UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-89560
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 39	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08666
Amendment No. 71	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America All American AnnuitySM
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 61. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
All American Annuity (issued before 5/1/00)
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
1

•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
•	Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Comstock Fund: Series II Shares
•	Invesco - Invesco V.I. Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
All American Annuity (issued between 5/1/00 and 2/14/02)
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
•	Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
2

•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Comstock Fund: Series II Shares
•	Invesco - Invesco V.I. Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
All American Annuity (issued on or after 2/15/02)
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Comstock Fund: Series II Shares
•	Invesco - Invesco V.I. Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
3

•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
4

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
5

SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

10

Recurring Contract Expenses
Beneficiary Protector Option[14]	0.40%
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
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[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	This option may be elected at any time.
[15]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.50%	1.99%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.99%)	$1,292	$2,260	$3,207	$5,682	*	$1,760	$2,907	$5,682	$592	$1,760	$2,907	$5,682
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	$1,136	$1,816	$2,507	$4,486	*	$1,316	$2,207	$4,486	$436	$1,316	$2,207	$4,486
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately
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returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
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In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The
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separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
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Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
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Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
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•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the
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abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
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Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
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Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
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•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
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Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
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Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
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The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Note: The Capital Preservation Plus Option was not available before May 1, 2003.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
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•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that
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period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
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The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
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Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on
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the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
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Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
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Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
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Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
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Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
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Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
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Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
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The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
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Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
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The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
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(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
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•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
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•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
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Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
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Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
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Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2015 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
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Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. International Growth Fund: Series II Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
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Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
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Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Effective May 1, 2012 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
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AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.
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Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.
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Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. International Growth Fund: Series II Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
70

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
71

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
72

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	The fund seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Effective May 1, 2012 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
73

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
74

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
75

Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. International Growth Fund: Series II Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
76

MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
77

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
78

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
79

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
80

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
81

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	The fund seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
82

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	22.080622	25.938885	17.47%	19,220
2016	20.070015	22.080622	10.02%	22,367
2015	19.977495	20.070015	0.46%	25,889
2014	18.454605	19.977495	8.25%	32,794
2013	13.842950	18.454605	33.31%	40,057
2012	11.920416	13.842950	16.13%	43,828
2011	11.345789	11.920416	5.06%	57,420
2010	10.154851	11.345789	11.73%	79,485
2009	8.518751	10.154851	19.21%	70,319
2008	14.502070	8.518751	-41.26%	72,703
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	17.323425	21.465378	23.91%	5,341
2016	17.629860	17.323425	-1.74%	5,433
2015	17.381505	17.629860	1.43%	5,494
2014	18.760245	17.381505	-7.35%	6,158
2013	15.432453	18.760245	21.56%	6,296
2012	13.644113	15.432453	13.11%	10,147
2011	17.098319	13.644113	-20.20%	12,575
2010	16.550635	17.098319	3.31%	18,988
2009	12.436431	16.550635	33.08%	21,906
2008	26.876347	12.436431	-53.73%	37,979
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	20.321787	26.504815	30.43%	8,435
2016	20.044250	20.321787	1.38%	10,938
2015	18.254958	20.044250	9.80%	10,081
2014	16.189452	18.254958	12.76%	11,376
2013	11.930527	16.189452	35.70%	15,041
2012	10.372853	11.930527	15.02%	22,104
2011	10.826450	10.372853	-4.67%	28,478
2010	9.951821	10.826450	8.79%	40,427
2009	7.328126	9.951821	35.80%	42,263
2008	12.294106	7.328126	-40.39%	49,685
83

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.502315	40.802556	11.78%	18,998
2016	29.530209	36.502315	23.61%	21,019
2015	31.613490	29.530209	-6.59%	24,754
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.778010	17.770901	12.63%	15,486
2016	15.345042	15.778010	2.82%	32,485
2015	15.648868	15.345042	-1.94%	39,080
2014	15.499469	15.648868	0.96%	25,690
2013	13.676520	15.499469	13.33%	30,616
2012	12.556505	13.676520	8.92%	38,118
2011	13.155568	12.556505	-4.55%	81,063
2010	12.100570	13.155568	8.72%	60,522
2009*	10.000000	12.100570	21.01%	53,117
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	12.026760	13.704544	13.95%	2,977
2016	10.539602	12.026760	14.11%	2,970
2015	10.915333	10.539602	-3.44%	2,970
2014*	10.000000	10.915333	9.15%	1,445
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.623155	31.964767	20.06%	22,010
2016	24.118434	26.623155	10.39%	22,387
2015	24.140113	24.118434	-0.09%	26,724
2014	21.547983	24.140113	12.03%	33,694
2013	16.517640	21.547983	30.45%	36,956
2012	14.441674	16.517640	14.37%	27,913
2011	14.347420	14.441674	0.66%	54,594
2010	12.646561	14.347420	13.45%	55,172
2009	10.129613	12.646561	24.85%	76,445
2008	16.316126	10.129613	-37.92%	70,027
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.514550	10.773465	2.46%	1,439
2016	9.743482	10.514550	7.91%	1,841
2015	9.935516	9.743482	-1.93%	635
2014*	10.000000	9.935516	-0.64%	0
84

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	25.687352	27.113812	5.55%	17,590
2016	22.643332	25.687352	13.44%	20,227
2015	23.500268	22.643332	-3.65%	22,479
2014	23.164936	23.500268	1.45%	23,411
2013	21.912579	23.164936	5.72%	29,843
2012	19.354396	21.912579	13.22%	49,076
2011	18.622881	19.354396	3.93%	65,016
2010	16.437282	18.622881	13.30%	90,529
2009	10.883576	16.437282	51.03%	88,160
2008	14.867763	10.883576	-26.80%	114,570
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.729542	12.857895	9.62%	16,889
2016	12.397186	11.729542	-5.39%	18,558
2015	13.376777	12.397186	-7.32%	20,082
2014	13.687198	13.376777	-2.27%	21,735
2013	11.900785	13.687198	15.01%	24,776
2012	10.920234	11.900785	8.98%	31,031
2011	11.667501	10.920234	-6.40%	34,517
2010	10.423485	11.667501	11.93%	52,438
2009	9.290933	10.423485	12.19%	21,764
2008	13.336768	9.290933	-30.34%	35,678
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	16.109122	16.554747	2.77%	24,012
2016	15.708421	16.109122	2.55%	25,922
2015	15.929078	15.708421	-1.39%	28,926
2014	15.536102	15.929078	2.53%	37,030
2013	15.568264	15.536102	-0.21%	49,423
2012	14.361317	15.568264	8.40%	69,076
2011	14.215737	14.361317	1.02%	110,228
2010	13.254333	14.215737	7.25%	140,595
2009	11.136757	13.254333	19.01%	138,320
2008	12.162159	11.136757	-8.43%	135,334
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	20.007795	22.581008	12.86%	22,688
2016	19.609046	20.007795	2.03%	28,092
2015	19.792078	19.609046	-0.92%	30,126
2014	18.906928	19.792078	4.68%	33,071
2013	16.522035	18.906928	14.43%	35,817
2012	14.837240	16.522035	11.36%	44,955
2011	15.393047	14.837240	-3.61%	56,131
2010	13.615255	15.393047	13.06%	63,074
2009	10.660610	13.615255	27.72%	75,188
2008	15.120808	10.660610	-29.50%	87,248
85

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	15.974497	17.997703	12.67%	22,926
2016	15.681996	15.974497	1.87%	23,362
2015	15.841940	15.681996	-1.01%	23,498
2014	15.154548	15.841940	4.54%	23,645
2013	13.265126	15.154548	14.24%	27,668
2012	11.932641	13.265126	11.17%	28,042
2011	12.395911	11.932641	-3.74%	28,701
2010	10.981394	12.395911	12.88%	30,746
2009	8.610314	10.981394	27.54%	39,701
2008	12.227478	8.610314	-29.58%	55,215
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	18.163386	21.355045	17.57%	11,922
2016	17.917373	18.163386	1.37%	13,967
2015	18.094618	17.917373	-0.98%	15,816
2014	17.274800	18.094618	4.75%	19,555
2013	14.255956	17.274800	21.18%	26,038
2012	12.479183	14.255956	14.24%	35,334
2011	13.440622	12.479183	-7.15%	43,346
2010	11.680069	13.440622	15.07%	54,556
2009	8.880327	11.680069	31.53%	59,922
2008	13.982048	8.880327	-36.49%	69,006
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	13.806645	16.204645	17.37%	15,000
2016	13.641866	13.806645	1.21%	16,476
2015	13.798188	13.641866	-1.13%	16,808
2014	13.197593	13.798188	4.55%	17,277
2013	10.913573	13.197593	20.93%	17,981
2012	9.571829	10.913573	14.02%	18,404
2011	10.330835	9.571829	-7.35%	20,514
2010	8.989413	10.330835	14.92%	24,883
2009	6.854201	8.989413	31.15%	32,052
2008	10.802711	6.854201	-36.55%	37,592
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	22.963134	26.440809	15.14%	46,809
2016	21.634252	22.963134	6.14%	50,949
2015	21.731456	21.634252	-0.45%	59,666
2014	19.928857	21.731456	9.05%	68,241
2013	16.836928	19.928857	18.36%	79,511
2012	14.787659	16.836928	13.86%	94,876
2011	15.515456	14.787659	-4.69%	117,927
2010	13.276017	15.515456	16.87%	161,995
2009	9.687491	13.276017	37.04%	204,492
2008	14.823977	9.687491	-34.65%	228,580
86

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	19.426100	22.343133	15.02%	10,509
2016	18.332498	19.426100	5.97%	13,204
2015	18.441867	18.332498	-0.59%	16,122
2014	16.923246	18.441867	8.97%	16,984
2013	14.323585	16.923246	18.15%	18,788
2012	12.594695	14.323585	13.73%	28,380
2011	13.221071	12.594695	-4.74%	32,391
2010	11.335109	13.221071	16.64%	53,546
2009	8.273288	11.335109	37.01%	64,128
2008	12.684095	8.273288	-34.77%	87,863
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	16.664613	20.428800	22.59%	9,932
2016	16.372718	16.664613	1.78%	10,332
2015	16.340684	16.372718	0.20%	10,628
2014	14.877955	16.340684	9.83%	11,602
2013	10.853827	14.877955	37.08%	12,666
2012	8.937704	10.853827	21.44%	14,269
2011	9.272186	8.937704	-3.61%	14,721
2010	7.928775	9.272186	16.94%	18,442
2009	5.889554	7.928775	34.62%	25,033
2008	10.110334	5.889554	-41.75%	32,262
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	16.254599	19.884529	22.33%	21,459
2016	15.984997	16.254599	1.69%	24,904
2015	15.974659	15.984997	0.06%	29,974
2014	14.574323	15.974659	9.61%	28,716
2013	10.642837	14.574323	36.94%	40,062
2012	8.789653	10.642837	21.08%	35,107
2011	9.126397	8.789653	-3.69%	33,175
2010	7.809318	9.126397	16.87%	37,595
2009	5.806254	7.809318	34.50%	46,911
2008	9.994478	5.806254	-41.91%	71,380
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	24.456413	27.326548	11.74%	145,284
2016	20.941271	24.456413	16.79%	157,581
2015	22.043383	20.941271	-5.00%	180,843
2014	20.483652	22.043383	7.61%	198,752
2013	16.154794	20.483652	26.80%	222,110
2012	13.917919	16.154794	16.07%	241,216
2011	13.931478	13.917919	-0.10%	286,532
2010	12.221108	13.931478	14.00%	349,358
2009	9.488733	12.221108	28.80%	420,240
2008	16.720156	9.488733	-43.25%	492,383
87

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.365232	23.839916	11.58%	137,096
2016	18.324488	21.365232	16.59%	149,097
2015	19.319041	18.324488	-5.15%	169,397
2014	17.979729	19.319041	7.45%	184,094
2013	14.200513	17.979729	26.61%	207,610
2012	12.248111	14.200513	15.94%	254,194
2011	12.284886	12.248111	-0.30%	312,828
2010	10.792679	12.284886	13.83%	400,882
2009	8.389172	10.792679	28.65%	475,690
2008	14.810452	8.389172	-43.36%	569,204
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	12.613190	12.578593	-0.27%	53,020
2016	12.707864	12.613190	-0.75%	53,601
2015	12.826137	12.707864	-0.92%	77,095
2014	12.947862	12.826137	-0.94%	83,968
2013	13.068246	12.947862	-0.92%	134,173
2012	13.176009	13.068246	-0.82%	212,963
2011	13.287525	13.176009	-0.84%	214,691
2010	13.382447	13.287525	-0.71%	227,471
2009	13.414096	13.382447	-0.24%	231,207
2008	13.144676	13.414096	2.05%	261,731
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	25.217730	29.168349	15.67%	89,015
2016	21.957846	25.217730	14.85%	101,786
2015	22.702121	21.957846	-3.28%	115,543
2014	20.763266	22.702121	9.34%	137,050
2013	15.706880	20.763266	32.19%	147,278
2012	13.393309	15.706880	17.27%	165,999
2011	13.311898	13.393309	0.61%	198,075
2010	11.720919	13.311898	13.57%	238,888
2009	9.305806	11.720919	25.95%	295,894
2008	16.135980	9.305806	-42.33%	351,644
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	18.932284	21.868068	15.51%	71,867
2016	16.504230	18.932284	14.71%	74,524
2015	17.096503	16.504230	-3.46%	86,120
2014	15.658959	17.096503	9.18%	87,508
2013	11.864351	15.658959	31.98%	98,262
2012	10.129951	11.864351	17.12%	106,592
2011	10.089802	10.129951	0.40%	120,881
2010	8.892841	10.089802	13.46%	138,019
2009	7.068523	8.892841	25.81%	160,110
2008	12.282570	7.068523	-42.45%	186,480
88

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	24.146170	32.289167	33.72%	157,561
2016	24.204389	24.146170	-0.24%	171,805
2015	22.826653	24.204389	6.04%	196,447
2014	20.726647	22.826653	10.13%	220,706
2013	15.363312	20.726647	34.91%	249,210
2012	13.541366	15.363312	13.45%	255,955
2011	13.651692	13.541366	-0.81%	304,027
2010	11.109889	13.651692	22.88%	381,973
2009	8.752739	11.109889	26.93%	455,712
2008	16.747197	8.752739	-47.74%	515,417
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	12.570888	16.787049	33.54%	180,398
2016	12.621707	12.570888	-0.40%	201,616
2015	11.919782	12.621707	5.89%	220,277
2014	10.840267	11.919782	9.96%	237,864
2013	8.047184	10.840267	34.71%	262,587
2012	7.101719	8.047184	13.31%	297,616
2011	7.172026	7.101719	-0.98%	371,501
2010	5.845848	7.172026	22.69%	463,679
2009	4.612133	5.845848	26.75%	563,562
2008	8.837119	4.612133	-47.81%	591,839
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	16.522038	17.522697	6.06%	81,208
2016	14.584042	16.522038	13.29%	101,680
2015	15.298493	14.584042	-4.67%	120,202
2014	15.281017	15.298493	0.11%	120,068
2013	14.571681	15.281017	4.87%	134,863
2012	12.882932	14.571681	13.11%	145,390
2011	12.514908	12.882932	2.94%	172,288
2010	11.103919	12.514908	12.71%	210,423
2009	7.797205	11.103919	42.41%	253,784
2008	10.504908	7.797205	-25.78%	298,047
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	17.141129	18.152508	5.90%	45,360
2016	15.157441	17.141129	13.09%	51,417
2015	15.918166	15.157441	-4.78%	55,864
2014	15.926815	15.918166	-0.05%	45,996
2013	15.212745	15.926815	4.69%	51,696
2012	13.476208	15.212745	12.89%	75,221
2011	13.117755	13.476208	2.73%	86,023
2010	11.650592	13.117755	12.59%	118,171
2009	8.198818	11.650592	42.10%	151,742
2008	11.057436	8.198818	-25.85%	199,810
89

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	25.768208	31.066204	20.56%	196,295
2016	23.256520	25.768208	10.80%	225,548
2015	23.170406	23.256520	0.37%	239,146
2014	20.597463	23.170406	12.49%	250,538
2013	15.724759	20.597463	30.99%	283,010
2012	13.696126	15.724759	14.81%	386,201
2011	13.550928	13.696126	1.07%	472,511
2010	11.893972	13.550928	13.93%	532,432
2009	9.484550	11.893972	25.40%	629,939
2008	15.198970	9.484550	-37.60%	750,481
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	21.530579	22.225865	3.23%	85,813
2016	20.752550	21.530579	3.75%	92,331
2015	21.077045	20.752550	-1.54%	109,480
2014	20.107393	21.077045	4.82%	120,570
2013	20.667625	20.107393	-2.71%	135,660
2012	19.704129	20.667625	4.89%	166,922
2011	18.533414	19.704129	6.32%	194,977
2010	17.356501	18.533414	6.78%	267,049
2009	15.142153	17.356501	14.62%	299,932
2008	15.800825	15.142153	-4.17%	362,007
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	68.534448	81.939868	19.56%	59,167
2016	61.714681	68.534448	11.05%	61,951
2015	63.255271	61.714681	-2.44%	67,218
2014	60.135739	63.255271	5.19%	69,831
2013	44.620934	60.135739	34.77%	76,241
2012	39.259010	44.620934	13.66%	77,335
2011	44.392274	39.259010	-11.56%	84,806
2010	34.822634	44.392274	27.48%	100,835
2009	25.109155	34.822634	38.69%	128,518
2008	41.907166	25.109155	-40.08%	147,761
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.609671	46.097933	19.39%	124,716
2016	34.826534	38.609671	10.86%	132,314
2015	35.742690	34.826534	-2.56%	149,909
2014	34.032729	35.742690	5.02%	154,875
2013	25.288268	34.032729	34.58%	170,953
2012	22.285970	25.288268	13.47%	222,867
2011	25.238327	22.285970	-11.70%	260,639
2010	19.817965	25.238327	27.35%	313,603
2009	14.316820	19.817965	38.42%	403,970
2008	23.933598	14.316820	-40.18%	447,847
90

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.193399	20.868571	28.87%	52,203
2016	17.230760	16.193399	-6.02%	55,827
2015	16.809297	17.230760	2.51%	63,252
2014	18.478515	16.809297	-9.03%	59,251
2013	14.309076	18.478515	29.14%	62,240
2012	11.984794	14.309076	19.39%	72,235
2011	14.617902	11.984794	-18.01%	90,022
2010	13.061075	14.617902	11.92%	112,397
2009	10.429094	13.061075	25.24%	124,544
2008	18.757073	10.429094	-44.40%	145,454
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	11.131880	14.332991	28.76%	67,614
2016	11.863347	11.131880	-6.17%	75,294
2015	11.594889	11.863347	2.32%	78,355
2014	12.765185	11.594889	-9.17%	43,894
2013	9.900860	12.765185	28.93%	50,516
2012	8.303849	9.900860	19.23%	58,060
2011	10.141934	8.303849	-18.12%	81,474
2010	9.074924	10.141934	11.76%	95,718
2009	7.258691	9.074924	25.02%	121,744
2008	13.077072	7.258691	-44.49%	149,828
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	21.831379	24.983969	14.44%	7,721
2016	19.696574	21.831379	10.84%	7,808
2015	20.049208	19.696574	-1.76%	7,982
2014	18.185510	20.049208	10.25%	8,418
2013	13.878257	18.185510	31.04%	8,589
2012	11.598910	13.878257	19.65%	9,117
2011	12.016300	11.598910	-3.47%	9,455
2010	10.304295	12.016300	16.61%	14,095
2009	7.308412	10.304295	40.99%	16,642
2008	13.799636	7.308412	-47.04%	18,663
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	21.311989	24.353254	14.27%	3,746
2016	19.260532	21.311989	10.65%	3,832
2015	19.636335	19.260532	-1.91%	4,101
2014	17.843013	19.636335	10.05%	4,137
2013	13.628294	17.843013	30.93%	4,596
2012	11.413859	13.628294	19.40%	6,113
2011	11.840221	11.413859	-3.60%	7,750
2010	10.172002	11.840221	16.40%	12,695
2009	7.226735	10.172002	40.76%	16,932
2008	13.663746	7.226735	-47.11%	13,091
91

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	24.179213	28.521064	17.96%	13,270
2016	22.339183	24.179213	8.24%	16,808
2015	23.296689	22.339183	-4.11%	21,768
2014	22.081917	23.296689	5.50%	22,111
2013	17.124699	22.081917	28.95%	25,643
2012	13.606702	17.124699	25.85%	29,095
2011	15.101760	13.606702	-9.90%	33,586
2010	12.068055	15.101760	25.14%	54,542
2009	7.752848	12.068055	55.66%	58,564
2008	16.067871	7.752848	-51.75%	62,536
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.502325	14.976455	10.92%	7,388
2016	12.044022	13.502325	12.11%	7,401
2015	12.965069	12.044022	-7.10%	8,507
2014	12.726936	12.965069	1.87%	8,520
2013	10.381296	12.726936	22.59%	8,392
2012	9.087691	10.381296	14.23%	6,038
2011	9.318350	9.087691	-2.48%	3,981
2010	8.532754	9.318350	9.21%	18,393
2009	6.613814	8.532754	29.01%	24,527
2008*	10.000000	6.613814	-33.86%	1,288
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	18.517423	23.299306	25.82%	31,688
2016	18.324958	18.517423	1.05%	32,437
2015	17.661752	18.324958	3.76%	33,149
2014	16.484585	17.661752	7.14%	33,403
2013	11.905000	16.484585	38.47%	36,255
2012	10.599433	11.905000	12.32%	39,992
2011	11.431370	10.599433	-7.28%	37,371
2010	9.652435	11.431370	18.43%	40,896
2009	5.883153	9.652435	64.07%	38,683
2008	11.672599	5.883153	-49.60%	45,903
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	23.063797	26.860423	16.46%	41,880
2016	19.903363	23.063797	15.88%	47,581
2015	21.421195	19.903363	-7.09%	55,412
2014	19.822671	21.421195	8.06%	59,069
2013	14.752926	19.822671	34.36%	65,439
2012	12.524523	14.752926	17.79%	93,018
2011	12.916674	12.524523	-3.04%	116,434
2010	11.271373	12.916674	14.60%	148,785
2009	8.862011	11.271373	27.19%	178,003
2008	13.936612	8.862011	-36.41%	196,312
92

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.851904	18.841674	11.81%	5,780
2016	15.463749	16.851904	8.98%	5,880
2015	16.609048	15.463749	-6.90%	12,882
2014	15.548360	16.609048	6.82%	12,966
2013	12.174648	15.548360	27.71%	17,453
2012	10.818875	12.174648	12.53%	21,275
2011	10.954587	10.818875	-1.24%	12,924
2010	10.123306	10.954587	8.21%	16,467
2009	7.985772	10.123306	26.77%	25,905
2008	11.570885	7.985772	-30.98%	24,344
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	22.771005	27.681256	21.56%	2,701
2016	23.150083	22.771005	-1.64%	2,728
2015	23.999881	23.150083	-3.54%	2,952
2014	24.208302	23.999881	-0.86%	2,981
2013	20.587064	24.208302	17.59%	3,205
2012	18.033964	20.587064	14.16%	4,833
2011	19.575298	18.033964	-7.87%	5,561
2010	17.550194	19.575298	11.54%	7,334
2009	13.133381	17.550194	33.63%	7,975
2008	22.302281	13.133381	-41.11%	10,143
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	14.049911	16.998233	20.98%	1,654
2016	14.103556	14.049911	-0.38%	841
2015	14.092006	14.103556	0.08%	2,215
2014	13.210982	14.092006	6.67%	1,513
2013	9.763789	13.210982	35.31%	1,555
2012*	10.000000	9.763789	-2.36%	1,729
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	14.149082	16.575972	17.15%	9,068
2016	14.660939	14.149082	-3.49%	11,693
2015	16.149455	14.660939	-9.22%	18,344
2014	17.210480	16.149455	-6.16%	20,818
2013	13.885775	17.210480	23.94%	23,037
2012	11.763500	13.885775	18.04%	28,105
2011	12.798332	11.763500	-8.09%	30,029
2010	11.889585	12.798332	7.64%	20,301
2009*	10.000000	11.889585	18.90%	10,042
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.976574	11.365718	26.62%	1,398
2016	7.503267	8.976574	19.64%	1,262
2015	9.475673	7.503267	-20.82%	0
2014*	10.000000	9.475673	-5.24%	593
93

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	15.747093	19.758992	25.48%	22,407
2016	15.196288	15.747093	3.62%	23,863
2015	14.690878	15.196288	3.44%	27,534
2014	13.662472	14.690878	7.53%	30,135
2013	10.052293	13.662472	35.91%	35,445
2012	8.717264	10.052293	15.31%	39,564
2011	9.378876	8.717264	-7.05%	56,164
2010	7.328525	9.378876	27.98%	77,908
2009	5.238093	7.328525	39.91%	85,869
2008	10.925111	5.238093	-52.05%	95,583
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	21.944192	27.459903	25.14%	12,896
2016	20.362459	21.944192	7.77%	14,432
2015	21.008516	20.362459	-3.08%	16,280
2014	22.928340	21.008516	-8.37%	14,108
2013	16.391773	22.928340	39.88%	16,747
2012	13.688690	16.391773	19.75%	21,661
2011	15.440003	13.688690	-11.34%	33,386
2010	11.466816	15.440003	34.65%	42,392
2009	7.105735	11.466816	61.37%	46,047
2008	11.861661	7.105735	-40.09%	39,102
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.411199	30.699465	16.24%	21,897
2016	23.435398	26.411199	12.70%	29,609
2015	23.883242	23.435398	-1.88%	38,748
2014	21.880044	23.883242	9.16%	33,383
2013	16.290963	21.880044	34.31%	37,803
2012	14.193338	16.290963	14.78%	43,478
2011	14.396343	14.193338	-1.41%	43,428
2010	13.068547	14.396343	10.16%	63,946
2009	10.774808	13.068547	21.29%	69,990
2008	16.174050	10.774808	-33.38%	73,672
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.512381	20.742507	25.62%	13,608
2016	16.053670	16.512381	2.86%	15,486
2015	15.244199	16.053670	5.31%	20,863
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.238123	12.990876	26.89%	31,810
2016	9.765565	10.238123	4.84%	39,259
2015*	10.000000	9.765565	-2.34%	40,480
94

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	14.292184	14.991257	4.89%	6,447
2016	13.630168	14.292184	4.86%	8,043
2015	13.876375	13.630168	-1.77%	7,996
2014	13.024147	13.876375	6.54%	10,158
2013	13.225790	13.024147	-1.52%	8,384
2012	12.228754	13.225790	8.15%	9,836
2011	11.712833	12.228754	4.40%	13,889
2010	11.066201	11.712833	5.84%	14,823
2009	10.214199	11.066201	8.34%	30,418
2008	11.516253	10.214199	-11.31%	64,404
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.934657	27.856536	7.41%	2,055
2016	21.780415	25.934657	19.07%	2,003
2015	23.011426	21.780415	-5.35%	0
2014	20.568918	23.011426	11.87%	0
2013	15.771114	20.568918	30.42%	0
2012	13.912906	15.771114	13.36%	0
2011	13.978078	13.912906	-0.47%	0
2010	12.471844	13.978078	12.08%	0
2009*	10.000000	12.471844	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.349187	18.751843	14.70%	83,847
2016	15.142775	16.349187	7.97%	79,070
2015	15.139024	15.142775	0.02%	64,131
2014	14.557717	15.139024	3.99%	82,039
2013	11.921435	14.557717	22.11%	90,211
2012	10.401319	11.921435	14.61%	89,178
2011	10.404216	10.401319	-0.03%	113,135
2010	9.377085	10.404216	10.95%	160,451
2009	7.670922	9.377085	22.24%	191,428
2008	11.028289	7.670922	-30.44%	144,412
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.207335	12.480021	2.23%	14,453
2016	12.005894	12.207335	1.68%	24,188
2015	12.149105	12.005894	-1.18%	34,165
2014	11.683962	12.149105	3.98%	36,764
2013	12.107662	11.683962	-3.50%	54,094
2012	11.645656	12.107662	3.97%	65,166
2011	11.120547	11.645656	4.72%	70,756
2010	10.592676	11.120547	4.98%	102,999
2009	9.535719	10.592676	11.08%	101,196
2008	10.681685	9.535719	-10.73%	54,485
95

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.769207	21.754035	29.73%	30,555
2016	16.897976	16.769207	-0.76%	33,986
2015	16.012366	16.897976	5.53%	36,551
2014	15.874540	16.012366	0.87%	41,364
2013	12.458485	15.874540	27.42%	54,314
2012	10.302734	12.458485	20.92%	63,710
2011	11.469029	10.302734	-10.17%	65,586
2010	10.403352	11.469029	10.24%	68,363
2009	7.417275	10.403352	40.26%	88,399
2008	12.203617	7.417275	-39.22%	101,894
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.437829	22.073897	26.59%	65,152
2016	16.141606	17.437829	8.03%	83,542
2015	15.312284	16.141606	5.42%	89,553
2014	14.305178	15.312284	7.04%	93,513
2013	11.142876	14.305178	28.38%	114,764
2012	9.582479	11.142876	16.28%	121,155
2011	10.150050	9.582479	-5.59%	128,099
2010	8.669986	10.150050	17.07%	129,399
2009	6.307117	8.669986	37.46%	100,886
2008	11.414370	6.307117	-44.74%	93,807
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.262722	18.433049	20.77%	13,369
2016	13.870826	15.262722	10.03%	11,972
2015	13.853317	13.870826	0.13%	25,076
2014	12.688489	13.853317	9.18%	25,397
2013	9.633985	12.688489	31.71%	31,221
2012	8.308872	9.633985	15.95%	34,358
2011	8.580214	8.308872	-3.16%	32,808
2010	7.805765	8.580214	9.92%	34,884
2009	6.030005	7.805765	29.45%	41,371
2008	9.829384	6.030005	-38.65%	13,919
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.832949	18.330244	23.58%	3,483
2016	13.188631	14.832949	12.47%	3,592
2015	13.475852	13.188631	-2.13%	3,592
2014	12.767628	13.475852	5.55%	3,356
2013	8.980577	12.767628	42.17%	3,356
2012	7.760436	8.980577	15.72%	0
2011	8.868399	7.760436	-12.49%	0
2010	7.759548	8.868399	14.29%	2,385
2009	5.121475	7.759548	51.51%	3,206
2008*	10.000000	5.121475	-48.79%	1,867
96

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.683398	19.559967	17.24%	0
2016	15.296666	16.683398	9.07%	0
2015	15.508268	15.296666	-1.36%	0
2014	14.167999	15.508268	9.46%	0
2013	10.323799	14.167999	37.24%	0
2012	9.357811	10.323799	10.32%	9
2011	9.766311	9.357811	-4.18%	1,023
2010	7.979771	9.766311	22.39%	43
2009	6.137189	7.979771	30.02%	634
2008*	10.000000	6.137189	-38.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.734644	16.298033	18.66%	3,578
2016	12.795829	13.734644	7.34%	3,578
2015	13.149156	12.795829	-2.69%	3,578
2014	12.703984	13.149156	3.50%	3,578
2013	9.905989	12.703984	28.25%	3,578
2012	8.610358	9.905989	15.05%	3,578
2011	9.285006	8.610358	-7.27%	3,799
2010	8.154464	9.285006	13.86%	221
2009	6.372240	8.154464	27.97%	0
2008*	10.000000	6.372240	-36.28%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.383683	14.854509	10.99%	8,093
2016	12.733900	13.383683	5.10%	11,635
2015	12.993669	12.733900	-2.00%	15,339
2014	12.577768	12.993669	3.31%	16,442
2013	11.075101	12.577768	13.57%	13,214
2012	10.067963	11.075101	10.00%	28,886
2011	10.302913	10.067963	-2.28%	31,009
2010	9.421327	10.302913	9.36%	34,497
2009	7.938247	9.421327	18.68%	27,954
2008*	10.000000	7.938247	-20.62%	2,767
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.757858	15.781409	14.71%	4,972
2016	12.941897	13.757858	6.30%	6,138
2015	13.241957	12.941897	-2.27%	10,978
2014	12.769136	13.241957	3.70%	12,085
2013	10.632627	12.769136	20.09%	9,658
2012	9.446137	10.632627	12.56%	9,661
2011	9.877084	9.446137	-4.36%	10,063
2010	8.872557	9.877084	11.32%	6,497
2009	7.214380	8.872557	22.98%	12,457
2008*	10.000000	7.214380	-27.86%	12,418
97

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.480726	13.148522	5.35%	0
2016	12.044507	12.480726	3.62%	0
2015	12.249919	12.044507	-1.68%	633
2014	11.968096	12.249919	2.35%	455
2013	11.514872	11.968096	3.94%	8,645
2012	10.814610	11.514872	6.48%	455
2011	10.766211	10.814610	0.45%	3,733
2010	10.177342	10.766211	5.79%	5,758
2009	9.091244	10.177342	11.95%	6,513
2008*	10.000000	9.091244	-9.09%	6,987
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.605030	15.358614	12.89%	15,827
2016	12.867981	13.605030	5.73%	19,620
2015	13.131352	12.867981	-2.01%	20,148
2014	12.677907	13.131352	3.58%	19,250
2013	10.865022	12.677907	16.69%	58,309
2012	9.761924	10.865022	11.30%	101,843
2011	10.090736	9.761924	-3.26%	89,717
2010	9.147371	10.090736	10.31%	117,310
2009	7.573033	9.147371	20.79%	80,873
2008*	10.000000	7.573033	-24.27%	1,167
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.692879	16.013900	16.95%	4,479
2016	12.848490	13.692879	6.57%	4,482
2015	13.170287	12.848490	-2.44%	4,486
2014	12.716502	13.170287	3.57%	4,490
2013	10.330540	12.716502	23.10%	4,493
2012	9.102215	10.330540	13.49%	4,497
2011	9.639659	9.102215	-5.58%	4,708
2010	8.588829	9.639659	12.23%	4,712
2009	6.850462	8.588829	25.38%	5,511
2008*	10.000000	6.850462	-31.50%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.178203	14.343726	8.84%	1,095
2016	12.551452	13.178203	4.99%	1,133
2015	12.808258	12.551452	-2.01%	5,231
2014	12.423929	12.808258	3.09%	5,890
2013	11.275842	12.423929	10.18%	6,157
2012	10.345184	11.275842	9.00%	23,254
2011	10.472530	10.345184	-1.22%	9,203
2010	9.696966	10.472530	8.00%	50,564
2009	8.319130	9.696966	16.56%	4,305
2008*	10.000000	8.319130	-16.81%	0
98

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.897779	13.309530	3.19%	11,583
2016	12.400483	12.897779	4.01%	18,064
2015	12.630635	12.400483	-1.82%	16,418
2014	12.181808	12.630635	3.68%	18,630
2013	12.566112	12.181808	-3.06%	16,913
2012	11.803670	12.566112	6.46%	26,099
2011	11.216857	11.803670	5.23%	15,845
2010	10.605582	11.216857	5.76%	26,237
2009	9.860209	10.605582	7.56%	40,802
2008*	10.000000	9.860209	-1.40%	1,054
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.804843	14.189139	2.78%	12,342
2016	13.486986	13.804843	2.36%	13,136
2015	13.687124	13.486986	-1.46%	11,339
2014	13.175242	13.687124	3.89%	13,088
2013	13.579823	13.175242	-2.98%	17,589
2012	12.799331	13.579823	6.10%	15,503
2011	12.184889	12.799331	5.04%	18,177
2010	11.378498	12.184889	7.09%	8,868
2009	9.866034	11.378498	15.33%	12,267
2008*	10.000000	9.866034	-1.34%	324
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.537474	31.526201	39.88%	18,037
2016	21.169902	22.537474	6.46%	19,450
2015	25.514765	21.169902	-17.03%	21,748
2014	27.325255	25.514765	-6.63%	25,205
2013	27.469468	27.325255	-0.52%	7,202
2012	23.705775	27.469468	15.88%	8,030
2011	30.919669	23.705775	-23.33%	12,204
2010	26.930752	30.919669	14.81%	15,615
2009	16.671334	26.930752	61.54%	18,614
2008	40.007826	16.671334	-58.33%	13,512
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.823863	14.989455	1.12%	132,337
2016	14.855480	14.823863	-0.21%	147,752
2015	15.014283	14.855480	-1.06%	156,453
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480
99

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.214070	10.159938	-0.53%	620,397
2016	10.310992	10.214070	-0.94%	547,084
2015	10.409884	10.310992	-0.95%	623,993
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.744139	11.006292	25.87%	2,678
2016	8.772183	8.744139	-0.32%	9,290
2015	9.151031	8.772183	-4.14%	9,422
2014	9.305772	9.151031	-1.66%	5,017
2013	7.991492	9.305772	16.45%	5,178
2012	7.002154	7.991492	14.13%	5,326
2011	7.854623	7.002154	-10.85%	5,558
2010	7.017451	7.854623	11.93%	6,037
2009	5.472923	7.017451	28.22%	6,456
2008*	10.000000	5.472923	-45.27%	6,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.720988	25.480314	17.31%	37,538
2016	20.032169	21.720988	8.43%	39,407
2015	20.428190	20.032169	-1.94%	43,515
2014	19.644754	20.428190	3.99%	53,768
2013	15.586283	19.644754	26.04%	64,874
2012	13.576952	15.586283	14.80%	86,415
2011	14.267815	13.576952	-4.84%	101,056
2010	12.566297	14.267815	13.54%	146,780
2009	9.973460	12.566297	26.00%	150,846
2008	15.943260	9.973460	-37.44%	149,723
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.504352	18.167622	10.08%	10,438
2016	15.674341	16.504352	5.30%	10,304
2015	15.852202	15.674341	-1.12%	10,777
2014	15.302587	15.852202	3.59%	13,415
2013	13.620887	15.302587	12.35%	10,010
2012	12.571832	13.620887	8.34%	6,083
2011	12.580870	12.571832	-0.07%	3,067
2010	11.566339	12.580870	8.77%	1,998
2009*	10.000000	11.566339	15.66%	8,339
100

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	19.039571	21.651935	13.72%	11
2016	17.840940	19.039571	6.72%	11
2015	18.108358	17.840940	-1.48%	0
2014	17.376392	18.108358	4.21%	0
2013	14.681050	17.376392	18.36%	0
2012	13.204625	14.681050	11.18%	0
2011	13.456927	13.204625	-1.87%	0
2010	12.127012	13.456927	10.97%	0
2009*	10.000000	12.127012	21.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	15.212999	15.925165	4.68%	45,054
2016	14.730459	15.212999	3.28%	55,812
2015	14.832458	14.730459	-0.69%	68,172
2014	14.413970	14.832458	2.90%	85,273
2013	13.881501	14.413970	3.84%	101,677
2012	13.325285	13.881501	4.17%	116,335
2011	13.069774	13.325285	1.95%	131,511
2010	12.460846	13.069774	4.89%	190,879
2009	11.532678	12.460846	8.05%	231,667
2008	12.389492	11.532678	-6.92%	251,385
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.090556	21.354093	11.86%	273,599
2016	17.988287	19.090556	6.13%	312,870
2015	18.221802	17.988287	-1.28%	370,228
2014	17.490371	18.221802	4.18%	434,890
2013	15.140619	17.490371	15.52%	497,266
2012	13.794698	15.140619	9.76%	647,407
2011	13.932367	13.794698	-0.99%	797,053
2010	12.681895	13.932367	9.86%	1,012,887
2009	10.747040	12.681895	18.00%	1,071,076
2008	14.127045	10.747040	-23.93%	1,311,567
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.764006	23.997606	15.57%	184,916
2016	19.323705	20.764006	7.45%	192,673
2015	19.652457	19.323705	-1.67%	207,874
2014	18.903874	19.652457	3.96%	218,476
2013	15.595313	18.903874	21.22%	262,915
2012	13.840733	15.595313	12.68%	300,520
2011	14.276814	13.840733	-3.05%	448,726
2010	12.774219	14.276814	11.76%	587,180
2009	10.367778	12.774219	23.21%	561,876
2008	15.256486	10.367778	-32.04%	694,426
101

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.427522	18.852472	8.18%	68,365
2016	16.644981	17.427522	4.70%	72,832
2015	16.809758	16.644981	-0.98%	95,246
2014	16.203057	16.809758	3.74%	111,770
2013	14.804710	16.203057	9.45%	155,631
2012	13.834743	14.804710	7.01%	177,748
2011	13.684915	13.834743	1.09%	221,252
2010	12.731832	13.684915	7.49%	257,278
2009	11.220142	12.731832	13.47%	304,803
2008	13.333711	11.220142	-15.85%	347,086
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	24.332125	30.625471	25.86%	516,048
2016	23.774518	24.332125	2.35%	575,308
2015	22.898281	23.774518	3.83%	655,188
2014	21.294592	22.898281	7.53%	713,959
2013	15.774789	21.294592	34.99%	770,045
2012	13.448910	15.774789	17.29%	880,967
2011	13.925062	13.448910	-3.42%	1,072,665
2010	12.955192	13.925062	7.49%	1,389,790
2009*	10.000000	12.955192	29.55%	2,461
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	29.777571	34.089177	14.48%	28,285
2016	25.049267	29.777571	18.88%	33,322
2015	26.010487	25.049267	-3.70%	35,536
2014	24.052890	26.010487	8.14%	35,955
2013	18.284844	24.052890	31.55%	41,307
2012	15.741304	18.284844	16.16%	57,918
2011	16.329309	15.741304	-3.60%	68,026
2010	13.097978	16.329309	24.67%	80,647
2009	9.687548	13.097978	35.20%	76,314
2008	15.430272	9.687548	-37.22%	95,246
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.551799	13.120811	24.35%	0
2016	10.922704	10.551799	-3.40%	0
2015	11.100099	10.922704	-1.60%	0
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.805542	10.687622	21.37%	17,518
2016	8.467943	8.805542	3.99%	18,506
2015	9.031956	8.467943	-6.24%	20,687
2014*	10.000000	9.031956	-9.68%	21,259
102

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.292322	19.673312	28.65%	233
2016	15.137350	15.292322	1.02%	233
2015	14.818766	15.137350	2.15%	233
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.465315	17.518813	13.28%	52,838
2016	13.454417	15.465315	14.95%	60,448
2015	14.066855	13.454417	-4.35%	71,144
2014	12.882216	14.066855	9.20%	84,997
2013	9.631938	12.882216	33.74%	103,171
2012	8.269755	9.631938	16.47%	108,842
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.395424	19.446642	26.31%	989
2016	14.655235	15.395424	5.05%	1,083
2015	14.847112	14.655235	-1.29%	1,739
2014	14.451923	14.847112	2.73%	1,154
2013	10.526617	14.451923	37.29%	1,267
2012	9.270232	10.526617	13.55%	5,685
2011	9.794929	9.270232	-5.36%	6,876
2010	7.819220	9.794929	25.27%	11,760
2009	6.230272	7.819220	25.50%	4,469
2008*	10.000000	6.230272	-37.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.009185	22.562411	12.76%	4,651
2016	17.178293	20.009185	16.48%	5,896
2015	17.858366	17.178293	-3.81%	5,975
2014	15.407339	17.858366	15.91%	5,495
2013	11.464750	15.407339	34.39%	4,237
2012	9.948767	11.464750	15.24%	3,249
2011	10.282687	9.948767	-3.25%	5,080
2010	8.677644	10.282687	18.50%	6,256
2009	6.714877	8.677644	29.23%	6,728
2008*	10.000000	6.714877	-32.85%	1,408
103

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.695368	21.847683	23.47%	6,765
2016	16.532425	17.695368	7.03%	9,266
2015	16.603044	16.532425	-0.43%	11,445
2014	16.347350	16.603044	1.56%	14,773
2013	11.465150	16.347350	42.58%	19,445
2012	10.235272	11.465150	12.02%	33,851
2011	10.422995	10.235272	-1.80%	40,761
2010	8.411296	10.422995	23.92%	51,120
2009	6.676786	8.411296	25.98%	51,830
2008	12.608381	6.676786	-47.04%	51,338
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	27.512951	29.637715	7.72%	12,495
2016	22.112292	27.512951	24.42%	12,413
2015	23.822645	22.112292	-7.18%	12,584
2014	22.527126	23.822645	5.75%	14,639
2013	16.242327	22.527126	38.69%	17,409
2012	13.630774	16.242327	19.16%	18,021
2011	14.554941	13.630774	-6.35%	31,536
2010	11.618530	14.554941	25.27%	42,777
2009	9.319823	11.618530	24.66%	68,404
2008	13.898601	9.319823	-32.94%	84,957
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.083817	33.731983	12.13%	12,588
2016	24.784337	30.083817	21.38%	14,069
2015	25.505388	24.784337	-2.83%	14,749
2014	25.607629	25.505388	-0.40%	16,748
2013	18.394164	25.607629	39.22%	19,445
2012	16.116918	18.394164	14.13%	24,501
2011	17.273568	16.116918	-6.70%	25,622
2010	13.953616	17.273568	23.79%	42,443
2009	10.479414	13.953616	33.15%	43,791
2008	17.162738	10.479414	-38.94%	57,187
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	16.279474	19.389776	19.11%	104
2016	14.785456	16.279474	10.10%	331
2015	14.829101	14.785456	-0.29%	1,219
2014	13.389207	14.829101	10.75%	1,257
2013	10.335338	13.389207	29.55%	1,292
2012	9.165522	10.335338	12.76%	3,462
2011	9.218391	9.165522	-0.57%	4,854
2010	8.219829	9.218391	12.15%	5,414
2009	6.609502	8.219829	24.36%	5,118
2008	11.428524	6.609502	-42.17%	2,221
104

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.395865	15.135445	5.14%	37,221
2016	13.560391	14.395865	6.16%	41,810
2015	14.511870	13.560391	-6.56%	47,819
2014	11.392190	14.511870	27.38%	53,226
2013	11.199051	11.392190	1.72%	51,407
2012	9.782450	11.199051	14.48%	54,642
2011	9.304917	9.782450	5.13%	62,640
2010	7.236225	9.304917	28.59%	86,880
2009	5.597553	7.236225	29.27%	73,019
2008*	10.000000	5.597553	-44.02%	763
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.821095	10.887834	0.62%	3,730
2016	10.659012	10.821095	1.52%	4,192
2015	10.798073	10.659012	-1.29%	6,221
2014	10.848061	10.798073	-0.46%	8,862
2013	10.940564	10.848061	-0.85%	13,155
2012	10.669788	10.940564	2.54%	12,741
2011	10.633816	10.669788	0.34%	16,594
2010	10.482149	10.633816	1.45%	25,499
2009	9.880242	10.482149	6.09%	28,415
2008*	10.000000	9.880242	-1.20%	20,971
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.459678	17.576499	21.56%	0
2016	14.436952	14.459678	0.16%	0
2015	15.167356	14.436952	-4.82%	0
2014	16.670988	15.167356	-9.02%	2,019
2013	14.014699	16.670988	18.95%	3,870
2012	11.834153	14.014699	18.43%	166
2011	13.642767	11.834153	-13.26%	360
2010	12.951641	13.642767	5.34%	144
2009*	10.000000	12.951641	29.52%	82
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.039857	27.027434	17.31%	3,715
2016	21.172225	23.039857	8.82%	6,095
2015	21.474851	21.172225	-1.41%	7,231
2014	19.641663	21.474851	9.33%	7,282
2013	14.411002	19.641663	36.30%	9,171
2012	13.110097	14.411002	9.92%	7,935
2011	13.656248	13.110097	-4.00%	7,819
2010	11.222299	13.656248	21.69%	6,877
2009	8.620739	11.222299	30.18%	4,793
2008	14.372410	8.620739	-40.02%	3,498
105

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.824317	32.169559	35.03%	34,534
2016	24.090023	23.824317	-1.10%	34,936
2015	23.459542	24.090023	2.69%	41,512
2014	23.207389	23.459542	1.09%	45,419
2013	18.450068	23.207389	25.78%	19,307
2012	15.400841	18.450068	19.80%	23,126
2011	16.997638	15.400841	-9.39%	31,853
2010	14.831568	16.997638	14.60%	44,788
2009	10.745123	14.831568	38.03%	62,445
2008	18.180788	10.745123	-40.90%	67,205
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	19.721755	20.714116	5.03%	44,063
2016	18.736551	19.721755	5.26%	55,922
2015	19.399642	18.736551	-3.42%	61,483
2014	19.109589	19.399642	1.52%	82,112
2013	19.363920	19.109589	-1.31%	103,882
2012	17.278115	19.363920	12.07%	147,892
2011	17.330909	17.278115	-0.30%	177,212
2010	15.245039	17.330909	13.68%	246,095
2009	12.998483	15.245039	17.28%	288,553
2008	15.346048	12.998483	-15.30%	277,915
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.911654	11.161589	25.25%	804
2016	9.248003	8.911654	-3.64%	1,515
2015	9.055435	9.248003	2.13%	0
2014*	10.000000	9.055435	-9.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	21.985241	25.399682	15.53%	51,916
2016	19.942386	21.985241	10.24%	60,658
2015	19.526984	19.942386	2.13%	75,538
2014	17.857044	19.526984	9.35%	78,796
2013	13.716123	17.857044	30.19%	88,967
2012	11.875554	13.716123	15.50%	114,713
2011	12.027045	11.875554	-1.26%	129,112
2010	10.483290	12.027045	14.73%	167,724
2009	8.268993	10.483290	26.78%	182,464
2008	13.602458	8.268993	-39.21%	204,765
106

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	18.673229	21.069217	12.83%	1,241
2016	16.020675	18.673229	16.56%	1,301
2015	17.223910	16.020675	-6.99%	3,683
2014	15.574014	17.223910	10.59%	3,323
2013	11.181199	15.574014	39.29%	1,759
2012	9.593503	11.181199	16.55%	1,412
2011	9.921756	9.593503	-3.31%	4,766
2010	8.140079	9.921756	21.89%	4,718
2009	6.003779	8.140079	35.58%	11,068
2008	9.777095	6.003779	-38.59%	9,538
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.545495	11.467181	8.74%	0
2016	9.403826	10.545495	12.14%	0
2015	9.724011	9.403826	-3.29%	0
2014*	10.000000	9.724011	-2.76%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.385025	12.487731	9.69%	5,863
2016	11.169624	11.385025	1.93%	6,818
2015	12.148449	11.169624	-8.06%	1,885
2014	12.228168	12.148449	-0.65%	4,400
2013	13.213159	12.228168	-7.45%	4,722
2012	12.676918	13.213159	4.23%	5,915
2011	11.804664	12.676918	7.39%	6,723
2010	10.896626	11.804664	8.33%	4,513
2009*	10.000000	10.896626	8.97%	1,023
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.770823	11.805296	0.29%	24,031
2016	11.730320	11.770823	0.35%	19,881
2015	11.818150	11.730320	-0.74%	26,051
2014	11.842883	11.818150	-0.21%	32,009
2013	11.984302	11.842883	-1.18%	37,981
2012	11.441627	11.984302	4.74%	35,617
2011	11.435807	11.441627	0.05%	42,731
2010	10.976283	11.435807	4.19%	24,834
2009*	10.000000	10.976283	9.76%	43,250
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.290658	12.91%	2,405
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.358323	13.430930	29.66%	4,539
2016*	10.000000	10.358323	3.58%	5,275
107

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.980256	18.782424	25.38%	691
2016	15.503893	14.980256	-3.38%	816
2015	15.630681	15.503893	-0.81%	978
2014	16.927908	15.630681	-7.66%	1,075
2013	13.344365	16.927908	26.85%	1,150
2012	11.050745	13.344365	20.76%	2,368
2011	13.430954	11.050745	-17.72%	1,297
2010	12.324108	13.430954	8.98%	3,693
2009	9.983085	12.324108	23.45%	3,739
2008	17.982504	9.983085	-44.48%	3,838
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.875679	7.647271	-2.90%	36,473
2016	5.544135	7.875679	42.05%	37,581
2015	8.433083	5.544135	-34.26%	5,189
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	8.033694	7.822457	-2.63%	3,699
2016	5.643680	8.033694	42.35%	3,699
2015	8.561375	5.643680	-34.08%	3,699
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.693383	30.784208	24.67%	1,516
2016	23.137199	24.693383	6.73%	1,533
2015	24.052410	23.137199	-3.81%	1,626
2014	24.747755	24.052410	-2.81%	3,033
2013	16.631164	24.747755	48.80%	4,022
2012	15.565826	16.631164	6.84%	4,518
2011	16.471980	15.565826	-5.50%	1,903
2010	13.117881	16.471980	25.57%	723
2009*	10.000000	13.117881	31.18%	0
108

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	15.806157	18.063650	14.28%	0
2016	14.768283	15.806157	7.03%	0
2015	15.112149	14.768283	-2.28%	0
2014	14.351333	15.112149	5.30%	0
2013	11.066448	14.351333	29.68%	0
2012	9.797160	11.066448	12.96%	0
2011	9.585617	9.797160	2.21%	0
2010	8.819659	9.585617	8.68%	0
2009	7.606085	8.819659	15.96%	0
2008	13.312374	7.606085	-42.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	10.033584	12.094859	20.54%	0
2016	10.496406	10.033584	-4.41%	0
2015	10.638674	10.496406	-1.34%	0
2014	11.804525	10.638674	-9.88%	0
2013	9.982517	11.804525	18.25%	0
2012	9.073593	9.982517	10.02%	0
2011	11.689316	9.073593	-22.38%	0
2010	11.631637	11.689316	0.50%	0
2009	8.985201	11.631637	29.45%	0
2008	19.964211	8.985201	-54.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	16.308889	20.693326	26.88%	0
2016	16.535677	16.308889	-1.37%	0
2015	15.481463	16.535677	6.81%	0
2014	14.114423	15.481463	9.69%	0
2013	10.692614	14.114423	32.00%	0
2012	9.557599	10.692614	11.88%	0
2011	10.254553	9.557599	-7.26%	0
2010	9.690055	10.254553	5.83%	0
2009	7.335232	9.690055	32.10%	0
2008	12.651957	7.335232	-42.02%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	22.812132	24.806682	8.74%	0
2016	18.970449	22.812132	20.25%	0
2015	20.878126	18.970449	-9.14%	0
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0
109

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.766068	13.987817	9.57%	0
2016	12.762681	12.766068	0.03%	0
2015	13.380220	12.762681	-4.62%	0
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
2010	11.879392	12.563323	5.76%	0
2009*	10.000000	11.879392	18.79%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.172680	12.385412	10.85%	0
2016	10.064632	11.172680	11.01%	0
2015	10.715601	10.064632	-6.07%	0
2014*	10.000000	10.715601	7.16%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	16.595885	19.384386	16.80%	0
2016	15.454540	16.595885	7.39%	0
2015	15.901930	15.454540	-2.81%	0
2014	14.592088	15.901930	8.98%	0
2013	11.498804	14.592088	26.90%	0
2012	10.335971	11.498804	11.25%	0
2011	10.555645	10.335971	-2.08%	0
2010	9.564753	10.555645	10.36%	0
2009	7.875846	9.564753	21.44%	0
2008	13.042395	7.875846	-39.61%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.766997	9.735450	-0.32%	0
2016	9.303681	9.766997	4.98%	0
2015	9.752899	9.303681	-4.61%	0
2014*	10.000000	9.752899	-2.47%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	15.548868	15.966244	2.68%	0
2016	14.089178	15.548868	10.36%	0
2015	15.032314	14.089178	-6.27%	0
2014	15.233059	15.032314	-1.32%	0
2013	14.813264	15.233059	2.83%	0
2012	13.451411	14.813264	10.12%	0
2011	13.304725	13.451411	1.10%	0
2010	12.072190	13.304725	10.21%	0
2009	8.217023	12.072190	46.92%	0
2008	11.539995	8.217023	-28.80%	0
110

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	8.860227	9.448621	6.64%	0
2016	9.626291	8.860227	-7.96%	0
2015	10.678155	9.626291	-9.85%	0
2014	11.232206	10.678155	-4.93%	0
2013	10.039769	11.232206	11.88%	0
2012	9.471364	10.039769	6.00%	0
2011	10.402499	9.471364	-8.95%	0
2010	9.553541	10.402499	8.89%	0
2009	8.754214	9.553541	9.13%	0
2008	12.919224	8.754214	-32.24%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.063448	10.060728	-0.03%	0
2016	10.087348	10.063448	-0.24%	0
2015	10.515723	10.087348	-4.07%	0
2014	10.543694	10.515723	-0.27%	0
2013	10.861631	10.543694	-2.93%	0
2012	10.301044	10.861631	5.44%	0
2011	10.481562	10.301044	-1.72%	0
2010	10.046473	10.481562	4.33%	0
2009	8.677788	10.046473	15.77%	0
2008	9.742363	8.677788	-10.93%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	12.536660	13.764559	9.79%	0
2016	12.630157	12.536660	-0.74%	0
2015	13.105376	12.630157	-3.63%	0
2014	12.870118	13.105376	1.83%	0
2013	11.561747	12.870118	11.32%	0
2012	10.674402	11.561747	8.31%	0
2011	11.383927	10.674402	-6.23%	0
2010	10.351085	11.383927	9.98%	0
2009	8.331793	10.351085	24.24%	0
2008	12.149387	8.331793	-31.42%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	12.303356	13.484965	9.60%	0
2016	12.415595	12.303356	-0.90%	0
2015	12.893773	12.415595	-3.71%	0
2014	12.679966	12.893773	1.69%	0
2013	11.409977	12.679966	11.13%	0
2012	10.552124	11.409977	8.13%	0
2011	11.268318	10.552124	-6.36%	0
2010	10.261975	11.268318	9.81%	0
2009	8.271579	10.261975	24.06%	0
2008	12.076172	8.271579	-31.50%	0
111

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	12.903021	14.758215	14.38%	0
2016	13.083950	12.903021	-1.38%	0
2015	13.583767	13.083950	-3.68%	0
2014	13.331778	13.583767	1.89%	0
2013	11.310126	13.331778	17.87%	0
2012	10.178566	11.310126	11.12%	0
2011	11.269412	10.178566	-9.68%	0
2010	10.067407	11.269412	11.94%	0
2009	7.868631	10.067407	27.94%	0
2008	12.737111	7.868631	-38.22%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	12.600917	14.387734	14.18%	0
2016	12.798465	12.600917	-1.54%	0
2015	13.307983	12.798465	-3.83%	0
2014	13.085474	13.307983	1.70%	0
2013	11.123925	13.085474	17.63%	0
2012	10.030321	11.123925	10.90%	0
2011	11.128494	10.030321	-9.87%	0
2010	9.954584	11.128494	11.79%	0
2009	7.802728	9.954584	27.58%	0
2008	12.643053	7.802728	-38.28%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	14.529669	16.275595	12.02%	0
2016	14.071320	14.529669	3.26%	0
2015	14.530694	14.071320	-3.16%	0
2014	13.698764	14.530694	6.07%	0
2013	11.897594	13.698764	15.14%	0
2012	10.742983	11.897594	10.75%	0
2011	11.586978	10.742983	-7.28%	0
2010	10.192110	11.586978	13.69%	0
2009	7.645513	10.192110	33.31%	0
2008	12.027941	7.645513	-36.44%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	14.277446	15.975214	11.89%	0
2016	13.850179	14.277446	3.08%	0
2015	14.323307	13.850179	-3.30%	0
2014	13.512120	14.323307	6.00%	0
2013	11.756797	13.512120	14.93%	0
2012	10.628060	11.756797	10.62%	0
2011	11.468677	10.628060	-7.33%	0
2010	10.107952	11.468677	13.46%	0
2009	7.584282	10.107952	33.28%	0
2008	11.954387	7.584282	-36.56%	0
112

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	17.613301	21.005257	19.26%	0
2016	17.788379	17.613301	-0.98%	0
2015	18.251179	17.788379	-2.54%	0
2014	17.083058	18.251179	6.84%	0
2013	12.811436	17.083058	33.34%	0
2012	10.845907	12.811436	18.12%	0
2011	11.566536	10.845907	-6.23%	0
2010	10.167574	11.566536	13.76%	0
2009	7.764252	10.167574	30.95%	0
2008	13.703139	7.764252	-43.34%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	17.258678	20.539335	19.01%	0
2016	17.446722	17.258678	-1.08%	0
2015	17.924134	17.446722	-2.66%	0
2014	16.811119	17.924134	6.62%	0
2013	12.619965	16.811119	33.21%	0
2012	10.715130	12.619965	17.78%	0
2011	11.436838	10.715130	-6.31%	0
2010	10.060286	11.436838	13.68%	0
2009	7.689512	10.060286	30.83%	0
2008	13.608175	7.689512	-43.49%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	15.636147	16.996474	8.70%	0
2016	13.762766	15.636147	13.61%	0
2015	14.893181	13.762766	-7.59%	0
2014	14.227203	14.893181	4.68%	0
2013	11.534720	14.227203	23.34%	0
2012	10.216640	11.534720	12.90%	0
2011	10.512630	10.216640	-2.82%	0
2010	9.480158	10.512630	10.89%	0
2009	7.566934	9.480158	25.28%	0
2008	13.708714	7.566934	-44.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	15.321365	16.631497	8.55%	0
2016	13.507892	15.321365	13.43%	0
2015	14.640235	13.507892	-7.73%	0
2014	14.007112	14.640235	4.52%	0
2013	11.372697	14.007112	23.16%	0
2012	10.084550	11.372697	12.77%	0
2011	10.397749	10.084550	-3.01%	0
2010	9.390496	10.397749	10.73%	0
2009	7.503875	9.390496	25.14%	0
2008	13.620053	7.503875	-44.91%	0
113

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	7.367650	7.147697	-2.99%	0
2016	7.630381	7.367650	-3.44%	0
2015	7.917222	7.630381	-3.62%	0
2014	8.216330	7.917222	-3.64%	0
2013	8.525103	8.216330	-3.62%	0
2012	8.836934	8.525103	-3.53%	0
2011	9.160762	8.836934	-3.53%	0
2010	9.484748	9.160762	-3.42%	0
2009	9.773597	9.484748	-2.96%	0
2008	9.845680	9.773597	-0.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	15.818120	17.799128	12.52%	0
2016	14.158129	15.818120	11.72%	0
2015	15.048340	14.158129	-5.92%	0
2014	14.148795	15.048340	6.36%	0
2013	11.002863	14.148795	28.59%	0
2012	9.645642	11.002863	14.07%	0
2011	9.855121	9.645642	-2.13%	0
2010	8.920213	9.855121	10.48%	0
2009	7.280707	8.920213	22.52%	0
2008	12.979444	7.280707	-43.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	15.513648	17.432490	12.37%	0
2016	13.901893	15.513648	11.59%	0
2015	14.804441	13.901893	-6.10%	0
2014	13.939570	14.804441	6.20%	0
2013	10.857311	13.939570	28.39%	0
2012	9.530451	10.857311	13.92%	0
2011	9.758146	9.530451	-2.33%	0
2010	8.841299	9.758146	10.37%	0
2009	7.224530	8.841299	22.38%	0
2008	12.906582	7.224530	-44.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	15.450293	20.099711	30.09%	0
2016	15.920372	15.450293	-2.95%	0
2015	15.434894	15.920372	3.15%	0
2014	14.407635	15.434894	7.13%	0
2013	10.978463	14.407635	31.24%	0
2012	9.948231	10.978463	10.36%	0
2011	10.309746	9.948231	-3.51%	0
2010	8.624987	10.309746	19.53%	0
2009	6.985466	8.624987	23.47%	0
2008	13.741682	6.985466	-49.17%	0
114

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	15.142833	19.672527	29.91%	0
2016	15.628962	15.142833	-3.11%	0
2015	15.173392	15.628962	3.00%	0
2014	14.185903	15.173392	6.96%	0
2013	10.825656	14.185903	31.04%	0
2012	9.822008	10.825656	10.22%	0
2011	10.196620	9.822008	-3.67%	0
2010	8.543754	10.196620	19.35%	0
2009	6.929557	8.543754	23.29%	0
2008	13.650912	6.929557	-49.24%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	14.130352	14.578863	3.17%	0
2016	12.821241	14.130352	10.21%	0
2015	13.826346	12.821241	-7.27%	0
2014	14.197572	13.826346	-2.61%	0
2013	13.917842	14.197572	2.01%	0
2012	12.650466	13.917842	10.02%	0
2011	12.632499	12.650466	0.14%	0
2010	11.522132	12.632499	9.64%	0
2009	8.317293	11.522132	38.53%	0
2008	11.519957	8.317293	-27.80%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	13.837420	14.255644	3.02%	0
2016	12.577832	13.837420	10.01%	0
2015	13.579383	12.577832	-7.38%	0
2014	13.967519	13.579383	-2.78%	0
2013	13.715046	13.967519	1.84%	0
2012	12.490707	13.715046	9.80%	0
2011	12.498236	12.490707	-0.06%	0
2010	11.411244	12.498236	9.53%	0
2009	8.255103	11.411244	38.23%	0
2008	11.445644	8.255103	-27.88%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	17.511630	20.538588	17.29%	0
2016	16.246227	17.511630	7.79%	0
2015	16.639667	16.246227	-2.36%	0
2014	15.206352	16.639667	9.43%	0
2013	11.934083	15.206352	27.42%	0
2012	10.686391	11.934083	11.68%	0
2011	10.868749	10.686391	-1.68%	0
2010	9.806813	10.868749	10.83%	0
2009	8.039352	9.806813	21.99%	0
2008	13.245070	8.039352	-39.30%	0
115

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	10.624079	10.669054	0.42%	0
2016	10.526307	10.624079	0.93%	0
2015	10.990543	10.526307	-4.22%	0
2014	10.778704	10.990543	1.97%	0
2013	11.389544	10.778704	-5.36%	0
2012	11.163648	11.389544	2.02%	0
2011	10.793718	11.163648	3.43%	0
2010	10.391463	10.793718	3.87%	0
2009	9.319620	10.391463	11.50%	0
2008	9.997554	9.319620	-6.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	23.909791	27.810019	16.31%	0
2016	22.132186	23.909791	8.03%	0
2015	23.320566	22.132186	-5.10%	0
2014	22.791887	23.320566	2.32%	0
2013	17.385171	22.791887	31.10%	0
2012	15.725706	17.385171	10.55%	0
2011	18.279587	15.725706	-13.97%	0
2010	14.740310	18.279587	24.01%	0
2009	10.926322	14.740310	34.91%	0
2008	18.748402	10.926322	-41.72%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	23.430224	27.214546	16.15%	0
2016	21.724982	23.430224	7.85%	0
2015	22.921500	21.724982	-5.22%	0
2014	22.436646	22.921500	2.16%	0
2013	17.138501	22.436646	30.91%	0
2012	15.527999	17.138501	10.37%	0
2011	18.077260	15.527999	-14.10%	0
2010	14.592078	18.077260	23.88%	0
2009	10.836808	14.592078	34.65%	0
2008	18.625034	10.836808	-41.82%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.234103	15.337992	25.37%	0
2016	13.381688	12.234103	-8.58%	0
2015	13.420323	13.381688	-0.29%	0
2014	15.166678	13.420323	-11.51%	0
2013	12.073300	15.166678	25.62%	0
2012	10.396117	12.073300	16.13%	0
2011	13.035428	10.396117	-20.25%	0
2010	11.973054	13.035428	8.87%	0
2009	9.828352	11.973054	21.82%	0
2008	18.173405	9.828352	-45.92%	0
116

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	11.986230	15.013872	25.26%	0
2016	13.130875	11.986230	-8.72%	0
2015	13.193525	13.130875	-0.47%	0
2014	14.932463	13.193525	-11.65%	0
2013	11.906052	14.932463	25.42%	0
2012	10.265995	11.906052	15.98%	0
2011	12.889667	10.265995	-20.35%	0
2010	11.856324	12.889667	8.72%	0
2009	9.749319	11.856324	21.61%	0
2008	18.057752	9.749319	-46.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	15.911895	17.714940	11.33%	0
2016	14.757092	15.911895	7.83%	0
2015	15.442345	14.757092	-4.44%	0
2014	14.399389	15.442345	7.24%	0
2013	11.296581	14.399389	27.47%	0
2012	9.706385	11.296581	16.38%	0
2011	10.336989	9.706385	-6.10%	0
2010	9.112348	10.336989	13.44%	0
2009	6.644191	9.112348	37.15%	0
2008	12.898358	6.644191	-48.49%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	15.580408	17.320072	11.17%	0
2016	14.474129	15.580408	7.64%	0
2015	15.170185	14.474129	-4.59%	0
2014	14.171026	15.170185	7.05%	0
2013	11.126756	14.171026	27.36%	0
2012	9.580492	11.126756	16.14%	0
2011	10.216415	9.580492	-6.22%	0
2010	9.022661	10.216415	13.23%	0
2009	6.589879	9.022661	36.92%	0
2008	12.810108	6.589879	-48.56%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	15.863119	18.203365	14.75%	0
2016	15.065549	15.863119	5.29%	0
2015	16.151731	15.065549	-6.72%	0
2014	15.738598	16.151731	2.62%	0
2013	12.547198	15.738598	25.44%	0
2012	10.249546	12.547198	22.42%	0
2011	11.694152	10.249546	-12.35%	0
2010	9.606513	11.694152	21.73%	0
2009	6.344457	9.606513	51.42%	0
2008	13.519044	6.344457	-53.07%	0
117

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	10.626975	11.466905	7.90%	0
2016	9.744054	10.626975	9.06%	0
2015	10.783332	9.744054	-9.64%	0
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
2010	8.148358	8.656203	6.23%	0
2009	6.492788	8.148358	25.50%	0
2008*	10.000000	6.492788	-35.07%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.568773	19.057150	22.41%	0
2016	15.837469	15.568773	-1.70%	0
2015	15.692115	15.837469	0.93%	0
2014	15.056675	15.692115	4.22%	0
2013	11.178265	15.056675	34.70%	0
2012	10.231919	11.178265	9.25%	0
2011	11.343704	10.231919	-9.80%	0
2010	9.846485	11.343704	15.21%	0
2009	6.169487	9.846485	59.60%	0
2008	12.585032	6.169487	-50.98%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	16.767389	18.997047	13.30%	0
2016	14.874094	16.767389	12.73%	0
2015	16.457248	14.874094	-9.62%	0
2014	15.655973	16.457248	5.12%	0
2013	11.978143	15.655973	30.70%	0
2012	10.454445	11.978143	14.57%	0
2011	11.083392	10.454445	-5.67%	0
2010	9.942365	11.083392	11.48%	0
2009	8.036144	9.942365	23.72%	0
2008	12.993046	8.036144	-38.15%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	12.546223	13.646437	8.77%	0
2016	11.834395	12.546223	6.01%	0
2015	13.067237	11.834395	-9.43%	0
2014	12.575564	13.067237	3.91%	0
2013	10.122654	12.575564	24.23%	0
2012	9.248069	10.122654	9.46%	0
2011	9.625954	9.248069	-3.93%	0
2010	9.144614	9.625954	5.26%	0
2009	7.415898	9.144614	23.31%	0
2008	11.046970	7.415898	-32.87%	0
118

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	16.277968	19.250531	18.26%	0
2016	17.011458	16.277968	-4.31%	0
2015	18.130435	17.011458	-6.17%	0
2014	18.800529	18.130435	-3.56%	0
2013	16.436029	18.800529	14.39%	0
2012	14.802025	16.436029	11.04%	0
2011	16.516812	14.802025	-10.38%	0
2010	15.222611	16.516812	8.50%	0
2009	11.710697	15.222611	29.99%	0
2008	20.444929	11.710697	-42.72%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.346946	14.532097	17.70%	0
2016	12.740522	12.346946	-3.09%	0
2015	13.086915	12.740522	-2.65%	0
2014	12.612679	13.086915	3.76%	0
2013	9.582612	12.612679	31.62%	0
2012*	10.000000	9.582612	-4.17%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.447849	13.047052	13.97%	0
2016	12.193526	11.447849	-6.12%	0
2015	13.808185	12.193526	-11.69%	0
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
2010	11.672257	12.222236	4.71%	0
2009*	10.000000	11.672257	16.72%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.338675	10.271366	23.18%	0
2016	7.164674	8.338675	16.39%	0
2015	9.302107	7.164674	-22.98%	0
2014*	10.000000	9.302107	-6.98%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.700591	16.724176	22.07%	0
2016	13.590822	13.700591	0.81%	0
2015	13.507029	13.590822	0.62%	0
2014	12.913534	13.507029	4.60%	0
2013	9.767299	12.913534	32.21%	0
2012	8.708046	9.767299	12.16%	0
2011	9.631074	8.708046	-9.58%	0
2010	7.736206	9.631074	24.49%	0
2009	5.684407	7.736206	36.10%	0
2008	12.189483	5.684407	-53.37%	0
119

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	16.878430	20.547110	21.74%	0
2016	16.099458	16.878430	4.84%	0
2015	17.075918	16.099458	-5.72%	0
2014	19.159031	17.075918	-10.87%	0
2013	14.080457	19.159031	36.07%	0
2012	12.088830	14.080457	16.47%	0
2011	14.017071	12.088830	-13.76%	0
2010	10.701300	14.017071	30.98%	0
2009	6.817158	10.701300	56.98%	0
2008	11.699860	6.817158	-41.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	19.244339	21.761273	13.08%	0
2016	17.553114	19.244339	9.63%	0
2015	18.389887	17.553114	-4.55%	0
2014	17.319489	18.389887	6.18%	0
2013	13.256375	17.319489	30.65%	0
2012	11.873853	13.256375	11.64%	0
2011	12.380504	11.873853	-4.09%	0
2010	11.553303	12.380504	7.16%	0
2009	9.792453	11.553303	17.98%	0
2008	15.112360	9.792453	-35.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	13.736849	16.787208	22.21%	0
2016	13.728324	13.736849	0.06%	0
2015	13.401341	13.728324	2.44%	0
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.751579	12.037463	23.44%	0
2016	9.561379	9.751579	1.99%	0
2015*	10.000000	9.561379	-4.39%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	9.825590	10.026060	2.04%	0
2016	9.632281	9.825590	2.01%	0
2015	10.081108	9.632281	-4.45%	0
2014	9.727071	10.081108	3.64%	0
2013	10.154519	9.727071	-4.21%	0
2012	9.652764	10.154519	5.20%	0
2011	9.503856	9.652764	1.57%	0
2010	9.230718	9.503856	2.96%	0
2009	8.758719	9.230718	5.39%	0
2008	10.152051	8.758719	-13.72%	0
120

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	20.984909	21.927474	4.49%	0
2016	18.115839	20.984909	15.84%	0
2015	19.676272	18.115839	-7.93%	0
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
2010	12.244052	13.349032	9.02%	0
2009*	10.000000	12.244052	22.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.175180	13.585039	11.58%	0
2016	11.591832	12.175180	5.03%	0
2015	11.913744	11.591832	-2.70%	0
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
2010	8.472582	9.144588	7.93%	0
2009	7.125206	8.472582	18.91%	0
2008	10.531297	7.125206	-32.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.091149	9.041580	-0.55%	0
2016	9.190983	9.091149	-1.09%	0
2015	9.561278	9.190983	-3.87%	0
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
2010	9.571511	9.774665	2.12%	0
2009	8.857785	9.571511	8.06%	0
2008	10.200400	8.857785	-13.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	12.487814	15.760014	26.20%	0
2016	12.935301	12.487814	-3.46%	0
2015	12.600877	12.935301	2.65%	0
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
2010	9.399862	10.080566	7.24%	0
2009	6.889572	9.399862	36.44%	0
2008	11.653767	6.889572	-40.88%	0
121

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	12.985411	15.991291	23.15%	0
2016	12.355947	12.985411	5.09%	0
2015	12.049597	12.355947	2.54%	0
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
2010	7.833339	8.920853	13.88%	0
2009	5.858157	7.833339	33.72%	0
2008	10.899890	5.858157	-46.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	11.684269	13.727975	17.49%	0
2016	10.915349	11.684269	7.04%	0
2015	11.207129	10.915349	-2.60%	0
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
2010	7.250234	7.752512	6.93%	0
2009	5.757792	7.250234	25.92%	0
2008	9.649399	5.757792	-40.33%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.673616	14.034152	20.22%	0
2016	10.669489	11.673616	9.41%	0
2015	11.207408	10.669489	-4.80%	0
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
2010	7.409498	8.237673	11.18%	0
2009	5.027453	7.409498	47.38%	0
2008*	10.000000	5.027453	-49.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.130280	14.975976	14.06%	0
2016	12.375253	13.130280	6.10%	0
2015	12.898039	12.375253	-4.05%	0
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
2010	7.619853	9.071894	19.06%	0
2009	6.024629	7.619853	26.48%	0
2008*	10.000000	6.024629	-39.75%	0
122

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	10.809453	12.478416	15.44%	0
2016	10.351962	10.809453	4.42%	0
2015	10.936022	10.351962	-5.34%	0
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
2010	7.786821	8.624968	10.76%	0
2009	6.255468	7.786821	24.48%	0
2008*	10.000000	6.255468	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	10.533705	11.373638	7.97%	0
2016	10.302316	10.533705	2.25%	0
2015	10.807146	10.302316	-4.67%	0
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
2010	8.996970	9.570822	6.38%	0
2009	7.793070	8.996970	15.45%	0
2008*	10.000000	7.793070	-22.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	10.828052	12.083210	11.59%	0
2016	10.470452	10.828052	3.42%	0
2015	11.013514	10.470452	-4.93%	0
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
2010	8.472770	9.175133	8.29%	0
2009	7.082322	8.472770	19.63%	0
2008*	10.000000	7.082322	-29.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	9.823164	10.067501	2.49%	0
2016	9.744712	9.823164	0.81%	0
2015	10.188684	9.744712	-4.36%	0
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
2010	9.719148	10.001328	2.90%	0
2009	8.925172	9.719148	8.90%	0
2008*	10.000000	8.925172	-10.75%	0
123

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	10.707860	11.759568	9.82%	0
2016	10.410740	10.707860	2.85%	0
2015	10.921606	10.410740	-4.68%	0
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
2010	8.735285	9.373666	7.31%	0
2009	7.434475	8.735285	17.50%	0
2008*	10.000000	7.434475	-25.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	10.776789	12.261101	13.77%	0
2016	10.394776	10.776789	3.68%	0
2015	10.953803	10.394776	-5.10%	0
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
2010	8.201738	8.954527	9.18%	0
2009	6.725016	8.201738	21.96%	0
2008*	10.000000	6.725016	-32.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.372071	10.982608	5.89%	0
2016	10.154812	10.372071	2.14%	0
2015	10.653034	10.154812	-4.68%	0
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
2010	9.260280	9.728461	5.06%	0
2009	8.167047	9.260280	13.39%	0
2008*	10.000000	8.167047	-18.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.151704	10.191043	0.39%	0
2016	10.033003	10.151704	1.18%	0
2015	10.505615	10.033003	-4.50%	0
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
2010	10.128294	10.420132	2.88%	0
2009	9.680228	10.128294	4.63%	0
2008*	10.000000	9.680228	-3.20%	0
124

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.865709	10.864606	-0.01%	0
2016	10.912150	10.865709	-0.43%	0
2015	11.384449	10.912150	-4.15%	0
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
2010	10.866539	11.319553	4.17%	0
2009	9.685970	10.866539	12.19%	0
2008*	10.000000	9.685970	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	14.151516	19.258366	36.09%	0
2016	13.664095	14.151516	3.57%	0
2015	16.930611	13.664095	-19.29%	0
2014	18.640457	16.930611	-9.17%	0
2013	19.264119	18.640457	-3.24%	0
2012	17.091659	19.264119	12.71%	0
2011	22.917118	17.091659	-25.42%	0
2010	20.519067	22.917118	11.69%	0
2009	13.058005	20.519067	57.14%	0
2008	32.218891	13.058005	-59.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.280127	9.128716	-1.63%	0
2016	9.559804	9.280127	-2.93%	0
2015	9.932795	9.559804	-3.76%	0
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.082244	6.853192	-3.23%	0
2016	7.349227	7.082244	-3.63%	0
2015	7.627637	7.349227	-3.65%	0
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0
125

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	6.881615	8.426672	22.45%	0
2016	7.096606	6.881615	-3.03%	0
2015	7.610680	7.096606	-6.75%	0
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
2010	6.700997	7.296233	8.88%	0
2009	5.372593	6.700997	24.73%	0
2008*	10.000000	5.372593	-46.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	15.325286	17.489276	14.12%	0
2016	14.528590	15.325286	5.48%	0
2015	15.231075	14.528590	-4.61%	0
2014	15.057435	15.231075	1.15%	0
2013	12.281227	15.057435	22.61%	0
2012	10.998413	12.281227	11.66%	0
2011	11.881425	10.998413	-7.43%	0
2010	10.757412	11.881425	10.45%	0
2009	8.777105	10.757412	22.56%	0
2008	14.425009	8.777105	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.354012	14.300330	7.09%	0
2016	13.036772	13.354012	2.43%	0
2015	13.554204	13.036772	-3.82%	0
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
2010	11.354906	12.014433	5.81%	0
2009*	10.000000	11.354906	13.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	15.405523	17.043259	10.63%	0
2016	14.838980	15.405523	3.82%	0
2015	15.483539	14.838980	-4.16%	0
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
2010	11.905432	12.851239	7.94%	0
2009*	10.000000	11.905432	19.05%	0
126

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.130564	10.316555	1.84%	0
2016	10.083314	10.130564	0.47%	0
2015	10.437690	10.083314	-3.40%	0
2014	10.427436	10.437690	0.10%	0
2013	10.323642	10.427436	1.01%	0
2012	10.188400	10.323642	1.33%	0
2011	10.272304	10.188400	-0.82%	0
2010	10.068080	10.272304	2.03%	0
2009	9.579200	10.068080	5.10%	0
2008	10.579344	9.579200	-9.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	13.037424	14.186979	8.82%	0
2016	12.627872	13.037424	3.24%	0
2015	13.150321	12.627872	-3.97%	0
2014	12.976179	13.150321	1.34%	0
2013	11.547539	12.976179	12.37%	0
2012	10.816542	11.547539	6.76%	0
2011	11.229956	10.816542	-3.68%	0
2010	10.508263	11.229956	6.87%	0
2009	9.154540	10.508263	14.79%	0
2008	12.371392	9.154540	-26.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	14.446699	16.242864	12.43%	0
2016	13.820195	14.446699	4.53%	0
2015	14.449267	13.820195	-4.35%	0
2014	14.288379	14.449267	1.13%	0
2013	12.117773	14.288379	17.91%	0
2012	11.056469	12.117773	9.60%	0
2011	11.723814	11.056469	-5.69%	0
2010	10.783596	11.723814	8.72%	0
2009	8.997415	10.783596	19.85%	0
2008	13.611740	8.997415	-33.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	11.691187	12.303415	5.24%	0
2016	11.478199	11.691187	1.86%	0
2015	11.916699	11.478199	-3.68%	0
2014	11.808482	11.916699	0.92%	0
2013	11.091686	11.808482	6.46%	0
2012	10.656148	11.091686	4.09%	0
2011	10.835391	10.656148	-1.65%	0
2010	10.363091	10.835391	4.56%	0
2009	9.388537	10.363091	10.38%	0
2008	11.469988	9.388537	-18.15%	0
127

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	19.688316	24.107578	22.45%	0
2016	19.774633	19.688316	-0.44%	0
2015	19.579515	19.774633	1.00%	0
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
2010	12.718628	13.298420	4.56%	0
2009*	10.000000	12.718628	27.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	21.628240	24.087162	11.37%	0
2016	18.702083	21.628240	15.65%	0
2015	19.964023	18.702083	-6.32%	0
2014	18.978871	19.964023	5.19%	0
2013	14.831594	18.978871	27.96%	0
2012	13.127039	14.831594	12.99%	0
2011	13.998329	13.127039	-6.22%	0
2010	11.542486	13.998329	21.28%	0
2009	8.776321	11.542486	31.52%	0
2008	14.371780	8.776321	-38.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.304387	10.045743	20.97%	0
2016	8.836553	8.304387	-6.02%	0
2015	9.231840	8.836553	-4.28%	0
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.176066	9.654043	18.08%	0
2016	8.082352	8.176066	1.16%	0
2015	8.862464	8.082352	-8.80%	0
2014*	10.000000	8.862464	-11.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.035751	15.063296	25.15%	0
2016	12.246681	12.035751	-1.72%	0
2015	12.324911	12.246681	-0.63%	0
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
128

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.171403	13.412944	10.20%	0
2016	10.884643	12.171403	11.82%	0
2015	11.699143	10.884643	-6.96%	0
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.116576	14.889207	22.88%	0
2016	11.856317	12.116576	2.20%	0
2015	12.348264	11.856317	-3.98%	0
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
2010	7.466640	9.098651	21.86%	0
2009	6.116036	7.466640	22.08%	0
2008*	10.000000	6.116036	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	15.748164	17.275184	9.70%	0
2016	13.897757	15.748164	13.31%	0
2015	14.852953	13.897757	-6.43%	0
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
2010	8.286431	9.551729	15.27%	0
2009	6.591839	8.286431	25.71%	0
2008*	10.000000	6.591839	-34.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	13.731383	16.492965	20.11%	0
2016	13.187429	13.731383	4.12%	0
2015	13.614984	13.187429	-3.14%	0
2014	13.781039	13.614984	-1.20%	0
2013	9.935793	13.781039	38.70%	0
2012	9.119114	9.935793	8.96%	0
2011	9.546122	9.119114	-4.47%	0
2010	7.919270	9.546122	20.54%	0
2009	6.462387	7.919270	22.54%	0
2008	12.546713	6.462387	-48.49%	0
129

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	19.932913	20.888725	4.80%	0
2016	16.467628	19.932913	21.04%	0
2015	18.238754	16.467628	-9.71%	0
2014	17.730199	18.238754	2.87%	0
2013	13.141519	17.730199	34.92%	0
2012	11.338201	13.141519	15.90%	0
2011	12.445676	11.338201	-8.90%	0
2010	10.212844	12.445676	21.86%	0
2009	8.421901	10.212844	21.27%	0
2008	12.912454	8.421901	-34.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	19.633236	21.415867	9.08%	0
2016	16.626453	19.633236	18.08%	0
2015	17.589785	16.626453	-5.48%	0
2014	18.155332	17.589785	-3.12%	0
2013	13.406177	18.155332	35.43%	0
2012	12.076367	13.406177	11.01%	0
2011	13.305151	12.076367	-9.24%	0
2010	11.048713	13.305151	20.42%	0
2009	8.530334	11.048713	29.52%	0
2008	14.363254	8.530334	-40.61%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	12.122798	14.046704	15.87%	0
2016	11.317817	12.122798	7.11%	0
2015	11.669380	11.317817	-3.01%	0
2014	10.831538	11.669380	7.74%	0
2013	8.595178	10.831538	26.02%	0
2012	7.836417	8.595178	9.68%	0
2011	8.102036	7.836417	-3.28%	0
2010	7.426660	8.102036	9.09%	0
2009	6.139095	7.426660	20.97%	0
2008	10.913529	6.139095	-43.75%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.329250	11.587668	2.28%	0
2016	10.969672	11.329250	3.28%	0
2015	12.068432	10.969672	-9.10%	0
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
2010	6.908981	8.642414	25.09%	0
2009	5.494413	6.908981	25.75%	0
2008*	10.000000	5.494413	-45.06%	0
130

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.516904	8.336478	-2.12%	0
2016	8.623771	8.516904	-1.24%	0
2015	8.981128	8.623771	-3.98%	0
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
2010	10.010345	9.878377	-1.32%	0
2009	9.699875	10.010345	3.20%	0
2008*	10.000000	9.699875	-3.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	11.698883	13.834338	18.25%	0
2016	12.007015	11.698883	-2.57%	0
2015	12.968265	12.007015	-7.41%	0
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
2010	12.715093	13.028818	2.47%	0
2009*	10.000000	12.715093	27.15%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	16.238134	18.531026	14.12%	0
2016	15.338786	16.238134	5.86%	0
2015	15.994044	15.338786	-4.10%	0
2014	15.038594	15.994044	6.35%	0
2013	11.342675	15.038594	32.58%	0
2012	10.608627	11.342675	6.92%	0
2011	11.359662	10.608627	-6.61%	0
2010	9.596302	11.359662	18.38%	0
2009	7.578283	9.596302	26.63%	0
2008	12.989598	7.578283	-41.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	16.911809	22.215603	31.36%	0
2016	17.578364	16.911809	-3.79%	0
2015	17.598093	17.578364	-0.11%	0
2014	17.896876	17.598093	-1.67%	0
2013	14.626586	17.896876	22.36%	0
2012	12.552109	14.626586	16.53%	0
2011	14.241312	12.552109	-11.86%	0
2010	12.774309	14.241312	11.48%	0
2009	9.514080	12.774309	34.27%	0
2008	16.550152	9.514080	-42.51%	0
131

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	11.600981	11.853523	2.18%	0
2016	11.329403	11.600981	2.40%	0
2015	12.059182	11.329403	-6.05%	0
2014	12.211769	12.059182	-1.25%	0
2013	12.721108	12.211769	-4.00%	0
2012	11.669679	12.721108	9.01%	0
2011	12.032512	11.669679	-3.02%	0
2010	10.880767	12.032512	10.59%	0
2009	9.537177	10.880767	14.09%	0
2008	11.575303	9.537177	-17.61%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.278541	10.086980	21.84%	0
2016	8.831087	8.278541	-6.26%	0
2015	8.889580	8.831087	-0.66%	0
2014*	10.000000	8.889580	-11.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	16.203495	18.211408	12.39%	0
2016	15.108480	16.203495	7.25%	0
2015	15.208355	15.108480	-0.66%	0
2014	14.297439	15.208355	6.37%	0
2013	11.289443	14.297439	26.64%	0
2012	10.048971	11.289443	12.34%	0
2011	10.461772	10.048971	-3.95%	0
2010	9.374198	10.461772	11.60%	0
2009	7.601438	9.374198	23.32%	0
2008	12.855694	7.601438	-40.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	13.905094	15.262924	9.76%	0
2016	12.263082	13.905094	13.39%	0
2015	13.553708	12.263082	-9.52%	0
2014	12.598801	13.553708	7.58%	0
2013	9.298359	12.598801	35.49%	0
2012	8.202075	9.298359	13.37%	0
2011	8.720004	8.202075	-5.94%	0
2010	7.354360	8.720004	18.57%	0
2009	5.576358	7.354360	31.88%	0
2008	9.336317	5.576358	-40.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.795733	10.362319	5.78%	0
2016	8.979339	9.795733	9.09%	0
2015	9.545273	8.979339	-5.93%	0
2014*	10.000000	9.545273	-4.55%	0
132

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.211362	9.828869	6.70%	0
2016	9.289625	9.211362	-0.84%	0
2015	10.386841	9.289625	-10.56%	0
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
2010	10.697153	11.272679	5.38%	0
2009*	10.000000	10.697153	6.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.523479	9.291718	-2.43%	0
2016	9.755938	9.523479	-2.38%	0
2015	10.104429	9.755938	-3.45%	0
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
2010	10.775353	10.920445	1.35%	0
2009*	10.000000	10.775353	7.75%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.085805	10.86%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.227847	12.901605	26.14%	0
2016*	10.000000	10.227847	2.28%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	11.301026	13.784455	21.98%	0
2016	12.022988	11.301026	-6.00%	0
2015	12.461095	12.022988	-3.52%	0
2014	13.873651	12.461095	-10.18%	0
2013	11.242905	13.873651	23.40%	0
2012	9.571938	11.242905	17.46%	0
2011	11.959548	9.571938	-19.96%	0
2010	11.281097	11.959548	6.01%	0
2009	9.394428	11.281097	20.08%	0
2008	17.397758	9.394428	-46.00%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	6.922174	6.538739	-5.54%	0
2016	5.009040	6.922174	38.19%	0
2015	7.833322	5.009040	-36.05%	0
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
133

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.060562	6.688062	-5.28%	0
2016	5.098605	7.060562	38.48%	0
2015	7.951909	5.098605	-35.88%	0
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	19.979912	24.231421	21.28%	0
2016	19.243898	19.979912	3.82%	0
2015	20.565953	19.243898	-6.43%	0
2014	21.753850	20.565953	-5.46%	0
2013	15.028321	21.753850	44.75%	0
2012	14.460887	15.028321	3.92%	0
2011	15.730847	14.460887	-8.07%	0
2010	12.878273	15.730847	22.15%	0
2009*	10.000000	12.878273	28.78%	0
134

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
135

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
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applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
146

Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
147

The Best of America All American AnnuitySM (Compass)
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 59. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
1

•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Comstock Fund: Series II Shares
•	Invesco - Invesco V.I. Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
3

SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

8

Recurring Contract Expenses
Beneficiary Protector Option[14]	0.40%
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
9

[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	This option may be elected at any time.
[15]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.50%	1.99%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.99%)	$1,292	$2,260	$3,207	$5,682	*	$1,760	$2,907	$5,682	$592	$1,760	$2,907	$5,682
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	$1,136	$1,816	$2,507	$4,486	*	$1,316	$2,207	$4,486	$436	$1,316	$2,207	$4,486
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
10

Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately
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returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
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In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The
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separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
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Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
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Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
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•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the
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abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
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Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
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Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
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•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
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Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
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Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
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The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Note: The Capital Preservation Plus Option was not available before May 1, 2003.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
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•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
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Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
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Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
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Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
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•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
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Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
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Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
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The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
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When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
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Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
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A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
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An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
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Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
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Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
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•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
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Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
60

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
61

Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. International Growth Fund: Series II Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
62

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
63

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
64

VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
65

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	22.080622	25.938885	17.47%	19,220
2016	20.070015	22.080622	10.02%	22,367
2015	19.977495	20.070015	0.46%	25,889
2014	18.454605	19.977495	8.25%	32,794
2013	13.842950	18.454605	33.31%	40,057
2012	11.920416	13.842950	16.13%	43,828
2011	11.345789	11.920416	5.06%	57,420
2010	10.154851	11.345789	11.73%	79,485
2009	8.518751	10.154851	19.21%	70,319
2008	14.502070	8.518751	-41.26%	72,703
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	17.323425	21.465378	23.91%	5,341
2016	17.629860	17.323425	-1.74%	5,433
2015	17.381505	17.629860	1.43%	5,494
2014	18.760245	17.381505	-7.35%	6,158
2013	15.432453	18.760245	21.56%	6,296
2012	13.644113	15.432453	13.11%	10,147
2011	17.098319	13.644113	-20.20%	12,575
2010	16.550635	17.098319	3.31%	18,988
2009	12.436431	16.550635	33.08%	21,906
2008	26.876347	12.436431	-53.73%	37,979
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	20.321787	26.504815	30.43%	8,435
2016	20.044250	20.321787	1.38%	10,938
2015	18.254958	20.044250	9.80%	10,081
2014	16.189452	18.254958	12.76%	11,376
2013	11.930527	16.189452	35.70%	15,041
2012	10.372853	11.930527	15.02%	22,104
2011	10.826450	10.372853	-4.67%	28,478
2010	9.951821	10.826450	8.79%	40,427
2009	7.328126	9.951821	35.80%	42,263
2008	12.294106	7.328126	-40.39%	49,685
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.502315	40.802556	11.78%	18,998
2016	29.530209	36.502315	23.61%	21,019
2015	31.613490	29.530209	-6.59%	24,754
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	25.687352	27.113812	5.55%	17,590
2016	22.643332	25.687352	13.44%	20,227
2015	23.500268	22.643332	-3.65%	22,479
2014	23.164936	23.500268	1.45%	23,411
2013	21.912579	23.164936	5.72%	29,843
2012	19.354396	21.912579	13.22%	49,076
2011	18.622881	19.354396	3.93%	65,016
2010	16.437282	18.622881	13.30%	90,529
2009	10.883576	16.437282	51.03%	88,160
2008	14.867763	10.883576	-26.80%	114,570
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.729542	12.857895	9.62%	16,889
2016	12.397186	11.729542	-5.39%	18,558
2015	13.376777	12.397186	-7.32%	20,082
2014	13.687198	13.376777	-2.27%	21,735
2013	11.900785	13.687198	15.01%	24,776
2012	10.920234	11.900785	8.98%	31,031
2011	11.667501	10.920234	-6.40%	34,517
2010	10.423485	11.667501	11.93%	52,438
2009	9.290933	10.423485	12.19%	21,764
2008	13.336768	9.290933	-30.34%	35,678
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	16.109122	16.554747	2.77%	24,012
2016	15.708421	16.109122	2.55%	25,922
2015	15.929078	15.708421	-1.39%	28,926
2014	15.536102	15.929078	2.53%	37,030
2013	15.568264	15.536102	-0.21%	49,423
2012	14.361317	15.568264	8.40%	69,076
2011	14.215737	14.361317	1.02%	110,228
2010	13.254333	14.215737	7.25%	140,595
2009	11.136757	13.254333	19.01%	138,320
2008	12.162159	11.136757	-8.43%	135,334
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	16.254599	19.884529	22.33%	21,459
2016	15.984997	16.254599	1.69%	24,904
2015	15.974659	15.984997	0.06%	29,974
2014	14.574323	15.974659	9.61%	28,716
2013	10.642837	14.574323	36.94%	40,062
2012	8.789653	10.642837	21.08%	35,107
2011	9.126397	8.789653	-3.69%	33,175
2010	7.809318	9.126397	16.87%	37,595
2009	5.806254	7.809318	34.50%	46,911
2008	9.994478	5.806254	-41.91%	71,380
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.365232	23.839916	11.58%	137,096
2016	18.324488	21.365232	16.59%	149,097
2015	19.319041	18.324488	-5.15%	169,397
2014	17.979729	19.319041	7.45%	184,094
2013	14.200513	17.979729	26.61%	207,610
2012	12.248111	14.200513	15.94%	254,194
2011	12.284886	12.248111	-0.30%	312,828
2010	10.792679	12.284886	13.83%	400,882
2009	8.389172	10.792679	28.65%	475,690
2008	14.810452	8.389172	-43.36%	569,204
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	18.932284	21.868068	15.51%	71,867
2016	16.504230	18.932284	14.71%	74,524
2015	17.096503	16.504230	-3.46%	86,120
2014	15.658959	17.096503	9.18%	87,508
2013	11.864351	15.658959	31.98%	98,262
2012	10.129951	11.864351	17.12%	106,592
2011	10.089802	10.129951	0.40%	120,881
2010	8.892841	10.089802	13.46%	138,019
2009	7.068523	8.892841	25.81%	160,110
2008	12.282570	7.068523	-42.45%	186,480
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	12.570888	16.787049	33.54%	180,398
2016	12.621707	12.570888	-0.40%	201,616
2015	11.919782	12.621707	5.89%	220,277
2014	10.840267	11.919782	9.96%	237,864
2013	8.047184	10.840267	34.71%	262,587
2012	7.101719	8.047184	13.31%	297,616
2011	7.172026	7.101719	-0.98%	371,501
2010	5.845848	7.172026	22.69%	463,679
2009	4.612133	5.845848	26.75%	563,562
2008	8.837119	4.612133	-47.81%	591,839
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	17.141129	18.152508	5.90%	45,360
2016	15.157441	17.141129	13.09%	51,417
2015	15.918166	15.157441	-4.78%	55,864
2014	15.926815	15.918166	-0.05%	45,996
2013	15.212745	15.926815	4.69%	51,696
2012	13.476208	15.212745	12.89%	75,221
2011	13.117755	13.476208	2.73%	86,023
2010	11.650592	13.117755	12.59%	118,171
2009	8.198818	11.650592	42.10%	151,742
2008	11.057436	8.198818	-25.85%	199,810
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.609671	46.097933	19.39%	124,716
2016	34.826534	38.609671	10.86%	132,314
2015	35.742690	34.826534	-2.56%	149,909
2014	34.032729	35.742690	5.02%	154,875
2013	25.288268	34.032729	34.58%	170,953
2012	22.285970	25.288268	13.47%	222,867
2011	25.238327	22.285970	-11.70%	260,639
2010	19.817965	25.238327	27.35%	313,603
2009	14.316820	19.817965	38.42%	403,970
2008	23.933598	14.316820	-40.18%	447,847
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	11.131880	14.332991	28.76%	67,614
2016	11.863347	11.131880	-6.17%	75,294
2015	11.594889	11.863347	2.32%	78,355
2014	12.765185	11.594889	-9.17%	43,894
2013	9.900860	12.765185	28.93%	50,516
2012	8.303849	9.900860	19.23%	58,060
2011	10.141934	8.303849	-18.12%	81,474
2010	9.074924	10.141934	11.76%	95,718
2009	7.258691	9.074924	25.02%	121,744
2008	13.077072	7.258691	-44.49%	149,828
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	24.179213	28.521064	17.96%	13,270
2016	22.339183	24.179213	8.24%	16,808
2015	23.296689	22.339183	-4.11%	21,768
2014	22.081917	23.296689	5.50%	22,111
2013	17.124699	22.081917	28.95%	25,643
2012	13.606702	17.124699	25.85%	29,095
2011	15.101760	13.606702	-9.90%	33,586
2010	12.068055	15.101760	25.14%	54,542
2009	7.752848	12.068055	55.66%	58,564
2008	16.067871	7.752848	-51.75%	62,536
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	18.517423	23.299306	25.82%	31,688
2016	18.324958	18.517423	1.05%	32,437
2015	17.661752	18.324958	3.76%	33,149
2014	16.484585	17.661752	7.14%	33,403
2013	11.905000	16.484585	38.47%	36,255
2012	10.599433	11.905000	12.32%	39,992
2011	11.431370	10.599433	-7.28%	37,371
2010	9.652435	11.431370	18.43%	40,896
2009	5.883153	9.652435	64.07%	38,683
2008	11.672599	5.883153	-49.60%	45,903
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	23.063797	26.860423	16.46%	41,880
2016	19.903363	23.063797	15.88%	47,581
2015	21.421195	19.903363	-7.09%	55,412
2014	19.822671	21.421195	8.06%	59,069
2013	14.752926	19.822671	34.36%	65,439
2012	12.524523	14.752926	17.79%	93,018
2011	12.916674	12.524523	-3.04%	116,434
2010	11.271373	12.916674	14.60%	148,785
2009	8.862011	11.271373	27.19%	178,003
2008	13.936612	8.862011	-36.41%	196,312
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.851904	18.841674	11.81%	5,780
2016	15.463749	16.851904	8.98%	5,880
2015	16.609048	15.463749	-6.90%	12,882
2014	15.548360	16.609048	6.82%	12,966
2013	12.174648	15.548360	27.71%	17,453
2012	10.818875	12.174648	12.53%	21,275
2011	10.954587	10.818875	-1.24%	12,924
2010	10.123306	10.954587	8.21%	16,467
2009	7.985772	10.123306	26.77%	25,905
2008	11.570885	7.985772	-30.98%	24,344
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	22.771005	27.681256	21.56%	2,701
2016	23.150083	22.771005	-1.64%	2,728
2015	23.999881	23.150083	-3.54%	2,952
2014	24.208302	23.999881	-0.86%	2,981
2013	20.587064	24.208302	17.59%	3,205
2012	18.033964	20.587064	14.16%	4,833
2011	19.575298	18.033964	-7.87%	5,561
2010	17.550194	19.575298	11.54%	7,334
2009	13.133381	17.550194	33.63%	7,975
2008	22.302281	13.133381	-41.11%	10,143
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	14.049911	16.998233	20.98%	1,654
2016	14.103556	14.049911	-0.38%	841
2015	14.092006	14.103556	0.08%	2,215
2014	13.210982	14.092006	6.67%	1,513
2013	9.763789	13.210982	35.31%	1,555
2012*	10.000000	9.763789	-2.36%	1,729
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	15.747093	19.758992	25.48%	22,407
2016	15.196288	15.747093	3.62%	23,863
2015	14.690878	15.196288	3.44%	27,534
2014	13.662472	14.690878	7.53%	30,135
2013	10.052293	13.662472	35.91%	35,445
2012	8.717264	10.052293	15.31%	39,564
2011	9.378876	8.717264	-7.05%	56,164
2010	7.328525	9.378876	27.98%	77,908
2009	5.238093	7.328525	39.91%	85,869
2008	10.925111	5.238093	-52.05%	95,583
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	21.944192	27.459903	25.14%	12,896
2016	20.362459	21.944192	7.77%	14,432
2015	21.008516	20.362459	-3.08%	16,280
2014	22.928340	21.008516	-8.37%	14,108
2013	16.391773	22.928340	39.88%	16,747
2012	13.688690	16.391773	19.75%	21,661
2011	15.440003	13.688690	-11.34%	33,386
2010	11.466816	15.440003	34.65%	42,392
2009	7.105735	11.466816	61.37%	46,047
2008	11.861661	7.105735	-40.09%	39,102
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.411199	30.699465	16.24%	21,897
2016	23.435398	26.411199	12.70%	29,609
2015	23.883242	23.435398	-1.88%	38,748
2014	21.880044	23.883242	9.16%	33,383
2013	16.290963	21.880044	34.31%	37,803
2012	14.193338	16.290963	14.78%	43,478
2011	14.396343	14.193338	-1.41%	43,428
2010	13.068547	14.396343	10.16%	63,946
2009	10.774808	13.068547	21.29%	69,990
2008	16.174050	10.774808	-33.38%	73,672
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.512381	20.742507	25.62%	13,608
2016	16.053670	16.512381	2.86%	15,486
2015	15.244199	16.053670	5.31%	20,863
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.238123	12.990876	26.89%	31,810
2016	9.765565	10.238123	4.84%	39,259
2015*	10.000000	9.765565	-2.34%	40,480
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.683398	19.559967	17.24%	0
2016	15.296666	16.683398	9.07%	0
2015	15.508268	15.296666	-1.36%	0
2014	14.167999	15.508268	9.46%	0
2013	10.323799	14.167999	37.24%	0
2012	9.357811	10.323799	10.32%	9
2011	9.766311	9.357811	-4.18%	1,023
2010	7.979771	9.766311	22.39%	43
2009	6.137189	7.979771	30.02%	634
2008*	10.000000	6.137189	-38.63%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.897779	13.309530	3.19%	11,583
2016	12.400483	12.897779	4.01%	18,064
2015	12.630635	12.400483	-1.82%	16,418
2014	12.181808	12.630635	3.68%	18,630
2013	12.566112	12.181808	-3.06%	16,913
2012	11.803670	12.566112	6.46%	26,099
2011	11.216857	11.803670	5.23%	15,845
2010	10.605582	11.216857	5.76%	26,237
2009	9.860209	10.605582	7.56%	40,802
2008*	10.000000	9.860209	-1.40%	1,054
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.537474	31.526201	39.88%	18,037
2016	21.169902	22.537474	6.46%	19,450
2015	25.514765	21.169902	-17.03%	21,748
2014	27.325255	25.514765	-6.63%	25,205
2013	27.469468	27.325255	-0.52%	7,202
2012	23.705775	27.469468	15.88%	8,030
2011	30.919669	23.705775	-23.33%	12,204
2010	26.930752	30.919669	14.81%	15,615
2009	16.671334	26.930752	61.54%	18,614
2008	40.007826	16.671334	-58.33%	13,512
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.823863	14.989455	1.12%	132,337
2016	14.855480	14.823863	-0.21%	147,752
2015	15.014283	14.855480	-1.06%	156,453
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.214070	10.159938	-0.53%	620,397
2016	10.310992	10.214070	-0.94%	547,084
2015	10.409884	10.310992	-0.95%	623,993
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.720988	25.480314	17.31%	37,538
2016	20.032169	21.720988	8.43%	39,407
2015	20.428190	20.032169	-1.94%	43,515
2014	19.644754	20.428190	3.99%	53,768
2013	15.586283	19.644754	26.04%	64,874
2012	13.576952	15.586283	14.80%	86,415
2011	14.267815	13.576952	-4.84%	101,056
2010	12.566297	14.267815	13.54%	146,780
2009	9.973460	12.566297	26.00%	150,846
2008	15.943260	9.973460	-37.44%	149,723
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	15.212999	15.925165	4.68%	45,054
2016	14.730459	15.212999	3.28%	55,812
2015	14.832458	14.730459	-0.69%	68,172
2014	14.413970	14.832458	2.90%	85,273
2013	13.881501	14.413970	3.84%	101,677
2012	13.325285	13.881501	4.17%	116,335
2011	13.069774	13.325285	1.95%	131,511
2010	12.460846	13.069774	4.89%	190,879
2009	11.532678	12.460846	8.05%	231,667
2008	12.389492	11.532678	-6.92%	251,385
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.090556	21.354093	11.86%	273,599
2016	17.988287	19.090556	6.13%	312,870
2015	18.221802	17.988287	-1.28%	370,228
2014	17.490371	18.221802	4.18%	434,890
2013	15.140619	17.490371	15.52%	497,266
2012	13.794698	15.140619	9.76%	647,407
2011	13.932367	13.794698	-0.99%	797,053
2010	12.681895	13.932367	9.86%	1,012,887
2009	10.747040	12.681895	18.00%	1,071,076
2008	14.127045	10.747040	-23.93%	1,311,567
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.764006	23.997606	15.57%	184,916
2016	19.323705	20.764006	7.45%	192,673
2015	19.652457	19.323705	-1.67%	207,874
2014	18.903874	19.652457	3.96%	218,476
2013	15.595313	18.903874	21.22%	262,915
2012	13.840733	15.595313	12.68%	300,520
2011	14.276814	13.840733	-3.05%	448,726
2010	12.774219	14.276814	11.76%	587,180
2009	10.367778	12.774219	23.21%	561,876
2008	15.256486	10.367778	-32.04%	694,426
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.427522	18.852472	8.18%	68,365
2016	16.644981	17.427522	4.70%	72,832
2015	16.809758	16.644981	-0.98%	95,246
2014	16.203057	16.809758	3.74%	111,770
2013	14.804710	16.203057	9.45%	155,631
2012	13.834743	14.804710	7.01%	177,748
2011	13.684915	13.834743	1.09%	221,252
2010	12.731832	13.684915	7.49%	257,278
2009	11.220142	12.731832	13.47%	304,803
2008	13.333711	11.220142	-15.85%	347,086
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	29.777571	34.089177	14.48%	28,285
2016	25.049267	29.777571	18.88%	33,322
2015	26.010487	25.049267	-3.70%	35,536
2014	24.052890	26.010487	8.14%	35,955
2013	18.284844	24.052890	31.55%	41,307
2012	15.741304	18.284844	16.16%	57,918
2011	16.329309	15.741304	-3.60%	68,026
2010	13.097978	16.329309	24.67%	80,647
2009	9.687548	13.097978	35.20%	76,314
2008	15.430272	9.687548	-37.22%	95,246
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.551799	13.120811	24.35%	0
2016	10.922704	10.551799	-3.40%	0
2015	11.100099	10.922704	-1.60%	0
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.805542	10.687622	21.37%	17,518
2016	8.467943	8.805542	3.99%	18,506
2015	9.031956	8.467943	-6.24%	20,687
2014*	10.000000	9.031956	-9.68%	21,259
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.292322	19.673312	28.65%	233
2016	15.137350	15.292322	1.02%	233
2015	14.818766	15.137350	2.15%	233
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.465315	17.518813	13.28%	52,838
2016	13.454417	15.465315	14.95%	60,448
2015	14.066855	13.454417	-4.35%	71,144
2014	12.882216	14.066855	9.20%	84,997
2013	9.631938	12.882216	33.74%	103,171
2012	8.269755	9.631938	16.47%	108,842
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.695368	21.847683	23.47%	6,765
2016	16.532425	17.695368	7.03%	9,266
2015	16.603044	16.532425	-0.43%	11,445
2014	16.347350	16.603044	1.56%	14,773
2013	11.465150	16.347350	42.58%	19,445
2012	10.235272	11.465150	12.02%	33,851
2011	10.422995	10.235272	-1.80%	40,761
2010	8.411296	10.422995	23.92%	51,120
2009	6.676786	8.411296	25.98%	51,830
2008	12.608381	6.676786	-47.04%	51,338
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	27.512951	29.637715	7.72%	12,495
2016	22.112292	27.512951	24.42%	12,413
2015	23.822645	22.112292	-7.18%	12,584
2014	22.527126	23.822645	5.75%	14,639
2013	16.242327	22.527126	38.69%	17,409
2012	13.630774	16.242327	19.16%	18,021
2011	14.554941	13.630774	-6.35%	31,536
2010	11.618530	14.554941	25.27%	42,777
2009	9.319823	11.618530	24.66%	68,404
2008	13.898601	9.319823	-32.94%	84,957
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.083817	33.731983	12.13%	12,588
2016	24.784337	30.083817	21.38%	14,069
2015	25.505388	24.784337	-2.83%	14,749
2014	25.607629	25.505388	-0.40%	16,748
2013	18.394164	25.607629	39.22%	19,445
2012	16.116918	18.394164	14.13%	24,501
2011	17.273568	16.116918	-6.70%	25,622
2010	13.953616	17.273568	23.79%	42,443
2009	10.479414	13.953616	33.15%	43,791
2008	17.162738	10.479414	-38.94%	57,187
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.039857	27.027434	17.31%	3,715
2016	21.172225	23.039857	8.82%	6,095
2015	21.474851	21.172225	-1.41%	7,231
2014	19.641663	21.474851	9.33%	7,282
2013	14.411002	19.641663	36.30%	9,171
2012	13.110097	14.411002	9.92%	7,935
2011	13.656248	13.110097	-4.00%	7,819
2010	11.222299	13.656248	21.69%	6,877
2009	8.620739	11.222299	30.18%	4,793
2008	14.372410	8.620739	-40.02%	3,498
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.824317	32.169559	35.03%	34,534
2016	24.090023	23.824317	-1.10%	34,936
2015	23.459542	24.090023	2.69%	41,512
2014	23.207389	23.459542	1.09%	45,419
2013	18.450068	23.207389	25.78%	19,307
2012	15.400841	18.450068	19.80%	23,126
2011	16.997638	15.400841	-9.39%	31,853
2010	14.831568	16.997638	14.60%	44,788
2009	10.745123	14.831568	38.03%	62,445
2008	18.180788	10.745123	-40.90%	67,205
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	19.721755	20.714116	5.03%	44,063
2016	18.736551	19.721755	5.26%	55,922
2015	19.399642	18.736551	-3.42%	61,483
2014	19.109589	19.399642	1.52%	82,112
2013	19.363920	19.109589	-1.31%	103,882
2012	17.278115	19.363920	12.07%	147,892
2011	17.330909	17.278115	-0.30%	177,212
2010	15.245039	17.330909	13.68%	246,095
2009	12.998483	15.245039	17.28%	288,553
2008	15.346048	12.998483	-15.30%	277,915
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	21.985241	25.399682	15.53%	51,916
2016	19.942386	21.985241	10.24%	60,658
2015	19.526984	19.942386	2.13%	75,538
2014	17.857044	19.526984	9.35%	78,796
2013	13.716123	17.857044	30.19%	88,967
2012	11.875554	13.716123	15.50%	114,713
2011	12.027045	11.875554	-1.26%	129,112
2010	10.483290	12.027045	14.73%	167,724
2009	8.268993	10.483290	26.78%	182,464
2008	13.602458	8.268993	-39.21%	204,765
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.875679	7.647271	-2.90%	36,473
2016	5.544135	7.875679	42.05%	37,581
2015	8.433083	5.544135	-34.26%	5,189
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	8.033694	7.822457	-2.63%	3,699
2016	5.643680	8.033694	42.35%	3,699
2015	8.561375	5.643680	-34.08%	3,699
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
77

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	15.806157	18.063650	14.28%	0
2016	14.768283	15.806157	7.03%	0
2015	15.112149	14.768283	-2.28%	0
2014	14.351333	15.112149	5.30%	0
2013	11.066448	14.351333	29.68%	0
2012	9.797160	11.066448	12.96%	0
2011	9.585617	9.797160	2.21%	0
2010	8.819659	9.585617	8.68%	0
2009	7.606085	8.819659	15.96%	0
2008	13.312374	7.606085	-42.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	10.033584	12.094859	20.54%	0
2016	10.496406	10.033584	-4.41%	0
2015	10.638674	10.496406	-1.34%	0
2014	11.804525	10.638674	-9.88%	0
2013	9.982517	11.804525	18.25%	0
2012	9.073593	9.982517	10.02%	0
2011	11.689316	9.073593	-22.38%	0
2010	11.631637	11.689316	0.50%	0
2009	8.985201	11.631637	29.45%	0
2008	19.964211	8.985201	-54.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	16.308889	20.693326	26.88%	0
2016	16.535677	16.308889	-1.37%	0
2015	15.481463	16.535677	6.81%	0
2014	14.114423	15.481463	9.69%	0
2013	10.692614	14.114423	32.00%	0
2012	9.557599	10.692614	11.88%	0
2011	10.254553	9.557599	-7.26%	0
2010	9.690055	10.254553	5.83%	0
2009	7.335232	9.690055	32.10%	0
2008	12.651957	7.335232	-42.02%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	22.812132	24.806682	8.74%	0
2016	18.970449	22.812132	20.25%	0
2015	20.878126	18.970449	-9.14%	0
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0
78

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	15.548868	15.966244	2.68%	0
2016	14.089178	15.548868	10.36%	0
2015	15.032314	14.089178	-6.27%	0
2014	15.233059	15.032314	-1.32%	0
2013	14.813264	15.233059	2.83%	0
2012	13.451411	14.813264	10.12%	0
2011	13.304725	13.451411	1.10%	0
2010	12.072190	13.304725	10.21%	0
2009	8.217023	12.072190	46.92%	0
2008	11.539995	8.217023	-28.80%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	8.860227	9.448621	6.64%	0
2016	9.626291	8.860227	-7.96%	0
2015	10.678155	9.626291	-9.85%	0
2014	11.232206	10.678155	-4.93%	0
2013	10.039769	11.232206	11.88%	0
2012	9.471364	10.039769	6.00%	0
2011	10.402499	9.471364	-8.95%	0
2010	9.553541	10.402499	8.89%	0
2009	8.754214	9.553541	9.13%	0
2008	12.919224	8.754214	-32.24%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.063448	10.060728	-0.03%	0
2016	10.087348	10.063448	-0.24%	0
2015	10.515723	10.087348	-4.07%	0
2014	10.543694	10.515723	-0.27%	0
2013	10.861631	10.543694	-2.93%	0
2012	10.301044	10.861631	5.44%	0
2011	10.481562	10.301044	-1.72%	0
2010	10.046473	10.481562	4.33%	0
2009	8.677788	10.046473	15.77%	0
2008	9.742363	8.677788	-10.93%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	17.258678	20.539335	19.01%	0
2016	17.446722	17.258678	-1.08%	0
2015	17.924134	17.446722	-2.66%	0
2014	16.811119	17.924134	6.62%	0
2013	12.619965	16.811119	33.21%	0
2012	10.715130	12.619965	17.78%	0
2011	11.436838	10.715130	-6.31%	0
2010	10.060286	11.436838	13.68%	0
2009	7.689512	10.060286	30.83%	0
2008	13.608175	7.689512	-43.49%	0
79

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	15.321365	16.631497	8.55%	0
2016	13.507892	15.321365	13.43%	0
2015	14.640235	13.507892	-7.73%	0
2014	14.007112	14.640235	4.52%	0
2013	11.372697	14.007112	23.16%	0
2012	10.084550	11.372697	12.77%	0
2011	10.397749	10.084550	-3.01%	0
2010	9.390496	10.397749	10.73%	0
2009	7.503875	9.390496	25.14%	0
2008	13.620053	7.503875	-44.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	15.513648	17.432490	12.37%	0
2016	13.901893	15.513648	11.59%	0
2015	14.804441	13.901893	-6.10%	0
2014	13.939570	14.804441	6.20%	0
2013	10.857311	13.939570	28.39%	0
2012	9.530451	10.857311	13.92%	0
2011	9.758146	9.530451	-2.33%	0
2010	8.841299	9.758146	10.37%	0
2009	7.224530	8.841299	22.38%	0
2008	12.906582	7.224530	-44.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	15.142833	19.672527	29.91%	0
2016	15.628962	15.142833	-3.11%	0
2015	15.173392	15.628962	3.00%	0
2014	14.185903	15.173392	6.96%	0
2013	10.825656	14.185903	31.04%	0
2012	9.822008	10.825656	10.22%	0
2011	10.196620	9.822008	-3.67%	0
2010	8.543754	10.196620	19.35%	0
2009	6.929557	8.543754	23.29%	0
2008	13.650912	6.929557	-49.24%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	13.837420	14.255644	3.02%	0
2016	12.577832	13.837420	10.01%	0
2015	13.579383	12.577832	-7.38%	0
2014	13.967519	13.579383	-2.78%	0
2013	13.715046	13.967519	1.84%	0
2012	12.490707	13.715046	9.80%	0
2011	12.498236	12.490707	-0.06%	0
2010	11.411244	12.498236	9.53%	0
2009	8.255103	11.411244	38.23%	0
2008	11.445644	8.255103	-27.88%	0
80

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	23.430224	27.214546	16.15%	0
2016	21.724982	23.430224	7.85%	0
2015	22.921500	21.724982	-5.22%	0
2014	22.436646	22.921500	2.16%	0
2013	17.138501	22.436646	30.91%	0
2012	15.527999	17.138501	10.37%	0
2011	18.077260	15.527999	-14.10%	0
2010	14.592078	18.077260	23.88%	0
2009	10.836808	14.592078	34.65%	0
2008	18.625034	10.836808	-41.82%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	11.986230	15.013872	25.26%	0
2016	13.130875	11.986230	-8.72%	0
2015	13.193525	13.130875	-0.47%	0
2014	14.932463	13.193525	-11.65%	0
2013	11.906052	14.932463	25.42%	0
2012	10.265995	11.906052	15.98%	0
2011	12.889667	10.265995	-20.35%	0
2010	11.856324	12.889667	8.72%	0
2009	9.749319	11.856324	21.61%	0
2008	18.057752	9.749319	-46.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	15.863119	18.203365	14.75%	0
2016	15.065549	15.863119	5.29%	0
2015	16.151731	15.065549	-6.72%	0
2014	15.738598	16.151731	2.62%	0
2013	12.547198	15.738598	25.44%	0
2012	10.249546	12.547198	22.42%	0
2011	11.694152	10.249546	-12.35%	0
2010	9.606513	11.694152	21.73%	0
2009	6.344457	9.606513	51.42%	0
2008	13.519044	6.344457	-53.07%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.568773	19.057150	22.41%	0
2016	15.837469	15.568773	-1.70%	0
2015	15.692115	15.837469	0.93%	0
2014	15.056675	15.692115	4.22%	0
2013	11.178265	15.056675	34.70%	0
2012	10.231919	11.178265	9.25%	0
2011	11.343704	10.231919	-9.80%	0
2010	9.846485	11.343704	15.21%	0
2009	6.169487	9.846485	59.60%	0
2008	12.585032	6.169487	-50.98%	0
81

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	16.767389	18.997047	13.30%	0
2016	14.874094	16.767389	12.73%	0
2015	16.457248	14.874094	-9.62%	0
2014	15.655973	16.457248	5.12%	0
2013	11.978143	15.655973	30.70%	0
2012	10.454445	11.978143	14.57%	0
2011	11.083392	10.454445	-5.67%	0
2010	9.942365	11.083392	11.48%	0
2009	8.036144	9.942365	23.72%	0
2008	12.993046	8.036144	-38.15%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	12.546223	13.646437	8.77%	0
2016	11.834395	12.546223	6.01%	0
2015	13.067237	11.834395	-9.43%	0
2014	12.575564	13.067237	3.91%	0
2013	10.122654	12.575564	24.23%	0
2012	9.248069	10.122654	9.46%	0
2011	9.625954	9.248069	-3.93%	0
2010	9.144614	9.625954	5.26%	0
2009	7.415898	9.144614	23.31%	0
2008	11.046970	7.415898	-32.87%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	16.277968	19.250531	18.26%	0
2016	17.011458	16.277968	-4.31%	0
2015	18.130435	17.011458	-6.17%	0
2014	18.800529	18.130435	-3.56%	0
2013	16.436029	18.800529	14.39%	0
2012	14.802025	16.436029	11.04%	0
2011	16.516812	14.802025	-10.38%	0
2010	15.222611	16.516812	8.50%	0
2009	11.710697	15.222611	29.99%	0
2008	20.444929	11.710697	-42.72%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.346946	14.532097	17.70%	0
2016	12.740522	12.346946	-3.09%	0
2015	13.086915	12.740522	-2.65%	0
2014	12.612679	13.086915	3.76%	0
2013	9.582612	12.612679	31.62%	0
2012*	10.000000	9.582612	-4.17%	0
82

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.700591	16.724176	22.07%	0
2016	13.590822	13.700591	0.81%	0
2015	13.507029	13.590822	0.62%	0
2014	12.913534	13.507029	4.60%	0
2013	9.767299	12.913534	32.21%	0
2012	8.708046	9.767299	12.16%	0
2011	9.631074	8.708046	-9.58%	0
2010	7.736206	9.631074	24.49%	0
2009	5.684407	7.736206	36.10%	0
2008	12.189483	5.684407	-53.37%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	16.878430	20.547110	21.74%	0
2016	16.099458	16.878430	4.84%	0
2015	17.075918	16.099458	-5.72%	0
2014	19.159031	17.075918	-10.87%	0
2013	14.080457	19.159031	36.07%	0
2012	12.088830	14.080457	16.47%	0
2011	14.017071	12.088830	-13.76%	0
2010	10.701300	14.017071	30.98%	0
2009	6.817158	10.701300	56.98%	0
2008	11.699860	6.817158	-41.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	19.244339	21.761273	13.08%	0
2016	17.553114	19.244339	9.63%	0
2015	18.389887	17.553114	-4.55%	0
2014	17.319489	18.389887	6.18%	0
2013	13.256375	17.319489	30.65%	0
2012	11.873853	13.256375	11.64%	0
2011	12.380504	11.873853	-4.09%	0
2010	11.553303	12.380504	7.16%	0
2009	9.792453	11.553303	17.98%	0
2008	15.112360	9.792453	-35.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	13.736849	16.787208	22.21%	0
2016	13.728324	13.736849	0.06%	0
2015	13.401341	13.728324	2.44%	0
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.751579	12.037463	23.44%	0
2016	9.561379	9.751579	1.99%	0
2015*	10.000000	9.561379	-4.39%	0
83

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.130280	14.975976	14.06%	0
2016	12.375253	13.130280	6.10%	0
2015	12.898039	12.375253	-4.05%	0
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
2010	7.619853	9.071894	19.06%	0
2009	6.024629	7.619853	26.48%	0
2008*	10.000000	6.024629	-39.75%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.151704	10.191043	0.39%	0
2016	10.033003	10.151704	1.18%	0
2015	10.505615	10.033003	-4.50%	0
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
2010	10.128294	10.420132	2.88%	0
2009	9.680228	10.128294	4.63%	0
2008*	10.000000	9.680228	-3.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	14.151516	19.258366	36.09%	0
2016	13.664095	14.151516	3.57%	0
2015	16.930611	13.664095	-19.29%	0
2014	18.640457	16.930611	-9.17%	0
2013	19.264119	18.640457	-3.24%	0
2012	17.091659	19.264119	12.71%	0
2011	22.917118	17.091659	-25.42%	0
2010	20.519067	22.917118	11.69%	0
2009	13.058005	20.519067	57.14%	0
2008	32.218891	13.058005	-59.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.280127	9.128716	-1.63%	0
2016	9.559804	9.280127	-2.93%	0
2015	9.932795	9.559804	-3.76%	0
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
84

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.082244	6.853192	-3.23%	0
2016	7.349227	7.082244	-3.63%	0
2015	7.627637	7.349227	-3.65%	0
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	15.325286	17.489276	14.12%	0
2016	14.528590	15.325286	5.48%	0
2015	15.231075	14.528590	-4.61%	0
2014	15.057435	15.231075	1.15%	0
2013	12.281227	15.057435	22.61%	0
2012	10.998413	12.281227	11.66%	0
2011	11.881425	10.998413	-7.43%	0
2010	10.757412	11.881425	10.45%	0
2009	8.777105	10.757412	22.56%	0
2008	14.425009	8.777105	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.130564	10.316555	1.84%	0
2016	10.083314	10.130564	0.47%	0
2015	10.437690	10.083314	-3.40%	0
2014	10.427436	10.437690	0.10%	0
2013	10.323642	10.427436	1.01%	0
2012	10.188400	10.323642	1.33%	0
2011	10.272304	10.188400	-0.82%	0
2010	10.068080	10.272304	2.03%	0
2009	9.579200	10.068080	5.10%	0
2008	10.579344	9.579200	-9.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	13.037424	14.186979	8.82%	0
2016	12.627872	13.037424	3.24%	0
2015	13.150321	12.627872	-3.97%	0
2014	12.976179	13.150321	1.34%	0
2013	11.547539	12.976179	12.37%	0
2012	10.816542	11.547539	6.76%	0
2011	11.229956	10.816542	-3.68%	0
2010	10.508263	11.229956	6.87%	0
2009	9.154540	10.508263	14.79%	0
2008	12.371392	9.154540	-26.00%	0
85

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	14.446699	16.242864	12.43%	0
2016	13.820195	14.446699	4.53%	0
2015	14.449267	13.820195	-4.35%	0
2014	14.288379	14.449267	1.13%	0
2013	12.117773	14.288379	17.91%	0
2012	11.056469	12.117773	9.60%	0
2011	11.723814	11.056469	-5.69%	0
2010	10.783596	11.723814	8.72%	0
2009	8.997415	10.783596	19.85%	0
2008	13.611740	8.997415	-33.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	11.691187	12.303415	5.24%	0
2016	11.478199	11.691187	1.86%	0
2015	11.916699	11.478199	-3.68%	0
2014	11.808482	11.916699	0.92%	0
2013	11.091686	11.808482	6.46%	0
2012	10.656148	11.091686	4.09%	0
2011	10.835391	10.656148	-1.65%	0
2010	10.363091	10.835391	4.56%	0
2009	9.388537	10.363091	10.38%	0
2008	11.469988	9.388537	-18.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	21.628240	24.087162	11.37%	0
2016	18.702083	21.628240	15.65%	0
2015	19.964023	18.702083	-6.32%	0
2014	18.978871	19.964023	5.19%	0
2013	14.831594	18.978871	27.96%	0
2012	13.127039	14.831594	12.99%	0
2011	13.998329	13.127039	-6.22%	0
2010	11.542486	13.998329	21.28%	0
2009	8.776321	11.542486	31.52%	0
2008	14.371780	8.776321	-38.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.304387	10.045743	20.97%	0
2016	8.836553	8.304387	-6.02%	0
2015	9.231840	8.836553	-4.28%	0
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
86

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.176066	9.654043	18.08%	0
2016	8.082352	8.176066	1.16%	0
2015	8.862464	8.082352	-8.80%	0
2014*	10.000000	8.862464	-11.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.035751	15.063296	25.15%	0
2016	12.246681	12.035751	-1.72%	0
2015	12.324911	12.246681	-0.63%	0
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.171403	13.412944	10.20%	0
2016	10.884643	12.171403	11.82%	0
2015	11.699143	10.884643	-6.96%	0
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	13.731383	16.492965	20.11%	0
2016	13.187429	13.731383	4.12%	0
2015	13.614984	13.187429	-3.14%	0
2014	13.781039	13.614984	-1.20%	0
2013	9.935793	13.781039	38.70%	0
2012	9.119114	9.935793	8.96%	0
2011	9.546122	9.119114	-4.47%	0
2010	7.919270	9.546122	20.54%	0
2009	6.462387	7.919270	22.54%	0
2008	12.546713	6.462387	-48.49%	0
87

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	19.932913	20.888725	4.80%	0
2016	16.467628	19.932913	21.04%	0
2015	18.238754	16.467628	-9.71%	0
2014	17.730199	18.238754	2.87%	0
2013	13.141519	17.730199	34.92%	0
2012	11.338201	13.141519	15.90%	0
2011	12.445676	11.338201	-8.90%	0
2010	10.212844	12.445676	21.86%	0
2009	8.421901	10.212844	21.27%	0
2008	12.912454	8.421901	-34.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	19.633236	21.415867	9.08%	0
2016	16.626453	19.633236	18.08%	0
2015	17.589785	16.626453	-5.48%	0
2014	18.155332	17.589785	-3.12%	0
2013	13.406177	18.155332	35.43%	0
2012	12.076367	13.406177	11.01%	0
2011	13.305151	12.076367	-9.24%	0
2010	11.048713	13.305151	20.42%	0
2009	8.530334	11.048713	29.52%	0
2008	14.363254	8.530334	-40.61%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	16.238134	18.531026	14.12%	0
2016	15.338786	16.238134	5.86%	0
2015	15.994044	15.338786	-4.10%	0
2014	15.038594	15.994044	6.35%	0
2013	11.342675	15.038594	32.58%	0
2012	10.608627	11.342675	6.92%	0
2011	11.359662	10.608627	-6.61%	0
2010	9.596302	11.359662	18.38%	0
2009	7.578283	9.596302	26.63%	0
2008	12.989598	7.578283	-41.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	16.911809	22.215603	31.36%	0
2016	17.578364	16.911809	-3.79%	0
2015	17.598093	17.578364	-0.11%	0
2014	17.896876	17.598093	-1.67%	0
2013	14.626586	17.896876	22.36%	0
2012	12.552109	14.626586	16.53%	0
2011	14.241312	12.552109	-11.86%	0
2010	12.774309	14.241312	11.48%	0
2009	9.514080	12.774309	34.27%	0
2008	16.550152	9.514080	-42.51%	0
88

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	11.600981	11.853523	2.18%	0
2016	11.329403	11.600981	2.40%	0
2015	12.059182	11.329403	-6.05%	0
2014	12.211769	12.059182	-1.25%	0
2013	12.721108	12.211769	-4.00%	0
2012	11.669679	12.721108	9.01%	0
2011	12.032512	11.669679	-3.02%	0
2010	10.880767	12.032512	10.59%	0
2009	9.537177	10.880767	14.09%	0
2008	11.575303	9.537177	-17.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	16.203495	18.211408	12.39%	0
2016	15.108480	16.203495	7.25%	0
2015	15.208355	15.108480	-0.66%	0
2014	14.297439	15.208355	6.37%	0
2013	11.289443	14.297439	26.64%	0
2012	10.048971	11.289443	12.34%	0
2011	10.461772	10.048971	-3.95%	0
2010	9.374198	10.461772	11.60%	0
2009	7.601438	9.374198	23.32%	0
2008	12.855694	7.601438	-40.87%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	6.922174	6.538739	-5.54%	0
2016	5.009040	6.922174	38.19%	0
2015	7.833322	5.009040	-36.05%	0
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.060562	6.688062	-5.28%	0
2016	5.098605	7.060562	38.48%	0
2015	7.951909	5.098605	-35.88%	0
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
91

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
92

applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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M&T Variable Annuity Portfolio
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 59. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
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•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
•	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
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SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

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Recurring Contract Expenses
Beneficiary Protector Option[14]	0.40%
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
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[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	This option may be elected at any time.
[15]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	1.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.43%)	$1,233	$2,095	$2,949	$5,255	*	$1,595	$2,649	$5,255	$533	$1,595	$2,649	$5,255
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,112	$1,746	$2,395	$4,284	*	$1,246	$2,095	$4,284	$412	$1,246	$2,095	$4,284
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately
11

returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
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In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The
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separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
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Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
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Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
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•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the
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abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
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Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
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Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
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•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
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Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
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Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
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The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Note: The Capital Preservation Plus Option was not available before May 1, 2003.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
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•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
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Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still
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continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
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Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
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(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer
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event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
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Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and
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will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
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If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
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(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
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Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
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If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
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The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
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Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
62

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
63

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
64

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	The fund seeks capital appreciation.
65

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
66

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.502315	40.802556	11.78%	18,998
2016	29.530209	36.502315	23.61%	21,019
2015	31.613490	29.530209	-6.59%	24,754
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.778010	17.770901	12.63%	15,486
2016	15.345042	15.778010	2.82%	32,485
2015	15.648868	15.345042	-1.94%	39,080
2014	15.499469	15.648868	0.96%	25,690
2013	13.676520	15.499469	13.33%	30,616
2012	12.556505	13.676520	8.92%	38,118
2011	13.155568	12.556505	-4.55%	81,063
2010	12.100570	13.155568	8.72%	60,522
2009*	10.000000	12.100570	21.01%	53,117
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	33.788410	37.619454	11.34%	1,098
2016	27.131505	33.788410	24.54%	1,217
2015	28.045037	27.131505	-3.26%	2,072
2014	26.934559	28.045037	4.12%	1,913
2013	19.324800	26.934559	39.38%	2,939
2012	16.857002	19.324800	14.64%	2,743
2011	16.923108	16.857002	-0.39%	5,255
2010	13.578413	16.923108	24.63%	8,581
2009	10.964580	13.578413	23.84%	12,950
2008	16.023269	10.964580	-31.57%	14,563
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	24.388078	29.360325	20.39%	4,570
2016	22.041032	24.388078	10.65%	8,472
2015	22.008764	22.041032	0.15%	10,114
2014	19.590016	22.008764	12.35%	9,882
2013	14.980081	19.590016	30.77%	10,188
2012	13.067548	14.980081	14.64%	13,946
2011	12.949479	13.067548	0.91%	15,229
2010	11.384371	12.949479	13.75%	23,822
2009	9.097737	11.384371	25.13%	33,103
2008	14.612382	9.097737	-37.74%	34,684
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	21.075431	24.076786	14.24%	156
2016	19.277327	21.075431	9.33%	182
2015	20.104491	19.277327	-4.11%	239
2014	17.890549	20.104491	12.37%	473
2013	13.444660	17.890549	33.07%	698
2012	12.122275	13.444660	10.91%	1,464
2011	12.128991	12.122275	-0.06%	2,170
2010	10.665140	12.128991	13.73%	2,826
2009	8.050073	10.665140	32.49%	5,124
2008	12.393968	8.050073	-35.05%	5,647
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.520281	17.024117	3.05%	30,592
2016	16.063979	16.520281	2.84%	13,877
2015	16.257638	16.063979	-1.19%	17,532
2014	15.813732	16.257638	2.81%	19,998
2013	15.801862	15.813732	0.08%	22,282
2012	14.540187	15.801862	8.68%	28,312
2011	14.353103	14.540187	1.30%	33,606
2010	13.354986	14.353103	7.47%	55,713
2009	11.195302	13.354986	19.29%	62,522
2008	12.191151	11.195302	-8.17%	63,602
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	24.456413	27.326548	11.74%	145,284
2016	20.941271	24.456413	16.79%	157,581
2015	22.043383	20.941271	-5.00%	180,843
2014	20.483652	22.043383	7.61%	198,752
2013	16.154794	20.483652	26.80%	222,110
2012	13.917919	16.154794	16.07%	241,216
2011	13.931478	13.917919	-0.10%	286,532
2010	12.221108	13.931478	14.00%	349,358
2009	9.488733	12.221108	28.80%	420,240
2008	16.720156	9.488733	-43.25%	492,383
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.193399	20.868571	28.87%	52,203
2016	17.230760	16.193399	-6.02%	55,827
2015	16.809297	17.230760	2.51%	63,252
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	26.134635	30.860026	18.08%	2,530
2016	24.100222	26.134635	8.44%	2,557
2015	25.098058	24.100222	-3.98%	3,643
2014	23.749369	25.098058	5.68%	3,448
2013	18.380961	23.749369	29.21%	5,904
2012	14.600683	18.380961	25.89%	5,926
2011	16.171310	14.600683	-9.71%	8,006
2010	12.910819	16.171310	25.25%	9,861
2009	8.281396	12.910819	55.90%	8,503
2008	17.124581	8.281396	-51.64%	4,944
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.502325	14.976455	10.92%	7,388
2016	12.044022	13.502325	12.11%	7,401
2015	12.965069	12.044022	-7.10%	8,507
2014	12.726936	12.965069	1.87%	8,520
2013	10.381296	12.726936	22.59%	8,392
2012	9.087691	10.381296	14.23%	6,038
2011	9.318350	9.087691	-2.48%	3,981
2010	8.532754	9.318350	9.21%	18,393
2009	6.613814	8.532754	29.01%	24,527
2008*	10.000000	6.613814	-33.86%	1,288
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	25.488968	30.511328	19.70%	7,104
2016	22.120829	25.488968	15.23%	4,757
2015	23.122840	22.120829	-4.33%	8,241
2014	21.415918	23.122840	7.97%	9,759
2013	16.625133	21.415918	28.82%	10,866
2012	14.963121	16.625133	11.11%	17,947
2011	14.211959	14.963121	5.29%	18,664
2010	11.863902	14.211959	19.79%	25,238
2009	10.178756	11.863902	16.56%	39,317
2008	14.066365	10.178756	-27.64%	41,643
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	17.486180	20.268479	15.91%	119
2016	16.423349	17.486180	6.47%	119
2015	17.697243	16.423349	-7.20%	616
2014	20.049744	17.697243	-11.73%	621
2013	16.420393	20.049744	22.10%	763
2012	13.978713	16.420393	17.47%	1,162
2011	15.758464	13.978713	-11.29%	2,697
2010	14.639518	15.758464	7.64%	3,045
2009	10.761438	14.639518	36.04%	4,271
2008	18.179137	10.761438	-40.80%	5,198
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.298981	19.392615	12.10%	420
2016	15.838781	17.298981	9.22%	472
2015	16.969861	15.838781	-6.67%	535
2014	15.842096	16.969861	7.12%	893
2013	12.374558	15.842096	28.02%	4,384
2012	10.970568	12.374558	12.80%	4,491
2011	11.082583	10.970568	-1.01%	6,452
2010	10.212931	11.082583	8.52%	8,864
2009	8.036678	10.212931	27.08%	19,540
2008	11.614729	8.036678	-30.81%	19,849
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	23.105888	26.301385	13.83%	8
2016	20.564254	23.105888	12.36%	25
2015	21.632927	20.564254	-4.94%	43
2014	20.913072	21.632927	3.44%	212
2013	16.390720	20.913072	27.59%	642
2012	14.914403	16.390720	9.90%	1,454
2011	16.082935	14.914403	-7.27%	2,563
2010	14.229016	16.082935	13.03%	4,670
2009	11.032359	14.229016	28.98%	17,931
2008	15.582254	11.032359	-29.20%	19,299
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	14.186793	17.212961	21.33%	0
2016	14.215076	14.186793	-0.20%	0
2015	14.180368	14.215076	0.24%	0
2014	13.251352	14.180368	7.01%	230
2013	9.764220	13.251352	35.71%	247
2012*	10.000000	9.764220	-2.36%	261
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	14.149082	16.575972	17.15%	9,068
2016	14.660939	14.149082	-3.49%	11,693
2015	16.149455	14.660939	-9.22%	18,344
2014	17.210480	16.149455	-6.16%	20,818
2013	13.885775	17.210480	23.94%	23,037
2012	11.763500	13.885775	18.04%	28,105
2011	12.798332	11.763500	-8.09%	30,029
2010	11.889585	12.798332	7.64%	20,301
2009*	10.000000	11.889585	18.90%	10,042
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.512381	20.742507	25.62%	13,608
2016	16.053670	16.512381	2.86%	15,486
2015	15.244199	16.053670	5.31%	20,863
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.934657	27.856536	7.41%	2,055
2016	21.780415	25.934657	19.07%	2,003
2015	23.011426	21.780415	-5.35%	0
2014	20.568918	23.011426	11.87%	0
2013	15.771114	20.568918	30.42%	0
2012	13.912906	15.771114	13.36%	0
2011	13.978078	13.912906	-0.47%	0
2010	12.471844	13.978078	12.08%	0
2009*	10.000000	12.471844	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.349187	18.751843	14.70%	83,847
2016	15.142775	16.349187	7.97%	79,070
2015	15.139024	15.142775	0.02%	64,131
2014	14.557717	15.139024	3.99%	82,039
2013	11.921435	14.557717	22.11%	90,211
2012	10.401319	11.921435	14.61%	89,178
2011	10.404216	10.401319	-0.03%	113,135
2010	9.377085	10.404216	10.95%	160,451
2009	7.670922	9.377085	22.24%	191,428
2008	11.028289	7.670922	-30.44%	144,412
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.207335	12.480021	2.23%	14,453
2016	12.005894	12.207335	1.68%	24,188
2015	12.149105	12.005894	-1.18%	34,165
2014	11.683962	12.149105	3.98%	36,764
2013	12.107662	11.683962	-3.50%	54,094
2012	11.645656	12.107662	3.97%	65,166
2011	11.120547	11.645656	4.72%	70,756
2010	10.592676	11.120547	4.98%	102,999
2009	9.535719	10.592676	11.08%	101,196
2008	10.681685	9.535719	-10.73%	54,485
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.769207	21.754035	29.73%	30,555
2016	16.897976	16.769207	-0.76%	33,986
2015	16.012366	16.897976	5.53%	36,551
2014	15.874540	16.012366	0.87%	41,364
2013	12.458485	15.874540	27.42%	54,314
2012	10.302734	12.458485	20.92%	63,710
2011	11.469029	10.302734	-10.17%	65,586
2010	10.403352	11.469029	10.24%	68,363
2009	7.417275	10.403352	40.26%	88,399
2008	12.203617	7.417275	-39.22%	101,894
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.437829	22.073897	26.59%	65,152
2016	16.141606	17.437829	8.03%	83,542
2015	15.312284	16.141606	5.42%	89,553
2014	14.305178	15.312284	7.04%	93,513
2013	11.142876	14.305178	28.38%	114,764
2012	9.582479	11.142876	16.28%	121,155
2011	10.150050	9.582479	-5.59%	128,099
2010	8.669986	10.150050	17.07%	129,399
2009	6.307117	8.669986	37.46%	100,886
2008	11.414370	6.307117	-44.74%	93,807
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.262722	18.433049	20.77%	13,369
2016	13.870826	15.262722	10.03%	11,972
2015	13.853317	13.870826	0.13%	25,076
2014	12.688489	13.853317	9.18%	25,397
2013	9.633985	12.688489	31.71%	31,221
2012	8.308872	9.633985	15.95%	34,358
2011	8.580214	8.308872	-3.16%	32,808
2010	7.805765	8.580214	9.92%	34,884
2009	6.030005	7.805765	29.45%	41,371
2008	9.829384	6.030005	-38.65%	13,919
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.764806	11.383294	5.75%	2,502
2016	9.520084	10.764806	13.07%	2,502
2015	9.868689	9.520084	-3.53%	872
2014*	10.000000	9.868689	-1.31%	1,304
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.832949	18.330244	23.58%	3,483
2016	13.188631	14.832949	12.47%	3,592
2015	13.475852	13.188631	-2.13%	3,592
2014	12.767628	13.475852	5.55%	3,356
2013	8.980577	12.767628	42.17%	3,356
2012	7.760436	8.980577	15.72%	0
2011	8.868399	7.760436	-12.49%	0
2010	7.759548	8.868399	14.29%	2,385
2009	5.121475	7.759548	51.51%	3,206
2008*	10.000000	5.121475	-48.79%	1,867
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.813371	19.754804	17.49%	0
2016	15.415411	16.813371	9.07%	0
2015	15.613840	15.415411	-1.27%	0
2014	14.252451	15.613840	9.55%	0
2013	10.369312	14.252451	37.45%	0
2012	9.389325	10.369312	10.44%	0
2011	9.790510	9.389325	-4.10%	389
2010	7.998316	9.790510	22.41%	0
2009	6.139089	7.998316	30.29%	0
2008*	10.000000	6.139089	-38.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.734644	16.298033	18.66%	3,578
2016	12.795829	13.734644	7.34%	3,578
2015	13.149156	12.795829	-2.69%	3,578
2014	12.703984	13.149156	3.50%	3,578
2013	9.905989	12.703984	28.25%	3,578
2012	8.610358	9.905989	15.05%	3,578
2011	9.285006	8.610358	-7.27%	3,799
2010	8.154464	9.285006	13.86%	221
2009	6.372240	8.154464	27.97%	0
2008*	10.000000	6.372240	-36.28%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.383683	14.854509	10.99%	8,093
2016	12.733900	13.383683	5.10%	11,635
2015	12.993669	12.733900	-2.00%	15,339
2014	12.577768	12.993669	3.31%	16,442
2013	11.075101	12.577768	13.57%	13,214
2012	10.067963	11.075101	10.00%	28,886
2011	10.302913	10.067963	-2.28%	31,009
2010	9.421327	10.302913	9.36%	34,497
2009	7.938247	9.421327	18.68%	27,954
2008*	10.000000	7.938247	-20.62%	2,767
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.757858	15.781409	14.71%	4,972
2016	12.941897	13.757858	6.30%	6,138
2015	13.241957	12.941897	-2.27%	10,978
2014	12.769136	13.241957	3.70%	12,085
2013	10.632627	12.769136	20.09%	9,658
2012	9.446137	10.632627	12.56%	9,661
2011	9.877084	9.446137	-4.36%	10,063
2010	8.872557	9.877084	11.32%	6,497
2009	7.214380	8.872557	22.98%	12,457
2008*	10.000000	7.214380	-27.86%	12,418
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.480726	13.148522	5.35%	0
2016	12.044507	12.480726	3.62%	0
2015	12.249919	12.044507	-1.68%	633
2014	11.968096	12.249919	2.35%	455
2013	11.514872	11.968096	3.94%	8,645
2012	10.814610	11.514872	6.48%	455
2011	10.766211	10.814610	0.45%	3,733
2010	10.177342	10.766211	5.79%	5,758
2009	9.091244	10.177342	11.95%	6,513
2008*	10.000000	9.091244	-9.09%	6,987
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.605030	15.358614	12.89%	15,827
2016	12.867981	13.605030	5.73%	19,620
2015	13.131352	12.867981	-2.01%	20,148
2014	12.677907	13.131352	3.58%	19,250
2013	10.865022	12.677907	16.69%	58,309
2012	9.761924	10.865022	11.30%	101,843
2011	10.090736	9.761924	-3.26%	89,717
2010	9.147371	10.090736	10.31%	117,310
2009	7.573033	9.147371	20.79%	80,873
2008*	10.000000	7.573033	-24.27%	1,167
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.692879	16.013900	16.95%	4,479
2016	12.848490	13.692879	6.57%	4,482
2015	13.170287	12.848490	-2.44%	4,486
2014	12.716502	13.170287	3.57%	4,490
2013	10.330540	12.716502	23.10%	4,493
2012	9.102215	10.330540	13.49%	4,497
2011	9.639659	9.102215	-5.58%	4,708
2010	8.588829	9.639659	12.23%	4,712
2009	6.850462	8.588829	25.38%	5,511
2008*	10.000000	6.850462	-31.50%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.178203	14.343726	8.84%	1,095
2016	12.551452	13.178203	4.99%	1,133
2015	12.808258	12.551452	-2.01%	5,231
2014	12.423929	12.808258	3.09%	5,890
2013	11.275842	12.423929	10.18%	6,157
2012	10.345184	11.275842	9.00%	23,254
2011	10.472530	10.345184	-1.22%	9,203
2010	9.696966	10.472530	8.00%	50,564
2009	8.319130	9.696966	16.56%	4,305
2008*	10.000000	8.319130	-16.81%	0
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	13.199590	13.649390	3.41%	0
2016	12.649579	13.199590	4.35%	0
2015	12.863549	12.649579	-1.66%	0
2014	12.361997	12.863549	4.06%	36
2013	12.723774	12.361997	-2.84%	767
2012	11.921719	12.723774	6.73%	330
2011	11.291133	11.921719	5.58%	0
2010	10.648045	11.291133	6.04%	0
2009	9.882105	10.648045	7.75%	258
2008*	10.000000	9.882105	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.804843	14.189139	2.78%	12,342
2016	13.486986	13.804843	2.36%	13,136
2015	13.687124	13.486986	-1.46%	11,339
2014	13.175242	13.687124	3.89%	13,088
2013	13.579823	13.175242	-2.98%	17,589
2012	12.799331	13.579823	6.10%	15,503
2011	12.184889	12.799331	5.04%	18,177
2010	11.378498	12.184889	7.09%	8,868
2009	9.866034	11.378498	15.33%	12,267
2008*	10.000000	9.866034	-1.34%	324
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.823863	14.989455	1.12%	132,337
2016	14.855480	14.823863	-0.21%	147,752
2015	15.014283	14.855480	-1.06%	156,453
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.214070	10.159938	-0.53%	620,397
2016	10.310992	10.214070	-0.94%	547,084
2015	10.409884	10.310992	-0.95%	623,993
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.744139	11.006292	25.87%	2,678
2016	8.772183	8.744139	-0.32%	9,290
2015	9.151031	8.772183	-4.14%	9,422
2014	9.305772	9.151031	-1.66%	5,017
2013	7.991492	9.305772	16.45%	5,178
2012	7.002154	7.991492	14.13%	5,326
2011	7.854623	7.002154	-10.85%	5,558
2010	7.017451	7.854623	11.93%	6,037
2009	5.472923	7.017451	28.22%	6,456
2008*	10.000000	5.472923	-45.27%	6,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.504352	18.167622	10.08%	10,438
2016	15.674341	16.504352	5.30%	10,304
2015	15.852202	15.674341	-1.12%	10,777
2014	15.302587	15.852202	3.59%	13,415
2013	13.620887	15.302587	12.35%	10,010
2012	12.571832	13.620887	8.34%	6,083
2011	12.580870	12.571832	-0.07%	3,067
2010	11.566339	12.580870	8.77%	1,998
2009*	10.000000	11.566339	15.66%	8,339
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	19.039571	21.651935	13.72%	11
2016	17.840940	19.039571	6.72%	11
2015	18.108358	17.840940	-1.48%	0
2014	17.376392	18.108358	4.21%	0
2013	14.681050	17.376392	18.36%	0
2012	13.204625	14.681050	11.18%	0
2011	13.456927	13.204625	-1.87%	0
2010	12.127012	13.456927	10.97%	0
2009*	10.000000	12.127012	21.27%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.823350	31.303822	26.11%	15,054
2016	24.182398	24.823350	2.65%	14,039
2015	23.231190	24.182398	4.09%	14,714
2014	21.557023	23.231190	7.77%	17,262
2013	15.920407	21.557023	35.40%	21,975
2012	13.542915	15.920407	17.56%	29,869
2011	13.984922	13.542915	-3.16%	57,902
2010	12.977046	13.984922	7.77%	74,238
2009*	10.000000	12.977046	29.77%	0
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	32.165225	36.887771	14.68%	2,327
2016	26.995692	32.165225	19.15%	2,377
2015	27.963257	26.995692	-3.46%	1,841
2014	25.800905	27.963257	8.38%	2,616
2013	19.578121	25.800905	31.78%	2,730
2012	16.826274	19.578121	16.35%	3,871
2011	17.430797	16.826274	-3.47%	7,062
2010	13.944249	17.430797	25.00%	12,986
2009	10.294265	13.944249	35.46%	15,837
2008	16.357647	10.294265	-37.07%	18,732
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.551799	13.120811	24.35%	0
2016	10.922704	10.551799	-3.40%	0
2015	11.100099	10.922704	-1.60%	0
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.863277	10.791949	21.76%	0
2016	8.503704	8.863277	4.23%	0
2015	9.048485	8.503704	-6.02%	0
2014*	10.000000	9.048485	-9.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.292322	19.673312	28.65%	233
2016	15.137350	15.292322	1.02%	233
2015	14.818766	15.137350	2.15%	233
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.465315	17.518813	13.28%	52,838
2016	13.454417	15.465315	14.95%	60,448
2015	14.066855	13.454417	-4.35%	71,144
2014	12.882216	14.066855	9.20%	84,997
2013	9.631938	12.882216	33.74%	103,171
2012	8.269755	9.631938	16.47%	108,842
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.395424	19.446642	26.31%	989
2016	14.655235	15.395424	5.05%	1,083
2015	14.847112	14.655235	-1.29%	1,739
2014	14.451923	14.847112	2.73%	1,154
2013	10.526617	14.451923	37.29%	1,267
2012	9.270232	10.526617	13.55%	5,685
2011	9.794929	9.270232	-5.36%	6,876
2010	7.819220	9.794929	25.27%	11,760
2009	6.230272	7.819220	25.50%	4,469
2008*	10.000000	6.230272	-37.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.009185	22.562411	12.76%	4,651
2016	17.178293	20.009185	16.48%	5,896
2015	17.858366	17.178293	-3.81%	5,975
2014	15.407339	17.858366	15.91%	5,495
2013	11.464750	15.407339	34.39%	4,237
2012	9.948767	11.464750	15.24%	3,249
2011	10.282687	9.948767	-3.25%	5,080
2010	8.677644	10.282687	18.50%	6,256
2009	6.714877	8.677644	29.23%	6,728
2008*	10.000000	6.714877	-32.85%	1,408
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	30.681291	33.144993	8.03%	437
2016	24.596313	30.681291	24.74%	457
2015	26.423570	24.596313	-6.92%	498
2014	24.926637	26.423570	6.01%	538
2013	17.924191	24.926637	39.07%	618
2012	15.024668	17.924191	19.30%	901
2011	15.978661	15.024668	-5.97%	1,309
2010	12.741890	15.978661	25.40%	1,591
2009	10.192192	12.741890	25.02%	2,080
2008	15.166399	10.192192	-32.80%	1,371
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	30.361032	34.129554	12.41%	4,931
2016	24.953937	30.361032	21.67%	4,949
2015	25.612084	24.953937	-2.57%	5,486
2014	25.648656	25.612084	-0.14%	5,540
2013	18.377099	25.648656	39.57%	5,597
2012	16.063510	18.377099	14.40%	6,233
2011	17.171834	16.063510	-6.45%	7,290
2010	13.833774	17.171834	24.13%	10,285
2009	10.368409	13.833774	33.42%	12,230
2008	16.935470	10.368409	-38.78%	14,101
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	16.279474	19.389776	19.11%	104
2016	14.785456	16.279474	10.10%	331
2015	14.829101	14.785456	-0.29%	1,219
2014	13.389207	14.829101	10.75%	1,257
2013	10.335338	13.389207	29.55%	1,292
2012	9.165522	10.335338	12.76%	3,462
2011	9.218391	9.165522	-0.57%	4,854
2010	8.219829	9.218391	12.15%	5,414
2009	6.609502	8.219829	24.36%	5,118
2008	11.428524	6.609502	-42.17%	2,221
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.395865	15.135445	5.14%	37,221
2016	13.560391	14.395865	6.16%	41,810
2015	14.511870	13.560391	-6.56%	47,819
2014	11.392190	14.511870	27.38%	53,226
2013	11.199051	11.392190	1.72%	51,407
2012	9.782450	11.199051	14.48%	54,642
2011	9.304917	9.782450	5.13%	62,640
2010	7.236225	9.304917	28.59%	86,880
2009	5.597553	7.236225	29.27%	73,019
2008*	10.000000	5.597553	-44.02%	763
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.821095	10.887834	0.62%	3,730
2016	10.659012	10.821095	1.52%	4,192
2015	10.798073	10.659012	-1.29%	6,221
2014	10.848061	10.798073	-0.46%	8,862
2013	10.940564	10.848061	-0.85%	13,155
2012	10.669788	10.940564	2.54%	12,741
2011	10.633816	10.669788	0.34%	16,594
2010	10.482149	10.633816	1.45%	25,499
2009	9.880242	10.482149	6.09%	28,415
2008*	10.000000	9.880242	-1.20%	20,971
79

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.459678	17.576499	21.56%	0
2016	14.436952	14.459678	0.16%	0
2015	15.167356	14.436952	-4.82%	0
2014	16.670988	15.167356	-9.02%	2,019
2013	14.014699	16.670988	18.95%	3,870
2012	11.834153	14.014699	18.43%	166
2011	13.642767	11.834153	-13.26%	360
2010	12.951641	13.642767	5.34%	144
2009*	10.000000	12.951641	29.52%	82
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	24.678170	33.406970	35.37%	2,839
2016	24.893806	24.678170	-0.87%	2,907
2015	24.178931	24.893806	2.96%	3,275
2014	23.863814	24.178931	1.32%	3,346
2013	18.924842	23.863814	26.10%	138
2012	15.756216	18.924842	20.11%	941
2011	17.344963	15.756216	-9.16%	1,374
2010	15.100440	17.344963	14.86%	2,719
2009	10.907250	15.100440	38.44%	20,257
2008	18.411161	10.907250	-40.76%	21,166
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.460330	11.011129	5.27%	4,134
2016	9.912785	10.460330	5.52%	4,289
2015	10.239328	9.912785	-3.19%	5,003
2014	10.052187	10.239328	1.86%	4,815
2013	10.162036	10.052187	-1.08%	6,395
2012*	10.000000	10.162036	1.62%	8,902
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	33.548432	37.934839	13.07%	615
2016	28.689929	33.548432	16.93%	628
2015	30.780901	28.689929	-6.79%	956
2014	27.763020	30.780901	10.87%	2,044
2013	19.876628	27.763020	39.68%	2,719
2012	17.008379	19.876628	16.86%	4,747
2011	17.559654	17.008379	-3.14%	8,211
2010	14.365542	17.559654	22.23%	9,632
2009	10.571273	14.365542	35.89%	13,070
2008	17.166935	10.571273	-38.42%	16,136
80

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.385025	12.487731	9.69%	5,863
2016	11.169624	11.385025	1.93%	6,818
2015	12.148449	11.169624	-8.06%	1,885
2014	12.228168	12.148449	-0.65%	4,400
2013	13.213159	12.228168	-7.45%	4,722
2012	12.676918	13.213159	4.23%	5,915
2011	11.804664	12.676918	7.39%	6,723
2010	10.896626	11.804664	8.33%	4,513
2009*	10.000000	10.896626	8.97%	1,023
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.770823	11.805296	0.29%	24,031
2016	11.730320	11.770823	0.35%	19,881
2015	11.818150	11.730320	-0.74%	26,051
2014	11.842883	11.818150	-0.21%	32,009
2013	11.984302	11.842883	-1.18%	37,981
2012	11.441627	11.984302	4.74%	35,617
2011	11.435807	11.441627	0.05%	42,731
2010	10.976283	11.435807	4.19%	24,834
2009*	10.000000	10.976283	9.76%	43,250
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.358323	13.430930	29.66%	4,539
2016*	10.000000	10.358323	3.58%	5,275
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.980256	18.782424	25.38%	691
2016	15.503893	14.980256	-3.38%	816
2015	15.630681	15.503893	-0.81%	978
2014	16.927908	15.630681	-7.66%	1,075
2013	13.344365	16.927908	26.85%	1,150
2012	11.050745	13.344365	20.76%	2,368
2011	13.430954	11.050745	-17.72%	1,297
2010	12.324108	13.430954	8.98%	3,693
2009	9.983085	12.324108	23.45%	3,739
2008	17.982504	9.983085	-44.48%	3,838
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	27.869792	29.778763	6.85%	387
2016	22.068902	27.869792	26.29%	569
2015	23.266849	22.068902	-5.15%	875
2014	22.710119	23.266849	2.45%	1,130
2013	16.423100	22.710119	38.28%	1,318
2012	14.112983	16.423100	16.37%	2,412
2011	14.954891	14.112983	-5.63%	3,221
2010	11.984274	14.954891	24.79%	3,484
2009	9.198656	11.984274	30.28%	4,887
2008	15.315331	9.198656	-39.94%	5,411
81

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.875679	7.647271	-2.90%	36,473
2016	5.544135	7.875679	42.05%	37,581
2015	8.433083	5.544135	-34.26%	5,189
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	8.033694	7.822457	-2.63%	3,699
2016	5.643680	8.033694	42.35%	3,699
2015	8.561375	5.643680	-34.08%	3,699
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.693383	30.784208	24.67%	1,516
2016	23.137199	24.693383	6.73%	1,533
2015	24.052410	23.137199	-3.81%	1,626
2014	24.747755	24.052410	-2.81%	3,033
2013	16.631164	24.747755	48.80%	4,022
2012	15.565826	16.631164	6.84%	4,518
2011	16.471980	15.565826	-5.50%	1,903
2010	13.117881	16.471980	25.57%	723
2009*	10.000000	13.117881	31.18%	0
82

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	22.812132	24.806682	8.74%	0
2016	18.970449	22.812132	20.25%	0
2015	20.878126	18.970449	-9.14%	0
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.766068	13.987817	9.57%	0
2016	12.762681	12.766068	0.03%	0
2015	13.380220	12.762681	-4.62%	0
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
2010	11.879392	12.563323	5.76%	0
2009*	10.000000	11.879392	18.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	23.293428	25.229695	8.31%	0
2016	19.226573	23.293428	21.15%	0
2015	20.431004	19.226573	-5.90%	0
2014	20.171917	20.431004	1.28%	0
2013	14.877923	20.171917	35.58%	0
2012	13.342436	14.877923	11.51%	0
2011	13.769400	13.342436	-3.10%	0
2010	11.357234	13.769400	21.24%	0
2009	9.428090	11.357234	20.46%	0
2008	14.165023	9.428090	-33.44%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	17.157550	20.094556	17.12%	0
2016	15.939528	17.157550	7.64%	0
2015	16.362235	15.939528	-2.58%	0
2014	14.972083	16.362235	9.28%	0
2013	11.769422	14.972083	27.21%	0
2012	10.555139	11.769422	11.50%	0
2011	10.752259	10.555139	-1.83%	0
2010	9.717322	10.752259	10.65%	0
2009	7.983145	9.717322	21.72%	0
2008	13.182496	7.983145	-39.44%	0
83

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	15.962852	17.740644	11.14%	0
2016	15.008863	15.962852	6.36%	0
2015	16.091605	15.008863	-6.73%	0
2014	14.720808	16.091605	9.31%	0
2013	11.372360	14.720808	29.44%	0
2012	10.541826	11.372360	7.88%	0
2011	10.842618	10.541826	-2.77%	0
2010	9.800908	10.842618	10.63%	0
2009	7.604995	9.800908	28.87%	0
2008	12.037639	7.604995	-36.82%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	10.404800	10.430684	0.25%	0
2016	10.400122	10.404800	0.04%	0
2015	10.820492	10.400122	-3.88%	0
2014	10.819984	10.820492	0.00%	0
2013	11.114866	10.819984	-2.65%	0
2012	10.514735	11.114866	5.71%	0
2011	10.669487	10.514735	-1.45%	0
2010	10.205641	10.669487	4.54%	0
2009	8.794830	10.205641	16.04%	0
2008	9.845559	8.794830	-10.67%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	15.636147	16.996474	8.70%	0
2016	13.762766	15.636147	13.61%	0
2015	14.893181	13.762766	-7.59%	0
2014	14.227203	14.893181	4.68%	0
2013	11.534720	14.227203	23.34%	0
2012	10.216640	11.534720	12.90%	0
2011	10.512630	10.216640	-2.82%	0
2010	9.480158	10.512630	10.89%	0
2009	7.566934	9.480158	25.28%	0
2008	13.708714	7.566934	-44.80%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.234103	15.337992	25.37%	0
2016	13.381688	12.234103	-8.58%	0
2015	13.420323	13.381688	-0.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	16.193445	18.601968	14.87%	0
2016	15.350234	16.193445	5.49%	0
2015	16.433901	15.350234	-6.59%	0
2014	15.986634	16.433901	2.80%	0
2013	12.719429	15.986634	25.69%	0
2012	10.387260	12.719429	22.45%	0
2011	11.826649	10.387260	-12.17%	0
2010	9.706378	11.826649	21.84%	0
2009	6.400452	9.706378	51.65%	0
2008	13.607599	6.400452	-52.96%	0
84

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	10.626975	11.466905	7.90%	0
2016	9.744054	10.626975	9.06%	0
2015	10.783332	9.744054	-9.64%	0
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
2010	8.148358	8.656203	6.23%	0
2009	6.492788	8.148358	25.50%	0
2008*	10.000000	6.492788	-35.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	17.275472	20.117650	16.45%	0
2016	15.411507	17.275472	12.09%	0
2015	16.561096	15.411507	-6.94%	0
2014	15.768370	16.561096	5.03%	0
2013	12.583741	15.768370	25.31%	0
2012	11.643875	12.583741	8.07%	0
2011	11.368511	11.643875	2.42%	0
2010	9.755880	11.368511	16.53%	0
2009	8.604817	9.755880	13.38%	0
2008	12.225276	8.604817	-29.61%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	13.232020	14.920740	12.76%	0
2016	12.775055	13.232020	3.58%	0
2015	14.152085	12.775055	-9.73%	0
2014	16.483053	14.152085	-14.14%	0
2013	13.877314	16.483053	18.78%	0
2012	12.145569	13.877314	14.26%	0
2011	14.075303	12.145569	-13.71%	0
2010	13.441899	14.075303	4.71%	0
2009	10.157915	13.441899	32.33%	0
2008	17.641606	10.157915	-42.42%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	12.879154	14.045579	9.06%	0
2016	12.121492	12.879154	6.25%	0
2015	13.351182	12.121492	-9.21%	0
2014	12.813207	13.351182	4.20%	0
2013	10.288916	12.813207	24.53%	0
2012	9.377775	10.288916	9.72%	0
2011	9.738457	9.377775	-3.70%	0
2010	9.225600	9.738457	5.56%	0
2009	7.463174	9.225600	23.61%	0
2008	11.088841	7.463174	-32.70%	0
85

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	15.951747	17.664493	10.74%	0
2016	14.593739	15.951747	9.31%	0
2015	15.782519	14.593739	-7.53%	0
2014	15.685020	15.782519	0.62%	0
2013	12.637442	15.685020	24.12%	0
2012	11.822247	12.637442	6.90%	0
2011	13.105142	11.822247	-9.79%	0
2010	11.919119	13.105142	9.95%	0
2009	9.500370	11.919119	25.46%	0
2008	13.795263	9.500370	-31.13%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	12.467268	14.715717	18.03%	0
2016	12.841298	12.467268	-2.91%	0
2015	13.168996	12.841298	-2.49%	0
2014	12.651233	13.168996	4.09%	0
2013	9.583044	12.651233	32.02%	0
2012*	10.000000	9.583044	-4.17%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.447849	13.047052	13.97%	0
2016	12.193526	11.447849	-6.12%	0
2015	13.808185	12.193526	-11.69%	0
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
2010	11.672257	12.222236	4.71%	0
2009*	10.000000	11.672257	16.72%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	13.736849	16.787208	22.21%	0
2016	13.728324	13.736849	0.06%	0
2015	13.401341	13.728324	2.44%	0
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	20.984909	21.927474	4.49%	0
2016	18.115839	20.984909	15.84%	0
2015	19.676272	18.115839	-7.93%	0
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
2010	12.244052	13.349032	9.02%	0
2009*	10.000000	12.244052	22.44%	0
86

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.175180	13.585039	11.58%	0
2016	11.591832	12.175180	5.03%	0
2015	11.913744	11.591832	-2.70%	0
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
2010	8.472582	9.144588	7.93%	0
2009	7.125206	8.472582	18.91%	0
2008	10.531297	7.125206	-32.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.091149	9.041580	-0.55%	0
2016	9.190983	9.091149	-1.09%	0
2015	9.561278	9.190983	-3.87%	0
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
2010	9.571511	9.774665	2.12%	0
2009	8.857785	9.571511	8.06%	0
2008	10.200400	8.857785	-13.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	12.487814	15.760014	26.20%	0
2016	12.935301	12.487814	-3.46%	0
2015	12.600877	12.935301	2.65%	0
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
2010	9.399862	10.080566	7.24%	0
2009	6.889572	9.399862	36.44%	0
2008	11.653767	6.889572	-40.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	12.985411	15.991291	23.15%	0
2016	12.355947	12.985411	5.09%	0
2015	12.049597	12.355947	2.54%	0
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
2010	7.833339	8.920853	13.88%	0
2009	5.858157	7.833339	33.72%	0
2008	10.899890	5.858157	-46.25%	0
87

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	11.684269	13.727975	17.49%	0
2016	10.915349	11.684269	7.04%	0
2015	11.207129	10.915349	-2.60%	0
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
2010	7.250234	7.752512	6.93%	0
2009	5.757792	7.250234	25.92%	0
2008	9.649399	5.757792	-40.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	9.995649	10.282667	2.87%	0
2016	9.086801	9.995649	10.00%	0
2015	9.683614	9.086801	-6.16%	0
2014*	10.000000	9.683614	-3.16%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.673616	14.034152	20.22%	0
2016	10.669489	11.673616	9.41%	0
2015	11.207408	10.669489	-4.80%	0
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
2010	7.409498	8.237673	11.18%	0
2009	5.027453	7.409498	47.38%	0
2008*	10.000000	5.027453	-49.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	13.232621	15.125226	14.30%	0
2016	12.471370	13.232621	6.10%	0
2015	12.985901	12.471370	-3.96%	0
2014	12.185781	12.985901	6.57%	0
2013	9.113937	12.185781	33.70%	0
2012	8.484418	9.113937	7.42%	0
2011	9.094410	8.484418	-6.71%	0
2010	7.637569	9.094410	19.07%	0
2009	6.026497	7.637569	26.73%	0
2008*	10.000000	6.026497	-39.74%	0
88

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	10.809453	12.478416	15.44%	0
2016	10.351962	10.809453	4.42%	0
2015	10.936022	10.351962	-5.34%	0
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
2010	7.786821	8.624968	10.76%	0
2009	6.255468	7.786821	24.48%	0
2008*	10.000000	6.255468	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	10.533705	11.373638	7.97%	0
2016	10.302316	10.533705	2.25%	0
2015	10.807146	10.302316	-4.67%	0
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
2010	8.996970	9.570822	6.38%	0
2009	7.793070	8.996970	15.45%	0
2008*	10.000000	7.793070	-22.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	10.828052	12.083210	11.59%	0
2016	10.470452	10.828052	3.42%	0
2015	11.013514	10.470452	-4.93%	0
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
2010	8.472770	9.175133	8.29%	0
2009	7.082322	8.472770	19.63%	0
2008*	10.000000	7.082322	-29.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	9.823164	10.067501	2.49%	0
2016	9.744712	9.823164	0.81%	0
2015	10.188684	9.744712	-4.36%	0
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
2010	9.719148	10.001328	2.90%	0
2009	8.925172	9.719148	8.90%	0
2008*	10.000000	8.925172	-10.75%	0
89

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	10.707860	11.759568	9.82%	0
2016	10.410740	10.707860	2.85%	0
2015	10.921606	10.410740	-4.68%	0
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
2010	8.735285	9.373666	7.31%	0
2009	7.434475	8.735285	17.50%	0
2008*	10.000000	7.434475	-25.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	10.776789	12.261101	13.77%	0
2016	10.394776	10.776789	3.68%	0
2015	10.953803	10.394776	-5.10%	0
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
2010	8.201738	8.954527	9.18%	0
2009	6.725016	8.201738	21.96%	0
2008*	10.000000	6.725016	-32.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.372071	10.982608	5.89%	0
2016	10.154812	10.372071	2.14%	0
2015	10.653034	10.154812	-4.68%	0
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
2010	9.260280	9.728461	5.06%	0
2009	8.167047	9.260280	13.39%	0
2008*	10.000000	8.167047	-18.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	10.389239	10.451261	0.60%	0
2016	10.234534	10.389239	1.51%	0
2015	10.699338	10.234534	-4.34%	0
2014	10.570281	10.699338	1.22%	0
2013	11.184555	10.570281	-5.49%	0
2012	10.773921	11.184555	3.81%	0
2011	10.489114	10.773921	2.72%	0
2010	10.168832	10.489114	3.15%	0
2009	9.701724	10.168832	4.81%	0
2008*	10.000000	9.701724	-2.98%	0
90

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.865709	10.864606	-0.01%	0
2016	10.912150	10.865709	-0.43%	0
2015	11.384449	10.912150	-4.15%	0
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
2010	10.866539	11.319553	4.17%	0
2009	9.685970	10.866539	12.19%	0
2008*	10.000000	9.685970	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.280127	9.128716	-1.63%	0
2016	9.559804	9.280127	-2.93%	0
2015	9.932795	9.559804	-3.76%	0
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.082244	6.853192	-3.23%	0
2016	7.349227	7.082244	-3.63%	0
2015	7.627637	7.349227	-3.65%	0
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	6.881615	8.426672	22.45%	0
2016	7.096606	6.881615	-3.03%	0
2015	7.610680	7.096606	-6.75%	0
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
2010	6.700997	7.296233	8.88%	0
2009	5.372593	6.700997	24.73%	0
2008*	10.000000	5.372593	-46.27%	0
91

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.354012	14.300330	7.09%	0
2016	13.036772	13.354012	2.43%	0
2015	13.554204	13.036772	-3.82%	0
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
2010	11.354906	12.014433	5.81%	0
2009*	10.000000	11.354906	13.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	15.405523	17.043259	10.63%	0
2016	14.838980	15.405523	3.82%	0
2015	15.483539	14.838980	-4.16%	0
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
2010	11.905432	12.851239	7.94%	0
2009*	10.000000	11.905432	19.05%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	20.085879	24.641670	22.68%	0
2016	20.113973	20.085879	-0.14%	0
2015	19.864247	20.113973	1.26%	0
2014	18.949258	19.864247	4.83%	0
2013	14.386403	18.949258	31.72%	0
2012	12.581629	14.386403	14.34%	0
2011	13.355602	12.581629	-5.80%	0
2010	12.740097	13.355602	4.83%	0
2009*	10.000000	12.740097	27.40%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	22.209965	24.778833	11.57%	0
2016	19.161028	22.209965	15.91%	0
2015	20.404063	19.161028	-6.09%	0
2014	19.353860	20.404063	5.43%	0
2013	15.097220	19.353860	28.19%	0
2012	13.339611	15.097220	13.18%	0
2011	14.205453	13.339611	-6.10%	0
2010	11.682068	14.205453	21.60%	0
2009	8.865913	11.682068	31.76%	0
2008	14.483952	8.865913	-38.79%	0
92

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.304387	10.045743	20.97%	0
2016	8.836553	8.304387	-6.02%	0
2015	9.231840	8.836553	-4.28%	0
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.229700	9.748295	18.45%	0
2016	8.116503	8.229700	1.39%	0
2015	8.878690	8.116503	-8.58%	0
2014*	10.000000	8.878690	-11.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.035751	15.063296	25.15%	0
2016	12.246681	12.035751	-1.72%	0
2015	12.324911	12.246681	-0.63%	0
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.171403	13.412944	10.20%	0
2016	10.884643	12.171403	11.82%	0
2015	11.699143	10.884643	-6.96%	0
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0
93

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.116576	14.889207	22.88%	0
2016	11.856317	12.116576	2.20%	0
2015	12.348264	11.856317	-3.98%	0
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
2010	7.466640	9.098651	21.86%	0
2009	6.116036	7.466640	22.08%	0
2008*	10.000000	6.116036	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	15.748164	17.275184	9.70%	0
2016	13.897757	15.748164	13.31%	0
2015	14.852953	13.897757	-6.43%	0
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
2010	8.286431	9.551729	15.27%	0
2009	6.591839	8.286431	25.71%	0
2008*	10.000000	6.591839	-34.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	20.580845	21.629227	5.09%	0
2016	16.959901	20.580845	21.35%	0
2015	18.730650	16.959901	-9.45%	0
2014	18.164676	18.730650	3.12%	0
2013	13.427438	18.164676	35.28%	0
2012	11.571368	13.427438	16.04%	0
2011	12.650413	11.571368	-8.53%	0
2010	10.370178	12.650413	21.99%	0
2009	8.527595	10.370178	21.61%	0
2008	13.045968	8.527595	-34.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	20.296982	22.196278	9.36%	0
2016	17.148165	20.296982	18.36%	0
2015	18.093796	17.148165	-5.23%	0
2014	18.627539	18.093796	-2.87%	0
2013	13.720128	18.627539	35.77%	0
2012	12.329652	13.720128	11.28%	0
2011	13.549112	12.329652	-9.00%	0
2010	11.220756	13.549112	20.75%	0
2009	8.645640	11.220756	29.79%	0
2008	14.518432	8.645640	-40.45%	0
94

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	12.122798	14.046704	15.87%	0
2016	11.317817	12.122798	7.11%	0
2015	11.669380	11.317817	-3.01%	0
2014	10.831538	11.669380	7.74%	0
2013	8.595178	10.831538	26.02%	0
2012	7.836417	8.595178	9.68%	0
2011	8.102036	7.836417	-3.28%	0
2010	7.426660	8.102036	9.09%	0
2009	6.139095	7.426660	20.97%	0
2008	10.913529	6.139095	-43.75%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.329250	11.587668	2.28%	0
2016	10.969672	11.329250	3.28%	0
2015	12.068432	10.969672	-9.10%	0
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
2010	6.908981	8.642414	25.09%	0
2009	5.494413	6.908981	25.75%	0
2008*	10.000000	5.494413	-45.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.516904	8.336478	-2.12%	0
2016	8.623771	8.516904	-1.24%	0
2015	8.981128	8.623771	-3.98%	0
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
2010	10.010345	9.878377	-1.32%	0
2009	9.699875	10.010345	3.20%	0
2008*	10.000000	9.699875	-3.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	11.698883	13.834338	18.25%	0
2016	12.007015	11.698883	-2.57%	0
2015	12.968265	12.007015	-7.41%	0
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
2010	12.715093	13.028818	2.47%	0
2009*	10.000000	12.715093	27.15%	0
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Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	17.469319	23.006143	31.69%	0
2016	18.114473	17.469319	-3.56%	0
2015	18.087396	18.114473	0.15%	0
2014	18.352000	18.087396	-1.44%	0
2013	14.961324	18.352000	22.66%	0
2012	12.806093	14.961324	16.83%	0
2011	14.491963	12.806093	-11.63%	0
2010	12.969768	14.491963	11.74%	0
2009	9.630801	12.969768	34.67%	0
2008	16.713305	9.630801	-42.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.319618	9.543709	2.40%	0
2016	9.078573	9.319618	2.66%	0
2015	9.640489	9.078573	-5.83%	0
2014	9.729528	9.640489	-0.92%	0
2013	10.111541	9.729528	-3.78%	0
2012*	10.000000	10.111541	1.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	21.825668	24.008695	10.00%	0
2016	19.186188	21.825668	13.76%	0
2015	21.161573	19.186188	-9.33%	0
2014	19.621635	21.161573	7.85%	0
2013	14.441097	19.621635	35.87%	0
2012	12.704255	14.441097	13.67%	0
2011	13.482920	12.704255	-5.78%	0
2010	11.339108	13.482920	18.91%	0
2009	8.578157	11.339108	32.19%	0
2008	14.321886	8.578157	-40.10%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.211362	9.828869	6.70%	0
2016	9.289625	9.211362	-0.84%	0
2015	10.386841	9.289625	-10.56%	0
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
2010	10.697153	11.272679	5.38%	0
2009*	10.000000	10.697153	6.97%	0
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Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.523479	9.291718	-2.43%	0
2016	9.755938	9.523479	-2.38%	0
2015	10.104429	9.755938	-3.45%	0
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
2010	10.775353	10.920445	1.35%	0
2009*	10.000000	10.775353	7.75%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.227847	12.901605	26.14%	0
2016*	10.000000	10.227847	2.28%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	11.301026	13.784455	21.98%	0
2016	12.022988	11.301026	-6.00%	0
2015	12.461095	12.022988	-3.52%	0
2014	13.873651	12.461095	-10.18%	0
2013	11.242905	13.873651	23.40%	0
2012	9.571938	11.242905	17.46%	0
2011	11.959548	9.571938	-19.96%	0
2010	11.281097	11.959548	6.01%	0
2009	9.394428	11.281097	20.08%	0
2008	17.397758	9.394428	-46.00%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	19.502070	20.271492	3.95%	0
2016	15.874142	19.502070	22.85%	0
2015	17.205026	15.874142	-7.74%	0
2014	17.264044	17.205026	-0.34%	0
2013	12.834195	17.264044	34.52%	0
2012	11.338626	12.834195	13.19%	0
2011	12.351221	11.338626	-8.20%	0
2010	10.174828	12.351221	21.39%	0
2009	8.028737	10.174828	26.73%	0
2008	13.743263	8.028737	-41.58%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	6.922174	6.538739	-5.54%	0
2016	5.009040	6.922174	38.19%	0
2015	7.833322	5.009040	-36.05%	0
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
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Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.060562	6.688062	-5.28%	0
2016	5.098605	7.060562	38.48%	0
2015	7.951909	5.098605	-35.88%	0
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	19.979912	24.231421	21.28%	0
2016	19.243898	19.979912	3.82%	0
2015	20.565953	19.243898	-6.43%	0
2014	21.753850	20.565953	-5.46%	0
2013	15.028321	21.753850	44.75%	0
2012	14.460887	15.028321	3.92%	0
2011	15.730847	14.460887	-8.07%	0
2010	12.878273	15.730847	22.15%	0
2009*	10.000000	12.878273	28.78%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
101

applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America All American AnnuitySM (STI)
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 59. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2

•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Invesco - Invesco V.I. Comstock Fund: Series II Shares
•	Invesco - Invesco V.I. Core Equity Fund: Series II Shares
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
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SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

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Recurring Contract Expenses
Beneficiary Protector Option[14]	0.40%
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
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[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	This option may be elected at any time.
[15]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.50%	1.99%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.99%)	$1,292	$2,260	$3,207	$5,682	*	$1,760	$2,907	$5,682	$592	$1,760	$2,907	$5,682
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	$1,136	$1,816	$2,507	$4,486	*	$1,316	$2,207	$4,486	$436	$1,316	$2,207	$4,486
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately
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returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
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In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The
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separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
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Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
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Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
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•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the
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abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
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Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
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Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
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•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
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Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
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Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
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The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Note: The Capital Preservation Plus Option was not available before May 1, 2003.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class
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•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
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Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
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Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
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Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
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•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
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Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
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Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
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The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
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When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
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Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
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A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
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An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
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Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
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Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
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•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
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Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
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Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. International Growth Fund: Series II Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
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Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
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Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	22.080622	25.938885	17.47%	19,220
2016	20.070015	22.080622	10.02%	22,367
2015	19.977495	20.070015	0.46%	25,889
2014	18.454605	19.977495	8.25%	32,794
2013	13.842950	18.454605	33.31%	40,057
2012	11.920416	13.842950	16.13%	43,828
2011	11.345789	11.920416	5.06%	57,420
2010	10.154851	11.345789	11.73%	79,485
2009	8.518751	10.154851	19.21%	70,319
2008	14.502070	8.518751	-41.26%	72,703
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	17.323425	21.465378	23.91%	5,341
2016	17.629860	17.323425	-1.74%	5,433
2015	17.381505	17.629860	1.43%	5,494
2014	18.760245	17.381505	-7.35%	6,158
2013	15.432453	18.760245	21.56%	6,296
2012	13.644113	15.432453	13.11%	10,147
2011	17.098319	13.644113	-20.20%	12,575
2010	16.550635	17.098319	3.31%	18,988
2009	12.436431	16.550635	33.08%	21,906
2008	26.876347	12.436431	-53.73%	37,979
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	20.321787	26.504815	30.43%	8,435
2016	20.044250	20.321787	1.38%	10,938
2015	18.254958	20.044250	9.80%	10,081
2014	16.189452	18.254958	12.76%	11,376
2013	11.930527	16.189452	35.70%	15,041
2012	10.372853	11.930527	15.02%	22,104
2011	10.826450	10.372853	-4.67%	28,478
2010	9.951821	10.826450	8.79%	40,427
2009	7.328126	9.951821	35.80%	42,263
2008	12.294106	7.328126	-40.39%	49,685
65

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.502315	40.802556	11.78%	18,998
2016	29.530209	36.502315	23.61%	21,019
2015	31.613490	29.530209	-6.59%	24,754
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	25.687352	27.113812	5.55%	17,590
2016	22.643332	25.687352	13.44%	20,227
2015	23.500268	22.643332	-3.65%	22,479
2014	23.164936	23.500268	1.45%	23,411
2013	21.912579	23.164936	5.72%	29,843
2012	19.354396	21.912579	13.22%	49,076
2011	18.622881	19.354396	3.93%	65,016
2010	16.437282	18.622881	13.30%	90,529
2009	10.883576	16.437282	51.03%	88,160
2008	14.867763	10.883576	-26.80%	114,570
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.729542	12.857895	9.62%	16,889
2016	12.397186	11.729542	-5.39%	18,558
2015	13.376777	12.397186	-7.32%	20,082
2014	13.687198	13.376777	-2.27%	21,735
2013	11.900785	13.687198	15.01%	24,776
2012	10.920234	11.900785	8.98%	31,031
2011	11.667501	10.920234	-6.40%	34,517
2010	10.423485	11.667501	11.93%	52,438
2009	9.290933	10.423485	12.19%	21,764
2008	13.336768	9.290933	-30.34%	35,678
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	16.109122	16.554747	2.77%	24,012
2016	15.708421	16.109122	2.55%	25,922
2015	15.929078	15.708421	-1.39%	28,926
2014	15.536102	15.929078	2.53%	37,030
2013	15.568264	15.536102	-0.21%	49,423
2012	14.361317	15.568264	8.40%	69,076
2011	14.215737	14.361317	1.02%	110,228
2010	13.254333	14.215737	7.25%	140,595
2009	11.136757	13.254333	19.01%	138,320
2008	12.162159	11.136757	-8.43%	135,334
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	16.254599	19.884529	22.33%	21,459
2016	15.984997	16.254599	1.69%	24,904
2015	15.974659	15.984997	0.06%	29,974
2014	14.574323	15.974659	9.61%	28,716
2013	10.642837	14.574323	36.94%	40,062
2012	8.789653	10.642837	21.08%	35,107
2011	9.126397	8.789653	-3.69%	33,175
2010	7.809318	9.126397	16.87%	37,595
2009	5.806254	7.809318	34.50%	46,911
2008	9.994478	5.806254	-41.91%	71,380
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.365232	23.839916	11.58%	137,096
2016	18.324488	21.365232	16.59%	149,097
2015	19.319041	18.324488	-5.15%	169,397
2014	17.979729	19.319041	7.45%	184,094
2013	14.200513	17.979729	26.61%	207,610
2012	12.248111	14.200513	15.94%	254,194
2011	12.284886	12.248111	-0.30%	312,828
2010	10.792679	12.284886	13.83%	400,882
2009	8.389172	10.792679	28.65%	475,690
2008	14.810452	8.389172	-43.36%	569,204
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	18.932284	21.868068	15.51%	71,867
2016	16.504230	18.932284	14.71%	74,524
2015	17.096503	16.504230	-3.46%	86,120
2014	15.658959	17.096503	9.18%	87,508
2013	11.864351	15.658959	31.98%	98,262
2012	10.129951	11.864351	17.12%	106,592
2011	10.089802	10.129951	0.40%	120,881
2010	8.892841	10.089802	13.46%	138,019
2009	7.068523	8.892841	25.81%	160,110
2008	12.282570	7.068523	-42.45%	186,480
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	12.570888	16.787049	33.54%	180,398
2016	12.621707	12.570888	-0.40%	201,616
2015	11.919782	12.621707	5.89%	220,277
2014	10.840267	11.919782	9.96%	237,864
2013	8.047184	10.840267	34.71%	262,587
2012	7.101719	8.047184	13.31%	297,616
2011	7.172026	7.101719	-0.98%	371,501
2010	5.845848	7.172026	22.69%	463,679
2009	4.612133	5.845848	26.75%	563,562
2008	8.837119	4.612133	-47.81%	591,839
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	17.141129	18.152508	5.90%	45,360
2016	15.157441	17.141129	13.09%	51,417
2015	15.918166	15.157441	-4.78%	55,864
2014	15.926815	15.918166	-0.05%	45,996
2013	15.212745	15.926815	4.69%	51,696
2012	13.476208	15.212745	12.89%	75,221
2011	13.117755	13.476208	2.73%	86,023
2010	11.650592	13.117755	12.59%	118,171
2009	8.198818	11.650592	42.10%	151,742
2008	11.057436	8.198818	-25.85%	199,810
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.609671	46.097933	19.39%	124,716
2016	34.826534	38.609671	10.86%	132,314
2015	35.742690	34.826534	-2.56%	149,909
2014	34.032729	35.742690	5.02%	154,875
2013	25.288268	34.032729	34.58%	170,953
2012	22.285970	25.288268	13.47%	222,867
2011	25.238327	22.285970	-11.70%	260,639
2010	19.817965	25.238327	27.35%	313,603
2009	14.316820	19.817965	38.42%	403,970
2008	23.933598	14.316820	-40.18%	447,847
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	11.131880	14.332991	28.76%	67,614
2016	11.863347	11.131880	-6.17%	75,294
2015	11.594889	11.863347	2.32%	78,355
2014	12.765185	11.594889	-9.17%	43,894
2013	9.900860	12.765185	28.93%	50,516
2012	8.303849	9.900860	19.23%	58,060
2011	10.141934	8.303849	-18.12%	81,474
2010	9.074924	10.141934	11.76%	95,718
2009	7.258691	9.074924	25.02%	121,744
2008	13.077072	7.258691	-44.49%	149,828
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	24.179213	28.521064	17.96%	13,270
2016	22.339183	24.179213	8.24%	16,808
2015	23.296689	22.339183	-4.11%	21,768
2014	22.081917	23.296689	5.50%	22,111
2013	17.124699	22.081917	28.95%	25,643
2012	13.606702	17.124699	25.85%	29,095
2011	15.101760	13.606702	-9.90%	33,586
2010	12.068055	15.101760	25.14%	54,542
2009	7.752848	12.068055	55.66%	58,564
2008	16.067871	7.752848	-51.75%	62,536
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	18.517423	23.299306	25.82%	31,688
2016	18.324958	18.517423	1.05%	32,437
2015	17.661752	18.324958	3.76%	33,149
2014	16.484585	17.661752	7.14%	33,403
2013	11.905000	16.484585	38.47%	36,255
2012	10.599433	11.905000	12.32%	39,992
2011	11.431370	10.599433	-7.28%	37,371
2010	9.652435	11.431370	18.43%	40,896
2009	5.883153	9.652435	64.07%	38,683
2008	11.672599	5.883153	-49.60%	45,903
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	23.063797	26.860423	16.46%	41,880
2016	19.903363	23.063797	15.88%	47,581
2015	21.421195	19.903363	-7.09%	55,412
2014	19.822671	21.421195	8.06%	59,069
2013	14.752926	19.822671	34.36%	65,439
2012	12.524523	14.752926	17.79%	93,018
2011	12.916674	12.524523	-3.04%	116,434
2010	11.271373	12.916674	14.60%	148,785
2009	8.862011	11.271373	27.19%	178,003
2008	13.936612	8.862011	-36.41%	196,312
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.851904	18.841674	11.81%	5,780
2016	15.463749	16.851904	8.98%	5,880
2015	16.609048	15.463749	-6.90%	12,882
2014	15.548360	16.609048	6.82%	12,966
2013	12.174648	15.548360	27.71%	17,453
2012	10.818875	12.174648	12.53%	21,275
2011	10.954587	10.818875	-1.24%	12,924
2010	10.123306	10.954587	8.21%	16,467
2009	7.985772	10.123306	26.77%	25,905
2008	11.570885	7.985772	-30.98%	24,344
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	22.771005	27.681256	21.56%	2,701
2016	23.150083	22.771005	-1.64%	2,728
2015	23.999881	23.150083	-3.54%	2,952
2014	24.208302	23.999881	-0.86%	2,981
2013	20.587064	24.208302	17.59%	3,205
2012	18.033964	20.587064	14.16%	4,833
2011	19.575298	18.033964	-7.87%	5,561
2010	17.550194	19.575298	11.54%	7,334
2009	13.133381	17.550194	33.63%	7,975
2008	22.302281	13.133381	-41.11%	10,143
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	15.747093	19.758992	25.48%	22,407
2016	15.196288	15.747093	3.62%	23,863
2015	14.690878	15.196288	3.44%	27,534
2014	13.662472	14.690878	7.53%	30,135
2013	10.052293	13.662472	35.91%	35,445
2012	8.717264	10.052293	15.31%	39,564
2011	9.378876	8.717264	-7.05%	56,164
2010	7.328525	9.378876	27.98%	77,908
2009	5.238093	7.328525	39.91%	85,869
2008	10.925111	5.238093	-52.05%	95,583
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	21.944192	27.459903	25.14%	12,896
2016	20.362459	21.944192	7.77%	14,432
2015	21.008516	20.362459	-3.08%	16,280
2014	22.928340	21.008516	-8.37%	14,108
2013	16.391773	22.928340	39.88%	16,747
2012	13.688690	16.391773	19.75%	21,661
2011	15.440003	13.688690	-11.34%	33,386
2010	11.466816	15.440003	34.65%	42,392
2009	7.105735	11.466816	61.37%	46,047
2008	11.861661	7.105735	-40.09%	39,102
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.411199	30.699465	16.24%	21,897
2016	23.435398	26.411199	12.70%	29,609
2015	23.883242	23.435398	-1.88%	38,748
2014	21.880044	23.883242	9.16%	33,383
2013	16.290963	21.880044	34.31%	37,803
2012	14.193338	16.290963	14.78%	43,478
2011	14.396343	14.193338	-1.41%	43,428
2010	13.068547	14.396343	10.16%	63,946
2009	10.774808	13.068547	21.29%	69,990
2008	16.174050	10.774808	-33.38%	73,672
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.512381	20.742507	25.62%	13,608
2016	16.053670	16.512381	2.86%	15,486
2015	15.244199	16.053670	5.31%	20,863
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.238123	12.990876	26.89%	31,810
2016	9.765565	10.238123	4.84%	39,259
2015*	10.000000	9.765565	-2.34%	40,480
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	13.199590	13.649390	3.41%	0
2016	12.649579	13.199590	4.35%	0
2015	12.863549	12.649579	-1.66%	0
2014	12.361997	12.863549	4.06%	36
2013	12.723774	12.361997	-2.84%	767
2012	11.921719	12.723774	6.73%	330
2011	11.291133	11.921719	5.58%	0
2010	10.648045	11.291133	6.04%	0
2009	9.882105	10.648045	7.75%	258
2008*	10.000000	9.882105	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.537474	31.526201	39.88%	18,037
2016	21.169902	22.537474	6.46%	19,450
2015	25.514765	21.169902	-17.03%	21,748
2014	27.325255	25.514765	-6.63%	25,205
2013	27.469468	27.325255	-0.52%	7,202
2012	23.705775	27.469468	15.88%	8,030
2011	30.919669	23.705775	-23.33%	12,204
2010	26.930752	30.919669	14.81%	15,615
2009	16.671334	26.930752	61.54%	18,614
2008	40.007826	16.671334	-58.33%	13,512
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.823863	14.989455	1.12%	132,337
2016	14.855480	14.823863	-0.21%	147,752
2015	15.014283	14.855480	-1.06%	156,453
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.214070	10.159938	-0.53%	620,397
2016	10.310992	10.214070	-0.94%	547,084
2015	10.409884	10.310992	-0.95%	623,993
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.720988	25.480314	17.31%	37,538
2016	20.032169	21.720988	8.43%	39,407
2015	20.428190	20.032169	-1.94%	43,515
2014	19.644754	20.428190	3.99%	53,768
2013	15.586283	19.644754	26.04%	64,874
2012	13.576952	15.586283	14.80%	86,415
2011	14.267815	13.576952	-4.84%	101,056
2010	12.566297	14.267815	13.54%	146,780
2009	9.973460	12.566297	26.00%	150,846
2008	15.943260	9.973460	-37.44%	149,723
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	15.212999	15.925165	4.68%	45,054
2016	14.730459	15.212999	3.28%	55,812
2015	14.832458	14.730459	-0.69%	68,172
2014	14.413970	14.832458	2.90%	85,273
2013	13.881501	14.413970	3.84%	101,677
2012	13.325285	13.881501	4.17%	116,335
2011	13.069774	13.325285	1.95%	131,511
2010	12.460846	13.069774	4.89%	190,879
2009	11.532678	12.460846	8.05%	231,667
2008	12.389492	11.532678	-6.92%	251,385
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.090556	21.354093	11.86%	273,599
2016	17.988287	19.090556	6.13%	312,870
2015	18.221802	17.988287	-1.28%	370,228
2014	17.490371	18.221802	4.18%	434,890
2013	15.140619	17.490371	15.52%	497,266
2012	13.794698	15.140619	9.76%	647,407
2011	13.932367	13.794698	-0.99%	797,053
2010	12.681895	13.932367	9.86%	1,012,887
2009	10.747040	12.681895	18.00%	1,071,076
2008	14.127045	10.747040	-23.93%	1,311,567
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.764006	23.997606	15.57%	184,916
2016	19.323705	20.764006	7.45%	192,673
2015	19.652457	19.323705	-1.67%	207,874
2014	18.903874	19.652457	3.96%	218,476
2013	15.595313	18.903874	21.22%	262,915
2012	13.840733	15.595313	12.68%	300,520
2011	14.276814	13.840733	-3.05%	448,726
2010	12.774219	14.276814	11.76%	587,180
2009	10.367778	12.774219	23.21%	561,876
2008	15.256486	10.367778	-32.04%	694,426
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.427522	18.852472	8.18%	68,365
2016	16.644981	17.427522	4.70%	72,832
2015	16.809758	16.644981	-0.98%	95,246
2014	16.203057	16.809758	3.74%	111,770
2013	14.804710	16.203057	9.45%	155,631
2012	13.834743	14.804710	7.01%	177,748
2011	13.684915	13.834743	1.09%	221,252
2010	12.731832	13.684915	7.49%	257,278
2009	11.220142	12.731832	13.47%	304,803
2008	13.333711	11.220142	-15.85%	347,086
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	24.332125	30.625471	25.86%	516,048
2016	23.774518	24.332125	2.35%	575,308
2015	22.898281	23.774518	3.83%	655,188
2014	21.294592	22.898281	7.53%	713,959
2013	15.774789	21.294592	34.99%	770,045
2012	13.448910	15.774789	17.29%	880,967
2011	13.925062	13.448910	-3.42%	1,072,665
2010	12.955192	13.925062	7.49%	1,389,790
2009*	10.000000	12.955192	29.55%	2,461
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	29.777571	34.089177	14.48%	28,285
2016	25.049267	29.777571	18.88%	33,322
2015	26.010487	25.049267	-3.70%	35,536
2014	24.052890	26.010487	8.14%	35,955
2013	18.284844	24.052890	31.55%	41,307
2012	15.741304	18.284844	16.16%	57,918
2011	16.329309	15.741304	-3.60%	68,026
2010	13.097978	16.329309	24.67%	80,647
2009	9.687548	13.097978	35.20%	76,314
2008	15.430272	9.687548	-37.22%	95,246
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.551799	13.120811	24.35%	0
2016	10.922704	10.551799	-3.40%	0
2015	11.100099	10.922704	-1.60%	0
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.292322	19.673312	28.65%	233
2016	15.137350	15.292322	1.02%	233
2015	14.818766	15.137350	2.15%	233
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.465315	17.518813	13.28%	52,838
2016	13.454417	15.465315	14.95%	60,448
2015	14.066855	13.454417	-4.35%	71,144
2014	12.882216	14.066855	9.20%	84,997
2013	9.631938	12.882216	33.74%	103,171
2012	8.269755	9.631938	16.47%	108,842
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.695368	21.847683	23.47%	6,765
2016	16.532425	17.695368	7.03%	9,266
2015	16.603044	16.532425	-0.43%	11,445
2014	16.347350	16.603044	1.56%	14,773
2013	11.465150	16.347350	42.58%	19,445
2012	10.235272	11.465150	12.02%	33,851
2011	10.422995	10.235272	-1.80%	40,761
2010	8.411296	10.422995	23.92%	51,120
2009	6.676786	8.411296	25.98%	51,830
2008	12.608381	6.676786	-47.04%	51,338
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	27.512951	29.637715	7.72%	12,495
2016	22.112292	27.512951	24.42%	12,413
2015	23.822645	22.112292	-7.18%	12,584
2014	22.527126	23.822645	5.75%	14,639
2013	16.242327	22.527126	38.69%	17,409
2012	13.630774	16.242327	19.16%	18,021
2011	14.554941	13.630774	-6.35%	31,536
2010	11.618530	14.554941	25.27%	42,777
2009	9.319823	11.618530	24.66%	68,404
2008	13.898601	9.319823	-32.94%	84,957
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.083817	33.731983	12.13%	12,588
2016	24.784337	30.083817	21.38%	14,069
2015	25.505388	24.784337	-2.83%	14,749
2014	25.607629	25.505388	-0.40%	16,748
2013	18.394164	25.607629	39.22%	19,445
2012	16.116918	18.394164	14.13%	24,501
2011	17.273568	16.116918	-6.70%	25,622
2010	13.953616	17.273568	23.79%	42,443
2009	10.479414	13.953616	33.15%	43,791
2008	17.162738	10.479414	-38.94%	57,187
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.824317	32.169559	35.03%	34,534
2016	24.090023	23.824317	-1.10%	34,936
2015	23.459542	24.090023	2.69%	41,512
2014	23.207389	23.459542	1.09%	45,419
2013	18.450068	23.207389	25.78%	19,307
2012	15.400841	18.450068	19.80%	23,126
2011	16.997638	15.400841	-9.39%	31,853
2010	14.831568	16.997638	14.60%	44,788
2009	10.745123	14.831568	38.03%	62,445
2008	18.180788	10.745123	-40.90%	67,205
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	19.721755	20.714116	5.03%	44,063
2016	18.736551	19.721755	5.26%	55,922
2015	19.399642	18.736551	-3.42%	61,483
2014	19.109589	19.399642	1.52%	82,112
2013	19.363920	19.109589	-1.31%	103,882
2012	17.278115	19.363920	12.07%	147,892
2011	17.330909	17.278115	-0.30%	177,212
2010	15.245039	17.330909	13.68%	246,095
2009	12.998483	15.245039	17.28%	288,553
2008	15.346048	12.998483	-15.30%	277,915
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	21.985241	25.399682	15.53%	51,916
2016	19.942386	21.985241	10.24%	60,658
2015	19.526984	19.942386	2.13%	75,538
2014	17.857044	19.526984	9.35%	78,796
2013	13.716123	17.857044	30.19%	88,967
2012	11.875554	13.716123	15.50%	114,713
2011	12.027045	11.875554	-1.26%	129,112
2010	10.483290	12.027045	14.73%	167,724
2009	8.268993	10.483290	26.78%	182,464
2008	13.602458	8.268993	-39.21%	204,765
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.875679	7.647271	-2.90%	36,473
2016	5.544135	7.875679	42.05%	37,581
2015	8.433083	5.544135	-34.26%	5,189
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	8.033694	7.822457	-2.63%	3,699
2016	5.643680	8.033694	42.35%	3,699
2015	8.561375	5.643680	-34.08%	3,699
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
76

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	15.806157	18.063650	14.28%	0
2016	14.768283	15.806157	7.03%	0
2015	15.112149	14.768283	-2.28%	0
2014	14.351333	15.112149	5.30%	0
2013	11.066448	14.351333	29.68%	0
2012	9.797160	11.066448	12.96%	0
2011	9.585617	9.797160	2.21%	0
2010	8.819659	9.585617	8.68%	0
2009	7.606085	8.819659	15.96%	0
2008	13.312374	7.606085	-42.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	10.033584	12.094859	20.54%	0
2016	10.496406	10.033584	-4.41%	0
2015	10.638674	10.496406	-1.34%	0
2014	11.804525	10.638674	-9.88%	0
2013	9.982517	11.804525	18.25%	0
2012	9.073593	9.982517	10.02%	0
2011	11.689316	9.073593	-22.38%	0
2010	11.631637	11.689316	0.50%	0
2009	8.985201	11.631637	29.45%	0
2008	19.964211	8.985201	-54.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	16.308889	20.693326	26.88%	0
2016	16.535677	16.308889	-1.37%	0
2015	15.481463	16.535677	6.81%	0
2014	14.114423	15.481463	9.69%	0
2013	10.692614	14.114423	32.00%	0
2012	9.557599	10.692614	11.88%	0
2011	10.254553	9.557599	-7.26%	0
2010	9.690055	10.254553	5.83%	0
2009	7.335232	9.690055	32.10%	0
2008	12.651957	7.335232	-42.02%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	22.812132	24.806682	8.74%	0
2016	18.970449	22.812132	20.25%	0
2015	20.878126	18.970449	-9.14%	0
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0
77

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	15.548868	15.966244	2.68%	0
2016	14.089178	15.548868	10.36%	0
2015	15.032314	14.089178	-6.27%	0
2014	15.233059	15.032314	-1.32%	0
2013	14.813264	15.233059	2.83%	0
2012	13.451411	14.813264	10.12%	0
2011	13.304725	13.451411	1.10%	0
2010	12.072190	13.304725	10.21%	0
2009	8.217023	12.072190	46.92%	0
2008	11.539995	8.217023	-28.80%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	8.860227	9.448621	6.64%	0
2016	9.626291	8.860227	-7.96%	0
2015	10.678155	9.626291	-9.85%	0
2014	11.232206	10.678155	-4.93%	0
2013	10.039769	11.232206	11.88%	0
2012	9.471364	10.039769	6.00%	0
2011	10.402499	9.471364	-8.95%	0
2010	9.553541	10.402499	8.89%	0
2009	8.754214	9.553541	9.13%	0
2008	12.919224	8.754214	-32.24%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.063448	10.060728	-0.03%	0
2016	10.087348	10.063448	-0.24%	0
2015	10.515723	10.087348	-4.07%	0
2014	10.543694	10.515723	-0.27%	0
2013	10.861631	10.543694	-2.93%	0
2012	10.301044	10.861631	5.44%	0
2011	10.481562	10.301044	-1.72%	0
2010	10.046473	10.481562	4.33%	0
2009	8.677788	10.046473	15.77%	0
2008	9.742363	8.677788	-10.93%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	17.258678	20.539335	19.01%	0
2016	17.446722	17.258678	-1.08%	0
2015	17.924134	17.446722	-2.66%	0
2014	16.811119	17.924134	6.62%	0
2013	12.619965	16.811119	33.21%	0
2012	10.715130	12.619965	17.78%	0
2011	11.436838	10.715130	-6.31%	0
2010	10.060286	11.436838	13.68%	0
2009	7.689512	10.060286	30.83%	0
2008	13.608175	7.689512	-43.49%	0
78

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	15.321365	16.631497	8.55%	0
2016	13.507892	15.321365	13.43%	0
2015	14.640235	13.507892	-7.73%	0
2014	14.007112	14.640235	4.52%	0
2013	11.372697	14.007112	23.16%	0
2012	10.084550	11.372697	12.77%	0
2011	10.397749	10.084550	-3.01%	0
2010	9.390496	10.397749	10.73%	0
2009	7.503875	9.390496	25.14%	0
2008	13.620053	7.503875	-44.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	15.513648	17.432490	12.37%	0
2016	13.901893	15.513648	11.59%	0
2015	14.804441	13.901893	-6.10%	0
2014	13.939570	14.804441	6.20%	0
2013	10.857311	13.939570	28.39%	0
2012	9.530451	10.857311	13.92%	0
2011	9.758146	9.530451	-2.33%	0
2010	8.841299	9.758146	10.37%	0
2009	7.224530	8.841299	22.38%	0
2008	12.906582	7.224530	-44.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	15.142833	19.672527	29.91%	0
2016	15.628962	15.142833	-3.11%	0
2015	15.173392	15.628962	3.00%	0
2014	14.185903	15.173392	6.96%	0
2013	10.825656	14.185903	31.04%	0
2012	9.822008	10.825656	10.22%	0
2011	10.196620	9.822008	-3.67%	0
2010	8.543754	10.196620	19.35%	0
2009	6.929557	8.543754	23.29%	0
2008	13.650912	6.929557	-49.24%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	13.837420	14.255644	3.02%	0
2016	12.577832	13.837420	10.01%	0
2015	13.579383	12.577832	-7.38%	0
2014	13.967519	13.579383	-2.78%	0
2013	13.715046	13.967519	1.84%	0
2012	12.490707	13.715046	9.80%	0
2011	12.498236	12.490707	-0.06%	0
2010	11.411244	12.498236	9.53%	0
2009	8.255103	11.411244	38.23%	0
2008	11.445644	8.255103	-27.88%	0
79

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	23.430224	27.214546	16.15%	0
2016	21.724982	23.430224	7.85%	0
2015	22.921500	21.724982	-5.22%	0
2014	22.436646	22.921500	2.16%	0
2013	17.138501	22.436646	30.91%	0
2012	15.527999	17.138501	10.37%	0
2011	18.077260	15.527999	-14.10%	0
2010	14.592078	18.077260	23.88%	0
2009	10.836808	14.592078	34.65%	0
2008	18.625034	10.836808	-41.82%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	11.986230	15.013872	25.26%	0
2016	13.130875	11.986230	-8.72%	0
2015	13.193525	13.130875	-0.47%	0
2014	14.932463	13.193525	-11.65%	0
2013	11.906052	14.932463	25.42%	0
2012	10.265995	11.906052	15.98%	0
2011	12.889667	10.265995	-20.35%	0
2010	11.856324	12.889667	8.72%	0
2009	9.749319	11.856324	21.61%	0
2008	18.057752	9.749319	-46.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	15.863119	18.203365	14.75%	0
2016	15.065549	15.863119	5.29%	0
2015	16.151731	15.065549	-6.72%	0
2014	15.738598	16.151731	2.62%	0
2013	12.547198	15.738598	25.44%	0
2012	10.249546	12.547198	22.42%	0
2011	11.694152	10.249546	-12.35%	0
2010	9.606513	11.694152	21.73%	0
2009	6.344457	9.606513	51.42%	0
2008	13.519044	6.344457	-53.07%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.568773	19.057150	22.41%	0
2016	15.837469	15.568773	-1.70%	0
2015	15.692115	15.837469	0.93%	0
2014	15.056675	15.692115	4.22%	0
2013	11.178265	15.056675	34.70%	0
2012	10.231919	11.178265	9.25%	0
2011	11.343704	10.231919	-9.80%	0
2010	9.846485	11.343704	15.21%	0
2009	6.169487	9.846485	59.60%	0
2008	12.585032	6.169487	-50.98%	0
80

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	16.767389	18.997047	13.30%	0
2016	14.874094	16.767389	12.73%	0
2015	16.457248	14.874094	-9.62%	0
2014	15.655973	16.457248	5.12%	0
2013	11.978143	15.655973	30.70%	0
2012	10.454445	11.978143	14.57%	0
2011	11.083392	10.454445	-5.67%	0
2010	9.942365	11.083392	11.48%	0
2009	8.036144	9.942365	23.72%	0
2008	12.993046	8.036144	-38.15%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	12.546223	13.646437	8.77%	0
2016	11.834395	12.546223	6.01%	0
2015	13.067237	11.834395	-9.43%	0
2014	12.575564	13.067237	3.91%	0
2013	10.122654	12.575564	24.23%	0
2012	9.248069	10.122654	9.46%	0
2011	9.625954	9.248069	-3.93%	0
2010	9.144614	9.625954	5.26%	0
2009	7.415898	9.144614	23.31%	0
2008	11.046970	7.415898	-32.87%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	16.277968	19.250531	18.26%	0
2016	17.011458	16.277968	-4.31%	0
2015	18.130435	17.011458	-6.17%	0
2014	18.800529	18.130435	-3.56%	0
2013	16.436029	18.800529	14.39%	0
2012	14.802025	16.436029	11.04%	0
2011	16.516812	14.802025	-10.38%	0
2010	15.222611	16.516812	8.50%	0
2009	11.710697	15.222611	29.99%	0
2008	20.444929	11.710697	-42.72%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.700591	16.724176	22.07%	0
2016	13.590822	13.700591	0.81%	0
2015	13.507029	13.590822	0.62%	0
2014	12.913534	13.507029	4.60%	0
2013	9.767299	12.913534	32.21%	0
2012	8.708046	9.767299	12.16%	0
2011	9.631074	8.708046	-9.58%	0
2010	7.736206	9.631074	24.49%	0
2009	5.684407	7.736206	36.10%	0
2008	12.189483	5.684407	-53.37%	0
81

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	16.878430	20.547110	21.74%	0
2016	16.099458	16.878430	4.84%	0
2015	17.075918	16.099458	-5.72%	0
2014	19.159031	17.075918	-10.87%	0
2013	14.080457	19.159031	36.07%	0
2012	12.088830	14.080457	16.47%	0
2011	14.017071	12.088830	-13.76%	0
2010	10.701300	14.017071	30.98%	0
2009	6.817158	10.701300	56.98%	0
2008	11.699860	6.817158	-41.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	19.244339	21.761273	13.08%	0
2016	17.553114	19.244339	9.63%	0
2015	18.389887	17.553114	-4.55%	0
2014	17.319489	18.389887	6.18%	0
2013	13.256375	17.319489	30.65%	0
2012	11.873853	13.256375	11.64%	0
2011	12.380504	11.873853	-4.09%	0
2010	11.553303	12.380504	7.16%	0
2009	9.792453	11.553303	17.98%	0
2008	15.112360	9.792453	-35.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	13.736849	16.787208	22.21%	0
2016	13.728324	13.736849	0.06%	0
2015	13.401341	13.728324	2.44%	0
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.751579	12.037463	23.44%	0
2016	9.561379	9.751579	1.99%	0
2015*	10.000000	9.561379	-4.39%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	10.389239	10.451261	0.60%	0
2016	10.234534	10.389239	1.51%	0
2015	10.699338	10.234534	-4.34%	0
2014	10.570281	10.699338	1.22%	0
2013	11.184555	10.570281	-5.49%	0
2012	10.773921	11.184555	3.81%	0
2011	10.489114	10.773921	2.72%	0
2010	10.168832	10.489114	3.15%	0
2009	9.701724	10.168832	4.81%	0
2008*	10.000000	9.701724	-2.98%	0
82

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	14.151516	19.258366	36.09%	0
2016	13.664095	14.151516	3.57%	0
2015	16.930611	13.664095	-19.29%	0
2014	18.640457	16.930611	-9.17%	0
2013	19.264119	18.640457	-3.24%	0
2012	17.091659	19.264119	12.71%	0
2011	22.917118	17.091659	-25.42%	0
2010	20.519067	22.917118	11.69%	0
2009	13.058005	20.519067	57.14%	0
2008	32.218891	13.058005	-59.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.280127	9.128716	-1.63%	0
2016	9.559804	9.280127	-2.93%	0
2015	9.932795	9.559804	-3.76%	0
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.082244	6.853192	-3.23%	0
2016	7.349227	7.082244	-3.63%	0
2015	7.627637	7.349227	-3.65%	0
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	15.325286	17.489276	14.12%	0
2016	14.528590	15.325286	5.48%	0
2015	15.231075	14.528590	-4.61%	0
2014	15.057435	15.231075	1.15%	0
2013	12.281227	15.057435	22.61%	0
2012	10.998413	12.281227	11.66%	0
2011	11.881425	10.998413	-7.43%	0
2010	10.757412	11.881425	10.45%	0
2009	8.777105	10.757412	22.56%	0
2008	14.425009	8.777105	-39.15%	0
83

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.130564	10.316555	1.84%	0
2016	10.083314	10.130564	0.47%	0
2015	10.437690	10.083314	-3.40%	0
2014	10.427436	10.437690	0.10%	0
2013	10.323642	10.427436	1.01%	0
2012	10.188400	10.323642	1.33%	0
2011	10.272304	10.188400	-0.82%	0
2010	10.068080	10.272304	2.03%	0
2009	9.579200	10.068080	5.10%	0
2008	10.579344	9.579200	-9.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	13.037424	14.186979	8.82%	0
2016	12.627872	13.037424	3.24%	0
2015	13.150321	12.627872	-3.97%	0
2014	12.976179	13.150321	1.34%	0
2013	11.547539	12.976179	12.37%	0
2012	10.816542	11.547539	6.76%	0
2011	11.229956	10.816542	-3.68%	0
2010	10.508263	11.229956	6.87%	0
2009	9.154540	10.508263	14.79%	0
2008	12.371392	9.154540	-26.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	14.446699	16.242864	12.43%	0
2016	13.820195	14.446699	4.53%	0
2015	14.449267	13.820195	-4.35%	0
2014	14.288379	14.449267	1.13%	0
2013	12.117773	14.288379	17.91%	0
2012	11.056469	12.117773	9.60%	0
2011	11.723814	11.056469	-5.69%	0
2010	10.783596	11.723814	8.72%	0
2009	8.997415	10.783596	19.85%	0
2008	13.611740	8.997415	-33.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	11.691187	12.303415	5.24%	0
2016	11.478199	11.691187	1.86%	0
2015	11.916699	11.478199	-3.68%	0
2014	11.808482	11.916699	0.92%	0
2013	11.091686	11.808482	6.46%	0
2012	10.656148	11.091686	4.09%	0
2011	10.835391	10.656148	-1.65%	0
2010	10.363091	10.835391	4.56%	0
2009	9.388537	10.363091	10.38%	0
2008	11.469988	9.388537	-18.15%	0
84

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	19.688316	24.107578	22.45%	0
2016	19.774633	19.688316	-0.44%	0
2015	19.579515	19.774633	1.00%	0
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
2010	12.718628	13.298420	4.56%	0
2009*	10.000000	12.718628	27.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	21.628240	24.087162	11.37%	0
2016	18.702083	21.628240	15.65%	0
2015	19.964023	18.702083	-6.32%	0
2014	18.978871	19.964023	5.19%	0
2013	14.831594	18.978871	27.96%	0
2012	13.127039	14.831594	12.99%	0
2011	13.998329	13.127039	-6.22%	0
2010	11.542486	13.998329	21.28%	0
2009	8.776321	11.542486	31.52%	0
2008	14.371780	8.776321	-38.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.304387	10.045743	20.97%	0
2016	8.836553	8.304387	-6.02%	0
2015	9.231840	8.836553	-4.28%	0
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.035751	15.063296	25.15%	0
2016	12.246681	12.035751	-1.72%	0
2015	12.324911	12.246681	-0.63%	0
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
85

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.171403	13.412944	10.20%	0
2016	10.884643	12.171403	11.82%	0
2015	11.699143	10.884643	-6.96%	0
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	13.731383	16.492965	20.11%	0
2016	13.187429	13.731383	4.12%	0
2015	13.614984	13.187429	-3.14%	0
2014	13.781039	13.614984	-1.20%	0
2013	9.935793	13.781039	38.70%	0
2012	9.119114	9.935793	8.96%	0
2011	9.546122	9.119114	-4.47%	0
2010	7.919270	9.546122	20.54%	0
2009	6.462387	7.919270	22.54%	0
2008	12.546713	6.462387	-48.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	19.932913	20.888725	4.80%	0
2016	16.467628	19.932913	21.04%	0
2015	18.238754	16.467628	-9.71%	0
2014	17.730199	18.238754	2.87%	0
2013	13.141519	17.730199	34.92%	0
2012	11.338201	13.141519	15.90%	0
2011	12.445676	11.338201	-8.90%	0
2010	10.212844	12.445676	21.86%	0
2009	8.421901	10.212844	21.27%	0
2008	12.912454	8.421901	-34.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	19.633236	21.415867	9.08%	0
2016	16.626453	19.633236	18.08%	0
2015	17.589785	16.626453	-5.48%	0
2014	18.155332	17.589785	-3.12%	0
2013	13.406177	18.155332	35.43%	0
2012	12.076367	13.406177	11.01%	0
2011	13.305151	12.076367	-9.24%	0
2010	11.048713	13.305151	20.42%	0
2009	8.530334	11.048713	29.52%	0
2008	14.363254	8.530334	-40.61%	0
86

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	16.911809	22.215603	31.36%	0
2016	17.578364	16.911809	-3.79%	0
2015	17.598093	17.578364	-0.11%	0
2014	17.896876	17.598093	-1.67%	0
2013	14.626586	17.896876	22.36%	0
2012	12.552109	14.626586	16.53%	0
2011	14.241312	12.552109	-11.86%	0
2010	12.774309	14.241312	11.48%	0
2009	9.514080	12.774309	34.27%	0
2008	16.550152	9.514080	-42.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	11.600981	11.853523	2.18%	0
2016	11.329403	11.600981	2.40%	0
2015	12.059182	11.329403	-6.05%	0
2014	12.211769	12.059182	-1.25%	0
2013	12.721108	12.211769	-4.00%	0
2012	11.669679	12.721108	9.01%	0
2011	12.032512	11.669679	-3.02%	0
2010	10.880767	12.032512	10.59%	0
2009	9.537177	10.880767	14.09%	0
2008	11.575303	9.537177	-17.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	16.203495	18.211408	12.39%	0
2016	15.108480	16.203495	7.25%	0
2015	15.208355	15.108480	-0.66%	0
2014	14.297439	15.208355	6.37%	0
2013	11.289443	14.297439	26.64%	0
2012	10.048971	11.289443	12.34%	0
2011	10.461772	10.048971	-3.95%	0
2010	9.374198	10.461772	11.60%	0
2009	7.601438	9.374198	23.32%	0
2008	12.855694	7.601438	-40.87%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	6.922174	6.538739	-5.54%	0
2016	5.009040	6.922174	38.19%	0
2015	7.833322	5.009040	-36.05%	0
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.060562	6.688062	-5.28%	0
2016	5.098605	7.060562	38.48%	0
2015	7.951909	5.098605	-35.88%	0
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
87

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
88

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
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applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
98

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
99

Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
100

The Best of America All American AnnuitySM
The Best of America All American AnnuitySM (Compass)
M&T Variable Annuity Portfolio
The Best of America All American AnnuitySM (STI)
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-7
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2018. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-7 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-7 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2017. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	22.080622	25.938885	17.47%	19,220
2016	20.070015	22.080622	10.02%	22,367
2015	19.977495	20.070015	0.46%	25,889
2014	18.454605	19.977495	8.25%	32,794
2013	13.842950	18.454605	33.31%	40,057
2012	11.920416	13.842950	16.13%	43,828
2011	11.345789	11.920416	5.06%	57,420
2010	10.154851	11.345789	11.73%	79,485
2009	8.518751	10.154851	19.21%	70,319
2008	14.502070	8.518751	-41.26%	72,703
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	17.323425	21.465378	23.91%	5,341
2016	17.629860	17.323425	-1.74%	5,433
2015	17.381505	17.629860	1.43%	5,494
2014	18.760245	17.381505	-7.35%	6,158
2013	15.432453	18.760245	21.56%	6,296
2012	13.644113	15.432453	13.11%	10,147
2011	17.098319	13.644113	-20.20%	12,575
2010	16.550635	17.098319	3.31%	18,988
2009	12.436431	16.550635	33.08%	21,906
2008	26.876347	12.436431	-53.73%	37,979
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	20.321787	26.504815	30.43%	8,435
2016	20.044250	20.321787	1.38%	10,938
2015	18.254958	20.044250	9.80%	10,081
2014	16.189452	18.254958	12.76%	11,376
2013	11.930527	16.189452	35.70%	15,041
2012	10.372853	11.930527	15.02%	22,104
2011	10.826450	10.372853	-4.67%	28,478
2010	9.951821	10.826450	8.79%	40,427
2009	7.328126	9.951821	35.80%	42,263
2008	12.294106	7.328126	-40.39%	49,685

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.502315	40.802556	11.78%	18,998
2016	29.530209	36.502315	23.61%	21,019
2015	31.613490	29.530209	-6.59%	24,754
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.778010	17.770901	12.63%	15,486
2016	15.345042	15.778010	2.82%	32,485
2015	15.648868	15.345042	-1.94%	39,080
2014	15.499469	15.648868	0.96%	25,690
2013	13.676520	15.499469	13.33%	30,616
2012	12.556505	13.676520	8.92%	38,118
2011	13.155568	12.556505	-4.55%	81,063
2010	12.100570	13.155568	8.72%	60,522
2009*	10.000000	12.100570	21.01%	53,117
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	12.026760	13.704544	13.95%	2,977
2016	10.539602	12.026760	14.11%	2,970
2015	10.915333	10.539602	-3.44%	2,970
2014*	10.000000	10.915333	9.15%	1,445
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	33.788410	37.619454	11.34%	1,098
2016	27.131505	33.788410	24.54%	1,217
2015	28.045037	27.131505	-3.26%	2,072
2014	26.934559	28.045037	4.12%	1,913
2013	19.324800	26.934559	39.38%	2,939
2012	16.857002	19.324800	14.64%	2,743
2011	16.923108	16.857002	-0.39%	5,255
2010	13.578413	16.923108	24.63%	8,581
2009	10.964580	13.578413	23.84%	12,950
2008	16.023269	10.964580	-31.57%	14,563
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	24.388078	29.360325	20.39%	4,570
2016	22.041032	24.388078	10.65%	8,472
2015	22.008764	22.041032	0.15%	10,114
2014	19.590016	22.008764	12.35%	9,882
2013	14.980081	19.590016	30.77%	10,188
2012	13.067548	14.980081	14.64%	13,946
2011	12.949479	13.067548	0.91%	15,229
2010	11.384371	12.949479	13.75%	23,822
2009	9.097737	11.384371	25.13%	33,103
2008	14.612382	9.097737	-37.74%	34,684

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.623155	31.964767	20.06%	22,010
2016	24.118434	26.623155	10.39%	22,387
2015	24.140113	24.118434	-0.09%	26,724
2014	21.547983	24.140113	12.03%	33,694
2013	16.517640	21.547983	30.45%	36,956
2012	14.441674	16.517640	14.37%	27,913
2011	14.347420	14.441674	0.66%	54,594
2010	12.646561	14.347420	13.45%	55,172
2009	10.129613	12.646561	24.85%	76,445
2008	16.316126	10.129613	-37.92%	70,027
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	21.075431	24.076786	14.24%	156
2016	19.277327	21.075431	9.33%	182
2015	20.104491	19.277327	-4.11%	239
2014	17.890549	20.104491	12.37%	473
2013	13.444660	17.890549	33.07%	698
2012	12.122275	13.444660	10.91%	1,464
2011	12.128991	12.122275	-0.06%	2,170
2010	10.665140	12.128991	13.73%	2,826
2009	8.050073	10.665140	32.49%	5,124
2008	12.393968	8.050073	-35.05%	5,647
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.514550	10.773465	2.46%	1,439
2016	9.743482	10.514550	7.91%	1,841
2015	9.935516	9.743482	-1.93%	635
2014*	10.000000	9.935516	-0.64%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	25.687352	27.113812	5.55%	17,590
2016	22.643332	25.687352	13.44%	20,227
2015	23.500268	22.643332	-3.65%	22,479
2014	23.164936	23.500268	1.45%	23,411
2013	21.912579	23.164936	5.72%	29,843
2012	19.354396	21.912579	13.22%	49,076
2011	18.622881	19.354396	3.93%	65,016
2010	16.437282	18.622881	13.30%	90,529
2009	10.883576	16.437282	51.03%	88,160
2008	14.867763	10.883576	-26.80%	114,570

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.729542	12.857895	9.62%	16,889
2016	12.397186	11.729542	-5.39%	18,558
2015	13.376777	12.397186	-7.32%	20,082
2014	13.687198	13.376777	-2.27%	21,735
2013	11.900785	13.687198	15.01%	24,776
2012	10.920234	11.900785	8.98%	31,031
2011	11.667501	10.920234	-6.40%	34,517
2010	10.423485	11.667501	11.93%	52,438
2009	9.290933	10.423485	12.19%	21,764
2008	13.336768	9.290933	-30.34%	35,678
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.520281	17.024117	3.05%	30,592
2016	16.063979	16.520281	2.84%	13,877
2015	16.257638	16.063979	-1.19%	17,532
2014	15.813732	16.257638	2.81%	19,998
2013	15.801862	15.813732	0.08%	22,282
2012	14.540187	15.801862	8.68%	28,312
2011	14.353103	14.540187	1.30%	33,606
2010	13.354986	14.353103	7.47%	55,713
2009	11.195302	13.354986	19.29%	62,522
2008	12.191151	11.195302	-8.17%	63,602
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	16.109122	16.554747	2.77%	24,012
2016	15.708421	16.109122	2.55%	25,922
2015	15.929078	15.708421	-1.39%	28,926
2014	15.536102	15.929078	2.53%	37,030
2013	15.568264	15.536102	-0.21%	49,423
2012	14.361317	15.568264	8.40%	69,076
2011	14.215737	14.361317	1.02%	110,228
2010	13.254333	14.215737	7.25%	140,595
2009	11.136757	13.254333	19.01%	138,320
2008	12.162159	11.136757	-8.43%	135,334
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	20.007795	22.581008	12.86%	22,688
2016	19.609046	20.007795	2.03%	28,092
2015	19.792078	19.609046	-0.92%	30,126
2014	18.906928	19.792078	4.68%	33,071
2013	16.522035	18.906928	14.43%	35,817
2012	14.837240	16.522035	11.36%	44,955
2011	15.393047	14.837240	-3.61%	56,131
2010	13.615255	15.393047	13.06%	63,074
2009	10.660610	13.615255	27.72%	75,188
2008	15.120808	10.660610	-29.50%	87,248

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	15.974497	17.997703	12.67%	22,926
2016	15.681996	15.974497	1.87%	23,362
2015	15.841940	15.681996	-1.01%	23,498
2014	15.154548	15.841940	4.54%	23,645
2013	13.265126	15.154548	14.24%	27,668
2012	11.932641	13.265126	11.17%	28,042
2011	12.395911	11.932641	-3.74%	28,701
2010	10.981394	12.395911	12.88%	30,746
2009	8.610314	10.981394	27.54%	39,701
2008	12.227478	8.610314	-29.58%	55,215
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	18.163386	21.355045	17.57%	11,922
2016	17.917373	18.163386	1.37%	13,967
2015	18.094618	17.917373	-0.98%	15,816
2014	17.274800	18.094618	4.75%	19,555
2013	14.255956	17.274800	21.18%	26,038
2012	12.479183	14.255956	14.24%	35,334
2011	13.440622	12.479183	-7.15%	43,346
2010	11.680069	13.440622	15.07%	54,556
2009	8.880327	11.680069	31.53%	59,922
2008	13.982048	8.880327	-36.49%	69,006
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	13.806645	16.204645	17.37%	15,000
2016	13.641866	13.806645	1.21%	16,476
2015	13.798188	13.641866	-1.13%	16,808
2014	13.197593	13.798188	4.55%	17,277
2013	10.913573	13.197593	20.93%	17,981
2012	9.571829	10.913573	14.02%	18,404
2011	10.330835	9.571829	-7.35%	20,514
2010	8.989413	10.330835	14.92%	24,883
2009	6.854201	8.989413	31.15%	32,052
2008	10.802711	6.854201	-36.55%	37,592
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	22.963134	26.440809	15.14%	46,809
2016	21.634252	22.963134	6.14%	50,949
2015	21.731456	21.634252	-0.45%	59,666
2014	19.928857	21.731456	9.05%	68,241
2013	16.836928	19.928857	18.36%	79,511
2012	14.787659	16.836928	13.86%	94,876
2011	15.515456	14.787659	-4.69%	117,927
2010	13.276017	15.515456	16.87%	161,995
2009	9.687491	13.276017	37.04%	204,492
2008	14.823977	9.687491	-34.65%	228,580

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	19.426100	22.343133	15.02%	10,509
2016	18.332498	19.426100	5.97%	13,204
2015	18.441867	18.332498	-0.59%	16,122
2014	16.923246	18.441867	8.97%	16,984
2013	14.323585	16.923246	18.15%	18,788
2012	12.594695	14.323585	13.73%	28,380
2011	13.221071	12.594695	-4.74%	32,391
2010	11.335109	13.221071	16.64%	53,546
2009	8.273288	11.335109	37.01%	64,128
2008	12.684095	8.273288	-34.77%	87,863
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	16.664613	20.428800	22.59%	9,932
2016	16.372718	16.664613	1.78%	10,332
2015	16.340684	16.372718	0.20%	10,628
2014	14.877955	16.340684	9.83%	11,602
2013	10.853827	14.877955	37.08%	12,666
2012	8.937704	10.853827	21.44%	14,269
2011	9.272186	8.937704	-3.61%	14,721
2010	7.928775	9.272186	16.94%	18,442
2009	5.889554	7.928775	34.62%	25,033
2008	10.110334	5.889554	-41.75%	32,262
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	16.254599	19.884529	22.33%	21,459
2016	15.984997	16.254599	1.69%	24,904
2015	15.974659	15.984997	0.06%	29,974
2014	14.574323	15.974659	9.61%	28,716
2013	10.642837	14.574323	36.94%	40,062
2012	8.789653	10.642837	21.08%	35,107
2011	9.126397	8.789653	-3.69%	33,175
2010	7.809318	9.126397	16.87%	37,595
2009	5.806254	7.809318	34.50%	46,911
2008	9.994478	5.806254	-41.91%	71,380
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	24.456413	27.326548	11.74%	145,284
2016	20.941271	24.456413	16.79%	157,581
2015	22.043383	20.941271	-5.00%	180,843
2014	20.483652	22.043383	7.61%	198,752
2013	16.154794	20.483652	26.80%	222,110
2012	13.917919	16.154794	16.07%	241,216
2011	13.931478	13.917919	-0.10%	286,532
2010	12.221108	13.931478	14.00%	349,358
2009	9.488733	12.221108	28.80%	420,240
2008	16.720156	9.488733	-43.25%	492,383

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.365232	23.839916	11.58%	137,096
2016	18.324488	21.365232	16.59%	149,097
2015	19.319041	18.324488	-5.15%	169,397
2014	17.979729	19.319041	7.45%	184,094
2013	14.200513	17.979729	26.61%	207,610
2012	12.248111	14.200513	15.94%	254,194
2011	12.284886	12.248111	-0.30%	312,828
2010	10.792679	12.284886	13.83%	400,882
2009	8.389172	10.792679	28.65%	475,690
2008	14.810452	8.389172	-43.36%	569,204
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	12.613190	12.578593	-0.27%	53,020
2016	12.707864	12.613190	-0.75%	53,601
2015	12.826137	12.707864	-0.92%	77,095
2014	12.947862	12.826137	-0.94%	83,968
2013	13.068246	12.947862	-0.92%	134,173
2012	13.176009	13.068246	-0.82%	212,963
2011	13.287525	13.176009	-0.84%	214,691
2010	13.382447	13.287525	-0.71%	227,471
2009	13.414096	13.382447	-0.24%	231,207
2008	13.144676	13.414096	2.05%	261,731
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	25.217730	29.168349	15.67%	89,015
2016	21.957846	25.217730	14.85%	101,786
2015	22.702121	21.957846	-3.28%	115,543
2014	20.763266	22.702121	9.34%	137,050
2013	15.706880	20.763266	32.19%	147,278
2012	13.393309	15.706880	17.27%	165,999
2011	13.311898	13.393309	0.61%	198,075
2010	11.720919	13.311898	13.57%	238,888
2009	9.305806	11.720919	25.95%	295,894
2008	16.135980	9.305806	-42.33%	351,644
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	18.932284	21.868068	15.51%	71,867
2016	16.504230	18.932284	14.71%	74,524
2015	17.096503	16.504230	-3.46%	86,120
2014	15.658959	17.096503	9.18%	87,508
2013	11.864351	15.658959	31.98%	98,262
2012	10.129951	11.864351	17.12%	106,592
2011	10.089802	10.129951	0.40%	120,881
2010	8.892841	10.089802	13.46%	138,019
2009	7.068523	8.892841	25.81%	160,110
2008	12.282570	7.068523	-42.45%	186,480

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	24.146170	32.289167	33.72%	157,561
2016	24.204389	24.146170	-0.24%	171,805
2015	22.826653	24.204389	6.04%	196,447
2014	20.726647	22.826653	10.13%	220,706
2013	15.363312	20.726647	34.91%	249,210
2012	13.541366	15.363312	13.45%	255,955
2011	13.651692	13.541366	-0.81%	304,027
2010	11.109889	13.651692	22.88%	381,973
2009	8.752739	11.109889	26.93%	455,712
2008	16.747197	8.752739	-47.74%	515,417
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	12.570888	16.787049	33.54%	180,398
2016	12.621707	12.570888	-0.40%	201,616
2015	11.919782	12.621707	5.89%	220,277
2014	10.840267	11.919782	9.96%	237,864
2013	8.047184	10.840267	34.71%	262,587
2012	7.101719	8.047184	13.31%	297,616
2011	7.172026	7.101719	-0.98%	371,501
2010	5.845848	7.172026	22.69%	463,679
2009	4.612133	5.845848	26.75%	563,562
2008	8.837119	4.612133	-47.81%	591,839
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	16.522038	17.522697	6.06%	81,208
2016	14.584042	16.522038	13.29%	101,680
2015	15.298493	14.584042	-4.67%	120,202
2014	15.281017	15.298493	0.11%	120,068
2013	14.571681	15.281017	4.87%	134,863
2012	12.882932	14.571681	13.11%	145,390
2011	12.514908	12.882932	2.94%	172,288
2010	11.103919	12.514908	12.71%	210,423
2009	7.797205	11.103919	42.41%	253,784
2008	10.504908	7.797205	-25.78%	298,047
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	17.141129	18.152508	5.90%	45,360
2016	15.157441	17.141129	13.09%	51,417
2015	15.918166	15.157441	-4.78%	55,864
2014	15.926815	15.918166	-0.05%	45,996
2013	15.212745	15.926815	4.69%	51,696
2012	13.476208	15.212745	12.89%	75,221
2011	13.117755	13.476208	2.73%	86,023
2010	11.650592	13.117755	12.59%	118,171
2009	8.198818	11.650592	42.10%	151,742
2008	11.057436	8.198818	-25.85%	199,810

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	25.768208	31.066204	20.56%	196,295
2016	23.256520	25.768208	10.80%	225,548
2015	23.170406	23.256520	0.37%	239,146
2014	20.597463	23.170406	12.49%	250,538
2013	15.724759	20.597463	30.99%	283,010
2012	13.696126	15.724759	14.81%	386,201
2011	13.550928	13.696126	1.07%	472,511
2010	11.893972	13.550928	13.93%	532,432
2009	9.484550	11.893972	25.40%	629,939
2008	15.198970	9.484550	-37.60%	750,481
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	21.530579	22.225865	3.23%	85,813
2016	20.752550	21.530579	3.75%	92,331
2015	21.077045	20.752550	-1.54%	109,480
2014	20.107393	21.077045	4.82%	120,570
2013	20.667625	20.107393	-2.71%	135,660
2012	19.704129	20.667625	4.89%	166,922
2011	18.533414	19.704129	6.32%	194,977
2010	17.356501	18.533414	6.78%	267,049
2009	15.142153	17.356501	14.62%	299,932
2008	15.800825	15.142153	-4.17%	362,007
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	68.534448	81.939868	19.56%	59,167
2016	61.714681	68.534448	11.05%	61,951
2015	63.255271	61.714681	-2.44%	67,218
2014	60.135739	63.255271	5.19%	69,831
2013	44.620934	60.135739	34.77%	76,241
2012	39.259010	44.620934	13.66%	77,335
2011	44.392274	39.259010	-11.56%	84,806
2010	34.822634	44.392274	27.48%	100,835
2009	25.109155	34.822634	38.69%	128,518
2008	41.907166	25.109155	-40.08%	147,761
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.609671	46.097933	19.39%	124,716
2016	34.826534	38.609671	10.86%	132,314
2015	35.742690	34.826534	-2.56%	149,909
2014	34.032729	35.742690	5.02%	154,875
2013	25.288268	34.032729	34.58%	170,953
2012	22.285970	25.288268	13.47%	222,867
2011	25.238327	22.285970	-11.70%	260,639
2010	19.817965	25.238327	27.35%	313,603
2009	14.316820	19.817965	38.42%	403,970
2008	23.933598	14.316820	-40.18%	447,847

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.193399	20.868571	28.87%	52,203
2016	17.230760	16.193399	-6.02%	55,827
2015	16.809297	17.230760	2.51%	63,252
2014	18.478515	16.809297	-9.03%	59,251
2013	14.309076	18.478515	29.14%	62,240
2012	11.984794	14.309076	19.39%	72,235
2011	14.617902	11.984794	-18.01%	90,022
2010	13.061075	14.617902	11.92%	112,397
2009	10.429094	13.061075	25.24%	124,544
2008	18.757073	10.429094	-44.40%	145,454
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	11.131880	14.332991	28.76%	67,614
2016	11.863347	11.131880	-6.17%	75,294
2015	11.594889	11.863347	2.32%	78,355
2014	12.765185	11.594889	-9.17%	43,894
2013	9.900860	12.765185	28.93%	50,516
2012	8.303849	9.900860	19.23%	58,060
2011	10.141934	8.303849	-18.12%	81,474
2010	9.074924	10.141934	11.76%	95,718
2009	7.258691	9.074924	25.02%	121,744
2008	13.077072	7.258691	-44.49%	149,828
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	21.831379	24.983969	14.44%	7,721
2016	19.696574	21.831379	10.84%	7,808
2015	20.049208	19.696574	-1.76%	7,982
2014	18.185510	20.049208	10.25%	8,418
2013	13.878257	18.185510	31.04%	8,589
2012	11.598910	13.878257	19.65%	9,117
2011	12.016300	11.598910	-3.47%	9,455
2010	10.304295	12.016300	16.61%	14,095
2009	7.308412	10.304295	40.99%	16,642
2008	13.799636	7.308412	-47.04%	18,663
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	21.311989	24.353254	14.27%	3,746
2016	19.260532	21.311989	10.65%	3,832
2015	19.636335	19.260532	-1.91%	4,101
2014	17.843013	19.636335	10.05%	4,137
2013	13.628294	17.843013	30.93%	4,596
2012	11.413859	13.628294	19.40%	6,113
2011	11.840221	11.413859	-3.60%	7,750
2010	10.172002	11.840221	16.40%	12,695
2009	7.226735	10.172002	40.76%	16,932
2008	13.663746	7.226735	-47.11%	13,091

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	26.134635	30.860026	18.08%	2,530
2016	24.100222	26.134635	8.44%	2,557
2015	25.098058	24.100222	-3.98%	3,643
2014	23.749369	25.098058	5.68%	3,448
2013	18.380961	23.749369	29.21%	5,904
2012	14.600683	18.380961	25.89%	5,926
2011	16.171310	14.600683	-9.71%	8,006
2010	12.910819	16.171310	25.25%	9,861
2009	8.281396	12.910819	55.90%	8,503
2008	17.124581	8.281396	-51.64%	4,944
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	24.179213	28.521064	17.96%	13,270
2016	22.339183	24.179213	8.24%	16,808
2015	23.296689	22.339183	-4.11%	21,768
2014	22.081917	23.296689	5.50%	22,111
2013	17.124699	22.081917	28.95%	25,643
2012	13.606702	17.124699	25.85%	29,095
2011	15.101760	13.606702	-9.90%	33,586
2010	12.068055	15.101760	25.14%	54,542
2009	7.752848	12.068055	55.66%	58,564
2008	16.067871	7.752848	-51.75%	62,536
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.502325	14.976455	10.92%	7,388
2016	12.044022	13.502325	12.11%	7,401
2015	12.965069	12.044022	-7.10%	8,507
2014	12.726936	12.965069	1.87%	8,520
2013	10.381296	12.726936	22.59%	8,392
2012	9.087691	10.381296	14.23%	6,038
2011	9.318350	9.087691	-2.48%	3,981
2010	8.532754	9.318350	9.21%	18,393
2009	6.613814	8.532754	29.01%	24,527
2008*	10.000000	6.613814	-33.86%	1,288
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	25.488968	30.511328	19.70%	7,104
2016	22.120829	25.488968	15.23%	4,757
2015	23.122840	22.120829	-4.33%	8,241
2014	21.415918	23.122840	7.97%	9,759
2013	16.625133	21.415918	28.82%	10,866
2012	14.963121	16.625133	11.11%	17,947
2011	14.211959	14.963121	5.29%	18,664
2010	11.863902	14.211959	19.79%	25,238
2009	10.178756	11.863902	16.56%	39,317
2008	14.066365	10.178756	-27.64%	41,643

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	17.486180	20.268479	15.91%	119
2016	16.423349	17.486180	6.47%	119
2015	17.697243	16.423349	-7.20%	616
2014	20.049744	17.697243	-11.73%	621
2013	16.420393	20.049744	22.10%	763
2012	13.978713	16.420393	17.47%	1,162
2011	15.758464	13.978713	-11.29%	2,697
2010	14.639518	15.758464	7.64%	3,045
2009	10.761438	14.639518	36.04%	4,271
2008	18.179137	10.761438	-40.80%	5,198
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	18.517423	23.299306	25.82%	31,688
2016	18.324958	18.517423	1.05%	32,437
2015	17.661752	18.324958	3.76%	33,149
2014	16.484585	17.661752	7.14%	33,403
2013	11.905000	16.484585	38.47%	36,255
2012	10.599433	11.905000	12.32%	39,992
2011	11.431370	10.599433	-7.28%	37,371
2010	9.652435	11.431370	18.43%	40,896
2009	5.883153	9.652435	64.07%	38,683
2008	11.672599	5.883153	-49.60%	45,903
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	23.063797	26.860423	16.46%	41,880
2016	19.903363	23.063797	15.88%	47,581
2015	21.421195	19.903363	-7.09%	55,412
2014	19.822671	21.421195	8.06%	59,069
2013	14.752926	19.822671	34.36%	65,439
2012	12.524523	14.752926	17.79%	93,018
2011	12.916674	12.524523	-3.04%	116,434
2010	11.271373	12.916674	14.60%	148,785
2009	8.862011	11.271373	27.19%	178,003
2008	13.936612	8.862011	-36.41%	196,312
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.298981	19.392615	12.10%	420
2016	15.838781	17.298981	9.22%	472
2015	16.969861	15.838781	-6.67%	535
2014	15.842096	16.969861	7.12%	893
2013	12.374558	15.842096	28.02%	4,384
2012	10.970568	12.374558	12.80%	4,491
2011	11.082583	10.970568	-1.01%	6,452
2010	10.212931	11.082583	8.52%	8,864
2009	8.036678	10.212931	27.08%	19,540
2008	11.614729	8.036678	-30.81%	19,849

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.851904	18.841674	11.81%	5,780
2016	15.463749	16.851904	8.98%	5,880
2015	16.609048	15.463749	-6.90%	12,882
2014	15.548360	16.609048	6.82%	12,966
2013	12.174648	15.548360	27.71%	17,453
2012	10.818875	12.174648	12.53%	21,275
2011	10.954587	10.818875	-1.24%	12,924
2010	10.123306	10.954587	8.21%	16,467
2009	7.985772	10.123306	26.77%	25,905
2008	11.570885	7.985772	-30.98%	24,344
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	22.771005	27.681256	21.56%	2,701
2016	23.150083	22.771005	-1.64%	2,728
2015	23.999881	23.150083	-3.54%	2,952
2014	24.208302	23.999881	-0.86%	2,981
2013	20.587064	24.208302	17.59%	3,205
2012	18.033964	20.587064	14.16%	4,833
2011	19.575298	18.033964	-7.87%	5,561
2010	17.550194	19.575298	11.54%	7,334
2009	13.133381	17.550194	33.63%	7,975
2008	22.302281	13.133381	-41.11%	10,143
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	23.105888	26.301385	13.83%	8
2016	20.564254	23.105888	12.36%	25
2015	21.632927	20.564254	-4.94%	43
2014	20.913072	21.632927	3.44%	212
2013	16.390720	20.913072	27.59%	642
2012	14.914403	16.390720	9.90%	1,454
2011	16.082935	14.914403	-7.27%	2,563
2010	14.229016	16.082935	13.03%	4,670
2009	11.032359	14.229016	28.98%	17,931
2008	15.582254	11.032359	-29.20%	19,299
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	14.186793	17.212961	21.33%	0
2016	14.215076	14.186793	-0.20%	0
2015	14.180368	14.215076	0.24%	0
2014	13.251352	14.180368	7.01%	230
2013	9.764220	13.251352	35.71%	247
2012*	10.000000	9.764220	-2.36%	261
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	14.049911	16.998233	20.98%	1,654
2016	14.103556	14.049911	-0.38%	841
2015	14.092006	14.103556	0.08%	2,215
2014	13.210982	14.092006	6.67%	1,513
2013	9.763789	13.210982	35.31%	1,555
2012*	10.000000	9.763789	-2.36%	1,729

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	14.149082	16.575972	17.15%	9,068
2016	14.660939	14.149082	-3.49%	11,693
2015	16.149455	14.660939	-9.22%	18,344
2014	17.210480	16.149455	-6.16%	20,818
2013	13.885775	17.210480	23.94%	23,037
2012	11.763500	13.885775	18.04%	28,105
2011	12.798332	11.763500	-8.09%	30,029
2010	11.889585	12.798332	7.64%	20,301
2009*	10.000000	11.889585	18.90%	10,042
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.976574	11.365718	26.62%	1,398
2016	7.503267	8.976574	19.64%	1,262
2015	9.475673	7.503267	-20.82%	0
2014*	10.000000	9.475673	-5.24%	593
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	15.747093	19.758992	25.48%	22,407
2016	15.196288	15.747093	3.62%	23,863
2015	14.690878	15.196288	3.44%	27,534
2014	13.662472	14.690878	7.53%	30,135
2013	10.052293	13.662472	35.91%	35,445
2012	8.717264	10.052293	15.31%	39,564
2011	9.378876	8.717264	-7.05%	56,164
2010	7.328525	9.378876	27.98%	77,908
2009	5.238093	7.328525	39.91%	85,869
2008	10.925111	5.238093	-52.05%	95,583
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	21.944192	27.459903	25.14%	12,896
2016	20.362459	21.944192	7.77%	14,432
2015	21.008516	20.362459	-3.08%	16,280
2014	22.928340	21.008516	-8.37%	14,108
2013	16.391773	22.928340	39.88%	16,747
2012	13.688690	16.391773	19.75%	21,661
2011	15.440003	13.688690	-11.34%	33,386
2010	11.466816	15.440003	34.65%	42,392
2009	7.105735	11.466816	61.37%	46,047
2008	11.861661	7.105735	-40.09%	39,102
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.411199	30.699465	16.24%	21,897
2016	23.435398	26.411199	12.70%	29,609
2015	23.883242	23.435398	-1.88%	38,748
2014	21.880044	23.883242	9.16%	33,383
2013	16.290963	21.880044	34.31%	37,803
2012	14.193338	16.290963	14.78%	43,478
2011	14.396343	14.193338	-1.41%	43,428
2010	13.068547	14.396343	10.16%	63,946
2009	10.774808	13.068547	21.29%	69,990
2008	16.174050	10.774808	-33.38%	73,672

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.512381	20.742507	25.62%	13,608
2016	16.053670	16.512381	2.86%	15,486
2015	15.244199	16.053670	5.31%	20,863
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.238123	12.990876	26.89%	31,810
2016	9.765565	10.238123	4.84%	39,259
2015*	10.000000	9.765565	-2.34%	40,480
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	14.292184	14.991257	4.89%	6,447
2016	13.630168	14.292184	4.86%	8,043
2015	13.876375	13.630168	-1.77%	7,996
2014	13.024147	13.876375	6.54%	10,158
2013	13.225790	13.024147	-1.52%	8,384
2012	12.228754	13.225790	8.15%	9,836
2011	11.712833	12.228754	4.40%	13,889
2010	11.066201	11.712833	5.84%	14,823
2009	10.214199	11.066201	8.34%	30,418
2008	11.516253	10.214199	-11.31%	64,404
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.934657	27.856536	7.41%	2,055
2016	21.780415	25.934657	19.07%	2,003
2015	23.011426	21.780415	-5.35%	0
2014	20.568918	23.011426	11.87%	0
2013	15.771114	20.568918	30.42%	0
2012	13.912906	15.771114	13.36%	0
2011	13.978078	13.912906	-0.47%	0
2010	12.471844	13.978078	12.08%	0
2009*	10.000000	12.471844	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.349187	18.751843	14.70%	83,847
2016	15.142775	16.349187	7.97%	79,070
2015	15.139024	15.142775	0.02%	64,131
2014	14.557717	15.139024	3.99%	82,039
2013	11.921435	14.557717	22.11%	90,211
2012	10.401319	11.921435	14.61%	89,178
2011	10.404216	10.401319	-0.03%	113,135
2010	9.377085	10.404216	10.95%	160,451
2009	7.670922	9.377085	22.24%	191,428
2008	11.028289	7.670922	-30.44%	144,412

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.207335	12.480021	2.23%	14,453
2016	12.005894	12.207335	1.68%	24,188
2015	12.149105	12.005894	-1.18%	34,165
2014	11.683962	12.149105	3.98%	36,764
2013	12.107662	11.683962	-3.50%	54,094
2012	11.645656	12.107662	3.97%	65,166
2011	11.120547	11.645656	4.72%	70,756
2010	10.592676	11.120547	4.98%	102,999
2009	9.535719	10.592676	11.08%	101,196
2008	10.681685	9.535719	-10.73%	54,485
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.769207	21.754035	29.73%	30,555
2016	16.897976	16.769207	-0.76%	33,986
2015	16.012366	16.897976	5.53%	36,551
2014	15.874540	16.012366	0.87%	41,364
2013	12.458485	15.874540	27.42%	54,314
2012	10.302734	12.458485	20.92%	63,710
2011	11.469029	10.302734	-10.17%	65,586
2010	10.403352	11.469029	10.24%	68,363
2009	7.417275	10.403352	40.26%	88,399
2008	12.203617	7.417275	-39.22%	101,894
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.437829	22.073897	26.59%	65,152
2016	16.141606	17.437829	8.03%	83,542
2015	15.312284	16.141606	5.42%	89,553
2014	14.305178	15.312284	7.04%	93,513
2013	11.142876	14.305178	28.38%	114,764
2012	9.582479	11.142876	16.28%	121,155
2011	10.150050	9.582479	-5.59%	128,099
2010	8.669986	10.150050	17.07%	129,399
2009	6.307117	8.669986	37.46%	100,886
2008	11.414370	6.307117	-44.74%	93,807
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.262722	18.433049	20.77%	13,369
2016	13.870826	15.262722	10.03%	11,972
2015	13.853317	13.870826	0.13%	25,076
2014	12.688489	13.853317	9.18%	25,397
2013	9.633985	12.688489	31.71%	31,221
2012	8.308872	9.633985	15.95%	34,358
2011	8.580214	8.308872	-3.16%	32,808
2010	7.805765	8.580214	9.92%	34,884
2009	6.030005	7.805765	29.45%	41,371
2008	9.829384	6.030005	-38.65%	13,919

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.764806	11.383294	5.75%	2,502
2016	9.520084	10.764806	13.07%	2,502
2015	9.868689	9.520084	-3.53%	872
2014*	10.000000	9.868689	-1.31%	1,304
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.832949	18.330244	23.58%	3,483
2016	13.188631	14.832949	12.47%	3,592
2015	13.475852	13.188631	-2.13%	3,592
2014	12.767628	13.475852	5.55%	3,356
2013	8.980577	12.767628	42.17%	3,356
2012	7.760436	8.980577	15.72%	0
2011	8.868399	7.760436	-12.49%	0
2010	7.759548	8.868399	14.29%	2,385
2009	5.121475	7.759548	51.51%	3,206
2008*	10.000000	5.121475	-48.79%	1,867
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.813371	19.754804	17.49%	0
2016	15.415411	16.813371	9.07%	0
2015	15.613840	15.415411	-1.27%	0
2014	14.252451	15.613840	9.55%	0
2013	10.369312	14.252451	37.45%	0
2012	9.389325	10.369312	10.44%	0
2011	9.790510	9.389325	-4.10%	389
2010	7.998316	9.790510	22.41%	0
2009	6.139089	7.998316	30.29%	0
2008*	10.000000	6.139089	-38.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.683398	19.559967	17.24%	0
2016	15.296666	16.683398	9.07%	0
2015	15.508268	15.296666	-1.36%	0
2014	14.167999	15.508268	9.46%	0
2013	10.323799	14.167999	37.24%	0
2012	9.357811	10.323799	10.32%	9
2011	9.766311	9.357811	-4.18%	1,023
2010	7.979771	9.766311	22.39%	43
2009	6.137189	7.979771	30.02%	634
2008*	10.000000	6.137189	-38.63%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.734644	16.298033	18.66%	3,578
2016	12.795829	13.734644	7.34%	3,578
2015	13.149156	12.795829	-2.69%	3,578
2014	12.703984	13.149156	3.50%	3,578
2013	9.905989	12.703984	28.25%	3,578
2012	8.610358	9.905989	15.05%	3,578
2011	9.285006	8.610358	-7.27%	3,799
2010	8.154464	9.285006	13.86%	221
2009	6.372240	8.154464	27.97%	0
2008*	10.000000	6.372240	-36.28%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.383683	14.854509	10.99%	8,093
2016	12.733900	13.383683	5.10%	11,635
2015	12.993669	12.733900	-2.00%	15,339
2014	12.577768	12.993669	3.31%	16,442
2013	11.075101	12.577768	13.57%	13,214
2012	10.067963	11.075101	10.00%	28,886
2011	10.302913	10.067963	-2.28%	31,009
2010	9.421327	10.302913	9.36%	34,497
2009	7.938247	9.421327	18.68%	27,954
2008*	10.000000	7.938247	-20.62%	2,767
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.757858	15.781409	14.71%	4,972
2016	12.941897	13.757858	6.30%	6,138
2015	13.241957	12.941897	-2.27%	10,978
2014	12.769136	13.241957	3.70%	12,085
2013	10.632627	12.769136	20.09%	9,658
2012	9.446137	10.632627	12.56%	9,661
2011	9.877084	9.446137	-4.36%	10,063
2010	8.872557	9.877084	11.32%	6,497
2009	7.214380	8.872557	22.98%	12,457
2008*	10.000000	7.214380	-27.86%	12,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.480726	13.148522	5.35%	0
2016	12.044507	12.480726	3.62%	0
2015	12.249919	12.044507	-1.68%	633
2014	11.968096	12.249919	2.35%	455
2013	11.514872	11.968096	3.94%	8,645
2012	10.814610	11.514872	6.48%	455
2011	10.766211	10.814610	0.45%	3,733
2010	10.177342	10.766211	5.79%	5,758
2009	9.091244	10.177342	11.95%	6,513
2008*	10.000000	9.091244	-9.09%	6,987

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.605030	15.358614	12.89%	15,827
2016	12.867981	13.605030	5.73%	19,620
2015	13.131352	12.867981	-2.01%	20,148
2014	12.677907	13.131352	3.58%	19,250
2013	10.865022	12.677907	16.69%	58,309
2012	9.761924	10.865022	11.30%	101,843
2011	10.090736	9.761924	-3.26%	89,717
2010	9.147371	10.090736	10.31%	117,310
2009	7.573033	9.147371	20.79%	80,873
2008*	10.000000	7.573033	-24.27%	1,167
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.692879	16.013900	16.95%	4,479
2016	12.848490	13.692879	6.57%	4,482
2015	13.170287	12.848490	-2.44%	4,486
2014	12.716502	13.170287	3.57%	4,490
2013	10.330540	12.716502	23.10%	4,493
2012	9.102215	10.330540	13.49%	4,497
2011	9.639659	9.102215	-5.58%	4,708
2010	8.588829	9.639659	12.23%	4,712
2009	6.850462	8.588829	25.38%	5,511
2008*	10.000000	6.850462	-31.50%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.178203	14.343726	8.84%	1,095
2016	12.551452	13.178203	4.99%	1,133
2015	12.808258	12.551452	-2.01%	5,231
2014	12.423929	12.808258	3.09%	5,890
2013	11.275842	12.423929	10.18%	6,157
2012	10.345184	11.275842	9.00%	23,254
2011	10.472530	10.345184	-1.22%	9,203
2010	9.696966	10.472530	8.00%	50,564
2009	8.319130	9.696966	16.56%	4,305
2008*	10.000000	8.319130	-16.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	13.199590	13.649390	3.41%	0
2016	12.649579	13.199590	4.35%	0
2015	12.863549	12.649579	-1.66%	0
2014	12.361997	12.863549	4.06%	36
2013	12.723774	12.361997	-2.84%	767
2012	11.921719	12.723774	6.73%	330
2011	11.291133	11.921719	5.58%	0
2010	10.648045	11.291133	6.04%	0
2009	9.882105	10.648045	7.75%	258
2008*	10.000000	9.882105	-1.18%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.897779	13.309530	3.19%	11,583
2016	12.400483	12.897779	4.01%	18,064
2015	12.630635	12.400483	-1.82%	16,418
2014	12.181808	12.630635	3.68%	18,630
2013	12.566112	12.181808	-3.06%	16,913
2012	11.803670	12.566112	6.46%	26,099
2011	11.216857	11.803670	5.23%	15,845
2010	10.605582	11.216857	5.76%	26,237
2009	9.860209	10.605582	7.56%	40,802
2008*	10.000000	9.860209	-1.40%	1,054
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.804843	14.189139	2.78%	12,342
2016	13.486986	13.804843	2.36%	13,136
2015	13.687124	13.486986	-1.46%	11,339
2014	13.175242	13.687124	3.89%	13,088
2013	13.579823	13.175242	-2.98%	17,589
2012	12.799331	13.579823	6.10%	15,503
2011	12.184889	12.799331	5.04%	18,177
2010	11.378498	12.184889	7.09%	8,868
2009	9.866034	11.378498	15.33%	12,267
2008*	10.000000	9.866034	-1.34%	324
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.537474	31.526201	39.88%	18,037
2016	21.169902	22.537474	6.46%	19,450
2015	25.514765	21.169902	-17.03%	21,748
2014	27.325255	25.514765	-6.63%	25,205
2013	27.469468	27.325255	-0.52%	7,202
2012	23.705775	27.469468	15.88%	8,030
2011	30.919669	23.705775	-23.33%	12,204
2010	26.930752	30.919669	14.81%	15,615
2009	16.671334	26.930752	61.54%	18,614
2008	40.007826	16.671334	-58.33%	13,512
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.823863	14.989455	1.12%	132,337
2016	14.855480	14.823863	-0.21%	147,752
2015	15.014283	14.855480	-1.06%	156,453
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.214070	10.159938	-0.53%	620,397
2016	10.310992	10.214070	-0.94%	547,084
2015	10.409884	10.310992	-0.95%	623,993
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.744139	11.006292	25.87%	2,678
2016	8.772183	8.744139	-0.32%	9,290
2015	9.151031	8.772183	-4.14%	9,422
2014	9.305772	9.151031	-1.66%	5,017
2013	7.991492	9.305772	16.45%	5,178
2012	7.002154	7.991492	14.13%	5,326
2011	7.854623	7.002154	-10.85%	5,558
2010	7.017451	7.854623	11.93%	6,037
2009	5.472923	7.017451	28.22%	6,456
2008*	10.000000	5.472923	-45.27%	6,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.720988	25.480314	17.31%	37,538
2016	20.032169	21.720988	8.43%	39,407
2015	20.428190	20.032169	-1.94%	43,515
2014	19.644754	20.428190	3.99%	53,768
2013	15.586283	19.644754	26.04%	64,874
2012	13.576952	15.586283	14.80%	86,415
2011	14.267815	13.576952	-4.84%	101,056
2010	12.566297	14.267815	13.54%	146,780
2009	9.973460	12.566297	26.00%	150,846
2008	15.943260	9.973460	-37.44%	149,723
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.504352	18.167622	10.08%	10,438
2016	15.674341	16.504352	5.30%	10,304
2015	15.852202	15.674341	-1.12%	10,777
2014	15.302587	15.852202	3.59%	13,415
2013	13.620887	15.302587	12.35%	10,010
2012	12.571832	13.620887	8.34%	6,083
2011	12.580870	12.571832	-0.07%	3,067
2010	11.566339	12.580870	8.77%	1,998
2009*	10.000000	11.566339	15.66%	8,339

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	19.039571	21.651935	13.72%	11
2016	17.840940	19.039571	6.72%	11
2015	18.108358	17.840940	-1.48%	0
2014	17.376392	18.108358	4.21%	0
2013	14.681050	17.376392	18.36%	0
2012	13.204625	14.681050	11.18%	0
2011	13.456927	13.204625	-1.87%	0
2010	12.127012	13.456927	10.97%	0
2009*	10.000000	12.127012	21.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	15.212999	15.925165	4.68%	45,054
2016	14.730459	15.212999	3.28%	55,812
2015	14.832458	14.730459	-0.69%	68,172
2014	14.413970	14.832458	2.90%	85,273
2013	13.881501	14.413970	3.84%	101,677
2012	13.325285	13.881501	4.17%	116,335
2011	13.069774	13.325285	1.95%	131,511
2010	12.460846	13.069774	4.89%	190,879
2009	11.532678	12.460846	8.05%	231,667
2008	12.389492	11.532678	-6.92%	251,385
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.090556	21.354093	11.86%	273,599
2016	17.988287	19.090556	6.13%	312,870
2015	18.221802	17.988287	-1.28%	370,228
2014	17.490371	18.221802	4.18%	434,890
2013	15.140619	17.490371	15.52%	497,266
2012	13.794698	15.140619	9.76%	647,407
2011	13.932367	13.794698	-0.99%	797,053
2010	12.681895	13.932367	9.86%	1,012,887
2009	10.747040	12.681895	18.00%	1,071,076
2008	14.127045	10.747040	-23.93%	1,311,567
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.764006	23.997606	15.57%	184,916
2016	19.323705	20.764006	7.45%	192,673
2015	19.652457	19.323705	-1.67%	207,874
2014	18.903874	19.652457	3.96%	218,476
2013	15.595313	18.903874	21.22%	262,915
2012	13.840733	15.595313	12.68%	300,520
2011	14.276814	13.840733	-3.05%	448,726
2010	12.774219	14.276814	11.76%	587,180
2009	10.367778	12.774219	23.21%	561,876
2008	15.256486	10.367778	-32.04%	694,426

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.427522	18.852472	8.18%	68,365
2016	16.644981	17.427522	4.70%	72,832
2015	16.809758	16.644981	-0.98%	95,246
2014	16.203057	16.809758	3.74%	111,770
2013	14.804710	16.203057	9.45%	155,631
2012	13.834743	14.804710	7.01%	177,748
2011	13.684915	13.834743	1.09%	221,252
2010	12.731832	13.684915	7.49%	257,278
2009	11.220142	12.731832	13.47%	304,803
2008	13.333711	11.220142	-15.85%	347,086
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.823350	31.303822	26.11%	15,054
2016	24.182398	24.823350	2.65%	14,039
2015	23.231190	24.182398	4.09%	14,714
2014	21.557023	23.231190	7.77%	17,262
2013	15.920407	21.557023	35.40%	21,975
2012	13.542915	15.920407	17.56%	29,869
2011	13.984922	13.542915	-3.16%	57,902
2010	12.977046	13.984922	7.77%	74,238
2009*	10.000000	12.977046	29.77%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	24.332125	30.625471	25.86%	516,048
2016	23.774518	24.332125	2.35%	575,308
2015	22.898281	23.774518	3.83%	655,188
2014	21.294592	22.898281	7.53%	713,959
2013	15.774789	21.294592	34.99%	770,045
2012	13.448910	15.774789	17.29%	880,967
2011	13.925062	13.448910	-3.42%	1,072,665
2010	12.955192	13.925062	7.49%	1,389,790
2009*	10.000000	12.955192	29.55%	2,461
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	32.165225	36.887771	14.68%	2,327
2016	26.995692	32.165225	19.15%	2,377
2015	27.963257	26.995692	-3.46%	1,841
2014	25.800905	27.963257	8.38%	2,616
2013	19.578121	25.800905	31.78%	2,730
2012	16.826274	19.578121	16.35%	3,871
2011	17.430797	16.826274	-3.47%	7,062
2010	13.944249	17.430797	25.00%	12,986
2009	10.294265	13.944249	35.46%	15,837
2008	16.357647	10.294265	-37.07%	18,732

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	29.777571	34.089177	14.48%	28,285
2016	25.049267	29.777571	18.88%	33,322
2015	26.010487	25.049267	-3.70%	35,536
2014	24.052890	26.010487	8.14%	35,955
2013	18.284844	24.052890	31.55%	41,307
2012	15.741304	18.284844	16.16%	57,918
2011	16.329309	15.741304	-3.60%	68,026
2010	13.097978	16.329309	24.67%	80,647
2009	9.687548	13.097978	35.20%	76,314
2008	15.430272	9.687548	-37.22%	95,246
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.551799	13.120811	24.35%	0
2016	10.922704	10.551799	-3.40%	0
2015	11.100099	10.922704	-1.60%	0
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.863277	10.791949	21.76%	0
2016	8.503704	8.863277	4.23%	0
2015	9.048485	8.503704	-6.02%	0
2014*	10.000000	9.048485	-9.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.805542	10.687622	21.37%	17,518
2016	8.467943	8.805542	3.99%	18,506
2015	9.031956	8.467943	-6.24%	20,687
2014*	10.000000	9.031956	-9.68%	21,259
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.292322	19.673312	28.65%	233
2016	15.137350	15.292322	1.02%	233
2015	14.818766	15.137350	2.15%	233
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.465315	17.518813	13.28%	52,838
2016	13.454417	15.465315	14.95%	60,448
2015	14.066855	13.454417	-4.35%	71,144
2014	12.882216	14.066855	9.20%	84,997
2013	9.631938	12.882216	33.74%	103,171
2012	8.269755	9.631938	16.47%	108,842
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.395424	19.446642	26.31%	989
2016	14.655235	15.395424	5.05%	1,083
2015	14.847112	14.655235	-1.29%	1,739
2014	14.451923	14.847112	2.73%	1,154
2013	10.526617	14.451923	37.29%	1,267
2012	9.270232	10.526617	13.55%	5,685
2011	9.794929	9.270232	-5.36%	6,876
2010	7.819220	9.794929	25.27%	11,760
2009	6.230272	7.819220	25.50%	4,469
2008*	10.000000	6.230272	-37.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.009185	22.562411	12.76%	4,651
2016	17.178293	20.009185	16.48%	5,896
2015	17.858366	17.178293	-3.81%	5,975
2014	15.407339	17.858366	15.91%	5,495
2013	11.464750	15.407339	34.39%	4,237
2012	9.948767	11.464750	15.24%	3,249
2011	10.282687	9.948767	-3.25%	5,080
2010	8.677644	10.282687	18.50%	6,256
2009	6.714877	8.677644	29.23%	6,728
2008*	10.000000	6.714877	-32.85%	1,408
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.695368	21.847683	23.47%	6,765
2016	16.532425	17.695368	7.03%	9,266
2015	16.603044	16.532425	-0.43%	11,445
2014	16.347350	16.603044	1.56%	14,773
2013	11.465150	16.347350	42.58%	19,445
2012	10.235272	11.465150	12.02%	33,851
2011	10.422995	10.235272	-1.80%	40,761
2010	8.411296	10.422995	23.92%	51,120
2009	6.676786	8.411296	25.98%	51,830
2008	12.608381	6.676786	-47.04%	51,338

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	30.681291	33.144993	8.03%	437
2016	24.596313	30.681291	24.74%	457
2015	26.423570	24.596313	-6.92%	498
2014	24.926637	26.423570	6.01%	538
2013	17.924191	24.926637	39.07%	618
2012	15.024668	17.924191	19.30%	901
2011	15.978661	15.024668	-5.97%	1,309
2010	12.741890	15.978661	25.40%	1,591
2009	10.192192	12.741890	25.02%	2,080
2008	15.166399	10.192192	-32.80%	1,371
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	27.512951	29.637715	7.72%	12,495
2016	22.112292	27.512951	24.42%	12,413
2015	23.822645	22.112292	-7.18%	12,584
2014	22.527126	23.822645	5.75%	14,639
2013	16.242327	22.527126	38.69%	17,409
2012	13.630774	16.242327	19.16%	18,021
2011	14.554941	13.630774	-6.35%	31,536
2010	11.618530	14.554941	25.27%	42,777
2009	9.319823	11.618530	24.66%	68,404
2008	13.898601	9.319823	-32.94%	84,957
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	30.361032	34.129554	12.41%	4,931
2016	24.953937	30.361032	21.67%	4,949
2015	25.612084	24.953937	-2.57%	5,486
2014	25.648656	25.612084	-0.14%	5,540
2013	18.377099	25.648656	39.57%	5,597
2012	16.063510	18.377099	14.40%	6,233
2011	17.171834	16.063510	-6.45%	7,290
2010	13.833774	17.171834	24.13%	10,285
2009	10.368409	13.833774	33.42%	12,230
2008	16.935470	10.368409	-38.78%	14,101
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.083817	33.731983	12.13%	12,588
2016	24.784337	30.083817	21.38%	14,069
2015	25.505388	24.784337	-2.83%	14,749
2014	25.607629	25.505388	-0.40%	16,748
2013	18.394164	25.607629	39.22%	19,445
2012	16.116918	18.394164	14.13%	24,501
2011	17.273568	16.116918	-6.70%	25,622
2010	13.953616	17.273568	23.79%	42,443
2009	10.479414	13.953616	33.15%	43,791
2008	17.162738	10.479414	-38.94%	57,187

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	16.279474	19.389776	19.11%	104
2016	14.785456	16.279474	10.10%	331
2015	14.829101	14.785456	-0.29%	1,219
2014	13.389207	14.829101	10.75%	1,257
2013	10.335338	13.389207	29.55%	1,292
2012	9.165522	10.335338	12.76%	3,462
2011	9.218391	9.165522	-0.57%	4,854
2010	8.219829	9.218391	12.15%	5,414
2009	6.609502	8.219829	24.36%	5,118
2008	11.428524	6.609502	-42.17%	2,221
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.395865	15.135445	5.14%	37,221
2016	13.560391	14.395865	6.16%	41,810
2015	14.511870	13.560391	-6.56%	47,819
2014	11.392190	14.511870	27.38%	53,226
2013	11.199051	11.392190	1.72%	51,407
2012	9.782450	11.199051	14.48%	54,642
2011	9.304917	9.782450	5.13%	62,640
2010	7.236225	9.304917	28.59%	86,880
2009	5.597553	7.236225	29.27%	73,019
2008*	10.000000	5.597553	-44.02%	763
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.821095	10.887834	0.62%	3,730
2016	10.659012	10.821095	1.52%	4,192
2015	10.798073	10.659012	-1.29%	6,221
2014	10.848061	10.798073	-0.46%	8,862
2013	10.940564	10.848061	-0.85%	13,155
2012	10.669788	10.940564	2.54%	12,741
2011	10.633816	10.669788	0.34%	16,594
2010	10.482149	10.633816	1.45%	25,499
2009	9.880242	10.482149	6.09%	28,415
2008*	10.000000	9.880242	-1.20%	20,971
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.459678	17.576499	21.56%	0
2016	14.436952	14.459678	0.16%	0
2015	15.167356	14.436952	-4.82%	0
2014	16.670988	15.167356	-9.02%	2,019
2013	14.014699	16.670988	18.95%	3,870
2012	11.834153	14.014699	18.43%	166
2011	13.642767	11.834153	-13.26%	360
2010	12.951641	13.642767	5.34%	144
2009*	10.000000	12.951641	29.52%	82

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.039857	27.027434	17.31%	3,715
2016	21.172225	23.039857	8.82%	6,095
2015	21.474851	21.172225	-1.41%	7,231
2014	19.641663	21.474851	9.33%	7,282
2013	14.411002	19.641663	36.30%	9,171
2012	13.110097	14.411002	9.92%	7,935
2011	13.656248	13.110097	-4.00%	7,819
2010	11.222299	13.656248	21.69%	6,877
2009	8.620739	11.222299	30.18%	4,793
2008	14.372410	8.620739	-40.02%	3,498
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	24.678170	33.406970	35.37%	2,839
2016	24.893806	24.678170	-0.87%	2,907
2015	24.178931	24.893806	2.96%	3,275
2014	23.863814	24.178931	1.32%	3,346
2013	18.924842	23.863814	26.10%	138
2012	15.756216	18.924842	20.11%	941
2011	17.344963	15.756216	-9.16%	1,374
2010	15.100440	17.344963	14.86%	2,719
2009	10.907250	15.100440	38.44%	20,257
2008	18.411161	10.907250	-40.76%	21,166
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.824317	32.169559	35.03%	34,534
2016	24.090023	23.824317	-1.10%	34,936
2015	23.459542	24.090023	2.69%	41,512
2014	23.207389	23.459542	1.09%	45,419
2013	18.450068	23.207389	25.78%	19,307
2012	15.400841	18.450068	19.80%	23,126
2011	16.997638	15.400841	-9.39%	31,853
2010	14.831568	16.997638	14.60%	44,788
2009	10.745123	14.831568	38.03%	62,445
2008	18.180788	10.745123	-40.90%	67,205
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.460330	11.011129	5.27%	4,134
2016	9.912785	10.460330	5.52%	4,289
2015	10.239328	9.912785	-3.19%	5,003
2014	10.052187	10.239328	1.86%	4,815
2013	10.162036	10.052187	-1.08%	6,395
2012*	10.000000	10.162036	1.62%	8,902

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	19.721755	20.714116	5.03%	44,063
2016	18.736551	19.721755	5.26%	55,922
2015	19.399642	18.736551	-3.42%	61,483
2014	19.109589	19.399642	1.52%	82,112
2013	19.363920	19.109589	-1.31%	103,882
2012	17.278115	19.363920	12.07%	147,892
2011	17.330909	17.278115	-0.30%	177,212
2010	15.245039	17.330909	13.68%	246,095
2009	12.998483	15.245039	17.28%	288,553
2008	15.346048	12.998483	-15.30%	277,915
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.911654	11.161589	25.25%	804
2016	9.248003	8.911654	-3.64%	1,515
2015	9.055435	9.248003	2.13%	0
2014*	10.000000	9.055435	-9.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	21.985241	25.399682	15.53%	51,916
2016	19.942386	21.985241	10.24%	60,658
2015	19.526984	19.942386	2.13%	75,538
2014	17.857044	19.526984	9.35%	78,796
2013	13.716123	17.857044	30.19%	88,967
2012	11.875554	13.716123	15.50%	114,713
2011	12.027045	11.875554	-1.26%	129,112
2010	10.483290	12.027045	14.73%	167,724
2009	8.268993	10.483290	26.78%	182,464
2008	13.602458	8.268993	-39.21%	204,765
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	33.548432	37.934839	13.07%	615
2016	28.689929	33.548432	16.93%	628
2015	30.780901	28.689929	-6.79%	956
2014	27.763020	30.780901	10.87%	2,044
2013	19.876628	27.763020	39.68%	2,719
2012	17.008379	19.876628	16.86%	4,747
2011	17.559654	17.008379	-3.14%	8,211
2010	14.365542	17.559654	22.23%	9,632
2009	10.571273	14.365542	35.89%	13,070
2008	17.166935	10.571273	-38.42%	16,136

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	18.673229	21.069217	12.83%	1,241
2016	16.020675	18.673229	16.56%	1,301
2015	17.223910	16.020675	-6.99%	3,683
2014	15.574014	17.223910	10.59%	3,323
2013	11.181199	15.574014	39.29%	1,759
2012	9.593503	11.181199	16.55%	1,412
2011	9.921756	9.593503	-3.31%	4,766
2010	8.140079	9.921756	21.89%	4,718
2009	6.003779	8.140079	35.58%	11,068
2008	9.777095	6.003779	-38.59%	9,538
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.545495	11.467181	8.74%	0
2016	9.403826	10.545495	12.14%	0
2015	9.724011	9.403826	-3.29%	0
2014*	10.000000	9.724011	-2.76%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.385025	12.487731	9.69%	5,863
2016	11.169624	11.385025	1.93%	6,818
2015	12.148449	11.169624	-8.06%	1,885
2014	12.228168	12.148449	-0.65%	4,400
2013	13.213159	12.228168	-7.45%	4,722
2012	12.676918	13.213159	4.23%	5,915
2011	11.804664	12.676918	7.39%	6,723
2010	10.896626	11.804664	8.33%	4,513
2009*	10.000000	10.896626	8.97%	1,023
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.770823	11.805296	0.29%	24,031
2016	11.730320	11.770823	0.35%	19,881
2015	11.818150	11.730320	-0.74%	26,051
2014	11.842883	11.818150	-0.21%	32,009
2013	11.984302	11.842883	-1.18%	37,981
2012	11.441627	11.984302	4.74%	35,617
2011	11.435807	11.441627	0.05%	42,731
2010	10.976283	11.435807	4.19%	24,834
2009*	10.000000	10.976283	9.76%	43,250
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.290658	12.91%	2,405
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.358323	13.430930	29.66%	4,539
2016*	10.000000	10.358323	3.58%	5,275

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.980256	18.782424	25.38%	691
2016	15.503893	14.980256	-3.38%	816
2015	15.630681	15.503893	-0.81%	978
2014	16.927908	15.630681	-7.66%	1,075
2013	13.344365	16.927908	26.85%	1,150
2012	11.050745	13.344365	20.76%	2,368
2011	13.430954	11.050745	-17.72%	1,297
2010	12.324108	13.430954	8.98%	3,693
2009	9.983085	12.324108	23.45%	3,739
2008	17.982504	9.983085	-44.48%	3,838
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	27.869792	29.778763	6.85%	387
2016	22.068902	27.869792	26.29%	569
2015	23.266849	22.068902	-5.15%	875
2014	22.710119	23.266849	2.45%	1,130
2013	16.423100	22.710119	38.28%	1,318
2012	14.112983	16.423100	16.37%	2,412
2011	14.954891	14.112983	-5.63%	3,221
2010	11.984274	14.954891	24.79%	3,484
2009	9.198656	11.984274	30.28%	4,887
2008	15.315331	9.198656	-39.94%	5,411
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.875679	7.647271	-2.90%	36,473
2016	5.544135	7.875679	42.05%	37,581
2015	8.433083	5.544135	-34.26%	5,189
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	8.033694	7.822457	-2.63%	3,699
2016	5.643680	8.033694	42.35%	3,699
2015	8.561375	5.643680	-34.08%	3,699
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.693383	30.784208	24.67%	1,516
2016	23.137199	24.693383	6.73%	1,533
2015	24.052410	23.137199	-3.81%	1,626
2014	24.747755	24.052410	-2.81%	3,033
2013	16.631164	24.747755	48.80%	4,022
2012	15.565826	16.631164	6.84%	4,518
2011	16.471980	15.565826	-5.50%	1,903
2010	13.117881	16.471980	25.57%	723
2009*	10.000000	13.117881	31.18%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	21.915395	25.731830	17.41%	1,917
2016	19.929870	21.915395	9.96%	3,650
2015	19.848014	19.929870	0.41%	2,360
2014	18.344255	19.848014	8.20%	3,263
2013	13.767114	18.344255	33.25%	5,989
2012	11.861110	13.767114	16.07%	6,464
2011	11.295032	11.861110	5.01%	5,980
2010	10.114523	11.295032	11.67%	6,016
2009	8.489217	10.114523	19.15%	6,804
2008	14.459102	8.489217	-41.29%	7,833
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	17.193792	21.294047	23.85%	805
2016	17.506748	17.193792	-1.79%	805
2015	17.268847	17.506748	1.38%	805
2014	18.648074	17.268847	-7.40%	805
2013	15.347924	18.648074	21.50%	805
2012	13.576253	15.347924	13.05%	805
2011	17.021868	13.576253	-20.24%	805
2010	16.484950	17.021868	3.26%	805
2009	12.393330	16.484950	33.01%	6,041
2008	26.796769	12.393330	-53.75%	6,172
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	20.169676	26.293190	30.36%	7,081
2016	19.904238	20.169676	1.33%	4,960
2015	18.136593	19.904238	9.75%	0
2014	16.092604	18.136593	12.70%	0
2013	11.865151	16.092604	35.63%	0
2012	10.321212	11.865151	14.96%	1,483
2011	10.777986	10.321212	-4.71%	1,397
2010	9.912286	10.777986	8.73%	2,043
2009	7.302708	9.912286	35.73%	1,998
2008	12.257665	7.302708	-40.42%	2,029
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.229160	40.476836	11.72%	4,750
2016	29.323992	36.229160	23.55%	5,302
2015	31.408588	29.323992	-6.64%	5,489
2014	29.120678	31.408588	7.86%	6,449
2013	21.371530	29.120678	36.26%	8,097
2012	18.222380	21.371530	17.28%	8,975
2011	20.142777	18.222380	-9.53%	9,646
2010	16.072534	20.142777	25.32%	14,826
2009	11.380298	16.072534	41.23%	19,314
2008	17.890945	11.380298	-36.39%	26,221

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.717097	17.693395	12.57%	9,819
2016	15.293505	15.717097	2.77%	9,819
2015	15.604181	15.293505	-1.99%	9,819
2014	15.463001	15.604181	0.91%	8,742
2013	13.651231	15.463001	13.27%	9,032
2012	12.539643	13.651231	8.86%	18,767
2011	13.144517	12.539643	-4.60%	22,869
2010	12.096493	13.144517	8.66%	12,436
2009*	10.000000	12.096493	20.96%	5,170
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	12.010597	13.679240	13.89%	0
2016	10.530718	12.010597	14.05%	0
2015	10.911642	10.530718	-3.49%	0
2014*	10.000000	10.911642	9.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	33.540743	37.324914	11.28%	0
2016	26.946197	33.540743	24.47%	0
2015	27.867557	26.946197	-3.31%	0
2014	26.777630	27.867557	4.07%	0
2013	19.221901	26.777630	39.31%	0
2012	16.775727	19.221901	14.58%	0
2011	16.849996	16.775727	-0.44%	0
2010	13.526570	16.849996	24.57%	0
2009	10.928234	13.526570	23.78%	0
2008	15.978244	10.928234	-31.61%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	24.209259	29.130367	20.33%	0
2016	21.890440	24.209259	10.59%	0
2015	21.869432	21.890440	0.10%	0
2014	19.475824	21.869432	12.29%	0
2013	14.900277	19.475824	30.71%	0
2012	13.004516	14.900277	14.58%	0
2011	12.893517	13.004516	0.86%	0
2010	11.340888	12.893517	13.69%	0
2009	9.067562	11.340888	25.07%	0
2008	14.571301	9.067562	-37.77%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.440136	31.729066	20.00%	1,135
2016	23.964692	26.440136	10.33%	1,156
2015	23.998348	23.964692	-0.14%	629
2014	21.432260	23.998348	11.97%	758
2013	16.437233	21.432260	30.39%	816
2012	14.378653	16.437233	14.32%	2,699
2011	14.292008	14.378653	0.61%	816
2010	12.604071	14.292008	13.39%	1,683
2009	10.100675	12.604071	24.78%	2,833
2008	16.277754	10.100675	-37.95%	3,085

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	20.920918	23.888237	14.18%	0
2016	19.145620	20.920918	9.27%	0
2015	19.977224	19.145620	-4.16%	0
2014	17.786269	19.977224	12.32%	0
2013	13.373043	17.786269	33.00%	0
2012	12.063804	13.373043	10.85%	0
2011	12.076572	12.063804	-0.11%	0
2010	10.624402	12.076572	13.67%	0
2009	8.023382	10.624402	32.42%	0
2008	12.359134	8.023382	-35.08%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.500393	10.753538	2.41%	1,092
2016	9.735259	10.500393	7.86%	1,662
2015	9.932141	9.735259	-1.98%	0
2014*	10.000000	9.932141	-0.68%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	25.495188	26.897430	5.50%	3,311
2016	22.485259	25.495188	13.39%	4,152
2015	23.347993	22.485259	-3.70%	4,394
2014	23.026457	23.347993	1.40%	6,400
2013	21.792580	23.026457	5.66%	14,871
2012	19.258144	21.792580	13.16%	14,833
2011	18.539600	19.258144	3.88%	15,899
2010	16.372039	18.539600	13.24%	17,405
2009	10.845850	16.372039	50.95%	22,812
2008	14.823721	10.845850	-26.83%	15,958
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.642972	12.756568	9.56%	1,103
2016	12.311882	11.642972	-5.43%	1,103
2015	13.291453	12.311882	-7.37%	1,737
2014	13.606773	13.291453	-2.32%	2,543
2013	11.836825	13.606773	14.95%	3,572
2012	10.867053	11.836825	8.92%	4,605
2011	11.616534	10.867053	-6.45%	5,190
2010	10.383188	11.616534	11.88%	5,658
2009	9.259688	10.383188	12.13%	986
2008	13.298639	9.259688	-30.37%	1,528

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.399173	16.890812	3.00%	0
2016	15.954248	16.399173	2.79%	0
2015	16.154730	15.954248	-1.24%	0
2014	15.721566	16.154730	2.76%	0
2013	15.717692	15.721566	0.02%	0
2012	14.470064	15.717692	8.62%	0
2011	14.291075	14.470064	1.25%	0
2010	13.303989	14.291075	7.42%	0
2009	11.158186	13.303989	19.23%	0
2008	12.156884	11.158186	-8.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	15.990212	16.424287	2.71%	13,402
2016	15.600330	15.990212	2.50%	62,042
2015	15.827452	15.600330	-1.43%	62,731
2014	15.444773	15.827452	2.48%	62,571
2013	15.484564	15.444773	-0.26%	58,974
2012	14.291345	15.484564	8.35%	59,714
2011	14.153612	14.291345	0.97%	63,009
2010	13.203079	14.153612	7.20%	51,120
2009	11.099298	13.203079	18.95%	50,819
2008	12.127383	11.099298	-8.48%	47,899
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	19.817872	22.355409	12.80%	21,093
2016	19.432688	19.817872	1.98%	23,905
2015	19.623978	19.432688	-0.97%	24,577
2014	18.755826	19.623978	4.63%	24,628
2013	16.398247	18.755826	14.38%	26,995
2012	14.733536	16.398247	11.30%	32,110
2011	15.293162	14.733536	-3.66%	45,418
2010	13.533738	15.293162	13.00%	43,908
2009	10.602131	13.533738	27.65%	53,626
2008	15.045472	10.602131	-29.53%	64,017
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	15.840697	17.837974	12.61%	11,537
2016	15.558478	15.840697	1.81%	12,016
2015	15.725095	15.558478	-1.06%	12,454
2014	15.050377	15.725095	4.48%	14,224
2013	13.180596	15.050377	14.19%	16,544
2012	11.862605	13.180596	11.11%	27,001
2011	12.329366	11.862605	-3.79%	31,324
2010	10.927955	12.329366	12.82%	34,029
2009	8.572729	10.927955	27.47%	40,220
2008	12.180265	8.572729	-29.62%	37,944

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	17.991076	21.141809	17.51%	12,617
2016	17.756331	17.991076	1.32%	15,339
2015	17.941041	17.756331	-1.03%	16,754
2014	17.136832	17.941041	4.69%	18,290
2013	14.149232	17.136832	21.11%	19,131
2012	12.392029	14.149232	14.18%	45,013
2011	13.353474	12.392029	-7.20%	51,404
2010	11.610197	13.353474	15.02%	61,706
2009	8.831651	11.610197	31.46%	65,522
2008	13.912450	8.831651	-36.52%	75,963
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	13.690995	16.060831	17.31%	10,074
2016	13.534411	13.690995	1.16%	10,251
2015	13.696411	13.534411	-1.18%	10,532
2014	13.106856	13.696411	4.50%	11,394
2013	10.844001	13.106856	20.87%	12,557
2012	9.515618	10.844001	13.96%	14,118
2011	10.275341	9.515618	-7.39%	17,997
2010	8.945644	10.275341	14.86%	18,818
2009	6.824261	8.945644	31.09%	19,106
2008	10.760962	6.824261	-36.58%	20,256
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	22.745195	26.176699	15.09%	33,851
2016	21.439719	22.745195	6.09%	34,870
2015	21.546925	21.439719	-0.50%	38,220
2014	19.769607	21.546925	8.99%	40,744
2013	16.710819	19.769607	18.30%	58,394
2012	14.684320	16.710819	13.80%	80,077
2011	15.414793	14.684320	-4.74%	101,281
2010	13.196548	15.414793	16.81%	116,483
2009	9.634359	13.196548	36.97%	144,618
2008	14.750153	9.634359	-34.68%	152,542
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	19.263330	22.144781	14.96%	14,089
2016	18.188043	19.263330	5.91%	20,130
2015	18.305788	18.188043	-0.64%	22,316
2014	16.806857	18.305788	8.92%	25,534
2013	14.232259	16.806857	18.09%	28,614
2012	12.520725	14.232259	13.67%	33,340
2011	13.150059	12.520725	-4.79%	38,503
2010	11.279927	13.150059	16.58%	43,331
2009	8.237160	11.279927	36.94%	59,219
2008	12.635094	8.237160	-34.81%	58,204

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	16.528434	20.251670	22.53%	549
2016	16.247111	16.528434	1.73%	549
2015	16.223519	16.247111	0.15%	554
2014	14.778743	16.223519	9.78%	560
2013	10.786885	14.778743	37.01%	564
2012	8.887072	10.786885	21.38%	600
2011	9.224306	8.887072	-3.66%	610
2010	7.891810	9.224306	16.88%	610
2009	5.865059	7.891810	34.56%	716
2008	10.073376	5.865059	-41.78%	760
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	16.121835	19.712188	22.27%	4,763
2016	15.862421	16.121835	1.64%	4,935
2015	15.860169	15.862421	0.01%	5,139
2014	14.477180	15.860169	9.55%	6,692
2013	10.577239	14.477180	36.87%	7,365
2012	8.739887	10.577239	21.02%	9,941
2011	9.079295	8.739887	-3.74%	10,872
2010	7.772932	9.079295	16.81%	12,767
2009	5.782118	7.772932	34.43%	16,384
2008	9.957974	5.782118	-41.93%	22,583
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	24.224294	27.053570	11.68%	62,348
2016	20.752955	24.224294	16.73%	69,078
2015	21.856202	20.752955	-5.05%	77,029
2014	20.319974	21.856202	7.56%	79,143
2013	16.033788	20.319974	26.73%	93,161
2012	13.820665	16.033788	16.01%	119,233
2011	13.841102	13.820665	-0.15%	152,435
2010	12.147946	13.841102	13.94%	183,463
2009	9.436690	12.147946	28.73%	210,759
2008	16.636879	9.436690	-43.28%	245,654
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.186190	23.628253	11.53%	19,967
2016	18.180083	21.186190	16.54%	28,101
2015	19.176489	18.180083	-5.20%	30,850
2014	17.856070	19.176489	7.39%	39,639
2013	14.109956	17.856070	26.55%	42,373
2012	12.176154	14.109956	15.88%	50,873
2011	12.218865	12.176154	-0.35%	70,797
2010	10.740099	12.218865	13.77%	91,192
2009	8.352525	10.740099	28.59%	110,208
2008	14.753209	8.352525	-43.39%	119,450

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	12.493290	12.452750	-0.32%	16,947
2016	12.593398	12.493290	-0.79%	12,041
2015	12.717030	12.593398	-0.97%	17,850
2014	12.844204	12.717030	-0.99%	22,180
2013	12.970178	12.844204	-0.97%	32,012
2012	13.083754	12.970178	-0.87%	44,224
2011	13.201136	13.083754	-0.89%	50,051
2010	13.302157	13.201136	-0.76%	59,177
2009	13.340351	13.302157	-0.29%	99,827
2008	13.079017	13.340351	2.00%	228,553
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	24.978328	28.876911	15.61%	61,367
2016	21.760336	24.978328	14.79%	71,701
2015	22.509272	21.760336	-3.33%	81,625
2014	20.597286	22.509272	9.28%	89,624
2013	15.589187	20.597286	32.13%	119,151
2012	13.299672	15.589187	17.21%	152,706
2011	13.225489	13.299672	0.56%	175,556
2010	11.650722	13.225489	13.52%	204,796
2009	9.254740	11.650722	25.89%	249,796
2008	16.055564	9.254740	-42.36%	285,570
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	18.773548	21.673803	15.45%	16,470
2016	16.374093	18.773548	14.65%	17,358
2015	16.970265	16.374093	-3.51%	20,331
2014	15.551200	16.970265	9.13%	27,197
2013	11.788643	15.551200	31.92%	27,914
2012	10.070411	11.788643	17.06%	33,622
2011	10.035555	10.070411	0.35%	52,379
2010	8.849505	10.035555	13.40%	62,271
2009	7.037639	8.849505	25.75%	79,509
2008	12.235108	7.037639	-42.48%	90,498
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	23.917043	31.966686	33.66%	89,364
2016	23.986783	23.917043	-0.29%	108,356
2015	22.632861	23.986783	5.98%	121,132
2014	20.561059	22.632861	10.08%	133,495
2013	15.248257	20.561059	34.84%	159,322
2012	13.446762	15.248257	13.40%	315,617
2011	13.563151	13.446762	-0.86%	355,467
2010	11.043394	13.563151	22.82%	404,209
2009	8.704730	11.043394	26.87%	455,928
2008	16.663772	8.704730	-47.76%	511,800

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	12.465495	16.637931	33.47%	53,600
2016	12.522194	12.465495	-0.45%	64,767
2015	11.831779	12.522194	5.84%	70,946
2014	10.765668	11.831779	9.90%	82,714
2013	7.995843	10.765668	34.64%	94,552
2012	7.059981	7.995843	13.26%	115,864
2011	7.133469	7.059981	-1.03%	154,643
2010	5.817355	7.133469	22.62%	183,576
2009	4.591973	5.817355	26.69%	215,044
2008	8.802968	4.591973	-47.84%	244,290
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	16.365217	17.347648	6.00%	46,392
2016	14.452874	16.365217	13.23%	50,316
2015	15.168561	14.452874	-4.72%	57,913
2014	15.158890	15.168561	0.06%	60,356
2013	14.462502	15.158890	4.82%	71,396
2012	12.792871	14.462502	13.05%	89,560
2011	12.433684	12.792871	2.89%	115,157
2010	11.037422	12.433684	12.65%	133,774
2009	7.754420	11.037422	42.34%	172,721
2008	10.452551	7.754420	-25.81%	207,660
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	16.997570	17.991426	5.85%	6,072
2016	15.038067	16.997570	13.03%	12,969
2015	15.800780	15.038067	-4.83%	14,062
2014	15.817352	15.800780	-0.10%	15,180
2013	15.115813	15.817352	4.64%	16,805
2012	13.397108	15.115813	12.83%	19,649
2011	13.047312	13.397108	2.68%	30,558
2010	11.593895	13.047312	12.54%	37,363
2009	8.163039	11.593895	42.03%	45,163
2008	11.014746	8.163039	-25.89%	55,788
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	25.523601	30.755836	20.50%	130,921
2016	23.047344	25.523601	10.74%	138,376
2015	22.973606	23.047344	0.32%	145,891
2014	20.432836	22.973606	12.43%	165,406
2013	15.606958	20.432836	30.92%	182,261
2012	13.600397	15.606958	14.75%	235,179
2011	13.462997	13.600397	1.02%	260,908
2010	11.822758	13.462997	13.87%	308,853
2009	9.432527	11.822758	25.34%	347,386
2008	15.123258	9.432527	-37.63%	419,035

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	21.326236	22.003850	3.18%	53,438
2016	20.565938	21.326236	3.70%	60,741
2015	20.898066	20.565938	-1.59%	63,122
2014	19.946718	20.898066	4.77%	71,909
2013	20.512837	19.946718	-2.76%	81,597
2012	19.566444	20.512837	4.84%	101,204
2011	18.413189	19.566444	6.26%	116,166
2010	17.252619	18.413189	6.73%	137,327
2009	15.059121	17.252619	14.57%	153,191
2008	15.722123	15.059121	-4.22%	167,403
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	67.915529	81.159047	19.50%	15,342
2016	61.188147	67.915529	10.99%	19,686
2015	62.747286	61.188147	-2.48%	22,217
2014	59.682938	62.747286	5.13%	28,989
2013	44.307304	59.682938	34.70%	33,283
2012	39.002798	44.307304	13.60%	42,338
2011	44.124793	39.002798	-11.61%	53,373
2010	34.630262	44.124793	27.42%	76,954
2009	24.983048	34.630262	38.62%	81,789
2008	41.717803	24.983048	-40.11%	89,544
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.286151	45.688674	19.33%	25,969
2016	34.552113	38.286151	10.81%	26,851
2015	35.478968	34.552113	-2.61%	39,458
2014	33.798683	35.478968	4.97%	43,781
2013	25.127032	33.798683	34.51%	48,408
2012	22.155074	25.127032	13.41%	60,269
2011	25.102735	22.155074	-11.74%	80,219
2010	19.721446	25.102735	27.29%	97,303
2009	14.254287	19.721446	38.35%	117,985
2008	23.841132	14.254287	-40.21%	150,072
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	16.039655	20.660043	28.81%	20,936
2016	17.075770	16.039655	-6.07%	22,048
2015	16.666506	17.075770	2.46%	24,608
2014	18.330796	16.666506	-9.08%	26,852
2013	14.201848	18.330796	29.07%	35,082
2012	11.901001	14.201848	19.33%	92,139
2011	14.523031	11.901001	-18.05%	110,429
2010	12.982854	14.523031	11.86%	125,077
2009	10.371859	12.982854	25.17%	138,505
2008	18.663600	10.371859	-44.43%	152,455

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	11.038575	14.205702	28.69%	29,083
2016	11.769834	11.038575	-6.21%	35,725
2015	11.509301	11.769834	2.26%	38,185
2014	12.677364	11.509301	-9.21%	39,106
2013	9.837702	12.677364	28.87%	41,007
2012	8.255055	9.837702	19.17%	45,095
2011	10.087440	8.255055	-18.17%	51,975
2010	9.030714	10.087440	11.70%	57,616
2009	7.226982	9.030714	24.96%	63,854
2008	13.026546	7.226982	-44.52%	75,388
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	21.660267	24.775675	14.38%	2,559
2016	19.552039	21.660267	10.78%	2,662
2015	19.912136	19.552039	-1.81%	2,780
2014	18.070310	19.912136	10.19%	2,898
2013	13.797295	18.070310	30.97%	3,014
2012	11.537074	13.797295	19.59%	5,354
2011	11.958264	11.537074	-3.52%	6,509
2010	10.259695	11.958264	16.56%	6,639
2009	7.280455	10.259695	40.92%	6,940
2008	13.753820	7.280455	-47.07%	9,456
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	21.144954	24.150219	14.21%	0
2016	19.119200	21.144954	10.60%	0
2015	19.502084	19.119200	-1.96%	0
2014	17.729972	19.502084	10.00%	440
2013	13.548785	17.729972	30.86%	708
2012	11.353009	13.548785	19.34%	1,611
2011	11.783041	11.353009	-3.65%	3,011
2010	10.127985	11.783041	16.34%	3,086
2009	7.199106	10.127985	40.68%	3,212
2008	13.618410	7.199106	-47.14%	3,343
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	25.942992	30.618316	18.02%	0
2016	23.935538	25.942992	8.39%	0
2015	24.939144	23.935538	-4.02%	0
2014	23.610915	24.939144	5.63%	0
2013	18.283027	23.610915	29.14%	0
2012	14.530237	18.283027	25.83%	0
2011	16.101401	14.530237	-9.76%	0
2010	12.861494	16.101401	25.19%	0
2009	8.253920	12.861494	55.82%	0
2008	17.076415	8.253920	-51.66%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	24.000801	28.296373	17.90%	6,141
2016	22.185516	24.000801	8.18%	6,256
2015	23.148126	22.185516	-4.16%	10,682
2014	21.952188	23.148126	5.45%	10,941
2013	17.032690	21.952188	28.88%	11,045
2012	13.540443	17.032690	25.79%	11,890
2011	15.035797	13.540443	-9.95%	13,024
2010	12.021404	15.035797	25.08%	14,255
2009	7.726774	12.021404	55.58%	16,529
2008	16.021954	7.726774	-51.77%	23,424
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.443396	14.903583	10.86%	3,562
2016	11.997500	13.443396	12.05%	3,562
2015	12.921518	11.997500	-7.15%	3,562
2014	12.690594	12.921518	1.82%	3,531
2013	10.356869	12.690594	22.53%	2,872
2012	9.070900	10.356869	14.18%	2,487
2011	9.305820	9.070900	-2.52%	973
2010	8.525575	9.305820	9.15%	973
2009	6.611583	8.525575	28.95%	973
2008*	10.000000	6.611583	-33.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	25.302214	30.272535	19.64%	0
2016	21.969810	25.302214	15.17%	0
2015	22.976567	21.969810	-4.38%	0
2014	21.291193	22.976567	7.92%	0
2013	16.536652	21.291193	28.75%	0
2012	14.891013	16.536652	11.05%	0
2011	14.150598	14.891013	5.23%	0
2010	11.818622	14.150598	19.73%	0
2009	10.145032	11.818622	16.50%	0
2008	14.026847	10.145032	-27.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	17.357909	20.109686	15.85%	0
2016	16.311087	17.357909	6.42%	0
2015	17.585152	16.311087	-7.25%	0
2014	19.932820	17.585152	-11.78%	0
2013	16.332878	19.932820	22.04%	0
2012	13.911252	16.332878	17.41%	0
2011	15.690344	13.911252	-11.34%	0
2010	14.583593	15.690344	7.59%	0
2009	10.725738	14.583593	35.97%	0
2008	18.128009	10.725738	-40.83%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	18.378951	23.113443	25.76%	1,700
2016	18.197076	18.378951	1.00%	1,862
2015	17.547352	18.197076	3.70%	1,862
2014	16.386070	17.547352	7.09%	2,530
2013	11.839821	16.386070	38.40%	3,464
2012	10.546719	11.839821	12.26%	3,480
2011	11.380263	10.546719	-7.32%	2,416
2010	9.614119	11.380263	18.37%	4,122
2009	5.862759	9.614119	63.99%	4,125
2008	11.638034	5.862759	-49.62%	2,426
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	22.891236	26.646046	16.40%	7,817
2016	19.764411	22.891236	15.82%	7,671
2015	21.282403	19.764411	-7.13%	7,713
2014	19.704174	21.282403	8.01%	9,277
2013	14.672139	19.704174	34.30%	12,419
2012	12.462247	14.672139	17.73%	15,577
2011	12.858934	12.462247	-3.08%	19,848
2010	11.226641	12.858934	14.54%	29,371
2009	8.831307	11.226641	27.12%	33,886
2008	13.895346	8.831307	-36.44%	38,688
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.206013	19.278694	12.05%	0
2016	15.761596	17.206013	9.16%	0
2015	16.895700	15.761596	-6.71%	0
2014	15.780828	16.895700	7.06%	0
2013	12.332927	15.780828	27.96%	0
2012	10.939198	12.332927	12.74%	0
2011	11.056448	10.939198	-1.06%	0
2010	10.193983	11.056448	8.46%	0
2009	8.025812	10.193983	27.01%	0
2008	11.604899	8.025812	-30.84%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.761262	18.730892	11.75%	2,303
2016	15.388312	16.761262	8.92%	2,303
2015	16.536383	15.388312	-6.94%	2,303
2014	15.488151	16.536383	6.77%	2,303
2013	12.133627	15.488151	27.65%	2,303
2012	10.787879	12.133627	12.47%	3,768
2011	10.928703	10.787879	-1.29%	2,464
2010	10.104492	10.928703	8.16%	1,109
2009	7.974964	10.104492	26.70%	513
2008	11.561088	7.974964	-31.02%	513

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	22.600628	27.460312	21.50%	0
2016	22.988435	22.600628	-1.69%	0
2015	23.844351	22.988435	-3.59%	0
2014	24.063568	23.844351	-0.91%	0
2013	20.474317	24.063568	17.53%	0
2012	17.944273	20.474317	14.10%	0
2011	19.487763	17.944273	-7.92%	0
2010	17.480532	19.487763	11.48%	29
2009	13.087856	17.480532	33.56%	29
2008	22.236216	13.087856	-41.14%	29
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	22.936424	26.095349	13.77%	0
2016	20.423713	22.936424	12.30%	0
2015	21.495942	20.423713	-4.99%	0
2014	20.791140	21.495942	3.39%	0
2013	16.303373	20.791140	27.53%	0
2012	14.842443	16.303373	9.84%	0
2011	16.013405	14.842443	-7.31%	0
2010	14.174641	16.013405	12.97%	0
2009	10.995746	14.174641	28.91%	0
2008	15.538395	10.995746	-29.23%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	14.153363	17.163752	21.27%	0
2016	14.188727	14.153363	-0.25%	0
2015	14.161232	14.188727	0.19%	0
2014	13.240153	14.161232	6.96%	0
2013	9.760888	13.240153	35.64%	0
2012*	10.000000	9.760888	-2.39%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	14.016771	16.949602	20.92%	421
2016	14.077397	14.016771	-0.43%	420
2015	14.072981	14.077397	0.03%	396
2014	13.199811	14.072981	6.62%	401
2013	9.760457	13.199811	35.24%	399
2012*	10.000000	9.760457	-2.40%	1,175
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	14.094468	16.503687	17.09%	6,564
2016	14.611697	14.094468	-3.54%	6,907
2015	16.103344	14.611697	-9.26%	7,289
2014	17.170016	16.103344	-6.21%	10,698
2013	13.860105	17.170016	23.88%	11,129
2012	11.747683	13.860105	17.98%	15,891
2011	12.787570	11.747683	-8.13%	21,028
2010	11.885573	12.787570	7.59%	34,513
2009*	10.000000	11.885573	18.86%	28,821

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.964482	11.344706	26.55%	577
2016	7.496940	8.964482	19.58%	0
2015	9.472473	7.496940	-20.86%	0
2014*	10.000000	9.472473	-5.28%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	15.629312	19.601334	25.41%	2,335
2016	15.090217	15.629312	3.57%	2,405
2015	14.595700	15.090217	3.39%	2,486
2014	13.580814	14.595700	7.47%	2,567
2013	9.997248	13.580814	35.85%	2,995
2012	8.673924	9.997248	15.26%	6,955
2011	9.336949	8.673924	-7.10%	6,222
2010	7.299439	9.336949	27.91%	7,226
2009	5.219939	7.299439	39.84%	11,972
2008	10.892766	5.219939	-52.08%	12,070
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	21.779952	27.240670	25.07%	598
2016	20.220222	21.779952	7.71%	598
2015	20.872316	20.220222	-3.12%	598
2014	22.791214	20.872316	-8.42%	5,640
2013	16.301963	22.791214	39.81%	6,843
2012	13.620584	16.301963	19.69%	5,756
2011	15.370924	13.620584	-11.39%	5,897
2010	11.421270	15.370924	34.58%	598
2009	7.081082	11.421270	61.29%	598
2008	11.826501	7.081082	-40.13%	1,029
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.213599	30.454448	16.18%	7,667
2016	23.271778	26.213599	12.64%	5,757
2015	23.728474	23.271778	-1.92%	5,926
2014	21.749231	23.728474	9.10%	1,564
2013	16.201733	21.749231	34.24%	1,423
2012	14.122739	16.201733	14.72%	5,825
2011	14.331949	14.122739	-1.46%	7,277
2010	13.016658	14.331949	10.10%	10,688
2009	10.737457	13.016658	21.23%	9,105
2008	16.126140	10.737457	-33.42%	12,733
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.456961	20.662498	25.55%	0
2016	16.007842	16.456961	2.81%	0
2015	15.208352	16.007842	5.26%	0
2014	15.189923	15.208352	0.12%	0
2013	12.021326	15.189923	26.36%	0
2012	10.474326	12.021326	14.77%	762
2011	10.771336	10.474326	-2.76%	334
2010*	10.000000	10.771336	7.71%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.229030	12.972806	26.82%	0
2016	9.761794	10.229030	4.79%	0
2015*	10.000000	9.761794	-2.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	14.193914	14.880695	4.84%	18
2016	13.543266	14.193914	4.80%	18
2015	13.794863	13.543266	-1.82%	278
2014	12.954182	13.794863	6.49%	4,885
2013	13.161384	12.954182	-1.57%	4,885
2012	12.175370	13.161384	8.10%	4,884
2011	11.667586	12.175370	4.35%	4,884
2010	11.029012	11.667586	5.79%	7,331
2009	10.185017	11.029012	8.29%	9,362
2008	11.489144	10.185017	-11.35%	9,223
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.834512	27.735007	7.36%	1,727
2016	21.707236	25.834512	19.01%	2,301
2015	22.945680	21.707236	-5.40%	1,796
2014	20.520512	22.945680	11.82%	1,833
2013	15.741940	20.520512	30.36%	1,868
2012	13.894202	15.741940	13.30%	1,032
2011	13.966317	13.894202	-0.52%	0
2010	12.467643	13.966317	12.02%	441
2009*	10.000000	12.467643	24.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.261388	18.641751	14.64%	22,764
2016	15.069046	16.261388	7.91%	27,747
2015	15.072919	15.069046	-0.03%	28,435
2014	14.501473	15.072919	3.94%	32,573
2013	11.881362	14.501473	22.05%	33,573
2012	10.371606	11.881362	14.56%	26,581
2011	10.379712	10.371606	-0.08%	29,236
2010	9.359712	10.379712	10.90%	28,377
2009	7.660582	9.359712	22.18%	58,794
2008	11.019006	7.660582	-30.48%	56,517
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.141796	12.406770	2.18%	5,235
2016	11.947450	12.141796	1.63%	5,406
2015	12.096069	11.947450	-1.23%	4,409
2014	11.638820	12.096069	3.93%	4,557
2013	12.066973	11.638820	-3.55%	7,162
2012	11.612405	12.066973	3.91%	10,921
2011	11.094374	11.612405	4.67%	11,168
2010	10.573078	11.094374	4.93%	12,090
2009	9.522883	10.573078	11.03%	12,411
2008	10.672698	9.522883	-10.77%	17,461

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.679124	21.626294	29.66%	13,940
2016	16.815667	16.679124	-0.81%	17,078
2015	15.942400	16.815667	5.48%	19,009
2014	15.813162	15.942400	0.82%	25,726
2013	12.416574	15.813162	27.36%	24,168
2012	10.273265	12.416574	20.86%	27,868
2011	11.442002	10.273265	-10.21%	28,108
2010	10.384069	11.442002	10.19%	52,588
2009	7.407273	10.384069	40.19%	49,598
2008	12.193335	7.407273	-39.25%	45,156
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.344180	21.944322	26.52%	6,851
2016	16.063002	17.344180	7.98%	10,190
2015	15.245408	16.063002	5.36%	13,734
2014	14.249892	15.245408	6.99%	12,924
2013	11.105420	14.249892	28.31%	14,468
2012	9.555100	11.105420	16.23%	16,131
2011	10.126149	9.555100	-5.64%	15,709
2010	8.653939	10.126149	17.01%	28,994
2009	6.298622	8.653939	37.39%	25,432
2008	11.404764	6.298622	-44.77%	10,566
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.188389	18.334045	20.71%	6,806
2016	13.810227	15.188389	9.98%	7,120
2015	13.799770	13.810227	0.08%	5,609
2014	12.645824	13.799770	9.13%	6,207
2013	9.606440	12.645824	31.64%	6,411
2012	8.289310	9.606440	15.89%	7,479
2011	8.564328	8.289310	-3.21%	8,778
2010	7.795247	8.564328	9.87%	18,127
2009	6.024918	7.795247	29.38%	20,340
2008	9.826071	6.024918	-38.68%	8,280
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.750238	11.362168	5.69%	0
2016	9.511987	10.750238	13.02%	0
2015	9.865283	9.511987	-3.58%	0
2014*	10.000000	9.865283	-1.35%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.768192	18.241030	23.52%	0
2016	13.137675	14.768192	12.41%	711
2015	13.430570	13.137675	-2.18%	0
2014	12.731156	13.430570	5.49%	849
2013	8.959441	12.731156	42.10%	901
2012	7.746074	8.959441	15.66%	151
2011	8.856445	7.746074	-12.54%	299
2010	7.753006	8.856445	14.23%	1,283
2009	5.119742	7.753006	51.43%	861
2008*	10.000000	5.119742	-48.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.740008	19.658707	17.44%	0
2016	15.355877	16.740008	9.01%	0
2015	15.561390	15.355877	-1.32%	0
2014	14.211752	15.561390	9.50%	0
2013	10.344916	14.211752	37.38%	0
2012	9.371977	10.344916	10.38%	0
2011	9.777336	9.371977	-4.15%	0
2010	7.991581	9.777336	22.35%	0
2009	6.137019	7.991581	30.22%	0
2008*	10.000000	6.137019	-38.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.610527	19.464724	17.18%	717
2016	15.237515	16.610527	9.01%	717
2015	15.456105	15.237515	-1.41%	717
2014	14.127472	15.456105	9.40%	717
2013	10.299467	14.127472	37.17%	837
2012	9.340481	10.299467	10.27%	837
2011	9.753136	9.340481	-4.23%	837
2010	7.973031	9.753136	22.33%	837
2009	6.135110	7.973031	29.96%	705
2008*	10.000000	6.135110	-38.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.674704	16.218746	18.60%	0
2016	12.746400	13.674704	7.28%	0
2015	13.104987	12.746400	-2.74%	0
2014	12.667705	13.104987	3.45%	0
2013	9.882693	12.667705	28.18%	0
2012	8.594467	9.882693	14.99%	0
2011	9.272542	8.594467	-7.31%	0
2010	8.147615	9.272542	13.81%	131
2009	6.370094	8.147615	27.90%	0
2008*	10.000000	6.370094	-36.30%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.325273	14.782238	10.93%	0
2016	12.684695	13.325273	5.05%	0
2015	12.949990	12.684695	-2.05%	0
2014	12.541812	12.949990	3.25%	0
2013	11.049008	12.541812	13.51%	0
2012	10.049334	11.049008	9.95%	0
2011	10.289034	10.049334	-2.33%	0
2010	9.413391	10.289034	9.30%	0
2009	7.935567	9.413391	18.62%	0
2008*	10.000000	7.935567	-20.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.697805	15.704616	14.65%	0
2016	12.891893	13.697805	6.25%	0
2015	13.197457	12.891893	-2.32%	0
2014	12.732652	13.197457	3.65%	0
2013	10.607594	12.732652	20.03%	0
2012	9.428661	10.607594	12.50%	0
2011	9.863782	9.428661	-4.41%	0
2010	8.865084	9.863782	11.27%	7,923
2009	7.211945	8.865084	22.92%	7,923
2008*	10.000000	7.211945	-27.88%	7,923
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.426212	13.084505	5.30%	10,161
2016	11.997932	12.426212	3.57%	10,161
2015	12.208714	11.997932	-1.73%	10,161
2014	11.933860	12.208714	2.30%	10,161
2013	11.487739	11.933860	3.88%	10,161
2012	10.794592	11.487739	6.42%	10,271
2011	10.751710	10.794592	0.40%	10,277
2010	10.168779	10.751710	5.73%	10,161
2009	9.088186	10.168779	11.89%	7,410
2008*	10.000000	9.088186	-9.12%	9,941
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.545635	15.283857	12.83%	23,056
2016	12.818246	13.545635	5.67%	23,056
2015	13.087205	12.818246	-2.06%	23,056
2014	12.641659	13.087205	3.52%	27,211
2013	10.839429	12.641659	16.63%	39,652
2012	9.743861	10.839429	11.24%	39,652
2011	10.077149	9.743861	-3.31%	16,596
2010	9.139671	10.077149	10.26%	12,441
2009	7.570476	9.139671	20.73%	12,441
2008*	10.000000	7.570476	-24.30%	12,441

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.633108	15.935985	16.89%	0
2016	12.798844	13.633108	6.52%	0
2015	13.126013	12.798844	-2.49%	0
2014	12.680153	13.126013	3.52%	0
2013	10.306222	12.680153	23.03%	0
2012	9.085382	10.306222	13.44%	0
2011	9.626676	9.085382	-5.62%	0
2010	8.581591	9.626676	12.18%	0
2009	6.848144	8.581591	25.31%	0
2008*	10.000000	6.848144	-31.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.120686	14.273947	8.79%	6,747
2016	12.502964	13.120686	4.94%	14,995
2015	12.765223	12.502964	-2.05%	16,216
2014	12.388432	12.765223	3.04%	22,660
2013	11.249311	12.388432	10.13%	8,099
2012	10.326071	11.249311	8.94%	8,420
2011	10.458440	10.326071	-1.27%	17,321
2010	9.688810	10.458440	7.94%	17,321
2009	8.316322	9.688810	16.50%	0
2008*	10.000000	8.316322	-16.84%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	13.141978	13.582971	3.36%	0
2016	12.600720	13.141978	4.30%	0
2015	12.820324	12.600720	-1.71%	0
2014	12.326684	12.820324	4.00%	0
2013	12.693841	12.326684	-2.89%	0
2012	11.899687	12.693841	6.67%	0
2011	11.275945	11.899687	5.53%	0
2010	10.639092	11.275945	5.99%	0
2009	9.878777	10.639092	7.70%	0
2008*	10.000000	9.878777	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.841500	13.244788	3.14%	1,305
2016	12.352577	12.841500	3.96%	10,952
2015	12.588188	12.352577	-1.87%	9,598
2014	12.147001	12.588188	3.63%	9,598
2013	12.536534	12.147001	-3.11%	9,598
2012	11.781858	12.536534	6.41%	9,908
2011	11.201767	11.781858	5.18%	9,924
2010	10.596662	11.201767	5.71%	9,598
2009	9.856894	10.596662	7.51%	0
2008*	10.000000	9.856894	-1.43%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.744608	14.120110	2.73%	0
2016	13.434900	13.744608	2.31%	0
2015	13.641160	13.434900	-1.51%	0
2014	13.137636	13.641160	3.83%	0
2013	13.547906	13.137636	-3.03%	0
2012	12.775706	13.547906	6.04%	1,391
2011	12.168531	12.775706	4.99%	1,391
2010	11.368954	12.168531	7.03%	1,933
2009	9.862726	11.368954	15.27%	1,933
2008*	10.000000	9.862726	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.368752	31.274455	39.81%	4,842
2016	21.022004	22.368752	6.41%	4,893
2015	25.349323	21.022004	-17.07%	4,942
2014	27.161802	25.349323	-6.67%	5,431
2013	27.318971	27.161802	-0.58%	0
2012	23.587845	27.318971	15.82%	0
2011	30.781373	23.587845	-23.37%	0
2010	26.823831	30.781373	14.75%	0
2009	16.613516	26.823831	61.46%	0
2008	39.889299	16.613516	-58.35%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.712949	14.869825	1.07%	11,800
2016	14.751758	14.712949	-0.26%	20,178
2015	14.916989	14.751758	-1.11%	26,178
2014	14.409298	14.916989	3.52%	26,714
2013	15.170060	14.409298	-5.01%	30,556
2012	14.869143	15.170060	2.02%	33,403
2011	14.003015	14.869143	6.19%	41,644
2010	13.498957	14.003015	3.73%	44,708
2009	13.278335	13.498957	1.66%	36,046
2008	12.451294	13.278335	6.64%	40,930
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.137447	10.078647	-0.58%	61,698
2016	10.238787	10.137447	-0.99%	58,914
2015	10.342206	10.238787	-1.00%	94,632
2014	10.446670	10.342206	-1.00%	85,605
2013	10.552187	10.446670	-1.00%	126,935
2012	10.659062	10.552187	-1.00%	45,538
2011	10.766424	10.659062	-1.00%	80,520
2010	10.875164	10.766424	-1.00%	53,271
2009	10.980406	10.875164	-0.96%	83,119
2008	10.868122	10.980406	1.03%	436,944

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.705973	10.952753	25.81%	557
2016	8.738290	8.705973	-0.37%	557
2015	9.120296	8.738290	-4.19%	557
2014	9.279200	9.120296	-1.71%	557
2013	7.972696	9.279200	16.39%	557
2012	6.989207	7.972696	14.07%	557
2011	7.844055	6.989207	-10.90%	557
2010	7.011542	7.844055	11.87%	1,495
2009	5.471068	7.011542	28.16%	5,402
2008*	10.000000	5.471068	-45.29%	4,245
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.558523	25.277002	17.25%	208
2016	19.892351	21.558523	8.38%	208
2015	20.295858	19.892351	-1.99%	208
2014	19.527355	20.295858	3.94%	426
2013	15.500963	19.527355	25.98%	705
2012	13.509461	15.500963	14.74%	877
2011	14.204040	13.509461	-4.89%	877
2010	12.516444	14.204040	13.48%	4,011
2009	9.938914	12.516444	25.93%	782
2008	15.896073	9.938914	-37.48%	1,664
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.440648	18.088389	10.02%	0
2016	15.621703	16.440648	5.24%	0
2015	15.806953	15.621703	-1.17%	0
2014	15.266599	15.806953	3.54%	0
2013	13.595717	15.266599	12.29%	0
2012	12.554940	13.595717	8.29%	0
2011	12.570282	12.554940	-0.12%	0
2010	11.562441	12.570282	8.72%	0
2009*	10.000000	11.562441	15.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.966074	21.557504	13.66%	1,084
2016	17.781020	18.966074	6.66%	1,084
2015	18.056657	17.781020	-1.53%	1,084
2014	17.335523	18.056657	4.16%	1,084
2013	14.653904	17.335523	18.30%	1,084
2012	13.186879	14.653904	11.12%	1,084
2011	13.445615	13.186879	-1.92%	0
2010	12.122932	13.445615	10.91%	0
2009*	10.000000	12.122932	21.23%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	15.099175	15.798062	4.63%	7,332
2016	14.627613	15.099175	3.22%	7,357
2015	14.736346	14.627613	-0.74%	3,347
2014	14.327794	14.736346	2.85%	3,364
2013	13.805470	14.327794	3.78%	3,404
2012	13.259019	13.805470	4.12%	4,368
2011	13.011337	13.259019	1.90%	7,285
2010	12.411400	13.011337	4.83%	3,570
2009	11.492717	12.411400	7.99%	4,090
2008	12.352793	11.492717	-6.96%	5,175
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.947736	21.183666	11.80%	21,214
2016	17.862696	18.947736	6.07%	26,816
2015	18.103717	17.862696	-1.33%	31,052
2014	17.385792	18.103717	4.13%	34,663
2013	15.057689	17.385792	15.46%	37,459
2012	13.726082	15.057689	9.70%	43,266
2011	13.870042	13.726082	-1.04%	46,132
2010	12.631544	13.870042	9.80%	48,172
2009	10.709772	12.631544	17.94%	59,008
2008	14.085176	10.709772	-23.96%	49,561
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.608668	23.806087	15.51%	436
2016	19.188790	20.608668	7.40%	12,804
2015	19.525104	19.188790	-1.72%	10,492
2014	18.790860	19.525104	3.91%	10,520
2013	15.509899	18.790860	21.15%	10,588
2012	13.771884	15.509899	12.62%	10,669
2011	14.212952	13.771884	-3.10%	16,928
2010	12.723488	14.212952	11.71%	24,775
2009	10.331816	12.723488	23.15%	24,956
2008	15.211263	10.331816	-32.08%	27,501
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.297189	18.702064	8.12%	8,059
2016	16.528815	17.297189	4.65%	11,440
2015	16.700869	16.528815	-1.03%	22,109
2014	16.106210	16.700869	3.69%	25,529
2013	14.723649	16.106210	9.39%	26,399
2012	13.765955	14.723649	6.96%	27,717
2011	13.623733	13.765955	1.04%	10,383
2010	12.681301	13.623733	7.43%	16,314
2009	11.181252	12.681301	13.42%	16,696
2008	13.294216	11.181252	-15.89%	18,753

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.727495	31.167269	26.04%	0
2016	24.101153	24.727495	2.60%	0
2015	23.164826	24.101153	4.04%	0
2014	21.506297	23.164826	7.71%	0
2013	15.890965	21.506297	35.34%	0
2012	13.524717	15.890965	17.50%	0
2011	13.973162	13.524717	-3.21%	0
2010	12.972674	13.973162	7.71%	0
2009*	10.000000	12.972674	29.73%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	24.238125	30.491825	25.80%	244,323
2016	23.694600	24.238125	2.29%	292,582
2015	22.832838	23.694600	3.77%	326,666
2014	21.244456	22.832838	7.48%	371,338
2013	15.745602	21.244456	34.92%	426,306
2012	13.430822	15.745602	17.23%	614,021
2011	13.913349	13.430822	-3.47%	730,450
2010	12.950827	13.913349	7.43%	858,287
2009*	10.000000	12.950827	29.51%	74
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	31.929460	36.598970	14.62%	0
2016	26.811314	31.929460	19.09%	0
2015	27.786300	26.811314	-3.51%	0
2014	25.650576	27.786300	8.33%	0
2013	19.473877	25.650576	31.72%	0
2012	16.745152	19.473877	16.30%	0
2011	17.355515	16.745152	-3.52%	0
2010	13.891031	17.355515	24.94%	0
2009	10.260159	13.891031	35.39%	0
2008	16.311709	10.260159	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	29.557933	33.820711	14.42%	8,147
2016	24.877023	29.557933	18.82%	7,964
2015	25.844677	24.877023	-3.74%	2,623
2014	23.911617	25.844677	8.08%	2,998
2013	18.186621	23.911617	31.48%	3,263
2012	15.664662	18.186621	16.10%	2,883
2011	16.258004	15.664662	-3.65%	3,876
2010	13.047357	16.258004	24.61%	6,071
2009	9.654979	13.047357	35.14%	6,137
2008	15.386196	9.654979	-37.25%	8,785

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.505736	13.056960	24.28%	0
2016	10.880493	10.505736	-3.44%	0
2015	11.062793	10.880493	-1.65%	0
2014	11.327685	11.062793	-2.34%	0
2013	9.450257	11.327685	19.87%	115
2012	8.263434	9.450257	14.36%	115
2011	9.235504	8.263434	-10.53%	115
2010	8.197110	9.235504	12.67%	115
2009	6.083365	8.197110	34.75%	115
2008*	10.000000	6.083365	-39.17%	2,205
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.851281	10.771922	21.70%	0
2016	8.496474	8.851281	4.18%	0
2015	9.045355	8.496474	-6.07%	0
2014*	10.000000	9.045355	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.793609	10.667779	21.31%	1,352
2016	8.460726	8.793609	3.93%	1,881
2015	9.028829	8.460726	-6.29%	2,019
2014*	10.000000	9.028829	-9.71%	2,235
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.225506	19.577507	28.58%	0
2016	15.078810	15.225506	0.97%	0
2015	14.768912	15.078810	2.10%	695
2014	13.543635	14.768912	9.05%	0
2013	10.177839	13.543635	33.07%	0
2012	8.852143	10.177839	14.98%	48
2011	9.240064	8.852143	-4.20%	0
2010	8.090754	9.240064	14.21%	0
2009	6.318001	8.090754	28.06%	0
2008*	10.000000	6.318001	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.397824	17.433581	13.22%	7,412
2016	13.402450	15.397824	14.89%	17,138
2015	14.019590	13.402450	-4.40%	17,589
2014	12.845406	14.019590	9.14%	17,986
2013	9.609265	12.845406	33.68%	18,711
2012	8.254459	9.609265	16.41%	19,677
2011	8.878589	8.254459	-7.03%	20,145
2010	7.954382	8.878589	11.62%	27,429
2009	6.306107	7.954382	26.14%	28,167
2008*	10.000000	6.306107	-36.94%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.328203	19.351995	26.25%	938
2016	14.598589	15.328203	5.00%	260
2015	14.797188	14.598589	-1.34%	25
2014	14.410604	14.797188	2.68%	0
2013	10.501822	14.410604	37.22%	0
2012	9.253085	10.501822	13.50%	1,709
2011	9.781752	9.253085	-5.40%	511
2010	7.812634	9.781752	25.20%	511
2009	6.228167	7.812634	25.44%	511
2008*	10.000000	6.228167	-37.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.921847	22.452626	12.70%	7,456
2016	17.111925	19.921847	16.42%	8,048
2015	17.798363	17.111925	-3.86%	0
2014	15.363329	17.798363	15.85%	334
2013	11.437765	15.363329	34.32%	240
2012	9.930372	11.437765	15.18%	167
2011	10.268837	9.930372	-3.30%	0
2010	8.670329	10.268837	18.44%	0
2009	6.712608	8.670329	29.16%	0
2008*	10.000000	6.712608	-32.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.562984	21.673337	23.40%	86
2016	16.417004	17.562984	6.98%	853
2015	16.495457	16.417004	-0.48%	2,874
2014	16.249621	16.495457	1.51%	2,510
2013	11.402347	16.249621	42.51%	1,250
2012	10.184360	11.402347	11.96%	2,329
2011	10.376370	10.184360	-1.85%	6,096
2010	8.377900	10.376370	23.85%	5,007
2009	6.653633	8.377900	25.91%	9,123
2008	12.571035	6.653633	-47.07%	13,294
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	30.456328	32.885405	7.98%	0
2016	24.428255	30.456328	24.68%	0
2015	26.256283	24.428255	-6.96%	0
2014	24.781334	26.256283	5.95%	0
2013	17.828698	24.781334	39.00%	0
2012	14.952192	17.828698	19.24%	0
2011	15.909591	14.952192	-6.02%	0
2010	12.693207	15.909591	25.34%	0
2009	10.158372	12.693207	24.95%	0
2008	15.123745	10.158372	-32.83%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	27.310035	29.404325	7.67%	913
2016	21.960253	27.310035	24.36%	1,072
2015	23.670797	21.960253	-7.23%	1,072
2014	22.394841	23.670797	5.70%	1,899
2013	16.155096	22.394841	38.62%	2,068
2012	13.564419	16.155096	19.10%	5,538
2011	14.491400	13.564419	-6.40%	3,454
2010	11.573634	14.491400	25.21%	10,874
2009	9.288505	11.573634	24.60%	7,981
2008	13.858908	9.288505	-32.98%	5,510
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	30.138443	33.862281	12.36%	0
2016	24.783458	30.138443	21.61%	0
2015	25.449952	24.783458	-2.62%	0
2014	25.499157	25.449952	-0.19%	0
2013	18.279204	25.499157	39.50%	0
2012	15.986024	18.279204	14.34%	0
2011	17.097617	15.986024	-6.50%	0
2010	13.780937	17.097617	24.07%	0
2009	10.334031	13.780937	33.35%	0
2008	16.887867	10.334031	-38.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	29.858703	33.462720	12.07%	556
2016	24.611255	29.858703	21.32%	468
2015	25.340074	24.611255	-2.88%	878
2014	25.454501	25.340074	-0.45%	826
2013	18.293401	25.454501	39.15%	894
2012	16.036736	18.293401	14.07%	2,764
2011	17.196306	16.036736	-6.74%	3,795
2010	13.898215	17.196306	23.73%	4,829
2009	10.443086	13.898215	33.09%	6,321
2008	17.111902	10.443086	-38.97%	7,686
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	16.192015	19.275897	19.05%	0
2016	14.713434	16.192015	10.05%	0
2015	14.764328	14.713434	-0.34%	0
2014	13.337449	14.764328	10.70%	0
2013	10.300588	13.337449	29.48%	0
2012	9.139329	10.300588	12.71%	25
2011	9.196672	9.139329	-0.62%	0
2010	8.204600	9.196672	12.09%	2,002
2009	6.600587	8.204600	24.30%	2,002
2008	11.418896	6.600587	-42.20%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.333055	15.061818	5.08%	916
2016	13.508008	14.333055	6.11%	732
2015	14.463111	13.508008	-6.60%	732
2014	11.359634	14.463111	27.32%	733
2013	11.172691	11.359634	1.67%	1,067
2012	9.764370	11.172691	14.42%	1,866
2011	9.292393	9.764370	5.08%	2,492
2010	7.230118	9.292393	28.52%	5,675
2009	5.595654	7.230118	29.21%	13,178
2008*	10.000000	5.595654	-44.04%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.773834	10.834827	0.57%	2,323
2016	10.617797	10.773834	1.47%	0
2015	10.761753	10.617797	-1.34%	3,259
2014	10.817035	10.761753	-0.51%	0
2013	10.914791	10.817035	-0.90%	0
2012	10.650053	10.914791	2.49%	0
2011	10.619488	10.650053	0.29%	0
2010	10.473321	10.619488	1.40%	0
2009	9.876921	10.473321	6.04%	3,950
2008*	10.000000	9.876921	-1.23%	4,291
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.403789	17.499752	21.49%	0
2016	14.388405	14.403789	0.11%	0
2015	15.124011	14.388405	-4.86%	0
2014	16.631742	15.124011	-9.07%	0
2013	13.988765	16.631742	18.89%	220
2012	11.818233	13.988765	18.37%	139
2011	13.631293	11.818233	-13.30%	1,680
2010	12.947279	13.631293	5.28%	3,010
2009*	10.000000	12.947279	29.47%	4,630
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.893099	26.841764	17.25%	2,178
2016	21.047959	22.893099	8.77%	2,178
2015	21.359597	21.047959	-1.46%	2,178
2014	19.546100	21.359597	9.28%	1,684
2013	14.348123	19.546100	36.23%	2,288
2012	13.059508	14.348123	9.87%	2,288
2011	13.610405	13.059508	-4.05%	2,318
2010	11.190264	13.610405	21.63%	2,318
2009	8.600466	11.190264	30.11%	30
2008	14.345864	8.600466	-40.05%	441

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	24.497205	33.145321	35.30%	0
2016	24.723721	24.497205	-0.92%	0
2015	24.025864	24.723721	2.90%	0
2014	23.724714	24.025864	1.27%	0
2013	18.824038	23.724714	26.03%	0
2012	15.680220	18.824038	20.05%	0
2011	17.270013	15.680220	-9.21%	0
2010	15.042769	17.270013	14.81%	0
2009	10.871077	15.042769	38.37%	0
2008	18.359400	10.871077	-40.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.646039	31.912786	34.96%	6,833
2016	23.921797	23.646039	-1.15%	10,826
2015	23.307494	23.921797	2.64%	12,729
2014	23.068627	23.307494	1.04%	11,614
2013	18.349010	23.068627	25.72%	2,610
2012	15.324249	18.349010	19.74%	2,617
2011	16.921641	15.324249	-9.44%	4,752
2010	14.772702	16.921641	14.55%	4,913
2009	10.707884	14.772702	37.96%	10,589
2008	18.126951	10.707884	-40.93%	14,692
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.438293	10.982397	5.21%	0
2016	9.896891	10.438293	5.47%	0
2015	10.228057	9.896891	-3.24%	0
2014	10.046185	10.228057	1.81%	0
2013	10.161111	10.046185	-1.13%	0
2012*	10.000000	10.161111	1.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	19.574187	20.548771	4.98%	8,494
2016	18.605727	19.574187	5.21%	9,698
2015	19.273920	18.605727	-3.47%	10,665
2014	18.995346	19.273920	1.47%	12,366
2013	19.257879	18.995346	-1.36%	13,519
2012	17.192194	19.257879	12.02%	15,912
2011	17.253417	17.192194	-0.35%	16,504
2010	15.184533	17.253417	13.62%	31,992
2009	12.953430	15.184533	17.22%	53,211
2008	15.300600	12.953430	-15.34%	55,067
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.899642	11.140931	25.18%	0
2016	9.240203	8.899642	-3.69%	0
2015	9.052368	9.240203	2.07%	0
2014*	10.000000	9.052368	-9.48%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	21.820731	25.196924	15.47%	3,589
2016	19.803133	21.820731	10.19%	3,766
2015	19.400424	19.803133	2.08%	3,766
2014	17.750267	19.400424	9.30%	3,766
2013	13.640989	17.750267	30.12%	3,766
2012	11.816480	13.640989	15.44%	4,424
2011	11.973245	11.816480	-1.31%	6,729
2010	10.441670	11.973245	14.67%	14,285
2009	8.240331	10.441670	26.71%	7,869
2008	13.562166	8.240331	-39.24%	13,220
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	33.302571	37.637894	13.02%	0
2016	28.494013	33.302571	16.88%	0
2015	30.586149	28.494013	-6.84%	0
2014	27.601300	30.586149	10.81%	0
2013	19.770809	27.601300	39.61%	0
2012	16.926392	19.770809	16.80%	0
2011	17.483819	16.926392	-3.19%	0
2010	14.310718	17.483819	22.17%	0
2009	10.536240	14.310718	35.82%	0
2008	17.118717	10.536240	-38.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	18.572929	20.945513	12.77%	576
2016	15.942650	18.572929	16.50%	1,371
2015	17.148682	15.942650	-7.03%	1,585
2014	15.513834	17.148682	10.54%	649
2013	11.143614	15.513834	39.22%	943
2012	9.566096	11.143614	16.49%	118
2011	9.898397	9.566096	-3.36%	1,727
2010	8.125010	9.898397	21.83%	2,196
2009	5.995678	8.125010	35.51%	2,224
2008	9.768857	5.995678	-38.62%	2,040
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.531301	11.445993	8.69%	836
2016	9.395887	10.531301	12.08%	867
2015	9.720707	9.395887	-3.34%	0
2014*	10.000000	9.720707	-2.79%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.341066	12.433246	9.63%	1,352
2016	11.132081	11.341066	1.88%	1,352
2015	12.113738	11.132081	-8.10%	1,352
2014	12.199383	12.113738	-0.70%	1,352
2013	13.188713	12.199383	-7.50%	1,352
2012	12.659862	13.188713	4.18%	11,325
2011	11.794721	12.659862	7.33%	16,320
2010	10.892947	11.794721	8.28%	10,779
2009*	10.000000	10.892947	8.93%	4,024

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.725339	11.753759	0.24%	13,585
2016	11.690885	11.725339	0.29%	27,230
2015	11.784374	11.690885	-0.79%	25,075
2014	11.815006	11.784374	-0.26%	28,106
2013	11.962122	11.815006	-1.23%	37,395
2012	11.426241	11.962122	4.69%	53,654
2011	11.426181	11.426241	0.00%	58,911
2010	10.972580	11.426181	4.13%	39,876
2009*	10.000000	10.972580	9.73%	31,592
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.286882	12.87%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.355922	13.421061	29.60%	2,114
2016*	10.000000	10.355922	3.56%	2,114
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.870377	18.635274	25.32%	0
2016	15.397925	14.870377	-3.43%	0
2015	15.531680	15.397925	-0.86%	0
2014	16.829185	15.531680	-7.71%	0
2013	13.273234	16.829185	26.79%	0
2012	10.997405	13.273234	20.69%	0
2011	13.372878	10.997405	-17.76%	0
2010	12.277007	13.372878	8.93%	1,052
2009	9.949966	12.277007	23.39%	1,052
2008	17.931913	9.949966	-44.51%	1,052
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	27.665339	29.545446	6.80%	0
2016	21.918028	27.665339	26.22%	0
2015	23.119453	21.918028	-5.20%	0
2014	22.577654	23.119453	2.40%	0
2013	16.335552	22.577654	38.21%	0
2012	14.044865	16.335552	16.31%	0
2011	14.890222	14.044865	-5.68%	0
2010	11.938474	14.890222	24.72%	0
2009	9.168127	11.938474	30.22%	0
2008	15.272243	9.168127	-39.97%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.857138	7.625429	-2.95%	1,145
2016	5.533870	7.857138	41.98%	2,316
2015	8.421726	5.533870	-34.29%	0
2014	10.547418	8.421726	-20.15%	0
2013	9.659472	10.547418	9.19%	0
2012*	10.000000	9.659472	-3.41%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	8.014779	7.800107	-2.68%	9,272
2016	5.633231	8.014779	42.28%	9,272
2015	8.549849	5.633231	-34.11%	9,272
2014	10.675687	8.549849	-19.91%	9,272
2013	9.755843	10.675687	9.43%	9,272
2012*	10.000000	9.755843	-2.44%	10,318
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.598020	30.649906	24.60%	217
2016	23.059461	24.598020	6.67%	1,316
2015	23.983707	23.059461	-3.85%	1,520
2014	24.689546	23.983707	-2.86%	2,532
2013	16.600420	24.689546	48.73%	2,435
2012	15.544916	16.600420	6.79%	1,021
2011	16.458136	15.544916	-5.55%	1,021
2010	13.113465	16.458136	25.51%	3,728
2009*	10.000000	13.113465	31.13%	1,542

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	21.751388	25.526413	17.36%	253
2016	19.790682	21.751388	9.91%	269
2015	19.719361	19.790682	0.36%	390
2014	18.234563	19.719361	8.14%	407
2013	13.691702	18.234563	33.18%	423
2012	11.802116	13.691702	16.01%	951
2011	11.244524	11.802116	4.96%	637
2010	10.074376	11.244524	11.62%	1,977
2009	8.459785	10.074376	19.09%	1,994
2008	14.416279	8.459785	-41.32%	2,299
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	17.065043	21.123950	23.78%	0
2016	17.384406	17.065043	-1.84%	0
2015	17.156847	17.384406	1.33%	0
2014	18.536485	17.156847	-7.44%	159
2013	15.263780	18.536485	21.44%	167
2012	13.508658	15.263780	12.99%	175
2011	16.945679	13.508658	-20.28%	237
2010	16.419454	16.945679	3.20%	288
2009	12.350323	16.419454	32.95%	197
2008	26.717335	12.350323	-53.77%	818
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	20.018721	26.083276	30.29%	0
2016	19.765224	20.018721	1.28%	0
2015	18.019022	19.765224	9.69%	0
2014	15.996361	18.019022	12.64%	0
2013	11.800145	15.996361	35.56%	0
2012	10.269879	11.800145	14.90%	0
2011	10.729789	10.269879	-4.76%	500
2010	9.872931	10.729789	8.68%	107
2009	7.277384	9.872931	35.67%	188
2008	12.221347	7.277384	-40.45%	290
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.958031	40.153698	11.67%	3,603
2016	29.119193	35.958031	23.49%	4,382
2015	31.205001	29.119193	-6.68%	4,755
2014	28.946538	31.205001	7.80%	5,561
2013	21.254453	28.946538	36.19%	5,570
2012	18.131729	21.254453	17.22%	6,066
2011	20.052672	18.131729	-9.58%	5,908
2010	16.008715	20.052672	25.26%	16,912
2009	11.340835	16.008715	41.16%	17,048
2008	17.837938	11.340835	-36.42%	13,782

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.656349	17.616130	12.52%	1,881
2016	15.242066	15.656349	2.72%	3,578
2015	15.559553	15.242066	-2.04%	3,496
2014	15.426583	15.559553	0.86%	3,691
2013	13.625966	15.426583	13.21%	3,611
2012	12.522776	13.625966	8.81%	4,797
2011	13.133455	12.522776	-4.65%	2,518
2010	12.092418	13.133455	8.61%	2,009
2009*	10.000000	12.092418	20.92%	710
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.994430	13.653947	13.84%	0
2016	10.521850	11.994430	14.00%	0
2015	10.907968	10.521850	-3.54%	0
2014*	10.000000	10.907968	9.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	33.294717	37.032481	11.23%	0
2016	26.762004	33.294717	24.41%	0
2015	27.691042	26.762004	-3.36%	0
2014	26.621463	27.691042	4.02%	0
2013	19.119447	26.621463	39.24%	0
2012	16.694765	19.119447	14.52%	0
2011	16.777126	16.694765	-0.49%	0
2010	13.474873	16.777126	24.51%	0
2009	10.891969	13.474873	23.71%	0
2008	15.933289	10.891969	-31.64%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	24.031612	28.902066	20.27%	0
2016	21.740758	24.031612	10.54%	0
2015	21.730865	21.740758	0.05%	0
2014	19.362207	21.730865	12.23%	0
2013	14.820832	19.362207	30.64%	0
2012	12.941720	14.820832	14.52%	0
2011	12.837728	12.941720	0.81%	0
2010	11.297520	12.837728	13.63%	0
2009	9.037456	11.297520	25.01%	247
2008	14.530291	9.037456	-37.80%	199
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.258282	31.494978	19.94%	0
2016	23.811861	26.258282	10.27%	0
2015	23.857346	23.811861	-0.19%	0
2014	21.317087	23.857346	11.92%	0
2013	16.357155	21.317087	30.32%	0
2012	14.315853	16.357155	14.26%	0
2011	14.236759	14.315853	0.56%	1,325
2010	12.561687	14.236759	13.33%	1,325
2009	10.071806	12.561687	24.72%	1,829
2008	16.239454	10.071806	-37.98%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	20.767463	23.701087	14.13%	0
2016	19.014772	20.767463	9.22%	0
2015	19.850709	19.014772	-4.21%	0
2014	17.682569	19.850709	12.26%	0
2013	13.301788	17.682569	32.93%	0
2012	12.005612	13.301788	10.80%	0
2011	12.024372	12.005612	-0.16%	0
2010	10.583814	12.024372	13.61%	0
2009	7.996758	10.583814	32.35%	0
2008	12.324353	7.996758	-35.11%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.486236	10.733627	2.36%	0
2016	9.727039	10.486236	7.81%	771
2015	9.928775	9.727039	-2.03%	0
2014*	10.000000	9.928775	-0.71%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	25.304360	26.682661	5.45%	177
2016	22.328207	25.304360	13.33%	284
2015	23.196640	22.328207	-3.74%	194
2014	22.888752	23.196640	1.35%	506
2013	21.673192	22.888752	5.61%	522
2012	19.162352	21.673192	13.10%	537
2011	18.456681	19.162352	3.82%	1,257
2010	16.307052	18.456681	13.18%	845
2009	10.808245	16.307052	50.88%	548
2008	14.779799	10.808245	-26.87%	583
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.557064	12.656072	9.51%	0
2016	12.227203	11.557064	-5.48%	0
2015	13.206708	12.227203	-7.42%	177
2014	13.526837	13.206708	-2.37%	782
2013	11.773236	13.526837	14.89%	782
2012	10.814145	11.773236	8.87%	782
2011	11.565804	10.814145	-6.50%	782
2010	10.343071	11.565804	11.82%	1,816
2009	9.228567	10.343071	12.08%	838
2008	13.260648	9.228567	-30.41%	848

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.278867	16.758449	2.95%	0
2016	15.845184	16.278867	2.74%	0
2015	16.052404	15.845184	-1.29%	0
2014	15.629878	16.052404	2.70%	0
2013	15.633927	15.629878	-0.03%	0
2012	14.400236	15.633927	8.57%	0
2011	14.229282	14.400236	1.20%	0
2010	13.253153	14.229282	7.37%	0
2009	11.121158	13.253153	19.17%	0
2008	12.122653	11.121158	-8.26%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	15.872257	16.294917	2.66%	185
2016	15.493049	15.872257	2.45%	252
2015	15.726549	15.493049	-1.48%	252
2014	15.354065	15.726549	2.43%	252
2013	15.401399	15.354065	-0.31%	0
2012	14.221781	15.401399	8.29%	0
2011	14.091800	14.221781	0.92%	0
2010	13.152058	14.091800	7.15%	0
2009	11.061986	13.152058	18.89%	0
2008	12.092723	11.061986	-8.52%	1,902
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	19.629659	22.131946	12.75%	13,019
2016	19.257830	19.629659	1.93%	15,994
2015	19.457234	19.257830	-1.02%	21,591
2014	18.605851	19.457234	4.58%	22,820
2013	16.275354	18.605851	14.32%	23,153
2012	14.630531	16.275354	11.24%	23,208
2011	15.193903	14.630531	-3.71%	28,432
2010	13.452687	15.193903	12.94%	25,839
2009	10.543960	13.452687	27.59%	30,279
2008	14.970488	10.543960	-29.57%	24,989
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	15.707871	17.679493	12.55%	0
2016	15.435789	15.707871	1.76%	0
2015	15.608978	15.435789	-1.11%	0
2014	14.946794	15.608978	4.43%	0
2013	13.096486	14.946794	14.13%	0
2012	11.792875	13.096486	11.05%	0
2011	12.263069	11.792875	-3.83%	10
2010	10.874680	12.263069	12.77%	48
2009	8.535238	10.874680	27.41%	5,234
2008	12.133144	8.535238	-29.65%	5,656

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	17.820212	20.930494	17.45%	51
2016	17.596558	17.820212	1.27%	53
2015	17.788595	17.596558	-1.08%	55
2014	16.999806	17.788595	4.64%	809
2013	14.043191	16.999806	21.05%	811
2012	12.305390	14.043191	14.12%	1,685
2011	13.266813	12.305390	-7.25%	1,685
2010	11.540663	13.266813	14.96%	3,050
2009	8.783188	11.540663	31.39%	3,866
2008	13.843116	8.783188	-36.55%	7,486
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	13.576163	15.918107	17.25%	22
2016	13.427659	13.576163	1.11%	22
2015	13.595245	13.427659	-1.23%	22
2014	13.016623	13.595245	4.45%	22
2013	10.774798	13.016623	20.81%	22
2012	9.459672	10.774798	13.90%	22
2011	10.220080	9.459672	-7.44%	22
2010	8.902017	10.220080	14.81%	22
2009	6.794422	8.902017	31.02%	22
2008	10.719347	6.794422	-36.62%	1,117
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	22.529184	25.915041	15.03%	1,724
2016	21.246798	22.529184	6.04%	4,017
2015	21.363833	21.246798	-0.55%	5,362
2014	19.611525	21.363833	8.94%	6,935
2013	16.585558	19.611525	18.24%	8,635
2012	14.581638	16.585558	13.74%	11,451
2011	15.314721	14.581638	-4.79%	20,403
2010	13.117495	15.314721	16.75%	24,148
2009	9.581485	13.117495	36.90%	36,819
2008	14.676619	9.581485	-34.72%	35,396
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	19.101786	21.948015	14.90%	2,876
2016	18.044600	19.101786	5.86%	2,876
2015	18.170602	18.044600	-0.69%	3,026
2014	16.691173	18.170602	8.86%	0
2013	14.141425	16.691173	18.03%	983
2012	12.447115	14.141425	13.61%	983
2011	13.079334	12.447115	-4.83%	1,013
2010	11.224923	13.079334	16.52%	2,085
2009	8.201139	11.224923	36.87%	2,330
2008	12.586215	8.201139	-34.84%	2,627

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	16.393319	20.076016	22.46%	397
2016	16.122408	16.393319	1.68%	541
2015	16.107133	16.122408	0.09%	541
2014	14.680133	16.107133	9.72%	541
2013	10.720318	14.680133	36.94%	1,089
2012	8.836708	10.720318	21.32%	658
2011	9.176656	8.836708	-3.70%	0
2010	7.855007	9.176656	16.83%	0
2009	5.840660	7.855007	34.49%	0
2008	10.036556	5.840660	-41.81%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	15.990053	19.541226	22.21%	3,355
2016	15.740687	15.990053	1.58%	3,355
2015	15.746409	15.740687	-0.04%	3,531
2014	14.380595	15.746409	9.50%	2,451
2013	10.511981	14.380595	36.80%	2,753
2012	8.690364	10.511981	20.96%	3,085
2011	9.032409	8.690364	-3.79%	3,328
2010	7.736696	9.032409	16.75%	3,684
2009	5.758071	7.736696	34.36%	3,964
2008	9.921586	5.758071	-41.96%	4,307
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	23.994282	26.783209	11.62%	29,101
2016	20.566255	23.994282	16.67%	32,917
2015	21.670518	20.566255	-5.10%	36,379
2014	20.157517	21.670518	7.51%	41,472
2013	15.913634	20.157517	26.67%	49,659
2012	13.724039	15.913634	15.95%	54,208
2011	13.751266	13.724039	-0.20%	59,583
2010	12.075193	13.751266	13.88%	70,704
2009	9.384917	12.075193	28.67%	83,341
2008	16.553995	9.384917	-43.31%	95,984
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.008587	23.418379	11.47%	18
2016	18.036758	21.008587	16.48%	316
2015	19.034921	18.036758	-5.24%	333
2014	17.733211	19.034921	7.34%	1,815
2013	14.019953	17.733211	26.49%	8,014
2012	12.104616	14.019953	15.82%	8,419
2011	12.153209	12.104616	-0.40%	15,326
2010	10.687776	12.153209	13.71%	17,743
2009	8.316040	10.687776	28.52%	13,988
2008	14.696214	8.316040	-43.41%	15,829

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	12.374506	12.328139	-0.37%	3,687
2016	12.479943	12.374506	-0.84%	5,489
2015	12.608830	12.479943	-1.02%	7,366
2014	12.741356	12.608830	-1.04%	17,595
2013	12.872814	12.741356	-1.02%	22,298
2012	12.992118	12.872814	-0.92%	25,168
2011	13.115277	12.992118	-0.94%	25,324
2010	13.222317	13.115277	-0.81%	29,101
2009	13.266982	13.222317	-0.34%	57,563
2008	13.013656	13.266982	1.95%	63,604
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	24.741112	28.588263	15.55%	30,521
2016	21.564548	24.741112	14.73%	33,185
2015	22.318024	21.564548	-3.38%	38,599
2014	20.432610	22.318024	9.23%	56,042
2013	15.472351	20.432610	32.06%	84,190
2012	13.206685	15.472351	17.16%	85,125
2011	13.139646	13.206685	0.51%	97,332
2010	11.580940	13.139646	13.46%	96,050
2009	9.203963	11.580940	25.83%	104,575
2008	15.975576	9.203963	-42.39%	112,835
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	18.616210	21.481343	15.39%	5,582
2016	16.245059	18.616210	14.60%	6,302
2015	16.845037	16.245059	-3.56%	7,225
2014	15.444233	16.845037	9.07%	8,070
2013	11.713468	15.444233	31.85%	8,098
2012	10.011253	11.713468	17.00%	9,609
2011	9.981630	10.011253	0.30%	9,665
2010	8.806383	9.981630	13.35%	13,448
2009	7.006879	8.806383	25.68%	15,356
2008	12.187797	7.006879	-42.51%	16,719
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	23.689844	31.647092	33.59%	30,176
2016	23.770899	23.689844	-0.34%	31,610
2015	22.440489	23.770899	5.93%	39,030
2014	20.396597	22.440489	10.02%	42,100
2013	15.133931	20.396597	34.77%	68,307
2012	13.352701	15.133931	13.34%	71,826
2011	13.475071	13.352701	-0.91%	77,292
2010	10.977222	13.475071	22.75%	86,134
2009	8.656958	10.977222	26.80%	92,175
2008	16.580726	8.656958	-47.79%	106,324

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	12.360985	16.490153	33.40%	4,182
2016	12.423466	12.360985	-0.50%	4,450
2015	11.744421	12.423466	5.78%	4,450
2014	10.691582	11.744421	9.85%	6,592
2013	7.944834	10.691582	34.57%	14,475
2012	7.018502	7.944834	13.20%	16,660
2011	7.095126	7.018502	-1.08%	16,913
2010	5.789006	7.095126	22.56%	17,486
2009	4.571900	5.789006	26.62%	21,283
2008	8.768922	4.571900	-47.86%	24,706
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	16.209909	17.174361	5.95%	13,194
2016	14.322923	16.209909	13.17%	17,436
2015	15.039775	14.322923	-4.77%	22,528
2014	15.037786	15.039775	0.01%	17,319
2013	14.354224	15.037786	4.76%	31,184
2012	12.703532	14.354224	12.99%	31,482
2011	12.353078	12.703532	2.84%	34,644
2010	10.971401	12.353078	12.59%	43,377
2009	7.711926	10.971401	42.27%	50,041
2008	10.400525	7.711926	-25.85%	57,808
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	16.855020	17.831556	5.79%	5,322
2016	14.919452	16.855020	12.97%	6,182
2015	15.684082	14.919452	-4.88%	7,248
2014	15.708475	15.684082	-0.16%	8,256
2013	15.019348	15.708475	4.59%	8,256
2012	13.318364	15.019348	12.77%	8,714
2011	12.977165	13.318364	2.63%	8,714
2010	11.537365	12.977165	12.48%	8,714
2009	8.127339	11.537365	41.96%	8,714
2008	10.972118	8.127339	-25.93%	9,554
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	25.281258	30.448478	20.44%	21,674
2016	22.840010	25.281258	10.69%	27,387
2015	22.778437	22.840010	0.27%	29,805
2014	20.269481	22.778437	12.38%	37,887
2013	15.489997	20.269481	30.86%	46,572
2012	13.505308	15.489997	14.70%	51,010
2011	13.375605	13.505308	0.97%	81,616
2010	11.751939	13.375605	13.82%	84,128
2009	9.380767	11.751939	25.28%	88,344
2008	15.047893	9.380767	-37.66%	96,111

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	21.123808	21.784011	3.13%	27,157
2016	20.380995	21.123808	3.64%	33,335
2015	20.720604	20.380995	-1.64%	40,990
2014	19.787331	20.720604	4.72%	45,245
2013	20.359202	19.787331	-2.81%	55,058
2012	19.429750	20.359202	4.78%	58,973
2011	18.293751	19.429750	6.21%	70,614
2010	17.149370	18.293751	6.67%	72,993
2009	14.976555	17.149370	14.51%	80,504
2008	15.643818	14.976555	-4.27%	86,381
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	67.301974	80.385361	19.44%	6,237
2016	60.665918	67.301974	10.94%	6,176
2015	62.243193	60.665918	-2.53%	6,225
2014	59.233389	62.243193	5.08%	8,156
2013	43.995767	59.233389	34.63%	9,323
2012	38.748176	43.995767	13.54%	9,581
2011	43.858856	38.748176	-11.65%	10,962
2010	34.438913	43.858856	27.35%	13,502
2009	24.857558	34.438913	38.55%	15,016
2008	41.529300	24.857558	-40.14%	16,268
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.965211	45.282891	19.27%	796
2016	34.279735	37.965211	10.75%	524
2015	35.217068	34.279735	-2.66%	526
2014	33.566148	35.217068	4.92%	2,847
2013	24.966757	33.566148	34.44%	4,175
2012	22.024904	24.966757	13.36%	5,193
2011	24.967851	22.024904	-11.79%	5,960
2010	19.625370	24.967851	27.22%	10,496
2009	14.192006	19.625370	38.28%	13,065
2008	23.748996	14.192006	-40.24%	10,608
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	15.887292	20.453495	28.74%	2,440
2016	16.922090	15.887292	-6.12%	3,579
2015	16.524864	16.922090	2.40%	3,597
2014	18.184205	16.524864	-9.13%	5,362
2013	14.095394	18.184205	29.01%	7,669
2012	11.817774	14.095394	19.27%	7,711
2011	14.428754	11.817774	-18.10%	9,835
2010	12.905086	14.428754	11.81%	11,194
2009	10.314949	12.905086	25.11%	13,721
2008	18.570590	10.314949	-44.46%	15,360

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	10.946013	14.079498	28.63%	0
2016	11.677026	10.946013	-6.26%	192
2015	11.424328	11.677026	2.21%	192
2014	12.590130	11.424328	-9.26%	0
2013	9.774936	12.590130	28.80%	0
2012	8.206543	9.774936	19.11%	0
2011	10.033227	8.206543	-18.21%	0
2010	8.986711	10.033227	11.65%	0
2009	7.195403	8.986711	24.90%	0
2008	12.976207	7.195403	-44.55%	125
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	21.490500	24.569112	14.33%	184
2016	19.408570	21.490500	10.73%	184
2015	19.776019	19.408570	-1.86%	184
2014	17.955843	19.776019	10.14%	184
2013	13.716822	17.955843	30.90%	184
2012	11.475604	13.716822	19.53%	184
2011	11.900539	11.475604	-3.57%	184
2010	10.215316	11.900539	16.50%	184
2009	7.252624	10.215316	40.85%	184
2008	13.708178	7.252624	-47.09%	1,416
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	20.979140	23.948795	14.16%	240
2016	18.978833	20.979140	10.54%	1,575
2015	19.368691	18.978833	-2.01%	2,966
2014	17.617607	19.368691	9.94%	3,438
2013	13.469719	17.617607	30.79%	3,814
2012	11.292471	13.469719	19.28%	4,149
2011	11.726114	11.292471	-3.70%	4,478
2010	10.084142	11.726114	16.28%	4,478
2009	7.171560	10.084142	40.61%	5,102
2008	13.573179	7.171560	-47.16%	5,102
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	25.752630	30.378358	17.96%	0
2016	23.771891	25.752630	8.33%	0
2015	24.781151	23.771891	-4.07%	0
2014	23.473191	24.781151	5.57%	0
2013	18.185561	23.473191	29.08%	0
2012	14.460101	18.185561	25.76%	0
2011	16.031778	14.460101	-9.80%	0
2010	12.812342	16.031778	25.13%	0
2009	8.226531	12.812342	55.74%	0
2008	17.028385	8.226531	-51.69%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	23.823685	28.073426	17.84%	275
2016	22.032893	23.823685	8.13%	374
2015	23.000502	22.032893	-4.21%	374
2014	21.823210	23.000502	5.39%	1,226
2013	16.941159	21.823210	28.82%	1,091
2012	13.474508	16.941159	25.73%	2,840
2011	14.970128	13.474508	-9.99%	5,868
2010	11.974931	14.970128	25.01%	6,364
2009	7.700790	11.974931	55.50%	4,705
2008	15.976167	7.700790	-51.80%	784
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.384708	14.831064	10.81%	0
2016	11.951133	13.384708	12.00%	0
2015	12.878088	11.951133	-7.20%	0
2014	12.654328	12.878088	1.77%	0
2013	10.332486	12.654328	22.47%	0
2012	9.054124	10.332486	14.12%	0
2011	9.293298	9.054124	-2.57%	0
2010	8.518401	9.293298	9.10%	0
2009	6.609350	8.518401	28.88%	0
2008*	10.000000	6.609350	-33.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	25.116579	30.035315	19.58%	0
2016	21.819612	25.116579	15.11%	0
2015	22.831023	21.819612	-4.43%	0
2014	21.167022	22.831023	7.86%	0
2013	16.448521	21.167022	28.69%	0
2012	14.819159	16.448521	10.99%	0
2011	14.089420	14.819159	5.18%	0
2010	11.773473	14.089420	19.67%	0
2009	10.111387	11.773473	16.44%	0
2008	13.987405	10.111387	-27.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	17.230591	19.952139	15.79%	249
2016	16.199598	17.230591	6.36%	268
2015	17.473796	16.199598	-7.29%	294
2014	19.816615	17.473796	-11.82%	335
2013	16.245851	19.816615	21.98%	363
2012	13.844140	16.245851	17.35%	374
2011	15.622523	13.844140	-11.38%	374
2010	14.527883	15.622523	7.53%	374
2009	10.690166	14.527883	35.90%	374
2008	18.077045	10.690166	-40.86%	374

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	18.241342	22.928839	25.70%	0
2016	18.069931	18.241342	0.95%	0
2015	17.433551	18.069931	3.65%	95
2014	16.288037	17.433551	7.03%	95
2013	11.774948	16.288037	38.33%	95
2012	10.494245	11.774948	12.20%	95
2011	11.329346	10.494245	-7.37%	95
2010	9.575938	11.329346	18.31%	210
2009	5.842418	9.575938	63.90%	210
2008	11.603539	5.842418	-49.65%	641
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	22.719859	26.433252	16.34%	0
2016	19.626312	22.719859	15.76%	0
2015	21.144383	19.626312	-7.18%	93
2014	19.586292	21.144383	7.96%	466
2013	14.591718	19.586292	34.23%	485
2012	12.400212	14.591718	17.67%	504
2011	12.801370	12.400212	-3.13%	522
2010	11.182029	12.801370	14.48%	2,301
2009	8.800646	11.182029	27.06%	2,834
2008	13.854134	8.800646	-36.48%	6,017
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.113465	19.165350	11.99%	0
2016	15.684710	17.113465	9.11%	0
2015	16.821788	15.684710	-6.76%	0
2014	15.719727	16.821788	7.01%	0
2013	12.291378	15.719727	27.89%	0
2012	10.907868	12.291378	12.68%	0
2011	11.030355	10.907868	-1.11%	0
2010	10.175067	11.030355	8.41%	0
2009	8.014968	10.175067	26.95%	0
2008	11.595080	8.014968	-30.88%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.671189	18.620862	11.69%	0
2016	15.313328	16.671189	8.87%	0
2015	16.464120	15.313328	-6.99%	0
2014	15.428258	16.464120	6.71%	0
2013	12.092805	15.428258	27.58%	0
2012	10.757029	12.092805	12.42%	0
2011	10.902946	10.757029	-1.34%	0
2010	10.085756	10.902946	8.10%	0
2009	7.964193	10.085756	26.64%	0
2008	11.551306	7.964193	-31.05%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	22.431457	27.241048	21.44%	0
2016	22.827864	22.431457	-1.74%	0
2015	23.689765	22.827864	-3.64%	0
2014	23.919646	23.689765	-0.96%	0
2013	20.362137	23.919646	17.47%	0
2012	17.854993	20.362137	14.04%	0
2011	19.400585	17.854993	-7.97%	58
2010	17.411115	19.400585	11.43%	105
2009	13.042465	17.411115	33.50%	184
2008	22.170311	13.042465	-41.17%	284
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	22.768170	25.890880	13.72%	0
2016	20.284107	22.768170	12.25%	0
2015	21.359786	20.284107	-5.04%	0
2014	20.669895	21.359786	3.34%	0
2013	16.216495	20.669895	27.46%	0
2012	14.770829	16.216495	9.79%	0
2011	15.944190	14.770829	-7.36%	0
2010	14.120497	15.944190	12.92%	0
2009	10.959279	14.120497	28.85%	0
2008	15.494703	10.959279	-29.27%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	14.119977	17.114650	21.21%	0
2016	14.162386	14.119977	-0.30%	0
2015	14.142084	14.162386	0.14%	0
2014	13.228948	14.142084	6.90%	0
2013	9.757551	13.228948	35.58%	0
2012*	10.000000	9.757551	-2.42%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.983714	16.901122	20.86%	0
2016	14.051261	13.983714	-0.48%	0
2015	14.053958	14.051261	-0.02%	0
2014	13.188629	14.053958	6.56%	0
2013	9.757113	13.188629	35.17%	0
2012*	10.000000	9.757113	-2.43%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	14.039980	16.431618	17.03%	173
2016	14.562543	14.039980	-3.59%	236
2015	16.057296	14.562543	-9.31%	346
2014	17.129569	16.057296	-6.26%	437
2013	13.834452	17.129569	23.82%	8,529
2012	11.731882	13.834452	17.92%	12,046
2011	12.776814	11.731882	-8.18%	8,238
2010	11.881573	12.776814	7.53%	8,595
2009*	10.000000	11.881573	18.82%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.952415	11.323723	26.49%	0
2016	7.490613	8.952415	19.52%	0
2015	9.469268	7.490613	-20.90%	0
2014*	10.000000	9.469268	-5.31%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	15.512272	19.444761	25.35%	0
2016	14.984762	15.512272	3.52%	0
2015	14.501018	14.984762	3.34%	0
2014	13.499536	14.501018	7.42%	0
2013	9.942442	13.499536	35.78%	0
2012	8.630733	9.942442	15.20%	0
2011	9.295148	8.630733	-7.15%	0
2010	7.270430	9.295148	27.85%	506
2009	5.201819	7.270430	39.77%	521
2008	10.860457	5.201819	-52.10%	521
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	21.616896	27.023121	25.01%	0
2016	20.078971	21.616896	7.66%	0
2015	20.736980	20.078971	-3.17%	0
2014	22.654876	20.736980	-8.47%	888
2013	16.212619	22.654876	39.74%	3,664
2012	13.552796	16.212619	19.63%	1,185
2011	15.302157	13.552796	-11.43%	1,674
2010	11.375901	15.302157	34.51%	732
2009	7.056524	11.375901	61.21%	236
2008	11.791454	7.056524	-40.16%	318
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.017358	30.211242	16.12%	2,458
2016	23.109191	26.017358	12.58%	2,231
2015	23.574601	23.109191	-1.97%	2,297
2014	21.619111	23.574601	9.05%	2,328
2013	16.112932	21.619111	34.17%	3,940
2012	14.052443	16.112932	14.66%	3,243
2011	14.267801	14.052443	-1.51%	3,477
2010	12.964936	14.267801	10.05%	6,635
2009	10.700192	12.964936	21.17%	8,546
2008	16.078318	10.700192	-33.45%	7,981
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.401709	20.582751	25.49%	198
2016	15.962134	16.401709	2.75%	269
2015	15.172591	15.962134	5.20%	269
2014	15.161848	15.172591	0.07%	269
2013	12.005153	15.161848	26.29%	0
2012	10.465531	12.005153	14.71%	0
2011	10.767727	10.465531	-2.81%	0
2010*	10.000000	10.767727	7.68%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.219924	12.954748	26.76%	1,331
2016	9.758024	10.219924	4.73%	1,331
2015*	10.000000	9.758024	-2.42%	1,331
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	14.096300	14.770903	4.79%	0
2016	13.456906	14.096300	4.75%	0
2015	13.713828	13.456906	-1.87%	0
2014	12.884581	13.713828	6.44%	0
2013	13.097294	12.884581	-1.62%	0
2012	12.122213	13.097294	8.04%	0
2011	11.622491	12.122213	4.30%	0
2010	10.991934	11.622491	5.74%	0
2009	10.155893	10.991934	8.23%	0
2008	11.462089	10.155893	-11.40%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.734731	27.613974	7.30%	0
2016	21.634279	25.734731	18.95%	0
2015	22.880136	21.634279	-5.45%	7,874
2014	20.472230	22.880136	11.76%	7,874
2013	15.712824	20.472230	30.29%	7,874
2012	13.875525	15.712824	13.24%	0
2011	13.954566	13.875525	-0.57%	0
2010	12.463440	13.954566	11.96%	0
2009*	10.000000	12.463440	24.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.174011	18.532270	14.58%	13,421
2016	14.995617	16.174011	7.86%	8,074
2015	15.007053	14.995617	-0.08%	7,875
2014	14.445401	15.007053	3.89%	6,918
2013	11.841407	14.445401	21.99%	7,002
2012	10.341961	11.841407	14.50%	5,921
2011	10.355268	10.341961	-0.13%	6,901
2010	9.342382	10.355268	10.84%	6,304
2009	7.650257	9.342382	22.12%	9,986
2008	11.009718	7.650257	-30.51%	9,603
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.076585	12.333929	2.13%	1,011
2016	11.889274	12.076585	1.58%	1,084
2015	12.043245	11.889274	-1.28%	1,160
2014	11.593846	12.043245	3.88%	1,239
2013	12.026412	11.593846	-3.60%	1,318
2012	11.579229	12.026412	3.86%	1,395
2011	11.068248	11.579229	4.62%	2,181
2010	10.553506	11.068248	4.88%	2,510
2009	9.510049	10.553506	10.97%	1,785
2008	10.663696	9.510049	-10.82%	5,725

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.589532	21.499308	29.60%	1,145
2016	16.733767	16.589532	-0.86%	754
2015	15.872767	16.733767	5.42%	754
2014	15.752053	15.872767	0.77%	2,326
2013	12.374839	15.752053	27.29%	2,180
2012	10.243919	12.374839	20.80%	2,861
2011	11.415074	10.243919	-10.26%	3,582
2010	10.364857	11.415074	10.13%	4,402
2009	7.397298	10.364857	40.12%	4,463
2008	12.183081	7.397298	-39.28%	3,767
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.250984	21.815414	26.46%	1,255
2016	15.984733	17.250984	7.92%	819
2015	15.178790	15.984733	5.31%	531
2014	14.194790	15.178790	6.93%	531
2013	11.068060	14.194790	28.25%	531
2012	9.527781	11.068060	16.17%	531
2011	10.102292	9.527781	-5.69%	531
2010	8.637900	10.102292	16.95%	562
2009	6.290124	8.637900	37.32%	637
2008	11.395152	6.290124	-44.80%	2,560
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.114430	18.235589	20.65%	1,626
2016	13.749903	15.114430	9.92%	1,850
2015	13.746423	13.749903	0.03%	0
2014	12.603290	13.746423	9.07%	0
2013	9.578957	12.603290	31.57%	0
2012	8.269783	9.578957	15.83%	0
2011	8.548465	8.269783	-3.26%	481
2010	7.784737	8.548465	9.81%	481
2009	6.019832	7.784737	29.32%	481
2008	9.822744	6.019832	-38.72%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.735679	11.341077	5.64%	0
2016	9.503893	10.735679	12.96%	0
2015	9.861869	9.503893	-3.63%	0
2014*	10.000000	9.861869	-1.38%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.703683	18.152223	23.45%	0
2016	13.086872	14.703683	12.35%	0
2015	13.385387	13.086872	-2.23%	0
2014	12.694728	13.385387	5.44%	0
2013	8.938316	12.694728	42.03%	0
2012	7.731723	8.938316	15.61%	0
2011	8.844504	7.731723	-12.58%	0
2010	7.746461	8.844504	14.17%	0
2009	5.118002	7.746461	51.36%	0
2008*	10.000000	5.118002	-48.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.666916	19.563022	17.38%	0
2016	15.296528	16.666916	8.96%	0
2015	15.509074	15.296528	-1.37%	0
2014	14.171129	15.509074	9.44%	0
2013	10.320552	14.171129	37.31%	0
2012	9.354633	10.320552	10.33%	0
2011	9.764175	9.354633	-4.19%	0
2010	7.984850	9.764175	22.28%	0
2009	6.134943	7.984850	30.15%	0
2008*	10.000000	6.134943	-38.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.537986	19.369966	17.12%	0
2016	15.178613	16.537986	8.96%	0
2015	15.404136	15.178613	-1.46%	0
2014	14.087093	15.404136	9.35%	0
2013	10.275203	14.087093	37.10%	0
2012	9.323194	10.275203	10.21%	0
2011	9.740004	9.323194	-4.28%	0
2010	7.966315	9.740004	22.26%	0
2009	6.133036	7.966315	29.89%	0
2008*	10.000000	6.133036	-38.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.614942	16.139732	18.54%	0
2016	12.697092	13.614942	7.23%	0
2015	13.060872	12.697092	-2.79%	0
2014	12.631444	13.060872	3.40%	0
2013	9.859382	12.631444	28.12%	0
2012	8.578538	9.859382	14.93%	0
2011	9.260039	8.578538	-7.36%	0
2010	8.140741	9.260039	13.75%	0
2009	6.367935	8.140741	27.84%	0
2008*	10.000000	6.367935	-36.32%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.267040	14.710233	10.88%	4,002
2016	12.635636	13.267040	5.00%	4,002
2015	12.906437	12.635636	-2.10%	4,211
2014	12.505958	12.906437	3.20%	0
2013	11.022994	12.505958	13.45%	0
2012	10.030754	11.022994	9.89%	0
2011	10.275186	10.030754	-2.38%	0
2010	9.405466	10.275186	9.25%	0
2009	7.932892	9.405466	18.56%	0
2008*	10.000000	7.932892	-20.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.637937	15.628112	14.59%	0
2016	12.842012	13.637937	6.20%	0
2015	13.153042	12.842012	-2.36%	0
2014	12.696218	13.153042	3.60%	0
2013	10.582587	12.696218	19.97%	0
2012	9.411202	10.582587	12.45%	0
2011	9.850488	9.411202	-4.46%	0
2010	8.857611	9.850488	11.21%	0
2009	7.209508	8.857611	22.86%	0
2008*	10.000000	7.209508	-27.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.371988	13.020850	5.24%	0
2016	11.951598	12.371988	3.52%	0
2015	12.167708	11.951598	-1.78%	0
2014	11.899772	12.167708	2.25%	0
2013	11.460716	11.899772	3.83%	0
2012	10.774655	11.460716	6.37%	0
2011	10.737241	10.774655	0.35%	0
2010	10.160215	10.737241	5.68%	0
2009	9.085119	10.160215	11.83%	0
2008*	10.000000	9.085119	-9.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.486449	15.209431	12.78%	0
2016	12.768677	13.486449	5.62%	0
2015	13.043195	12.768677	-2.10%	1,444
2014	12.605515	13.043195	3.47%	1,660
2013	10.813896	12.605515	16.57%	1,660
2012	9.725833	10.813896	11.19%	1,869
2011	10.063573	9.725833	-3.36%	2,056
2010	9.131965	10.063573	10.20%	2,242
2009	7.567920	9.131965	20.67%	2,357
2008*	10.000000	7.567920	-24.32%	2,357

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.573581	15.858411	16.83%	0
2016	12.749383	13.573581	6.46%	0
2015	13.081898	12.749383	-2.54%	0
2014	12.643919	13.081898	3.46%	0
2013	10.281952	12.643919	22.97%	0
2012	9.068578	10.281952	13.38%	0
2011	9.613723	9.068578	-5.67%	0
2010	8.574368	9.613723	12.12%	0
2009	6.845834	8.574368	25.25%	0
2008*	10.000000	6.845834	-31.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.063342	14.204400	8.73%	0
2016	12.454595	13.063342	4.89%	0
2015	12.722265	12.454595	-2.10%	0
2014	12.352989	12.722265	2.99%	0
2013	11.222791	12.352989	10.07%	0
2012	10.306939	11.222791	8.89%	0
2011	10.444335	10.306939	-1.32%	0
2010	9.680631	10.444335	7.89%	0
2009	8.313515	9.680631	16.44%	0
2008*	10.000000	8.313515	-16.86%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	13.084587	13.516845	3.30%	0
2016	12.552007	13.084587	4.24%	0
2015	12.777225	12.552007	-1.76%	0
2014	12.291451	12.777225	3.95%	0
2013	12.663947	12.291451	-2.94%	0
2012	11.877682	12.663947	6.62%	0
2011	11.260758	11.877682	5.48%	0
2010	10.630137	11.260758	5.93%	0
2009	9.875451	10.630137	7.64%	0
2008*	10.000000	9.875451	-1.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.785403	13.180281	3.09%	5,263
2016	12.304821	12.785403	3.91%	5,263
2015	12.545850	12.304821	-1.92%	5,472
2014	12.112267	12.545850	3.58%	1,272
2013	12.507007	12.112267	-3.16%	66
2012	11.760054	12.507007	6.35%	66
2011	11.186669	11.760054	5.13%	771
2010	10.587733	11.186669	5.66%	946
2009	9.853568	10.587733	7.45%	0
2008*	10.000000	9.853568	-1.46%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.684576	14.051352	2.68%	0
2016	13.382962	13.684576	2.25%	0
2015	13.595280	13.382962	-1.56%	0
2014	13.100059	13.595280	3.78%	0
2013	13.515986	13.100059	-3.08%	0
2012	12.752073	13.515986	5.99%	0
2011	12.152136	12.752073	4.94%	0
2010	11.359380	12.152136	6.98%	0
2009	9.859397	11.359380	15.21%	216
2008*	10.000000	9.859397	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.201330	31.024772	39.74%	247
2016	20.875168	22.201330	6.35%	247
2015	25.185006	20.875168	-17.11%	247
2014	26.999369	25.185006	-6.72%	640
2013	27.169305	26.999369	-0.63%	503
2012	23.470499	27.169305	15.76%	891
2011	30.643706	23.470499	-23.41%	1,184
2010	26.717332	30.643706	14.70%	1,857
2009	16.555917	26.717332	61.38%	1,857
2008	39.771198	16.555917	-58.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.602837	14.751105	1.02%	2,529
2016	14.648721	14.602837	-0.31%	2,603
2015	14.820282	14.648721	-1.16%	2,603
2014	14.323119	14.820282	3.47%	2,901
2013	15.086961	14.323119	-5.06%	7,590
2012	14.795179	15.086961	1.97%	7,605
2011	13.940375	14.795179	6.13%	10,897
2010	13.445366	13.940375	3.68%	28,155
2009	13.232314	13.445366	1.61%	27,612
2008	12.414394	13.232314	6.59%	35,390
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	10.061373	9.997979	-0.63%	4,996
2016	10.167071	10.061373	-1.04%	13,254
2015	10.274956	10.167071	-1.05%	8,560
2014	10.383985	10.274956	-1.05%	7,360
2013	10.494168	10.383985	-1.05%	10,201
2012	10.605830	10.494168	-1.05%	33,693
2011	10.718057	10.605830	-1.05%	53,185
2010	10.831770	10.718057	-1.05%	41,963
2009	10.942117	10.831770	-1.01%	38,669
2008	10.835698	10.942117	0.98%	73,977

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.667915	10.899379	25.74%	0
2016	8.704487	8.667915	-0.42%	0
2015	9.089595	8.704487	-4.24%	0
2014	9.252645	9.089595	-1.76%	0
2013	7.953895	9.252645	16.33%	0
2012	6.976264	7.953895	14.01%	0
2011	7.833485	6.976264	-10.94%	0
2010	7.005626	7.833485	11.82%	0
2009	5.469221	7.005626	28.09%	0
2008*	10.000000	5.469221	-45.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.397054	25.075066	17.19%	7,071
2016	19.753307	21.397054	8.32%	10,201
2015	20.164181	19.753307	-2.04%	10,201
2014	19.410463	20.164181	3.88%	10,201
2013	15.415961	19.410463	25.91%	10,201
2012	13.442186	15.415961	14.68%	10,201
2011	14.140434	13.442186	-4.94%	15,538
2010	12.466690	14.140434	13.43%	11,639
2009	9.904416	12.466690	25.87%	3,597
2008	15.848926	9.904416	-37.51%	3,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.377101	18.009413	9.97%	0
2016	15.569167	16.377101	5.19%	0
2015	15.761762	15.569167	-1.22%	0
2014	15.230653	15.761762	3.49%	0
2013	13.570556	15.230653	12.23%	0
2012	12.538058	13.570556	8.23%	0
2011	12.559714	12.538058	-0.17%	0
2010	11.558545	12.559714	8.66%	0
2009*	10.000000	11.558545	15.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.892758	21.463363	13.61%	0
2016	17.721208	18.892758	6.61%	0
2015	18.005019	17.721208	-1.58%	0
2014	17.294686	18.005019	4.11%	0
2013	14.626774	17.294686	18.24%	0
2012	13.169128	14.626774	11.07%	0
2011	13.434287	13.169128	-1.97%	0
2010	12.118836	13.434287	10.85%	0
2009*	10.000000	12.118836	21.19%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.986157	15.671921	4.58%	0
2016	14.525437	14.986157	3.17%	4,374
2015	14.640809	14.525437	-0.79%	4,374
2014	14.242100	14.640809	2.80%	4,374
2013	13.729844	14.242100	3.73%	4,752
2012	13.193067	13.729844	4.07%	8,154
2011	12.953138	13.193067	1.85%	8,467
2010	12.362126	12.953138	4.78%	10,122
2009	11.452870	12.362126	7.94%	11,634
2008	12.316183	11.452870	-7.01%	12,036
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.805868	21.014481	11.74%	5,405
2016	17.737885	18.805868	6.02%	6,419
2015	17.986310	17.737885	-1.38%	7,333
2014	17.281783	17.986310	4.08%	8,402
2013	14.975171	17.281783	15.40%	9,256
2012	13.657775	14.975171	9.65%	10,229
2011	13.807989	13.657775	-1.09%	11,150
2010	12.581377	13.807989	9.75%	19,227
2009	10.672629	12.581377	17.88%	33,519
2008	14.043429	10.672629	-24.00%	33,509
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.454343	23.615929	15.46%	1,160
2016	19.054708	20.454343	7.35%	1,160
2015	19.398476	19.054708	-1.77%	1,160
2014	18.678420	19.398476	3.86%	2,114
2013	15.424885	18.678420	21.09%	2,382
2012	13.703339	15.424885	12.56%	3,322
2011	14.149351	13.703339	-3.15%	7,021
2010	12.672954	14.149351	11.65%	5,885
2009	10.295991	12.672954	23.09%	6,197
2008	15.166189	10.295991	-32.11%	4,288
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.167683	18.552696	8.07%	3,595
2016	16.413333	17.167683	4.60%	3,872
2015	16.592574	16.413333	-1.08%	4,161
2014	16.009871	16.592574	3.64%	4,462
2013	14.642982	16.009871	9.33%	4,763
2012	13.697469	14.642982	6.90%	7,492
2011	13.562782	13.697469	0.99%	9,388
2010	12.630959	13.562782	7.38%	9,701
2009	11.142496	12.630959	13.36%	10,549
2008	13.254832	11.142496	-15.94%	8,996

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.631988	31.031260	25.98%	0
2016	24.020160	24.631988	2.55%	0
2015	23.098638	24.020160	3.99%	0
2014	21.455686	23.098638	7.66%	0
2013	15.861569	21.455686	35.27%	0
2012	13.506535	15.861569	17.44%	0
2011	13.961417	13.506535	-3.26%	0
2010	12.968302	13.961417	7.66%	0
2009*	10.000000	12.968302	29.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	24.144493	30.358748	25.74%	54,096
2016	23.614958	24.144493	2.24%	61,005
2015	22.767593	23.614958	3.72%	88,154
2014	21.194449	22.767593	7.42%	115,131
2013	15.716474	21.194449	34.85%	140,984
2012	13.412762	15.716474	17.18%	133,339
2011	13.901642	13.412762	-3.52%	150,467
2010	12.946463	13.901642	7.38%	173,436
2009*	10.000000	12.946463	29.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	31.695197	36.312162	14.57%	0
2016	26.628004	31.695197	19.03%	0
2015	27.610268	26.628004	-3.56%	0
2014	25.500963	27.610268	8.27%	0
2013	19.370059	25.500963	31.65%	0
2012	16.664315	19.370059	16.24%	0
2011	17.280443	16.664315	-3.57%	0
2010	13.837935	17.280443	24.88%	0
2009	10.226107	13.837935	35.32%	0
2008	16.265808	10.226107	-37.13%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	29.339713	33.554116	14.36%	12,096
2016	24.705794	29.339713	18.76%	11,879
2015	25.679765	24.705794	-3.79%	11,879
2014	23.771044	25.679765	8.03%	11,879
2013	18.088834	23.771044	31.41%	13,212
2012	15.588328	18.088834	16.04%	13,212
2011	16.186930	15.588328	-3.70%	13,555
2010	12.996885	16.186930	24.54%	1,333
2009	9.622500	12.996885	35.07%	628
2008	15.342196	9.622500	-37.28%	2,046

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.459830	12.993359	24.22%	0
2016	10.838422	10.459830	-3.49%	0
2015	11.025589	10.838422	-1.70%	0
2014	11.295294	11.025589	-2.39%	0
2013	9.427986	11.295294	19.81%	0
2012	8.248134	9.427986	14.30%	0
2011	9.223066	8.248134	-10.57%	0
2010	8.190204	9.223066	12.61%	0
2009	6.081303	8.190204	34.68%	0
2008*	10.000000	6.081303	-39.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.839322	10.751958	21.64%	0
2016	8.489257	8.839322	4.12%	0
2015	9.042231	8.489257	-6.12%	0
2014*	10.000000	9.042231	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.781701	10.647973	21.25%	0
2016	8.453532	8.781701	3.88%	0
2015	9.025703	8.453532	-6.34%	0
2014*	10.000000	9.025703	-9.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.158997	19.482190	28.52%	0
2016	15.020506	15.158997	0.92%	0
2015	14.719248	15.020506	2.05%	0
2014	13.504916	14.719248	8.99%	0
2013	10.153858	13.504916	33.00%	0
2012	8.835757	10.153858	14.92%	0
2011	9.227618	8.835757	-4.25%	0
2010	8.083927	9.227618	14.15%	0
2009	6.315863	8.083927	27.99%	0
2008*	10.000000	6.315863	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.330542	17.348667	13.16%	4,979
2016	13.350615	15.330542	14.83%	6,207
2015	13.972429	13.350615	-4.45%	6,531
2014	12.808669	13.972429	9.09%	7,338
2013	9.586617	12.808669	33.61%	7,555
2012	8.239178	9.586617	16.35%	7,574
2011	8.866617	8.239178	-7.08%	7,659
2010	7.947674	8.866617	11.56%	9,361
2009	6.303974	7.947674	26.07%	10,191
2008*	10.000000	6.303974	-36.96%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.261277	19.257803	26.19%	0
2016	14.542169	15.261277	4.94%	0
2015	14.747450	14.542169	-1.39%	0
2014	14.369420	14.747450	2.63%	0
2013	10.477098	14.369420	37.15%	0
2012	9.235966	10.477098	13.44%	0
2011	9.768575	9.235966	-5.45%	0
2010	7.806045	9.768575	25.14%	0
2009	6.226065	7.806045	25.38%	0
2008*	10.000000	6.226065	-37.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.834834	22.343300	12.65%	0
2016	17.045767	19.834834	16.36%	412
2015	17.738513	17.045767	-3.91%	0
2014	15.319402	17.738513	15.79%	2,213
2013	11.410822	15.319402	34.25%	841
2012	9.911992	11.410822	15.12%	618
2011	10.255010	9.911992	-3.34%	0
2010	8.663025	10.255010	18.38%	0
2009	6.710343	8.663025	29.10%	0
2008*	10.000000	6.710343	-32.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.431489	21.500239	23.34%	668
2016	16.302296	17.431489	6.93%	345
2015	16.388480	16.302296	-0.53%	2,429
2014	16.152399	16.388480	1.46%	348
2013	11.339849	16.152399	42.44%	327
2012	10.133668	11.339849	11.90%	344
2011	10.329936	10.133668	-1.90%	4,085
2010	8.344615	10.329936	23.79%	1,470
2009	6.630538	8.344615	25.85%	1,597
2008	12.533752	6.630538	-47.10%	1,923
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	30.232925	32.627749	7.92%	0
2016	24.261289	30.232925	24.61%	0
2015	26.089999	24.261289	-7.01%	0
2014	24.636830	26.089999	5.90%	0
2013	17.733683	24.636830	38.93%	0
2012	14.880025	17.733683	19.18%	0
2011	15.840799	14.880025	-6.07%	0
2010	12.644698	15.840799	25.28%	0
2009	10.124674	12.644698	24.89%	0
2008	15.081190	10.124674	-32.87%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	27.108407	29.172537	7.61%	245
2016	21.809103	27.108407	24.30%	227
2015	23.519757	21.809103	-7.27%	250
2014	22.263174	23.519757	5.64%	748
2013	16.068223	22.263174	38.55%	1,473
2012	13.498315	16.068223	19.04%	1,832
2011	14.428045	13.498315	-6.44%	2,540
2010	11.528853	14.428045	25.15%	4,766
2009	9.257240	11.528853	24.54%	3,419
2008	13.819250	9.257240	-33.01%	3,513
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	29.917384	33.596987	12.30%	0
2016	24.614063	29.917384	21.55%	0
2015	25.288778	24.614063	-2.67%	0
2014	25.350482	25.288778	-0.24%	0
2013	18.181800	25.350482	39.43%	0
2012	15.908896	18.181800	14.29%	0
2011	17.023705	15.908896	-6.55%	0
2010	13.728282	17.023705	24.00%	0
2009	10.299738	13.728282	33.29%	0
2008	16.840357	10.299738	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	29.635202	33.195521	12.01%	0
2016	24.439328	29.635202	21.26%	0
2015	25.175779	24.439328	-2.93%	0
2014	25.302247	25.175779	-0.50%	0
2013	18.193156	25.302247	39.08%	304
2012	15.956938	18.193156	14.01%	304
2011	17.119350	15.956938	-6.79%	304
2010	13.842985	17.119350	23.67%	304
2009	10.406840	13.842985	33.02%	931
2008	17.061158	10.406840	-39.00%	2,276
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	16.105011	19.162682	18.99%	0
2016	14.641740	16.105011	9.99%	0
2015	14.699813	14.641740	-0.40%	0
2014	13.285886	14.699813	10.64%	0
2013	10.265943	13.285886	29.42%	0
2012	9.113205	10.265943	12.65%	0
2011	9.175009	9.113205	-0.67%	0
2010	8.189404	9.175009	12.04%	0
2009	6.591688	8.189404	24.24%	0
2008	11.409283	6.591688	-42.23%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.270430	14.988458	5.03%	707
2016	13.455761	14.270430	6.05%	707
2015	14.414449	13.455761	-6.65%	707
2014	11.327134	14.414449	27.26%	707
2013	11.146351	11.327134	1.62%	707
2012	9.746281	11.146351	14.37%	13,179
2011	9.279850	9.746281	5.03%	13,179
2010	7.224001	9.279850	28.46%	13,186
2009	5.593752	7.224001	29.14%	12,794
2008*	10.000000	5.593752	-44.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.726826	10.782123	0.52%	0
2016	10.576805	10.726826	1.42%	0
2015	10.725622	10.576805	-1.39%	0
2014	10.786170	10.725622	-0.56%	0
2013	10.889131	10.786170	-0.95%	0
2012	10.630383	10.889131	2.43%	0
2011	10.605217	10.630383	0.24%	0
2010	10.464519	10.605217	1.34%	0
2009	9.873597	10.464519	5.98%	0
2008*	10.000000	9.873597	-1.26%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.348134	17.423363	21.43%	0
2016	14.340037	14.348134	0.06%	0
2015	15.080789	14.340037	-4.91%	0
2014	16.592600	15.080789	-9.11%	0
2013	13.962887	16.592600	18.83%	771
2012	11.802340	13.962887	18.31%	512
2011	13.619829	11.802340	-13.34%	0
2010	12.942918	13.619829	5.23%	0
2009*	10.000000	12.942918	29.43%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.747159	26.657237	17.19%	0
2016	20.924319	22.747159	8.71%	0
2015	21.244856	20.924319	-1.51%	0
2014	19.450926	21.244856	9.22%	0
2013	14.285467	19.450926	36.16%	0
2012	13.009065	14.285467	9.81%	0
2011	13.564681	13.009065	-4.10%	0
2010	11.158301	13.564681	21.57%	0
2009	8.580237	11.158301	30.05%	0
2008	14.319374	8.580237	-40.08%	955

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	24.317508	32.885634	35.23%	0
2016	24.554727	24.317508	-0.97%	0
2015	23.873700	24.554727	2.85%	0
2014	23.586376	23.873700	1.22%	0
2013	18.723716	23.586376	25.97%	0
2012	15.604547	18.723716	19.99%	0
2011	17.195348	15.604547	-9.25%	0
2010	14.985304	17.195348	14.75%	0
2009	10.835018	14.985304	38.30%	0
2008	18.307769	10.835018	-40.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.469024	31.657951	34.89%	601
2016	23.754691	23.469024	-1.20%	1,528
2015	23.156372	23.754691	2.58%	4,502
2014	22.930635	23.156372	0.98%	1,701
2013	18.248454	22.930635	25.66%	202
2012	15.247979	18.248454	19.68%	212
2011	16.845914	15.247979	-9.49%	221
2010	14.714021	16.845914	14.49%	231
2009	10.670734	14.714021	37.89%	1,008
2008	18.073216	10.670734	-40.96%	1,008
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.416299	10.953722	5.16%	0
2016	9.880994	10.416299	5.42%	0
2015	10.216795	9.880994	-3.29%	0
2014	10.040205	10.216795	1.76%	0
2013	10.160185	10.040205	-1.18%	0
2012*	10.000000	10.160185	1.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	19.427701	20.384737	4.93%	633
2016	18.475790	19.427701	5.15%	671
2015	19.148991	18.475790	-3.52%	789
2014	18.881764	19.148991	1.42%	1,172
2013	19.152401	18.881764	-1.41%	1,840
2012	17.106695	19.152401	11.96%	1,939
2011	17.176269	17.106695	-0.41%	6,213
2010	15.124262	17.176269	13.57%	25,928
2009	12.908525	15.124262	17.16%	9,786
2008	15.255259	12.908525	-15.38%	8,821
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.887670	11.120349	25.12%	0
2016	9.232420	8.887670	-3.73%	0
2015	9.049310	9.232420	2.02%	0
2014*	10.000000	9.049310	-9.51%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	21.657425	24.995776	15.41%	0
2016	19.664827	21.657425	10.13%	0
2015	19.274662	19.664827	2.02%	0
2014	17.644110	19.274662	9.24%	0
2013	13.566264	17.644110	30.06%	0
2012	11.757690	13.566264	15.38%	0
2011	11.919682	11.757690	-1.36%	2,299
2010	10.400198	11.919682	14.61%	6,183
2009	8.211751	10.400198	26.65%	1,234
2008	13.521975	8.211751	-39.27%	1,214
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	33.058207	37.342903	12.96%	426
2016	28.299178	33.058207	16.82%	458
2015	30.392374	28.299178	-6.89%	502
2014	27.440290	30.392374	10.76%	573
2013	19.665405	27.440290	39.54%	621
2012	16.844687	19.665405	16.75%	639
2011	17.408207	16.844687	-3.24%	639
2010	14.256010	17.408207	22.11%	639
2009	10.501274	14.256010	35.76%	639
2008	17.070554	10.501274	-38.48%	639
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	18.473082	20.822415	12.72%	0
2016	15.864939	18.473082	16.44%	0
2015	17.073717	15.864939	-7.08%	0
2014	15.453814	17.073717	10.48%	973
2013	11.106103	15.453814	39.15%	1,904
2012	9.538722	11.106103	16.43%	1,904
2011	9.875050	9.538722	-3.41%	3,328
2010	8.109930	9.875050	21.76%	1,082
2009	5.987593	8.109930	35.45%	58
2008	9.760631	5.987593	-38.66%	113
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.517112	11.424808	8.63%	0
2016	9.387960	10.517112	12.03%	0
2015	9.717416	9.387960	-3.39%	0
2014*	10.000000	9.717416	-2.83%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.297241	12.378964	9.58%	0
2016	11.094660	11.297241	1.83%	0
2015	12.079112	11.094660	-8.15%	0
2014	12.170653	12.079112	-0.75%	0
2013	13.164295	12.170653	-7.55%	0
2012	12.642832	13.164295	4.12%	598
2011	11.784787	12.642832	7.28%	598
2010	10.889269	11.784787	8.22%	449
2009*	10.000000	10.889269	8.89%	449

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.680046	11.702467	0.19%	309
2016	11.651586	11.680046	0.24%	397
2015	11.750690	11.651586	-0.84%	633
2014	11.787175	11.750690	-0.31%	826
2013	11.939974	11.787175	-1.28%	684
2012	11.410852	11.939974	4.64%	883
2011	11.416548	11.410852	-0.05%	742
2010	10.968874	11.416548	4.08%	910
2009*	10.000000	10.968874	9.69%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.283108	12.83%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.353528	13.411201	29.53%	0
2016*	10.000000	10.353528	3.54%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.761293	18.489263	25.26%	0
2016	15.292670	14.761293	-3.47%	0
2015	15.433306	15.292670	-0.91%	0
2014	16.731045	15.433306	-7.76%	0
2013	13.202498	16.731045	26.73%	0
2012	10.944329	13.202498	20.63%	0
2011	13.315058	10.944329	-17.80%	0
2010	12.230098	13.315058	8.87%	0
2009	9.916958	12.230098	23.33%	0
2008	17.881480	9.916958	-44.54%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	27.462456	29.314001	6.74%	0
2016	21.768253	27.462456	26.16%	0
2015	22.973072	21.768253	-5.24%	0
2014	22.446041	22.973072	2.35%	0
2013	16.248514	22.446041	38.14%	0
2012	13.977096	16.248514	16.25%	0
2011	14.825841	13.977096	-5.72%	0
2010	11.892861	14.825841	24.66%	0
2009	9.137712	11.892861	30.15%	0
2008	15.229287	9.137712	-40.00%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.838626	7.603628	-3.00%	0
2016	5.523613	7.838626	41.91%	0
2015	8.410378	5.523613	-34.32%	0
2014	10.538538	8.410378	-20.19%	0
2013	9.656218	10.538538	9.14%	0
2012*	10.000000	9.656218	-3.44%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.995855	7.777772	-2.73%	0
2016	5.622761	7.995855	42.21%	0
2015	8.538289	5.622761	-34.15%	0
2014	10.666680	8.538289	-19.95%	0
2013	9.752541	10.666680	9.37%	0
2012*	10.000000	9.752541	-2.47%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.502984	30.516110	24.54%	0
2016	22.981939	24.502984	6.62%	0
2015	23.915161	22.981939	-3.90%	6,509
2014	24.631424	23.915161	-2.91%	7,119
2013	16.569702	24.631424	48.65%	6,837
2012	15.524010	16.569702	6.74%	329
2011	16.444292	15.524010	-5.60%	329
2010	13.109049	16.444292	25.44%	666
2009*	10.000000	13.109049	31.09%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	21.588376	25.322356	17.30%	17,428
2016	19.652266	21.588376	9.85%	18,593
2015	19.591347	19.652266	0.31%	22,300
2014	18.125344	19.591347	8.09%	34,050
2013	13.616575	18.125344	33.11%	37,573
2012	11.743303	13.616575	15.95%	46,719
2011	11.194135	11.743303	4.91%	51,732
2010	10.034302	11.194135	11.56%	59,375
2009	8.430404	10.034302	19.03%	74,207
2008	14.373500	8.430404	-41.35%	82,166
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	16.937216	20.955170	23.72%	1,808
2016	17.262886	16.937216	-1.89%	1,844
2015	17.045531	17.262886	1.28%	1,884
2014	18.425541	17.045531	-7.49%	1,930
2013	15.180093	18.425541	21.38%	2,917
2012	13.441395	15.180093	12.94%	3,299
2011	16.869829	13.441395	-20.32%	3,801
2010	16.354214	16.869829	3.15%	5,888
2009	12.307472	16.354214	32.88%	11,434
2008	26.638157	12.307472	-53.80%	16,861
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	19.868773	25.874889	30.23%	8,623
2016	19.627060	19.868773	1.23%	11,472
2015	17.902105	19.627060	9.64%	12,896
2014	15.900605	17.902105	12.59%	12,967
2013	11.735422	15.900605	35.49%	18,698
2012	10.218714	11.735422	14.84%	21,043
2011	10.681727	10.218714	-4.81%	24,646
2010	9.833678	10.681727	8.62%	24,881
2009	7.252108	9.833678	35.60%	34,465
2008	12.185099	7.252108	-40.48%	18,376
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.688633	39.832797	11.61%	21,599
2016	28.915590	35.688633	23.42%	23,359
2015	31.002482	28.915590	-6.73%	25,170
2014	28.773223	31.002482	7.75%	25,204
2013	21.137866	28.773223	36.12%	30,823
2012	18.041407	21.137866	17.16%	36,412
2011	19.962858	18.041407	-9.63%	44,579
2010	15.945053	19.962858	25.20%	56,635
2009	11.301449	15.945053	41.09%	64,035
2008	17.785000	11.301449	-36.46%	64,307

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.595831	17.539200	12.46%	22,491
2016	15.190796	15.595831	2.67%	30,094
2015	15.515057	15.190796	-2.09%	37,307
2014	15.390246	15.515057	0.81%	43,308
2013	13.600734	15.390246	13.16%	39,246
2012	12.505920	13.600734	8.75%	40,903
2011	13.122397	12.505920	-4.70%	33,271
2010	12.088339	13.122397	8.55%	13,209
2009*	10.000000	12.088339	20.88%	1,482
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.978277	13.628691	13.78%	3,163
2016	10.512985	11.978277	13.94%	4,406
2015	10.904285	10.512985	-3.59%	4,631
2014*	10.000000	10.904285	9.04%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	33.050256	36.742061	11.17%	3,983
2016	26.578899	33.050256	24.35%	5,118
2015	27.515493	26.578899	-3.40%	5,976
2014	26.466072	27.515493	3.97%	7,154
2013	19.017444	26.466072	39.17%	7,968
2012	16.614102	19.017444	14.47%	10,310
2011	16.704505	16.614102	-0.54%	17,125
2010	13.423319	16.704505	24.44%	21,473
2009	10.855792	13.423319	23.65%	25,963
2008	15.888422	10.855792	-31.67%	31,052
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	23.855244	28.675508	20.21%	12,365
2016	21.592075	23.855244	10.48%	14,374
2015	21.593169	21.592075	-0.01%	15,491
2014	19.249244	21.593169	12.18%	15,985
2013	14.741807	19.249244	30.58%	22,481
2012	12.879243	14.741807	14.46%	32,094
2011	12.782186	12.879243	0.76%	39,288
2010	11.254334	12.782186	13.58%	49,268
2009	9.007464	11.254334	24.94%	57,441
2008	14.489404	9.007464	-37.83%	66,525
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.077500	31.262392	19.88%	17,791
2016	23.659837	26.077500	10.22%	18,007
2015	23.717024	23.659837	-0.24%	24,123
2014	21.202426	23.717024	11.86%	18,996
2013	16.277379	21.202426	30.26%	27,221
2012	14.253253	16.277379	14.20%	26,458
2011	14.181654	14.253253	0.50%	25,033
2010	12.519394	14.181654	13.28%	18,609
2009	10.042970	12.519394	24.66%	15,657
2008	16.201181	10.042970	-38.01%	19,015

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	20.615062	23.515307	14.07%	3,372
2016	18.884737	20.615062	9.16%	3,387
2015	19.724931	18.884737	-4.26%	3,580
2014	17.579404	19.724931	12.20%	4,211
2013	13.230850	17.579404	32.87%	4,419
2012	11.947638	13.230850	10.74%	5,231
2011	11.972345	11.947638	-0.21%	6,296
2010	10.543340	11.972345	13.55%	11,315
2009	7.970211	10.543340	32.28%	14,826
2008	12.289669	7.970211	-35.15%	15,267
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.472114	10.713776	2.31%	166
2016	9.718836	10.472114	7.75%	221
2015	9.925412	9.718836	-2.08%	0
2014*	10.000000	9.925412	-0.75%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	25.114863	26.469514	5.39%	20,593
2016	22.172159	25.114863	13.27%	25,125
2015	23.046165	22.172159	-3.79%	26,817
2014	22.751768	23.046165	1.29%	28,938
2013	21.554384	22.751768	5.56%	34,279
2012	19.066966	21.554384	13.05%	51,158
2011	18.374069	19.066966	3.77%	57,937
2010	16.242253	18.374069	13.13%	80,070
2009	10.770734	16.242253	50.80%	90,521
2008	14.735946	10.770734	-26.91%	77,048
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.471705	12.556265	9.45%	9,825
2016	12.143019	11.471705	-5.53%	9,965
2015	13.122414	12.143019	-7.46%	10,040
2014	13.447293	13.122414	-2.42%	12,110
2013	11.709921	13.447293	14.84%	18,488
2012	10.761440	11.709921	8.81%	22,229
2011	11.515249	10.761440	-6.55%	29,431
2010	10.303052	11.515249	11.77%	36,888
2009	9.197515	10.303052	12.02%	16,994
2008	13.222722	9.197515	-30.44%	17,991

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.159397	16.627077	2.89%	42,405
2016	15.736818	16.159397	2.69%	55,746
2015	15.950683	15.736818	-1.34%	65,760
2014	15.538682	15.950683	2.65%	65,844
2013	15.550562	15.538682	-0.08%	80,270
2012	14.330712	15.550562	8.51%	93,676
2011	14.167723	14.330712	1.15%	104,341
2010	13.202492	14.167723	7.31%	128,402
2009	11.084246	13.202492	19.11%	144,008
2008	12.088524	11.084246	-8.31%	130,237
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	15.755048	16.166443	2.61%	22,167
2016	15.386393	15.755048	2.40%	26,640
2015	15.626185	15.386393	-1.53%	36,113
2014	15.263790	15.626185	2.37%	54,773
2013	15.318586	15.263790	-0.36%	68,403
2012	14.152478	15.318586	8.24%	98,052
2011	14.030204	14.152478	0.87%	118,182
2010	13.101189	14.030204	7.09%	151,970
2009	11.024769	13.101189	18.83%	135,205
2008	12.058127	11.024769	-8.57%	121,451
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	16.935744	19.085011	12.69%	0
2016	16.623321	16.935744	1.88%	0
2015	16.803939	16.623321	-1.07%	0
2014	16.076776	16.803939	4.52%	0
2013	14.070165	16.076776	14.26%	0
2012	12.654612	14.070165	11.19%	0
2011	13.148532	12.654612	-3.76%	0
2010	11.647590	13.148532	12.89%	0
2009	9.133764	11.647590	27.52%	0
2008	12.974835	9.133764	-29.60%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	15.576134	17.522400	12.50%	824
2016	15.314048	15.576134	1.71%	824
2015	15.493703	15.314048	-1.16%	824
2014	14.843906	15.493703	4.38%	824
2013	13.012907	14.843906	14.07%	917
2012	11.723556	13.012907	11.00%	969
2011	12.197143	11.723556	-3.88%	4,048
2010	10.821684	12.197143	12.71%	4,785
2009	8.497940	10.821684	27.34%	5,782
2008	12.086240	8.497940	-29.69%	8,287

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	14.927298	17.523825	17.39%	386
2016	14.747391	14.927298	1.22%	386
2015	14.915878	14.747391	-1.13%	646
2014	14.261678	14.915878	4.59%	668
2013	11.787227	14.261678	20.99%	689
2012	10.333833	11.787227	14.06%	751
2011	11.146839	10.333833	-7.29%	1,181
2010	9.701420	11.146839	14.90%	1,342
2009	7.387149	9.701420	31.33%	1,363
2008	11.648716	7.387149	-36.58%	1,382
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	13.462268	15.776626	17.19%	68
2016	13.321725	13.462268	1.05%	72
2015	13.494811	13.321725	-1.28%	76
2014	12.926992	13.494811	4.39%	381
2013	10.706003	12.926992	20.75%	385
2012	9.404044	10.706003	13.84%	520
2011	10.165115	9.404044	-7.49%	695
2010	8.858618	10.165115	14.75%	4,041
2009	6.764719	8.858618	30.95%	4,821
2008	10.677883	6.764719	-36.65%	14,584
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	18.645456	21.436821	14.97%	541
2016	17.593010	18.645456	5.98%	2,235
2015	17.698862	17.593010	-0.60%	2,281
2014	16.255366	17.698862	8.88%	2,327
2013	13.754196	16.255366	18.18%	2,376
2012	12.098496	13.754196	13.69%	2,492
2011	12.713151	12.098496	-4.83%	3,127
2010	10.894668	12.713151	16.69%	3,384
2009	7.961882	10.894668	36.84%	3,456
2008	12.201942	7.961882	-34.75%	3,481
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	18.941599	21.753000	14.84%	10,963
2016	17.902314	18.941599	5.81%	25,837
2015	18.036436	17.902314	-0.74%	26,904
2014	16.576315	18.036436	8.81%	30,476
2013	14.051211	16.576315	17.97%	31,086
2012	12.373974	14.051211	13.55%	37,982
2011	13.009033	12.373974	-4.88%	44,270
2010	11.170222	13.009033	16.46%	54,048
2009	8.165294	11.170222	36.80%	64,917
2008	12.537557	8.165294	-34.87%	64,534

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	16.259236	19.901784	22.40%	0
2016	15.998617	16.259236	1.63%	0
2015	15.991537	15.998617	0.04%	0
2014	14.582147	15.991537	9.67%	0
2013	10.654150	14.582147	36.87%	0
2012	8.786606	10.654150	21.25%	0
2011	9.129233	8.786606	-3.75%	0
2010	7.818362	9.129233	16.77%	0
2009	5.816359	7.818362	34.42%	0
2008	9.999870	5.816359	-41.84%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	15.859342	19.371738	22.15%	16,385
2016	15.619889	15.859342	1.53%	20,215
2015	15.633458	15.619889	-0.09%	22,025
2014	14.284662	15.633458	9.44%	27,573
2013	10.447124	14.284662	36.73%	25,911
2012	8.641118	10.447124	20.90%	25,436
2011	8.985751	8.641118	-3.84%	29,688
2010	7.700616	8.985751	16.69%	45,504
2009	5.734111	7.700616	34.29%	46,175
2008	9.885308	5.734111	-41.99%	37,128
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	19.676462	21.952455	11.57%	32,384
2016	16.873815	19.676462	16.61%	46,748
2015	17.788809	16.873815	-5.14%	51,404
2014	16.555190	17.788809	7.45%	54,080
2013	13.076321	16.555190	26.60%	66,842
2012	11.282834	13.076321	15.90%	81,962
2011	11.310916	11.282834	-0.25%	95,997
2010	9.937302	11.310916	13.82%	121,569
2009	7.727243	9.937302	28.60%	142,109
2008	13.636949	7.727243	-43.34%	134,602
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	20.832359	23.210235	11.41%	84,952
2016	17.894470	20.832359	16.42%	92,243
2015	18.894300	17.894470	-5.29%	105,096
2014	17.611113	18.894300	7.29%	124,500
2013	13.930455	17.611113	26.42%	143,668
2012	12.033430	13.930455	15.76%	184,820
2011	12.087828	12.033430	-0.45%	224,481
2010	10.635652	12.087828	13.65%	290,820
2009	8.279659	10.635652	28.46%	323,494
2008	14.639361	8.279659	-43.44%	347,001

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	11.648463	11.598977	-0.42%	3,713
2016	11.753634	11.648463	-0.89%	3,572
2015	11.881023	11.753634	-1.07%	4,886
2014	12.011966	11.881023	-1.09%	6,719
2013	12.142032	12.011966	-1.07%	8,862
2012	12.260779	12.142032	-0.97%	19,206
2011	12.383253	12.260779	-0.99%	39,629
2010	12.490630	12.383253	-0.86%	30,321
2009	12.539160	12.490630	-0.39%	36,989
2008	12.305950	12.539160	1.90%	52,191
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	18.470108	21.331396	15.49%	0
2016	16.106807	18.470108	14.67%	0
2015	16.678020	16.106807	-3.42%	0
2014	15.276787	16.678020	9.17%	0
2013	11.574014	15.276787	31.99%	0
2012	9.884201	11.574014	17.10%	0
2011	9.838991	9.884201	0.46%	0
2010	8.676210	9.838991	13.40%	0
2009	6.898908	8.676210	25.76%	0
2008	11.980689	6.898908	-42.42%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	18.460107	21.290489	15.33%	27,446
2016	16.116949	18.460107	14.54%	31,588
2015	16.720649	16.116949	-3.61%	34,097
2014	15.337937	16.720649	9.01%	45,601
2013	11.638726	15.337937	31.78%	48,843
2012	9.952425	11.638726	16.94%	79,225
2011	9.927983	9.952425	0.25%	90,534
2010	8.763483	9.927983	13.29%	114,546
2009	6.976259	8.763483	25.62%	125,301
2008	12.140690	6.976259	-42.54%	109,970
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	16.138927	21.549026	33.52%	2,686
2016	16.202311	16.138927	-0.39%	2,743
2015	15.303235	16.202311	5.88%	2,808
2014	13.916434	15.303235	9.97%	2,874
2013	10.330978	13.916434	34.71%	2,937
2012	9.119655	10.330978	13.28%	2,996
2011	9.207873	9.119655	-0.96%	6,743
2010	7.504814	9.207873	22.69%	6,811
2009	5.921509	7.504814	26.74%	6,923
2008	11.347254	5.921509	-47.82%	8,566

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	12.257271	16.343567	33.34%	92,984
2016	12.325448	12.257271	-0.55%	104,314
2015	11.657649	12.325448	5.73%	123,850
2014	10.617952	11.657649	9.79%	139,069
2013	7.894105	10.617952	34.50%	157,731
2012	6.977210	7.894105	13.14%	187,990
2011	7.056954	6.977210	-1.13%	217,327
2010	5.760765	7.056954	22.50%	265,875
2009	4.551891	5.760765	26.56%	308,805
2008	8.734977	4.551891	-47.89%	368,585
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	15.846462	16.780831	5.90%	1,537
2016	14.008847	15.846462	13.12%	1,570
2015	14.717425	14.008847	-4.81%	1,607
2014	14.722904	14.717425	-0.04%	1,645
2013	14.060751	14.722904	4.71%	1,681
2012	12.450112	14.060751	12.94%	1,714
2011	12.112751	12.450112	2.79%	1,749
2010	10.763396	12.112751	12.54%	1,788
2009	7.569530	10.763396	42.19%	1,857
2008	10.213661	7.569530	-25.89%	2,091
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	16.713659	17.673096	5.74%	28,563
2016	14.801776	16.713659	12.92%	33,512
2015	15.568243	14.801776	-4.92%	37,723
2014	15.600336	15.568243	-0.21%	29,761
2013	14.923486	15.600336	4.54%	32,118
2012	13.240052	14.923486	12.71%	38,793
2011	12.907371	13.240052	2.58%	54,350
2010	11.481130	12.907371	12.42%	63,168
2009	8.091811	11.481130	41.89%	60,074
2008	10.929686	8.091811	-25.96%	74,792
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	18.684236	22.491770	20.38%	44,389
2016	16.888528	18.684236	10.63%	46,250
2015	16.851528	16.888528	0.22%	48,748
2014	15.002978	16.851528	12.32%	50,605
2013	11.471110	15.002978	30.79%	53,447
2012	10.006418	11.471110	14.64%	61,992
2011	9.915318	10.006418	0.92%	77,528
2010	8.716109	9.915318	13.76%	88,748
2009	6.960986	8.716109	25.21%	97,795
2008	11.171925	6.960986	-37.69%	121,866

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	19.653061	20.257085	3.07%	24,658
2016	18.971523	19.653061	3.59%	25,713
2015	19.297409	18.971523	-1.69%	26,984
2014	18.437553	19.297409	4.66%	27,842
2013	18.980011	18.437553	-2.86%	30,447
2012	18.122695	18.980011	4.73%	36,505
2011	17.071712	18.122695	6.16%	41,317
2010	16.011871	17.071712	6.62%	46,035
2009	13.990245	16.011871	14.45%	57,315
2008	14.620954	13.990245	-4.31%	73,944
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	61.585253	73.520284	19.38%	151
2016	55.540867	61.585253	10.88%	160
2015	57.013704	55.540867	-2.58%	168
2014	54.284219	57.013704	5.03%	182
2013	40.340127	54.284219	34.57%	200
2012	35.546562	40.340127	13.49%	222
2011	40.255287	35.546562	-11.70%	3,003
2010	31.625277	40.255287	27.29%	3,010
2009	22.838240	31.625277	38.48%	3,040
2008	38.174989	22.838240	-40.17%	3,031
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.646851	44.880543	19.21%	71,180
2016	34.009413	37.646851	10.70%	81,480
2015	34.957025	34.009413	-2.71%	97,646
2014	33.335144	34.957025	4.87%	103,298
2013	24.807459	33.335144	34.38%	113,413
2012	21.895469	24.807459	13.30%	138,632
2011	24.833645	21.895469	-11.83%	158,472
2010	19.529733	24.833645	27.16%	207,239
2009	14.129976	19.529733	38.21%	212,938
2008	23.657171	14.129976	-40.27%	232,141
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	13.851066	17.823064	28.68%	3,233
2016	14.760677	13.851066	-6.16%	4,195
2015	14.421479	14.760677	2.35%	4,481
2014	15.877638	14.421479	-9.17%	1,012
2013	12.313681	15.877638	28.94%	1,040
2012	10.329192	12.313681	19.21%	1,071
2011	12.617674	10.329192	-18.14%	1,106
2010	11.290948	12.617674	11.75%	1,142
2009	9.029335	11.290948	25.05%	1,183
2008	16.264257	9.029335	-44.48%	1,197

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	10.854191	13.954365	28.56%	30,295
2016	11.584913	10.854191	-6.31%	38,818
2015	11.339940	11.584913	2.16%	39,167
2014	12.503462	11.339940	-9.31%	20,976
2013	9.712551	12.503462	28.74%	24,038
2012	8.158292	9.712551	19.05%	28,233
2011	9.979270	8.158292	-18.25%	32,634
2010	8.942891	9.979270	11.59%	36,048
2009	7.163942	8.942891	24.83%	39,297
2008	12.926015	7.163942	-44.58%	43,898
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	21.321874	24.364057	14.27%	0
2016	19.265988	21.321874	10.67%	0
2015	19.640668	19.265988	-1.91%	0
2014	17.841958	19.640668	10.08%	0
2013	13.636712	17.841958	30.84%	0
2012	11.414351	13.636712	19.47%	0
2011	11.842997	11.414351	-3.62%	0
2010	10.171061	11.842997	16.44%	0
2009	7.224853	10.171061	40.78%	0
2008	13.662620	7.224853	-47.12%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	20.814545	23.748929	14.10%	7,562
2016	18.839420	20.814545	10.48%	8,113
2015	19.236145	18.839420	-2.06%	8,585
2014	17.505880	19.236145	9.88%	11,590
2013	13.391064	17.505880	30.73%	12,379
2012	11.232215	13.391064	19.22%	11,422
2011	11.669435	11.232215	-3.75%	12,628
2010	10.040468	11.669435	16.22%	13,218
2009	7.144111	10.040468	40.54%	13,734
2008	13.528085	7.144111	-47.19%	10,978
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	25.563602	30.140191	17.90%	1,072
2016	23.609301	25.563602	8.28%	1,148
2015	24.624110	23.609301	-4.12%	1,468
2014	23.336234	24.624110	5.52%	1,548
2013	18.088582	23.336234	29.01%	1,782
2012	14.390268	18.088582	25.70%	2,064
2011	15.962404	14.390268	-9.85%	5,186
2010	12.763331	15.962404	25.06%	6,580
2009	8.199207	12.763331	55.67%	15,003
2008	16.980456	8.199207	-51.71%	13,155

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	23.647688	27.852004	17.78%	5,044
2016	21.881154	23.647688	8.07%	7,733
2015	22.853642	21.881154	-4.26%	7,966
2014	21.694824	22.853642	5.34%	9,086
2013	16.850001	21.694824	28.75%	11,185
2012	13.408784	16.850001	25.66%	11,033
2011	14.904630	13.408784	-10.04%	19,324
2010	11.928568	14.904630	24.95%	23,007
2009	7.674867	11.928568	55.42%	30,088
2008	15.930468	7.674867	-51.82%	33,086
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.326193	14.758780	10.75%	8,304
2016	11.904886	13.326193	11.94%	8,962
2015	12.834741	11.904886	-7.24%	13,701
2014	12.618130	12.834741	1.72%	14,448
2013	10.308138	12.618130	22.41%	11,799
2012	9.037365	10.308138	14.06%	7,824
2011	9.280772	9.037365	-2.62%	7,762
2010	8.511220	9.280772	9.04%	9,979
2009	6.607120	8.511220	28.82%	10,637
2008*	10.000000	6.607120	-33.93%	414
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	24.932203	29.799816	19.52%	25,283
2016	21.670351	24.932203	15.05%	29,335
2015	22.686312	21.670351	-4.48%	31,629
2014	21.043478	22.686312	7.81%	35,470
2013	16.360774	21.043478	28.62%	38,419
2012	14.747570	16.360774	10.94%	41,710
2011	14.028420	14.747570	5.13%	47,797
2010	11.728418	14.028420	19.61%	60,944
2009	10.077791	11.728418	16.38%	58,266
2008	13.948001	10.077791	-27.75%	75,750
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	17.104115	19.795714	15.74%	4,472
2016	16.088800	17.104115	6.31%	4,782
2015	17.363066	16.088800	-7.34%	5,348
2014	19.700995	17.363066	-11.87%	6,240
2013	16.159226	19.700995	21.92%	7,295
2012	13.777290	16.159226	17.29%	8,682
2011	15.554942	13.777290	-11.43%	12,886
2010	14.472337	15.554942	7.48%	15,219
2009	10.654671	14.472337	35.83%	16,074
2008	18.026134	10.654671	-40.89%	20,531

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	18.104760	22.745707	25.63%	16,497
2016	17.943682	18.104760	0.90%	18,159
2015	17.320503	17.943682	3.60%	20,115
2014	16.190601	17.320503	6.98%	22,017
2013	11.710407	16.190601	38.26%	27,409
2012	10.442013	11.710407	12.15%	29,108
2011	11.278649	10.442013	-7.42%	16,471
2010	9.537893	11.278649	18.25%	17,515
2009	5.822149	9.537893	63.82%	23,695
2008	11.569136	5.822149	-49.68%	37,215
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	22.549661	26.222031	16.29%	42,005
2016	19.489114	22.549661	15.70%	51,280
2015	21.007195	19.489114	-7.23%	54,532
2014	19.469046	21.007195	7.90%	72,684
2013	14.511702	19.469046	34.16%	81,365
2012	12.338464	14.511702	17.61%	96,650
2011	12.744059	12.338464	-3.18%	110,448
2010	11.137592	12.744059	14.42%	126,542
2009	8.770107	11.137592	26.99%	126,840
2008	13.813061	8.770107	-36.51%	134,815
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	17.021393	19.052635	11.93%	1,521
2016	15.608191	17.021393	9.05%	1,550
2015	16.748179	15.608191	-6.81%	1,892
2014	15.658856	16.748179	6.96%	3,871
2013	12.249957	15.658856	27.83%	7,767
2012	10.876614	12.249957	12.63%	8,850
2011	11.004295	10.876614	-1.16%	9,917
2010	10.156154	11.004295	8.35%	15,469
2009	8.004116	10.156154	26.89%	21,566
2008	11.585252	8.004116	-30.91%	23,639
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.581426	18.511258	11.64%	5,505
2016	15.238562	16.581426	8.81%	10,201
2015	16.392024	15.238562	-7.04%	10,431
2014	15.368464	16.392024	6.66%	10,468
2013	12.052021	15.368464	27.52%	16,202
2012	10.726182	12.052021	12.36%	17,657
2011	10.877179	10.726182	-1.39%	16,076
2010	10.067002	10.877179	8.05%	15,880
2009	7.953407	10.067002	26.57%	18,756
2008	11.541511	7.953407	-31.09%	19,689

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	22.263473	27.023442	21.38%	620
2016	22.668333	22.263473	-1.79%	620
2015	23.536109	22.668333	-3.69%	991
2014	23.776511	23.536109	-1.01%	991
2013	20.250515	23.776511	17.41%	1,618
2012	17.766096	20.250515	13.98%	2,146
2011	19.313740	17.766096	-8.01%	2,146
2010	17.341930	19.313740	11.37%	4,727
2009	12.997208	17.341930	33.43%	9,296
2008	22.104587	12.997208	-41.20%	8,481
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	22.601101	25.687964	13.66%	3,875
2016	20.145418	22.601101	12.19%	4,881
2015	21.224472	20.145418	-5.08%	5,454
2014	20.549330	21.224472	3.29%	5,652
2013	16.130037	20.549330	27.40%	6,189
2012	14.699523	16.130037	9.73%	8,140
2011	15.875211	14.699523	-7.41%	10,046
2010	14.066518	15.875211	12.86%	16,151
2009	10.922903	14.066518	28.78%	18,769
2008	15.451101	10.922903	-29.31%	25,232
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	14.086647	17.065653	21.15%	672
2016	14.136073	14.086647	-0.35%	719
2015	14.122944	14.136073	0.09%	725
2014	13.217713	14.122944	6.85%	1,025
2013	9.754199	13.217713	35.51%	1,782
2012*	10.000000	9.754199	-2.46%	2,547
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.950716	16.852751	20.80%	1,618
2016	14.025171	13.950716	-0.53%	1,651
2015	14.034942	14.025171	-0.07%	921
2014	13.177451	14.034942	6.51%	551
2013	9.753767	13.177451	35.10%	0
2012*	10.000000	9.753767	-2.46%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.985700	16.359845	16.98%	11,739
2016	14.513563	13.985700	-3.64%	11,747
2015	16.011376	14.513563	-9.35%	11,713
2014	17.089227	16.011376	-6.31%	18,049
2013	13.808838	17.089227	23.76%	31,054
2012	11.716087	13.808838	17.86%	33,658
2011	12.766053	11.716087	-8.22%	32,101
2010	11.877560	12.766053	7.48%	26,937
2009*	10.000000	11.877560	18.78%	14,367

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.940360	11.302782	26.42%	3,416
2016	7.484290	8.940360	19.46%	3,595
2015	9.466069	7.484290	-20.94%	3,779
2014*	10.000000	9.466069	-5.34%	1,196
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	15.396028	19.289334	25.29%	14,948
2016	14.879964	15.396028	3.47%	20,958
2015	14.406895	14.879964	3.28%	20,941
2014	13.418701	14.406895	7.36%	21,454
2013	9.887899	13.418701	35.71%	21,098
2012	8.587738	9.887899	15.14%	26,010
2011	9.253524	8.587738	-7.19%	32,007
2010	7.241534	9.253524	27.78%	34,047
2009	5.183762	7.241534	39.70%	56,407
2008	10.828247	5.183762	-52.13%	48,703
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	21.454905	26.807128	24.95%	10,511
2016	19.938551	21.454905	7.61%	12,571
2015	20.602366	19.938551	-3.22%	14,158
2014	22.519208	20.602366	-8.51%	15,981
2013	16.123674	22.519208	39.67%	19,455
2012	13.485278	16.123674	19.57%	22,141
2011	15.233597	13.485278	-11.48%	24,969
2010	11.330652	15.233597	34.45%	31,377
2009	7.032010	11.330652	61.13%	31,206
2008	11.756457	7.032010	-40.19%	34,234
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	25.822513	29.969900	16.06%	17,580
2016	22.947687	25.822513	12.53%	20,265
2015	23.421685	22.947687	-2.02%	22,927
2014	21.489735	23.421685	8.99%	25,169
2013	16.024593	21.489735	34.10%	30,041
2012	13.982486	16.024593	14.60%	37,204
2011	14.203944	13.982486	-1.56%	42,234
2010	12.913433	14.203944	9.99%	57,767
2009	10.663066	12.913433	21.10%	63,095
2008	16.030645	10.663066	-33.48%	63,915
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.346588	20.503262	25.43%	8,278
2016	15.916511	16.346588	2.70%	10,140
2015	15.136871	15.916511	5.15%	14,207
2014	15.133806	15.136871	0.02%	11,249
2013	11.989006	15.133806	26.23%	10,313
2012	10.456746	11.989006	14.65%	3,670
2011	10.764126	10.456746	-2.86%	4,526
2010*	10.000000	10.764126	7.64%	2,475

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.210814	12.936682	26.70%	16,188
2016	9.754250	10.210814	4.68%	20,107
2015*	10.000000	9.754250	-2.46%	20,120
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.999273	14.661844	4.73%	3,069
2016	13.371022	13.999273	4.70%	1,631
2015	13.633200	13.371022	-1.92%	1,633
2014	12.815308	13.633200	6.38%	1,631
2013	13.033456	12.815308	-1.67%	6,165
2012	12.069237	13.033456	7.99%	5,668
2011	11.577526	12.069237	4.25%	8,846
2010	10.954949	11.577526	5.68%	16,447
2009	10.126842	10.954949	8.18%	13,524
2008	11.435078	10.126842	-11.44%	14,811
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.635272	27.493393	7.25%	183
2016	21.561529	25.635272	18.89%	1,167
2015	22.814725	21.561529	-5.49%	2,481
2014	20.424023	22.814725	11.71%	3,839
2013	15.683748	20.424023	30.22%	4,359
2012	13.856862	15.683748	13.18%	441
2011	13.942834	13.856862	-0.62%	129
2010	12.459245	13.942834	11.91%	0
2009*	10.000000	12.459245	24.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.087041	18.423322	14.52%	52,528
2016	14.922505	16.087041	7.80%	53,952
2015	14.941432	14.922505	-0.13%	121,511
2014	14.389503	14.941432	3.84%	127,028
2013	11.801550	14.389503	21.93%	167,020
2012	10.312373	11.801550	14.44%	174,495
2011	10.330858	10.312373	-0.18%	211,197
2010	9.325078	10.330858	10.79%	251,756
2009	7.639940	9.325078	22.06%	190,971
2008	11.000442	7.639940	-30.55%	131,296
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.011635	12.261405	2.08%	1,223
2016	11.831287	12.011635	1.52%	7,602
2015	11.990578	11.831287	-1.33%	8,216
2014	11.548990	11.990578	3.82%	13,682
2013	11.985942	11.548990	-3.65%	14,819
2012	11.546118	11.985942	3.81%	28,604
2011	11.042165	11.546118	4.56%	41,671
2010	10.533955	11.042165	4.82%	52,785
2009	9.497230	10.533955	10.92%	52,257
2008	10.654712	9.497230	-10.86%	35,500

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.500312	21.372909	29.53%	9,763
2016	16.652152	16.500312	-0.91%	15,397
2015	15.803355	16.652152	5.37%	18,081
2014	15.691090	15.803355	0.72%	18,432
2013	12.333180	15.691090	27.23%	21,660
2012	10.214607	12.333180	20.74%	24,618
2011	11.388162	10.214607	-10.31%	35,544
2010	10.345640	11.388162	10.08%	46,046
2009	7.387323	10.345640	40.05%	49,147
2008	12.172813	7.387323	-39.31%	34,496
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.158194	21.687148	26.40%	15,605
2016	15.906781	17.158194	7.87%	33,645
2015	15.112403	15.906781	5.26%	34,361
2014	14.139854	15.112403	6.88%	44,854
2013	11.030803	14.139854	28.19%	52,884
2012	9.500514	11.030803	16.11%	59,311
2011	10.078460	9.500514	-5.73%	64,787
2010	8.621883	10.078460	16.89%	71,164
2009	6.281631	8.621883	37.26%	73,362
2008	11.385541	6.281631	-44.83%	60,796
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.040732	18.137530	20.59%	7,100
2016	13.689746	15.040732	9.87%	7,140
2015	13.693207	13.689746	-0.03%	11,162
2014	12.560847	13.693207	9.01%	13,727
2013	9.551526	12.560847	31.51%	16,840
2012	8.250277	9.551526	15.77%	17,123
2011	8.532609	8.250277	-3.31%	26,188
2010	7.774220	8.532609	9.76%	26,172
2009	6.014749	7.774220	29.25%	31,299
2008	9.819431	6.014749	-38.75%	20,147
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.721125	11.319982	5.59%	5,787
2016	9.495791	10.721125	12.90%	9,309
2015	9.858454	9.495791	-3.68%	10,064
2014*	10.000000	9.858454	-1.42%	11,220

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.639443	18.063813	23.39%	12
2016	13.036263	14.639443	12.30%	0
2015	13.340372	13.036263	-2.28%	17
2014	12.658432	13.340372	5.39%	0
2013	8.917257	12.658432	41.95%	0
2012	7.717412	8.917257	15.55%	0
2011	8.832585	7.717412	-12.63%	4,535
2010	7.739930	8.832585	14.12%	5,464
2009	5.116272	7.739930	51.28%	5,209
2008*	10.000000	5.116272	-48.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.594056	19.467689	17.32%	447
2016	15.237335	16.594056	8.90%	952
2015	15.456864	15.237335	-1.42%	952
2014	14.130560	15.456864	9.39%	447
2013	10.296214	14.130560	37.24%	447
2012	9.337300	10.296214	10.27%	288
2011	9.751002	9.337300	-4.24%	288
2010	7.978095	9.751002	22.22%	0
2009	6.132866	7.978095	30.09%	0
2008*	10.000000	6.132866	-38.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.465689	19.275577	17.07%	23
2016	15.119880	16.465689	8.90%	68
2015	15.352276	15.119880	-1.51%	31
2014	14.046764	15.352276	9.29%	1,328
2013	10.250970	14.046764	37.03%	1,510
2012	9.305930	10.250970	10.16%	583
2011	9.726873	9.305930	-4.33%	1,665
2010	7.959593	9.726873	22.20%	4,093
2009	6.130958	7.959593	29.83%	0
2008*	10.000000	6.130958	-38.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.555436	16.061092	18.48%	0
2016	12.647970	13.555436	7.17%	2,298
2015	13.016941	12.647970	-2.83%	2,298
2014	12.595318	13.016941	3.35%	2,298
2013	9.836152	12.595318	28.05%	2,298
2012	8.562658	9.836152	14.87%	2,298
2011	9.247549	8.562658	-7.41%	0
2010	8.133865	9.247549	13.69%	0
2009	6.365782	8.133865	27.77%	0
2008*	10.000000	6.365782	-36.34%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.209118	14.638635	10.82%	31,217
2016	12.586810	13.209118	4.94%	32,376
2015	12.863060	12.586810	-2.15%	40,829
2014	12.470220	12.863060	3.15%	45,528
2013	10.997048	12.470220	13.40%	54,072
2012	10.012205	10.997048	9.84%	53,430
2011	10.261354	10.012205	-2.43%	20,380
2010	9.397542	10.261354	9.19%	27,873
2009	7.930212	9.397542	18.50%	24,543
2008*	10.000000	7.930212	-20.70%	5,636
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.578369	15.552016	14.54%	634
2016	12.792368	13.578369	6.14%	770
2015	13.108816	12.792368	-2.41%	813
2014	12.659918	13.108816	3.55%	878
2013	10.557671	12.659918	19.91%	1,004
2012	9.393792	10.557671	12.39%	1,859
2011	9.837220	9.393792	-4.51%	0
2010	8.850147	9.837220	11.15%	13,109
2009	7.207070	8.850147	22.80%	0
2008*	10.000000	7.207070	-27.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.317902	12.957393	5.19%	6,369
2016	11.905348	12.317902	3.47%	9,740
2015	12.126755	11.905348	-1.83%	14,397
2014	11.865739	12.126755	2.20%	19,177
2013	11.433714	11.865739	3.78%	23,910
2012	10.754709	11.433714	6.31%	24,604
2011	10.722785	10.754709	0.30%	16,453
2010	10.151663	10.722785	5.63%	16,112
2009	9.082054	10.151663	11.78%	20,264
2008*	10.000000	9.082054	-9.18%	7,665
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.427537	15.135358	12.72%	16,293
2016	12.719304	13.427537	5.57%	18,617
2015	12.999321	12.719304	-2.15%	28,989
2014	12.569469	12.999321	3.42%	31,694
2013	10.788427	12.569469	16.51%	39,753
2012	9.707840	10.788427	11.13%	53,804
2011	10.050033	9.707840	-3.40%	46,025
2010	9.124286	10.050033	10.15%	53,552
2009	7.565372	9.124286	20.61%	53,069
2008*	10.000000	7.565372	-24.35%	15,067

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.514290	15.781186	16.77%	6,411
2016	12.700082	13.514290	6.41%	5,641
2015	13.037904	12.700082	-2.59%	5,667
2014	12.607773	13.037904	3.41%	7,231
2013	10.257738	12.607773	22.91%	9,465
2012	9.051808	10.257738	13.32%	49,289
2011	9.600776	9.051808	-5.72%	49,314
2010	8.567131	9.600776	12.07%	48,523
2009	6.843520	8.567131	25.19%	4,056
2008*	10.000000	6.843520	-31.56%	4,056
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.006302	14.135255	8.68%	191
2016	12.406458	13.006302	4.83%	1,076
2015	12.679500	12.406458	-2.15%	51,413
2014	12.317687	12.679500	2.94%	56,479
2013	11.196381	12.317687	10.01%	64,524
2012	10.287903	11.196381	8.83%	84,694
2011	10.430294	10.287903	-1.37%	27,424
2010	9.672495	10.430294	7.83%	47,752
2009	8.310716	9.672495	16.39%	12,476
2008*	10.000000	8.310716	-16.89%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	13.027419	13.451009	3.25%	271
2016	12.503461	13.027419	4.19%	271
2015	12.734242	12.503461	-1.81%	271
2014	12.256288	12.734242	3.90%	271
2013	12.634111	12.256288	-2.99%	271
2012	11.855700	12.634111	6.57%	3,803
2011	11.245593	11.855700	5.43%	776
2010	10.621184	11.245593	5.88%	776
2009	9.872127	10.621184	7.59%	0
2008*	10.000000	9.872127	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.729580	13.116117	3.04%	6,951
2016	12.257281	12.729580	3.85%	7,221
2015	12.503698	12.257281	-1.97%	7,566
2014	12.077671	12.503698	3.53%	5,778
2013	12.477591	12.077671	-3.21%	1,314
2012	11.738341	12.477591	6.30%	2,105
2011	11.171635	11.738341	5.07%	1,916
2010	10.578837	11.171635	5.60%	0
2009	9.850251	10.578837	7.40%	0
2008*	10.000000	9.850251	-1.50%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.624809	13.982939	2.63%	8,385
2016	13.331216	13.624809	2.20%	8,616
2015	13.549573	13.331216	-1.61%	9,330
2014	13.062618	13.549573	3.73%	10,723
2013	13.484158	13.062618	-3.13%	10,572
2012	12.728494	13.484158	5.94%	11,869
2011	12.135789	12.728494	4.88%	12,544
2010	11.349822	12.135789	6.92%	7,138
2009	9.856077	11.349822	15.16%	5,225
2008*	10.000000	9.856077	-1.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.035044	30.776906	39.67%	4,355
2016	20.729253	22.035044	6.30%	4,679
2015	25.021607	20.729253	-17.15%	5,195
2014	26.837771	25.021607	-6.77%	4,928
2013	27.020355	26.837771	-0.68%	360
2012	23.353657	27.020355	15.70%	360
2011	30.506564	23.353657	-23.45%	749
2010	26.611172	30.506564	14.64%	1,411
2009	16.498462	26.611172	61.29%	1,224
2008	39.653293	16.498462	-58.39%	2,227
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.493520	14.633297	0.96%	44,377
2016	14.546393	14.493520	-0.36%	53,313
2015	14.724190	14.546393	-1.21%	82,019
2014	14.237435	14.724190	3.42%	86,782
2013	15.004285	14.237435	-5.11%	105,615
2012	14.721561	15.004285	1.92%	128,882
2011	13.878004	14.721561	6.08%	152,699
2010	13.391976	13.878004	3.63%	210,629
2009	13.186426	13.391976	1.56%	239,308
2008	12.377589	13.186426	6.53%	259,672
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.985810	9.917885	-0.68%	321,366
2016	10.095803	9.985810	-1.09%	409,667
2015	10.208088	10.095803	-1.10%	388,096
2014	10.321626	10.208088	-1.10%	396,893
2013	10.436425	10.321626	-1.10%	535,769
2012	10.552824	10.436425	-1.10%	677,305
2011	10.669859	10.552824	-1.10%	527,360
2010	10.788519	10.669859	-1.10%	504,304
2009	10.903937	10.788519	-1.06%	653,006
2008	10.803348	10.903937	0.93%	1,225,399

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.630055	10.846301	25.68%	2,757
2016	8.670834	8.630055	-0.47%	2,927
2015	9.059033	8.670834	-4.29%	9,474
2014	9.226189	9.059033	-1.81%	9,537
2013	7.935154	9.226189	16.27%	7,127
2012	6.963352	7.935154	13.96%	6,122
2011	7.822932	6.963352	-10.99%	5,067
2010	6.999728	7.822932	11.76%	6,434
2009	5.467370	6.999728	28.03%	1,855
2008*	10.000000	5.467370	-45.33%	816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.236863	24.874802	17.13%	19,429
2016	19.615307	21.236863	8.27%	19,460
2015	20.033437	19.615307	-2.09%	21,295
2014	19.294361	20.033437	3.83%	22,485
2013	15.331483	19.294361	25.85%	27,977
2012	13.375288	15.331483	14.63%	74,570
2011	14.077161	13.375288	-4.99%	89,245
2010	12.417174	14.077161	13.37%	105,050
2009	9.870067	12.417174	25.81%	115,204
2008	15.801956	9.870067	-37.54%	126,185
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.313819	17.930780	9.91%	28,496
2016	15.516816	16.313819	5.14%	31,085
2015	15.716696	15.516816	-1.27%	31,298
2014	15.194780	15.716696	3.43%	31,812
2013	13.545432	15.194780	12.18%	43,129
2012	12.521179	13.545432	8.18%	44,754
2011	12.549129	12.521179	-0.22%	17,296
2010	11.554648	12.549129	8.61%	17,339
2009*	10.000000	11.554648	15.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.819759	21.369674	13.55%	49
2016	17.661632	18.819759	6.56%	724
2015	17.953561	17.661632	-1.63%	637
2014	17.253971	17.953561	4.05%	575
2013	14.599701	17.253971	18.18%	575
2012	13.151411	14.599701	11.01%	888
2011	13.422987	13.151411	-2.02%	1,156
2010	12.114759	13.422987	10.80%	1,764
2009*	10.000000	12.114759	21.15%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.873974	15.546762	4.52%	46,284
2016	14.423969	14.873974	3.12%	48,762
2015	14.545879	14.423969	-0.84%	64,587
2014	14.156917	14.545879	2.75%	86,034
2013	13.654619	14.156917	3.68%	90,557
2012	13.127435	13.654619	4.02%	100,578
2011	12.895192	13.127435	1.80%	118,273
2010	12.313033	12.895192	4.73%	208,531
2009	11.413148	12.313033	7.88%	205,170
2008	12.279672	11.413148	-7.06%	264,905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.665089	20.846660	11.69%	205,295
2016	17.613976	18.665089	5.97%	215,559
2015	17.869688	17.613976	-1.43%	246,114
2014	17.178402	17.869688	4.02%	307,763
2013	14.893111	17.178402	15.34%	404,073
2012	13.589809	14.893111	9.59%	479,582
2011	13.746195	13.589809	-1.14%	637,894
2010	12.531392	13.746195	9.69%	946,828
2009	10.635605	12.531392	17.82%	1,207,242
2008	14.001785	10.635605	-24.04%	1,229,745
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.301209	23.427325	15.40%	80,215
2016	18.921577	20.301209	7.29%	86,108
2015	19.272683	18.921577	-1.82%	95,762
2014	18.566682	19.272683	3.80%	117,891
2013	15.340359	18.566682	21.03%	157,513
2012	13.635151	15.340359	12.51%	177,500
2011	14.086041	13.635151	-3.20%	198,627
2010	12.622620	14.086041	11.59%	294,523
2009	10.260272	12.622620	23.02%	377,904
2008	15.121237	10.260272	-32.15%	418,310
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.039139	18.404514	8.01%	86,775
2016	16.298652	17.039139	4.54%	90,961
2015	16.484972	16.298652	-1.13%	93,210
2014	15.914084	16.484972	3.59%	134,538
2013	14.562727	15.914084	9.28%	163,908
2012	13.629293	14.562727	6.85%	191,650
2011	13.502075	13.629293	0.94%	249,575
2010	12.580767	13.502075	7.32%	364,716
2009	11.103822	12.580767	13.30%	355,832
2008	13.215517	11.103822	-15.98%	468,411

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.536798	30.895777	25.92%	20,701
2016	23.939393	24.536798	2.50%	23,408
2015	23.032617	23.939393	3.94%	26,008
2014	21.405170	23.032617	7.60%	29,589
2013	15.832219	21.405170	35.20%	38,656
2012	13.488366	15.832219	17.38%	43,382
2011	13.949671	13.488366	-3.31%	61,234
2010	12.963939	13.949671	7.60%	79,036
2009*	10.000000	12.963939	29.64%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	24.051180	30.226195	25.67%	155,030
2016	23.535547	24.051180	2.19%	172,705
2015	22.702494	23.535547	3.67%	190,383
2014	21.144539	22.702494	7.37%	230,532
2013	15.687374	21.144539	34.79%	262,500
2012	13.394711	15.687374	17.12%	322,515
2011	13.889943	13.394711	-3.57%	384,941
2010	12.942109	13.889943	7.32%	488,522
2009*	10.000000	12.942109	29.42%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	31.462553	36.027473	14.51%	8,655
2016	26.445869	31.462553	18.97%	9,131
2015	27.435278	26.445869	-3.61%	8,869
2014	25.352160	27.435278	8.22%	12,557
2013	19.266761	25.352160	31.58%	15,586
2012	16.583846	19.266761	16.18%	15,744
2011	17.205673	16.583846	-3.61%	21,905
2010	13.785006	17.205673	24.81%	29,185
2009	10.192142	13.785006	35.25%	39,224
2008	16.220000	10.192142	-37.16%	37,787
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	29.123022	33.289525	14.31%	10,457
2016	24.535687	29.123022	18.70%	11,634
2015	25.515849	24.535687	-3.84%	11,414
2014	23.631263	25.515849	7.97%	19,675
2013	17.991545	23.631263	31.35%	22,365
2012	15.512349	17.991545	15.98%	26,507
2011	16.116161	15.512349	-3.75%	34,048
2010	12.946589	16.116161	24.48%	43,230
2009	9.590104	12.946589	35.00%	45,271
2008	15.298297	9.590104	-37.31%	53,453

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.414128	12.930084	24.16%	1,436
2016	10.796513	10.414128	-3.54%	1,436
2015	10.988510	10.796513	-1.75%	1,436
2014	11.262999	10.988510	-2.44%	1,436
2013	9.405778	11.262999	19.75%	1,852
2012	8.232874	9.405778	14.25%	0
2011	9.210640	8.232874	-10.62%	0
2010	8.183302	9.210640	12.55%	530
2009	6.079248	8.183302	34.61%	0
2008*	10.000000	6.079248	-39.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.827322	10.731948	21.58%	3,171
2016	8.482014	8.827322	4.07%	3,213
2015	9.039093	8.482014	-6.16%	3,256
2014*	10.000000	9.039093	-9.61%	3,305
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.769805	10.628188	21.19%	7,902
2016	8.446327	8.769805	3.83%	10,132
2015	9.022579	8.446327	-6.39%	11,982
2014*	10.000000	9.022579	-9.77%	13,794
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.092771	19.387309	28.45%	636
2016	14.962421	15.092771	0.87%	1,682
2015	14.669732	14.962421	2.00%	1,949
2014	13.466292	14.669732	8.94%	2,180
2013	10.129940	13.466292	32.94%	2,582
2012	8.819406	10.129940	14.86%	1,890
2011	9.215178	8.819406	-4.29%	2,579
2010	8.077111	9.215178	14.09%	3,859
2009	6.313731	8.077111	27.93%	4,319
2008*	10.000000	6.313731	-36.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.263537	17.264144	13.11%	19,041
2016	13.298955	15.263537	14.77%	19,926
2015	13.925404	13.298955	-4.50%	23,039
2014	12.772017	13.925404	9.03%	26,473
2013	9.564017	12.772017	33.54%	26,015
2012	8.223917	9.564017	16.30%	37,721
2011	8.854670	8.223917	-7.12%	52,779
2010	7.940970	8.854670	11.51%	59,309
2009	6.301835	7.940970	26.01%	79,554
2008*	10.000000	6.301835	-36.98%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.194538	19.163928	26.12%	1,427
2016	14.485878	15.194538	4.89%	1,427
2015	14.697796	14.485878	-1.44%	2,393
2014	14.328285	14.697796	2.58%	1,427
2013	10.452380	14.328285	37.08%	1,190
2012	9.218852	10.452380	13.38%	1,204
2011	9.755389	9.218852	-5.50%	2,830
2010	7.799454	9.755389	25.08%	6,385
2009	6.223953	7.799454	25.31%	5,676
2008*	10.000000	6.223953	-37.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.748185	22.234488	12.59%	992
2016	16.979858	19.748185	16.30%	992
2015	17.678860	16.979858	-3.95%	992
2014	15.275597	17.678860	15.73%	6,426
2013	11.383937	15.275597	34.19%	5,496
2012	9.893653	11.383937	15.06%	6,268
2011	10.241195	9.893653	-3.39%	7,150
2010	8.655721	10.241195	18.32%	7,349
2009	6.708071	8.655721	29.03%	20,839
2008*	10.000000	6.708071	-32.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.300922	21.328438	23.28%	1,873
2016	16.188344	17.300922	6.87%	8,053
2015	16.282154	16.188344	-0.58%	8,378
2014	16.055717	16.282154	1.41%	8,855
2013	11.277667	16.055717	42.37%	12,507
2012	10.083203	11.277667	11.85%	12,553
2011	10.283684	10.083203	-1.95%	14,061
2010	8.311441	10.283684	23.73%	17,355
2009	6.607531	8.311441	25.79%	25,973
2008	12.496590	6.607531	-47.13%	20,287
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	30.011097	32.372028	7.87%	2,037
2016	24.095412	30.011097	24.55%	2,262
2015	25.924721	24.095412	-7.06%	2,802
2014	24.493132	25.924721	5.84%	2,836
2013	17.639157	24.493132	38.86%	3,906
2012	14.808212	17.639157	19.12%	3,030
2011	15.772290	14.808212	-6.11%	5,784
2010	12.596370	15.772290	25.21%	6,871
2009	10.091069	12.596370	24.83%	8,245
2008	15.038760	10.091069	-32.90%	11,003

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	26.908218	28.942526	7.56%	4,012
2016	21.658957	26.908218	24.24%	5,075
2015	23.369657	21.658957	-7.32%	5,271
2014	22.132288	23.369657	5.59%	8,642
2013	15.981815	22.132288	38.48%	10,493
2012	13.432524	15.981815	18.98%	15,088
2011	14.364972	13.432524	-6.49%	18,789
2010	11.484257	14.364972	25.08%	28,363
2009	9.226092	11.484257	24.48%	27,521
2008	13.779738	9.226092	-33.05%	28,862
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	29.697837	33.333643	12.24%	3,088
2016	24.445747	29.697837	21.48%	5,496
2015	25.128540	24.445747	-2.72%	5,525
2014	25.202590	25.128540	-0.29%	5,520
2013	18.084856	25.202590	39.36%	6,743
2012	15.832073	18.084856	14.23%	14,903
2011	16.950051	15.832073	-6.60%	16,982
2010	13.675797	16.950051	23.94%	19,342
2009	10.265542	13.675797	33.22%	13,773
2008	16.792950	10.265542	-38.87%	17,533
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	29.413330	32.930403	11.96%	8,866
2016	24.268591	29.413330	21.20%	9,133
2015	25.012534	24.268591	-2.97%	11,290
2014	25.150890	25.012534	-0.55%	13,657
2013	18.093472	25.150890	39.01%	15,688
2012	15.877542	18.093472	13.96%	18,099
2011	17.042780	15.877542	-6.84%	20,920
2010	13.788034	17.042780	23.61%	31,035
2009	10.370762	13.788034	32.95%	46,851
2008	17.010620	10.370762	-39.03%	45,399
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	16.018408	19.050049	18.93%	1,335
2016	14.570351	16.018408	9.94%	1,444
2015	14.635531	14.570351	-0.45%	1,524
2014	13.234458	14.635531	10.59%	1,611
2013	10.231370	13.234458	29.35%	2,415
2012	9.087120	10.231370	12.59%	2,568
2011	9.153362	9.087120	-0.72%	2,792
2010	8.174208	9.153362	11.98%	9,092
2009	6.582790	8.174208	24.18%	3,507
2008	11.399660	6.582790	-42.25%	2,789

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.208042	14.915414	4.98%	5,932
2016	13.403683	14.208042	6.00%	10,599
2015	14.365934	13.403683	-6.70%	11,660
2014	11.294702	14.365934	27.19%	19,075
2013	11.120054	11.294702	1.57%	21,566
2012	9.728208	11.120054	14.31%	26,807
2011	9.267311	9.728208	4.97%	33,015
2010	7.217882	9.267311	28.39%	38,416
2009	5.591849	7.217882	29.08%	31,624
2008*	10.000000	5.591849	-44.08%	372
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.679925	10.729568	0.46%	4,264
2016	10.535869	10.679925	1.37%	3,735
2015	10.689508	10.535869	-1.44%	4,006
2014	10.755282	10.689508	-0.61%	4,290
2013	10.863450	10.755282	-1.00%	5,432
2012	10.610693	10.863450	2.38%	2,938
2011	10.590916	10.610693	0.19%	876
2010	10.455700	10.590916	1.29%	1,219
2009	9.870265	10.455700	5.93%	551
2008*	10.000000	9.870265	-1.30%	246
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.292667	17.347265	21.37%	319
2016	14.291805	14.292667	0.01%	337
2015	15.037665	14.291805	-4.96%	371
2014	16.553514	15.037665	-9.16%	405
2013	13.937028	16.553514	18.77%	554
2012	11.786443	13.937028	18.25%	930
2011	13.608361	11.786443	-13.39%	878
2010	12.938556	13.608361	5.18%	1,252
2009*	10.000000	12.938556	29.39%	609
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.602044	26.473843	17.13%	123
2016	20.801312	22.602044	8.66%	161
2015	21.130639	20.801312	-1.56%	262
2014	19.356140	21.130639	9.17%	262
2013	14.223032	19.356140	36.09%	262
2012	12.958772	14.223032	9.76%	262
2011	13.519055	12.958772	-4.14%	2,677
2010	11.126395	13.519055	21.50%	1,444
2009	8.560035	11.126395	29.98%	1,183
2008	14.292911	8.560035	-40.11%	1,183

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	24.139015	32.627810	35.17%	4,611
2016	24.386769	24.139015	-1.02%	3,785
2015	23.722390	24.386769	2.80%	4,733
2014	23.448737	23.722390	1.17%	5,957
2013	18.623855	23.448737	25.91%	784
2012	15.529183	18.623855	19.93%	6,166
2011	17.120940	15.529183	-9.30%	7,969
2010	14.927992	17.120940	14.69%	9,417
2009	10.799043	14.927992	38.23%	5,518
2008	18.256228	10.799043	-40.85%	7,352
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.293229	31.404997	34.82%	32,029
2016	23.588637	23.293229	-1.25%	40,950
2015	23.006134	23.588637	2.53%	45,302
2014	22.793384	23.006134	0.93%	49,772
2013	18.148396	22.793384	25.59%	26,823
2012	15.172060	18.148396	19.62%	35,014
2011	16.770500	15.172060	-9.53%	37,341
2010	14.655545	16.770500	14.43%	43,617
2009	10.633706	14.655545	37.82%	46,811
2008	18.019619	10.633706	-40.99%	55,004
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.394333	10.925137	5.11%	7,849
2016	9.865136	10.394333	5.36%	8,149
2015	10.205551	9.865136	-3.34%	10,332
2014	10.034213	10.205551	1.71%	13,219
2013	10.159260	10.034213	-1.23%	13,671
2012*	10.000000	10.159260	1.59%	14,599
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	19.282215	20.221868	4.87%	30,926
2016	18.346675	19.282215	5.10%	31,988
2015	19.024792	18.346675	-3.56%	40,498
2014	18.768767	19.024792	1.36%	47,905
2013	19.047410	18.768767	-1.46%	61,203
2012	17.021533	19.047410	11.90%	90,952
2011	17.099373	17.021533	-0.46%	103,053
2010	15.064165	17.099373	13.51%	139,177
2009	12.863731	15.064165	17.11%	176,948
2008	15.210008	12.863731	-15.43%	186,646
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.875693	11.099776	25.06%	5,214
2016	9.224626	8.875693	-3.78%	4,406
2015	9.046251	9.224626	1.97%	4,631
2014*	10.000000	9.046251	-9.54%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	21.495177	24.796019	15.36%	46,149
2016	19.527346	21.495177	10.08%	49,325
2015	19.149599	19.527346	1.97%	59,280
2014	17.538501	19.149599	9.19%	66,379
2013	13.491866	17.538501	29.99%	79,731
2012	11.699140	13.491866	15.32%	100,229
2011	11.866307	11.699140	-1.41%	107,900
2010	10.358858	11.866307	14.55%	128,130
2009	8.183243	10.358858	26.59%	138,701
2008	13.481858	8.183243	-39.30%	148,750
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	32.815651	37.050229	12.90%	8,490
2016	28.105694	32.815651	16.76%	9,879
2015	30.199837	28.105694	-6.93%	9,588
2014	27.280234	30.199837	10.70%	12,030
2013	19.560569	27.280234	39.47%	12,477
2012	16.763373	19.560569	16.69%	10,857
2011	17.332905	16.763373	-3.29%	16,243
2010	14.201518	17.332905	22.05%	22,140
2009	10.466421	14.201518	35.69%	24,333
2008	17.022514	10.466421	-38.51%	27,081
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	18.373754	20.700022	12.66%	10,373
2016	15.787579	18.373754	16.38%	11,898
2015	16.999061	15.787579	-7.13%	12,131
2014	15.394022	16.999061	10.43%	9,781
2013	11.068724	15.394022	39.08%	11,412
2012	9.511435	11.068724	16.37%	12,044
2011	9.851765	9.511435	-3.45%	11,887
2010	8.094898	9.851765	21.70%	13,061
2009	5.979512	8.094898	35.38%	8,349
2008	9.752395	5.979512	-38.69%	15,434
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.502942	11.403657	8.58%	71
2016	9.380040	10.502942	11.97%	95
2015	9.714124	9.380040	-3.44%	0
2014*	10.000000	9.714124	-2.86%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.253531	12.324856	9.52%	1,081
2016	11.057315	11.253531	1.77%	2,800
2015	12.044545	11.057315	-8.20%	907
2014	12.141970	12.044545	-0.80%	4,777
2013	13.139916	12.141970	-7.59%	5,249
2012	12.625815	13.139916	4.07%	4,927
2011	11.774859	12.625815	7.23%	4,728
2010	10.885591	11.774859	8.17%	14,383
2009*	10.000000	10.885591	8.86%	2,416

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.634861	11.651319	0.14%	19,421
2016	11.612368	11.634861	0.19%	16,469
2015	11.717057	11.612368	-0.89%	17,801
2014	11.759392	11.717057	-0.36%	11,980
2013	11.917865	11.759392	-1.33%	15,817
2012	11.395491	11.917865	4.58%	21,000
2011	11.406927	11.395491	-0.10%	14,207
2010	10.965168	11.406927	4.03%	59,543
2009*	10.000000	10.965168	9.65%	10,865
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.279329	12.79%	3,782
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.351126	13.401336	29.47%	7,341
2016*	10.000000	10.351126	3.51%	17,427
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.652906	18.344261	25.19%	934
2016	15.188040	14.652906	-3.52%	4,542
2015	15.335468	15.188040	-0.96%	4,639
2014	16.633385	15.335468	-7.80%	4,762
2013	13.132063	16.633385	26.66%	5,485
2012	10.891460	13.132063	20.57%	6,025
2011	13.257444	10.891460	-17.85%	7,223
2010	12.183323	13.257444	8.82%	7,276
2009	9.884017	12.183323	23.26%	10,168
2008	17.831127	9.884017	-44.57%	15,536
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	27.260862	29.084154	6.69%	625
2016	21.619341	27.260862	26.09%	647
2015	22.827461	21.619341	-5.29%	651
2014	22.315049	22.827461	2.30%	806
2013	16.161862	22.315049	38.07%	2,097
2012	13.909601	16.161862	16.19%	3,047
2011	14.761702	13.909601	-5.77%	3,228
2010	11.847379	14.761702	24.60%	4,284
2009	9.107373	11.847379	30.09%	9,457
2008	15.186410	9.107373	-40.03%	16,498
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.820159	7.581892	-3.05%	4,056
2016	5.513376	7.820159	41.84%	3,497
2015	8.399050	5.513376	-34.36%	5,306
2014	10.529677	8.399050	-20.23%	4,501
2013	9.652965	10.529677	9.08%	2,834
2012*	10.000000	9.652965	-3.47%	1,416

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.977002	7.755528	-2.78%	4,230
2016	5.612326	7.977002	42.13%	5,646
2015	8.526767	5.612326	-34.18%	5,676
2014	10.657673	8.526767	-19.99%	5,687
2013	9.749237	10.657673	9.32%	5,699
2012*	10.000000	9.749237	-2.51%	16,618
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.408256	30.382837	24.48%	635
2016	22.904629	24.408256	6.56%	752
2015	23.846769	22.904629	-3.95%	1,190
2014	24.573406	23.846769	-2.96%	989
2013	16.539022	24.573406	48.58%	1,334
2012	15.503117	16.539022	6.68%	896
2011	16.430457	15.503117	-5.64%	1,247
2010	13.104632	16.430457	25.38%	3,314
2009*	10.000000	13.104632	31.05%	5,228

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	21.426692	25.120045	17.24%	7,229
2016	19.514919	21.426692	9.80%	7,497
2015	19.464261	19.514919	0.26%	8,595
2014	18.016873	19.464261	8.03%	9,572
2013	13.541918	18.016873	33.05%	12,073
2012	11.684833	13.541918	15.89%	12,839
2011	11.144008	11.684833	4.85%	13,851
2010	9.994416	11.144008	11.50%	14,543
2009	8.401132	9.994416	18.97%	18,423
2008	14.330873	8.401132	-41.38%	27,228
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	16.810248	20.787591	23.66%	2,644
2016	17.142131	16.810248	-1.94%	2,725
2015	16.934859	17.142131	1.22%	2,820
2014	18.315181	16.934859	-7.54%	3,845
2013	15.096802	18.315181	21.32%	4,187
2012	13.374433	15.096802	12.88%	4,327
2011	16.794276	13.374433	-20.36%	4,861
2010	16.289195	16.794276	3.10%	5,924
2009	12.264743	16.289195	32.81%	6,255
2008	26.559155	12.264743	-53.82%	7,425
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	19.719915	25.668077	30.16%	5,104
2016	19.489837	19.719915	1.18%	5,159
2015	17.785942	19.489837	9.58%	5,221
2014	15.805403	17.785942	12.53%	5,558
2013	11.671061	15.805403	35.42%	6,000
2012	10.167820	11.671061	14.78%	7,149
2011	10.633886	10.167820	-4.86%	9,658
2010	9.794580	10.633886	8.57%	10,129
2009	7.226930	9.794580	35.53%	8,417
2008	12.148941	7.226930	-40.51%	8,924
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.421240	39.514435	11.56%	6,428
2016	28.713416	35.421240	23.36%	6,146
2015	30.801307	28.713416	-6.78%	6,890
2014	28.600973	30.801307	7.69%	7,381
2013	21.021946	28.600973	36.05%	8,162
2012	17.951567	21.021946	17.10%	9,722
2011	19.873493	17.951567	-9.67%	12,205
2010	15.881686	19.873493	25.13%	18,331
2009	11.262233	15.881686	41.02%	22,045
2008	17.732274	11.262233	-36.49%	30,337

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.535481	17.462522	12.40%	340
2016	15.139654	15.535481	2.61%	343
2015	15.470652	15.139654	-2.14%	346
2014	15.353952	15.470652	0.76%	273
2013	13.575527	15.353952	13.10%	2,145
2012	12.489067	13.575527	8.70%	8,144
2011	13.111331	12.489067	-4.75%	5,521
2010	12.084265	13.111331	8.50%	5,248
2009*	10.000000	12.084265	20.84%	872
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.962136	13.603470	13.72%	63
2016	10.504113	11.962136	13.88%	66
2015	10.900598	10.504113	-3.64%	69
2014*	10.000000	10.900598	9.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	32.807684	36.454016	11.11%	0
2016	26.397124	32.807684	24.29%	97
2015	27.341142	26.397124	-3.45%	105
2014	26.311674	27.341142	3.91%	114
2013	18.916055	26.311674	39.10%	123
2012	16.533917	18.916055	14.41%	131
2011	16.632272	16.533917	-0.59%	139
2010	13.372033	16.632272	24.38%	149
2009	10.819783	13.372033	23.59%	158
2008	15.843739	10.819783	-31.71%	167
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	23.680139	28.450679	20.15%	851
2016	21.444392	23.680139	10.43%	192
2015	21.456323	21.444392	-0.06%	208
2014	19.136921	21.456323	12.12%	226
2013	14.663202	19.136921	30.51%	243
2012	12.817054	14.663202	14.40%	258
2011	12.726889	12.817054	0.71%	276
2010	11.211300	12.726889	13.52%	295
2009	8.977552	11.211300	24.88%	313
2008	14.448613	8.977552	-37.87%	330
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.897878	31.031407	19.82%	8,534
2016	23.508718	25.897878	10.16%	3,825
2015	23.577458	23.508718	-0.29%	3,825
2014	21.088314	23.577458	11.80%	5,131
2013	16.197966	21.088314	30.19%	5,270
2012	14.190894	16.197966	14.14%	5,575
2011	14.126747	14.190894	0.45%	5,370
2010	12.477220	14.126747	13.22%	5,096
2009	10.014207	12.477220	24.60%	5,723
2008	16.162975	10.014207	-38.04%	5,241

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	20.463603	23.330775	14.01%	0
2016	18.755448	20.463603	9.11%	0
2015	19.599803	18.755448	-4.31%	0
2014	17.476726	19.599803	12.15%	0
2013	13.160224	17.476726	32.80%	0
2012	11.889886	13.160224	10.68%	0
2011	11.920484	11.889886	-0.26%	0
2010	10.502981	11.920484	13.50%	0
2009	7.943717	10.502981	32.22%	0
2008	12.255029	7.943717	-35.18%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.457976	10.693917	2.26%	724
2016	9.710616	10.457976	7.70%	1,103
2015	9.922041	9.710616	-2.13%	789
2014*	10.000000	9.922041	-0.78%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	24.926681	26.257936	5.34%	16,376
2016	22.017128	24.926681	13.21%	16,686
2015	22.896607	22.017128	-3.84%	18,064
2014	22.615549	22.896607	1.24%	21,414
2013	21.436174	22.615549	5.50%	22,071
2012	18.972014	21.436174	12.99%	22,680
2011	18.291798	18.972014	3.72%	27,784
2010	16.177703	18.291798	13.07%	35,064
2009	10.733352	16.177703	50.72%	39,194
2008	14.692242	10.733352	-26.95%	48,743
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.386901	12.457160	9.40%	7,946
2016	12.059332	11.386901	-5.58%	8,040
2015	13.038576	12.059332	-7.51%	12,797
2014	13.368153	13.038576	-2.47%	13,704
2013	11.646891	13.368153	14.78%	14,408
2012	10.708941	11.646891	8.76%	18,588
2011	11.464862	10.708941	-6.59%	19,564
2010	10.263163	11.464862	11.71%	23,833
2009	9.166543	10.263163	11.96%	18,072
2008	13.184876	9.166543	-30.48%	21,299

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	16.040761	16.496689	2.84%	0
2016	15.629181	16.040761	2.63%	0
2015	15.849607	15.629181	-1.39%	0
2014	15.448034	15.849607	2.60%	0
2013	15.467668	15.448034	-0.13%	0
2012	14.261537	15.467668	8.46%	0
2011	14.106437	14.261537	1.10%	0
2010	13.152020	14.106437	7.26%	481
2009	11.047450	13.152020	19.05%	481
2008	12.054492	11.047450	-8.35%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	15.638666	16.038920	2.56%	6,673
2016	15.280435	15.638666	2.34%	6,808
2015	15.526435	15.280435	-1.58%	6,798
2014	15.174027	15.526435	2.32%	9,836
2013	15.236210	15.174027	-0.41%	13,305
2012	14.083513	15.236210	8.18%	15,809
2011	13.968880	14.083513	0.82%	17,596
2010	13.050517	13.968880	7.04%	21,510
2009	10.987672	13.050517	18.77%	37,736
2008	12.023625	10.987672	-8.62%	45,066
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	16.785217	18.905853	12.63%	0
2016	16.483894	16.785217	1.83%	0
2015	16.671425	16.483894	-1.12%	0
2014	15.958062	16.671425	4.47%	0
2013	13.973327	15.958062	14.20%	0
2012	12.573879	13.973327	11.13%	0
2011	13.071228	12.573879	-3.80%	0
2010	11.584958	13.071228	12.83%	0
2009	9.089246	11.584958	27.46%	0
2008	12.918134	9.089246	-29.64%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	15.445395	17.366568	12.44%	1,989
2016	15.193174	15.445395	1.66%	1,989
2015	15.379184	15.193174	-1.21%	6,692
2014	14.741636	15.379184	4.32%	6,692
2013	12.929791	14.741636	14.01%	16,122
2012	11.654573	12.929791	10.94%	15,086
2011	12.131495	11.654573	-3.93%	16,244
2010	10.768891	12.131495	12.65%	14,754
2009	8.460760	10.768891	27.28%	18,352
2008	12.039452	8.460760	-29.72%	16,334

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	14.794647	17.359347	17.34%	0
2016	14.623709	14.794647	1.17%	0
2015	14.798255	14.623709	-1.18%	0
2014	14.156372	14.798255	4.53%	0
2013	11.706106	14.156372	20.93%	0
2012	10.267919	11.706106	14.01%	0
2011	11.081322	10.267919	-7.34%	0
2010	9.649269	11.081322	14.84%	0
2009	7.351150	9.649269	31.26%	0
2008	11.597836	7.351150	-36.62%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	13.349339	15.636403	17.13%	0
2016	13.216633	13.349339	1.00%	0
2015	13.395135	13.216633	-1.33%	4
2014	12.838006	13.395135	4.34%	4
2013	10.637670	12.838006	20.68%	4
2012	9.348746	10.637670	13.79%	4
2011	10.110445	9.348746	-7.53%	4
2010	8.815416	10.110445	14.69%	4
2009	6.735124	8.815416	30.89%	2,405
2008	10.636564	6.735124	-36.68%	2,630
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	18.479649	21.235510	14.91%	0
2016	17.445349	18.479649	5.93%	0
2015	17.559195	17.445349	-0.65%	0
2014	16.135254	17.559195	8.83%	0
2013	13.659470	16.135254	18.13%	0
2012	12.021263	13.659470	13.63%	61
2011	12.638380	12.021263	-4.88%	243
2010	10.836063	12.638380	16.63%	436
2009	7.923047	10.836063	36.77%	648
2008	12.148578	7.923047	-34.78%	918
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	18.782622	21.559565	14.78%	3,970
2016	17.761009	18.782622	5.75%	4,228
2015	17.903126	17.761009	-0.79%	4,228
2014	16.462106	17.903126	8.75%	4,782
2013	13.961457	16.462106	17.91%	6,755
2012	12.301162	13.961457	13.50%	7,273
2011	12.939010	12.301162	-4.93%	7,037
2010	11.115713	12.939010	16.40%	7,460
2009	8.129561	11.115713	36.73%	9,875
2008	12.489020	8.129561	-34.91%	8,951

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	16.126145	19.728926	22.34%	0
2016	15.875650	16.126145	1.58%	0
2015	15.876656	15.875650	-0.01%	0
2014	14.484721	15.876656	9.61%	0
2013	10.588319	14.484721	36.80%	0
2012	8.736745	10.588319	21.19%	0
2011	9.082016	8.736745	-3.80%	0
2010	7.781854	9.082016	16.71%	0
2009	5.792124	7.781854	34.35%	0
2008	9.963257	5.792124	-41.87%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	15.729512	19.203469	22.09%	1,246
2016	15.499829	15.729512	1.48%	1,331
2015	15.521147	15.499829	-0.14%	3,519
2014	14.189209	15.521147	9.39%	3,745
2013	10.382556	14.189209	36.66%	4,110
2012	8.592070	10.382556	20.84%	3,809
2011	8.939257	8.592070	-3.88%	3,436
2010	7.664640	8.939257	16.63%	10,813
2009	5.710209	7.664640	34.23%	13,198
2008	9.849094	5.710209	-42.02%	17,886
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	19.501500	21.746294	11.51%	0
2016	16.732207	19.501500	16.55%	0
2015	17.648453	16.732207	-5.19%	0
2014	16.432870	17.648453	7.40%	0
2013	12.986264	16.432870	26.54%	0
2012	11.210801	12.986264	15.84%	0
2011	11.244384	11.210801	-0.30%	571
2010	9.883846	11.244384	13.77%	1,220
2009	7.689559	9.883846	28.54%	1,249
2008	13.577334	7.689559	-43.36%	1,249
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	20.657605	23.003939	11.36%	36,359
2016	17.753308	20.657605	16.36%	51,820
2015	18.754755	17.753308	-5.34%	59,511
2014	17.489874	18.754755	7.23%	67,250
2013	13.841552	17.489874	26.36%	69,832
2012	11.962705	13.841552	15.71%	89,221
2011	12.022841	11.962705	-0.50%	112,152
2010	10.583810	12.022841	13.60%	130,580
2009	8.243469	10.583810	28.39%	138,793
2008	14.582749	8.243469	-43.47%	152,804

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	11.544863	11.490015	-0.48%	1,222
2016	11.654979	11.544863	-0.94%	22,608
2015	11.787258	11.654979	-1.12%	3,291
2014	11.923193	11.787258	-1.14%	4,643
2013	12.058403	11.923193	-1.12%	4,806
2012	12.182497	12.058403	-1.02%	4,960
2011	12.310387	12.182497	-1.04%	5,121
2010	12.423409	12.310387	-0.91%	6,752
2009	12.477986	12.423409	-0.44%	6,921
2008	12.252107	12.477986	1.84%	7,080
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	18.305907	21.131107	15.43%	0
2016	15.971658	18.305907	14.61%	0
2015	16.546441	15.971658	-3.47%	0
2014	15.163921	16.546441	9.12%	0
2013	11.494304	15.163921	31.93%	0
2012	9.821105	11.494304	17.04%	0
2011	9.781107	9.821105	0.41%	990
2010	8.629527	9.781107	13.34%	1,252
2009	6.865258	8.629527	25.70%	1,277
2008	11.928314	6.865258	-42.45%	1,277
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	18.305163	21.101156	15.27%	5,935
2016	15.989734	18.305163	14.48%	6,822
2015	16.597062	15.989734	-3.66%	10,500
2014	15.232279	16.597062	8.96%	13,308
2013	11.564393	15.232279	31.72%	12,420
2012	9.893860	11.564393	16.88%	12,151
2011	9.874542	9.893860	0.20%	16,597
2010	8.720702	9.874542	13.23%	22,621
2009	6.945725	8.720702	25.55%	29,271
2008	12.093692	6.945725	-42.57%	33,348
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	15.995424	21.346668	33.45%	0
2016	16.066348	15.995424	-0.44%	0
2015	15.182491	16.066348	5.82%	0
2014	13.813623	15.182491	9.91%	0
2013	10.259836	13.813623	34.64%	0
2012	9.061457	10.259836	13.23%	0
2011	9.153729	9.061457	-1.01%	0
2010	7.464447	9.153729	22.63%	2,115
2009	5.892632	7.464447	26.67%	2,115
2008	11.297652	5.892632	-47.84%	2,115

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	12.154465	16.198321	33.27%	33,102
2016	12.228234	12.154465	-0.60%	38,946
2015	11.571556	12.228234	5.67%	50,074
2014	10.544872	11.571556	9.74%	57,391
2013	7.843728	10.544872	34.44%	62,372
2012	6.936191	7.843728	13.08%	75,258
2011	7.018993	6.936191	-1.18%	84,418
2010	5.732666	7.018993	22.44%	98,392
2009	4.531985	5.732666	26.49%	112,315
2008	8.701197	4.531985	-47.92%	132,439
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	15.705635	16.623328	5.84%	0
2016	13.891345	15.705635	13.06%	0
2015	14.601346	13.891345	-4.86%	0
2014	14.614184	14.601346	-0.09%	0
2013	13.963986	14.614184	4.66%	0
2012	12.370703	13.963986	12.88%	0
2011	12.041564	12.370703	2.73%	1,223
2010	10.705544	12.041564	12.48%	1,292
2009	7.532654	10.705544	42.12%	1,353
2008	10.169053	7.532654	-25.93%	1,353
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	16.573532	17.516100	5.69%	18,473
2016	14.685083	16.573532	12.86%	19,247
2015	15.453316	14.685083	-4.97%	23,256
2014	15.492994	15.453316	-0.26%	22,899
2013	14.828300	15.492994	4.48%	23,634
2012	13.162281	14.828300	12.66%	28,392
2011	12.838016	13.162281	2.53%	31,291
2010	11.425199	12.838016	12.37%	34,358
2009	8.056455	11.425199	41.81%	46,963
2008	10.887451	8.056455	-26.00%	50,450
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	18.518080	22.280518	20.32%	6,402
2016	16.746778	18.518080	10.58%	6,682
2015	16.718525	16.746778	0.17%	7,447
2014	14.892101	16.718525	12.26%	7,495
2013	11.392093	14.892101	30.72%	7,499
2012	9.942533	11.392093	14.58%	7,666
2011	9.856995	9.942533	0.87%	13,003
2010	8.669206	9.856995	13.70%	15,704
2009	6.927018	8.669206	25.15%	16,126
2008	11.123051	6.927018	-37.72%	17,760

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	19.478305	20.066835	3.02%	3,475
2016	18.812315	19.478305	3.54%	4,549
2015	19.145138	18.812315	-1.74%	10,659
2014	18.301312	19.145138	4.61%	11,176
2013	18.849298	18.301312	-2.91%	11,328
2012	18.007021	18.849298	4.68%	12,997
2011	16.971308	18.007021	6.10%	14,818
2010	15.925745	16.971308	6.57%	14,380
2009	13.922031	15.925745	14.39%	16,701
2008	14.557039	13.922031	-4.36%	14,895
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	61.037818	72.830048	19.32%	0
2016	55.074921	61.037818	10.83%	0
2015	56.564007	55.074921	-2.63%	0
2014	53.883285	56.564007	4.98%	0
2013	40.062417	53.883285	34.50%	0
2012	35.319753	40.062417	13.43%	0
2011	40.018629	35.319753	-11.74%	0
2010	31.455237	40.018629	27.22%	1,275
2009	22.726934	31.455237	38.41%	1,275
2008	38.008184	22.726934	-40.21%	1,275
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.331020	44.481622	19.15%	13,918
2016	33.741105	37.331020	10.64%	16,134
2015	34.698791	33.741105	-2.76%	20,091
2014	33.105628	34.698791	4.81%	19,842
2013	24.649108	33.105628	34.31%	23,364
2012	21.766731	24.649108	13.24%	28,086
2011	24.700111	21.766731	-11.88%	34,085
2010	19.434525	24.700111	27.09%	38,907
2009	14.068203	19.434525	38.15%	51,306
2008	23.565693	14.068203	-40.30%	66,658
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	13.727842	17.655590	28.61%	0
2016	14.636736	13.727842	-6.21%	0
2015	14.307621	14.636736	2.30%	0
2014	15.760260	14.307621	-9.22%	0
2013	12.228838	15.760260	28.88%	0
2012	10.263218	12.228838	19.15%	0
2011	12.543416	10.263218	-18.18%	0
2010	11.230177	12.543416	11.69%	2,194
2009	8.985287	11.230177	24.98%	2,194
2008	16.193138	8.985287	-44.51%	2,194

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	10.763059	13.830228	28.50%	2,324
2016	11.493439	10.763059	-6.35%	4,912
2015	11.256087	11.493439	2.11%	9,617
2014	12.417281	11.256087	-9.35%	6,626
2013	9.650484	12.417281	28.67%	6,709
2012	8.110269	9.650484	18.99%	6,814
2011	9.925542	8.110269	-18.29%	7,281
2010	8.899241	9.925542	11.53%	8,112
2009	7.132584	8.899241	24.77%	17,510
2008	12.875963	7.132584	-44.61%	18,164
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	21.154474	24.160599	14.21%	0
2016	19.124363	21.154474	10.62%	0
2015	19.506158	19.124363	-1.96%	0
2014	17.728728	19.506158	10.03%	0
2013	13.557015	17.728728	30.77%	0
2012	11.353401	13.557015	19.41%	0
2011	11.785707	11.353401	-3.67%	0
2010	10.126968	11.785707	16.38%	0
2009	7.197172	10.126968	40.71%	0
2008	13.617182	7.197172	-47.15%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	20.651093	23.550561	14.04%	0
2016	18.700910	20.651093	10.43%	0
2015	19.104374	18.700910	-2.11%	0
2014	17.394751	19.104374	9.83%	0
2013	13.312781	17.394751	30.66%	0
2012	11.172211	13.312781	19.16%	0
2011	11.612965	11.172211	-3.80%	4,983
2010	9.996935	11.612965	16.17%	4,899
2009	7.116739	9.996935	40.47%	6,384
2008	13.483096	7.116739	-47.22%	6,222
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	25.375806	29.903695	17.84%	0
2016	23.447687	25.375806	8.22%	0
2015	24.467921	23.447687	-4.17%	0
2014	23.199938	24.467921	5.47%	0
2013	17.992028	23.199938	28.95%	0
2012	14.320722	17.992028	25.64%	0
2011	15.893284	14.320722	-9.89%	1,471
2010	12.714492	15.893284	25.00%	1,471
2009	8.171965	12.714492	55.59%	1,471
2008	16.932614	8.171965	-51.74%	1,471

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	23.472935	27.632247	17.72%	3,589
2016	21.730415	23.472935	8.02%	4,310
2015	22.707696	21.730415	-4.30%	5,325
2014	21.567192	22.707696	5.29%	6,131
2013	16.759337	21.567192	28.69%	6,550
2012	13.343396	16.759337	25.60%	7,398
2011	14.839459	13.343396	-10.08%	9,438
2010	11.882407	14.839459	24.89%	9,290
2009	7.649026	11.882407	55.35%	13,064
2008	15.884891	7.649026	-51.85%	18,930
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.267937	14.686860	10.69%	9,568
2016	11.858820	13.267937	11.88%	9,568
2015	12.791557	11.858820	-7.29%	9,568
2014	12.582030	12.791557	1.67%	10,908
2013	10.283833	12.582030	22.35%	11,067
2012	9.020633	10.283833	14.00%	11,338
2011	9.268258	9.020633	-2.67%	10,812
2010	8.504046	9.268258	8.99%	12,385
2009	6.604890	8.504046	28.75%	2,416
2008*	10.000000	6.604890	-33.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	24.749163	29.566129	19.46%	708
2016	21.522111	24.749163	14.99%	708
2015	22.542517	21.522111	-4.53%	708
2014	20.920678	22.542517	7.75%	708
2013	16.273529	20.920678	28.56%	708
2012	14.676362	16.273529	10.88%	708
2011	13.967730	14.676362	5.07%	0
2010	11.683587	13.967730	19.55%	0
2009	10.044347	11.683587	16.32%	0
2008	13.908748	10.044347	-27.78%	58
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.978481	19.640406	15.68%	0
2016	15.978682	16.978481	6.26%	0
2015	17.252950	15.978682	-7.39%	0
2014	19.585974	17.252950	-11.91%	0
2013	16.072999	19.585974	21.86%	0
2012	13.710721	16.072999	17.23%	0
2011	15.487605	13.710721	-11.47%	0
2010	14.416972	15.487605	7.43%	0
2009	10.619284	14.416972	35.76%	0
2008	17.975371	10.619284	-40.92%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.968986	22.563752	25.57%	6,720
2016	17.818089	17.968986	0.85%	6,940
2015	17.207974	17.818089	3.55%	10,030
2014	16.093545	17.207974	6.92%	10,992
2013	11.646097	16.093545	38.19%	16,978
2012	10.389932	11.646097	12.09%	20,656
2011	11.228065	10.389932	-7.46%	15,348
2010	9.499921	11.228065	18.19%	24,961
2009	5.801911	9.499921	63.74%	33,410
2008	11.534787	5.801911	-49.70%	42,346
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	22.380677	26.012416	16.23%	12,703
2016	19.352831	22.380677	15.65%	13,078
2015	20.870848	19.352831	-7.27%	15,877
2014	19.352479	20.870848	7.85%	17,082
2013	14.432116	19.352479	34.09%	17,910
2012	12.277016	14.432116	17.55%	18,045
2011	12.686994	12.277016	-3.23%	25,719
2010	11.093319	12.686994	14.37%	37,374
2009	8.739661	11.093319	26.93%	38,600
2008	13.772084	8.739661	-36.54%	63,592
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	16.929773	18.940530	11.88%	0
2016	15.532009	16.929773	9.00%	0
2015	16.674864	15.532009	-6.85%	0
2014	15.598202	16.674864	6.90%	0
2013	12.208678	15.598202	27.76%	0
2012	10.845458	12.208678	12.57%	0
2011	10.978313	10.845458	-1.21%	0
2010	10.137293	10.978313	8.30%	0
2009	7.993292	10.137293	26.82%	0
2008	11.575448	7.993292	-30.95%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.492174	18.402355	11.58%	1,963
2016	15.164177	16.492174	8.76%	1,967
2015	16.320256	15.164177	-7.08%	1,970
2014	15.308922	16.320256	6.61%	2,268
2013	12.011398	15.308922	27.45%	2,398
2012	10.695445	12.011398	12.30%	2,422
2011	10.851477	10.695445	-1.44%	5,210
2010	10.048290	10.851477	7.99%	2,462
2009	7.942644	10.048290	26.51%	2,288
2008	11.531733	7.942644	-31.12%	2,577

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	22.096624	26.807400	21.32%	1,428
2016	22.509797	22.096624	-1.84%	1,428
2015	23.383341	22.509797	-3.74%	1,428
2014	23.634138	23.383341	-1.06%	1,428
2013	20.139437	23.634138	17.35%	4,300
2012	17.677615	20.139437	13.93%	4,457
2011	19.227266	17.677615	-8.06%	4,457
2010	17.273007	19.227266	11.31%	5,019
2009	12.952105	17.273007	33.36%	5,336
2008	22.039047	12.952105	-41.23%	6,562
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	22.435115	25.486457	13.60%	0
2016	20.007549	22.435115	12.13%	95
2015	21.089892	20.007549	-5.13%	103
2014	20.429356	21.089892	3.23%	111
2013	16.043981	20.429356	27.33%	120
2012	14.628512	16.043981	9.68%	127
2011	15.806503	14.628512	-7.45%	136
2010	14.012712	15.806503	12.80%	145
2009	10.886625	14.012712	28.71%	539
2008	15.407590	10.886625	-29.34%	163
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	14.053374	17.016762	21.09%	0
2016	14.109807	14.053374	-0.40%	0
2015	14.103839	14.109807	0.04%	0
2014	13.206512	14.103839	6.79%	0
2013	9.750861	13.206512	35.44%	0
2012*	10.000000	9.750861	-2.49%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.917796	16.804510	20.74%	0
2016	13.999135	13.917796	-0.58%	0
2015	14.015979	13.999135	-0.12%	0
2014	13.166297	14.015979	6.45%	94
2013	9.750436	13.166297	35.03%	135
2012*	10.000000	9.750436	-2.50%	135
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.931596	16.288345	16.92%	1,728
2016	14.464707	13.931596	-3.69%	1,800
2015	15.965561	14.464707	-9.40%	1,883
2014	17.048949	15.965561	-6.35%	2,296
2013	13.783255	17.048949	23.69%	9,740
2012	11.700313	13.783255	17.80%	10,082
2011	12.755306	11.700313	-8.27%	12,946
2010	11.873555	12.755306	7.43%	10,432
2009*	10.000000	11.873555	18.74%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.928312	11.281866	26.36%	42
2016	7.477973	8.928312	19.39%	44
2015	9.462866	7.477973	-20.98%	46
2014*	10.000000	9.462866	-5.37%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	15.280670	19.135159	25.22%	2,749
2016	14.775918	15.280670	3.42%	2,921
2015	14.313381	14.775918	3.23%	3,048
2014	13.338340	14.313381	7.31%	4,531
2013	9.833648	13.338340	35.64%	11,227
2012	8.544949	9.833648	15.08%	13,933
2011	9.212056	8.544949	-7.24%	14,650
2010	7.212717	9.212056	27.72%	21,548
2009	5.165747	7.212717	39.63%	17,400
2008	10.796098	5.165747	-52.15%	20,420
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	21.294118	26.592822	24.88%	9,983
2016	19.799099	21.294118	7.55%	10,118
2015	20.468630	19.799099	-3.27%	10,847
2014	22.384352	20.468630	-8.56%	11,998
2013	16.035219	22.384352	39.59%	19,489
2012	13.418088	16.035219	19.50%	18,454
2011	15.165360	13.418088	-11.52%	21,255
2010	11.285606	15.165360	34.38%	26,523
2009	7.007596	11.285606	61.05%	29,799
2008	11.721587	7.007596	-40.22%	37,362
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	25.629045	29.730378	16.00%	7,089
2016	22.787241	25.629045	12.47%	5,668
2015	23.269683	22.787241	-2.07%	7,641
2014	21.361076	23.269683	8.93%	11,020
2013	15.936707	21.361076	34.04%	13,160
2012	13.912851	15.936707	14.55%	18,422
2011	14.140328	13.912851	-1.61%	24,469
2010	12.862090	14.140328	9.94%	32,625
2009	10.626040	12.862090	21.04%	37,722
2008	15.983074	10.626040	-33.52%	42,612
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.291646	20.424056	25.37%	13,288
2016	15.871014	16.291646	2.65%	14,246
2015	15.101235	15.871014	5.10%	15,565
2014	15.105813	15.101235	-0.03%	16,929
2013	11.972877	15.105813	26.17%	1,866
2012	10.447976	11.972877	14.60%	1,940
2011	10.760516	10.447976	-2.90%	2,614
2010*	10.000000	10.760516	7.61%	41

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.201733	12.918661	26.63%	17,942
2016	9.750484	10.201733	4.63%	18,349
2015*	10.000000	9.750484	-2.50%	22,757
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.902832	14.553508	4.68%	2,595
2016	13.285604	13.902832	4.65%	2,727
2015	13.552959	13.285604	-1.97%	2,803
2014	12.746327	13.552959	6.33%	2,879
2013	12.969860	12.746327	-1.72%	2,996
2012	12.016435	12.969860	7.93%	4,510
2011	11.532700	12.016435	4.19%	5,168
2010	10.918054	11.532700	5.63%	5,652
2009	10.097843	10.918054	8.12%	11,593
2008	11.408108	10.097843	-11.49%	14,203
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.536111	27.373243	7.19%	0
2016	21.488963	25.536111	18.83%	0
2015	22.749450	21.488963	-5.54%	0
2014	20.375888	22.749450	11.65%	0
2013	15.654684	20.375888	30.16%	0
2012	13.838196	15.654684	13.13%	0
2011	13.931081	13.838196	-0.67%	30
2010	12.455035	13.931081	11.85%	30
2009*	10.000000	12.455035	24.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.000522	18.315015	14.47%	2,957
2016	14.849732	16.000522	7.75%	2,847
2015	14.876089	14.849732	-0.18%	2,713
2014	14.333814	14.876089	3.78%	8,716
2013	11.761815	14.333814	21.87%	7,937
2012	10.282856	11.761815	14.38%	17,148
2011	10.306485	10.282856	-0.23%	22,671
2010	9.307778	10.306485	10.73%	22,693
2009	7.629628	9.307778	22.00%	23,617
2008	10.991163	7.629628	-30.58%	6,507
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.947024	12.189307	2.03%	1,736
2016	11.773591	11.947024	1.47%	1,736
2015	11.938142	11.773591	-1.38%	1,736
2014	11.504300	11.938142	3.77%	1,736
2013	11.945598	11.504300	-3.69%	1,736
2012	11.513086	11.945598	3.76%	7,496
2011	11.016128	11.513086	4.51%	13,522
2010	10.514432	11.016128	4.77%	13,665
2009	9.484428	10.514432	10.86%	8,837
2008	10.645730	9.484428	-10.91%	7,730

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.411534	21.247212	29.47%	2,821
2016	16.570921	16.411534	-0.96%	2,708
2015	15.734209	16.570921	5.32%	2,708
2014	15.630348	15.734209	0.66%	2,708
2013	12.291636	15.630348	27.16%	2,708
2012	10.185364	12.291636	20.68%	3,024
2011	11.361285	10.185364	-10.35%	3,603
2010	10.326441	11.361285	10.02%	7,641
2009	7.377345	10.326441	39.98%	5,768
2008	12.162544	7.377345	-39.34%	7,242
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.065869	21.559589	26.33%	6,918
2016	15.829159	17.065869	7.81%	1,057
2015	15.046269	15.829159	5.20%	1,346
2014	14.085094	15.046269	6.82%	1,621
2013	10.993629	14.085094	28.12%	2,841
2012	9.473308	10.993629	16.05%	3,450
2011	10.054668	9.473308	-5.78%	13,644
2010	8.605881	10.054668	16.83%	17,750
2009	6.273149	8.605881	37.19%	8,320
2008	11.375941	6.273149	-44.86%	4,281
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.967386	18.039988	20.53%	8,996
2016	13.629860	14.967386	9.81%	9,467
2015	13.640203	13.629860	-0.08%	9,580
2014	12.518558	13.640203	8.96%	9,314
2013	9.524179	12.518558	31.44%	9,628
2012	8.230825	9.524179	15.71%	7,512
2011	8.516788	8.230825	-3.36%	7,711
2010	7.763734	8.516788	9.70%	14,974
2009	6.009658	7.763734	29.19%	15,745
2008	9.816107	6.009658	-38.78%	15,396
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.706578	11.298918	5.53%	0
2016	9.487705	10.706578	12.85%	0
2015	9.855043	9.487705	-3.73%	0
2014*	10.000000	9.855043	-1.45%	497

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.575396	17.975725	23.33%	0
2016	12.985771	14.575396	12.24%	0
2015	13.295423	12.985771	-2.33%	0
2014	12.622173	13.295423	5.33%	0
2013	8.896205	12.622173	41.88%	0
2012	7.703104	8.896205	15.49%	0
2011	8.820667	7.703104	-12.67%	0
2010	7.733391	8.820667	14.06%	0
2009	5.114540	7.733391	51.20%	0
2008*	10.000000	5.114540	-48.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.521504	19.372819	17.26%	0
2016	15.178372	16.521504	8.85%	0
2015	15.404841	15.178372	-1.47%	0
2014	14.090130	15.404841	9.33%	0
2013	10.271939	14.090130	37.17%	0
2012	9.320014	10.271939	10.21%	0
2011	9.737863	9.320014	-4.29%	0
2010	7.971380	9.737863	22.16%	0
2009	6.130791	7.971380	30.02%	0
2008*	10.000000	6.130791	-38.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.393765	19.181710	17.01%	0
2016	15.061419	16.393765	8.85%	0
2015	15.300656	15.061419	-1.56%	0
2014	14.006605	15.300656	9.24%	0
2013	10.226827	14.006605	36.96%	0
2012	9.288702	10.226827	10.10%	0
2011	9.713768	9.288702	-4.38%	0
2010	7.952881	9.713768	22.14%	0
2009	6.128884	7.952881	29.76%	0
2008*	10.000000	6.128884	-38.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.496191	15.982846	18.42%	77,203
2016	12.599046	13.496191	7.12%	77,203
2015	12.973144	12.599046	-2.88%	77,203
2014	12.559301	12.973144	3.30%	77,203
2013	9.812976	12.559301	27.99%	77,203
2012	8.546808	9.812976	14.81%	0
2011	9.235097	8.546808	-7.45%	0
2010	8.127013	9.235097	13.63%	0
2009	6.363626	8.127013	27.71%	0
2008*	10.000000	6.363626	-36.36%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.151370	14.567286	10.77%	2,242
2016	12.538101	13.151370	4.89%	2,242
2015	12.819763	12.538101	-2.20%	0
2014	12.434537	12.819763	3.10%	0
2013	10.971118	12.434537	13.34%	0
2012	9.993661	10.971118	9.78%	22,327
2011	10.247522	9.993661	-2.48%	0
2010	9.389621	10.247522	9.14%	0
2009	7.927537	9.389621	18.44%	0
2008*	10.000000	7.927537	-20.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.518988	15.476198	14.48%	32,972
2016	12.742843	13.518988	6.09%	32,972
2015	13.064675	12.742843	-2.46%	32,972
2014	12.623676	13.064675	3.49%	32,972
2013	10.532766	12.623676	19.85%	32,972
2012	9.376385	10.532766	12.33%	32,972
2011	9.823944	9.376385	-4.56%	32,972
2010	8.842676	9.823944	11.10%	15,801
2009	7.204634	8.842676	22.74%	13,893
2008*	10.000000	7.204634	-27.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.264060	12.894265	5.14%	0
2016	11.859292	12.264060	3.41%	1,048
2015	12.085949	11.859292	-1.88%	2,613
2014	11.831794	12.085949	2.15%	2,750
2013	11.406770	11.831794	3.73%	2,875
2012	10.734806	11.406770	6.26%	2,875
2011	10.708329	10.734806	0.25%	7,809
2010	10.143105	10.708329	5.57%	7,809
2009	9.078992	10.143105	11.72%	2,355
2008*	10.000000	9.078992	-9.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.368844	15.061604	12.66%	29,103
2016	12.670096	13.368844	5.51%	30,928
2015	12.955579	12.670096	-2.20%	33,172
2014	12.533509	12.955579	3.37%	36,201
2013	10.762993	12.533509	16.45%	39,452
2012	9.689863	10.762993	11.07%	39,982
2011	10.036480	9.689863	-3.45%	45,814
2010	9.116587	10.036480	10.09%	51,688
2009	7.562819	9.116587	20.54%	54,197
2008*	10.000000	7.562819	-24.37%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.455170	15.704238	16.72%	0
2016	12.650899	13.455170	6.36%	0
2015	12.993982	12.650899	-2.64%	0
2014	12.571666	12.993982	3.36%	0
2013	10.233532	12.571666	22.85%	0
2012	9.035018	10.233532	13.27%	0
2011	9.587811	9.035018	-5.77%	0
2010	8.559890	9.587811	12.01%	0
2009	6.841204	8.559890	25.12%	0
2008*	10.000000	6.841204	-31.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.949443	14.066362	8.63%	0
2016	12.358450	12.949443	4.78%	0
2015	12.636825	12.358450	-2.20%	0
2014	12.282434	12.636825	2.89%	0
2013	11.169980	12.282434	9.96%	0
2012	10.268845	11.169980	8.78%	0
2011	10.416230	10.268845	-1.41%	0
2010	9.664334	10.416230	7.78%	0
2009	8.307908	9.664334	16.33%	0
2008*	10.000000	8.307908	-16.92%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.970461	13.385447	3.20%	0
2016	12.455076	12.970461	4.14%	0
2015	12.691380	12.455076	-1.86%	0
2014	12.221225	12.691380	3.85%	0
2013	12.604338	12.221225	-3.04%	0
2012	11.833771	12.604338	6.51%	0
2011	11.230444	11.833771	5.37%	0
2010	10.612240	11.230444	5.83%	0
2009	9.868797	10.612240	7.53%	0
2008*	10.000000	9.868797	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.673918	13.052192	2.98%	0
2016	12.209832	12.673918	3.80%	0
2015	12.461605	12.209832	-2.02%	0
2014	12.043098	12.461605	3.48%	0
2013	12.448172	12.043098	-3.25%	0
2012	11.716609	12.448172	6.24%	0
2011	11.156576	11.716609	5.02%	1,929
2010	10.569931	11.156576	5.55%	1,930
2009	9.846940	10.569931	7.34%	1,930
2008*	10.000000	9.846940	-1.53%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.565257	13.914804	2.58%	3,678
2016	13.279654	13.565257	2.15%	3,678
2015	13.503984	13.279654	-1.66%	3,678
2014	13.025248	13.503984	3.68%	4,345
2013	13.452380	13.025248	-3.18%	4,345
2012	12.704929	13.452380	5.88%	7,309
2011	12.119428	12.704929	4.83%	285
2010	11.340265	12.119428	6.87%	0
2009	9.852755	11.340265	15.10%	6,040
2008*	10.000000	9.852755	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	21.869908	30.530881	39.60%	2,942
2016	20.584269	21.869908	6.25%	3,121
2015	24.859199	20.584269	-17.20%	4,004
2014	26.677070	24.859199	-6.81%	3,605
2013	26.872140	26.677070	-0.73%	1,269
2012	23.237334	26.872140	15.64%	1,282
2011	30.369953	23.237334	-23.49%	1,292
2010	26.505385	30.369953	14.58%	1,307
2009	16.441183	26.505385	61.21%	1,250
2008	39.535711	16.441183	-58.41%	1,297
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.384897	14.516306	0.91%	18,332
2016	14.444670	14.384897	-0.41%	20,000
2015	14.628632	14.444670	-1.26%	23,145
2014	14.152199	14.628632	3.37%	28,701
2013	14.922000	14.152199	-5.16%	32,717
2012	14.648249	14.922000	1.87%	37,609
2011	13.815860	14.648249	6.02%	46,634
2010	13.338745	13.815860	3.58%	64,821
2009	13.140651	13.338745	1.51%	76,375
2008	12.340864	13.140651	6.48%	84,517
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.910799	9.838421	-0.73%	89,341
2016	10.025017	9.910799	-1.14%	93,436
2015	10.141645	10.025017	-1.15%	113,900
2014	10.259633	10.141645	-1.15%	159,758
2013	10.378992	10.259633	-1.15%	170,359
2012	10.500065	10.378992	-1.15%	197,015
2011	10.621871	10.500065	-1.15%	164,154
2010	10.745429	10.621871	-1.15%	154,736
2009	10.865877	10.745429	-1.11%	174,674
2008	10.771084	10.865877	0.88%	233,391

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.592293	10.793413	25.62%	0
2016	8.637247	8.592293	-0.52%	0
2015	9.028520	8.637247	-4.33%	0
2014	9.199775	9.028520	-1.86%	0
2013	7.916447	9.199775	16.21%	132
2012	6.950462	7.916447	13.90%	489
2011	7.812388	6.950462	-11.03%	747
2010	6.993821	7.812388	11.70%	1,948
2009	5.465521	6.993821	27.96%	0
2008*	10.000000	5.465521	-45.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.077697	24.675929	17.07%	7,710
2016	19.478097	21.077697	8.21%	7,853
2015	19.903354	19.478097	-2.14%	26,304
2014	19.178768	19.903354	3.78%	25,960
2013	15.247336	19.178768	25.78%	35,509
2012	13.308635	15.247336	14.57%	61,039
2011	14.014081	13.308635	-5.03%	61,203
2010	12.367771	14.014081	13.31%	64,208
2009	9.835776	12.367771	25.74%	64,452
2008	15.755050	9.835776	-37.57%	41,724
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.250688	17.852396	9.86%	0
2016	15.464566	16.250688	5.08%	0
2015	15.671697	15.464566	-1.32%	0
2014	15.158944	15.671697	3.38%	0
2013	13.520328	15.158944	12.12%	0
2012	12.504317	13.520328	8.13%	0
2011	12.538559	12.504317	-0.27%	0
2010	11.550746	12.538559	8.55%	0
2009*	10.000000	11.550746	15.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.746995	21.276316	13.49%	670
2016	17.602214	18.746995	6.50%	0
2015	17.902199	17.602214	-1.68%	0
2014	17.213315	17.902199	4.00%	1,239
2013	14.572666	17.213315	18.12%	1,239
2012	13.133714	14.572666	10.96%	1,239
2011	13.411681	13.133714	-2.07%	0
2010	12.110672	13.411681	10.74%	0
2009*	10.000000	12.110672	21.11%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.762475	15.422453	4.47%	52,581
2016	14.323060	14.762475	3.07%	62,580
2015	14.451431	14.323060	-0.89%	65,251
2014	14.072099	14.451431	2.70%	73,039
2013	13.579672	14.072099	3.63%	74,885
2012	13.062000	13.579672	3.96%	81,088
2011	12.837390	13.062000	1.75%	85,518
2010	12.264044	12.837390	4.68%	104,196
2009	11.373498	12.264044	7.83%	163,646
2008	12.243217	11.373498	-7.10%	233,848
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.525240	20.680034	11.63%	223,081
2016	17.490814	18.525240	5.91%	233,361
2015	17.753720	17.490814	-1.48%	268,119
2014	17.075558	17.753720	3.97%	336,351
2013	14.811427	17.075558	15.29%	384,329
2012	13.522125	14.811427	9.53%	415,015
2011	13.684644	13.522125	-1.19%	481,066
2010	12.481592	13.684644	9.64%	611,572
2009	10.598690	12.481592	17.77%	737,282
2008	13.960257	10.598690	-24.08%	846,289
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.149044	23.240013	15.34%	54,116
2016	18.789218	20.149044	7.24%	56,568
2015	19.147549	18.789218	-1.87%	62,985
2014	18.455469	19.147549	3.75%	106,015
2013	15.256173	18.455469	20.97%	108,928
2012	13.567199	15.256173	12.45%	116,376
2011	14.022929	13.567199	-3.25%	159,337
2010	12.572412	14.022929	11.54%	182,724
2009	10.224631	12.572412	22.96%	145,019
2008	15.076345	10.224631	-32.18%	196,969
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.911494	18.257432	7.96%	54,838
2016	16.184705	16.911494	4.49%	63,033
2015	16.378005	16.184705	-1.18%	72,135
2014	15.818826	16.378005	3.53%	80,673
2013	14.482878	15.818826	9.22%	119,605
2012	13.561437	14.482878	6.79%	143,326
2011	13.441638	13.561437	0.89%	148,146
2010	12.530786	13.441638	7.27%	196,327
2009	11.065303	12.530786	13.24%	250,219
2008	13.176330	11.065303	-16.02%	288,630

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.441866	30.760754	25.85%	0
2016	23.858806	24.441866	2.44%	0
2015	22.966685	23.858806	3.88%	0
2014	21.354697	22.966685	7.55%	0
2013	15.802870	21.354697	35.13%	0
2012	13.470193	15.802870	17.32%	0
2011	13.937912	13.470193	-3.36%	0
2010	12.959566	13.937912	7.55%	0
2009*	10.000000	12.959566	29.60%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.958145	30.094108	25.61%	39,650
2016	23.456331	23.958145	2.14%	46,249
2015	22.637536	23.456331	3.62%	48,644
2014	21.094704	22.637536	7.31%	63,255
2013	15.658311	21.094704	34.72%	76,154
2012	13.376674	15.658311	17.06%	88,045
2011	13.878241	13.376674	-3.61%	104,051
2010	12.937743	13.878241	7.27%	123,972
2009*	10.000000	12.937743	29.38%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	31.231494	35.744875	14.45%	0
2016	26.264894	31.231494	18.91%	0
2015	27.261323	26.264894	-3.66%	0
2014	25.204149	27.261323	8.16%	0
2013	19.163959	25.204149	31.52%	0
2012	16.503719	19.163959	16.12%	0
2011	17.131188	16.503719	-3.66%	2,522
2010	13.732266	17.131188	24.75%	2,522
2009	10.158287	13.732266	35.18%	2,522
2008	16.174332	10.158287	-37.20%	2,522
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	28.907869	33.026952	14.25%	4,295
2016	24.366696	28.907869	18.64%	4,318
2015	25.352918	24.366696	-3.89%	4,696
2014	23.492238	25.352918	7.92%	4,724
2013	17.894742	23.492238	31.28%	11,246
2012	15.436708	17.894742	15.92%	11,426
2011	16.045678	15.436708	-3.80%	14,752
2010	12.896481	16.045678	24.42%	17,774
2009	9.557825	12.896481	34.93%	23,846
2008	15.254541	9.557825	-37.34%	33,759

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.368566	12.867017	24.10%	0
2016	10.754701	10.368566	-3.59%	0
2015	10.951496	10.754701	-1.80%	106
2014	11.230744	10.951496	-2.49%	106
2013	9.383592	11.230744	19.68%	106
2012	8.217612	9.383592	14.19%	106
2011	9.198227	8.217612	-10.66%	106
2010	8.176393	9.198227	12.50%	106
2009	6.077196	8.176393	34.54%	0
2008*	10.000000	6.077196	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.815347	10.712012	21.52%	0
2016	8.474771	8.815347	4.02%	0
2015	9.035959	8.474771	-6.21%	0
2014*	10.000000	9.035959	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.757907	10.608430	21.13%	4,193
2016	8.439133	8.757907	3.78%	4,328
2015	9.019452	8.439133	-6.43%	4,280
2014*	10.000000	9.019452	-9.81%	4,539
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.026794	19.292821	28.39%	259
2016	14.904528	15.026794	0.82%	376
2015	14.620369	14.904528	1.94%	503
2014	13.427775	14.620369	8.88%	629
2013	10.106069	13.427775	32.87%	760
2012	8.803074	10.106069	14.80%	0
2011	9.202757	8.803074	-4.34%	0
2010	8.070301	9.202757	14.03%	0
2009	6.311593	8.070301	27.86%	0
2008*	10.000000	6.311593	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.196797	17.180002	13.05%	8,906
2016	13.247487	15.196797	14.71%	9,256
2015	13.878543	13.247487	-4.55%	12,202
2014	12.735469	13.878543	8.98%	14,937
2013	9.541471	12.735469	33.47%	18,578
2012	8.208690	9.541471	16.24%	21,296
2011	8.842733	8.208690	-7.17%	28,625
2010	7.934264	8.842733	11.45%	34,889
2009	6.299706	7.934264	25.95%	38,920
2008*	10.000000	6.299706	-37.00%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.128127	19.070560	26.06%	0
2016	14.429845	15.128127	4.84%	0
2015	14.648357	14.429845	-1.49%	0
2014	14.287313	14.648357	2.53%	0
2013	10.427761	14.287313	37.01%	0
2012	9.201800	10.427761	13.32%	0
2011	9.742267	9.201800	-5.55%	0
2010	7.792888	9.742267	25.01%	359
2009	6.221846	7.792888	25.25%	474
2008*	10.000000	6.221846	-37.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.661842	22.126129	12.53%	0
2016	16.914135	19.661842	16.25%	188
2015	17.619336	16.914135	-4.00%	0
2014	15.231863	17.619336	15.67%	1,123
2013	11.357084	15.231863	34.12%	446
2012	9.875328	11.357084	15.00%	341
2011	10.227396	9.875328	-3.44%	0
2010	8.648417	10.227396	18.26%	0
2009	6.705806	8.648417	28.97%	0
2008*	10.000000	6.705806	-32.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.171194	21.157846	23.22%	3,661
2016	16.075066	17.171194	6.82%	3,726
2015	16.176399	16.075066	-0.63%	4,672
2014	15.959510	16.176399	1.36%	4,418
2013	11.215762	15.959510	42.30%	5,067
2012	10.032939	11.215762	11.79%	4,547
2011	10.237578	10.032939	-2.00%	6,349
2010	8.278361	10.237578	23.67%	4,503
2009	6.584566	8.278361	25.72%	5,369
2008	12.459489	6.584566	-47.15%	6,890
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	29.790678	32.118069	7.81%	0
2016	23.930503	29.790678	24.49%	0
2015	25.760330	23.930503	-7.10%	0
2014	24.350135	25.760330	5.79%	0
2013	17.545028	24.350135	38.79%	0
2012	14.736652	17.545028	19.06%	0
2011	15.704011	14.736652	-6.16%	0
2010	12.548173	15.704011	25.15%	0
2009	10.057555	12.548173	24.76%	0
2008	14.996416	10.057555	-32.93%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	26.709303	28.714093	7.51%	5,265
2016	21.509686	26.709303	24.17%	5,400
2015	23.220337	21.509686	-7.37%	5,588
2014	22.001991	23.220337	5.54%	5,846
2013	15.895762	22.001991	38.41%	6,110
2012	13.366976	15.895762	18.92%	6,174
2011	14.302096	13.366976	-6.54%	6,554
2010	11.439758	14.302096	25.02%	8,112
2009	9.194990	11.439758	24.41%	11,250
2008	13.740261	9.194990	-33.08%	13,376
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	29.479740	33.072162	12.19%	0
2016	24.278450	29.479740	21.42%	0
2015	24.969202	24.278450	-2.77%	0
2014	25.055456	24.969202	-0.34%	0
2013	17.988363	25.055456	39.29%	0
2012	15.755594	17.988363	14.17%	0
2011	16.876689	15.755594	-6.64%	0
2010	13.623476	16.876689	23.88%	0
2009	10.231452	13.623476	33.15%	0
2008	16.745676	10.231452	-38.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	29.192908	32.667151	11.90%	2,154
2016	24.098853	29.192908	21.14%	2,245
2015	24.850159	24.098853	-3.02%	3,138
2014	25.000271	24.850159	-0.60%	3,541
2013	17.994199	25.000271	38.94%	10,942
2012	15.798436	17.994199	13.90%	14,415
2011	16.966435	15.798436	-6.88%	20,179
2010	13.733202	16.966435	23.54%	24,635
2009	10.334755	13.733202	32.88%	23,440
2008	16.960160	10.334755	-39.06%	30,847
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	15.932271	18.938054	18.87%	0
2016	14.499294	15.932271	9.88%	0
2015	14.571527	14.499294	-0.50%	0
2014	13.183264	14.571527	10.53%	360
2013	10.196943	13.183264	29.29%	506
2012	9.061125	10.196943	12.54%	531
2011	9.131773	9.061125	-0.77%	531
2010	8.159052	9.131773	11.92%	531
2009	6.573908	8.159052	24.11%	126
2008	11.390057	6.573908	-42.28%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.145939	14.842743	4.93%	2,459
2016	13.351815	14.145939	5.95%	2,440
2015	14.317576	13.351815	-6.75%	2,696
2014	11.262367	14.317576	27.13%	2,679
2013	11.093835	11.262367	1.52%	3,695
2012	9.710185	11.093835	14.25%	5,244
2011	9.254814	9.710185	4.92%	9,867
2010	7.211786	9.254814	28.33%	13,693
2009	5.589945	7.211786	29.01%	12,464
2008*	10.000000	5.589945	-44.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.633224	10.677261	0.41%	0
2016	10.495092	10.633224	1.32%	0
2015	10.653524	10.495092	-1.49%	0
2014	10.724502	10.653524	-0.66%	0
2013	10.837845	10.724502	-1.05%	5,053
2012	10.591062	10.837845	2.33%	5,053
2011	10.576649	10.591062	0.14%	7,127
2010	10.446897	10.576649	1.24%	14,713
2009	9.866941	10.446897	5.88%	17,042
2008*	10.000000	9.866941	-1.33%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.237352	17.271425	21.31%	0
2016	14.243671	14.237352	-0.04%	0
2015	14.994609	14.243671	-5.01%	0
2014	16.514477	14.994609	-9.20%	0
2013	13.911205	16.514477	18.71%	408
2012	11.770571	13.911205	18.19%	282
2011	13.596896	11.770571	-13.43%	0
2010	12.934195	13.596896	5.12%	0
2009*	10.000000	12.934195	29.34%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.457876	26.291712	17.07%	0
2016	20.679053	22.457876	8.60%	0
2015	21.017073	20.679053	-1.61%	0
2014	19.261839	21.017073	9.11%	233
2013	14.160896	19.261839	36.02%	246
2012	12.908706	14.160896	9.70%	259
2011	13.473620	12.908706	-4.19%	272
2010	11.094594	13.473620	21.44%	2,532
2009	8.539874	11.094594	29.92%	780
2008	14.266478	8.539874	-40.14%	310

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	23.961762	32.371927	35.10%	452
2016	24.219921	23.961762	-1.07%	0
2015	23.571994	24.219921	2.75%	0
2014	23.311858	23.571994	1.12%	0
2013	18.524489	23.311858	25.84%	0
2012	15.454157	18.524489	19.87%	0
2011	17.046821	15.454157	-9.34%	0
2010	14.870873	17.046821	14.63%	0
2009	10.763166	14.870873	38.16%	0
2008	18.204808	10.763166	-40.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.118696	31.153993	34.76%	18,708
2016	23.423707	23.118696	-1.30%	19,210
2015	22.856841	23.423707	2.48%	20,202
2014	22.656927	22.856841	0.88%	24,610
2013	18.048856	22.656927	25.53%	19,308
2012	15.096488	18.048856	19.56%	21,969
2011	16.695396	15.096488	-9.58%	27,989
2010	14.597282	16.695396	14.37%	33,932
2009	10.596789	14.597282	37.75%	38,077
2008	17.966176	10.596789	-41.02%	45,658
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.372375	10.896556	5.05%	0
2016	9.849268	10.372375	5.31%	0
2015	10.194295	9.849268	-3.38%	0
2014	10.028221	10.194295	1.66%	0
2013	10.158333	10.028221	-1.28%	0
2012*	10.000000	10.158333	1.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	19.137712	20.060200	4.82%	25,226
2016	18.218371	19.137712	5.05%	25,258
2015	18.901298	18.218371	-3.61%	29,576
2014	18.656384	18.901298	1.31%	31,019
2013	18.942941	18.656384	-1.51%	35,239
2012	16.936760	18.942941	11.85%	44,861
2011	17.022794	16.936760	-0.51%	69,074
2010	15.004282	17.022794	13.45%	90,409
2009	12.819075	15.004282	17.05%	99,550
2008	15.164870	12.819075	-15.47%	112,889
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.863738	11.079236	25.00%	0
2016	9.216847	8.863738	-3.83%	0
2015	9.043192	9.216847	1.92%	0
2014*	10.000000	9.043192	-9.57%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	21.334118	24.597823	15.30%	14,526
2016	19.390793	21.334118	10.02%	15,439
2015	19.025295	19.390793	1.92%	21,032
2014	17.433456	19.025295	9.13%	26,929
2013	13.417841	17.433456	29.93%	27,969
2012	11.640847	13.417841	15.27%	29,630
2011	11.813148	11.640847	-1.46%	37,951
2010	10.317661	11.813148	14.49%	46,613
2009	8.154817	10.317661	26.52%	45,872
2008	13.441853	8.154817	-39.33%	57,409
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	32.574590	36.759541	12.85%	0
2016	27.913306	32.574590	16.70%	0
2015	30.008296	27.913306	-6.98%	0
2014	27.120922	30.008296	10.65%	0
2013	19.456163	27.120922	39.40%	0
2012	16.682350	19.456163	16.63%	575
2011	17.257843	16.682350	-3.33%	534
2010	14.147166	17.257843	21.99%	490
2009	10.431640	14.147166	35.62%	440
2008	16.974562	10.431640	-38.55%	373
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	18.274921	20.578299	12.60%	2,155
2016	15.710566	18.274921	16.32%	0
2015	16.924694	15.710566	-7.17%	0
2014	15.334438	16.924694	10.37%	860
2013	11.031440	15.334438	39.01%	860
2012	9.484201	11.031440	16.31%	860
2011	9.828518	9.484201	-3.50%	1,533
2010	8.079874	9.828518	21.64%	1,218
2009	5.971437	8.079874	35.31%	2,101
2008	9.744167	5.971437	-38.72%	1,687
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.488767	11.382528	8.52%	36
2016	9.372107	10.488767	11.91%	38
2015	9.710823	9.372107	-3.49%	39
2014*	10.000000	9.710823	-2.89%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.210014	12.271013	9.46%	0
2016	11.020101	11.210014	1.72%	0
2015	12.010066	11.020101	-8.24%	0
2014	12.113330	12.010066	-0.85%	0
2013	13.115558	12.113330	-7.64%	807
2012	12.608799	13.115558	4.02%	893
2011	11.764923	12.608799	7.17%	893
2010	10.881912	11.764923	8.11%	1,505
2009*	10.000000	10.881912	8.82%	1,048

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.589833	11.600379	0.09%	0
2016	11.573261	11.589833	0.14%	0
2015	11.683511	11.573261	-0.94%	0
2014	11.731651	11.683511	-0.41%	0
2013	11.895761	11.731651	-1.38%	2,308
2012	11.380137	11.895761	4.53%	4,770
2011	11.397306	11.380137	-0.15%	7,271
2010	10.961461	11.397306	3.98%	7,703
2009*	10.000000	10.961461	9.61%	2,376
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.275548	12.76%	1,804
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.348726	13.391484	29.40%	346
2016*	10.000000	10.348726	3.49%	346
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.545291	18.200362	25.13%	0
2016	15.084105	14.545291	-3.57%	0
2015	15.238232	15.084105	-1.01%	0
2014	16.536301	15.238232	-7.85%	0
2013	13.062011	16.536301	26.60%	0
2012	10.838851	13.062011	20.51%	0
2011	13.200066	10.838851	-17.89%	0
2010	12.136726	13.200066	8.76%	0
2009	9.851206	12.136726	23.20%	0
2008	17.780953	9.851206	-44.60%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	27.060617	28.855950	6.63%	0
2016	21.471362	27.060617	26.03%	0
2015	22.682694	21.471362	-5.34%	0
2014	22.184744	22.682694	2.24%	0
2013	16.075600	22.184744	38.00%	0
2012	13.842379	16.075600	16.13%	0
2011	14.697778	13.842379	-5.82%	0
2010	11.802050	14.697778	24.54%	0
2009	9.077117	11.802050	30.02%	0
2008	15.143644	9.077117	-40.06%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.801719	7.560210	-3.10%	0
2016	5.503148	7.801719	41.77%	0
2015	8.387716	5.503148	-34.39%	0
2014	10.520797	8.387716	-20.27%	0
2013	9.649712	10.520797	9.03%	0
2012*	10.000000	9.649712	-3.50%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.958170	7.733308	-2.83%	0
2016	5.601898	7.958170	42.06%	0
2015	8.515254	5.601898	-34.21%	188
2014	10.648674	8.515254	-20.03%	188
2013	9.745932	10.648674	9.26%	188
2012*	10.000000	9.745932	-2.54%	188
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.313864	30.250085	24.41%	8
2016	22.827570	24.313864	6.51%	8
2015	23.778571	22.827570	-4.00%	9
2014	24.515532	23.778571	-3.01%	0
2013	16.508394	24.515532	48.50%	136
2012	15.482265	16.508394	6.63%	161
2011	16.416634	15.482265	-5.69%	2,056
2010	13.100218	16.416634	25.32%	1,305
2009*	10.000000	13.100218	31.00%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	21.265999	24.919079	17.18%	3,098
2016	19.378339	21.265999	9.74%	3,556
2015	19.337819	19.378339	0.21%	4,213
2014	17.908897	19.337819	7.98%	4,374
2013	13.467563	17.908897	32.98%	4,954
2012	11.626573	13.467563	15.83%	6,372
2011	11.094045	11.626573	4.80%	7,744
2010	9.954634	11.094045	11.45%	9,324
2009	8.371936	9.954634	18.90%	9,928
2008	14.288321	8.371936	-41.41%	6,487
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	16.684240	20.621379	23.60%	117
2016	17.022208	16.684240	-1.99%	177
2015	16.824901	17.022208	1.17%	182
2014	18.205466	16.824901	-7.58%	186
2013	15.013956	18.205466	21.26%	272
2012	13.307778	15.013956	12.82%	272
2011	16.719025	13.307778	-20.40%	513
2010	16.224406	16.719025	3.05%	513
2009	12.222154	16.224406	32.75%	513
2008	26.480364	12.222154	-53.84%	711
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	19.572019	25.462749	30.10%	1,097
2016	19.353435	19.572019	1.13%	1,051
2015	17.670388	19.353435	9.52%	1,336
2014	15.710665	17.670388	12.47%	1,311
2013	11.606973	15.710665	35.36%	1,336
2012	10.117118	11.606973	14.73%	1,676
2011	10.586202	10.117118	-4.91%	1,615
2010	9.755590	10.586202	8.51%	2,107
2009	7.201805	9.755590	35.46%	1,520
2008	12.112844	7.201805	-40.54%	1,510
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.155703	39.198439	11.50%	1,769
2016	28.512546	35.155703	23.30%	1,870
2015	30.601313	28.512546	-6.83%	1,974
2014	28.429651	30.601313	7.64%	2,302
2013	20.906587	28.429651	35.98%	6,442
2012	17.862110	20.906587	17.04%	7,640
2011	19.784444	17.862110	-9.72%	5,464
2010	15.818518	19.784444	25.07%	5,846
2009	11.223110	15.818518	40.95%	4,609
2008	17.679643	11.223110	-36.52%	4,087

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.475366	17.386193	12.35%	904
2016	15.088680	15.475366	2.56%	1,491
2015	15.426362	15.088680	-2.19%	1,526
2014	15.317744	15.426362	0.71%	2,120
2013	13.550365	15.317744	13.04%	3,524
2012	12.472250	13.550365	8.64%	2,708
2011	13.100288	12.472250	-4.79%	2,844
2010	12.080182	13.100288	8.44%	2,444
2009*	10.000000	12.080182	20.80%	707
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.946022	13.578297	13.66%	0
2016	10.495243	11.946022	13.82%	0
2015	10.896909	10.495243	-3.69%	0
2014*	10.000000	10.896909	8.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	32.566614	36.167896	11.06%	308
2016	26.216370	32.566614	24.22%	308
2015	27.167666	26.216370	-3.50%	309
2014	26.157957	27.167666	3.86%	309
2013	18.815049	26.157957	39.03%	309
2012	16.453964	18.815049	14.35%	1,585
2011	16.560201	16.453964	-0.64%	1,585
2010	13.320814	16.560201	24.32%	1,324
2009	10.783797	13.320814	23.53%	1,788
2008	15.799049	10.783797	-31.74%	1,203
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	23.506118	28.227369	20.09%	340
2016	21.297539	23.506118	10.37%	340
2015	21.320177	21.297539	-0.11%	341
2014	19.025115	21.320177	12.06%	341
2013	14.584902	19.025115	30.44%	341
2012	12.755087	14.584902	14.35%	342
2011	12.671753	12.755087	0.66%	1,174
2010	11.168371	12.671753	13.46%	848
2009	8.947705	11.168371	24.82%	852
2008	14.407872	8.947705	-37.90%	851
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.719558	30.802216	19.76%	1,003
2016	23.358633	25.719558	10.11%	1,033
2015	23.438785	23.358633	-0.34%	1,067
2014	20.974887	23.438785	11.75%	1,258
2013	16.118992	20.974887	30.13%	1,728
2012	14.128868	16.118992	14.09%	1,799
2011	14.072093	14.128868	0.40%	3,479
2010	12.435230	14.072093	13.16%	4,142
2009	9.985547	12.435230	24.53%	3,220
2008	16.124879	9.985547	-38.07%	5,590

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	20.313309	23.147751	13.95%	0
2016	18.627088	20.313309	9.05%	0
2015	19.475511	18.627088	-4.36%	0
2014	17.374684	19.475511	12.09%	0
2013	13.089993	17.374684	32.73%	0
2012	11.832430	13.089993	10.63%	0
2011	11.868869	11.832430	-0.31%	0
2010	10.462786	11.868869	13.44%	0
2009	7.917323	10.462786	32.15%	0
2008	12.220500	7.917323	-35.21%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.443876	10.674117	2.20%	0
2016	9.702417	10.443876	7.64%	0
2015	9.918673	9.702417	-2.18%	0
2014*	10.000000	9.918673	-0.81%	1,982
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	24.739871	26.048003	5.29%	2,425
2016	21.863151	24.739871	13.16%	2,428
2015	22.747998	21.863151	-3.89%	3,218
2014	22.480133	22.747998	1.19%	3,299
2013	21.318596	22.480133	5.45%	4,627
2012	18.877512	21.318596	12.93%	7,026
2011	18.209866	18.877512	3.67%	8,647
2010	16.113386	18.209866	13.01%	9,313
2009	10.696074	16.113386	50.65%	5,215
2008	14.648640	10.696074	-26.98%	3,294
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.302739	12.358843	9.34%	2,693
2016	11.976240	11.302739	-5.62%	2,689
2015	12.955286	11.976240	-7.56%	3,239
2014	13.289476	12.955286	-2.51%	3,281
2013	11.584203	13.289476	14.72%	3,311
2012	10.656703	11.584203	8.70%	4,617
2011	11.414695	10.656703	-6.64%	4,579
2010	10.223422	11.414695	11.65%	4,858
2009	9.135670	10.223422	11.91%	2,234
2008	13.147134	9.135670	-30.51%	2,216

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.922927	16.367242	2.79%	42
2016	15.522189	15.922927	2.58%	44
2015	15.749059	15.522189	-1.44%	44
2014	15.357815	15.749059	2.55%	44
2013	15.385111	15.357815	-0.18%	44
2012	14.192616	15.385111	8.40%	1,233
2011	14.045357	14.192616	1.05%	1,233
2010	13.101703	14.045357	7.20%	1,233
2009	11.010747	13.101703	18.99%	1,064
2008	12.020528	11.010747	-8.40%	1,458
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	15.523035	15.912300	2.51%	5,890
2016	15.175105	15.523035	2.29%	8,790
2015	15.427206	15.175105	-1.63%	9,387
2014	15.084687	15.427206	2.27%	11,490
2013	15.154163	15.084687	-0.46%	10,402
2012	14.014777	15.154163	8.13%	10,580
2011	13.907721	14.014777	0.77%	11,864
2010	12.999950	13.907721	6.98%	12,723
2009	10.950631	12.999950	18.71%	11,806
2008	11.989165	10.950631	-8.66%	13,849
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	16.635889	18.728206	12.58%	0
2016	16.345486	16.635889	1.78%	0
2015	16.539805	16.345486	-1.17%	0
2014	15.840091	16.539805	4.42%	0
2013	13.877041	15.840091	14.15%	0
2012	12.493574	13.877041	11.07%	0
2011	12.994312	12.493574	-3.85%	0
2010	11.522606	12.994312	12.77%	0
2009	9.044889	11.522606	27.39%	0
2008	12.861617	9.044889	-29.68%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	15.315733	17.212089	12.38%	914
2016	15.073232	15.315733	1.61%	914
2015	15.265503	15.073232	-1.26%	914
2014	14.640078	15.265503	4.27%	914
2013	12.847203	14.640078	13.96%	914
2012	11.586012	12.847203	10.89%	914
2011	12.066213	11.586012	-3.98%	2,530
2010	10.716347	12.066213	12.60%	2,569
2009	8.423739	10.716347	27.22%	2,773
2008	11.992842	8.423739	-29.76%	2,869

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	14.662992	17.196210	17.28%	266
2016	14.500884	14.662992	1.12%	266
2015	14.681397	14.500884	-1.23%	266
2014	14.051694	14.681397	4.48%	266
2013	11.625428	14.051694	20.87%	266
2012	10.202323	11.625428	13.95%	266
2011	11.016099	10.202323	-7.39%	266
2010	9.597324	11.016099	14.78%	266
2009	7.315268	9.597324	31.20%	266
2008	11.547072	7.315268	-36.65%	266
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	13.237219	15.497251	17.07%	80
2016	13.112248	13.237219	0.95%	80
2015	13.296059	13.112248	-1.38%	80
2014	12.749500	13.296059	4.29%	80
2013	10.569684	12.749500	20.62%	104
2012	9.293722	10.569684	13.73%	104
2011	10.056009	9.293722	-7.58%	1,275
2010	8.772395	10.056009	14.63%	1,250
2009	6.705647	8.772395	30.82%	1,370
2008	10.595371	6.705647	-36.71%	1,515
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	18.315274	21.036007	14.85%	0
2016	17.298900	18.315274	5.88%	0
2015	17.420596	17.298900	-0.70%	0
2014	16.015997	17.420596	8.77%	0
2013	13.565358	16.015997	18.07%	0
2012	11.944488	13.565358	13.57%	63
2011	12.564007	11.944488	-4.93%	63
2010	10.777752	12.564007	16.57%	63
2009	7.884400	10.777752	36.70%	63
2008	12.095457	7.884400	-34.82%	63
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	18.624960	21.367816	14.73%	258
2016	17.620799	18.624960	5.70%	258
2015	17.770781	17.620799	-0.84%	726
2014	16.348685	17.770781	8.70%	783
2013	13.872281	16.348685	17.85%	783
2012	12.228803	13.872281	13.44%	783
2011	12.869407	12.228803	-4.98%	783
2010	11.061502	12.869407	16.34%	3,207
2009	8.094001	11.061502	36.66%	3,323
2008	12.440691	8.094001	-34.94%	3,993

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	15.994217	19.557673	22.28%	346
2016	15.753709	15.994217	1.53%	346
2015	15.762674	15.753709	-0.06%	346
2014	14.388004	15.762674	9.55%	346
2013	10.522930	14.388004	36.73%	346
2012	8.687183	10.522930	21.13%	346
2011	9.035054	8.687183	-3.85%	346
2010	7.745528	9.035054	16.65%	346
2009	5.768001	7.745528	34.28%	360
2008	9.926802	5.768001	-41.89%	375
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	15.600712	19.036620	22.02%	1,550
2016	15.380673	15.600712	1.43%	1,560
2015	15.409627	15.380673	-0.19%	2,156
2014	14.094390	15.409627	9.33%	2,216
2013	10.318392	14.094390	36.59%	2,778
2012	8.543293	10.318392	20.78%	4,538
2011	8.893003	8.543293	-3.93%	6,048
2010	7.628836	8.893003	16.57%	6,160
2009	5.686420	7.628836	34.16%	7,753
2008	9.813048	5.686420	-42.05%	8,213
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	19.327991	21.541944	11.45%	2,570
2016	16.591704	19.327991	16.49%	2,680
2015	17.509108	16.591704	-5.24%	2,679
2014	16.311380	17.509108	7.34%	2,681
2013	12.896785	16.311380	26.48%	2,681
2012	11.139204	12.896785	15.78%	2,507
2011	11.178213	11.139204	-0.35%	2,542
2010	9.830646	11.178213	13.71%	2,465
2009	7.652048	9.830646	28.47%	2,712
2008	13.517956	7.652048	-43.39%	2,784
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	20.484094	22.799209	11.30%	13,310
2016	17.613077	20.484094	16.30%	16,168
2015	18.616027	17.613077	-5.39%	16,659
2014	17.369292	18.616027	7.18%	17,466
2013	13.753066	17.369292	26.29%	21,873
2012	11.892257	13.753066	15.65%	30,126
2011	11.958087	11.892257	-0.55%	36,983
2010	10.532141	11.958087	13.54%	42,382
2009	8.207377	10.532141	28.33%	37,979
2008	14.526281	8.207377	-43.50%	42,016

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	11.442099	11.382000	-0.53%	422
2016	11.557057	11.442099	-0.99%	408
2015	11.694143	11.557057	-1.17%	636
2014	11.834993	11.694143	-1.19%	636
2013	11.975265	11.834993	-1.17%	618
2012	12.104644	11.975265	-1.07%	795
2011	12.237900	12.104644	-1.09%	909
2010	12.356511	12.237900	-0.96%	1,063
2009	12.417074	12.356511	-0.49%	1,073
2008	12.198469	12.417074	1.79%	1,203
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	18.143051	20.932561	15.38%	391
2016	15.837562	18.143051	14.56%	391
2015	16.415829	15.837562	-3.52%	391
2014	15.051831	16.415829	9.06%	391
2013	11.415115	15.051831	31.86%	391
2012	9.758388	11.415115	16.98%	391
2011	9.723559	9.758388	0.36%	391
2010	8.583088	9.723559	13.29%	391
2009	6.831780	8.583088	25.63%	1,564
2008	11.876161	6.831780	-42.47%	2,612
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	18.151437	20.913404	15.22%	7,406
2016	15.863453	18.151437	14.42%	7,646
2015	16.474319	15.863453	-3.71%	7,872
2014	15.127270	16.474319	8.90%	8,283
2013	11.490478	15.127270	31.65%	9,524
2012	9.835623	11.490478	16.83%	17,848
2011	9.821376	9.835623	0.15%	21,981
2010	8.678151	9.821376	13.17%	27,647
2009	6.915332	8.678151	25.49%	24,165
2008	12.046882	6.915332	-42.60%	24,074
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	15.853129	21.146110	33.39%	2,455
2016	15.931449	15.853129	-0.49%	2,475
2015	15.062630	15.931449	5.77%	2,501
2014	13.711507	15.062630	9.85%	2,526
2013	10.189141	13.711507	34.57%	2,550
2012	9.003568	10.189141	13.17%	2,630
2011	9.099848	9.003568	-1.06%	3,123
2010	7.424269	9.099848	22.57%	3,150
2009	5.863888	7.424269	26.61%	3,246
2008	11.248252	5.863888	-47.87%	3,358

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	12.052411	16.054218	33.20%	20,233
2016	12.131675	12.052411	-0.65%	19,979
2015	11.485990	12.131675	5.62%	22,238
2014	10.472193	11.485990	9.68%	24,297
2013	7.793604	10.472193	34.37%	30,552
2012	6.895369	7.793604	13.03%	44,287
2011	6.981212	6.895369	-1.23%	56,783
2010	5.704691	6.981212	22.38%	64,853
2009	4.512151	5.704691	26.43%	68,371
2008	8.667512	4.512151	-47.94%	68,515
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	15.565905	16.467117	5.79%	208
2016	13.774699	15.565905	13.00%	208
2015	14.486070	13.774699	-4.91%	208
2014	14.506134	14.486070	-0.14%	208
2013	13.867744	14.506134	4.60%	208
2012	12.291658	13.867744	12.82%	208
2011	11.970652	12.291658	2.68%	208
2010	10.647878	11.970652	12.42%	208
2009	7.495866	10.647878	42.05%	947
2008	10.124516	7.495866	-25.96%	947
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	16.434357	17.360252	5.63%	4,615
2016	14.569118	16.434357	12.80%	5,477
2015	15.339045	14.569118	-5.02%	5,927
2014	15.386216	15.339045	-0.31%	3,556
2013	14.733544	15.386216	4.43%	3,760
2012	13.084803	14.733544	12.60%	5,691
2011	12.768895	13.084803	2.47%	9,622
2010	11.369430	12.768895	12.31%	13,792
2009	8.021174	11.369430	41.74%	13,564
2008	10.845254	8.021174	-26.04%	14,628
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	18.353353	22.071185	20.26%	4,093
2016	16.606187	18.353353	10.52%	4,230
2015	16.586571	16.606187	0.12%	5,601
2014	14.782024	16.586571	12.21%	6,075
2013	11.313603	14.782024	30.66%	6,677
2012	9.879037	11.313603	14.52%	6,958
2011	9.798991	9.879037	0.82%	9,384
2010	8.622555	9.798991	13.64%	11,022
2009	6.893241	8.622555	25.09%	11,815
2008	11.074434	6.893241	-37.76%	15,118

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	19.305064	19.878339	2.97%	2,978
2016	18.654407	19.305064	3.49%	2,959
2015	18.994044	18.654407	-1.79%	3,030
2014	18.166070	18.994044	4.56%	3,032
2013	18.719474	18.166070	-2.96%	3,020
2012	17.892053	18.719474	4.62%	3,105
2011	16.871463	17.892053	6.05%	6,979
2010	15.840062	16.871463	6.51%	7,271
2009	13.854131	15.840062	14.33%	7,188
2008	14.493362	13.854131	-4.41%	7,499
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	60.494834	72.145785	19.26%	884
2016	54.612523	60.494834	10.77%	905
2015	56.117500	54.612523	-2.68%	905
2014	53.485000	56.117500	4.92%	905
2013	39.786394	53.485000	34.43%	905
2012	35.094194	39.786394	13.37%	764
2011	39.783174	35.094194	-11.79%	764
2010	31.285973	39.783174	27.16%	764
2009	22.616075	31.285973	38.34%	844
2008	37.841988	22.616075	-40.24%	849
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.017621	44.085951	19.09%	11,890
2016	33.474719	37.017621	10.58%	12,354
2015	34.442268	33.474719	-2.81%	13,991
2014	32.877510	34.442268	4.76%	13,722
2013	24.491633	32.877510	34.24%	15,012
2012	21.638643	24.491633	13.18%	19,539
2011	24.567166	21.638643	-11.92%	24,214
2010	19.339695	24.567166	27.03%	29,027
2009	14.006639	19.339695	38.08%	29,293
2008	23.474470	14.006639	-40.33%	29,178
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	13.605760	17.489773	28.55%	351
2016	14.513896	13.605760	-6.26%	351
2015	14.194722	14.513896	2.25%	351
2014	15.643811	14.194722	-9.26%	351
2013	12.144608	15.643811	28.81%	351
2012	10.197693	12.144608	19.09%	409
2011	12.469635	10.197693	-18.22%	409
2010	11.169757	12.469635	11.64%	409
2009	8.941471	11.169757	24.92%	1,124
2008	16.122347	8.941471	-44.54%	1,124

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	10.672704	13.707214	28.43%	7,101
2016	11.402704	10.672704	-6.40%	7,776
2015	11.172883	11.402704	2.06%	10,074
2014	12.331735	11.172883	-9.40%	3,502
2013	9.588836	12.331735	28.61%	4,645
2012	8.062545	9.588836	18.93%	6,638
2011	9.872129	8.062545	-18.33%	10,322
2010	8.855824	9.872129	11.48%	10,922
2009	7.101379	8.855824	24.71%	9,090
2008	12.826141	7.101379	-44.63%	9,263
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	20.988347	23.958776	14.15%	0
2016	18.983752	20.988347	10.56%	0
2015	19.372533	18.983752	-2.01%	0
2014	17.616191	19.372533	9.97%	0
2013	13.477771	17.616191	30.71%	0
2012	11.292760	13.477771	19.35%	0
2011	11.728685	11.292760	-3.72%	0
2010	10.083064	11.728685	16.32%	0
2009	7.169602	10.083064	40.64%	0
2008	13.571921	7.169602	-47.17%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	20.489014	23.353945	13.98%	99
2016	18.563496	20.489014	10.37%	104
2015	18.973601	18.563496	-2.16%	112
2014	17.284436	18.973601	9.77%	124
2013	13.235034	17.284436	30.60%	143
2012	11.112595	13.235034	19.10%	150
2011	11.556827	11.112595	-3.84%	800
2010	9.953636	11.556827	16.11%	806
2009	7.089502	9.953636	40.40%	1,005
2008	13.438311	7.089502	-47.24%	1,110
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	25.189326	29.668992	17.78%	0
2016	23.287126	25.189326	8.17%	0
2015	24.312680	23.287126	-4.22%	0
2014	23.064416	24.312680	5.41%	302
2013	17.895979	23.064416	28.88%	100
2012	14.251496	17.895979	25.57%	0
2011	15.824451	14.251496	-9.94%	0
2010	12.665822	15.824451	24.94%	0
2009	8.144799	12.665822	55.51%	0
2008	16.884919	8.144799	-51.76%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	23.299336	27.414063	17.66%	5,544
2016	21.580587	23.299336	7.96%	5,637
2015	22.562541	21.580587	-4.35%	5,884
2014	21.440172	22.562541	5.23%	6,092
2013	16.669062	21.440172	28.62%	6,909
2012	13.278252	16.669062	25.54%	6,966
2011	14.774464	13.278252	-10.13%	8,074
2010	11.836345	14.774464	24.82%	8,132
2009	7.623232	11.836345	55.27%	3,399
2008	15.839385	7.623232	-51.87%	3,059
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.209891	14.615235	10.64%	450
2016	11.812893	13.209891	11.83%	1,239
2015	12.748465	11.812893	-7.34%	1,366
2014	12.545987	12.748465	1.61%	1,478
2013	10.259562	12.545987	22.29%	1,518
2012	9.003906	10.259562	13.95%	1,239
2011	9.255758	9.003906	-2.72%	1,499
2010	8.496860	9.255758	8.93%	1,776
2009	6.602655	8.496860	28.69%	0
2008*	10.000000	6.602655	-33.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	24.567303	29.334088	19.40%	106
2016	21.374741	24.567303	14.94%	182
2015	22.399492	21.374741	-4.57%	172
2014	20.798457	22.399492	7.70%	489
2013	16.186634	20.798457	28.49%	256
2012	14.605401	16.186634	10.83%	1,222
2011	13.907217	14.605401	5.02%	1,899
2010	11.638847	13.907217	19.49%	1,904
2009	10.010950	11.638847	16.26%	1,869
2008	13.869541	10.010950	-27.82%	2,604
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.853734	19.486279	15.62%	0
2016	15.869288	16.853734	6.20%	0
2015	17.143507	15.869288	-7.43%	0
2014	19.471584	17.143507	-11.96%	0
2013	15.987198	19.471584	21.79%	0
2012	13.644445	15.987198	17.17%	0
2011	15.420536	13.644445	-11.52%	0
2010	14.361800	15.420536	7.37%	0
2009	10.584002	14.361800	35.69%	0
2008	17.924748	10.584002	-40.95%	155

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.834337	22.383397	25.51%	1,514
2016	17.693498	17.834337	0.80%	1,526
2015	17.096297	17.693498	3.49%	2,084
2014	15.997192	17.096297	6.87%	2,229
2013	11.582225	15.997192	38.12%	3,075
2012	10.338184	11.582225	12.03%	9,820
2011	11.177777	10.338184	-7.51%	3,487
2010	9.462149	11.177777	18.13%	4,365
2009	5.781755	9.462149	63.66%	4,556
2008	11.500542	5.781755	-49.73%	6,875
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	22.212868	25.804352	16.17%	4,047
2016	19.217407	22.212868	15.59%	4,137
2015	20.735304	19.217407	-7.32%	4,416
2014	19.236526	20.735304	7.79%	4,994
2013	14.352894	19.236526	34.03%	6,546
2012	12.215815	14.352894	17.49%	8,689
2011	12.630126	12.215815	-3.28%	11,106
2010	11.049178	12.630126	14.31%	17,943
2009	8.709296	11.049178	26.87%	16,944
2008	13.731199	8.709296	-36.57%	9,437
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	16.838589	18.829023	11.82%	0
2016	15.456141	16.838589	8.94%	0
2015	16.601810	15.456141	-6.90%	0
2014	15.537717	16.601810	6.85%	0
2013	12.167492	15.537717	27.70%	0
2012	10.814350	12.167492	12.51%	1,346
2011	10.952350	10.814350	-1.26%	1,346
2010	10.118434	10.952350	8.24%	1,346
2009	7.982460	10.118434	26.76%	1,346
2008	11.565627	7.982460	-30.98%	2,129
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.403331	18.294000	11.53%	133
2016	15.090106	16.403331	8.70%	133
2015	16.248764	15.090106	-7.13%	133
2014	15.249569	16.248764	6.55%	133
2013	11.970888	15.249569	27.39%	962
2012	10.664777	11.970888	12.25%	1,315
2011	10.825819	10.664777	-1.49%	1,484
2010	10.029600	10.825819	7.94%	1,582
2009	7.931883	10.029600	26.45%	1,019
2008	11.521957	7.931883	-31.16%	1,374

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	21.930912	26.592953	21.26%	373
2016	22.352271	21.930912	-1.89%	385
2015	23.231459	22.352271	-3.78%	398
2014	23.492520	23.231459	-1.11%	398
2013	20.028883	23.492520	17.29%	399
2012	17.589486	20.028883	13.87%	402
2011	19.141079	17.589486	-8.11%	405
2010	17.204275	19.141079	11.26%	575
2009	12.907089	17.204275	33.29%	573
2008	21.973585	12.907089	-41.26%	863
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	22.270269	25.286432	13.54%	0
2016	19.870557	22.270269	12.08%	0
2015	20.956089	19.870557	-5.18%	0
2014	20.310031	20.956089	3.18%	0
2013	15.958328	20.310031	27.27%	0
2012	14.557800	15.958328	9.62%	0
2011	15.738050	14.557800	-7.50%	197
2010	13.959082	15.738050	12.74%	197
2009	10.850447	13.959082	28.65%	197
2008	15.364184	10.850447	-29.38%	197
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	14.020181	16.968019	21.03%	0
2016	14.083587	14.020181	-0.45%	0
2015	14.084746	14.083587	-0.01%	0
2014	13.195313	14.084746	6.74%	0
2013	9.747518	13.195313	35.37%	0
2012*	10.000000	9.747518	-2.52%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.884866	16.756290	20.68%	5,110
2016	13.973084	13.884866	-0.63%	5,030
2015	13.996975	13.973084	-0.17%	5,030
2014	13.155112	13.996975	6.40%	5,030
2013	9.747086	13.155112	34.96%	5,384
2012*	10.000000	9.747086	-2.53%	7,461
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.877666	16.217109	16.86%	0
2016	14.415999	13.877666	-3.73%	1,192
2015	15.919854	14.415999	-9.45%	1,247
2014	17.008748	15.919854	-6.40%	1,813
2013	13.757710	17.008748	23.63%	2,490
2012	11.684549	13.757710	17.74%	2,273
2011	12.744555	11.684549	-8.32%	2,509
2010	11.869547	12.744555	7.37%	2,290
2009*	10.000000	11.869547	18.70%	677

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.916269	11.260975	26.30%	0
2016	7.471650	8.916269	19.33%	0
2015	9.459663	7.471650	-21.02%	0
2014*	10.000000	9.459663	-5.40%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	15.166106	18.982134	25.16%	6,788
2016	14.672542	15.166106	3.36%	6,839
2015	14.220437	14.672542	3.18%	7,570
2014	13.258439	14.220437	7.26%	7,860
2013	9.779684	13.258439	35.57%	8,308
2012	8.502374	9.779684	15.02%	9,243
2011	9.170786	8.502374	-7.29%	10,429
2010	7.184033	9.170786	27.66%	11,835
2009	5.147796	7.184033	39.56%	9,804
2008	10.764047	5.147796	-52.18%	6,809
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	21.134403	26.380060	24.82%	2,340
2016	19.660528	21.134403	7.50%	2,352
2015	20.335661	19.660528	-3.32%	2,504
2014	22.250193	20.335661	-8.60%	2,580
2013	15.947167	22.250193	39.52%	3,071
2012	13.351183	15.947167	19.44%	3,342
2011	15.097365	13.351183	-11.57%	3,807
2010	11.240676	15.097365	34.31%	2,991
2009	6.983232	11.240676	60.97%	3,192
2008	11.686765	6.983232	-40.25%	2,246
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	25.436909	29.492618	15.94%	2,018
2016	22.627826	25.436909	12.41%	2,890
2015	23.118591	22.627826	-2.12%	3,457
2014	21.233106	23.118591	8.88%	3,765
2013	15.849242	21.233106	33.97%	4,128
2012	13.843511	15.849242	14.49%	6,396
2011	14.076964	13.843511	-1.66%	7,712
2010	12.810932	14.076964	9.88%	10,032
2009	10.589141	12.810932	20.98%	8,504
2008	15.935666	10.589141	-33.55%	7,345
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.236876	20.345127	25.30%	0
2016	15.825647	16.236876	2.60%	349
2015	15.065684	15.825647	5.04%	349
2014	15.077883	15.065684	-0.08%	683
2013	11.956778	15.077883	26.10%	797
2012	10.439213	11.956778	14.54%	229
2011	10.756923	10.439213	-2.95%	229
2010*	10.000000	10.756923	7.57%	479

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.192641	12.900638	26.57%	4,356
2016	9.746717	10.192641	4.58%	4,536
2015*	10.000000	9.746717	-2.53%	4,738
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.807085	14.445978	4.63%	24
2016	13.200759	13.807085	4.59%	309
2015	13.473208	13.200759	-2.02%	331
2014	12.677731	13.473208	6.27%	1,831
2013	12.906594	12.677731	-1.77%	386
2012	11.963898	12.906594	7.88%	472
2011	11.488067	11.963898	4.14%	575
2010	10.881299	11.488067	5.58%	805
2009	10.068937	10.881299	8.07%	24
2008	11.381208	10.068937	-11.53%	24
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.437308	27.253585	7.14%	860
2016	21.416606	25.437308	18.77%	884
2015	22.684317	21.416606	-5.59%	928
2014	20.327840	22.684317	11.59%	1,102
2013	15.625672	20.327840	30.09%	0
2012	13.819552	15.625672	13.07%	0
2011	13.919336	13.819552	-0.72%	0
2010	12.450830	13.919336	11.79%	123
2009*	10.000000	12.450830	24.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.914442	18.207291	14.41%	3,343
2016	14.777298	15.914442	7.70%	3,760
2015	14.811017	14.777298	-0.23%	2,898
2014	14.278344	14.811017	3.73%	3,744
2013	11.722228	14.278344	21.81%	3,405
2012	10.253438	11.722228	14.32%	4,562
2011	10.282176	10.253438	-0.28%	1,867
2010	9.290525	10.282176	10.67%	1,875
2009	7.619334	9.290525	21.93%	1,558
2008	10.981885	7.619334	-30.62%	850
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.882763	12.117623	1.98%	1,550
2016	11.716163	11.882763	1.42%	1,601
2015	11.885924	11.716163	-1.43%	1,662
2014	11.459768	11.885924	3.72%	1,725
2013	11.905379	11.459768	-3.74%	742
2012	11.480144	11.905379	3.70%	5,316
2011	10.990144	11.480144	4.46%	7,566
2010	10.494946	10.990144	4.72%	8,730
2009	9.471637	10.494946	10.80%	2,910
2008	10.636755	9.471637	-10.95%	872

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.323247	21.122267	29.40%	375
2016	16.490098	16.323247	-1.01%	414
2015	15.665392	16.490098	5.26%	526
2014	15.569850	15.665392	0.61%	570
2013	12.250255	15.569850	27.10%	617
2012	10.156210	12.250255	20.62%	1,607
2011	11.334491	10.156210	-10.40%	2,021
2010	10.307303	11.334491	9.97%	2,314
2009	7.367390	10.307303	39.90%	1,439
2008	12.152287	7.367390	-39.37%	2,670
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.974057	21.432803	26.27%	290
2016	15.751944	16.974057	7.76%	300
2015	14.980441	15.751944	5.15%	310
2014	14.030568	14.980441	6.77%	321
2013	10.956614	14.030568	28.06%	333
2012	9.446186	10.956614	15.99%	1,358
2011	10.030959	9.446186	-5.83%	3,246
2010	8.589921	10.030959	16.78%	2,533
2009	6.264678	8.589921	37.12%	1,283
2008	11.366340	6.264678	-44.88%	3,295
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.894334	17.942899	20.47%	1,022
2016	13.570176	14.894334	9.76%	1,058
2015	13.587356	13.570176	-0.13%	1,098
2014	12.476372	13.587356	8.90%	1,138
2013	9.496885	12.476372	31.37%	235
2012	8.211406	9.496885	15.65%	202
2011	8.500979	8.211406	-3.41%	500
2010	7.753245	8.500979	9.64%	500
2009	6.004590	7.753245	29.12%	145
2008	9.812784	6.004590	-38.81%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.692077	11.277932	5.48%	145
2016	9.479622	10.692077	12.79%	154
2015	9.851622	9.479622	-3.78%	164
2014*	10.000000	9.851622	-1.48%	175

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.511643	17.888090	23.27%	0
2016	12.935493	14.511643	12.18%	0
2015	13.250649	12.935493	-2.38%	0
2014	12.586030	13.250649	5.28%	0
2013	8.875221	12.586030	41.81%	0
2012	7.688829	8.875221	15.43%	0
2011	8.808767	7.688829	-12.71%	0
2010	7.726862	8.808767	14.00%	0
2009	5.112803	7.726862	51.13%	157
2008*	10.000000	5.112803	-48.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.449236	19.278346	17.20%	0
2016	15.119595	16.449236	8.79%	0
2015	15.352951	15.119595	-1.52%	0
2014	14.049768	15.352951	9.28%	0
2013	10.247697	14.049768	37.10%	0
2012	9.302740	10.247697	10.16%	0
2011	9.724722	9.302740	-4.34%	0
2010	7.964638	9.724722	22.10%	0
2009	6.128718	7.964638	29.96%	0
2008*	10.000000	6.128718	-38.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.322011	19.088126	16.95%	0
2016	15.003070	16.322011	8.79%	0
2015	15.249096	15.003070	-1.61%	0
2014	13.966469	15.249096	9.18%	0
2013	10.202673	13.966469	36.89%	0
2012	9.271473	10.202673	10.04%	0
2011	9.700646	9.271473	-4.42%	0
2010	7.946160	9.700646	22.08%	0
2009	6.126807	7.946160	29.69%	0
2008*	10.000000	6.126807	-38.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.437156	15.904915	18.37%	480
2016	12.550261	13.437156	7.07%	1,315
2015	12.929453	12.550261	-2.93%	1,379
2014	12.523331	12.929453	3.24%	1,497
2013	9.789829	12.523331	27.92%	1,540
2012	8.530964	9.789829	14.76%	1,791
2011	9.222635	8.530964	-7.50%	2,066
2010	8.120150	9.222635	13.58%	2,359
2009	6.361474	8.120150	27.65%	480
2008*	10.000000	6.361474	-36.39%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.093838	14.496239	10.71%	0
2016	12.489561	13.093838	4.84%	0
2015	12.776593	12.489561	-2.25%	0
2014	12.398930	12.776593	3.05%	923
2013	10.945235	12.398930	13.28%	0
2012	9.975148	10.945235	9.73%	0
2011	10.233697	9.975148	-2.53%	0
2010	9.381701	10.233697	9.08%	0
2009	7.924860	9.381701	18.38%	0
2008*	10.000000	7.924860	-20.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.459874	15.400760	14.42%	0
2016	12.693535	13.459874	6.04%	0
2015	13.020707	12.693535	-2.51%	0
2014	12.587557	13.020707	3.44%	0
2013	10.507937	12.587557	19.79%	0
2012	9.359029	10.507937	12.28%	0
2011	9.810720	9.359029	-4.60%	0
2010	8.835230	9.810720	11.04%	0
2009	7.202203	8.835230	22.67%	0
2008*	10.000000	7.202203	-27.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.210420	12.831384	5.09%	0
2016	11.813376	12.210420	3.36%	0
2015	12.045260	11.813376	-1.93%	0
2014	11.797908	12.045260	2.10%	0
2013	11.379856	11.797908	3.67%	0
2012	10.714917	11.379856	6.21%	0
2011	10.693892	10.714917	0.20%	0
2010	10.134560	10.693892	5.52%	0
2009	9.075933	10.134560	11.66%	0
2008*	10.000000	9.075933	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.310368	14.988177	12.61%	0
2016	12.621042	13.310368	5.46%	0
2015	12.911961	12.621042	-2.25%	1,253
2014	12.497626	12.911961	3.32%	1,253
2013	10.737610	12.497626	16.39%	1,253
2012	9.671916	10.737610	11.02%	1,253
2011	10.022954	9.671916	-3.50%	0
2010	9.108906	10.022954	10.03%	0
2009	7.560267	9.108906	20.48%	0
2008*	10.000000	7.560267	-24.40%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.396338	15.627685	16.66%	0
2016	12.601942	13.396338	6.30%	0
2015	12.950251	12.601942	-2.69%	0
2014	12.535692	12.950251	3.31%	0
2013	10.209409	12.535692	22.79%	0
2012	9.018302	10.209409	13.21%	0
2011	9.574904	9.018302	-5.81%	0
2010	8.552690	9.574904	11.95%	0
2009	6.838895	8.552690	25.06%	0
2008*	10.000000	6.838895	-31.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.892788	13.997763	8.57%	1,690
2016	12.310589	12.892788	4.73%	1,690
2015	12.594251	12.310589	-2.25%	1,690
2014	12.247258	12.594251	2.83%	0
2013	11.143623	12.247258	9.90%	0
2012	10.249814	11.143623	8.72%	0
2011	10.402177	10.249814	-1.46%	0
2010	9.656186	10.402177	7.73%	0
2009	8.305104	9.656186	16.27%	0
2008*	10.000000	8.305104	-16.95%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.913780	13.320228	3.15%	346
2016	12.406906	12.913780	4.09%	309
2015	12.648693	12.406906	-1.91%	268
2014	12.186274	12.648693	3.79%	231
2013	12.574661	12.186274	-3.09%	195
2012	11.811888	12.574661	6.46%	159
2011	11.215326	11.811888	5.32%	0
2010	10.603308	11.215326	5.77%	0
2009	9.865476	10.603308	7.48%	0
2008*	10.000000	9.865476	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.618492	12.988558	2.93%	61
2016	12.162568	12.618492	3.75%	61
2015	12.419645	12.162568	-2.07%	61
2014	12.008623	12.419645	3.42%	61
2013	12.418819	12.008623	-3.30%	61
2012	11.694912	12.418819	6.19%	61
2011	11.141529	11.694912	4.97%	722
2010	10.561020	11.141529	5.50%	722
2009	9.843611	10.561020	7.29%	722
2008*	10.000000	9.843611	-1.56%	1,214

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.505943	13.846969	2.53%	296
2016	13.228253	13.505943	2.10%	296
2015	13.458526	13.228253	-1.71%	476
2014	12.987966	13.458526	3.62%	579
2013	13.420672	12.987966	-3.22%	53
2012	12.681415	13.420672	5.83%	53
2011	12.103098	12.681415	4.78%	564
2010	11.330708	12.103098	6.82%	0
2009	9.849433	11.330708	15.04%	0
2008*	10.000000	9.849433	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	21.705897	30.286672	39.53%	5,883
2016	20.440214	21.705897	6.19%	5,826
2015	24.697738	20.440214	-17.24%	6,032
2014	26.517225	24.697738	-6.86%	6,188
2013	26.724652	26.517225	-0.78%	412
2012	23.121521	26.724652	15.58%	412
2011	30.233872	23.121521	-23.52%	412
2010	26.399961	30.233872	14.52%	420
2009	16.384074	26.399961	61.13%	418
2008	39.418420	16.384074	-58.44%	418
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.277107	14.400266	0.86%	8,074
2016	14.343666	14.277107	-0.46%	7,747
2015	14.533681	14.343666	-1.31%	9,728
2014	14.067452	14.533681	3.31%	19,164
2013	14.840154	14.067452	-5.21%	11,581
2012	14.575291	14.840154	1.82%	13,933
2011	13.753974	14.575291	5.97%	27,339
2010	13.285719	13.753974	3.52%	34,917
2009	13.095033	13.285719	1.46%	26,396
2008	12.304245	13.095033	6.43%	25,111
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.836312	9.759561	-0.78%	48,792
2016	9.954693	9.836312	-1.19%	49,791
2015	10.075593	9.954693	-1.20%	62,663
2014	10.197963	10.075593	-1.20%	59,221
2013	10.321823	10.197963	-1.20%	70,596
2012	10.447534	10.321823	-1.20%	87,022
2011	10.574069	10.447534	-1.20%	74,745
2010	10.702480	10.574069	-1.20%	88,856
2009	10.827926	10.702480	-1.16%	119,283
2008	10.738895	10.827926	0.83%	92,278

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.554721	10.740805	25.55%	508
2016	8.603819	8.554721	-0.57%	508
2015	8.998121	8.603819	-4.38%	508
2014	9.173436	8.998121	-1.91%	508
2013	7.897771	9.173436	16.15%	508
2012	6.937571	7.897771	13.84%	508
2011	7.801852	6.937571	-11.08%	508
2010	6.987917	7.801852	11.65%	508
2009	5.463669	6.987917	27.90%	508
2008*	10.000000	5.463669	-45.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.919695	24.478622	17.01%	5,540
2016	19.341845	20.919695	8.16%	6,043
2015	19.774134	19.341845	-2.19%	7,506
2014	19.063897	19.774134	3.73%	8,689
2013	15.163671	19.063897	25.72%	8,576
2012	13.242325	15.163671	14.51%	9,730
2011	13.951311	13.242325	-5.08%	10,261
2010	12.318598	13.951311	13.25%	11,339
2009	9.801614	12.318598	25.68%	9,566
2008	15.708284	9.801614	-37.60%	6,425
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.187812	17.774349	9.80%	341
2016	15.412504	16.187812	5.03%	341
2015	15.626845	15.412504	-1.37%	341
2014	15.123207	15.626845	3.33%	0
2013	13.495265	15.123207	12.06%	0
2012	12.487474	13.495265	8.07%	0
2011	12.527985	12.487474	-0.32%	0
2010	11.546847	12.527985	8.50%	0
2009*	10.000000	11.546847	15.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.674385	21.183220	13.43%	0
2016	17.542888	18.674385	6.45%	445
2015	17.850910	17.542888	-1.73%	445
2014	17.172696	17.850910	3.95%	440
2013	14.545637	17.172696	18.06%	406
2012	13.116007	14.545637	10.90%	0
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	0
2009*	10.000000	12.106579	21.07%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.651819	15.299131	4.42%	58,597
2016	14.222877	14.651819	3.02%	59,722
2015	14.357618	14.222877	-0.94%	66,079
2014	13.987830	14.357618	2.64%	68,807
2013	13.505188	13.987830	3.57%	73,730
2012	12.996949	13.505188	3.91%	75,338
2011	12.779899	12.996949	1.70%	78,692
2010	12.215298	12.779899	4.62%	91,375
2009	11.334021	12.215298	7.78%	81,472
2008	12.206889	11.334021	-7.15%	82,697
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.386358	20.514653	11.58%	35,339
2016	17.368450	18.386358	5.86%	78,337
2015	17.638438	17.368450	-1.53%	79,694
2014	16.973256	17.638438	3.92%	83,487
2013	14.730145	16.973256	15.23%	87,288
2012	13.454751	14.730145	9.48%	96,617
2011	13.623333	13.454751	-1.24%	123,776
2010	12.431951	13.623333	9.58%	138,724
2009	10.561887	12.431951	17.71%	153,791
2008	13.918823	10.561887	-24.12%	163,080
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.998031	23.054215	15.28%	25,415
2016	18.657809	19.998031	7.18%	27,790
2015	19.023258	18.657809	-1.92%	32,481
2014	18.344946	19.023258	3.70%	46,743
2013	15.172486	18.344946	20.91%	52,653
2012	13.499618	15.172486	12.39%	55,220
2011	13.960115	13.499618	-3.30%	59,553
2010	12.522431	13.960115	11.48%	66,489
2009	10.189143	12.522431	22.90%	64,265
2008	15.031628	10.189143	-32.22%	53,690
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.784650	18.111355	7.90%	11,866
2016	16.071425	16.784650	4.44%	14,549
2015	16.271601	16.071425	-1.23%	18,484
2014	15.724008	16.271601	3.48%	21,106
2013	14.403355	15.724008	9.17%	35,056
2012	13.493812	14.403355	6.74%	36,120
2011	13.381370	13.493812	0.84%	45,808
2010	12.480911	13.381370	7.21%	51,594
2009	11.026844	12.480911	13.19%	51,942
2008	13.137185	11.026844	-16.06%	38,827

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.347317	30.626316	25.79%	0
2016	23.778499	24.347317	2.39%	0
2015	22.900968	23.778499	3.83%	0
2014	21.304365	22.900968	7.49%	0
2013	15.773594	21.304365	35.06%	0
2012	13.452045	15.773594	17.26%	488
2011	13.926167	13.452045	-3.40%	1,098
2010	12.955200	13.926167	7.49%	1,098
2009*	10.000000	12.955200	29.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.865430	29.962534	25.55%	29,907
2016	23.377358	23.865430	2.09%	31,392
2015	22.572737	23.377358	3.56%	33,948
2014	21.044964	22.572737	7.26%	36,433
2013	15.629299	21.044964	34.65%	43,292
2012	13.358654	15.629299	17.00%	58,053
2011	13.866543	13.358654	-3.66%	72,515
2010	12.933378	13.866543	7.22%	81,852
2009*	10.000000	12.933378	29.33%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	31.002033	35.464356	14.39%	0
2016	26.085068	31.002033	18.85%	0
2015	27.088369	26.085068	-3.70%	0
2014	25.056920	27.088369	8.11%	0
2013	19.061648	25.056920	31.45%	0
2012	16.423941	19.061648	16.06%	0
2011	17.056999	16.423941	-3.71%	0
2010	13.679703	17.056999	24.69%	0
2009	10.124519	13.679703	35.11%	0
2008	16.128740	10.124519	-37.23%	846
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	28.694111	32.766199	14.19%	3,355
2016	24.198722	28.694111	18.58%	3,249
2015	25.190888	24.198722	-3.94%	3,593
2014	23.353921	25.190888	7.87%	3,497
2013	17.798382	23.353921	31.21%	3,632
2012	15.361373	17.798382	15.86%	4,048
2011	15.975442	15.361373	-3.84%	5,675
2010	12.846519	15.975442	24.36%	6,098
2009	9.525610	12.846519	34.86%	4,625
2008	15.210850	9.525610	-37.38%	6,305

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.323213	12.804290	24.03%	0
2016	10.713061	10.323213	-3.64%	0
2015	10.914612	10.713061	-1.85%	0
2014	11.198582	10.914612	-2.54%	0
2013	9.361443	11.198582	19.62%	0
2012	8.202376	9.361443	14.13%	0
2011	9.185799	8.202376	-10.71%	0
2010	8.169481	9.185799	12.44%	0
2009	6.075137	8.169481	34.47%	0
2008*	10.000000	6.075137	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.803380	10.692056	21.45%	0
2016	8.467549	8.803380	3.97%	0
2015	9.032827	8.467549	-6.26%	0
2014*	10.000000	9.032827	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.746016	10.588686	21.07%	457
2016	8.431925	8.746016	3.73%	488
2015	9.016324	8.431925	-6.48%	762
2014*	10.000000	9.016324	-9.84%	798
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.961093	19.198799	28.32%	0
2016	14.846847	14.961093	0.77%	0
2015	14.571151	14.846847	1.89%	0
2014	13.389334	14.571151	8.83%	0
2013	10.082228	13.389334	32.80%	0
2012	8.786769	10.082228	14.74%	0
2011	9.190355	8.786769	-4.39%	0
2010	8.063498	9.190355	13.97%	0
2009	6.309452	8.063498	27.80%	101
2008*	10.000000	6.309452	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.130290	17.096196	12.99%	6,291
2016	13.196162	15.130290	14.66%	6,330
2015	13.831759	13.196162	-4.60%	7,657
2014	12.698969	13.831759	8.92%	8,523
2013	9.518933	12.698969	33.41%	9,463
2012	8.193456	9.518933	16.18%	13,998
2011	8.830785	8.193456	-7.22%	15,686
2010	7.927560	8.830785	11.39%	16,865
2009	6.297572	7.927560	25.88%	15,528
2008*	10.000000	6.297572	-37.02%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.061932	18.977542	26.00%	0
2016	14.373958	15.061932	4.79%	0
2015	14.599000	14.373958	-1.54%	0
2014	14.246386	14.599000	2.48%	0
2013	10.403142	14.246386	36.94%	0
2012	9.184736	10.403142	13.27%	967
2011	9.729110	9.184736	-5.60%	967
2010	7.786307	9.729110	24.95%	967
2009	6.219739	7.786307	25.19%	967
2008*	10.000000	6.219739	-37.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.575840	22.018238	12.48%	0
2016	16.848653	19.575840	16.19%	0
2015	17.560003	16.848653	-4.05%	0
2014	15.188249	17.560003	15.62%	0
2013	11.330294	15.188249	34.05%	0
2012	9.857019	11.330294	14.95%	0
2011	10.213593	9.857019	-3.49%	0
2010	8.641112	10.213593	18.20%	0
2009	6.703532	8.641112	28.90%	0
2008*	10.000000	6.703532	-32.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.042462	20.988645	23.16%	220
2016	15.962605	17.042462	6.76%	305
2015	16.071366	15.962605	-0.68%	394
2014	15.863906	16.071366	1.31%	418
2013	11.154206	15.863906	42.22%	446
2012	9.982934	11.154206	11.73%	301
2011	10.191699	9.982934	-2.05%	2,865
2010	8.245430	10.191699	23.60%	2,861
2009	6.561691	8.245430	25.66%	2,173
2008	12.422514	6.561691	-47.18%	5,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	29.571687	31.865904	7.76%	0
2016	23.766576	29.571687	24.43%	0
2015	25.596816	23.766576	-7.15%	0
2014	24.207812	25.596816	5.74%	0
2013	17.451300	24.207812	38.72%	0
2012	14.665357	17.451300	19.00%	31
2011	15.635937	14.665357	-6.21%	72
2010	12.500105	15.635937	25.09%	74
2009	10.024103	12.500105	24.70%	108
2008	14.954126	10.024103	-32.97%	518

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	26.511847	28.487443	7.45%	1,805
2016	21.361436	26.511847	24.11%	1,905
2015	23.071968	21.361436	-7.41%	2,362
2014	21.872470	23.071968	5.48%	2,780
2013	15.810177	21.872470	38.34%	3,179
2012	13.301737	15.810177	18.86%	3,145
2011	14.239479	13.301737	-6.59%	3,438
2010	11.395433	14.239479	24.96%	4,412
2009	9.164014	11.395433	24.35%	3,960
2008	13.700915	9.164014	-33.11%	6,056
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	29.263127	32.812592	12.13%	0
2016	24.112219	29.263127	21.36%	0
2015	24.810797	24.112219	-2.82%	0
2014	24.909106	24.810797	-0.39%	0
2013	17.892326	24.909106	39.22%	0
2012	15.679427	17.892326	14.11%	214
2011	16.803578	15.679427	-6.69%	398
2010	13.571319	16.803578	23.82%	379
2009	10.197439	13.571319	33.09%	202
2008	16.698478	10.197439	-38.93%	202
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	28.974039	32.405895	11.84%	2,427
2016	23.930252	28.974039	21.08%	2,629
2015	24.688784	23.930252	-3.07%	3,009
2014	24.850490	24.688784	-0.65%	3,076
2013	17.895432	24.850490	38.86%	3,181
2012	15.719685	17.895432	13.84%	5,135
2011	16.890381	15.719685	-6.93%	5,597
2010	13.678550	16.890381	23.48%	6,483
2009	10.298839	13.678550	32.82%	5,672
2008	16.909805	10.298839	-39.10%	6,399
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	15.846503	18.826615	18.81%	185
2016	14.428533	15.846503	9.83%	221
2015	14.507753	14.428533	-0.55%	262
2014	13.132201	14.507753	10.47%	303
2013	10.162586	13.132201	29.22%	347
2012	9.035171	10.162586	12.48%	1,409
2011	9.110228	9.035171	-0.82%	1,466
2010	8.143919	9.110228	11.87%	1,527
2009	6.565028	8.143919	24.05%	1,013
2008	11.380442	6.565028	-42.31%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.084023	14.770326	4.87%	2,008
2016	13.300084	14.084023	5.89%	2,059
2015	14.269320	13.300084	-6.79%	2,686
2014	11.230093	14.269320	27.06%	2,860
2013	11.067633	11.230093	1.47%	3,794
2012	9.692167	11.067633	14.19%	4,516
2011	9.242303	9.692167	4.87%	6,392
2010	7.205672	9.242303	28.26%	6,916
2009	5.588046	7.205672	28.95%	3,891
2008*	10.000000	5.588046	-44.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.586764	10.625255	0.36%	3
2016	10.454496	10.586764	1.27%	3
2015	10.617677	10.454496	-1.54%	3
2014	10.693812	10.617677	-0.71%	3
2013	10.812296	10.693812	-1.10%	3
2012	10.571451	10.812296	2.28%	3
2011	10.562393	10.571451	0.09%	3
2010	10.438093	10.562393	1.19%	968
2009	9.863610	10.438093	5.82%	3
2008*	10.000000	9.863610	-1.36%	1,195
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.182225	17.195884	21.25%	0
2016	14.195691	14.182225	-0.09%	0
2015	14.951670	14.195691	-5.06%	0
2014	16.475527	14.951670	-9.25%	0
2013	13.885408	16.475527	18.65%	0
2012	11.754706	13.885408	18.13%	0
2011	13.585442	11.754706	-13.48%	0
2010	12.929827	13.585442	5.07%	0
2009*	10.000000	12.929827	29.30%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.314507	26.110714	17.01%	0
2016	20.557399	22.314507	8.55%	0
2015	20.904006	20.557399	-1.66%	0
2014	19.167918	20.904006	9.06%	0
2013	14.098972	19.167918	35.95%	0
2012	12.858771	14.098972	9.64%	0
2011	13.428283	12.858771	-4.24%	551
2010	11.062852	13.428283	21.38%	13
2009	8.519760	11.062852	29.85%	0
2008	14.240089	8.519760	-40.17%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	23.785709	32.117885	35.03%	5
2016	24.054108	23.785709	-1.12%	6
2015	23.422478	24.054108	2.70%	5
2014	23.175719	23.422478	1.06%	301
2013	18.425630	23.175719	25.78%	0
2012	15.379485	18.425630	19.81%	0
2011	16.973024	15.379485	-9.39%	0
2010	14.813982	16.973024	14.57%	0
2009	10.727409	14.813982	38.09%	0
2008	18.153538	10.727409	-40.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	22.945340	30.904818	34.69%	3,520
2016	23.259793	22.945340	-1.35%	3,609
2015	22.708369	23.259793	2.43%	4,155
2014	22.521148	22.708369	0.83%	4,580
2013	17.949772	22.521148	25.47%	1,779
2012	15.021217	17.949772	19.50%	1,843
2011	16.620552	15.021217	-9.62%	2,476
2010	14.539188	16.620552	14.32%	2,500
2009	10.559955	14.539188	37.68%	2,544
2008	17.912823	10.559955	-41.05%	2,547
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.350488	10.868082	5.00%	0
2016	9.833433	10.350488	5.26%	0
2015	10.183059	9.833433	-3.43%	0
2014	10.022240	10.183059	1.60%	0
2013	10.157406	10.022240	-1.33%	0
2012*	10.000000	10.157406	1.57%	70
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	18.994314	19.899864	4.77%	6,932
2016	18.090987	18.994314	4.99%	7,174
2015	18.778641	18.090987	-3.66%	7,986
2014	18.544678	18.778641	1.26%	9,366
2013	18.839046	18.544678	-1.56%	11,593
2012	16.852405	18.839046	11.79%	14,837
2011	16.946560	16.852405	-0.56%	17,457
2010	14.944641	16.946560	13.40%	22,561
2009	12.774578	14.944641	16.99%	19,405
2008	15.119884	12.774578	-15.51%	17,046
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.851793	11.058728	24.93%	0
2016	9.209072	8.851793	-3.88%	0
2015	9.040141	9.209072	1.87%	0
2014*	10.000000	9.040141	-9.60%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	21.174255	24.401207	15.24%	9,088
2016	19.255207	21.174255	9.97%	9,400
2015	18.901834	19.255207	1.87%	9,757
2014	17.329087	18.901834	9.08%	10,972
2013	13.344251	17.329087	29.86%	12,644
2012	11.582873	13.344251	15.21%	20,174
2011	11.760246	11.582873	-1.51%	23,668
2010	10.276648	11.760246	14.44%	29,292
2009	8.126512	10.276648	26.46%	26,743
2008	13.401983	8.126512	-39.36%	27,296
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	32.335301	36.471106	12.79%	5
2016	27.722236	32.335301	16.64%	5
2015	29.817977	27.722236	-7.03%	5
2014	26.962552	29.817977	10.59%	33
2013	19.352326	26.962552	39.32%	37
2012	16.601735	19.352326	16.57%	47
2011	17.183127	16.601735	-3.38%	159
2010	14.093022	17.183127	21.93%	187
2009	10.396980	14.093022	35.55%	201
2008	16.926752	10.396980	-38.58%	467
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	18.176541	20.457210	12.55%	4,925
2016	15.633888	18.176541	16.26%	4,753
2015	16.850619	15.633888	-7.22%	4,487
2014	15.275038	16.850619	10.31%	4,448
2013	10.994276	15.275038	38.94%	4,636
2012	9.457041	10.994276	16.25%	4,474
2011	9.805330	9.457041	-3.55%	3,992
2010	8.064887	9.805330	21.58%	3,232
2009	5.963378	8.064887	35.24%	2,641
2008	9.735944	5.963378	-38.75%	2,175
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.474617	11.361450	8.47%	0
2016	9.364189	10.474617	11.86%	0
2015	9.707524	9.364189	-3.54%	0
2014*	10.000000	9.707524	-2.92%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.166609	12.217332	9.41%	0
2016	10.982981	11.166609	1.67%	0
2015	11.975670	10.982981	-8.29%	0
2014	12.084754	11.975670	-0.90%	0
2013	13.091230	12.084754	-7.69%	0
2012	12.591802	13.091230	3.97%	0
2011	11.754996	12.591802	7.12%	0
2010	10.878232	11.754996	8.06%	0
2009*	10.000000	10.878232	8.78%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.544975	11.549646	0.04%	273
2016	11.534283	11.544975	0.09%	459
2015	11.650049	11.534283	-0.99%	428
2014	11.703976	11.650049	-0.46%	397
2013	11.873704	11.703976	-1.43%	367
2012	11.364804	11.873704	4.48%	0
2011	11.387689	11.364804	-0.20%	0
2010	10.957755	11.387689	3.92%	911
2009*	10.000000	10.957755	9.58%	341
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.271774	12.72%	215
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.346327	13.381641	29.34%	2,715
2016*	10.000000	10.346327	3.46%	2,715
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.438416	18.057517	25.07%	0
2016	14.980822	14.438416	-3.62%	0
2015	15.141559	14.980822	-1.06%	0
2014	16.439707	15.141559	-7.90%	0
2013	12.992279	16.439707	26.53%	0
2012	10.786458	12.992279	20.45%	0
2011	13.142902	10.786458	-17.93%	0
2010	12.090263	13.142902	8.71%	0
2009	9.818464	12.090263	23.14%	0
2008	17.730847	9.818464	-44.62%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	26.861826	28.629524	6.58%	0
2016	21.324377	26.861826	25.97%	0
2015	22.538821	21.324377	-5.39%	0
2014	22.055192	22.538821	2.19%	0
2013	15.989807	22.055192	37.93%	0
2012	13.775478	15.989807	16.07%	0
2011	14.634139	13.775478	-5.87%	0
2010	11.756882	14.634139	24.47%	0
2009	9.046946	11.756882	29.95%	0
2008	15.100979	9.046946	-40.09%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.783289	7.538548	-3.14%	0
2016	5.492918	7.783289	41.70%	0
2015	8.376393	5.492918	-34.42%	0
2014	10.511920	8.376393	-20.32%	0
2013	9.646448	10.511920	8.97%	0
2012*	10.000000	9.646448	-3.54%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.939389	7.711172	-2.87%	0
2016	5.591499	7.939389	41.99%	0
2015	8.503752	5.591499	-34.25%	0
2014	10.639686	8.503752	-20.08%	0
2013	9.742629	10.639686	9.21%	0
2012*	10.000000	9.742629	-2.57%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.219747	30.117807	24.35%	23
2016	22.750669	24.219747	6.46%	0
2015	23.710466	22.750669	-4.05%	0
2014	24.457696	23.710466	-3.06%	0
2013	16.477775	24.457696	48.43%	0
2012	15.461387	16.477775	6.57%	0
2011	16.402783	15.461387	-5.74%	553
2010	13.095791	16.402783	25.25%	553
2009*	10.000000	13.095791	30.96%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	21.106535	24.719748	17.12%	8,827
2016	19.242736	21.106535	9.69%	8,859
2015	19.212228	19.242736	0.16%	9,428
2014	17.801586	19.212228	7.92%	9,568
2013	13.393635	17.801586	32.91%	8,747
2012	11.568614	13.393635	15.78%	8,654
2011	11.044322	11.568614	4.75%	11,269
2010	9.915030	11.044322	11.39%	11,086
2009	8.342847	9.915030	18.84%	11,100
2008	14.245891	8.342847	-41.44%	12,526
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	16.559057	20.456339	23.54%	215
2016	16.903035	16.559057	-2.04%	243
2015	16.715572	16.903035	1.12%	273
2014	18.096329	16.715572	-7.63%	302
2013	14.931510	18.096329	21.20%	332
2012	13.241414	14.931510	12.76%	355
2011	16.644073	13.241414	-20.44%	382
2010	16.159835	16.644073	3.00%	1,274
2009	12.179664	16.159835	32.68%	1,545
2008	26.401735	12.179664	-53.87%	439
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	19.425189	25.258976	30.03%	0
2016	19.217947	19.425189	1.08%	0
2015	17.555574	19.217947	9.47%	0
2014	15.616483	17.555574	12.42%	0
2013	11.543231	15.616483	35.29%	0
2012	10.066673	11.543231	14.67%	0
2011	10.538746	10.066673	-4.95%	0
2010	9.716763	10.538746	8.46%	0
2009	7.176766	9.716763	35.39%	0
2008	12.076870	7.176766	-40.57%	196
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	34.891984	38.884771	11.44%	1,572
2016	28.312941	34.891984	23.24%	1,668
2015	30.402469	28.312941	-6.87%	2,597
2014	28.259214	30.402469	7.58%	3,765
2013	20.791768	28.259214	35.92%	3,964
2012	17.773029	20.791768	16.98%	4,144
2011	19.695726	17.773029	-9.76%	4,215
2010	15.755553	19.695726	25.01%	4,887
2009	11.184101	15.755553	40.87%	12,143
2008	17.627144	11.184101	-36.55%	12,222

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.415441	17.310125	12.29%	21,421
2016	15.037839	15.415441	2.51%	22,420
2015	15.382175	15.037839	-2.24%	23,541
2014	15.281611	15.382175	0.66%	24,345
2013	13.525237	15.281611	12.99%	24,537
2012	12.455436	13.525237	8.59%	24,634
2011	13.089237	12.455436	-4.84%	24,345
2010	12.076097	13.089237	8.39%	24,485
2009*	10.000000	12.076097	20.76%	140
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.929891	13.553128	13.61%	0
2016	10.486380	11.929891	13.77%	0
2015	10.893224	10.486380	-3.73%	0
2014*	10.000000	10.893224	8.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	32.327244	35.883951	11.00%	0
2016	26.036809	32.327244	24.16%	0
2015	26.995261	26.036809	-3.55%	0
2014	26.005119	26.995261	3.81%	0
2013	18.714573	26.005119	38.96%	0
2012	16.374398	18.714573	14.29%	0
2011	16.488456	16.374398	-0.69%	0
2010	13.269808	16.488456	24.26%	0
2009	10.747949	13.269808	23.46%	0
2008	15.754537	10.747949	-31.78%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	23.333337	28.005759	20.02%	0
2016	21.151673	23.333337	10.31%	0
2015	21.184877	21.151673	-0.16%	0
2014	18.913948	21.184877	12.01%	0
2013	14.507012	18.913948	30.38%	0
2012	12.693406	14.507012	14.29%	0
2011	12.616851	12.693406	0.61%	0
2010	11.125604	12.616851	13.40%	0
2009	8.917953	11.125604	24.76%	0
2008	14.367261	8.917953	-37.93%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.542263	30.574454	19.70%	6,819
2016	23.209311	25.542263	10.05%	6,825
2015	23.300744	23.209311	-0.39%	6,825
2014	20.861915	23.300744	11.69%	6,825
2013	16.040277	20.861915	30.06%	12,307
2012	14.067015	16.040277	14.03%	12,307
2011	14.017573	14.067015	0.35%	8,502
2010	12.393311	14.017573	13.11%	11,275
2009	9.956924	12.393311	24.47%	11,277
2008	16.086824	9.956924	-38.11%	10,872

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	20.163952	22.965965	13.90%	0
2016	18.499473	20.163952	9.00%	0
2015	19.351886	18.499473	-4.40%	0
2014	17.273140	19.351886	12.03%	0
2013	13.020086	17.273140	32.67%	0
2012	11.775210	13.020086	10.57%	0
2011	11.817443	11.775210	-0.36%	0
2010	10.422722	11.817443	13.38%	0
2009	7.890994	10.422722	32.08%	0
2008	12.186058	7.890994	-35.25%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.429782	10.654334	2.15%	0
2016	9.694221	10.429782	7.59%	0
2015	9.915306	9.694221	-2.23%	0
2014*	10.000000	9.915306	-0.85%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	24.554320	25.839597	5.23%	1,384
2016	21.710127	24.554320	13.10%	1,422
2015	22.600220	21.710127	-3.94%	1,988
2014	22.345404	22.600220	1.14%	2,924
2013	21.201553	22.345404	5.40%	2,926
2012	18.783406	21.201553	12.87%	3,743
2011	18.128233	18.783406	3.61%	3,751
2010	16.049272	18.128233	12.95%	4,588
2009	10.658909	16.049272	50.57%	6,753
2008	14.605138	10.658909	-27.02%	8,335
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.219121	12.261235	9.29%	614
2016	11.893645	11.219121	-5.67%	614
2015	12.872455	11.893645	-7.60%	614
2014	13.211197	12.872455	-2.56%	782
2013	11.521789	13.211197	14.66%	782
2012	10.604672	11.521789	8.65%	782
2011	11.364697	10.604672	-6.69%	2,491
2010	10.183788	11.364697	11.60%	2,790
2009	9.104860	10.183788	11.85%	1,490
2008	13.109449	9.104860	-30.55%	1,490

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.805861	16.238713	2.74%	0
2016	15.415850	15.805861	2.53%	0
2015	15.649095	15.415850	-1.49%	0
2014	15.268045	15.649095	2.50%	0
2013	15.302938	15.268045	-0.23%	0
2012	14.123980	15.302938	8.35%	0
2011	13.984490	14.123980	1.00%	0
2010	13.051524	13.984490	7.15%	0
2009	10.974137	13.051524	18.93%	0
2008	11.986621	10.974137	-8.45%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	15.408243	15.786662	2.46%	3,379
2016	15.070508	15.408243	2.24%	10,846
2015	15.328633	15.070508	-1.68%	11,094
2014	14.995890	15.328633	2.22%	12,540
2013	15.072581	14.995890	-0.51%	13,432
2012	13.946401	15.072581	8.08%	17,422
2011	13.846849	13.946401	0.72%	18,323
2010	12.949605	13.846849	6.93%	18,427
2009	10.913751	12.949605	18.65%	17,661
2008	11.954832	10.913751	-8.71%	25,140
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	16.487771	18.552108	12.52%	0
2016	16.208126	16.487771	1.73%	0
2015	16.409125	16.208126	-1.22%	0
2014	15.722890	16.409125	4.36%	0
2013	13.781342	15.722890	14.09%	0
2012	12.413724	13.781342	11.02%	0
2011	12.917792	12.413724	-3.90%	0
2010	11.460562	12.917792	12.72%	0
2009	9.000753	11.460562	27.33%	0
2008	12.805348	9.000753	-29.71%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	15.187041	17.058851	12.33%	439
2016	14.954124	15.187041	1.56%	439
2015	15.152537	14.954124	-1.31%	439
2014	14.539102	15.152537	4.22%	439
2013	12.765064	14.539102	13.90%	1,127
2012	11.517776	12.765064	10.83%	1,768
2011	12.001215	11.517776	-4.03%	1,768
2010	10.664014	12.001215	12.54%	1,768
2009	8.386849	10.664014	27.15%	4,488
2008	11.946385	8.386849	-29.80%	7,576

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	14.532479	17.034548	17.22%	127
2016	14.379070	14.532479	1.07%	127
2015	14.565443	14.379070	-1.28%	127
2014	13.947762	14.565443	4.43%	127
2013	11.545283	13.947762	20.81%	127
2012	10.137121	11.545283	13.89%	127
2011	10.951228	10.137121	-7.43%	127
2010	9.545643	10.951228	14.72%	127
2009	7.279562	9.545643	31.13%	127
2008	11.496546	7.279562	-36.68%	127
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	13.126014	15.359307	17.01%	215
2016	13.008654	13.126014	0.90%	215
2015	13.197700	13.008654	-1.43%	215
2014	12.661601	13.197700	4.23%	215
2013	10.502133	12.661601	20.56%	215
2012	9.239012	10.502133	13.67%	215
2011	10.001865	9.239012	-7.63%	361
2010	8.729581	10.001865	14.57%	361
2009	6.676298	8.729581	30.75%	364
2008	10.554353	6.676298	-36.74%	3,290
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	18.152328	20.838344	14.80%	0
2016	17.153651	18.152328	5.82%	0
2015	17.283073	17.153651	-0.75%	0
2014	15.897595	17.283073	8.72%	0
2013	13.471902	15.897595	18.01%	0
2012	11.868221	13.471902	13.51%	0
2011	12.490085	11.868221	-4.98%	0
2010	10.719752	12.490085	16.51%	0
2009	7.845946	10.719752	36.63%	0
2008	12.042565	7.845946	-34.85%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	18.468470	21.177590	14.67%	4,688
2016	17.481571	18.468470	5.65%	5,000
2015	17.639292	17.481571	-0.89%	5,332
2014	16.235931	17.639292	8.64%	5,696
2013	13.783582	16.235931	17.79%	6,045
2012	12.156778	13.783582	13.38%	6,348
2011	12.800070	12.156778	-5.03%	6,674
2010	11.007475	12.800070	16.29%	7,074
2009	8.058551	11.007475	36.59%	7,410
2008	12.392495	8.058551	-34.97%	2,300

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	15.863194	19.387668	22.22%	0
2016	15.632559	15.863194	1.48%	0
2015	15.649386	15.632559	-0.11%	0
2014	14.291823	15.649386	9.50%	0
2013	10.457875	14.291823	36.66%	0
2012	8.637861	10.457875	21.07%	0
2011	8.988295	8.637861	-3.90%	0
2010	7.709344	8.988295	16.59%	0
2009	5.743954	7.709344	34.22%	0
2008	9.890423	5.743954	-41.92%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	15.473008	18.871280	21.96%	8,116
2016	15.262468	15.473008	1.38%	8,106
2015	15.298939	15.262468	-0.24%	8,080
2014	14.000237	15.298939	9.28%	8,099
2013	10.254649	14.000237	36.53%	8,206
2012	8.494824	10.254649	20.72%	8,284
2011	8.847018	8.494824	-3.98%	8,252
2010	7.593226	8.847018	16.51%	8,289
2009	5.662734	7.593226	34.09%	8,402
2008	9.777135	5.662734	-42.08%	9,792
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	19.155984	21.339464	11.40%	228
2016	16.452346	19.155984	16.43%	244
2015	17.370842	16.452346	-5.29%	260
2014	16.190764	17.370842	7.29%	797
2013	12.807890	16.190764	26.41%	814
2012	11.068037	12.807890	15.72%	830
2011	11.112413	11.068037	-0.40%	636
2010	9.777722	11.112413	13.65%	951
2009	7.614707	9.777722	28.41%	1,242
2008	13.458833	7.614707	-43.42%	1,259
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	20.312082	22.596368	11.25%	15,501
2016	17.473984	20.312082	16.24%	39,278
2015	18.478363	17.473984	-5.44%	41,861
2014	17.249583	18.478363	7.12%	50,328
2013	13.665188	17.249583	26.23%	52,291
2012	11.822262	13.665188	15.59%	55,817
2011	11.893705	11.822262	-0.60%	64,809
2010	10.480724	11.893705	13.48%	73,767
2009	8.171452	10.480724	28.26%	86,086
2008	14.470040	8.171452	-43.53%	92,847

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	11.340241	11.274983	-0.58%	0
2016	11.459960	11.340241	-1.04%	0
2015	11.601757	11.459960	-1.22%	0
2014	11.747441	11.601757	-1.24%	0
2013	11.892681	11.747441	-1.22%	0
2012	12.027278	11.892681	-1.12%	0
2011	12.165815	12.027278	-1.14%	0
2010	12.289947	12.165815	-1.01%	0
2009	12.356438	12.289947	-0.54%	10,425
2008	12.145046	12.356438	1.74%	10,425
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	17.981532	20.735739	15.32%	1,972
2016	15.704484	17.981532	14.50%	1,972
2015	16.286143	15.704484	-3.57%	1,972
2014	14.940483	16.286143	9.01%	1,972
2013	11.336396	14.940483	31.79%	1,972
2012	9.696020	11.336396	16.92%	1,972
2011	9.666292	9.696020	0.31%	2,305
2010	8.536858	9.666292	13.23%	2,567
2009	6.798419	8.536858	25.57%	2,567
2008	11.824172	6.798419	-42.50%	2,567
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	17.998982	20.727280	15.16%	11,552
2016	15.738155	17.998982	14.37%	12,218
2015	16.352473	15.738155	-3.76%	12,880
2014	15.022986	16.352473	8.85%	16,778
2013	11.417039	15.022986	31.58%	17,393
2012	9.777713	11.417039	16.77%	18,125
2011	9.768484	9.777713	0.09%	15,203
2010	8.635778	9.768484	13.12%	16,813
2009	6.885051	8.635778	25.43%	18,384
2008	12.000225	6.885051	-42.63%	13,090
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	15.711990	20.947280	33.32%	857
2016	15.797592	15.711990	-0.54%	2,451
2015	14.943642	15.797592	5.71%	2,491
2014	13.610064	14.943642	9.80%	3,670
2013	10.118878	13.610064	34.50%	3,677
2012	8.946023	10.118878	13.11%	3,582
2011	9.046250	8.946023	-1.11%	3,903
2010	7.384264	9.046250	22.51%	4,073
2009	5.835246	7.384264	26.55%	4,520
2008	11.199007	5.835246	-47.89%	4,520

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	11.951176	15.911345	33.14%	6,145
2016	12.035843	11.951176	-0.70%	6,141
2015	11.401024	12.035843	5.57%	8,123
2014	10.399990	11.401024	9.63%	13,112
2013	7.743790	10.399990	34.30%	14,636
2012	6.854770	7.743790	12.97%	17,102
2011	6.943616	6.854770	-1.28%	23,959
2010	5.676843	6.943616	22.31%	25,635
2009	4.492403	5.676843	26.37%	20,166
2008	8.633956	4.492403	-47.97%	21,867
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	15.427457	16.312420	5.74%	0
2016	13.659071	15.427457	12.95%	0
2015	14.371747	13.659071	-4.96%	0
2014	14.398940	14.371747	-0.19%	0
2013	13.772234	14.398940	4.55%	0
2012	12.213208	13.772234	12.77%	0
2011	11.900268	12.213208	2.63%	0
2010	10.590629	11.900268	12.37%	0
2009	7.459329	10.590629	41.98%	185
2008	10.080268	7.459329	-26.00%	185
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	16.296355	17.205777	5.58%	1,166
2016	14.454062	16.296355	12.75%	1,206
2015	15.225613	14.454062	-5.07%	4,475
2014	15.280169	15.225613	-0.36%	4,765
2013	14.639419	15.280169	4.38%	5,049
2012	13.007807	14.639419	12.54%	6,225
2011	12.700166	13.007807	2.42%	8,103
2010	11.313950	12.700166	12.25%	8,548
2009	7.986069	11.313950	41.67%	13,890
2008	10.803258	7.986069	-26.08%	14,928
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	18.190040	21.863772	20.20%	1,400
2016	16.466731	18.190040	10.47%	2,880
2015	16.455606	16.466731	0.07%	2,889
2014	14.672735	16.455606	12.15%	2,898
2013	11.235641	14.672735	30.59%	2,841
2012	9.815934	11.235641	14.46%	3,846
2011	9.741312	9.815934	0.77%	3,854
2010	8.576131	9.741312	13.59%	3,921
2009	6.859598	8.576131	25.02%	4,589
2008	11.025966	6.859598	-37.79%	8,066

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	19.133323	19.691557	2.92%	0
2016	18.497792	19.133323	3.44%	65
2015	18.844119	18.497792	-1.84%	71
2014	18.031796	18.844119	4.50%	193
2013	18.590510	18.031796	-3.01%	894
2012	17.777815	18.590510	4.57%	908
2011	16.772197	17.777815	6.00%	2,060
2010	15.754838	16.772197	6.46%	2,273
2009	13.786567	15.754838	14.28%	3,328
2008	14.429981	13.786567	-4.46%	4,350
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	59.956488	71.467701	19.20%	193
2016	54.153854	59.956488	10.72%	193
2015	55.674375	54.153854	-2.73%	193
2014	53.089543	55.674375	4.87%	193
2013	39.512203	53.089543	34.36%	193
2012	34.870028	39.512203	13.31%	193
2011	39.549044	34.870028	-11.83%	519
2010	31.117572	39.549044	27.10%	575
2009	22.505727	31.117572	38.27%	575
2008	37.676446	22.505727	-40.27%	519
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.706678	43.693594	19.03%	4,089
2016	33.210302	36.706678	10.53%	4,345
2015	34.187519	33.210302	-2.86%	5,918
2014	32.650867	34.187519	4.71%	8,535
2013	24.335107	32.650867	34.17%	8,839
2012	21.511259	24.335107	13.13%	10,334
2011	24.434884	21.511259	-11.96%	12,747
2010	19.245285	24.434884	26.97%	16,490
2009	13.945318	19.245285	38.01%	20,792
2008	23.383560	13.945318	-40.36%	36,255
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	13.484557	17.325222	28.48%	334
2016	14.391863	13.484557	-6.30%	334
2015	14.082494	14.391863	2.20%	375
2014	15.527994	14.082494	-9.31%	383
2013	12.060798	15.527994	28.75%	383
2012	10.132465	12.060798	19.03%	383
2011	12.396152	10.132465	-18.26%	418
2010	11.109556	12.396152	11.58%	418
2009	8.897789	11.109556	24.86%	418
2008	16.051728	8.897789	-44.57%	418

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	10.582991	13.585145	28.37%	1,072
2016	11.312568	10.582991	-6.45%	1,102
2015	11.090182	11.312568	2.01%	1,115
2014	12.246656	11.090182	-9.44%	1,375
2013	9.527506	12.246656	28.54%	1,426
2012	8.015040	9.527506	18.87%	1,473
2011	9.818940	8.015040	-18.37%	1,714
2010	8.812565	9.818940	11.42%	1,835
2009	7.070274	8.812565	24.64%	2,871
2008	12.776433	7.070274	-44.66%	3,279
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	20.823478	23.758582	14.10%	0
2016	18.844132	20.823478	10.50%	0
2015	19.239796	18.844132	-2.06%	0
2014	17.504349	19.239796	9.91%	0
2013	13.398986	17.504349	30.64%	0
2012	11.232435	13.398986	19.29%	0
2011	11.671929	11.232435	-3.77%	0
2010	10.039346	11.671929	16.26%	0
2009	7.142127	10.039346	40.57%	0
2008	13.526770	7.142127	-47.20%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	20.327991	23.158734	13.93%	0
2016	18.426903	20.327991	10.32%	0
2015	18.843528	18.426903	-2.21%	0
2014	17.174631	18.843528	9.72%	0
2013	13.157611	17.174631	30.53%	0
2012	11.053192	13.157611	19.04%	0
2011	11.500866	11.053192	-3.89%	0
2010	9.910456	11.500866	16.05%	0
2009	7.062326	9.910456	40.33%	0
2008	13.393607	7.062326	-47.27%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	25.004152	29.436030	17.72%	0
2016	23.127603	25.004152	8.11%	0
2015	24.158352	23.127603	-4.27%	0
2014	22.929611	24.158352	5.36%	0
2013	17.800381	22.929611	28.82%	0
2012	14.182560	17.800381	25.51%	0
2011	15.755870	14.182560	-9.99%	0
2010	12.617309	15.755870	24.88%	0
2009	8.117714	12.617309	55.43%	0
2008	16.837326	8.117714	-51.79%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	23.126966	27.197532	17.60%	3,471
2016	21.431756	23.126966	7.91%	3,486
2015	22.418283	21.431756	-4.40%	3,486
2014	21.313872	22.418283	5.18%	3,486
2013	16.579241	21.313872	28.56%	3,486
2012	13.213403	16.579241	25.47%	3,686
2011	14.709759	13.213403	-10.17%	3,486
2010	11.790462	14.709759	24.76%	3,486
2009	7.597538	11.790462	55.19%	7,363
2008	15.794029	7.597538	-51.90%	8,473
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.152081	14.543938	10.58%	0
2016	11.767143	13.152081	11.77%	0
2015	12.705533	11.767143	-7.39%	0
2014	12.510067	12.705533	1.56%	0
2013	10.235367	12.510067	22.22%	0
2012	8.987230	10.235367	13.89%	0
2011	9.243283	8.987230	-2.77%	0
2010	8.489692	9.243283	8.88%	0
2009	6.600419	8.489692	28.62%	0
2008*	10.000000	6.600419	-34.00%	2,877
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	24.386699	29.103763	19.34%	0
2016	21.228315	24.386699	14.88%	0
2015	22.257310	21.228315	-4.62%	0
2014	20.676904	22.257310	7.64%	0
2013	16.100174	20.676904	28.43%	0
2012	14.534763	16.100174	10.77%	0
2011	13.846942	14.534763	4.97%	0
2010	11.594263	13.846942	19.43%	0
2009	9.977658	11.594263	16.20%	0
2008	13.830430	9.977658	-27.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.729800	19.333218	15.56%	0
2016	15.760542	16.729800	6.15%	0
2015	17.034657	15.760542	-7.48%	0
2014	19.357764	17.034657	-12.00%	0
2013	15.901795	19.357764	21.73%	0
2012	13.578447	15.901795	17.11%	0
2011	15.353699	13.578447	-11.56%	0
2010	14.306781	15.353699	7.32%	0
2009	10.548789	14.306781	35.62%	0
2008	17.874186	10.548789	-40.98%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.700582	22.204322	25.44%	6,262
2016	17.569661	17.700582	0.75%	6,197
2015	16.985234	17.569661	3.44%	11,300
2014	15.901318	16.985234	6.82%	14,851
2013	11.518629	15.901318	38.05%	15,221
2012	10.286644	11.518629	11.98%	15,413
2011	11.127672	10.286644	-7.56%	11,928
2010	9.424495	11.127672	18.07%	13,297
2009	5.761656	9.424495	63.57%	16,669
2008	11.466406	5.761656	-49.75%	17,692
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	22.046262	25.597895	16.11%	8,862
2016	19.082897	22.046262	15.53%	8,905
2015	20.600585	19.082897	-7.37%	10,147
2014	19.121212	20.600585	7.74%	14,768
2013	14.274073	19.121212	33.96%	14,142
2012	12.154894	14.274073	17.43%	14,197
2011	12.573490	12.154894	-3.33%	20,399
2010	11.005196	12.573490	14.25%	22,085
2009	8.679022	11.005196	26.80%	24,591
2008	13.690416	8.679022	-36.61%	26,265
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	16.747831	18.718082	11.76%	0
2016	15.380594	16.747831	8.89%	0
2015	16.529041	15.380594	-6.95%	0
2014	15.477444	16.529041	6.79%	0
2013	12.126422	15.477444	27.63%	0
2012	10.783317	12.126422	12.46%	0
2011	10.926441	10.783317	-1.31%	0
2010	10.099614	10.926441	8.19%	0
2009	7.971643	10.099614	26.69%	0
2008	11.555822	7.971643	-31.02%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.314966	18.186259	11.47%	793
2016	15.016381	16.314966	8.65%	807
2015	16.177570	15.016381	-7.18%	822
2014	15.190441	16.177570	6.50%	838
2013	11.930499	15.190441	27.32%	855
2012	10.634193	11.930499	12.19%	873
2011	10.800230	10.634193	-1.54%	891
2010	10.010954	10.800230	7.88%	910
2009	7.921150	10.010954	26.38%	691
2008	11.512195	7.921150	-31.19%	840

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	21.766408	26.380165	21.20%	0
2016	22.195801	21.766408	-1.93%	0
2015	23.080521	22.195801	-3.83%	0
2014	23.351697	23.080521	-1.16%	0
2013	19.918903	23.351697	17.23%	0
2012	17.501775	19.918903	13.81%	0
2011	19.055270	17.501775	-8.15%	0
2010	17.135804	19.055270	11.20%	0
2009	12.862225	17.135804	33.23%	0
2008	21.908316	12.862225	-41.29%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	22.106570	25.087908	13.49%	0
2016	19.734456	22.106570	12.02%	0
2015	20.823090	19.734456	-5.23%	0
2014	20.191345	20.823090	3.13%	0
2013	15.873103	20.191345	27.20%	0
2012	14.487401	15.873103	9.56%	0
2011	15.669852	14.487401	-7.55%	0
2010	13.905632	15.669852	12.69%	0
2009	10.814373	13.905632	28.58%	0
2008	15.320871	10.814373	-29.41%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.987053	16.919396	20.96%	0
2016	14.057402	13.987053	-0.50%	0
2015	14.065677	14.057402	-0.06%	0
2014	13.184126	14.065677	6.69%	0
2013	9.744173	13.184126	35.30%	0
2012*	10.000000	9.744173	-2.56%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.852060	16.708274	20.62%	0
2016	13.947092	13.852060	-0.68%	0
2015	13.978025	13.947092	-0.22%	0
2014	13.143955	13.978025	6.35%	0
2013	9.743742	13.143955	34.90%	0
2012*	10.000000	9.743742	-2.56%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.823924	16.146174	16.80%	0
2016	14.367423	13.823924	-3.78%	0
2015	15.874255	14.367423	-9.49%	0
2014	16.968621	15.874255	-6.45%	0
2013	13.732203	16.968621	23.57%	0
2012	11.668809	13.732203	17.68%	0
2011	12.733819	11.668809	-8.36%	0
2010	11.865539	12.733819	7.32%	144
2009*	10.000000	11.865539	18.66%	144

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.904239	11.240118	26.23%	0
2016	7.465339	8.904239	19.27%	0
2015	9.456461	7.465339	-21.06%	0
2014*	10.000000	9.456461	-5.44%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	15.052283	18.830169	25.10%	9,061
2016	14.569774	15.052283	3.31%	8,879
2015	14.127991	14.569774	3.13%	9,868
2014	13.178909	14.127991	7.20%	9,766
2013	9.725941	13.178909	35.50%	8,609
2012	8.459938	9.725941	14.96%	8,415
2011	9.129630	8.459938	-7.34%	8,055
2010	7.155405	9.129630	27.59%	7,992
2009	5.129891	7.155405	39.48%	7,980
2008	10.732056	5.129891	-52.20%	7,288
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.975936	26.169056	24.76%	870
2016	19.522961	20.975936	7.44%	873
2015	20.203601	19.522961	-3.37%	1,092
2014	22.116906	20.203601	-8.65%	2,480
2013	15.859654	22.116906	39.45%	2,657
2012	13.284653	15.859654	19.38%	2,669
2011	15.029728	13.284653	-11.61%	3,677
2010	11.195975	15.029728	34.24%	3,147
2009	6.958969	11.195975	60.89%	2,663
2008	11.652059	6.958969	-40.28%	3,047
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	25.246165	29.256693	15.89%	49
2016	22.469480	25.246165	12.36%	52
2015	22.968432	22.469480	-2.17%	55
2014	21.105880	22.968432	8.82%	1,988
2013	15.762239	21.105880	33.90%	1,997
2012	13.774500	15.762239	14.43%	2,007
2011	14.013862	13.774500	-1.71%	2,384
2010	12.759951	14.013862	9.83%	3,028
2009	10.552335	12.759951	20.92%	2,311
2008	15.888333	10.552335	-33.58%	2,844
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.182242	20.266444	25.24%	853
2016	15.780344	16.182242	2.55%	853
2015	15.030159	15.780344	4.99%	853
2014	15.049946	15.030159	-0.13%	853
2013	11.940664	15.049946	26.04%	853
2012	10.430445	11.940664	14.48%	0
2011	10.753310	10.430445	-3.00%	0
2010*	10.000000	10.753310	7.53%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.183545	12.882644	26.50%	1,794
2016	9.742943	10.183545	4.52%	1,794
2015*	10.000000	9.742943	-2.57%	7,315
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.711874	14.339136	4.57%	0
2016	13.116357	13.711874	4.54%	0
2015	13.393855	13.116357	-2.07%	0
2014	12.609439	13.393855	6.22%	0
2013	12.843574	12.609439	-1.82%	0
2012	11.911516	12.843574	7.82%	0
2011	11.443545	11.911516	4.09%	0
2010	10.844613	11.443545	5.52%	0
2009	10.040076	10.844613	8.01%	0
2008	11.354331	10.040076	-11.57%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.338815	27.134364	7.09%	0
2016	21.344458	25.338815	18.71%	0
2015	22.619351	21.344458	-5.64%	0
2014	20.279873	22.619351	11.54%	0
2013	15.596682	20.279873	30.03%	0
2012	13.800923	15.596682	13.01%	0
2011	13.907599	13.800923	-0.77%	0
2010	12.446627	13.907599	11.74%	0
2009*	10.000000	12.446627	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.828675	18.100041	14.35%	493
2016	14.705080	15.828675	7.64%	0
2015	14.746106	14.705080	-0.28%	0
2014	14.222958	14.746106	3.68%	0
2013	11.682668	14.222958	21.74%	0
2012	10.224031	11.682668	14.27%	0
2011	10.257868	10.224031	-0.33%	0
2010	9.273251	10.257868	10.62%	0
2009	7.609027	9.273251	21.87%	0
2008	10.972607	7.609027	-30.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.818807	12.046327	1.93%	0
2016	11.658989	11.818807	1.37%	0
2015	11.833908	11.658989	-1.48%	0
2014	11.415393	11.833908	3.67%	4,216
2013	11.865284	11.415393	-3.79%	4,216
2012	11.447284	11.865284	3.65%	4,216
2011	10.964216	11.447284	4.41%	174
2010	10.475482	10.964216	4.67%	2,236
2009	9.458857	10.475482	10.75%	15,258
2008	10.627782	9.458857	-11.00%	540

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.235323	20.997902	29.33%	382
2016	16.409556	16.235323	-1.06%	402
2015	15.596771	16.409556	5.21%	387
2014	15.509504	15.596771	0.56%	412
2013	12.208952	15.509504	27.03%	441
2012	10.127105	12.208952	20.56%	470
2011	11.307734	10.127105	-10.44%	634
2010	10.288170	11.307734	9.91%	908
2009	7.357433	10.288170	39.83%	2,743
2008	12.142021	7.357433	-39.41%	2,855
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.882600	21.306564	26.20%	703
2016	15.674978	16.882600	7.70%	662
2015	14.914799	15.674978	5.10%	1,496
2014	13.976162	14.914799	6.72%	1,662
2013	10.919651	13.976162	27.99%	1,842
2012	9.419098	10.919651	15.93%	0
2011	10.007247	9.419098	-5.88%	707
2010	8.573945	10.007247	16.72%	1,617
2009	6.256195	8.573945	37.05%	564
2008	11.356722	6.256195	-44.91%	533
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.821641	17.846319	20.41%	0
2016	13.510758	14.821641	9.70%	0
2015	13.534704	13.510758	-0.18%	0
2014	12.434315	13.534704	8.85%	0
2013	9.469669	12.434315	31.31%	0
2012	8.192020	9.469669	15.60%	0
2011	8.485198	8.192020	-3.46%	0
2010	7.742763	8.485198	9.59%	0
2009	5.999507	7.742763	29.06%	590
2008	9.809470	5.999507	-38.84%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.677582	11.256953	5.43%	0
2016	9.471540	10.677582	12.73%	0
2015	9.848213	9.471540	-3.82%	0
2014*	10.000000	9.848213	-1.52%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.448105	17.800786	23.20%	0
2016	12.885351	14.448105	12.13%	0
2015	13.205974	12.885351	-2.43%	0
2014	12.549956	13.205974	5.23%	0
2013	8.854256	12.549956	41.74%	0
2012	7.674564	8.854256	15.37%	0
2011	8.796863	7.674564	-12.76%	0
2010	7.720327	8.796863	13.94%	0
2009	5.111068	7.720327	51.05%	0
2008*	10.000000	5.111068	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.377215	19.184259	17.14%	0
2016	15.061002	16.377215	8.74%	0
2015	15.301201	15.061002	-1.57%	0
2014	14.009506	15.301201	9.22%	0
2013	10.223501	14.009506	37.03%	0
2012	9.285484	10.223501	10.10%	0
2011	9.711597	9.285484	-4.39%	0
2010	7.957915	9.711597	22.04%	0
2009	6.126637	7.957915	29.89%	0
2008*	10.000000	6.126637	-38.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.250602	18.995031	16.89%	0
2016	14.944974	16.250602	8.74%	0
2015	15.197742	14.944974	-1.66%	0
2014	13.926484	15.197742	9.13%	0
2013	10.178608	13.926484	36.82%	0
2012	9.254299	10.178608	9.99%	0
2011	9.687562	9.254299	-4.47%	0
2010	7.939453	9.687562	22.02%	0
2009	6.124732	7.939453	29.63%	0
2008*	10.000000	6.124732	-38.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.378341	15.827321	18.31%	0
2016	12.501630	13.378341	7.01%	0
2015	12.885875	12.501630	-2.98%	572
2014	12.487438	12.885875	3.19%	0
2013	9.766700	12.487438	27.86%	0
2012	8.515135	9.766700	14.70%	0
2011	9.210181	8.515135	-7.55%	0
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
2008*	10.000000	6.359322	-36.41%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.036575	14.425574	10.65%	0
2016	12.441203	13.036575	4.79%	0
2015	12.733574	12.441203	-2.30%	0
2014	12.363447	12.733574	2.99%	0
2013	10.919428	12.363447	13.22%	0
2012	9.956667	10.919428	9.67%	0
2011	10.219895	9.956667	-2.58%	0
2010	9.373787	10.219895	9.03%	0
2009	7.922177	9.373787	18.32%	0
2008*	10.000000	7.922177	-20.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.400962	15.325623	14.36%	0
2016	12.644349	13.400962	5.98%	0
2015	12.976824	12.644349	-2.56%	0
2014	12.551484	12.976824	3.39%	0
2013	10.483128	12.551484	19.73%	0
2012	9.341674	10.483128	12.22%	0
2011	9.797479	9.341674	-4.65%	0
2010	8.827775	9.797479	10.98%	0
2009	7.199765	8.827775	22.61%	0
2008*	10.000000	7.199765	-28.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.157004	12.768814	5.03%	0
2016	11.767640	12.157004	3.31%	0
2015	12.004692	11.767640	-1.97%	0
2014	11.764140	12.004692	2.04%	0
2013	11.353027	11.764140	3.62%	0
2012	10.695079	11.353027	6.15%	8,146
2011	10.679483	10.695079	0.15%	9,039
2010	10.126015	10.679483	5.47%	9,039
2009	9.072864	10.126015	11.61%	9,039
2008*	10.000000	9.072864	-9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.252104	14.915027	12.55%	454
2016	12.572145	13.252104	5.41%	483
2015	12.868444	12.572145	-2.30%	1,084
2014	12.461811	12.868444	3.26%	547
2013	10.712256	12.461811	16.33%	603
2012	9.653974	10.712256	10.96%	1,376
2011	10.009410	9.653974	-3.55%	1,567
2010	9.101202	10.009410	9.98%	1,766
2009	7.557700	9.101202	20.42%	1,974
2008*	10.000000	7.557700	-24.42%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.337667	15.551399	16.60%	0
2016	12.553092	13.337667	6.25%	0
2015	12.906591	12.553092	-2.74%	0
2014	12.499753	12.906591	3.25%	0
2013	10.185291	12.499753	22.72%	0
2012	9.001558	10.185291	13.15%	0
2011	9.561977	9.001558	-5.86%	0
2010	8.545465	9.561977	11.90%	0
2009	6.836576	8.545465	25.00%	0
2008*	10.000000	6.836576	-31.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.836374	13.929486	8.52%	0
2016	12.262919	12.836374	4.68%	32
2015	12.551838	12.262919	-2.30%	243
2014	12.212196	12.551838	2.78%	453
2013	11.117335	12.212196	9.85%	665
2012	10.230827	11.117335	8.67%	891
2011	10.388154	10.230827	-1.51%	0
2010	9.648048	10.388154	7.67%	0
2009	8.302301	9.648048	16.21%	0
2008*	10.000000	8.302301	-16.98%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.857247	13.255223	3.10%	0
2016	12.358829	12.857247	4.03%	0
2015	12.606058	12.358829	-1.96%	0
2014	12.151350	12.606058	3.74%	0
2013	12.544963	12.151350	-3.14%	0
2012	11.789974	12.544963	6.40%	0
2011	11.200187	11.789974	5.27%	0
2010	10.594362	11.200187	5.72%	0
2009	9.862143	10.594362	7.42%	0
2008*	10.000000	9.862143	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.563289	12.925207	2.88%	0
2016	12.115475	12.563289	3.70%	0
2015	12.377812	12.115475	-2.12%	0
2014	11.974236	12.377812	3.37%	0
2013	12.389526	11.974236	-3.35%	0
2012	11.673239	12.389526	6.14%	0
2011	11.126508	11.673239	4.91%	222
2010	10.552114	11.126508	5.44%	222
2009	9.840292	10.552114	7.23%	0
2008*	10.000000	9.840292	-1.60%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.446822	13.779404	2.47%	0
2016	13.177005	13.446822	2.05%	0
2015	13.413184	13.177005	-1.76%	0
2014	12.950768	13.413184	3.57%	0
2013	13.389013	12.950768	-3.27%	185
2012	12.657925	13.389013	5.78%	277
2011	12.086780	12.657925	4.73%	0
2010	11.321157	12.086780	6.76%	0
2009	9.846106	11.321157	14.98%	0
2008*	10.000000	9.846106	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	21.543042	30.044277	39.46%	137
2016	20.297089	21.543042	6.14%	143
2015	24.537231	20.297089	-17.28%	150
2014	26.358249	24.537231	-6.91%	156
2013	26.577893	26.358249	-0.83%	0
2012	23.006206	26.577893	15.52%	0
2011	30.098314	23.006206	-23.56%	0
2010	26.294882	30.098314	14.46%	0
2009	16.327126	26.294882	61.05%	0
2008	39.301395	16.327126	-58.46%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.170028	14.285050	0.81%	19,009
2016	14.243257	14.170028	-0.51%	19,810
2015	14.439253	14.243257	-1.36%	24,462
2014	13.983132	14.439253	3.26%	11,057
2013	14.758680	13.983132	-5.25%	10,904
2012	14.502624	14.758680	1.77%	11,356
2011	13.692320	14.502624	5.92%	12,002
2010	13.232864	13.692320	3.47%	19,538
2009	13.049538	13.232864	1.40%	21,731
2008	12.267711	13.049538	6.37%	22,049
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.762333	9.681263	-0.83%	15,786
2016	9.884810	9.762333	-1.24%	33,205
2015	10.009937	9.884810	-1.25%	36,358
2014	10.136646	10.009937	-1.25%	52,286
2013	10.264954	10.136646	-1.25%	36,243
2012	10.395245	10.264954	-1.25%	38,610
2011	10.526458	10.395245	-1.25%	44,810
2010	10.659687	10.526458	-1.25%	58,308
2009	10.790090	10.659687	-1.21%	76,980
2008	10.706790	10.790090	0.78%	105,822

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.517284	10.688405	25.49%	0
2016	8.570486	8.517284	-0.62%	0
2015	8.967806	8.570486	-4.43%	0
2014	9.147158	8.967806	-1.96%	0
2013	7.879131	9.147158	16.09%	0
2012	6.924704	7.879131	13.78%	0
2011	7.791317	6.924704	-11.12%	0
2010	6.982004	7.791317	11.59%	0
2009	5.461818	6.982004	27.83%	0
2008*	10.000000	5.461818	-45.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.762777	24.282742	16.95%	5,505
2016	19.206456	20.762777	8.10%	5,373
2015	19.645669	19.206456	-2.24%	10,687
2014	18.949636	19.645669	3.67%	12,335
2013	15.080422	18.949636	25.66%	12,074
2012	13.176297	15.080422	14.45%	11,778
2011	13.888761	13.176297	-5.13%	11,878
2010	12.269575	13.888761	13.20%	11,648
2009	9.767559	12.269575	25.62%	9,656
2008	15.661658	9.767559	-37.63%	8,827
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.125138	17.696609	9.75%	0
2016	15.360583	16.125138	4.98%	0
2015	15.582083	15.360583	-1.42%	0
2014	15.087523	15.582083	3.28%	0
2013	13.470237	15.087523	12.01%	0
2012	12.470644	13.470237	8.02%	0
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.602127	21.090608	13.38%	0
2016	17.483834	18.602127	6.40%	0
2015	17.799825	17.483834	-1.78%	0
2014	17.132214	17.799825	3.90%	0
2013	14.518698	17.132214	18.00%	0
2012	13.098350	14.518698	10.84%	0
2011	13.389091	13.098350	-2.17%	0
2010	12.102502	13.389091	10.63%	0
2009*	10.000000	12.102502	21.03%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.541926	15.176718	4.37%	798
2016	14.123324	14.541926	2.96%	828
2015	14.264335	14.123324	-0.99%	861
2014	13.903994	14.264335	2.59%	920
2013	13.431036	13.903994	3.52%	2,871
2012	12.932138	13.431036	3.86%	4,264
2011	12.722599	12.932138	1.65%	5,989
2010	12.166688	12.722599	4.57%	6,145
2009	11.294637	12.166688	7.72%	16,302
2008	12.170631	11.294637	-7.20%	36,278
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.248437	20.350493	11.52%	29,114
2016	17.246865	18.248437	5.81%	54,940
2015	17.523831	17.246865	-1.58%	54,970
2014	16.871513	17.523831	3.87%	56,243
2013	14.649255	16.871513	15.17%	74,779
2012	13.387650	14.649255	9.42%	86,505
2011	13.562241	13.387650	-1.29%	104,054
2010	12.382466	13.562241	9.53%	186,498
2009	10.525169	12.382466	17.65%	182,674
2008	13.877469	10.525169	-24.16%	221,123
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.848014	22.869719	15.22%	111,617
2016	18.527187	19.848014	7.13%	116,627
2015	18.899633	18.527187	-1.97%	126,228
2014	18.234951	18.899633	3.65%	134,439
2013	15.089144	18.234951	20.85%	138,395
2012	13.432279	15.089144	12.33%	141,769
2011	13.897494	13.432279	-3.35%	150,131
2010	12.472560	13.897494	11.42%	153,562
2009	10.153709	12.472560	22.84%	177,965
2008	14.986959	10.153709	-32.25%	183,964
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.658794	17.966481	7.85%	14,492
2016	15.958965	16.658794	4.39%	15,222
2015	16.165922	15.958965	-1.28%	15,975
2014	15.629793	16.165922	3.43%	16,884
2013	14.324292	15.629793	9.11%	19,227
2012	13.426566	14.324292	6.69%	20,442
2011	13.321406	13.426566	0.79%	22,437
2010	12.431274	13.321406	7.16%	25,032
2009	10.988540	12.431274	13.13%	54,538
2008	13.098183	10.988540	-16.11%	39,549

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.253073	30.492394	25.73%	0
2016	23.698425	24.253073	2.34%	0
2015	22.835403	23.698425	3.78%	0
2014	21.254134	22.835403	7.44%	0
2013	15.744370	21.254134	35.00%	0
2012	13.433936	15.744370	17.20%	0
2011	13.914433	13.433936	-3.45%	0
2010	12.950830	13.914433	7.44%	0
2009*	10.000000	12.950830	29.51%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.773059	29.831512	25.48%	16,287
2016	23.298629	23.773059	2.04%	17,529
2015	22.508109	23.298629	3.51%	17,617
2014	20.995336	22.508109	7.21%	26,598
2013	15.600326	20.995336	34.58%	26,755
2012	13.340653	15.600326	16.94%	28,479
2011	13.854859	13.340653	-3.71%	41,209
2010	12.929015	13.854859	7.16%	44,558
2009*	10.000000	12.929015	29.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	30.774259	35.186042	14.34%	0
2016	25.906494	30.774259	18.79%	0
2015	26.916557	25.906494	-3.75%	0
2014	24.910587	26.916557	8.05%	0
2013	18.959912	24.910587	31.39%	0
2012	16.344573	18.959912	16.00%	0
2011	16.983139	16.344573	-3.76%	0
2010	13.627349	16.983139	24.63%	0
2009	10.090865	13.627349	35.05%	0
2008	16.083296	10.090865	-37.26%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	28.482026	32.507623	14.13%	532
2016	24.031974	28.482026	18.52%	596
2015	25.029973	24.031974	-3.99%	772
2014	23.216482	25.029973	7.81%	2,212
2013	17.702576	23.216482	31.15%	3,949
2012	15.286431	17.702576	15.81%	5,164
2011	15.905536	15.286431	-3.89%	6,594
2010	12.796771	15.905536	24.29%	1,740
2009	9.493522	12.796771	34.79%	2,099
2008	15.167298	9.493522	-37.41%	1,959

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.278060	12.741847	23.97%	0
2016	10.671574	10.278060	-3.69%	0
2015	10.877853	10.671574	-1.90%	0
2014	11.166522	10.877853	-2.59%	0
2013	9.339368	11.166522	19.56%	0
2012	8.187182	9.339368	14.07%	0
2011	9.173427	8.187182	-10.75%	0
2010	8.162604	9.173427	12.38%	0
2009	6.073083	8.162604	34.41%	0
2008*	10.000000	6.073083	-39.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.791430	10.672168	21.39%	0
2016	8.460321	8.791430	3.91%	0
2015	9.029687	8.460321	-6.31%	0
2014*	10.000000	9.029687	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.734139	10.568973	21.01%	0
2016	8.424731	8.734139	3.67%	0
2015	9.013189	8.424731	-6.53%	0
2014*	10.000000	9.013189	-9.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.895592	19.105107	28.26%	0
2016	14.789317	14.895592	0.72%	0
2015	14.522041	14.789317	1.84%	0
2014	13.350956	14.522041	8.77%	0
2013	10.058416	13.350956	32.73%	0
2012	8.770463	10.058416	14.69%	0
2011	9.177926	8.770463	-4.44%	947
2010	8.056674	9.177926	13.92%	947
2009	6.307318	8.056674	27.74%	0
2008*	10.000000	6.307318	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.064109	17.012828	12.94%	1,378
2016	13.145070	15.064109	14.60%	1,378
2015	13.785193	13.145070	-4.64%	4,060
2014	12.662622	13.785193	8.87%	4,174
2013	9.496486	12.662622	33.34%	4,285
2012	8.178285	9.496486	16.12%	4,374
2011	8.818891	8.178285	-7.26%	9,614
2010	7.920878	8.818891	11.34%	11,494
2009	6.295437	7.920878	25.82%	12,166
2008*	10.000000	6.295437	-37.05%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.996019	18.884963	25.93%	201
2016	14.318279	14.996019	4.73%	212
2015	14.549818	14.318279	-1.59%	201
2014	14.205582	14.549818	2.42%	212
2013	10.378591	14.205582	36.87%	223
2012	9.167701	10.378591	13.21%	232
2011	9.715983	9.167701	-5.64%	1,176
2010	7.779729	9.715983	24.89%	1,187
2009	6.217635	7.779729	25.12%	263
2008*	10.000000	6.217635	-37.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.490129	21.910773	12.42%	0
2016	16.783344	19.490129	16.13%	0
2015	17.500807	16.783344	-4.10%	0
2014	15.144711	17.500807	15.56%	0
2013	11.303532	15.144711	33.98%	0
2012	9.838731	11.303532	14.89%	0
2011	10.199792	9.838731	-3.54%	847
2010	8.633805	10.199792	18.14%	847
2009	6.701262	8.633805	28.84%	246
2008*	10.000000	6.701262	-32.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.914670	20.820756	23.09%	1,152
2016	15.850914	16.914670	6.71%	1,152
2015	15.966996	15.850914	-0.73%	4,773
2014	15.768856	15.966996	1.26%	5,059
2013	11.092978	15.768856	42.15%	5,340
2012	9.933173	11.092978	11.68%	5,578
2011	10.146031	9.933173	-2.10%	5,853
2010	8.212632	10.146031	23.54%	6,156
2009	6.538894	8.212632	25.60%	6,427
2008	12.385628	6.538894	-47.21%	7,021
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	29.354333	31.615724	7.70%	0
2016	23.603785	29.354333	24.36%	0
2015	25.434370	23.603785	-7.20%	0
2014	24.066357	25.434370	5.68%	0
2013	17.358098	24.066357	38.65%	0
2012	14.594446	17.358098	18.94%	0
2011	15.568198	14.594446	-6.25%	0
2010	12.452235	15.568198	25.02%	0
2009	9.990773	12.452235	24.64%	0
2008	14.911967	9.990773	-33.00%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	26.315840	28.262561	7.40%	982
2016	21.214206	26.315840	24.05%	998
2015	22.924549	21.214206	-7.46%	1,237
2014	21.743727	22.924549	5.43%	1,251
2013	15.725062	21.743727	38.27%	1,268
2012	13.236846	15.725062	18.80%	1,978
2011	14.177169	13.236846	-6.63%	2,212
2010	11.351299	14.177169	24.89%	3,304
2009	9.133129	11.351299	24.29%	3,200
2008	13.661674	9.133129	-33.15%	4,062
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	29.047972	32.554914	12.07%	0
2016	23.947018	29.047972	21.30%	0
2015	24.653291	23.947018	-2.86%	0
2014	24.763510	24.653291	-0.45%	0
2013	17.796743	24.763510	39.15%	0
2012	15.603579	17.796743	14.06%	0
2011	16.730766	15.603579	-6.74%	0
2010	13.519337	16.730766	23.75%	0
2009	10.163529	13.519337	33.02%	0
2008	16.651398	10.163529	-38.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	28.756679	32.146554	11.79%	486
2016	23.762708	28.756679	21.02%	486
2015	24.528352	23.762708	-3.12%	486
2014	24.701508	24.528352	-0.70%	486
2013	17.797148	24.701508	38.79%	596
2012	15.641286	17.797148	13.78%	614
2011	16.814650	15.641286	-6.98%	1,347
2010	13.624113	16.814650	23.42%	2,005
2009	10.263046	13.624113	32.75%	2,631
2008	16.859577	10.263046	-39.13%	3,219
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	15.761136	18.715746	18.75%	0
2016	14.358045	15.761136	9.77%	0
2015	14.444181	14.358045	-0.60%	0
2014	13.081275	14.444181	10.42%	0
2013	10.128302	13.081275	29.16%	0
2012	9.009267	10.128302	12.42%	0
2011	9.088706	9.009267	-0.87%	2,930
2010	8.128794	9.088706	11.81%	2,930
2009	6.556155	8.128794	23.99%	173
2008	11.370842	6.556155	-42.34%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.022365	14.698247	4.82%	540
2016	13.248540	14.022365	5.84%	574
2015	14.221218	13.248540	-6.84%	590
2014	11.197893	14.221218	27.00%	3,952
2013	11.041496	11.197893	1.42%	4,021
2012	9.674180	11.041496	14.13%	4,095
2011	9.229811	9.674180	4.81%	3,950
2010	7.199571	9.229811	28.20%	5,038
2009	5.586139	7.199571	28.88%	6,693
2008*	10.000000	5.586139	-44.14%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.540432	10.573416	0.31%	0
2016	10.414002	10.540432	1.21%	0
2015	10.581916	10.414002	-1.59%	0
2014	10.663192	10.581916	-0.76%	0
2013	10.786788	10.663192	-1.15%	0
2012	10.551870	10.786788	2.23%	0
2011	10.548150	10.551870	0.04%	0
2010	10.429293	10.548150	1.14%	0
2009	9.860285	10.429293	5.77%	0
2008*	10.000000	9.860285	-1.40%	318
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.127324	17.120678	21.19%	0
2016	14.147870	14.127324	-0.15%	0
2015	14.908856	14.147870	-5.10%	242
2014	16.436669	14.908856	-9.30%	0
2013	13.859670	16.436669	18.59%	0
2012	11.738872	13.859670	18.07%	0
2011	13.574005	11.738872	-13.52%	490
2010	12.925473	13.574005	5.02%	490
2009*	10.000000	12.925473	29.25%	719
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.171967	25.930825	16.95%	596
2016	20.436402	22.171967	8.49%	596
2015	20.791482	20.436402	-1.71%	596
2014	19.074386	20.791482	9.00%	596
2013	14.037270	19.074386	35.88%	596
2012	12.809000	14.037270	9.59%	596
2011	13.383076	12.809000	-4.29%	596
2010	11.031178	13.383076	21.32%	0
2009	8.499664	11.031178	29.78%	0
2008	14.213718	8.499664	-40.20%	1,292

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	23.610821	31.865653	34.96%	0
2016	23.889304	23.610821	-1.17%	0
2015	23.273772	23.889304	2.64%	0
2014	23.040245	23.273772	1.01%	0
2013	18.327194	23.040245	25.72%	0
2012	15.305079	18.327194	19.75%	0
2011	16.899463	15.305079	-9.43%	0
2010	14.757234	16.899463	14.52%	0
2009	10.691736	14.757234	38.02%	0
2008	18.102349	10.691736	-40.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	22.773206	30.657497	34.62%	2,878
2016	23.096956	22.773206	-1.40%	2,953
2015	22.560815	23.096956	2.38%	2,961
2014	22.386139	22.560815	0.78%	6,164
2013	17.851191	22.386139	25.40%	1,582
2012	14.946307	17.851191	19.44%	1,582
2011	16.546035	14.946307	-9.67%	1,582
2010	14.481328	16.546035	14.26%	1,582
2009	10.523261	14.481328	37.61%	7,635
2008	17.859636	10.523261	-41.08%	9,088
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.328614	10.839650	4.95%	0
2016	9.817613	10.328614	5.20%	0
2015	10.171827	9.817613	-3.48%	0
2014	10.016255	10.171827	1.55%	0
2013	10.156480	10.016255	-1.38%	0
2012*	10.000000	10.156480	1.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	18.851842	19.740629	4.71%	1,184
2016	17.964360	18.851842	4.94%	7,826
2015	18.656643	17.964360	-3.71%	8,738
2014	18.433547	18.656643	1.21%	12,178
2013	18.735640	18.433547	-1.61%	12,099
2012	16.768403	18.735640	11.73%	13,734
2011	16.870613	16.768403	-0.61%	11,739
2010	14.885195	16.870613	13.34%	14,172
2009	12.730190	14.885195	16.93%	16,801
2008	15.074985	12.730190	-15.55%	28,726
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.839848	11.038242	24.87%	0
2016	9.201285	8.839848	-3.93%	0
2015	9.037071	9.201285	1.82%	0
2014*	10.000000	9.037071	-9.63%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	21.015366	24.205887	15.18%	7,646
2016	19.120369	21.015366	9.91%	7,797
2015	18.778968	19.120369	1.82%	8,391
2014	17.225169	18.778968	9.02%	9,282
2013	13.270945	17.225169	29.80%	8,128
2012	11.525084	13.270945	15.15%	9,350
2011	11.707490	11.525084	-1.56%	13,881
2010	10.235728	11.707490	14.38%	16,701
2009	8.098248	10.235728	26.39%	20,873
2008	13.362150	8.098248	-39.39%	20,043
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	32.097668	36.184817	12.73%	0
2016	27.532377	32.097668	16.58%	0
2015	29.628750	27.532377	-7.08%	0
2014	26.805014	29.628750	10.53%	0
2013	19.248986	26.805014	39.25%	0
2012	16.521457	19.248986	16.51%	0
2011	17.108679	16.521457	-3.43%	0
2010	14.039078	17.108679	21.86%	0
2009	10.362428	14.039078	35.48%	0
2008	16.879065	10.362428	-38.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	18.078590	20.336693	12.49%	0
2016	15.557490	18.078590	16.21%	0
2015	16.776772	15.557490	-7.27%	0
2014	15.215793	16.776772	10.26%	0
2013	10.957165	15.215793	38.87%	0
2012	9.429907	10.957165	16.20%	0
2011	9.782130	9.429907	-3.60%	0
2010	8.049887	9.782130	21.52%	0
2009	5.955304	8.049887	35.17%	275
2008	9.727716	5.955304	-38.78%	275
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.460459	11.340356	8.41%	0
2016	9.356257	10.460459	11.80%	0
2015	9.704225	9.356257	-3.59%	0
2014*	10.000000	9.704225	-2.96%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.123363	12.163873	9.35%	0
2016	10.945971	11.123363	1.62%	0
2015	11.941366	10.945971	-8.34%	0
2014	12.056240	11.941366	-0.95%	0
2013	13.066955	12.056240	-7.73%	0
2012	12.574831	13.066955	3.91%	0
2011	11.745076	12.574831	7.06%	944
2010	10.874552	11.745076	8.01%	944
2009*	10.000000	10.874552	8.75%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.500269	11.499129	-0.01%	318
2016	11.495418	11.500269	0.04%	331
2015	11.616677	11.495418	-1.04%	345
2014	11.676359	11.616677	-0.51%	3,474
2013	11.851685	11.676359	-1.48%	3,885
2012	11.349481	11.851685	4.42%	4,091
2011	11.378072	11.349481	-0.25%	2,040
2010	10.954048	11.378072	3.87%	2,190
2009*	10.000000	10.954048	9.54%	1,176
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.267997	12.68%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.343924	13.371785	29.27%	998
2016*	10.000000	10.343924	3.44%	998
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.332260	17.915725	25.00%	0
2016	14.878193	14.332260	-3.67%	0
2015	15.045435	14.878193	-1.11%	0
2014	16.343619	15.045435	-7.94%	0
2013	12.922871	16.343619	26.47%	0
2012	10.734271	12.922871	20.39%	0
2011	13.085944	10.734271	-17.97%	0
2010	12.043955	13.085944	8.65%	0
2009	9.785808	12.043955	23.08%	0
2008	17.680843	9.785808	-44.65%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	26.664355	28.404727	6.53%	0
2016	21.178289	26.664355	25.90%	0
2015	22.395743	21.178289	-5.44%	0
2014	21.926282	22.395743	2.14%	0
2013	15.904379	21.926282	37.86%	0
2012	13.708836	15.904379	16.02%	0
2011	14.570708	13.708836	-5.92%	0
2010	11.711847	14.570708	24.41%	0
2009	9.016864	11.711847	29.89%	0
2008	15.058406	9.016864	-40.12%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.764929	7.516962	-3.19%	0
2016	5.482729	7.764929	41.63%	0
2015	8.365087	5.482729	-34.46%	0
2014	10.503060	8.365087	-20.36%	0
2013	9.643196	10.503060	8.92%	0
2012*	10.000000	9.643196	-3.57%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.920647	7.689091	-2.92%	0
2016	5.581115	7.920647	41.92%	0
2015	8.492269	5.581115	-34.28%	0
2014	10.630705	8.492269	-20.12%	0
2013	9.739333	10.630705	9.15%	0
2012*	10.000000	9.739333	-2.61%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.125964	29.986049	24.29%	0
2016	22.674023	24.125964	6.40%	0
2015	23.642553	22.674023	-4.10%	0
2014	24.400000	23.642553	-3.10%	0
2013	16.447217	24.400000	48.35%	0
2012	15.440558	16.447217	6.52%	0
2011	16.388970	15.440558	-5.79%	0
2010	13.091373	16.388970	25.19%	0
2009*	10.000000	13.091373	30.91%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	20.948108	24.521826	17.06%	2,529
2016	19.107939	20.948108	9.63%	2,669
2015	19.087301	19.107939	0.11%	6,471
2014	17.694789	19.087301	7.87%	6,535
2013	13.320025	17.694789	32.84%	6,678
2012	11.510876	13.320025	15.72%	6,890
2011	10.994753	11.510876	4.69%	8,468
2010	9.875536	10.994753	11.33%	19,258
2009	8.313823	9.875536	18.78%	24,473
2008	14.203555	8.313823	-41.47%	24,782
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	16.434781	20.292568	23.47%	592
2016	16.784640	16.434781	-2.08%	288
2015	16.606902	16.784640	1.07%	323
2014	17.987796	16.606902	-7.68%	358
2013	14.849461	17.987796	21.13%	394
2012	13.175346	14.849461	12.71%	803
2011	16.569419	13.175346	-20.48%	2,152
2010	16.095500	16.569419	2.94%	2,235
2009	12.137325	16.095500	32.61%	3,839
2008	26.323325	12.137325	-53.89%	3,726
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	19.279432	25.056800	29.97%	1,123
2016	19.083382	19.279432	1.03%	1,604
2015	17.441471	19.083382	9.41%	3,072
2014	15.522840	17.441471	12.36%	2,979
2013	11.479813	15.522840	35.22%	2,820
2012	10.016439	11.479813	14.61%	2,243
2011	10.491457	10.016439	-5.00%	7,144
2010	9.678064	10.491457	8.40%	7,987
2009	7.151794	9.678064	35.32%	4,618
2008	12.040958	7.151794	-40.60%	5,249
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	34.630209	38.573563	11.39%	668
2016	28.114719	34.630209	23.17%	694
2015	30.204908	28.114719	-6.92%	1,346
2014	28.089805	30.204908	7.53%	1,549
2013	20.677581	28.089805	35.85%	1,810
2012	17.684389	20.677581	16.93%	1,843
2011	19.607422	17.684389	-9.81%	2,453
2010	15.692844	19.607422	24.94%	2,465
2009	11.145232	15.692844	40.80%	3,297
2008	17.574798	11.145232	-36.58%	4,334

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.355712	17.234356	12.23%	10,067
2016	14.987145	15.355712	2.46%	9,987
2015	15.338093	14.987145	-2.29%	11,568
2014	15.245537	15.338093	0.61%	11,568
2013	13.500145	15.245537	12.93%	11,568
2012	12.438632	13.500145	8.53%	11,568
2011	13.078195	12.438632	-4.89%	11,568
2010	12.072012	13.078195	8.33%	0
2009*	10.000000	12.072012	20.72%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.913823	13.528043	13.55%	0
2016	10.477534	11.913823	13.71%	0
2015	10.889543	10.477534	-3.78%	0
2014*	10.000000	10.889543	8.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	32.089550	35.602125	10.95%	0
2016	25.858403	32.089550	24.10%	0
2015	26.823871	25.858403	-3.60%	0
2014	25.853107	26.823871	3.75%	0
2013	18.614587	25.853107	38.89%	0
2012	16.295175	18.614587	14.23%	0
2011	16.416976	16.295175	-0.74%	0
2010	13.218969	16.416976	24.19%	0
2009	10.712196	13.218969	23.40%	0
2008	15.710104	10.712196	-31.81%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	23.161777	27.785826	19.96%	0
2016	21.006753	23.161777	10.26%	0
2015	21.050384	21.006753	-0.21%	0
2014	18.803390	21.050384	11.95%	0
2013	14.429510	18.803390	30.31%	0
2012	12.632000	14.429510	14.23%	0
2011	12.562163	12.632000	0.56%	0
2010	11.082991	12.562163	13.35%	0
2009	8.888294	11.082991	24.69%	0
2008	14.326752	8.888294	-37.96%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.366097	30.348260	19.64%	940
2016	23.060872	25.366097	10.00%	1,648
2015	23.163456	23.060872	-0.44%	1,644
2014	20.749501	23.163456	11.63%	2,038
2013	15.961927	20.749501	29.99%	2,002
2012	14.005407	15.961927	13.97%	2,851
2011	13.963234	14.005407	0.30%	4,790
2010	12.351528	13.963234	13.05%	5,025
2009	9.928382	12.351528	24.41%	3,868
2008	16.048862	9.928382	-38.14%	3,741

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	20.015646	22.785549	13.84%	0
2016	18.372681	20.015646	8.94%	0
2015	19.228988	18.372681	-4.45%	0
2014	17.172137	19.228988	11.98%	0
2013	12.950494	17.172137	32.60%	0
2012	11.718222	12.950494	10.52%	0
2011	11.766199	11.718222	-0.41%	0
2010	10.382781	11.766199	13.32%	0
2009	7.864734	10.382781	32.02%	0
2008	12.151660	7.864734	-35.28%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.415701	10.634566	2.10%	149
2016	9.686011	10.415701	7.53%	362
2015	9.911931	9.686011	-2.28%	286
2014*	10.000000	9.911931	-0.88%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	24.370067	25.632759	5.18%	1,644
2016	21.558098	24.370067	13.04%	7,241
2015	22.453336	21.558098	-3.99%	7,144
2014	22.211424	22.453336	1.09%	5,723
2013	21.085108	22.211424	5.34%	5,977
2012	18.689722	21.085108	12.82%	8,158
2011	18.046938	18.689722	3.56%	10,719
2010	15.985391	18.046938	12.90%	10,141
2009	10.621854	15.985391	50.50%	10,228
2008	14.561744	10.621854	-27.06%	10,437
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.136087	12.164340	9.23%	358
2016	11.811577	11.136087	-5.72%	371
2015	12.790114	11.811577	-7.65%	1,336
2014	13.133335	12.790114	-2.61%	1,351
2013	11.459693	13.133335	14.60%	3,525
2012	10.552873	11.459693	8.59%	1,351
2011	11.314905	10.552873	-6.73%	1,365
2010	10.144304	11.314905	11.54%	1,555
2009	9.074156	10.144304	11.79%	0
2008	13.071874	9.074156	-30.58%	740

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.689649	16.111185	2.69%	0
2016	15.310239	15.689649	2.48%	0
2015	15.549749	15.310239	-1.54%	0
2014	15.178809	15.549749	2.44%	0
2013	15.221194	15.178809	-0.28%	0
2012	14.055674	15.221194	8.29%	0
2011	13.923891	14.055674	0.95%	0
2010	13.001550	13.923891	7.09%	0
2009	10.937648	13.001550	18.87%	0
2008	11.952813	10.937648	-8.49%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	15.294243	15.661953	2.40%	7,472
2016	14.966547	15.294243	2.19%	14,480
2015	15.230588	14.966547	-1.73%	20,477
2014	14.907510	15.230588	2.17%	21,241
2013	14.991346	14.907510	-0.56%	21,156
2012	13.878291	14.991346	8.02%	34,401
2011	13.786186	13.878291	0.67%	32,219
2010	12.899402	13.786186	6.87%	48,474
2009	10.876944	12.899402	18.59%	49,960
2008	11.920553	10.876944	-8.75%	21,910
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	16.341007	18.377680	12.46%	0
2016	16.071967	16.341007	1.67%	0
2015	16.279523	16.071967	-1.27%	0
2014	15.606621	16.279523	4.31%	0
2013	13.686355	15.606621	14.03%	0
2012	12.334404	13.686355	10.96%	0
2011	12.841735	12.334404	-3.95%	0
2010	11.398843	12.841735	12.66%	0
2009	8.956808	11.398843	27.26%	0
2008	12.749283	8.956808	-29.75%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	15.059434	16.906978	12.27%	0
2016	14.835968	15.059434	1.51%	0
2015	15.040439	14.835968	-1.36%	0
2014	14.438856	15.040439	4.17%	0
2013	12.683461	14.438856	13.84%	0
2012	11.449949	12.683461	10.77%	0
2011	11.936570	11.449949	-4.08%	0
2010	10.611940	11.936570	12.48%	0
2009	8.350115	10.611940	27.09%	0
2008	11.900087	8.350115	-29.83%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	14.403070	16.874347	17.16%	0
2016	14.258229	14.403070	1.02%	0
2015	14.450350	14.258229	-1.33%	0
2014	13.844573	14.450350	4.38%	0
2013	11.465669	13.844573	20.75%	0
2012	10.072328	11.465669	13.83%	0
2011	10.886732	10.072328	-7.48%	0
2010	9.494217	10.886732	14.67%	0
2009	7.244008	9.494217	31.06%	0
2008	11.446207	7.244008	-36.71%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	13.015686	15.222528	16.96%	0
2016	12.905826	13.015686	0.85%	0
2015	13.100013	12.905826	-1.48%	0
2014	12.574242	13.100013	4.18%	0
2013	10.434949	12.574242	20.50%	0
2012	9.184564	10.434949	13.61%	0
2011	9.947950	9.184564	-7.67%	0
2010	8.686910	9.947950	14.52%	0
2009	6.647024	8.686910	30.69%	0
2008	10.513409	6.647024	-36.78%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	17.990615	20.642269	14.74%	0
2016	17.009426	17.990615	5.77%	0
2015	17.146447	17.009426	-0.80%	0
2014	15.779922	17.146447	8.66%	0
2013	13.378949	15.779922	17.95%	0
2012	11.792320	13.378949	13.45%	0
2011	12.416491	11.792320	-5.03%	0
2010	10.661984	12.416491	16.46%	0
2009	7.807603	10.661984	36.56%	0
2008	11.989812	7.807603	-34.88%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	18.313309	20.989071	14.61%	0
2016	17.343462	18.313309	5.59%	129
2015	17.508796	17.343462	-0.94%	171
2014	16.123981	17.508796	8.59%	171
2013	13.695464	16.123981	17.73%	171
2012	12.085185	13.695464	13.32%	171
2011	12.731123	12.085185	-5.07%	171
2010	10.953722	12.731123	16.23%	171
2009	8.023251	10.953722	36.52%	171
2008	12.344474	8.023251	-35.01%	171

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	15.733212	19.219101	22.16%	0
2016	15.512299	15.733212	1.42%	0
2015	15.536854	15.512299	-0.16%	0
2014	14.196248	15.536854	9.44%	0
2013	10.393195	14.196248	36.59%	0
2012	8.588790	10.393195	21.01%	0
2011	8.941762	8.588790	-3.95%	0
2010	7.673301	8.941762	16.53%	0
2009	5.720012	7.673301	34.15%	0
2008	9.854197	5.720012	-41.95%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	15.346183	18.707150	21.90%	0
2016	15.145021	15.346183	1.33%	0
2015	15.188902	15.145021	-0.29%	0
2014	13.906580	15.188902	9.22%	335
2013	10.191203	13.906580	36.46%	0
2012	8.446553	10.191203	20.66%	0
2011	8.801194	8.446553	-4.03%	0
2010	7.557719	8.801194	16.45%	0
2009	5.639112	7.557719	34.02%	952
2008	9.741288	5.639112	-42.11%	825
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	18.985412	21.138775	11.34%	437
2016	16.314082	18.985412	16.37%	463
2015	17.233588	16.314082	-5.34%	491
2014	16.070967	17.233588	7.23%	519
2013	12.719552	16.070967	26.35%	547
2012	10.997275	12.719552	15.66%	573
2011	11.046957	10.997275	-0.45%	601
2010	9.725047	11.046957	13.59%	632
2009	7.577515	9.725047	28.34%	663
2008	13.399905	7.577515	-43.45%	689
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	20.141354	22.395132	11.19%	12,670
2016	17.335867	20.141354	16.18%	14,650
2015	18.341600	17.335867	-5.48%	15,736
2014	17.130582	18.341600	7.07%	15,423
2013	13.577789	17.130582	26.17%	22,521
2012	11.752606	13.577789	15.53%	22,401
2011	11.829613	11.752606	-0.65%	25,138
2010	10.429526	11.829613	13.42%	31,786
2009	8.135660	10.429526	28.20%	29,476
2008	14.413978	8.135660	-43.56%	38,280

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	12.403038	12.325436	-0.63%	0
2016	12.540308	12.403038	-1.09%	0
2015	12.701905	12.540308	-1.27%	0
2014	12.867920	12.701905	-1.29%	0
2013	13.033616	12.867920	-1.27%	0
2012	13.187816	13.033616	-1.17%	0
2011	13.346465	13.187816	-1.19%	0
2010	13.489472	13.346465	-1.06%	0
2009	13.569325	13.489472	-0.59%	0
2008	13.343939	13.569325	1.69%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	17.821426	20.540750	15.26%	61
2016	15.572516	17.821426	14.44%	67
2015	16.157466	15.572516	-3.62%	73
2014	14.829952	16.157466	8.95%	79
2013	11.258226	14.829952	31.73%	86
2012	9.634046	11.258226	16.86%	91
2011	9.609372	9.634046	0.26%	97
2010	8.490875	9.609372	13.17%	105
2009	6.765221	8.490875	25.51%	111
2008	11.772408	6.765221	-42.53%	119
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	17.847742	20.542747	15.10%	7,020
2016	15.613804	17.847742	14.31%	8,738
2015	16.231490	15.613804	-3.81%	8,857
2014	14.919394	16.231490	8.79%	9,217
2013	11.344048	14.919394	31.52%	9,021
2012	9.720130	11.344048	16.71%	7,629
2011	9.715864	9.720130	0.04%	7,875
2010	8.593594	9.715864	13.06%	10,262
2009	6.854893	8.593594	25.36%	9,290
2008	11.953726	6.854893	-42.65%	9,741
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	15.572056	20.750251	33.25%	92
2016	15.664814	15.572056	-0.59%	96
2015	14.825544	15.664814	5.66%	101
2014	13.509358	14.825544	9.74%	106
2013	10.049080	13.509358	34.43%	620
2012	8.888831	10.049080	13.05%	624
2011	8.992962	8.888831	-1.16%	629
2010	7.344479	8.992962	22.45%	635
2009	5.806737	7.344479	26.48%	640
2008	11.149950	5.806737	-47.92%	646

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	11.850618	15.769521	33.07%	2,584
2016	11.940605	11.850618	-0.75%	4,664
2015	11.316546	11.940605	5.51%	4,726
2014	10.328158	11.316546	9.57%	5,692
2013	7.694191	10.328158	34.23%	10,552
2012	6.814321	7.694191	12.91%	3,907
2011	6.906128	6.814321	-1.33%	4,068
2010	5.649056	6.906128	22.25%	6,100
2009	4.472674	5.649056	26.30%	11,775
2008	8.600422	4.472674	-47.99%	15,419
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	15.290064	16.158983	5.68%	0
2016	13.544270	15.290064	12.89%	0
2015	14.258191	13.544270	-5.01%	0
2014	14.292411	14.258191	-0.24%	0
2013	13.677282	14.292411	4.50%	0
2012	12.135166	13.677282	12.71%	0
2011	11.830197	12.135166	2.58%	0
2010	10.533608	11.830197	12.31%	0
2009	7.422922	10.533608	41.91%	0
2008	10.036160	7.422922	-26.04%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	16.159385	17.052560	5.53%	827
2016	14.339823	16.159385	12.69%	2,220
2015	15.112940	14.339823	-5.12%	3,420
2014	15.174769	15.112940	-0.41%	1,829
2013	14.545795	15.174769	4.32%	2,094
2012	12.931178	14.545795	12.49%	2,221
2011	12.631724	12.931178	2.37%	4,059
2010	11.258688	12.631724	12.20%	5,174
2009	7.951083	11.258688	41.60%	5,225
2008	10.761383	7.951083	-26.11%	5,926
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	31.381263	37.700098	20.14%	133
2016	28.422567	31.381263	10.41%	134
2015	28.417750	28.422567	0.02%	139
2014	25.351679	28.417750	12.09%	271
2013	19.422866	25.351679	30.52%	275
2012	16.977250	19.422866	14.41%	277
2011	16.856699	16.977250	0.72%	282
2010	14.847934	16.856699	13.53%	287
2009	11.882104	14.847934	24.96%	287
2008	19.108753	11.882104	-37.82%	290

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	21.985296	22.615309	2.87%	0
2016	21.265768	21.985296	3.38%	0
2015	21.674894	21.265768	-1.89%	0
2014	20.751051	21.674894	4.45%	0
2013	21.404860	20.751051	-3.05%	0
2012	20.479533	21.404860	4.52%	0
2011	19.330849	20.479533	5.94%	0
2010	18.167476	19.330849	6.40%	0
2009	15.905835	18.167476	14.22%	0
2008	16.656588	15.905835	-4.51%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	59.422591	70.795561	19.14%	0
2016	53.698740	59.422591	10.66%	0
2015	55.234458	53.698740	-2.78%	0
2014	52.696732	55.234458	4.82%	0
2013	39.239703	52.696732	34.29%	0
2012	34.647123	39.239703	13.26%	0
2011	39.316108	34.647123	-11.88%	0
2010	30.949940	39.316108	27.03%	0
2009	22.395819	30.949940	38.20%	0
2008	37.511508	22.395819	-40.30%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.398230	43.304574	18.97%	3,485
2016	32.947877	36.398230	10.47%	11,720
2015	33.934557	32.947877	-2.91%	13,351
2014	32.425691	33.934557	4.65%	11,065
2013	24.179508	32.425691	34.10%	12,455
2012	21.384574	24.179508	13.07%	11,954
2011	24.303282	21.384574	-12.01%	13,615
2010	19.151309	24.303282	26.90%	13,190
2009	13.884257	19.151309	37.94%	14,211
2008	23.293000	13.884257	-40.39%	19,467
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	13.364504	17.162323	28.42%	49
2016	14.270943	13.364504	-6.35%	53
2015	13.971261	14.270943	2.14%	58
2014	15.413148	13.971261	-9.35%	63
2013	11.977653	15.413148	28.68%	68
2012	10.067722	11.977653	18.97%	72
2011	12.323182	10.067722	-18.30%	77
2010	11.049736	12.323182	11.52%	83
2009	8.854364	11.049736	24.79%	88
2008	15.981497	8.854364	-44.60%	94

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	10.494041	13.464164	28.30%	11,418
2016	11.223147	10.494041	-6.50%	12,048
2015	11.008090	11.223147	1.95%	12,057
2014	12.162168	11.008090	-9.49%	648
2013	9.466565	12.162168	28.47%	648
2012	7.967815	9.466565	18.81%	648
2011	9.766021	7.967815	-18.41%	648
2010	8.769503	9.766021	11.36%	648
2009	7.039289	8.769503	24.58%	648
2008	12.726901	7.039289	-44.69%	648
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	20.659756	23.559895	14.04%	0
2016	18.705429	20.659756	10.45%	0
2015	19.107864	18.705429	-2.11%	0
2014	17.393124	19.107864	9.86%	0
2013	13.320576	17.393124	30.57%	0
2012	11.172382	13.320576	19.23%	0
2011	11.615387	11.172382	-3.81%	0
2010	9.995772	11.615387	16.20%	0
2009	7.114735	9.995772	40.49%	0
2008	13.481745	7.114735	-47.23%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	20.168154	22.965035	13.87%	0
2016	18.291253	20.168154	10.26%	0
2015	18.714281	18.291253	-2.26%	0
2014	17.065468	18.714281	9.66%	0
2013	13.080600	17.065468	30.46%	0
2012	10.994084	13.080600	18.98%	0
2011	11.445144	10.994084	-3.94%	0
2010	9.867415	11.445144	15.99%	0
2009	7.035209	9.867415	40.26%	0
2008	13.348963	7.035209	-47.30%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	24.820287	29.204835	17.67%	0
2016	22.969133	24.820287	8.06%	0
2015	24.004982	22.969133	-4.32%	0
2014	22.795590	24.004982	5.31%	0
2013	17.705295	22.795590	28.75%	0
2012	14.113955	17.705295	25.45%	0
2011	15.687582	14.113955	-10.03%	0
2010	12.568971	15.687582	24.81%	0
2009	8.090716	12.568971	55.35%	0
2008	16.789867	8.090716	-51.81%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	22.955786	26.982609	17.54%	832
2016	21.283866	22.955786	7.86%	7,455
2015	22.274883	21.283866	-4.45%	8,487
2014	21.188276	22.274883	5.13%	8,109
2013	16.489903	21.188276	28.49%	8,828
2012	13.148879	16.489903	25.41%	8,117
2011	14.645332	13.148879	-10.22%	9,057
2010	11.744757	14.645332	24.70%	8,322
2009	7.571913	11.744757	55.11%	13,988
2008	15.748763	7.571913	-51.92%	15,142
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.094504	14.472957	10.53%	267
2016	11.721534	13.094504	11.71%	285
2015	12.662697	11.721534	-7.43%	304
2014	12.474214	12.662697	1.51%	324
2013	10.211201	12.474214	22.16%	343
2012	8.970568	10.211201	13.83%	362
2011	9.230806	8.970568	-2.82%	382
2010	8.482528	9.230806	8.82%	0
2009	6.598185	8.482528	28.56%	0
2008*	10.000000	6.598185	-34.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	24.207364	28.875153	19.28%	205
2016	21.082849	24.207364	14.82%	221
2015	22.115995	21.082849	-4.67%	245
2014	20.556028	22.115995	7.59%	244
2013	16.014159	20.556028	28.36%	252
2012	14.464445	16.014159	10.71%	280
2011	13.786913	14.464445	4.91%	302
2010	11.549849	13.786913	19.37%	334
2009	9.944471	11.549849	16.14%	344
2008	13.791429	9.944471	-27.89%	307
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.606764	19.181357	15.50%	0
2016	15.652548	16.606764	6.10%	0
2015	16.926512	15.652548	-7.53%	0
2014	19.244614	16.926512	-12.05%	0
2013	15.816859	19.244614	21.67%	0
2012	13.512781	15.816859	17.05%	0
2011	15.287198	13.512781	-11.61%	0
2010	14.252030	15.287198	7.26%	0
2009	10.513730	14.252030	35.56%	0
2008	17.823820	10.513730	-41.01%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.567717	22.026527	25.38%	6,442
2016	17.446595	17.567717	0.69%	5,919
2015	16.874812	17.446595	3.39%	7,804
2014	15.805952	16.874812	6.76%	7,872
2013	11.455343	15.805952	37.98%	8,846
2012	10.235325	11.455343	11.92%	9,712
2011	11.077762	10.235325	-7.60%	5,588
2010	9.386975	11.077762	18.01%	5,882
2009	5.741627	9.386975	63.49%	8,989
2008	11.432342	5.741627	-49.78%	9,216
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	21.880817	25.392986	16.05%	4,306
2016	18.949271	21.880817	15.47%	6,109
2015	20.466703	18.949271	-7.41%	7,071
2014	19.006569	20.466703	7.68%	8,803
2013	14.195670	19.006569	33.89%	10,535
2012	12.094256	14.195670	17.38%	7,754
2011	12.517093	12.094256	-3.38%	13,170
2010	10.961378	12.517093	14.19%	16,850
2009	8.648841	10.961378	26.74%	17,211
2008	13.649742	8.648841	-36.64%	27,066
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	16.657507	18.607738	11.71%	0
2016	15.305367	16.657507	8.83%	0
2015	16.456524	15.305367	-7.00%	0
2014	15.417346	16.456524	6.74%	0
2013	12.085452	15.417346	27.57%	0
2012	10.752351	12.085452	12.40%	0
2011	10.900565	10.752351	-1.36%	0
2010	10.080797	10.900565	8.13%	0
2009	7.960828	10.080797	26.63%	0
2008	11.546001	7.960828	-31.05%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.226974	18.079053	11.41%	763
2016	14.942933	16.226974	8.59%	763
2015	16.106591	14.942933	-7.22%	763
2014	15.131452	16.106591	6.44%	1,080
2013	11.890192	15.131452	27.26%	763
2012	10.603651	11.890192	12.13%	763
2011	10.774657	10.603651	-1.59%	763
2010	9.992315	10.774657	7.83%	763
2009	7.910399	9.992315	26.32%	1,985
2008	11.502412	7.910399	-31.23%	2,459

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	21.603062	26.168984	21.14%	171
2016	22.040363	21.603062	-1.98%	171
2015	22.930502	22.040363	-3.88%	171
2014	23.211682	22.930502	-1.21%	171
2013	19.809488	23.211682	17.17%	834
2012	17.414478	19.809488	13.75%	834
2011	18.969808	17.414478	-8.20%	834
2010	17.067588	18.969808	11.15%	849
2009	12.817514	17.067588	33.16%	3,324
2008	21.843239	12.817514	-41.32%	3,324
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	21.943977	24.890815	13.43%	0
2016	19.599208	21.943977	11.96%	0
2015	20.690863	19.599208	-5.28%	0
2014	20.073300	20.690863	3.08%	0
2013	15.788286	20.073300	27.14%	0
2012	14.417306	15.788286	9.51%	0
2011	15.601919	14.417306	-7.59%	0
2010	13.852349	15.601919	12.63%	0
2009	10.778394	13.852349	28.52%	0
2008	15.277641	10.778394	-29.45%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.953990	16.870874	20.90%	0
2016	14.031257	13.953990	-0.55%	0
2015	14.046629	14.031257	-0.11%	0
2014	13.172940	14.046629	6.63%	0
2013	9.740830	13.172940	35.23%	0
2012*	10.000000	9.740830	-2.59%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.819307	16.660363	20.56%	0
2016	13.921142	13.819307	-0.73%	0
2015	13.959072	13.921142	-0.27%	0
2014	13.132793	13.959072	6.29%	0
2013	9.740391	13.132793	34.83%	383
2012*	10.000000	9.740391	-2.60%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.770342	16.075467	16.74%	203
2016	14.318963	13.770342	-3.83%	492
2015	15.828728	14.318963	-9.54%	1,929
2014	16.928545	15.828728	-6.50%	2,338
2013	13.706700	16.928545	23.51%	2,224
2012	11.653053	13.706700	17.62%	1,637
2011	12.723062	11.653053	-8.41%	2,477
2010	11.861523	12.723062	7.26%	1,072
2009*	10.000000	11.861523	18.62%	1,134

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.892220	11.219280	26.17%	1,053
2016	7.459024	8.892220	19.21%	437
2015	9.453265	7.459024	-21.10%	347
2014*	10.000000	9.453265	-5.47%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	14.939318	18.679420	25.04%	656
2016	14.467734	14.939318	3.26%	487
2015	14.036142	14.467734	3.07%	969
2014	13.099864	14.036142	7.15%	930
2013	9.672491	13.099864	35.43%	7,549
2012	8.417723	9.672491	14.91%	8,459
2011	9.088670	8.417723	-7.38%	9,297
2010	7.126918	9.088670	27.53%	17,738
2009	5.112044	7.126918	39.41%	26,665
2008	10.700156	5.112044	-52.22%	26,898
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.818423	25.959446	24.69%	899
2016	19.386140	20.818423	7.39%	7,120
2015	20.072178	19.386140	-3.42%	7,171
2014	21.984178	20.072178	-8.70%	5,348
2013	15.772452	21.984178	39.38%	6,319
2012	13.218317	15.772452	19.32%	7,704
2011	14.962252	13.218317	-11.66%	9,766
2010	11.151343	14.962252	34.17%	13,082
2009	6.934749	11.151343	60.80%	12,666
2008	11.617415	6.934749	-40.31%	13,393
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	25.056746	29.022544	15.83%	6,213
2016	22.312157	25.056746	12.30%	7,220
2015	22.819175	22.312157	-2.22%	7,403
2014	20.979340	22.819175	8.77%	7,733
2013	15.675670	20.979340	33.83%	7,722
2012	13.705801	15.675670	14.37%	8,623
2011	13.951020	13.705801	-1.76%	13,709
2010	12.709167	13.951020	9.77%	15,292
2009	10.515660	12.709167	20.86%	13,151
2008	15.841149	10.515660	-33.62%	19,033
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.127752	20.188010	25.18%	1,209
2016	15.735157	16.127752	2.50%	1,210
2015	14.994719	15.735157	4.94%	995
2014	15.022071	14.994719	-0.18%	959
2013	11.924574	15.022071	25.98%	367
2012	10.421665	11.924574	14.42%	388
2011	10.749702	10.421665	-3.05%	409
2010*	10.000000	10.749702	7.50%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.174476	12.864679	26.44%	1,439
2016	9.739169	10.174476	4.47%	1,016
2015*	10.000000	9.739169	-2.61%	4,602
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.617335	14.233071	4.52%	374
2016	13.032495	13.617335	4.49%	388
2015	13.314953	13.032495	-2.12%	403
2014	12.541506	13.314953	6.17%	419
2013	12.780843	12.541506	-1.87%	419
2012	11.859357	12.780843	7.77%	419
2011	11.399186	11.859357	4.04%	419
2010	10.808042	11.399186	5.47%	419
2009	10.011286	10.808042	7.96%	0
2008	11.327507	10.011286	-11.62%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.240682	27.015636	7.03%	0
2016	21.272530	25.240682	18.65%	0
2015	22.554556	21.272530	-5.68%	0
2014	20.232022	22.554556	11.48%	0
2013	15.567756	20.232022	29.96%	0
2012	13.782314	15.567756	12.95%	0
2011	13.895869	13.782314	-0.82%	0
2010	12.442424	13.895869	11.68%	0
2009*	10.000000	12.442424	24.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.743451	17.993503	14.29%	14,625
2016	14.633287	15.743451	7.59%	11,221
2015	14.681544	14.633287	-0.33%	2,249
2014	14.167869	14.681544	3.63%	2,249
2013	11.643296	14.167869	21.68%	1,026
2012	10.194744	11.643296	14.21%	1,026
2011	10.233657	10.194744	-0.38%	1,026
2010	9.256045	10.233657	10.56%	1,026
2009	7.598753	9.256045	21.81%	333
2008	10.963349	7.598753	-30.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.755127	11.975369	1.87%	262
2016	11.602023	11.755127	1.32%	262
2015	11.782059	11.602023	-1.53%	262
2014	11.371131	11.782059	3.61%	262
2013	11.825276	11.371131	-3.84%	262
2012	11.414478	11.825276	3.60%	262
2011	10.938320	11.414478	4.35%	536
2010	10.456028	10.938320	4.61%	611
2009	9.446067	10.456028	10.69%	262
2008	10.618787	9.446067	-11.04%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.147843	20.874217	29.27%	7,419
2016	16.329379	16.147843	-1.11%	7,578
2015	15.528434	16.329379	5.16%	7,699
2014	15.449373	15.528434	0.51%	7,754
2013	12.167775	15.449373	26.97%	8,059
2012	10.098071	12.167775	20.50%	8,147
2011	11.281017	10.098071	-10.49%	8,238
2010	10.269056	11.281017	9.85%	8,256
2009	7.347487	10.269056	39.76%	2,368
2008	12.131768	7.347487	-39.44%	519
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.791655	21.181094	26.14%	278
2016	15.598415	16.791655	7.65%	397
2015	14.849473	15.598415	5.04%	463
2014	13.922005	14.849473	6.66%	530
2013	10.882845	13.922005	27.93%	1,362
2012	9.392119	10.882845	15.87%	1,531
2011	9.983628	9.392119	-5.92%	1,717
2010	8.558038	9.983628	16.66%	1,830
2009	6.247751	8.558038	36.98%	892
2008	11.347156	6.247751	-44.94%	992
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.749250	17.750206	20.35%	1,182
2016	13.451569	14.749250	9.65%	1,182
2015	13.482238	13.451569	-0.23%	1,182
2014	12.392386	13.482238	8.79%	3,014
2013	9.442516	12.392386	31.24%	3,014
2012	8.172677	9.442516	15.54%	1,182
2011	8.469447	8.172677	-3.50%	1,182
2010	7.732300	8.469447	9.53%	1,182
2009	5.994429	7.732300	28.99%	423
2008	9.806149	5.994429	-38.87%	3,108
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.663071	11.235981	5.37%	0
2016	9.463452	10.663071	12.68%	0
2015	9.844790	9.463452	-3.87%	0
2014*	10.000000	9.844790	-1.55%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.384844	17.713896	23.14%	0
2016	12.835420	14.384844	12.07%	0
2015	13.161469	12.835420	-2.48%	0
2014	12.513978	13.161469	5.17%	0
2013	8.833333	12.513978	41.67%	0
2012	7.660316	8.833333	15.31%	0
2011	8.784988	7.660316	-12.80%	0
2010	7.713805	8.784988	13.89%	0
2009	5.109337	7.713805	50.97%	0
2008*	10.000000	5.109337	-48.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.305544	19.090671	17.08%	0
2016	15.002665	16.305544	8.68%	0
2015	15.249664	15.002665	-1.62%	0
2014	13.969381	15.249664	9.16%	0
2013	10.199373	13.969381	36.96%	0
2012	9.268273	10.199373	10.05%	0
2011	9.698486	9.268273	-4.44%	0
2010	7.951186	9.698486	21.98%	0
2009	6.124558	7.951186	29.82%	0
2008*	10.000000	6.124558	-38.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.179428	18.902283	16.83%	0
2016	14.887031	16.179428	8.68%	0
2015	15.146489	14.887031	-1.71%	0
2014	13.886551	15.146489	9.07%	0
2013	10.154564	13.886551	36.75%	0
2012	9.237127	10.154564	9.93%	0
2011	9.674479	9.237127	-4.52%	0
2010	7.932740	9.674479	21.96%	0
2009	6.122656	7.932740	29.56%	0
2008*	10.000000	6.122656	-38.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.319781	15.750078	18.25%	0
2016	12.453193	13.319781	6.96%	0
2015	12.842453	12.453193	-3.03%	0
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0
2008*	10.000000	6.357162	-36.43%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.979469	14.355133	10.60%	0
2016	12.392966	12.979469	4.73%	0
2015	12.690633	12.392966	-2.35%	0
2014	12.327993	12.690633	2.94%	0
2013	10.893639	12.327993	13.17%	3,190
2012	9.938199	10.893639	9.61%	3,431
2011	10.206099	9.938199	-2.62%	3,689
2010	9.365872	10.206099	8.97%	3,954
2009	7.919500	9.365872	18.26%	4,233
2008*	10.000000	7.919500	-20.81%	5,278
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.342302	15.250834	14.30%	0
2016	12.595360	13.342302	5.93%	0
2015	12.933092	12.595360	-2.61%	0
2014	12.515531	12.933092	3.34%	0
2013	10.458384	12.515531	19.67%	0
2012	9.324356	10.458384	12.16%	0
2011	9.784260	9.324356	-4.70%	0
2010	8.820316	9.784260	10.93%	0
2009	7.197326	8.820316	22.55%	0
2008*	10.000000	7.197326	-28.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.103767	12.706472	4.98%	0
2016	11.722026	12.103767	3.26%	0
2015	11.964218	11.722026	-2.02%	310
2014	11.730417	11.964218	1.99%	470
2013	11.326218	11.730417	3.57%	0
2012	10.675245	11.326218	6.10%	0
2011	10.665062	10.675245	0.10%	0
2010	10.117462	10.665062	5.41%	0
2009	9.069797	10.117462	11.55%	0
2008*	10.000000	9.069797	-9.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.194055	14.842214	12.49%	36,135
2016	12.523394	13.194055	5.36%	36,170
2015	12.825049	12.523394	-2.35%	47,131
2014	12.426087	12.825049	3.21%	44,904
2013	10.686963	12.426087	16.27%	35,127
2012	9.636061	10.686963	10.91%	0
2011	9.995903	9.636061	-3.60%	0
2010	9.093523	9.995903	9.92%	0
2009	7.555141	9.093523	20.36%	13,402
2008*	10.000000	7.555141	-24.45%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.279313	15.475540	16.54%	0
2016	12.504478	13.279313	6.20%	0
2015	12.863113	12.504478	-2.79%	0
2014	12.463956	12.863113	3.20%	0
2013	10.161260	12.463956	22.66%	0
2012	8.984882	10.161260	13.09%	0
2011	9.549068	8.984882	-5.91%	0
2010	8.538248	9.549068	11.84%	0
2009	6.834262	8.538248	24.93%	0
2008*	10.000000	6.834262	-31.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.780176	13.861507	8.46%	0
2016	12.215391	12.780176	4.62%	0
2015	12.509532	12.215391	-2.35%	0
2014	12.177203	12.509532	2.73%	0
2013	11.091106	12.177203	9.79%	0
2012	10.211873	11.091106	8.61%	0
2011	10.374143	10.211873	-1.56%	0
2010	9.639911	10.374143	7.62%	0
2009	8.299494	9.639911	16.15%	1,123
2008*	10.000000	8.299494	-17.01%	1,930
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.800991	13.190558	3.04%	0
2016	12.310967	12.800991	3.98%	0
2015	12.563599	12.310967	-2.01%	0
2014	12.116550	12.563599	3.69%	0
2013	12.515375	12.116550	-3.19%	0
2012	11.768140	12.515375	6.35%	0
2011	11.185077	11.768140	5.21%	0
2010	10.585430	11.185077	5.66%	0
2009	9.858821	10.585430	7.37%	0
2008*	10.000000	9.858821	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.508297	12.862143	2.83%	767
2016	12.068542	12.508297	3.64%	847
2015	12.336118	12.068542	-2.17%	990
2014	11.939941	12.336118	3.32%	1,132
2013	12.360305	11.939941	-3.40%	1,044
2012	11.651623	12.360305	6.08%	1,174
2011	11.111502	11.651623	4.86%	1,317
2010	10.543220	11.111502	5.39%	1,551
2009	9.836975	10.543220	7.18%	1,676
2008*	10.000000	9.836975	-1.63%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.387989	13.712184	2.42%	717
2016	13.125979	13.387989	2.00%	16,949
2015	13.368004	13.125979	-1.81%	17,082
2014	12.913677	13.368004	3.52%	10,874
2013	13.357432	12.913677	-3.32%	10,792
2012	12.634477	13.357432	5.72%	6,301
2011	12.070481	12.634477	4.67%	4,528
2010	11.311614	12.070481	6.71%	4,867
2009	9.842789	11.311614	14.92%	5,126
2008*	10.000000	9.842789	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	21.381352	29.803762	39.39%	1,936
2016	20.154923	21.381352	6.09%	2,181
2015	24.377732	20.154923	-17.32%	2,553
2014	26.200189	24.377732	-6.96%	2,700
2013	26.431891	26.200189	-0.88%	0
2012	22.891445	26.431891	15.47%	0
2011	29.963336	22.891445	-23.60%	0
2010	26.190199	29.963336	14.41%	0
2009	16.270363	26.190199	60.97%	1,380
2008	39.184700	16.270363	-58.48%	1,755
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	14.063699	14.170689	0.76%	3,516
2016	14.143545	14.063699	-0.56%	4,451
2015	14.345433	14.143545	-1.41%	4,668
2014	13.899309	14.345433	3.21%	4,742
2013	14.677636	13.899309	-5.30%	11,226
2012	14.430326	14.677636	1.71%	10,882
2011	13.630931	14.430326	5.86%	16,641
2010	13.180208	13.630931	3.42%	24,497
2009	13.004186	13.180208	1.35%	34,084
2008	12.231253	13.004186	6.32%	44,161
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.688897	9.603598	-0.88%	15,996
2016	9.815410	9.688897	-1.29%	8,895
2015	9.944686	9.815410	-1.30%	12,315
2014	10.075666	9.944686	-1.30%	12,849
2013	10.208370	10.075666	-1.30%	24,217
2012	10.343194	10.208370	-1.30%	16,405
2011	10.479040	10.343194	-1.30%	14,990
2010	10.617045	10.479040	-1.30%	21,223
2009	10.752371	10.617045	-1.26%	21,346
2008	10.674766	10.752371	0.73%	28,305

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.479950	10.636178	25.43%	855
2016	8.537229	8.479950	-0.67%	2,079
2015	8.937541	8.537229	-4.48%	1,613
2014	9.120905	8.937541	-2.01%	0
2013	7.860500	9.120905	16.03%	0
2012	6.911842	7.860500	13.73%	0
2011	7.780782	6.911842	-11.17%	0
2010	6.976101	7.780782	11.53%	0
2009	5.459968	6.976101	27.77%	0
2008*	10.000000	5.459968	-45.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.606974	24.088357	16.89%	1,167
2016	19.071956	20.606974	8.05%	1,240
2015	19.517976	19.071956	-2.29%	1,242
2014	18.836010	19.517976	3.62%	5,571
2013	14.997581	18.836010	25.59%	5,729
2012	13.110570	14.997581	14.39%	8,726
2011	13.826466	13.110570	-5.18%	11,424
2010	12.220713	13.826466	13.14%	16,605
2009	9.733592	12.220713	25.55%	57,288
2008	15.615125	9.733592	-37.67%	67,528
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.062681	17.619165	9.69%	825
2016	15.308822	16.062681	4.92%	853
2015	15.537445	15.308822	-1.47%	853
2014	15.051921	15.537445	3.23%	853
2013	13.445256	15.051921	11.95%	0
2012	12.453829	13.445256	7.96%	0
2011	12.506867	12.453829	-0.42%	0
2010	11.539047	12.506867	8.39%	0
2009*	10.000000	11.539047	15.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.530018	20.998256	13.32%	0
2016	17.424857	18.530018	6.34%	0
2015	17.748766	17.424857	-1.82%	0
2014	17.091735	17.748766	3.84%	0
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	0
2009*	10.000000	12.098401	20.98%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.432817	15.055227	4.31%	34,850
2016	14.024433	14.432817	2.91%	35,306
2015	14.171626	14.024433	-1.04%	42,708
2014	13.820619	14.171626	2.54%	48,388
2013	13.357269	13.820619	3.47%	34,950
2012	12.867648	13.357269	3.81%	36,410
2011	12.665548	12.867648	1.60%	63,775
2010	12.118261	12.665548	4.52%	71,317
2009	11.255373	12.118261	7.67%	52,334
2008	12.134464	11.255373	-7.24%	77,520
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.111531	20.187624	11.46%	101,220
2016	17.126125	18.111531	5.75%	108,084
2015	17.409964	17.126125	-1.63%	108,767
2014	16.770374	17.409964	3.81%	110,201
2013	14.568814	16.770374	15.11%	119,038
2012	13.320900	14.568814	9.37%	132,592
2011	13.501435	13.320900	-1.34%	152,839
2010	12.333177	13.501435	9.47%	214,890
2009	10.488575	12.333177	17.59%	343,825
2008	13.836243	10.488575	-24.19%	375,122
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.699005	22.686579	15.17%	9,974
2016	18.397391	19.699005	7.07%	9,879
2015	18.776754	18.397391	-2.02%	9,921
2014	18.125580	18.776754	3.59%	9,737
2013	15.006238	18.125580	20.79%	9,731
2012	13.365256	15.006238	12.28%	14,364
2011	13.835155	13.365256	-3.40%	18,199
2010	12.422899	13.835155	11.37%	20,473
2009	10.118403	12.422899	22.78%	55,650
2008	14.942435	10.118403	-32.28%	83,037
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.533804	17.822690	7.80%	29,604
2016	15.847229	16.533804	4.33%	30,393
2015	16.060854	15.847229	-1.33%	31,809
2014	15.536073	16.060854	3.38%	34,215
2013	14.245614	15.536073	9.06%	50,726
2012	13.359584	14.245614	6.63%	57,469
2011	13.261645	13.359584	0.74%	71,703
2010	12.381766	13.261645	7.11%	80,191
2009	10.950324	12.381766	13.07%	127,412
2008	13.059249	10.950324	-16.15%	132,499

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.159142	30.358968	25.66%	0
2016	23.618552	24.159142	2.29%	0
2015	22.769969	23.618552	3.73%	0
2014	21.203967	22.769969	7.39%	0
2013	15.715168	21.203967	34.93%	0
2012	13.415824	15.715168	17.14%	0
2011	13.902694	13.415824	-3.50%	0
2010	12.946450	13.902694	7.39%	0
2009*	10.000000	12.946450	29.46%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.681032	29.701051	25.42%	22,482
2016	23.220151	23.681032	1.98%	29,583
2015	22.443641	23.220151	3.46%	34,098
2014	20.945809	22.443641	7.15%	34,627
2013	15.571403	20.945809	34.51%	43,144
2012	13.322678	15.571403	16.88%	46,364
2011	13.843186	13.322678	-3.76%	51,742
2010	12.924657	13.843186	7.11%	63,001
2009*	10.000000	12.924657	29.25%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	30.547775	34.909460	14.28%	0
2016	25.728812	30.547775	18.73%	0
2015	26.745483	25.728812	-3.80%	0
2014	24.764817	26.745483	8.00%	0
2013	18.858509	24.764817	31.32%	0
2012	16.265412	18.858509	15.94%	0
2011	16.909436	16.265412	-3.81%	0
2010	13.575086	16.909436	24.56%	0
2009	10.057278	13.575086	34.98%	0
2008	16.037914	10.057278	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	28.271160	32.250660	14.08%	2,957
2016	23.866108	28.271160	18.46%	3,975
2015	24.869826	23.866108	-4.04%	4,180
2014	23.079622	24.869826	7.76%	4,596
2013	17.607139	23.079622	31.08%	5,554
2012	15.211738	17.607139	15.75%	8,079
2011	15.835823	15.211738	-3.94%	10,099
2010	12.747132	15.835823	24.23%	8,275
2009	9.461492	12.747132	34.73%	17,200
2008	15.123804	9.461492	-37.44%	19,461

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.233039	12.679636	23.91%	463
2016	10.630202	10.233039	-3.74%	0
2015	10.841177	10.630202	-1.95%	0
2014	11.134515	10.841177	-2.63%	0
2013	9.317313	11.134515	19.50%	0
2012	8.171995	9.317313	14.02%	0
2011	9.161036	8.171995	-10.80%	0
2010	8.155696	9.161036	12.33%	0
2009	6.071023	8.155696	34.34%	0
2008*	10.000000	6.071023	-39.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.779497	10.652308	21.33%	0
2016	8.453107	8.779497	3.86%	0
2015	9.026563	8.453107	-6.35%	0
2014*	10.000000	9.026563	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.722305	10.549332	20.95%	0
2016	8.417554	8.722305	3.62%	0
2015	9.010075	8.417554	-6.58%	3,185
2014*	10.000000	9.010075	-9.90%	2,864
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.830376	19.011865	28.20%	322
2016	14.732003	14.830376	0.67%	0
2015	14.473087	14.732003	1.79%	0
2014	13.312694	14.473087	8.72%	0
2013	10.034666	13.312694	32.67%	0
2012	8.754200	10.034666	14.63%	0
2011	9.165548	8.754200	-4.49%	0
2010	8.049864	9.165548	13.86%	0
2009	6.305181	8.049864	27.67%	0
2008*	10.000000	6.305181	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.998075	16.929698	12.88%	3,325
2016	13.094066	14.998075	14.54%	4,165
2015	13.738665	13.094066	-4.69%	3,818
2014	12.626278	13.738665	8.81%	4,180
2013	9.474025	12.626278	33.27%	3,828
2012	8.163084	9.474025	16.06%	4,585
2011	8.806953	8.163084	-7.31%	7,263
2010	7.914167	8.806953	11.28%	8,551
2009	6.293303	7.914167	25.76%	15,356
2008*	10.000000	6.293303	-37.07%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.930349	18.792777	25.87%	0
2016	14.262772	14.930349	4.68%	0
2015	14.500762	14.262772	-1.64%	0
2014	14.164867	14.500762	2.37%	0
2013	10.354080	14.164867	36.80%	0
2012	9.150703	10.354080	13.15%	0
2011	9.702858	9.150703	-5.69%	0
2010	7.773151	9.702858	24.83%	0
2009	6.215523	7.773151	25.06%	0
2008*	10.000000	6.215523	-37.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.404857	21.803904	12.36%	0
2016	16.718352	19.404857	16.07%	0
2015	17.441873	16.718352	-4.15%	0
2014	15.101350	17.441873	15.50%	0
2013	11.276879	15.101350	33.91%	0
2012	9.820513	11.276879	14.83%	0
2011	10.186047	9.820513	-3.59%	0
2010	8.626530	10.186047	18.08%	0
2009	6.698993	8.626530	28.77%	0
2008*	10.000000	6.698993	-33.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.787674	20.654010	23.03%	0
2016	15.739843	16.787674	6.66%	0
2015	15.863147	15.739843	-0.78%	0
2014	15.674244	15.863147	1.21%	0
2013	11.032006	15.674244	42.08%	319
2012	9.883598	11.032006	11.62%	0
2011	10.100497	9.883598	-2.15%	2,301
2010	8.179912	10.100497	23.48%	2,626
2009	6.516134	8.179912	25.53%	2,349
2008	12.348794	6.516134	-47.23%	3,322
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	29.138538	31.367455	7.65%	0
2016	23.442101	29.138538	24.30%	0
2015	25.272942	23.442101	-7.24%	0
2014	23.925729	25.272942	5.63%	0
2013	17.265398	23.925729	38.58%	0
2012	14.523869	17.265398	18.88%	0
2011	15.500741	14.523869	-6.30%	0
2010	12.404552	15.500741	24.96%	0
2009	9.957551	12.404552	24.57%	0
2008	14.869923	9.957551	-33.04%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	26.121119	28.039278	7.34%	1,256
2016	21.067870	26.121119	23.99%	1,319
2015	22.777954	21.067870	-7.51%	1,390
2014	21.615621	22.777954	5.38%	1,973
2013	15.640322	21.615621	38.20%	2,962
2012	13.172194	15.640322	18.74%	3,874
2011	14.115070	13.172194	-6.68%	7,119
2010	11.307293	14.115070	24.83%	7,553
2009	9.102339	11.307293	24.22%	4,634
2008	13.622529	9.102339	-33.18%	2,970
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	28.834384	32.299229	12.02%	0
2016	23.782931	28.834384	21.24%	0
2015	24.496761	23.782931	-2.91%	0
2014	24.618738	24.496761	-0.50%	0
2013	17.701659	24.618738	39.08%	0
2012	15.528093	17.701659	14.00%	0
2011	16.658246	15.528093	-6.78%	0
2010	13.467550	16.658246	23.69%	0
2009	10.129715	13.467550	32.95%	0
2008	16.604433	10.129715	-38.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	28.540916	31.889261	11.73%	1,048
2016	23.596325	28.540916	20.95%	1,478
2015	24.368957	23.596325	-3.17%	1,578
2014	24.553433	24.368957	-0.75%	1,621
2013	17.699402	24.553433	38.72%	1,853
2012	15.563283	17.699402	13.73%	2,350
2011	16.739245	15.563283	-7.03%	1,798
2010	13.569875	16.739245	23.36%	1,834
2009	10.227355	13.569875	32.68%	1,824
2008	16.809487	10.227355	-39.16%	4,593
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	15.676219	18.605514	18.69%	206
2016	14.287894	15.676219	9.72%	218
2015	14.380897	14.287894	-0.65%	231
2014	13.030567	14.380897	10.36%	245
2013	10.094143	13.030567	29.09%	258
2012	8.983448	10.094143	12.36%	270
2011	9.067239	8.983448	-0.92%	284
2010	8.113693	9.067239	11.75%	298
2009	6.547293	8.113693	23.92%	445
2008	11.361234	6.547293	-42.37%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.960929	14.626461	4.77%	0
2016	13.197146	13.960929	5.79%	414
2015	14.173227	13.197146	-6.89%	2,137
2014	11.165751	14.173227	26.93%	2,243
2013	11.015389	11.165751	1.37%	2,857
2012	9.656214	11.015389	14.08%	2,749
2011	9.217325	9.656214	4.76%	6,183
2010	7.193460	9.217325	28.13%	5,745
2009	5.584230	7.193460	28.82%	5,428
2008*	10.000000	5.584230	-44.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.494294	10.521816	0.26%	0
2016	10.373648	10.494294	1.16%	0
2015	10.546244	10.373648	-1.64%	0
2014	10.632633	10.546244	-0.81%	0
2013	10.761332	10.632633	-1.20%	0
2012	10.532312	10.761332	2.17%	0
2011	10.533921	10.532312	-0.02%	0
2010	10.420495	10.533921	1.09%	1,781
2009	9.856957	10.420495	5.72%	0
2008*	10.000000	9.856957	-1.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.072567	17.045717	21.13%	0
2016	14.100165	14.072567	-0.20%	0
2015	14.866112	14.100165	-5.15%	0
2014	16.397851	14.866112	-9.34%	0
2013	13.833939	16.397851	18.53%	0
2012	11.723024	13.833939	18.01%	0
2011	13.562540	11.723024	-13.56%	0
2010	12.921098	13.562540	4.96%	0
2009*	10.000000	12.921098	29.21%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.030243	25.752077	16.89%	0
2016	20.316032	22.030243	8.44%	0
2015	20.679506	20.316032	-1.76%	0
2014	18.981257	20.679506	8.95%	0
2013	13.975804	18.981257	35.82%	1,060
2012	12.759393	13.975804	9.53%	795
2011	13.337975	12.759393	-4.34%	795
2010	10.999572	13.337975	21.26%	795
2009	8.479606	10.999572	29.72%	0
2008	14.187383	8.479606	-40.23%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	23.437166	31.615344	34.89%	0
2016	23.725581	23.437166	-1.22%	0
2015	23.125987	23.725581	2.59%	0
2014	22.905547	23.125987	0.96%	0
2013	18.229270	22.905547	25.65%	0
2012	15.231031	18.229270	19.69%	0
2011	16.826215	15.231031	-9.48%	0
2010	14.700709	16.826215	14.46%	0
2009	10.656183	14.700709	37.95%	0
2008	18.051326	10.656183	-40.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	22.602345	30.412122	34.55%	4,241
2016	22.935260	22.602345	-1.45%	5,702
2015	22.414220	22.935260	2.32%	8,123
2014	22.251942	22.414220	0.73%	8,310
2013	17.753168	22.251942	25.34%	5,717
2012	14.871781	17.753168	19.37%	5,717
2011	16.471859	14.871781	-9.71%	5,717
2010	14.423697	16.471859	14.20%	5,768
2009	10.486689	14.423697	37.54%	5,598
2008	17.806600	10.486689	-41.11%	6,101
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.306770	10.811266	4.89%	0
2016	9.801797	10.306770	5.15%	0
2015	10.160577	9.801797	-3.53%	0
2014	10.010249	10.160577	1.50%	0
2013	10.155553	10.010249	-1.43%	0
2012*	10.000000	10.155553	1.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	18.710366	19.582595	4.66%	16,439
2016	17.838553	18.710366	4.89%	16,871
2015	18.535379	17.838553	-3.76%	18,104
2014	18.322996	18.535379	1.16%	18,060
2013	18.632709	18.322996	-1.66%	18,122
2012	16.684762	18.632709	11.68%	19,557
2011	16.794938	16.684762	-0.66%	18,204
2010	14.825936	16.794938	13.28%	20,506
2009	12.685943	14.825936	16.87%	11,528
2008	15.030204	12.685943	-15.60%	23,142
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.827918	11.017781	24.81%	0
2016	9.193527	8.827918	-3.98%	0
2015	9.034020	9.193527	1.77%	0
2014*	10.000000	9.034020	-9.66%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	20.857681	24.012136	15.12%	6,249
2016	18.986486	20.857681	9.86%	6,490
2015	18.656920	18.986486	1.77%	6,952
2014	17.121877	18.656920	8.97%	7,167
2013	13.198038	17.121877	29.73%	8,026
2012	11.467594	13.198038	15.09%	9,276
2011	11.654976	11.467594	-1.61%	11,148
2010	10.194967	11.654976	14.32%	11,792
2009	8.070097	10.194967	26.33%	18,203
2008	13.322470	8.070097	-39.42%	18,508
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	31.861602	35.900554	12.68%	0
2016	27.343699	31.861602	16.52%	0
2015	29.440625	27.343699	-7.12%	0
2014	26.648309	29.440625	10.48%	0
2013	19.146137	26.648309	39.18%	0
2012	16.441520	19.146137	16.45%	0
2011	17.034513	16.441520	-3.48%	0
2010	13.985273	17.034513	21.80%	0
2009	10.327953	13.985273	35.41%	0
2008	16.831461	10.327953	-38.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	17.981204	20.216929	12.43%	0
2016	15.481489	17.981204	16.15%	0
2015	16.703271	15.481489	-7.31%	0
2014	15.156805	16.703271	10.20%	0
2013	10.920212	15.156805	38.80%	572
2012	9.402876	10.920212	16.14%	572
2011	9.759032	9.402876	-3.65%	572
2010	8.034927	9.759032	21.46%	572
2009	5.947249	8.034927	35.10%	0
2008	9.719494	5.947249	-38.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.446335	11.319328	8.36%	308
2016	9.348339	10.446335	11.75%	747
2015	9.700922	9.348339	-3.63%	594
2014*	10.000000	9.700922	-2.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.080258	12.110606	9.30%	0
2016	10.909064	11.080258	1.57%	0
2015	11.907130	10.909064	-8.38%	0
2014	12.027758	11.907130	-1.00%	0
2013	13.042689	12.027758	-7.78%	0
2012	12.557857	13.042689	3.86%	0
2011	11.735153	12.557857	7.01%	0
2010	10.870871	11.735153	7.95%	0
2009*	10.000000	10.870871	8.71%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.455698	11.448769	-0.06%	0
2016	11.456652	11.455698	-0.01%	0
2015	11.583367	11.456652	-1.09%	3,994
2014	11.648781	11.583367	-0.56%	3,994
2013	11.829684	11.648781	-1.53%	3,994
2012	11.334165	11.829684	4.37%	3,994
2011	11.368465	11.334165	-0.30%	3,994
2010	10.950340	11.368465	3.82%	9,676
2009*	10.000000	10.950340	9.50%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.264216	12.64%	3,029
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.341521	13.361939	29.21%	2,570
2016*	10.000000	10.341521	3.42%	25,861
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.226803	17.774922	24.94%	0
2016	14.776189	14.226803	-3.72%	0
2015	14.949853	14.776189	-1.16%	0
2014	16.248018	14.949853	-7.99%	0
2013	12.853785	16.248018	26.41%	0
2012	10.682309	12.853785	20.33%	0
2011	13.029198	10.682309	-18.01%	0
2010	11.997804	13.029198	8.60%	0
2009	9.753246	11.997804	23.01%	0
2008	17.630966	9.753246	-44.68%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	26.468211	28.181545	6.47%	0
2016	21.033117	26.468211	25.84%	0
2015	22.253505	21.033117	-5.48%	0
2014	21.798064	22.253505	2.09%	0
2013	15.819387	21.798064	37.79%	0
2012	13.642495	15.819387	15.96%	0
2011	14.507525	13.642495	-5.96%	0
2010	11.666955	14.507525	24.35%	0
2009	8.986861	11.666955	29.82%	0
2008	15.015934	8.986861	-40.15%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.746583	7.495412	-3.24%	0
2016	5.472537	7.746583	41.55%	679
2015	8.353783	5.472537	-34.49%	79
2014	10.494193	8.353783	-20.40%	119
2013	9.639938	10.494193	8.86%	0
2012*	10.000000	9.639938	-3.60%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.901931	7.667059	-2.97%	0
2016	5.570736	7.901931	41.85%	0
2015	8.480770	5.570736	-34.31%	394
2014	10.621708	8.480770	-20.16%	394
2013	9.736026	10.621708	9.10%	394
2012*	10.000000	9.736026	-2.64%	3,512
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.032522	29.854838	24.23%	60
2016	22.597610	24.032522	6.35%	145
2015	23.574819	22.597610	-4.15%	113
2014	24.342431	23.574819	-3.15%	0
2013	16.416717	24.342431	48.28%	0
2012	15.419739	16.416717	6.47%	0
2011	16.375138	15.419739	-5.83%	0
2010	13.086941	16.375138	25.13%	0
2009*	10.000000	13.086941	30.87%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	20.790781	24.325379	17.00%	1,084
2016	18.974027	20.790781	9.57%	1,915
2015	18.963141	18.974027	0.06%	2,416
2014	17.588596	18.963141	7.81%	2,405
2013	13.246790	17.588596	32.78%	2,393
2012	11.453411	13.246790	15.66%	2,437
2011	10.945407	11.453411	4.64%	2,556
2010	9.836180	10.945407	11.28%	18,754
2009	8.284897	9.836180	18.72%	19,577
2008	14.161326	8.284897	-41.50%	3,482
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	16.311356	20.130013	23.41%	0
2016	16.667006	16.311356	-2.13%	0
2015	16.498880	16.667006	1.02%	86
2014	17.879859	16.498880	-7.72%	86
2013	14.767836	17.879859	21.07%	150
2012	13.109573	14.767836	12.65%	152
2011	16.495063	13.109573	-20.52%	152
2010	16.031379	16.495063	2.89%	230
2009	12.095103	16.031379	32.54%	153
2008	26.245102	12.095103	-53.91%	220
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	19.134653	24.856079	29.90%	34
2016	18.949644	19.134653	0.98%	22
2015	17.328010	18.949644	9.36%	22
2014	15.429684	17.328010	12.30%	22
2013	11.416706	15.429684	35.15%	37
2012	9.966445	11.416706	14.55%	37
2011	10.444370	9.966445	-5.05%	37
2010	9.639510	10.444370	8.35%	37
2009	7.126913	9.639510	35.26%	83
2008	12.005162	7.126913	-40.63%	132
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	34.370068	38.264466	11.33%	889
2016	27.917615	34.370068	23.11%	925
2015	30.008373	27.917615	-6.97%	1,068
2014	27.921183	30.008373	7.48%	1,154
2013	20.563869	27.921183	35.78%	1,425
2012	17.596076	20.563869	16.87%	1,959
2011	19.519389	17.596076	-9.85%	2,018
2010	15.630287	19.519389	24.88%	2,216
2009	11.106443	15.630287	40.73%	2,784
2008	17.522539	11.106443	-36.62%	2,552

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.296183	17.158871	12.18%	695
2016	14.936588	15.296183	2.41%	721
2015	15.294106	14.936588	-2.34%	9,442
2014	15.209523	15.294106	0.56%	9,482
2013	13.475079	15.209523	12.87%	9,521
2012	12.421855	13.475079	8.48%	9,551
2011	13.067152	12.421855	-4.94%	26,239
2010	12.067934	13.067152	8.28%	833
2009*	10.000000	12.067934	20.68%	37
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.897741	13.502950	13.49%	0
2016	10.468677	11.897741	13.65%	0
2015	10.885861	10.468677	-3.83%	0
2014*	10.000000	10.885861	8.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	31.853397	35.322272	10.89%	412
2016	25.681086	31.853397	24.03%	346
2015	26.653429	25.681086	-3.65%	617
2014	25.701853	26.653429	3.70%	790
2013	18.515066	25.701853	38.82%	841
2012	16.216298	18.515066	14.18%	870
2011	16.345769	16.216298	-0.79%	1,175
2010	13.168297	16.345769	24.13%	1,236
2009	10.676550	13.168297	23.34%	1,268
2008	15.665780	10.676550	-31.85%	1,299
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	22.991379	27.567471	19.90%	1,083
2016	20.862732	22.991379	10.20%	1,290
2015	20.916653	20.862732	-0.26%	1,518
2014	18.693392	20.916653	11.89%	1,530
2013	14.352370	18.693392	30.25%	1,789
2012	12.570847	14.352370	14.17%	1,774
2011	12.507672	12.570847	0.51%	2,587
2010	11.040495	12.507672	13.29%	2,714
2009	8.858701	11.040495	24.63%	4,144
2008	14.286318	8.858701	-37.99%	9,032
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.191114	30.123685	19.58%	886
2016	22.913374	25.191114	9.94%	916
2015	23.026970	22.913374	-0.49%	976
2014	20.637688	23.026970	11.58%	1,051
2013	15.883952	20.637688	29.93%	796
2012	13.944066	15.883952	13.91%	2,768
2011	13.909099	13.944066	0.25%	5,515
2010	12.309860	13.909099	12.99%	5,510
2009	9.899907	12.309860	24.34%	3,066
2008	16.010968	9.899907	-38.17%	3,093

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.868420	22.606528	13.78%	0
2016	18.246750	19.868420	8.89%	0
2015	19.106869	18.246750	-4.50%	0
2014	17.071719	19.106869	11.92%	0
2013	12.881288	17.071719	32.53%	0
2012	11.661520	12.881288	10.46%	0
2011	11.715191	11.661520	-0.46%	0
2010	10.343005	11.715191	13.27%	0
2009	7.838577	10.343005	31.95%	0
2008	12.117395	7.838577	-35.31%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.401626	10.614841	2.05%	0
2016	9.677816	10.401626	7.48%	0
2015	9.908563	9.677816	-2.33%	0
2014*	10.000000	9.908563	-0.91%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	24.187128	25.427487	5.13%	981
2016	21.407070	24.187128	12.99%	792
2015	22.307335	21.407070	-4.04%	3,705
2014	22.078182	22.307335	1.04%	3,705
2013	20.969237	22.078182	5.29%	3,915
2012	18.596458	20.969237	12.76%	3,915
2011	17.965960	18.596458	3.51%	1,114
2010	15.921725	17.965960	12.84%	1,537
2009	10.584904	15.921725	50.42%	1,699
2008	14.518440	10.584904	-27.09%	1,316
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.053636	12.068197	9.18%	1,186
2016	11.730062	11.053636	-5.77%	1,209
2015	12.708289	11.730062	-7.70%	1,234
2014	13.055926	12.708289	-2.66%	1,366
2013	11.397916	13.055926	14.55%	1,985
2012	10.501314	11.397916	8.54%	2,113
2011	11.265311	10.501314	-6.78%	2,693
2010	10.104953	11.265311	11.48%	2,819
2009	9.043538	10.104953	11.74%	530
2008	13.034384	9.043538	-30.62%	606

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.574252	15.984614	2.63%	3,970
2016	15.205313	15.574252	2.43%	5,662
2015	15.451011	15.205313	-1.59%	5,471
2014	15.090064	15.451011	2.39%	5,542
2013	15.139870	15.090064	-0.33%	5,660
2012	13.987681	15.139870	8.24%	4,221
2011	13.863540	13.987681	0.90%	3,924
2010	12.951750	13.863540	7.04%	3,824
2009	10.901268	12.951750	18.81%	3,922
2008	11.919090	10.901268	-8.54%	2,448
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	15.180988	15.538129	2.35%	2,245
2016	14.863233	15.180988	2.14%	2,342
2015	15.133123	14.863233	-1.78%	3,762
2014	14.819630	15.133123	2.12%	3,746
2013	14.910526	14.819630	-0.61%	4,250
2012	13.810474	14.910526	7.97%	4,135
2011	13.725768	13.810474	0.62%	5,333
2010	12.849379	13.725768	6.82%	6,379
2009	10.840249	12.849379	18.53%	4,641
2008	11.886359	10.840249	-8.80%	7,151
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	16.195404	18.204733	12.41%	0
2016	15.936811	16.195404	1.62%	0
2015	16.150804	15.936811	-1.32%	0
2014	15.491057	16.150804	4.26%	0
2013	13.591894	15.491057	13.97%	0
2012	12.255508	13.591894	10.90%	0
2011	12.766047	12.255508	-4.00%	0
2010	11.337397	12.766047	12.60%	0
2009	8.913040	11.337397	27.20%	0
2008	12.693427	8.913040	-29.78%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	14.932855	16.756412	12.21%	0
2016	14.718702	14.932855	1.45%	0
2015	14.929123	14.718702	-1.41%	0
2014	14.339247	14.929123	4.11%	0
2013	12.602344	14.339247	13.78%	0
2012	11.382506	12.602344	10.72%	0
2011	11.872251	11.382506	-4.13%	0
2010	10.560103	11.872251	12.43%	0
2009	8.313535	10.560103	27.02%	0
2008	11.853973	8.313535	-29.87%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	14.274698	16.715495	17.10%	0
2016	14.138292	14.274698	0.96%	0
2015	14.336060	14.138292	-1.38%	0
2014	13.742029	14.336060	4.32%	0
2013	11.386504	13.742029	20.69%	0
2012	10.007866	11.386504	13.78%	0
2011	10.822525	10.007866	-7.53%	0
2010	9.443000	10.822525	14.61%	0
2009	7.208594	9.443000	31.00%	0
2008	11.396037	7.208594	-36.74%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	12.906270	15.086936	16.90%	0
2016	12.803803	12.906270	0.80%	0
2015	13.003040	12.803803	-1.53%	0
2014	12.487487	13.003040	4.13%	0
2013	10.368203	12.487487	20.44%	0
2012	9.130455	10.368203	13.56%	0
2011	9.894354	9.130455	-7.72%	0
2010	8.644484	9.894354	14.46%	0
2009	6.617910	8.644484	30.62%	0
2008	10.472680	6.617910	-36.81%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	17.830374	20.448095	14.68%	0
2016	16.866440	17.830374	5.72%	0
2015	17.010927	16.866440	-0.85%	0
2014	15.663135	17.010927	8.60%	0
2013	13.286655	15.663135	17.89%	0
2012	11.716916	13.286655	13.40%	0
2011	12.343331	11.716916	-5.07%	0
2010	10.604528	12.343331	16.40%	0
2009	7.769465	10.604528	36.49%	0
2008	11.937303	7.769465	-34.91%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	18.159294	20.802042	14.55%	254
2016	17.206294	18.159294	5.54%	264
2015	17.379132	17.206294	-0.99%	349
2014	16.012677	17.379132	8.53%	359
2013	13.607820	16.012677	17.67%	359
2012	12.013949	13.607820	13.27%	3,041
2011	12.662481	12.013949	-5.12%	3,384
2010	10.900185	12.662481	16.17%	3,621
2009	7.988083	10.900185	36.46%	3,927
2008	12.296617	7.988083	-35.04%	4,126

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	15.604208	19.051890	22.09%	0
2016	15.392869	15.604208	1.37%	0
2015	15.425053	15.392869	-0.21%	0
2014	14.101236	15.425053	9.39%	0
2013	10.328855	14.101236	36.52%	0
2012	8.539958	10.328855	20.95%	0
2011	8.895408	8.539958	-4.00%	0
2010	7.637396	8.895408	16.47%	0
2009	5.696134	7.637396	34.08%	0
2008	9.818049	5.696134	-41.98%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	15.220331	18.544366	21.84%	363
2016	15.028410	15.220331	1.28%	395
2015	15.079592	15.028410	-0.34%	433
2014	13.813496	15.079592	9.17%	472
2013	10.128120	13.813496	36.39%	512
2012	8.398535	10.128120	20.59%	551
2011	8.755582	8.398535	-4.08%	590
2010	7.522360	8.755582	16.39%	676
2009	5.615577	7.522360	33.96%	110
2008	9.705560	5.615577	-42.14%	294
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	18.816238	20.939842	11.29%	9,833
2016	16.176888	18.816238	16.32%	9,809
2015	17.097331	16.176888	-5.38%	9,776
2014	15.951988	17.097331	7.18%	9,873
2013	12.631785	15.951988	26.28%	9,839
2012	10.926943	12.631785	15.60%	9,795
2011	10.981848	10.926943	-0.50%	10,159
2010	9.672626	10.981848	13.54%	10,050
2009	7.540500	9.672626	28.28%	10,137
2008	13.341223	7.540500	-43.48%	10,207
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	19.972000	22.195607	11.13%	4,656
2016	17.198784	19.972000	16.12%	7,566
2015	18.205792	17.198784	-5.53%	26,204
2014	17.012356	18.205792	7.02%	26,014
2013	13.490909	17.012356	26.10%	26,816
2012	11.683333	13.490909	15.47%	29,652
2011	11.765833	11.683333	-0.70%	19,693
2010	10.378541	11.765833	13.37%	24,629
2009	8.099981	10.378541	28.13%	23,567
2008	14.358071	8.099981	-43.59%	14,665

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	11.139017	11.063726	-0.68%	2
2016	11.267992	11.139017	-1.14%	2
2015	11.418989	11.267992	-1.32%	2
2014	11.574094	11.418989	-1.34%	2
2013	11.729072	11.574094	-1.32%	2
2012	11.873872	11.729072	-1.22%	2
2011	12.022792	11.873872	-1.24%	2
2010	12.157778	12.022792	-1.11%	2
2009	12.235946	12.157778	-0.64%	2
2008	12.038806	12.235946	1.64%	2
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	17.662645	20.347450	15.20%	0
2016	15.441581	17.662645	14.38%	0
2015	16.029733	15.441581	-3.67%	0
2014	14.720163	16.029733	8.90%	0
2013	11.180531	14.720163	31.66%	0
2012	9.572416	11.180531	16.80%	0
2011	9.552728	9.572416	0.21%	0
2010	8.445104	9.552728	13.12%	0
2009	6.732175	8.445104	25.44%	0
2008	11.720869	6.732175	-42.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	17.697617	20.359678	15.04%	1,603
2016	15.490276	17.697617	14.25%	1,660
2015	16.111239	15.490276	-3.85%	1,698
2014	14.816372	16.111239	8.74%	1,690
2013	11.271419	14.816372	31.45%	1,915
2012	9.662809	11.271419	16.65%	2,133
2011	9.663454	9.662809	-0.01%	2,877
2010	8.551569	9.663454	13.00%	5,088
2009	6.824828	8.551569	25.30%	4,840
2008	11.907350	6.824828	-42.68%	4,854
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	15.433312	20.554993	33.19%	0
2016	15.533095	15.433312	-0.64%	0
2015	14.708331	15.533095	5.61%	0
2014	13.409338	14.708331	9.69%	397
2013	9.979733	13.409338	34.37%	397
2012	8.831964	9.979733	13.00%	397
2011	8.939955	8.831964	-1.21%	585
2010	7.304891	8.939955	22.38%	585
2009	5.778363	7.304891	26.42%	585
2008	11.101107	5.778363	-47.95%	585

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	11.751012	15.629083	33.00%	5,376
2016	11.846236	11.751012	-0.80%	7,968
2015	11.232796	11.846236	5.46%	12,307
2014	10.256919	11.232796	9.51%	12,287
2013	7.644988	10.256919	34.17%	12,455
2012	6.774179	7.644988	12.85%	13,027
2011	6.868917	6.774179	-1.38%	15,153
2010	5.621461	6.868917	22.19%	18,522
2009	4.453073	5.621461	26.24%	18,952
2008	8.567083	4.453073	-48.02%	22,527
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	15.153845	16.006934	5.63%	0
2016	13.430376	15.153845	12.83%	0
2015	14.145459	13.430376	-5.06%	0
2014	14.186596	14.145459	-0.29%	0
2013	13.582899	14.186596	4.44%	0
2012	12.057540	13.582899	12.65%	0
2011	11.760456	12.057540	2.53%	0
2010	10.476806	11.760456	12.25%	0
2009	7.386639	10.476806	41.83%	0
2008	9.992160	7.386639	-26.08%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	16.023593	16.900719	5.47%	489
2016	14.226497	16.023593	12.63%	471
2015	15.001102	14.226497	-5.16%	451
2014	15.070122	15.001102	-0.46%	240
2013	14.452803	15.070122	4.27%	530
2012	12.855040	14.452803	12.43%	530
2011	12.563698	12.855040	2.32%	1,584
2010	11.203726	12.563698	12.14%	1,567
2009	7.916272	11.203726	41.53%	1,804
2008	10.719694	7.916272	-26.15%	2,711
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	17.867419	21.454318	20.08%	20
2016	16.191016	17.867419	10.35%	20
2015	16.196474	16.191016	-0.03%	20
2014	14.456311	16.196474	12.04%	1,136
2013	11.081126	14.456311	30.46%	1,139
2012	9.690781	11.081126	14.35%	4,583
2011	9.626846	9.690781	0.66%	4,742
2010	8.483944	9.626846	13.47%	5,598
2009	6.792735	8.483944	24.90%	7,332
2008	10.929611	6.792735	-37.85%	7,298

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	18.794053	19.322855	2.81%	0
2016	18.188153	18.794053	3.33%	0
2015	18.547470	18.188153	-1.94%	128
2014	17.765924	18.547470	4.40%	124
2013	18.334979	17.765924	-3.10%	123
2012	17.551287	18.334979	4.47%	102
2011	16.575224	17.551287	5.89%	335
2010	15.585586	16.575224	6.35%	405
2009	13.652275	15.585586	14.16%	483
2008	14.303908	13.652275	-4.56%	931
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	58.893336	70.129590	19.08%	0
2016	53.247367	58.893336	10.60%	0
2015	54.797939	53.247367	-2.83%	0
2014	52.306767	54.797939	4.76%	0
2013	38.969037	52.306767	34.23%	0
2012	34.425613	38.969037	13.20%	0
2011	39.084520	34.425613	-11.92%	0
2010	30.783205	39.084520	26.97%	0
2009	22.286444	30.783205	38.13%	0
2008	37.347282	22.286444	-40.33%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.092147	42.918726	18.91%	2,578
2016	32.687310	36.092147	10.42%	4,500
2015	33.683245	32.687310	-2.96%	5,065
2014	32.201870	33.683245	4.60%	4,925
2013	24.024777	32.201870	34.04%	6,079
2012	21.258518	24.024777	13.01%	6,818
2011	24.172253	21.258518	-12.05%	8,323
2010	19.057700	24.172253	26.84%	9,886
2009	13.823390	19.057700	37.87%	7,948
2008	23.202677	13.823390	-40.42%	11,519
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	13.245463	17.000872	28.35%	0
2016	14.150980	13.245463	-6.40%	0
2015	13.860840	14.150980	2.09%	0
2014	15.299086	13.860840	-9.40%	0
2013	11.895035	15.299086	28.62%	0
2012	10.003352	11.895035	18.91%	0
2011	12.250577	10.003352	-18.34%	0
2010	10.990196	12.250577	11.47%	0
2009	8.811111	10.990196	24.73%	0
2008	15.911522	8.811111	-44.62%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	10.405854	13.344282	28.24%	803
2016	11.134464	10.405854	-6.54%	803
2015	10.926644	11.134464	1.90%	824
2014	12.078300	10.926644	-9.53%	170
2013	9.406040	12.078300	28.41%	195
2012	7.920890	9.406040	18.75%	195
2011	9.713421	7.920890	-18.45%	195
2010	8.726686	9.713421	11.31%	214
2009	7.008467	8.726686	24.52%	447
2008	12.677626	7.008467	-44.72%	887
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	20.497204	23.362717	13.98%	0
2016	18.567635	20.497204	10.39%	0
2015	18.976717	18.567635	-2.16%	0
2014	17.282503	18.976717	9.80%	0
2013	13.242560	17.282503	30.51%	0
2012	11.112587	13.242560	19.17%	0
2011	11.559074	11.112587	-3.86%	0
2010	9.952350	11.559074	16.14%	0
2009	7.087423	9.952350	40.42%	0
2008	13.436831	7.087423	-47.25%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	20.009539	22.772910	13.81%	479
2016	18.156568	20.009539	10.21%	487
2015	18.585903	18.156568	-2.31%	495
2014	16.956983	18.585903	9.61%	503
2013	13.004036	16.956983	30.40%	503
2012	10.935283	13.004036	18.92%	503
2011	11.389689	10.935283	-3.99%	503
2010	9.824581	11.389689	15.93%	658
2009	7.008219	9.824581	40.19%	658
2008	13.304522	7.008219	-47.32%	658
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	24.637573	28.975215	17.61%	0
2016	22.811576	24.637573	8.00%	0
2015	23.852398	22.811576	-4.36%	0
2014	22.662174	23.852398	5.25%	0
2013	17.610590	22.662174	28.68%	0
2012	14.045594	17.610590	25.38%	0
2011	15.619513	14.045594	-10.08%	0
2010	12.520768	15.619513	24.75%	0
2009	8.063770	12.520768	55.27%	0
2008	16.742451	8.063770	-51.84%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	22.785868	26.769358	17.48%	813
2016	21.137002	22.785868	7.80%	865
2015	22.132378	21.137002	-4.50%	901
2014	21.063387	22.132378	5.08%	1,041
2013	16.401005	21.063387	28.43%	1,038
2012	13.084626	16.401005	25.35%	1,041
2011	14.581129	13.084626	-10.26%	1,210
2010	11.699181	14.581129	24.63%	1,075
2009	7.546348	11.699181	55.03%	1,142
2008	15.703587	7.546348	-51.95%	964
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.037157	14.402300	10.47%	0
2016	11.676101	13.037157	11.66%	0
2015	12.620008	11.676101	-7.48%	0
2014	12.438455	12.620008	1.46%	0
2013	10.187087	12.438455	22.10%	0
2012	8.953922	10.187087	13.77%	0
2011	9.218340	8.953922	-2.87%	0
2010	8.475367	9.218340	8.77%	0
2009	6.595954	8.475367	28.49%	0
2008*	10.000000	6.595954	-34.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	24.029266	28.648240	19.22%	1,579
2016	20.938311	24.029266	14.76%	2,909
2015	21.975508	20.938311	-4.72%	3,159
2014	20.435802	21.975508	7.53%	3,267
2013	15.928558	20.435802	28.30%	3,412
2012	14.394442	15.928558	10.66%	2,909
2011	13.727123	14.394442	4.86%	3,201
2010	11.505572	13.727123	19.31%	3,198
2009	9.911376	11.505572	16.08%	3,900
2008	13.752515	9.911376	-27.93%	4,428
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.484571	19.030603	15.44%	172
2016	15.545223	16.484571	6.04%	172
2015	16.818983	15.545223	-7.57%	297
2014	19.132052	16.818983	-12.09%	411
2013	15.732297	19.132052	21.61%	411
2012	13.447364	15.732297	16.99%	411
2011	15.220884	13.447364	-11.65%	411
2010	14.197382	15.220884	7.21%	411
2009	10.478730	14.197382	35.49%	482
2008	17.773508	10.478730	-41.04%	485

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.435769	21.850063	25.32%	1,070
2016	17.324298	17.435769	0.64%	822
2015	16.765014	17.324298	3.34%	976
2014	15.711056	16.765014	6.71%	1,039
2013	11.392344	15.711056	37.91%	1,142
2012	10.184207	11.392344	11.86%	1,137
2011	11.028020	10.184207	-7.65%	1,057
2010	9.349549	11.028020	17.95%	1,112
2009	5.721631	9.349549	63.41%	1,646
2008	11.398342	5.721631	-49.80%	975
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	21.716458	25.189509	15.99%	2,246
2016	18.816433	21.716458	15.41%	2,387
2015	20.333543	18.816433	-7.46%	2,623
2014	18.892478	20.333543	7.63%	2,724
2013	14.117594	18.892478	33.82%	3,246
2012	12.033866	14.117594	17.32%	3,351
2011	12.460889	12.033866	-3.43%	3,789
2010	10.917691	12.460889	14.13%	4,133
2009	8.618740	10.917691	26.67%	3,314
2008	13.609161	8.618740	-36.67%	2,501
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	16.567666	18.498037	11.65%	470
2016	15.230524	16.567666	8.78%	470
2015	16.384350	15.230524	-7.04%	470
2014	15.357512	16.384350	6.69%	470
2013	12.044643	15.357512	27.50%	470
2012	10.721481	12.044643	12.34%	470
2011	10.874777	10.721481	-1.41%	470
2010	10.062033	10.874777	8.08%	470
2009	7.950038	10.062033	26.57%	470
2008	11.536203	7.950038	-31.09%	470
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.139450	17.972454	11.36%	0
2016	14.869851	16.139450	8.54%	0
2015	16.035955	14.869851	-7.27%	0
2014	15.072727	16.035955	6.39%	0
2013	11.850038	15.072727	27.20%	34
2012	10.573204	11.850038	12.08%	34
2011	10.749151	10.573204	-1.64%	34
2010	9.973707	10.749151	7.77%	34
2009	7.899671	9.973707	26.25%	140
2008	11.492649	7.899671	-31.26%	252

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	21.440805	25.959313	21.07%	162
2016	21.885884	21.440805	-2.03%	176
2015	22.781332	21.885884	-3.93%	193
2014	23.072377	22.781332	-1.26%	211
2013	19.700578	23.072377	17.12%	229
2012	17.327527	19.700578	13.70%	247
2011	18.884645	17.327527	-8.25%	265
2010	16.999569	18.884645	11.09%	283
2009	12.772895	16.999569	33.09%	303
2008	21.778275	12.772895	-41.35%	334
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	21.782504	24.695183	13.37%	595
2016	19.464812	21.782504	11.91%	595
2015	20.559411	19.464812	-5.32%	595
2014	19.955882	20.559411	3.02%	595
2013	15.703889	19.955882	27.08%	595
2012	14.347524	15.703889	9.45%	595
2011	15.534258	14.347524	-7.64%	595
2010	13.799263	15.534258	12.57%	595
2009	10.742527	13.799263	28.45%	625
2008	15.234533	10.742527	-29.49%	657
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.920952	16.822434	20.84%	0
2016	14.005117	13.920952	-0.60%	0
2015	14.027576	14.005117	-0.16%	0
2014	13.161748	14.027576	6.58%	0
2013	9.737491	13.161748	35.17%	0
2012*	10.000000	9.737491	-2.63%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.786616	16.612561	20.50%	73
2016	13.895240	13.786616	-0.78%	73
2015	13.940168	13.895240	-0.32%	73
2014	13.121647	13.940168	6.24%	73
2013	9.737053	13.121647	34.76%	198
2012*	10.000000	9.737053	-2.63%	73
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.716969	16.005076	16.68%	191
2016	14.270672	13.716969	-3.88%	191
2015	15.783355	14.270672	-9.58%	13,519
2014	16.888577	15.783355	-6.54%	13,519
2013	13.681267	16.888577	23.44%	13,519
2012	11.637337	13.681267	17.56%	15,193
2011	12.712334	11.637337	-8.46%	19,580
2010	11.857519	12.712334	7.21%	1,451
2009*	10.000000	11.857519	18.58%	48

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.880214	11.198487	26.11%	0
2016	7.452718	8.880214	19.15%	0
2015	9.450062	7.452718	-21.14%	0
2014*	10.000000	9.450062	-5.50%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	14.827155	18.529828	24.97%	1,215
2016	14.366375	14.827155	3.21%	1,442
2015	13.944875	14.366375	3.02%	4,012
2014	13.021278	13.944875	7.09%	4,129
2013	9.619347	13.021278	35.37%	4,504
2012	8.375723	9.619347	14.85%	4,751
2011	9.047898	8.375723	-7.43%	4,830
2010	7.098528	9.047898	27.46%	6,265
2009	5.094257	7.098528	39.34%	5,937
2008	10.668358	5.094257	-52.25%	6,058
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.662143	25.751563	24.63%	239
2016	19.250337	20.662143	7.33%	239
2015	19.941669	19.250337	-3.47%	239
2014	21.852311	19.941669	-8.74%	239
2013	15.685776	21.852311	39.31%	527
2012	13.152352	15.685776	19.26%	258
2011	14.895124	13.152352	-11.70%	387
2010	11.106934	14.895124	34.11%	408
2009	6.910626	11.106934	60.72%	492
2008	11.582890	6.910626	-40.34%	986
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	24.868590	28.790056	15.77%	729
2016	22.155801	24.868590	12.24%	725
2015	22.670745	22.155801	-2.27%	733
2014	20.853444	22.670745	8.71%	729
2013	15.589493	20.853444	33.77%	647
2012	13.637384	15.589493	14.31%	641
2011	13.888398	13.637384	-1.81%	4,615
2010	12.658525	13.888398	9.72%	629
2009	10.479072	12.658525	20.80%	1,302
2008	15.794052	10.479072	-33.65%	1,191
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.073429	20.109857	25.11%	0
2016	15.690071	16.073429	2.44%	0
2015	14.959329	15.690071	4.88%	0
2014	14.994200	14.959329	-0.23%	0
2013	11.908476	14.994200	25.91%	527
2012	10.412896	11.908476	14.36%	0
2011	10.746091	10.412896	-3.10%	0
2010*	10.000000	10.746091	7.46%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.165409	12.846723	26.38%	314
2016	9.735409	10.165409	4.42%	304
2015*	10.000000	9.735409	-2.65%	757
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.523340	14.127695	4.47%	0
2016	12.949079	13.523340	4.43%	0
2015	13.236449	12.949079	-2.17%	0
2014	12.473881	13.236449	6.11%	0
2013	12.718376	12.473881	-1.92%	0
2012	11.807386	12.718376	7.72%	0
2011	11.354982	11.807386	3.98%	0
2010	10.771586	11.354982	5.42%	0
2009	9.982568	10.771586	7.90%	0
2008	11.300746	9.982568	-11.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.142854	26.897341	6.98%	0
2016	21.200786	25.142854	18.59%	0
2015	22.489885	21.200786	-5.73%	0
2014	20.184237	22.489885	11.42%	0
2013	15.538866	20.184237	29.90%	0
2012	13.763734	15.538866	12.90%	0
2011	13.884154	13.763734	-0.87%	0
2010	12.438227	13.884154	11.62%	0
2009*	10.000000	12.438227	24.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.658572	17.887451	14.23%	7,647
2016	14.561756	15.658572	7.53%	7,303
2015	14.617188	14.561756	-0.38%	7,791
2014	14.112912	14.617188	3.57%	8,494
2013	11.604010	14.112912	21.62%	8,811
2012	10.165503	11.604010	14.15%	12,331
2011	10.209472	10.165503	-0.43%	14,336
2010	9.238844	10.209472	10.51%	15,762
2009	7.588470	9.238844	21.75%	9,994
2008	10.954073	7.588470	-30.72%	3,667
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.691765	11.904800	1.82%	1,457
2016	11.545328	11.691765	1.27%	1,457
2015	11.730420	11.545328	-1.58%	6,304
2014	11.327043	11.730420	3.56%	6,304
2013	11.785385	11.327043	-3.89%	6,304
2012	11.381759	11.785385	3.55%	6,304
2011	10.912484	11.381759	4.30%	1,457
2010	10.436622	10.912484	4.56%	1,457
2009	9.433308	10.436622	10.64%	455
2008	10.609831	9.433308	-11.09%	416

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.060828	20.751253	29.20%	735
2016	16.249589	16.060828	-1.16%	152
2015	15.460382	16.249589	5.10%	167
2014	15.389466	15.460382	0.46%	171
2013	12.126730	15.389466	26.91%	170
2012	10.069132	12.126730	20.43%	172
2011	11.254382	10.069132	-10.53%	174
2010	10.249994	11.254382	9.80%	799
2009	7.337562	10.249994	39.69%	1,093
2008	12.121527	7.337562	-39.47%	1,011
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.701120	21.056256	26.08%	3,455
2016	15.522153	16.701120	7.60%	2,701
2015	14.784351	15.522153	4.99%	2,701
2014	13.867974	14.784351	6.61%	2,701
2013	10.846099	13.867974	27.86%	3,135
2012	9.365156	10.846099	15.81%	3,135
2011	9.960000	9.365156	-5.97%	3,135
2010	8.542120	9.960000	16.60%	4,627
2009	6.239296	8.542120	36.91%	5,658
2008	11.337557	6.239296	-44.97%	3,408
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.677198	17.654577	20.29%	859
2016	13.392624	14.677198	9.59%	0
2015	13.429965	13.392624	-0.28%	0
2014	12.350590	13.429965	8.74%	0
2013	9.415433	12.350590	31.17%	0
2012	8.153379	9.415433	15.48%	0
2011	8.453715	8.153379	-3.55%	164
2010	7.721847	8.453715	9.48%	294
2009	5.989361	7.721847	28.93%	294
2008	9.802828	5.989361	-38.90%	294
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.648584	11.215055	5.32%	0
2016	9.455373	10.648584	12.62%	5,331
2015	9.841374	9.455373	-3.92%	5,331
2014*	10.000000	9.841374	-1.59%	5,331

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.321839	17.627414	23.08%	0
2016	12.785655	14.321839	12.01%	0
2015	13.117078	12.785655	-2.53%	847
2014	12.478109	13.117078	5.12%	1,910
2013	8.812490	12.478109	41.60%	1,910
2012	7.646121	8.812490	15.25%	1,910
2011	8.773136	7.646121	-12.85%	1,694
2010	7.707297	8.773136	13.83%	656
2009	5.107601	7.707297	50.90%	14
2008*	10.000000	5.107601	-48.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.234054	18.997364	17.02%	0
2016	14.944431	16.234054	8.63%	0
2015	15.198163	14.944431	-1.67%	0
2014	13.929269	15.198163	9.11%	0
2013	10.175248	13.929269	36.89%	0
2012	9.251044	10.175248	9.99%	0
2011	9.685356	9.251044	-4.48%	0
2010	7.944449	9.685356	21.91%	0
2009	6.122477	7.944449	29.76%	0
2008*	10.000000	6.122477	-38.78%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.108569	18.810013	16.77%	0
2016	14.829315	16.108569	8.63%	0
2015	15.095404	14.829315	-1.76%	0
2014	13.846726	15.095404	9.02%	0
2013	10.130566	13.846726	36.68%	0
2012	9.219979	10.130566	9.88%	0
2011	9.661405	9.219979	-4.57%	0
2010	7.926029	9.661405	21.89%	0
2009	6.120582	7.926029	29.50%	0
2008*	10.000000	6.120582	-38.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.261408	15.673140	18.19%	0
2016	12.404890	13.261408	6.90%	0
2015	12.799134	12.404890	-3.08%	0
2014	12.415957	12.799134	3.09%	0
2013	9.720625	12.415957	27.73%	0
2012	8.483576	9.720625	14.58%	0
2011	9.185337	8.483576	-7.64%	0
2010	8.099592	9.185337	13.40%	28
2009	6.355008	8.099592	27.45%	28
2008*	10.000000	6.355008	-36.45%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.922577	14.284989	10.54%	0
2016	12.344881	12.922577	4.68%	0
2015	12.647807	12.344881	-2.40%	0
2014	12.292622	12.647807	2.89%	0
2013	10.867888	12.292622	13.11%	0
2012	9.919751	10.867888	9.56%	0
2011	10.192308	9.919751	-2.67%	0
2010	9.357952	10.192308	8.92%	0
2009	7.916818	9.357952	18.20%	3,113
2008*	10.000000	7.916818	-20.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.283830	15.176331	14.25%	0
2016	12.546506	13.283830	5.88%	0
2015	12.889463	12.546506	-2.66%	0
2014	12.479625	12.889463	3.28%	0
2013	10.433676	12.479625	19.61%	0
2012	9.307046	10.433676	12.11%	0
2011	9.771043	9.307046	-4.75%	0
2010	8.812871	9.771043	10.87%	13
2009	7.194892	8.812871	22.49%	13
2008*	10.000000	7.194892	-28.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.050746	12.644413	4.93%	2,325
2016	11.676574	12.050746	3.20%	295
2015	11.923875	11.676574	-2.07%	308
2014	11.696785	11.923875	1.94%	322
2013	11.299466	11.696785	3.52%	336
2012	10.655439	11.299466	6.04%	349
2011	10.650655	10.655439	0.04%	0
2010	10.108923	10.650655	5.36%	0
2009	9.066730	10.108923	11.49%	0
2008*	10.000000	9.066730	-9.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.136291	14.769770	12.43%	0
2016	12.474867	13.136291	5.30%	0
2015	12.781824	12.474867	-2.40%	0
2014	12.390488	12.781824	3.16%	0
2013	10.661747	12.390488	16.21%	0
2012	9.618214	10.661747	10.85%	0
2011	9.982416	9.618214	-3.65%	0
2010	9.085842	9.982416	9.87%	0
2009	7.552592	9.085842	20.30%	0
2008*	10.000000	7.552592	-24.47%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.221117	15.399939	16.48%	0
2016	12.455975	13.221117	6.14%	0
2015	12.819720	12.455975	-2.84%	0
2014	12.428198	12.819720	3.15%	0
2013	10.137244	12.428198	22.60%	0
2012	8.968194	10.137244	13.04%	0
2011	9.536164	8.968194	-5.96%	0
2010	8.531026	9.536164	11.78%	0
2009	6.831944	8.531026	24.87%	0
2008*	10.000000	6.831944	-31.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.724189	13.793809	8.41%	0
2016	12.168029	12.724189	4.57%	0
2015	12.467336	12.168029	-2.40%	0
2014	12.142261	12.467336	2.68%	0
2013	11.064882	12.142261	9.74%	270
2012	10.192902	11.064882	8.55%	677
2011	10.360114	10.192902	-1.61%	677
2010	9.631751	10.360114	7.56%	996
2009	8.296674	9.631751	16.09%	589
2008*	10.000000	8.296674	-17.03%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.744891	13.126112	2.99%	0
2016	12.263219	12.744891	3.93%	0
2015	12.521223	12.263219	-2.06%	0
2014	12.081801	12.521223	3.64%	0
2013	12.485812	12.081801	-3.24%	686
2012	11.746298	12.485812	6.30%	686
2011	11.169967	11.746298	5.16%	686
2010	10.576480	11.169967	5.61%	686
2009	9.855478	10.576480	7.32%	686
2008*	10.000000	9.855478	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.453505	12.799325	2.78%	0
2016	12.021743	12.453505	3.59%	0
2015	12.294516	12.021743	-2.22%	0
2014	11.905707	12.294516	3.27%	0
2013	12.331110	11.905707	-3.45%	0
2012	11.630010	12.331110	6.03%	0
2011	11.096503	11.630010	4.81%	0
2010	10.534320	11.096503	5.34%	0
2009	9.833651	10.534320	7.13%	0
2008*	10.000000	9.833651	-1.66%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.329376	13.645255	2.37%	0
2016	13.075110	13.329376	1.94%	0
2015	13.322944	13.075110	-1.86%	0
2014	12.876674	13.322944	3.47%	0
2013	13.325910	12.876674	-3.37%	0
2012	12.611065	13.325910	5.67%	0
2011	12.054199	12.611065	4.62%	403
2010	11.302080	12.054199	6.65%	0
2009	9.839470	11.302080	14.86%	0
2008*	10.000000	9.839470	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	21.220808	29.565047	39.32%	718
2016	20.013700	21.220808	6.03%	697
2015	24.219197	20.013700	-17.36%	4,434
2014	26.043003	24.219197	-7.00%	4,430
2013	26.286642	26.043003	-0.93%	0
2012	22.777213	26.286642	15.41%	0
2011	29.828907	22.777213	-23.64%	0
2010	26.085887	29.828907	14.35%	0
2009	16.213763	26.085887	60.89%	0
2008	39.068274	16.213763	-58.50%	4
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.958086	14.057180	0.71%	10,914
2016	14.044416	13.958086	-0.61%	10,813
2015	14.252113	14.044416	-1.46%	11,991
2014	13.815890	14.252113	3.16%	11,926
2013	14.596946	13.815890	-5.35%	13,463
2012	14.358273	14.596946	1.66%	13,609
2011	13.569730	14.358273	5.81%	16,722
2010	13.127673	13.569730	3.37%	16,584
2009	12.958921	13.127673	1.30%	13,678
2008	12.194852	12.958921	6.27%	10,474
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.615956	9.526473	-0.93%	10,569
2016	9.746438	9.615956	-1.34%	13,316
2015	9.879816	9.746438	-1.35%	15,522
2014	10.015017	9.879816	-1.35%	17,313
2013	10.152069	10.015017	-1.35%	18,547
2012	10.291378	10.152069	-1.35%	22,958
2011	10.431809	10.291378	-1.35%	14,975
2010	10.574548	10.431809	-1.35%	30,056
2009	10.714761	10.574548	-1.31%	30,703
2008	10.642819	10.714761	0.68%	36,300

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.442771	10.584203	25.36%	0
2016	8.504104	8.442771	-0.72%	0
2015	8.907378	8.504104	-4.53%	0
2014	9.094737	8.907378	-2.06%	0
2013	7.841921	9.094737	15.98%	0
2012	6.899010	7.841921	13.67%	0
2011	7.770266	6.899010	-11.21%	0
2010	6.970197	7.770266	11.48%	0
2009	5.458108	6.970197	27.70%	0
2008*	10.000000	5.458108	-45.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.452207	23.895377	16.84%	1,856
2016	18.938286	20.452207	7.99%	1,851
2015	19.391008	18.938286	-2.33%	2,023
2014	18.722965	19.391008	3.57%	2,192
2013	14.915128	18.722965	25.53%	2,195
2012	13.045110	14.915128	14.34%	3,272
2011	13.764400	13.045110	-5.23%	3,211
2010	12.172017	13.764400	13.08%	5,188
2009	9.699719	12.172017	25.49%	5,414
2008	15.568689	9.699719	-37.70%	5,231
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.000404	17.541989	9.63%	379
2016	15.257174	16.000404	4.87%	379
2015	15.492881	15.257174	-1.52%	0
2014	15.016353	15.492881	3.17%	0
2013	13.420290	15.016353	11.89%	0
2012	12.437013	13.420290	7.91%	0
2011	12.496296	12.437013	-0.47%	0
2010	11.535143	12.496296	8.33%	0
2009*	10.000000	11.535143	15.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.458269	20.906382	13.26%	61
2016	17.366154	18.458269	6.29%	59
2015	17.697939	17.366154	-1.87%	58
2014	17.051415	17.697939	3.79%	0
2013	14.464860	17.051415	17.88%	0
2012	13.063036	14.464860	10.73%	0
2011	13.366494	13.063036	-2.27%	0
2010	12.094311	13.366494	10.52%	0
2009*	10.000000	12.094311	20.94%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.324416	14.934618	4.26%	3,693
2016	13.926137	14.324416	2.86%	4,397
2015	14.079438	13.926137	-1.09%	4,420
2014	13.737674	14.079438	2.49%	6,667
2013	13.283831	13.737674	3.42%	7,403
2012	12.803405	13.283831	3.75%	7,606
2011	12.608682	12.803405	1.54%	10,134
2010	12.069963	12.608682	4.46%	11,720
2009	11.216196	12.069963	7.61%	12,242
2008	12.098365	11.216196	-7.29%	16,294
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.975515	20.025903	11.41%	21,310
2016	17.006092	17.975515	5.70%	21,281
2015	17.296705	17.006092	-1.68%	21,258
2014	16.669719	17.296705	3.76%	23,610
2013	14.488708	16.669719	15.05%	27,527
2012	13.254382	14.488708	9.31%	30,088
2011	13.440816	13.254382	-1.39%	41,144
2010	12.284036	13.440816	9.42%	45,485
2009	10.452089	12.284036	17.53%	31,790
2008	13.795103	10.452089	-24.23%	32,268
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.551225	22.505004	15.11%	10,976
2016	18.268602	19.551225	7.02%	12,178
2015	18.654760	18.268602	-2.07%	12,373
2014	18.016943	18.654760	3.54%	12,448
2013	14.923856	18.016943	20.73%	13,272
2012	13.298631	14.923856	12.22%	13,739
2011	13.773146	13.298631	-3.45%	24,542
2010	12.373469	13.773146	11.31%	26,312
2009	10.083237	12.373469	22.71%	23,142
2008	14.898050	10.083237	-32.32%	26,782
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.409653	17.679917	7.74%	2,546
2016	15.736168	16.409653	4.28%	2,647
2015	15.956384	15.736168	-1.38%	2,754
2014	15.442834	15.956384	3.33%	2,866
2013	14.167297	15.442834	9.00%	2,976
2012	13.292892	14.167297	6.58%	3,398
2011	13.202114	13.292892	0.69%	3,668
2010	12.332434	13.202114	7.05%	7,822
2009	10.912225	12.332434	13.01%	8,251
2008	13.020414	10.912225	-16.19%	19,765

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	24.065497	30.226034	25.60%	2,490
2016	23.538890	24.065497	2.24%	3,860
2015	22.704674	23.538890	3.67%	3,900
2014	21.153880	22.704674	7.33%	3,920
2013	15.685978	21.153880	34.86%	4,132
2012	13.397708	15.685978	17.08%	3,727
2011	13.890956	13.397708	-3.55%	3,709
2010	12.942074	13.890956	7.33%	3,597
2009*	10.000000	12.942074	29.42%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.589221	29.570962	25.36%	9,065
2016	23.141831	23.589221	1.93%	12,878
2015	22.379286	23.141831	3.41%	16,880
2014	20.896330	22.379286	7.10%	18,371
2013	15.542499	20.896330	34.45%	20,251
2012	13.304699	15.542499	16.82%	23,915
2011	13.831503	13.304699	-3.81%	28,436
2010	12.920287	13.831503	7.05%	44,925
2009*	10.000000	12.920287	29.20%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	30.323099	34.635214	14.22%	289
2016	25.552477	30.323099	18.67%	908
2015	26.575639	25.552477	-3.85%	960
2014	24.620014	26.575639	7.94%	1,127
2013	18.757734	24.620014	31.25%	1,333
2012	16.186705	18.757734	15.88%	1,070
2011	16.836134	16.186705	-3.86%	1,075
2010	13.523070	16.836134	24.50%	1,305
2009	10.023819	13.523070	34.91%	1,315
2008	15.992674	10.023819	-37.32%	1,312
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	28.061848	31.995733	14.02%	1,684
2016	23.701372	28.061848	18.40%	1,670
2015	24.710673	23.701372	-4.08%	2,088
2014	22.943552	24.710673	7.70%	2,090
2013	17.512190	22.943552	31.01%	1,663
2012	15.137392	17.512190	15.69%	3,196
2011	15.766395	15.137392	-3.99%	3,241
2010	12.697670	15.766395	24.17%	3,208
2009	9.429556	12.697670	34.66%	4,131
2008	15.080427	9.429556	-37.47%	4,575

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.188218	12.617734	23.85%	0
2016	10.588991	10.188218	-3.78%	0
2015	10.804612	10.588991	-2.00%	175
2014	11.102585	10.804612	-2.68%	167
2013	9.295303	11.102585	19.44%	0
2012	8.156839	9.295303	13.96%	0
2011	9.148676	8.156839	-10.84%	0
2010	8.148819	9.148676	12.27%	0
2009	6.068969	8.148819	34.27%	0
2008*	10.000000	6.068969	-39.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.767566	10.632455	21.27%	0
2016	8.445892	8.767566	3.81%	0
2015	9.023426	8.445892	-6.40%	0
2014*	10.000000	9.023426	-9.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.710444	10.529668	20.89%	482
2016	8.410359	8.710444	3.57%	482
2015	9.006941	8.410359	-6.62%	482
2014*	10.000000	9.006941	-9.93%	482
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.765440	18.919071	28.13%	0
2016	14.674907	14.765440	0.62%	0
2015	14.424305	14.674907	1.74%	0
2014	13.274541	14.424305	8.66%	0
2013	10.010976	13.274541	32.60%	0
2012	8.737966	10.010976	14.57%	0
2011	9.153164	8.737966	-4.54%	0
2010	8.043060	9.153164	13.80%	14
2009	6.303040	8.043060	27.61%	14
2008*	10.000000	6.303040	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.932410	16.847068	12.82%	1,233
2016	13.043322	14.932410	14.48%	1,234
2015	13.692361	13.043322	-4.74%	1,234
2014	12.590098	13.692361	8.75%	1,323
2013	9.451663	12.590098	33.21%	1,685
2012	8.147953	9.451663	16.00%	1,894
2011	8.795065	8.147953	-7.36%	3,701
2010	7.907475	8.795065	11.22%	4,031
2009	6.291166	7.907475	25.69%	1,822
2008*	10.000000	6.291166	-37.09%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.864916	18.700975	25.81%	13
2016	14.207446	14.864916	4.63%	13
2015	14.451836	14.207446	-1.69%	13
2014	14.124232	14.451836	2.32%	0
2013	10.329616	14.124232	36.74%	0
2012	9.133713	10.329616	13.09%	0
2011	9.689752	9.133713	-5.74%	0
2010	7.766574	9.689752	24.76%	0
2009	6.213418	7.766574	25.00%	0
2008*	10.000000	6.213418	-37.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.319834	21.697417	12.31%	0
2016	16.653512	19.319834	16.01%	17
2015	17.383024	16.653512	-4.20%	0
2014	15.058030	17.383024	15.44%	0
2013	11.250215	15.058030	33.85%	0
2012	9.802270	11.250215	14.77%	0
2011	10.172277	9.802270	-3.64%	0
2010	8.619231	10.172277	18.02%	0
2009	6.696728	8.619231	28.71%	0
2008*	10.000000	6.696728	-33.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.661608	20.488558	22.97%	432
2016	15.629542	16.661608	6.60%	435
2015	15.759970	15.629542	-0.83%	798
2014	15.580190	15.759970	1.15%	443
2013	10.971357	15.580190	42.01%	446
2012	9.834257	10.971357	11.56%	477
2011	10.055156	9.834257	-2.20%	479
2010	8.147316	10.055156	23.42%	480
2009	6.493469	8.147316	25.47%	145
2008	12.312105	6.493469	-47.26%	209
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	28.924097	31.120883	7.60%	0
2016	23.281331	28.924097	24.24%	0
2015	25.112358	23.281331	-7.29%	0
2014	23.785751	25.112358	5.58%	0
2013	17.173084	23.785751	38.51%	0
2012	14.453542	17.173084	18.82%	0
2011	15.433491	14.453542	-6.35%	0
2010	12.356985	15.433491	24.90%	0
2009	9.924401	12.356985	24.51%	0
2008	14.827959	9.924401	-33.07%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	25.927685	27.817570	7.29%	367
2016	20.922416	25.927685	23.92%	556
2015	22.632167	20.922416	-7.55%	729
2014	21.488167	22.632167	5.32%	727
2013	15.555980	21.488167	38.13%	726
2012	13.107813	15.555980	18.68%	2,184
2011	14.053193	13.107813	-6.73%	2,749
2010	11.263429	14.053193	24.77%	2,712
2009	9.071627	11.263429	24.16%	2,492
2008	13.583462	9.071627	-33.22%	2,449
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	28.622253	32.045421	11.96%	0
2016	23.619894	28.622253	21.18%	240
2015	24.341165	23.619894	-2.96%	272
2014	24.474781	24.341165	-0.55%	271
2013	17.607048	24.474781	39.01%	254
2012	15.452943	17.607048	13.94%	354
2011	16.586005	15.452943	-6.83%	355
2010	13.415936	16.586005	23.63%	352
2009	10.096012	13.415936	32.88%	418
2008	16.557606	10.096012	-39.02%	508
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	28.326600	31.633806	11.68%	0
2016	23.430962	28.326600	20.89%	0
2015	24.210441	23.430962	-3.22%	133
2014	24.406084	24.210441	-0.80%	163
2013	17.602094	24.406084	38.65%	159
2012	15.485583	17.602094	13.67%	198
2011	16.664109	15.485583	-7.07%	481
2010	13.515802	16.664109	23.29%	572
2009	10.191781	13.515802	32.61%	604
2008	16.759528	10.191781	-39.19%	1,376
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	15.591742	18.495916	18.63%	0
2016	14.218081	15.591742	9.66%	0
2015	14.317881	14.218081	-0.70%	0
2014	12.980038	14.317881	10.31%	0
2013	10.060096	12.980038	29.02%	0
2012	8.957691	10.060096	12.31%	0
2011	9.045815	8.957691	-0.97%	0
2010	8.098618	9.045815	11.70%	0
2009	6.538439	8.098618	23.86%	7
2008	11.351634	6.538439	-42.40%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.899722	14.554989	4.71%	567
2016	13.145928	13.899722	5.73%	563
2015	14.125389	13.145928	-6.93%	4,804
2014	11.133697	14.125389	26.87%	4,825
2013	10.989318	11.133697	1.31%	4,959
2012	9.638248	10.989318	14.02%	6,402
2011	9.204832	9.638248	4.71%	5,903
2010	7.187353	9.204832	28.07%	2,584
2009	5.582333	7.187353	28.75%	1,838
2008*	10.000000	5.582333	-44.18%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.448295	10.470408	0.21%	0
2016	10.333404	10.448295	1.11%	0
2015	10.510667	10.333404	-1.69%	0
2014	10.602135	10.510667	-0.86%	0
2013	10.735896	10.602135	-1.25%	0
2012	10.512764	10.735896	2.12%	0
2011	10.519687	10.512764	-0.07%	0
2010	10.411702	10.519687	1.04%	0
2009	9.853625	10.411702	5.66%	400
2008*	10.000000	9.853625	-1.46%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.018018	16.971059	21.07%	0
2016	14.052606	14.018018	-0.25%	0
2015	14.823482	14.052606	-5.20%	0
2014	16.359131	14.823482	-9.39%	117
2013	13.808265	16.359131	18.47%	0
2012	11.707206	13.808265	17.95%	0
2011	13.551092	11.707206	-13.61%	0
2010	12.916734	13.551092	4.91%	0
2009*	10.000000	12.916734	29.17%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.889390	25.574514	16.84%	0
2016	20.196334	21.889390	8.38%	0
2015	20.568075	20.196334	-1.81%	0
2014	18.888557	20.568075	8.89%	0
2013	13.914592	18.888557	35.75%	0
2012	12.709959	13.914592	9.48%	0
2011	13.293024	12.709959	-4.39%	0
2010	10.968053	13.293024	21.20%	0
2009	8.459602	10.968053	29.65%	5
2008	14.161115	8.459602	-40.26%	46

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	23.264718	31.366889	34.83%	263
2016	23.562917	23.264718	-1.27%	555
2015	22.979077	23.562917	2.54%	538
2014	22.771572	22.979077	0.91%	543
2013	18.131831	22.771572	25.59%	109
2012	15.157312	18.131831	19.62%	109
2011	16.753234	15.157312	-9.53%	109
2010	14.644348	16.753234	14.40%	109
2009	10.620702	14.644348	37.88%	109
2008	18.000349	10.620702	-41.00%	109
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	22.432589	30.168490	34.49%	1,587
2016	22.774507	22.432589	-1.50%	1,621
2015	22.268409	22.774507	2.27%	3,963
2014	22.118396	22.268409	0.68%	4,068
2013	17.655560	22.118396	25.28%	528
2012	14.797523	17.655560	19.31%	610
2011	16.397909	14.797523	-9.76%	610
2010	14.366214	16.397909	14.14%	610
2009	10.450194	14.366214	37.47%	606
2008	17.753632	10.450194	-41.14%	1,358
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.284977	10.782950	4.84%	126
2016	9.786026	10.284977	5.10%	126
2015	10.149378	9.786026	-3.58%	126
2014	10.004279	10.149378	1.45%	171
2013	10.154625	10.004279	-1.48%	171
2012*	10.000000	10.154625	1.55%	171
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	18.569897	19.425767	4.61%	1,517
2016	17.713561	18.569897	4.83%	1,529
2015	18.414836	17.713561	-3.81%	4,821
2014	18.213073	18.414836	1.11%	4,835
2013	18.530323	18.213073	-1.71%	5,184
2012	16.601507	18.530323	11.62%	6,284
2011	16.719584	16.601507	-0.71%	3,416
2010	14.766890	16.719584	13.22%	16,871
2009	12.641824	14.766890	16.81%	17,041
2008	14.985518	12.641824	-15.64%	3,639
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.816007	10.997362	24.74%	0
2016	9.185747	8.816007	-4.03%	0
2015	9.030960	9.185747	1.71%	0
2014*	10.000000	9.030960	-9.69%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	20.701026	23.819767	15.07%	3,372
2016	18.853405	20.701026	9.80%	3,360
2015	18.535534	18.853405	1.71%	3,442
2014	17.019099	18.535534	8.91%	5,037
2013	13.125457	17.019099	29.66%	4,990
2012	11.410315	13.125457	15.03%	5,895
2011	11.602634	11.410315	-1.66%	6,929
2010	10.154330	11.602634	14.26%	6,940
2009	8.042000	10.154330	26.27%	7,646
2008	13.282834	8.042000	-39.46%	7,831
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	31.627154	35.618396	12.62%	103
2016	27.156205	31.627154	16.46%	103
2015	29.253569	27.156205	-7.17%	103
2014	26.492416	29.253569	10.42%	103
2013	19.043765	26.492416	39.11%	193
2012	16.361912	19.043765	16.39%	193
2011	16.960609	16.361912	-3.53%	193
2010	13.931657	16.960609	21.74%	193
2009	10.293571	13.931657	35.34%	193
2008	16.783964	10.293571	-38.67%	193
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	17.884285	20.097816	12.38%	0
2016	15.405818	17.884285	16.09%	0
2015	16.630053	15.405818	-7.36%	6,584
2014	15.098023	16.630053	10.15%	6,584
2013	10.883367	15.098023	38.73%	6,584
2012	9.375914	10.883367	16.08%	6,584
2011	9.735972	9.375914	-3.70%	6,924
2010	8.019994	9.735972	21.40%	83
2009	5.939208	8.019994	35.03%	83
2008	9.711284	5.939208	-38.84%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.432218	11.298313	8.30%	0
2016	9.340431	10.432218	11.69%	0
2015	9.697623	9.340431	-3.68%	0
2014*	10.000000	9.697623	-3.02%	91
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.037287	12.057562	9.24%	0
2016	10.872244	11.037287	1.52%	0
2015	11.872960	10.872244	-8.43%	5,313
2014	11.999326	11.872960	-1.05%	5,622
2013	13.018453	11.999326	-7.83%	5,394
2012	12.540903	13.018453	3.81%	5,373
2011	11.725233	12.540903	6.96%	5,132
2010	10.867188	11.725233	7.90%	0
2009*	10.000000	10.867188	8.67%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.411284	11.398620	-0.11%	862
2016	11.418016	11.411284	-0.06%	913
2015	11.550147	11.418016	-1.14%	10,682
2014	11.621253	11.550147	-0.61%	10,898
2013	11.807707	11.621253	-1.58%	10,791
2012	11.318862	11.807707	4.32%	10,845
2011	11.358857	11.318862	-0.35%	256
2010	10.946630	11.358857	3.77%	206
2009*	10.000000	10.946630	9.47%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.260436	12.60%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.339118	13.352093	29.14%	1,070
2016*	10.000000	10.339118	3.39%	1,090
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.122101	17.635204	24.88%	738
2016	14.674857	14.122101	-3.77%	738
2015	14.854872	14.674857	-1.21%	738
2014	16.152982	14.854872	-8.04%	738
2013	12.785083	16.152982	26.34%	738
2012	10.630608	12.785083	20.27%	1,133
2011	12.972705	10.630608	-18.05%	1,133
2010	11.951829	12.972705	8.54%	1,133
2009	9.720804	11.951829	22.95%	1,133
2008	17.581250	9.720804	-44.71%	1,133
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	26.273470	27.960065	6.42%	294
2016	20.888915	26.273470	25.78%	294
2015	22.112150	20.888915	-5.53%	294
2014	21.670581	22.112150	2.04%	294
2013	15.734830	21.670581	37.72%	294
2012	13.576475	15.734830	15.90%	294
2011	14.444625	13.576475	-6.01%	294
2010	11.622253	14.444625	24.28%	294
2009	8.956967	11.622253	29.76%	984
2008	14.973586	8.956967	-40.18%	1,145
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.728290	7.473944	-3.29%	0
2016	5.462367	7.728290	41.48%	0
2015	8.342503	5.462367	-34.52%	6,022
2014	10.485340	8.342503	-20.44%	6,022
2013	9.636684	10.485340	8.81%	6,022
2012*	10.000000	9.636684	-3.63%	6,022

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.883262	7.645073	-3.02%	0
2016	5.560380	7.883262	41.78%	0
2015	8.469315	5.560380	-34.35%	0
2014	10.612744	8.469315	-20.20%	0
2013	9.732728	10.612744	9.04%	0
2012*	10.000000	9.732728	-2.67%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.939368	29.724097	24.16%	0
2016	22.521403	23.939368	6.30%	0
2015	23.507226	22.521403	-4.19%	233
2014	24.284944	23.507226	-3.20%	129
2013	16.386239	24.284944	48.20%	0
2012	15.398932	16.386239	6.41%	395
2011	16.361321	15.398932	-5.88%	0
2010	13.082528	16.361321	25.06%	0
2009*	10.000000	13.082528	30.83%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	20.634614	24.130476	16.94%	2,228
2016	18.841022	20.634614	9.52%	2,520
2015	18.839759	18.841022	0.01%	6,514
2014	17.483019	18.839759	7.76%	7,644
2013	13.173953	17.483019	32.71%	9,590
2012	11.396221	13.173953	15.60%	9,993
2011	10.896260	11.396221	4.59%	12,115
2010	9.796975	10.896260	11.22%	17,160
2009	8.256064	9.796975	18.66%	19,379
2008	14.119212	8.256064	-41.53%	23,841
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	16.188811	19.968684	23.35%	1,842
2016	16.550156	16.188811	-2.18%	1,904
2015	16.391521	16.550156	0.97%	2,017
2014	17.772516	16.391521	-7.77%	2,821
2013	14.686611	17.772516	21.01%	3,164
2012	13.044097	14.686611	12.59%	6,439
2011	16.420989	13.044097	-20.56%	6,529
2010	15.967475	16.420989	2.84%	12,563
2009	12.052999	15.967475	32.48%	22,370
2008	26.167060	12.052999	-53.94%	24,401
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	18.990877	24.656866	29.84%	144
2016	18.816767	18.990877	0.93%	3,104
2015	17.215236	18.816767	9.30%	3,041
2014	15.337030	17.215236	12.25%	3,434
2013	11.353893	15.337030	35.08%	5,985
2012	9.916648	11.353893	14.49%	6,230
2011	10.397442	9.916648	-5.10%	7,390
2010	9.601055	10.397442	8.29%	9,867
2009	7.102091	9.601055	35.19%	9,665
2008	11.969441	7.102091	-40.66%	9,796
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	34.111910	37.957873	11.27%	4,332
2016	27.721928	34.111910	23.05%	6,408
2015	29.813153	27.721928	-7.01%	13,665
2014	27.753603	29.813153	7.42%	16,151
2013	20.450805	27.753603	35.71%	19,361
2012	17.508220	20.450805	16.81%	20,340
2011	19.431764	17.508220	-9.90%	24,573
2010	15.568003	19.431764	24.82%	40,607
2009	11.067783	15.568003	40.66%	51,607
2008	17.470431	11.067783	-36.65%	57,399

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.236876	17.083716	12.12%	1,924
2016	14.886200	15.236876	2.36%	1,973
2015	15.250235	14.886200	-2.39%	6,967
2014	15.173580	15.250235	0.51%	8,038
2013	13.450045	15.173580	12.81%	4,139
2012	12.405078	13.450045	8.42%	5,709
2011	13.056117	12.405078	-4.99%	11,086
2010	12.063857	13.056117	8.23%	17,557
2009*	10.000000	12.063857	20.64%	12,118
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.881684	13.477918	13.43%	0
2016	10.459835	11.881684	13.59%	0
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	9,616
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	31.618926	35.044553	10.83%	0
2016	25.504931	31.618926	23.97%	0
2015	26.484032	25.504931	-3.70%	0
2014	25.551456	26.484032	3.65%	0
2013	18.416041	25.551456	38.75%	0
2012	16.137767	18.416041	14.12%	0
2011	16.274841	16.137767	-0.84%	0
2010	13.117799	16.274841	24.07%	0
2009	10.640999	13.117799	23.28%	0
2008	15.621550	10.640999	-31.88%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	22.822074	27.350655	19.84%	0
2016	20.719579	22.822074	10.15%	0
2015	20.783675	20.719579	-0.31%	0
2014	18.583968	20.783675	11.84%	0
2013	14.275580	18.583968	30.18%	0
2012	12.509952	14.275580	14.11%	0
2011	12.453390	12.509952	0.45%	0
2010	10.998164	12.453390	13.23%	0
2009	8.829215	10.998164	24.57%	0
2008	14.245998	8.829215	-38.02%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.017148	29.900557	19.52%	2,247
2016	22.766640	25.017148	9.89%	2,379
2015	22.891101	22.766640	-0.54%	2,709
2014	20.526319	22.891101	11.52%	2,879
2013	15.806242	20.526319	29.86%	3,056
2012	13.882896	15.806242	13.85%	1,981
2011	13.855100	13.882896	0.20%	650
2010	12.268284	13.855100	12.93%	3,431
2009	9.871473	12.268284	24.28%	2,393
2008	15.973110	9.871473	-38.20%	2,740

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.722069	22.428669	13.72%	0
2016	18.121514	19.722069	8.83%	0
2015	18.985354	18.121514	-4.55%	0
2014	16.971752	18.985354	11.86%	0
2013	12.812341	16.971752	32.46%	0
2012	11.605009	12.812341	10.40%	0
2011	11.664319	11.605009	-0.51%	0
2010	10.303302	11.664319	13.21%	0
2009	7.812450	10.303302	31.88%	0
2008	12.083156	7.812450	-35.34%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.387553	10.595120	2.00%	0
2016	9.669611	10.387553	7.42%	0
2015	9.905195	9.669611	-2.38%	0
2014*	10.000000	9.905195	-0.95%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	24.005375	25.223652	5.08%	5,074
2016	21.256953	24.005375	12.93%	5,165
2015	22.162146	21.256953	-4.08%	5,325
2014	21.945619	22.162146	0.99%	11,599
2013	20.853904	21.945619	5.24%	13,489
2012	18.503575	20.853904	12.70%	18,857
2011	17.885261	18.503575	3.46%	18,857
2010	15.858245	17.885261	12.78%	28,372
2009	10.548048	15.858245	50.34%	38,090
2008	14.475252	10.548048	-27.13%	50,485
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.971731	11.972704	9.12%	254
2016	11.649030	10.971731	-5.81%	254
2015	12.626904	11.649030	-7.74%	740
2014	12.978899	12.626904	-2.71%	740
2013	11.336417	12.978899	14.49%	1,013
2012	10.449969	11.336417	8.48%	467
2011	11.215913	10.449969	-6.83%	801
2010	10.065735	11.215913	11.43%	2,448
2009	9.013014	10.065735	11.68%	2,467
2008	12.996997	9.013014	-30.65%	3,064

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.459515	15.858818	2.58%	0
2016	15.100922	15.459515	2.37%	199
2015	15.352729	15.100922	-1.64%	199
2014	15.001681	15.352729	2.34%	2,902
2013	15.058831	15.001681	-0.38%	3,007
2012	13.919882	15.058831	8.18%	3,116
2011	13.803316	13.919882	0.84%	1,648
2010	12.902037	13.803316	6.99%	1,648
2009	10.864929	12.902037	18.75%	1,648
2008	11.885400	10.864929	-8.59%	1,648
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	15.068540	15.415239	2.30%	6,172
2016	14.760604	15.068540	2.09%	17,800
2015	15.036260	14.760604	-1.83%	19,145
2014	14.732231	15.036260	2.06%	12,586
2013	14.830107	14.732231	-0.66%	12,695
2012	13.742981	14.830107	7.91%	26,497
2011	13.665588	13.742981	0.57%	16,691
2010	12.799523	13.665588	6.77%	26,607
2009	10.803658	12.799523	18.47%	32,752
2008	11.852250	10.803658	-8.85%	53,098
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	16.051021	18.033322	12.35%	0
2016	15.802730	16.051021	1.57%	0
2015	16.023036	15.802730	-1.37%	0
2014	15.376316	16.023036	4.21%	0
2013	13.498058	15.376316	13.92%	0
2012	12.177076	13.498058	10.85%	0
2011	12.690764	12.177076	-4.05%	0
2010	11.276260	12.690764	12.54%	0
2009	8.869468	11.276260	27.14%	0
2008	12.637797	8.869468	-29.82%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	14.807213	16.607034	12.16%	0
2016	14.602237	14.807213	1.40%	0
2015	14.818507	14.602237	-1.46%	1,959
2014	14.240228	14.818507	4.06%	1,959
2013	12.521665	14.240228	13.72%	1,959
2012	11.315377	12.521665	10.66%	1,959
2011	11.808222	11.315377	-4.17%	4,008
2010	10.508468	11.808222	12.37%	4,008
2009	8.277073	10.508468	26.96%	4,008
2008	11.807981	8.277073	-29.90%	4,008

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	14.147451	16.558132	17.04%	1,787
2016	14.019353	14.147451	0.91%	1,787
2015	14.222670	14.019353	-1.43%	1,787
2014	13.640254	14.222670	4.27%	1,787
2013	11.307911	13.640254	20.63%	1,787
2012	9.943839	11.307911	13.72%	1,787
2011	10.758742	9.943839	-7.57%	1,787
2010	9.392113	10.758742	14.55%	1,787
2009	7.173369	9.392113	30.93%	1,787
2008	11.346106	7.173369	-36.78%	1,787
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	12.797697	14.952465	16.84%	68
2016	12.702519	12.797697	0.75%	72
2015	12.906727	12.702519	-1.58%	77
2014	12.401274	12.906727	4.08%	82
2013	10.301841	12.401274	20.38%	87
2012	9.076618	10.301841	13.50%	595
2011	9.840981	9.076618	-7.77%	599
2010	8.602208	9.840981	14.40%	604
2009	6.588881	8.602208	30.56%	1,227
2008	10.432049	6.588881	-36.84%	1,232
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	17.671410	20.255544	14.62%	0
2016	16.724526	17.671410	5.66%	0
2015	16.876350	16.724526	-0.90%	0
2014	15.547089	16.876350	8.55%	0
2013	13.194892	15.547089	17.83%	0
2012	11.641913	13.194892	13.34%	0
2011	12.270531	11.641913	-5.12%	0
2010	10.547323	12.270531	16.34%	0
2009	7.731482	10.547323	36.42%	0
2008	11.884986	7.731482	-34.95%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	18.006522	20.616620	14.50%	4,976
2016	17.070170	18.006522	5.49%	5,145
2015	17.250390	17.070170	-1.04%	5,296
2014	15.902123	17.250390	8.48%	5,296
2013	13.520716	15.902123	17.61%	5,296
2012	11.943113	13.520716	13.21%	5,296
2011	12.594191	11.943113	-5.17%	5,296
2010	10.846886	12.594191	16.11%	6,012
2009	7.953060	10.846886	36.39%	6,503
2008	12.248922	7.953060	-35.07%	6,503

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	15.476121	18.885971	22.03%	0
2016	15.274251	15.476121	1.32%	0
2015	15.313954	15.274251	-0.26%	0
2014	14.006754	15.313954	9.33%	0
2013	10.264860	14.006754	36.45%	0
2012	8.491367	10.264860	20.89%	0
2011	8.849277	8.491367	-4.04%	0
2010	7.601642	8.849277	16.41%	0
2009	5.672338	7.601642	34.01%	0
2008	9.782017	5.672338	-42.01%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	15.095446	18.382927	21.78%	2,202
2016	14.912637	15.095446	1.23%	2,769
2015	14.971015	14.912637	-0.39%	5,904
2014	13.720989	14.971015	9.11%	6,558
2013	10.065389	13.720989	36.32%	10,761
2012	8.350750	10.065389	20.53%	5,818
2011	8.710182	8.350750	-4.13%	5,950
2010	7.487147	8.710182	16.34%	6,669
2009	5.592124	7.487147	33.89%	11,751
2008	9.669947	5.592124	-42.17%	12,284
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	18.648533	20.742722	11.23%	4,002
2016	16.040813	18.648533	16.26%	4,145
2015	16.962096	16.040813	-5.43%	4,145
2014	15.833834	16.962096	7.13%	4,817
2013	12.544572	15.833834	26.22%	4,844
2012	10.857019	12.544572	15.54%	4,871
2011	10.917102	10.857019	-0.55%	5,045
2010	9.620462	10.917102	13.48%	5,045
2009	7.503632	9.620462	28.21%	5,045
2008	13.282751	7.503632	-43.51%	5,045
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	19.803917	21.997700	11.08%	14,956
2016	17.062662	19.803917	16.07%	15,941
2015	18.070859	17.062662	-5.58%	24,740
2014	16.894830	18.070859	6.96%	26,197
2013	13.404494	16.894830	26.04%	27,444
2012	11.614407	13.404494	15.41%	51,140
2011	11.702349	11.614407	-0.75%	58,106
2010	10.327781	11.702349	13.31%	70,873
2009	8.064459	10.327781	28.07%	98,974
2008	14.302397	8.064459	-43.61%	100,334

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	12.152117	12.063886	-0.73%	13
2016	12.299047	12.152117	-1.19%	13
2015	12.470172	12.299047	-1.37%	13
2014	12.645970	12.470172	-1.39%	13
2013	12.821795	12.645970	-1.37%	13
2012	12.986686	12.821795	-1.27%	13
2011	13.156206	12.986686	-1.29%	13
2010	13.310664	13.156206	-1.16%	13
2009	13.403038	13.310664	-0.69%	13
2008	13.193781	13.403038	1.59%	46
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	17.505199	20.155903	15.14%	0
2016	15.311666	17.505199	14.33%	0
2015	15.902938	15.311666	-3.72%	0
2014	14.611135	15.902938	8.84%	0
2013	11.103346	14.611135	31.59%	0
2012	9.511150	11.103346	16.74%	0
2011	9.496392	9.511150	0.16%	0
2010	8.399558	9.496392	13.06%	1,072
2009	6.699258	8.399558	25.38%	1,072
2008	11.669486	6.699258	-42.59%	1,072
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	17.548701	20.178158	14.98%	7,213
2016	15.367711	17.548701	14.19%	7,481
2015	15.991874	15.367711	-3.90%	8,524
2014	14.714056	15.991874	8.68%	9,641
2013	11.199261	14.714056	31.38%	12,361
2012	9.605830	11.199261	16.59%	14,806
2011	9.611331	9.605830	-0.06%	15,431
2010	8.509750	9.611331	12.94%	20,736
2009	6.794899	8.509750	25.24%	20,075
2008	11.861165	6.794899	-42.71%	21,130
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	15.295740	20.361476	33.12%	2
2016	15.402409	15.295740	-0.69%	2
2015	14.591975	15.402409	5.55%	2
2014	13.310011	14.591975	9.63%	803
2013	9.910829	13.310011	34.30%	803
2012	8.775440	9.910829	12.94%	803
2011	8.887227	8.775440	-1.26%	1,017
2010	7.265483	8.887227	22.32%	1,407
2009	5.750106	7.265483	26.35%	1,541
2008	11.052442	5.750106	-47.97%	1,635

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	11.652103	15.489705	32.93%	21,759
2016	11.752456	11.652103	-0.85%	23,609
2015	11.149520	11.752456	5.41%	30,191
2014	10.186041	11.149520	9.46%	36,252
2013	7.596009	10.186041	34.10%	36,722
2012	6.734207	7.596009	12.80%	41,831
2011	6.831842	6.734207	-1.43%	42,967
2010	5.593957	6.831842	22.13%	58,616
2009	4.433536	5.593957	26.17%	88,112
2008	8.533834	4.433536	-48.05%	70,517
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	15.018825	15.856302	5.58%	0
2016	13.317439	15.018825	12.78%	0
2015	14.033609	13.317439	-5.10%	0
2014	14.081546	14.033609	-0.34%	0
2013	13.489148	14.081546	4.39%	0
2012	11.980404	13.489148	12.59%	0
2011	11.691138	11.980404	2.47%	0
2010	10.420333	11.691138	12.20%	174
2009	7.350531	10.420333	41.76%	174
2008	9.948377	7.350531	-26.11%	174
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	15.888794	16.750077	5.42%	4,430
2016	14.113953	15.888794	12.58%	4,939
2015	14.889981	14.113953	-5.21%	6,073
2014	14.966075	14.889981	-0.51%	3,493
2013	14.360295	14.966075	4.22%	4,930
2012	12.779253	14.360295	12.37%	5,493
2011	12.495948	12.779253	2.27%	6,296
2010	11.148958	12.495948	12.08%	16,017
2009	7.881567	11.148958	41.46%	47,783
2008	10.678129	7.881567	-26.19%	84,928
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	30.753243	36.908333	20.01%	4,571
2016	27.881915	30.753243	10.30%	4,957
2015	27.905458	27.881915	-0.08%	4,934
2014	24.919908	27.905458	11.98%	5,463
2013	19.111416	24.919908	30.39%	9,104
2012	16.721998	19.111416	14.29%	9,661
2011	16.620074	16.721998	0.61%	9,777
2010	14.654345	16.620074	13.41%	11,241
2009	11.739077	14.654345	24.83%	11,658
2008	18.897940	11.739077	-37.88%	16,783

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	21.540597	22.135483	2.76%	3,244
2016	20.856692	21.540597	3.28%	3,212
2015	21.279505	20.856692	-1.99%	3,180
2014	20.393177	21.279505	4.35%	3,147
2013	21.057046	20.393177	-3.15%	3,114
2012	20.167237	21.057046	4.41%	3,155
2011	19.055319	20.167237	5.84%	3,123
2010	17.926685	19.055319	6.30%	3,099
2009	15.710931	17.926685	14.10%	3,074
2008	16.469170	15.710931	-4.60%	4,878
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	58.368391	69.469393	19.02%	0
2016	52.799422	58.368391	10.55%	0
2015	54.364518	52.799422	-2.88%	0
2014	51.919376	54.364518	4.71%	0
2013	38.700032	51.919376	34.16%	0
2012	34.205351	38.700032	13.14%	0
2011	38.854124	34.205351	-11.96%	0
2010	30.617243	38.854124	26.90%	0
2009	22.177529	30.617243	38.06%	0
2008	37.183650	22.177529	-40.36%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.788505	42.536163	18.85%	15,974
2016	32.428702	35.788505	10.36%	17,586
2015	33.433724	32.428702	-3.01%	18,248
2014	31.979533	33.433724	4.55%	17,266
2013	23.870976	31.979533	33.97%	25,700
2012	21.133166	23.870976	12.96%	33,640
2011	24.041891	21.133166	-12.10%	38,360
2010	18.964526	24.041891	26.77%	48,296
2009	13.762776	18.964526	37.80%	73,393
2008	23.112673	13.762776	-40.45%	80,186
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	13.127340	16.840746	28.29%	0
2016	14.031876	13.127340	-6.45%	0
2015	13.751148	14.031876	2.04%	0
2014	15.185712	13.751148	-9.45%	0
2013	11.812872	15.185712	28.55%	0
2012	9.939306	11.812872	18.85%	0
2011	12.178331	9.939306	-18.39%	0
2010	10.930919	12.178331	11.41%	435
2009	8.768028	10.930919	24.67%	435
2008	15.841773	8.768028	-44.65%	435

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	10.318256	13.225257	28.17%	7,488
2016	11.046320	10.318256	-6.59%	7,745
2015	10.845643	11.046320	1.85%	9,888
2014	11.994849	10.845643	-9.58%	5,453
2013	9.345788	11.994849	28.34%	5,528
2012	7.874151	9.345788	18.69%	6,549
2011	9.661002	7.874151	-18.50%	6,549
2010	8.683979	9.661002	11.25%	10,525
2009	6.977709	8.683979	24.45%	15,359
2008	12.628393	6.977709	-44.75%	18,588
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	20.335918	23.167173	13.92%	0
2016	18.430847	20.335918	10.34%	0
2015	18.846464	18.430847	-2.21%	0
2014	17.172583	18.846464	9.75%	0
2013	13.165006	17.172583	30.44%	0
2012	11.053124	13.165006	19.11%	0
2011	11.503037	11.053124	-3.91%	0
2010	9.909116	11.503037	16.09%	0
2009	7.060208	9.909116	40.35%	0
2008	13.392044	7.060208	-47.28%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	19.852071	22.582286	13.75%	2,005
2016	18.022789	19.852071	10.15%	2,005
2015	18.458317	18.022789	-2.36%	2,005
2014	16.849115	18.458317	9.55%	2,005
2013	12.927853	16.849115	30.33%	2,005
2012	10.876753	12.927853	18.86%	2,005
2011	11.334464	10.876753	-4.04%	2,005
2010	9.781895	11.334464	15.87%	2,005
2009	6.981322	9.781895	40.12%	2,005
2008	13.260199	6.981322	-47.35%	2,005
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	24.456134	28.747302	17.55%	0
2016	22.655028	24.456134	7.95%	0
2015	23.700742	22.655028	-4.41%	0
2014	22.529505	23.700742	5.20%	0
2013	17.516357	22.529505	28.62%	0
2012	13.977536	17.516357	25.32%	0
2011	15.551699	13.977536	-10.12%	0
2010	12.472729	15.551699	24.69%	0
2009	8.036907	12.472729	55.19%	0
2008	16.695192	8.036907	-51.86%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	22.617000	26.557542	17.42%	1,859
2016	20.990976	22.617000	7.75%	1,993
2015	21.990631	20.990976	-4.55%	2,184
2014	20.939109	21.990631	5.02%	2,414
2013	16.312492	20.939109	28.36%	4,156
2012	13.020632	16.312492	25.28%	4,615
2011	14.517171	13.020632	-10.31%	4,790
2010	11.653775	14.517171	24.57%	8,196
2009	7.520879	11.653775	54.95%	9,172
2008	15.658545	7.520879	-51.97%	10,966
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.979987	14.331894	10.42%	4,258
2016	11.630788	12.979987	11.60%	4,551
2015	12.577409	11.630788	-7.53%	4,857
2014	12.402760	12.577409	1.41%	5,194
2013	10.162991	12.402760	22.04%	5,519
2012	8.937286	10.162991	13.71%	5,812
2011	9.205881	8.937286	-2.92%	6,131
2010	8.468198	9.205881	8.71%	0
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	23.852356	28.422963	19.16%	0
2016	20.794669	23.852356	14.70%	29
2015	21.835815	20.794669	-4.77%	29
2014	20.316184	21.835815	7.48%	29
2013	15.843353	20.316184	28.23%	29
2012	14.324727	15.843353	10.60%	29
2011	13.667556	14.324727	4.81%	29
2010	11.461449	13.667556	19.25%	29
2009	9.878370	11.461449	16.03%	29
2008	13.713683	9.878370	-27.97%	29
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.363176	18.880915	15.39%	0
2016	15.438546	16.363176	5.99%	0
2015	16.712047	15.438546	-7.62%	0
2014	19.020078	16.712047	-12.13%	0
2013	15.648146	19.020078	21.55%	0
2012	13.382232	15.648146	16.93%	0
2011	15.154841	13.382232	-11.70%	0
2010	14.142949	15.154841	7.15%	0
2009	10.443847	14.142949	35.42%	0
2008	17.723335	10.443847	-41.07%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.304765	21.674936	25.25%	2,570
2016	17.202835	17.304765	0.59%	4,458
2015	16.655920	17.202835	3.28%	6,079
2014	15.616737	16.655920	6.65%	14,969
2013	11.329687	15.616737	37.84%	18,518
2012	10.133340	11.329687	11.81%	28,786
2011	10.978481	10.133340	-7.70%	27,617
2010	9.312264	10.978481	17.89%	36,432
2009	5.701700	9.312264	63.32%	65,459
2008	11.364407	5.701700	-49.83%	75,386
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	21.553345	24.987688	15.93%	14,578
2016	18.684545	21.553345	15.35%	18,389
2015	20.201260	18.684545	-7.51%	19,865
2014	18.779086	20.201260	7.57%	27,913
2013	14.039982	18.779086	33.75%	30,647
2012	11.973788	14.039982	17.26%	41,869
2011	12.404963	11.973788	-3.48%	47,583
2010	10.874189	12.404963	14.08%	56,298
2009	8.588751	10.874189	26.61%	105,865
2008	13.568688	8.588751	-36.70%	120,492
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	16.478207	18.388856	11.60%	0
2016	15.155945	16.478207	8.72%	0
2015	16.312401	15.155945	-7.09%	0
2014	15.297819	16.312401	6.63%	0
2013	12.003911	15.297819	27.44%	0
2012	10.690661	12.003911	12.28%	0
2011	10.849002	10.690661	-1.46%	0
2010	10.043281	10.849002	8.02%	0
2009	7.939249	10.043281	26.50%	0
2008	11.526413	7.939249	-31.12%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	16.052314	17.866394	11.30%	5,852
2016	14.797046	16.052314	8.48%	5,965
2015	15.965541	14.797046	-7.32%	6,826
2014	15.014160	15.965541	6.34%	7,046
2013	11.809982	15.014160	27.13%	7,091
2012	10.542826	11.809982	12.02%	7,136
2011	10.723695	10.542826	-1.69%	9,508
2010	9.955137	10.723695	7.72%	15,394
2009	7.888961	9.955137	26.19%	28,368
2008	11.482894	7.888961	-31.30%	32,213

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	21.279765	25.751333	21.01%	0
2016	21.732488	21.279765	-2.08%	0
2015	22.633133	21.732488	-3.98%	0
2014	22.933905	22.633133	-1.31%	0
2013	19.592264	22.933905	17.06%	121
2012	17.241013	19.592264	13.64%	121
2011	18.799885	17.241013	-8.29%	121
2010	16.931832	18.799885	11.03%	1,430
2009	12.728461	16.931832	33.02%	1,430
2008	21.713536	12.728461	-41.38%	1,567
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	21.622163	24.501018	13.31%	0
2016	19.331303	21.622163	11.85%	0
2015	20.428736	19.331303	-5.37%	0
2014	19.839100	20.428736	2.97%	0
2013	15.619895	19.839100	27.01%	0
2012	14.278044	15.619895	9.40%	0
2011	15.466865	14.278044	-7.69%	0
2010	13.746363	15.466865	12.52%	0
2009	10.706775	13.746363	28.39%	0
2008	15.191547	10.706775	-29.52%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.887995	16.774130	20.78%	0
2016	13.979026	13.887995	-0.65%	0
2015	14.008542	13.979026	-0.21%	0
2014	13.150558	14.008542	6.52%	0
2013	9.734143	13.150558	35.10%	0
2012*	10.000000	9.734143	-2.66%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.753977	16.564859	20.44%	32
2016	13.869350	13.753977	-0.83%	32
2015	13.921263	13.869350	-0.37%	32
2014	13.110494	13.921263	6.18%	32
2013	9.733711	13.110494	34.69%	0
2012*	10.000000	9.733711	-2.66%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.663774	15.934950	16.62%	0
2016	14.222515	13.663774	-3.93%	283
2015	15.738069	14.222515	-9.63%	283
2014	16.848661	15.738069	-6.59%	283
2013	13.655847	16.848661	23.38%	27,708
2012	11.621612	13.655847	17.50%	27,708
2011	12.701575	11.621612	-8.50%	27,425
2010	11.853499	12.701575	7.15%	3,432
2009*	10.000000	11.853499	18.53%	1,278

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.868214	11.177706	26.04%	0
2016	7.446400	8.868214	19.09%	0
2015	9.446852	7.446400	-21.18%	0
2014*	10.000000	9.446852	-5.53%	9,236
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	14.715718	18.381276	24.91%	3,802
2016	14.265605	14.715718	3.16%	7,958
2015	13.854093	14.265605	2.97%	8,555
2014	12.943079	13.854093	7.04%	9,979
2013	9.566418	12.943079	35.30%	11,043
2012	8.333869	9.566418	14.79%	12,430
2011	9.007240	8.333869	-7.48%	13,992
2010	7.070213	9.007240	27.40%	34,256
2009	5.076525	7.070213	39.27%	46,767
2008	10.636630	5.076525	-52.27%	52,785
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.506824	25.545075	24.57%	3,910
2016	19.115301	20.506824	7.28%	4,241
2015	19.811839	19.115301	-3.52%	6,533
2014	21.721060	19.811839	-8.79%	7,629
2013	15.599472	21.721060	39.24%	18,236
2012	13.086638	15.599472	19.20%	20,164
2011	14.828209	13.086638	-11.74%	23,500
2010	11.062634	14.828209	34.04%	46,498
2009	6.886553	11.062634	60.64%	28,947
2008	11.548405	6.886553	-40.37%	37,875
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	24.681720	28.559294	15.71%	1,919
2016	22.000442	24.681720	12.19%	4,671
2015	22.523194	22.000442	-2.32%	5,680
2014	20.728230	22.523194	8.66%	7,312
2013	15.503734	20.728230	33.70%	7,807
2012	13.569255	15.503734	14.26%	13,879
2011	13.826014	13.569255	-1.86%	16,285
2010	12.608056	13.826014	9.66%	23,241
2009	10.442589	12.608056	20.74%	39,346
2008	15.747071	10.442589	-33.69%	46,727
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.019269	20.031974	25.05%	1,488
2016	15.645110	16.019269	2.39%	1,590
2015	14.924020	15.645110	4.83%	1,697
2014	14.966396	14.924020	-0.28%	2,284
2013	11.892421	14.966396	25.85%	2,397
2012	10.404132	11.892421	14.30%	3,986
2011	10.742489	10.404132	-3.15%	3,766
2010*	10.000000	10.742489	7.42%	1,619

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.156324	12.828749	26.31%	1,262
2016	9.731620	10.156324	4.36%	6,743
2015*	10.000000	9.731620	-2.68%	9,380
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.430044	14.023135	4.42%	0
2016	12.866244	13.430044	4.38%	0
2015	13.158440	12.866244	-2.22%	0
2014	12.406655	13.158440	6.06%	0
2013	12.656237	12.406655	-1.97%	0
2012	11.755672	12.656237	7.66%	1,758
2011	11.310953	11.755672	3.93%	1,842
2010	10.735258	11.310953	5.36%	1,931
2009	9.953942	10.735258	7.85%	0
2008	11.274040	9.953942	-11.71%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.045400	26.779552	6.92%	0
2016	21.129292	25.045400	18.53%	0
2015	22.425420	21.129292	-5.78%	0
2014	20.136570	22.425420	11.37%	0
2013	15.510016	20.136570	29.83%	563
2012	13.745157	15.510016	12.84%	664
2011	13.872436	13.745157	-0.92%	737
2010	12.434021	13.872436	11.57%	700
2009*	10.000000	12.434021	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.574154	17.782037	14.18%	11,618
2016	14.490563	15.574154	7.48%	10,754
2015	14.553097	14.490563	-0.43%	11,360
2014	14.058163	14.553097	3.52%	793
2013	11.564862	14.058163	21.56%	815
2012	10.136363	11.564862	14.09%	5,116
2011	10.185355	10.136363	-0.48%	8,949
2010	9.221689	10.185355	10.45%	8,949
2009	7.578222	9.221689	21.69%	17,565
2008	10.944829	7.578222	-30.76%	10,460
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.628721	11.834619	1.77%	3,113
2016	11.488878	11.628721	1.22%	2,777
2015	11.678990	11.488878	-1.63%	2,908
2014	11.283092	11.678990	3.51%	2,722
2013	11.745615	11.283092	-3.94%	2,504
2012	11.349117	11.745615	3.49%	2,178
2011	10.886683	11.349117	4.25%	2,333
2010	10.417221	10.886683	4.51%	6,944
2009	9.420556	10.417221	10.58%	5,042
2008	10.600857	9.420556	-11.13%	5,258

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.974195	20.628911	29.14%	7,353
2016	16.170109	15.974195	-1.21%	7,420
2015	15.392570	16.170109	5.05%	7,614
2014	15.329730	15.392570	0.41%	7,713
2013	12.085782	15.329730	26.84%	8,045
2012	10.040218	12.085782	20.37%	12,774
2011	11.227749	10.040218	-10.58%	13,389
2010	10.230924	11.227749	9.74%	13,535
2009	7.327629	10.230924	39.62%	11,194
2008	12.111276	7.327629	-39.50%	17,317
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.611103	20.932193	26.01%	9,598
2016	15.446288	16.611103	7.54%	9,509
2015	14.719560	15.446288	4.94%	10,042
2014	13.814202	14.719560	6.55%	10,634
2013	10.809513	13.814202	27.80%	11,364
2012	9.338308	10.809513	15.75%	12,385
2011	9.936478	9.338308	-6.02%	14,554
2010	8.526248	9.936478	16.54%	16,139
2009	6.230855	8.526248	36.84%	20,931
2008	11.327974	6.230855	-45.00%	15,150
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.605454	17.559399	20.22%	1,463
2016	13.333890	14.605454	9.54%	1,507
2015	13.377837	13.333890	-0.33%	1,500
2014	12.308889	13.377837	8.68%	1,535
2013	9.388388	12.308889	31.11%	1,646
2012	8.134094	9.388388	15.42%	1,785
2011	8.437999	8.134094	-3.60%	1,772
2010	7.711392	8.437999	9.42%	4,343
2009	5.984290	7.711392	28.86%	5,401
2008	9.799507	5.984290	-38.93%	6,184
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.634115	11.194157	5.27%	0
2016	9.447303	10.634115	12.56%	0
2015	9.837957	9.447303	-3.97%	0
2014*	10.000000	9.837957	-1.62%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.259000	17.541204	23.02%	0
2016	12.735992	14.259000	11.96%	0
2015	13.072769	12.735992	-2.58%	0
2014	12.442258	13.072769	5.07%	0
2013	8.791616	12.442258	41.52%	0
2012	7.631891	8.791616	15.20%	0
2011	8.761246	7.631891	-12.89%	0
2010	7.700756	8.761246	13.77%	2,097
2009	5.105865	7.700756	50.82%	2,097
2008*	10.000000	5.105865	-48.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.162933	18.904587	16.96%	0
2016	14.886489	16.162933	8.57%	0
2015	15.146916	14.886489	-1.72%	0
2014	13.889330	15.146916	9.05%	0
2013	10.151205	13.889330	36.82%	0
2012	9.233874	10.151205	9.93%	0
2011	9.672275	9.233874	-4.53%	0
2010	7.937739	9.672275	21.85%	0
2009	6.120401	7.937739	29.69%	0
2008*	10.000000	6.120401	-38.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.037967	18.718105	16.71%	0
2016	14.771788	16.037967	8.57%	0
2015	15.044481	14.771788	-1.81%	0
2014	13.807006	15.044481	8.96%	0
2013	10.106623	13.807006	36.61%	0
2012	9.202863	10.106623	9.82%	0
2011	9.648356	9.202863	-4.62%	0
2010	7.919325	9.648356	21.83%	0
2009	6.118502	7.919325	29.43%	0
2008*	10.000000	6.118502	-38.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.203291	15.596576	18.13%	0
2016	12.356765	13.203291	6.85%	0
2015	12.755942	12.356765	-3.13%	0
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	1,671
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.865962	14.215221	10.49%	0
2016	12.297011	12.865962	4.63%	0
2015	12.605143	12.297011	-2.44%	0
2014	12.257368	12.605143	2.84%	6,741
2013	10.842213	12.257368	13.05%	6,741
2012	9.901343	10.842213	9.50%	6,741
2011	10.178550	9.901343	-2.72%	6,741
2010	9.350064	10.178550	8.86%	0
2009	7.914141	9.350064	18.14%	0
2008*	10.000000	7.914141	-20.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.225621	15.102205	14.19%	0
2016	12.497841	13.225621	5.82%	0
2015	12.845981	12.497841	-2.71%	0
2014	12.443839	12.845981	3.23%	0
2013	10.409028	12.443839	19.55%	0
2012	9.289782	10.409028	12.05%	0
2011	9.757848	9.289782	-4.80%	0
2010	8.805424	9.757848	10.82%	636
2009	7.192456	8.805424	22.43%	0
2008*	10.000000	7.192456	-28.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.997916	12.582629	4.87%	0
2016	11.631259	11.997916	3.15%	463
2015	11.883626	11.631259	-2.12%	463
2014	11.663208	11.883626	1.89%	463
2013	11.272747	11.663208	3.46%	463
2012	10.635656	11.272747	5.99%	463
2011	10.636271	10.635656	-0.01%	0
2010	10.100382	10.636271	5.31%	0
2009	9.063670	10.100382	11.44%	0
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.078748	14.697639	12.38%	0
2016	12.426494	13.078748	5.25%	1,648
2015	12.738720	12.426494	-2.45%	1,648
2014	12.354957	12.738720	3.11%	3,006
2013	10.636554	12.354957	16.16%	4,435
2012	9.600365	10.636554	10.79%	2,883
2011	9.968937	9.600365	-3.70%	4,021
2010	9.078170	9.968937	9.81%	3,599
2009	7.550034	9.078170	20.24%	0
2008*	10.000000	7.550034	-24.50%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.163173	15.324711	16.42%	0
2016	12.407658	13.163173	6.09%	0
2015	12.776465	12.407658	-2.89%	704
2014	12.392557	12.776465	3.10%	704
2013	10.113294	12.392557	22.54%	0
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	653
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.668439	13.726433	8.35%	6,214
2016	12.120834	12.668439	4.52%	6,332
2015	12.425283	12.120834	-2.45%	6,332
2014	12.107456	12.425283	2.63%	0
2013	11.038758	12.107456	9.68%	0
2012	10.174002	11.038758	8.50%	0
2011	10.346130	10.174002	-1.66%	0
2010	9.623621	10.346130	7.51%	0
2009	8.293877	9.623621	16.03%	0
2008*	10.000000	8.293877	-17.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.689056	13.062011	2.94%	0
2016	12.215655	12.689056	3.88%	0
2015	12.478981	12.215655	-2.11%	0
2014	12.047147	12.478981	3.58%	0
2013	12.456312	12.047147	-3.28%	0
2012	11.724510	12.456312	6.24%	0
2011	11.154881	11.724510	5.11%	0
2010	10.567560	11.154881	5.56%	0
2009	9.852148	10.567560	7.26%	0
2008*	10.000000	9.852148	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.398936	12.736805	2.72%	1,120
2016	11.975121	12.398936	3.54%	15,161
2015	12.253038	11.975121	-2.27%	15,161
2014	11.871557	12.253038	3.21%	2,089
2013	12.301968	11.871557	-3.50%	2,089
2012	11.608425	12.301968	5.97%	1,412
2011	11.081510	11.608425	4.75%	0
2010	10.525422	11.081510	5.28%	0
2009	9.830331	10.525422	7.07%	0
2008*	10.000000	9.830331	-1.70%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.270936	13.578570	2.32%	336
2016	13.024363	13.270936	1.89%	363
2015	13.277968	13.024363	-1.91%	390
2014	12.839722	13.277968	3.41%	421
2013	13.294413	12.839722	-3.42%	1,224
2012	12.587652	13.294413	5.61%	2,867
2011	12.037904	12.587652	4.57%	2,570
2010	11.292531	12.037904	6.60%	680
2009	9.836146	11.292531	14.81%	0
2008*	10.000000	9.836146	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	21.061378	29.328132	39.25%	5,684
2016	19.873373	21.061378	5.98%	5,859
2015	24.061597	19.873373	-17.41%	7,029
2014	25.886663	24.061597	-7.05%	8,163
2013	26.142079	25.886663	-0.98%	1,011
2012	22.663475	26.142079	15.35%	1,359
2011	29.695013	22.663475	-23.68%	1,390
2010	25.981944	29.695013	14.29%	1,428
2009	16.157347	25.981944	60.81%	2,969
2008	38.952162	16.157347	-58.52%	3,535
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.853254	13.944552	0.66%	18,711
2016	13.945981	13.853254	-0.66%	23,654
2015	14.159404	13.945981	-1.51%	25,138
2014	13.732982	14.159404	3.11%	28,867
2013	14.516706	13.732982	-5.40%	33,766
2012	14.286616	14.516706	1.61%	36,826
2011	13.508826	14.286616	5.76%	40,191
2010	13.075390	13.508826	3.31%	75,622
2009	12.913852	13.075390	1.25%	125,164
2008	12.158600	12.913852	6.21%	133,584
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.543521	9.449933	-0.98%	37,844
2016	9.677921	9.543521	-1.39%	12,244
2015	9.815334	9.677921	-1.40%	41,848
2014	9.954692	9.815334	-1.40%	19,987
2013	10.096037	9.954692	-1.40%	23,155
2012	10.239776	10.096037	-1.40%	31,705
2011	10.384760	10.239776	-1.40%	50,881
2010	10.532194	10.384760	-1.40%	66,043
2009	10.677256	10.532194	-1.36%	274,879
2008	10.610947	10.677256	0.62%	362,129

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.405777	10.532512	25.30%	854
2016	8.471120	8.405777	-0.77%	854
2015	8.877323	8.471120	-4.58%	854
2014	9.068653	8.877323	-2.11%	4,139
2013	7.823390	9.068653	15.92%	4,042
2012	6.886208	7.823390	13.61%	4,042
2011	7.759774	6.886208	-11.26%	6,980
2010	6.964308	7.759774	11.42%	4,042
2009	5.456262	6.964308	27.64%	757
2008*	10.000000	5.456262	-45.44%	1,991
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.298596	23.703931	16.78%	11,145
2016	18.805558	20.298596	7.94%	11,286
2015	19.264859	18.805558	-2.38%	11,440
2014	18.610590	19.264859	3.52%	25,114
2013	14.833113	18.610590	25.47%	47,333
2012	12.979973	14.833113	14.28%	63,314
2011	13.702597	12.979973	-5.27%	64,375
2010	12.123510	13.702597	13.02%	75,385
2009	9.665967	12.123510	25.42%	109,765
2008	15.522394	9.665967	-37.73%	119,577
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.938376	17.465153	9.58%	693
2016	15.205699	15.938376	4.82%	0
2015	15.448431	15.205699	-1.57%	0
2014	14.980860	15.448431	3.12%	0
2013	13.395360	14.980860	11.84%	0
2012	12.420224	13.395360	7.85%	0
2011	12.485749	12.420224	-0.52%	0
2010	11.531239	12.485749	8.28%	7,037
2009*	10.000000	11.531239	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.386678	20.814777	13.21%	0
2016	17.307540	18.386678	6.24%	0
2015	17.647147	17.307540	-1.92%	0
2014	17.011103	17.647147	3.74%	0
2013	14.437980	17.011103	17.82%	0
2012	13.045391	14.437980	10.67%	0
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.216846	14.814965	4.21%	23,127
2016	13.828551	14.216846	2.81%	24,709
2015	13.987863	13.828551	-1.14%	25,136
2014	13.655240	13.987863	2.44%	26,850
2013	13.210820	13.655240	3.36%	30,415
2012	12.739506	13.210820	3.70%	147,652
2011	12.552100	12.739506	1.49%	156,095
2010	12.021890	12.552100	4.41%	200,534
2009	11.177192	12.021890	7.56%	114,943
2008	12.062399	11.177192	-7.34%	137,039
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.840522	19.865472	11.35%	136,967
2016	16.886921	17.840522	5.65%	169,727
2015	17.184219	16.886921	-1.73%	239,104
2014	16.569705	17.184219	3.71%	247,276
2013	14.409074	16.569705	14.99%	305,932
2012	13.188229	14.409074	9.26%	347,378
2011	13.380493	13.188229	-1.44%	437,619
2010	12.235088	13.380493	9.36%	575,209
2009	10.415712	12.235088	17.47%	909,582
2008	13.754073	10.415712	-24.27%	1,025,571
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.404293	22.324601	15.05%	60,272
2016	18.140476	19.404293	6.97%	88,530
2015	18.533310	18.140476	-2.12%	108,951
2014	17.908721	18.533310	3.49%	135,071
2013	14.841720	17.908721	20.66%	150,289
2012	13.232155	14.841720	12.16%	168,953
2011	13.711235	13.232155	-3.49%	218,805
2010	12.324107	13.711235	11.26%	317,898
2009	10.048113	12.324107	22.65%	530,649
2008	14.853719	10.048113	-32.35%	623,291
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.286393	17.538249	7.69%	44,697
2016	15.625878	16.286393	4.23%	62,141
2015	15.852590	15.625878	-1.43%	62,061
2014	15.350166	15.852590	3.27%	70,868
2013	14.089420	15.350166	8.95%	72,456
2012	13.226543	14.089420	6.52%	90,069
2011	13.142866	13.226543	0.64%	124,123
2010	12.283314	13.142866	7.00%	140,250
2009	10.874260	12.283314	12.96%	205,369
2008	12.981691	10.874260	-16.23%	248,522

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.972218	30.093668	25.54%	0
2016	23.459513	23.972218	2.19%	0
2015	22.639583	23.459513	3.62%	0
2014	21.103926	22.639583	7.28%	0
2013	15.656863	21.103926	34.79%	0
2012	13.379633	15.656863	17.02%	0
2011	13.879239	13.379633	-3.60%	0
2010	12.937705	13.879239	7.28%	0
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.497754	29.441435	25.29%	36,020
2016	23.063749	23.497754	1.88%	39,067
2015	22.315087	23.063749	3.35%	42,911
2014	20.846950	22.315087	7.04%	51,783
2013	15.513617	20.846950	34.38%	58,405
2012	13.286735	15.513617	16.76%	77,229
2011	13.819814	13.286735	-3.86%	90,105
2010	12.915914	13.819814	7.00%	125,225
2009*	10.000000	12.915914	29.16%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	30.099864	34.362867	14.16%	0
2016	25.377185	30.099864	18.61%	0
2015	26.406729	25.377185	-3.90%	0
2014	24.475944	26.406729	7.89%	0
2013	18.657416	24.475944	31.19%	0
2012	16.108323	18.657416	15.82%	0
2011	16.763082	16.108323	-3.91%	0
2010	13.471206	16.763082	24.44%	0
2009	9.990439	13.471206	34.84%	0
2008	15.947524	9.990439	-37.35%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	27.853993	31.742685	13.96%	2,628
2016	23.537707	27.853993	18.34%	2,856
2015	24.552489	23.537707	-4.13%	3,261
2014	22.808248	24.552489	7.65%	7,731
2013	17.417743	22.808248	30.95%	9,600
2012	15.063409	17.417743	15.63%	9,848
2011	15.697284	15.063409	-4.04%	10,295
2010	12.648405	15.697284	24.10%	24,446
2009	9.397723	12.648405	34.59%	36,179
2008	15.037158	9.397723	-37.50%	43,274

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.143497	12.555996	23.78%	0
2016	10.547844	10.143497	-3.83%	0
2015	10.768101	10.547844	-2.05%	62
2014	11.070676	10.768101	-2.73%	138
2013	9.273285	11.070676	19.38%	309
2012	8.141657	9.273285	13.90%	428
2011	9.136293	8.141657	-10.89%	540
2010	8.141910	9.136293	12.21%	540
2009	6.066908	8.141910	34.20%	0
2008*	10.000000	6.066908	-39.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.755668	10.612653	21.21%	0
2016	8.438681	8.755668	3.76%	0
2015	9.020295	8.438681	-6.45%	0
2014*	10.000000	9.020295	-9.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.698588	10.510013	20.82%	436
2016	8.403169	8.698588	3.52%	592
2015	9.003811	8.403169	-6.67%	628
2014*	10.000000	9.003811	-9.96%	7,108
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.700723	18.826643	28.07%	0
2016	14.617971	14.700723	0.57%	0
2015	14.375625	14.617971	1.69%	0
2014	13.236456	14.375625	8.61%	0
2013	9.987316	13.236456	32.53%	0
2012	8.721738	9.987316	14.51%	0
2011	9.140787	8.721738	-4.58%	0
2010	8.036260	9.140787	13.74%	0
2009	6.300902	8.036260	27.54%	0
2008*	10.000000	6.300902	-36.99%	1,936
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.866940	16.764728	12.77%	19,047
2016	12.992704	14.866940	14.43%	19,634
2015	13.646136	12.992704	-4.79%	21,660
2014	12.553952	13.646136	8.70%	22,031
2013	9.429299	12.553952	33.14%	46,903
2012	8.132803	9.429299	15.94%	36,515
2011	8.783164	8.132803	-7.40%	40,621
2010	7.900785	8.783164	11.17%	76,197
2009	6.289031	7.900785	25.63%	101,036
2008*	10.000000	6.289031	-37.11%	1,005

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.799759	18.609596	25.74%	0
2016	14.152330	14.799759	4.57%	0
2015	14.403078	14.152330	-1.74%	0
2014	14.083712	14.403078	2.27%	0
2013	10.305201	14.083712	36.67%	0
2012	9.116761	10.305201	13.04%	0
2011	9.676660	9.116761	-5.79%	0
2010	7.760008	9.676660	24.70%	0
2009	6.211307	7.760008	24.93%	0
2008*	10.000000	6.211307	-37.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.235158	21.591403	12.25%	222
2016	16.588905	19.235158	15.95%	222
2015	17.324375	16.588905	-4.25%	1,869
2014	15.014820	17.324375	15.38%	1,869
2013	11.223612	15.014820	33.78%	1,841
2012	9.784057	11.223612	14.71%	1,841
2011	10.158513	9.784057	-3.69%	1,841
2010	8.611937	10.158513	17.96%	2,011
2009	6.694455	8.611937	28.64%	195
2008*	10.000000	6.694455	-33.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.536422	20.324352	22.91%	3,095
2016	15.519949	16.536422	6.55%	3,211
2015	15.657397	15.519949	-0.88%	3,317
2014	15.486634	15.657397	1.10%	3,455
2013	10.910997	15.486634	41.94%	3,562
2012	9.785130	10.910997	11.51%	5,448
2011	10.009994	9.785130	-2.25%	5,657
2010	8.114822	10.009994	23.35%	8,084
2009	6.470852	8.114822	25.41%	9,154
2008	12.275456	6.470852	-47.29%	9,970
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	28.711049	30.876067	7.54%	0
2016	23.121527	28.711049	24.17%	0
2015	24.952634	23.121527	-7.34%	0
2014	23.646456	24.952634	5.52%	0
2013	17.081166	23.646456	38.44%	0
2012	14.383492	17.081166	18.76%	0
2011	15.366475	14.383492	-6.40%	0
2010	12.309572	15.366475	24.83%	0
2009	9.891327	12.309572	24.45%	0
2008	14.786064	9.891327	-33.10%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	25.735587	27.597529	7.23%	1,824
2016	20.777915	25.735587	23.86%	1,844
2015	22.487244	20.777915	-7.60%	1,906
2014	21.361396	22.487244	5.27%	2,053
2013	15.472039	21.361396	38.06%	2,327
2012	13.043708	15.472039	18.62%	3,263
2011	13.991537	13.043708	-6.77%	4,541
2010	11.219702	13.991537	24.71%	8,856
2009	9.040985	11.219702	24.10%	11,779
2008	13.544464	9.040985	-33.25%	16,186
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	28.411511	31.793403	11.90%	0
2016	23.457831	28.411511	21.12%	0
2015	24.186419	23.457831	-3.01%	0
2014	24.331514	24.186419	-0.60%	0
2013	17.512853	24.331514	38.94%	0
2012	15.378085	17.512853	13.88%	0
2011	16.514019	15.378085	-6.88%	0
2010	13.364466	16.514019	23.57%	0
2009	10.062373	13.364466	32.82%	0
2008	16.510814	10.062373	-39.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	28.113870	31.380384	11.62%	2,278
2016	23.266754	28.113870	20.83%	2,285
2015	24.052954	23.266754	-3.27%	2,524
2014	24.259614	24.052954	-0.85%	2,548
2013	17.505320	24.259614	38.58%	3,693
2012	15.408273	17.505320	13.61%	5,110
2011	16.589314	15.408273	-7.12%	5,526
2010	13.461953	16.589314	23.23%	14,345
2009	10.156317	13.461953	32.55%	23,663
2008	16.709701	10.156317	-39.22%	24,607
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	15.507637	18.386859	18.57%	220
2016	14.148529	15.507637	9.61%	373
2015	14.255074	14.148529	-0.75%	373
2014	12.929657	14.255074	10.25%	373
2013	10.026127	12.929657	28.96%	604
2012	8.931975	10.026127	12.25%	604
2011	9.024408	8.931975	-1.02%	604
2010	8.083547	9.024408	11.64%	604
2009	6.529589	8.083547	23.80%	604
2008	11.342033	6.529589	-42.43%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.838839	14.483909	4.66%	7,278
2016	13.094951	13.838839	5.68%	12,220
2015	14.077732	13.094951	-6.98%	12,442
2014	11.101753	14.077732	26.81%	18,849
2013	10.963365	11.101753	1.26%	10,109
2012	9.620367	10.963365	13.96%	11,004
2011	9.192402	9.620367	4.66%	16,388
2010	7.181278	9.192402	28.01%	15,502
2009	5.580432	7.181278	28.69%	20,262
2008*	10.000000	5.580432	-44.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.402485	10.419228	0.16%	0
2016	10.293303	10.402485	1.06%	0
2015	10.475188	10.293303	-1.74%	0
2014	10.571704	10.475188	-0.91%	2,943
2013	10.710524	10.571704	-1.30%	2,943
2012	10.493248	10.710524	2.07%	2,943
2011	10.505471	10.493248	-0.12%	2,943
2010	10.402907	10.505471	0.99%	5,379
2009	9.850295	10.402907	5.61%	4,514
2008*	10.000000	9.850295	-1.50%	1,491
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.963642	16.896703	21.00%	0
2016	14.005178	13.963642	-0.30%	0
2015	14.780942	14.005178	-5.25%	0
2014	16.320458	14.780942	-9.43%	0
2013	13.782602	16.320458	18.41%	379
2012	11.691392	13.782602	17.89%	428
2011	13.539657	11.691392	-13.65%	404
2010	12.912369	13.539657	4.86%	368
2009*	10.000000	12.912369	29.12%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.749384	25.398106	16.78%	170
2016	20.077309	21.749384	8.33%	183
2015	20.457226	20.077309	-1.86%	195
2014	18.796293	20.457226	8.84%	209
2013	13.853638	18.796293	35.68%	222
2012	12.660703	13.853638	9.42%	418
2011	13.248211	12.660703	-4.43%	2,821
2010	10.936610	13.248211	21.14%	4,845
2009	8.439623	10.936610	29.59%	3,541
2008	14.134860	8.439623	-40.29%	3,578

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	23.093432	31.120234	34.76%	0
2016	23.401268	23.093432	-1.32%	0
2015	22.833006	23.401268	2.49%	0
2014	22.638285	22.833006	0.86%	0
2013	18.034827	22.638285	25.53%	0
2012	15.083887	18.034827	19.56%	0
2011	16.680532	15.083887	-9.57%	0
2010	14.588193	16.680532	14.34%	0
2009	10.585344	14.588193	37.82%	0
2008	17.949552	10.585344	-41.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	22.264141	29.926827	34.42%	5,948
2016	22.614926	22.264141	-1.55%	6,239
2015	22.123578	22.614926	2.22%	6,688
2014	21.985691	22.123578	0.63%	9,341
2013	17.558518	21.985691	25.21%	7,671
2012	14.723667	17.558518	19.25%	8,264
2011	16.324329	14.723667	-9.81%	9,384
2010	14.308986	16.324329	14.08%	12,297
2009	10.413844	14.308986	37.40%	19,837
2008	17.700880	10.413844	-41.17%	26,649
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.263238	10.754715	4.79%	0
2016	9.770259	10.263238	5.05%	78
2015	10.138168	9.770259	-3.63%	78
2014	9.998294	10.138168	1.40%	359
2013	10.153699	9.998294	-1.53%	370
2012*	10.000000	10.153699	1.54%	381
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	18.430406	19.270107	4.56%	4,338
2016	17.589392	18.430406	4.78%	4,335
2015	18.295032	17.589392	-3.86%	6,408
2014	18.103755	18.295032	1.06%	10,491
2013	18.428447	18.103755	-1.76%	9,117
2012	16.518630	18.428447	11.56%	17,280
2011	16.644537	16.518630	-0.76%	22,797
2010	14.708055	16.644537	13.17%	27,366
2009	12.597830	14.708055	16.75%	42,970
2008	14.940938	12.597830	-15.68%	64,683
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.804103	10.976968	24.68%	0
2016	9.177984	8.804103	-4.07%	0
2015	9.027900	9.177984	1.66%	0
2014*	10.000000	9.027900	-9.72%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	20.545538	23.628910	15.01%	9,944
2016	18.721252	20.545538	9.74%	12,875
2015	18.414953	18.721252	1.66%	14,565
2014	16.916961	18.414953	8.85%	18,817
2013	13.053293	16.916961	29.60%	20,480
2012	11.353351	13.053293	14.97%	24,975
2011	11.550545	11.353351	-1.71%	27,736
2010	10.113851	11.550545	14.21%	33,157
2009	8.014007	10.113851	26.20%	53,843
2008	13.243332	8.014007	-39.49%	70,698
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	31.394320	35.338308	12.56%	0
2016	26.969911	31.394320	16.40%	0
2015	29.067628	26.969911	-7.22%	0
2014	26.337371	29.067628	10.37%	0
2013	18.941911	26.337371	39.04%	0
2012	16.282675	18.941911	16.33%	0
2011	16.887019	16.282675	-3.58%	0
2010	13.878234	16.887019	21.68%	0
2009	10.259307	13.878234	35.27%	0
2008	16.736589	10.259307	-38.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	17.787875	19.979375	12.32%	669
2016	15.330514	17.787875	16.03%	669
2015	16.557151	15.330514	-7.41%	2,888
2014	15.039449	16.557151	10.09%	2,888
2013	10.846631	15.039449	38.66%	2,376
2012	9.349011	10.846631	16.02%	2,376
2011	9.712945	9.349011	-3.75%	2,376
2010	8.005087	9.712945	21.33%	642
2009	5.931168	8.005087	34.97%	642
2008	9.703069	5.931168	-38.87%	642
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.418135	11.277369	8.25%	0
2016	9.332530	10.418135	11.63%	0
2015	9.694333	9.332530	-3.73%	0
2014*	10.000000	9.694333	-3.06%	6,416
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.994491	12.004733	9.19%	3,669
2016	10.835564	10.994491	1.47%	3,669
2015	11.838901	10.835564	-8.47%	3,669
2014	11.970971	11.838901	-1.10%	3,669
2013	12.994281	11.970971	-7.88%	37,138
2012	12.523974	12.994281	3.76%	37,374
2011	11.715321	12.523974	6.90%	37,138
2010	10.863506	11.715321	7.84%	4,005
2009*	10.000000	10.863506	8.64%	1,267

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.367019	11.348665	-0.16%	321
2016	11.379469	11.367019	-0.11%	15,258
2015	11.516995	11.379469	-1.19%	15,258
2014	11.593767	11.516995	-0.66%	308
2013	11.785758	11.593767	-1.63%	1,535
2012	11.303572	11.785758	4.27%	2,499
2011	11.349250	11.303572	-0.40%	2,669
2010	10.942921	11.349250	3.71%	6,362
2009*	10.000000	10.942921	9.43%	1,443
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.256654	12.57%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.336711	13.342238	29.08%	5,170
2016*	10.000000	10.336711	3.37%	5,170
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.018123	17.496525	24.81%	0
2016	14.574171	14.018123	-3.82%	0
2015	14.760424	14.574171	-1.26%	0
2014	16.058413	14.760424	-8.08%	0
2013	12.716662	16.058413	26.28%	0
2012	10.579086	12.716662	20.21%	0
2011	12.916379	10.579086	-18.10%	0
2010	11.905960	12.916379	8.49%	0
2009	9.688415	11.905960	22.89%	0
2008	17.531586	9.688415	-44.74%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	26.080090	27.740253	6.37%	0
2016	20.745648	26.080090	25.71%	0
2015	21.971626	20.745648	-5.58%	0
2014	21.543783	21.971626	1.99%	0
2013	15.650679	21.543783	37.65%	0
2012	13.510725	15.650679	15.84%	0
2011	14.381942	13.510725	-6.06%	0
2010	11.577677	14.381942	24.22%	0
2009	8.927134	11.577677	29.69%	0
2008	14.931286	8.927134	-40.21%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.709997	7.452477	-3.34%	0
2016	5.452194	7.709997	41.41%	0
2015	8.331203	5.452194	-34.56%	0
2014	10.476472	8.331203	-20.48%	11,851
2013	9.633425	10.476472	8.75%	0
2012*	10.000000	9.633425	-3.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.864594	7.623113	-3.07%	4,401
2016	5.550022	7.864594	41.70%	4,571
2015	8.457846	5.550022	-34.38%	4,571
2014	10.603751	8.457846	-20.24%	4,571
2013	9.729424	10.603751	8.99%	4,571
2012*	10.000000	9.729424	-2.71%	5,541
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.846531	29.593874	24.10%	0
2016	22.445413	23.846531	6.24%	0
2015	23.439797	22.445413	-4.24%	0
2014	24.227573	23.439797	-3.25%	9,807
2013	16.355805	24.227573	48.13%	0
2012	15.378152	16.355805	6.36%	0
2011	16.347518	15.378152	-5.93%	0
2010	13.078108	16.347518	25.00%	268
2009*	10.000000	13.078108	30.78%	104

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	20.479557	23.937049	16.88%	813
2016	18.708897	20.479557	9.46%	813
2015	18.717132	18.708897	-0.04%	323
2014	17.378040	18.717132	7.71%	323
2013	13.101481	17.378040	32.64%	323
2012	11.339287	13.101481	15.54%	323
2011	10.847314	11.339287	4.54%	350
2010	9.757913	10.847314	11.16%	1,197
2009	8.227306	9.757913	18.60%	3,747
2008	14.077196	8.227306	-41.56%	4,044
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	16.067086	19.808521	23.29%	0
2016	16.434024	16.067086	-2.23%	0
2015	16.284763	16.434024	0.92%	0
2014	17.665724	16.284763	-7.82%	0
2013	14.605772	17.665724	20.95%	0
2012	12.978891	14.605772	12.53%	0
2011	16.347203	12.978891	-20.60%	0
2010	15.903789	16.347203	2.79%	0
2009	12.011025	15.903789	32.41%	67
2008	26.089218	12.011025	-53.96%	185
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	18.848172	24.459230	29.77%	328
2016	18.684824	18.848172	0.87%	328
2015	17.103190	18.684824	9.25%	0
2014	15.244937	17.103190	12.19%	0
2013	11.291444	15.244937	35.01%	0
2012	9.867109	11.291444	14.44%	130
2011	10.350744	9.867109	-5.15%	130
2010	9.562783	10.350744	8.24%	275
2009	7.077361	9.562783	35.12%	651
2008	11.933836	7.077361	-40.70%	1,765
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	33.855588	37.653603	11.22%	253
2016	27.527538	33.855588	22.99%	253
2015	29.619112	27.527538	-7.06%	256
2014	27.586956	29.619112	7.37%	256
2013	20.338306	27.586956	35.64%	256
2012	17.420759	20.338306	16.75%	256
2011	19.344482	17.420759	-9.94%	269
2010	15.505937	19.344482	24.76%	684
2009	11.029250	15.505937	40.59%	593
2008	17.418461	11.029250	-36.68%	764

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.177751	17.008811	12.06%	0
2016	14.835936	15.177751	2.30%	0
2015	15.206461	14.835936	-2.44%	0
2014	15.137710	15.206461	0.45%	0
2013	13.425066	15.137710	12.76%	0
2012	12.388328	13.425066	8.37%	0
2011	13.045088	12.388328	-5.03%	110
2010	12.059777	13.045088	8.17%	0
2009*	10.000000	12.059777	20.60%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.865628	13.452907	13.38%	0
2016	10.450984	11.865628	13.54%	0
2015	10.878488	10.450984	-3.93%	0
2014*	10.000000	10.878488	8.78%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	31.386030	34.768837	10.78%	0
2016	25.329867	31.386030	23.91%	0
2015	26.315604	25.329867	-3.75%	0
2014	25.401848	26.315604	3.60%	0
2013	18.317486	25.401848	38.68%	0
2012	16.059555	18.317486	14.06%	0
2011	16.204179	16.059555	-0.89%	0
2010	13.067466	16.204179	24.00%	0
2009	10.605545	13.067466	23.21%	0
2008	15.577431	10.605545	-31.92%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	22.654013	27.135531	19.78%	0
2016	20.577405	22.654013	10.09%	0
2015	20.651524	20.577405	-0.36%	0
2014	18.475176	20.651524	11.78%	0
2013	14.199209	18.475176	30.11%	0
2012	12.449346	14.199209	14.06%	0
2011	12.399323	12.449346	0.40%	0
2010	10.955964	12.399323	13.17%	0
2009	8.799801	10.955964	24.50%	0
2008	14.205758	8.799801	-38.05%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.844428	29.679124	19.46%	2,050
2016	22.620887	24.844428	9.83%	884
2015	22.756096	22.620887	-0.59%	884
2014	20.415612	22.756096	11.46%	884
2013	15.728960	20.415612	29.80%	3,460
2012	13.822047	15.728960	13.80%	4,732
2011	13.801361	13.822047	0.15%	5,095
2010	12.226893	13.801361	12.88%	6,965
2009	9.843149	12.226893	24.22%	7,570
2008	15.935379	9.843149	-38.23%	7,840

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.576817	22.252228	13.67%	0
2016	17.997139	19.576817	8.78%	0
2015	18.864617	17.997139	-4.60%	0
2014	16.872373	18.864617	11.81%	0
2013	12.743781	16.872373	32.40%	0
2012	11.548776	12.743781	10.35%	0
2011	11.613669	11.548776	-0.56%	0
2010	10.263768	11.613669	13.15%	0
2009	7.786418	10.263768	31.82%	0
2008	12.049015	7.786418	-35.38%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.373510	10.575440	1.95%	0
2016	9.661427	10.373510	7.37%	0
2015	9.901823	9.661427	-2.43%	0
2014*	10.000000	9.901823	-0.98%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	23.825046	25.021524	5.02%	18
2016	21.107949	23.825046	12.87%	18
2015	22.017959	21.107949	-4.13%	391
2014	21.813889	22.017959	0.94%	395
2013	20.739246	21.813889	5.18%	588
2012	18.411198	20.739246	12.64%	1,235
2011	17.804984	18.411198	3.40%	1,831
2010	15.795061	17.804984	12.73%	2,296
2009	10.511335	15.795061	50.27%	2,230
2008	14.432193	10.511335	-27.17%	2,559
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.890445	11.878000	9.07%	0
2016	11.568569	10.890445	-5.86%	0
2015	12.546046	11.568569	-7.79%	0
2014	12.902337	12.546046	-2.76%	0
2013	11.275244	12.902337	14.43%	0
2012	10.398859	11.275244	8.43%	0
2011	11.166706	10.398859	-6.88%	0
2010	10.026656	11.166706	11.37%	3,886
2009	8.982568	10.026656	11.62%	5,768
2008	12.959676	8.982568	-30.69%	5,059

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.345676	15.734092	2.53%	0
2016	14.997313	15.345676	2.32%	0
2015	15.255122	14.997313	-1.69%	0
2014	14.913874	15.255122	2.29%	0
2013	14.978289	14.913874	-0.43%	0
2012	13.852460	14.978289	8.13%	0
2011	13.743415	13.852460	0.79%	0
2010	12.852560	13.743415	6.93%	0
2009	10.828757	12.852560	18.69%	0
2008	11.851839	10.828757	-8.63%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.956921	15.293309	2.25%	0
2016	14.658665	14.956921	2.03%	0
2015	14.939993	14.658665	-1.88%	0
2014	14.645351	14.939993	2.01%	0
2013	14.750127	14.645351	-0.71%	2,375
2012	13.675814	14.750127	7.86%	2,487
2011	13.605674	13.675814	0.52%	3,863
2010	12.749872	13.605674	6.71%	5,876
2009	10.767208	12.749872	18.41%	6,376
2008	11.818253	10.767208	-8.89%	6,854
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	15.907927	17.863523	12.29%	0
2016	15.669769	15.907927	1.52%	0
2015	15.896300	15.669769	-1.43%	0
2014	15.262428	15.896300	4.15%	0
2013	13.404875	15.262428	13.86%	0
2012	12.099170	13.404875	10.79%	0
2011	12.615953	12.099170	-4.10%	0
2010	11.215465	12.615953	12.49%	0
2009	8.826128	11.215465	27.07%	0
2008	12.582426	8.826128	-29.85%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	14.682594	16.458947	12.10%	370
2016	14.486669	14.682594	1.35%	380
2015	14.708686	14.486669	-1.51%	391
2014	14.141862	14.708686	4.01%	403
2013	12.441476	14.141862	13.67%	414
2012	11.248640	12.441476	10.60%	426
2011	11.744517	11.248640	-4.22%	440
2010	10.457074	11.744517	12.31%	453
2009	8.240776	10.457074	26.89%	1,239
2008	11.762172	8.240776	-29.94%	1,249

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	14.021338	16.402229	16.98%	0
2016	13.901414	14.021338	0.86%	0
2015	14.110173	13.901414	-1.48%	0
2014	13.539232	14.110173	4.22%	0
2013	11.229846	13.539232	20.56%	0
2012	9.880222	11.229846	13.66%	0
2011	10.695323	9.880222	-7.62%	0
2010	9.341475	10.695323	14.49%	0
2009	7.138310	9.341475	30.86%	0
2008	11.296394	7.138310	-36.81%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	12.689930	14.819066	16.78%	412
2016	12.601918	12.689930	0.70%	659
2015	12.811002	12.601918	-1.63%	659
2014	12.315552	12.811002	4.02%	659
2013	10.235819	12.315552	20.32%	659
2012	9.023034	10.235819	13.44%	659
2011	9.787843	9.023034	-7.81%	659
2010	8.560090	9.787843	14.34%	659
2009	6.559949	8.560090	30.49%	659
2008	10.391525	6.559949	-36.87%	659
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	17.513767	20.064711	14.57%	0
2016	16.583722	17.513767	5.61%	0
2015	16.742761	16.583722	-0.95%	0
2014	15.431850	16.742761	8.49%	0
2013	13.103746	15.431850	17.77%	0
2012	11.567370	13.103746	13.28%	0
2011	12.198135	11.567370	-5.17%	0
2010	10.490404	12.198135	16.28%	0
2009	7.693648	10.490404	36.35%	0
2008	11.832847	7.693648	-34.98%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	17.855019	20.432827	14.44%	376
2016	16.935110	17.855019	5.43%	376
2015	17.122590	16.935110	-1.09%	376
2014	15.792318	17.122590	8.42%	376
2013	13.434170	15.792318	17.55%	565
2012	11.872693	13.434170	13.15%	565
2011	12.526275	11.872693	-5.22%	565
2010	10.793863	12.526275	16.05%	565
2009	7.918189	10.793863	36.32%	565
2008	12.201421	7.918189	-35.10%	565

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	15.349082	18.721471	21.97%	0
2016	15.156532	15.349082	1.27%	0
2015	15.203646	15.156532	-0.31%	0
2014	13.912932	15.203646	9.28%	0
2013	10.201265	13.912932	36.38%	0
2012	8.443046	10.201265	20.82%	0
2011	8.803372	8.443046	-4.09%	0
2010	7.566030	8.803372	16.35%	0
2009	5.648633	7.566030	33.94%	0
2008	9.746094	5.648633	-42.04%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	14.971566	18.222856	21.72%	0
2016	14.797735	14.971566	1.17%	0
2015	14.863201	14.797735	-0.44%	0
2014	13.629086	14.863201	9.06%	0
2013	10.003036	13.629086	36.25%	0
2012	8.303240	10.003036	20.47%	0
2011	8.665010	8.303240	-4.18%	0
2010	7.452102	8.665010	16.28%	741
2009	5.568779	7.452102	33.82%	4,963
2008	9.634474	5.568779	-42.20%	4,963
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	18.482249	20.547374	11.17%	7,477
2016	15.905826	18.482249	16.20%	7,662
2015	16.827900	15.905826	-5.48%	7,852
2014	15.716534	16.827900	7.07%	8,046
2013	12.457956	15.716534	26.16%	8,315
2012	10.787534	12.457956	15.48%	8,315
2011	10.852728	10.787534	-0.60%	8,315
2010	9.568579	10.852728	13.42%	8,518
2009	7.466952	9.568579	28.15%	8,518
2008	13.224553	7.466952	-43.54%	8,518
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	19.637160	21.801444	11.02%	853
2016	16.927543	19.637160	16.01%	1,020
2015	17.936851	16.927543	-5.63%	1,110
2014	16.778066	17.936851	6.91%	1,105
2013	13.318602	16.778066	25.97%	5,516
2012	11.545847	13.318602	15.35%	5,721
2011	11.639158	11.545847	-0.80%	7,167
2010	10.277225	11.639158	13.25%	13,024
2009	8.029056	10.277225	28.00%	22,595
2008	14.246847	8.029056	-43.64%	24,054

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	11.576586	11.486721	-0.78%	0
2016	11.722489	11.576586	-1.24%	0
2015	11.891625	11.722489	-1.42%	0
2014	12.065382	11.891625	-1.44%	0
2013	12.239351	12.065382	-1.42%	0
2012	12.403060	12.239351	-1.32%	0
2011	12.571318	12.403060	-1.34%	0
2010	12.725363	12.571318	-1.21%	0
2009	12.820175	12.725363	-0.74%	0
2008	12.626422	12.820175	1.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	17.349021	19.965980	15.08%	0
2016	15.182737	17.349021	14.27%	0
2015	15.777020	15.182737	-3.77%	0
2014	14.502804	15.777020	8.79%	0
2013	11.026602	14.502804	31.53%	0
2012	9.450223	11.026602	16.68%	0
2011	9.440331	9.450223	0.10%	0
2010	8.354202	9.440331	13.00%	0
2009	6.666468	8.354202	25.32%	0
2008	11.618276	6.666468	-42.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	17.401022	19.998246	14.93%	1,259
2016	15.246089	17.401022	14.13%	1,246
2015	15.873355	15.246089	-3.95%	1,781
2014	14.612417	15.873355	8.63%	1,778
2013	11.127534	14.612417	31.32%	1,984
2012	9.549152	11.127534	16.53%	2,430
2011	9.559452	9.549152	-0.11%	2,740
2010	8.468109	9.559452	12.89%	3,397
2009	6.765078	8.468109	25.17%	4,778
2008	11.815117	6.765078	-42.74%	5,168
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	15.159242	20.169586	33.05%	0
2016	15.272687	15.159242	-0.74%	0
2015	14.476418	15.272687	5.50%	0
2014	13.211306	14.476418	9.58%	135
2013	9.842323	13.211306	34.23%	135
2012	8.719218	9.842323	12.88%	135
2011	8.834759	8.719218	-1.31%	135
2010	7.226253	8.834759	22.26%	135
2009	5.721961	7.226253	26.29%	135
2008	11.003953	5.721961	-48.00%	135

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	11.553989	15.351509	32.87%	3,008
2016	11.659400	11.553989	-0.90%	3,154
2015	11.066851	11.659400	5.35%	3,664
2014	10.115647	11.066851	9.40%	3,781
2013	7.547339	10.115647	34.03%	4,261
2012	6.694460	7.547339	12.74%	4,517
2011	6.794959	6.694460	-1.48%	4,517
2010	5.566571	6.794959	22.07%	4,622
2009	4.414068	5.566571	26.11%	6,001
2008	8.500698	4.414068	-48.07%	6,159
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	14.884899	15.706949	5.52%	5,106
2016	13.205359	14.884899	12.72%	5,232
2015	13.922570	13.205359	-5.15%	5,362
2014	13.977227	13.922570	-0.39%	5,494
2013	13.396004	13.977227	4.34%	5,678
2012	11.903731	13.396004	12.54%	5,678
2011	11.622186	11.903731	2.42%	5,678
2010	10.364129	11.622186	12.14%	5,817
2009	7.314592	10.364129	41.69%	5,817
2008	9.904753	7.314592	-26.15%	5,817
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	15.755040	16.600690	5.37%	0
2016	14.002217	15.755040	12.52%	0
2015	14.779587	14.002217	-5.26%	0
2014	14.862649	14.779587	-0.56%	0
2013	14.268296	14.862649	4.17%	268
2012	12.703834	14.268296	12.31%	1,214
2011	12.428479	12.703834	2.22%	1,938
2010	11.094378	12.428479	12.03%	2,739
2009	7.846954	11.094378	41.38%	3,026
2008	10.636645	7.846954	-26.23%	3,884
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	25.184472	30.209726	19.95%	1,030
2016	22.844633	25.184472	10.24%	1,036
2015	22.875524	22.844633	-0.14%	1,371
2014	20.438473	22.875524	11.92%	1,450
2013	15.682494	20.438473	30.33%	1,471
2012	13.728759	15.682494	14.23%	1,462
2011	13.651991	13.728759	0.56%	1,467
2010	12.043410	13.651991	13.36%	1,496
2009	9.652436	12.043410	24.77%	1,500
2008	15.546704	9.652436	-37.91%	1,910

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	20.011540	20.553798	2.71%	0
2016	19.385984	20.011540	3.23%	0
2015	19.789019	19.385984	-2.04%	0
2014	18.974390	19.789019	4.29%	0
2013	19.602028	18.974390	-3.20%	0
2012	18.783255	19.602028	4.36%	0
2011	17.756618	18.783255	5.78%	0
2010	16.713382	17.756618	6.24%	0
2009	14.655015	16.713382	14.05%	0
2008	15.370088	14.655015	-4.65%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	57.847944	68.815159	18.96%	2,037
2016	52.355114	57.847944	10.49%	2,079
2015	53.934396	52.355114	-2.93%	2,123
2014	51.534715	53.934396	4.66%	2,168
2013	38.432784	51.534715	34.09%	2,230
2012	33.986417	38.432784	13.08%	2,230
2011	38.625003	33.986417	-12.01%	2,590
2010	30.452113	38.625003	26.84%	2,653
2009	22.069112	30.452113	37.99%	2,653
2008	37.020700	22.069112	-40.39%	2,653
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.487369	42.156934	18.79%	2,159
2016	32.172102	35.487369	10.30%	2,414
2015	33.185999	32.172102	-3.06%	2,613
2014	31.758694	33.185999	4.49%	2,278
2013	23.718157	31.758694	33.90%	5,246
2012	21.008550	23.718157	12.90%	5,389
2011	23.912219	21.008550	-12.14%	9,118
2010	18.871798	23.912219	26.71%	13,511
2009	13.702429	18.871798	37.73%	20,625
2008	23.023036	13.702429	-40.48%	21,964
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	13.010255	16.682101	28.22%	7,899
2016	13.913764	13.010255	-6.49%	8,094
2015	13.642324	13.913764	1.99%	8,295
2014	15.073189	13.642324	-9.49%	2,864
2013	11.731282	15.073189	28.49%	2,960
2012	9.875667	11.731282	18.79%	2,960
2011	12.106477	9.875667	-18.43%	2,960
2010	10.871920	12.106477	11.36%	3,032
2009	8.725138	10.871920	24.60%	3,032
2008	15.772298	8.725138	-44.68%	3,032

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	10.231371	13.107286	28.11%	0
2016	10.958845	10.231371	-6.64%	0
2015	10.765216	10.958845	1.80%	0
2014	11.911941	10.765216	-9.63%	0
2013	9.285896	11.911941	28.28%	0
2012	7.827671	9.285896	18.63%	0
2011	9.608852	7.827671	-18.54%	0
2010	8.641488	9.608852	11.19%	0
2009	6.947087	8.641488	24.39%	0
2008	12.579366	6.947087	-44.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	20.175844	22.973198	13.86%	0
2016	18.295009	20.175844	10.28%	0
2015	18.717056	18.295009	-2.25%	0
2014	17.063322	18.717056	9.69%	0
2013	13.087873	17.063322	30.38%	0
2012	10.993956	13.087873	19.05%	0
2011	11.447255	10.993956	-3.96%	0
2010	9.866063	11.447255	16.03%	0
2009	7.033100	9.866063	40.28%	0
2008	13.347423	7.033100	-47.31%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	19.695751	22.393147	13.70%	833
2016	17.889920	19.695751	10.09%	807
2015	18.331538	17.889920	-2.41%	786
2014	16.741882	18.331538	9.50%	795
2013	12.852097	16.741882	30.27%	792
2012	10.818505	12.852097	18.80%	798
2011	11.279478	10.818505	-4.09%	832
2010	9.739371	11.279478	15.81%	817
2009	6.954494	9.739371	40.04%	817
2008	13.215969	6.954494	-47.38%	847
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	24.276023	28.521169	17.49%	0
2016	22.499568	24.276023	7.90%	0
2015	23.550040	22.499568	-4.46%	0
2014	22.397619	23.550040	5.15%	0
2013	17.422653	22.397619	28.55%	0
2012	13.909830	17.422653	25.25%	0
2011	15.484215	13.909830	-10.17%	0
2010	12.424900	15.484215	24.62%	0
2009	8.010144	12.424900	55.11%	0
2008	16.648071	8.010144	-51.89%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	22.449395	26.347432	17.36%	893
2016	20.845951	22.449395	7.69%	893
2015	21.849786	20.845951	-4.59%	893
2014	20.815552	21.849786	4.97%	1,387
2013	16.224463	20.815552	28.30%	1,497
2012	12.956945	16.224463	25.22%	1,713
2011	14.453487	12.956945	-10.35%	1,713
2010	11.608532	14.453487	24.51%	2,008
2009	7.495475	11.608532	54.87%	3,431
2008	15.613603	7.495475	-51.99%	3,760
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.923079	14.261841	10.36%	0
2016	11.585644	12.923079	11.54%	0
2015	12.534961	11.585644	-7.57%	923
2014	12.367168	12.534961	1.36%	923
2013	10.138969	12.367168	21.98%	0
2012	8.920699	10.138969	13.66%	0
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0
2008*	10.000000	6.591481	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	23.676726	28.199417	19.10%	0
2016	20.651992	23.676726	14.65%	0
2015	21.697000	20.651992	-4.82%	0
2014	20.197274	21.697000	7.43%	0
2013	15.758606	20.197274	28.17%	0
2012	14.255346	15.758606	10.55%	0
2011	13.608239	14.255346	4.76%	0
2010	11.417489	13.608239	19.19%	0
2009	9.845468	11.417489	15.97%	0
2008	13.674967	9.845468	-28.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.242624	18.732344	15.33%	0
2016	15.332559	16.242624	5.94%	0
2015	16.605751	15.332559	-7.67%	0
2014	18.908691	16.605751	-12.18%	0
2013	15.564394	18.908691	21.49%	0
2012	13.317368	15.564394	16.87%	0
2011	15.089038	13.317368	-11.74%	0
2010	14.088671	15.089038	7.10%	0
2009	10.409045	14.088671	35.35%	0
2008	17.673269	10.409045	-41.10%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.174763	21.501238	25.19%	106
2016	17.082243	17.174763	0.54%	106
2015	16.547550	17.082243	3.23%	331
2014	15.523005	16.547550	6.60%	347
2013	11.267388	15.523005	37.77%	412
2012	10.082742	11.267388	11.75%	1,856
2011	10.929203	10.082742	-7.74%	1,860
2010	9.275165	10.929203	17.83%	2,727
2009	5.681862	9.275165	63.24%	3,878
2008	11.330613	5.681862	-49.85%	5,214
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	21.391281	24.787263	15.88%	60
2016	18.553426	21.391281	15.30%	60
2015	20.069677	18.553426	-7.55%	310
2014	18.666234	20.069677	7.52%	322
2013	13.962680	18.666234	33.69%	3,431
2012	11.913916	13.962680	17.20%	3,548
2011	12.349186	11.913916	-3.52%	7,237
2010	10.830788	12.349186	14.02%	10,666
2009	8.558811	10.830788	26.55%	11,835
2008	13.528277	8.558811	-36.73%	13,284
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	16.389224	18.280324	11.54%	0
2016	15.081728	16.389224	8.67%	0
2015	16.240757	15.081728	-7.14%	0
2014	15.238366	16.240757	6.58%	0
2013	11.963322	15.238366	27.38%	0
2012	10.659928	11.963322	12.23%	0
2011	10.823287	10.659928	-1.51%	0
2010	10.024547	10.823287	7.97%	0
2009	7.928457	10.024547	26.44%	0
2008	11.516602	7.928457	-31.16%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	15.965678	17.760987	11.24%	399
2016	14.724628	15.965678	8.43%	399
2015	15.895454	14.724628	-7.37%	405
2014	14.955832	15.895454	6.28%	405
2013	11.770062	14.955832	27.07%	573
2012	10.512526	11.770062	11.96%	752
2011	10.698282	10.512526	-1.74%	781
2010	9.936576	10.698282	7.67%	1,029
2009	7.878245	9.936576	26.13%	1,099
2008	11.473122	7.878245	-31.33%	2,710

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	21.119824	25.544871	20.95%	0
2016	21.580058	21.119824	-2.13%	0
2015	22.485792	21.580058	-4.03%	0
2014	22.796171	22.485792	-1.36%	0
2013	19.484475	22.796171	17.00%	0
2012	17.154878	19.484475	13.58%	118
2011	18.715437	17.154878	-8.34%	118
2010	16.864322	18.715437	10.98%	250
2009	12.684135	16.864322	32.96%	406
2008	21.648925	12.684135	-41.41%	1,420
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	21.462887	24.308247	13.26%	0
2016	19.198605	21.462887	11.79%	0
2015	20.298811	19.198605	-5.42%	0
2014	19.722934	20.298811	2.92%	0
2013	15.536308	19.722934	26.95%	0
2012	14.208851	15.536308	9.34%	0
2011	15.399704	14.208851	-7.73%	0
2010	13.693609	15.399704	12.46%	0
2009	10.671102	13.693609	28.32%	0
2008	15.148630	10.671102	-29.56%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.855121	16.725961	20.72%	0
2016	13.952989	13.855121	-0.70%	0
2015	13.989544	13.952989	-0.26%	0
2014	13.139384	13.989544	6.47%	0
2013	9.730796	13.139384	35.03%	0
2012*	10.000000	9.730796	-2.69%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.721402	16.517278	20.38%	0
2016	13.843501	13.721402	-0.88%	0
2015	13.902362	13.843501	-0.42%	0
2014	13.099348	13.902362	6.13%	0
2013	9.730361	13.099348	34.62%	0
2012*	10.000000	9.730361	-2.70%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.610745	15.865095	16.56%	189
2016	14.174492	13.610745	-3.98%	199
2015	15.692887	14.174492	-9.68%	211
2014	16.808830	15.692887	-6.64%	224
2013	13.630468	16.808830	23.32%	236
2012	11.605915	13.630468	17.44%	248
2011	12.690851	11.605915	-8.55%	263
2010	11.849485	12.690851	7.10%	277
2009*	10.000000	11.849485	18.49%	288

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.856223	11.156957	25.98%	0
2016	7.440098	8.856223	19.03%	0
2015	9.443651	7.440098	-21.22%	0
2014*	10.000000	9.443651	-5.56%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	14.605079	18.233858	24.85%	91
2016	14.165518	14.605079	3.10%	91
2015	13.763878	14.165518	2.92%	91
2014	12.865318	13.763878	6.98%	870
2013	9.513760	12.865318	35.23%	969
2012	8.292213	9.513760	14.73%	1,235
2011	8.966756	8.292213	-7.52%	1,235
2010	7.042006	8.966756	27.33%	6,530
2009	5.058824	7.042006	39.20%	6,010
2008	10.604939	5.058824	-52.30%	3,513
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.352741	25.340337	24.51%	0
2016	18.981257	20.352741	7.23%	0
2015	19.682893	18.981257	-3.56%	0
2014	21.590646	19.682893	-8.84%	0
2013	15.513662	21.590646	39.17%	0
2012	13.021271	15.513662	19.14%	0
2011	14.761619	13.021271	-11.79%	0
2010	11.018532	14.761619	33.97%	343
2009	6.862576	11.018532	60.56%	343
2008	11.514054	6.862576	-40.40%	343
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	24.496233	28.330342	15.65%	0
2016	21.846137	24.496233	12.13%	0
2015	22.376565	21.846137	-2.37%	0
2014	20.603734	22.376565	8.60%	0
2013	15.418427	20.603734	33.63%	3,671
2012	13.501458	15.418427	14.20%	3,712
2011	13.763904	13.501458	-1.91%	4,126
2010	12.557776	13.763904	9.60%	7,166
2009	10.406216	12.557776	20.68%	7,421
2008	15.700194	10.406216	-33.72%	8,358
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.965235	19.954325	24.99%	1,335
2016	15.600223	15.965235	2.34%	2,224
2015	14.888759	15.600223	4.78%	1,562
2014	14.938609	14.888759	-0.33%	1,562
2013	11.876359	14.938609	25.78%	1,562
2012	10.395371	11.876359	14.25%	0
2011	10.738866	10.395371	-3.20%	0
2010*	10.000000	10.738866	7.39%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.147260	12.810833	26.25%	88
2016	9.727858	10.147260	4.31%	88
2015*	10.000000	9.727858	-2.72%	88
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.337226	13.919176	4.36%	0
2016	12.783798	13.337226	4.33%	0
2015	13.080757	12.783798	-2.27%	0
2014	12.339666	13.080757	6.01%	0
2013	12.594289	12.339666	-2.02%	0
2012	11.704079	12.594289	7.61%	0
2011	11.267019	11.704079	3.88%	0
2010	10.698980	11.267019	5.31%	0
2009	9.925335	10.698980	7.79%	665
2008	11.247361	9.925335	-11.75%	1,576
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.948238	26.662176	6.87%	0
2016	21.057967	24.948238	18.47%	0
2015	22.361059	21.057967	-5.83%	0
2014	20.088980	22.361059	11.31%	0
2013	15.481203	20.088980	29.76%	0
2012	13.726600	15.481203	12.78%	0
2011	13.860721	13.726600	-0.97%	0
2010	12.429821	13.860721	11.51%	0
2009*	10.000000	12.429821	24.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.490136	17.677165	14.12%	0
2016	14.419688	15.490136	7.42%	0
2015	14.489256	14.419688	-0.48%	0
2014	14.003595	14.489256	3.47%	0
2013	11.525811	14.003595	21.50%	0
2012	10.107259	11.525811	14.03%	0
2011	10.161246	10.107259	-0.53%	0
2010	9.204535	10.161246	10.39%	0
2009	7.567959	9.204535	21.63%	0
2008	10.935557	7.567959	-30.79%	755
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.566002	11.764840	1.72%	0
2016	11.432700	11.566002	1.17%	0
2015	11.627776	11.432700	-1.68%	0
2014	11.239319	11.627776	3.46%	0
2013	11.705983	11.239319	-3.99%	0
2012	11.316569	11.705983	3.44%	0
2011	10.860962	11.316569	4.19%	0
2010	10.397879	10.860962	4.45%	0
2009	9.407821	10.397879	10.52%	0
2008	10.591896	9.407821	-11.18%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.888030	20.507272	29.07%	0
2016	16.091026	15.888030	-1.26%	0
2015	15.325057	16.091026	5.00%	0
2014	15.270238	15.325057	0.36%	0
2013	12.044977	15.270238	26.78%	0
2012	10.011409	12.044977	20.31%	0
2011	11.201198	10.011409	-10.62%	0
2010	10.211900	11.201198	9.69%	217
2009	7.317716	10.211900	39.55%	636
2008	12.101040	7.317716	-39.53%	1,118
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.521486	20.808744	25.95%	0
2016	15.370732	16.521486	7.49%	0
2015	14.654992	15.370732	4.88%	0
2014	13.760579	14.654992	6.50%	0
2013	10.773015	13.760579	27.73%	0
2012	9.311508	10.773015	15.70%	0
2011	9.912974	9.311508	-6.07%	0
2010	8.510393	9.912974	16.48%	0
2009	6.222418	8.510393	36.77%	0
2008	11.318398	6.222418	-45.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.534040	17.464711	20.16%	0
2016	13.275404	14.534040	9.48%	0
2015	13.325917	13.275404	-0.38%	0
2014	12.267337	13.325917	8.63%	0
2013	9.361446	12.267337	31.04%	0
2012	8.114867	9.361446	15.36%	0
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
2009	5.979217	7.700958	28.80%	0
2008	9.796181	5.979217	-38.96%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.619665	11.173295	5.21%	0
2016	9.439230	10.619665	12.51%	0
2015	9.834543	9.439230	-4.02%	0
2014*	10.000000	9.834543	-1.65%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.196479	17.455465	22.96%	0
2016	12.686570	14.196479	11.90%	0
2015	13.028631	12.686570	-2.63%	0
2014	12.406544	13.028631	5.01%	0
2013	8.770819	12.406544	41.45%	0
2012	7.617701	8.770819	15.14%	0
2011	8.749384	7.617701	-12.93%	0
2010	7.694232	8.749384	13.71%	0
2009	5.104127	7.694232	50.75%	0
2008*	10.000000	5.104127	-48.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.092054	18.812185	16.90%	0
2016	14.828702	16.092054	8.52%	0
2015	15.095767	14.828702	-1.77%	0
2014	13.849454	15.095767	9.00%	0
2013	10.127191	13.849454	36.76%	0
2012	9.216719	10.127191	9.88%	0
2011	9.659198	9.216719	-4.58%	0
2010	7.931024	9.659198	21.79%	0
2009	6.118329	7.931024	29.63%	0
2008*	10.000000	6.118329	-38.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.967582	18.626539	16.65%	0
2016	14.714403	15.967582	8.52%	0
2015	14.993639	14.714403	-1.86%	0
2014	13.767337	14.993639	8.91%	0
2013	10.082697	13.767337	36.54%	0
2012	9.185752	10.082697	9.76%	0
2011	9.635296	9.185752	-4.67%	0
2010	7.912626	9.635296	21.77%	0
2009	6.116424	7.912626	29.37%	0
2008*	10.000000	6.116424	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.145362	15.520303	18.07%	0
2016	12.308780	13.145362	6.80%	0
2015	12.712857	12.308780	-3.18%	0
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.809527	14.145726	10.43%	0
2016	12.249274	12.809527	4.57%	0
2015	12.562584	12.249274	-2.49%	0
2014	12.222184	12.562584	2.79%	0
2013	10.816580	12.222184	12.99%	0
2012	9.882961	10.816580	9.45%	0
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.167642	15.028379	14.13%	0
2016	12.449340	13.167642	5.77%	0
2015	12.802625	12.449340	-2.76%	0
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.945340	12.521162	4.82%	0
2016	11.586156	11.945340	3.10%	0
2015	11.843543	11.586156	-2.17%	0
2014	11.629777	11.843543	1.84%	0
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	0
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.021378	14.625776	12.32%	0
2016	12.378242	13.021378	5.20%	0
2015	12.695698	12.378242	-2.50%	0
2014	12.319480	12.695698	3.05%	0
2013	10.611392	12.319480	16.10%	0
2012	9.582525	10.611392	10.74%	0
2011	9.955449	9.582525	-3.75%	0
2010	9.070489	9.955449	9.76%	0
2009	7.547472	9.070489	20.18%	0
2008*	10.000000	7.547472	-24.53%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.105429	15.249774	16.36%	0
2016	12.359474	13.105429	6.04%	0
2015	12.733307	12.359474	-2.94%	0
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.612883	13.659321	8.30%	0
2016	12.073793	12.612883	4.46%	0
2015	12.383340	12.073793	-2.50%	0
2014	12.072704	12.383340	2.57%	0
2013	11.012655	12.072704	9.63%	0
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.633454	12.998201	2.89%	0
2016	12.168285	12.633454	3.82%	0
2015	12.436907	12.168285	-2.16%	0
2014	12.012631	12.436907	3.53%	0
2013	12.426914	12.012631	-3.33%	0
2012	11.702783	12.426914	6.19%	0
2011	11.139841	11.702783	5.05%	0
2010	10.558648	11.139841	5.50%	0
2009	9.848830	10.558648	7.21%	0
2008*	10.000000	9.848830	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.344595	12.674570	2.67%	0
2016	11.928660	12.344595	3.49%	0
2015	12.211688	11.928660	-2.32%	0
2014	11.837497	12.211688	3.16%	0
2013	12.272909	11.837497	-3.55%	0
2012	11.586894	12.272909	5.92%	0
2011	11.066542	11.586894	4.70%	0
2010	10.516530	11.066542	5.23%	0
2009	9.827005	10.516530	7.02%	0
2008*	10.000000	9.827005	-1.73%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.212765	13.512212	2.27%	0
2016	12.973832	13.212765	1.84%	0
2015	13.233168	12.973832	-1.96%	0
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	20.903066	29.092975	39.18%	66
2016	19.733970	20.903066	5.92%	69
2015	23.904956	19.733970	-17.45%	72
2014	25.731194	23.904956	-7.10%	81
2013	25.998277	25.731194	-1.03%	36
2012	22.550261	25.998277	15.29%	54
2011	29.561646	22.550261	-23.72%	221
2010	25.878356	29.561646	14.23%	221
2009	16.101081	25.878356	60.72%	221
2008	38.836311	16.101081	-58.54%	221
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.749139	13.832739	0.61%	90
2016	13.848180	13.749139	-0.72%	1,509
2015	14.067236	13.848180	-1.56%	3,756
2014	13.650507	14.067236	3.05%	3,826
2013	14.436853	13.650507	-5.45%	4,053
2012	14.215258	14.436853	1.56%	7,987
2011	13.448154	14.215258	5.70%	8,594
2010	13.023261	13.448154	3.26%	12,624
2009	12.868893	13.023261	1.20%	16,506
2008	12.122423	12.868893	6.16%	14,147
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.471617	9.373988	-1.03%	10,921
2016	9.609855	9.471617	-1.44%	11,429
2015	9.751249	9.609855	-1.45%	11,886
2014	9.894719	9.751249	-1.45%	13,330
2013	10.040301	9.894719	-1.45%	13,940
2012	10.188426	10.040301	-1.45%	14,393
2011	10.337909	10.188426	-1.45%	19,204
2010	10.490001	10.337909	-1.45%	21,266
2009	10.639879	10.490001	-1.41%	20,648
2008	10.579164	10.639879	0.57%	22,911

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.368901	10.481013	25.24%	168
2016	8.438215	8.368901	-0.82%	177
2015	8.847344	8.438215	-4.62%	188
2014	9.042606	8.847344	-2.16%	199
2013	7.804871	9.042606	15.86%	210
2012	6.873392	7.804871	13.55%	221
2011	7.749265	6.873392	-11.30%	234
2010	6.958402	7.749265	11.37%	246
2009	5.454411	6.958402	27.57%	257
2008*	10.000000	5.454411	-45.46%	266
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.145959	23.513793	16.72%	2,601
2016	18.673580	20.145959	7.88%	2,318
2015	19.139370	18.673580	-2.43%	2,944
2014	18.498753	19.139370	3.46%	3,881
2013	14.751455	18.498753	25.40%	6,939
2012	12.915082	14.751455	14.22%	21,294
2011	13.641011	12.915082	-5.32%	22,317
2010	12.075131	13.641011	12.97%	48,010
2009	9.632280	12.075131	25.36%	76,345
2008	15.476176	9.632280	-37.76%	86,957
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.876536	17.388594	9.52%	0
2016	15.154373	15.876536	4.77%	0
2015	15.404099	15.154373	-1.62%	0
2014	14.945458	15.404099	3.07%	0
2013	13.370475	14.945458	11.78%	0
2012	12.403452	13.370475	7.80%	0
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.315344	20.723547	13.15%	0
2016	17.249119	18.315344	6.18%	0
2015	17.596506	17.249119	-1.97%	0
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.109997	14.696187	4.15%	27
2016	13.731561	14.109997	2.76%	27
2015	13.896805	13.731561	-1.19%	27
2014	13.573230	13.896805	2.38%	36
2013	13.138136	13.573230	3.31%	69
2012	12.675861	13.138136	3.65%	102
2011	12.495712	12.675861	1.44%	102
2010	11.973948	12.495712	4.36%	102
2009	11.138262	11.973948	7.50%	306
2008	12.026494	11.138262	-7.39%	3,340
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.706458	19.706226	11.29%	42,592
2016	16.768498	17.706458	5.59%	41,539
2015	17.072373	16.768498	-1.78%	41,559
2014	16.470213	17.072373	3.66%	47,264
2013	14.329819	16.470213	14.94%	48,162
2012	13.122365	14.329819	9.20%	50,173
2011	13.320416	13.122365	-1.49%	52,338
2010	12.186334	13.320416	9.31%	82,657
2009	10.379464	12.186334	17.41%	119,009
2008	13.713167	10.379464	-24.31%	127,240
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.258473	22.145633	14.99%	21,734
2016	18.013252	19.258473	6.91%	21,752
2015	18.412675	18.013252	-2.17%	22,099
2014	17.801170	18.412675	3.44%	23,790
2013	14.760075	17.801170	20.60%	29,065
2012	13.166062	14.760075	12.11%	37,687
2011	13.649661	13.166062	-3.54%	45,492
2010	12.274968	13.649661	11.20%	121,300
2009	10.013117	12.274968	22.59%	118,893
2008	14.809502	10.013117	-32.39%	141,191
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.163991	17.397643	7.63%	3,841
2016	15.516277	16.163991	4.17%	4,096
2015	15.749397	15.516277	-1.48%	4,370
2014	15.257969	15.749397	3.22%	5,156
2013	14.011900	15.257969	8.89%	5,398
2012	13.160460	14.011900	6.47%	8,231
2011	13.083815	13.160460	0.59%	8,894
2010	12.234322	13.083815	6.94%	20,910
2009	10.836399	12.234322	12.90%	22,981
2008	12.943063	10.836399	-16.28%	43,805

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.879211	29.961774	25.47%	0
2016	23.380322	23.879211	2.13%	0
2015	22.574603	23.380322	3.57%	0
2014	21.054033	22.574603	7.22%	0
2013	15.627770	21.054033	34.72%	0
2012	13.361565	15.627770	16.96%	0
2011	13.867515	13.361565	-3.65%	0
2010	12.933335	13.867515	7.22%	0
2009*	10.000000	12.933335	29.33%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.406636	29.312460	25.23%	11,233
2016	22.985934	23.406636	1.83%	11,775
2015	22.251073	22.985934	3.30%	12,495
2014	20.797692	22.251073	6.99%	11,424
2013	15.484811	20.797692	34.31%	19,632
2012	13.268797	15.484811	16.70%	22,776
2011	13.808144	13.268797	-3.91%	25,289
2010	12.911549	13.808144	6.94%	32,373
2009*	10.000000	12.911549	29.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	29.878114	34.092480	14.11%	0
2016	25.202965	29.878114	18.55%	0
2015	26.238751	25.202965	-3.95%	0
2014	24.332599	26.238751	7.83%	0
2013	18.557551	24.332599	31.12%	0
2012	16.030243	18.557551	15.77%	0
2011	16.690283	16.030243	-3.95%	0
2010	13.419508	16.690283	24.37%	0
2009	9.957151	13.419508	34.77%	0
2008	15.902479	9.957151	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	27.647550	31.491505	13.90%	3,777
2016	23.375072	27.647550	18.28%	3,777
2015	24.395203	23.375072	-4.18%	3,777
2014	22.673633	24.395203	7.59%	2,399
2013	17.323713	22.673633	30.88%	2,433
2012	14.989698	17.323713	15.57%	2,468
2011	15.628378	14.989698	-4.09%	2,468
2010	12.599268	15.628378	24.04%	4,263
2009	9.365974	12.599268	34.52%	5,395
2008	14.993980	9.365974	-37.54%	5,896

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.099017	12.494635	23.72%	0
2016	10.506912	10.099017	-3.88%	0
2015	10.731756	10.506912	-2.10%	0
2014	11.038913	10.731756	-2.78%	0
2013	9.251361	11.038913	19.32%	0
2012	8.126525	9.251361	13.84%	0
2011	9.123927	8.126525	-10.93%	0
2010	8.135019	9.123927	12.16%	0
2009	6.064844	8.135019	34.13%	0
2008*	10.000000	6.064844	-39.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.743725	10.592826	21.15%	0
2016	8.431452	8.743725	3.70%	0
2015	9.017150	8.431452	-6.50%	0
2014*	10.000000	9.017150	-9.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.686749	10.490401	20.76%	0
2016	8.395980	8.686749	3.46%	0
2015	9.000681	8.395980	-6.72%	295
2014*	10.000000	9.000681	-9.99%	295
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.636236	18.734589	28.00%	0
2016	14.561215	14.636236	0.52%	0
2015	14.327086	14.561215	1.63%	0
2014	13.198455	14.327086	8.55%	0
2013	9.963682	13.198455	32.47%	0
2012	8.705529	9.963682	14.45%	0
2011	9.128428	8.705529	-4.63%	0
2010	8.029459	9.128428	13.69%	0
2009	6.298763	8.029459	27.48%	0
2008*	10.000000	6.298763	-37.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.801737	16.682771	12.71%	0
2016	12.942254	14.801737	14.37%	0
2015	13.600062	12.942254	-4.84%	0
2014	12.517926	13.600062	8.64%	0
2013	9.407007	12.517926	33.07%	702
2012	8.117705	9.407007	15.88%	1,275
2011	8.771301	8.117705	-7.45%	1,529
2010	7.894107	8.771301	11.11%	4,688
2009	6.286901	7.894107	25.56%	8,056
2008*	10.000000	6.286901	-37.13%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.734864	18.518632	25.68%	0
2016	14.097397	14.734864	4.52%	0
2015	14.354444	14.097397	-1.79%	0
2014	14.043276	14.354444	2.22%	0
2013	10.280814	14.043276	36.60%	0
2012	9.099807	10.280814	12.98%	0
2011	9.663566	9.099807	-5.83%	0
2010	7.753436	9.663566	24.64%	0
2009	6.209196	7.753436	24.87%	0
2008*	10.000000	6.209196	-37.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.150786	21.485837	12.19%	0
2016	16.524481	19.150786	15.89%	0
2015	17.265856	16.524481	-4.29%	0
2014	14.971705	17.265856	15.32%	0
2013	11.197061	14.971705	33.71%	0
2012	9.765885	11.197061	14.65%	0
2011	10.144778	9.765885	-3.73%	0
2010	8.604649	10.144778	17.90%	0
2009	6.692181	8.604649	28.58%	0
2008*	10.000000	6.692181	-33.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.412131	20.161394	22.84%	0
2016	15.411095	16.412131	6.50%	0
2015	15.555470	15.411095	-0.93%	0
2014	15.393622	15.555470	1.05%	0
2013	10.850968	15.393622	41.86%	0
2012	9.736237	10.850968	11.45%	0
2011	9.965012	9.736237	-2.30%	0
2010	8.082450	9.965012	23.29%	0
2009	6.448305	8.082450	25.34%	385
2008	12.238914	6.448305	-47.31%	538
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	28.499627	30.633200	7.49%	0
2016	22.962878	28.499627	24.11%	0
2015	24.793992	22.962878	-7.39%	0
2014	23.508037	24.793992	5.47%	0
2013	16.989785	23.508037	38.37%	0
2012	14.313818	16.989785	18.69%	0
2011	15.299779	14.313818	-6.44%	0
2010	12.262351	15.299779	24.77%	0
2009	9.858399	12.262351	24.38%	0
2008	14.744327	9.858399	-33.14%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	25.544788	27.379077	7.18%	33
2016	20.634289	25.544788	23.80%	33
2015	22.343157	20.634289	-7.65%	146
2014	21.235287	22.343157	5.22%	155
2013	15.388488	21.235287	37.99%	195
2012	12.979865	15.388488	18.56%	235
2011	13.930122	12.979865	-6.82%	235
2010	11.176104	13.930122	24.64%	235
2009	9.010434	11.176104	24.04%	601
2008	13.505560	9.010434	-33.28%	761
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	28.202265	31.543300	11.85%	0
2016	23.296848	28.202265	21.06%	0
2015	24.032635	23.296848	-3.06%	0
2014	24.189088	24.032635	-0.65%	0
2013	17.419166	24.189088	38.86%	0
2012	15.303593	17.419166	13.82%	0
2011	16.442343	15.303593	-6.93%	0
2010	13.313210	16.442343	23.50%	0
2009	10.028870	13.313210	32.75%	0
2008	16.464219	10.028870	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	27.902489	31.128688	11.56%	0
2016	23.103502	27.902489	20.77%	0
2015	23.896319	23.103502	-3.32%	104
2014	24.113865	23.896319	-0.90%	104
2013	17.408971	24.113865	38.51%	104
2012	15.331257	17.408971	13.55%	104
2011	16.514752	15.331257	-7.17%	1,351
2010	13.408247	16.514752	23.17%	1,466
2009	10.120927	13.408247	32.48%	1,595
2008	16.659960	10.120927	-39.25%	1,630
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	15.423955	18.278398	18.51%	0
2016	14.079306	15.423955	9.55%	0
2015	14.192525	14.079306	-0.80%	0
2014	12.879449	14.192525	10.20%	0
2013	9.992256	12.879449	28.89%	0
2012	8.906327	9.992256	12.19%	0
2011	9.003057	8.906327	-1.07%	0
2010	8.068513	9.003057	11.58%	196
2009	6.520750	8.068513	23.74%	196
2008	11.332444	6.520750	-42.46%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.778080	14.413036	4.61%	0
2016	13.044057	13.778080	5.63%	0
2015	14.030150	13.044057	-7.03%	0
2014	11.069837	14.030150	26.74%	0
2013	10.937391	11.069837	1.21%	0
2012	9.602457	10.937391	13.90%	40
2011	9.179933	9.602457	4.60%	40
2010	7.175168	9.179933	27.94%	85
2009	5.578528	7.175168	28.62%	112
2008*	10.000000	5.578528	-44.21%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.356876	10.368299	0.11%	0
2016	10.253358	10.356876	1.01%	0
2015	10.439831	10.253358	-1.79%	0
2014	10.541370	10.439831	-0.96%	0
2013	10.685207	10.541370	-1.35%	0
2012	10.473767	10.685207	2.02%	0
2011	10.491270	10.473767	-0.17%	0
2010	10.394113	10.491270	0.93%	0
2009	9.846962	10.394113	5.56%	0
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.909440	16.822612	20.94%	0
2016	13.957882	13.909440	-0.35%	0
2015	14.738512	13.957882	-5.30%	0
2014	16.281870	14.738512	-9.48%	0
2013	13.756990	16.281870	18.35%	0
2012	11.675592	13.756990	17.83%	0
2011	13.528212	11.675592	-13.69%	0
2010	12.908002	13.528212	4.80%	0
2009*	10.000000	12.908002	29.08%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.610188	25.222803	16.72%	0
2016	19.958901	21.610188	8.27%	0
2015	20.346904	19.958901	-1.91%	0
2014	18.704398	20.346904	8.78%	0
2013	13.792890	18.704398	35.61%	0
2012	12.611608	13.792890	9.37%	0
2011	13.203521	12.611608	-4.48%	167
2010	10.905237	13.203521	21.08%	0
2009	8.419686	10.905237	29.52%	1,443
2008	14.108638	8.419686	-40.32%	2,409

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	22.923388	30.875467	34.69%	0
2016	23.240700	22.923388	-1.37%	0
2015	22.687832	23.240700	2.44%	0
2014	22.505774	22.687832	0.81%	0
2013	17.938356	22.505774	25.46%	0
2012	15.010822	17.938356	19.50%	0
2011	16.608150	15.010822	-9.62%	0
2010	14.532251	16.608150	14.28%	0
2009	10.550099	14.532251	37.75%	0
2008	17.898879	10.550099	-41.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	22.096794	29.686887	34.35%	332
2016	22.456297	22.096794	-1.60%	332
2015	21.979548	22.456297	2.17%	343
2014	21.853628	21.979548	0.58%	369
2013	17.461903	21.853628	25.15%	393
2012	14.650098	17.461903	19.19%	466
2011	16.250989	14.650098	-9.85%	486
2010	14.251927	16.250989	14.03%	519
2009	10.377572	14.251927	37.33%	519
2008	17.648212	10.377572	-41.20%	707
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.241493	10.726496	4.74%	0
2016	9.754510	10.241493	4.99%	0
2015	10.126965	9.754510	-3.68%	0
2014	9.992316	10.126965	1.35%	0
2013	10.152770	9.992316	-1.58%	0
2012*	10.000000	10.152770	1.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	18.291882	19.115588	4.50%	257
2016	17.466036	18.291882	4.73%	257
2015	18.175949	17.466036	-3.91%	262
2014	17.995037	18.175949	1.01%	262
2013	18.327070	17.995037	-1.81%	1,242
2012	16.436114	18.327070	11.50%	3,181
2011	16.569768	16.436114	-0.81%	3,654
2010	14.649408	16.569768	13.11%	8,814
2009	12.553954	14.649408	16.69%	9,134
2008	14.896475	12.553954	-15.73%	12,831
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.792185	10.956564	24.62%	0
2016	9.170213	8.792185	-4.12%	0
2015	9.024835	9.170213	1.61%	0
2014*	10.000000	9.024835	-9.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	20.391150	23.439505	14.95%	3,301
2016	18.589973	20.391150	9.69%	3,375
2015	18.295093	18.589973	1.61%	3,375
2014	16.815379	18.295093	8.80%	3,508
2013	12.981488	16.815379	29.53%	7,437
2012	11.296631	12.981488	14.91%	7,600
2011	11.498661	11.296631	-1.76%	8,228
2010	10.073530	11.498661	14.15%	12,278
2009	7.986111	10.073530	26.14%	8,601
2008	13.203937	7.986111	-39.52%	9,662
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	31.163100	35.060312	12.51%	0
2016	26.784816	31.163100	16.35%	0
2015	28.882791	26.784816	-7.26%	0
2014	26.183165	28.882791	10.31%	0
2013	18.840539	26.183165	38.97%	0
2012	16.203775	18.840539	16.27%	0
2011	16.813692	16.203775	-3.63%	0
2010	13.824970	16.813692	21.62%	0
2009	10.225119	13.824970	35.21%	0
2008	16.689322	10.225119	-38.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	17.691866	19.861482	12.26%	0
2016	15.255476	17.691866	15.97%	0
2015	16.484476	15.255476	-7.46%	0
2014	14.981036	16.484476	10.04%	0
2013	10.809982	14.981036	38.59%	0
2012	9.322159	10.809982	15.96%	0
2011	9.689944	9.322159	-3.80%	0
2010	7.990181	9.689944	21.27%	0
2009	5.923133	7.990181	34.90%	0
2008	9.694852	5.923133	-38.90%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.404033	11.256410	8.19%	0
2016	9.324614	10.404033	11.58%	0
2015	9.691023	9.324614	-3.78%	0
2014*	10.000000	9.691023	-3.09%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.951813	11.952089	9.13%	0
2016	10.798964	10.951813	1.42%	0
2015	11.804902	10.798964	-8.52%	0
2014	11.942651	11.804902	-1.15%	0
2013	12.970120	11.942651	-7.92%	0
2012	12.507049	12.970120	3.70%	0
2011	11.705408	12.507049	6.85%	0
2010	10.859825	11.705408	7.79%	0
2009*	10.000000	10.859825	8.60%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.322921	11.298917	-0.21%	0
2016	11.341066	11.322921	-0.16%	0
2015	11.483946	11.341066	-1.24%	0
2014	11.566363	11.483946	-0.71%	0
2013	11.763864	11.566363	-1.68%	0
2012	11.288307	11.763864	4.21%	0
2011	11.339656	11.288307	-0.45%	120
2010	10.939212	11.339656	3.66%	0
2009*	10.000000	10.939212	9.39%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.252862	12.53%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.334309	13.332417	29.01%	0
2016*	10.000000	10.334309	3.34%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.914831	17.358822	24.75%	0
2016	14.474107	13.914831	-3.86%	0
2015	14.666525	14.474107	-1.31%	0
2014	15.964361	14.666525	-8.13%	0
2013	12.648588	15.964361	26.21%	0
2012	10.527809	12.648588	20.14%	0
2011	12.860293	10.527809	-18.14%	0
2010	11.860271	12.860293	8.43%	0
2009	9.656126	11.860271	22.83%	0
2008	17.482040	9.656126	-44.77%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	25.887929	27.521942	6.31%	0
2016	20.603198	25.887929	25.65%	0
2015	21.831829	20.603198	-5.63%	0
2014	21.417574	21.831829	1.93%	0
2013	15.566888	21.417574	37.58%	0
2012	13.445230	15.566888	15.78%	0
2011	14.319484	13.445230	-6.11%	0
2010	11.533242	14.319484	24.16%	0
2009	8.897391	11.533242	29.62%	0
2008	14.889131	8.897391	-40.24%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.691794	7.431137	-3.39%	0
2016	5.442068	7.691794	41.34%	0
2015	8.319944	5.442068	-34.59%	0
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.845986	7.601236	-3.12%	0
2016	5.539691	7.845986	41.63%	0
2015	8.446390	5.539691	-34.41%	600
2014	10.594781	8.446390	-20.28%	600
2013	9.726121	10.594781	8.93%	600
2012*	10.000000	9.726121	-2.74%	600
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.754025	29.464180	24.04%	0
2016	22.369647	23.754025	6.19%	0
2015	23.372530	22.369647	-4.29%	0
2014	24.170308	23.372530	-3.30%	0
2013	16.325413	24.170308	48.05%	0
2012	15.357395	16.325413	6.30%	0
2011	16.333716	15.357395	-5.98%	0
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	20.325530	23.744993	16.82%	125
2016	18.577592	20.325530	9.41%	211
2015	18.595211	18.577592	-0.09%	285
2014	17.273606	18.595211	7.65%	279
2013	13.029355	17.273606	32.57%	273
2012	11.282588	13.029355	15.48%	266
2011	10.798537	11.282588	4.48%	257
2010	9.718959	10.798537	11.11%	248
2009	8.198623	9.718959	18.54%	170
2008	14.035275	8.198623	-41.59%	228
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	15.946259	19.649615	23.22%	0
2016	16.318694	15.946259	-2.28%	0
2015	16.178688	16.318694	0.87%	0
2014	17.559582	16.178688	-7.86%	0
2013	14.525373	17.559582	20.89%	0
2012	12.914015	14.525373	12.48%	0
2011	16.273747	12.914015	-20.65%	0
2010	15.840344	16.273747	2.74%	0
2009	11.969181	15.840344	32.34%	0
2008	26.011571	11.969181	-53.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	18.706410	24.262992	29.70%	141
2016	18.553669	18.706410	0.82%	181
2015	16.991758	18.553669	9.19%	219
2014	15.153308	16.991758	12.13%	213
2013	11.229263	15.153308	34.94%	206
2012	9.817769	11.229263	14.38%	198
2011	10.304200	9.817769	-5.19%	188
2010	9.524611	10.304200	8.18%	178
2009	7.052691	9.524611	35.05%	411
2008	11.898288	7.052691	-40.73%	411
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	33.600902	37.351461	11.16%	30
2016	27.334289	33.600902	22.93%	133
2015	29.426117	27.334289	-7.11%	252
2014	27.421113	29.426117	7.31%	254
2013	20.226298	27.421113	35.57%	331
2012	17.333634	20.226298	16.69%	332
2011	19.257497	17.333634	-9.99%	708
2010	15.444037	19.257497	24.69%	2,730
2009	10.990801	15.444037	40.52%	2,663
2008	17.366588	10.990801	-36.71%	2,661

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.118854	16.934247	12.01%	0
2016	14.785838	15.118854	2.25%	0
2015	15.162806	14.785838	-2.49%	925
2014	15.101908	15.162806	0.40%	925
2013	13.400106	15.101908	12.70%	925
2012	12.371587	13.400106	8.31%	925
2011	13.034055	12.371587	-5.08%	0
2010	12.055694	13.034055	8.12%	0
2009*	10.000000	12.055694	20.56%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.849602	13.427947	13.32%	0
2016	10.442149	11.849602	13.48%	0
2015	10.874804	10.442149	-3.98%	0
2014*	10.000000	10.874804	8.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	31.154719	34.495130	10.72%	0
2016	25.155901	31.154719	23.85%	0
2015	26.148135	25.155901	-3.79%	0
2014	25.252999	26.148135	3.54%	0
2013	18.219394	25.252999	38.61%	0
2012	15.981683	18.219394	14.00%	0
2011	16.133767	15.981683	-0.94%	0
2010	13.017274	16.133767	23.94%	1,147
2009	10.570174	13.017274	23.15%	1,279
2008	15.533380	10.570174	-31.95%	1,276
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	22.487057	26.921925	19.72%	293
2016	20.436087	22.487057	10.04%	293
2015	20.520121	20.436087	-0.41%	1,674
2014	18.366946	20.520121	11.72%	1,674
2013	14.123195	18.366946	30.05%	1,674
2012	12.389009	14.123195	14.00%	2,291
2011	12.345481	12.389009	0.35%	2,291
2010	10.913922	12.345481	13.12%	2,291
2009	8.770479	10.913922	24.44%	2,291
2008	14.165634	8.770479	-38.09%	2,533
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.672710	29.459082	19.40%	0
2016	22.475901	24.672710	9.77%	0
2015	22.621725	22.475901	-0.64%	0
2014	20.305359	22.621725	11.41%	0
2013	15.651958	20.305359	29.73%	0
2012	13.761372	15.651958	13.74%	0
2011	13.747726	13.761372	0.10%	0
2010	12.185553	13.747726	12.82%	0
2009	9.814854	12.185553	24.15%	2,062
2008	15.897665	9.814854	-38.26%	2,062

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.432517	22.077040	13.61%	0
2016	17.873524	19.432517	8.72%	0
2015	18.744552	17.873524	-4.65%	0
2014	16.773491	18.744552	11.75%	0
2013	12.675525	16.773491	32.33%	0
2012	11.492762	12.675525	10.29%	0
2011	11.563207	11.492762	-0.61%	0
2010	10.224351	11.563207	13.09%	0
2009	7.760454	10.224351	31.75%	0
2008	12.014955	7.760454	-35.41%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.359467	10.555785	1.90%	0
2016	9.653232	10.359467	7.32%	0
2015	9.898447	9.653232	-2.48%	0
2014*	10.000000	9.898447	-1.02%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	23.645879	24.820790	4.97%	0
2016	20.959821	23.645879	12.82%	34
2015	21.874559	20.959821	-4.18%	957
2014	21.682823	21.874559	0.88%	1,175
2013	20.625102	21.682823	5.13%	1,199
2012	18.319189	20.625102	12.59%	1,223
2011	17.724969	18.319189	3.35%	2,782
2010	15.732062	17.724969	12.67%	1,298
2009	10.474723	15.732062	50.19%	1,324
2008	14.389234	10.474723	-27.20%	1,353
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.809654	11.783914	9.01%	0
2016	11.488568	10.809654	-5.91%	0
2015	12.465614	11.488568	-7.84%	0
2014	12.826125	12.465614	-2.81%	0
2013	11.214340	12.826125	14.37%	0
2012	10.347949	11.214340	8.37%	0
2011	11.117667	10.347949	-6.92%	0
2010	9.987686	11.117667	11.31%	0
2009	8.952206	9.987686	11.57%	0
2008	12.922437	8.952206	-30.72%	1

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.232622	15.610275	2.48%	1,648
2016	14.894363	15.232622	2.27%	1,490
2015	15.158086	14.894363	-1.74%	3,590
2014	14.826522	15.158086	2.24%	3,452
2013	14.898115	14.826522	-0.48%	5,354
2012	13.785332	14.898115	8.07%	3,041
2011	13.683731	13.785332	0.74%	2,963
2010	12.803232	13.683731	6.88%	4,305
2009	10.792670	12.803232	18.63%	4,016
2008	11.818336	10.792670	-8.68%	4,018
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.845993	15.172206	2.20%	0
2016	14.557321	14.845993	1.98%	0
2015	14.844231	14.557321	-1.93%	0
2014	14.558855	14.844231	1.96%	2,379
2013	14.670458	14.558855	-0.76%	2,597
2012	13.608868	14.670458	7.80%	3,108
2011	13.545933	13.608868	0.46%	5,327
2010	12.700328	13.545933	6.66%	5,093
2009	10.730806	12.700328	18.35%	5,424
2008	11.784270	10.730806	-8.94%	5,493
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	15.765954	17.695141	12.24%	0
2016	15.537785	15.765954	1.47%	0
2015	15.770398	15.537785	-1.47%	0
2014	15.149234	15.770398	4.10%	0
2013	13.312222	15.149234	13.80%	0
2012	12.021656	13.312222	10.74%	0
2011	12.541477	12.021656	-4.14%	0
2010	11.154917	12.541477	12.43%	0
2009	8.782928	11.154917	27.01%	0
2008	12.527214	8.782928	-29.89%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	14.558945	16.312077	12.04%	0
2016	14.371952	14.558945	1.30%	0
2015	14.599614	14.371952	-1.56%	0
2014	14.044127	14.599614	3.96%	0
2013	12.361766	14.044127	13.61%	1,848
2012	11.182253	12.361766	10.55%	1,848
2011	11.681111	11.182253	-4.27%	1,848
2010	10.405895	11.681111	12.25%	2,481
2009	8.204605	10.405895	26.83%	2,517
2008	11.716504	8.204605	-29.97%	5,683

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	13.896182	16.247603	16.92%	0
2016	13.784301	13.896182	0.81%	0
2015	13.998415	13.784301	-1.53%	0
2014	13.438805	13.998415	4.16%	0
2013	11.152208	13.438805	20.50%	0
2012	9.816907	11.152208	13.60%	0
2011	10.632162	9.816907	-7.67%	0
2010	9.291017	10.632162	14.43%	0
2009	7.103363	9.291017	30.80%	0
2008	11.246821	7.103363	-36.84%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	12.583086	14.686853	16.72%	0
2016	12.502143	12.583086	0.65%	0
2015	12.716027	12.502143	-1.68%	0
2014	12.230454	12.716027	3.97%	0
2013	10.170246	12.230454	20.26%	0
2012	8.969793	10.170246	13.38%	0
2011	9.735013	8.969793	-7.86%	0
2010	8.518207	9.735013	14.28%	1,394
2009	6.531153	8.518207	30.42%	1,472
2008	10.351169	6.531153	-36.90%	2,631
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	17.357490	19.875612	14.51%	0
2016	16.444053	17.357490	5.55%	0
2015	16.610188	16.444053	-1.00%	0
2014	15.317430	16.610188	8.44%	0
2013	13.013183	15.317430	17.71%	0
2012	11.493279	13.013183	13.22%	0
2011	12.126145	11.493279	-5.22%	0
2010	10.433793	12.126145	16.22%	0
2009	7.656022	10.433793	36.28%	0
2008	11.780964	7.656022	-35.01%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	17.704631	20.250481	14.38%	0
2016	16.800962	17.704631	5.38%	0
2015	16.995583	16.800962	-1.15%	0
2014	15.683141	16.995583	8.37%	0
2013	13.348048	15.683141	17.49%	1,443
2012	11.802572	13.348048	13.09%	1,443
2011	12.458592	11.802572	-5.27%	1,443
2010	10.740987	12.458592	15.99%	3,043
2009	7.883407	10.740987	36.25%	3,113
2008	12.154006	7.883407	-35.14%	5,045

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	15.223092	18.558420	21.91%	0
2016	15.039730	15.223092	1.22%	0
2015	15.094144	15.039730	-0.36%	0
2014	13.819730	15.094144	9.22%	0
2013	10.138065	13.819730	36.32%	0
2012	8.394996	10.138065	20.76%	0
2011	8.757710	8.394996	-4.14%	0
2010	7.530611	8.757710	16.29%	0
2009	5.625038	7.530611	33.88%	0
2008	9.710320	5.625038	-42.07%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	14.848634	18.064091	21.65%	1,716
2016	14.683666	14.848634	1.12%	1,716
2015	14.756128	14.683666	-0.49%	1,716
2014	13.537766	14.756128	9.00%	1,716
2013	9.941055	13.537766	36.18%	1,716
2012	8.255976	9.941055	20.41%	1,716
2011	8.620047	8.255976	-4.22%	2,111
2010	7.417178	8.620047	16.22%	2,196
2009	5.545493	7.417178	33.75%	2,350
2008	9.599069	5.545493	-42.23%	4,200
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	18.317312	20.353707	11.12%	1,382
2016	15.771851	18.317312	16.14%	1,412
2015	16.694633	15.771851	-5.53%	2,483
2014	15.599982	16.694633	7.02%	2,437
2013	12.371836	15.599982	26.09%	4,021
2012	10.718410	12.371836	15.43%	4,053
2011	10.788643	10.718410	-0.65%	4,216
2010	9.516911	10.788643	13.36%	5,581
2009	7.430400	9.516911	28.08%	5,437
2008	13.166511	7.430400	-43.57%	5,332
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	19.471850	21.606987	10.97%	1,223
2016	16.793539	19.471850	15.95%	1,223
2015	17.803893	16.793539	-5.67%	1,223
2014	16.662143	17.803893	6.85%	1,670
2013	13.233298	16.662143	25.91%	3,278
2012	11.477738	13.233298	15.30%	3,278
2011	11.576360	11.477738	-0.85%	4,594
2010	10.226951	11.576360	13.19%	8,434
2009	7.993837	10.226951	27.94%	9,486
2008	14.191578	7.993837	-43.67%	12,347

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	11.464539	11.369779	-0.83%	0
2016	11.614898	11.464539	-1.29%	0
2015	11.788463	11.614898	-1.47%	0
2014	11.966784	11.788463	-1.49%	0
2013	12.145490	11.966784	-1.47%	0
2012	12.314213	12.145490	-1.37%	0
2011	12.487593	12.314213	-1.39%	0
2010	12.647026	12.487593	-1.26%	0
2009	12.747722	12.647026	-0.79%	0
2008	12.561438	12.747722	1.48%	3,618
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	17.194238	19.777835	15.03%	0
2016	15.054897	17.194238	14.21%	0
2015	15.652120	15.054897	-3.82%	0
2014	14.395291	15.652120	8.73%	0
2013	10.950420	14.395291	31.46%	0
2012	9.389709	10.950420	16.62%	0
2011	9.384634	9.389709	0.05%	0
2010	8.309121	9.384634	12.94%	0
2009	6.633866	8.309121	25.25%	0
2008	11.567354	6.633866	-42.65%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	17.254443	19.819750	14.87%	0
2016	15.125314	17.254443	14.08%	0
2015	15.755615	15.125314	-4.00%	0
2014	14.511388	15.755615	8.57%	0
2013	11.056201	14.511388	31.25%	12
2012	9.492765	11.056201	16.47%	28
2011	9.507826	9.492765	-0.16%	25
2010	8.426647	9.507826	12.83%	1,026
2009	6.735369	8.426647	25.11%	1,057
2008	11.769233	6.735369	-42.77%	2,954
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	15.024010	19.979551	32.98%	2,272
2016	15.144101	15.024010	-0.79%	2,272
2015	14.361835	15.144101	5.45%	2,272
2014	13.113381	14.361835	9.52%	3,024
2013	9.774321	13.113381	34.16%	3,024
2012	8.663373	9.774321	12.82%	3,024
2011	8.782630	8.663373	-1.36%	4,359
2010	7.187249	8.782630	22.20%	4,359
2009	5.693962	7.187249	26.23%	4,359
2008	10.955692	5.693962	-48.03%	4,359

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	11.456690	15.214553	32.80%	0
2016	11.567062	11.456690	-0.95%	4,329
2015	10.984780	11.567062	5.30%	4,862
2014	10.045723	10.984780	9.35%	5,969
2013	7.498972	10.045723	33.96%	6,537
2012	6.654934	7.498972	12.68%	578
2011	6.758255	6.654934	-1.53%	681
2010	5.539308	6.758255	22.01%	3,009
2009	4.394683	5.539308	26.05%	3,821
2008	8.467667	4.394683	-48.10%	4,704
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	14.752106	15.558954	5.47%	2,362
2016	13.094179	14.752106	12.66%	2,362
2015	13.812368	13.094179	-5.20%	2,362
2014	13.873635	13.812368	-0.44%	3,398
2013	13.303464	13.873635	4.29%	3,398
2012	11.827511	13.303464	12.48%	3,398
2011	11.553615	11.827511	2.37%	3,398
2010	10.308202	11.553615	12.08%	3,398
2009	7.278808	10.308202	41.62%	3,398
2008	9.861316	7.278808	-26.19%	3,398
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	15.622335	16.452532	5.31%	528
2016	13.891296	15.622335	12.46%	574
2015	14.669960	13.891296	-5.31%	619
2014	14.759892	14.669960	-0.61%	619
2013	14.176836	14.759892	4.11%	1,865
2012	12.628822	14.176836	12.26%	1,871
2011	12.361354	12.628822	2.16%	2,378
2010	11.040068	12.361354	11.97%	2,724
2009	7.812499	11.040068	41.31%	2,914
2008	10.595312	7.812499	-26.26%	5,004
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	24.940799	29.902311	19.89%	1,811
2016	22.635054	24.940799	10.19%	1,811
2015	22.677176	22.635054	-0.19%	1,811
2014	20.271538	22.677176	11.87%	2,408
2013	15.562290	20.271538	30.26%	2,408
2012	13.630456	15.562290	14.17%	2,408
2011	13.561097	13.630456	0.51%	3,518
2010	11.969287	13.561097	13.30%	3,518
2009	9.597906	11.969287	24.71%	3,518
2008	15.466742	9.597906	-37.94%	4,379

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	19.818002	20.344716	2.66%	0
2016	19.208216	19.818002	3.17%	0
2015	19.617511	19.208216	-2.09%	353
2014	18.819489	19.617511	4.24%	353
2013	19.451863	18.819489	-3.25%	353
2012	18.648844	19.451863	4.31%	353
2011	17.638478	18.648844	5.73%	181
2010	16.610606	17.638478	6.19%	181
2009	14.572286	16.610606	13.99%	181
2008	15.291092	14.572286	-4.70%	181
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	57.331863	68.166761	18.90%	0
2016	51.914295	57.331863	10.44%	0
2015	53.507434	51.914295	-2.98%	0
2014	51.152719	53.507434	4.60%	0
2013	38.167246	51.152719	34.02%	0
2012	33.768772	38.167246	13.03%	0
2011	38.397112	33.768772	-12.05%	368
2010	30.287787	38.397112	26.77%	368
2009	21.961151	30.287787	37.92%	368
2008	36.858347	21.961151	-40.42%	368
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.188533	41.780810	18.73%	1,384
2016	31.917341	35.188533	10.25%	1,513
2015	32.939931	31.917341	-3.10%	1,968
2014	31.539219	32.939931	4.44%	2,076
2013	23.566189	31.539219	33.83%	2,840
2012	20.884553	23.566189	12.84%	5,056
2011	23.783145	20.884553	-12.19%	6,196
2010	18.779448	23.783145	26.64%	8,672
2009	13.642293	18.779448	37.66%	6,261
2008	22.933659	13.642293	-40.51%	7,192
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.894128	16.524854	28.16%	0
2016	13.796548	12.894128	-6.54%	0
2015	13.534256	13.796548	1.94%	0
2014	14.961375	13.534256	-9.54%	0
2013	11.650156	14.961375	28.42%	0
2012	9.812367	11.650156	18.73%	0
2011	12.035000	9.812367	-18.47%	0
2010	10.813220	12.035000	11.30%	0
2009	8.682432	10.813220	24.54%	0
2008	15.703098	8.682432	-44.71%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	10.145149	12.990250	28.04%	1,740
2016	10.871998	10.145149	-6.69%	1,776
2015	10.685331	10.871998	1.75%	1,819
2014	11.829550	10.685331	-9.67%	1,078
2013	9.226347	11.829550	28.21%	1,499
2012	7.781426	9.226347	18.57%	1,499
2011	9.556932	7.781426	-18.58%	1,833
2010	8.599153	9.556932	11.14%	2,142
2009	6.916561	8.599153	24.33%	2,239
2008	12.530472	6.916561	-44.80%	3,367
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	20.016848	22.780645	13.81%	0
2016	18.160038	20.016848	10.22%	0
2015	18.588410	18.160038	-2.30%	0
2014	16.954641	18.588410	9.64%	0
2013	13.011110	16.954641	30.31%	0
2012	10.935017	13.011110	18.99%	0
2011	11.391671	10.935017	-4.01%	0
2010	9.823134	11.391671	15.97%	0
2009	7.006060	9.823134	40.21%	0
2008	13.302877	7.006060	-47.33%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	19.540623	22.205534	13.64%	0
2016	17.758005	19.540623	10.04%	0
2015	18.205608	17.758005	-2.46%	0
2014	16.635321	18.205608	9.44%	0
2013	12.776762	16.635321	30.20%	0
2012	10.760559	12.776762	18.74%	0
2011	11.224740	10.760559	-4.14%	0
2010	9.697025	11.224740	15.75%	0
2009	6.927767	9.697025	39.97%	0
2008	13.171890	6.927767	-47.40%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	24.097123	28.296674	17.43%	0
2016	22.345069	24.097123	7.84%	0
2015	23.400208	22.345069	-4.51%	0
2014	22.266407	23.400208	5.09%	0
2013	17.329366	22.266407	28.49%	0
2012	13.842390	17.329366	25.19%	0
2011	15.416952	13.842390	-10.21%	0
2010	12.377189	15.416952	24.56%	0
2009	7.983436	12.377189	55.04%	0
2008	16.601025	7.983436	-51.91%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	22.282908	26.138820	17.30%	132
2016	20.701830	22.282908	7.64%	144
2015	21.709746	20.701830	-4.64%	141
2014	20.692626	21.709746	4.92%	148
2013	16.136835	20.692626	28.23%	158
2012	12.893522	16.136835	25.15%	168
2011	14.390031	12.893522	-10.40%	237
2010	11.563427	14.390031	24.44%	248
2009	7.470149	11.563427	54.80%	677
2008	15.568771	7.470149	-52.02%	626
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.866376	14.192095	10.30%	0
2016	11.540652	12.866376	11.49%	0
2015	12.492611	11.540652	-7.62%	0
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	0
2008*	10.000000	6.589253	-34.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	23.502176	27.977373	19.04%	0
2016	20.510119	23.502176	14.59%	0
2015	21.558892	20.510119	-4.86%	1,347
2014	20.078909	21.558892	7.37%	1,347
2013	15.674191	20.078909	28.10%	1,347
2012	14.186199	15.674191	10.49%	1,906
2011	13.549096	14.186199	4.70%	1,906
2010	11.373630	13.549096	19.13%	1,906
2009	9.812638	11.373630	15.91%	1,906
2008	13.636298	9.812638	-28.04%	2,137
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.122913	18.584884	15.27%	0
2016	15.227258	16.122913	5.88%	0
2015	16.500074	15.227258	-7.71%	0
2014	18.797907	16.500074	-12.22%	0
2013	15.481045	18.797907	21.43%	0
2012	13.252792	15.481045	16.81%	0
2011	15.023484	13.252792	-11.79%	0
2010	14.034571	15.023484	7.05%	0
2009	10.374339	14.034571	35.28%	0
2008	17.623296	10.374339	-41.13%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	17.045504	21.328636	25.13%	0
2016	16.962246	17.045504	0.49%	0
2015	16.439655	16.962246	3.18%	0
2014	15.429622	16.439655	6.55%	0
2013	11.205286	15.429622	37.70%	0
2012	10.032279	11.205286	11.69%	0
2011	10.880014	10.032279	-7.79%	476
2010	9.238099	10.880014	17.77%	476
2009	5.662035	9.238099	63.16%	7,020
2008	11.296853	5.662035	-49.88%	7,739
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	21.230394	24.588392	15.82%	0
2016	18.423201	21.230394	15.24%	0
2015	19.938934	18.423201	-7.60%	0
2014	18.554057	19.938934	7.46%	0
2013	13.885822	18.554057	33.62%	0
2012	11.854355	13.885822	17.14%	0
2011	12.293673	11.854355	-3.57%	542
2010	10.787566	12.293673	13.96%	5,093
2009	8.528980	10.787566	26.48%	11,149
2008	13.487993	8.528980	-36.77%	11,785
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	16.300694	18.172364	11.48%	0
2016	15.007849	16.300694	8.61%	0
2015	16.169410	15.007849	-7.18%	0
2014	15.179131	16.169410	6.52%	0
2013	11.922860	15.179131	27.31%	0
2012	10.629277	11.922860	12.17%	0
2011	10.797642	10.629277	-1.56%	0
2010	10.005867	10.797642	7.91%	0
2009	7.917699	10.005867	26.37%	0
2008	11.506818	7.917699	-31.19%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	15.879378	17.656055	11.19%	0
2016	14.652451	15.879378	8.37%	0
2015	15.825578	14.652451	-7.41%	0
2014	14.897646	15.825578	6.23%	0
2013	11.730221	14.897646	27.00%	0
2012	10.482275	11.730221	11.91%	0
2011	10.672905	10.482275	-1.79%	0
2010	9.918034	10.672905	7.61%	0
2009	7.867531	9.918034	26.06%	336
2008	11.463355	7.867531	-31.37%	336

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	20.961053	25.340011	20.89%	0
2016	21.428663	20.961053	-2.18%	0
2015	22.339388	21.428663	-4.08%	0
2014	22.659241	22.339388	-1.41%	0
2013	19.377261	22.659241	16.94%	0
2012	17.069167	19.377261	13.52%	0
2011	18.631362	17.069167	-8.38%	0
2010	16.797078	18.631362	10.92%	0
2009	12.639967	16.797078	32.89%	0
2008	21.584507	12.639967	-41.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	21.304703	24.116884	13.20%	0
2016	19.066769	21.304703	11.74%	0
2015	20.169656	19.066769	-5.47%	0
2014	19.607391	20.169656	2.87%	0
2013	15.453127	19.607391	26.88%	0
2012	14.139978	15.453127	9.29%	0
2011	15.332823	14.139978	-7.78%	0
2010	13.641047	15.332823	12.40%	0
2009	10.635530	13.641047	28.26%	0
2008	15.105818	10.635530	-29.59%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.822277	16.677881	20.66%	0
2016	13.926958	13.822277	-0.75%	0
2015	13.970542	13.926958	-0.31%	0
2014	13.128206	13.970542	6.42%	0
2013	9.727449	13.128206	34.96%	0
2012*	10.000000	9.727449	-2.73%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.688889	16.469809	20.32%	0
2016	13.817684	13.688889	-0.93%	0
2015	13.883485	13.817684	-0.47%	0
2014	13.088199	13.883485	6.08%	0
2013	9.727018	13.088199	34.56%	0
2012*	10.000000	9.727018	-2.73%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.557910	15.795509	16.50%	464
2016	14.126617	13.557910	-4.03%	464
2015	15.647829	14.126617	-9.72%	464
2014	16.769076	15.647829	-6.69%	464
2013	13.605136	16.769076	23.26%	4,725
2012	11.590239	13.605136	17.38%	4,682
2011	12.680130	11.590239	-8.60%	0
2010	11.845474	12.680130	7.05%	0
2009*	10.000000	11.845474	18.45%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.844238	11.136228	25.92%	0
2016	7.433785	8.844238	18.97%	0
2015	9.440439	7.433785	-21.26%	0
2014*	10.000000	9.440439	-5.60%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	14.495231	18.087564	24.78%	0
2016	14.066100	14.495231	3.05%	97
2015	13.674202	14.066100	2.87%	193
2014	12.787986	13.674202	6.93%	193
2013	9.461383	12.787986	35.16%	193
2012	8.250751	9.461383	14.67%	193
2011	8.926446	8.250751	-7.57%	193
2010	7.013902	8.926446	27.27%	193
2009	5.041196	7.013902	39.13%	539
2008	10.573371	5.041196	-52.32%	539
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.199625	25.136963	24.44%	0
2016	18.848003	20.199625	7.17%	45
2015	19.554637	18.848003	-3.61%	90
2014	21.460865	19.554637	-8.88%	90
2013	15.428230	21.460865	39.10%	90
2012	12.956155	15.428230	19.08%	90
2011	14.695233	12.956155	-11.83%	330
2010	10.974545	14.695233	33.90%	330
2009	6.838649	10.974545	60.48%	330
2008	11.479759	6.838649	-40.43%	330
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	24.312078	28.103151	15.59%	123
2016	21.692881	24.312078	12.07%	206
2015	22.230868	21.692881	-2.42%	798
2014	20.479960	22.230868	8.55%	809
2013	15.333575	20.479960	33.56%	833
2012	13.433967	15.333575	14.14%	848
2011	13.702045	13.433967	-1.96%	825
2010	12.507675	13.702045	9.55%	816
2009	10.369969	12.507675	20.61%	1,093
2008	15.653457	10.369969	-33.75%	1,104
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.911391	19.876965	24.92%	0
2016	15.555483	15.911391	2.29%	0
2015	14.853591	15.555483	4.73%	0
2014	14.910887	14.853591	-0.38%	0
2013	11.860324	14.910887	25.72%	0
2012	10.386610	11.860324	14.19%	0
2011	10.735263	10.386610	-3.25%	0
2010*	10.000000	10.735263	7.35%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.138175	12.792889	26.19%	0
2016	9.724070	10.138175	4.26%	0
2015*	10.000000	9.724070	-2.76%	1,023
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.245104	13.816046	4.31%	229
2016	12.701917	13.245104	4.28%	209
2015	13.003569	12.701917	-2.32%	231
2014	12.273072	13.003569	5.95%	477
2013	12.532676	12.273072	-2.07%	455
2012	11.652746	12.532676	7.55%	440
2011	11.223266	11.652746	3.83%	453
2010	10.662845	11.223266	5.26%	427
2009	9.896836	10.662845	7.74%	390
2008	11.220751	9.896836	-11.80%	439
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.851422	26.545270	6.82%	0
2016	20.986864	24.851422	18.41%	0
2015	22.296873	20.986864	-5.88%	0
2014	20.041485	22.296873	11.25%	0
2013	15.452427	20.041485	29.70%	0
2012	13.708059	15.452427	12.73%	0
2011	13.849007	13.708059	-1.02%	0
2010	12.425615	13.849007	11.46%	0
2009*	10.000000	12.425615	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.406496	17.572831	14.06%	0
2016	14.349082	15.406496	7.37%	0
2015	14.425632	14.349082	-0.53%	735
2014	13.949176	14.425632	3.42%	735
2013	11.486841	13.949176	21.44%	3,273
2012	10.078216	11.486841	13.98%	3,273
2011	10.137186	10.078216	-0.58%	735
2010	9.187384	10.137186	10.34%	1,870
2009	7.557697	9.187384	21.56%	1,870
2008	10.926297	7.557697	-30.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.503572	11.695426	1.67%	1,751
2016	11.376737	11.503572	1.11%	1,751
2015	11.576733	11.376737	-1.73%	3,972
2014	11.195652	11.576733	3.40%	3,972
2013	11.666419	11.195652	-4.04%	6,375
2012	11.284076	11.666419	3.39%	6,375
2011	10.835256	11.284076	4.14%	4,623
2010	10.378523	10.835256	4.40%	5,654
2009	9.395078	10.378523	10.47%	5,654
2008	10.582931	9.395078	-11.22%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.802297	20.386306	29.01%	0
2016	16.012287	15.802297	-1.31%	0
2015	15.257817	16.012287	4.94%	1,503
2014	15.210958	15.257817	0.31%	1,503
2013	12.004302	15.210958	26.71%	1,503
2012	9.982671	12.004302	20.25%	0
2011	11.174715	9.982671	-10.67%	0
2010	10.192912	11.174715	9.63%	0
2009	7.307804	10.192912	39.48%	0
2008	12.090799	7.307804	-39.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.432296	20.685959	25.89%	573
2016	15.295493	16.432296	7.43%	573
2015	14.590661	15.295493	4.83%	573
2014	13.707124	14.590661	6.45%	573
2013	10.736608	13.707124	27.67%	573
2012	9.284769	10.736608	15.64%	521
2011	9.889514	9.284769	-6.12%	0
2010	8.494561	9.889514	16.42%	0
2009	6.213995	8.494561	36.70%	0
2008	11.308815	6.213995	-45.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.462890	17.370424	20.10%	0
2016	13.217109	14.462890	9.43%	0
2015	13.274140	13.217109	-0.43%	0
2014	12.225884	13.274140	8.57%	0
2013	9.334537	12.225884	30.97%	0
2012	8.095662	9.334537	15.30%	0
2011	8.406630	8.095662	-3.70%	0
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	0
2008	9.792857	5.974146	-38.99%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.605228	11.152467	5.16%	0
2016	9.431166	10.605228	12.45%	0
2015	9.831124	9.431166	-4.07%	0
2014*	10.000000	9.831124	-1.69%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.134119	17.370004	22.89%	0
2016	12.637235	14.134119	11.85%	0
2015	12.984574	12.637235	-2.68%	0
2014	12.370862	12.984574	4.96%	0
2013	8.750033	12.370862	41.38%	0
2012	7.603512	8.750033	15.08%	0
2011	8.737524	7.603512	-12.98%	0
2010	7.687700	8.737524	13.66%	0
2009	5.102388	7.687700	50.67%	0
2008*	10.000000	5.102388	-48.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	16.021454	18.720179	16.84%	0
2016	14.771119	16.021454	8.46%	0
2015	15.044793	14.771119	-1.82%	0
2014	13.809694	15.044793	8.94%	0
2013	10.103238	13.809694	36.69%	0
2012	9.199592	10.103238	9.82%	0
2011	9.646129	9.199592	-4.63%	0
2010	7.924306	9.646129	21.73%	0
2009	6.116244	7.924306	29.56%	0
2008*	10.000000	6.116244	-38.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.897534	18.535448	16.59%	0
2016	14.657267	15.897534	8.46%	0
2015	14.943004	14.657267	-1.91%	0
2014	13.727804	14.943004	8.85%	0
2013	10.058850	13.727804	36.47%	0
2012	9.168679	10.058850	9.71%	0
2011	9.622260	9.168679	-4.71%	0
2010	7.905921	9.622260	21.71%	0
2009	6.114345	7.905921	29.30%	0
2008*	10.000000	6.114345	-38.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.087676	15.444374	18.01%	0
2016	12.260961	13.087676	6.74%	0
2015	12.669896	12.260961	-3.23%	0
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	3,010
2012	8.436374	9.651801	14.41%	3,010
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.753355	14.076568	10.38%	0
2016	12.201732	12.753355	4.52%	0
2015	12.520180	12.201732	-2.54%	0
2014	12.187106	12.520180	2.73%	0
2013	10.790994	12.187106	12.94%	0
2012	9.864594	10.790994	9.39%	0
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.109852	14.954874	14.07%	0
2016	12.400975	13.109852	5.72%	0
2015	12.759356	12.400975	-2.81%	0
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	2,789
2012	9.255266	10.359815	11.93%	2,789
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.892951	12.459936	4.77%	2,576
2016	11.541168	11.892951	3.05%	2,576
2015	11.803545	11.541168	-2.22%	2,576
2014	11.596375	11.803545	1.79%	2,576
2013	11.219522	11.596375	3.36%	2,576
2012	10.596201	11.219522	5.88%	2,308
2011	10.607527	10.596201	-0.11%	0
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.964251	14.554241	12.26%	0
2016	12.330186	12.964251	5.14%	0
2015	12.652825	12.330186	-2.55%	0
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	0
2010	9.062813	9.941983	9.70%	0
2009	7.544912	9.062813	20.12%	0
2008*	10.000000	7.544912	-24.55%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.047898	15.175152	16.30%	0
2016	12.311451	13.047898	5.98%	0
2015	12.690284	12.311451	-2.99%	0
2014	12.321460	12.690284	2.99%	0
2013	10.065473	12.321460	22.41%	0
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.557554	13.592532	8.24%	0
2016	12.026908	12.557554	4.41%	0
2015	12.341521	12.026908	-2.55%	0
2014	12.038041	12.341521	2.52%	0
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.578001	12.934599	2.84%	0
2016	12.121009	12.578001	3.77%	0
2015	12.394872	12.121009	-2.21%	0
2014	11.978102	12.394872	3.48%	0
2013	12.397493	11.978102	-3.38%	0
2012	11.681023	12.397493	6.13%	0
2011	11.124752	11.681023	5.00%	0
2010	10.549709	11.124752	5.45%	0
2009	9.845494	10.549709	7.15%	0
2008*	10.000000	9.845494	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.290443	12.612591	2.62%	0
2016	11.882352	12.290443	3.43%	0
2015	12.170461	11.882352	-2.37%	0
2014	11.803521	12.170461	3.11%	0
2013	12.243899	11.803521	-3.60%	0
2012	11.565384	12.243899	5.87%	0
2011	11.051586	11.565384	4.65%	2,344
2010	10.507651	11.051586	5.18%	0
2009	9.823684	10.507651	6.96%	0
2008*	10.000000	9.823684	-1.76%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.154782	13.446111	2.21%	0
2016	12.923440	13.154782	1.79%	0
2015	13.188452	12.923440	-2.01%	0
2014	12.766100	13.188452	3.31%	0
2013	13.231603	12.766100	-3.52%	0
2012	12.540931	13.231603	5.51%	0
2011	12.005371	12.540931	4.46%	2,176
2010	11.273445	12.005371	6.49%	0
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	20.745843	28.859572	39.11%	0
2016	19.595450	20.745843	5.87%	0
2015	23.749218	19.595450	-17.49%	0
2014	25.576554	23.749218	-7.14%	105
2013	25.855162	25.576554	-1.08%	0
2012	22.437543	25.855162	15.23%	0
2011	29.428799	22.437543	-23.76%	0
2010	25.775127	29.428799	14.18%	0
2009	16.045003	25.775127	60.64%	0
2008	38.720768	16.045003	-58.56%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.645783	13.721824	0.56%	17
2016	13.751030	13.645783	-0.77%	15
2015	13.975638	13.751030	-1.61%	12
2014	13.568501	13.975638	3.00%	2,198
2013	14.357405	13.568501	-5.49%	4,298
2012	14.144224	14.357405	1.51%	4,662
2011	13.387730	14.144224	5.65%	6,695
2010	12.971326	13.387730	3.21%	4,256
2009	12.824075	12.971326	1.15%	6,250
2008	12.086338	12.824075	6.10%	6,268
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.400204	9.298604	-1.08%	2,219
2016	9.542232	9.400204	-1.49%	1,965
2015	9.687539	9.542232	-1.50%	1,192
2014	9.835061	9.687539	-1.50%	1,254
2013	9.984831	9.835061	-1.50%	1,316
2012	10.137302	9.984831	-1.50%	3,978
2011	10.291242	10.137302	-1.50%	6,991
2010	10.447946	10.291242	-1.50%	18,943
2009	10.602603	10.447946	-1.46%	28,783
2008	10.547452	10.602603	0.52%	44,203

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.332151	10.429714	25.17%	0
2016	8.405428	8.332151	-0.87%	0
2015	8.817441	8.405428	-4.67%	0
2014	9.016627	8.817441	-2.21%	0
2013	7.786405	9.016627	15.80%	0
2012	6.860618	7.786405	13.49%	0
2011	7.738784	6.860618	-11.35%	0
2010	6.952510	7.738784	11.31%	0
2009	5.452556	6.952510	27.51%	0
2008*	10.000000	5.452556	-45.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.994488	23.325213	16.66%	0
2016	18.542554	19.994488	7.83%	0
2015	19.014736	18.542554	-2.48%	0
2014	18.387614	19.014736	3.41%	0
2013	14.670268	18.387614	25.34%	3,994
2012	12.850534	14.670268	14.16%	3,994
2011	13.579715	12.850534	-5.37%	0
2010	12.026967	13.579715	12.91%	0
2009	9.598729	12.026967	25.30%	1,537
2008	15.430117	9.598729	-37.79%	1,154
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.814908	17.312336	9.47%	0
2016	15.103185	15.814908	4.71%	0
2015	15.359866	15.103185	-1.67%	0
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.244283	20.632705	13.09%	0
2016	17.190894	18.244283	6.13%	0
2015	17.546007	17.190894	-2.02%	0
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	2,005
2012	13.010184	14.384375	10.56%	2,005
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.003899	14.578312	4.10%	0
2016	13.635209	14.003899	2.70%	0
2015	13.806299	13.635209	-1.24%	1,454
2014	13.491680	13.806299	2.33%	1,481
2013	13.065832	13.491680	3.26%	1,508
2012	12.612515	13.065832	3.59%	1,535
2011	12.439566	12.612515	1.39%	631
2010	11.926203	12.439566	4.30%	660
2009	11.099485	11.926203	7.45%	1,856
2008	11.990701	11.099485	-7.43%	3,690
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.573266	19.548104	11.24%	2,972
2016	16.650781	17.573266	5.54%	3,028
2015	16.961123	16.650781	-1.83%	3,087
2014	16.371199	16.961123	3.60%	5,856
2013	14.250905	16.371199	14.88%	6,161
2012	13.056745	14.250905	9.15%	6,791
2011	13.260518	13.056745	-1.54%	7,874
2010	12.137685	13.260518	9.25%	13,322
2009	10.343284	12.137685	17.35%	13,224
2008	13.672322	10.343284	-24.35%	13,252
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.113629	21.967958	14.93%	1,340
2016	17.886828	19.113629	6.86%	1,711
2015	18.292727	17.886828	-2.22%	1,766
2014	17.694192	18.292727	3.38%	1,829
2013	14.678815	17.694192	20.54%	1,888
2012	13.100245	14.678815	12.05%	4,425
2011	13.588303	13.100245	-3.59%	4,425
2010	12.225998	13.588303	11.14%	4,425
2009	9.978237	12.225998	22.53%	7,526
2008	14.765419	9.978237	-32.42%	10,139
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.042389	17.258021	7.58%	5,877
2016	15.407338	16.042389	4.12%	5,877
2015	15.646750	15.407338	-1.53%	5,877
2014	15.166234	15.646750	3.17%	5,877
2013	13.934729	15.166234	8.84%	5,877
2012	13.094633	13.934729	6.42%	7,240
2011	13.024959	13.094633	0.53%	7,240
2010	12.185471	13.024959	6.89%	9,194
2009	10.798609	12.185471	12.84%	10,157
2008	12.904492	10.798609	-16.32%	10,157

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.786502	29.830359	25.41%	328
2016	23.301349	23.786502	2.08%	328
2015	22.509777	23.301349	3.52%	1,109
2014	21.004229	22.509777	7.17%	1,109
2013	15.598716	21.004229	34.65%	1,109
2012	13.343510	15.598716	16.90%	1,109
2011	13.855790	13.343510	-3.70%	1,109
2010	12.928952	13.855790	7.17%	2,316
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.315796	29.183939	25.17%	4,215
2016	22.908312	23.315796	1.78%	4,320
2015	22.187207	22.908312	3.25%	5,951
2014	20.748524	22.187207	6.93%	6,830
2013	15.456042	20.748524	34.24%	7,210
2012	13.250874	15.456042	16.64%	7,181
2011	13.796473	13.250874	-3.95%	14,247
2010	12.907173	13.796473	6.89%	22,724
2009*	10.000000	12.907173	29.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	29.658012	33.824205	14.05%	779
2016	25.029956	29.658012	18.49%	818
2015	26.071861	25.029956	-4.00%	954
2014	24.190090	26.071861	7.78%	954
2013	18.458223	24.190090	31.05%	1,719
2012	15.952556	18.458223	15.71%	1,834
2011	16.617818	15.952556	-4.00%	1,842
2010	13.368012	16.617818	24.31%	1,915
2009	9.923969	13.368012	34.70%	2,037
2008	15.857546	9.923969	-37.42%	2,039
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	27.442576	31.242222	13.85%	0
2016	23.213508	27.442576	18.22%	0
2015	24.238894	23.213508	-4.23%	0
2014	22.539787	24.238894	7.54%	0
2013	17.230188	22.539787	30.82%	0
2012	14.916361	17.230188	15.51%	0
2011	15.559803	14.916361	-4.14%	0
2010	12.550347	15.559803	23.98%	0
2009	9.334342	12.550347	34.45%	489
2008	14.950950	9.334342	-37.57%	531

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.054717	12.433532	23.66%	0
2016	10.466118	10.054717	-3.93%	0
2015	10.695524	10.466118	-2.14%	0
2014	11.007230	10.695524	-2.83%	0
2013	9.229482	11.007230	19.26%	0
2012	8.111439	9.229482	13.78%	0
2011	9.111599	8.111439	-10.98%	0
2010	8.128145	9.111599	12.10%	0
2009	6.062787	8.128145	34.07%	0
2008*	10.000000	6.062787	-39.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.731821	10.573057	21.09%	0
2016	8.424229	8.731821	3.65%	0
2015	9.014013	8.424229	-6.54%	0
2014*	10.000000	9.014013	-9.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.674937	10.470854	20.70%	112
2016	8.388801	8.674937	3.41%	116
2015	8.997548	8.388801	-6.77%	111
2014*	10.000000	8.997548	-10.02%	101
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.572048	18.642992	27.94%	0
2016	14.504696	14.572048	0.46%	0
2015	14.278705	14.504696	1.58%	0
2014	13.160554	14.278705	8.50%	0
2013	9.940116	13.160554	32.40%	0
2012	8.689350	9.940116	14.39%	0
2011	9.116094	8.689350	-4.68%	0
2010	8.022668	9.116094	13.63%	0
2009	6.296627	8.022668	27.41%	0
2008*	10.000000	6.296627	-37.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.736777	16.601160	12.65%	0
2016	12.891985	14.736777	14.31%	0
2015	13.554112	12.891985	-4.89%	0
2014	12.481965	13.554112	8.59%	418
2013	9.384732	12.481965	33.00%	431
2012	8.102602	9.384732	15.82%	447
2011	8.759418	8.102602	-7.50%	1,394
2010	7.887411	8.759418	11.06%	10,308
2009	6.284757	7.887411	25.50%	10,579
2008*	10.000000	6.284757	-37.15%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.670243	18.428096	25.62%	0
2016	14.042679	14.670243	4.47%	0
2015	14.305996	14.042679	-1.84%	0
2014	14.002987	14.305996	2.16%	0
2013	10.256516	14.002987	36.53%	0
2012	9.082922	10.256516	12.92%	0
2011	9.650508	9.082922	-5.88%	0
2010	7.746878	9.650508	24.57%	0
2009	6.207089	7.746878	24.81%	0
2008*	10.000000	6.207089	-37.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.066812	21.380800	12.14%	0
2016	16.460353	19.066812	15.83%	0
2015	17.207586	16.460353	-4.34%	0
2014	14.928741	17.207586	15.26%	0
2013	11.170595	14.928741	33.64%	0
2012	9.747754	11.170595	14.60%	0
2011	10.131081	9.747754	-3.78%	0
2010	8.597378	10.131081	17.84%	0
2009	6.689909	8.597378	28.51%	0
2008*	10.000000	6.689909	-33.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.288753	19.999712	22.78%	0
2016	15.302986	16.288753	6.44%	0
2015	15.454188	15.302986	-0.98%	0
2014	15.301170	15.454188	1.00%	0
2013	10.791259	15.301170	41.79%	0
2012	9.687576	10.791259	11.39%	0
2011	9.920226	9.687576	-2.35%	0
2010	8.050202	9.920226	23.23%	0
2009	6.425839	8.050202	25.28%	0
2008	12.202489	6.425839	-47.34%	1
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	28.289670	30.392146	7.43%	0
2016	22.805235	28.289670	24.05%	0
2015	24.636281	22.805235	-7.43%	0
2014	23.370352	24.636281	5.42%	0
2013	16.898836	23.370352	38.30%	0
2012	14.244428	16.898836	18.63%	0
2011	15.233334	14.244428	-6.49%	0
2010	12.215276	15.233334	24.71%	0
2009	9.825527	12.215276	24.32%	0
2008	14.702646	9.825527	-33.17%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	25.355334	27.162276	7.13%	0
2016	20.491622	25.355334	23.74%	0
2015	22.199944	20.491622	-7.70%	0
2014	21.109889	22.199944	5.16%	128
2013	15.305375	21.109889	37.92%	128
2012	12.916335	15.305375	18.50%	128
2011	13.868958	12.916335	-6.87%	808
2010	11.132680	13.868958	24.58%	1,516
2009	8.979980	11.132680	23.97%	2,635
2008	13.466777	8.979980	-33.32%	2,636
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	27.994448	31.295025	11.79%	172
2016	23.136879	27.994448	20.99%	189
2015	23.879729	23.136879	-3.11%	233
2014	24.047390	23.879729	-0.70%	237
2013	17.325911	24.047390	38.79%	483
2012	15.229401	17.325911	13.77%	535
2011	16.370932	15.229401	-6.97%	541
2010	13.262097	16.370932	23.44%	561
2009	9.995442	13.262097	32.68%	574
2008	16.417700	9.995442	-39.12%	583
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	27.692676	30.879004	11.51%	36
2016	22.941373	27.692676	20.71%	43
2015	23.740673	22.941373	-3.37%	43
2014	23.968971	23.740673	-0.95%	160
2013	17.313143	23.968971	38.44%	166
2012	15.254615	17.313143	13.49%	166
2011	16.440522	15.254615	-7.21%	565
2010	13.354735	16.440522	23.11%	568
2009	10.085655	13.354735	32.41%	570
2008	16.610348	10.085655	-39.28%	567
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	15.340699	18.170544	18.45%	0
2016	14.010392	15.340699	9.50%	0
2015	14.130227	14.010392	-0.85%	0
2014	12.829424	14.130227	10.14%	0
2013	9.958496	12.829424	28.83%	0
2012	8.880753	9.958496	12.14%	0
2011	8.981748	8.880753	-1.12%	0
2010	8.053496	8.981748	11.53%	0
2009	6.511911	8.053496	23.67%	412
2008	11.322851	6.511911	-42.49%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.717662	14.342575	4.56%	74
2016	12.993423	13.717662	5.57%	74
2015	13.982783	12.993423	-7.08%	67
2014	11.038053	13.982783	26.68%	460
2013	10.911512	11.038053	1.16%	450
2012	9.584620	10.911512	13.84%	449
2011	9.167515	9.584620	4.55%	1,071
2010	7.169085	9.167515	27.88%	1,085
2009	5.576620	7.169085	28.56%	1,088
2008*	10.000000	5.576620	-44.23%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.311469	10.317615	0.06%	0
2016	10.213574	10.311469	0.96%	0
2015	10.404610	10.213574	-1.84%	0
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	2,576
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	0
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.855431	16.748820	20.88%	0
2016	13.910722	13.855431	-0.40%	0
2015	14.696173	13.910722	-5.34%	0
2014	16.243345	14.696173	-9.52%	0
2013	13.731408	16.243345	18.29%	0
2012	11.659822	13.731408	17.77%	0
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.471783	25.048588	16.66%	0
2016	19.841106	21.471783	8.22%	0
2015	20.237085	19.841106	-1.96%	601
2014	18.612895	20.237085	8.73%	601
2013	13.732385	18.612895	35.54%	601
2012	12.562667	13.732385	9.31%	601
2011	13.158950	12.562667	-4.53%	1,015
2010	10.873942	13.158950	21.01%	1,015
2009	8.399779	10.873942	29.46%	1,015
2008	14.082459	8.399779	-40.35%	1,015

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	22.754430	30.632408	34.62%	524
2016	23.081092	22.754430	-1.42%	619
2015	22.543471	23.081092	2.38%	700
2014	22.373917	22.543471	0.76%	734
2013	17.842300	22.373917	25.40%	0
2012	14.938032	17.842300	19.44%	0
2011	16.535990	14.938032	-9.66%	0
2010	14.476436	16.535990	14.23%	0
2009	10.514920	14.476436	37.68%	0
2008	17.848285	10.514920	-41.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	21.930551	29.448658	34.28%	0
2016	22.298624	21.930551	-1.65%	0
2015	21.836305	22.298624	2.12%	0
2014	21.722232	21.836305	0.53%	250
2013	17.365710	21.722232	25.09%	0
2012	14.576807	17.365710	19.13%	0
2011	16.177896	14.576807	-9.90%	445
2010	14.195020	16.177896	13.97%	1,058
2009	10.341401	14.195020	37.26%	2,026
2008	17.595634	10.341401	-41.23%	3,476
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.219806	10.698376	4.68%	0
2016	9.738777	10.219806	4.94%	0
2015	10.115757	9.738777	-3.73%	2,243
2014	9.986329	10.115757	1.30%	2,243
2013	10.151842	9.986329	-1.63%	2,243
2012*	10.000000	10.151842	1.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	18.154372	18.962288	4.45%	440
2016	17.343493	18.154372	4.68%	432
2015	18.057581	17.343493	-3.95%	439
2014	17.886920	18.057581	0.95%	1,480
2013	18.226195	17.886920	-1.86%	1,538
2012	16.353960	18.226195	11.45%	1,662
2011	16.495291	16.353960	-0.86%	1,445
2010	14.590960	16.495291	13.05%	2,668
2009	12.510221	14.590960	16.63%	2,612
2008	14.852121	12.510221	-15.77%	2,682
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.780309	10.936231	24.55%	0
2016	9.162447	8.780309	-4.17%	0
2015	9.021770	9.162447	1.56%	0
2014*	10.000000	9.021770	-9.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	20.237749	23.251403	14.89%	8
2016	18.459467	20.237749	9.63%	41
2015	18.175883	18.459467	1.56%	78
2014	16.714286	18.175883	8.74%	601
2013	12.909994	16.714286	29.47%	994
2012	11.240133	12.909994	14.86%	990
2011	11.446954	11.240133	-1.81%	1,868
2010	10.033311	11.446954	14.09%	4,387
2009	7.958264	10.033311	26.07%	4,535
2008	13.164603	7.958264	-39.55%	4,574
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	30.933489	34.784384	12.45%	0
2016	26.600920	30.933489	16.29%	0
2015	28.699057	26.600920	-7.31%	0
2014	26.029816	28.699057	10.25%	0
2013	18.739691	26.029816	38.90%	0
2012	16.125242	18.739691	16.21%	0
2011	16.740686	16.125242	-3.68%	0
2010	13.771925	16.740686	21.56%	0
2009	10.191058	13.771925	35.14%	0
2008	16.642187	10.191058	-38.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	17.596324	19.744233	12.21%	0
2016	15.180770	17.596324	15.91%	8
2015	16.412084	15.180770	-7.50%	10
2014	14.922812	16.412084	9.98%	10
2013	10.773425	14.922812	38.52%	10
2012	9.295360	10.773425	15.90%	10
2011	9.666996	9.295360	-3.84%	10
2010	7.975294	9.666996	21.21%	10
2009	5.915106	7.975294	34.83%	10
2008	9.686639	5.915106	-38.94%	10
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.389969	11.235502	8.14%	0
2016	9.316718	10.389969	11.52%	0
2015	9.687730	9.316718	-3.83%	0
2014*	10.000000	9.687730	-3.12%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.909289	11.899658	9.08%	0
2016	10.762483	10.909289	1.36%	0
2015	11.770993	10.762483	-8.57%	0
2014	11.914392	11.770993	-1.20%	0
2013	12.945992	11.914392	-7.97%	0
2012	12.490136	12.945992	3.65%	0
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.278968	11.249373	-0.26%	2,201
2016	11.302749	11.278968	-0.21%	2,201
2015	11.450958	11.302749	-1.29%	876
2014	11.538994	11.450958	-0.76%	876
2013	11.741977	11.538994	-1.73%	876
2012	11.273050	11.741977	4.16%	876
2011	11.330057	11.273050	-0.50%	0
2010	10.935503	11.330057	3.61%	0
2009*	10.000000	10.935503	9.36%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.249081	12.49%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.331908	13.322576	28.95%	530
2016*	10.000000	10.331908	3.32%	530
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.812279	17.222181	24.69%	0
2016	14.374702	13.812279	-3.91%	0
2015	14.573190	14.374702	-1.36%	0
2014	15.870812	14.573190	-8.18%	0
2013	12.580849	15.870812	26.15%	0
2012	10.476749	12.580849	20.08%	0
2011	12.804410	10.476749	-18.18%	0
2010	11.814726	12.804410	8.38%	0
2009	9.623934	11.814726	22.76%	0
2008	17.432631	9.623934	-44.79%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	25.697159	27.305308	6.26%	0
2016	20.461717	25.697159	25.59%	0
2015	21.692920	20.461717	-5.68%	308
2014	21.292106	21.692920	1.88%	308
2013	15.483536	21.292106	37.51%	308
2012	13.380036	15.483536	15.72%	1,717
2011	14.257273	13.380036	-6.15%	1,717
2010	11.488951	14.257273	24.10%	1,717
2009	8.867714	11.488951	29.56%	1,717
2008	14.847027	8.867714	-40.27%	1,925
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.673558	7.409768	-3.44%	0
2016	5.431921	7.673558	41.27%	0
2015	8.308666	5.431921	-34.62%	0
2014	10.458766	8.308666	-20.56%	0
2013	9.626904	10.458766	8.64%	0
2012*	10.000000	9.626904	-3.73%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.827418	7.579401	-3.17%	0
2016	5.529372	7.827418	41.56%	0
2015	8.434949	5.529372	-34.45%	0
2014	10.585808	8.434949	-20.32%	0
2013	9.722815	10.585808	8.88%	0
2012*	10.000000	9.722815	-2.77%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.661844	29.334995	23.98%	0
2016	22.294117	23.661844	6.13%	0
2015	23.305437	22.294117	-4.34%	0
2014	24.113171	23.305437	-3.35%	0
2013	16.295076	24.113171	47.98%	0
2012	15.336646	16.295076	6.25%	0
2011	16.319922	15.336646	-6.03%	0
2010	13.069260	16.319922	24.87%	0
2009*	10.000000	13.069260	30.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	20.172610	23.554435	16.76%	2,485
2016	18.447161	20.172610	9.35%	2,737
2015	18.474034	18.447161	-0.15%	2,771
2014	17.169756	18.474034	7.60%	2,805
2013	12.957591	17.169756	32.51%	2,841
2012	11.226164	12.957591	15.42%	2,167
2011	10.749971	11.226164	4.43%	5,837
2010	9.680161	10.749971	11.05%	5,887
2009	8.170045	9.680161	18.48%	6,768
2008	13.993475	8.170045	-41.62%	9,637
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	15.826266	19.491887	23.16%	504
2016	16.204103	15.826266	-2.33%	653
2015	16.073247	16.204103	0.81%	1,095
2014	17.453999	16.073247	-7.91%	1,222
2013	14.445368	17.453999	20.83%	1,369
2012	12.849421	14.445368	12.42%	1,596
2011	16.200563	12.849421	-20.69%	1,620
2010	15.777110	16.200563	2.68%	2,017
2009	11.927452	15.777110	32.28%	2,808
2008	25.934098	11.927452	-54.01%	3,252
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	18.565659	24.068256	29.64%	2,799
2016	18.423398	18.565659	0.77%	2,799
2015	16.881022	18.423398	9.14%	2,852
2014	15.062189	16.881022	12.08%	2,889
2013	11.167406	15.062189	34.88%	2,893
2012	9.768649	11.167406	14.32%	1,250
2011	10.257846	9.768649	-5.24%	1,254
2010	9.486576	10.257846	8.13%	1,258
2009	7.028093	9.486576	34.98%	1,262
2008	11.862840	7.028093	-40.76%	1,262
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	33.348105	37.051682	11.11%	4,987
2016	27.142366	33.348105	22.86%	5,367
2015	29.234356	27.142366	-7.16%	5,753
2014	27.256266	29.234356	7.26%	5,992
2013	20.114901	27.256266	35.50%	7,962
2012	17.246949	20.114901	16.63%	6,717
2011	19.170914	17.246949	-10.04%	6,689
2010	15.382402	19.170914	24.63%	12,539
2009	10.952509	15.382402	40.45%	13,695
2008	17.314896	10.952509	-36.75%	13,739

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.060111	16.859917	11.95%	1,612
2016	14.735844	15.060111	2.20%	1,612
2015	15.119219	14.735844	-2.54%	1,612
2014	15.066151	15.119219	0.35%	1,612
2013	13.375164	15.066151	12.64%	1,612
2012	12.354851	13.375164	8.26%	817
2011	13.023023	12.354851	-5.13%	817
2010	12.051594	13.023023	8.06%	817
2009*	10.000000	12.051594	20.52%	817
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.833554	13.402971	13.26%	0
2016	10.433286	11.833554	13.42%	0
2015	10.871107	10.433286	-4.03%	0
2014*	10.000000	10.871107	8.71%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.925012	34.223470	10.67%	0
2016	24.983076	30.925012	23.78%	0
2015	25.981685	24.983076	-3.84%	0
2014	25.104994	25.981685	3.49%	0
2013	18.121787	25.104994	38.53%	0
2012	15.904157	18.121787	13.94%	0
2011	16.063646	15.904157	-0.99%	0
2010	12.967280	16.063646	23.88%	0
2009	10.534938	12.967280	23.09%	0
2008	15.489481	10.534938	-31.99%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	22.321278	26.709941	19.66%	0
2016	20.295700	22.321278	9.98%	0
2015	20.389501	20.295700	-0.46%	0
2014	18.259292	20.389501	11.67%	0
2013	14.047530	18.259292	29.98%	0
2012	12.328895	14.047530	13.94%	0
2011	12.291800	12.328895	0.30%	0
2010	10.871965	12.291800	13.06%	0
2009	8.741211	10.871965	24.38%	0
2008	14.125542	8.741211	-38.12%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.502183	29.240673	19.34%	4,121
2016	22.331864	24.502183	9.72%	3,769
2015	22.488166	22.331864	-0.70%	1,213
2014	20.195723	22.488166	11.35%	1,213
2013	15.575336	20.195723	29.66%	1,213
2012	13.700974	15.575336	13.68%	0
2011	13.694337	13.700974	0.05%	776
2010	12.144376	13.694337	12.76%	1,073
2009	9.786665	12.144376	24.09%	280
2008	15.860072	9.786665	-38.29%	523

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.289319	21.903273	13.55%	0
2016	17.750797	19.289319	8.67%	0
2015	18.625307	17.750797	-4.70%	0
2014	16.675251	18.625307	11.69%	0
2013	12.607680	16.675251	32.26%	0
2012	11.437066	12.607680	10.24%	0
2011	11.512996	11.437066	-0.66%	0
2010	10.185123	11.512996	13.04%	0
2009	7.734591	10.185123	31.68%	0
2008	11.981000	7.734591	-35.44%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.345445	10.536160	1.84%	0
2016	9.645046	10.345445	7.26%	0
2015	9.895079	9.645046	-2.53%	0
2014*	10.000000	9.895079	-1.05%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	23.468055	24.621674	4.92%	1,720
2016	20.812724	23.468055	12.76%	1,801
2015	21.732072	20.812724	-4.23%	2,608
2014	21.552531	21.732072	0.83%	2,807
2013	20.511577	21.552531	5.07%	5,561
2012	18.227626	20.511577	12.53%	3,676
2011	17.645298	18.227626	3.30%	6,435
2010	15.669298	17.645298	12.61%	19,785
2009	10.438217	15.669298	50.11%	13,681
2008	14.346373	10.438217	-27.24%	5,522
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.729467	11.690595	8.96%	0
2016	11.409124	10.729467	-5.96%	0
2015	12.385707	11.409124	-7.88%	0
2014	12.750377	12.385707	-2.86%	0
2013	11.153772	12.750377	14.31%	0
2012	10.297304	11.153772	8.32%	0
2011	11.068865	10.297304	-6.97%	0
2010	9.948889	11.068865	11.26%	203
2009	8.921962	9.948889	11.51%	0
2008	12.885335	8.921962	-30.76%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.120341	15.487363	2.43%	823
2016	14.792058	15.120341	2.22%	823
2015	15.061617	14.792058	-1.79%	823
2014	14.739652	15.061617	2.18%	823
2013	14.818358	14.739652	-0.53%	823
2012	13.718510	14.818358	8.02%	823
2011	13.624301	13.718510	0.69%	823
2010	12.754100	13.624301	6.82%	823
2009	10.756697	12.754100	18.57%	823
2008	11.784921	10.756697	-8.72%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.735882	15.052057	2.15%	912
2016	14.456664	14.735882	1.93%	1,491
2015	14.749091	14.456664	-1.98%	1,765
2014	14.472887	14.749091	1.91%	2,051
2013	14.591238	14.472887	-0.81%	2,200
2012	13.542276	14.591238	7.75%	2,394
2011	13.486470	13.542276	0.41%	8,709
2010	12.650995	13.486470	6.60%	9,595
2009	10.694548	12.650995	18.29%	14,687
2008	11.750426	10.694548	-8.99%	13,482
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	15.625255	17.528356	12.18%	0
2016	15.406913	15.625255	1.42%	0
2015	15.645511	15.406913	-1.53%	0
2014	15.036902	15.645511	4.05%	0
2013	13.220209	15.036902	13.74%	0
2012	11.944639	13.220209	10.68%	0
2011	12.467451	11.944639	-4.19%	0
2010	11.094694	12.467451	12.37%	0
2009	8.739943	11.094694	26.94%	0
2008	12.472243	8.739943	-29.92%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	14.436263	16.166443	11.98%	0
2016	14.258056	14.436263	1.25%	0
2015	14.491277	14.258056	-1.61%	0
2014	13.946979	14.491277	3.90%	0
2013	12.282479	13.946979	13.55%	0
2012	11.116193	12.282479	10.49%	0
2011	11.617987	11.116193	-4.32%	0
2010	10.354926	11.617987	12.20%	0
2009	8.168561	10.354926	26.77%	0
2008	11.670962	8.168561	-30.01%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	13.772166	16.094454	16.86%	0
2016	13.668197	13.772166	0.76%	0
2015	13.887555	13.668197	-1.58%	0
2014	13.339156	13.887555	4.11%	0
2013	11.075123	13.339156	20.44%	0
2012	9.754000	11.075123	13.54%	0
2011	10.569391	9.754000	-7.71%	0
2010	9.240845	10.569391	14.38%	0
2009	7.068590	9.240845	30.73%	0
2008	11.197446	7.068590	-36.87%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	12.477090	14.555771	16.66%	0
2016	12.403104	12.477090	0.60%	142
2015	12.621696	12.403104	-1.73%	142
2014	12.145885	12.621696	3.92%	142
2013	10.105046	12.145885	20.20%	142
2012	8.916828	10.105046	13.33%	551
2011	9.682440	8.916828	-7.91%	551
2010	8.476502	9.682440	14.23%	551
2009	6.502488	8.476502	30.36%	551
2008	10.310984	6.502488	-36.94%	551
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	17.202592	19.688284	14.45%	0
2016	16.305560	17.202592	5.50%	0
2015	16.478662	16.305560	-1.05%	0
2014	15.203857	16.478662	8.38%	0
2013	12.923244	15.203857	17.65%	0
2012	11.419643	12.923244	13.17%	0
2011	12.054565	11.419643	-5.27%	0
2010	10.377449	12.054565	16.16%	0
2009	7.618544	10.377449	36.21%	0
2008	11.729255	7.618544	-35.05%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	17.555456	20.069692	14.32%	0
2016	16.667847	17.555456	5.33%	0
2015	16.869480	16.667847	-1.20%	0
2014	15.574666	16.869480	8.31%	0
2013	13.262469	15.574666	17.43%	0
2012	11.732882	13.262469	13.04%	1,379
2011	12.391308	11.732882	-5.31%	1,379
2010	10.688397	12.391308	15.93%	1,379
2009	7.848784	10.688397	36.18%	1,379
2008	12.106784	7.848784	-35.17%	1,379

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	15.098005	18.396619	21.85%	0
2016	14.923694	15.098005	1.17%	0
2015	14.985287	14.923694	-0.41%	0
2014	13.727028	14.985287	9.17%	0
2013	10.075178	13.727028	36.25%	0
2012	8.347171	10.075178	20.70%	0
2011	8.712231	8.347171	-4.19%	0
2010	7.495298	8.712231	16.24%	0
2009	5.601516	7.495298	33.81%	0
2008	9.674640	5.601516	-42.10%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	14.726575	17.906528	21.59%	220
2016	14.570345	14.726575	1.07%	225
2015	14.649682	14.570345	-0.54%	214
2014	13.446945	14.649682	8.94%	227
2013	9.879373	13.446945	36.11%	240
2012	8.208935	9.879373	20.35%	243
2011	8.575280	8.208935	-4.27%	257
2010	7.382409	8.575280	16.16%	259
2009	5.522295	7.382409	33.68%	0
2008	9.563798	5.522295	-42.26%	1,045
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	18.153690	20.161693	11.06%	0
2016	15.638891	18.153690	16.08%	0
2015	16.562302	15.638891	-5.58%	0
2014	15.484194	16.562302	6.96%	0
2013	12.286245	15.484194	26.03%	0
2012	10.649676	12.286245	15.37%	0
2011	10.724892	10.649676	-0.70%	0
2010	9.465464	10.724892	13.31%	0
2009	7.394004	9.465464	28.02%	0
2008	13.108710	7.394004	-43.59%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	19.307734	21.414033	10.91%	14,812
2016	16.660431	19.307734	15.89%	15,189
2015	17.671761	16.660431	-5.72%	15,189
2014	16.546881	17.671761	6.80%	16,684
2013	13.148420	16.546881	25.85%	16,684
2012	11.409924	13.148420	15.24%	16,027
2011	11.513795	11.409924	-0.90%	14,642
2010	10.176838	11.513795	13.14%	18,274
2009	7.958708	10.176838	27.87%	25,565
2008	14.136418	7.958708	-43.70%	27,348

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	10.746707	10.652485	-0.88%	0
2016	10.893157	10.746707	-1.34%	0
2015	11.061558	10.893157	-1.52%	0
2014	11.234584	11.061558	-1.54%	0
2013	11.408146	11.234584	-1.52%	0
2012	11.572503	11.408146	-1.42%	0
2011	11.741380	11.572503	-1.44%	0
2010	11.897326	11.741380	-1.31%	0
2009	11.998141	11.897326	-0.84%	0
2008	11.828815	11.998141	1.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	17.040709	19.591316	14.97%	0
2016	14.928023	17.040709	14.15%	0
2015	15.528106	14.928023	-3.86%	0
2014	14.288484	15.528106	8.68%	0
2013	10.874691	14.288484	31.39%	0
2012	9.329518	10.874691	16.56%	0
2011	9.329211	9.329518	0.00%	0
2010	8.264247	9.329211	12.89%	0
2009	6.601389	8.264247	25.19%	0
2008	11.516594	6.601389	-42.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	17.109039	19.642794	14.81%	1,060
2016	15.005451	17.109039	14.02%	1,212
2015	15.638696	15.005451	-4.05%	1,327
2014	14.411022	15.638696	8.52%	1,407
2013	10.985291	14.411022	31.18%	1,418
2012	9.436682	10.985291	16.41%	1,446
2011	9.456442	9.436682	-0.21%	1,474
2010	8.385361	9.456442	12.77%	5,184
2009	6.705779	8.385361	25.05%	7,886
2008	11.723494	6.705779	-42.80%	9,793
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.889802	19.791064	32.92%	0
2016	15.016425	14.889802	-0.84%	0
2015	14.247971	15.016425	5.39%	0
2014	13.016028	14.247971	9.46%	0
2013	9.706683	13.016028	34.09%	0
2012	8.607805	9.706683	12.77%	0
2011	8.730714	8.607805	-1.41%	0
2010	7.148399	8.730714	22.14%	0
2009	5.666065	7.148399	26.16%	0
2008	10.907570	5.666065	-48.05%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	11.360155	15.078727	32.73%	9,145
2016	11.475401	11.360155	-1.00%	9,618
2015	10.903275	11.475401	5.25%	10,569
2014	9.976248	10.903275	9.29%	12,588
2013	7.450885	9.976248	33.89%	13,422
2012	6.615630	7.450885	12.63%	19,994
2011	6.721757	6.615630	-1.58%	23,467
2010	5.512181	6.721757	21.94%	18,532
2009	4.375388	5.512181	25.98%	20,753
2008	8.434782	4.375388	-48.13%	21,551
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	14.620447	15.412291	5.42%	0
2016	12.983881	14.620447	12.60%	0
2015	13.702978	12.983881	-5.25%	0
2014	13.770738	13.702978	-0.49%	0
2013	13.211516	13.770738	4.23%	0
2012	11.751745	13.211516	12.42%	0
2011	11.485413	11.751745	2.32%	0
2010	10.252548	11.485413	12.02%	0
2009	7.243180	10.252548	41.55%	0
2008	9.818030	7.243180	-26.23%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	15.490829	16.305775	5.26%	12,358
2016	13.781333	15.490829	12.40%	12,375
2015	14.561240	13.781333	-5.36%	12,839
2014	14.657953	14.561240	-0.66%	3,999
2013	14.086068	14.657953	4.06%	3,999
2012	12.554348	14.086068	12.20%	4,444
2011	12.294670	12.554348	2.11%	4,444
2010	10.986079	12.294670	11.91%	11,220
2009	7.778227	10.986079	41.24%	13,087
2008	10.554198	7.778227	-26.30%	13,994
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	17.238323	20.657112	19.83%	1,919
2016	15.652579	17.238323	10.13%	1,919
2015	15.689664	15.652579	-0.24%	1,919
2014	14.032397	15.689664	11.81%	1,919
2013	10.778023	14.032397	30.19%	1,919
2012	9.444897	10.778023	14.11%	2,689
2011	9.401594	9.444897	0.46%	3,020
2010	8.302242	9.401594	13.24%	3,051
2009	6.660765	8.302242	24.64%	4,856
2008	10.739079	6.660765	-37.98%	4,888

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	18.132481	18.604976	2.61%	767
2016	17.583453	18.132481	3.12%	1,367
2015	17.967243	17.583453	-2.14%	1,367
2014	17.245104	17.967243	4.19%	1,367
2013	17.833641	17.245104	-3.30%	1,367
2012	17.106132	17.833641	4.25%	1,367
2011	16.187543	17.106132	5.67%	1,367
2010	15.251959	16.187543	6.13%	1,367
2009	13.387149	15.251959	13.93%	1,367
2008	14.054621	13.387149	-4.75%	1,332
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	56.820167	67.524189	18.84%	0
2016	51.477018	56.820167	10.38%	0
2015	53.083698	51.477018	-3.03%	0
2014	50.773417	53.083698	4.55%	0
2013	37.903459	50.773417	33.95%	0
2012	33.552453	37.903459	12.97%	0
2011	38.170489	33.552453	-12.10%	0
2010	30.124291	38.170489	26.71%	0
2009	21.853693	30.124291	37.85%	0
2008	36.696663	21.853693	-40.45%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	34.892182	41.407975	18.67%	9,646
2016	31.664565	34.892182	10.19%	9,814
2015	32.695656	31.664565	-3.15%	9,908
2014	31.321225	32.695656	4.39%	11,393
2013	23.415176	31.321225	33.76%	11,446
2012	20.761288	23.415176	12.78%	12,150
2011	23.654765	20.761288	-12.23%	12,177
2010	18.687536	23.654765	26.58%	31,437
2009	13.582416	18.687536	37.59%	29,375
2008	22.844623	13.582416	-40.54%	19,466
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.779004	16.369018	28.09%	0
2016	13.680288	12.779004	-6.59%	0
2015	13.427029	13.680288	1.89%	0
2014	14.850382	13.427029	-9.58%	0
2013	11.569601	14.850382	28.36%	0
2012	9.749476	11.569601	18.67%	0
2011	11.963930	9.749476	-18.51%	0
2010	10.754812	11.963930	11.24%	0
2009	8.639914	10.754812	24.48%	0
2008	15.634145	8.639914	-44.74%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	10.059661	12.874269	27.98%	5,843
2016	10.785834	10.059661	-6.73%	5,685
2015	10.606033	10.785834	1.70%	5,674
2014	11.747724	10.606033	-9.72%	4,014
2013	9.167170	11.747724	28.15%	4,014
2012	7.735456	9.167170	18.51%	4,014
2011	9.505291	7.735456	-18.62%	4,014
2010	8.557023	9.505291	11.08%	4,014
2009	6.886171	8.557023	24.26%	6,182
2008	12.481789	6.886171	-44.83%	7,082
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	19.859121	22.589692	13.75%	0
2016	18.026066	19.859121	10.17%	0
2015	18.460650	18.026066	-2.35%	0
2014	16.846659	18.460650	9.58%	0
2013	12.934806	16.846659	30.24%	0
2012	10.876428	12.934806	18.93%	0
2011	11.336364	10.876428	-4.06%	0
2010	9.780403	11.336364	15.91%	0
2009	6.979130	9.780403	40.14%	0
2008	13.258498	6.979130	-47.36%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	19.386639	22.019414	13.58%	0
2016	17.626985	19.386639	9.98%	0
2015	18.080458	17.626985	-2.51%	0
2014	16.529354	18.080458	9.38%	0
2013	12.701813	16.529354	30.13%	0
2012	10.702891	12.701813	18.68%	0
2011	11.170245	10.702891	-4.18%	0
2010	9.654840	11.170245	15.70%	0
2009	6.901130	9.654840	39.90%	0
2008	13.127935	6.901130	-47.43%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	23.919366	28.073731	17.37%	0
2016	22.191467	23.919366	7.79%	0
2015	23.251161	22.191467	-4.56%	0
2014	22.135827	23.251161	5.04%	0
2013	17.236488	22.135827	28.42%	0
2012	13.775202	17.236488	25.13%	0
2011	15.349899	13.775202	-10.26%	0
2010	12.329609	15.349899	24.50%	0
2009	7.956797	12.329609	54.96%	0
2008	16.554073	7.956797	-51.93%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	22.117535	25.931695	17.24%	2,213
2016	20.558592	22.117535	7.58%	2,682
2015	21.570483	20.558592	-4.69%	2,709
2014	20.570332	21.570483	4.86%	2,872
2013	16.049604	20.570332	28.17%	2,948
2012	12.830347	16.049604	25.09%	3,123
2011	14.326790	12.830347	-10.45%	3,185
2010	11.518441	14.326790	24.38%	3,428
2009	7.444867	11.518441	54.72%	5,467
2008	15.524014	7.444867	-52.04%	3,118
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.809929	14.122672	10.25%	3,936
2016	11.495830	12.809929	11.43%	0
2015	12.450425	11.495830	-7.67%	0
2014	12.296248	12.450425	1.25%	0
2013	10.091057	12.296248	21.85%	0
2012	8.887578	10.091057	13.54%	0
2011	9.168592	8.887578	-3.06%	0
2010	8.446738	9.168592	8.55%	0
2009	6.587021	8.446738	28.23%	0
2008*	10.000000	6.587021	-34.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	23.328937	27.757100	18.98%	0
2016	20.369242	23.328937	14.53%	0
2015	21.421672	20.369242	-4.91%	0
2014	19.961240	21.421672	7.32%	0
2013	15.590246	19.961240	28.04%	0
2012	14.117400	15.590246	10.43%	0
2011	13.490226	14.117400	4.65%	0
2010	11.329961	13.490226	19.07%	0
2009	9.779928	11.329961	15.85%	0
2008	13.597751	9.779928	-28.08%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	16.004046	18.438520	15.21%	0
2016	15.122660	16.004046	5.83%	0
2015	16.395067	15.122660	-7.76%	0
2014	18.687762	16.395067	-12.27%	0
2013	15.398150	18.687762	21.36%	0
2012	13.188541	15.398150	16.75%	0
2011	14.958231	13.188541	-11.83%	0
2010	13.980704	14.958231	6.99%	0
2009	10.339759	13.980704	35.21%	0
2008	17.573499	10.339759	-41.16%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.917296	21.157501	25.06%	2,944
2016	16.843188	16.917296	0.44%	3,342
2015	16.332562	16.843188	3.13%	3,701
2014	15.336897	16.332562	6.49%	3,975
2013	11.143607	15.336897	37.63%	4,298
2012	9.982129	11.143607	11.64%	4,794
2011	10.831112	9.982129	-7.84%	818
2010	9.201246	10.831112	17.71%	1,142
2009	5.642307	9.201246	63.08%	4,925
2008	11.263210	5.642307	-49.90%	6,026
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	21.070640	24.391038	15.76%	3,036
2016	18.293838	21.070640	15.18%	3,176
2015	19.808994	18.293838	-7.65%	3,211
2014	18.442504	19.808994	7.41%	3,677
2013	13.809332	18.442504	33.55%	3,801
2012	11.795063	13.809332	17.08%	3,398
2011	12.238388	11.795063	-3.62%	3,896
2010	10.744501	12.238388	13.90%	4,321
2009	8.499243	10.744501	26.42%	13,927
2008	13.447819	8.499243	-36.80%	17,667
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	16.212591	18.065010	11.43%	0
2016	14.934290	16.212591	8.56%	0
2015	16.098324	14.934290	-7.23%	0
2014	15.120064	16.098324	6.47%	0
2013	11.882492	15.120064	27.25%	0
2012	10.598676	11.882492	12.11%	0
2011	10.772010	10.598676	-1.61%	0
2010	9.987184	10.772010	7.86%	0
2009	7.906932	9.987184	26.31%	0
2008	11.497024	7.906932	-31.23%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	15.793557	17.551743	11.13%	609
2016	14.580643	15.793557	8.32%	609
2015	15.756021	14.580643	-7.46%	1,941
2014	14.839698	15.756021	6.17%	1,941
2013	11.690520	14.839698	26.94%	1,941
2012	10.452112	11.690520	11.85%	2,233
2011	10.647585	10.452112	-1.84%	6,801
2010	9.899524	10.647585	7.56%	7,213
2009	7.856845	9.899524	26.00%	7,699
2008	11.453613	7.856845	-31.40%	10,769

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	20.803333	25.136616	20.83%	0
2016	21.278201	20.803333	-2.23%	0
2015	22.193800	21.278201	-4.13%	225
2014	22.523008	22.193800	-1.46%	225
2013	19.270539	22.523008	16.88%	225
2012	16.983787	19.270539	13.46%	225
2011	18.547567	16.983787	-8.43%	225
2010	16.730012	18.547567	10.86%	225
2009	12.595888	16.730012	32.82%	225
2008	21.520187	12.595888	-41.47%	225
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	21.147636	23.926976	13.14%	0
2016	18.935783	21.147636	11.68%	0
2015	20.041270	18.935783	-5.52%	0
2014	19.492483	20.041270	2.82%	0
2013	15.370360	19.492483	26.82%	0
2012	14.071403	15.370360	9.23%	0
2011	15.266194	14.071403	-7.83%	0
2010	13.588658	15.266194	12.35%	0
2009	10.600066	13.588658	28.19%	0
2008	15.063109	10.600066	-29.63%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.789514	16.629942	20.60%	0
2016	13.900993	13.789514	-0.80%	0
2015	13.951575	13.900993	-0.36%	0
2014	13.117036	13.951575	6.36%	0
2013	9.724102	13.117036	34.89%	0
2012*	10.000000	9.724102	-2.76%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.656446	16.422459	20.25%	0
2016	13.791924	13.656446	-0.98%	0
2015	13.864637	13.791924	-0.52%	0
2014	13.077072	13.864637	6.02%	0
2013	9.723675	13.077072	34.49%	0
2012*	10.000000	9.723675	-2.76%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.505250	15.726197	16.45%	1,294
2016	14.078872	13.505250	-4.07%	1,294
2015	15.602872	14.078872	-9.77%	1,294
2014	16.729397	15.602872	-6.73%	1,294
2013	13.579823	16.729397	23.19%	1,294
2012	11.574555	13.579823	17.32%	1,294
2011	12.669400	11.574555	-8.64%	1,294
2010	11.841463	12.669400	6.99%	1,722
2009*	10.000000	11.841463	18.41%	5,110

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.832286	11.115558	25.85%	0
2016	7.427490	8.832286	18.91%	0
2015	9.437246	7.427490	-21.30%	0
2014*	10.000000	9.437246	-5.63%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	14.386134	17.942358	24.72%	9,386
2016	13.967303	14.386134	3.00%	10,014
2015	13.585069	13.967303	2.81%	10,264
2014	12.711073	13.585069	6.88%	11,049
2013	9.409242	12.711073	35.09%	11,218
2012	8.209463	9.409242	14.61%	10,442
2011	8.886272	8.209463	-7.62%	10,426
2010	6.985870	8.886272	27.20%	13,140
2009	5.023606	6.985870	39.06%	9,873
2008	10.541839	5.023606	-52.35%	13,017
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	20.047618	24.935195	24.38%	1,114
2016	18.715630	20.047618	7.12%	1,350
2015	19.427169	18.715630	-3.66%	1,648
2014	21.331795	19.427169	-8.93%	1,682
2013	15.343220	21.331795	39.03%	1,716
2012	12.891323	15.343220	19.02%	1,747
2011	14.629121	12.891323	-11.88%	3,895
2010	10.930706	14.629121	33.84%	5,524
2009	6.814794	10.930706	60.40%	7,280
2008	11.445532	6.814794	-40.46%	5,027
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	24.129166	27.877596	15.53%	3,059
2016	21.540576	24.129166	12.02%	3,068
2015	22.086005	21.540576	-2.47%	3,078
2014	20.356843	22.086005	8.49%	3,994
2013	15.249130	20.356843	33.50%	3,994
2012	13.366795	15.249130	14.08%	4,030
2011	13.640440	13.366795	-2.01%	6,663
2010	12.457755	13.640440	9.49%	6,663
2009	10.333820	12.457755	20.55%	6,270
2008	15.606841	10.333820	-33.79%	8,543
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.857691	19.799865	24.86%	0
2016	15.510831	15.857691	2.24%	0
2015	14.818475	15.510831	4.67%	0
2014	14.883196	14.818475	-0.43%	959
2013	11.844304	14.883196	25.66%	959
2012	10.377863	11.844304	14.13%	999
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.129121	12.775008	26.12%	2,161
2016	9.720309	10.129121	4.21%	2,161
2015*	10.000000	9.720309	-2.80%	2,161
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.153525	13.713564	4.26%	1,430
2016	12.620477	13.153525	4.22%	0
2015	12.926754	12.620477	-2.37%	0
2014	12.206768	12.926754	5.90%	0
2013	12.471297	12.206768	-2.12%	0
2012	11.601585	12.471297	7.50%	0
2011	11.179657	11.601585	3.77%	0
2010	10.626812	11.179657	5.20%	0
2009	9.868405	10.626812	7.69%	0
2008	11.194198	9.868405	-11.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.754875	26.428770	6.76%	0
2016	20.915913	24.754875	18.35%	0
2015	22.232778	20.915913	-5.92%	0
2014	19.994028	22.232778	11.20%	0
2013	15.423673	19.994028	29.63%	0
2012	13.689520	15.423673	12.67%	0
2011	13.837289	13.689520	-1.07%	0
2010	12.421404	13.837289	11.40%	0
2009*	10.000000	12.421404	24.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.323337	17.469143	14.00%	0
2016	14.278856	15.323337	7.31%	0
2015	14.362314	14.278856	-0.58%	0
2014	13.895004	14.362314	3.36%	0
2013	11.448043	13.895004	21.37%	0
2012	10.049284	11.448043	13.92%	0
2011	10.113208	10.049284	-0.63%	0
2010	9.170310	10.113208	10.28%	0
2009	7.547477	9.170310	21.50%	0
2008	10.917058	7.547477	-30.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.441434	11.626363	1.62%	0
2016	11.321018	11.441434	1.06%	0
2015	11.525887	11.321018	-1.78%	0
2014	11.152136	11.525887	3.35%	956
2013	11.626980	11.152136	-4.08%	956
2012	11.251651	11.626980	3.34%	996
2011	10.809588	11.251651	4.09%	4,230
2010	10.359202	10.809588	4.35%	0
2009	9.382348	10.359202	10.41%	6,568
2008	10.573953	9.382348	-11.27%	3,315

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.716928	20.265918	28.94%	103
2016	15.933851	15.716928	-1.36%	103
2015	15.190783	15.933851	4.89%	103
2014	15.151816	15.190783	0.26%	103
2013	11.963698	15.151816	26.65%	103
2012	9.953969	11.963698	20.19%	103
2011	11.148227	9.953969	-10.71%	103
2010	10.173918	11.148227	9.58%	103
2009	7.297903	10.173918	39.41%	0
2008	12.080556	7.297903	-39.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.343498	20.563763	25.82%	1,327
2016	15.220537	16.343498	7.38%	1,988
2015	14.526530	15.220537	4.78%	1,988
2014	13.653806	14.526530	6.39%	3,259
2013	10.700274	13.653806	27.60%	3,259
2012	9.258052	10.700274	15.58%	3,311
2011	9.866054	9.258052	-6.16%	1,988
2010	8.478706	9.866054	16.36%	4,621
2009	6.205551	8.478706	36.63%	5,073
2008	11.299224	6.205551	-45.08%	6,328
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.392127	17.276705	20.04%	0
2016	13.159084	14.392127	9.37%	291
2015	13.222582	13.159084	-0.48%	291
2014	12.184579	13.222582	8.52%	291
2013	9.307720	12.184579	30.91%	291
2012	8.076510	9.307720	15.24%	291
2011	8.390989	8.076510	-3.75%	291
2010	7.680104	8.390989	9.26%	291
2009	5.969082	7.680104	28.66%	291
2008	9.789543	5.969082	-39.03%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.590788	11.131633	5.11%	0
2016	9.423096	10.590788	12.39%	0
2015	9.827707	9.423096	-4.12%	0
2014*	10.000000	9.827707	-1.72%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.072091	17.285022	22.83%	0
2016	12.588143	14.072091	11.79%	0
2015	12.940693	12.588143	-2.72%	0
2014	12.335328	12.940693	4.91%	0
2013	8.729324	12.335328	41.31%	4,080
2012	7.589381	8.729324	15.02%	0
2011	8.725708	7.589381	-13.02%	0
2010	7.681195	8.725708	13.60%	0
2009	5.100655	7.681195	50.59%	0
2008*	10.000000	5.100655	-48.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.951042	18.628471	16.79%	0
2016	14.713646	15.951042	8.41%	0
2015	14.993858	14.713646	-1.87%	0
2014	13.769937	14.993858	8.89%	0
2013	10.079269	13.769937	36.62%	0
2012	9.182447	10.079269	9.77%	0
2011	9.633034	9.182447	-4.68%	0
2010	7.917563	9.633034	21.67%	0
2009	6.114157	7.917563	29.50%	0
2008*	10.000000	6.114157	-38.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.827718	18.444712	16.53%	0
2016	14.600286	15.827718	8.41%	0
2015	14.892474	14.600286	-1.96%	0
2014	13.688335	14.892474	8.80%	0
2013	10.035019	13.688335	36.41%	0
2012	9.151616	10.035019	9.65%	0
2011	9.609219	9.151616	-4.76%	0
2010	7.899216	9.609219	21.65%	0
2009	6.112260	7.899216	29.24%	0
2008*	10.000000	6.112260	-38.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.030207	15.368782	17.95%	0
2016	12.213314	13.030207	6.69%	0
2015	12.627076	12.213314	-3.28%	0
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	0
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.697376	14.007687	10.32%	0
2016	12.154322	12.697376	4.47%	0
2015	12.477873	12.154322	-2.59%	0
2014	12.152091	12.477873	2.68%	0
2013	10.765460	12.152091	12.88%	0
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
2008*	10.000000	7.906100	-20.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.052276	14.881663	14.02%	0
2016	12.352767	13.052276	5.66%	0
2015	12.716222	12.352767	-2.86%	0
2014	12.336905	12.716222	3.07%	0
2013	10.335296	12.336905	19.37%	0
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.840737	12.398961	4.71%	0
2016	11.496321	11.840737	3.00%	0
2015	11.763659	11.496321	-2.27%	0
2014	11.563059	11.763659	1.73%	0
2013	11.192977	11.563059	3.31%	0
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.907325	14.482999	12.21%	0
2016	12.282256	12.907325	5.09%	0
2015	12.610045	12.282256	-2.60%	0
2014	12.248794	12.610045	2.95%	0
2013	10.561220	12.248794	15.98%	0
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
2008*	10.000000	7.542347	-24.58%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.990654	15.100930	16.24%	0
2016	12.263639	12.990654	5.93%	0
2015	12.647421	12.263639	-3.03%	0
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.502409	13.525992	8.19%	0
2016	11.980164	12.502409	4.36%	0
2015	12.299802	11.980164	-2.60%	0
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.522799	12.871322	2.78%	0
2016	12.073918	12.522799	3.72%	0
2015	12.352990	12.073918	-2.26%	0
2014	11.943689	12.352990	3.43%	0
2013	12.368161	11.943689	-3.43%	0
2012	11.659313	12.368161	6.08%	0
2011	11.109700	11.659313	4.95%	0
2010	10.540779	11.109700	5.40%	0
2009	9.842156	10.540779	7.10%	0
2008*	10.000000	9.842156	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.236518	12.550890	2.57%	297
2016	11.836204	12.236518	3.38%	297
2015	12.129348	11.836204	-2.42%	297
2014	11.769615	12.129348	3.06%	345
2013	12.214926	11.769615	-3.65%	345
2012	11.543894	12.214926	5.81%	3,716
2011	11.036643	11.543894	4.60%	4,498
2010	10.498770	11.036643	5.12%	373
2009	9.820358	10.498770	6.91%	373
2008*	10.000000	9.820358	-1.80%	126

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.097079	13.380348	2.16%	171
2016	12.873267	13.097079	1.74%	171
2015	13.143931	12.873267	-2.06%	171
2014	12.729470	13.143931	3.26%	171
2013	13.200346	12.729470	-3.57%	171
2012	12.517681	13.200346	5.45%	171
2011	11.989176	12.517681	4.41%	171
2010	11.263937	11.989176	6.44%	171
2009	9.826168	11.263937	14.63%	5,294
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	20.589780	28.628011	39.04%	2,111
2016	19.457877	20.589780	5.82%	2,248
2015	23.594486	19.457877	-17.53%	2,348
2014	25.422821	23.594486	-7.19%	3,412
2013	25.712800	25.422821	-1.13%	2
2012	22.325347	25.712800	15.17%	2
2011	29.296506	22.325347	-23.80%	2
2010	25.672267	29.296506	14.12%	1,519
2009	15.989073	25.672267	60.56%	0
2008	38.605478	15.989073	-58.58%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.543107	13.611669	0.51%	4,924
2016	13.654484	13.543107	-0.82%	6,829
2015	13.884567	13.654484	-1.66%	7,521
2014	13.486933	13.884567	2.95%	8,302
2013	14.278345	13.486933	-5.54%	8,147
2012	14.073507	14.278345	1.46%	17,196
2011	13.327526	14.073507	5.60%	24,970
2010	12.919546	13.327526	3.16%	29,848
2009	12.779374	12.919546	1.10%	18,531
2008	12.050318	12.779374	6.05%	17,228
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.329295	9.223795	-1.13%	747
2016	9.475049	9.329295	-1.54%	3,192
2015	9.624225	9.475049	-1.55%	11,799
2014	9.775745	9.624225	-1.55%	12,547
2013	9.929654	9.775745	-1.55%	12,547
2012	10.086412	9.929654	-1.55%	14,131
2011	10.244765	10.086412	-1.55%	7,013
2010	10.406045	10.244765	-1.55%	7,813
2009	10.565443	10.406045	-1.51%	51,368
2008	10.515824	10.565443	0.47%	80,960

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.295598	10.378693	25.11%	423
2016	8.372784	8.295598	-0.92%	318
2015	8.787660	8.372784	-4.72%	318
2014	8.990730	8.787660	-2.26%	318
2013	7.767974	8.990730	15.74%	318
2012	6.847862	7.767974	13.44%	318
2011	7.728306	6.847862	-11.39%	318
2010	6.946617	7.728306	11.25%	318
2009	5.450702	6.946617	27.44%	318
2008*	10.000000	5.450702	-45.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.843985	23.137913	16.60%	2,847
2016	18.412299	19.843985	7.78%	2,847
2015	18.890755	18.412299	-2.53%	3,962
2014	18.277002	18.890755	3.36%	5,731
2013	14.589430	18.277002	25.28%	6,462
2012	12.786223	14.589430	14.10%	8,253
2011	13.518604	12.786223	-5.42%	8,253
2010	11.978917	13.518604	12.85%	8,543
2009	9.565238	11.978917	25.23%	15,642
2008	15.384111	9.565238	-37.82%	12,794
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.753493	17.236395	9.41%	0
2016	15.052157	15.753493	4.66%	0
2015	15.315747	15.052157	-1.72%	0
2014	14.874829	15.315747	2.96%	0
2013	13.320802	14.874829	11.67%	0
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.173412	20.542159	13.03%	85
2016	17.132782	18.173412	6.07%	0
2015	17.495582	17.132782	-2.07%	0
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.898572	14.461329	4.05%	24,886
2016	13.539506	13.898572	2.65%	24,868
2015	13.716355	13.539506	-1.29%	24,965
2014	13.410582	13.716355	2.28%	25,189
2013	12.993892	13.410582	3.21%	25,273
2012	12.549440	12.993892	3.54%	48,577
2011	12.383622	12.549440	1.34%	57,590
2010	11.878586	12.383622	4.25%	66,622
2009	11.060772	11.878586	7.39%	40,913
2008	11.954959	11.060772	-7.48%	61,248
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.441066	19.391228	11.18%	34,293
2016	16.533895	17.441066	5.49%	35,081
2015	16.850610	16.533895	-1.88%	35,828
2014	16.272780	16.850610	3.55%	36,531
2013	14.172421	16.272780	14.82%	40,435
2012	12.991444	14.172421	9.09%	42,184
2011	13.200894	12.991444	-1.59%	51,832
2010	12.089245	13.200894	9.20%	79,233
2009	10.307241	12.089245	17.29%	99,734
2008	13.631611	10.307241	-24.39%	173,030
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.969857	21.791695	14.88%	7,428
2016	17.761272	18.969857	6.80%	8,128
2015	18.173551	17.761272	-2.27%	8,083
2014	17.587845	18.173551	3.33%	8,151
2013	14.597997	17.587845	20.48%	7,785
2012	13.034745	14.597997	11.99%	20,025
2011	13.527219	13.034745	-3.64%	26,902
2010	12.177212	13.527219	11.09%	48,321
2009	9.943468	12.177212	22.46%	63,028
2008	14.721452	9.943468	-32.46%	60,558
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.921777	17.119593	7.52%	1,365
2016	15.299250	15.921777	4.07%	1,365
2015	15.544880	15.299250	-1.58%	1,365
2014	15.075143	15.544880	3.12%	10,521
2013	13.858073	15.075143	8.78%	10,521
2012	13.029234	13.858073	6.36%	10,521
2011	12.966469	13.029234	0.48%	19,520
2010	12.136894	12.966469	6.84%	21,200
2009	10.761012	12.136894	12.79%	26,582
2008	12.866095	10.761012	-16.36%	36,082

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.694163	29.699516	25.35%	0
2016	23.222631	23.694163	2.03%	0
2015	22.445127	23.222631	3.46%	0
2014	20.954534	22.445127	7.11%	0
2013	15.569712	20.954534	34.59%	0
2012	13.325468	15.569712	16.84%	0
2011	13.844074	13.325468	-3.75%	0
2010	12.924568	13.844074	7.11%	0
2009*	10.000000	12.924568	29.25%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.225276	29.055924	25.10%	24,812
2016	22.830927	23.225276	1.73%	25,156
2015	22.123474	22.830927	3.20%	25,520
2014	20.699441	22.123474	6.88%	27,571
2013	15.427304	20.699441	34.17%	28,417
2012	13.232976	15.427304	16.58%	29,539
2011	13.784817	13.232976	-4.00%	26,956
2010	12.902816	13.784817	6.84%	34,289
2009*	10.000000	12.902816	29.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	29.439274	33.557771	13.99%	0
2016	24.857936	29.439274	18.43%	0
2015	25.905822	24.857936	-4.04%	0
2014	24.048241	25.905822	7.72%	0
2013	18.359292	24.048241	30.99%	0
2012	15.875129	18.359292	15.65%	0
2011	16.545546	15.875129	-4.05%	0
2010	13.316628	16.545546	24.25%	0
2009	9.890848	13.316628	34.64%	0
2008	15.812673	9.890848	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	27.238932	30.994685	13.79%	1,180
2016	23.052904	27.238932	18.16%	1,116
2015	24.083424	23.052904	-4.28%	1,773
2014	22.406594	24.083424	7.48%	1,947
2013	17.137066	22.406594	30.75%	2,610
2012	14.843294	17.137066	15.45%	2,674
2011	15.491435	14.843294	-4.18%	8,383
2010	12.501525	15.491435	23.92%	8,781
2009	9.302751	12.501525	34.39%	11,924
2008	14.907941	9.302751	-37.60%	13,021

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.010572	12.372682	23.60%	0
2016	10.425446	10.010572	-3.98%	0
2015	10.659366	10.425446	-2.19%	0
2014	10.975582	10.659366	-2.88%	0
2013	9.207623	10.975582	19.20%	0
2012	8.096336	9.207623	13.73%	0
2011	9.099245	8.096336	-11.02%	0
2010	8.121240	9.099245	12.04%	0
2009	6.060724	8.121240	34.00%	0
2008*	10.000000	6.060724	-39.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.719929	10.553319	21.03%	0
2016	8.417028	8.719929	3.60%	0
2015	9.010884	8.417028	-6.59%	0
2014*	10.000000	9.010884	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.663137	10.451316	20.64%	169
2016	8.381631	8.663137	3.36%	169
2015	8.994425	8.381631	-6.81%	169
2014*	10.000000	8.994425	-10.06%	169
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.508064	18.551749	27.87%	0
2016	14.448317	14.508064	0.41%	0
2015	14.230439	14.448317	1.53%	0
2014	13.122740	14.230439	8.44%	0
2013	9.916584	13.122740	32.33%	0
2012	8.673194	9.916584	14.34%	0
2011	9.103739	8.673194	-4.73%	0
2010	8.015864	9.103739	13.57%	0
2009	6.294480	8.015864	27.35%	0
2008*	10.000000	6.294480	-37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.672069	16.519906	12.59%	4,047
2016	12.841877	14.672069	14.25%	4,227
2015	13.508297	12.841877	-4.93%	5,743
2014	12.446089	13.508297	8.53%	5,897
2013	9.362511	12.446089	32.94%	10,499
2012	8.087528	9.362511	15.76%	6,952
2011	8.747553	8.087528	-7.55%	14,117
2010	7.880723	8.747553	11.00%	17,257
2009	6.282625	7.880723	25.44%	34,003
2008*	10.000000	6.282625	-37.17%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.605797	18.337870	25.55%	0
2016	13.988065	14.605797	4.42%	0
2015	14.257593	13.988065	-1.89%	0
2014	13.962704	14.257593	2.11%	0
2013	10.232209	13.962704	36.46%	3,589
2012	9.066008	10.232209	12.86%	4,089
2011	9.637421	9.066008	-5.93%	0
2010	7.740305	9.637421	24.51%	0
2009	6.204977	7.740305	24.74%	0
2008*	10.000000	6.204977	-37.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.983052	21.276104	12.08%	0
2016	16.396345	18.983052	15.78%	0
2015	17.149372	16.396345	-4.39%	0
2014	14.885793	17.149372	15.21%	0
2013	11.144104	14.885793	33.58%	0
2012	9.729590	11.144104	14.54%	0
2011	10.117338	9.729590	-3.83%	0
2010	8.590080	10.117338	17.78%	0
2009	6.687632	8.590080	28.45%	0
2008*	10.000000	6.687632	-33.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.166211	19.839209	22.72%	710
2016	15.195551	16.166211	6.39%	1,032
2015	15.353485	15.195551	-1.03%	1,044
2014	15.209183	15.353485	0.95%	1,086
2013	10.731836	15.209183	41.72%	1,086
2012	9.639140	10.731836	11.34%	1,086
2011	9.875639	9.639140	-2.39%	1,086
2010	8.018082	9.875639	23.17%	7,197
2009	6.403440	8.018082	25.22%	2,860
2008	12.166155	6.403440	-47.37%	3,578
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	28.081065	30.152770	7.38%	0
2016	22.648532	28.081065	23.99%	0
2015	24.479430	22.648532	-7.48%	0
2014	23.233359	24.479430	5.36%	0
2013	16.808300	23.233359	38.23%	0
2012	14.175320	16.808300	18.57%	0
2011	15.167118	14.175320	-6.54%	0
2010	12.168360	15.167118	24.64%	0
2009	9.792769	12.168360	24.26%	0
2008	14.661089	9.792769	-33.21%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	25.167321	26.947210	7.07%	1,628
2016	20.349964	25.167321	23.67%	1,902
2015	22.057671	20.349964	-7.74%	1,987
2014	20.985245	22.057671	5.11%	2,481
2013	15.222728	20.985245	37.85%	2,891
2012	12.853123	15.222728	18.44%	3,324
2011	13.808073	12.853123	-6.92%	5,354
2010	11.089422	13.808073	24.52%	15,177
2009	8.949626	11.089422	23.91%	11,364
2008	13.428075	8.949626	-33.35%	335
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	27.788066	31.048590	11.73%	0
2016	22.977925	27.788066	20.93%	0
2015	23.727724	22.977925	-3.16%	0
2014	23.906453	23.727724	-0.75%	0
2013	17.233110	23.906453	38.72%	0
2012	15.155539	17.233110	13.71%	0
2011	16.299792	15.155539	-7.02%	0
2010	13.211177	16.299792	23.38%	0
2009	9.962119	13.211177	32.61%	0
2008	16.371285	9.962119	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	27.484215	30.631040	11.45%	6,230
2016	22.780204	27.484215	20.65%	6,092
2015	23.585862	22.780204	-3.42%	6,098
2014	23.824764	23.585862	-1.00%	6,449
2013	17.217710	23.824764	38.37%	6,685
2012	15.178252	17.217710	13.44%	6,738
2011	16.366531	15.178252	-7.26%	4,032
2010	13.301381	16.366531	23.04%	5,091
2009	10.050460	13.301381	32.35%	5,793
2008	16.560828	10.050460	-39.31%	8,734
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	15.257856	18.063273	18.39%	0
2016	13.941786	15.257856	9.44%	0
2015	14.068178	13.941786	-0.90%	0
2014	12.779573	14.068178	10.08%	0
2013	9.924829	12.779573	28.76%	0
2012	8.855234	9.924829	12.08%	0
2011	8.960472	8.855234	-1.17%	0
2010	8.038491	8.960472	11.47%	0
2009	6.503084	8.038491	23.61%	0
2008	11.313264	6.503084	-42.52%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.657356	14.272300	4.50%	468
2016	12.942850	13.657356	5.52%	468
2015	13.935441	12.942850	-7.12%	468
2014	11.006272	13.935441	26.61%	2,042
2013	10.885630	11.006272	1.11%	2,042
2012	9.566744	10.885630	13.79%	2,107
2011	9.155055	9.566744	4.50%	1,017
2010	7.162981	9.155055	27.81%	4,896
2009	5.574716	7.162981	28.49%	1,235
2008*	10.000000	5.574716	-44.25%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.266224	10.267149	0.01%	180
2016	10.173900	10.266224	0.91%	180
2015	10.369443	10.173900	-1.89%	180
2014	10.480927	10.369443	-1.06%	180
2013	10.634719	10.480927	-1.45%	180
2012	10.434896	10.634719	1.91%	180
2011	10.462925	10.434896	-0.27%	180
2010	10.376547	10.462925	0.83%	11,565
2009	9.840303	10.376547	5.45%	180
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.801637	16.675347	20.82%	0
2016	13.863729	13.801637	-0.45%	0
2015	14.653973	13.863729	-5.39%	0
2014	16.204933	14.653973	-9.57%	0
2013	13.705877	16.204933	18.23%	0
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.334217	24.875525	16.60%	0
2016	19.723973	21.334217	8.16%	0
2015	20.127828	19.723973	-2.01%	0
2014	18.521805	20.127828	8.67%	0
2013	13.672110	18.521805	35.47%	0
2012	12.513892	13.672110	9.26%	0
2011	13.114504	12.513892	-4.58%	0
2010	10.842704	13.114504	20.95%	0
2009	8.379915	10.842704	29.39%	0
2008	14.056308	8.379915	-40.38%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	22.586641	30.391152	34.55%	0
2016	22.922497	22.586641	-1.47%	0
2015	22.399940	22.922497	2.33%	0
2014	22.242765	22.399940	0.71%	0
2013	17.746712	22.242765	25.33%	0
2012	14.865563	17.746712	19.38%	0
2011	16.464119	14.865563	-9.71%	0
2010	14.420827	16.464119	14.17%	0
2009	10.479849	14.420827	37.61%	0
2008	17.797809	10.479849	-41.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	21.765569	29.212332	34.21%	7,238
2016	22.142095	21.765569	-1.70%	7,314
2015	21.694040	22.142095	2.07%	7,272
2014	21.591682	21.694040	0.47%	7,336
2013	17.270102	21.591682	25.02%	1,882
2012	14.503926	17.270102	19.07%	1,882
2011	16.105184	14.503926	-9.94%	1,882
2010	14.138379	16.105184	13.91%	1,882
2009	10.305353	14.138379	37.19%	7,942
2008	17.543236	10.305353	-41.26%	14,225
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.198139	10.670299	4.63%	0
2016	9.723052	10.198139	4.89%	0
2015	10.104569	9.723052	-3.78%	0
2014	9.980348	10.104569	1.24%	0
2013	10.150915	9.980348	-1.68%	0
2012*	10.000000	10.150915	1.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	18.017757	18.810076	4.40%	1,109
2016	17.221701	18.017757	4.62%	1,073
2015	17.939893	17.221701	-4.00%	1,093
2014	17.779378	17.939893	0.90%	2,484
2013	18.125834	17.779378	-1.91%	2,439
2012	16.272189	18.125834	11.39%	2,417
2011	16.421132	16.272189	-0.91%	2,622
2010	14.532733	16.421132	12.99%	2,748
2009	12.466621	14.532733	16.57%	2,685
2008	14.807879	12.466621	-15.81%	4,336
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.768423	10.915915	24.49%	0
2016	9.154683	8.768423	-4.22%	0
2015	9.018701	9.154683	1.51%	0
2014*	10.000000	9.018701	-9.81%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	20.085560	23.064882	14.83%	3,665
2016	18.329915	20.085560	9.58%	4,054
2015	18.057491	18.329915	1.51%	4,680
2014	16.613849	18.057491	8.69%	5,160
2013	12.838925	16.613849	29.40%	5,689
2012	11.183943	12.838925	14.80%	6,306
2011	11.395505	11.183943	-1.86%	7,508
2010	9.993284	11.395505	14.03%	8,615
2009	7.930540	9.993284	26.01%	9,682
2008	13.125417	7.930540	-39.58%	12,564
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	30.705403	34.510434	12.39%	0
2016	26.418140	30.705403	16.23%	0
2015	28.516346	26.418140	-7.36%	0
2014	25.877231	28.516346	10.20%	0
2013	18.639296	25.877231	38.83%	0
2012	16.047013	18.639296	16.15%	0
2011	16.667918	16.047013	-3.73%	0
2010	13.719011	16.667918	21.50%	0
2009	10.157063	13.719011	35.07%	0
2008	16.595131	10.157063	-38.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	17.501288	19.627657	12.15%	0
2016	15.106424	17.501288	15.85%	0
2015	16.340008	15.106424	-7.55%	0
2014	14.864828	16.340008	9.92%	0
2013	10.737018	14.864828	38.44%	0
2012	9.268665	10.737018	15.84%	0
2011	9.644118	9.268665	-3.89%	0
2010	7.960454	9.644118	21.15%	0
2009	5.907088	7.960454	34.76%	0
2008	9.678450	5.907088	-38.97%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.375889	11.214586	8.08%	2,680
2016	9.308813	10.375889	11.46%	2,680
2015	9.684433	9.308813	-3.88%	0
2014*	10.000000	9.684433	-3.16%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.866940	11.847452	9.02%	0
2016	10.726126	10.866940	1.31%	0
2015	11.737190	10.726126	-8.61%	0
2014	11.886205	11.737190	-1.25%	0
2013	12.921925	11.886205	-8.02%	0
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.235123	11.199964	-0.31%	0
2016	11.264522	11.235123	-0.26%	0
2015	11.418032	11.264522	-1.34%	0
2014	11.511662	11.418032	-0.81%	1,427
2013	11.720122	11.511662	-1.78%	1,427
2012	11.257793	11.720122	4.11%	1,486
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.245308	12.45%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.329495	13.312726	28.88%	354
2016*	10.000000	10.329495	3.29%	354
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.710426	17.086527	24.62%	0
2016	14.275937	13.710426	-3.96%	0
2015	14.480406	14.275937	-1.41%	0
2014	15.777790	14.480406	-8.22%	0
2013	12.513462	15.777790	26.09%	0
2012	10.425944	12.513462	20.02%	0
2011	12.748786	10.425944	-18.22%	0
2010	11.769357	12.748786	8.32%	0
2009	9.591854	11.769357	22.70%	0
2008	17.383373	9.591854	-44.82%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	25.507613	27.090169	6.20%	0
2016	20.321080	25.507613	25.52%	0
2015	21.554773	20.321080	-5.72%	0
2014	21.167252	21.554773	1.83%	0
2013	15.400554	21.167252	37.44%	0
2012	13.315099	15.400554	15.66%	0
2011	14.195273	13.315099	-6.20%	0
2010	11.444790	14.195273	24.03%	0
2009	8.838125	11.444790	29.49%	0
2008	14.805031	8.838125	-40.30%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.655398	7.388487	-3.49%	0
2016	5.421806	7.655398	41.20%	0
2015	8.297416	5.421806	-34.66%	0
2014	10.449910	8.297416	-20.60%	0
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.808870	7.557622	-3.22%	0
2016	5.519062	7.808870	41.49%	0
2015	8.423515	5.519062	-34.48%	0
2014	10.576837	8.423515	-20.36%	0
2013	9.719512	10.576837	8.82%	0
2012*	10.000000	9.719512	-2.80%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.569943	29.206280	23.91%	0
2016	22.218773	23.569943	6.08%	0
2015	23.238485	22.218773	-4.39%	0
2014	24.056114	23.238485	-3.40%	0
2013	16.264758	24.056114	47.90%	0
2012	15.315916	16.264758	6.20%	764
2011	16.306131	15.315916	-6.07%	764
2010	13.064835	16.306131	24.81%	764
2009*	10.000000	13.064835	30.65%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	20.020702	23.365235	16.71%	1,170
2016	18.317523	20.020702	9.30%	1,228
2015	18.353527	18.317523	-0.20%	1,347
2014	17.066424	18.353527	7.54%	1,424
2013	12.886152	17.066424	32.44%	1,711
2012	11.169953	12.886152	15.36%	2,348
2011	10.701578	11.169953	4.38%	3,801
2010	9.641479	10.701578	11.00%	5,172
2009	8.141536	9.641479	18.42%	9,654
2008	13.951751	8.141536	-41.65%	13,578
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	15.707115	19.335355	23.10%	1,940
2016	16.090253	15.707115	-2.38%	2,081
2015	15.968421	16.090253	0.76%	4,709
2014	17.348980	15.968421	-7.96%	4,737
2013	14.365743	17.348980	20.77%	4,774
2012	12.785103	14.365743	12.36%	4,886
2011	16.127664	12.785103	-20.73%	5,062
2010	15.714091	16.127664	2.63%	5,878
2009	11.885853	15.714091	32.21%	9,203
2008	25.856845	11.885853	-54.03%	14,364
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	18.425966	23.875073	29.57%	5,976
2016	18.294033	18.425966	0.72%	5,976
2015	16.770995	18.294033	9.08%	4,254
2014	14.971617	16.770995	12.02%	4,254
2013	11.105886	14.971617	34.81%	3,056
2012	9.719774	11.105886	14.26%	3,056
2011	10.211697	9.719774	-5.29%	2,600
2010	9.448693	10.211697	8.08%	2,464
2009	7.003584	9.448693	34.91%	2,808
2008	11.827488	7.003584	-40.79%	5,527
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	33.097132	36.754224	11.05%	3,013
2016	26.951746	33.097132	22.80%	3,438
2015	29.043797	26.951746	-7.20%	3,658
2014	27.092363	29.043797	7.20%	3,719
2013	20.004091	27.092363	35.43%	3,766
2012	17.160666	20.004091	16.57%	3,978
2011	19.084678	17.160666	-10.08%	3,959
2010	15.320972	19.084678	24.57%	4,465
2009	10.914315	15.320972	40.38%	9,030
2008	17.263299	10.914315	-36.78%	16,897

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.001598	16.785902	11.89%	0
2016	14.686033	15.001598	2.15%	0
2015	15.075762	14.686033	-2.59%	545
2014	15.030474	15.075762	0.30%	545
2013	13.350274	15.030474	12.59%	545
2012	12.338136	13.350274	8.20%	545
2011	13.012002	12.338136	-5.18%	545
2010	12.047512	13.012002	8.01%	545
2009*	10.000000	12.047512	20.48%	2,069
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.817555	13.378083	13.21%	0
2016	10.424458	11.817555	13.36%	0
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.696922	33.953850	10.61%	0
2016	24.811362	30.696922	23.72%	0
2015	25.816221	24.811362	-3.89%	0
2014	24.957784	25.816221	3.44%	0
2013	18.024673	24.957784	38.46%	0
2012	15.826981	18.024673	13.89%	0
2011	15.993802	15.826981	-1.04%	0
2010	12.917443	15.993802	23.82%	0
2009	10.499785	12.917443	23.03%	0
2008	15.445658	10.499785	-32.02%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	22.156632	26.499508	19.60%	0
2016	20.156191	22.156632	9.92%	0
2015	20.259642	20.156191	-0.51%	0
2014	18.152226	20.259642	11.61%	0
2013	13.972246	18.152226	29.92%	0
2012	12.269069	13.972246	13.88%	0
2011	12.238356	12.269069	0.25%	0
2010	10.830196	12.238356	13.00%	0
2009	8.712043	10.830196	24.31%	0
2008	14.085584	8.712043	-38.15%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.332678	29.023701	19.28%	1,644
2016	22.188614	24.332678	9.66%	1,896
2015	22.355266	22.188614	-0.75%	2,193
2014	20.086572	22.355266	11.29%	0
2013	15.499025	20.086572	29.60%	0
2012	13.640792	15.499025	13.62%	14,318
2011	13.641088	13.640792	0.00%	14,318
2010	12.103302	13.641088	12.71%	14,318
2009	9.758522	12.103302	24.03%	15,636
2008	15.822529	9.758522	-38.33%	27,449

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.146994	21.730656	13.49%	0
2016	17.628754	19.146994	8.61%	0
2015	18.506642	17.628754	-4.74%	0
2014	16.577434	18.506642	11.64%	0
2013	12.540091	16.577434	32.20%	0
2012	11.381548	12.540091	10.18%	0
2011	11.462920	11.381548	-0.71%	0
2010	10.145967	11.462920	12.98%	0
2009	7.708778	10.145967	31.62%	0
2008	11.947102	7.708778	-35.48%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.331431	10.516551	1.79%	0
2016	9.636864	10.331431	7.21%	0
2015	9.891704	9.636864	-2.58%	0
2014*	10.000000	9.891704	-1.08%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	23.291426	24.423968	4.86%	3,879
2016	20.666540	23.291426	12.70%	4,174
2015	21.590392	20.666540	-4.28%	5,398
2014	21.422897	21.590392	0.78%	10,307
2013	20.398546	21.422897	5.02%	10,562
2012	18.136415	20.398546	12.47%	10,838
2011	17.565908	18.136415	3.25%	26,231
2010	15.606720	17.565908	12.55%	29,529
2009	10.401808	15.606720	50.04%	16,020
2008	14.303607	10.401808	-27.28%	19,394
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.649817	11.597931	8.90%	2,157
2016	11.330163	10.649817	-6.00%	2,001
2015	12.306242	11.330163	-7.93%	1,867
2014	12.675012	12.306242	-2.91%	1,793
2013	11.093477	12.675012	14.26%	1,974
2012	10.246859	11.093477	8.26%	1,872
2011	11.020213	10.246859	-7.02%	3,159
2010	9.910183	11.020213	11.20%	4,677
2009	8.891775	9.910183	11.45%	2,526
2008	12.848275	8.891775	-30.79%	2,435

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	15.008797	15.365334	2.38%	0
2016	14.690376	15.008797	2.17%	0
2015	14.965679	14.690376	-1.84%	0
2014	14.653208	14.965679	2.13%	0
2013	14.738931	14.653208	-0.58%	0
2012	13.651931	14.738931	7.96%	0
2011	13.565046	13.651931	0.64%	0
2010	12.705084	13.565046	6.77%	0
2009	10.720802	12.705084	18.51%	0
2008	11.751573	10.720802	-8.77%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.626504	14.932768	2.09%	4,071
2016	14.356643	14.626504	1.88%	4,336
2015	14.654477	14.356643	-2.03%	3,719
2014	14.387353	14.654477	1.86%	3,783
2013	14.512384	14.387353	-0.86%	3,817
2012	13.475945	14.512384	7.69%	5,681
2011	13.427213	13.475945	0.36%	4,980
2010	12.601811	13.427213	6.55%	8,079
2009	10.658382	12.601811	18.23%	11,744
2008	11.716643	10.658382	-9.03%	16,215
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	15.485597	17.362902	12.12%	0
2016	15.276941	15.485597	1.37%	0
2015	15.521428	15.276941	-1.58%	0
2014	14.925228	15.521428	3.99%	0
2013	13.128691	14.925228	13.68%	0
2012	11.867994	13.128691	10.62%	0
2011	12.393722	11.867994	-4.24%	0
2010	11.034696	12.393722	12.32%	0
2009	8.697102	11.034696	26.88%	0
2008	12.417435	8.697102	-29.96%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	14.314593	16.022077	11.93%	0
2016	14.145058	14.314593	1.20%	0
2015	14.383735	14.145058	-1.66%	0
2014	13.850517	14.383735	3.85%	0
2013	12.203728	13.850517	13.49%	1,518
2012	11.050547	12.203728	10.44%	1,518
2011	11.555243	11.050547	-4.37%	1,518
2010	10.304220	11.555243	12.14%	1,518
2009	8.132681	10.304220	26.70%	1,518
2008	11.625610	8.132681	-30.05%	1,518

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	13.649144	15.942612	16.80%	0
2016	13.552963	13.649144	0.71%	0
2015	13.777466	13.552963	-1.63%	0
2014	13.240139	13.777466	4.06%	0
2013	10.998506	13.240139	20.38%	0
2012	9.691455	10.998506	13.49%	0
2011	10.506944	9.691455	-7.76%	0
2010	9.190909	10.506944	14.32%	0
2009	7.033960	9.190909	30.66%	0
2008	11.148267	7.033960	-36.91%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	12.371894	14.425741	16.60%	533
2016	12.304762	12.371894	0.55%	557
2015	12.527989	12.304762	-1.78%	585
2014	12.061846	12.527989	3.86%	614
2013	10.040226	12.061846	20.14%	641
2012	8.864139	10.040226	13.27%	665
2011	9.630111	8.864139	-7.95%	690
2010	8.434980	9.630111	14.17%	721
2009	6.473913	8.434980	30.29%	746
2008	10.270890	6.473913	-36.97%	768
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	17.048954	19.502562	14.39%	0
2016	16.168125	17.048954	5.45%	0
2015	16.348065	16.168125	-1.10%	0
2014	15.091026	16.348065	8.33%	0
2013	12.833863	15.091026	17.59%	0
2012	11.346444	12.833863	13.11%	0
2011	11.983356	11.346444	-5.31%	0
2010	10.321384	11.983356	16.10%	0
2009	7.581228	10.321384	36.14%	0
2008	11.677747	7.581228	-35.08%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	17.407405	19.890373	14.26%	2,002
2016	16.535646	17.407405	5.27%	2,137
2015	16.744187	16.535646	-1.25%	2,451
2014	15.466858	16.744187	8.26%	2,636
2013	13.177345	15.466858	17.37%	4,281
2012	11.663512	13.177345	12.98%	4,641
2011	12.324296	11.663512	-5.36%	4,791
2010	10.635986	12.324296	15.87%	4,955
2009	7.814267	10.635986	36.11%	5,125
2008	12.059687	7.814267	-35.20%	5,320

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	14.973872	18.236125	21.79%	0
2016	14.808509	14.973872	1.12%	0
2015	14.877175	14.808509	-0.46%	0
2014	13.634923	14.877175	9.11%	0
2013	10.012655	13.634923	36.18%	0
2012	8.299593	10.012655	20.64%	0
2011	8.666971	8.299593	-4.24%	0
2010	7.460159	8.666971	16.18%	0
2009	5.578077	7.460159	33.74%	0
2008	9.639075	5.578077	-42.13%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	14.605561	17.750411	21.53%	22
2016	14.457932	14.605561	1.02%	52
2015	14.544046	14.457932	-0.59%	1,484
2014	13.356759	14.544046	8.89%	1,602
2013	9.818090	13.356759	36.04%	228
2012	8.162165	9.818090	20.29%	228
2011	8.530743	8.162165	-4.32%	228
2010	7.347797	8.530743	16.10%	954
2009	5.499204	7.347797	33.62%	954
2008	9.528641	5.499204	-42.29%	1,070
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.991607	19.971574	11.00%	0
2016	15.507100	17.991607	16.02%	0
2015	16.431076	15.507100	-5.62%	0
2014	15.369316	16.431076	6.91%	0
2013	12.201283	15.369316	25.96%	0
2012	10.581418	12.201283	15.31%	0
2011	10.661560	10.581418	-0.75%	0
2010	9.414347	10.661560	13.25%	0
2009	7.357803	9.414347	27.95%	0
2008	13.051181	7.357803	-43.62%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	19.144985	21.222780	10.85%	4,789
2016	16.528364	19.144985	15.83%	5,015
2015	17.540580	16.528364	-5.77%	5,797
2014	16.432395	17.540580	6.74%	6,359
2013	13.064084	16.432395	25.78%	8,349
2012	11.342512	13.064084	15.18%	11,987
2011	11.451578	11.342512	-0.95%	15,455
2010	10.126981	11.451578	13.08%	21,150
2009	7.923737	10.126981	27.81%	27,850
2008	14.081481	7.923737	-43.73%	32,632

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	10.650649	10.551924	-0.93%	0
2016	10.801277	10.650649	-1.39%	0
2015	10.973833	10.801277	-1.57%	0
2014	11.151152	10.973833	-1.59%	0
2013	11.329182	11.151152	-1.57%	0
2012	11.498267	11.329182	-1.47%	0
2011	11.671972	11.498267	-1.49%	0
2010	11.833005	11.671972	-1.36%	0
2009	11.939341	11.833005	-0.89%	0
2008	11.776824	11.939341	1.38%	17,329
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	16.888515	19.406515	14.91%	0
2016	14.802201	16.888515	14.09%	0
2015	15.405045	14.802201	-3.91%	0
2014	14.182444	15.405045	8.62%	0
2013	10.799466	14.182444	31.33%	0
2012	9.269695	10.799466	16.50%	0
2011	9.274087	9.269695	-0.05%	0
2010	8.219576	9.274087	12.83%	0
2009	6.569031	8.219576	25.13%	0
2008	11.465979	6.569031	-42.71%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	16.964815	19.467360	14.75%	8,606
2016	14.886497	16.964815	13.96%	8,837
2015	15.522609	14.886497	-4.10%	9,164
2014	14.311311	15.522609	8.46%	9,459
2013	10.914829	14.311311	31.12%	9,794
2012	9.380926	10.914829	16.35%	10,349
2011	9.405334	9.380926	-0.26%	9,704
2010	8.344275	9.405334	12.72%	10,312
2009	6.676315	8.344275	24.98%	13,916
2008	11.677927	6.676315	-42.83%	17,444
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.756808	19.604361	32.85%	0
2016	14.889837	14.756808	-0.89%	0
2015	14.135045	14.889837	5.34%	0
2014	12.919427	14.135045	9.41%	0
2013	9.639537	12.919427	34.03%	517
2012	8.552614	9.639537	12.71%	517
2011	8.679131	8.552614	-1.46%	517
2010	7.109761	8.679131	22.07%	539
2009	5.638305	7.109761	26.10%	539
2008	10.859663	5.638305	-48.08%	539

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	11.264369	14.944012	32.67%	4,230
2016	11.384424	11.264369	-1.05%	5,241
2015	10.822321	11.384424	5.19%	5,639
2014	9.907207	10.822321	9.24%	5,997
2013	7.403072	9.907207	33.83%	8,489
2012	6.576518	7.403072	12.57%	9,274
2011	6.685398	6.576518	-1.63%	18,733
2010	5.485147	6.685398	21.88%	19,526
2009	4.356142	5.485147	25.92%	23,993
2008	8.401970	4.356142	-48.15%	31,685
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	14.489852	15.266892	5.36%	0
2016	12.874430	14.489852	12.55%	0
2015	13.594362	12.874430	-5.30%	0
2014	13.668529	13.594362	-0.54%	0
2013	13.120113	13.668529	4.18%	0
2012	11.676381	13.120113	12.36%	0
2011	11.417544	11.676381	2.27%	0
2010	10.197159	11.417544	11.97%	0
2009	7.207705	10.197159	41.48%	0
2008	9.774914	7.207705	-26.26%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	15.360211	16.160101	5.21%	18
2016	13.672053	15.360211	12.35%	780
2015	14.453110	13.672053	-5.40%	967
2014	14.556492	14.453110	-0.71%	1,075
2013	13.995670	14.556492	4.01%	1,084
2012	12.480138	13.995670	12.14%	1,091
2011	12.228197	12.480138	2.06%	1,674
2010	10.932229	12.228197	11.85%	2,628
2009	7.744032	10.932229	41.17%	5,191
2008	10.513144	7.744032	-26.34%	7,607
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	17.084367	20.462271	19.77%	0
2016	15.520650	17.084367	10.08%	0
2015	15.565325	15.520650	-0.29%	0
2014	13.928269	15.565325	11.75%	0
2013	10.703477	13.928269	30.13%	733
2012	9.384348	10.703477	14.06%	733
2011	9.346063	9.384348	0.41%	733
2010	8.257396	9.346063	13.18%	765
2009	6.628150	8.257396	24.58%	765
2008	10.691951	6.628150	-38.01%	765

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	17.970610	18.429550	2.55%	0
2016	17.435319	17.970610	3.07%	0
2015	17.824927	17.435319	-2.19%	0
2014	17.117198	17.824927	4.13%	0
2013	17.710362	17.117198	-3.35%	0
2012	16.996532	17.710362	4.20%	0
2011	16.091970	16.996532	5.62%	0
2010	15.169617	16.091970	6.08%	0
2009	13.321638	15.169617	13.87%	0
2008	13.992947	13.321638	-4.80%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	56.312605	66.887140	18.78%	0
2016	51.043036	56.312605	10.32%	0
2015	52.662922	51.043036	-3.08%	0
2014	50.396549	52.662922	4.50%	0
2013	37.641221	50.396549	33.89%	0
2012	33.337285	37.641221	12.91%	0
2011	37.944960	33.337285	-12.14%	0
2010	29.961500	37.944960	26.65%	0
2009	21.746635	29.961500	37.78%	0
2008	36.535499	21.746635	-40.48%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	34.598092	41.038183	18.61%	1,582
2016	31.413583	34.598092	10.14%	3,119
2015	32.452987	31.413583	-3.20%	3,637
2014	31.104567	32.452987	4.34%	3,847
2013	23.265015	31.104567	33.70%	4,055
2012	20.638654	23.265015	12.73%	4,602
2011	23.526971	20.638654	-12.28%	6,616
2010	18.596022	23.526971	26.52%	11,651
2009	13.522758	18.596022	37.52%	18,177
2008	22.755860	13.522758	-40.57%	25,590
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.664839	16.214573	28.03%	0
2016	13.564942	12.664839	-6.64%	0
2015	13.320588	13.564942	1.83%	0
2014	14.740150	13.320588	-9.63%	0
2013	11.489545	14.740150	28.29%	0
2012	9.686950	11.489545	18.61%	0
2011	11.893243	9.686950	-18.55%	0
2010	10.696694	11.893243	11.19%	0
2009	8.597601	10.696694	24.41%	0
2008	15.565504	8.597601	-44.77%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.974863	12.759293	27.91%	49
2016	10.700344	9.974863	-6.78%	668
2015	10.527312	10.700344	1.64%	1,054
2014	11.666467	10.527312	-9.76%	1,189
2013	9.108383	11.666467	28.08%	1,316
2012	7.689753	9.108383	18.45%	1,473
2011	9.453933	7.689753	-18.66%	1,608
2010	8.515102	9.453933	11.03%	1,795
2009	6.855931	8.515102	24.20%	5,083
2008	12.433301	6.855931	-44.86%	5,267
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	19.702551	22.400246	13.69%	0
2016	17.893005	19.702551	10.11%	0
2015	18.333696	17.893005	-2.40%	0
2014	16.739307	18.333696	9.52%	0
2013	12.858907	16.739307	30.18%	0
2012	10.818104	12.858907	18.86%	0
2011	11.281298	10.818104	-4.11%	0
2010	9.737823	11.281298	15.85%	0
2009	6.952270	9.737823	40.07%	0
2008	13.214213	6.952270	-47.39%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	19.233725	21.834681	13.52%	0
2016	17.496823	19.233725	9.93%	0
2015	17.956078	17.496823	-2.56%	0
2014	16.423987	17.956078	9.33%	0
2013	12.627265	16.423987	30.07%	0
2012	10.645487	12.627265	18.62%	0
2011	11.115971	10.645487	-4.23%	0
2010	9.612804	11.115971	15.64%	0
2009	6.874582	9.612804	39.83%	0
2008	13.084096	6.874582	-47.46%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	23.742956	27.852576	17.31%	0
2016	22.038969	23.742956	7.73%	0
2015	23.103109	22.038969	-4.61%	0
2014	22.006044	23.103109	4.99%	0
2013	17.144136	22.006044	28.36%	0
2012	13.708373	17.144136	25.06%	0
2011	15.283186	13.708373	-10.30%	0
2010	12.282255	15.283186	24.43%	0
2009	7.930256	12.282255	54.88%	0
2008	16.507252	7.930256	-51.96%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	21.953368	25.726193	17.19%	0
2016	20.416344	21.953368	7.53%	487
2015	21.432120	20.416344	-4.74%	797
2014	20.448769	21.432120	4.81%	791
2013	15.962858	20.448769	28.10%	841
2012	12.767504	15.962858	25.03%	1,250
2011	14.263853	12.767504	-10.49%	1,284
2010	11.473660	14.263853	24.32%	2,715
2009	7.419688	11.473660	54.64%	3,501
2008	15.479408	7.419688	-52.07%	7,806
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.753651	14.053517	10.19%	0
2016	11.451128	12.753651	11.37%	0
2015	12.408313	11.451128	-7.71%	0
2014	12.260892	12.408313	1.20%	0
2013	10.067148	12.260892	21.79%	0
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	23.156872	27.538439	18.92%	0
2016	20.229242	23.156872	14.47%	0
2015	21.285262	20.229242	-4.96%	0
2014	19.844214	21.285262	7.26%	0
2013	15.506715	19.844214	27.97%	0
2012	14.048912	15.506715	10.38%	0
2011	13.431579	14.048912	4.60%	0
2010	11.286424	13.431579	19.01%	0
2009	9.747301	11.286424	15.79%	0
2008	13.559287	9.747301	-28.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.885972	18.293246	15.15%	0
2016	15.018693	15.885972	5.77%	0
2015	16.290627	15.018693	-7.81%	0
2014	18.578164	16.290627	-12.31%	0
2013	15.315611	18.578164	21.30%	0
2012	13.124527	15.315611	16.69%	0
2011	14.893183	13.124527	-11.88%	0
2010	13.926978	14.893183	6.94%	0
2009	10.305266	13.926978	35.14%	0
2008	17.523792	10.305266	-41.19%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.789925	20.987578	25.00%	922
2016	16.724856	16.789925	0.39%	1,868
2015	16.226051	16.724856	3.07%	3,404
2014	15.244613	16.226051	6.44%	3,414
2013	11.082178	15.244613	37.56%	3,546
2012	9.932155	11.082178	11.58%	3,995
2011	10.782362	9.932155	-7.89%	5,227
2010	9.164480	10.782362	17.65%	6,618
2009	5.622615	9.164480	62.99%	10,590
2008	11.229637	5.622615	-49.93%	11,727
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	20.912054	24.195205	15.70%	2,386
2016	18.165344	20.912054	15.12%	2,723
2015	19.679849	18.165344	-7.70%	2,779
2014	18.331584	19.679849	7.35%	3,755
2013	13.733238	18.331584	33.48%	2,797
2012	11.736042	13.733238	17.02%	5,246
2011	12.183322	11.736042	-3.67%	9,865
2010	10.701586	12.183322	13.85%	11,314
2009	8.469600	10.701586	26.35%	14,597
2008	13.407747	8.469600	-36.83%	24,470
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	16.124917	17.958229	11.37%	0
2016	14.861052	16.124917	8.50%	0
2015	16.027526	14.861052	-7.28%	0
2014	15.061222	16.027526	6.42%	0
2013	11.842260	15.061222	27.18%	0
2012	10.568177	11.842260	12.06%	0
2011	10.746456	10.568177	-1.66%	0
2010	9.968552	10.746456	7.80%	0
2009	7.896187	9.968552	26.25%	0
2008	11.487246	7.896187	-31.26%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	15.708125	17.447965	11.08%	1,824
2016	14.509113	15.708125	8.26%	1,839
2015	15.686701	14.509113	-7.51%	1,934
2014	14.781918	15.686701	6.12%	1,934
2013	11.650909	14.781918	26.87%	1,934
2012	10.422003	11.650909	11.79%	1,934
2011	10.622302	10.422003	-1.89%	1,934
2010	9.881033	10.622302	7.50%	1,934
2009	7.846153	9.881033	25.93%	2,024
2008	11.443855	7.846153	-31.44%	3,693

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	20.646696	24.934733	20.77%	13
2016	21.128695	20.646696	-2.28%	30
2015	22.049075	21.128695	-4.17%	127
2014	22.387510	22.049075	-1.51%	197
2013	19.164336	22.387510	16.82%	251
2012	16.898792	19.164336	13.41%	461
2011	18.464123	16.898792	-8.48%	572
2010	16.663187	18.464123	10.81%	799
2009	12.551951	16.663187	32.75%	1,323
2008	21.456049	12.551951	-41.50%	1,614
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	20.991578	23.738387	13.09%	0
2016	18.805565	20.991578	11.62%	0
2015	19.913568	18.805565	-5.56%	0
2014	19.378132	19.913568	2.76%	0
2013	15.287956	19.378132	26.75%	0
2012	14.003095	15.287956	9.18%	0
2011	15.199801	14.003095	-7.87%	0
2010	13.536435	15.199801	12.29%	0
2009	10.564701	13.536435	28.13%	0
2008	15.020494	10.564701	-29.66%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.756783	16.582064	20.54%	0
2016	13.875025	13.756783	-0.85%	0
2015	13.932597	13.875025	-0.41%	0
2014	13.105853	13.932597	6.31%	0
2013	9.720749	13.105853	34.82%	0
2012*	10.000000	9.720749	-2.79%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.624054	16.375220	20.19%	0
2016	13.766181	13.624054	-1.03%	0
2015	13.845782	13.766181	-0.57%	0
2014	13.065937	13.845782	5.97%	0
2013	9.720326	13.065937	34.42%	0
2012*	10.000000	9.720326	-2.80%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.452753	15.657141	16.39%	51
2016	14.031260	13.452753	-4.12%	63
2015	15.558006	14.031260	-9.81%	622
2014	16.689770	15.558006	-6.78%	635
2013	13.554536	16.689770	23.13%	648
2012	11.558890	13.554536	17.27%	547
2011	12.658677	11.558890	-8.69%	547
2010	11.837444	12.658677	6.94%	2,208
2009*	10.000000	11.837444	18.37%	3,764

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.820307	11.094857	25.79%	0
2016	7.421179	8.820307	18.85%	0
2015	9.434032	7.421179	-21.34%	0
2014*	10.000000	9.434032	-5.66%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	14.277816	17.798236	24.66%	18
2016	13.869155	14.277816	2.95%	444
2015	13.496446	13.869155	2.76%	4,423
2014	12.634581	13.496446	6.82%	4,520
2013	9.357371	12.634581	35.02%	7,006
2012	8.168370	9.357371	14.56%	7,464
2011	8.846287	8.168370	-7.66%	9,736
2010	6.957973	8.846287	27.14%	10,312
2009	5.006080	6.957973	38.99%	12,029
2008	10.510418	5.006080	-52.37%	23,994
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.896665	24.734914	24.32%	1,081
2016	18.584121	19.896665	7.06%	1,118
2015	19.300470	18.584121	-3.71%	1,334
2014	21.203454	19.300470	-8.97%	1,389
2013	15.258656	21.203454	38.96%	2,837
2012	12.826805	15.258656	18.96%	1,283
2011	14.563293	12.826805	-11.92%	1,294
2010	10.887032	14.563293	33.77%	3,853
2009	6.791010	10.887032	60.32%	5,059
2008	11.411405	6.791010	-40.49%	4,723
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.947516	27.653736	15.48%	2,852
2016	21.389249	23.947516	11.96%	2,479
2015	21.941986	21.389249	-2.52%	9,601
2014	20.234369	21.941986	8.44%	11,887
2013	15.165083	20.234369	33.43%	12,607
2012	13.299889	15.165083	14.02%	14,116
2011	13.579038	13.299889	-2.06%	16,270
2010	12.407975	13.579038	9.44%	17,721
2009	10.297754	12.407975	20.49%	23,614
2008	15.560300	10.297754	-33.82%	23,561
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.804161	19.723043	24.80%	263
2016	15.466300	15.804161	2.18%	0
2015	14.783438	15.466300	4.62%	0
2014	14.855551	14.783438	-0.49%	0
2013	11.828295	14.855551	25.59%	0
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.120059	12.757122	26.06%	1,547
2016	9.716533	10.120059	4.15%	1,533
2015*	10.000000	9.716533	-2.83%	1,542
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.062532	13.611808	4.20%	0
2016	12.539528	13.062532	4.17%	0
2015	12.850372	12.539528	-2.42%	0
2014	12.140796	12.850372	5.84%	0
2013	12.410211	12.140796	-2.17%	0
2012	11.550641	12.410211	7.44%	0
2011	11.136196	11.550641	3.72%	0
2010	10.590879	11.136196	5.15%	0
2009	9.840028	10.590879	7.63%	163
2008	11.167683	9.840028	-11.89%	281
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.658730	26.312786	6.71%	0
2016	20.845233	24.658730	18.29%	0
2015	22.168908	20.845233	-5.97%	0
2014	19.946708	22.168908	11.14%	0
2013	15.394976	19.946708	29.57%	0
2012	13.671001	15.394976	12.61%	0
2011	13.825581	13.671001	-1.12%	0
2010	12.417195	13.825581	11.34%	0
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.240492	17.365896	13.95%	0
2016	14.208866	15.240492	7.26%	0
2015	14.299178	14.208866	-0.63%	0
2014	13.840957	14.299178	3.31%	0
2013	11.409307	13.840957	21.31%	0
2012	10.020388	11.409307	13.86%	0
2011	10.089236	10.020388	-0.68%	1,742
2010	9.153218	10.089236	10.23%	2,463
2009	7.537242	9.153218	21.44%	905
2008	10.907812	7.537242	-30.90%	941
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.379622	11.557677	1.56%	126
2016	11.265560	11.379622	1.01%	155
2015	11.475254	11.265560	-1.83%	186
2014	11.108794	11.475254	3.30%	217
2013	11.587676	11.108794	-4.13%	249
2012	11.219328	11.587676	3.28%	558
2011	10.783999	11.219328	4.04%	618
2010	10.339936	10.783999	4.29%	675
2009	9.369657	10.339936	10.36%	740
2008	10.565011	9.369657	-11.31%	6,696

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.632004	20.146206	28.88%	1,321
2016	15.855794	15.632004	-1.41%	1,321
2015	15.124041	15.855794	4.84%	1,321
2014	15.092915	15.124041	0.21%	1,321
2013	11.923253	15.092915	26.58%	0
2012	9.925368	11.923253	20.13%	0
2011	11.121844	9.925368	-10.76%	0
2010	10.154988	11.121844	9.52%	1,034
2009	7.288016	10.154988	39.34%	1,518
2008	12.070327	7.288016	-39.62%	1,569
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.255186	20.442305	25.76%	0
2016	15.145964	16.255186	7.32%	0
2015	14.462710	15.145964	4.72%	0
2014	13.600737	14.462710	6.34%	0
2013	10.664096	13.600737	27.54%	0
2012	9.231445	10.664096	15.52%	0
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	1,381
2008	11.289658	6.197142	-45.11%	1,089
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.321589	17.183320	19.98%	0
2016	13.101235	14.321589	9.31%	0
2015	13.171150	13.101235	-0.53%	0
2014	12.143349	13.171150	8.46%	0
2013	9.280938	12.143349	30.84%	0
2012	8.057376	9.280938	15.19%	0
2011	8.375360	8.057376	-3.80%	0
2010	7.669690	8.375360	9.20%	0
2009	5.964017	7.669690	28.60%	0
2008	9.786217	5.964017	-39.06%	3,540
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.576371	11.110859	5.05%	0
2016	9.415036	10.576371	12.33%	0
2015	9.824287	9.415036	-4.17%	0
2014*	10.000000	9.824287	-1.76%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.010264	17.200381	22.77%	1,573
2016	12.539184	14.010264	11.73%	0
2015	12.896912	12.539184	-2.77%	0
2014	12.299836	12.896912	4.85%	0
2013	8.708625	12.299836	41.24%	0
2012	7.575239	8.708625	14.96%	0
2011	8.713869	7.575239	-13.07%	0
2010	7.674674	8.713869	13.54%	0
2009	5.098914	7.674674	50.52%	0
2008*	10.000000	5.098914	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.881031	18.537314	16.73%	0
2016	14.656493	15.881031	8.35%	0
2015	14.943210	14.656493	-1.92%	0
2014	13.730383	14.943210	8.83%	0
2013	10.055422	13.730383	36.55%	0
2012	9.165383	10.055422	9.71%	0
2011	9.620016	9.165383	-4.73%	0
2010	7.910873	9.620016	21.60%	0
2009	6.112083	7.910873	29.43%	0
2008*	10.000000	6.112083	-38.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.758195	18.354401	16.48%	0
2016	14.543528	15.758195	8.35%	0
2015	14.842112	14.543528	-2.01%	0
2014	13.648971	14.842112	8.74%	0
2013	10.011241	13.648971	36.34%	0
2012	9.134578	10.011241	9.60%	0
2011	9.596199	9.134578	-4.81%	0
2010	7.892510	9.596199	21.59%	0
2009	6.110181	7.892510	29.17%	0
2008*	10.000000	6.110181	-38.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.972949	15.293500	17.89%	0
2016	12.165795	12.972949	6.63%	0
2015	12.584344	12.165795	-3.33%	0
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.641582	13.939075	10.26%	1,066
2016	12.107042	12.641582	4.42%	1,066
2015	12.435649	12.107042	-2.64%	1,701
2014	12.117125	12.435649	2.63%	2,394
2013	10.739944	12.117125	12.82%	3,168
2012	9.827937	10.739944	9.28%	3,933
2011	10.123577	9.827937	-2.92%	0
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	27,528
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.994971	14.808819	13.96%	0
2016	12.304774	12.994971	5.61%	0
2015	12.673240	12.304774	-2.91%	0
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.788755	12.338275	4.66%	0
2016	11.451654	11.788755	2.94%	0
2015	11.723899	11.451654	-2.32%	0
2014	11.529829	11.723899	1.68%	0
2013	11.166474	11.529829	3.25%	0
2012	10.556847	11.166474	5.77%	0
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.850669	14.412127	12.15%	0
2016	12.234537	12.850669	5.04%	0
2015	12.567429	12.234537	-2.65%	0
2014	12.213602	12.567429	2.90%	0
2013	10.536222	12.213602	15.92%	0
2012	9.529175	10.536222	10.57%	0
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	0
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.933574	15.026958	16.19%	1,056
2016	12.215941	12.933574	5.87%	0
2015	12.604625	12.215941	-3.08%	0
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	0
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.447526	13.459795	8.13%	10,759
2016	11.933614	12.447526	4.31%	12,330
2015	12.258239	11.933614	-2.65%	12,972
2014	11.968960	12.258239	2.42%	13,645
2013	10.934659	11.968960	9.46%	14,318
2012	10.098600	10.934659	8.28%	22,499
2011	10.290272	10.098600	-1.86%	23,018
2010	9.591116	10.290272	7.29%	8,843
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.467850	12.808343	2.73%	0
2016	12.027027	12.467850	3.67%	0
2015	12.311261	12.027027	-2.31%	0
2014	11.909386	12.311261	3.37%	0
2013	12.338903	11.909386	-3.48%	0
2012	11.637659	12.338903	6.03%	0
2011	11.094680	11.637659	4.89%	0
2010	10.531878	11.094680	5.34%	0
2009	9.838832	10.531878	7.04%	0
2008*	10.000000	9.838832	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.182745	12.489403	2.52%	0
2016	11.790163	12.182745	3.33%	0
2015	12.088315	11.790163	-2.47%	0
2014	11.735766	12.088315	3.00%	0
2013	12.185985	11.735766	-3.69%	0
2012	11.522414	12.185985	5.76%	0
2011	11.021687	11.522414	4.54%	0
2010	10.489872	11.021687	5.07%	0
2009	9.817027	10.489872	6.85%	0
2008*	10.000000	9.817027	-1.83%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.039576	13.314864	2.11%	0
2016	12.823240	13.039576	1.69%	0
2015	13.099503	12.823240	-2.11%	0
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	0
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	5,448
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	20.434747	28.398073	38.97%	452
2016	19.321156	20.434747	5.76%	607
2015	23.440610	19.321156	-17.57%	639
2014	25.269872	23.440610	-7.24%	670
2013	25.571095	25.269872	-1.18%	662
2012	22.213620	25.571095	15.11%	693
2011	29.164691	22.213620	-23.83%	729
2010	25.569708	29.164691	14.06%	767
2009	15.933289	25.569708	60.48%	818
2008	38.490448	15.933289	-58.60%	158
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.441198	13.502404	0.46%	3,839
2016	13.558595	13.441198	-0.87%	6,482
2015	13.794073	13.558595	-1.71%	7,032
2014	13.405837	13.794073	2.90%	12,277
2013	14.199715	13.405837	-5.59%	14,525
2012	14.003120	14.199715	1.40%	14,213
2011	13.267587	14.003120	5.54%	16,597
2010	12.867972	13.267587	3.11%	29,470
2009	12.734827	12.867972	1.05%	57,185
2008	12.014407	12.734827	6.00%	71,004
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.258891	9.149552	-1.18%	8,226
2016	9.408306	9.258891	-1.59%	7,981
2015	9.561282	9.408306	-1.60%	8,875
2014	9.716749	9.561282	-1.60%	14,910
2013	9.874743	9.716749	-1.60%	15,042
2012	10.035748	9.874743	-1.60%	15,394
2011	10.198471	10.035748	-1.60%	19,578
2010	10.364286	10.198471	-1.60%	21,893
2009	10.528391	10.364286	-1.56%	30,033
2008	10.484270	10.528391	0.42%	83,685

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.259168	10.327891	25.05%	0
2016	8.340239	8.259168	-0.97%	0
2015	8.757950	8.340239	-4.77%	0
2014	8.964887	8.757950	-2.31%	0
2013	7.749583	8.964887	15.68%	0
2012	6.835126	7.749583	13.38%	0
2011	7.717855	6.835126	-11.44%	0
2010	6.940738	7.717855	11.20%	0
2009	5.448853	6.940738	27.38%	3,909
2008*	10.000000	5.448853	-45.51%	222
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.694678	22.952210	16.54%	9,544
2016	18.283011	19.694678	7.72%	9,544
2015	18.767633	18.283011	-2.58%	9,676
2014	18.167104	18.767633	3.31%	9,900
2013	14.509055	18.167104	25.21%	9,900
2012	12.722261	14.509055	14.04%	11,342
2011	13.457800	12.722261	-5.47%	56,346
2010	11.931093	13.457800	12.80%	65,504
2009	9.531890	11.931093	25.17%	76,835
2008	15.338280	9.531890	-37.86%	63,728
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.692285	17.160723	9.36%	0
2016	15.001263	15.692285	4.61%	0
2015	15.271717	15.001263	-1.77%	0
2014	14.839596	15.271717	2.91%	0
2013	13.296005	14.839596	11.61%	0
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.102804	20.451985	12.98%	0
2016	17.074860	18.102804	6.02%	0
2015	17.445293	17.074860	-2.12%	0
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.793942	14.345191	4.00%	1,663
2016	13.444386	13.793942	2.60%	2,322
2015	13.626922	13.444386	-1.34%	2,352
2014	13.329920	13.626922	2.23%	15,984
2013	12.922290	13.329920	3.15%	27,622
2012	12.486660	12.922290	3.49%	29,154
2011	12.327918	12.486660	1.29%	31,733
2010	11.831165	12.327918	4.20%	38,933
2009	11.022213	11.831165	7.34%	43,639
2008	11.919343	11.022213	-7.53%	70,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.309789	19.235534	11.13%	135,606
2016	16.417755	17.309789	5.43%	145,224
2015	16.740755	16.417755	-1.93%	159,571
2014	16.174912	16.740755	3.50%	181,451
2013	14.094339	16.174912	14.76%	197,908
2012	12.926439	14.094339	9.03%	202,427
2011	13.141492	12.926439	-1.64%	212,518
2010	12.040966	13.141492	9.14%	326,125
2009	10.271290	12.040966	17.23%	436,635
2008	13.590967	10.271290	-24.43%	530,835
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.827066	21.616715	14.82%	35,097
2016	17.636502	18.827066	6.75%	41,509
2015	18.055054	17.636502	-2.32%	49,336
2014	17.482041	18.055054	3.28%	49,299
2013	14.517551	17.482041	20.42%	51,361
2012	12.969519	14.517551	11.94%	59,557
2011	13.466358	12.969519	-3.69%	61,266
2010	12.128575	13.466358	11.03%	88,011
2009	9.908789	12.128575	22.40%	101,657
2008	14.677574	9.908789	-32.49%	154,469
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.801927	16.982140	7.47%	41,520
2016	15.191782	15.801927	4.02%	44,323
2015	15.443522	15.191782	-1.63%	45,730
2014	14.984455	15.443522	3.06%	52,913
2013	13.781707	14.984455	8.73%	61,984
2012	12.964038	13.781707	6.31%	62,838
2011	12.908139	12.964038	0.43%	61,946
2010	12.088439	12.908139	6.78%	87,302
2009	10.723499	12.088439	12.73%	100,922
2008	12.827759	10.723499	-16.40%	115,170

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.602136	29.569217	25.28%	0
2016	23.144166	23.602136	1.98%	0
2015	22.380650	23.144166	3.41%	0
2014	20.904961	22.380650	7.06%	0
2013	15.540760	20.904961	34.52%	0
2012	13.307463	15.540760	16.78%	0
2011	13.832370	13.307463	-3.79%	0
2010	12.920205	13.832370	7.06%	0
2009*	10.000000	12.920205	29.20%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.135026	28.928376	25.04%	14,094
2016	22.753747	23.135026	1.68%	15,461
2015	22.059889	22.753747	3.15%	20,619
2014	20.650430	22.059889	6.83%	20,917
2013	15.398590	20.650430	34.11%	23,868
2012	13.215069	15.398590	16.52%	25,019
2011	13.773149	13.215069	-4.05%	28,896
2010	12.898447	13.773149	6.78%	33,567
2009*	10.000000	12.898447	28.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	29.222177	33.293421	13.93%	0
2016	24.687111	29.222177	18.37%	0
2015	25.740875	24.687111	-4.09%	0
2014	23.907277	25.740875	7.67%	0
2013	18.260945	23.907277	30.92%	0
2012	15.798134	18.260945	15.59%	0
2011	16.473646	15.798134	-4.10%	0
2010	13.265494	16.473646	24.18%	0
2009	9.857868	13.265494	34.57%	0
2008	15.767986	9.857868	-37.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	27.036768	30.749072	13.73%	6,719
2016	22.893400	27.036768	18.10%	7,090
2015	23.928951	22.893400	-4.33%	7,348
2014	22.274181	23.928951	7.43%	7,609
2013	17.044438	22.274181	30.68%	7,776
2012	14.770588	17.044438	15.39%	8,275
2011	15.423366	14.770588	-4.23%	9,476
2010	12.452912	15.423366	23.85%	12,603
2009	9.271291	12.452912	34.32%	19,501
2008	14.865091	9.271291	-37.63%	22,828

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.966622	12.312129	23.53%	0
2016	10.384934	9.966622	-4.03%	0
2015	10.623347	10.384934	-2.24%	0
2014	10.944064	10.623347	-2.93%	0
2013	9.185849	10.944064	19.14%	0
2012	8.081307	9.185849	13.67%	0
2011	9.086965	8.081307	-11.07%	0
2010	8.114390	9.086965	11.99%	0
2009	6.058679	8.114390	33.93%	0
2008*	10.000000	6.058679	-39.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.708069	10.533642	20.96%	0
2016	8.409829	8.708069	3.55%	0
2015	9.007739	8.409829	-6.64%	0
2014*	10.000000	9.007739	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.651307	10.431762	20.58%	0
2016	8.374444	8.651307	3.31%	0
2015	8.991291	8.374444	-6.86%	0
2014*	10.000000	8.991291	-10.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.444342	18.460919	27.81%	0
2016	14.392141	14.444342	0.36%	0
2015	14.182311	14.392141	1.48%	0
2014	13.085001	14.182311	8.39%	0
2013	9.893093	13.085001	32.26%	0
2012	8.657050	9.893093	14.28%	0
2011	9.091405	8.657050	-4.78%	0
2010	8.009068	9.091405	13.51%	0
2009	6.292346	8.009068	27.28%	0
2008*	10.000000	6.292346	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.607626	16.439012	12.54%	15,271
2016	12.791946	14.607626	14.19%	17,674
2015	13.462609	12.791946	-4.98%	19,241
2014	12.410294	13.462609	8.48%	27,062
2013	9.340331	12.410294	32.87%	28,599
2012	8.072481	9.340331	15.71%	33,354
2011	8.735710	8.072481	-7.59%	39,064
2010	7.874053	8.735710	10.94%	45,526
2009	6.280491	7.874053	25.37%	56,925
2008*	10.000000	6.280491	-37.20%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.541635	18.248063	25.49%	0
2016	13.933674	14.541635	4.36%	0
2015	14.209370	13.933674	-1.94%	0
2014	13.922552	14.209370	2.06%	0
2013	10.207959	13.922552	36.39%	0
2012	9.049132	10.207959	12.81%	0
2011	9.624361	9.049132	-5.98%	0
2010	7.733736	9.624361	24.45%	0
2009	6.202867	7.733736	24.68%	144
2008*	10.000000	6.202867	-37.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.899743	21.172012	12.02%	1,559
2016	16.332646	18.899743	15.72%	1,070
2015	17.091435	16.332646	-4.44%	0
2014	14.843036	17.091435	15.15%	0
2013	11.117741	14.843036	33.51%	0
2012	9.711509	11.117741	14.48%	0
2011	10.103648	9.711509	-3.88%	0
2010	8.582814	10.103648	17.72%	0
2009	6.685366	8.582814	28.38%	0
2008*	10.000000	6.685366	-33.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.044431	19.679796	22.66%	445
2016	15.088727	16.044431	6.33%	825
2015	15.253302	15.088727	-1.08%	937
2014	15.117620	15.253302	0.90%	1,024
2013	10.672632	15.117620	41.65%	3,116
2012	9.590852	10.672632	11.28%	3,325
2011	9.831145	9.590852	-2.44%	3,368
2010	7.986016	9.831145	23.10%	3,593
2009	6.381079	7.986016	25.15%	2,968
2008	12.129851	6.381079	-47.39%	3,567
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	27.873891	29.915159	7.32%	0
2016	22.492827	27.873891	23.92%	0
2015	24.323493	22.492827	-7.53%	0
2014	23.097102	24.323493	5.31%	0
2013	16.718196	23.097102	38.16%	0
2012	14.106511	16.718196	18.51%	0
2011	15.101149	14.106511	-6.59%	0
2010	12.121575	15.101149	24.58%	0
2009	9.760076	12.121575	24.20%	0
2008	14.619589	9.760076	-33.24%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	24.980480	26.733612	7.02%	1,576
2016	20.209114	24.980480	23.61%	2,002
2015	21.916142	20.209114	-7.79%	1,515
2014	20.861193	21.916142	5.06%	1,794
2013	15.140417	20.861193	37.78%	1,970
2012	12.790132	15.140417	18.38%	2,280
2011	13.747380	12.790132	-6.96%	4,091
2010	11.046280	13.747380	24.45%	4,369
2009	8.919344	11.046280	23.85%	14,496
2008	13.389464	8.919344	-33.39%	14,008
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	27.583063	30.803939	11.68%	0
2016	22.819960	27.583063	20.87%	0
2015	23.576577	22.819960	-3.21%	0
2014	23.766233	23.576577	-0.80%	0
2013	17.140721	23.766233	38.65%	0
2012	15.081972	17.140721	13.65%	0
2011	16.228900	15.081972	-7.07%	0
2010	13.160391	16.228900	23.32%	0
2009	9.928868	13.160391	32.55%	0
2008	16.324975	9.928868	-39.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	27.277431	30.385196	11.39%	17
2016	22.620265	27.277431	20.59%	643
2015	23.432175	22.620265	-3.46%	751
2014	23.681560	23.432175	-1.05%	820
2013	17.122909	23.681560	38.30%	914
2012	15.102379	17.122909	13.38%	1,033
2011	16.292962	15.102379	-7.31%	1,134
2010	13.248310	16.292962	22.98%	2,191
2009	10.015447	13.248310	32.28%	2,489
2008	16.511519	10.015447	-39.34%	3,274
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	15.175331	17.956478	18.33%	0
2016	13.873403	15.175331	9.38%	0
2015	14.006292	13.873403	-0.95%	0
2014	12.729827	14.006292	10.03%	0
2013	9.891219	12.729827	28.70%	589
2012	8.829739	9.891219	12.02%	589
2011	8.939218	8.829739	-1.22%	589
2010	8.023497	8.939218	11.41%	589
2009	6.494259	8.023497	23.55%	894
2008	11.303668	6.494259	-42.55%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.597376	14.202418	4.45%	0
2016	12.892526	13.597376	5.47%	0
2015	13.888310	12.892526	-7.17%	0
2014	10.974612	13.888310	26.55%	0
2013	10.859827	10.974612	1.06%	749
2012	9.548921	10.859827	13.73%	749
2011	9.142631	9.548921	4.44%	749
2010	7.156887	9.142631	27.75%	749
2009	5.572806	7.156887	28.43%	4,353
2008*	10.000000	5.572806	-44.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.221076	10.216813	-0.04%	0
2016	10.134303	10.221076	0.86%	0
2015	10.334346	10.134303	-1.94%	0
2014	10.450771	10.334346	-1.11%	0
2013	10.609527	10.450771	-1.50%	0
2012	10.415485	10.609527	1.86%	0
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	0
2008*	10.000000	9.836967	-1.63%	3,319
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.747984	16.602115	20.76%	0
2016	13.816837	13.747984	-0.50%	0
2015	14.611837	13.816837	-5.44%	0
2014	16.166548	14.611837	-9.62%	0
2013	13.680366	16.166548	18.17%	0
2012	11.628298	13.680366	17.65%	0
2011	13.493927	11.628298	-13.83%	0
2010	12.894893	13.493927	4.65%	0
2009*	10.000000	12.894893	28.95%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.197437	24.703525	16.54%	0
2016	19.607452	21.197437	8.11%	0
2015	20.019094	19.607452	-2.06%	0
2014	18.431106	20.019094	8.62%	0
2013	13.612073	18.431106	35.40%	0
2012	12.465294	13.612073	9.20%	0
2011	13.070198	12.465294	-4.63%	0
2010	10.811558	13.070198	20.89%	0
2009	8.360084	10.811558	29.32%	0
2008	14.030202	8.360084	-40.41%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	22.420023	30.151712	34.49%	0
2016	22.764930	22.420023	-1.52%	0
2015	22.257270	22.764930	2.28%	0
2014	22.112330	22.257270	0.66%	0
2013	17.651607	22.112330	25.27%	0
2012	14.793433	17.651607	19.32%	0
2011	16.392550	14.793433	-9.76%	0
2010	14.365426	16.392550	14.11%	0
2009	10.444889	14.365426	37.54%	0
2008	17.747472	10.444889	-41.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	21.601746	28.977792	34.15%	1,186
2016	21.986572	21.601746	-1.75%	2,186
2015	21.552600	21.986572	2.01%	6,653
2014	21.461801	21.552600	0.42%	6,046
2013	17.174930	21.461801	24.96%	4,208
2012	14.431346	17.174930	19.01%	4,569
2011	16.032710	14.431346	-9.99%	4,737
2010	14.081912	16.032710	13.85%	6,455
2009	10.269421	14.081912	37.12%	7,716
2008	17.490969	10.269421	-41.29%	10,011
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.176541	10.642292	4.58%	0
2016	9.707376	10.176541	4.83%	0
2015	10.093391	9.707376	-3.82%	0
2014	9.974364	10.093391	1.19%	0
2013	10.149985	9.974364	-1.73%	0
2012*	10.000000	10.149985	1.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	17.882152	18.659050	4.34%	4,729
2016	17.100749	17.882152	4.57%	5,558
2015	17.822951	17.100749	-4.05%	11,488
2014	17.672453	17.822951	0.85%	11,791
2013	18.025979	17.672453	-1.96%	12,112
2012	16.190780	18.025979	11.33%	13,629
2011	16.347261	16.190780	-0.96%	13,963
2010	14.474712	16.347261	12.94%	14,538
2009	12.423158	14.474712	16.51%	19,488
2008	14.763757	12.423158	-15.85%	25,982
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.756554	10.895617	24.43%	0
2016	9.146919	8.756554	-4.27%	0
2015	9.015644	9.146919	1.46%	0
2014*	10.000000	9.015644	-9.84%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.934341	22.879639	14.77%	2,593
2016	18.201135	19.934341	9.52%	3,647
2015	17.939727	18.201135	1.46%	10,688
2014	16.513888	17.939727	8.63%	10,894
2013	12.768157	16.513888	29.34%	11,103
2012	11.127959	12.768157	14.74%	12,203
2011	11.344210	11.127959	-1.91%	16,556
2010	9.953352	11.344210	13.97%	22,453
2009	7.902862	9.953352	25.95%	45,502
2008	13.086272	7.902862	-39.61%	54,724
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	30.478931	34.238558	12.34%	0
2016	26.236578	30.478931	16.17%	0
2015	28.334759	26.236578	-7.40%	0
2014	25.725509	28.334759	10.14%	0
2013	18.539414	25.725509	38.76%	0
2012	15.969146	18.539414	16.10%	0
2011	16.595454	15.969146	-3.77%	0
2010	13.666301	16.595454	21.43%	0
2009	10.123178	13.666301	35.00%	0
2008	16.548182	10.123178	-38.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	17.406736	19.511743	12.09%	0
2016	15.032419	17.406736	15.79%	0
2015	16.268221	15.032419	-7.60%	0
2014	14.807041	16.268221	9.87%	0
2013	10.700697	14.807041	38.37%	0
2012	9.242007	10.700697	15.78%	0
2011	9.621252	9.242007	-3.94%	0
2010	7.945615	9.621252	21.09%	0
2009	5.899079	7.945615	34.69%	0
2008	9.670240	5.899079	-39.00%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.361826	11.193727	8.03%	0
2016	9.300913	10.361826	11.41%	0
2015	9.681128	9.300913	-3.93%	0
2014*	10.000000	9.681128	-3.19%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.824681	11.795411	8.97%	0
2016	10.689839	10.824681	1.26%	0
2015	11.703429	10.689839	-8.66%	0
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	0
2009*	10.000000	10.848770	8.49%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.191469	11.150787	-0.36%	0
2016	11.226438	11.191469	-0.31%	0
2015	11.385207	11.226438	-1.39%	0
2014	11.484399	11.385207	-0.86%	0
2013	11.698304	11.484399	-1.83%	0
2012	11.242559	11.698304	4.05%	0
2011	11.310867	11.242559	-0.60%	0
2010	10.928078	11.310867	3.50%	0
2009*	10.000000	10.928078	9.28%	2,241
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.241523	12.42%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.327097	13.302903	28.82%	0
2016*	10.000000	10.327097	3.27%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.609259	16.951878	24.56%	0
2016	14.177772	13.609259	-4.01%	0
2015	14.388157	14.177772	-1.46%	0
2014	15.685257	14.388157	-8.27%	0
2013	12.446386	15.685257	26.02%	0
2012	10.375331	12.446386	19.96%	0
2011	12.693335	10.375331	-18.26%	0
2010	11.724115	12.693335	8.27%	0
2009	9.559834	11.724115	22.64%	0
2008	17.334171	9.559834	-44.85%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	25.319507	26.876782	6.15%	0
2016	20.181435	25.319507	25.46%	0
2015	21.417534	20.181435	-5.77%	0
2014	21.043173	21.417534	1.78%	0
2013	15.318056	21.043173	37.37%	0
2012	13.250510	15.318056	15.60%	0
2011	14.133584	13.250510	-6.25%	0
2010	11.400843	14.133584	23.97%	0
2009	8.808660	11.400843	29.43%	0
2008	14.763188	8.808660	-40.33%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.637256	7.367245	-3.54%	0
2016	5.411695	7.637256	41.13%	0
2015	8.286172	5.411695	-34.69%	0
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.790347	7.535888	-3.27%	0
2016	5.508765	7.790347	41.42%	0
2015	8.412079	5.508765	-34.51%	0
2014	10.567866	8.412079	-20.40%	0
2013	9.716203	10.567866	8.77%	0
2012*	10.000000	9.716203	-2.84%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.478369	29.078072	23.85%	1,172
2016	22.143667	23.478369	6.03%	807
2015	23.171692	22.143667	-4.44%	807
2014	23.999159	23.171692	-3.45%	0
2013	16.234487	23.999159	47.83%	0
2012	15.295201	16.234487	6.14%	0
2011	16.292339	15.295201	-6.12%	0
2010	13.060414	16.292339	24.75%	0
2009*	10.000000	13.060414	30.60%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	19.869952	23.177552	16.65%	460
2016	18.188811	19.869952	9.24%	1,058
2015	18.233822	18.188811	-0.25%	1,064
2014	16.963730	18.233822	7.49%	1,071
2013	12.815122	16.963730	32.37%	1,290
2012	11.114046	12.815122	15.31%	1,296
2011	10.653417	11.114046	4.32%	1,296
2010	9.602962	10.653417	10.94%	3,872
2009	8.113132	9.602962	18.36%	4,102
2008	13.910158	8.113132	-41.67%	4,102
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	15.588789	19.179981	23.04%	131
2016	15.977140	15.588789	-2.43%	131
2015	15.864231	15.977140	0.71%	131
2014	17.244558	15.864231	-8.00%	131
2013	14.286529	17.244558	20.71%	131
2012	12.721076	14.286529	12.31%	131
2011	16.055055	12.721076	-20.77%	131
2010	15.651288	16.055055	2.58%	508
2009	11.844378	15.651288	32.14%	508
2008	25.779761	11.844378	-54.06%	508
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	18.287095	23.683144	29.51%	0
2016	18.165373	18.287095	0.67%	636
2015	16.661510	18.165373	9.03%	636
2014	14.881441	16.661510	11.96%	636
2013	11.044605	14.881441	34.74%	636
2012	9.671074	11.044605	14.20%	636
2011	10.165693	9.671074	-5.34%	636
2010	9.410902	10.165693	8.02%	636
2009	6.979115	9.410902	34.84%	636
2008	11.792178	6.979115	-40.82%	636
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	32.847839	36.458908	10.99%	0
2016	26.762300	32.847839	22.74%	0
2015	28.854321	26.762300	-7.25%	0
2014	26.929310	28.854321	7.15%	57
2013	19.893806	26.929310	35.37%	59
2012	17.074753	19.893806	16.51%	67
2011	18.998785	17.074753	-10.13%	139
2010	15.259760	18.998785	24.50%	146
2009	10.876224	15.259760	40.30%	168
2008	17.211826	10.876224	-36.81%	831

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.943288	16.712206	11.84%	0
2016	14.636371	14.943288	2.10%	0
2015	15.032422	14.636371	-2.63%	0
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	302
2012	12.321456	13.325434	8.15%	302
2011	13.000998	12.321456	-5.23%	302
2010	12.043434	13.000998	7.95%	0
2009*	10.000000	12.043434	20.43%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.470345	33.686157	10.55%	0
2016	24.640715	30.470345	23.66%	0
2015	25.651696	24.640715	-3.94%	0
2014	24.811343	25.651696	3.39%	0
2013	17.928015	24.811343	38.39%	0
2012	15.750130	17.928015	13.83%	0
2011	15.924217	15.750130	-1.09%	0
2010	12.867773	15.924217	23.75%	0
2009	10.464723	12.867773	22.96%	0
2008	15.401925	10.464723	-32.06%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	21.993160	26.290663	19.54%	0
2016	20.017629	21.993160	9.87%	0
2015	20.130590	20.017629	-0.56%	0
2014	18.045755	20.130590	11.55%	0
2013	13.897358	18.045755	29.85%	0
2012	12.209524	13.897358	13.82%	0
2011	12.185136	12.209524	0.20%	0
2010	10.788578	12.185136	12.94%	0
2009	8.682966	10.788578	24.25%	0
2008	14.045732	8.682966	-38.18%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.164273	28.808238	19.22%	0
2016	22.046211	24.164273	9.61%	0
2015	22.223089	22.046211	-0.80%	0
2014	19.977957	22.223089	11.24%	0
2013	15.423057	19.977957	29.53%	0
2012	13.580855	15.423057	13.56%	0
2011	13.588038	13.580855	-0.05%	0
2010	12.062365	13.588038	12.65%	0
2009	9.730447	12.062365	23.97%	0
2008	15.785039	9.730447	-38.36%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	19.005674	21.559336	13.44%	0
2016	17.507508	19.005674	8.56%	0
2015	18.388712	17.507508	-4.79%	0
2014	16.480168	18.388712	11.58%	0
2013	12.472837	16.480168	32.13%	0
2012	11.326270	12.472837	10.12%	0
2011	11.413033	11.326270	-0.76%	0
2010	10.106943	11.413033	12.92%	0
2009	7.683034	10.106943	31.55%	0
2008	11.913267	7.683034	-35.51%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.317425	10.496970	1.74%	0
2016	9.628675	10.317425	7.15%	0
2015	9.888323	9.628675	-2.63%	0
2014*	10.000000	9.888323	-1.12%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	23.116041	24.227789	4.81%	269
2016	20.521309	23.116041	12.64%	273
2015	21.449582	20.521309	-4.33%	562
2014	21.293995	21.449582	0.73%	589
2013	20.286129	21.293995	4.97%	616
2012	18.045651	20.286129	12.42%	644
2011	17.486858	18.045651	3.20%	671
2010	15.544383	17.486858	12.50%	775
2009	10.365529	15.544383	49.96%	694
2008	14.260975	10.365529	-27.32%	318
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.570725	11.505956	8.85%	0
2016	11.251727	10.570725	-6.05%	621
2015	12.227258	11.251727	-7.98%	621
2014	12.600071	12.227258	-2.96%	621
2013	11.033489	12.600071	14.20%	1,350
2012	10.196634	11.033489	8.21%	1,350
2011	10.971775	10.196634	-7.06%	1,350
2010	9.871638	10.971775	11.14%	1,350
2009	8.861682	9.871638	11.40%	621
2008	12.811325	8.861682	-30.83%	621

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	14.898017	15.244190	2.32%	0
2016	14.589339	14.898017	2.12%	0
2015	14.870317	14.589339	-1.89%	0
2014	14.567231	14.870317	2.08%	0
2013	14.659895	14.567231	-0.63%	0
2012	13.585649	14.659895	7.91%	0
2011	13.506033	13.585649	0.59%	0
2010	12.656233	13.506033	6.71%	0
2009	10.685017	12.656233	18.45%	0
2008	11.718292	10.685017	-8.82%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.517921	14.814403	2.04%	119
2016	14.257279	14.517921	1.83%	119
2015	14.560458	14.257279	-2.08%	119
2014	14.302316	14.560458	1.80%	119
2013	14.433933	14.302316	-0.91%	119
2012	13.409932	14.433933	7.64%	119
2011	13.368212	13.409932	0.31%	119
2010	12.552816	13.368212	6.50%	354
2009	10.622331	12.552816	18.17%	699
2008	11.682938	10.622331	-9.08%	789
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	15.347307	17.199126	12.07%	0
2016	15.148197	15.347307	1.31%	0
2015	15.398436	15.148197	-1.63%	0
2014	14.814482	15.398436	3.94%	0
2013	13.037892	14.814482	13.63%	0
2012	11.791913	13.037892	10.57%	0
2011	12.320527	11.791913	-4.29%	0
2010	10.975080	12.320527	12.26%	0
2009	8.654504	10.975080	26.81%	0
2008	12.362903	8.654504	-30.00%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	14.193854	15.878897	11.87%	0
2016	14.032850	14.193854	1.15%	0
2015	14.276894	14.032850	-1.71%	0
2014	13.754629	14.276894	3.80%	0
2013	12.125397	13.754629	13.44%	0
2012	10.985216	12.125397	10.38%	0
2011	11.492764	10.985216	-4.42%	0
2010	10.253707	11.492764	12.08%	0
2009	8.096930	10.253707	26.64%	0
2008	11.580393	8.096930	-30.08%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	13.527157	15.792129	16.74%	0
2016	13.438644	13.527157	0.66%	0
2015	13.668209	13.438644	-1.68%	0
2014	13.141822	13.668209	4.01%	0
2013	10.922370	13.141822	20.32%	0
2012	9.629282	10.922370	13.43%	0
2011	10.444849	9.629282	-7.81%	0
2010	9.141241	10.444849	14.26%	0
2009	6.999502	9.141241	30.60%	0
2008	11.099301	6.999502	-36.94%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	12.267472	14.296747	16.54%	0
2016	12.207104	12.267472	0.49%	0
2015	12.434887	12.207104	-1.83%	0
2014	11.978290	12.434887	3.81%	0
2013	9.975747	11.978290	20.07%	0
2012	8.811707	9.975747	13.21%	0
2011	9.578008	8.811707	-8.00%	0
2010	8.393594	9.578008	14.11%	0
2009	6.445433	8.393594	30.23%	0
2008	10.230934	6.445433	-37.00%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	16.896604	19.318496	14.33%	0
2016	16.031767	16.896604	5.39%	0
2015	16.218429	16.031767	-1.15%	0
2014	14.978967	16.218429	8.27%	0
2013	12.745035	14.978967	17.53%	0
2012	11.273642	12.745035	13.05%	0
2011	11.912517	11.273642	-5.36%	0
2010	10.265587	11.912517	16.04%	0
2009	7.544068	10.265587	36.07%	0
2008	11.626422	7.544068	-35.11%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	17.260676	19.712730	14.21%	0
2016	16.404576	17.260676	5.22%	0
2015	16.619918	16.404576	-1.30%	0
2014	15.359859	16.619918	8.20%	0
2013	13.092838	15.359859	17.31%	0
2012	11.594618	13.092838	12.92%	0
2011	12.257719	11.594618	-5.41%	0
2010	10.583902	12.257719	15.81%	0
2009	7.779954	10.583902	36.04%	0
2008	12.012843	7.779954	-35.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	14.850739	18.077011	21.72%	0
2016	14.694184	14.850739	1.07%	0
2015	14.769835	14.694184	-0.51%	0
2014	13.543427	14.769835	9.06%	0
2013	9.950508	13.543427	36.11%	0
2012	8.252279	9.950508	20.58%	0
2011	8.621926	8.252279	-4.29%	0
2010	7.425142	8.621926	16.12%	0
2009	5.554717	7.425142	33.67%	0
2008	9.603602	5.554717	-42.16%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	14.485498	17.595569	21.47%	0
2016	14.346352	14.485498	0.97%	0
2015	14.439138	14.346352	-0.64%	0
2014	13.267156	14.439138	8.83%	0
2013	9.757175	13.267156	35.97%	0
2012	8.115656	9.757175	20.23%	0
2011	8.486437	8.115656	-4.37%	0
2010	7.313345	8.486437	16.04%	0
2009	5.476201	7.313345	33.55%	619
2008	9.493620	5.476201	-42.32%	627
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.830757	19.782994	10.95%	0
2016	15.376257	17.830757	15.96%	0
2015	16.300724	15.376257	-5.67%	0
2014	15.255134	16.300724	6.85%	0
2013	12.116793	15.255134	25.90%	0
2012	10.513495	12.116793	15.25%	0
2011	10.598506	10.513495	-0.80%	0
2010	9.363430	10.598506	13.19%	0
2009	7.321721	9.363430	27.89%	0
2008	12.993807	7.321721	-43.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	18.983539	21.033155	10.80%	5,016
2016	16.397293	18.983539	15.77%	5,025
2015	17.410345	16.397293	-5.82%	5,033
2014	16.318682	17.410345	6.69%	5,043
2013	12.980270	16.318682	25.72%	6,728
2012	11.275479	12.980270	15.12%	6,737
2011	11.389670	11.275479	-1.00%	6,837
2010	10.077348	11.389670	13.02%	8,671
2009	7.888917	10.077348	27.74%	9,951
2008	14.026737	7.888917	-43.76%	9,989

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	10.555455	10.452315	-0.98%	0
2016	10.710162	10.555455	-1.44%	0
2015	10.886781	10.710162	-1.62%	0
2014	11.068319	10.886781	-1.64%	0
2013	11.250739	11.068319	-1.62%	0
2012	11.424473	11.250739	-1.52%	0
2011	11.602941	11.424473	-1.54%	0
2010	11.768999	11.602941	-1.41%	0
2009	11.880797	11.768999	-0.94%	0
2008	11.725036	11.880797	1.33%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	16.737588	19.223355	14.85%	0
2016	14.677343	16.737588	14.04%	0
2015	15.282870	14.677343	-3.96%	0
2014	14.077127	15.282870	8.57%	0
2013	10.724715	14.077127	31.26%	0
2012	9.210217	10.724715	16.44%	0
2011	9.219252	9.210217	-0.10%	0
2010	8.175126	9.219252	12.77%	0
2009	6.536837	8.175126	25.06%	0
2008	11.415620	6.536837	-42.74%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	16.821699	19.293355	14.69%	0
2016	14.768398	16.821699	13.90%	0
2015	15.407290	14.768398	-4.15%	0
2014	14.212217	15.407290	8.41%	0
2013	10.844764	14.212217	31.05%	0
2012	9.325453	10.844764	16.29%	0
2011	9.354469	9.325453	-0.31%	0
2010	8.303362	9.354469	12.66%	0
2009	6.646955	8.303362	24.92%	0
2008	11.632514	6.646955	-42.86%	1,342
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.624925	19.419324	32.78%	1,337
2016	14.764255	14.624925	-0.94%	1,337
2015	14.022960	14.764255	5.29%	1,183
2014	12.823494	14.022960	9.35%	1,183
2013	9.572808	12.823494	33.96%	1,183
2012	8.497728	9.572808	12.65%	1,183
2011	8.627808	8.497728	-1.51%	1,183
2010	7.071305	8.627808	22.01%	1,183
2009	5.610664	7.071305	26.03%	1,183
2008	10.811934	5.610664	-48.11%	1,183

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	11.169327	14.810439	32.60%	1,466
2016	11.294090	11.169327	-1.10%	1,923
2015	10.741909	11.294090	5.14%	2,037
2014	9.838603	10.741909	9.18%	2,368
2013	7.355541	9.838603	33.76%	2,769
2012	6.537624	7.355541	12.51%	2,813
2011	6.649238	6.537624	-1.68%	5,200
2010	5.458254	6.649238	21.82%	9,583
2009	4.336982	5.458254	25.85%	10,137
2008	8.369276	4.336982	-48.18%	10,149
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	14.360406	15.122845	5.31%	0
2016	12.765869	14.360406	12.49%	0
2015	13.486596	12.765869	-5.34%	0
2014	13.567068	13.486596	-0.59%	0
2013	13.029345	13.567068	4.13%	0
2012	11.601519	13.029345	12.31%	0
2011	11.350091	11.601519	2.22%	0
2010	10.142055	11.350091	11.91%	0
2009	7.172398	10.142055	41.40%	0
2008	9.731991	7.172398	-26.30%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	15.230704	16.015734	5.15%	151
2016	13.563640	15.230704	12.29%	158
2015	14.345792	13.563640	-5.45%	165
2014	14.455759	14.345792	-0.76%	174
2013	13.905879	14.455759	3.95%	182
2012	12.406392	13.905879	12.09%	190
2011	12.162105	12.406392	2.01%	227
2010	10.878669	12.162105	11.80%	1,013
2009	7.710007	10.878669	41.10%	1,060
2008	10.472273	7.710007	-26.38%	1,415
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	16.931697	20.269145	19.71%	1,909
2016	15.389736	16.931697	10.02%	2,295
2015	15.441881	15.389736	-0.34%	2,247
2014	13.824834	15.441881	11.70%	2,332
2013	10.629384	13.824834	30.06%	2,332
2012	9.324133	10.629384	14.00%	2,332
2011	9.290808	9.324133	0.36%	4,077
2010	8.212742	9.290808	13.13%	4,077
2009	6.595659	8.212742	24.52%	4,077
2008	10.644960	6.595659	-38.04%	4,077

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	17.810035	18.255623	2.50%	0
2016	17.288275	17.810035	3.02%	0
2015	17.683595	17.288275	-2.24%	0
2014	16.990118	17.683595	4.08%	0
2013	17.587819	16.990118	-3.40%	0
2012	16.887536	17.587819	4.15%	0
2011	15.996889	16.887536	5.57%	13
2010	15.087652	15.996889	6.03%	14
2009	13.256396	15.087652	13.81%	14
2008	13.931494	13.256396	-4.85%	15
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	55.809568	66.256077	18.72%	329
2016	50.612711	55.809568	10.27%	329
2015	52.245496	50.612711	-3.13%	329
2014	50.022511	52.245496	4.44%	329
2013	37.380826	50.022511	33.82%	329
2012	33.123535	37.380826	12.85%	329
2011	37.720807	33.123535	-12.19%	329
2010	29.799630	37.720807	26.58%	329
2009	21.640130	29.799630	37.71%	329
2008	36.375091	21.640130	-40.51%	329
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	34.306182	40.671342	18.55%	897
2016	31.164339	34.306182	10.08%	1,296
2015	32.211855	31.164339	-3.25%	1,343
2014	30.889145	32.211855	4.28%	1,395
2013	23.115619	30.889145	33.63%	2,050
2012	20.516582	23.115619	12.67%	2,055
2011	23.399694	20.516582	-12.32%	3,009
2010	18.504798	23.399694	26.45%	5,877
2009	13.463262	18.504798	37.45%	6,318
2008	22.667307	13.463262	-40.60%	6,825
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.551671	16.061550	27.96%	0
2016	13.450551	12.551671	-6.68%	0
2015	13.214964	13.450551	1.78%	0
2014	14.630709	13.214964	-9.68%	0
2013	11.410031	14.630709	28.23%	0
2012	9.624810	11.410031	18.55%	0
2011	11.822952	9.624810	-18.59%	0
2010	10.638873	11.822952	11.13%	0
2009	8.555475	10.638873	24.35%	0
2008	15.497135	8.555475	-44.79%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.890660	12.645174	27.85%	613
2016	10.615398	9.890660	-6.83%	795
2015	10.449066	10.615398	1.59%	840
2014	11.585646	10.449066	-9.81%	812
2013	9.049875	11.585646	28.02%	814
2012	7.644262	9.049875	18.39%	816
2011	9.402785	7.644262	-18.70%	1,620
2010	8.473335	9.402785	10.97%	1,620
2009	6.825765	8.473335	24.14%	1,571
2008	12.384905	6.825765	-44.89%	1,645
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	19.547076	22.212231	13.63%	0
2016	17.760810	19.547076	10.06%	0
2015	18.207493	17.760810	-2.45%	0
2014	16.632535	18.207493	9.47%	0
2013	12.783385	16.632535	30.11%	0
2012	10.760057	12.783385	18.80%	0
2011	11.226454	10.760057	-4.15%	0
2010	9.695417	11.226454	15.79%	0
2009	6.925519	9.695417	40.00%	0
2008	13.170076	6.925519	-47.41%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	19.081968	21.651427	13.47%	0
2016	17.367568	19.081968	9.87%	0
2015	17.832488	17.367568	-2.61%	0
2014	16.319230	17.832488	9.27%	0
2013	12.553086	16.319230	30.00%	0
2012	10.588342	12.553086	18.56%	0
2011	11.061921	10.588342	-4.28%	0
2010	9.570928	11.061921	15.58%	0
2009	6.848111	9.570928	39.76%	0
2008	13.040379	6.848111	-47.49%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	23.567739	27.633038	17.25%	0
2016	21.887418	23.567739	7.68%	0
2015	22.955919	21.887418	-4.65%	0
2014	21.876968	22.955919	4.93%	0
2013	17.052224	21.876968	28.29%	0
2012	13.641830	17.052224	25.00%	0
2011	15.216718	13.641830	-10.35%	0
2010	12.235041	15.216718	24.37%	0
2009	7.903783	12.235041	54.80%	0
2008	16.460554	7.903783	-51.98%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	21.790269	25.522131	17.13%	468
2016	20.274939	21.790269	7.47%	468
2015	21.294516	20.274939	-4.79%	468
2014	20.327817	21.294516	4.76%	468
2013	15.876504	20.327817	28.04%	468
2012	12.704897	15.876504	24.96%	468
2011	14.201111	12.704897	-10.54%	468
2010	11.428996	14.201111	24.26%	468
2009	7.394566	11.428996	54.56%	1,714
2008	15.434869	7.394566	-52.09%	2,729
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
2009	6.582545	8.432430	28.10%	0
2008*	10.000000	6.582545	-34.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	22.986013	27.321416	18.86%	0
2016	20.090162	22.986013	14.41%	0
2015	21.149670	20.090162	-5.01%	0
2014	19.727818	21.149670	7.21%	0
2013	15.423594	19.727818	27.91%	0
2012	13.980728	15.423594	10.32%	0
2011	13.373165	13.980728	4.54%	0
2010	11.243051	13.373165	18.95%	0
2009	9.714777	11.243051	15.73%	0
2008	13.520927	9.714777	-28.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.768708	18.149006	15.10%	0
2016	14.915378	15.768708	5.72%	0
2015	16.186805	14.915378	-7.85%	0
2014	18.469159	16.186805	-12.36%	0
2013	15.233491	18.469159	21.24%	0
2012	13.060799	15.233491	16.64%	0
2011	14.828390	13.060799	-11.92%	0
2010	13.873435	14.828390	6.88%	0
2009	10.270857	13.873435	35.08%	0
2008	17.474177	10.270857	-41.22%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.663432	20.818925	24.94%	200
2016	16.607259	16.663432	0.34%	204
2015	16.120158	16.607259	3.02%	208
2014	15.152827	16.120158	6.38%	212
2013	11.021045	15.152827	37.49%	805
2012	9.882403	11.021045	11.52%	2,473
2011	10.733791	9.882403	-7.93%	2,331
2010	9.127832	10.733791	17.59%	6,989
2009	5.602977	9.127832	62.91%	7,031
2008	11.196128	5.602977	-49.96%	7,169
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	20.754557	24.000825	15.64%	598
2016	18.037678	20.754557	15.06%	598
2015	19.551480	18.037678	-7.74%	598
2014	18.221257	19.551480	7.30%	1,329
2013	13.657523	18.221257	33.42%	1,889
2012	11.677276	13.657523	16.96%	1,922
2011	12.128476	11.677276	-3.72%	1,985
2010	10.658823	12.128476	13.79%	7,173
2009	8.440041	10.658823	26.29%	7,416
2008	13.367759	8.440041	-36.86%	7,644
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	16.037610	17.851946	11.31%	0
2016	14.788084	16.037610	8.45%	0
2015	15.956942	14.788084	-7.33%	0
2014	15.002521	15.956942	6.36%	0
2013	11.802099	15.002521	27.12%	0
2012	10.537700	11.802099	12.00%	0
2011	10.720909	10.537700	-1.71%	0
2010	9.949917	10.720909	7.75%	0
2009	7.885433	9.949917	26.18%	0
2008	11.477456	7.885433	-31.30%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	15.623123	17.344749	11.02%	0
2016	14.437913	15.623123	8.21%	0
2015	15.617652	14.437913	-7.55%	0
2014	14.724339	15.617652	6.07%	0
2013	11.611428	14.724339	26.81%	0
2012	10.391980	11.611428	11.73%	0
2011	10.597071	10.391980	-1.94%	0
2010	9.862573	10.597071	7.45%	0
2009	7.835469	9.862573	25.87%	0
2008	11.434100	7.835469	-31.47%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	20.491186	24.734396	20.71%	83
2016	20.980183	20.491186	-2.33%	85
2015	21.905226	20.980183	-4.22%	89
2014	22.252766	21.905226	-1.56%	94
2013	19.058672	22.252766	16.76%	99
2012	16.814177	19.058672	13.35%	103
2011	18.381000	16.814177	-8.52%	106
2010	16.596598	18.381000	10.75%	110
2009	12.508143	16.596598	32.69%	78
2008	21.392061	12.508143	-41.53%	169
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	20.836634	23.551237	13.03%	0
2016	18.676226	20.836634	11.57%	0
2015	19.786669	18.676226	-5.61%	0
2014	19.264428	19.786669	2.71%	0
2013	15.205976	19.264428	26.69%	0
2012	13.935096	15.205976	9.12%	0
2011	15.133667	13.935096	-7.92%	0
2010	13.484386	15.133667	12.23%	0
2009	10.529423	13.484386	28.06%	0
2008	14.977963	10.529423	-29.70%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.724156	16.534368	20.48%	0
2016	13.849133	13.724156	-0.90%	0
2015	13.913661	13.849133	-0.46%	0
2014	13.094704	13.913661	6.25%	0
2013	9.717409	13.094704	34.76%	0
2012*	10.000000	9.717409	-2.83%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.591719	16.328077	20.13%	0
2016	13.740486	13.591719	-1.08%	0
2015	13.826971	13.740486	-0.63%	0
2014	13.054812	13.826971	5.91%	0
2013	9.716985	13.054812	34.35%	0
2012*	10.000000	9.716985	-2.83%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.400445	15.588357	16.33%	0
2016	13.983784	13.400445	-4.17%	0
2015	15.513267	13.983784	-9.86%	0
2014	16.650245	15.513267	-6.83%	0
2013	13.529317	16.650245	23.07%	155
2012	11.543254	13.529317	17.21%	155
2011	12.647958	11.543254	-8.73%	155
2010	11.833436	12.647958	6.88%	0
2009*	10.000000	11.833436	18.33%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.808365	11.074223	25.72%	0
2016	7.414879	8.808365	18.79%	0
2015	9.430823	7.414879	-21.38%	0
2014*	10.000000	9.430823	-5.69%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	14.170280	17.655251	24.59%	802
2016	13.771668	14.170280	2.89%	802
2015	13.408401	13.771668	2.71%	802
2014	12.558538	13.408401	6.77%	802
2013	9.305763	12.558538	34.95%	1,526
2012	8.127454	9.305763	14.50%	1,844
2011	8.806447	8.127454	-7.71%	1,971
2010	6.930155	8.806447	27.07%	2,818
2009	4.988606	6.930155	38.92%	3,661
2008	10.479079	4.988606	-52.39%	3,673
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.746730	24.536096	24.25%	821
2016	18.453426	19.746730	7.01%	821
2015	19.174478	18.453426	-3.76%	821
2014	21.075758	19.174478	-9.02%	827
2013	15.174458	21.075758	38.89%	832
2012	12.762524	15.174458	18.90%	1,114
2011	14.497669	12.762524	-11.97%	1,119
2010	10.843489	14.497669	33.70%	1,396
2009	6.767291	10.843489	60.23%	1,773
2008	11.377358	6.767291	-40.52%	1,625
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.767196	27.431606	15.42%	0
2016	21.238956	23.767196	11.90%	0
2015	21.798888	21.238956	-2.57%	0
2014	20.112627	21.798888	8.38%	0
2013	15.081488	20.112627	33.36%	1,684
2012	13.233314	15.081488	13.97%	1,684
2011	13.517927	13.233314	-2.11%	9,944
2010	12.358413	13.517927	9.38%	9,944
2009	10.261836	12.358413	20.43%	9,987
2008	15.513922	10.261836	-33.85%	15,466
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.750743	19.646427	24.73%	0
2016	15.421840	15.750743	2.13%	0
2015	14.748434	15.421840	4.57%	0
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.110997	12.739241	25.99%	921
2016	9.712753	10.110997	4.10%	955
2015*	10.000000	9.712753	-2.87%	990
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.972092	13.510713	4.15%	0
2016	12.459017	12.972092	4.12%	0
2015	12.774356	12.459017	-2.47%	0
2014	12.075131	12.774356	5.79%	0
2013	12.349362	12.075131	-2.22%	0
2012	11.499870	12.349362	7.39%	0
2011	11.092882	11.499870	3.67%	0
2010	10.555041	11.092882	5.10%	468
2009	9.811712	10.555041	7.58%	468
2008	11.141221	9.811712	-11.93%	468
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.562893	26.197263	6.65%	0
2016	20.774734	24.562893	18.23%	0
2015	22.105173	20.774734	-6.02%	0
2014	19.899468	22.105173	11.08%	0
2013	15.366307	19.899468	29.50%	0
2012	13.652497	15.366307	12.55%	0
2011	13.813869	13.652497	-1.17%	0
2010	12.412989	13.813869	11.29%	0
2009*	10.000000	12.412989	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.158080	17.263241	13.89%	0
2016	14.139190	15.158080	7.21%	0
2015	14.236307	14.139190	-0.68%	0
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	474
2010	9.136156	10.065308	10.17%	474
2009	7.527012	9.136156	21.38%	0
2008	10.898553	7.527012	-30.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.318136	11.489405	1.51%	0
2016	11.210365	11.318136	0.96%	0
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
2009	9.356954	10.320671	10.30%	0
2008	10.556053	9.356954	-11.36%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.547460	20.027113	28.81%	202
2016	15.778035	15.547460	-1.46%	202
2015	15.057525	15.778035	4.79%	202
2014	15.034179	15.057525	0.16%	202
2013	11.882881	15.034179	26.52%	202
2012	9.896797	11.882881	20.07%	202
2011	11.095465	9.896797	-10.80%	202
2010	10.136054	11.095465	9.47%	202
2009	7.278126	10.136054	39.27%	0
2008	12.060105	7.278126	-39.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.167261	20.321420	25.69%	211
2016	15.071677	16.167261	7.27%	211
2015	14.399082	15.071677	4.67%	211
2014	13.547789	14.399082	6.28%	211
2013	10.627978	13.547789	27.47%	211
2012	9.204869	10.627978	15.46%	211
2011	9.819331	9.204869	-6.26%	8,636
2010	8.447133	9.819331	16.24%	8,636
2009	6.188730	8.447133	36.49%	8,426
2008	11.280075	6.188730	-45.14%	13,875
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.251395	17.090445	19.92%	0
2016	13.043631	14.251395	9.26%	0
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
2009	5.958951	7.659289	28.53%	0
2008	9.782890	5.958951	-39.09%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.561962	11.090100	5.00%	0
2016	9.406971	10.561962	12.28%	0
2015	9.820864	9.406971	-4.21%	0
2014*	10.000000	9.820864	-1.79%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.948686	17.116113	22.71%	0
2016	12.490403	13.948686	11.68%	0
2015	12.853274	12.490403	-2.82%	0
2014	12.264459	12.853274	4.80%	0
2013	8.687989	12.264459	41.17%	0
2012	7.561134	8.687989	14.90%	0
2011	8.702060	7.561134	-13.11%	0
2010	7.668162	8.702060	13.48%	0
2009	5.097178	7.668162	50.44%	0
2008*	10.000000	5.097178	-49.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.811271	18.446554	16.67%	0
2016	14.599508	15.811271	8.30%	0
2015	14.892679	14.599508	-1.97%	0
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
2009	6.110003	7.904167	29.36%	0
2008*	10.000000	6.110003	-38.90%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.688931	18.264476	16.42%	0
2016	14.486934	15.688931	8.30%	0
2015	14.791884	14.486934	-2.06%	0
2014	13.609689	14.791884	8.69%	0
2013	9.987496	13.609689	36.27%	0
2012	9.117565	9.987496	9.54%	0
2011	9.583187	9.117565	-4.86%	0
2010	7.885821	9.583187	21.52%	0
2009	6.108107	7.885821	29.10%	0
2008*	10.000000	6.108107	-38.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	0
2008*	10.000000	6.342067	-36.58%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.586067	13.870830	10.21%	0
2016	12.059987	12.586067	4.36%	0
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
2009	7.900737	9.310557	17.84%	0
2008*	10.000000	7.900737	-20.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.937855	14.736256	13.90%	1,633
2016	12.256900	12.937855	5.56%	2,261
2015	12.630362	12.256900	-2.96%	2,964
2014	12.266075	12.630362	2.97%	3,647
2013	10.286396	12.266075	19.25%	4,345
2012	9.203721	10.286396	11.76%	5,117
2011	9.691973	9.203721	-5.04%	5,997
2010	8.768188	9.691973	10.54%	6,910
2009	7.180256	8.768188	22.12%	7,502
2008*	10.000000	7.180256	-28.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.736944	12.277824	4.61%	0
2016	11.407105	11.736944	2.89%	0
2015	11.684228	11.407105	-2.37%	0
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
2010	10.057746	10.564529	5.04%	0
2009	9.048338	10.057746	11.16%	0
2008*	10.000000	9.048338	-9.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.794196	14.341530	12.09%	0
2016	12.186954	12.794196	4.98%	0
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
2009	7.537235	9.039810	19.94%	0
2008*	10.000000	7.537235	-24.63%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
2009	6.818051	8.487804	24.49%	0
2008*	10.000000	6.818051	-31.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
2009	8.279837	9.582985	15.74%	0
2008*	10.000000	8.279837	-17.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.413066	12.745604	2.68%	0
2016	11.980252	12.413066	3.61%	0
2015	12.269614	11.980252	-2.36%	0
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
2009	9.835494	10.522958	6.99%	0
2008*	10.000000	9.835494	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.129254	12.428266	2.47%	0
2016	11.744339	12.129254	3.28%	0
2015	12.047456	11.744339	-2.52%	0
2014	11.702042	12.047456	2.95%	0
2013	12.157146	11.702042	-3.74%	0
2012	11.500995	12.157146	5.71%	0
2011	11.006772	11.500995	4.49%	0
2010	10.481000	11.006772	5.02%	0
2009	9.813706	10.481000	6.80%	0
2008*	10.000000	9.813706	-1.86%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
2009	9.819515	11.244874	14.52%	0
2008*	10.000000	9.819515	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	20.280820	28.169911	38.90%	0
2016	19.185331	20.280820	5.71%	49
2015	23.287677	19.185331	-17.62%	49
2014	25.117774	23.287677	-7.29%	49
2013	25.430110	25.117774	-1.23%	0
2012	22.102401	25.430110	15.06%	0
2011	29.033413	22.102401	-23.87%	0
2010	25.467548	29.033413	14.00%	0
2009	15.877700	25.467548	60.40%	0
2008	38.375734	15.877700	-58.63%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.339959	13.393919	0.40%	1,856
2016	13.463288	13.339959	-0.92%	1,920
2015	13.704066	13.463288	-1.76%	1,987
2014	13.325136	13.704066	2.84%	2,275
2013	14.121410	13.325136	-5.64%	2,361
2012	13.933004	14.121410	1.35%	2,472
2011	13.207855	13.933004	5.49%	2,698
2010	12.816560	13.207855	3.05%	3,374
2009	12.690393	12.816560	0.99%	6,144
2008	11.978569	12.690393	5.94%	18,666
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.188986	9.075866	-1.23%	391
2016	9.342012	9.188986	-1.64%	513
2015	9.498739	9.342012	-1.65%	516
2014	9.658091	9.498739	-1.65%	1,230
2013	9.820118	9.658091	-1.65%	1,287
2012	9.985314	9.820118	-1.65%	1,342
2011	10.152363	9.985314	-1.65%	4,845
2010	10.322671	10.152363	-1.65%	4,891
2009	10.491449	10.322671	-1.61%	9,283
2008	10.452796	10.491449	0.37%	15,389

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.222863	10.277293	24.98%	0
2016	8.307785	8.222863	-1.02%	0
2015	8.728301	8.307785	-4.82%	0
2014	8.939087	8.728301	-2.36%	0
2013	7.731207	8.939087	15.62%	0
2012	6.822389	7.731207	13.32%	0
2011	7.707380	6.822389	-11.48%	0
2010	6.934844	7.707380	11.14%	0
2009	5.446997	6.934844	27.31%	0
2008*	10.000000	5.446997	-45.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.546316	22.767772	16.48%	21,834
2016	18.154494	19.546316	7.67%	21,834
2015	18.645196	18.154494	-2.63%	21,834
2014	18.057760	18.645196	3.25%	21,907
2013	14.429061	18.057760	25.15%	2,252
2012	12.658571	14.429061	13.99%	2,252
2011	13.397218	12.658571	-5.51%	27,355
2010	11.883420	13.397218	12.74%	31,933
2009	9.498624	11.883420	25.11%	62,966
2008	15.292542	9.498624	-37.89%	64,686
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.631263	17.085329	9.30%	0
2016	14.950504	15.631263	4.55%	0
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
2009*	10.000000	11.511714	15.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.032452	20.362201	12.92%	0
2016	17.017118	18.032452	5.97%	0
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
2009*	10.000000	12.069770	20.70%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.690029	14.229924	3.94%	4,560
2016	13.349870	13.690029	2.55%	9,030
2015	13.537998	13.349870	-1.39%	9,200
2014	13.249672	13.537998	2.18%	10,010
2013	12.851019	13.249672	3.10%	12,005
2012	12.424124	12.851019	3.44%	12,005
2011	12.272389	12.424124	1.24%	12,005
2010	11.783863	12.272389	4.15%	13,238
2009	10.983734	11.783863	7.28%	19,133
2008	11.883771	10.983734	-7.57%	19,133
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.179459	19.081023	11.07%	8,404
2016	16.302399	17.179459	5.38%	8,799
2015	16.631578	16.302399	-1.98%	9,157
2014	16.077598	16.631578	3.45%	9,253
2013	14.016668	16.077598	14.70%	13,006
2012	12.861756	14.016668	8.98%	13,398
2011	13.082360	12.861756	-1.69%	16,596
2010	11.992863	13.082360	9.08%	28,235
2009	10.235457	11.992863	17.17%	32,564
2008	13.550452	10.235457	-24.46%	41,870
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.685243	21.443010	14.76%	6,556
2016	17.512525	18.685243	6.70%	6,746
2015	17.937252	17.512525	-2.37%	10,287
2014	17.376816	17.937252	3.23%	10,778
2013	14.437497	17.376816	20.36%	11,545
2012	12.904576	14.437497	11.88%	10,304
2011	13.405719	12.904576	-3.74%	20,368
2010	12.080092	13.405719	10.97%	24,542
2009	9.874196	12.080092	22.34%	84,377
2008	14.633797	9.874196	-32.52%	90,277
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.682915	16.845698	7.41%	3,020
2016	15.085001	15.682915	3.96%	3,373
2015	15.342775	15.085001	-1.68%	3,430
2014	14.894265	15.342775	3.01%	3,979
2013	13.705708	14.894265	8.67%	4,041
2012	12.899123	13.705708	6.25%	5,102
2011	12.850012	12.899123	0.38%	6,622
2010	12.040121	12.850012	6.73%	14,706
2009	10.686063	12.040121	12.67%	16,400
2008	12.789491	10.686063	-16.45%	19,073

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.510413	29.439387	25.22%	0
2016	23.065901	23.510413	1.93%	0
2015	22.316302	23.065901	3.36%	0
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
2009*	10.000000	12.915827	29.16%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.045089	28.801336	24.98%	6,821
2016	22.676774	23.045089	1.62%	7,366
2015	21.996440	22.676774	3.09%	7,276
2014	20.601502	21.996440	6.77%	7,285
2013	15.369911	20.601502	34.04%	9,217
2012	13.197181	15.369911	16.46%	9,611
2011	13.761488	13.197181	-4.10%	17,309
2010	12.894070	13.761488	6.73%	22,563
2009*	10.000000	12.894070	28.94%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	29.006439	33.030905	13.87%	0
2016	24.517275	29.006439	18.31%	0
2015	25.576788	24.517275	-4.14%	0
2014	23.766949	25.576788	7.61%	0
2013	18.162981	23.766949	30.85%	0
2012	15.721384	18.162981	15.53%	0
2011	16.401933	15.721384	-4.15%	0
2010	13.214452	16.401933	24.12%	0
2009	9.824941	13.214452	34.50%	0
2008	15.723329	9.824941	-37.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	26.835966	30.505261	13.67%	0
2016	22.734892	26.835966	18.04%	0
2015	23.775354	22.734892	-4.38%	0
2014	22.142468	23.775354	7.37%	131
2013	16.952265	22.142468	30.62%	137
2012	14.698193	16.952265	15.34%	156
2011	15.355565	14.698193	-4.28%	163
2010	12.404471	15.355565	23.79%	179
2009	9.239914	12.404471	34.25%	230
2008	14.822333	9.239914	-37.66%	312

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.922807	12.251799	23.47%	0
2016	10.344520	9.922807	-4.08%	0
2015	10.587382	10.344520	-2.29%	0
2014	10.912556	10.587382	-2.98%	0
2013	9.164052	10.912556	19.08%	0
2012	8.066245	9.164052	13.61%	0
2011	9.074632	8.066245	-11.11%	0
2010	8.107496	9.074632	11.93%	0
2009	6.056612	8.107496	33.86%	0
2008*	10.000000	6.056612	-39.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.696196	10.513950	20.90%	0
2016	8.402621	8.696196	3.49%	0
2015	9.004606	8.402621	-6.69%	0
2014*	10.000000	9.004606	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.639529	10.412286	20.52%	0
2016	8.367264	8.639529	3.25%	0
2015	8.988151	8.367264	-6.91%	0
2014*	10.000000	8.988151	-10.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.380861	18.370489	27.74%	0
2016	14.336160	14.380861	0.31%	0
2015	14.134326	14.336160	1.43%	0
2014	13.047356	14.134326	8.33%	0
2013	9.869637	13.047356	32.20%	0
2012	8.640935	9.869637	14.22%	0
2011	9.079086	8.640935	-4.83%	0
2010	8.002281	9.079086	13.46%	0
2009	6.290201	8.002281	27.22%	0
2008*	10.000000	6.290201	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.543434	16.358487	12.48%	1,346
2016	12.742183	14.543434	14.14%	1,387
2015	13.417060	12.742183	-5.03%	1,430
2014	12.374602	13.417060	8.42%	1,487
2013	9.318191	12.374602	32.80%	1,790
2012	8.057449	9.318191	15.65%	1,849
2011	8.723860	8.057449	-7.64%	1,913
2010	7.867363	8.723860	10.89%	3,195
2009	6.278351	7.867363	25.31%	4,040
2008*	10.000000	6.278351	-37.22%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.477710	18.158652	25.42%	0
2016	13.879452	14.477710	4.31%	0
2015	14.161282	13.879452	-1.99%	0
2014	13.882497	14.161282	2.01%	0
2013	10.183767	13.882497	36.32%	0
2012	9.032284	10.183767	12.75%	0
2011	9.611325	9.032284	-6.02%	0
2010	7.727184	9.611325	24.38%	0
2009	6.200757	7.727184	24.62%	0
2008*	10.000000	6.200757	-37.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
2009	6.683090	8.575528	28.32%	0
2008*	10.000000	6.683090	-33.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	15.923591	19.521694	22.60%	170
2016	14.982666	15.923591	6.28%	170
2015	15.153786	14.982666	-1.13%	170
2014	15.026621	15.153786	0.85%	240
2013	10.613769	15.026621	41.58%	243
2012	9.542823	10.613769	11.22%	254
2011	9.786884	9.542823	-2.49%	342
2010	7.954095	9.786884	23.04%	351
2009	6.358809	7.954095	25.09%	378
2008	12.093701	6.358809	-47.42%	468
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	27.668197	29.679353	7.27%	0
2016	22.338151	27.668197	23.86%	0
2015	24.168521	22.338151	-7.57%	0
2014	22.961600	24.168521	5.26%	0
2013	16.628564	22.961600	38.09%	0
2012	14.038032	16.628564	18.45%	0
2011	15.035462	14.038032	-6.63%	0
2010	12.074979	15.035462	24.52%	0
2009	9.727494	12.074979	24.13%	0
2008	14.578213	9.727494	-33.27%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	24.795014	26.521696	6.96%	50
2016	20.069237	24.795014	23.55%	52
2015	21.775511	20.069237	-7.84%	54
2014	20.737873	21.775511	5.00%	57
2013	15.058563	20.737873	37.71%	59
2012	12.727465	15.058563	18.32%	61
2011	13.686966	12.727465	-7.01%	61
2010	11.003320	13.686966	24.39%	61
2009	8.889163	11.003320	23.78%	106
2008	13.350955	8.889163	-33.42%	2,869
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	27.379496	30.561099	11.62%	0
2016	22.663016	27.379496	20.81%	0
2015	23.426324	22.663016	-3.26%	0
2014	23.626781	23.426324	-0.85%	0
2013	17.048794	23.626781	38.58%	0
2012	15.008731	17.048794	13.59%	0
2011	16.158287	15.008731	-7.11%	0
2010	13.109777	16.158287	23.25%	0
2009	9.895711	13.109777	32.48%	0
2008	16.278747	9.895711	-39.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	27.071998	30.141078	11.34%	0
2016	22.461278	27.071998	20.53%	70
2015	23.279310	22.461278	-3.51%	70
2014	23.539031	23.279310	-1.10%	70
2013	17.028493	23.539031	38.23%	70
2012	15.026749	17.028493	13.32%	70
2011	16.219606	15.026749	-7.35%	70
2010	13.195351	16.219606	22.92%	70
2009	9.980488	13.195351	32.21%	162
2008	16.462286	9.980488	-39.37%	97
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	15.093302	17.850374	18.27%	0
2016	13.805416	15.093302	9.33%	229
2015	13.944735	13.805416	-1.00%	229
2014	12.680322	13.944735	9.97%	229
2013	9.857758	12.680322	28.63%	1,948
2012	8.804360	9.857758	11.96%	1,948
2011	8.918039	8.804360	-1.27%	1,948
2010	8.008559	8.918039	11.36%	2,624
2009	6.485451	8.008559	23.48%	2,624
2008	11.294106	6.485451	-42.58%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.537596	14.132825	4.40%	0
2016	12.842357	13.537596	5.41%	123
2015	13.841305	12.842357	-7.22%	123
2014	10.943023	13.841305	26.49%	123
2013	10.834078	10.943023	1.01%	123
2012	9.531130	10.834078	13.67%	123
2011	9.130237	9.531130	4.39%	123
2010	7.150814	9.130237	27.68%	123
2009	5.570904	7.150814	28.36%	311
2008*	10.000000	5.570904	-44.29%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
2010	10.358995	10.434627	0.73%	0
2009	9.833644	10.358995	5.34%	0
2008*	10.000000	9.833644	-1.66%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.694518	16.529178	20.70%	0
2016	13.770088	13.694518	-0.55%	0
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
2010	12.890526	13.482517	4.59%	0
2009*	10.000000	12.890526	28.91%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.061469	24.532624	16.48%	0
2016	19.491551	21.061469	8.05%	0
2015	19.910873	19.491551	-2.11%	0
2014	18.340796	19.910873	8.56%	0
2013	13.552243	18.340796	35.33%	0
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
2010	10.780466	13.025977	20.83%	0
2009	8.340289	10.780466	29.26%	0
2008	14.004101	8.340289	-40.44%	494

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	22.254596	29.914088	34.42%	0
2016	22.608416	22.254596	-1.56%	0
2015	22.115484	22.608416	2.23%	0
2014	21.982630	22.115484	0.60%	0
2013	17.556986	21.982630	25.21%	0
2012	14.721620	17.556986	19.26%	0
2011	16.321248	14.721620	-9.80%	0
2010	14.310203	16.321248	14.05%	0
2009	10.410023	14.310203	37.47%	0
2008	17.697246	10.410023	-41.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	21.438986	28.744893	34.08%	1,318
2016	21.831975	21.438986	-1.80%	1,391
2015	21.411933	21.831975	1.96%	1,391
2014	21.332574	21.411933	0.37%	1,398
2013	17.080197	21.332574	24.90%	1,148
2012	14.359061	17.080197	18.95%	1,279
2011	15.960508	14.359061	-10.03%	1,293
2010	14.025611	15.960508	13.80%	1,436
2009	10.233564	14.025611	37.05%	2,064
2008	17.438781	10.233564	-41.32%	2,151
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.154946	10.614343	4.52%	0
2016	9.691686	10.154946	4.78%	0
2015	10.082202	9.691686	-3.87%	0
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	17.747510	18.509171	4.29%	1,055
2016	16.980591	17.747510	4.52%	1,766
2015	17.706708	16.980591	-4.10%	1,978
2014	17.566122	17.706708	0.80%	2,001
2013	17.926616	17.566122	-2.01%	3,333
2012	16.109748	17.926616	11.28%	3,437
2011	16.273694	16.109748	-1.01%	3,456
2010	14.416893	16.273694	12.88%	4,135
2009	12.379818	14.416893	16.45%	4,820
2008	14.719737	12.379818	-15.90%	4,444
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.784143	22.695750	14.72%	2,013
2016	18.073149	19.784143	9.47%	2,013
2015	17.822647	18.073149	1.41%	2,013
2014	16.414451	17.822647	8.58%	2,013
2013	12.697717	16.414451	29.27%	2,013
2012	11.072208	12.697717	14.68%	2,642
2011	11.293103	11.072208	-1.96%	2,658
2010	9.913542	11.293103	13.92%	4,021
2009	7.875269	9.913542	25.88%	5,807
2008	13.047238	7.875269	-39.64%	5,368
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	30.253914	33.968571	12.28%	0
2016	26.056073	30.253914	16.11%	0
2015	28.154124	26.056073	-7.45%	0
2014	25.574505	28.154124	10.09%	0
2013	18.439950	25.574505	38.69%	0
2012	15.891567	18.439950	16.04%	0
2011	16.523209	15.891567	-3.82%	0
2010	13.613724	16.523209	21.37%	0
2009	10.089362	13.613724	34.93%	0
2008	16.501325	10.089362	-38.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	17.312572	19.396353	12.04%	0
2016	14.958672	17.312572	15.74%	0
2015	16.196645	14.958672	-7.64%	0
2014	14.749377	16.196645	9.81%	0
2013	10.664437	14.749377	38.30%	0
2012	9.215389	10.664437	15.72%	0
2011	9.598411	9.215389	-3.99%	0
2010	7.930779	9.598411	21.03%	0
2009	5.891062	7.930779	34.62%	0
2008	9.662036	5.891062	-39.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.347782	11.172891	7.97%	0
2016	9.293009	10.347782	11.35%	0
2015	9.677822	9.293009	-3.98%	0
2014*	10.000000	9.677822	-3.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.782586	11.743583	8.91%	0
2016	10.653665	10.782586	1.21%	0
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0
2009*	10.000000	10.845085	8.45%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.147944	11.101800	-0.41%	0
2016	11.188458	11.147944	-0.36%	0
2015	11.352455	11.188458	-1.44%	0
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	335
2011	11.301282	11.227334	-0.65%	335
2010	10.924366	11.301282	3.45%	0
2009*	10.000000	10.924366	9.24%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.237735	12.38%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.324687	13.293064	28.75%	0
2016*	10.000000	10.324687	3.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.508800	16.818214	24.50%	0
2016	14.080254	13.508800	-4.06%	0
2015	14.296452	14.080254	-1.51%	0
2014	15.593199	14.296452	-8.32%	0
2013	12.379625	15.593199	25.96%	0
2012	10.324933	12.379625	19.90%	0
2011	12.638104	10.324933	-18.30%	0
2010	11.679026	12.638104	8.21%	0
2009	9.527922	11.679026	22.58%	0
2008	17.285111	9.527922	-44.88%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	25.132652	26.664919	6.10%	0
2016	20.042635	25.132652	25.40%	0
2015	21.281042	20.042635	-5.82%	0
2014	20.919698	21.281042	1.73%	0
2013	15.235902	20.919698	37.31%	0
2012	13.186168	15.235902	15.54%	0
2011	14.072080	13.186168	-6.30%	0
2010	11.357004	14.072080	23.91%	0
2009	8.779248	11.357004	29.36%	0
2008	14.721383	8.779248	-40.36%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.771868	7.514193	-3.32%	0
2016	5.498482	7.771868	41.35%	0
2015	8.400659	5.498482	-34.55%	0
2014	10.558892	8.400659	-20.44%	0
2013	9.712890	10.558892	8.71%	0
2012*	10.000000	9.712890	-2.87%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.387086	28.950352	23.79%	0
2016	22.068751	23.387086	5.97%	0
2015	23.105049	22.068751	-4.49%	0
2014	23.942312	23.105049	-3.50%	0
2013	16.204260	23.942312	47.75%	0
2012	15.274494	16.204260	6.09%	0
2011	16.278538	15.274494	-6.17%	0
2010	13.055981	16.278538	24.68%	0
2009*	10.000000	13.055981	30.56%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	19.720242	22.991269	16.59%	0
2016	18.060910	19.720242	9.19%	0
2015	18.114819	18.060910	-0.30%	0
2014	16.861593	18.114819	7.43%	0
2013	12.744432	16.861593	32.31%	0
2012	11.058375	12.744432	15.25%	1,614
2011	10.605427	11.058375	4.27%	1,614
2010	9.564563	10.605427	10.88%	1,714
2009	8.084811	9.564563	18.30%	1,986
2008	13.868677	8.084811	-41.70%	2,035
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	15.471307	19.025791	22.97%	527
2016	15.864771	15.471307	-2.48%	936
2015	15.760678	15.864771	0.66%	995
2014	17.140714	15.760678	-8.05%	1,054
2013	14.207716	17.140714	20.64%	1,115
2012	12.657357	14.207716	12.25%	1,175
2011	15.982762	12.657357	-20.81%	1,247
2010	15.588725	15.982762	2.53%	1,325
2009	11.803026	15.588725	32.07%	1,401
2008	25.702870	11.803026	-54.08%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	18.149298	23.492784	29.44%	0
2016	18.037640	18.149298	0.62%	0
2015	16.552770	18.037640	8.97%	0
2014	14.791841	16.552770	11.90%	0
2013	10.983689	14.791841	34.67%	0
2012	9.622637	10.983689	14.14%	0
2011	10.119913	9.622637	-5.39%	0
2010	9.373270	10.119913	7.97%	54
2009	6.954736	9.373270	34.78%	54
2008	11.756983	6.954736	-40.85%	54
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	32.600306	36.165829	10.94%	631
2016	26.574086	32.600306	22.68%	1,059
2015	28.665973	26.574086	-7.30%	1,691
2014	26.767135	28.665973	7.09%	1,761
2013	19.784043	26.767135	35.30%	1,833
2012	16.989205	19.784043	16.45%	1,904
2011	18.913194	16.989205	-10.17%	2,902
2010	15.198727	18.913194	24.44%	3,499
2009	10.838237	15.198727	40.23%	3,291
2008	17.160456	10.838237	-36.84%	1,852

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.885126	16.638708	11.78%	0
2016	14.586794	14.885126	2.05%	0
2015	14.989140	14.586794	-2.68%	0
2014	14.959326	14.989140	0.20%	0
2013	13.300593	14.959326	12.47%	827
2012	12.304760	13.300593	8.09%	827
2011	12.989971	12.304760	-5.27%	827
2010	12.039340	12.989971	7.90%	0
2009*	10.000000	12.039340	20.39%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.785568	13.328353	13.09%	0
2016	10.406780	11.785568	13.25%	0
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.245372	33.420501	10.50%	0
2016	24.471172	30.245372	23.60%	0
2015	25.488163	24.471172	-3.99%	0
2014	24.665704	25.488163	3.33%	0
2013	17.831840	24.665704	38.32%	0
2012	15.673625	17.831840	13.77%	0
2011	15.854917	15.673625	-1.14%	0
2010	12.818284	15.854917	23.69%	0
2009	10.429789	12.818284	22.90%	0
2008	15.358343	10.429789	-32.09%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	21.830698	26.083239	19.48%	0
2016	19.879835	21.830698	9.81%	0
2015	20.002199	19.879835	-0.61%	0
2014	17.939788	20.002199	11.50%	0
2013	13.822773	17.939788	29.78%	0
2012	12.150192	13.822773	13.77%	0
2011	12.132078	12.150192	0.15%	0
2010	10.747058	12.132078	12.89%	0
2009	8.653958	10.747058	24.19%	0
2008	14.005946	8.653958	-38.21%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.996915	28.594223	19.16%	0
2016	21.904630	23.996915	9.55%	0
2015	22.091612	21.904630	-0.85%	0
2014	19.869872	22.091612	11.18%	0
2013	15.347405	19.869872	29.47%	0
2012	13.521127	15.347405	13.51%	0
2011	13.535153	13.521127	-0.10%	50
2010	12.021527	13.535153	12.59%	109
2009	9.702446	12.021527	23.90%	57
2008	15.747638	9.702446	-38.39%	2,942

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	18.865364	21.389329	13.38%	0
2016	17.387077	18.865364	8.50%	0
2015	18.271505	17.387077	-4.84%	0
2014	16.383452	18.271505	11.52%	0
2013	12.405938	16.383452	32.06%	0
2012	11.271271	12.405938	10.07%	0
2011	11.363370	11.271271	-0.81%	0
2010	10.068073	11.363370	12.87%	0
2009	7.657372	10.068073	31.48%	0
2008	11.879516	7.657372	-35.54%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.303421	10.477416	1.69%	0
2016	9.620496	10.303421	7.10%	0
2015	9.884955	9.620496	-2.68%	0
2014*	10.000000	9.884955	-1.15%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	22.941849	24.033035	4.76%	2,083
2016	20.376991	22.941849	12.59%	2,083
2015	21.309563	20.376991	-4.38%	2,083
2014	21.165752	21.309563	0.68%	2,083
2013	20.174215	21.165752	4.91%	2,527
2012	17.955248	20.174215	12.36%	2,527
2011	17.408075	17.955248	3.14%	2,527
2010	15.482215	17.408075	12.44%	2,527
2009	10.329317	15.482215	49.89%	2,527
2008	14.218393	10.329317	-27.35%	2,083
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.492148	11.414651	8.79%	0
2016	11.173751	10.492148	-6.10%	0
2015	12.148702	11.173751	-8.03%	0
2014	12.525485	12.148702	-3.01%	54
2013	10.973753	12.525485	14.14%	144
2012	10.146607	10.973753	8.15%	277
2011	10.923487	10.146607	-7.11%	480
2010	9.833184	10.923487	11.09%	767
2009	8.831662	9.833184	11.34%	0
2008	12.774421	8.831662	-30.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	14.788036	15.123986	2.27%	0
2016	14.488987	14.788036	2.06%	0
2015	14.775541	14.488987	-1.94%	0
2014	14.481757	14.775541	2.03%	0
2013	14.581286	14.481757	-0.68%	0
2012	13.519686	14.581286	7.85%	0
2011	13.447271	13.519686	0.54%	0
2010	12.607582	13.447271	6.66%	0
2009	10.649338	12.607582	18.39%	0
2008	11.685113	10.649338	-8.86%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.410034	14.696855	1.99%	245
2016	14.158501	14.410034	1.78%	245
2015	14.466933	14.158501	-2.13%	1,368
2014	14.217676	14.466933	1.75%	1,368
2013	14.355811	14.217676	-0.96%	2,434
2012	13.344146	14.355811	7.58%	2,434
2011	13.309381	13.344146	0.26%	2,626
2010	12.503927	13.309381	6.44%	3,685
2009	10.586346	12.503927	18.11%	5,096
2008	11.649293	10.586346	-9.12%	4,350
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	15.210087	17.036715	12.01%	0
2016	15.020373	15.210087	1.26%	0
2015	15.276260	15.020373	-1.68%	0
2014	14.704426	15.276260	3.89%	0
2013	12.947626	14.704426	13.57%	0
2012	11.716240	12.947626	10.51%	0
2011	12.247675	11.716240	-4.34%	0
2010	10.915736	12.247675	12.20%	0
2009	8.612082	10.915736	26.75%	0
2008	12.308565	8.612082	-30.03%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	14.074068	15.736909	11.81%	0
2016	13.921477	14.074068	1.10%	0
2015	14.170782	13.921477	-1.76%	0
2014	13.659344	14.170782	3.74%	0
2013	12.047530	13.659344	13.38%	0
2012	10.920228	12.047530	10.32%	0
2011	11.430561	10.920228	-4.46%	0
2010	10.203390	11.430561	12.03%	0
2009	8.061296	10.203390	26.57%	0
2008	11.535316	8.061296	-30.12%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	13.406153	15.642941	16.68%	0
2016	13.325199	13.406153	0.61%	0
2015	13.559719	13.325199	-1.73%	0
2014	13.044139	13.559719	3.95%	0
2013	10.846704	13.044139	20.26%	0
2012	9.567441	10.846704	13.37%	0
2011	10.383035	9.567441	-7.86%	0
2010	9.091762	10.383035	14.20%	0
2009	6.965163	9.091762	30.53%	0
2008	11.050495	6.965163	-36.97%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	12.163930	14.168896	16.48%	0
2016	12.110210	12.163930	0.44%	0
2015	12.342451	12.110210	-1.88%	0
2014	11.895305	12.342451	3.76%	0
2013	9.911662	11.895305	20.01%	0
2012	8.759567	9.911662	13.15%	0
2011	9.526166	8.759567	-8.05%	0
2010	8.352408	9.526166	14.05%	0
2009	6.417067	8.352408	30.16%	0
2008	10.191098	6.417067	-37.03%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	16.745544	19.136085	14.28%	0
2016	15.896505	16.745544	5.34%	0
2015	16.089771	15.896505	-1.20%	0
2014	14.867698	16.089771	8.22%	0
2013	12.656792	14.867698	17.47%	0
2012	11.201288	12.656792	12.99%	0
2011	11.842074	11.201288	-5.41%	0
2010	10.210071	11.842074	15.98%	0
2009	7.507100	10.210071	36.01%	0
2008	11.575353	7.507100	-35.15%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	17.114927	19.536374	14.15%	0
2016	16.274315	17.114927	5.17%	0
2015	16.496324	16.274315	-1.35%	0
2014	15.253404	16.496324	8.15%	0
2013	13.008709	15.253404	17.26%	0
2012	11.525992	13.008709	12.86%	0
2011	12.191350	11.525992	-5.46%	0
2010	10.531949	12.191350	15.76%	0
2009	7.745702	10.531949	35.97%	0
2008	11.966043	7.745702	-35.27%	544

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	14.728614	17.919274	21.66%	0
2016	14.580723	14.728614	1.01%	0
2015	14.663246	14.580723	-0.56%	0
2014	13.452522	14.663246	9.00%	0
2013	9.888749	13.452522	36.04%	0
2012	8.205246	9.888749	20.52%	0
2011	8.577140	8.205246	-4.34%	0
2010	7.390331	8.577140	16.06%	0
2009	5.531486	7.390331	33.60%	0
2008	9.568311	5.531486	-42.19%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	14.366243	17.441880	21.41%	0
2016	14.235463	14.366243	0.92%	0
2015	14.334821	14.235463	-0.69%	0
2014	13.177999	14.334821	8.78%	0
2013	9.696544	13.177999	35.90%	0
2012	8.069341	9.696544	20.17%	497
2011	8.442286	8.069341	-4.42%	497
2010	7.278990	8.442286	15.98%	497
2009	5.453249	7.278990	33.48%	725
2008	9.458655	5.453249	-42.35%	725
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.671373	19.596223	10.89%	0
2016	15.246536	17.671373	15.90%	0
2015	16.171429	15.246536	-5.72%	0
2014	15.141836	16.171429	6.80%	0
2013	12.032916	15.141836	25.84%	0
2012	10.446041	12.032916	15.19%	0
2011	10.535840	10.446041	-0.85%	0
2010	9.312785	10.535840	13.13%	0
2009	7.285831	9.312785	27.82%	0
2008	12.936709	7.285831	-43.68%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	18.823355	20.845115	10.74%	7,267
2016	16.267178	18.823355	15.71%	7,076
2015	17.280971	16.267178	-5.87%	7,283
2014	16.205656	17.280971	6.64%	7,056
2013	12.896920	16.205656	25.66%	7,119
2012	11.208791	12.896920	15.06%	7,282
2011	11.328060	11.208791	-1.05%	7,461
2010	10.027926	11.328060	12.97%	7,526
2009	7.854230	10.027926	27.68%	7,335
2008	13.972189	7.854230	-43.79%	5,723

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	10.461030	10.353564	-1.03%	0
2016	10.619736	10.461030	-1.49%	0
2015	10.800353	10.619736	-1.67%	0
2014	10.986036	10.800353	-1.69%	0
2013	11.172775	10.986036	-1.67%	0
2012	11.351091	11.172775	-1.57%	0
2011	11.534265	11.351091	-1.59%	0
2010	11.705296	11.534265	-1.46%	0
2009	11.822500	11.705296	-0.99%	0
2008	11.673439	11.822500	1.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	16.587902	19.041780	14.79%	0
2016	14.553463	16.587902	13.98%	0
2015	15.161587	14.553463	-4.01%	0
2014	13.972515	15.161587	8.51%	0
2013	10.650427	13.972515	31.19%	0
2012	9.151091	10.650427	16.38%	0
2011	9.164718	9.151091	-0.15%	0
2010	8.130901	9.164718	12.71%	0
2009	6.504780	8.130901	25.00%	0
2008	11.365422	6.504780	-42.77%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	16.679845	19.120971	14.64%	0
2016	14.651280	16.679845	13.85%	0
2015	15.292892	14.651280	-4.20%	0
2014	14.113861	15.292892	8.35%	0
2013	10.775180	14.113861	30.98%	0
2012	9.270344	10.775180	16.23%	0
2011	9.303904	9.270344	-0.36%	0
2010	8.262679	9.303904	12.60%	0
2009	6.617745	8.262679	24.86%	49
2008	11.587292	6.617745	-42.89%	49
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.494172	19.235964	32.72%	0
2016	14.639668	14.494172	-0.99%	0
2015	13.911694	14.639668	5.23%	0
2014	12.728212	13.911694	9.30%	0
2013	9.506510	12.728212	33.89%	0
2012	8.443178	9.506510	12.59%	0
2011	8.576777	8.443178	-1.56%	0
2010	7.033050	8.576777	21.95%	0
2009	5.583142	7.033050	25.97%	0
2008	10.764399	5.583142	-48.13%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	11.074978	14.677893	32.53%	4,238
2016	11.204370	11.074978	-1.15%	5,052
2015	10.661993	11.204370	5.09%	5,327
2014	9.770368	10.661993	9.13%	5,599
2013	7.308253	9.770368	33.69%	5,888
2012	6.498908	7.308253	12.45%	4,238
2011	6.613218	6.498908	-1.73%	4,238
2010	5.431450	6.613218	21.76%	4,238
2009	4.317882	5.431450	25.79%	4,238
2008	8.336685	4.317882	-48.21%	5,236
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	14.232004	14.980015	5.26%	0
2016	12.658153	14.232004	12.43%	0
2015	13.379613	12.658153	-5.39%	0
2014	13.466297	13.379613	-0.64%	0
2013	12.939146	13.466297	4.07%	0
2012	11.527067	12.939146	12.25%	0
2011	11.282982	11.527067	2.16%	0
2010	10.087208	11.282982	11.85%	0
2009	7.137243	10.087208	41.33%	0
2008	9.689202	7.137243	-26.34%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	15.102234	15.872599	5.10%	92
2016	13.456057	15.102234	12.23%	88
2015	14.239250	13.456057	-5.50%	89
2014	14.355692	14.239250	-0.81%	0
2013	13.816642	14.355692	3.90%	0
2012	12.333054	13.816642	12.03%	0
2011	12.096337	12.333054	1.96%	0
2010	10.825339	12.096337	11.74%	0
2009	7.676108	10.825339	41.03%	0
2008	10.431537	7.676108	-26.41%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	16.780315	20.077746	19.65%	1,338
2016	15.259879	16.780315	9.96%	1,353
2015	15.319371	15.259879	-0.39%	1,354
2014	13.722123	15.319371	11.64%	1,363
2013	10.555769	13.722123	30.00%	1,377
2012	9.264281	10.555769	13.94%	1,398
2011	9.235851	9.264281	0.31%	1,404
2010	8.168309	9.235851	13.07%	1,412
2009	6.563319	8.168309	24.45%	1,417
2008	10.598174	6.563319	-38.07%	1,948

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	17.650842	18.083275	2.45%	244
2016	17.142447	17.650842	2.97%	219
2015	17.543350	17.142447	-2.29%	219
2014	16.863942	17.543350	4.03%	215
2013	17.466074	16.863942	-3.45%	210
2012	16.779185	17.466074	4.09%	179
2011	15.902308	16.779185	5.51%	172
2010	15.006067	15.902308	5.97%	171
2009	13.191412	15.006067	13.76%	169
2008	13.870262	13.191412	-4.89%	157
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	55.310683	65.630543	18.66%	0
2016	50.185719	55.310683	10.21%	0
2015	51.831089	50.185719	-3.17%	0
2014	49.650975	51.831089	4.39%	0
2013	37.122048	49.650975	33.75%	0
2012	32.910995	37.122048	12.80%	0
2011	37.497800	32.910995	-12.23%	0
2010	29.638492	37.497800	26.52%	0
2009	21.534062	29.638492	37.64%	0
2008	36.215259	21.534062	-40.54%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	34.016702	40.307728	18.49%	933
2016	30.917044	34.016702	10.03%	1,178
2015	31.972526	30.917044	-3.30%	1,214
2014	30.675250	31.972526	4.23%	1,249
2013	22.967228	30.675250	33.56%	1,285
2012	20.395263	22.967228	12.61%	1,979
2011	23.273141	20.395263	-12.37%	2,225
2010	18.414085	23.273141	26.39%	3,395
2009	13.404078	18.414085	37.38%	2,711
2008	22.579167	13.404078	-40.64%	6,316
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.439458	15.909896	27.90%	0
2016	13.337069	12.439458	-6.73%	0
2015	13.110149	13.337069	1.73%	0
2014	14.522042	13.110149	-9.72%	0
2013	11.331040	14.522042	28.16%	0
2012	9.563041	11.331040	18.49%	0
2011	11.753048	9.563041	-18.63%	0
2010	10.581339	11.753048	11.07%	0
2009	8.513548	10.581339	24.29%	0
2008	15.429063	8.513548	-44.82%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.807151	12.532068	27.79%	762
2016	10.531108	9.807151	-6.87%	784
2015	10.371359	10.531108	1.54%	1,073
2014	11.505337	10.371359	-9.86%	553
2013	8.991714	11.505337	27.95%	553
2012	7.599005	8.991714	18.33%	553
2011	9.351880	7.599005	-18.74%	680
2010	8.431746	9.351880	10.91%	702
2009	6.795715	8.431746	24.07%	726
2008	12.336679	6.795715	-44.91%	726
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	19.392804	22.025761	13.58%	0
2016	17.629560	19.392804	10.00%	0
2015	18.082129	17.629560	-2.50%	0
2014	16.526414	18.082129	9.41%	0
2013	12.708273	16.526414	30.04%	0
2012	10.702283	12.708273	18.74%	0
2011	11.171858	10.702283	-4.20%	0
2010	9.653161	11.171858	15.73%	0
2009	6.898839	9.653161	39.92%	0
2008	13.126036	6.898839	-47.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	18.931424	21.469730	13.41%	0
2016	17.239281	18.931424	9.82%	0
2015	17.709765	17.239281	-2.66%	0
2014	16.215170	17.709765	9.22%	0
2013	12.479387	16.215170	29.94%	0
2012	10.531542	12.479387	18.50%	0
2011	11.008165	10.531542	-4.33%	0
2010	9.529249	11.008165	15.52%	0
2009	6.821757	9.529249	39.69%	0
2008	12.996811	6.821757	-47.51%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	23.393586	27.414948	17.19%	0
2016	21.736704	23.393586	7.62%	0
2015	22.809445	21.736704	-4.70%	0
2014	21.748426	22.809445	4.88%	0
2013	16.960648	21.748426	28.23%	0
2012	13.575489	16.960648	24.94%	0
2011	15.150416	13.575489	-10.40%	0
2010	12.187926	15.150416	24.31%	0
2009	7.877359	12.187926	54.72%	0
2008	16.413919	7.877359	-52.01%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	21.628367	25.319673	17.07%	328
2016	20.134507	21.628367	7.42%	524
2015	21.157769	20.134507	-4.84%	560
2014	20.207548	21.157769	4.70%	596
2013	15.790595	20.207548	27.97%	633
2012	12.642594	15.790595	24.90%	669
2011	14.138647	12.642594	-10.58%	710
2010	11.384502	14.138647	24.19%	1,135
2009	7.369529	11.384502	54.48%	1,202
2008	15.390458	7.369529	-52.12%	3,293
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.641791	13.916139	10.08%	0
2016	11.362201	12.641791	11.26%	0
2015	12.324485	11.362201	-7.81%	0
2014	12.190439	12.324485	1.10%	0
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	0
2009	6.580310	8.425280	28.04%	0
2008*	10.000000	6.580310	-34.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	22.816265	27.105905	18.80%	0
2016	19.951910	22.816265	14.36%	0
2015	21.014811	19.951910	-5.06%	0
2014	19.611988	21.014811	7.15%	0
2013	15.340823	19.611988	27.84%	0
2012	13.912793	15.340823	10.26%	0
2011	13.314924	13.912793	4.49%	0
2010	11.199776	13.314924	18.89%	0
2009	9.682314	11.199776	15.67%	0
2008	13.482615	9.682314	-28.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.652238	18.005835	15.04%	0
2016	14.812726	15.652238	5.67%	0
2015	16.083577	14.812726	-7.90%	0
2014	18.360724	16.083577	-12.40%	0
2013	15.151741	18.360724	21.18%	0
2012	12.997331	15.151741	16.58%	0
2011	14.763842	12.997331	-11.97%	0
2010	13.820056	14.763842	6.83%	0
2009	10.236559	13.820056	35.01%	0
2008	17.424713	10.236559	-41.25%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.537855	20.651561	24.87%	76
2016	16.490481	16.537855	0.29%	84
2015	16.014951	16.490481	2.97%	910
2014	15.061591	16.014951	6.33%	918
2013	10.960255	15.061591	37.42%	927
2012	9.832900	10.960255	11.47%	936
2011	10.685443	9.832900	-7.98%	355
2010	9.091331	10.685443	17.53%	745
2009	5.583410	9.091331	62.83%	1,648
2008	11.162720	5.583410	-49.98%	1,707
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	20.598151	23.807884	15.58%	420
2016	17.910824	20.598151	15.00%	420
2015	19.423870	17.910824	-7.79%	1,184
2014	18.111550	19.423870	7.25%	1,184
2013	13.582193	18.111550	33.35%	1,184
2012	11.618795	13.582193	16.90%	2,591
2011	12.073857	11.618795	-3.77%	5,522
2010	10.616214	12.073857	13.73%	6,505
2009	8.410578	10.616214	26.22%	5,353
2008	13.327892	8.410578	-36.89%	8,504
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	15.950800	17.746322	11.26%	0
2016	14.715497	15.950800	8.39%	0
2015	15.886690	14.715497	-7.37%	0
2014	14.944070	15.886690	6.31%	0
2013	11.762098	14.944070	27.05%	0
2012	10.507340	11.762098	11.94%	0
2011	10.695442	10.507340	-1.76%	0
2010	9.931322	10.695442	7.69%	0
2009	7.874708	9.931322	26.12%	0
2008	11.467680	7.874708	-31.33%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	15.538523	17.242091	10.96%	0
2016	14.367021	15.538523	8.15%	0
2015	15.548875	14.367021	-7.60%	439
2014	14.666952	15.548875	6.01%	439
2013	11.572056	14.666952	26.74%	439
2012	10.362023	11.572056	11.68%	439
2011	10.571893	10.362023	-1.99%	1,257
2010	9.844144	10.571893	7.39%	1,653
2009	7.824811	9.844144	25.81%	1,303
2008	11.424371	7.824811	-31.51%	1,303

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	20.336801	24.535596	20.65%	0
2016	20.832680	20.336801	-2.38%	0
2015	21.762294	20.832680	-4.27%	138
2014	22.118813	21.762294	-1.61%	138
2013	18.953583	22.118813	16.70%	138
2012	16.729987	18.953583	13.29%	138
2011	18.298247	16.729987	-8.57%	138
2010	16.530273	18.298247	10.70%	262
2009	12.464497	16.530273	32.62%	409
2008	21.328286	12.464497	-41.56%	409
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	20.682731	23.365437	12.97%	0
2016	18.547676	20.682731	11.51%	0
2015	19.660478	18.547676	-5.66%	0
2014	19.151315	19.660478	2.66%	0
2013	15.124371	19.151315	26.63%	0
2012	13.867387	15.124371	9.06%	0
2011	15.067784	13.867387	-7.97%	0
2010	13.432504	15.067784	12.17%	0
2009	10.494240	13.432504	28.00%	0
2008	14.935532	10.494240	-29.74%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.691571	16.486752	20.42%	0
2016	13.823261	13.691571	-0.95%	0
2015	13.894730	13.823261	-0.51%	0
2014	13.083536	13.894730	6.20%	0
2013	9.714056	13.083536	34.69%	0
2012*	10.000000	9.714056	-2.86%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.559441	16.281051	20.07%	0
2016	13.714804	13.559441	-1.13%	0
2015	13.808159	13.714804	-0.68%	0
2014	13.043688	13.808159	5.86%	0
2013	9.713629	13.043688	34.28%	0
2012*	10.000000	9.713629	-2.86%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.348319	15.519846	16.27%	0
2016	13.936460	13.348319	-4.22%	0
2015	15.468629	13.936460	-9.91%	0
2014	16.610787	15.468629	-6.88%	0
2013	13.504107	16.610787	23.01%	845
2012	11.527620	13.504107	17.15%	845
2011	12.637243	11.527620	-8.78%	845
2010	11.829411	12.637243	6.83%	1,690
2009*	10.000000	11.829411	18.29%	1,690

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.796422	11.053618	25.66%	0
2016	7.408585	8.796422	18.73%	0
2015	9.427617	7.408585	-21.42%	0
2014*	10.000000	9.427617	-5.72%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	14.063530	17.513377	24.53%	0
2016	13.674870	14.063530	2.84%	0
2015	13.320927	13.674870	2.66%	0
2014	12.482946	13.320927	6.71%	0
2013	9.254463	12.482946	34.89%	0
2012	8.086767	9.254463	14.44%	0
2011	8.766800	8.086767	-7.76%	1,495
2010	6.902462	8.766800	27.01%	1,828
2009	4.971189	6.902462	38.85%	780
2008	10.447828	4.971189	-52.42%	2,252
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.597987	24.338935	24.19%	0
2016	18.323715	19.597987	6.95%	0
2015	19.049389	18.323715	-3.81%	0
2014	20.948920	19.049389	-9.07%	0
2013	15.090800	20.948920	38.82%	0
2012	12.698638	15.090800	18.84%	0
2011	14.432424	12.698638	-12.01%	0
2010	10.800166	14.432424	33.63%	1
2009	6.743681	10.800166	60.15%	1
2008	11.343438	6.743681	-40.55%	4
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.588130	27.211132	15.36%	0
2016	21.089623	23.588130	11.85%	0
2015	21.656631	21.089623	-2.62%	0
2014	19.991545	21.656631	8.33%	0
2013	14.998315	19.991545	33.29%	932
2012	13.167049	14.998315	13.91%	932
2011	13.457059	13.167049	-2.16%	3,562
2010	12.309015	13.457059	9.33%	3,953
2009	10.226012	12.309015	20.37%	1,187
2008	15.467642	10.226012	-33.89%	6,795
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.697494	19.570082	24.67%	0
2016	15.377499	15.697494	2.08%	0
2015	14.713506	15.377499	4.51%	0
2014	14.800315	14.713506	-0.59%	0
2013	11.796298	14.800315	25.47%	2,681
2012	10.351608	11.796298	13.96%	2,681
2011	10.720815	10.351608	-3.44%	2,681
2010*	10.000000	10.720815	7.21%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.101943	12.721387	25.93%	7,436
2016	9.708973	10.101943	4.05%	7,566
2015*	10.000000	9.708973	-2.91%	7,485
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.882287	13.410381	4.10%	0
2016	12.379052	12.882287	4.07%	0
2015	12.698828	12.379052	-2.52%	0
2014	12.009836	12.698828	5.74%	0
2013	12.288834	12.009836	-2.27%	0
2012	11.449331	12.288834	7.33%	0
2011	11.049723	11.449331	3.62%	0
2010	10.519334	11.049723	5.04%	0
2009	9.783489	10.519334	7.52%	0
2008	11.114815	9.783489	-11.98%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.467351	26.082134	6.60%	0
2016	20.704429	24.467351	18.17%	0
2015	22.041574	20.704429	-6.07%	0
2014	19.852310	22.041574	11.03%	0
2013	15.337695	19.852310	29.43%	0
2012	13.634017	15.337695	12.50%	0
2011	13.802178	13.634017	-1.22%	0
2010	12.408774	13.802178	11.23%	0
2009*	10.000000	12.408774	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.076100	17.161173	13.83%	0
2016	14.069845	15.076100	7.15%	0
2015	14.173682	14.069845	-0.73%	0
2014	13.733446	14.173682	3.21%	0
2013	11.332197	13.733446	21.19%	0
2012	9.962813	11.332197	13.74%	9,407
2011	10.041443	9.962813	-0.78%	0
2010	9.119112	10.041443	10.11%	0
2009	7.516796	9.119112	21.32%	0
2008	10.889310	7.516796	-30.97%	1,839
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.256925	11.421491	1.46%	0
2016	11.155397	11.256925	0.91%	0
2015	11.374590	11.155397	-1.93%	0
2014	11.022540	11.374590	3.19%	0
2013	11.509405	11.022540	-4.23%	0
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	0
2009	9.344260	10.301441	10.24%	0
2008	10.547109	9.344260	-11.40%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.463347	19.908674	28.75%	0
2016	15.700635	15.463347	-1.51%	0
2015	14.991293	15.700635	4.73%	451
2014	14.975661	14.991293	0.10%	451
2013	11.842648	14.975661	26.46%	451
2012	9.868315	11.842648	20.01%	451
2011	11.069150	9.868315	-10.85%	451
2010	10.117159	11.069150	9.41%	858
2009	7.268248	10.117159	39.20%	1,338
2008	12.049870	7.268248	-39.68%	1,338
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.079854	20.201326	25.63%	0
2016	14.997800	16.079854	7.21%	0
2015	14.335786	14.997800	4.62%	228
2014	13.495092	14.335786	6.23%	228
2013	10.592016	13.495092	27.41%	228
2012	9.178394	10.592016	15.40%	228
2011	9.796069	9.178394	-6.31%	228
2010	8.431393	9.796069	16.19%	434
2009	6.180334	8.431393	36.42%	676
2008	11.270518	6.180334	-45.16%	4,273
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.181475	16.997979	19.86%	0
2016	12.986218	14.181475	9.20%	0
2015	13.068798	12.986218	-0.63%	0
2014	12.061248	13.068798	8.35%	0
2013	9.227568	12.061248	30.71%	0
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
2008	9.779553	5.953882	-39.12%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.547561	11.069367	4.95%	0
2016	9.398907	10.547561	12.22%	0
2015	9.817444	9.398907	-4.26%	0
2014*	10.000000	9.817444	-1.83%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.887367	17.032228	22.65%	0
2016	12.441796	13.887367	11.62%	0
2015	12.809764	12.441796	-2.87%	0
2014	12.229160	12.809764	4.75%	0
2013	8.667391	12.229160	41.09%	0
2012	7.547054	8.667391	14.84%	0
2011	8.690267	7.547054	-13.16%	0
2010	7.661662	8.690267	13.43%	0
2009	5.095443	7.661662	50.36%	0
2008*	10.000000	5.095443	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.741745	18.356134	16.61%	0
2016	14.542676	15.741745	8.25%	0
2015	14.842251	14.542676	-2.02%	0
2014	13.651492	14.842251	8.72%	0
2013	10.007801	13.651492	36.41%	0
2012	9.131281	10.007801	9.60%	0
2011	9.593953	9.131281	-4.82%	0
2010	7.897457	9.593953	21.48%	0
2009	6.107929	7.897457	29.30%	0
2008*	10.000000	6.107929	-38.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.620009	18.175025	16.36%	0
2016	14.430604	15.620009	8.24%	0
2015	14.741852	14.430604	-2.11%	0
2014	13.570562	14.741852	8.63%	0
2013	9.963831	13.570562	36.20%	0
2012	9.100603	9.963831	9.49%	0
2011	9.570204	9.100603	-4.91%	0
2010	7.879127	9.570204	21.46%	0
2009	6.106026	7.879127	29.04%	0
2008*	10.000000	6.106026	-38.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.859177	15.144024	17.77%	0
2016	12.071335	12.859177	6.53%	0
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.530727	13.802850	10.15%	0
2016	12.013058	12.530727	4.31%	0
2015	12.351672	12.013058	-2.74%	0
2014	12.047546	12.351672	2.52%	0
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	655
2011	10.096181	9.791400	-3.02%	655
2010	9.302682	10.096181	8.53%	655
2009	7.898055	9.302682	17.78%	655
2008*	10.000000	7.898055	-21.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.881021	14.664107	13.84%	0
2016	12.209243	12.881021	5.50%	0
2015	12.587649	12.209243	-3.01%	0
2014	12.230803	12.587649	2.92%	0
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0
2008*	10.000000	7.177820	-28.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.685343	12.217644	4.56%	0
2016	11.362705	11.685343	2.84%	0
2015	11.644681	11.362705	-2.42%	0
2014	11.463574	11.644681	1.58%	0
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	253
2011	10.550197	10.517582	-0.31%	253
2010	10.049218	10.550197	4.99%	253
2009	9.045270	10.049218	11.10%	498
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.737951	14.271248	12.04%	0
2016	12.139533	12.737951	4.93%	0
2015	12.482534	12.139533	-2.75%	0
2014	12.143433	12.482534	2.79%	0
2013	10.486339	12.143433	15.80%	0
2012	9.493730	10.486339	10.46%	0
2011	9.888232	9.493730	-3.99%	6,532
2010	9.032136	9.888232	9.48%	6,532
2009	7.534670	9.032136	19.87%	7,010
2008*	10.000000	7.534670	-24.65%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.820152	14.880103	16.07%	0
2016	12.121100	12.820152	5.77%	0
2015	12.519506	12.121100	-3.18%	0
2014	12.180379	12.519506	2.78%	0
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.338365	13.328249	8.02%	0
2016	11.840961	12.338365	4.20%	0
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	257
2011	10.262408	10.061041	-1.96%	257
2010	9.574869	10.262408	7.18%	257
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.358511	12.683163	2.63%	0
2016	11.933651	12.358511	3.56%	0
2015	12.228109	11.933651	-2.41%	0
2014	11.840976	12.228109	3.27%	0
2013	12.280514	11.840976	-3.58%	0
2012	11.594400	12.280514	5.92%	0
2011	11.064660	11.594400	4.79%	0
2010	10.514058	11.064660	5.24%	0
2009	9.832166	10.514058	6.94%	0
2008*	10.000000	9.832166	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.075913	12.367350	2.41%	0
2016	11.698630	12.075913	3.23%	0
2015	12.006669	11.698630	-2.57%	0
2014	11.668360	12.006669	2.90%	0
2013	12.128324	11.668360	-3.79%	1,251
2012	11.479579	12.128324	5.65%	1,251
2011	10.991856	11.479579	4.44%	1,251
2010	10.472120	10.991856	4.96%	1,251
2009	9.810381	10.472120	6.75%	1,251
2008*	10.000000	9.810381	-1.90%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.925239	13.184744	2.01%	0
2016	12.723700	12.925239	1.58%	0
2015	13.011044	12.723700	-2.21%	0
2014	12.619991	13.011044	3.10%	0
2013	13.106782	12.619991	-3.71%	805
2012	12.447959	13.106782	5.29%	805
2011	11.940533	12.447959	4.25%	805
2010	11.235352	11.940533	6.28%	0
2009	9.816183	11.235352	14.46%	0
2008*	10.000000	9.816183	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	20.127966	27.943450	38.83%	0
2016	19.050389	20.127966	5.66%	0
2015	23.135653	19.050389	-17.66%	87
2014	24.966502	23.135653	-7.33%	87
2013	25.289828	24.966502	-1.28%	0
2012	21.991690	25.289828	15.00%	0
2011	28.902667	21.991690	-23.91%	0
2010	25.365736	28.902667	13.94%	0
2009	15.822270	25.365736	60.32%	0
2008	38.261317	15.822270	-58.65%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.239456	13.286280	0.35%	0
2016	13.368641	13.239456	-0.97%	0
2015	13.614651	13.368641	-1.81%	0
2014	13.244928	13.614651	2.79%	54
2013	14.043536	13.244928	-5.69%	144
2012	13.863230	14.043536	1.30%	277
2011	13.148376	13.863230	5.44%	578
2010	12.765328	13.148376	3.00%	924
2009	12.646087	12.765328	0.94%	1,381
2008	11.942823	12.646087	5.89%	1,957
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.119562	9.002731	-1.28%	1,973
2016	9.276131	9.119562	-1.69%	2,180
2015	9.436554	9.276131	-1.70%	2,398
2014	9.599746	9.436554	-1.70%	2,615
2013	9.765758	9.599746	-1.70%	2,833
2012	9.935112	9.765758	-1.70%	3,061
2011	10.106446	9.935112	-1.70%	3,253
2010	10.281211	10.106446	-1.70%	10,927
2009	10.454628	10.281211	-1.66%	14,308
2008	10.421407	10.454628	0.32%	11,624

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.186707	10.226922	24.92%	0
2016	8.275452	8.186707	-1.07%	0
2015	8.698760	8.275452	-4.87%	0
2014	8.913363	8.698760	-2.41%	0
2013	7.712871	8.913363	15.56%	0
2012	6.809681	7.712871	13.26%	0
2011	7.696934	6.809681	-11.53%	0
2010	6.928966	7.696934	11.08%	0
2009	5.445149	6.928966	27.25%	0
2008*	10.000000	5.445149	-45.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.399055	22.584795	16.42%	0
2016	18.026848	19.399055	7.61%	0
2015	18.523510	18.026848	-2.68%	0
2014	17.949033	18.523510	3.20%	0
2013	14.349471	17.949033	25.08%	1,164
2012	12.595161	14.349471	13.93%	1,923
2011	13.336886	12.595161	-5.56%	1,923
2010	11.835911	13.336886	12.68%	2,734
2009	9.465454	11.835911	25.04%	7,392
2008	15.246911	9.465454	-37.92%	20,784
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.570464	17.010253	9.25%	0
2016	14.899909	15.570464	4.50%	0
2015	15.183966	14.899909	-1.87%	0
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	3,968
2012	12.319785	13.246513	7.52%	3,968
2011	12.422474	12.319785	-0.83%	3,968
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.962277	20.272668	12.86%	0
2016	16.959497	17.962277	5.91%	0
2015	17.345066	16.959497	-2.22%	0
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.586902	14.115564	3.89%	0
2016	13.256031	13.586902	2.50%	0
2015	13.449669	13.256031	-1.44%	0
2014	13.169901	13.449669	2.12%	152
2013	12.780157	13.169901	3.05%	406
2012	12.361915	12.780157	3.38%	3,951
2011	12.217129	12.361915	1.19%	5,006
2010	11.736764	12.217129	4.09%	5,817
2009	10.945387	11.736764	7.23%	3,100
2008	11.848308	10.945387	-7.62%	4,273
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.050003	18.927653	11.01%	1,588
2016	16.187756	17.050003	5.33%	3,459
2015	16.523017	16.187756	-2.03%	3,584
2014	15.980768	16.523017	3.39%	3,716
2013	13.939325	15.980768	14.65%	3,845
2012	12.797314	13.939325	8.92%	8,057
2011	13.023419	12.797314	-1.74%	8,620
2010	11.944897	13.023419	9.03%	17,952
2009	10.199700	11.944897	17.11%	15,231
2008	13.509994	10.199700	-24.50%	8,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.544488	21.270699	14.70%	5,689
2016	17.389419	18.544488	6.64%	5,556
2015	17.820221	17.389419	-2.42%	6,284
2014	17.272210	17.820221	3.17%	6,625
2013	14.357881	17.272210	20.30%	7,149
2012	12.839953	14.357881	11.82%	8,943
2011	13.345367	12.839953	-3.79%	9,442
2010	12.031817	13.345367	10.92%	8,738
2009	9.839727	12.031817	22.28%	11,166
2008	14.590137	9.839727	-32.56%	27,952
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.564741	16.710284	7.36%	6,142
2016	14.978933	15.564741	3.91%	6,142
2015	15.242640	14.978933	-1.73%	6,142
2014	14.804592	15.242640	2.96%	6,200
2013	13.630124	14.804592	8.62%	6,296
2012	12.834519	13.630124	6.20%	6,438
2011	12.792143	12.834519	0.33%	9,637
2010	11.991995	12.792143	6.67%	10,210
2009	10.648772	11.991995	12.61%	10,038
2008	12.751344	10.648772	-16.49%	15,380

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.418915	29.309966	25.16%	0
2016	22.987792	23.418915	1.88%	0
2015	22.252042	22.987792	3.31%	0
2014	20.805982	22.252042	6.95%	0
2013	15.482901	20.805982	34.38%	0
2012	13.271445	15.482901	16.66%	0
2011	13.808941	13.271445	-3.89%	0
2010	12.911434	13.808941	6.95%	0
2009*	10.000000	12.911434	29.11%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.955457	28.674789	24.91%	7,038
2016	22.600034	22.955457	1.57%	7,674
2015	21.933146	22.600034	3.04%	7,608
2014	20.552673	21.933146	6.72%	7,841
2013	15.341284	20.552673	33.97%	8,013
2012	13.179314	15.341284	16.40%	8,465
2011	13.749831	13.179314	-4.15%	14,904
2010	12.889699	13.749831	6.67%	18,883
2009*	10.000000	12.889699	28.90%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	28.792288	32.770426	13.82%	0
2016	24.348603	28.792288	18.25%	0
2015	25.413747	24.348603	-4.19%	0
2014	23.627465	25.413747	7.56%	0
2013	18.065559	23.627465	30.79%	0
2012	15.645031	18.065559	15.47%	0
2011	16.330567	15.645031	-4.20%	0
2010	13.163628	16.330567	24.06%	0
2009	9.792131	13.163628	34.43%	0
2008	15.678812	9.792131	-37.55%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	26.636617	30.263311	13.62%	0
2016	22.577447	26.636617	17.98%	0
2015	23.622706	22.577447	-4.42%	0
2014	22.011492	23.622706	7.32%	0
2013	16.860549	22.011492	30.55%	0
2012	14.626125	16.860549	15.28%	0
2011	15.288024	14.626125	-4.33%	235
2010	12.356176	15.288024	23.73%	235
2009	9.208623	12.356176	34.18%	235
2008	14.779688	9.208623	-37.69%	1,722

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.879164	12.191726	23.41%	0
2016	10.304247	9.879164	-4.13%	0
2015	10.551539	10.304247	-2.34%	0
2014	10.881151	10.551539	-3.03%	0
2013	9.142317	10.881151	19.02%	0
2012	8.051216	9.142317	13.55%	0
2011	9.062326	8.051216	-11.16%	0
2010	8.100611	9.062326	11.87%	0
2009	6.054548	8.100611	33.79%	0
2008*	10.000000	6.054548	-39.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.684331	10.494282	20.84%	0
2016	8.395415	8.684331	3.44%	0
2015	9.001464	8.395415	-6.73%	0
2014*	10.000000	9.001464	-9.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.627756	10.392826	20.46%	0
2016	8.360100	8.627756	3.20%	0
2015	8.985025	8.360100	-6.96%	0
2014*	10.000000	8.985025	-10.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.317645	18.280470	27.68%	0
2016	14.280374	14.317645	0.26%	0
2015	14.086480	14.280374	1.38%	0
2014	13.009812	14.086480	8.28%	0
2013	9.846233	13.009812	32.13%	0
2012	8.624835	9.846233	14.16%	0
2011	9.066774	8.624835	-4.87%	0
2010	7.995483	9.066774	13.40%	0
2009	6.288065	7.995483	27.15%	0
2008*	10.000000	6.288065	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.479495	16.278314	12.42%	234
2016	12.692602	14.479495	14.08%	234
2015	13.371647	12.692602	-5.08%	1,396
2014	12.338983	13.371647	8.37%	1,467
2013	9.296096	12.338983	32.73%	1,585
2012	8.042434	9.296096	15.59%	3,646
2011	8.712042	8.042434	-7.69%	5,236
2010	7.860693	8.712042	10.83%	6,808
2009	6.276217	7.860693	25.25%	8,283
2008*	10.000000	6.276217	-37.24%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.414117	18.069739	25.36%	0
2016	13.825497	14.414117	4.26%	0
2015	14.113403	13.825497	-2.04%	0
2014	13.842586	14.113403	1.96%	0
2013	10.159648	13.842586	36.25%	0
2012	9.015486	10.159648	12.69%	0
2011	9.598319	9.015486	-6.07%	0
2010	7.720646	9.598319	24.32%	0
2009	6.198650	7.720646	24.55%	0
2008*	10.000000	6.198650	-38.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.733961	20.965038	11.91%	0
2016	16.205808	18.733961	15.60%	0
2015	16.975956	16.205808	-4.54%	0
2014	14.757742	16.975956	15.03%	0
2013	11.065093	14.757742	33.37%	0
2012	9.675375	11.065093	14.36%	0
2011	10.076273	9.675375	-3.98%	0
2010	8.568256	10.076273	17.60%	0
2009	6.680815	8.568256	28.25%	0
2008*	10.000000	6.680815	-33.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	15.803560	19.364719	22.53%	0
2016	14.877279	15.803560	6.23%	0
2015	15.054851	14.877279	-1.18%	0
2014	14.936119	15.054851	0.79%	0
2013	10.555210	14.936119	41.50%	0
2012	9.495007	10.555210	11.17%	0
2011	9.742793	9.495007	-2.54%	861
2010	7.922285	9.742793	22.98%	861
2009	6.336594	7.922285	25.02%	0
2008	12.057589	6.336594	-47.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	27.463882	29.445248	7.21%	0
2016	22.184435	27.463882	23.80%	0
2015	24.014429	22.184435	-7.62%	0
2014	22.826817	24.014429	5.20%	0
2013	16.539351	22.826817	38.02%	0
2012	13.969825	16.539351	18.39%	0
2011	14.970004	13.969825	-6.68%	0
2010	12.028519	14.970004	24.45%	0
2009	9.695003	12.028519	24.07%	0
2008	14.536925	9.695003	-33.31%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	24.610760	26.311260	6.91%	3,545
2016	19.930203	24.610760	23.48%	3,600
2015	21.635669	19.930203	-7.88%	3,639
2014	20.615179	21.635669	4.95%	3,545
2013	14.977072	20.615179	37.64%	3,463
2012	12.665032	14.977072	18.26%	3,732
2011	13.626743	12.665032	-7.06%	4,540
2010	10.960475	13.626743	24.33%	4,495
2009	8.859064	10.960475	23.72%	4,011
2008	13.312533	8.859064	-33.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	27.177206	30.319937	11.56%	0
2016	22.506988	27.177206	20.75%	0
2015	23.276895	22.506988	-3.31%	0
2014	23.488028	23.276895	-0.90%	0
2013	16.957288	23.488028	38.51%	0
2012	14.935792	16.957288	13.53%	0
2011	16.087934	14.935792	-7.16%	0
2010	13.059344	16.087934	23.19%	0
2009	9.862655	13.059344	32.41%	0
2008	16.232644	9.862655	-39.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	26.868051	29.898843	11.28%	72
2016	22.303365	26.868051	20.47%	80
2015	23.127409	22.303365	-3.56%	88
2014	23.397331	23.127409	-1.15%	96
2013	16.934590	23.397331	38.16%	104
2012	14.951501	16.934590	13.26%	112
2011	16.146569	14.951501	-7.40%	1,385
2010	13.142599	16.146569	22.86%	1,653
2009	9.945633	13.142599	32.14%	464
2008	16.413170	9.945633	-39.40%	5,608
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	15.011690	17.744867	18.21%	0
2016	13.737718	15.011690	9.27%	0
2015	13.883408	13.737718	-1.05%	0
2014	12.630972	13.883408	9.92%	0
2013	9.824382	12.630972	28.57%	0
2012	8.779015	9.824382	11.91%	0
2011	8.896885	8.779015	-1.32%	0
2010	7.993618	8.896885	11.30%	0
2009	6.476645	7.993618	23.42%	0
2008	11.284508	6.476645	-42.61%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.478067	14.063551	4.34%	0
2016	12.792348	13.478067	5.36%	0
2015	13.794413	12.792348	-7.26%	0
2014	10.911489	13.794413	26.42%	0
2013	10.808349	10.911489	0.95%	0
2012	9.513349	10.808349	13.61%	0
2011	9.117820	9.513349	4.34%	0
2010	7.144713	9.117820	27.62%	0
2009	5.569001	7.144713	28.29%	0
2008*	10.000000	5.569001	-44.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.131505	10.117021	-0.14%	0
2016	10.055677	10.131505	0.75%	0
2015	10.264591	10.055677	-2.04%	0
2014	10.390782	10.264591	-1.21%	0
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	0
2009	9.830311	10.350221	5.29%	0
2008*	10.000000	9.830311	-1.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.641211	16.456497	20.64%	0
2016	13.723442	13.641211	-0.60%	0
2015	14.527845	13.723442	-5.54%	0
2014	16.089992	14.527845	-9.71%	0
2013	13.629435	16.089992	18.05%	0
2012	11.596824	13.629435	17.53%	0
2011	13.471087	11.596824	-13.91%	0
2010	12.886142	13.471087	4.54%	0
2009*	10.000000	12.886142	28.86%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.926380	24.362924	16.42%	0
2016	19.376359	20.926380	8.00%	0
2015	19.803266	19.376359	-2.16%	0
2014	18.250934	19.803266	8.51%	0
2013	13.492695	18.250934	35.27%	897
2012	12.368567	13.492695	9.09%	897
2011	12.981945	12.368567	-4.72%	897
2010	10.749471	12.981945	20.77%	897
2009	8.320532	10.749471	29.19%	897
2008	13.978067	8.320532	-40.47%	897

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	22.090202	29.678079	34.35%	0
2016	22.452799	22.090202	-1.61%	0
2015	21.974427	22.452799	2.18%	0
2014	21.853534	21.974427	0.55%	0
2013	17.462751	21.853534	25.14%	0
2012	14.650073	17.462751	19.20%	0
2011	16.250186	14.650073	-9.85%	0
2010	14.255145	16.250186	14.00%	0
2009	10.375248	14.255145	37.40%	0
2008	17.647130	10.375248	-41.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	21.277486	28.513915	34.01%	0
2016	21.678509	21.277486	-1.85%	0
2015	21.272249	21.678509	1.91%	0
2014	21.204186	21.272249	0.32%	0
2013	16.986021	21.204186	24.83%	0
2012	14.287161	16.986021	18.89%	0
2011	15.888665	14.287161	-10.08%	0
2010	13.969571	15.888665	13.74%	1,924
2009	10.197856	13.969571	36.99%	1,924
2008	17.386791	10.197856	-41.35%	4,400
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.133387	10.586430	4.47%	0
2016	9.676020	10.133387	4.73%	0
2015	10.071027	9.676020	-3.92%	0
2014	9.962402	10.071027	1.09%	0
2013	10.148129	9.962402	-1.83%	0
2012*	10.000000	10.148129	1.48%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	17.613833	18.360450	4.24%	172
2016	16.861227	17.613833	4.46%	172
2015	17.591193	16.861227	-4.15%	494
2014	17.460386	17.591193	0.75%	494
2013	17.827785	17.460386	-2.06%	1,162
2012	16.029099	17.827785	11.22%	1,162
2011	16.200435	16.029099	-1.06%	1,258
2010	14.359278	16.200435	12.82%	1,623
2009	12.336611	14.359278	16.40%	1,966
2008	14.675814	12.336611	-15.94%	1,298
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.732838	10.855103	24.30%	0
2016	9.131402	8.732838	-4.36%	0
2015	9.009507	9.131402	1.35%	0
2014*	10.000000	9.009507	-9.90%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.635186	22.513462	14.66%	91
2016	17.946170	19.635186	9.41%	100
2015	17.706412	17.946170	1.35%	110
2014	16.315696	17.706412	8.52%	120
2013	12.627732	16.315696	29.21%	130
2012	11.016787	12.627732	14.62%	473
2011	11.242275	11.016787	-2.01%	482
2010	9.873935	11.242275	13.86%	719
2009	7.847787	9.873935	25.82%	757
2008	13.008326	7.847787	-39.67%	2,319
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	30.030497	33.700633	12.22%	0
2016	25.876764	30.030497	16.05%	0
2015	27.974607	25.876764	-7.50%	0
2014	25.424362	27.974607	10.03%	0
2013	18.341003	25.424362	38.62%	0
2012	15.814354	18.341003	15.98%	0
2011	16.451271	15.814354	-3.87%	0
2010	13.561335	16.451271	21.31%	0
2009	10.055658	13.561335	34.86%	0
2008	16.454603	10.055658	-38.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	17.218929	19.281680	11.98%	0
2016	14.885309	17.218929	15.68%	0
2015	16.125413	14.885309	-7.69%	0
2014	14.691985	16.125413	9.76%	0
2013	10.628341	14.691985	38.23%	0
2012	9.188879	10.628341	15.67%	0
2011	9.575665	9.188879	-4.04%	0
2010	7.916000	9.575665	20.97%	0
2009	5.883075	7.916000	34.56%	0
2008	9.653847	5.883075	-39.06%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.333746	11.152073	7.92%	0
2016	9.285115	10.333746	11.29%	0
2015	9.674518	9.285115	-4.03%	0
2014*	10.000000	9.674518	-3.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.740639	11.691973	8.86%	0
2016	10.617598	10.740639	1.16%	0
2015	11.636159	10.617598	-8.75%	0
2014	11.801877	11.636159	-1.40%	0
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	0
2010	10.841398	11.655907	7.51%	0
2009*	10.000000	10.841398	8.41%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.104592	11.053020	-0.46%	0
2016	11.150585	11.104592	-0.41%	0
2015	11.319791	11.150585	-1.49%	0
2014	11.430031	11.319791	-0.96%	0
2013	11.654767	11.430031	-1.93%	0
2012	11.212140	11.654767	3.95%	0
2011	11.291696	11.212140	-0.70%	0
2010	10.920652	11.291696	3.40%	0
2009*	10.000000	10.920652	9.21%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.233955	12.34%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.322272	13.283219	28.69%	0
2016*	10.000000	10.322272	3.22%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.409033	16.685550	24.44%	0
2016	13.983365	13.409033	-4.11%	0
2015	14.205308	13.983365	-1.56%	0
2014	15.501677	14.205308	-8.36%	0
2013	12.313213	15.501677	25.89%	0
2012	10.274779	12.313213	19.84%	0
2011	12.583100	10.274779	-18.34%	0
2010	11.634115	12.583100	8.16%	0
2009	9.496110	11.634115	22.51%	0
2008	17.236195	9.496110	-44.91%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	24.947053	26.454593	6.04%	0
2016	19.904721	24.947053	25.33%	0
2015	21.145361	19.904721	-5.87%	0
2014	20.796898	21.145361	1.68%	0
2013	15.154157	20.796898	37.24%	0
2012	13.122108	15.154157	15.49%	0
2011	14.010837	13.122108	-6.34%	0
2010	11.313316	14.010837	23.84%	0
2009	8.749918	11.313316	29.30%	0
2008	14.679706	8.749918	-40.39%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.601069	7.324908	-3.63%	0
2016	5.391522	7.601069	40.98%	0
2015	8.263698	5.391522	-34.76%	0
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.753425	7.492566	-3.36%	0
2016	5.488215	7.753425	41.27%	0
2015	8.389247	5.488215	-34.58%	0
2014	10.549928	8.389247	-20.48%	0
2013	9.709583	10.549928	8.65%	0
2012*	10.000000	9.709583	-2.90%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.296160	28.823186	23.73%	0
2016	21.994105	23.296160	5.92%	0
2015	23.038616	21.994105	-4.53%	0
2014	23.885616	23.038616	-3.55%	0
2013	16.174094	23.885616	47.68%	0
2012	15.253839	16.174094	6.03%	0
2011	16.264770	15.253839	-6.22%	0
2010	13.051557	16.264770	24.62%	0
2009*	10.000000	13.051557	30.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	19.571582	22.806379	16.53%	581
2016	17.933862	19.571582	9.13%	596
2015	17.996549	17.933862	-0.35%	612
2014	16.760023	17.996549	7.38%	734
2013	12.674103	16.760023	32.24%	1,679
2012	11.002957	12.674103	15.19%	2,901
2011	10.557641	11.002957	4.22%	3,073
2010	9.526314	10.557641	10.83%	3,133
2009	8.056567	9.526314	18.24%	9,056
2008	13.827287	8.056567	-41.73%	9,545
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	15.354681	18.872800	22.91%	0
2016	15.753166	15.354681	-2.53%	0
2015	15.657768	15.753166	0.61%	0
2014	17.037461	15.657768	-8.10%	0
2013	14.129313	17.037461	20.58%	0
2012	12.593928	14.129313	12.19%	0
2011	15.910752	12.593928	-20.85%	0
2010	15.526387	15.910752	2.48%	0
2009	11.761810	15.526387	32.01%	0
2008	25.626201	11.761810	-54.10%	677
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	18.012494	23.303881	29.38%	0
2016	17.910749	18.012494	0.57%	0
2015	16.444684	17.910749	8.92%	0
2014	14.702723	16.444684	11.85%	0
2013	10.923068	14.702723	34.60%	0
2012	9.574408	10.923068	14.09%	757
2011	10.074299	9.574408	-5.43%	757
2010	9.335779	10.074299	7.91%	757
2009	6.930451	9.335779	34.71%	757
2008	11.721903	6.930451	-40.88%	757
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	32.354546	35.874992	10.88%	262
2016	26.387135	32.354546	22.61%	262
2015	28.478786	26.387135	-7.34%	262
2014	26.605866	28.478786	7.04%	262
2013	19.674846	26.605866	35.23%	269
2012	16.904050	19.674846	16.39%	313
2011	18.827968	16.904050	-10.22%	347
2010	15.137927	18.827968	24.38%	386
2009	10.800377	15.137927	40.16%	1,729
2008	17.109239	10.800377	-36.87%	2,752

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.827213	16.565571	11.72%	0
2016	14.537422	14.827213	1.99%	0
2015	14.945997	14.537422	-2.73%	0
2014	14.923860	14.945997	0.15%	0
2013	13.275810	14.923860	12.41%	0
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
2010	12.035254	12.978965	7.84%	0
2009*	10.000000	12.035254	20.35%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.769594	13.303536	13.03%	0
2016	10.397956	11.769594	13.19%	0
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.021957	33.156802	10.44%	0
2016	24.302730	30.021957	23.53%	0
2015	25.325598	24.302730	-4.04%	0
2014	24.520868	25.325598	3.28%	0
2013	17.736144	24.520868	38.25%	0
2012	15.597463	17.736144	13.71%	0
2011	15.785878	15.597463	-1.19%	0
2010	12.768951	15.785878	23.63%	0
2009	10.394939	12.768951	22.84%	0
2008	15.314829	10.394939	-32.13%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	21.669479	25.877497	19.42%	0
2016	19.743027	21.669479	9.76%	0
2015	19.874651	19.743027	-0.66%	0
2014	17.834450	19.874651	11.44%	0
2013	13.748595	17.834450	29.72%	0
2012	12.091149	13.748595	13.71%	0
2011	12.079251	12.091149	0.10%	0
2010	10.705698	12.079251	12.83%	0
2009	8.625042	10.705698	24.12%	0
2008	13.966272	8.625042	-38.24%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.830723	28.381792	19.10%	0
2016	21.763954	23.830723	9.50%	0
2015	21.960890	21.763954	-0.90%	0
2014	19.762342	21.960890	11.12%	0
2013	15.272115	19.762342	29.40%	783
2012	13.461649	15.272115	13.45%	783
2011	13.482451	13.461649	-0.15%	2,870
2010	11.980801	13.482451	12.53%	2,870
2009	9.674489	11.980801	23.84%	2,870
2008	15.710289	9.674489	-38.42%	2,870

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	18.725937	21.220483	13.32%	0
2016	17.267327	18.725937	8.45%	0
2015	18.154908	17.267327	-4.89%	0
2014	16.287194	18.154908	11.47%	0
2013	12.339328	16.287194	31.99%	0
2012	11.216470	12.339328	10.01%	0
2011	11.313863	11.216470	-0.86%	0
2010	10.029302	11.313863	12.81%	0
2009	7.631768	10.029302	31.42%	0
2008	11.845857	7.631768	-35.57%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.289457	10.457910	1.64%	0
2016	9.612323	10.289457	7.04%	0
2015	9.881583	9.612323	-2.72%	0
2014*	10.000000	9.881583	-1.18%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	22.768973	23.839833	4.70%	17
2016	20.233708	22.768973	12.53%	17
2015	21.170492	20.233708	-4.42%	17
2014	21.038320	21.170492	0.63%	17
2013	20.062961	21.038320	4.86%	17
2012	17.865340	20.062961	12.30%	17
2011	17.329705	17.865340	3.09%	17
2010	15.420360	17.329705	12.38%	17
2009	10.293268	15.420360	49.81%	84
2008	14.175991	10.293268	-27.39%	84
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.414135	11.324021	8.74%	0
2016	11.096296	10.414135	-6.15%	0
2015	12.070639	11.096296	-8.07%	0
2014	12.451337	12.070639	-3.06%	0
2013	10.914345	12.451337	14.08%	0
2012	10.096823	10.914345	8.10%	0
2011	10.875410	10.096823	-7.16%	0
2010	9.794887	10.875410	11.03%	0
2009	8.801740	9.794887	11.28%	631
2008	12.737639	8.801740	-30.90%	1,127

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	14.678820	15.004680	2.22%	0
2016	14.389281	14.678820	2.01%	0
2015	14.681332	14.389281	-1.99%	0
2014	14.396738	14.681332	1.98%	0
2013	14.503070	14.396738	-0.73%	0
2012	13.454015	14.503070	7.80%	0
2011	13.388747	13.454015	0.49%	0
2010	12.559099	13.388747	6.61%	0
2009	10.613790	12.559099	18.33%	0
2008	11.652026	10.613790	-8.91%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.302928	14.580216	1.94%	1,139
2016	14.060410	14.302928	1.72%	1,139
2015	14.374014	14.060410	-2.18%	1,139
2014	14.133552	14.374014	1.70%	2,473
2013	14.278141	14.133552	-1.01%	2,318
2012	13.278727	14.278141	7.53%	2,319
2011	13.250842	13.278727	0.21%	2,406
2010	12.455261	13.250842	6.39%	892
2009	10.550503	12.455261	18.05%	892
2008	11.615749	10.550503	-9.17%	892
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	15.074041	16.875773	11.95%	0
2016	14.893579	15.074041	1.21%	0
2015	15.155026	14.893579	-1.73%	0
2014	14.595147	15.155026	3.84%	0
2013	12.857942	14.595147	13.51%	0
2012	11.641026	12.857942	10.45%	0
2011	12.175232	11.641026	-4.39%	0
2010	10.856687	12.175232	12.15%	0
2009	8.569851	10.856687	26.68%	0
2008	12.254451	8.569851	-30.07%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	13.955232	15.596107	11.76%	0
2016	13.810943	13.955232	1.04%	0
2015	14.065429	13.810943	-1.81%	0
2014	13.564690	14.065429	3.69%	0
2013	11.970133	13.564690	13.32%	0
2012	10.855613	11.970133	10.27%	0
2011	11.368695	10.855613	-4.51%	0
2010	10.153337	11.368695	11.97%	0
2009	8.025830	10.153337	26.51%	0
2008	11.490407	8.025830	-30.15%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	13.286240	15.495160	16.63%	0
2016	13.212711	13.286240	0.56%	0
2015	13.452094	13.212711	-1.78%	0
2014	12.947198	13.452094	3.90%	0
2013	10.771568	12.947198	20.20%	0
2012	9.506017	10.771568	13.31%	0
2011	10.321603	9.506017	-7.90%	0
2010	9.042566	10.321603	14.14%	0
2009	6.930992	9.042566	30.47%	0
2008	11.001887	6.930992	-37.00%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	12.061208	14.042122	16.42%	0
2016	12.014036	12.061208	0.39%	0
2015	12.250665	12.014036	-1.93%	0
2014	11.812847	12.250665	3.71%	0
2013	9.847966	11.812847	19.95%	0
2012	8.707705	9.847966	13.09%	0
2011	9.474572	8.707705	-8.09%	0
2010	8.311407	9.474572	13.99%	0
2009	6.388818	8.311407	30.09%	0
2008	10.151401	6.388818	-37.06%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	16.595695	18.955235	14.22%	0
2016	15.762243	16.595695	5.29%	0
2015	15.962002	15.762243	-1.25%	0
2014	14.757152	15.962002	8.16%	0
2013	12.569075	14.757152	17.41%	0
2012	11.129337	12.569075	12.94%	0
2011	11.771981	11.129337	-5.46%	0
2010	10.154791	11.771981	15.93%	0
2009	7.470244	10.154791	35.94%	0
2008	11.524402	7.470244	-35.18%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	16.970466	19.361653	14.09%	0
2016	16.145142	16.970466	5.11%	0
2015	16.373724	16.145142	-1.40%	0
2014	15.147737	16.373724	8.09%	0
2013	12.925160	15.147737	17.20%	0
2012	11.457801	12.925160	12.81%	0
2011	12.125385	11.457801	-5.51%	0
2010	10.480284	12.125385	15.70%	0
2009	7.711627	10.480284	35.90%	0
2008	11.919486	7.711627	-35.30%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	14.607221	17.762565	21.60%	0
2016	14.467901	14.607221	0.96%	0
2015	14.557182	14.467901	-0.61%	0
2014	13.362012	14.557182	8.94%	0
2013	9.827212	13.362012	35.97%	0
2012	8.158344	9.827212	20.46%	0
2011	8.532447	8.158344	-4.38%	0
2010	7.355569	8.532447	16.00%	0
2009	5.508279	7.355569	33.54%	0
2008	9.533031	5.508279	-42.22%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	14.247985	17.289533	21.35%	0
2016	14.125437	14.247985	0.87%	0
2015	14.231268	14.125437	-0.74%	0
2014	13.089470	14.231268	8.72%	0
2013	9.636297	13.089470	35.84%	0
2012	8.023284	9.636297	20.10%	0
2011	8.398366	8.023284	-4.47%	0
2010	7.244798	8.398366	15.92%	0
2009	5.430394	7.244798	33.41%	0
2008	9.423833	5.430394	-42.38%	2,265
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.513312	19.411099	10.84%	0
2016	15.117839	17.513312	15.85%	0
2015	16.043087	15.117839	-5.77%	0
2014	15.029312	16.043087	6.75%	0
2013	11.949572	15.029312	25.77%	0
2012	10.378979	11.949572	15.13%	0
2011	10.473510	10.378979	-0.90%	0
2010	9.262405	10.473510	13.08%	0
2009	7.250103	9.262405	27.76%	0
2008	12.879844	7.250103	-43.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	18.664342	20.658541	10.68%	773
2016	16.137929	18.664342	15.66%	773
2015	17.152391	16.137929	-5.91%	819
2014	16.093263	17.152391	6.58%	1,038
2013	12.813982	16.093263	25.59%	2,908
2012	11.142392	12.813982	15.00%	3,012
2011	11.266677	11.142392	-1.10%	3,171
2010	9.978658	11.266677	12.91%	3,173
2009	7.819624	9.978658	27.61%	3,743
2008	13.917738	7.819624	-43.82%	10,969

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	10.367426	10.255708	-1.08%	0
2016	10.530052	10.367426	-1.54%	0
2015	10.714595	10.530052	-1.72%	0
2014	10.904350	10.714595	-1.74%	0
2013	11.095352	10.904350	-1.72%	0
2012	11.278185	11.095352	-1.62%	0
2011	11.465990	11.278185	-1.64%	0
2010	11.641928	11.465990	-1.51%	0
2009	11.764479	11.641928	-1.04%	0
2008	11.622060	11.764479	1.23%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	16.439532	18.861891	14.73%	0
2016	14.430606	16.439532	13.92%	0
2015	15.041255	14.430606	-4.06%	0
2014	13.868668	15.041255	8.45%	0
2013	10.576637	13.868668	31.13%	0
2012	9.092327	10.576637	16.32%	0
2011	9.110496	9.092327	-0.20%	0
2010	8.086908	9.110496	12.66%	0
2009	6.472878	8.086908	24.94%	0
2008	11.315448	6.472878	-42.80%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	16.539006	18.949897	14.58%	1,451
2016	14.534943	16.539006	13.79%	1,451
2015	15.179168	14.534943	-4.24%	1,451
2014	14.016029	15.179168	8.30%	1,451
2013	10.705924	14.016029	30.92%	1,451
2012	9.215451	10.705924	16.17%	1,449
2011	9.253513	9.215451	-0.41%	1,426
2010	8.222097	9.253513	12.54%	1,400
2009	6.588597	8.222097	24.79%	1,372
2008	11.542146	6.588597	-42.92%	1,338
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.364484	19.054197	32.65%	0
2016	14.516045	14.364484	-1.04%	0
2015	13.801244	14.516045	5.18%	0
2014	12.633587	13.801244	9.24%	0
2013	9.440633	12.633587	33.82%	0
2012	8.388942	9.440633	12.54%	0
2011	8.526012	8.388942	-1.61%	0
2010	6.994978	8.526012	21.89%	0
2009	5.555748	6.994978	25.91%	0
2008	10.717047	5.555748	-48.16%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.981534	14.546669	32.46%	1,510
2016	11.115469	10.981534	-1.20%	1,510
2015	10.582782	11.115469	5.03%	1,568
2014	9.702714	10.582782	9.07%	2,122
2013	7.261339	9.702714	33.62%	2,122
2012	6.460480	7.261339	12.40%	2,122
2011	6.577445	6.460480	-1.78%	2,122
2010	5.404807	6.577445	21.70%	2,122
2009	4.298884	5.404807	25.73%	2,122
2008	8.304235	4.298884	-48.23%	2,086
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	14.104736	14.838539	5.20%	0
2016	12.551320	14.104736	12.38%	0
2015	13.273425	12.551320	-5.44%	0
2014	13.366217	13.273425	-0.69%	0
2013	12.849516	13.366217	4.02%	0
2012	11.453044	12.849516	12.19%	0
2011	11.216214	11.453044	2.11%	0
2010	10.032625	11.216214	11.80%	0
2009	7.102221	10.032625	41.26%	0
2008	9.646583	7.102221	-26.38%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	14.974751	15.730628	5.05%	0
2016	13.349245	14.974751	12.18%	0
2015	14.133409	13.349245	-5.55%	58
2014	14.256225	14.133409	-0.86%	58
2013	13.727884	14.256225	3.85%	58
2012	12.260080	13.727884	11.97%	58
2011	12.030866	12.260080	1.91%	58
2010	10.772228	12.030866	11.68%	58
2009	7.642329	10.772228	40.95%	58
2008	10.390931	7.642329	-26.45%	58
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	16.630222	19.888072	19.59%	0
2016	15.131057	16.630222	9.91%	0
2015	15.197775	15.131057	-0.44%	0
2014	13.620131	15.197775	11.58%	0
2013	10.482639	13.620131	29.93%	0
2012	9.204784	10.482639	13.88%	0
2011	9.181199	9.204784	0.26%	0
2010	8.124110	9.181199	13.01%	0
2009	6.531121	8.124110	24.39%	0
2008	10.551565	6.531121	-38.10%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	17.492956	17.912442	2.40%	0
2016	16.997735	17.492956	2.91%	0
2015	17.404115	16.997735	-2.33%	0
2014	16.738616	17.404115	3.98%	0
2013	17.345101	16.738616	-3.50%	0
2012	16.671478	17.345101	4.04%	0
2011	15.808240	16.671478	5.46%	0
2010	14.924888	15.808240	5.92%	0
2009	13.126720	14.924888	13.70%	0
2008	13.809254	13.126720	-4.94%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	54.815961	65.010550	18.60%	0
2016	49.762077	54.815961	10.16%	0
2015	51.419720	49.762077	-3.22%	0
2014	49.281984	51.419720	4.34%	0
2013	36.864905	49.281984	33.68%	0
2012	32.699696	36.864905	12.74%	0
2011	37.275990	32.699696	-12.28%	0
2010	29.478156	37.275990	26.45%	0
2009	21.428463	29.478156	37.57%	0
2008	36.056048	21.428463	-40.57%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	33.729596	39.947254	18.43%	1,004
2016	30.671658	33.729596	9.97%	1,046
2015	31.734893	30.671658	-3.35%	1,142
2014	30.462750	31.734893	4.18%	1,222
2013	22.819725	30.462750	33.49%	1,470
2012	20.274613	22.819725	12.55%	1,585
2011	23.147232	20.274613	-12.41%	1,708
2010	18.323753	23.147232	26.32%	905
2009	13.345105	18.323753	37.31%	2,001
2008	22.491295	13.345105	-40.67%	4,363
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.328134	15.759527	27.83%	0
2016	13.224429	12.328134	-6.78%	0
2015	13.006034	13.224429	1.68%	0
2014	14.414061	13.006034	-9.77%	0
2013	11.252508	14.414061	28.10%	0
2012	9.501610	11.252508	18.43%	0
2011	11.683484	9.501610	-18.67%	0
2010	10.524057	11.683484	11.02%	0
2009	8.471764	10.524057	24.23%	0
2008	15.361166	8.471764	-44.85%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.724405	12.420029	27.72%	558
2016	10.447556	9.724405	-6.92%	558
2015	10.294310	10.447556	1.49%	558
2014	11.425677	10.294310	-9.90%	0
2013	8.934000	11.425677	27.89%	0
2012	7.554070	8.934000	18.27%	0
2011	9.301295	7.554070	-18.78%	0
2010	8.390399	9.301295	10.86%	0
2009	6.765834	8.390399	24.01%	0
2008	12.288685	6.765834	-44.94%	660
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	19.239606	21.840689	13.52%	0
2016	17.499177	19.239606	9.95%	0
2015	17.957546	17.499177	-2.55%	0
2014	16.420896	17.957546	9.36%	0
2013	12.633554	16.420896	29.98%	0
2012	10.644787	12.633554	18.68%	0
2011	11.117480	10.644787	-4.25%	0
2010	9.611066	11.117480	15.67%	0
2009	6.872254	9.611066	39.85%	0
2008	13.082139	6.872254	-47.47%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	18.781872	21.289327	13.35%	33
2016	17.111785	18.781872	9.76%	33
2015	17.587741	17.111785	-2.71%	33
2014	16.111635	17.587741	9.16%	33
2013	12.406016	16.111635	29.87%	33
2012	10.474966	12.406016	18.43%	33
2011	10.954580	10.474966	-4.38%	33
2010	9.487693	10.954580	15.46%	33
2009	6.795467	9.487693	39.62%	33
2008	12.953341	6.795467	-47.54%	33
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	23.220730	27.198591	17.13%	0
2016	21.587035	23.220730	7.57%	0
2015	22.663925	21.587035	-4.75%	0
2014	21.620685	22.663925	4.83%	0
2013	16.869605	21.620685	28.16%	0
2012	13.509495	16.869605	24.87%	0
2011	15.084430	13.509495	-10.44%	0
2010	12.141008	15.084430	24.24%	0
2009	7.851032	12.141008	54.64%	0
2008	16.367419	7.851032	-52.03%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	21.467551	25.118665	17.01%	96
2016	19.994943	21.467551	7.36%	1,827
2015	21.021809	19.994943	-4.88%	1,902
2014	20.087919	21.021809	4.65%	1,972
2013	15.705093	20.087919	27.91%	1,889
2012	12.580552	15.705093	24.84%	1,974
2011	14.076425	12.580552	-10.63%	2,058
2010	11.340164	14.076425	24.13%	1,666
2009	7.344562	11.340164	54.40%	1,666
2008	15.346163	7.344562	-52.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.586187	13.847916	10.02%	0
2016	11.317969	12.586187	11.21%	0
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	0
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	22.647675	26.891987	18.74%	0
2016	19.814534	22.647675	14.30%	0
2015	20.880734	19.814534	-5.11%	0
2014	19.496790	20.880734	7.10%	0
2013	15.258481	19.496790	27.78%	0
2012	13.845168	15.258481	10.21%	0
2011	13.256945	13.845168	4.44%	0
2010	11.156668	13.256945	18.83%	0
2009	9.649951	11.156668	15.61%	0
2008	13.444410	9.649951	-28.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.536583	17.863720	14.98%	0
2016	14.710739	15.536583	5.61%	0
2015	15.980984	14.710739	-7.95%	0
2014	18.252893	15.980984	-12.45%	0
2013	15.070419	18.252893	21.12%	0
2012	12.934167	15.070419	16.52%	0
2011	14.699561	12.934167	-12.01%	0
2010	13.766878	14.699561	6.77%	0
2009	10.202344	13.766878	34.94%	0
2008	17.375311	10.202344	-41.28%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.413258	20.485579	24.81%	1,256
2016	16.374544	16.413258	0.24%	3,001
2015	15.910447	16.374544	2.92%	3,019
2014	14.970917	15.910447	6.28%	3,037
2013	10.899813	14.970917	37.35%	3,070
2012	9.783666	10.899813	11.41%	3,972
2011	10.637351	9.783666	-8.03%	2,327
2010	9.055013	10.637351	17.47%	2,418
2009	5.563917	9.055013	62.75%	9,449
2008	11.129427	5.563917	-50.01%	9,330
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	20.442838	23.616392	15.52%	2,481
2016	17.784796	20.442838	14.95%	2,497
2015	19.297005	17.784796	-7.84%	2,513
2014	18.002410	19.297005	7.19%	2,531
2013	13.507221	18.002410	33.28%	3,433
2012	11.560555	13.507221	16.84%	5,490
2011	12.019432	11.560555	-3.82%	5,723
2010	10.573743	12.019432	13.67%	7,185
2009	8.381199	10.573743	26.16%	16,063
2008	13.288113	8.381199	-36.93%	20,286
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	15.864439	17.641285	11.20%	0
2016	14.643251	15.864439	8.34%	0
2015	15.816760	14.643251	-7.42%	0
2014	14.885856	15.816760	6.25%	0
2013	11.722234	14.885856	26.99%	0
2012	10.477080	11.722234	11.88%	0
2011	10.670055	10.477080	-1.81%	0
2010	9.912777	10.670055	7.64%	0
2009	7.863995	9.912777	26.05%	0
2008	11.457909	7.863995	-31.37%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	15.454398	17.140057	10.91%	917
2016	14.296486	15.454398	8.10%	917
2015	15.480420	14.296486	-7.65%	917
2014	14.609808	15.480420	5.96%	917
2013	11.532828	14.609808	26.68%	917
2012	10.332166	11.532828	11.62%	917
2011	10.546776	10.332166	-2.03%	917
2010	9.825752	10.546776	7.34%	917
2009	7.814161	9.825752	25.74%	917
2008	11.414639	7.814161	-31.54%	917

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	20.183454	24.338256	20.59%	125
2016	20.686082	20.183454	-2.43%	125
2015	21.620157	20.686082	-4.32%	125
2014	21.985537	21.620157	-1.66%	125
2013	18.848962	21.985537	16.64%	125
2012	16.646133	18.848962	13.23%	125
2011	18.215784	16.646133	-8.62%	125
2010	16.464142	18.215784	10.64%	125
2009	12.420938	16.464142	32.55%	125
2008	21.264589	12.420938	-41.59%	125
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	20.530017	23.181160	12.91%	0
2016	18.420069	20.530017	11.45%	0
2015	19.535154	18.420069	-5.71%	0
2014	19.038909	19.535154	2.61%	0
2013	15.043239	19.038909	26.56%	0
2012	13.800029	15.043239	9.01%	0
2011	15.002210	13.800029	-8.01%	0
2010	13.380849	15.002210	12.12%	0
2009	10.459212	13.380849	27.93%	0
2008	14.893261	10.459212	-29.77%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.659030	16.439216	20.35%	0
2016	13.797410	13.659030	-1.00%	0
2015	13.875810	13.797410	-0.57%	0
2014	13.072374	13.875810	6.15%	0
2013	9.710710	13.072374	34.62%	0
2012*	10.000000	9.710710	-2.89%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.527218	16.234125	20.01%	0
2016	13.689158	13.527218	-1.18%	0
2015	13.789343	13.689158	-0.73%	0
2014	13.032547	13.789343	5.81%	0
2013	9.710282	13.032547	34.21%	0
2012*	10.000000	9.710282	-2.90%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.296360	15.451603	16.21%	0
2016	13.889249	13.296360	-4.27%	0
2015	15.424075	13.889249	-9.95%	0
2014	16.571392	15.424075	-6.92%	1,514
2013	13.478931	16.571392	22.94%	1,620
2012	11.512000	13.478931	17.09%	1,620
2011	12.626540	11.512000	-8.83%	1,620
2010	11.825400	12.626540	6.77%	0
2009*	10.000000	11.825400	18.25%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.784500	11.033044	25.60%	0
2016	7.402289	8.784500	18.67%	0
2015	9.424410	7.402289	-21.46%	0
2014*	10.000000	9.424410	-5.76%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.957473	17.372496	24.47%	706
2016	13.578623	13.957473	2.79%	706
2015	13.233904	13.578623	2.60%	706
2014	12.407716	13.233904	6.66%	706
2013	9.203350	12.407716	34.82%	1,812
2012	8.046213	9.203350	14.38%	1,903
2011	8.727260	8.046213	-7.80%	1,981
2010	6.874816	8.727260	26.95%	2,078
2009	4.953805	6.874816	38.78%	4,379
2008	10.416609	4.953805	-52.44%	3,863
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.450170	24.143110	24.13%	0
2016	18.194742	19.450170	6.90%	0
2015	18.924945	18.194742	-3.86%	0
2014	20.822670	18.924945	-9.11%	0
2013	15.007479	20.822670	38.75%	0
2012	12.634960	15.007479	18.78%	0
2011	14.367349	12.634960	-12.06%	0
2010	10.756933	14.367349	33.56%	2,594
2009	6.720099	10.756933	60.07%	1,968
2008	11.309542	6.720099	-40.58%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.410339	26.992356	15.30%	1,195
2016	20.941278	23.410339	11.79%	3,038
2015	21.515242	20.941278	-2.67%	3,038
2014	19.871135	21.515242	8.27%	3,038
2013	14.915569	19.871135	33.22%	3,038
2012	13.101078	14.915569	13.85%	3,037
2011	13.396433	13.101078	-2.20%	3,020
2010	12.259792	13.396433	9.27%	3,002
2009	10.190299	12.259792	20.31%	8,091
2008	15.421486	10.190299	-33.92%	9,248
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.644395	19.494003	24.61%	0
2016	15.333259	15.644395	2.03%	0
2015	14.678641	15.333259	4.46%	0
2014	14.772760	14.678641	-0.64%	0
2013	11.780323	14.772760	25.40%	0
2012	10.342861	11.780323	13.90%	0
2011	10.717202	10.342861	-3.49%	0
2010*	10.000000	10.717202	7.17%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.092905	12.703567	25.87%	208
2016	9.705202	10.092905	3.99%	208
2015*	10.000000	9.705202	-2.95%	208
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.793045	13.310739	4.05%	41
2016	12.299519	12.793045	4.01%	41
2015	12.623666	12.299519	-2.57%	41
2014	11.944821	12.623666	5.68%	41
2013	12.228538	11.944821	-2.32%	41
2012	11.398966	12.228538	7.28%	41
2011	11.006698	11.398966	3.56%	41
2010	10.483703	11.006698	4.99%	41
2009	9.755312	10.483703	7.47%	41
2008	11.088437	9.755312	-12.02%	41
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.372160	25.967473	6.55%	0
2016	20.634332	24.372160	18.11%	0
2015	21.978136	20.634332	-6.11%	0
2014	19.805247	21.978136	10.97%	0
2013	15.309114	19.805247	29.37%	0
2012	13.615559	15.309114	12.44%	0
2011	13.790494	13.615559	-1.27%	0
2010	12.404567	13.790494	11.17%	0
2009*	10.000000	12.404567	24.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.994535	17.059679	13.77%	0
2016	14.000824	14.994535	7.10%	379
2015	14.111333	14.000824	-0.78%	0
2014	13.679983	14.111333	3.15%	0
2013	11.293817	13.679983	21.13%	0
2012	9.934130	11.293817	13.69%	0
2011	10.017612	9.934130	-0.83%	0
2010	9.102112	10.017612	10.06%	0
2009	7.506594	9.102112	21.25%	0
2008	10.880072	7.506594	-31.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.196015	11.353917	1.41%	0
2016	11.100673	11.196015	0.86%	0
2015	11.324564	11.100673	-1.98%	0
2014	10.979648	11.324564	3.14%	0
2013	11.470453	10.979648	-4.28%	0
2012	11.122824	11.470453	3.13%	0
2011	10.707494	11.122824	3.88%	0
2010	10.282254	10.707494	4.14%	0
2009	9.331593	10.282254	10.19%	0
2008	10.538162	9.331593	-11.45%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.379692	19.790944	28.68%	0
2016	15.623617	15.379692	-1.56%	0
2015	14.925333	15.623617	4.68%	0
2014	14.917365	14.925333	0.05%	0
2013	11.802543	14.917365	26.39%	0
2012	9.839907	11.802543	19.95%	0
2011	11.042898	9.839907	-10.89%	0
2010	10.098290	11.042898	9.35%	0
2009	7.258389	10.098290	39.13%	2,018
2008	12.039659	7.258389	-39.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.992791	20.081770	25.57%	0
2016	14.924156	15.992791	7.16%	0
2015	14.272660	14.924156	4.56%	0
2014	13.442503	14.272660	6.18%	0
2013	10.556109	13.442503	27.34%	0
2012	9.151941	10.556109	15.34%	0
2011	9.772798	9.151941	-6.35%	0
2010	8.415640	9.772798	16.13%	0
2009	6.171929	8.415640	36.35%	0
2008	11.260943	6.171929	-45.19%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.111928	16.906057	19.80%	0
2016	12.929086	14.111928	9.15%	0
2015	13.017917	12.929086	-0.68%	0
2014	12.020395	13.017917	8.30%	0
2013	9.200983	12.020395	30.64%	0
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0
2010	7.638486	8.328583	9.03%	0
2009	5.948820	7.638486	28.40%	0
2008	9.776234	5.948820	-39.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.533187	11.048682	4.89%	0
2016	9.390858	10.533187	12.16%	0
2015	9.814031	9.390858	-4.31%	0
2014*	10.000000	9.814031	-1.86%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.826270	16.948707	22.58%	0
2016	12.393340	13.826270	11.56%	0
2015	12.766378	12.393340	-2.92%	0
2014	12.193947	12.766378	4.69%	0
2013	8.646821	12.193947	41.02%	0
2012	7.532982	8.646821	14.79%	0
2011	8.678463	7.532982	-13.20%	0
2010	7.655149	8.678463	13.37%	0
2009	5.093703	7.655149	50.29%	0
2008*	10.000000	5.093703	-49.06%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.672468	18.266090	16.55%	0
2016	14.486024	15.672468	8.19%	0
2015	14.791962	14.486024	-2.07%	0
2014	13.612167	14.791962	8.67%	0
2013	9.984045	13.612167	36.34%	0
2012	9.114257	9.984045	9.54%	0
2011	9.580926	9.114257	-4.87%	0
2010	7.890737	9.580926	21.42%	0
2009	6.105844	7.890737	29.23%	0
2008*	10.000000	6.105844	-38.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.551262	18.085861	16.30%	0
2016	14.374388	15.551262	8.19%	0
2015	14.691900	14.374388	-2.16%	0
2014	13.531460	14.691900	8.58%	0
2013	9.940186	13.531460	36.13%	0
2012	9.083641	9.940186	9.43%	0
2011	9.557223	9.083641	-4.96%	0
2010	7.872447	9.557223	21.40%	0
2009	6.103951	7.872447	28.97%	0
2008*	10.000000	6.103951	-38.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.802587	15.069736	17.71%	0
2016	12.024315	12.802587	6.47%	0
2015	12.456988	12.024315	-3.47%	0
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.475606	13.735159	10.10%	0
2016	11.966272	12.475606	4.26%	0
2015	12.309826	11.966272	-2.79%	0
2014	12.012839	12.309826	2.47%	0
2013	10.663756	12.012839	12.65%	0
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0
2010	9.294787	10.082476	8.47%	0
2009	7.895368	9.294787	17.72%	0
2008*	10.000000	7.895368	-21.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.824306	14.592140	13.79%	0
2016	12.161653	12.824306	5.45%	0
2015	12.544967	12.161653	-3.06%	0
2014	12.195542	12.544967	2.87%	0
2013	10.237652	12.195542	19.12%	0
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
2010	8.753321	9.665696	10.42%	0
2009	7.175372	8.753321	21.99%	0
2008*	10.000000	7.175372	-28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.633920	12.157713	4.50%	0
2016	11.318457	11.633920	2.79%	0
2015	11.605240	11.318457	-2.47%	0
2014	11.430565	11.605240	1.53%	0
2013	11.087244	11.430565	3.10%	0
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0
2010	10.040691	10.535889	4.93%	0
2009	9.042194	10.040691	11.04%	0
2008*	10.000000	9.042194	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.681924	14.201272	11.98%	0
2016	12.092268	12.681924	4.88%	0
2015	12.440261	12.092268	-2.80%	884
2014	12.108469	12.440261	2.74%	884
2013	10.461468	12.108469	15.74%	884
2012	9.476046	10.461468	10.40%	884
2011	9.874824	9.476046	-4.04%	884
2010	9.024479	9.874824	9.42%	884
2009	7.532112	9.024479	19.81%	884
2008*	10.000000	7.532112	-24.68%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.763725	14.807095	16.01%	0
2016	12.073870	12.763725	5.71%	0
2015	12.477060	12.073870	-3.23%	0
2014	12.145260	12.477060	2.73%	0
2013	9.946771	12.145260	22.10%	0
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
2010	8.473381	9.433360	11.33%	0
2009	6.813408	8.473381	24.36%	0
2008*	10.000000	6.813408	-31.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.284078	13.262867	7.97%	0
2016	11.794839	12.284078	4.15%	0
2015	12.134187	11.794839	-2.80%	0
2014	11.865930	12.134187	2.26%	0
2013	10.857085	11.865930	9.29%	0
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
2010	9.566746	10.248492	7.13%	0
2009	8.274211	9.566746	15.62%	0
2008*	10.000000	8.274211	-17.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.304165	12.620982	2.57%	0
2016	11.887202	12.304165	3.51%	0
2015	12.186709	11.887202	-2.46%	0
2014	11.806903	12.186709	3.22%	0
2013	12.251408	11.806903	-3.63%	0
2012	11.572819	12.251408	5.86%	0
2011	11.049660	11.572819	4.73%	0
2010	10.505141	11.049660	5.18%	0
2009	9.828834	10.505141	6.88%	0
2008*	10.000000	9.828834	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.022809	12.306712	2.36%	0
2016	11.653100	12.022809	3.17%	0
2015	11.966029	11.653100	-2.62%	0
2014	11.634780	11.966029	2.85%	0
2013	12.099576	11.634780	-3.84%	0
2012	11.458211	12.099576	5.60%	0
2011	10.976951	11.458211	4.38%	0
2010	10.463248	10.976951	4.91%	0
2009	9.807050	10.463248	6.69%	0
2008*	10.000000	9.807050	-1.93%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.868367	13.120067	1.96%	0
2016	12.674139	12.868367	1.53%	0
2015	12.966964	12.674139	-2.26%	0
2014	12.583641	12.966964	3.05%	0
2013	13.075685	12.583641	-3.76%	0
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0
2010	11.225826	11.924351	6.22%	0
2009	9.812853	11.225826	14.40%	0
2008*	10.000000	9.812853	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	19.976213	27.718719	38.76%	13
2016	18.916348	19.976213	5.60%	13
2015	22.984584	18.916348	-17.70%	13
2014	24.816111	22.984584	-7.38%	13
2013	25.150286	24.816111	-1.33%	0
2012	21.881499	25.150286	14.94%	0
2011	28.772484	21.881499	-23.95%	0
2010	25.264304	28.772484	13.89%	0
2009	15.767011	25.264304	60.24%	0
2008	38.147172	15.767011	-58.67%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.139686	13.179467	0.30%	770
2016	13.274619	13.139686	-1.02%	770
2015	13.525781	13.274619	-1.86%	770
2014	13.165177	13.525781	2.74%	1,011
2013	13.966092	13.165177	-5.73%	1,011
2012	13.793816	13.966092	1.25%	1,011
2011	13.089177	13.793816	5.38%	1,011
2010	12.714318	13.089177	2.95%	1,011
2009	12.601961	12.714318	0.89%	1,011
2008	11.907200	12.601961	5.83%	1,013
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.050619	8.930146	-1.33%	1,665
2016	9.210679	9.050619	-1.74%	3,582
2015	9.374740	9.210679	-1.75%	1,665
2014	9.541720	9.374740	-1.75%	1,945
2013	9.711675	9.541720	-1.75%	1,945
2012	9.885132	9.711675	-1.75%	1,945
2011	10.060706	9.885132	-1.75%	1,945
2010	10.239892	10.060706	-1.75%	1,945
2009	10.417910	10.239892	-1.71%	1,042
2008	10.390091	10.417910	0.27%	5,462

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.150689	10.176760	24.86%	0
2016	8.243219	8.150689	-1.12%	0
2015	8.669291	8.243219	-4.91%	0
2014	8.887692	8.669291	-2.46%	0
2013	7.694573	8.887692	15.51%	0
2012	6.796997	7.694573	13.21%	0
2011	7.686505	6.796997	-11.57%	0
2010	6.923092	7.686505	11.03%	0
2009	5.443293	6.923092	27.19%	0
2008*	10.000000	5.443293	-45.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.252766	22.403116	16.36%	0
2016	17.899988	19.252766	7.56%	0
2015	18.402519	17.899988	-2.73%	0
2014	17.840871	18.402519	3.15%	0
2013	14.270255	17.840871	25.02%	0
2012	12.532009	14.270255	13.87%	0
2011	13.276747	12.532009	-5.61%	1,841
2010	11.788532	13.276747	12.62%	1,841
2009	9.432374	11.788532	24.98%	7,862
2008	15.201381	9.432374	-37.95%	9,861
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.509887	16.935489	9.19%	0
2016	14.849467	15.509887	4.45%	0
2015	15.140265	14.849467	-1.92%	0
2014	14.734335	15.140265	2.75%	0
2013	13.221841	14.734335	11.44%	0
2012	12.303112	13.221841	7.47%	0
2011	12.411964	12.303112	-0.88%	0
2010	11.503903	12.411964	7.89%	0
2009*	10.000000	11.503903	15.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.892430	20.183589	12.81%	0
2016	16.902122	17.892430	5.86%	316
2015	17.295177	16.902122	-2.27%	0
2014	16.731206	17.295177	3.37%	0
2013	14.250979	16.731206	17.40%	0
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
2009*	10.000000	12.061576	20.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.484488	14.002068	3.84%	0
2016	13.162782	13.484488	2.44%	0
2015	13.361861	13.162782	-1.49%	0
2014	13.090588	13.361861	2.07%	0
2013	12.709653	13.090588	3.00%	0
2012	12.299994	12.709653	3.33%	0
2011	12.162110	12.299994	1.13%	0
2010	11.689846	12.162110	4.04%	0
2009	10.907181	11.689846	7.18%	10,035
2008	11.812960	10.907181	-7.67%	10,035
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.921421	18.775373	10.96%	511
2016	16.073831	16.921421	5.27%	595
2015	16.415081	16.073831	-2.08%	687
2014	15.884458	16.415081	3.34%	977
2013	13.862376	15.884458	14.59%	845
2012	12.733152	13.862376	8.87%	1,175
2011	12.964705	12.733152	-1.79%	3,116
2010	11.897099	12.964705	8.97%	8,736
2009	10.164055	11.897099	17.05%	7,810
2008	13.469644	10.164055	-24.54%	28,119
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.404614	21.099560	14.64%	2,991
2016	17.267012	18.404614	6.59%	3,457
2015	17.703796	17.267012	-2.47%	3,162
2014	17.168105	17.703796	3.12%	28,516
2013	14.278598	17.168105	20.24%	29,096
2012	12.775557	14.278598	11.76%	29,756
2011	13.285175	12.775557	-3.84%	30,388
2010	11.983638	13.285175	10.86%	42,588
2009	9.805326	11.983638	22.22%	18,175
2008	14.546552	9.805326	-32.59%	18,701
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.447402	16.575909	7.31%	5,790
2016	14.873548	15.447402	3.86%	5,790
2015	15.143107	14.873548	-1.78%	5,790
2014	14.715397	15.143107	2.91%	1,111
2013	13.554888	14.715397	8.56%	1,111
2012	12.770191	13.554888	6.14%	1,109
2011	12.734494	12.770191	0.28%	2,643
2010	11.944020	12.734494	6.62%	2,624
2009	10.611568	11.944020	12.56%	2,996
2008	12.713259	10.611568	-16.53%	3,740

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.327891	29.181241	25.09%	0
2016	22.910048	23.327891	1.82%	0
2015	22.188069	22.910048	3.25%	0
2014	20.756719	22.188069	6.90%	0
2013	15.454095	20.756719	34.31%	0
2012	13.253496	15.454095	16.60%	0
2011	13.797260	13.253496	-3.94%	0
2010	12.907066	13.797260	6.90%	0
2009*	10.000000	12.907066	29.07%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.866170	28.548787	24.85%	957
2016	22.523552	22.866170	1.52%	1,016
2015	21.870050	22.523552	2.99%	1,084
2014	20.503983	21.870050	6.66%	1,376
2013	15.312714	20.503983	33.90%	2,911
2012	13.161472	15.312714	16.34%	3,248
2011	13.738189	13.161472	-4.20%	3,595
2010	12.885329	13.738189	6.62%	3,947
2009*	10.000000	12.885329	28.85%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	28.579565	32.511812	13.76%	0
2016	24.180970	28.579565	18.19%	0
2015	25.251628	24.180970	-4.24%	0
2014	23.488685	25.251628	7.51%	0
2013	17.968577	23.488685	30.72%	0
2012	15.568979	17.968577	15.41%	0
2011	16.259437	15.568979	-4.25%	0
2010	13.112958	16.259437	24.00%	0
2009	9.759394	13.112958	34.36%	0
2008	15.634375	9.759394	-37.58%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	26.438573	30.023066	13.56%	1,283
2016	22.420941	26.438573	17.92%	1,283
2015	23.470904	22.420941	-4.47%	1,283
2014	21.881169	23.470904	7.27%	1,283
2013	16.769251	21.881169	30.48%	1,986
2012	14.554343	16.769251	15.22%	2,108
2011	15.220724	14.554343	-4.38%	2,168
2010	12.308033	15.220724	23.66%	2,169
2009	9.177419	12.308033	34.11%	2,221
2008	14.737117	9.177419	-37.73%	2,241

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.835683	12.131922	23.35%	0
2016	10.264111	9.835683	-4.17%	0
2015	10.515782	10.264111	-2.39%	0
2014	10.849797	10.515782	-3.08%	0
2013	9.120622	10.849797	18.96%	0
2012	8.036198	9.120622	13.49%	0
2011	9.050027	8.036198	-11.20%	0
2010	8.093736	9.050027	11.82%	0
2009	6.052492	8.093736	33.73%	0
2008*	10.000000	6.052492	-39.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.672491	10.474681	20.78%	0
2016	8.388218	8.672491	3.39%	0
2015	8.998330	8.388218	-6.78%	0
2014*	10.000000	8.998330	-10.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.615980	10.373387	20.40%	0
2016	8.352931	8.615980	3.15%	0
2015	8.981894	8.352931	-7.00%	0
2014*	10.000000	8.981894	-10.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.254637	18.190808	27.61%	0
2016	14.224750	14.254637	0.21%	0
2015	14.038767	14.224750	1.32%	0
2014	12.972341	14.038767	8.22%	0
2013	9.822877	12.972341	32.06%	0
2012	8.608756	9.822877	14.10%	0
2011	9.054459	8.608756	-4.92%	0
2010	7.988688	9.054459	13.34%	0
2009	6.285917	7.988688	27.09%	0
2008*	10.000000	6.285917	-37.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.415780	16.198467	12.37%	1,300
2016	12.643162	14.415780	14.02%	1,318
2015	13.326338	12.643162	-5.13%	1,336
2014	12.303435	13.326338	8.31%	1,355
2013	9.274032	12.303435	32.67%	1,374
2012	8.027444	9.274032	15.53%	3,418
2011	8.700219	8.027444	-7.73%	3,436
2010	7.854021	8.700219	10.77%	3,456
2009	6.274075	7.854021	25.18%	3,565
2008*	10.000000	6.274075	-37.26%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.350697	17.981106	25.30%	0
2016	13.771644	14.350697	4.20%	0
2015	14.065582	13.771644	-2.09%	0
2014	13.802708	14.065582	1.90%	0
2013	10.135533	13.802708	36.18%	0
2012	8.998670	10.135533	12.63%	0
2011	9.585284	8.998670	-6.12%	0
2010	7.714076	9.585284	24.26%	0
2009	6.196535	7.714076	24.49%	0
2008*	10.000000	6.196535	-38.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.651519	20.862204	11.85%	0
2016	16.142678	18.651519	15.54%	0
2015	16.918435	16.142678	-4.59%	0
2014	14.715228	16.918435	14.97%	0
2013	11.038815	14.715228	33.30%	0
2012	9.657332	11.038815	14.31%	0
2011	10.062592	9.657332	-4.03%	0
2010	8.560970	10.062592	17.54%	0
2009	6.678536	8.560970	28.19%	0
2008*	10.000000	6.678536	-33.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	15.684438	19.209010	22.47%	0
2016	14.772635	15.684438	6.17%	0
2015	14.956571	14.772635	-1.23%	0
2014	14.846159	14.956571	0.74%	0
2013	10.496974	14.846159	41.43%	0
2012	9.447436	10.496974	11.11%	0
2011	9.698891	9.447436	-2.59%	0
2010	7.890597	9.698891	22.92%	0
2009	6.314462	7.890597	24.96%	64
2008	12.021611	6.314462	-47.47%	64
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	27.260974	29.212892	7.16%	0
2016	22.031708	27.260974	23.74%	0
2015	23.861232	22.031708	-7.67%	0
2014	22.692736	23.861232	5.15%	0
2013	16.450563	22.692736	37.95%	0
2012	13.901914	16.450563	18.33%	0
2011	14.904806	13.901914	-6.73%	0
2010	11.982216	14.904806	24.39%	0
2009	9.662597	11.982216	24.01%	0
2008	14.495725	9.662597	-33.34%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	24.427803	26.102423	6.86%	11
2016	19.792073	24.427803	23.42%	1,780
2015	21.496654	19.792073	-7.93%	1,780
2014	20.493140	21.496654	4.90%	1,780
2013	14.895976	20.493140	37.58%	1,780
2012	12.602881	14.895976	18.20%	1,780
2011	13.566762	12.602881	-7.10%	1,780
2010	10.917777	13.566762	24.26%	1,780
2009	8.829043	10.917777	23.66%	1,836
2008	13.274204	8.829043	-33.49%	67
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	26.976476	30.080734	11.51%	0
2016	22.352089	26.976476	20.69%	0
2015	23.128459	22.352089	-3.36%	0
2014	23.350121	23.128459	-0.95%	0
2013	16.866298	23.350121	38.44%	0
2012	14.863224	16.866298	13.48%	0
2011	16.017894	14.863224	-7.21%	0
2010	13.009083	16.017894	23.13%	0
2009	9.829706	13.009083	32.34%	0
2008	16.186672	9.829706	-39.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	26.665497	29.658401	11.22%	428
2016	22.146457	26.665497	20.41%	428
2015	22.976389	22.146457	-3.61%	428
2014	23.256383	22.976389	-1.20%	532
2013	16.841126	23.256383	38.09%	532
2012	14.876564	16.841126	13.21%	532
2011	16.073816	14.876564	-7.45%	532
2010	13.090033	16.073816	22.79%	532
2009	9.910899	13.090033	32.08%	532
2008	16.364194	9.910899	-39.44%	522
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	14.930403	17.639831	18.15%	0
2016	13.670264	14.930403	9.22%	0
2015	13.822272	13.670264	-1.10%	0
2014	12.581741	13.822272	9.86%	0
2013	9.791077	12.581741	28.50%	0
2012	8.753726	9.791077	11.85%	0
2011	8.875758	8.753726	-1.37%	0
2010	7.978698	8.875758	11.24%	0
2009	6.467855	7.978698	23.36%	0
2008	11.274944	6.467855	-42.64%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.418766	13.994583	4.29%	941
2016	12.742525	13.418766	5.31%	941
2015	13.747681	12.742525	-7.31%	941
2014	10.880056	13.747681	26.36%	33
2013	10.782698	10.880056	0.90%	33
2012	9.495610	10.782698	13.55%	33
2011	9.105436	9.495610	4.29%	33
2010	7.138633	9.105436	27.55%	33
2009	5.567096	7.138633	28.23%	33
2008*	10.000000	5.567096	-44.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.086926	10.067388	-0.19%	0
2016	10.016511	10.086926	0.70%	0
2015	10.229826	10.016511	-2.09%	0
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0
2009	9.826970	10.341446	5.24%	0
2008*	10.000000	9.826970	-1.73%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.588149	16.384184	20.58%	0
2016	13.676995	13.588149	-0.65%	0
2015	14.486038	13.676995	-5.58%	0
2014	16.051858	14.486038	-9.75%	0
2013	13.604035	16.051858	17.99%	0
2012	11.581113	13.604035	17.47%	0
2011	13.459684	11.581113	-13.96%	0
2010	12.881784	13.459684	4.49%	0
2009*	10.000000	12.881784	28.82%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.792017	24.194237	16.36%	0
2016	19.261718	20.792017	7.94%	0
2015	19.696124	19.261718	-2.21%	0
2014	18.161430	19.696124	8.45%	0
2013	13.433360	18.161430	35.20%	0
2012	12.320466	13.433360	9.03%	0
2011	12.938030	12.320466	-4.77%	0
2010	10.718556	12.938030	20.71%	0
2009	8.300816	10.718556	29.13%	0
2008	13.952052	8.300816	-40.50%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	21.927016	29.443903	34.28%	0
2016	22.298235	21.927016	-1.66%	0
2015	21.834279	22.298235	2.12%	0
2014	21.725217	21.834279	0.50%	0
2013	17.369036	21.725217	25.08%	0
2012	14.578877	17.369036	19.14%	0
2011	16.179438	14.578877	-9.89%	0
2010	14.200292	16.179438	13.94%	0
2009	10.340587	14.200292	37.33%	0
2008	17.597132	10.340587	-41.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	21.117041	28.284576	33.94%	38
2016	21.525965	21.117041	-1.90%	38
2015	21.133311	21.525965	1.86%	38
2014	21.076416	21.133311	0.27%	38
2013	16.892257	21.076416	24.77%	0
2012	14.215537	16.892257	18.83%	0
2011	15.817039	14.215537	-10.13%	0
2010	13.913661	15.817039	13.68%	0
2009	10.162209	13.913661	36.92%	0
2008	17.334852	10.162209	-41.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.111867	10.558591	4.42%	0
2016	9.660359	10.111867	4.67%	0
2015	10.059849	9.660359	-3.97%	0
2014	9.956410	10.059849	1.04%	0
2013	10.147191	9.956410	-1.88%	0
2012*	10.000000	10.147191	1.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	17.481030	18.212775	4.19%	458
2016	16.742599	17.481030	4.41%	458
2015	17.476323	16.742599	-4.20%	458
2014	17.355196	17.476323	0.70%	617
2013	17.729402	17.355196	-2.11%	1,650
2012	15.948774	17.729402	11.16%	1,801
2011	16.127428	15.948774	-1.11%	1,959
2010	14.301847	16.127428	12.76%	1,959
2009	12.293517	14.301847	16.34%	2,077
2008	14.632000	12.293517	-15.98%	2,080
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.721003	10.834904	24.24%	0
2016	9.123662	8.721003	-4.41%	0
2015	9.006445	9.123662	1.30%	0
2014*	10.000000	9.006445	-9.94%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.487136	22.332389	14.60%	322
2016	17.819897	19.487136	9.36%	338
2015	17.590778	17.819897	1.30%	353
2014	16.217388	17.590778	8.47%	370
2013	12.558036	16.217388	29.14%	2,298
2012	10.961573	12.558036	14.56%	2,425
2011	11.191604	10.961573	-2.06%	2,589
2010	9.834433	11.191604	13.80%	2,578
2009	7.820370	9.834433	25.75%	2,906
2008	12.969515	7.820370	-39.70%	3,153
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	29.808636	33.434705	12.16%	0
2016	25.698622	29.808636	15.99%	0
2015	27.796167	25.698622	-7.55%	0
2014	25.275044	27.796167	9.97%	0
2013	18.242554	25.275044	38.55%	0
2012	15.737492	18.242554	15.92%	0
2011	16.379633	15.737492	-3.92%	0
2010	13.509143	16.379633	21.25%	0
2009	10.022059	13.509143	34.79%	0
2008	16.407989	10.022059	-38.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	17.125655	19.167499	11.92%	0
2016	14.812179	17.125655	15.62%	0
2015	16.054369	14.812179	-7.74%	0
2014	14.634708	16.054369	9.70%	0
2013	10.592285	14.634708	38.16%	0
2012	9.162377	10.592285	15.61%	0
2011	9.552902	9.162377	-4.09%	0
2010	7.901200	9.552902	20.90%	0
2009	5.875071	7.901200	34.49%	0
2008	9.645655	5.875071	-39.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.319733	11.131296	7.86%	0
2016	9.277224	10.319733	11.24%	0
2015	9.671216	9.277224	-4.07%	0
2014*	10.000000	9.671216	-3.29%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.698826	11.640547	8.80%	0
2016	10.581627	10.698826	1.11%	0
2015	11.602645	10.581627	-8.80%	0
2014	11.773874	11.602645	-1.45%	1,410
2013	12.825863	11.773874	-8.20%	1,508
2012	12.405808	12.825863	3.39%	1,508
2011	11.646011	12.405808	6.52%	1,508
2010	10.837712	11.646011	7.46%	0
2009*	10.000000	10.837712	8.38%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.061363	11.004411	-0.51%	0
2016	11.112815	11.061363	-0.46%	0
2015	11.287188	11.112815	-1.54%	0
2014	11.402909	11.287188	-1.01%	1,594
2013	11.633026	11.402909	-1.98%	1,705
2012	11.196933	11.633026	3.89%	1,705
2011	11.282116	11.196933	-0.76%	1,705
2010	10.916941	11.282116	3.35%	0
2009*	10.000000	10.916941	9.17%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.230168	12.30%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.319866	13.273406	28.62%	0
2016*	10.000000	10.319866	3.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.309912	16.553808	24.37%	0
2016	13.887035	13.309912	-4.16%	0
2015	14.114626	13.887035	-1.61%	0
2014	15.410562	14.114626	-8.41%	0
2013	12.247065	15.410562	25.83%	0
2012	10.224795	12.247065	19.78%	0
2011	12.528263	10.224795	-18.39%	0
2010	11.589294	12.528263	8.10%	0
2009	9.464345	11.589294	22.45%	0
2008	17.187307	9.464345	-44.93%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	24.762711	26.245786	5.99%	0
2016	19.767656	24.762711	25.27%	0
2015	21.010453	19.767656	-5.92%	0
2014	20.674737	21.010453	1.62%	0
2013	15.072803	20.674737	37.17%	0
2012	13.058314	15.072803	15.43%	0
2011	13.949807	13.058314	-6.39%	0
2010	11.269754	13.949807	23.78%	0
2009	8.720668	11.269754	29.23%	0
2008	14.638094	8.720668	-40.42%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.583041	7.303833	-3.68%	0
2016	5.381461	7.583041	40.91%	0
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.735013	7.470975	-3.41%	0
2016	5.477963	7.735013	41.20%	0
2015	8.377851	5.477963	-34.61%	0
2014	10.540980	8.377851	-20.52%	1,761
2013	9.706281	10.540980	8.60%	1,883
2012*	10.000000	9.706281	-2.94%	1,883
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.205471	28.696419	23.66%	0
2016	21.919590	23.205471	5.87%	0
2015	22.972247	21.919590	-4.58%	0
2014	23.828936	22.972247	-3.60%	0
2013	16.143913	23.828936	47.60%	0
2012	15.233148	16.143913	5.98%	0
2011	16.250980	15.233148	-6.26%	0
2010	13.047121	16.250980	24.56%	0
2009*	10.000000	13.047121	30.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	19.423925	22.622839	16.47%	0
2016	17.807604	19.423925	9.08%	0
2015	17.878940	17.807604	-0.40%	0
2014	16.658972	17.878940	7.32%	0
2013	12.604099	16.658972	32.17%	0
2012	10.947762	12.604099	15.13%	0
2011	10.510017	10.947762	4.17%	0
2010	9.488166	10.510017	10.77%	13
2009	8.028395	9.488166	18.18%	35
2008	13.785975	8.028395	-41.76%	43
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	15.238818	18.720889	22.85%	122
2016	15.642248	15.238818	-2.58%	122
2015	15.555447	15.642248	0.56%	122
2014	16.934751	15.555447	-8.14%	122
2013	14.051276	16.934751	20.52%	122
2012	12.530760	14.051276	12.13%	122
2011	15.839006	12.530760	-20.89%	122
2010	15.464228	15.839006	2.42%	122
2009	11.720688	15.464228	31.94%	122
2008	25.549664	11.720688	-54.13%	122
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	17.876672	23.116442	29.31%	0
2016	17.784722	17.876672	0.52%	0
2015	16.337280	17.784722	8.86%	0
2014	14.614134	16.337280	11.79%	0
2013	10.862771	14.614134	34.53%	0
2012	9.526413	10.862771	14.03%	0
2011	10.028900	9.526413	-5.48%	0
2010	9.298424	10.028900	7.86%	0
2009	6.906231	9.298424	34.64%	0
2008	11.686906	6.906231	-40.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	32.110422	35.586251	10.82%	702
2016	26.201345	32.110422	22.55%	1,150
2015	28.292681	26.201345	-7.39%	1,163
2014	26.445479	28.292681	6.98%	1,147
2013	19.566195	26.445479	35.16%	1,140
2012	16.819281	19.566195	16.33%	1,164
2011	18.743073	16.819281	-10.26%	1,175
2010	15.077340	18.743073	24.31%	1,167
2009	10.762630	15.077340	40.09%	1,293
2008	17.058156	10.762630	-36.91%	1,369

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.769500	16.492723	11.67%	0
2016	14.488185	14.769500	1.94%	0
2015	14.902965	14.488185	-2.78%	0
2014	14.888462	14.902965	0.10%	0
2013	13.251063	14.888462	12.36%	0
2012	12.271448	13.251063	7.98%	0
2011	12.967969	12.271448	-5.37%	0
2010	12.031177	12.967969	7.79%	0
2009*	10.000000	12.031177	20.31%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.753669	13.278811	12.98%	0
2016	10.389150	11.753669	13.13%	0
2015	10.852666	10.389150	-4.27%	0
2014*	10.000000	10.852666	8.53%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.800015	32.894984	10.39%	0
2016	24.135309	29.800015	23.47%	0
2015	25.163940	24.135309	-4.09%	0
2014	24.376747	25.163940	3.23%	0
2013	17.640861	24.376747	38.18%	0
2012	15.521575	17.640861	13.65%	0
2011	15.717054	15.521575	-1.24%	0
2010	12.719748	15.717054	23.56%	0
2009	10.360154	12.719748	22.78%	0
2008	15.271375	10.360154	-32.16%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	21.509263	25.673140	19.36%	0
2016	19.607005	21.509263	9.70%	0
2015	19.747766	19.607005	-0.71%	0
2014	17.729610	19.747766	11.38%	0
2013	13.674725	17.729610	29.65%	0
2012	12.032328	13.674725	13.65%	0
2011	12.026602	12.032328	0.05%	0
2010	10.664461	12.026602	12.77%	0
2009	8.596197	10.664461	24.06%	0
2008	13.926672	8.596197	-38.28%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.665541	28.170780	19.04%	167
2016	21.624069	23.665541	9.44%	167
2015	21.830853	21.624069	-0.95%	167
2014	19.655316	21.830853	11.07%	167
2013	15.197127	19.655316	29.34%	167
2012	13.402389	15.197127	13.39%	167
2011	13.429929	13.402389	-0.21%	167
2010	11.940196	13.429929	12.48%	167
2009	9.646610	11.940196	23.78%	167
2008	15.673006	9.646610	-38.45%	149

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	18.587521	21.052947	13.26%	0
2016	17.148389	18.587521	8.39%	0
2015	18.039040	17.148389	-4.94%	0
2014	16.191500	18.039040	11.41%	0
2013	12.273066	16.191500	31.93%	0
2012	11.161928	12.273066	9.95%	0
2011	11.264577	11.161928	-0.91%	0
2010	9.990702	11.264577	12.75%	0
2009	7.606265	9.990702	31.35%	0
2008	11.812290	7.606265	-35.61%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.275480	10.438406	1.59%	0
2016	9.604149	10.275480	6.99%	0
2015	9.878201	9.604149	-2.77%	0
2014*	10.000000	9.878201	-1.22%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	22.597234	23.648022	4.65%	197
2016	20.091284	22.597234	12.47%	192
2015	21.032193	20.091284	-4.47%	186
2014	20.911534	21.032193	0.58%	181
2013	19.952191	20.911534	4.81%	198
2012	17.775773	19.952191	12.24%	196
2011	17.251567	17.775773	3.04%	195
2010	15.358636	17.251567	12.32%	219
2009	10.257291	15.358636	49.73%	361
2008	14.133646	10.257291	-27.43%	404
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.336680	11.234110	8.68%	0
2016	11.019365	10.336680	-6.20%	0
2015	11.993057	11.019365	-8.12%	0
2014	12.377612	11.993057	-3.11%	0
2013	10.855234	12.377612	14.02%	0
2012	10.047263	10.855234	8.04%	2,955
2011	10.827528	10.047263	-7.21%	3,349
2010	9.756727	10.827528	10.98%	2,869
2009	8.771912	9.756727	11.23%	0
2008	12.700950	8.771912	-30.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	14.570287	14.886176	2.17%	0
2016	14.290134	14.570287	1.96%	0
2015	14.587602	14.290134	-2.04%	0
2014	14.312115	14.587602	1.92%	0
2013	14.425161	14.312115	-0.78%	0
2012	13.388575	14.425161	7.74%	0
2011	13.330382	13.388575	0.44%	0
2010	12.510708	13.330382	6.55%	0
2009	10.578277	12.510708	18.27%	0
2008	11.618960	10.578277	-8.96%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.196579	14.464457	1.89%	309
2016	13.962943	14.196579	1.67%	309
2015	14.281643	13.962943	-2.23%	309
2014	14.049864	14.281643	1.65%	309
2013	14.200816	14.049864	-1.06%	309
2012	13.213554	14.200816	7.47%	309
2011	13.192521	13.213554	0.16%	309
2010	12.406760	13.192521	6.33%	309
2009	10.514771	12.406760	17.99%	309
2008	11.582313	10.514771	-9.22%	1,120
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	14.939109	16.716218	11.90%	0
2016	14.767765	14.939109	1.16%	0
2015	15.034657	14.767765	-1.78%	0
2014	14.486600	15.034657	3.78%	0
2013	12.768809	14.486600	13.45%	0
2012	11.566228	12.768809	10.40%	0
2011	12.103145	11.566228	-4.44%	0
2010	10.797896	12.103145	12.09%	0
2009	8.527783	10.797896	26.62%	0
2008	12.200520	8.527783	-30.10%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	13.837387	15.456568	11.70%	0
2016	13.701264	13.837387	0.99%	0
2015	13.960839	13.701264	-1.86%	0
2014	13.470671	13.960839	3.64%	0
2013	11.893218	13.470671	13.26%	0
2012	10.791363	11.893218	10.21%	0
2011	11.307145	10.791363	-4.56%	0
2010	10.103513	11.307145	11.91%	0
2009	7.990509	10.103513	26.44%	0
2008	11.445685	7.990509	-30.19%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	13.167381	15.348754	16.57%	0
2016	13.101158	13.167381	0.51%	0
2015	13.345307	13.101158	-1.83%	0
2014	12.850950	13.345307	3.85%	0
2013	10.696927	12.850950	20.14%	0
2012	9.444964	10.696927	13.26%	0
2011	10.260531	9.444964	-7.95%	0
2010	8.993624	10.260531	14.09%	0
2009	6.896983	8.993624	30.40%	0
2008	10.953484	6.896983	-37.03%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	11.959397	13.916527	16.36%	0
2016	11.918672	11.959397	0.34%	0
2015	12.159611	11.918672	-1.98%	0
2014	11.731020	12.159611	3.65%	0
2013	9.784725	11.731020	19.89%	0
2012	8.656196	9.784725	13.04%	0
2011	9.423311	8.656196	-8.14%	0
2010	8.270630	9.423311	13.94%	0
2009	6.360710	8.270630	30.03%	0
2008	10.111904	6.360710	-37.10%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	16.447201	18.776105	14.16%	0
2016	15.629133	16.447201	5.23%	0
2015	15.835263	15.629133	-1.30%	0
2014	14.647421	15.835263	8.11%	0
2013	12.481956	14.647421	17.35%	0
2012	11.057839	12.481956	12.88%	0
2011	11.702301	11.057839	-5.51%	0
2010	10.099821	11.702301	15.87%	0
2009	7.433595	10.099821	35.87%	0
2008	11.473719	7.433595	-35.21%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	16.827145	19.188395	14.03%	0
2016	16.016909	16.827145	5.06%	0
2015	16.251960	16.016909	-1.45%	0
2014	15.042742	16.251960	8.04%	0
2013	12.842102	15.042742	17.14%	0
2012	11.389973	12.842102	12.75%	0
2011	12.059720	11.389973	-5.55%	0
2010	10.428832	12.059720	15.64%	0
2009	7.677668	10.428832	35.83%	0
2008	11.873055	7.677668	-35.34%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	14.487011	17.607458	21.54%	0
2016	14.356120	14.487011	0.91%	0
2015	14.452072	14.356120	-0.66%	0
2014	13.272282	14.452072	8.89%	0
2013	9.766183	13.272282	35.90%	0
2012	8.111812	9.766183	20.39%	0
2011	8.488090	8.111812	-4.43%	0
2010	7.321037	8.488090	15.94%	0
2009	5.485211	7.321037	33.47%	0
2008	9.497958	5.485211	-42.25%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	14.130626	17.138424	21.29%	0
2016	14.016220	14.130626	0.82%	0
2015	14.128428	14.016220	-0.79%	0
2014	13.001490	14.128428	8.67%	0
2013	9.576392	13.001490	35.77%	0
2012	7.977480	9.576392	20.04%	0
2011	8.354668	7.977480	-4.51%	0
2010	7.210773	8.354668	15.86%	0
2009	5.407647	7.210773	33.34%	0
2008	9.389141	5.407647	-42.41%	147
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.356564	19.227607	10.78%	0
2016	14.990120	17.356564	15.79%	0
2015	15.915647	14.990120	-5.82%	0
2014	14.917510	15.915647	6.69%	0
2013	11.866714	14.917510	25.71%	0
2012	10.312273	11.866714	15.07%	0
2011	10.411498	10.312273	-0.95%	0
2010	9.212249	10.411498	13.02%	0
2009	7.214519	9.212249	27.69%	0
2008	12.823164	7.214519	-43.74%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	18.506732	20.473694	10.63%	1,201
2016	16.009780	18.506732	15.60%	1,201
2015	17.024849	16.009780	-5.96%	1,201
2014	15.981721	17.024849	6.53%	1,201
2013	12.731646	15.981721	25.53%	1,201
2012	11.076440	12.731646	14.94%	4,408
2011	11.205685	11.076440	-1.15%	4,845
2010	9.929696	11.205685	12.85%	6,094
2009	7.785213	9.929696	27.55%	6,614
2008	13.863576	7.785213	-43.84%	8,076

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	10.274584	10.158717	-1.13%	0
2016	10.441054	10.274584	-1.59%	0
2015	10.629457	10.441054	-1.77%	0
2014	10.823210	10.629457	-1.79%	0
2013	11.018398	10.823210	-1.77%	0
2012	11.205678	11.018398	-1.67%	0
2011	11.398062	11.205678	-1.69%	0
2010	11.578849	11.398062	-1.56%	2
2009	11.706697	11.578849	-1.09%	4
2008	11.570865	11.706697	1.17%	9
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	16.292454	18.683667	14.68%	0
2016	14.308759	16.292454	13.86%	0
2015	14.921854	14.308759	-4.11%	0
2014	13.765587	14.921854	8.40%	0
2013	10.503365	13.765587	31.06%	0
2012	9.033935	10.503365	16.27%	0
2011	9.056576	9.033935	-0.25%	0
2010	8.043129	9.056576	12.60%	0
2009	6.441110	8.043129	24.87%	0
2008	11.265672	6.441110	-42.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	16.399274	18.780263	14.52%	0
2016	14.419457	16.399274	13.73%	0
2015	15.066238	14.419457	-4.29%	0
2014	13.918839	15.066238	8.24%	0
2013	10.637105	13.918839	30.85%	0
2012	9.160893	10.637105	16.11%	0
2011	9.203395	9.160893	-0.46%	0
2010	8.181735	9.203395	12.49%	0
2009	6.559595	8.181735	24.73%	0
2008	11.497210	6.559595	-42.95%	224
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.235871	18.874026	32.58%	0
2016	14.393385	14.235871	-1.09%	0
2015	13.691579	14.393385	5.13%	0
2014	12.539586	13.691579	9.19%	0
2013	9.375162	12.539586	33.75%	0
2012	8.335019	9.375162	12.48%	0
2011	8.475516	8.335019	-1.66%	0
2010	6.957073	8.475516	21.83%	0
2009	5.528456	6.957073	25.84%	0
2008	10.669839	5.528456	-48.19%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.888742	14.416429	32.40%	742
2016	11.027142	10.888742	-1.26%	742
2015	10.504024	11.027142	4.98%	742
2014	9.635412	10.504024	9.01%	742
2013	7.214636	9.635412	33.55%	742
2012	6.422204	7.214636	12.34%	6,519
2011	6.541795	6.422204	-1.83%	7,322
2010	5.378240	6.541795	21.63%	6,574
2009	4.279943	5.378240	25.66%	7,233
2008	8.271873	4.279943	-48.26%	9,875
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.978558	14.698329	5.15%	0
2016	12.445346	13.978558	12.32%	0
2015	13.168063	12.445346	-5.49%	0
2014	13.266866	13.168063	-0.74%	0
2013	12.760502	13.266866	3.97%	0
2012	11.379525	12.760502	12.14%	0
2011	11.149869	11.379525	2.06%	0
2010	9.978355	11.149869	11.74%	0
2009	7.067396	9.978355	41.19%	0
2008	9.604171	7.067396	-26.41%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	14.848188	15.589756	4.99%	422
2016	13.243136	14.848188	12.12%	422
2015	14.028209	13.243136	-5.60%	422
2014	14.157333	14.028209	-0.91%	354
2013	13.639605	14.157333	3.80%	354
2012	12.187465	13.639605	11.92%	354
2011	11.965689	12.187465	1.85%	354
2010	10.719310	11.965689	11.63%	354
2009	7.608657	10.719310	40.88%	354
2008	10.350427	7.608657	-26.49%	354
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	16.481378	19.700071	19.53%	0
2016	15.003242	16.481378	9.85%	0
2015	15.077077	15.003242	-0.49%	0
2014	13.518837	15.077077	11.53%	0
2013	10.409973	13.518837	29.86%	0
2012	9.145644	10.409973	13.82%	0
2011	9.126845	9.145644	0.21%	0
2010	8.080115	9.126845	12.95%	15
2009	6.499059	8.080115	24.33%	44
2008	10.505115	6.499059	-38.13%	54

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	17.336468	17.743182	2.35%	0
2016	16.854226	17.336468	2.86%	0
2015	17.265949	16.854226	-2.38%	0
2014	16.614175	17.265949	3.92%	0
2013	17.224916	16.614175	-3.55%	0
2012	16.564403	17.224916	3.99%	0
2011	15.714681	16.564403	5.41%	0
2010	14.844114	15.714681	5.86%	0
2009	13.062331	14.844114	13.64%	0
2008	13.748520	13.062331	-4.99%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	54.325472	64.396175	18.54%	0
2016	49.341848	54.325472	10.10%	0
2015	51.011464	49.341848	-3.27%	0
2014	48.915604	51.011464	4.28%	0
2013	36.609450	48.915604	33.61%	0
2012	32.489680	36.609450	12.68%	0
2011	37.055419	32.489680	-12.32%	0
2010	29.318618	37.055419	26.39%	0
2009	21.323324	29.318618	37.50%	0
2008	35.897464	21.323324	-40.60%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	33.444696	39.589746	18.37%	1,240
2016	30.428030	33.444696	9.91%	2,059
2015	31.498874	30.428030	-3.40%	2,039
2014	30.251592	31.498874	4.12%	1,635
2013	22.673066	30.251592	33.43%	5,521
2012	20.154585	22.673066	12.50%	7,349
2011	23.021895	20.154585	-12.45%	7,496
2010	18.233810	23.021895	26.26%	3,654
2009	13.286356	18.233810	37.24%	2,473
2008	22.403713	13.286356	-40.70%	2,640
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.217774	15.610534	27.77%	0
2016	13.112691	12.217774	-6.82%	0
2015	12.902709	13.112691	1.63%	0
2014	14.306840	12.902709	-9.81%	0
2013	11.174489	14.306840	28.03%	0
2012	9.440539	11.174489	18.37%	0
2011	11.614303	9.440539	-18.72%	0
2010	10.467057	11.614303	10.96%	0
2009	8.430171	10.467057	24.16%	0
2008	15.293567	8.430171	-44.88%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.642211	12.308793	27.66%	0
2016	10.364510	9.642211	-6.97%	0
2015	10.217689	10.364510	1.44%	0
2014	11.346420	10.217689	-9.95%	0
2013	8.876527	11.346420	27.82%	0
2012	7.509310	8.876527	18.21%	0
2011	9.250889	7.509310	-18.83%	0
2010	8.349171	9.250889	10.80%	0
2009	6.736020	8.349171	23.95%	0
2008	12.240789	6.736020	-44.97%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	19.087596	21.657134	13.46%	0
2016	17.369735	19.087596	9.89%	0
2015	17.833788	17.369735	-2.60%	0
2014	16.316037	17.833788	9.30%	0
2013	12.559255	16.316037	29.91%	0
2012	10.587581	12.559255	18.62%	0
2011	11.063358	10.587581	-4.30%	0
2010	9.569134	11.063358	15.62%	0
2009	6.845759	9.569134	39.78%	0
2008	13.038359	6.845759	-47.50%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	18.633462	21.110404	13.29%	0
2016	16.985194	18.633462	9.70%	0
2015	17.466531	16.985194	-2.76%	0
2014	16.008738	17.466531	9.11%	0
2013	12.333056	16.008738	29.80%	0
2012	10.418675	12.333056	18.37%	0
2011	10.901255	10.418675	-4.43%	0
2010	9.446305	10.901255	15.40%	0
2009	6.769273	9.446305	39.55%	0
2008	12.910006	6.769273	-47.57%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	23.049108	26.983880	17.07%	0
2016	21.438372	23.049108	7.51%	0
2015	22.519308	21.438372	-4.80%	0
2014	21.493661	22.519308	4.77%	0
2013	16.779028	21.493661	28.10%	0
2012	13.443820	16.779028	24.81%	0
2011	15.018725	13.443820	-10.49%	0
2010	12.094271	15.018725	24.18%	0
2009	7.824788	12.094271	54.56%	0
2008	16.321042	7.824788	-52.06%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	21.307810	24.919119	16.95%	0
2016	19.856240	21.307810	7.31%	0
2015	20.886626	19.856240	-4.93%	0
2014	19.968911	20.886626	4.60%	0
2013	15.619996	19.968911	27.84%	3,646
2012	12.518771	15.619996	24.77%	3,646
2011	14.014427	12.518771	-10.67%	3,646
2010	11.295954	14.014427	24.07%	378
2009	7.319656	11.295954	54.32%	378
2008	15.301943	7.319656	-52.17%	378
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.530780	13.779965	9.97%	0
2016	11.273867	12.530780	11.15%	0
2015	12.241120	11.273867	-7.90%	0
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	0
2009	6.575833	8.410983	27.91%	0
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	22.480262	26.679658	18.68%	0
2016	19.678043	22.480262	14.24%	0
2015	20.747464	19.678043	-5.15%	0
2014	19.382206	20.747464	7.04%	0
2013	15.176519	19.382206	27.71%	0
2012	13.777825	15.176519	10.15%	0
2011	13.199165	13.777825	4.38%	0
2010	11.113702	13.199165	18.76%	0
2009	9.617692	11.113702	15.55%	0
2008	13.406317	9.617692	-28.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.421717	17.722667	14.92%	0
2016	14.609389	15.421717	5.56%	0
2015	15.878975	14.609389	-8.00%	0
2014	18.145621	15.878975	-12.49%	0
2013	14.989475	18.145621	21.06%	0
2012	12.871264	14.989475	16.46%	0
2011	14.635517	12.871264	-12.05%	0
2010	13.713868	14.635517	6.72%	0
2009	10.168236	13.713868	34.87%	0
2008	17.326072	10.168236	-41.31%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.289373	20.320648	24.75%	419
2016	16.259198	16.289373	0.19%	419
2015	15.806422	16.259198	2.86%	419
2014	14.880611	15.806422	6.22%	419
2013	10.839570	14.880611	37.28%	419
2012	9.734552	10.839570	11.35%	419
2011	10.589331	9.734552	-8.07%	0
2010	9.018728	10.589331	17.41%	0
2009	5.544458	9.018728	62.66%	0
2008	11.096184	5.544458	-50.03%	275
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	20.288647	23.426384	15.47%	192
2016	17.659617	20.288647	14.89%	192
2015	19.170943	17.659617	-7.88%	192
2014	17.893913	19.170943	7.14%	192
2013	13.432641	17.893913	33.21%	192
2012	11.502584	13.432641	16.78%	3,188
2011	11.965246	11.502584	-3.87%	3,597
2010	10.531410	11.965246	13.61%	3,181
2009	8.351893	10.531410	26.10%	3,519
2008	13.248408	8.351893	-36.96%	4,826
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	15.778408	17.536723	11.14%	0
2016	14.571236	15.778408	8.28%	0
2015	15.746985	14.571236	-7.47%	0
2014	14.827737	15.746985	6.20%	0
2013	11.682410	14.827737	26.92%	0
2012	10.446805	11.682410	11.83%	0
2011	10.644628	10.446805	-1.86%	0
2010	9.894200	10.644628	7.58%	0
2009	7.853267	9.894200	25.99%	0
2008	11.448123	7.853267	-31.40%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	15.370656	17.038532	10.85%	855
2016	14.226236	15.370656	8.04%	855
2015	15.412197	14.226236	-7.69%	855
2014	14.552831	15.412197	5.91%	855
2013	11.493694	14.552831	26.62%	855
2012	10.302360	11.493694	11.56%	855
2011	10.521697	10.302360	-2.08%	855
2010	9.807371	10.521697	7.28%	855
2009	7.803522	9.807371	25.68%	999
2008	11.404908	7.803522	-31.58%	1,077

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	20.031223	24.142441	20.52%	4
2016	20.540492	20.031223	-2.48%	4
2015	21.478921	20.540492	-4.37%	4
2014	21.853037	21.478921	-1.71%	4
2013	18.744893	21.853037	16.58%	15
2012	16.562664	18.744893	13.18%	17
2011	18.133662	16.562664	-8.66%	17
2010	16.398266	18.133662	10.58%	17
2009	12.377537	16.398266	32.48%	72
2008	21.201102	12.377537	-41.62%	82
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	20.378210	22.998075	12.86%	0
2016	18.293141	20.378210	11.40%	0
2015	19.410427	18.293141	-5.76%	0
2014	18.926981	19.410427	2.55%	0
2013	14.962416	18.926981	26.50%	0
2012	13.732888	14.962416	8.95%	0
2011	14.936806	13.732888	-8.06%	0
2010	13.329287	14.936806	12.06%	0
2009	10.424213	13.329287	27.87%	0
2008	14.851000	10.424213	-29.81%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.626569	16.391842	20.29%	0
2016	13.771620	13.626569	-1.05%	0
2015	13.856927	13.771620	-0.62%	0
2014	13.061227	13.856927	6.09%	0
2013	9.707363	13.061227	34.55%	0
2012*	10.000000	9.707363	-2.93%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.495065	16.187325	19.95%	0
2016	13.663554	13.495065	-1.23%	0
2015	13.770565	13.663554	-0.78%	0
2014	13.021428	13.770565	5.75%	0
2013	9.706928	13.021428	34.15%	0
2012*	10.000000	9.706928	-2.93%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.244589	15.383644	16.15%	0
2016	13.842199	13.244589	-4.32%	0
2015	15.379658	13.842199	-10.00%	0
2014	16.532075	15.379658	-6.97%	0
2013	13.453793	16.532075	22.88%	0
2012	11.496395	13.453793	17.03%	0
2011	12.615839	11.496395	-8.87%	0
2010	11.821378	12.615839	6.72%	0
2009*	10.000000	11.821378	18.21%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.772577	11.012480	25.53%	0
2016	7.395992	8.772577	18.61%	0
2015	9.421191	7.395992	-21.50%	0
2014*	10.000000	9.421191	-5.79%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.852128	17.232640	24.40%	0
2016	13.482993	13.852128	2.74%	0
2015	13.147394	13.482993	2.55%	0
2014	12.332873	13.147394	6.60%	0
2013	9.152506	12.332873	34.75%	0
2012	8.005842	9.152506	14.32%	0
2011	8.687898	8.005842	-7.85%	0
2010	6.847279	8.687898	26.88%	0
2009	4.936467	6.847279	38.71%	0
2008	10.385461	4.936467	-52.47%	268
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.303417	23.948799	24.07%	0
2016	18.066614	19.303417	6.85%	0
2015	18.801240	18.066614	-3.91%	0
2014	20.697110	18.801240	-9.16%	0
2013	14.924572	20.697110	38.68%	0
2012	12.571580	14.924572	18.72%	0
2011	14.302556	12.571580	-12.10%	0
2010	10.713867	14.302556	33.50%	0
2009	6.696604	10.713867	59.99%	0
2008	11.275757	6.696604	-40.61%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.233796	26.775198	15.24%	0
2016	20.793906	23.233796	11.73%	0
2015	21.374721	20.793906	-2.72%	0
2014	19.751398	21.374721	8.22%	0
2013	14.833229	19.751398	33.16%	0
2012	13.035399	14.833229	13.79%	0
2011	13.336050	13.035399	-2.25%	0
2010	12.210734	13.336050	9.22%	491
2009	10.154692	12.210734	20.25%	491
2008	15.375450	10.154692	-33.96%	491
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.591488	19.418232	24.54%	0
2016	15.289156	15.591488	1.98%	0
2015	14.643868	15.289156	4.41%	0
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	0
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.083851	12.685729	25.80%	0
2016	9.701430	10.083851	3.94%	0
2015*	10.000000	9.701430	-2.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.704353	13.211741	3.99%	0
2016	12.220458	12.704353	3.96%	0
2015	12.548898	12.220458	-2.62%	0
2014	11.880123	12.548898	5.63%	0
2013	12.168491	11.880123	-2.37%	0
2012	11.348781	12.168491	7.22%	0
2011	10.963809	11.348781	3.51%	0
2010	10.448159	10.963809	4.94%	0
2009	9.727192	10.448159	7.41%	0
2008	11.062118	9.727192	-12.07%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.277290	25.853278	6.49%	0
2016	20.564449	24.277290	18.05%	0
2015	21.914860	20.564449	-6.16%	0
2014	19.758272	21.914860	10.91%	0
2013	15.280576	19.758272	29.30%	0
2012	13.597116	15.280576	12.38%	0
2011	13.778810	13.597116	-1.32%	0
2010	12.400366	13.778810	11.12%	0
2009*	10.000000	12.400366	24.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.913334	16.958699	13.72%	0
2016	13.932083	14.913334	7.04%	0
2015	14.049200	13.932083	-0.83%	0
2014	13.626690	14.049200	3.10%	0
2013	11.255546	13.626690	21.07%	0
2012	9.905519	11.255546	13.63%	0
2011	9.993847	9.905519	-0.88%	0
2010	9.085128	9.993847	10.00%	0
2009	7.496405	9.085128	21.19%	0
2008	10.870847	7.496405	-31.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.135357	11.286691	1.36%	5,508
2016	11.046140	11.135357	0.81%	5,508
2015	11.274673	11.046140	-2.03%	5,508
2014	10.936849	11.274673	3.09%	5,508
2013	11.431553	10.936849	-4.33%	5,508
2012	11.090766	11.431553	3.07%	5,508
2011	10.682066	11.090766	3.83%	5,508
2010	10.263054	10.682066	4.08%	5,508
2009	9.318922	10.263054	10.13%	5,508
2008	10.529215	9.318922	-11.49%	6,158

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.296414	19.673801	28.62%	1,645
2016	15.546905	15.296414	-1.61%	1,645
2015	14.859628	15.546905	4.63%	1,645
2014	14.859259	14.859628	0.00%	1,645
2013	11.762560	14.859259	26.33%	1,645
2012	9.811580	11.762560	19.88%	1,645
2011	11.016702	9.811580	-10.94%	1,645
2010	10.079451	11.016702	9.30%	1,645
2009	7.248531	10.079451	39.06%	1,645
2008	12.029430	7.248531	-39.74%	1,863
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.906207	19.962916	25.50%	4,071
2016	14.850890	15.906207	7.11%	4,071
2015	14.209820	14.850890	4.51%	4,071
2014	13.390128	14.209820	6.12%	4,071
2013	10.520324	13.390128	27.28%	4,071
2012	9.125578	10.520324	15.28%	4,071
2011	9.749596	9.125578	-6.40%	4,071
2010	8.399928	9.749596	16.07%	4,071
2009	6.163543	8.399928	36.28%	4,071
2008	11.251384	6.163543	-45.22%	4,224
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.042646	16.814519	19.74%	0
2016	12.872147	14.042646	9.09%	0
2015	12.967199	12.872147	-0.73%	0
2014	11.979667	12.967199	8.24%	0
2013	9.174469	11.979667	30.58%	0
2012	7.981188	9.174469	14.95%	0
2011	8.313029	7.981188	-3.99%	0
2010	7.628096	8.313029	8.98%	0
2009	5.943759	7.628096	28.34%	0
2008	9.772893	5.943759	-39.18%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.518810	11.027989	4.84%	0
2016	9.382804	10.518810	12.11%	0
2015	9.810607	9.382804	-4.36%	0
2014*	10.000000	9.810607	-1.89%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.765398	16.865530	22.52%	0
2016	12.345047	13.765398	11.51%	0
2015	12.723102	12.345047	-2.97%	0
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	0
2012	7.518932	8.626280	14.73%	0
2011	8.666687	7.518932	-13.24%	0
2010	7.648644	8.666687	13.31%	0
2009	5.091966	7.648644	50.21%	0
2008*	10.000000	5.091966	-49.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.603496	18.176477	16.49%	0
2016	14.429596	15.603496	8.14%	0
2015	14.741837	14.429596	-2.12%	0
2014	13.572945	14.741837	8.61%	0
2013	9.960342	13.572945	36.27%	0
2012	9.097256	9.960342	9.49%	0
2011	9.567920	9.097256	-4.92%	0
2010	7.884037	9.567920	21.36%	0
2009	6.103762	7.884037	29.17%	0
2008*	10.000000	6.103762	-38.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.482809	17.997105	16.24%	0
2016	14.318384	15.482809	8.13%	0
2015	14.642117	14.318384	-2.21%	0
2014	13.492474	14.642117	8.52%	0
2013	9.916587	13.492474	36.06%	0
2012	9.066692	9.916587	9.37%	0
2011	9.544246	9.066692	-5.00%	0
2010	7.865745	9.544246	21.34%	0
2009	6.101864	7.865745	28.91%	0
2008*	10.000000	6.101864	-38.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.746293	14.995855	17.65%	0
2016	11.977516	12.746293	6.42%	0
2015	12.414823	11.977516	-3.52%	0
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.420720	13.667802	10.04%	0
2016	11.919670	12.420720	4.20%	0
2015	12.268131	11.919670	-2.84%	0
2014	11.978252	12.268131	2.42%	0
2013	10.638464	11.978252	12.59%	0
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
2008*	10.000000	7.892680	-21.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.767894	14.520578	13.73%	0
2016	12.114297	12.767894	5.40%	0
2015	12.502492	12.114297	-3.10%	0
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	0
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.582781	12.098134	4.45%	0
2016	11.274425	11.582781	2.74%	0
2015	11.565966	11.274425	-2.52%	0
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	0
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.626111	14.131604	11.92%	0
2016	12.045159	12.626111	4.82%	0
2015	12.398112	12.045159	-2.85%	0
2014	12.073604	12.398112	2.69%	0
2013	10.436655	12.073604	15.68%	0
2012	9.458397	10.436655	10.34%	0
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0
2009	7.529554	9.016832	19.75%	0
2008*	10.000000	7.529554	-24.70%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.707562	14.734467	15.95%	0
2016	12.026843	12.707562	5.66%	0
2015	12.434795	12.026843	-3.28%	0
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.230031	13.197817	7.91%	0
2016	11.748907	12.230031	4.10%	0
2015	12.093095	11.748907	-2.85%	0
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	0
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.250009	12.559058	2.52%	0
2016	11.840894	12.250009	3.46%	0
2015	12.145417	11.840894	-2.51%	0
2014	11.772880	12.145417	3.16%	0
2013	12.222319	11.772880	-3.68%	0
2012	11.551242	12.222319	5.81%	0
2011	11.034660	11.551242	4.68%	0
2010	10.496231	11.034660	5.13%	0
2009	9.825497	10.496231	6.83%	0
2008*	10.000000	9.825497	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.969939	12.246366	2.31%	0
2016	11.607737	11.969939	3.12%	0
2015	11.925518	11.607737	-2.66%	0
2014	11.601293	11.925518	2.79%	0
2013	12.070883	11.601293	-3.89%	0
2012	11.436873	12.070883	5.54%	0
2011	10.962081	11.436873	4.33%	0
2010	10.454385	10.962081	4.86%	0
2009	9.803732	10.454385	6.64%	0
2008*	10.000000	9.803732	-1.96%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.811782	13.055746	1.90%	0
2016	12.624814	12.811782	1.48%	0
2015	12.923071	12.624814	-2.31%	0
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	19.825521	27.495689	38.69%	0
2016	18.783185	19.825521	5.55%	0
2015	22.834415	18.783185	-17.74%	0
2014	24.666543	22.834415	-7.43%	0
2013	25.011428	24.666543	-1.38%	0
2012	21.771793	25.011428	14.88%	0
2011	28.642791	21.771793	-23.99%	0
2010	25.163222	28.642791	13.83%	0
2009	15.711922	25.163222	60.15%	0
2008	38.033337	15.711922	-58.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.040515	13.073351	0.25%	0
2016	13.181126	13.040515	-1.07%	0
2015	13.437364	13.181126	-1.91%	0
2014	13.085759	13.437364	2.69%	0
2013	13.888915	13.085759	-5.78%	0
2012	13.724598	13.888915	1.20%	0
2011	13.030106	13.724598	5.33%	0
2010	12.663394	13.030106	2.90%	59
2009	12.557890	12.663394	0.84%	124
2008	11.871603	12.557890	5.78%	429
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.982187	8.858122	-1.38%	27
2016	9.145681	8.982187	-1.79%	20
2015	9.313317	9.145681	-1.80%	14
2014	9.484028	9.313317	-1.80%	3,293
2013	9.657865	9.484028	-1.80%	5,482
2012	9.835385	9.657865	-1.80%	1
2011	10.015159	9.835385	-1.80%	0
2010	10.198721	10.015159	-1.80%	1,211
2009	10.381305	10.198721	-1.76%	1,224
2008	10.358854	10.381305	0.22%	4,239

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.114806	10.126828	24.79%	0
2016	8.211100	8.114806	-1.17%	0
2015	8.639911	8.211100	-4.96%	0
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	0
2011	7.676060	6.784317	-11.62%	0
2010	6.917197	7.676060	10.97%	0
2009	5.441437	6.917197	27.12%	0
2008*	10.000000	5.441437	-45.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.107582	22.222892	16.30%	716
2016	17.774021	19.107582	7.50%	716
2015	18.282324	17.774021	-2.78%	716
2014	17.733371	18.282324	3.10%	716
2013	14.191487	17.733371	24.96%	977
2012	12.469205	14.191487	13.81%	1,727
2011	13.216927	12.469205	-5.66%	2,617
2010	11.741390	13.216927	12.57%	4,675
2009	9.399439	11.741390	24.92%	6,554
2008	15.156029	9.399439	-37.98%	4,853
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.449516	16.861001	9.14%	0
2016	14.799176	15.449516	4.39%	0
2015	15.096673	14.799176	-1.97%	0
2014	14.699388	15.096673	2.70%	0
2013	13.197182	14.699388	11.38%	0
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.822756	20.094807	12.75%	0
2016	16.844848	17.822756	5.81%	0
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.382843	13.889468	3.79%	158
2016	13.070184	13.382843	2.39%	158
2015	13.274615	13.070184	-1.54%	158
2014	13.011732	13.274615	2.02%	158
2013	12.639521	13.011732	2.94%	158
2012	12.238362	12.639521	3.28%	2,501
2011	12.107314	12.238362	1.08%	2,501
2010	11.643109	12.107314	3.99%	2,501
2009	10.869105	11.643109	7.12%	2,501
2008	11.777713	10.869105	-7.71%	2,501
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.793819	18.624355	10.90%	5,858
2016	15.960716	16.793819	5.22%	6,108
2015	16.307869	15.960716	-2.13%	6,381
2014	15.788755	16.307869	3.29%	6,650
2013	13.785863	15.788755	14.53%	7,024
2012	12.669340	13.785863	8.81%	7,504
2011	12.906287	12.669340	-1.84%	9,958
2010	11.849518	12.906287	8.92%	10,309
2009	10.128567	11.849518	16.99%	14,790
2008	13.429454	10.128567	-24.58%	19,214
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.265832	20.929835	14.58%	7,790
2016	17.145512	18.265832	6.53%	7,790
2015	17.588175	17.145512	-2.52%	7,790
2014	17.064668	17.588175	3.07%	7,790
2013	14.199793	17.064668	20.18%	10,321
2012	12.711535	14.199793	11.71%	10,321
2011	13.225322	12.711535	-3.88%	10,957
2010	11.935725	13.225322	10.80%	10,151
2009	9.771084	11.935725	22.15%	10,177
2008	14.503137	9.771084	-32.63%	13,283
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.330899	16.442538	7.25%	0
2016	14.768865	15.330899	3.81%	0
2015	15.044193	14.768865	-1.83%	0
2014	14.626723	15.044193	2.85%	0
2013	13.480068	14.626723	8.51%	0
2012	12.706187	13.480068	6.09%	0
2011	12.677101	12.706187	0.23%	0
2010	11.896238	12.677101	6.56%	0
2009	10.574487	11.896238	12.50%	0
2008	12.675287	10.574487	-16.57%	1,157

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.237073	29.052902	25.03%	0
2016	22.832449	23.237073	1.77%	0
2015	22.124173	22.832449	3.20%	0
2014	20.707487	22.124173	6.84%	0
2013	15.425288	20.707487	34.24%	0
2012	13.235540	15.425288	16.54%	0
2011	13.785567	13.235540	-3.99%	0
2010	12.902691	13.785567	6.84%	0
2009*	10.000000	12.902691	29.03%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.777133	28.423199	24.79%	802
2016	22.447233	22.777133	1.47%	802
2015	21.807049	22.447233	2.94%	802
2014	20.455327	21.807049	6.61%	802
2013	15.284154	20.455327	33.83%	4,210
2012	13.143632	15.284154	16.29%	4,210
2011	13.726542	13.143632	-4.25%	4,951
2010	12.880958	13.726542	6.56%	4,564
2009*	10.000000	12.880958	28.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	28.368291	32.255112	13.70%	0
2016	24.014397	28.368291	18.13%	0
2015	25.090455	24.014397	-4.29%	0
2014	23.350650	25.090455	7.45%	0
2013	17.872074	23.350650	30.65%	0
2012	15.493268	17.872074	15.35%	0
2011	16.188594	15.493268	-4.30%	0
2010	13.062470	16.188594	23.93%	0
2009	9.726775	13.062470	34.29%	0
2008	15.590079	9.726775	-37.61%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	26.241987	29.784712	13.50%	0
2016	22.265533	26.241987	17.86%	0
2015	23.320085	22.265533	-4.52%	0
2014	21.751634	23.320085	7.21%	0
2013	16.678450	21.751634	30.42%	0
2012	14.482923	16.678450	15.16%	0
2011	15.153732	14.482923	-4.43%	0
2010	12.260100	15.153732	23.60%	9
2009	9.146332	12.260100	34.04%	31
2008	14.694698	9.146332	-37.76%	126

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.792425	12.072433	23.28%	0
2016	10.224146	9.792425	-4.22%	0
2015	10.480173	10.224146	-2.44%	0
2014	10.818565	10.480173	-3.13%	0
2013	9.098988	10.818565	18.90%	0
2012	8.021231	9.098988	13.44%	0
2011	9.037755	8.021231	-11.25%	0
2010	8.086870	9.037755	11.76%	0
2009	6.050429	8.086870	33.66%	0
2008*	10.000000	6.050429	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.660652	10.455066	20.72%	0
2016	8.381018	8.660652	3.34%	0
2015	8.995185	8.381018	-6.83%	0
2014*	10.000000	8.995185	-10.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.604228	10.353988	20.34%	0
2016	8.345772	8.604228	3.10%	0
2015	8.978761	8.345772	-7.05%	0
2014*	10.000000	8.978761	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.191906	18.101566	27.55%	0
2016	14.169339	14.191906	0.16%	0
2015	13.991194	14.169339	1.27%	0
2014	12.934965	13.991194	8.17%	0
2013	9.799546	12.934965	32.00%	0
2012	8.592706	9.799546	14.04%	0
2011	9.042175	8.592706	-4.97%	0
2010	7.981912	9.042175	13.28%	0
2009	6.283783	7.981912	27.02%	0
2008*	10.000000	6.283783	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.352321	16.118983	12.31%	888
2016	12.593902	14.352321	13.96%	888
2015	13.281183	12.593902	-5.17%	888
2014	12.267987	13.281183	8.26%	888
2013	9.252011	12.267987	32.60%	888
2012	8.012466	9.252011	15.47%	888
2011	8.688406	8.012466	-7.78%	888
2010	7.847341	8.688406	10.72%	1,480
2009	6.271938	7.847341	25.12%	1,629
2008*	10.000000	6.271938	-37.28%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.287537	17.892890	25.23%	0
2016	13.718002	14.287537	4.15%	0
2015	14.017936	13.718002	-2.14%	0
2014	13.762966	14.017936	1.85%	0
2013	10.111494	13.762966	36.11%	0
2012	8.981908	10.111494	12.58%	0
2011	9.572291	8.981908	-6.17%	0
2010	7.707532	9.572291	24.19%	0
2009	6.194427	7.707532	24.43%	0
2008*	10.000000	6.194427	-38.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.569436	20.759846	11.80%	0
2016	16.079785	18.569436	15.48%	0
2015	16.861109	16.079785	-4.63%	0
2014	14.672824	16.861109	14.91%	0
2013	11.012612	14.672824	33.24%	0
2012	9.639322	11.012612	14.25%	0
2011	10.048939	9.639322	-4.08%	0
2010	8.553700	10.048939	17.48%	0
2009	6.676263	8.553700	28.12%	0
2008*	10.000000	6.676263	-33.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	15.566105	19.054417	22.41%	0
2016	14.668623	15.566105	6.12%	0
2015	14.858820	14.668623	-1.28%	0
2014	14.756643	14.858820	0.69%	0
2013	10.438979	14.756643	41.36%	0
2012	9.400028	10.438979	11.05%	0
2011	9.655141	9.400028	-2.64%	0
2010	7.859001	9.655141	22.85%	0
2009	6.292381	7.859001	24.90%	0
2008	11.985688	6.292381	-47.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	27.059440	28.982215	7.11%	0
2016	21.879933	27.059440	23.67%	0
2015	23.708927	21.879933	-7.71%	0
2014	22.559363	23.708927	5.10%	0
2013	16.362188	22.559363	37.87%	0
2012	13.834294	16.362188	18.27%	0
2011	14.839854	13.834294	-6.78%	0
2010	11.936068	14.839854	24.33%	0
2009	9.630282	11.936068	23.94%	0
2008	14.454630	9.630282	-33.38%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	24.246064	25.895078	6.80%	17
2016	19.654790	24.246064	23.36%	14
2015	21.358411	19.654790	-7.98%	11
2014	20.371715	21.358411	4.84%	8
2013	14.815254	20.371715	37.50%	21
2012	12.540984	14.815254	18.13%	20
2011	13.506996	12.540984	-7.15%	20
2010	10.875208	13.506996	24.20%	24
2009	8.799104	10.875208	23.59%	100
2008	13.235929	8.799104	-33.52%	114
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	26.777048	29.843204	11.45%	0
2016	22.198105	26.777048	20.63%	0
2015	22.980826	22.198105	-3.41%	0
2014	23.212884	22.980826	-1.00%	0
2013	16.775696	23.212884	38.37%	0
2012	14.790921	16.775696	13.42%	0
2011	15.948087	14.790921	-7.26%	0
2010	12.958980	15.948087	23.07%	0
2009	9.796837	12.958980	32.28%	0
2008	16.140791	9.796837	-39.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	26.464344	29.419739	11.17%	512
2016	21.990544	26.464344	20.34%	512
2015	22.826256	21.990544	-3.66%	512
2014	23.116181	22.826256	-1.25%	512
2013	16.748109	23.116181	38.02%	512
2012	14.801952	16.748109	13.15%	512
2011	16.001336	14.801952	-7.50%	512
2010	13.037639	16.001336	22.73%	517
2009	9.876263	13.037639	32.01%	530
2008	16.315327	9.876263	-39.47%	533
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	14.849561	17.535422	18.09%	0
2016	13.603142	14.849561	9.16%	0
2015	13.761418	13.603142	-1.15%	0
2014	12.532728	13.761418	9.80%	0
2013	9.757887	12.532728	28.44%	0
2012	8.728500	9.757887	11.79%	0
2011	8.854677	8.728500	-1.42%	0
2010	7.963792	8.854677	11.19%	0
2009	6.459062	7.963792	23.30%	0
2008	11.265371	6.459062	-42.66%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.359676	13.925887	4.24%	1,616
2016	12.692848	13.359676	5.25%	1,616
2015	13.701058	12.692848	-7.36%	1,616
2014	10.848682	13.701058	26.29%	1,616
2013	10.757084	10.848682	0.85%	1,616
2012	9.477882	10.757084	13.50%	1,616
2011	9.093061	9.477882	4.23%	1,616
2010	7.132550	9.093061	27.49%	2,382
2009	5.565185	7.132550	28.16%	2,382
2008*	10.000000	5.565185	-44.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.042521	10.017986	-0.24%	0
2016	9.977485	10.042521	0.65%	0
2015	10.195152	9.977485	-2.14%	0
2014	10.331000	10.195152	-1.31%	0
2013	10.509297	10.331000	-1.70%	0
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0
2009	9.823638	10.332676	5.18%	0
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.535236	16.312102	20.52%	0
2016	13.630656	13.535236	-0.70%	0
2015	14.444317	13.630656	-5.63%	0
2014	16.013771	14.444317	-9.80%	0
2013	13.578670	16.013771	17.93%	0
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.658461	24.026635	16.30%	0
2016	19.147704	20.658461	7.89%	0
2015	19.589512	19.147704	-2.26%	0
2014	18.072331	19.589512	8.40%	0
2013	13.374261	18.072331	35.13%	0
2012	12.272521	13.374261	8.98%	0
2011	12.894234	12.272521	-4.82%	0
2010	10.687698	12.894234	20.65%	1,767
2009	8.281138	10.687698	29.06%	1,767
2008	13.926091	8.281138	-40.54%	1,767

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	21.764909	29.211413	34.21%	0
2016	22.144635	21.764909	-1.71%	0
2015	21.694915	22.144635	2.07%	0
2014	21.597534	21.694915	0.45%	0
2013	17.275747	21.597534	25.02%	0
2012	14.507972	17.275747	19.08%	0
2011	16.108932	14.507972	-9.94%	0
2010	14.145610	16.108932	13.88%	0
2009	10.306012	14.145610	37.26%	0
2008	17.547258	10.306012	-41.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	20.957785	28.057038	33.87%	0
2016	21.374467	20.957785	-1.95%	0
2015	20.995258	21.374467	1.81%	0
2014	20.949401	20.995258	0.22%	0
2013	16.798999	20.949401	24.71%	0
2012	14.144269	16.798999	18.77%	0
2011	15.745740	14.144269	-10.17%	0
2010	13.857987	15.745740	13.62%	0
2009	10.126701	13.857987	36.85%	0
2008	17.283111	10.126701	-41.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.090407	10.530840	4.36%	0
2016	9.644758	10.090407	4.62%	0
2015	10.048715	9.644758	-4.02%	0
2014	9.950437	10.048715	0.99%	0
2013	10.146260	9.950437	-1.93%	0
2012*	10.000000	10.146260	1.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	17.349154	18.066210	4.13%	70
2016	16.624729	17.349154	4.36%	56
2015	17.362127	16.624729	-4.25%	42
2014	17.250585	17.362127	0.65%	28
2013	17.631498	17.250585	-2.16%	61
2012	15.868808	17.631498	11.11%	55
2011	16.054721	15.868808	-1.16%	53
2010	14.244616	16.054721	12.71%	567
2009	12.250556	14.244616	16.28%	771
2008	14.588285	12.250556	-16.02%	827
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.709183	10.814716	24.18%	0
2016	9.115919	8.709183	-4.46%	0
2015	9.003381	9.115919	1.25%	0
2014*	10.000000	9.003381	-9.97%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.340099	22.152636	14.54%	176
2016	17.694411	19.340099	9.30%	877
2015	17.475808	17.694411	1.25%	888
2014	16.119599	17.475808	8.41%	891
2013	12.488662	16.119599	29.07%	906
2012	10.906578	12.488662	14.51%	868
2011	11.141120	10.906578	-2.11%	920
2010	9.795054	11.141120	13.74%	921
2009	7.793033	9.795054	25.69%	880
2008	12.930772	7.793033	-39.73%	1,266
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	29.588293	33.170719	12.11%	0
2016	25.521606	29.588293	15.93%	0
2015	27.618760	25.521606	-7.59%	0
2014	25.126523	27.618760	9.92%	0
2013	18.144587	25.126523	38.48%	0
2012	15.660961	18.144587	15.86%	0
2011	16.308260	15.660961	-3.97%	0
2010	13.457120	16.308260	21.19%	0
2009	9.988549	13.457120	34.73%	0
2008	16.361485	9.988549	-38.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	17.032939	19.054058	11.87%	0
2016	14.739474	17.032939	15.56%	0
2015	15.983699	14.739474	-7.78%	0
2014	14.577706	15.983699	9.64%	0
2013	10.556396	14.577706	38.09%	0
2012	9.135991	10.556396	15.55%	0
2011	9.530222	9.135991	-4.14%	0
2010	7.886455	9.530222	20.84%	0
2009	5.867088	7.886455	34.42%	0
2008	9.637457	5.867088	-39.12%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.305725	11.110548	7.81%	0
2016	9.269333	10.305725	11.18%	0
2015	9.667911	9.269333	-4.12%	0
2014*	10.000000	9.667911	-3.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.657165	11.589335	8.75%	0
2016	10.545781	10.657165	1.06%	0
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.018280	10.955988	-0.57%	0
2016	11.075154	11.018280	-0.51%	0
2015	11.254659	11.075154	-1.59%	0
2014	11.375834	11.254659	-1.07%	0
2013	11.611314	11.375834	-2.03%	0
2012	11.181746	11.611314	3.84%	0
2011	11.272539	11.181746	-0.81%	0
2010	10.913226	11.272539	3.29%	0
2009*	10.000000	10.913226	9.13%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.226376	12.26%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.317463	13.263587	28.55%	0
2016*	10.000000	10.317463	3.17%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.211516	16.423106	24.31%	0
2016	13.791384	13.211516	-4.20%	0
2015	14.024548	13.791384	-1.66%	0
2014	15.320010	14.024548	-8.46%	0
2013	12.181295	15.320010	25.77%	0
2012	10.175079	12.181295	19.72%	0
2011	12.473700	10.175079	-18.43%	0
2010	11.544690	12.473700	8.05%	0
2009	9.432717	11.544690	22.39%	0
2008	17.138608	9.432717	-44.96%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	24.579673	26.038557	5.94%	0
2016	19.631490	24.579673	25.21%	0
2015	20.876349	19.631490	-5.96%	0
2014	20.553236	20.876349	1.57%	0
2013	14.991846	20.553236	37.10%	0
2012	12.994802	14.991846	15.37%	0
2011	13.889019	12.994802	-6.44%	0
2010	11.226351	13.889019	23.72%	0
2009	8.691511	11.226351	29.16%	0
2008	14.596600	8.691511	-40.46%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.565042	7.282798	-3.73%	0
2016	5.371409	7.565042	40.84%	0
2015	8.241290	5.371409	-34.82%	0
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.716662	7.449469	-3.46%	0
2016	5.467732	7.716662	41.13%	0
2015	8.366467	5.467732	-34.65%	0
2014	10.532019	8.366467	-20.56%	0
2013	9.702966	10.532019	8.54%	0
2012*	10.000000	9.702966	-2.97%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.115094	28.570168	23.60%	0
2016	21.845314	23.115094	5.81%	0
2015	22.906072	21.845314	-4.63%	0
2014	23.772401	22.906072	-3.64%	0
2013	16.113805	23.772401	47.53%	0
2012	15.212509	16.113805	5.92%	0
2011	16.237206	15.212509	-6.31%	0
2010	13.042699	16.237206	24.49%	0
2009*	10.000000	13.042699	30.43%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	19.277336	22.440724	16.41%	589
2016	17.682183	19.277336	9.02%	589
2015	17.762062	17.682183	-0.45%	589
2014	16.558499	17.762062	7.27%	589
2013	12.534453	16.558499	32.10%	589
2012	10.892835	12.534453	15.07%	589
2011	10.462602	10.892835	4.11%	589
2010	9.450173	10.462602	10.71%	793
2009	8.000324	9.450173	18.12%	793
2008	13.744795	8.000324	-41.79%	203
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	15.123778	18.570135	22.79%	0
2016	15.532048	15.123778	-2.63%	0
2015	15.453731	15.532048	0.51%	0
2014	16.832590	15.453731	-8.19%	0
2013	13.973625	16.832590	20.46%	0
2012	12.467872	13.973625	12.08%	0
2011	15.767546	12.467872	-20.93%	0
2010	15.402306	15.767546	2.37%	0
2009	11.679711	15.402306	31.87%	1,138
2008	25.473352	11.679711	-54.15%	1,218
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	17.741650	22.930210	29.25%	0
2016	17.659362	17.741650	0.47%	0
2015	16.230387	17.659362	8.80%	0
2014	14.525910	16.230387	11.73%	0
2013	10.802694	14.525910	34.47%	0
2012	9.478557	10.802694	13.97%	0
2011	9.983592	9.478557	-5.53%	0
2010	9.261137	9.983592	7.80%	0
2009	6.882044	9.261137	34.57%	0
2008	11.651943	6.882044	-40.94%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	31.868180	35.299854	10.77%	0
2016	26.016878	31.868180	22.49%	0
2015	28.107799	26.016878	-7.44%	0
2014	26.286044	28.107799	6.93%	0
2013	19.458131	26.286044	35.09%	0
2012	16.734935	19.458131	16.27%	0
2011	18.658560	16.734935	-10.31%	84
2010	15.016986	18.658560	24.25%	84
2009	10.725004	15.016986	40.02%	0
2008	17.007201	10.725004	-36.94%	185

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.711924	16.420092	11.61%	0
2016	14.439042	14.711924	1.89%	0
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
2010	12.027073	12.956952	7.73%	0
2009*	10.000000	12.027073	20.27%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.579667	32.635188	10.33%	0
2016	23.969017	29.579667	23.41%	0
2015	25.003299	23.969017	-4.14%	0
2014	24.233475	25.003299	3.18%	0
2013	17.546105	24.233475	38.11%	0
2012	15.446089	17.546105	13.60%	0
2011	15.648585	15.446089	-1.29%	0
2010	12.670781	15.648585	23.50%	0
2009	10.325528	12.670781	22.71%	0
2008	15.228113	10.325528	-32.19%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	21.350227	25.470389	19.30%	0
2016	19.471920	21.350227	9.65%	0
2015	19.621714	19.471920	-0.76%	0
2014	17.625413	19.621714	11.33%	0
2013	13.601277	17.625413	29.59%	0
2012	11.973803	13.601277	13.59%	0
2011	11.974193	11.973803	0.00%	0
2010	10.623388	11.974193	12.72%	0
2009	8.567443	10.623388	24.00%	0
2008	13.887172	8.567443	-38.31%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.501401	27.961194	18.98%	0
2016	21.484998	23.501401	9.39%	0
2015	21.701504	21.484998	-1.00%	0
2014	19.548817	21.701504	11.01%	0
2013	15.122476	19.548817	29.27%	0
2012	13.343361	15.122476	13.33%	0
2011	13.377575	13.343361	-0.26%	0
2010	11.899701	13.377575	12.42%	0
2009	9.618796	11.899701	23.71%	0
2008	15.635802	9.618796	-38.48%	360

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	18.450161	20.886768	13.21%	0
2016	17.030316	18.450161	8.34%	0
2015	17.923959	17.030316	-4.99%	0
2014	16.096385	17.923959	11.35%	0
2013	12.207179	16.096385	31.86%	0
2012	11.107676	12.207179	9.90%	0
2011	11.215507	11.107676	-0.96%	0
2010	9.952237	11.215507	12.69%	0
2009	7.580834	9.952237	31.28%	0
2008	11.778800	7.580834	-35.64%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.261531	10.418941	1.53%	0
2016	9.595982	10.261531	6.94%	0
2015	9.874827	9.595982	-2.82%	0
2014*	10.000000	9.874827	-1.25%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	22.426730	23.457669	4.60%	0
2016	19.949818	22.426730	12.42%	0
2015	20.894739	19.949818	-4.52%	0
2014	20.785437	20.894739	0.53%	0
2013	19.841988	20.785437	4.75%	0
2012	17.686619	19.841988	12.19%	0
2011	17.173774	17.686619	2.99%	0
2010	15.297163	17.173774	12.27%	0
2009	10.221432	15.297163	49.66%	0
2008	14.091418	10.221432	-27.46%	199
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.259774	11.144862	8.63%	0
2016	10.942936	10.259774	-6.24%	0
2015	11.915939	10.942936	-8.17%	0
2014	12.304277	11.915939	-3.16%	0
2013	10.796417	12.304277	13.97%	0
2012	9.997932	10.796417	7.99%	0
2011	10.779842	9.997932	-7.25%	0
2010	9.718701	10.779842	10.92%	0
2009	8.742179	9.718701	11.17%	0
2008	12.664364	8.742179	-30.97%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	14.462582	14.768638	2.12%	0
2016	14.191705	14.462582	1.91%	0
2015	14.494506	14.191705	-2.09%	0
2014	14.228014	14.494506	1.87%	0
2013	14.347701	14.228014	-0.83%	0
2012	13.323478	14.347701	7.69%	0
2011	13.272311	13.323478	0.39%	0
2010	12.462551	13.272311	6.50%	0
2009	10.542915	12.462551	18.21%	0
2008	11.586015	10.542915	-9.00%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.090919	14.349515	1.84%	1
2016	13.866058	14.090919	1.62%	1
2015	14.189781	13.866058	-2.28%	1
2014	13.966609	14.189781	1.60%	1
2013	14.123868	13.966609	-1.11%	101
2012	13.148664	14.123868	7.42%	101
2011	13.134392	13.148664	0.11%	101
2010	12.358380	13.134392	6.28%	543
2009	10.479097	12.358380	17.93%	1,027
2008	11.548894	10.479097	-9.26%	1,383
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	14.805378	16.558173	11.84%	0
2016	14.642996	14.805378	1.11%	0
2015	14.915229	14.642996	-1.83%	0
2014	14.378841	14.915229	3.73%	0
2013	12.680273	14.378841	13.40%	0
2012	11.491894	12.680273	10.34%	0
2011	12.031465	11.491894	-4.48%	0
2010	10.739414	12.031465	12.03%	0
2009	8.485916	10.739414	26.56%	0
2008	12.146802	8.485916	-30.14%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	13.720400	15.318126	11.64%	0
2016	13.592336	13.720400	0.94%	0
2015	13.856899	13.592336	-1.91%	0
2014	13.377202	13.856899	3.59%	0
2013	11.816703	13.377202	13.21%	0
2012	10.727404	11.816703	10.15%	0
2011	11.245847	10.727404	-4.61%	0
2010	10.053846	11.245847	11.86%	0
2009	7.955273	10.053846	26.38%	0
2008	11.401022	7.955273	-30.22%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	13.049428	15.203540	16.51%	0
2016	12.990382	13.049428	0.45%	0
2015	13.239216	12.990382	-1.88%	0
2014	12.755299	13.239216	3.79%	0
2013	10.622724	12.755299	20.08%	0
2012	9.384225	10.622724	13.20%	0
2011	10.199733	9.384225	-8.00%	0
2010	8.944883	10.199733	14.03%	0
2009	6.863093	8.944883	30.33%	0
2008	10.905227	6.863093	-37.07%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	11.858269	13.791848	16.31%	0
2016	11.823895	11.858269	0.29%	0
2015	12.069070	11.823895	-2.03%	0
2014	11.649600	12.069070	3.60%	0
2013	9.721761	11.649600	19.83%	0
2012	8.604886	9.721761	12.98%	0
2011	9.372218	8.604886	-8.19%	0
2010	8.229978	9.372218	13.88%	0
2009	6.332659	8.229978	29.96%	0
2008	10.072443	6.332659	-37.13%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	16.299867	18.598469	14.10%	0
2016	15.496996	16.299867	5.18%	0
2015	15.709388	15.496996	-1.35%	0
2014	14.538391	15.709388	8.05%	0
2013	12.395360	14.538391	17.29%	0
2012	10.986733	12.395360	12.82%	0
2011	11.632965	10.986733	-5.56%	0
2010	10.045101	11.632965	15.81%	0
2009	7.397087	10.045101	35.80%	0
2008	11.423201	7.397087	-35.25%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	16.684898	19.016527	13.97%	0
2016	15.889585	16.684898	5.01%	0
2015	16.130968	15.889585	-1.50%	0
2014	14.938358	16.130968	7.98%	0
2013	12.759492	14.938358	17.08%	0
2012	11.322496	12.759492	12.69%	0
2011	11.994379	11.322496	-5.60%	0
2010	10.377611	11.994379	15.58%	0
2009	7.643853	10.377611	35.76%	0
2008	11.826797	7.643853	-35.37%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	14.367607	17.453482	21.48%	0
2016	14.245024	14.367607	0.86%	0
2015	14.347542	14.245024	-0.71%	0
2014	13.182991	14.347542	8.83%	0
2013	9.705423	13.182991	35.83%	0
2012	8.065460	9.705423	20.33%	0
2011	8.443889	8.065460	-4.48%	0
2010	7.286622	8.443889	15.88%	0
2009	5.462205	7.286622	33.40%	0
2008	9.462954	5.462205	-42.28%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	14.014175	16.988565	21.22%	0
2016	13.907760	14.014175	0.77%	0
2015	14.026235	13.907760	-0.84%	0
2014	12.914027	14.026235	8.61%	0
2013	9.516813	12.914027	35.70%	0
2012	7.931897	9.516813	19.98%	0
2011	8.311165	7.931897	-4.56%	0
2010	7.176873	8.311165	15.80%	0
2009	5.384970	7.176873	33.28%	0
2008	9.354540	5.384970	-42.43%	16
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.201137	19.045758	10.72%	0
2016	14.863433	17.201137	15.73%	0
2015	15.789188	14.863433	-5.86%	0
2014	14.806522	15.789188	6.64%	0
2013	11.784411	14.806522	25.64%	0
2012	10.245970	11.784411	15.02%	0
2011	10.349822	10.245970	-1.00%	0
2010	9.162336	10.349822	12.96%	0
2009	7.179087	9.162336	27.63%	0
2008	12.766716	7.179087	-43.77%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	18.350304	20.290341	10.57%	1
2016	15.882525	18.350304	15.54%	1
2015	16.898132	15.882525	-6.01%	1
2014	15.870859	16.898132	6.47%	1
2013	12.649760	15.870859	25.46%	1
2012	11.010826	12.649760	14.88%	1
2011	11.144963	11.010826	-1.20%	1
2010	9.880910	11.144963	12.79%	626
2009	7.750903	9.880910	27.48%	5,684
2008	13.809540	7.750903	-43.87%	5,686

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	10.182553	10.062603	-1.18%	0
2016	10.352778	10.182553	-1.64%	0
2015	10.544943	10.352778	-1.82%	0
2014	10.742625	10.544943	-1.84%	0
2013	10.941929	10.742625	-1.82%	0
2012	11.133605	10.941929	-1.72%	0
2011	11.330517	11.133605	-1.74%	0
2010	11.516096	11.330517	-1.61%	0
2009	11.649180	11.516096	-1.14%	0
2008	11.519883	11.649180	1.12%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	16.146497	18.506887	14.62%	0
2016	14.187782	16.146497	13.81%	0
2015	14.803224	14.187782	-4.16%	0
2014	13.663107	14.803224	8.34%	0
2013	10.430485	13.663107	30.99%	0
2012	8.975834	10.430485	16.21%	0
2011	9.002919	8.975834	-0.30%	0
2010	7.999548	9.002919	12.54%	0
2009	6.409482	7.999548	24.81%	0
2008	11.216071	6.409482	-42.85%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	16.260632	18.612054	14.46%	0
2016	14.304809	16.260632	13.67%	0
2015	14.954077	14.304809	-4.34%	0
2014	13.822266	14.954077	8.19%	0
2013	10.568672	13.822266	30.79%	0
2012	9.106599	10.568672	16.06%	0
2011	9.153508	9.106599	-0.51%	0
2010	8.141531	9.153508	12.43%	0
2009	6.530683	8.141531	24.67%	0
2008	11.452389	6.530683	-42.98%	71
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	14.108405	18.695537	32.51%	0
2016	14.271751	14.108405	-1.14%	0
2015	13.582804	14.271751	5.07%	0
2014	12.446301	13.582804	9.13%	0
2013	9.310151	12.446301	33.69%	0
2012	8.281449	9.310151	12.42%	0
2011	8.425317	8.281449	-1.71%	0
2010	6.919392	8.425317	21.76%	0
2009	5.501308	6.919392	25.78%	0
2008	10.622879	5.501308	-48.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.796663	14.287280	32.33%	1
2016	10.939439	10.796663	-1.31%	1
2015	10.425800	10.939439	4.93%	1
2014	9.568521	10.425800	8.96%	1
2013	7.168199	9.568521	33.49%	1
2012	6.384127	7.168199	12.28%	1
2011	6.506319	6.384127	-1.88%	1
2010	5.351800	6.506319	21.57%	315
2009	4.261060	5.351800	25.60%	8,459
2008	8.239585	4.261060	-48.29%	8,512
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.853418	14.559348	5.10%	0
2016	12.340197	13.853418	12.26%	0
2015	13.063459	12.340197	-5.54%	0
2014	13.168178	13.063459	-0.80%	0
2013	12.672034	13.168178	3.92%	0
2012	11.306392	12.672034	12.08%	0
2011	11.083838	11.306392	2.01%	0
2010	9.924303	11.083838	11.68%	0
2009	7.032682	9.924303	41.12%	0
2008	9.561872	7.032682	-26.45%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	14.722756	15.450217	4.94%	0
2016	13.137924	14.722756	12.06%	0
2015	13.923855	13.137924	-5.64%	0
2014	14.059173	13.923855	-0.96%	0
2013	13.551940	14.059173	3.74%	0
2012	12.115312	13.551940	11.86%	0
2011	11.900886	12.115312	1.80%	0
2010	10.666684	11.900886	11.57%	118
2009	7.575159	10.666684	40.81%	209
2008	10.310105	7.575159	-26.53%	209
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	16.333822	19.513794	19.47%	0
2016	14.876476	16.333822	9.80%	0
2015	14.957298	14.876476	-0.54%	0
2014	13.418273	14.957298	11.47%	0
2013	10.337798	13.418273	29.80%	0
2012	9.086870	10.337798	13.77%	0
2011	9.072797	9.086870	0.16%	0
2010	8.036349	9.072797	12.90%	0
2009	6.467152	8.036349	24.26%	0
2008	10.458899	6.467152	-38.17%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	17.181218	17.575361	2.29%	0
2016	16.711774	17.181218	2.81%	0
2015	17.128748	16.711774	-2.43%	0
2014	16.490560	17.128748	3.87%	0
2013	17.105466	16.490560	-3.59%	0
2012	16.457934	17.105466	3.93%	0
2011	15.621612	16.457934	5.35%	0
2010	14.763716	15.621612	5.81%	0
2009	12.998203	14.763716	13.58%	0
2008	13.687998	12.998203	-5.04%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	53.838968	63.787100	18.48%	52
2016	48.924814	53.838968	10.04%	52
2015	50.606086	48.924814	-3.32%	52
2014	48.551606	50.606086	4.23%	52
2013	36.355514	48.551606	33.55%	52
2012	32.280792	36.355514	12.62%	52
2011	36.835902	32.280792	-12.37%	52
2010	29.159767	36.835902	26.32%	52
2009	21.218595	29.159767	37.43%	52
2008	35.739414	21.218595	-40.63%	52
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	33.162099	39.235324	18.31%	0
2016	30.186241	33.162099	9.86%	0
2015	31.264490	30.186241	-3.45%	0
2014	30.041786	31.264490	4.07%	0
2013	22.527287	30.041786	33.36%	0
2012	20.035233	22.527287	12.44%	0
2011	22.897212	20.035233	-12.50%	0
2010	18.144276	22.897212	26.20%	298
2009	13.227852	18.144276	37.17%	1,614
2008	22.316452	13.227852	-40.73%	2,141
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.108356	15.462884	27.70%	0
2016	13.001866	12.108356	-6.87%	0
2015	12.800182	13.001866	1.58%	0
2014	14.200383	12.800182	-9.86%	0
2013	11.096977	14.200383	27.97%	0
2012	9.379842	11.096977	18.31%	0
2011	11.545522	9.379842	-18.76%	0
2010	10.410369	11.545522	10.90%	0
2009	8.388788	10.410369	24.10%	0
2008	15.226259	8.388788	-44.91%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.560726	12.198597	27.59%	961
2016	10.282139	9.560726	-7.02%	961
2015	10.141652	10.282139	1.39%	961
2014	11.267727	10.141652	-9.99%	961
2013	8.819461	11.267727	27.76%	961
2012	7.464837	8.819461	18.15%	961
2011	9.200786	7.464837	-18.87%	961
2010	8.308168	9.200786	10.74%	961
2009	6.706357	8.308168	23.88%	961
2008	12.193119	6.706357	-45.00%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	18.936694	21.475018	13.40%	0
2016	17.241169	18.936694	9.83%	0
2015	17.710808	17.241169	-2.65%	0
2014	16.211782	17.710808	9.25%	0
2013	12.485363	16.211782	29.85%	0
2012	10.530663	12.485363	18.56%	0
2011	11.009480	10.530663	-4.35%	0
2010	9.527374	11.009480	15.56%	0
2009	6.819359	9.527374	39.71%	0
2008	12.994721	6.819359	-47.52%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	18.486170	20.932891	13.24%	0
2016	16.859482	18.486170	9.65%	0
2015	17.346086	16.859482	-2.81%	0
2014	15.906448	17.346086	9.05%	0
2013	12.260485	15.906448	29.74%	0
2012	10.362653	12.260485	18.31%	0
2011	10.848154	10.362653	-4.48%	0
2010	9.405073	10.848154	15.34%	0
2009	6.743156	9.405073	39.48%	0
2008	12.866783	6.743156	-47.59%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	22.878645	26.770723	17.01%	0
2016	21.290630	22.878645	7.46%	0
2015	22.375505	21.290630	-4.85%	0
2014	21.367289	22.375505	4.72%	0
2013	16.688867	21.367289	28.03%	0
2012	13.378405	16.688867	24.74%	0
2011	14.953263	13.378405	-10.53%	0
2010	12.047669	14.953263	24.12%	0
2009	7.798606	12.047669	54.48%	0
2008	16.274758	7.798606	-52.08%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	21.149246	24.721137	16.89%	87
2016	19.718482	21.149246	7.26%	87
2015	20.752283	19.718482	-4.98%	87
2014	19.850572	20.752283	4.54%	87
2013	15.535334	19.850572	27.78%	87
2012	12.457281	15.535334	24.71%	87
2011	13.952671	12.457281	-10.72%	87
2010	11.251897	13.952671	24.00%	142
2009	7.294820	11.251897	54.25%	1,576
2008	15.257827	7.294820	-52.19%	1,816
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	22.314008	26.468909	18.62%	0
2016	19.542440	22.314008	14.18%	0
2015	20.614986	19.542440	-5.20%	0
2014	19.268254	20.614986	6.99%	0
2013	15.094972	19.268254	27.65%	0
2012	13.710797	15.094972	10.10%	0
2011	13.141626	13.710797	4.33%	0
2010	11.070883	13.141626	18.70%	0
2009	9.585508	11.070883	15.50%	0
2008	13.368270	9.585508	-28.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.307643	17.582629	14.86%	0
2016	14.508695	15.307643	5.51%	0
2015	15.777557	14.508695	-8.04%	0
2014	18.038925	15.777557	-12.54%	0
2013	14.908925	18.038925	20.99%	0
2012	12.808628	14.908925	16.40%	0
2011	14.571698	12.808628	-12.10%	0
2010	13.661018	14.571698	6.67%	0
2009	10.134211	13.661018	34.80%	0
2008	17.276909	10.134211	-41.34%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.166467	20.157095	24.68%	675
2016	16.144712	16.166467	0.13%	675
2015	15.703118	16.144712	2.81%	675
2014	14.790889	15.703118	6.17%	675
2013	10.779702	14.790889	37.21%	675
2012	9.685731	10.779702	11.29%	675
2011	10.541578	9.685731	-8.12%	675
2010	8.982615	10.541578	17.36%	675
2009	5.525061	8.982615	62.58%	675
2008	11.063014	5.525061	-50.06%	281
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	20.135518	23.237771	15.41%	0
2016	17.535224	20.135518	14.83%	0
2015	19.045619	17.535224	-7.93%	0
2014	17.785995	19.045619	7.08%	0
2013	13.358429	17.785995	33.14%	0
2012	11.444874	13.358429	16.72%	0
2011	11.911271	11.444874	-3.92%	666
2010	10.489249	11.911271	13.56%	1,425
2009	8.322687	10.489249	26.03%	759
2008	13.208818	8.322687	-36.99%	975
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	15.692852	17.432788	11.09%	0
2016	14.499579	15.692852	8.23%	0
2015	15.677527	14.499579	-7.51%	0
2014	14.769857	15.677527	6.15%	0
2013	11.642730	14.769857	26.86%	0
2012	10.416647	11.642730	11.77%	0
2011	10.619297	10.416647	-1.91%	0
2010	9.875677	10.619297	7.53%	0
2009	7.842555	9.875677	25.92%	0
2008	11.438347	7.842555	-31.44%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	15.287284	16.937497	10.79%	0
2016	14.156266	15.287284	7.99%	0
2015	15.344204	14.156266	-7.74%	0
2014	14.496010	15.344204	5.85%	0
2013	11.454647	14.496010	26.55%	0
2012	10.272605	11.454647	11.51%	0
2011	10.496643	10.272605	-2.13%	0
2010	9.789003	10.496643	7.23%	0
2009	7.792881	9.789003	25.61%	1,411
2008	11.395165	7.792881	-31.61%	1,462

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	19.880012	23.948027	20.46%	0
2016	20.395794	19.880012	-2.53%	0
2015	21.338491	20.395794	-4.42%	0
2014	21.721220	21.338491	-1.76%	0
2013	18.641319	21.721220	16.52%	0
2012	16.479559	18.641319	13.12%	0
2011	18.051858	16.479559	-8.71%	0
2010	16.332591	18.051858	10.53%	0
2009	12.334246	16.332591	32.42%	0
2008	21.137740	12.334246	-41.65%	24
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	20.227483	22.816387	12.80%	0
2016	18.167063	20.227483	11.34%	0
2015	19.286461	18.167063	-5.80%	0
2014	18.815699	19.286461	2.50%	0
2013	14.882019	18.815699	26.43%	0
2012	13.666081	14.882019	8.90%	0
2011	14.871694	13.666081	-8.11%	0
2010	13.277940	14.871694	12.00%	0
2009	10.389350	13.277940	27.80%	0
2008	14.808887	10.389350	-29.84%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.594160	16.344567	20.23%	0
2016	13.745845	13.594160	-1.10%	0
2015	13.838039	13.745845	-0.67%	0
2014	13.050073	13.838039	6.04%	0
2013	9.704012	13.050073	34.48%	0
2012*	10.000000	9.704012	-2.96%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.462987	16.140660	19.89%	0
2016	13.638004	13.462987	-1.28%	0
2015	13.751814	13.638004	-0.83%	0
2014	13.010319	13.751814	5.70%	0
2013	9.703580	13.010319	34.08%	0
2012*	10.000000	9.703580	-2.96%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	0
2011	12.605139	11.480811	-8.92%	0
2010	11.817371	12.605139	6.67%	0
2009*	10.000000	11.817371	18.17%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.760664	10.991955	25.47%	0
2016	7.389700	8.760664	18.55%	0
2015	9.417985	7.389700	-21.54%	0
2014*	10.000000	9.417985	-5.82%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.747537	17.093834	24.34%	730
2016	13.387982	13.747537	2.69%	730
2015	13.061402	13.387982	2.50%	730
2014	12.258461	13.061402	6.55%	730
2013	9.101912	12.258461	34.68%	730
2012	7.965647	9.101912	14.26%	730
2011	8.648676	7.965647	-7.90%	1,005
2010	6.819845	8.648676	26.82%	1,077
2009	4.919200	6.819845	38.64%	886
2008	10.354430	4.919200	-52.49%	869
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.157719	23.755979	24.00%	0
2016	17.939371	19.157719	6.79%	0
2015	18.678343	17.939371	-3.96%	0
2014	20.572295	18.678343	-9.21%	0
2013	14.842119	20.572295	38.61%	0
2012	12.508508	14.842119	18.66%	0
2011	14.238026	12.508508	-12.15%	0
2010	10.670948	14.238026	33.43%	0
2009	6.673177	10.670948	59.91%	0
2008	11.242059	6.673177	-40.64%	12
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.058429	26.559635	15.18%	0
2016	20.647436	23.058429	11.68%	0
2015	21.234955	20.647436	-2.77%	0
2014	19.632232	21.234955	8.16%	0
2013	14.751243	19.632232	33.09%	200
2012	12.969973	14.751243	13.73%	200
2011	13.275860	12.969973	-2.30%	200
2010	12.161823	13.275860	9.16%	200
2009	10.119170	12.161823	20.19%	200
2008	15.329495	10.119170	-33.99%	1,368
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.538673	19.342636	24.48%	0
2016	15.245104	15.538673	1.93%	0
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	0
2012	10.325388	11.748430	13.78%	0
2011	10.709979	10.325388	-3.59%	0
2010*	10.000000	10.709979	7.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.074808	12.667937	25.74%	0
2016	9.697648	10.074808	3.89%	0
2015*	10.000000	9.697648	-3.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.616279	13.113488	3.94%	0
2016	12.141894	12.616279	3.91%	0
2015	12.474581	12.141894	-2.67%	0
2014	11.815778	12.474581	5.58%	0
2013	12.108751	11.815778	-2.42%	0
2012	11.298831	12.108751	7.17%	0
2011	10.921086	11.298831	3.46%	0
2010	10.412737	10.921086	4.88%	0
2009	9.699151	10.412737	7.36%	0
2008	11.035849	9.699151	-12.11%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.182718	25.739490	6.44%	0
2016	20.494743	24.182718	17.99%	0
2015	21.851711	20.494743	-6.21%	0
2014	19.711374	21.851711	10.86%	0
2013	15.252060	19.711374	29.24%	0
2012	13.578667	15.252060	12.32%	0
2011	13.767110	13.578667	-1.37%	0
2010	12.396141	13.767110	11.06%	0
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
2013	11.217368	13.573557	21.00%	0
2012	9.876964	11.217368	13.57%	0
2011	9.970101	9.876964	-0.93%	0
2010	9.068158	9.970101	9.95%	0
2009	7.486222	9.068158	21.13%	0
2008	10.861614	7.486222	-31.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.075063	11.219869	1.31%	0
2016	10.991903	11.075063	0.76%	0
2015	11.225029	10.991903	-2.08%	0
2014	10.894232	11.225029	3.04%	0
2013	11.392820	10.894232	-4.38%	0
2012	11.058827	11.392820	3.02%	0
2011	10.656705	11.058827	3.77%	0
2010	10.243901	10.656705	4.03%	0
2009	9.306266	10.243901	10.08%	0
2008	10.520262	9.306266	-11.54%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.213557	19.557310	28.55%	0
2016	15.470543	15.213557	-1.66%	0
2015	14.794166	15.470543	4.57%	0
2014	14.801329	14.794166	-0.05%	0
2013	11.722659	14.801329	26.26%	0
2012	9.783291	11.722659	19.82%	0
2011	10.990536	9.783291	-10.98%	0
2010	10.060622	10.990536	9.24%	0
2009	7.238672	10.060622	38.98%	0
2008	12.019214	7.238672	-39.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.819977	19.844631	25.44%	0
2016	14.777877	15.819977	7.05%	0
2015	14.147165	14.777877	4.46%	0
2014	13.337885	14.147165	6.07%	0
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
2011	9.726409	9.099247	-6.45%	0
2010	8.384221	9.726409	16.01%	0
2009	6.155155	8.384221	36.21%	0
2008	11.241811	6.155155	-45.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.973703	16.723477	19.68%	0
2016	12.815446	13.973703	9.04%	0
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0
2010	7.617747	8.297526	8.92%	0
2009	5.938710	7.617747	28.27%	0
2008	9.769577	5.938710	-39.21%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.504448	11.007353	4.79%	0
2016	9.374746	10.504448	12.05%	0
2015	9.807177	9.374746	-4.41%	0
2014*	10.000000	9.807177	-1.93%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0
2010	7.642153	8.654916	13.25%	0
2009	5.090232	7.642153	50.13%	0
2008*	10.000000	5.090232	-49.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.534806	18.087278	16.43%	0
2016	14.373374	15.534806	8.08%	0
2015	14.691880	14.373374	-2.17%	0
2014	13.533837	14.691880	8.56%	0
2013	9.936702	13.533837	36.20%	0
2012	9.080293	9.936702	9.43%	0
2011	9.554930	9.080293	-4.97%	0
2010	7.877335	9.554930	21.30%	0
2009	6.101676	7.877335	29.10%	0
2008*	10.000000	6.101676	-38.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	0
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
2011	9.531298	9.049793	-5.05%	0
2010	7.859069	9.531298	21.28%	0
2009	6.099785	7.859069	28.84%	0
2008*	10.000000	6.099785	-39.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0
2010	8.738475	9.639496	10.31%	0
2009	7.170498	8.738475	21.87%	0
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
2010	9.009172	9.848044	9.31%	0
2009	7.526994	9.009172	19.69%	0
2008*	10.000000	7.526994	-24.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	0
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.176222	13.133085	7.86%	0
2016	11.703158	12.176222	4.04%	0
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0
2011	10.220701	10.004897	-2.11%	0
2010	9.550512	10.220701	7.02%	0
2009	8.268590	9.550512	15.50%	0
2008*	10.000000	8.268590	-17.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.196066	12.497405	2.47%	0
2016	11.794737	12.196066	3.40%	0
2015	12.104240	11.794737	-2.56%	0
2014	11.738943	12.104240	3.11%	0
2013	12.193302	11.738943	-3.73%	0
2012	11.529708	12.193302	5.76%	0
2011	11.019685	11.529708	4.63%	0
2010	10.487319	11.019685	5.08%	0
2009	9.822155	10.487319	6.77%	0
2008*	10.000000	9.822155	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	0
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0
2010	10.445512	10.947201	4.80%	0
2009	9.800405	10.445512	6.58%	0
2008*	10.000000	9.800405	-2.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	19.675914	27.274357	38.62%	0
2016	18.650900	19.675914	5.50%	0
2015	22.685159	18.650900	-17.78%	0
2014	24.517786	22.685159	-7.47%	0
2013	24.873250	24.517786	-1.43%	0
2012	21.662572	24.873250	14.82%	0
2011	28.513610	21.662572	-24.03%	0
2010	25.062463	28.513610	13.77%	144
2009	15.656969	25.062463	60.07%	144
2008	37.919704	15.656969	-58.71%	168
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.942159	12.968164	0.20%	472
2016	13.088357	12.942159	-1.12%	472
2015	13.349585	13.088357	-1.96%	472
2014	13.006907	13.349585	2.63%	472
2013	13.812257	13.006907	-5.83%	472
2012	13.655819	13.812257	1.15%	472
2011	12.971386	13.655819	5.28%	851
2010	12.612740	12.971386	2.84%	851
2009	12.514022	12.612740	0.79%	472
2008	11.836154	12.514022	5.73%	149
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.914232	8.786648	-1.43%	0
2016	9.081097	8.914232	-1.84%	0
2015	9.252265	9.081097	-1.85%	0
2014	9.426656	9.252265	-1.85%	0
2013	9.604335	9.426656	-1.85%	103
2012	9.785858	9.604335	-1.85%	695
2011	9.969790	9.785858	-1.84%	659
2010	10.157691	9.969790	-1.85%	746
2009	10.344807	10.157691	-1.81%	899
2008	10.327695	10.344807	0.17%	538

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.079073	10.077118	24.73%	0
2016	8.179105	8.079073	-1.22%	0
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	0
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
2011	7.665647	6.771668	-11.66%	0
2010	6.911330	7.665647	10.91%	0
2009	5.439586	6.911330	27.06%	0
2008*	10.000000	5.439586	-45.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.963400	22.044010	16.25%	0
2016	17.648862	18.963400	7.45%	0
2015	18.162837	17.648862	-2.83%	0
2014	17.626447	18.162837	3.04%	0
2013	14.113096	17.626447	24.89%	789
2012	12.406648	14.113096	13.75%	789
2011	13.157311	12.406648	-5.71%	789
2010	11.694377	13.157311	12.51%	1,531
2009	9.366568	11.694377	24.85%	1,101
2008	15.110749	9.366568	-38.01%	1,969
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.389296	16.786754	9.08%	1,492
2016	14.748986	15.389296	4.34%	1,566
2015	15.053137	14.748986	-2.02%	1,643
2014	14.664468	15.053137	2.65%	1,721
2013	13.172548	14.664468	11.33%	1,799
2012	12.269767	13.172548	7.36%	1,873
2011	12.390907	12.269767	-0.98%	1,948
2010	11.496080	12.390907	7.78%	2,027
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.281787	13.777584	3.73%	0
2016	12.978094	13.281787	2.34%	0
2015	13.187805	12.978094	-1.59%	0
2014	12.933219	13.187805	1.97%	0
2013	12.569656	12.933219	2.89%	0
2012	12.176932	12.569656	3.23%	0
2011	12.052666	12.176932	1.03%	0
2010	11.596455	12.052666	3.93%	0
2009	10.831067	11.596455	7.07%	4,801
2008	11.742474	10.831067	-7.76%	6,935
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.667109	18.474437	10.84%	1,817
2016	15.848326	16.667109	5.17%	1,860
2015	16.201293	15.848326	-2.18%	1,860
2014	15.693556	16.201293	3.24%	2,056
2013	13.709718	15.693556	14.47%	2,056
2012	12.605800	13.709718	8.76%	2,056
2011	12.848089	12.605800	-1.89%	2,056
2010	11.802083	12.848089	8.86%	3,053
2009	10.093157	11.802083	16.93%	3,947
2008	13.389338	10.093157	-24.62%	3,947
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.127993	20.761356	14.53%	542
2016	17.024765	18.127993	6.48%	534
2015	17.473200	17.024765	-2.57%	524
2014	16.961746	17.473200	3.02%	515
2013	14.121337	16.961746	20.11%	505
2012	12.647752	14.121337	11.65%	995
2011	13.165644	12.647752	-3.93%	1,003
2010	11.887910	13.165644	10.75%	1,648
2009	9.736902	11.887910	22.09%	8,019
2008	14.459775	9.736902	-32.66%	8,972
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.215226	16.310190	7.20%	703
2016	14.664889	15.215226	3.75%	703
2015	14.945876	14.664889	-1.88%	703
2014	14.538537	14.945876	2.80%	703
2013	13.405627	14.538537	8.45%	403
2012	12.642463	13.405627	6.04%	403
2011	12.619928	12.642463	0.18%	403
2010	11.848613	12.619928	6.51%	403
2009	10.537516	11.848613	12.44%	2,916
2008	12.637415	10.537516	-16.62%	3,020

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.146552	28.925063	24.96%	0
2016	22.755064	23.146552	1.72%	0
2015	22.060434	22.755064	3.15%	0
2014	20.658344	22.060434	6.79%	0
2013	15.396513	20.658344	34.18%	0
2012	13.217593	15.396513	16.48%	0
2011	13.773876	13.217593	-4.04%	0
2010	12.898308	13.773876	6.79%	0
2009*	10.000000	12.898308	28.98%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.688415	28.298125	24.72%	255
2016	22.371167	22.688415	1.42%	255
2015	21.744225	22.371167	2.88%	255
2014	20.406789	21.744225	6.55%	255
2013	15.255643	20.406789	33.77%	255
2012	13.125810	15.255643	16.23%	255
2011	13.714900	13.125810	-4.30%	255
2010	12.876575	13.714900	6.51%	1,405
2009*	10.000000	12.876575	28.77%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	28.158531	32.000366	13.64%	0
2016	23.848930	28.158531	18.07%	0
2015	24.930267	23.848930	-4.34%	0
2014	23.213389	24.930267	7.40%	0
2013	17.776066	23.213389	30.59%	0
2012	15.417903	17.776066	15.29%	0
2011	16.118039	15.417903	-4.34%	0
2010	13.012148	16.118039	23.87%	0
2009	9.694229	13.012148	34.23%	0
2008	15.545851	9.694229	-37.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	26.046592	29.547938	13.44%	0
2016	22.110963	26.046592	17.80%	0
2015	23.169986	22.110963	-4.57%	0
2014	21.622652	23.169986	7.16%	0
2013	16.587997	21.622652	30.35%	594
2012	14.411731	16.587997	15.10%	594
2011	15.086929	14.411731	-4.48%	594
2010	12.212259	15.086929	23.54%	594
2009	9.115285	12.212259	33.98%	594
2008	14.652309	9.115285	-37.79%	196

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.749303	12.013167	23.22%	0
2016	10.184302	9.749303	-4.27%	0
2015	10.444650	10.184302	-2.49%	0
2014	10.787388	10.444650	-3.18%	0
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
2011	9.025504	8.006280	-11.29%	0
2010	8.080005	9.025504	11.70%	0
2009	6.048367	8.080005	33.59%	0
2008*	10.000000	6.048367	-39.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.648825	10.435479	20.66%	0
2016	8.373834	8.648825	3.28%	0
2015	8.992054	8.373834	-6.88%	0
2014*	10.000000	8.992054	-10.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.592477	10.334592	20.27%	0
2016	8.338607	8.592477	3.04%	0
2015	8.975629	8.338607	-7.10%	0
2014*	10.000000	8.975629	-10.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.129450	18.012768	27.48%	0
2016	14.114139	14.129450	0.11%	0
2015	13.943797	14.114139	1.22%	0
2014	12.897708	13.943797	8.11%	0
2013	9.776303	12.897708	31.93%	0
2012	8.576687	9.776303	13.99%	0
2011	9.029911	8.576687	-5.02%	0
2010	7.975139	9.029911	13.23%	0
2009	6.281640	7.975139	26.96%	0
2008*	10.000000	6.281640	-37.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.289109	16.039844	12.25%	0
2016	12.544799	14.289109	13.90%	0
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0
2011	8.676601	7.997515	-7.83%	0
2010	7.840677	8.676601	10.66%	0
2009	6.269802	7.840677	25.05%	1,040
2008*	10.000000	6.269802	-37.30%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.224628	17.805065	25.17%	0
2016	13.664533	14.224628	4.10%	0
2015	13.970409	13.664533	-2.19%	0
2014	13.723288	13.970409	1.80%	0
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	0
2011	9.559284	8.965139	-6.22%	0
2010	7.700979	9.559284	24.13%	0
2009	6.192315	7.700979	24.36%	0
2008*	10.000000	6.192315	-38.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.487687	20.657971	11.74%	0
2016	16.017130	18.487687	15.42%	0
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	0
2013	10.986464	14.630542	33.17%	0
2012	9.621339	10.986464	14.19%	0
2011	10.035290	9.621339	-4.12%	0
2010	8.546437	10.035290	17.42%	0
2009	6.673995	8.546437	28.06%	0
2008*	10.000000	6.673995	-33.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	15.448614	18.900993	22.35%	0
2016	14.565292	15.448614	6.06%	0
2015	14.761670	14.565292	-1.33%	0
2014	14.667631	14.761670	0.64%	0
2013	10.381298	14.667631	41.29%	0
2012	9.352865	10.381298	11.00%	0
2011	9.611576	9.352865	-2.69%	0
2010	7.827513	9.611576	22.79%	68
2009	6.270366	7.827513	24.83%	143
2008	11.949852	6.270366	-47.53%	415
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	26.859316	28.753269	7.05%	0
2016	21.729142	26.859316	23.61%	0
2015	23.557531	21.729142	-7.76%	0
2014	22.426728	23.557531	5.04%	0
2013	16.274269	22.426728	37.80%	0
2012	13.766982	16.274269	18.21%	0
2011	14.775164	13.766982	-6.82%	0
2010	11.890085	14.775164	24.26%	0
2009	9.598063	11.890085	23.88%	0
2008	14.413631	9.598063	-33.41%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	24.065623	25.689325	6.75%	0
2016	19.518424	24.065623	23.30%	0
2015	21.221051	19.518424	-8.02%	0
2014	20.251022	21.221051	4.79%	0
2013	14.734973	20.251022	37.44%	0
2012	12.479393	14.734973	18.07%	0
2011	13.447495	12.479393	-7.20%	0
2010	10.832817	13.447495	24.14%	240
2009	8.769267	10.832817	23.53%	240
2008	13.197787	8.769267	-33.56%	450
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	26.579126	29.607584	11.39%	0
2016	22.045211	26.579126	20.57%	0
2015	22.834167	22.045211	-3.46%	0
2014	23.076507	22.834167	-1.05%	0
2013	16.685622	23.076507	38.30%	0
2012	14.719014	16.685622	13.36%	0
2011	15.878611	14.719014	-7.30%	0
2010	12.909093	15.878611	23.00%	0
2009	9.764076	12.909093	32.21%	0
2008	16.095021	9.764076	-39.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	26.264638	29.182913	11.11%	0
2016	21.835683	26.264638	20.28%	0
2015	22.677059	21.835683	-3.71%	0
2014	22.976789	22.677059	-1.30%	0
2013	16.655589	22.976789	37.95%	0
2012	14.727699	16.655589	13.09%	0
2011	15.929152	14.727699	-7.54%	0
2010	12.985422	15.929152	22.67%	0
2009	9.841713	12.985422	31.94%	0
2008	16.266565	9.841713	-39.50%	10
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	14.769090	17.431553	18.03%	0
2016	13.536301	14.769090	9.11%	0
2015	13.700761	13.536301	-1.20%	0
2014	12.483860	13.700761	9.75%	0
2013	9.724788	12.483860	28.37%	0
2012	8.703328	9.724788	11.74%	0
2011	8.833634	8.703328	-1.48%	0
2010	7.948908	8.833634	11.13%	0
2009	6.450278	7.948908	23.23%	123
2008	11.255804	6.450278	-42.69%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.300828	13.857502	4.19%	0
2016	12.643357	13.300828	5.20%	0
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0
2011	9.080691	9.460182	4.18%	0
2010	7.126472	9.080691	27.42%	0
2009	5.563279	7.126472	28.10%	0
2008*	10.000000	5.563279	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.525692	23.860102	16.25%	0
2016	19.034305	20.525692	7.84%	0
2015	19.483414	19.034305	-2.31%	0
2014	17.983608	19.483414	8.34%	0
2013	13.315367	17.983608	35.06%	0
2012	12.224714	13.315367	8.92%	0
2011	12.850531	12.224714	-4.87%	0
2010	10.656892	12.850531	20.58%	0
2009	8.261487	10.656892	28.99%	0
2008	13.900153	8.261487	-40.57%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	21.603994	28.980746	34.15%	0
2016	21.992076	21.603994	-1.76%	0
2015	21.556418	21.992076	2.02%	0
2014	21.470596	21.556418	0.40%	0
2013	17.182949	21.470596	24.95%	0
2012	14.437411	17.182949	19.02%	0
2011	16.038749	14.437411	-9.98%	0
2010	14.091143	16.038749	13.82%	0
2009	10.271557	14.091143	37.19%	0
2008	17.497527	10.271557	-41.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	20.799607	27.831139	33.81%	1
2016	21.223929	20.799607	-2.00%	1
2015	20.858025	21.223929	1.75%	1
2014	20.823075	20.858025	0.17%	1
2013	16.706203	20.823075	24.64%	0
2012	14.073321	16.706203	18.71%	0
2011	15.674737	14.073321	-10.22%	0
2010	13.802518	15.674737	13.56%	123
2009	10.091307	13.802518	36.78%	226
2008	17.231502	10.091307	-41.44%	226
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.068946	10.503109	4.31%	0
2016	9.629128	10.068946	4.57%	0
2015	10.037539	9.629128	-4.07%	0
2014	9.944445	10.037539	0.94%	0
2013	10.145328	9.944445	-1.98%	0
2012*	10.000000	10.145328	1.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	17.218314	17.920857	4.08%	0
2016	16.507740	17.218314	4.30%	0
2015	17.248723	16.507740	-4.30%	0
2014	17.146635	17.248723	0.60%	0
2013	17.534183	17.146635	-2.21%	9
2012	15.789261	17.534183	11.05%	60
2011	15.982359	15.789261	-1.21%	594
2010	14.187635	15.982359	12.65%	609
2009	12.207756	14.187635	16.22%	1,222
2008	14.544741	12.207756	-16.07%	1,537
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.194200	21.974368	14.48%	0
2016	17.569843	19.194200	9.25%	0
2015	17.361615	17.569843	1.20%	0
2014	16.022416	17.361615	8.36%	0
2013	12.419682	16.022416	29.01%	25
2012	10.851876	12.419682	14.45%	209
2011	11.090873	10.851876	-2.15%	233
2010	9.755836	11.090873	13.68%	284
2009	7.765784	9.755836	25.63%	1,574
2008	12.892134	7.765784	-39.76%	2,002
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	29.369514	32.908730	12.05%	0
2016	25.345756	29.369514	15.88%	0
2015	27.442438	25.345756	-7.64%	0
2014	24.978822	27.442438	9.86%	0
2013	18.047101	24.978822	38.41%	0
2012	15.584767	18.047101	15.80%	0
2011	16.237171	15.584767	-4.02%	0
2010	13.405276	16.237171	21.13%	0
2009	9.955141	13.405276	34.66%	0
2008	16.315091	9.955141	-38.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	16.940644	18.941195	11.81%	0
2016	14.667049	16.940644	15.50%	0
2015	15.913265	14.667049	-7.83%	0
2014	14.520851	15.913265	9.59%	0
2013	10.520574	14.520851	38.02%	0
2012	9.109635	10.520574	15.49%	0
2011	9.507561	9.109635	-4.19%	0
2010	7.871713	9.507561	20.78%	0
2009	5.859106	7.871713	34.35%	0
2008	9.629261	5.859106	-39.15%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.291736	11.089838	7.75%	0
2016	9.261460	10.291736	11.12%	0
2015	9.664615	9.261460	-4.17%	0
2014*	10.000000	9.664615	-3.35%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.975355	10.907757	-0.62%	0
2016	11.037614	10.975355	-0.56%	0
2015	11.222225	11.037614	-1.65%	0
2014	11.348829	11.222225	-1.12%	0
2013	11.589647	11.348829	-2.08%	0
2012	11.166580	11.589647	3.79%	0
2011	11.262962	11.166580	-0.86%	0
2010	10.909511	11.262962	3.24%	388
2009*	10.000000	10.909511	9.10%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.222596	12.23%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.315049	13.253752	28.49%	0
2016*	10.000000	10.315049	3.15%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.113751	16.293302	24.25%	0
2016	13.696281	13.113751	-4.25%	0
2015	13.934931	13.696281	-1.71%	0
2014	15.229878	13.934931	-8.50%	0
2013	12.115800	15.229878	25.70%	0
2012	10.125541	12.115800	19.66%	0
2011	12.419282	10.125541	-18.47%	0
2010	11.500174	12.419282	7.99%	0
2009	9.401141	11.500174	22.33%	0
2008	17.089976	9.401141	-44.99%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	24.397850	25.832836	5.88%	0
2016	19.496176	24.397850	25.14%	0
2015	20.743028	19.496176	-6.01%	0
2014	20.432382	20.743028	1.52%	0
2013	14.911276	20.432382	37.03%	0
2012	12.931567	14.911276	15.31%	0
2011	13.828455	12.931567	-6.49%	0
2010	11.183086	13.828455	23.66%	0
2009	8.662431	11.183086	29.10%	0
2008	14.555203	8.662431	-40.49%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.698317	7.427986	-3.51%	0
2016	5.457503	7.698317	41.06%	0
2015	8.355084	5.457503	-34.68%	0
2014	10.523064	8.355084	-20.60%	0
2013	9.699657	10.523064	8.49%	0
2012*	10.000000	9.699657	-3.00%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.025024	28.444407	23.54%	0
2016	21.771254	23.025024	5.76%	0
2015	22.840053	21.771254	-4.68%	0
2014	23.715980	22.840053	-3.69%	0
2013	16.083743	23.715980	47.45%	0
2012	15.191876	16.083743	5.87%	0
2011	16.223425	15.191876	-6.36%	0
2010	13.038263	16.223425	24.43%	0
2009*	10.000000	13.038263	30.38%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	19.131784	22.259979	16.35%	0
2016	17.557588	19.131784	8.97%	0
2015	17.645896	17.557588	-0.50%	0
2014	16.458593	17.645896	7.21%	0
2013	12.465172	16.458593	32.04%	0
2012	10.838162	12.465172	15.01%	0
2011	10.415377	10.838162	4.06%	0
2010	9.412299	10.415377	10.66%	0
2009	7.972330	9.412299	18.06%	4,545
2008	13.703689	7.972330	-41.82%	8,184
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	15.009585	18.420570	22.73%	0
2016	15.422590	15.009585	-2.68%	0
2015	15.352649	15.422590	0.46%	0
2014	16.731009	15.352649	-8.24%	0
2013	13.896378	16.731009	20.40%	0
2012	12.405277	13.896378	12.02%	0
2011	15.696384	12.405277	-20.97%	0
2010	15.340594	15.696384	2.32%	0
2009	11.638845	15.340594	31.81%	0
2008	25.397219	11.638845	-54.17%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	17.607733	22.745575	29.18%	0
2016	17.534975	17.607733	0.41%	0
2015	16.124273	17.534975	8.75%	0
2014	14.438290	16.124273	11.68%	0
2013	10.743000	14.438290	34.40%	0
2012	9.430989	10.743000	13.91%	0
2011	9.938551	9.430989	-5.58%	0
2010	9.224053	9.938551	7.75%	0
2009	6.857972	9.224053	34.50%	5,379
2008	11.617104	6.857972	-40.97%	5,379
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	31.627548	35.015516	10.71%	0
2016	25.833542	31.627548	22.43%	0
2015	27.923966	25.833542	-7.49%	0
2014	26.127441	27.923966	6.88%	0
2013	19.350569	26.127441	35.02%	0
2012	16.650921	19.350569	16.21%	0
2011	18.574346	16.650921	-10.36%	0
2010	14.956813	18.574346	24.19%	0
2009	10.687472	14.956813	39.95%	0
2008	16.956348	10.687472	-36.97%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.654597	16.347798	11.55%	0
2016	14.390085	14.654597	1.84%	0
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	0
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.721781	13.229336	12.86%	0
2016	10.371492	11.721781	13.02%	0
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.360801	32.377260	10.27%	0
2016	23.803747	29.360801	23.35%	0
2015	24.843559	23.803747	-4.19%	0
2014	24.090919	24.843559	3.12%	0
2013	17.451764	24.090919	38.04%	0
2012	15.370888	17.451764	13.54%	0
2011	15.580309	15.370888	-1.34%	0
2010	12.621924	15.580309	23.44%	0
2009	10.290966	12.621924	22.65%	0
2008	15.184884	10.290966	-32.23%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	21.192289	25.269147	19.24%	0
2016	19.337692	21.192289	9.59%	0
2015	19.496372	19.337692	-0.81%	0
2014	17.521751	19.496372	11.27%	0
2013	13.528177	17.521751	29.52%	0
2012	11.915535	13.528177	13.53%	0
2011	11.921977	11.915535	-0.05%	0
2010	10.582444	11.921977	12.66%	0
2009	8.538770	10.582444	23.93%	0
2008	13.847781	8.538770	-38.34%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.338405	27.753169	18.92%	0
2016	21.346821	23.338405	9.33%	0
2015	21.572926	21.346821	-1.05%	0
2014	19.442890	21.572926	10.96%	0
2013	15.048200	19.442890	29.20%	0
2012	13.284611	15.048200	13.28%	0
2011	13.325438	13.284611	-0.31%	0
2010	11.859355	13.325438	12.36%	0
2009	9.591063	11.859355	23.65%	0
2008	15.598673	9.591063	-38.51%	47

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	18.313574	20.721623	13.15%	0
2016	16.912836	18.313574	8.28%	0
2015	17.809385	16.912836	-5.03%	0
2014	16.001639	17.809385	11.30%	0
2013	12.141504	16.001639	31.79%	0
2012	11.053560	12.141504	9.84%	0
2011	11.166561	11.053560	-1.01%	0
2010	9.913848	11.166561	12.64%	0
2009	7.555447	9.913848	31.21%	0
2008	11.745362	7.555447	-35.67%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.247596	10.399499	1.48%	0
2016	9.587812	10.247596	6.88%	0
2015	9.871455	9.587812	-2.87%	0
2014*	10.000000	9.871455	-1.29%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	22.257435	23.268771	4.54%	0
2016	19.809283	22.257435	12.36%	0
2015	20.758130	19.809283	-4.57%	0
2014	20.660068	20.758130	0.47%	0
2013	19.732366	20.660068	4.70%	0
2012	17.597879	19.732366	12.13%	0
2011	17.096300	17.597879	2.93%	0
2010	15.235915	17.096300	12.21%	0
2009	10.185683	15.235915	49.58%	0
2008	14.049298	10.185683	-27.50%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.183378	11.056258	8.57%	0
2016	10.866965	10.183378	-6.29%	0
2015	11.839251	10.866965	-8.21%	0
2014	12.231321	11.839251	-3.21%	0
2013	10.737865	12.231321	13.91%	0
2012	9.948790	10.737865	7.93%	0
2011	10.732308	9.948790	-7.30%	0
2010	9.680769	10.732308	10.86%	0
2009	8.712504	9.680769	11.11%	0
2008	12.627823	8.712504	-31.01%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	14.355585	14.651929	2.06%	0
2016	14.093865	14.355585	1.86%	0
2015	14.401919	14.093865	-2.14%	0
2014	14.144335	14.401919	1.82%	0
2013	14.270587	14.144335	-0.88%	0
2012	13.258637	14.270587	7.63%	0
2011	13.214430	13.258637	0.33%	0
2010	12.414526	13.214430	6.44%	0
2009	10.507645	12.414526	18.15%	0
2008	11.553140	10.507645	-9.05%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.986034	14.235480	1.78%	0
2016	13.769849	13.986034	1.57%	0
2015	14.098497	13.769849	-2.33%	0
2014	13.883842	14.098497	1.55%	0
2013	14.047322	13.883842	-1.16%	0
2012	13.084085	14.047322	7.36%	0
2011	13.076535	13.084085	0.06%	0
2010	12.310203	13.076535	6.23%	0
2009	10.443560	12.310203	17.87%	0
2008	11.515596	10.443560	-9.31%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	14.672755	16.401517	11.78%	0
2016	14.519198	14.672755	1.06%	0
2015	14.796671	14.519198	-1.88%	0
2014	14.271815	14.796671	3.68%	0
2013	12.592309	14.271815	13.34%	0
2012	11.418006	12.592309	10.28%	0
2011	11.960189	11.418006	-4.53%	0
2010	10.681228	11.960189	11.97%	0
2009	8.444238	10.681228	26.49%	0
2008	12.093321	8.444238	-30.17%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	13.604395	15.180896	11.59%	0
2016	13.484260	13.604395	0.89%	0
2015	13.753723	13.484260	-1.96%	0
2014	13.284365	13.753723	3.53%	0
2013	11.740672	13.284365	13.15%	0
2012	10.663831	11.740672	10.10%	0
2011	11.184884	10.663831	-4.66%	0
2010	10.004435	11.184884	11.80%	0
2009	7.920217	10.004435	26.32%	0
2008	11.356587	7.920217	-30.26%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	12.932486	15.059640	16.45%	0
2016	12.880525	12.932486	0.40%	0
2015	13.133948	12.880525	-1.93%	0
2014	12.660317	13.133948	3.74%	0
2013	10.548991	12.660317	20.01%	0
2012	9.323852	10.548991	13.14%	0
2011	10.139272	9.323852	-8.04%	0
2010	8.896392	10.139272	13.97%	0
2009	6.829378	8.896392	30.27%	0
2008	10.857200	6.829378	-37.10%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	11.758038	13.668328	16.25%	0
2016	11.729914	11.758038	0.24%	0
2015	11.979245	11.729914	-2.08%	0
2014	11.568792	11.979245	3.55%	0
2013	9.659243	11.568792	19.77%	0
2012	8.553929	9.659243	12.92%	0
2011	9.321450	8.553929	-8.23%	0
2010	8.189554	9.321450	13.82%	0
2009	6.304770	8.189554	29.89%	0
2008	10.033222	6.304770	-37.16%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	16.153870	18.422522	14.04%	0
2016	15.365992	16.153870	5.13%	0
2015	15.584527	15.365992	-1.40%	0
2014	14.430201	15.584527	8.00%	0
2013	12.309382	14.430201	17.23%	0
2012	10.916102	12.309382	12.76%	0
2011	11.564053	10.916102	-5.60%	0
2010	9.990666	11.564053	15.75%	0
2009	7.360748	9.990666	35.73%	0
2008	11.372889	7.360748	-35.28%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	16.543846	18.846190	13.92%	0
2016	15.763262	16.543846	4.95%	0
2015	16.010881	15.763262	-1.55%	0
2014	14.834708	16.010881	7.93%	0
2013	12.677406	14.834708	17.02%	0
2012	11.255399	12.677406	12.63%	0
2011	11.929364	11.255399	-5.65%	0
2010	10.326609	11.929364	15.52%	0
2009	7.610166	10.326609	35.69%	0
2008	11.780680	7.610166	-35.40%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	14.249154	17.300804	21.42%	0
2016	14.134768	14.249154	0.81%	0
2015	14.243746	14.134768	-0.77%	0
2014	13.094299	14.243746	8.78%	0
2013	9.645030	13.094299	35.76%	0
2012	8.019363	9.645030	20.27%	0
2011	8.399895	8.019363	-4.53%	0
2010	7.252348	8.399895	15.82%	0
2009	5.439288	7.252348	33.33%	0
2008	9.428058	5.439288	-42.31%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	13.898618	16.839911	21.16%	0
2016	13.800092	13.898618	0.71%	0
2015	13.924743	13.800092	-0.90%	0
2014	12.827117	13.924743	8.56%	0
2013	9.457585	12.827117	35.63%	0
2012	7.886559	9.457585	19.92%	0
2011	8.267853	7.886559	-4.61%	0
2010	7.143114	8.267853	15.75%	0
2009	5.362363	7.143114	33.21%	0
2008	9.320048	5.362363	-42.46%	29
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.046967	18.865471	10.67%	0
2016	14.737707	17.046967	15.67%	0
2015	15.663612	14.737707	-5.91%	0
2014	14.696251	15.663612	6.58%	0
2013	11.702615	14.696251	25.58%	0
2012	10.180053	11.702615	14.96%	0
2011	10.288462	10.180053	-1.05%	0
2010	9.112646	10.288462	12.90%	0
2009	7.143796	9.112646	27.56%	0
2008	12.710451	7.143796	-43.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	18.195146	20.108563	10.52%	0
2016	15.756230	18.195146	15.48%	0
2015	16.772306	15.756230	-6.06%	0
2014	15.760713	16.772306	6.42%	0
2013	12.568365	15.760713	25.40%	0
2012	10.945550	12.568365	14.83%	0
2011	11.084538	10.945550	-1.25%	0
2010	9.832343	11.084538	12.74%	0
2009	7.716745	9.832343	27.42%	0
2008	13.755702	7.716745	-43.90%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	10.091273	9.967344	-1.23%	0
2016	10.265201	10.091273	-1.69%	0
2015	10.461077	10.265201	-1.87%	0
2014	10.662624	10.461077	-1.89%	0
2013	10.865981	10.662624	-1.87%	0
2012	11.061967	10.865981	-1.77%	0
2011	11.263329	11.061967	-1.79%	0
2010	11.453646	11.263329	-1.66%	0
2009	11.591914	11.453646	-1.19%	0
2008	11.469093	11.591914	1.07%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	16.001795	18.331723	14.56%	0
2016	14.067781	16.001795	13.75%	0
2015	14.685502	14.067781	-4.21%	0
2014	13.561354	14.685502	8.29%	0
2013	10.358069	13.561354	30.93%	0
2012	8.918065	10.358069	16.15%	0
2011	8.949519	8.918065	-0.35%	0
2010	7.956155	8.949519	12.49%	0
2009	6.377958	7.956155	24.74%	0
2008	11.166626	6.377958	-42.88%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	16.123096	18.445262	14.40%	0
2016	14.191038	16.123096	13.61%	0
2015	14.842691	14.191038	-4.39%	0
2014	13.726293	14.842691	8.13%	0
2013	10.500642	13.726293	30.72%	0
2012	9.052602	10.500642	16.00%	0
2011	9.103861	9.052602	-0.56%	0
2010	8.101496	9.103861	12.37%	0
2009	6.501886	8.101496	24.60%	0
2008	11.407709	6.501886	-43.00%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.982005	18.518650	32.45%	0
2016	14.151083	13.982005	-1.19%	0
2015	13.474820	14.151083	5.02%	0
2014	12.353638	13.474820	9.08%	0
2013	9.245553	12.353638	33.62%	0
2012	8.228190	9.245553	12.36%	0
2011	8.375392	8.228190	-1.76%	0
2010	6.881900	8.375392	21.70%	0
2009	5.474286	6.881900	25.71%	0
2008	10.576112	5.474286	-48.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.705355	14.159274	32.26%	0
2016	10.852443	10.705355	-1.36%	0
2015	10.348157	10.852443	4.87%	0
2014	9.502113	10.348157	8.90%	0
2013	7.122076	9.502113	33.42%	0
2012	6.346284	7.122076	12.22%	0
2011	6.471051	6.346284	-1.93%	0
2010	5.325498	6.471051	21.51%	0
2009	4.242285	5.325498	25.53%	0
2008	8.207483	4.242285	-48.31%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.729328	14.421611	5.04%	0
2016	12.235874	13.729328	12.21%	0
2015	12.959613	12.235874	-5.58%	0
2014	13.070168	12.959613	-0.85%	0
2013	12.584133	13.070168	3.86%	0
2012	11.233700	12.584133	12.02%	0
2011	11.018183	11.233700	1.96%	0
2010	9.870545	11.018183	11.63%	0
2009	6.998156	9.870545	41.04%	0
2008	9.519776	6.998156	-26.49%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	14.598305	15.311839	4.89%	0
2016	13.033486	14.598305	12.01%	0
2015	13.820210	13.033486	-5.69%	0
2014	13.961635	13.820210	-1.01%	0
2013	13.464771	13.961635	3.69%	0
2012	12.043525	13.464771	11.80%	0
2011	11.836390	12.043525	1.75%	0
2010	10.614293	11.836390	11.51%	0
2009	7.541781	10.614293	40.74%	0
2008	10.269909	7.541781	-26.56%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	16.187423	19.329081	19.41%	0
2016	14.750621	16.187423	9.74%	0
2015	14.838320	14.750621	-0.59%	0
2014	13.318320	14.838320	11.41%	0
2013	10.266019	13.318320	29.73%	0
2012	9.028385	10.266019	13.71%	0
2011	9.018991	9.028385	0.10%	0
2010	7.992755	9.018991	12.84%	0
2009	6.435349	7.992755	24.20%	0
2008	10.412778	6.435349	-38.20%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	17.027367	17.409141	2.24%	0
2016	16.570544	17.027367	2.76%	0
2015	16.992655	16.570544	-2.48%	0
2014	16.367868	16.992655	3.82%	0
2013	16.986862	16.367868	-3.64%	0
2012	16.352181	16.986862	3.88%	0
2011	15.529112	16.352181	5.30%	0
2010	14.683769	15.529112	5.76%	0
2009	12.934396	14.683769	13.52%	0
2008	13.627739	12.934396	-5.09%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	53.356734	63.183669	18.42%	0
2016	48.511249	53.356734	9.99%	0
2015	50.203890	48.511249	-3.37%	0
2014	48.190294	50.203890	4.18%	0
2013	36.103340	48.190294	33.48%	0
2012	32.073254	36.103340	12.57%	0
2011	36.617714	32.073254	-12.41%	0
2010	29.001800	36.617714	26.26%	0
2009	21.114401	29.001800	37.36%	0
2008	35.582076	21.114401	-40.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	32.881693	38.883808	18.25%	0
2016	29.946220	32.881693	9.80%	0
2015	31.031704	29.946220	-3.50%	0
2014	29.833302	31.031704	4.02%	0
2013	22.382335	29.833302	33.29%	0
2012	19.916481	22.382335	12.38%	0
2011	22.773080	19.916481	-12.54%	0
2010	18.055100	22.773080	26.13%	0
2009	13.169539	18.055100	37.10%	3,747
2008	22.229435	13.169539	-40.76%	6,712
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.999795	15.316475	27.64%	0
2016	12.891844	11.999795	-6.92%	0
2015	12.698348	12.891844	1.52%	0
2014	14.094594	12.698348	-9.91%	0
2013	11.019911	14.094594	27.90%	0
2012	9.319464	11.019911	18.25%	0
2011	11.477051	9.319464	-18.80%	0
2010	10.353901	11.477051	10.85%	0
2009	8.347541	10.353901	24.04%	0
2008	15.159129	8.347541	-44.93%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.479836	12.089248	27.53%	0
2016	10.200335	9.479836	-7.06%	0
2015	10.066090	10.200335	1.33%	0
2014	11.189469	10.066090	-10.04%	0
2013	8.762667	11.189469	27.69%	0
2012	7.420562	8.762667	18.09%	0
2011	9.150884	7.420562	-18.91%	0
2010	8.267327	9.150884	10.69%	0
2009	6.676795	8.267327	23.82%	0
2008	12.145563	6.676795	-45.03%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	18.786909	21.294348	13.35%	0
2016	17.113492	18.786909	9.78%	0
2015	17.588620	17.113492	-2.70%	0
2014	16.108134	17.588620	9.19%	0
2013	12.411859	16.108134	29.78%	0
2012	10.474020	12.411859	18.50%	0
2011	10.955841	10.474020	-4.40%	0
2010	9.485788	10.955841	15.50%	0
2009	6.793051	9.485788	39.64%	0
2008	12.951206	6.793051	-47.55%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	18.339944	20.756762	13.18%	0
2016	16.734628	18.339944	9.59%	0
2015	17.226406	16.734628	-2.85%	0
2014	15.804759	17.226406	9.00%	0
2013	12.188309	15.804759	29.67%	0
2012	10.306914	12.188309	18.25%	0
2011	10.795290	10.306914	-4.52%	0
2010	9.364009	10.795290	15.28%	0
2009	6.717139	9.364009	39.40%	0
2008	12.823690	6.717139	-47.62%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	22.709270	26.559043	16.95%	0
2016	21.143753	22.709270	7.40%	0
2015	22.232484	21.143753	-4.90%	0
2014	21.241542	22.232484	4.67%	0
2013	16.599099	21.241542	27.97%	0
2012	13.313250	16.599099	24.68%	0
2011	14.888003	13.313250	-10.58%	0
2010	12.001206	14.888003	24.05%	0
2009	7.772492	12.001206	54.41%	0
2008	16.228562	7.772492	-52.11%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	20.991705	24.524531	16.83%	0
2016	19.581558	20.991705	7.20%	0
2015	20.618685	19.581558	-5.03%	0
2014	19.732836	20.618685	4.49%	0
2013	15.451052	19.732836	27.71%	0
2012	12.396020	15.451052	24.65%	0
2011	13.891135	12.396020	-10.76%	0
2010	11.207976	13.891135	23.94%	0
2009	7.270052	11.207976	54.17%	0
2008	15.213814	7.270052	-52.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.420657	13.644986	9.86%	0
2016	11.186147	12.420657	11.04%	0
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	22.148910	26.259732	18.56%	0
2016	19.407704	22.148910	14.12%	0
2015	20.483297	19.407704	-5.25%	0
2014	19.154931	20.483297	6.93%	0
2013	15.013828	19.154931	27.58%	0
2012	13.644063	15.013828	10.04%	0
2011	13.084309	13.644063	4.28%	0
2010	11.028210	13.084309	18.64%	0
2009	9.553441	11.028210	15.44%	0
2008	13.330348	9.553441	-28.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.194377	17.443677	14.80%	0
2016	14.408647	15.194377	5.45%	0
2015	15.676758	14.408647	-8.09%	0
2014	17.932819	15.676758	-12.58%	0
2013	14.828775	17.932819	20.93%	0
2012	12.746287	14.828775	16.34%	0
2011	14.508160	12.746287	-12.14%	0
2010	13.608363	14.508160	6.61%	0
2009	10.100289	13.608363	34.73%	0
2008	17.227883	10.100289	-41.37%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	16.044315	19.994635	24.62%	0
2016	16.030877	16.044315	0.08%	0
2015	15.600345	16.030877	2.76%	0
2014	14.701571	15.600345	6.11%	0
2013	10.720067	14.701571	37.14%	0
2012	9.637077	10.720067	11.24%	0
2011	10.493962	9.637077	-8.17%	0
2010	8.946593	10.493962	17.30%	0
2009	5.505715	8.946593	62.50%	0
2008	11.029916	5.505715	-50.08%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	19.983474	23.050591	15.35%	0
2016	17.411669	19.983474	14.77%	0
2015	18.921056	17.411669	-7.98%	0
2014	17.678680	18.921056	7.03%	0
2013	13.284580	17.678680	33.08%	0
2012	11.387423	13.284580	16.66%	0
2011	11.857505	11.387423	-3.96%	0
2010	10.447217	11.857505	13.50%	0
2009	8.293560	10.447217	25.97%	0
2008	13.169331	8.293560	-37.02%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	15.607754	17.329451	11.03%	0
2016	14.428290	15.607754	8.17%	0
2015	15.608405	14.428290	-7.56%	0
2014	14.712232	15.608405	6.09%	0
2013	11.603213	14.712232	26.79%	0
2012	10.386583	11.603213	11.71%	0
2011	10.594026	10.386583	-1.96%	0
2010	9.857195	10.594026	7.48%	0
2009	7.831863	9.857195	25.86%	0
2008	11.428584	7.831863	-31.47%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	15.204298	16.837011	10.74%	0
2016	14.086568	15.204298	7.93%	0
2015	15.276447	14.086568	-7.79%	0
2014	14.439358	15.276447	5.80%	0
2013	11.415701	14.439358	26.49%	0
2012	10.242914	11.415701	11.45%	0
2011	10.471637	10.242914	-2.18%	0
2010	9.770655	10.471637	7.17%	0
2009	7.782231	9.770655	25.55%	0
2008	11.385420	7.782231	-31.65%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	19.729954	23.755202	20.40%	0
2016	20.252127	19.729954	-2.58%	0
2015	21.198992	20.252127	-4.47%	0
2014	21.590227	21.198992	-1.81%	0
2013	18.538334	21.590227	16.46%	0
2012	16.396879	18.538334	13.06%	0
2011	17.970431	16.396879	-8.76%	0
2010	16.267199	17.970431	10.47%	0
2009	12.291119	16.267199	32.35%	0
2008	21.074580	12.291119	-41.68%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	20.077835	22.636079	12.74%	0
2016	18.041829	20.077835	11.28%	0
2015	19.163279	18.041829	-5.85%	0
2014	18.705053	19.163279	2.45%	0
2013	14.802035	18.705053	26.37%	0
2012	13.599573	14.802035	8.84%	0
2011	14.806847	13.599573	-8.15%	0
2010	13.226778	14.806847	11.95%	0
2009	10.354590	13.226778	27.74%	0
2008	14.766875	10.354590	-29.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.561809	16.297393	20.17%	0
2016	13.720101	13.561809	-1.15%	0
2015	13.819172	13.720101	-0.72%	0
2014	13.038934	13.819172	5.98%	0
2013	9.700664	13.038934	34.41%	0
2012*	10.000000	9.700664	-2.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.430958	16.094082	19.83%	0
2016	13.612472	13.430958	-1.33%	0
2015	13.733063	13.612472	-0.88%	0
2014	12.999201	13.733063	5.65%	0
2013	9.700224	12.999201	34.01%	0
2012*	10.000000	9.700224	-3.00%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.141554	15.248474	16.03%	0
2016	13.748483	13.141554	-4.41%	0
2015	15.291121	13.748483	-10.09%	0
2014	16.453681	15.291121	-7.07%	0
2013	13.403631	16.453681	22.76%	0
2012	11.465232	13.403631	16.91%	0
2011	12.594443	11.465232	-8.97%	0
2010	11.813349	12.594443	6.61%	0
2009*	10.000000	11.813349	18.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.748764	10.971456	25.41%	0
2016	7.383412	8.748764	18.49%	0
2015	9.414777	7.383412	-21.58%	0
2014*	10.000000	9.414777	-5.85%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.643769	16.956201	24.28%	0
2016	13.293677	13.643769	2.63%	0
2015	12.976000	13.293677	2.45%	0
2014	12.184512	12.976000	6.50%	0
2013	9.051614	12.184512	34.61%	0
2012	7.925677	9.051614	14.21%	0
2011	8.609657	7.925677	-7.94%	0
2010	6.792529	8.609657	26.75%	0
2009	4.901987	6.792529	38.57%	0
2008	10.323476	4.901987	-52.52%	4,237
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	19.013019	23.564576	23.94%	0
2016	17.812922	19.013019	6.74%	0
2015	18.556130	17.812922	-4.01%	0
2014	20.448118	18.556130	-9.25%	0
2013	14.760037	20.448118	38.54%	0
2012	12.445690	14.760037	18.60%	0
2011	14.173740	12.445690	-12.19%	0
2010	10.628165	14.173740	33.36%	0
2009	6.649810	10.628165	59.83%	0
2008	11.208425	6.649810	-40.67%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.884311	26.345695	15.13%	0
2016	20.501929	22.884311	11.62%	0
2015	21.096067	20.501929	-2.82%	0
2014	19.513772	21.096067	8.11%	0
2013	14.669701	19.513772	33.02%	0
2012	12.904864	14.669701	13.68%	0
2011	13.215938	12.904864	-2.35%	0
2010	12.113092	13.215938	9.10%	0
2009	10.083774	12.113092	20.12%	0
2008	15.283678	10.083774	-34.02%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.486049	19.267328	24.42%	0
2016	15.201190	15.486049	1.87%	0
2015	14.574457	15.201190	4.30%	0
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	0
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.065767	12.650129	25.67%	0
2016	9.693871	10.065767	3.84%	0
2015*	10.000000	9.693871	-3.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.528687	13.015831	3.89%	0
2016	12.063731	12.528687	3.85%	0
2015	12.400597	12.063731	-2.72%	0
2014	11.751693	12.400597	5.52%	0
2013	12.049215	11.751693	-2.47%	0
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
2010	10.377399	10.878470	4.83%	0
2009	9.671154	10.377399	7.30%	0
2008	11.009612	9.671154	-12.16%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.088490	25.626174	6.38%	0
2016	20.425257	24.088490	17.93%	0
2015	21.788715	20.425257	-6.26%	0
2014	19.664564	21.788715	10.80%	0
2013	15.223591	19.664564	29.17%	0
2012	13.560253	15.223591	12.27%	0
2011	13.755440	13.560253	-1.42%	0
2010	12.391945	13.755440	11.00%	0
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.752119	16.758340	13.60%	0
2016	13.795482	14.752119	6.93%	0
2015	13.925629	13.795482	-0.93%	0
2014	13.520609	13.925629	3.00%	0
2013	11.179298	13.520609	20.94%	0
2012	9.848461	11.179298	13.51%	0
2011	9.946387	9.848461	-0.98%	0
2010	9.051196	9.946387	9.89%	0
2009	7.476026	9.051196	21.07%	0
2008	10.852373	7.476026	-31.11%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.015051	11.153402	1.26%	0
2016	10.937894	11.015051	0.71%	0
2015	11.175554	10.937894	-2.13%	0
2014	10.851746	11.175554	2.98%	0
2013	11.354174	10.851746	-4.43%	0
2012	11.026950	11.354174	2.97%	0
2011	10.631394	11.026950	3.72%	0
2010	10.224777	10.631394	3.98%	0
2009	9.293622	10.224777	10.02%	0
2008	10.511339	9.293622	-11.58%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.131097	19.441436	28.49%	0
2016	15.394514	15.131097	-1.71%	0
2015	14.728967	15.394514	4.52%	0
2014	14.743616	14.728967	-0.10%	0
2013	11.682902	14.743616	26.20%	0
2012	9.755085	11.682902	19.76%	0
2011	10.964407	9.755085	-11.03%	0
2010	10.041819	10.964407	9.19%	0
2009	7.228832	10.041819	38.91%	0
2008	12.009005	7.228832	-39.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.734248	19.727080	25.38%	0
2016	14.705263	15.734248	7.00%	0
2015	14.084823	14.705263	4.41%	0
2014	13.285877	14.084823	6.01%	0
2013	10.449057	13.285877	27.15%	0
2012	9.073017	10.449057	15.17%	0
2011	9.703303	9.073017	-6.50%	0
2010	8.368558	9.703303	15.95%	0
2009	6.146783	8.368558	36.15%	0
2008	11.232271	6.146783	-45.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.905015	16.632829	19.62%	0
2016	12.758933	13.905015	8.98%	0
2015	12.866251	12.758933	-0.83%	0
2014	11.898520	12.866251	8.13%	0
2013	9.121605	11.898520	30.44%	0
2012	7.943317	9.121605	14.83%	0
2011	8.282008	7.943317	-4.09%	0
2010	7.607377	8.282008	8.87%	0
2009	5.933653	7.607377	28.21%	0
2008	9.766249	5.933653	-39.24%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.490101	10.986724	4.73%	0
2016	9.366706	10.490101	11.99%	0
2015	9.803757	9.366706	-4.46%	0
2014*	10.000000	9.803757	-1.96%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.644423	16.700352	22.40%	0
2016	12.248987	13.644423	11.39%	0
2015	12.636969	12.248987	-3.07%	0
2014	12.088791	12.636969	4.53%	0
2013	8.585350	12.088791	40.81%	0
2012	7.490901	8.585350	14.61%	0
2011	8.643168	7.490901	-13.33%	0
2010	7.635656	8.643168	13.19%	0
2009	5.088492	7.635656	50.06%	0
2008*	10.000000	5.088492	-49.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.466333	17.998413	16.37%	0
2016	14.317292	15.466333	8.03%	0
2015	14.642017	14.317292	-2.22%	0
2014	13.494775	14.642017	8.50%	0
2013	9.913066	13.494775	36.13%	0
2012	9.063330	9.913066	9.38%	0
2011	9.541935	9.063330	-5.02%	0
2010	7.870627	9.541935	21.23%	0
2009	6.099597	7.870627	29.04%	0
2008*	10.000000	6.099597	-39.00%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.346745	17.820850	16.12%	0
2016	14.206968	15.346745	8.02%	0
2015	14.542980	14.206968	-2.31%	0
2014	13.414785	14.542980	8.41%	0
2013	9.869532	13.414785	35.92%	0
2012	9.032885	9.869532	9.26%	0
2011	9.518329	9.032885	-5.10%	0
2010	7.852367	9.518329	21.22%	0
2009	6.097700	7.852367	28.78%	0
2008*	10.000000	6.097700	-39.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.634202	14.848907	17.53%	0
2016	11.884254	12.634202	6.31%	0
2015	12.330719	11.884254	-3.62%	0
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.311562	13.533921	9.93%	0
2016	11.826930	12.311562	4.10%	0
2015	12.185093	11.826930	-2.94%	0
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.655665	14.378322	13.61%	0
2016	12.020022	12.655665	5.29%	0
2015	12.417839	12.020022	-3.20%	0
2014	12.090408	12.417839	2.71%	0
2013	10.164913	12.090408	18.94%	0
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0
2008*	10.000000	7.168050	-28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.480947	11.979599	4.34%	0
2016	11.186659	11.480947	2.63%	0
2015	11.487643	11.186659	-2.62%	0
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.515159	13.993201	11.81%	0
2016	11.951451	12.515159	4.72%	0
2015	12.314199	11.951451	-2.95%	0
2014	12.004106	12.314199	2.58%	0
2013	10.387149	12.004106	15.57%	0
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
2008*	10.000000	7.524429	-24.76%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.595852	14.590109	15.83%	0
2016	11.933239	12.595852	5.55%	0
2015	12.350599	11.933239	-3.38%	0
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.122550	13.068559	7.80%	0
2016	11.657495	12.122550	3.99%	0
2015	12.011233	11.657495	-2.95%	0
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.142354	12.436047	2.42%	0
2016	11.748766	12.142354	3.35%	0
2015	12.063204	11.748766	-2.61%	0
2014	11.705117	12.063204	3.06%	0
2013	12.164359	11.705117	-3.78%	0
2012	11.508205	12.164359	5.70%	0
2011	11.004724	11.508205	4.58%	0
2010	10.478421	11.004724	5.02%	0
2009	9.818823	10.478421	6.72%	0
2008*	10.000000	9.818823	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.864739	12.126425	2.21%	0
2016	11.517423	11.864739	3.02%	0
2015	11.844788	11.517423	-2.76%	0
2014	11.534508	11.844788	2.69%	0
2013	12.013637	11.534508	-3.99%	0
2012	11.394264	12.013637	5.44%	0
2011	10.932331	11.394264	4.23%	0
2010	10.436645	10.932331	4.75%	0
2009	9.797071	10.436645	6.53%	0
2008*	10.000000	9.797071	-2.03%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.699207	12.927883	1.80%	0
2016	12.526613	12.699207	1.38%	0
2015	12.835626	12.526613	-2.41%	0
2014	12.475226	12.835626	2.89%	0
2013	12.982845	12.475226	-3.91%	0
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	19.527290	27.054621	38.55%	0
2016	18.519432	19.527290	5.44%	0
2015	22.536755	18.519432	-17.83%	0
2014	24.369828	22.536755	-7.52%	0
2013	24.735761	24.369828	-1.48%	0
2012	21.553837	24.735761	14.76%	0
2011	28.384943	21.553837	-24.07%	0
2010	24.962069	28.384943	13.71%	0
2009	15.602199	24.962069	59.99%	0
2008	37.806414	15.602199	-58.73%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.844451	12.863717	0.15%	0
2016	12.996152	12.844451	-1.17%	0
2015	13.262299	12.996152	-2.01%	0
2014	12.928450	13.262299	2.58%	0
2013	13.735941	12.928450	-5.88%	0
2012	13.587306	13.735941	1.09%	0
2011	12.912869	13.587306	5.22%	0
2010	12.562239	12.912869	2.79%	0
2009	12.470261	12.562239	0.74%	0
2008	11.800775	12.470261	5.67%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.846765	8.715714	-1.48%	0
2016	9.016948	8.846765	-1.89%	0
2015	9.191588	9.016948	-1.90%	0
2014	9.369604	9.191588	-1.90%	0
2013	9.551073	9.369604	-1.90%	0
2012	9.736566	9.551073	-1.91%	0
2011	9.924606	9.736566	-1.89%	0
2010	10.116809	9.924606	-1.90%	0
2009	10.308425	10.116809	-1.86%	0
2008	10.296616	10.308425	0.11%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.043435	10.027584	24.67%	0
2016	8.147167	8.043435	-1.27%	0
2015	8.581378	8.147167	-5.06%	0
2014	8.811027	8.581378	-2.61%	0
2013	7.639862	8.811027	15.33%	0
2012	6.759003	7.639862	13.03%	0
2011	7.655210	6.759003	-11.71%	0
2010	6.905438	7.655210	10.86%	0
2009	5.437726	6.905438	26.99%	0
2008*	10.000000	5.437726	-45.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.820163	21.866406	16.19%	0
2016	17.524449	18.820163	7.39%	0
2015	18.043982	17.524449	-2.88%	0
2014	17.520019	18.043982	2.99%	0
2013	14.035025	17.520019	24.83%	0
2012	12.344324	14.035025	13.70%	0
2011	13.097880	12.344324	-5.75%	0
2010	11.647477	13.097880	12.45%	0
2009	9.333768	11.647477	24.79%	2,217
2008	15.065530	9.333768	-38.05%	12,837
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.329311	16.712839	9.03%	0
2016	14.698957	15.329311	4.29%	0
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.684112	19.918254	12.63%	0
2016	16.730799	17.684112	5.70%	0
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.181531	13.666644	3.68%	0
2016	12.886671	13.181531	2.29%	0
2015	13.101577	12.886671	-1.64%	0
2014	12.855215	13.101577	1.92%	0
2013	12.500206	12.855215	2.84%	0
2012	12.115836	12.500206	3.17%	0
2011	11.998286	12.115836	0.98%	0
2010	11.550023	11.998286	3.88%	0
2009	10.793197	11.550023	7.01%	0
2008	11.707384	10.793197	-7.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.541303	18.325687	10.79%	0
2016	15.736710	16.541303	5.11%	0
2015	16.095387	15.736710	-2.23%	0
2014	15.598915	16.095387	3.18%	0
2013	13.633981	15.598915	14.41%	0
2012	12.542557	13.633981	8.70%	0
2011	12.790131	12.542557	-1.94%	0
2010	11.754827	12.790131	8.81%	0
2009	10.057858	11.754827	16.87%	0
2008	13.349309	10.057858	-24.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.991149	20.594172	14.47%	0
2016	16.904832	17.991149	6.43%	0
2015	17.358957	16.904832	-2.62%	0
2014	16.859433	17.358957	2.96%	0
2013	14.043305	16.859433	20.05%	0
2012	12.584290	14.043305	11.59%	0
2011	13.106252	12.584290	-3.98%	0
2010	11.840307	13.106252	10.69%	0
2009	9.702859	11.840307	22.03%	0
2008	14.416587	9.702859	-32.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.100327	16.178819	7.14%	0
2016	14.561536	15.100327	3.70%	0
2015	14.848110	14.561536	-1.93%	0
2014	14.450805	14.848110	2.75%	0
2013	13.331518	14.450805	8.40%	0
2012	12.579001	13.331518	5.98%	0
2011	12.562968	12.579001	0.13%	0
2010	11.801145	12.562968	6.46%	0
2009	10.500658	11.801145	12.38%	0
2008	12.599639	10.500658	-16.66%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	23.056341	28.797698	24.90%	0
2016	22.677892	23.056341	1.67%	0
2015	21.996817	22.677892	3.10%	0
2014	20.609271	21.996817	6.73%	0
2013	15.367757	20.609271	34.11%	0
2012	13.199645	15.367757	16.43%	0
2011	13.762172	13.199645	-4.09%	0
2010	12.893924	13.762172	6.73%	0
2009*	10.000000	12.893924	28.94%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.600034	28.173585	24.66%	0
2016	22.295339	22.600034	1.37%	0
2015	21.681561	22.295339	2.83%	0
2014	20.358343	21.681561	6.50%	0
2013	15.227174	20.358343	33.70%	0
2012	13.108013	15.227174	16.17%	0
2011	13.703267	13.108013	-4.34%	0
2010	12.872203	13.703267	6.46%	0
2009*	10.000000	12.872203	28.72%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	27.950138	31.747408	13.59%	0
2016	23.684460	27.950138	18.01%	0
2015	24.770959	23.684460	-4.39%	0
2014	23.076805	24.770959	7.34%	0
2013	17.680480	23.076805	30.52%	0
2012	15.342837	17.680480	15.24%	0
2011	16.047727	15.342837	-4.39%	0
2010	12.961982	16.047727	23.81%	0
2009	9.661779	12.961982	34.16%	0
2008	15.501717	9.661779	-37.67%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	25.852697	29.313088	13.39%	0
2016	21.957513	25.852697	17.74%	0
2015	23.020922	21.957513	-4.62%	0
2014	21.494488	23.020922	7.10%	0
2013	16.498071	21.494488	30.28%	0
2012	14.340927	16.498071	15.04%	0
2011	15.020441	14.340927	-4.52%	0
2010	12.164632	15.020441	23.48%	0
2009	9.084357	12.164632	33.91%	0
2008	14.610048	9.084357	-37.82%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.706335	11.954158	23.16%	0
2016	10.144567	9.706335	-4.32%	0
2015	10.409209	10.144567	-2.54%	0
2014	10.756269	10.409209	-3.23%	0
2013	9.055819	10.756269	18.78%	0
2012	7.991327	9.055819	13.32%	0
2011	9.013234	7.991327	-11.34%	0
2010	8.073129	9.013234	11.64%	0
2009	6.046307	8.073129	33.52%	0
2008*	10.000000	6.046307	-39.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.637002	10.415936	20.60%	0
2016	8.366637	8.637002	3.23%	0
2015	8.988911	8.366637	-6.92%	0
2014*	10.000000	8.988911	-10.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.580723	10.315222	20.21%	0
2016	8.331440	8.580723	2.99%	0
2015	8.972486	8.331440	-7.14%	0
2014*	10.000000	8.972486	-10.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.067204	17.924309	27.42%	0
2016	14.059117	14.067204	0.06%	0
2015	13.896514	14.059117	1.17%	0
2014	12.860528	13.896514	8.06%	0
2013	9.753079	12.860528	31.86%	0
2012	8.560684	9.753079	13.93%	0
2011	9.017642	8.560684	-5.07%	0
2010	7.968351	9.017642	13.17%	0
2009	6.279499	7.968351	26.89%	0
2008*	10.000000	6.279499	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.226184	15.961103	12.20%	0
2016	12.495891	14.226184	13.85%	0
2015	13.191264	12.495891	-5.27%	0
2014	12.197348	13.191264	8.15%	0
2013	9.208115	12.197348	32.46%	0
2012	7.982597	9.208115	15.35%	0
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0
2009	6.267659	7.834012	24.99%	0
2008*	10.000000	6.267659	-37.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.161930	17.717594	25.11%	0
2016	13.611219	14.161930	4.05%	0
2015	13.923002	13.611219	-2.24%	0
2014	13.683694	13.923002	1.75%	0
2013	10.063484	13.683694	35.97%	0
2012	8.948400	10.063484	12.46%	0
2011	9.546287	8.948400	-6.26%	0
2010	7.694421	9.546287	24.07%	0
2009	6.190195	7.694421	24.30%	0
2008*	10.000000	6.190195	-38.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.406237	20.556511	11.68%	0
2016	15.954663	18.406237	15.37%	0
2015	16.746957	15.954663	-4.73%	0
2014	14.588339	16.746957	14.80%	0
2013	10.960352	14.588339	33.10%	0
2012	9.603374	10.960352	14.13%	0
2011	10.021648	9.603374	-4.17%	0
2010	8.539166	10.021648	17.36%	0
2009	6.671710	8.539166	27.99%	0
2008*	10.000000	6.671710	-33.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	15.331939	18.748735	22.29%	0
2016	14.462640	15.331939	6.01%	0
2015	14.665099	14.462640	-1.38%	0
2014	14.579105	14.665099	0.59%	0
2013	10.323891	14.579105	41.22%	0
2012	9.305896	10.323891	10.94%	0
2011	9.568183	9.305896	-2.74%	0
2010	7.796142	9.568183	22.73%	0
2009	6.248423	7.796142	24.77%	0
2008	11.914133	6.248423	-47.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	26.660595	28.526039	7.00%	0
2016	21.579339	26.660595	23.55%	0
2015	23.407053	21.579339	-7.81%	0
2014	22.294837	23.407053	4.99%	0
2013	16.186793	22.294837	37.73%	0
2012	13.699971	16.186793	18.15%	0
2011	14.710725	13.699971	-6.87%	0
2010	11.844246	14.710725	24.20%	0
2009	9.565942	11.844246	23.82%	0
2008	14.372731	9.565942	-33.44%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	23.886485	25.485144	6.69%	0
2016	19.382979	23.886485	23.23%	0
2015	21.084536	19.382979	-8.07%	0
2014	20.130991	21.084536	4.74%	0
2013	14.655097	20.130991	37.37%	0
2012	12.418086	14.655097	18.01%	0
2011	13.388243	12.418086	-7.25%	0
2010	10.790565	13.388243	24.07%	0
2009	8.739519	10.790565	23.47%	0
2008	13.159744	8.739519	-33.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	26.382444	29.373572	11.34%	0
2016	21.893191	26.382444	20.51%	0
2015	22.688278	21.893191	-3.50%	0
2014	22.940755	22.688278	-1.10%	0
2013	16.595911	22.940755	38.23%	0
2012	14.647347	16.595911	13.30%	0
2011	15.809344	14.647347	-7.35%	0
2010	12.859317	15.809344	22.94%	0
2009	9.731394	12.859317	32.14%	0
2008	16.049348	9.731394	-39.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	26.066311	28.947845	11.05%	0
2016	21.681811	26.066311	20.22%	0
2015	22.528734	21.681811	-3.76%	0
2014	22.838141	22.528734	-1.35%	0
2013	16.563509	22.838141	37.88%	0
2012	14.653752	16.563509	13.03%	0
2011	15.857249	14.653752	-7.59%	0
2010	12.933398	15.857249	22.61%	0
2009	9.807286	12.933398	31.88%	0
2008	16.217944	9.807286	-39.53%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	14.689050	17.328278	17.97%	0
2016	13.469780	14.689050	9.05%	0
2015	13.640391	13.469780	-1.25%	0
2014	12.435177	13.640391	9.69%	0
2013	9.691798	12.435177	28.31%	0
2012	8.678240	9.691798	11.68%	0
2011	8.812649	8.678240	-1.53%	0
2010	7.934053	8.812649	11.07%	0
2009	6.441502	7.934053	23.17%	0
2008	11.246243	6.441502	-42.72%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.242241	13.789462	4.13%	0
2016	12.594056	13.242241	5.15%	0
2015	13.608279	12.594056	-7.45%	0
2014	10.786184	13.608279	26.16%	0
2013	10.706016	10.786184	0.75%	0
2012	9.442513	10.706016	13.38%	0
2011	9.068332	9.442513	4.13%	0
2010	7.120392	9.068332	27.36%	0
2009	5.561369	7.120392	28.03%	0
2008*	10.000000	5.561369	-44.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.954284	9.919881	-0.35%	0
2016	9.899874	9.954284	0.55%	0
2015	10.126166	9.899874	-2.23%	0
2014	10.271556	10.126166	-1.42%	0
2013	10.459462	10.271556	-1.80%	0
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0
2009	9.816966	10.315146	5.07%	0
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.429915	16.168759	20.39%	0
2016	13.538346	13.429915	-0.80%	0
2015	14.361135	13.538346	-5.73%	0
2014	15.937803	14.361135	-9.89%	0
2013	13.528022	15.937803	17.81%	0
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
2009*	10.000000	12.868657	28.69%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.393752	23.694694	16.19%	0
2016	18.921578	20.393752	7.78%	0
2015	19.377902	18.921578	-2.35%	0
2014	17.895325	19.377902	8.28%	0
2013	13.256754	17.895325	34.99%	0
2012	12.177120	13.256754	8.87%	0
2011	12.807012	12.177120	-4.92%	0
2010	10.626212	12.807012	20.52%	0
2009	8.241894	10.626212	28.93%	0
2008	13.874273	8.241894	-40.60%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	21.444049	28.751585	34.08%	0
2016	21.840349	21.444049	-1.81%	0
2015	21.418610	21.840349	1.97%	0
2014	21.344207	21.418610	0.35%	0
2013	17.090511	21.344207	24.89%	0
2012	14.367077	17.090511	18.96%	0
2011	15.968736	14.367077	-10.03%	0
2010	14.036769	15.968736	13.76%	0
2009	10.237146	14.036769	37.12%	0
2008	17.447818	10.237146	-41.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	20.642509	27.606909	33.74%	0
2016	21.074326	20.642509	-2.05%	0
2015	20.721545	21.074326	1.70%	0
2014	20.697362	20.721545	0.12%	0
2013	16.613805	20.697362	24.58%	0
2012	14.002633	16.613805	18.65%	0
2011	15.603954	14.002633	-10.26%	0
2010	13.747183	15.603954	13.51%	0
2009	10.055974	13.747183	36.71%	0
2008	17.179946	10.055974	-41.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.047532	10.475452	4.26%	0
2016	9.613540	10.047532	4.51%	0
2015	10.026406	9.613540	-4.12%	0
2014	9.938475	10.026406	0.88%	0
2013	10.144395	9.938475	-2.03%	0
2012*	10.000000	10.144395	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	17.088341	17.776546	4.03%	0
2016	16.391452	17.088341	4.25%	0
2015	17.135943	16.391452	-4.34%	0
2014	17.043206	17.135943	0.54%	0
2013	17.437308	17.043206	-2.26%	0
2012	15.710053	17.437308	10.99%	0
2011	15.910263	15.710053	-1.26%	0
2010	14.130824	15.910263	12.59%	0
2009	12.165070	14.130824	16.16%	2,022
2008	14.501261	12.165070	-16.11%	2,022
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.685556	10.774438	24.05%	0
2016	9.100433	8.685556	-4.56%	0
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.049236	21.797324	14.43%	0
2016	17.446005	19.049236	9.19%	0
2015	17.248033	17.446005	1.15%	0
2014	15.925711	17.248033	8.30%	0
2013	12.351017	15.925711	28.94%	0
2012	10.797394	12.351017	14.39%	0
2011	11.040812	10.797394	-2.20%	0
2010	9.716744	11.040812	13.63%	0
2009	7.738601	9.716744	25.56%	4,721
2008	12.853565	7.738601	-39.79%	10,426
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	29.152210	32.648660	11.99%	0
2016	25.171009	29.152210	15.82%	0
2015	27.267137	25.171009	-7.69%	0
2014	24.831897	27.267137	9.81%	0
2013	17.950085	24.831897	38.34%	0
2012	15.508906	17.950085	15.74%	0
2011	16.166352	15.508906	-4.07%	0
2010	13.353613	16.166352	21.06%	0
2009	9.921832	13.353613	34.59%	0
2008	16.268807	9.921832	-39.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	16.848798	18.828938	11.75%	0
2016	14.594934	16.848798	15.44%	0
2015	15.843094	14.594934	-7.88%	0
2014	14.464195	15.843094	9.53%	0
2013	10.484865	14.464195	37.95%	0
2012	9.083353	10.484865	15.43%	0
2011	9.484961	9.083353	-4.23%	0
2010	7.856987	9.484961	20.72%	0
2009	5.851133	7.856987	34.28%	0
2008	9.621079	5.851133	-39.18%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.277745	11.069136	7.70%	0
2016	9.253570	10.277745	11.07%	0
2015	9.661305	9.253570	-4.22%	0
2014*	10.000000	9.661305	-3.39%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.574253	11.487491	8.64%	0
2016	10.474378	10.574253	0.95%	0
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.932566	10.859710	-0.67%	0
2016	11.000168	10.932566	-0.61%	0
2015	11.189853	11.000168	-1.70%	0
2014	11.321857	11.189853	-1.17%	0
2013	11.568009	11.321857	-2.13%	0
2012	11.151424	11.568009	3.74%	0
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	3.19%	0
2009*	10.000000	10.905794	9.06%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.218802	12.19%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.312640	13.243930	28.42%	0
2016*	10.000000	10.312640	3.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.016689	16.164490	24.18%	0
2016	13.601822	13.016689	-4.30%	0
2015	13.845884	13.601822	-1.76%	0
2014	15.140271	13.845884	-8.55%	0
2013	12.050656	15.140271	25.64%	0
2012	10.076239	12.050656	19.59%	0
2011	12.365122	10.076239	-18.51%	0
2010	11.455848	12.365122	7.94%	0
2009	9.369673	11.455848	22.27%	0
2008	17.041483	9.369673	-45.02%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	24.217307	25.628649	5.83%	0
2016	19.361729	24.217307	25.08%	0
2015	20.610482	19.361729	-6.06%	0
2014	20.312172	20.610482	1.47%	0
2013	14.831100	20.312172	36.96%	0
2012	12.868611	14.831100	15.25%	0
2011	13.768139	12.868611	-6.53%	0
2010	11.139971	13.768139	23.59%	0
2009	8.633428	11.139971	29.03%	0
2008	14.513881	8.633428	-40.52%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.529123	7.240858	-3.83%	0
2016	5.351344	7.529123	40.70%	0
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.680009	7.406561	-3.56%	0
2016	5.447290	7.680009	40.99%	0
2015	8.343721	5.447290	-34.71%	0
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.935331	28.319212	23.47%	0
2016	21.697463	22.935331	5.71%	0
2015	22.774250	21.697463	-4.73%	0
2014	23.659702	22.774250	-3.74%	0
2013	16.053742	23.659702	47.38%	0
2012	15.171283	16.053742	5.82%	0
2011	16.209683	15.171283	-6.41%	0
2010	13.033842	16.209683	24.37%	0
2009*	10.000000	13.033842	30.34%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	18.987267	22.080612	16.29%	0
2016	17.433829	18.987267	8.91%	0
2015	17.530447	17.433829	-0.55%	0
2014	16.359250	17.530447	7.16%	0
2013	12.396243	16.359250	31.97%	0
2012	10.783740	12.396243	14.95%	0
2011	10.368349	10.783740	4.01%	0
2010	9.374575	10.368349	10.60%	0
2009	7.944419	9.374575	18.00%	0
2008	13.662704	7.944419	-41.85%	1,610
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	14.896195	18.272121	22.66%	0
2016	15.313863	14.896195	-2.73%	0
2015	15.252183	15.313863	0.40%	0
2014	16.630008	15.252183	-8.29%	229
2013	13.819527	16.630008	20.34%	229
2012	12.342984	13.819527	11.96%	229
2011	15.625537	12.342984	-21.01%	229
2010	15.279128	15.625537	2.27%	229
2009	11.598119	15.279128	31.74%	229
2008	25.321304	11.598119	-54.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	17.474700	22.562260	29.11%	0
2016	17.411348	17.474700	0.36%	0
2015	16.018748	17.411348	8.69%	0
2014	14.351117	16.018748	11.62%	0
2013	10.683572	14.351117	34.33%	0
2012	9.383623	10.683572	13.85%	0
2011	9.893662	9.383623	-5.63%	0
2010	9.187060	9.893662	7.69%	0
2009	6.833955	9.187060	34.43%	0
2008	11.582352	6.833955	-41.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	31.388538	34.733251	10.66%	0
2016	25.651356	31.388538	22.37%	0
2015	27.741185	25.651356	-7.53%	0
2014	25.969659	27.741185	6.82%	240
2013	19.243521	25.969659	34.95%	240
2012	16.567273	19.243521	16.15%	240
2011	18.490448	16.567273	-10.40%	240
2010	14.896842	18.490448	24.12%	1,650
2009	10.650066	14.896842	39.88%	1,650
2008	16.905650	10.650066	-37.00%	1,410

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.597450	16.275779	11.50%	0
2016	14.341252	14.597450	1.79%	0
2015	14.774408	14.341252	-2.93%	0
2014	14.782617	14.774408	-0.06%	0
2013	13.176970	14.782617	12.19%	0
2012	12.221543	13.176970	7.82%	0
2011	12.934953	12.221543	-5.52%	0
2010	12.018891	12.934953	7.62%	0
2009*	10.000000	12.018891	20.19%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.705856	13.204650	12.80%	0
2016	10.362670	11.705856	12.96%	0
2015	10.841571	10.362670	-4.42%	0
2014*	10.000000	10.841571	8.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.143473	32.121270	10.22%	0
2016	23.639559	29.143473	23.28%	0
2015	24.684784	23.639559	-4.23%	0
2014	23.949166	24.684784	3.07%	0
2013	17.357911	23.949166	37.97%	0
2012	15.296033	17.357911	13.48%	0
2011	15.512321	15.296033	-1.39%	0
2010	12.573241	15.512321	23.38%	0
2009	10.256500	12.573241	22.59%	0
2008	15.141773	10.256500	-32.26%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	21.035392	25.069317	19.18%	0
2016	19.204285	21.035392	9.53%	0
2015	19.371760	19.204285	-0.86%	0
2014	17.418639	19.371760	11.21%	0
2013	13.455406	17.418639	29.45%	0
2012	11.857491	13.455406	13.48%	0
2011	11.869938	11.857491	-0.10%	0
2010	10.541621	11.869938	12.60%	0
2009	8.510178	10.541621	23.87%	0
2008	13.808468	8.510178	-38.37%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.176352	27.546469	18.86%	0
2016	21.209376	23.176352	9.27%	0
2015	21.444965	21.209376	-1.10%	0
2014	19.337418	21.444965	10.90%	0
2013	14.974190	19.337418	29.14%	0
2012	13.226024	14.974190	13.22%	0
2011	13.273423	13.226024	-0.36%	0
2010	11.819086	13.273423	12.30%	0
2009	9.563371	11.819086	23.59%	0
2008	15.561603	9.563371	-38.55%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	18.177980	20.557736	13.09%	0
2016	16.796134	18.177980	8.23%	0
2015	17.695527	16.796134	-5.08%	0
2014	15.907445	17.695527	11.24%	0
2013	12.076186	15.907445	31.73%	0
2012	10.999718	12.076186	9.79%	0
2011	11.117829	10.999718	-1.06%	0
2010	9.875611	11.117829	12.58%	0
2009	7.530145	9.875611	31.15%	0
2008	11.712008	7.530145	-35.71%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.233654	10.380074	1.43%	0
2016	9.579642	10.233654	6.83%	0
2015	9.868071	9.579642	-2.92%	0
2014*	10.000000	9.868071	-1.32%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	22.089262	23.081217	4.49%	0
2016	19.669589	22.089262	12.30%	0
2015	20.622257	19.669589	-4.62%	0
2014	20.535317	20.622257	0.42%	0
2013	19.623224	20.535317	4.65%	0
2012	17.509500	19.623224	12.07%	0
2011	17.019084	17.509500	2.88%	0
2010	15.174837	17.019084	12.15%	0
2009	10.150023	15.174837	49.51%	0
2008	14.007262	10.150023	-27.54%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.107537	10.968340	8.52%	0
2016	10.791536	10.107537	-6.34%	0
2015	11.763061	10.791536	-8.26%	0
2014	12.158807	11.763061	-3.25%	0
2013	10.679647	12.158807	13.85%	0
2012	9.899898	10.679647	7.88%	0
2011	10.685013	9.899898	-7.35%	0
2010	9.643016	10.685013	10.81%	0
2009	8.682942	9.643016	11.06%	0
2008	12.591402	8.682942	-31.04%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	14.249302	14.536054	2.01%	0
2016	13.996637	14.249302	1.81%	0
2015	14.309850	13.996637	-2.19%	0
2014	14.061076	14.309850	1.77%	0
2013	14.193820	14.061076	-0.94%	0
2012	13.194072	14.193820	7.58%	0
2011	13.156760	13.194072	0.28%	0
2010	12.366651	13.156760	6.39%	0
2009	10.472448	12.366651	18.09%	0
2008	11.520324	10.472448	-9.10%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.881881	14.122289	1.73%	0
2016	13.674249	13.881881	1.52%	0
2015	14.007759	13.674249	-2.38%	0
2014	13.801514	14.007759	1.49%	0
2013	13.971146	13.801514	-1.21%	0
2012	13.019780	13.971146	7.31%	0
2011	13.018882	13.019780	0.01%	0
2010	12.262183	13.018882	6.17%	0
2009	10.408118	12.262183	17.81%	231
2008	11.482365	10.408118	-9.36%	231
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	14.541196	16.246196	11.73%	0
2016	14.396342	14.541196	1.01%	0
2015	14.678944	14.396342	-1.93%	0
2014	14.165492	14.678944	3.62%	0
2013	12.504865	14.165492	13.28%	0
2012	11.344515	12.504865	10.23%	0
2011	11.889257	11.344515	-4.58%	0
2010	10.623294	11.889257	11.92%	0
2009	8.402723	10.623294	26.43%	0
2008	12.040013	8.402723	-30.21%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	13.489291	15.044790	11.53%	0
2016	13.376969	13.489291	0.84%	0
2015	13.651262	13.376969	-2.01%	0
2014	13.192121	13.651262	3.48%	0
2013	11.665092	13.192121	13.09%	0
2012	10.600601	11.665092	10.04%	0
2011	11.124228	10.600601	-4.71%	0
2010	9.955256	11.124228	11.74%	0
2009	7.885289	9.955256	26.25%	0
2008	11.312268	7.885289	-30.29%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	12.816611	14.917143	16.39%	0
2016	12.771598	12.816611	0.35%	0
2015	13.029518	12.771598	-1.98%	0
2014	12.566075	13.029518	3.69%	0
2013	10.475803	12.566075	19.95%	0
2012	9.263893	10.475803	13.08%	0
2011	10.079186	9.263893	-8.09%	0
2010	8.848184	10.079186	13.91%	0
2009	6.795828	8.848184	30.20%	0
2008	10.809379	6.795828	-37.13%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	11.658525	13.545776	16.19%	0
2016	11.636547	11.658525	0.19%	0
2015	11.889951	11.636547	-2.13%	0
2014	11.488405	11.889951	3.50%	0
2013	9.597016	11.488405	19.71%	0
2012	8.503161	9.597016	12.86%	0
2011	9.270859	8.503161	-8.28%	0
2010	8.149266	9.270859	13.76%	0
2009	6.276950	8.149266	29.83%	0
2008	9.994045	6.276950	-37.19%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	16.009048	18.248089	13.99%	0
2016	15.235982	16.009048	5.07%	0
2015	15.460553	15.235982	-1.45%	0
2014	14.322688	15.460553	7.94%	0
2013	12.223902	14.322688	17.17%	0
2012	10.845830	12.223902	12.71%	0
2011	11.495461	10.845830	-5.65%	0
2010	9.936467	11.495461	15.69%	0
2009	7.324543	9.936467	35.66%	0
2008	11.322734	7.324543	-35.31%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	16.403862	18.677240	13.86%	0
2016	15.637828	16.403862	4.90%	0
2015	15.891579	15.637828	-1.60%	0
2014	14.731683	15.891579	7.87%	0
2013	12.595780	14.731683	16.96%	0
2012	11.188644	12.595780	12.58%	0
2011	11.864657	11.188644	-5.70%	0
2010	10.275830	11.864657	15.46%	0
2009	7.576601	10.275830	35.63%	0
2008	11.734726	7.576601	-35.43%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	14.131626	17.149390	21.35%	0
2016	14.025317	14.131626	0.76%	0
2015	14.140668	14.025317	-0.82%	0
2014	13.006168	14.140668	8.72%	0
2013	9.584997	13.006168	35.69%	0
2012	7.973515	9.584997	20.21%	0
2011	8.356122	7.973515	-4.58%	0
2010	7.218233	8.356122	15.76%	0
2009	5.416456	7.218233	33.26%	0
2008	9.393282	5.416456	-42.34%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	13.783968	16.692530	21.10%	0
2016	13.693219	13.783968	0.66%	0
2015	13.823954	13.693219	-0.95%	0
2014	12.740760	13.823954	8.50%	0
2013	9.398696	12.740760	35.56%	0
2012	7.841454	9.398696	19.86%	0
2011	8.224751	7.841454	-4.66%	0
2010	7.109492	8.224751	15.69%	0
2009	5.339847	7.109492	33.14%	0
2008	9.285651	5.339847	-42.49%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	16.894229	18.686938	10.61%	0
2016	14.613073	16.894229	15.61%	0
2015	15.539052	14.613073	-5.96%	0
2014	14.586805	15.539052	6.53%	0
2013	11.621368	14.586805	25.52%	0
2012	10.114544	11.621368	14.90%	0
2011	10.227459	10.114544	-1.10%	0
2010	9.063242	10.227459	12.85%	0
2009	7.108684	9.063242	27.50%	0
2008	12.654456	7.108684	-43.82%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	18.041209	19.928310	10.46%	0
2016	15.630871	18.041209	15.42%	0
2015	16.647363	15.630871	-6.11%	0
2014	15.651277	16.647363	6.36%	0
2013	12.487462	15.651277	25.34%	0
2012	10.880660	12.487462	14.77%	0
2011	11.024423	10.880660	-1.30%	0
2010	9.783995	11.024423	12.68%	0
2009	7.682716	9.783995	27.35%	0
2008	13.702053	7.682716	-43.93%	1,594

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	10.000782	9.872942	-1.28%	0
2016	10.178318	10.000782	-1.74%	0
2015	10.377832	10.178318	-1.92%	0
2014	10.583166	10.377832	-1.94%	0
2013	10.790504	10.583166	-1.92%	0
2012	10.990752	10.790504	-1.82%	0
2011	11.196511	10.990752	-1.84%	0
2010	11.391501	11.196511	-1.71%	0
2009	11.534899	11.391501	-1.24%	0
2008	11.418504	11.534899	1.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	15.858370	18.158195	14.50%	0
2016	13.948783	15.858370	13.69%	0
2015	14.568709	13.948783	-4.26%	0
2014	13.460358	14.568709	8.23%	0
2013	10.286161	13.460358	30.86%	0
2012	8.860680	10.286161	16.09%	0
2011	8.896452	8.860680	-0.40%	0
2010	7.913004	8.896452	12.43%	0
2009	6.346599	7.913004	24.68%	0
2008	11.117398	6.346599	-42.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	15.986683	18.279912	14.34%	0
2016	14.078116	15.986683	13.56%	0
2015	14.732090	14.078116	-4.44%	0
2014	13.630960	14.732090	8.08%	0
2013	10.433019	13.630960	30.65%	0
2012	8.998907	10.433019	15.94%	0
2011	9.054472	8.998907	-0.61%	0
2010	8.061648	9.054472	12.32%	0
2009	6.473206	8.061648	24.54%	0
2008	11.363202	6.473206	-43.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.856623	18.343265	32.38%	0
2016	14.031307	13.856623	-1.24%	0
2015	13.367587	14.031307	4.97%	0
2014	12.261575	13.367587	9.02%	0
2013	9.181324	12.261575	33.55%	0
2012	8.175204	9.181324	12.31%	0
2011	8.325692	8.175204	-1.81%	0
2010	6.844546	8.325692	21.64%	0
2009	5.447351	6.844546	25.65%	0
2008	10.529463	5.447351	-48.27%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.614769	14.032324	32.20%	0
2016	10.766088	10.614769	-1.41%	0
2015	10.271045	10.766088	4.82%	0
2014	9.436109	10.271045	8.85%	0
2013	7.076205	9.436109	33.35%	0
2012	6.308632	7.076205	12.17%	0
2011	6.435931	6.308632	-1.98%	0
2010	5.299294	6.435931	21.45%	0
2009	4.223561	5.299294	25.47%	0
2008	8.175440	4.223561	-48.34%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.606289	14.285108	4.99%	0
2016	12.132368	13.606289	12.15%	0
2015	12.856547	12.132368	-5.63%	0
2014	12.972834	12.856547	-0.90%	0
2013	12.496776	12.972834	3.81%	0
2012	11.161431	12.496776	11.96%	0
2011	10.952852	11.161431	1.90%	0
2010	9.817019	10.952852	11.57%	0
2009	6.963750	9.817019	40.97%	0
2008	9.477805	6.963750	-26.53%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	14.474793	15.174569	4.83%	0
2016	12.929785	14.474793	11.95%	0
2015	13.717238	12.929785	-5.74%	0
2014	13.864677	13.717238	-1.06%	0
2013	13.378092	13.864677	3.64%	0
2012	11.972116	13.378092	11.74%	0
2011	11.772185	11.972116	1.70%	0
2010	10.562092	11.772185	11.46%	0
2009	7.508524	10.562092	40.67%	108
2008	10.229844	7.508524	-26.60%	108
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	16.042391	19.146177	19.35%	0
2016	14.625898	16.042391	9.68%	0
2015	14.720365	14.625898	-0.64%	0
2014	13.219177	14.720365	11.36%	0
2013	10.194786	13.219177	29.67%	0
2012	8.970317	10.194786	13.65%	0
2011	8.965539	8.970317	0.05%	0
2010	7.949439	8.965539	12.78%	0
2009	6.403733	7.949439	24.14%	0
2008	10.366912	6.403733	-38.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	16.874732	17.244317	2.19%	0
2016	16.430360	16.874732	2.70%	0
2015	16.857496	16.430360	-2.53%	0
2014	16.245968	16.857496	3.76%	0
2013	16.868950	16.245968	-3.69%	0
2012	16.246974	16.868950	3.83%	0
2011	15.437057	16.246974	5.25%	0
2010	14.604168	15.437057	5.70%	0
2009	12.870828	14.604168	13.47%	0
2008	13.567690	12.870828	-5.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	52.878543	62.585613	18.36%	0
2016	48.100923	52.878543	9.93%	0
2015	49.804644	48.100923	-3.42%	0
2014	47.831443	49.804644	4.13%	0
2013	35.852752	47.831443	33.41%	0
2012	31.866922	35.852752	12.51%	0
2011	36.400678	31.866922	-12.46%	0
2010	28.844588	36.400678	26.20%	0
2009	21.010649	28.844588	37.29%	0
2008	35.425331	21.010649	-40.69%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	32.603615	38.535389	18.19%	0
2016	29.708060	32.603615	9.75%	0
2015	30.800617	29.708060	-3.55%	0
2014	29.626244	30.800617	3.96%	139
2013	22.238318	29.626244	33.22%	139
2012	19.798438	22.238318	12.32%	139
2011	22.649634	19.798438	-12.59%	139
2010	17.966371	22.649634	26.07%	139
2009	13.111508	17.966371	37.03%	139
2008	22.142782	13.111508	-40.79%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.892246	15.171492	27.57%	0
2016	12.782795	11.892246	-6.97%	0
2015	12.597351	12.782795	1.47%	0
2014	13.989630	12.597351	-9.95%	0
2013	10.943426	13.989630	27.84%	0
2012	9.259501	10.943426	18.19%	0
2011	11.409016	9.259501	-18.84%	0
2010	10.297761	11.409016	10.79%	0
2009	8.306509	10.297761	23.97%	0
2008	15.092331	8.306509	-44.96%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.399600	11.980836	27.46%	0
2016	10.119145	9.399600	-7.11%	0
2015	9.991063	10.119145	1.28%	0
2014	11.111736	9.991063	-10.09%	0
2013	8.706221	11.111736	27.63%	0
2012	7.376535	8.706221	18.03%	0
2011	9.101218	7.376535	-18.95%	0
2010	8.226639	9.101218	10.63%	0
2009	6.647326	8.226639	23.76%	0
2008	12.098140	6.647326	-45.05%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	18.638221	21.115068	13.29%	0
2016	16.986683	18.638221	9.72%	0
2015	17.467194	16.986683	-2.75%	0
2014	16.005092	17.467194	9.14%	0
2013	12.338747	16.005092	29.71%	0
2012	10.417634	12.338747	18.44%	0
2011	10.902396	10.417634	-4.45%	0
2010	9.444329	10.902396	15.44%	0
2009	6.766807	9.444329	39.57%	0
2008	12.907778	6.766807	-47.58%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	18.194825	20.582070	13.12%	0
2016	16.610661	18.194825	9.54%	0
2015	17.107510	16.610661	-2.90%	0
2014	15.703673	17.107510	8.94%	0
2013	12.116523	15.703673	29.61%	0
2012	10.251444	12.116523	18.19%	0
2011	10.742662	10.251444	-4.57%	0
2010	9.323100	10.742662	15.23%	0
2009	6.691203	9.323100	39.33%	0
2008	12.780701	6.691203	-47.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	22.541157	26.349039	16.89%	0
2016	20.997911	22.541157	7.35%	0
2015	22.090385	20.997911	-4.95%	0
2014	21.116533	22.090385	4.61%	0
2013	16.509827	21.116533	27.90%	0
2012	13.248410	16.509827	24.62%	0
2011	14.823046	13.248410	-10.62%	0
2010	11.954924	14.823046	23.99%	0
2009	7.746465	11.954924	54.33%	0
2008	16.182503	7.746465	-52.13%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	20.835329	24.329477	16.77%	0
2016	19.445578	20.835329	7.15%	0
2015	20.485946	19.445578	-5.08%	0
2014	19.615798	20.485946	4.44%	109
2013	15.367245	19.615798	27.65%	109
2012	12.335080	15.367245	24.58%	109
2011	13.829884	12.335080	-10.81%	109
2010	11.164238	13.829884	23.88%	109
2009	7.245375	11.164238	54.09%	109
2008	15.169935	7.245375	-52.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.365894	13.577929	9.80%	0
2016	11.142483	12.365894	10.98%	0
2015	12.116992	11.142483	-8.04%	0
2014	12.015766	12.116992	0.84%	0
2013	9.901081	12.015766	21.36%	0
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
2009	6.569115	8.389555	27.71%	0
2008*	10.000000	6.569115	-34.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	21.984964	26.052111	18.50%	0
2016	19.273837	21.984964	14.07%	0
2015	20.352381	19.273837	-5.30%	0
2014	19.042208	20.352381	6.88%	0
2013	14.933081	19.042208	27.52%	0
2012	13.577619	14.933081	9.98%	0
2011	13.027216	13.577619	4.23%	0
2010	10.985683	13.027216	18.58%	0
2009	9.521448	10.985683	15.38%	0
2008	13.292493	9.521448	-28.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	15.081880	17.305730	14.75%	0
2016	14.309245	15.081880	5.40%	0
2015	15.576551	14.309245	-8.14%	0
2014	17.827290	15.576551	-12.63%	0
2013	14.749026	17.827290	20.87%	0
2012	12.684202	14.749026	16.28%	0
2011	14.444853	12.684202	-12.19%	0
2010	13.555890	14.444853	6.56%	0
2009	10.066474	13.555890	34.66%	0
2008	17.178982	10.066474	-41.40%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.923183	19.833608	24.56%	0
2016	15.917930	15.923183	0.03%	0
2015	15.498331	15.917930	2.71%	0
2014	14.612882	15.498331	6.06%	0
2013	10.660821	14.612882	37.07%	0
2012	9.588711	10.660821	11.18%	0
2011	10.446613	9.588711	-8.21%	0
2010	8.910766	10.446613	17.24%	0
2009	5.486462	8.910766	62.41%	0
2008	10.996965	5.486462	-50.11%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	19.832503	22.864838	15.29%	0
2016	17.288918	19.832503	14.71%	0
2015	18.797253	17.288918	-8.02%	0
2014	17.571964	18.797253	6.97%	0
2013	13.211126	17.571964	33.01%	0
2012	11.330245	13.211126	16.60%	0
2011	11.803976	11.330245	-4.01%	0
2010	10.405352	11.803976	13.44%	2,400
2009	8.264543	10.405352	25.90%	2,400
2008	13.129964	8.264543	-37.06%	2,400
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	15.523062	17.226654	10.97%	0
2016	14.357289	15.523062	8.12%	0
2015	15.539521	14.357289	-7.61%	0
2014	14.654769	15.539521	6.04%	0
2013	11.563782	14.654769	26.73%	0
2012	10.356580	11.563782	11.66%	0
2011	10.568803	10.356580	-2.01%	0
2010	9.838728	10.568803	7.42%	0
2009	7.821179	9.838728	25.80%	0
2008	11.418828	7.821179	-31.51%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	15.121801	16.737149	10.68%	0
2016	14.017258	15.121801	7.88%	0
2015	15.209034	14.017258	-7.84%	0
2014	14.382969	15.209034	5.74%	0
2013	11.376915	14.382969	26.42%	0
2012	10.213326	11.376915	11.39%	0
2011	10.446697	10.213326	-2.23%	0
2010	9.752352	10.446697	7.12%	0
2009	7.771618	9.752352	25.49%	0
2008	11.375696	7.771618	-31.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	19.580877	23.563739	20.34%	0
2016	20.109327	19.580877	-2.63%	0
2015	21.060251	20.109327	-4.52%	0
2014	21.459865	21.060251	-1.86%	0
2013	18.435791	21.459865	16.40%	0
2012	16.314518	18.435791	13.00%	0
2011	17.889275	16.314518	-8.80%	0
2010	16.201985	17.889275	10.41%	0
2009	12.248090	16.201985	32.28%	0
2008	21.011539	12.248090	-41.71%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	19.929138	22.457031	12.68%	0
2016	17.917308	19.929138	11.23%	0
2015	19.040730	17.917308	-5.90%	0
2014	18.594913	19.040730	2.40%	0
2013	14.722385	18.594913	26.30%	0
2012	13.533309	14.722385	8.79%	0
2011	14.742214	13.533309	-8.20%	0
2010	13.175758	14.742214	11.89%	0
2009	10.319903	13.175758	27.67%	0
2008	14.724929	10.319903	-29.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.529549	16.250360	20.11%	0
2016	13.694425	13.529549	-1.20%	0
2015	13.800338	13.694425	-0.77%	0
2014	13.027803	13.800338	5.93%	0
2013	9.697311	13.027803	34.34%	0
2012*	10.000000	9.697311	-3.03%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.398980	16.047607	19.77%	0
2016	13.586966	13.398980	-1.38%	0
2015	13.714333	13.586966	-0.93%	0
2014	12.988097	13.714333	5.59%	0
2013	9.696880	12.988097	33.94%	0
2012*	10.000000	9.696880	-3.03%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.090311	15.181299	15.97%	0
2016	13.701831	13.090311	-4.46%	0
2015	15.247004	13.701831	-10.13%	0
2014	16.414568	15.247004	-7.11%	0
2013	13.378593	16.414568	22.69%	0
2012	11.449652	13.378593	16.85%	0
2011	12.583734	11.449652	-9.01%	0
2010	11.809328	12.583734	6.56%	0
2009*	10.000000	11.809328	18.09%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.736885	10.950979	25.34%	0
2016	7.377125	8.736885	18.43%	0
2015	9.411567	7.377125	-21.62%	0
2014*	10.000000	9.411567	-5.88%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.540624	16.819474	24.21%	283
2016	13.199888	13.540624	2.58%	319
2015	12.891032	13.199888	2.40%	360
2014	12.110899	12.891032	6.44%	400
2013	9.001516	12.110899	34.54%	443
2012	7.885843	9.001516	14.15%	492
2011	8.570745	7.885843	-7.99%	549
2010	6.765285	8.570745	26.69%	3,507
2009	4.884818	6.765285	38.50%	3,573
2008	10.292572	4.884818	-52.54%	4,330
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	18.869403	23.374706	23.88%	0
2016	17.687360	18.869403	6.68%	0
2015	18.434730	17.687360	-4.05%	0
2014	20.324711	18.434730	-9.30%	0
2013	14.678435	20.324711	38.47%	0
2012	12.383210	14.678435	18.53%	0
2011	14.109771	12.383210	-12.24%	0
2010	10.585589	14.109771	33.29%	0
2009	6.626547	10.585589	59.75%	0
2008	11.174926	6.626547	-40.70%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.711473	26.133433	15.07%	706
2016	20.357438	22.711473	11.56%	795
2015	20.958065	20.357438	-2.87%	898
2014	19.396004	20.958065	8.05%	998
2013	14.588594	19.396004	32.95%	1,104
2012	12.840072	14.588594	13.62%	1,226
2011	13.156277	12.840072	-2.40%	1,369
2010	12.064555	13.156277	9.05%	1,517
2009	10.048480	12.064555	20.06%	1,970
2008	15.237959	10.048480	-34.06%	2,170
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.433584	19.192306	24.35%	0
2016	15.157397	15.433584	1.82%	0
2015	14.539877	15.157397	4.25%	0
2014	14.662964	14.539877	-0.84%	0
2013	11.716593	14.662964	25.15%	0
2012	10.307925	11.716593	13.67%	0
2011	10.702750	10.307925	-3.69%	0
2010*	10.000000	10.702750	7.03%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.056733	12.632368	25.61%	0
2016	9.690096	10.056733	3.78%	0
2015*	10.000000	9.690096	-3.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.441749	12.918941	3.84%	0
2016	11.986098	12.441749	3.80%	0
2015	12.327078	11.986098	-2.77%	0
2014	11.687977	12.327078	5.47%	0
2013	11.990000	11.687977	-2.52%	0
2012	11.199459	11.990000	7.06%	0
2011	10.836056	11.199459	3.35%	0
2010	10.342210	10.836056	4.78%	0
2009	9.643273	10.342210	7.25%	0
2008	10.983472	9.643273	-12.20%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.994518	25.513247	6.33%	0
2016	20.355923	23.994518	17.87%	0
2015	21.725846	20.355923	-6.31%	0
2014	19.617821	21.725846	10.75%	0
2013	15.195144	19.617821	29.11%	0
2012	13.541825	15.195144	12.21%	0
2011	13.743741	13.541825	-1.47%	0
2010	12.387724	13.743741	10.95%	0
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.672143	16.659012	13.54%	0
2016	13.727661	14.672143	6.88%	0
2015	13.864243	13.727661	-0.99%	0
2014	13.467867	13.864243	2.94%	0
2013	11.141370	13.467867	20.88%	0
2012	9.820076	11.141370	13.46%	0
2011	9.922759	9.820076	-1.03%	0
2010	9.034298	9.922759	9.83%	0
2009	7.465869	9.034298	21.01%	0
2008	10.843154	7.465869	-31.15%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.955312	11.087281	1.20%	0
2016	10.884112	10.955312	0.65%	0
2015	11.126283	10.884112	-2.18%	0
2014	10.809399	11.126283	2.93%	0
2013	11.315634	10.809399	-4.47%	0
2012	10.995134	11.315634	2.91%	0
2011	10.606108	10.995134	3.67%	0
2010	10.205658	10.606108	3.92%	0
2009	9.280979	10.205658	9.96%	0
2008	10.502388	9.280979	-11.63%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.048988	19.326108	28.42%	0
2016	15.318758	15.048988	-1.76%	0
2015	14.663961	15.318758	4.47%	0
2014	14.686033	14.663961	-0.15%	0
2013	11.643199	14.686033	26.13%	0
2012	9.726901	11.643199	19.70%	0
2011	10.938302	9.726901	-11.07%	0
2010	10.023020	10.938302	9.13%	0
2009	7.218983	10.023020	38.84%	0
2008	11.998783	7.218983	-39.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.648893	19.610087	25.31%	0
2016	14.632935	15.648893	6.94%	0
2015	14.022697	14.632935	4.35%	0
2014	13.234019	14.022697	5.96%	0
2013	10.413584	13.234019	27.08%	0
2012	9.046835	10.413584	15.11%	0
2011	9.680230	9.046835	-6.54%	0
2010	8.352911	9.680230	15.89%	0
2009	6.138425	8.352911	36.08%	0
2008	11.222723	6.138425	-45.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.836706	16.542715	19.56%	0
2016	12.702711	13.836706	8.93%	0
2015	12.816088	12.702711	-0.88%	0
2014	11.858170	12.816088	8.08%	0
2013	9.095307	11.858170	30.38%	0
2012	7.924459	9.095307	14.78%	0
2011	8.266547	7.924459	-4.14%	0
2010	7.597040	8.266547	8.81%	0
2009	5.928601	7.597040	28.14%	0
2008	9.762924	5.928601	-39.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.475759	10.966130	4.68%	0
2016	9.358656	10.475759	11.94%	0
2015	9.800330	9.358656	-4.51%	0
2014*	10.000000	9.800330	-2.00%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.584255	16.618259	22.33%	0
2016	12.201172	13.584255	11.34%	0
2015	12.594061	12.201172	-3.12%	0
2014	12.053878	12.594061	4.48%	0
2013	8.564913	12.053878	40.74%	0
2012	7.476887	8.564913	14.55%	0
2011	8.631396	7.476887	-13.38%	0
2010	7.629139	8.631396	13.14%	0
2009	5.086752	7.629139	49.98%	0
2008*	10.000000	5.086752	-49.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.398156	17.909971	16.31%	0
2016	14.261424	15.398156	7.97%	0
2015	14.592322	14.261424	-2.27%	0
2014	13.455834	14.592322	8.45%	0
2013	9.889497	13.455834	36.06%	0
2012	9.046395	9.889497	9.32%	0
2011	9.528955	9.046395	-5.06%	0
2010	7.863928	9.528955	21.17%	0
2009	6.097509	7.863928	28.97%	0
2008*	10.000000	6.097509	-39.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.279085	17.733263	16.06%	0
2016	14.151526	15.279085	7.97%	0
2015	14.493622	14.151526	-2.36%	0
2014	13.376068	14.493622	8.35%	0
2013	9.846058	13.376068	35.85%	0
2012	9.016009	9.846058	9.21%	0
2011	9.505383	9.016009	-5.15%	0
2010	7.845689	9.505383	21.15%	0
2009	6.095623	7.845689	28.71%	0
2008*	10.000000	6.095623	-39.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.578517	14.775950	17.47%	0
2016	11.837882	12.578517	6.26%	0
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	0
2010	8.017520	9.037008	12.72%	0
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.257304	13.467439	9.87%	0
2016	11.780796	12.257304	4.04%	0
2015	12.143745	11.780796	-2.99%	0
2014	11.874946	12.143745	2.26%	0
2013	10.562844	11.874946	12.42%	0
2012	9.700454	10.562844	8.89%	0
2011	10.027838	9.700454	-3.26%	0
2010	9.263244	10.027838	8.25%	0
2009	7.884632	9.263244	17.48%	0
2008*	10.000000	7.884632	-21.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.599919	14.307720	13.55%	0
2016	11.973166	12.599919	5.23%	0
2015	12.375742	11.973166	-3.25%	0
2014	12.055552	12.375742	2.66%	0
2013	10.140761	12.055552	18.88%	0
2012	9.101244	10.140761	11.42%	0
2011	9.613325	9.101244	-5.33%	0
2010	8.723627	9.613325	10.20%	0
2009	7.165610	8.723627	21.74%	0
2008*	10.000000	7.165610	-28.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.430372	11.920765	4.29%	0
2016	11.143052	11.430372	2.58%	0
2015	11.448690	11.143052	-2.67%	0
2014	11.299369	11.448690	1.32%	0
2013	10.982338	11.299369	2.89%	0
2012	10.419919	10.982338	5.40%	0
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	0
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.459980	13.924425	11.75%	0
2016	11.904805	12.459980	4.66%	0
2015	12.272399	11.904805	-3.00%	0
2014	11.969453	12.272399	2.53%	0
2013	10.362445	11.969453	15.51%	0
2012	9.405547	10.362445	10.17%	0
2011	9.821305	9.405547	-4.23%	0
2010	8.993867	9.821305	9.20%	0
2009	7.521865	8.993867	19.57%	0
2008*	10.000000	7.521865	-24.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.540346	14.518437	15.77%	0
2016	11.886699	12.540346	5.50%	0
2015	12.308708	11.886699	-3.43%	0
2014	12.005828	12.308708	2.52%	0
2013	9.852628	12.005828	21.85%	0
2012	8.769858	9.852628	12.35%	0
2011	9.382225	8.769858	-6.53%	0
2010	8.444619	9.382225	11.10%	0
2009	6.804125	8.444619	24.11%	0
2008*	10.000000	6.804125	-31.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.069112	13.004341	7.75%	0
2016	11.612009	12.069112	3.94%	0
2015	11.970472	11.612009	-2.99%	0
2014	11.729710	11.970472	2.05%	0
2013	10.754332	11.729710	9.07%	0
2012	9.967594	10.754332	7.89%	0
2011	10.192952	9.967594	-2.21%	0
2010	9.534297	10.192952	6.91%	0
2009	8.262967	9.534297	15.39%	0
2008*	10.000000	8.262967	-17.37%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.088872	12.374988	2.37%	0
2016	11.702954	12.088872	3.30%	0
2015	12.022297	11.702954	-2.66%	0
2014	11.671367	12.022297	3.01%	0
2013	12.135479	11.671367	-3.82%	0
2012	11.486754	12.135479	5.65%	0
2011	10.989796	11.486754	4.52%	0
2010	10.469538	10.989796	4.97%	0
2009	9.815492	10.469538	6.66%	0
2008*	10.000000	9.815492	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.812447	12.066844	2.15%	0
2016	11.472487	11.812447	2.96%	0
2015	11.804603	11.472487	-2.81%	0
2014	11.501237	11.804603	2.64%	0
2013	11.985097	11.501237	-4.04%	0
2012	11.373008	11.985097	5.38%	0
2011	10.917498	11.373008	4.17%	0
2010	10.427791	10.917498	4.70%	0
2009	9.793750	10.427791	6.47%	0
2008*	10.000000	9.793750	-2.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.643252	12.864380	1.75%	0
2016	12.477752	12.643252	1.33%	0
2015	12.792070	12.477752	-2.46%	0
2014	12.439242	12.792070	2.84%	0
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	0
2010	11.187800	11.859763	6.01%	0
2009	9.799538	11.187800	14.17%	0
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	19.379787	26.836625	38.48%	0
2016	18.388878	19.379787	5.39%	0
2015	22.389315	18.388878	-17.87%	0
2014	24.222747	22.389315	-7.57%	0
2013	24.599006	24.222747	-1.53%	0
2012	21.445630	24.599006	14.70%	0
2011	28.256828	21.445630	-24.10%	0
2010	24.862050	28.256828	13.65%	0
2009	15.547606	24.862050	59.91%	0
2008	37.693420	15.547606	-58.75%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.747438	12.760070	0.10%	0
2016	12.904545	12.747438	-1.22%	0
2015	13.175535	12.904545	-2.06%	0
2014	12.850408	13.175535	2.53%	0
2013	13.659991	12.850408	-5.93%	0
2012	13.519076	13.659991	1.04%	0
2011	12.854551	13.519076	5.17%	0
2010	12.511882	12.854551	2.74%	0
2009	12.426609	12.511882	0.69%	0
2008	11.765456	12.426609	5.62%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.779741	8.645278	-1.53%	0
2016	8.953187	8.779741	-1.94%	0
2015	9.131244	8.953187	-1.95%	0
2014	9.312842	9.131244	-1.95%	0
2013	9.498055	9.312842	-1.95%	0
2012	9.687472	9.498055	-1.96%	0
2011	9.879590	9.687472	-1.94%	0
2010	10.076057	9.879590	-1.95%	0
2009	10.272138	10.076057	-1.91%	0
2008	10.265605	10.272138	0.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.008003	9.978335	24.60%	0
2016	8.115402	8.008003	-1.32%	0
2015	8.552281	8.115402	-5.11%	0
2014	8.785622	8.552281	-2.66%	0
2013	7.621717	8.785622	15.27%	0
2012	6.746396	7.621717	12.97%	0
2011	7.644830	6.746396	-11.75%	0
2010	6.899575	7.644830	10.80%	0
2009	5.435866	6.899575	26.93%	0
2008*	10.000000	5.435866	-45.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.678002	21.690204	16.13%	0
2016	17.400924	18.678002	7.34%	0
2015	17.925942	17.400924	-2.93%	0
2014	17.414288	17.925942	2.94%	0
2013	13.957428	17.414288	24.77%	0
2012	12.282356	13.957428	13.64%	0
2011	13.038758	12.282356	-5.80%	0
2010	11.600809	13.038758	12.40%	0
2009	9.301113	11.600809	24.72%	0
2008	15.020492	9.301113	-38.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.269557	16.639227	8.97%	0
2016	14.649101	15.269557	4.24%	0
2015	14.966448	14.649101	-2.12%	0
2014	14.594888	14.966448	2.55%	0
2013	13.123412	14.594888	11.21%	0
2012	12.236480	13.123412	7.25%	0
2011	12.369869	12.236480	-1.08%	0
2010	11.488255	12.369869	7.67%	0
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.615153	19.830499	12.58%	0
2016	16.674050	17.615153	5.64%	0
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	0
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.081981	13.556540	3.63%	0
2016	12.795855	13.081981	2.24%	0
2015	13.015875	12.795855	-1.69%	0
2014	12.777639	13.015875	1.86%	0
2013	12.431114	12.777639	2.79%	0
2012	12.055021	12.431114	3.12%	0
2011	11.944123	12.055021	0.93%	0
2010	11.503739	11.944123	3.83%	0
2009	10.755427	11.503739	6.96%	0
2008	11.672364	10.755427	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.416357	18.178030	10.73%	1,108
2016	15.625772	16.416357	5.06%	1,249
2015	15.990068	15.625772	-2.28%	1,409
2014	15.504739	15.990068	3.13%	1,567
2013	13.558582	15.504739	14.35%	1,733
2012	12.479564	13.558582	8.65%	1,925
2011	12.732366	12.479564	-1.99%	2,149
2010	11.707712	12.732366	8.75%	2,381
2009	10.022655	11.707712	16.81%	2,638
2008	13.309382	10.022655	-24.69%	3,364
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.855205	20.428172	14.41%	245
2016	16.785630	17.855205	6.37%	276
2015	17.245344	16.785630	-2.67%	311
2014	16.757634	17.245344	2.91%	346
2013	13.965625	16.757634	19.99%	383
2012	12.521078	13.965625	11.54%	425
2011	13.047052	12.521078	-4.03%	474
2010	11.792835	13.047052	10.64%	526
2009	9.668879	11.792835	21.97%	582
2008	14.373428	9.668879	-32.73%	652
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.986274	16.048449	7.09%	0
2016	14.458897	14.986274	3.65%	0
2015	14.750966	14.458897	-1.98%	0
2014	14.363568	14.750966	2.70%	0
2013	13.257793	14.363568	8.34%	0
2012	12.515829	13.257793	5.93%	0
2011	12.506227	12.515829	0.08%	0
2010	11.753828	12.506227	6.40%	0
2009	10.463884	11.753828	12.33%	0
2008	12.561928	10.463884	-16.70%	191

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.966455	28.670864	24.84%	0
2016	22.600976	22.966455	1.62%	0
2015	21.933392	22.600976	3.04%	0
2014	20.560319	21.933392	6.68%	0
2013	15.339073	20.560319	34.04%	0
2012	13.181732	15.339073	16.37%	0
2011	13.750496	13.181732	-4.14%	0
2010	12.889540	13.750496	6.68%	0
2009*	10.000000	12.889540	28.90%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.511913	28.049481	24.60%	1,310
2016	22.219702	22.511913	1.32%	1,476
2015	21.619027	22.219702	2.78%	1,666
2014	20.309979	21.619027	6.45%	2,120
2013	15.198751	20.309979	33.63%	2,317
2012	13.090219	15.198751	16.11%	2,543
2011	13.691636	13.090219	-4.39%	2,807
2010	12.867835	13.691636	6.40%	8,607
2009*	10.000000	12.867835	28.68%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	27.743278	31.496445	13.53%	0
2016	23.521118	27.743278	17.95%	0
2015	24.612670	23.521118	-4.43%	0
2014	22.941033	24.612670	7.29%	0
2013	17.585400	22.941033	30.45%	0
2012	15.268118	17.585400	15.18%	0
2011	15.977707	15.268118	-4.44%	0
2010	12.911993	15.977707	23.74%	0
2009	9.629430	12.911993	34.09%	0
2008	15.457717	9.629430	-37.70%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	25.660170	29.080013	13.33%	0
2016	21.805083	25.660170	17.68%	0
2015	22.872762	21.805083	-4.67%	0
2014	21.367043	22.872762	7.05%	0
2013	16.408610	21.367043	30.22%	0
2012	14.270451	16.408610	14.98%	0
2011	14.954238	14.270451	-4.57%	0
2010	12.117175	14.954238	23.41%	0
2009	9.053532	12.117175	33.84%	0
2008	14.567921	9.053532	-37.85%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.663559	11.895432	23.10%	0
2016	10.104996	9.663559	-4.37%	0
2015	10.373896	10.104996	-2.59%	0
2014	10.725252	10.373896	-3.28%	0
2013	9.034304	10.725252	18.72%	0
2012	7.976413	9.034304	13.26%	0
2011	9.000995	7.976413	-11.38%	0
2010	8.066282	9.000995	11.59%	0
2009	6.044248	8.066282	33.45%	0
2008*	10.000000	6.044248	-39.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.625190	10.396405	20.54%	0
2016	8.359449	8.625190	3.18%	0
2015	8.985771	8.359449	-6.97%	0
2014*	10.000000	8.985771	-10.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.568994	10.295884	20.15%	0
2016	8.324285	8.568994	2.94%	0
2015	8.969361	8.324285	-7.19%	0
2014*	10.000000	8.969361	-10.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.005235	17.836292	27.35%	0
2016	14.004290	14.005235	0.01%	0
2015	13.849379	14.004290	1.12%	0
2014	12.823434	13.849379	8.00%	0
2013	9.729903	12.823434	31.79%	0
2012	8.544698	9.729903	13.87%	0
2011	9.005380	8.544698	-5.12%	0
2010	7.961577	9.005380	13.11%	0
2009	6.277357	7.961577	26.83%	0
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.163439	15.882643	12.14%	0
2016	12.447110	14.163439	13.79%	0
2015	13.146474	12.447110	-5.32%	0
2014	12.162131	13.146474	8.09%	0
2013	9.186203	12.162131	32.40%	0
2012	7.967675	9.186203	15.29%	0
2011	8.653032	7.967675	-7.92%	0
2010	7.827338	8.653032	10.55%	0
2009	6.265525	7.827338	24.93%	337
2008*	10.000000	6.265525	-37.34%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.099530	17.630562	25.04%	0
2016	13.558135	14.099530	3.99%	0
2015	13.875771	13.558135	-2.29%	0
2014	13.644232	13.875771	1.70%	0
2013	10.039569	13.644232	35.90%	0
2012	8.931698	10.039569	12.40%	0
2011	9.533309	8.931698	-6.31%	0
2010	7.687878	9.533309	24.00%	0
2009	6.188086	7.687878	24.24%	0
2008*	10.000000	6.188086	-38.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.325112	20.455517	11.63%	0
2016	15.892422	18.325112	15.31%	0
2015	16.690140	15.892422	-4.78%	0
2014	14.546263	16.690140	14.74%	0
2013	10.934308	14.546263	33.03%	0
2012	9.585454	10.934308	14.07%	0
2011	10.008039	9.585454	-4.22%	0
2010	8.531911	10.008039	17.30%	0
2009	6.669444	8.531911	27.93%	0
2008*	10.000000	6.669444	-33.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	15.216117	18.597642	22.22%	0
2016	14.360685	15.216117	5.96%	0
2015	14.569145	14.360685	-1.43%	0
2014	14.491112	14.569145	0.54%	0
2013	10.266811	14.491112	41.15%	0
2012	9.259173	10.266811	10.88%	0
2011	9.524983	9.259173	-2.79%	0
2010	7.764903	9.524983	22.67%	0
2009	6.226550	7.764903	24.71%	0
2008	11.878504	6.226550	-47.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	26.463233	28.300476	6.94%	0
2016	21.430466	26.463233	23.48%	0
2015	23.257436	21.430466	-7.86%	0
2014	22.163617	23.257436	4.94%	0
2013	16.099724	22.163617	37.66%	0
2012	13.633240	16.099724	18.09%	0
2011	14.646516	13.633240	-6.92%	0
2010	11.798559	14.646516	24.14%	0
2009	9.533900	11.798559	23.75%	0
2008	14.331915	9.533900	-33.48%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	23.708549	25.282442	6.64%	0
2016	19.248370	23.708549	23.17%	0
2015	20.948791	19.248370	-8.12%	0
2014	20.011585	20.948791	4.68%	0
2013	14.575586	20.011585	37.30%	0
2012	12.357018	14.575586	17.95%	0
2011	13.329193	12.357018	-7.29%	0
2010	10.748442	13.329193	24.01%	0
2009	8.709840	10.748442	23.41%	0
2008	13.121761	8.709840	-33.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	26.187038	29.141193	11.28%	0
2016	21.742094	26.187038	20.44%	0
2015	22.543180	21.742094	-3.55%	0
2014	22.805680	22.543180	-1.15%	0
2013	16.506600	22.805680	38.16%	0
2012	14.575970	16.506600	13.25%	0
2011	15.740311	14.575970	-7.40%	0
2010	12.809696	15.740311	22.88%	0
2009	9.698787	12.809696	32.08%	0
2008	16.003770	9.698787	-39.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	25.869389	28.714555	11.00%	212
2016	21.528943	25.869389	20.16%	239
2015	22.381312	21.528943	-3.81%	270
2014	22.700269	22.381312	-1.41%	300
2013	16.471907	22.700269	37.81%	332
2012	14.580160	16.471907	12.97%	368
2011	15.785636	14.580160	-7.64%	411
2010	12.881541	15.785636	22.54%	456
2009	9.772938	12.881541	31.81%	505
2008	16.169417	9.772938	-39.56%	1,592
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	14.609348	17.225501	17.91%	0
2016	13.403507	14.609348	9.00%	0
2015	13.580203	13.403507	-1.30%	0
2014	12.386625	13.580203	9.64%	0
2013	9.658880	12.386625	28.24%	0
2012	8.653182	9.658880	11.62%	0
2011	8.791678	8.653182	-1.58%	0
2010	7.919209	8.791678	11.02%	0
2009	6.432733	7.919209	23.11%	0
2008	11.236672	6.432733	-42.75%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.183858	13.721699	4.08%	0
2016	12.544898	13.183858	5.09%	0
2015	13.562081	12.544898	-7.50%	0
2014	10.755035	13.562081	26.10%	0
2013	10.680542	10.755035	0.70%	0
2012	9.424859	10.680542	13.32%	0
2011	9.055986	9.424859	4.07%	0
2010	7.114320	9.055986	27.29%	0
2009	5.559464	7.114320	27.97%	0
2008*	10.000000	5.559464	-44.41%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.910394	9.871129	-0.40%	0
2016	9.861228	9.910394	0.50%	0
2015	10.091776	9.861228	-2.28%	0
2014	10.241887	10.091776	-1.47%	0
2013	10.434583	10.241887	-1.85%	0
2012	10.280398	10.434583	1.50%	0
2011	10.349954	10.280398	-0.67%	0
2010	10.306389	10.349954	0.42%	0
2009	9.813634	10.306389	5.02%	0
2008*	10.000000	9.813634	-1.86%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.377552	16.097531	20.33%	0
2016	13.492419	13.377552	-0.85%	0
2015	14.319716	13.492419	-5.78%	0
2014	15.899946	14.319716	-9.94%	0
2013	13.502774	15.899946	17.75%	0
2012	11.518399	13.502774	17.23%	0
2011	13.414082	11.518399	-14.13%	0
2010	12.864296	13.414082	4.27%	0
2009*	10.000000	12.864296	28.64%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.262548	23.530285	16.13%	0
2016	18.809392	20.262548	7.73%	0
2015	19.272823	18.809392	-2.40%	0
2014	17.807361	19.272823	8.23%	0
2013	13.198313	17.807361	34.92%	0
2012	12.129639	13.198313	8.81%	0
2011	12.763569	12.129639	-4.97%	0
2010	10.595557	12.763569	20.46%	0
2009	8.222313	10.595557	28.86%	0
2008	13.848384	8.222313	-40.63%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	21.285326	28.524279	34.01%	0
2016	21.689725	21.285326	-1.86%	0
2015	21.281745	21.689725	1.92%	0
2014	21.218634	21.281745	0.30%	0
2013	16.998610	21.218634	24.83%	0
2012	14.297122	16.998610	18.90%	0
2011	15.899068	14.297122	-10.08%	0
2010	13.982650	15.899068	13.71%	0
2009	10.202873	13.982650	37.05%	0
2008	17.398306	10.202873	-41.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	20.486628	27.384540	33.67%	456
2016	20.925821	20.486628	-2.10%	514
2015	20.586019	20.925821	1.65%	580
2014	20.572484	20.586019	0.07%	645
2013	16.521975	20.572484	24.52%	351
2012	13.932342	16.521975	18.59%	390
2011	15.533532	13.932342	-10.31%	435
2010	13.692107	15.533532	13.45%	3,603
2009	10.020793	13.692107	36.64%	3,655
2008	17.128597	10.020793	-41.50%	5,356
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.026153	10.447847	4.21%	0
2016	9.597963	10.026153	4.46%	0
2015	10.015262	9.597963	-4.17%	0
2014	9.932500	10.015262	0.83%	0
2013	10.143468	9.932500	-2.08%	0
2012*	10.000000	10.143468	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	16.959212	17.633240	3.97%	0
2016	16.275863	16.959212	4.20%	0
2015	17.023797	16.275863	-4.39%	0
2014	16.940300	17.023797	0.49%	0
2013	17.340863	16.940300	-2.31%	0
2012	15.631141	17.340863	10.94%	0
2011	15.838389	15.631141	-1.31%	0
2010	14.074161	15.838389	12.54%	0
2009	12.122470	14.074161	16.10%	0
2008	14.457872	12.122470	-16.15%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.673756	10.754339	23.99%	0
2016	9.092687	8.673756	-4.61%	0
2015	8.994189	9.092687	1.10%	0
2014*	10.000000	8.994189	-10.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	18.905426	21.621790	14.37%	0
2016	17.323103	18.905426	9.13%	0
2015	17.135269	17.323103	1.10%	0
2014	15.829663	17.135269	8.25%	0
2013	12.282775	15.829663	28.88%	0
2012	10.743211	12.282775	14.33%	0
2011	10.991000	10.743211	-2.25%	0
2010	9.677832	10.991000	13.57%	0
2009	7.711532	9.677832	25.50%	0
2008	12.815154	7.711532	-39.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	28.936376	32.390469	11.94%	0
2016	24.997349	28.936376	15.76%	0
2015	27.092830	24.997349	-7.73%	0
2014	24.685750	27.092830	9.75%	0
2013	17.853526	24.685750	38.27%	0
2012	15.433360	17.853526	15.68%	0
2011	16.095802	15.433360	-4.12%	0
2010	13.302104	16.095802	21.00%	0
2009	9.888602	13.302104	34.52%	0
2008	16.222625	9.888602	-39.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	16.757414	18.717301	11.70%	0
2016	14.523164	16.757414	15.38%	0
2015	15.773225	14.523164	-7.93%	0
2014	14.407753	15.773225	9.48%	0
2013	10.449268	14.407753	37.88%	0
2012	9.057147	10.449268	15.37%	0
2011	9.462403	9.057147	-4.28%	0
2010	7.842295	9.462403	20.66%	0
2009	5.843174	7.842295	34.21%	0
2008	9.612896	5.843174	-39.22%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.263761	11.048454	7.65%	0
2016	9.245685	10.263761	11.01%	0
2015	9.658000	9.245685	-4.27%	0
2014*	10.000000	9.658000	-3.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.532998	11.436860	8.58%	0
2016	10.438810	10.532998	0.90%	0
2015	11.469395	10.438810	-8.99%	0
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.889914	10.811841	-0.72%	0
2016	10.962826	10.889914	-0.67%	0
2015	11.157555	10.962826	-1.75%	0
2014	11.294935	11.157555	-1.22%	0
2013	11.546390	11.294935	-2.18%	0
2012	11.136275	11.546390	3.68%	0
2011	11.243820	11.136275	-0.96%	0
2010	10.902078	11.243820	3.13%	0
2009*	10.000000	10.902078	9.02%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.215011	12.15%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.310233	13.234126	28.36%	0
2016*	10.000000	10.310233	3.10%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	12.920322	16.036681	24.12%	0
2016	13.507986	12.920322	-4.35%	0
2015	13.757382	13.507986	-1.81%	0
2014	15.051176	13.757382	-8.60%	0
2013	11.985840	15.051176	25.57%	0
2012	10.027161	11.985840	19.53%	0
2011	12.311158	10.027161	-18.55%	0
2010	11.411666	12.311158	7.88%	0
2009	9.338305	11.411666	22.20%	0
2008	16.993108	9.338305	-45.05%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	24.038025	25.425980	5.77%	0
2016	19.228166	24.038025	25.01%	0
2015	20.478751	19.228166	-6.11%	0
2014	20.192631	20.478751	1.42%	0
2013	14.751325	20.192631	36.89%	0
2012	12.805925	14.751325	15.19%	0
2011	13.708046	12.805925	-6.58%	0
2010	11.097008	13.708046	23.53%	0
2009	8.604530	11.097008	28.97%	0
2008	14.472706	8.604530	-40.55%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.511242	7.219996	-3.88%	0
2016	5.341347	7.511242	40.62%	0
2015	8.207733	5.341347	-34.92%	0
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.661741	7.385177	-3.61%	0
2016	5.437103	7.661741	40.92%	0
2015	8.332372	5.437103	-34.75%	0
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	0
2012*	10.000000	9.693042	-3.07%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.845933	28.194502	23.41%	0
2016	21.623877	22.845933	5.65%	0
2015	22.708587	21.623877	-4.78%	0
2014	23.603514	22.708587	-3.79%	0
2013	16.023766	23.603514	47.30%	0
2012	15.150696	16.023766	5.76%	0
2011	16.195915	15.150696	-6.45%	0
2010	13.029408	16.195915	24.30%	0
2009*	10.000000	13.029408	30.29%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	18.843709	21.902530	16.23%	0
2016	17.310816	18.843709	8.86%	0
2015	17.415639	17.310816	-0.60%	0
2014	16.260402	17.415639	7.10%	0
2013	12.327624	16.260402	31.90%	0
2012	10.729530	12.327624	14.89%	0
2011	10.321484	10.729530	3.95%	0
2010	9.336965	10.321484	10.54%	0
2009	7.916585	9.336965	17.94%	0
2008	13.621800	7.916585	-41.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	14.783580	18.124769	22.60%	0
2016	15.205826	14.783580	-2.78%	0
2015	15.152318	15.205826	0.35%	0
2014	16.529556	15.152318	-8.33%	0
2013	13.743045	16.529556	20.28%	0
2012	12.280952	13.743045	11.91%	0
2011	15.554942	12.280952	-21.05%	0
2010	15.217854	15.554942	2.22%	0
2009	11.557502	15.217854	31.67%	0
2008	25.245558	11.557502	-54.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	17.342655	22.380393	29.05%	9,127
2016	17.288562	17.342655	0.31%	0
2015	15.913900	17.288562	8.64%	0
2014	14.264460	15.913900	11.56%	0
2013	10.624477	14.264460	34.26%	0
2012	9.336478	10.624477	13.80%	0
2011	9.848962	9.336478	-5.67%	0
2010	9.150224	9.848962	7.64%	0
2009	6.810016	9.150224	34.36%	0
2008	11.547689	6.810016	-41.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	31.151457	34.453396	10.60%	0
2016	25.470554	31.151457	22.30%	0
2015	27.559716	25.470554	-7.58%	0
2014	25.812937	27.559716	6.77%	0
2013	19.137134	25.812937	34.88%	0
2012	16.484104	19.137134	16.09%	0
2011	18.407007	16.484104	-10.45%	0
2010	14.837175	18.407007	24.06%	0
2009	10.612804	14.837175	39.80%	0
2008	16.855117	10.612804	-37.04%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.540489	16.204024	11.44%	0
2016	14.292562	14.540489	1.73%	0
2015	14.731757	14.292562	-2.98%	0
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	0
2010	12.014804	12.923966	7.57%	0
2009*	10.000000	12.014804	20.15%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.689956	13.180011	12.75%	0
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.927566	31.867087	10.16%	0
2016	23.476362	28.927566	23.22%	0
2015	24.526878	23.476362	-4.28%	0
2014	23.808103	24.526878	3.02%	0
2013	17.264467	23.808103	37.90%	0
2012	15.221473	17.264467	13.42%	0
2011	15.444574	15.221473	-1.44%	0
2010	12.524709	15.444574	23.31%	0
2009	10.222129	12.524709	22.53%	0
2008	15.098743	10.222129	-32.30%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	20.879562	24.870961	19.12%	0
2016	19.071719	20.879562	9.48%	0
2015	19.247841	19.071719	-0.92%	0
2014	17.316037	19.247841	11.16%	0
2013	13.382971	17.316037	29.39%	0
2012	11.799690	13.382971	13.42%	0
2011	11.818090	11.799690	-0.16%	0
2010	10.500926	11.818090	12.54%	0
2009	8.481654	10.500926	23.81%	0
2008	13.769229	8.481654	-38.40%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.015384	27.341245	18.80%	0
2016	21.072776	23.015384	9.22%	0
2015	21.317712	21.072776	-1.15%	0
2014	19.232479	21.317712	10.84%	0
2013	14.900521	19.232479	29.07%	0
2012	13.167686	14.900521	13.16%	0
2011	13.221617	13.167686	-0.41%	0
2010	11.778954	13.221617	12.25%	0
2009	9.535766	11.778954	23.52%	0
2008	15.524620	9.535766	-38.58%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	18.043323	20.395096	13.03%	0
2016	16.680199	18.043323	8.17%	0
2015	17.582345	16.680199	-5.13%	0
2014	15.813771	17.582345	11.18%	0
2013	12.011196	15.813771	31.66%	0
2012	10.946117	12.011196	9.73%	0
2011	11.069277	10.946117	-1.11%	0
2010	9.837500	11.069277	12.52%	0
2009	7.504907	9.837500	31.08%	0
2008	11.678725	7.504907	-35.74%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.219732	10.360685	1.38%	0
2016	9.571477	10.219732	6.77%	0
2015	9.864698	9.571477	-2.97%	0
2014*	10.000000	9.864698	-1.35%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	21.922438	22.895261	4.44%	0
2016	19.530976	21.922438	12.24%	0
2015	20.487385	19.530976	-4.67%	0
2014	20.411413	20.487385	0.37%	0
2013	19.514754	20.411413	4.59%	0
2012	17.421606	19.514754	12.01%	0
2011	16.942265	17.421606	2.83%	0
2010	15.114047	16.942265	12.10%	0
2009	10.114510	15.114047	49.43%	0
2008	13.965371	10.114510	-27.57%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.032166	10.881016	8.46%	0
2016	10.716515	10.032166	-6.39%	0
2015	11.687267	10.716515	-8.31%	0
2014	12.086638	11.687267	-3.30%	0
2013	10.621670	12.086638	13.79%	0
2012	9.851203	10.621670	7.82%	0
2011	10.637859	9.851203	-7.39%	0
2010	9.605355	10.637859	10.75%	0
2009	8.653453	9.605355	11.00%	0
2008	12.555064	8.653453	-31.08%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	14.143770	14.421065	1.96%	0
2016	13.900049	14.143770	1.75%	0
2015	14.218352	13.900049	-2.24%	0
2014	13.978295	14.218352	1.72%	0
2013	14.117454	13.978295	-0.99%	0
2012	13.129788	14.117454	7.52%	0
2011	13.099330	13.129788	0.23%	0
2010	12.318949	13.099330	6.33%	0
2009	10.437376	12.318949	18.03%	0
2008	11.487594	10.437376	-9.14%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.778415	14.009905	1.68%	0
2016	13.579237	13.778415	1.47%	0
2015	13.917527	13.579237	-2.43%	0
2014	13.719608	13.917527	1.44%	0
2013	13.895319	13.719608	-1.26%	0
2012	12.955745	13.895319	7.25%	0
2011	12.961430	12.955745	-0.04%	0
2010	12.214305	12.961430	6.12%	0
2009	10.372772	12.214305	17.75%	0
2008	11.449209	10.372772	-9.40%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	14.410856	16.092396	11.67%	0
2016	14.274549	14.410856	0.95%	0
2015	14.562184	14.274549	-1.98%	0
2014	14.059984	14.562184	3.57%	0
2013	12.418061	14.059984	13.22%	0
2012	11.271524	12.418061	10.17%	0
2011	11.818778	11.271524	-4.63%	0
2010	10.565696	11.818778	11.86%	0
2009	8.361428	10.565696	26.36%	0
2008	11.986965	8.361428	-30.25%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	13.375137	14.909897	11.47%	0
2016	13.270508	13.375137	0.79%	0
2015	13.549516	13.270508	-2.06%	0
2014	13.100477	13.549516	3.43%	0
2013	11.589965	13.100477	13.03%	0
2012	10.537713	11.589965	9.99%	0
2011	11.063862	10.537713	-4.76%	0
2010	9.906280	11.063862	11.69%	0
2009	7.850505	9.906280	26.19%	0
2008	11.268125	7.850505	-30.33%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	12.701614	14.775770	16.33%	0
2016	12.663451	12.701614	0.30%	0
2015	12.925780	12.663451	-2.03%	0
2014	12.472382	12.925780	3.64%	0
2013	10.402999	12.472382	19.89%	0
2012	9.204218	10.402999	13.02%	0
2011	10.019366	9.204218	-8.14%	0
2010	8.800144	10.019366	13.85%	0
2009	6.762379	8.800144	30.13%	0
2008	10.761674	6.762379	-37.16%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	11.559878	13.424333	16.13%	0
2016	11.543955	11.559878	0.14%	0
2015	11.801371	11.543955	-2.18%	0
2014	11.408638	11.801371	3.44%	0
2013	9.535241	11.408638	19.65%	0
2012	8.452748	9.535241	12.81%	0
2011	9.220576	8.452748	-8.33%	0
2010	8.109195	9.220576	13.71%	0
2009	6.249269	8.109195	29.76%	0
2008	9.955054	6.249269	-37.23%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	15.865471	18.075232	13.93%	0
2016	15.107031	15.865471	5.02%	0
2015	15.337512	15.107031	-1.50%	0
2014	14.215964	15.337512	7.89%	0
2013	12.138999	14.215964	17.11%	0
2012	10.776009	12.138999	12.65%	0
2011	11.427274	10.776009	-5.70%	0
2010	9.882555	11.427274	15.63%	0
2009	7.288527	9.882555	35.59%	0
2008	11.272822	7.288527	-35.34%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	16.265025	18.509754	13.80%	0
2016	15.513364	16.265025	4.85%	0
2015	15.773140	15.513364	-1.65%	0
2014	14.629338	15.773140	7.82%	0
2013	12.514651	14.629338	16.90%	0
2012	11.122263	12.514651	12.52%	0
2011	11.800267	11.122263	-5.75%	0
2010	10.225269	11.800267	15.40%	0
2009	7.543156	10.225269	35.56%	0
2008	11.688899	7.543156	-35.47%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	14.014952	16.999155	21.29%	0
2016	13.916593	14.014952	0.71%	0
2015	14.038213	13.916593	-0.87%	0
2014	12.918522	14.038213	8.67%	0
2013	9.525257	12.918522	35.62%	0
2012	7.927871	9.525257	20.15%	0
2011	8.312515	7.927871	-4.63%	0
2010	7.184223	8.312515	15.71%	0
2009	5.393688	7.184223	33.20%	0
2008	9.358589	5.393688	-42.37%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	13.670259	16.546424	21.04%	6,506
2016	13.587164	13.670259	0.61%	26,025
2015	13.723878	13.587164	-1.00%	26,025
2014	12.654979	13.723878	8.45%	26,025
2013	9.340171	12.654979	35.49%	0
2012	7.796609	9.340171	19.80%	0
2011	8.181876	7.796609	-4.71%	0
2010	7.076037	8.181876	15.63%	0
2009	5.317434	7.076037	33.07%	0
2008	9.251403	5.317434	-42.52%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	16.742662	18.509879	10.56%	0
2016	14.489343	16.742662	15.55%	0
2015	15.415357	14.489343	-6.01%	0
2014	14.478091	15.415357	6.47%	0
2013	11.540642	14.478091	25.45%	0
2012	10.049420	11.540642	14.84%	0
2011	10.166784	10.049420	-1.15%	0
2010	9.014061	10.166784	12.79%	0
2009	7.073720	9.014061	27.43%	0
2008	12.598676	7.073720	-43.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	17.888470	19.749554	10.40%	0
2016	15.506428	17.888470	15.36%	0
2015	16.523242	15.506428	-6.15%	0
2014	15.542515	16.523242	6.31%	0
2013	12.407007	15.542515	25.27%	7,161
2012	10.816082	12.407007	14.71%	7,274
2011	10.964570	10.816082	-1.35%	15,377
2010	9.735834	10.964570	12.62%	16,687
2009	7.648805	9.735834	27.29%	16,236
2008	13.648566	7.648805	-43.96%	15,838

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	9.911083	9.779406	-1.33%	0
2016	10.092158	9.911083	-1.79%	0
2015	10.295225	10.092158	-1.97%	0
2014	10.504279	10.295225	-1.99%	0
2013	10.715541	10.504279	-1.97%	0
2012	10.919978	10.715541	-1.87%	0
2011	11.130061	10.919978	-1.89%	0
2010	11.329672	11.130061	-1.76%	0
2009	11.478144	11.329672	-1.29%	0
2008	11.368118	11.478144	0.97%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	15.716116	17.986159	14.44%	0
2016	13.830686	15.716116	13.63%	0
2015	14.452727	13.830686	-4.30%	0
2014	13.360009	14.452727	8.18%	0
2013	10.214693	13.360009	30.79%	0
2012	8.803618	10.214693	16.03%	0
2011	8.843666	8.803618	-0.45%	0
2010	7.870059	8.843666	12.37%	0
2009	6.315389	7.870059	24.62%	0
2008	11.068388	6.315389	-42.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	15.851333	18.115933	14.29%	0
2016	13.966027	15.851333	13.50%	0
2015	14.622255	13.966027	-4.49%	0
2014	13.536237	14.622255	8.02%	0
2013	10.365801	13.536237	30.59%	0
2012	8.945502	10.365801	15.88%	0
2011	9.005317	8.945502	-0.66%	0
2010	8.021969	9.005317	12.26%	0
2009	6.444633	8.021969	24.48%	0
2008	11.318840	6.444633	-43.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.732286	18.169431	32.31%	0
2016	13.912492	13.732286	-1.30%	0
2015	13.261156	13.912492	4.91%	0
2014	12.170156	13.261156	8.96%	0
2013	9.117515	12.170156	33.48%	0
2012	8.122539	9.117515	12.25%	0
2011	8.276274	8.122539	-1.86%	0
2010	6.807388	8.276274	21.58%	0
2009	5.420543	6.807388	25.58%	0
2008	10.483018	5.420543	-48.29%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.524928	13.906501	32.13%	0
2016	10.680386	10.524928	-1.46%	0
2015	10.194482	10.680386	4.77%	0
2014	9.370547	10.194482	8.79%	0
2013	7.030630	9.370547	33.28%	0
2012	6.271212	7.030630	12.11%	0
2011	6.401013	6.271212	-2.03%	0
2010	5.273219	6.401013	21.39%	0
2009	4.204926	5.273219	25.41%	0
2008	8.143535	4.204926	-48.36%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.484218	14.149757	4.94%	0
2016	12.029646	13.484218	12.09%	0
2015	12.754213	12.029646	-5.68%	0
2014	12.876135	12.754213	-0.95%	0
2013	12.409954	12.876135	3.76%	0
2012	11.089546	12.409954	11.91%	0
2011	10.887858	11.089546	1.85%	0
2010	9.763751	10.887858	11.51%	0
2009	6.929489	9.763751	40.90%	0
2008	9.436010	6.929489	-26.56%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	14.352332	15.038552	4.78%	0
2016	12.826918	14.352332	11.89%	0
2015	13.615056	12.826918	-5.79%	0
2014	13.768411	13.615056	-1.11%	0
2013	13.291976	13.768411	3.58%	0
2012	11.901129	13.291976	11.69%	0
2011	11.708344	11.901129	1.65%	0
2010	10.510157	11.708344	11.40%	0
2009	7.475405	10.510157	40.60%	0
2008	10.189927	7.475405	-26.64%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	15.898511	18.964814	19.29%	0
2016	14.502102	15.898511	9.63%	0
2015	14.603214	14.502102	-0.69%	0
2014	13.120664	14.603214	11.30%	0
2013	10.123966	13.120664	29.60%	0
2012	8.912561	10.123966	13.59%	0
2011	8.912348	8.912561	0.00%	0
2010	7.906310	8.912348	12.72%	0
2009	6.372236	7.906310	24.07%	0
2008	10.321191	6.372236	-38.26%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	16.723469	17.081045	2.14%	0
2016	16.291359	16.723469	2.65%	0
2015	16.723398	16.291359	-2.58%	0
2014	16.124948	16.723398	3.71%	0
2013	16.751836	16.124948	-3.74%	0
2012	16.142435	16.751836	3.78%	0
2011	15.345528	16.142435	5.19%	0
2010	14.524973	15.345528	5.65%	0
2009	12.807558	14.524973	13.41%	0
2008	13.507878	12.807558	-5.18%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	52.404380	61.992878	18.30%	0
2016	47.693854	52.404380	9.88%	0
2015	49.408368	47.693854	-3.47%	0
2014	47.475083	49.408368	4.07%	0
2013	35.603783	47.475083	33.34%	0
2012	31.661805	35.603783	12.45%	0
2011	36.184810	31.661805	-12.50%	0
2010	28.688135	36.184810	26.13%	0
2009	20.907344	28.688135	37.22%	0
2008	35.269184	20.907344	-40.72%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	32.327628	38.189776	18.13%	0
2016	29.471573	32.327628	9.69%	0
2015	30.571030	29.471573	-3.60%	0
2014	29.420417	30.571030	3.91%	0
2013	22.095073	29.420417	33.15%	2,762
2012	19.680976	22.095073	12.27%	2,976
2011	22.526738	19.680976	-12.63%	5,834
2010	17.877988	22.526738	26.00%	6,082
2009	13.053652	17.877988	36.96%	6,788
2008	22.056356	13.053652	-40.82%	7,369
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.785588	15.027778	27.51%	0
2016	12.674592	11.785588	-7.01%	0
2015	12.497094	12.674592	1.42%	0
2014	13.885382	12.497094	-10.00%	0
2013	10.867417	13.885382	27.77%	0
2012	9.199891	10.867417	18.13%	0
2011	11.341341	9.199891	-18.88%	0
2010	10.241894	11.341341	10.73%	0
2009	8.265661	10.241894	23.91%	0
2008	15.025802	8.265661	-44.99%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.320003	11.873343	27.40%	0
2016	10.038561	9.320003	-7.16%	7,012
2015	9.916556	10.038561	1.23%	7,012
2014	11.034504	9.916556	-10.13%	0
2013	8.650116	11.034504	27.56%	0
2012	7.332737	8.650116	17.97%	0
2011	9.051792	7.332737	-18.99%	0
2010	8.186143	9.051792	10.57%	0
2009	6.617980	8.186143	23.70%	0
2008	12.050897	6.617980	-45.08%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	18.490643	20.937244	13.23%	0
2016	16.860749	18.490643	9.67%	0
2015	17.346540	16.860749	-2.80%	0
2014	15.902646	17.346540	9.08%	0
2013	12.266023	15.902646	29.65%	0
2012	10.361531	12.266023	18.38%	0
2011	10.849199	10.361531	-4.49%	0
2010	9.403027	10.849199	15.38%	0
2009	6.740663	9.403027	39.50%	0
2008	12.864494	6.740663	-47.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	18.050730	20.408682	13.06%	0
2016	16.487486	18.050730	9.48%	0
2015	16.989325	16.487486	-2.95%	0
2014	15.603144	16.989325	8.88%	0
2013	12.045098	15.603144	29.54%	0
2012	10.196218	12.045098	18.13%	0
2011	10.690242	10.196218	-4.62%	0
2010	9.282337	10.690242	15.17%	0
2009	6.665355	9.282337	39.26%	0
2008	12.737852	6.665355	-47.67%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	22.374121	26.140493	16.83%	0
2016	20.852917	22.374121	7.29%	0
2015	21.949044	20.852917	-4.99%	0
2014	20.992133	21.949044	4.56%	0
2013	16.420935	20.992133	27.84%	0
2012	13.183822	16.420935	24.55%	0
2011	14.758302	13.183822	-10.67%	0
2010	11.908774	14.758302	23.93%	0
2009	7.720500	11.908774	54.25%	0
2008	16.136518	7.720500	-52.16%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	20.680017	24.135840	16.71%	0
2016	19.310446	20.680017	7.09%	0
2015	20.353968	19.310446	-5.13%	0
2014	19.499378	20.353968	4.38%	0
2013	15.283821	19.499378	27.58%	0
2012	12.274393	15.283821	24.52%	0
2011	13.768857	12.274393	-10.85%	0
2010	11.120634	13.768857	23.81%	0
2009	7.220757	11.120634	54.01%	0
2008	15.126139	7.220757	-52.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.311382	13.511207	9.75%	0
2016	11.099003	12.311382	10.92%	0
2015	12.075865	11.099003	-8.09%	0
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	21.822121	25.845999	18.44%	0
2016	19.140809	21.822121	14.01%	0
2015	20.222221	19.140809	-5.35%	0
2014	18.930077	20.222221	6.83%	0
2013	14.852723	18.930077	27.45%	0
2012	13.511455	14.852723	9.93%	0
2011	12.970341	13.511455	4.17%	0
2010	10.943301	12.970341	18.52%	0
2009	9.489557	10.943301	15.32%	0
2008	13.254744	9.489557	-28.41%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.970159	17.168806	14.69%	0
2016	14.210478	14.970159	5.35%	0
2015	15.476945	14.210478	-8.18%	0
2014	17.722344	15.476945	-12.67%	0
2013	14.669666	17.722344	20.81%	0
2012	12.622412	14.669666	16.22%	0
2011	14.381813	12.622412	-12.23%	0
2010	13.503615	14.381813	6.50%	0
2009	10.032768	13.503615	34.60%	0
2008	17.130216	10.032768	-41.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.802821	19.673683	24.49%	0
2016	15.805646	15.802821	-0.02%	0
2015	15.396858	15.805646	2.66%	0
2014	14.524615	15.396858	6.01%	0
2013	10.601830	14.524615	37.00%	0
2012	9.540522	10.601830	11.12%	0
2011	10.399406	9.540522	-8.26%	0
2010	8.875011	10.399406	17.18%	0
2009	5.467229	8.875011	62.33%	0
2008	10.964020	5.467229	-50.13%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	19.682551	22.680419	15.23%	0
2016	17.166933	19.682551	14.65%	0
2015	18.674151	17.166933	-8.07%	0
2014	17.465788	18.674151	6.92%	0
2013	13.137993	17.465788	32.94%	0
2012	11.273283	13.137993	16.54%	0
2011	11.750609	11.273283	-4.06%	0
2010	10.363584	11.750609	13.38%	0
2009	8.235574	10.363584	25.84%	0
2008	13.090632	8.235574	-37.09%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	15.438759	17.124397	10.92%	0
2016	14.286579	15.438759	8.06%	0
2015	15.470876	14.286579	-7.66%	0
2014	14.597481	15.470876	5.98%	0
2013	11.524451	14.597481	26.67%	0
2012	10.326627	11.524451	11.60%	0
2011	10.543614	10.326627	-2.06%	0
2010	9.820292	10.543614	7.37%	0
2009	7.810499	9.820292	25.73%	0
2008	11.409064	7.810499	-31.54%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	15.039698	16.637808	10.63%	0
2016	13.948251	15.039698	7.82%	0
2015	15.141882	13.948251	-7.88%	0
2014	14.326773	15.141882	5.69%	0
2013	11.338238	14.326773	26.36%	0
2012	10.183812	11.338238	11.34%	0
2011	10.421819	10.183812	-2.28%	0
2010	9.734082	10.421819	7.07%	0
2009	7.761012	9.734082	25.42%	0
2008	11.365976	7.761012	-31.72%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	19.432894	23.373767	20.28%	0
2016	19.967501	19.432894	-2.68%	0
2015	20.922395	19.967501	-4.56%	0
2014	21.330276	20.922395	-1.91%	0
2013	18.333805	21.330276	16.34%	0
2012	16.232563	18.333805	12.94%	0
2011	17.808472	16.232563	-8.85%	0
2010	16.137015	17.808472	10.36%	0
2009	12.205198	16.137015	32.21%	0
2008	20.948664	12.205198	-41.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	19.781559	22.279404	12.63%	0
2016	17.793675	19.781559	11.17%	0
2015	18.918995	17.793675	-5.95%	0
2014	18.485454	18.918995	2.35%	0
2013	14.643174	18.485454	26.24%	0
2012	13.467388	14.643174	8.73%	0
2011	14.677868	13.467388	-8.25%	0
2010	13.124925	14.677868	11.83%	0
2009	10.285336	13.124925	27.61%	0
2008	14.683111	10.285336	-29.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.497310	16.203402	20.05%	0
2016	13.668746	13.497310	-1.25%	0
2015	13.781490	13.668746	-0.82%	0
2014	13.016646	13.781490	5.88%	0
2013	9.693955	13.016646	34.28%	0
2012*	10.000000	9.693955	-3.06%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.367066	16.001249	19.71%	0
2016	13.561506	13.367066	-1.43%	0
2015	13.695620	13.561506	-0.98%	0
2014	12.976990	13.695620	5.54%	0
2013	9.693522	12.976990	33.87%	0
2012*	10.000000	9.693522	-3.06%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.039207	15.114357	15.91%	0
2016	13.655295	13.039207	-4.51%	0
2015	15.202990	13.655295	-10.18%	0
2014	16.375548	15.202990	-7.16%	0
2013	13.353591	16.375548	22.63%	0
2012	11.434104	13.353591	16.79%	0
2011	12.573051	11.434104	-9.06%	0
2010	11.805310	12.573051	6.50%	0
2009*	10.000000	11.805310	18.05%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.725007	10.930546	25.28%	0
2016	7.370845	8.725007	18.37%	0
2015	9.408359	7.370845	-21.66%	0
2014*	10.000000	9.408359	-5.92%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.438309	16.683905	24.15%	0
2016	13.106805	13.438309	2.53%	0
2015	12.806654	13.106805	2.34%	0
2014	12.037763	12.806654	6.39%	0
2013	8.951713	12.037763	34.47%	0
2012	7.846228	8.951713	14.09%	0
2011	8.532029	7.846228	-8.04%	0
2010	6.738150	8.532029	26.62%	0
2009	4.867711	6.738150	38.43%	0
2008	10.261774	4.867711	-52.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	18.726758	23.186213	23.81%	0
2016	17.562580	18.726758	6.63%	0
2015	18.314022	17.562580	-4.10%	0
2014	20.201934	18.314022	-9.35%	0
2013	14.597201	20.201934	38.40%	0
2012	12.320968	14.597201	18.47%	0
2011	14.045995	12.320968	-12.28%	0
2010	10.543113	14.045995	33.22%	0
2009	6.603319	10.543113	59.66%	0
2008	11.141451	6.603319	-40.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.539835	25.922750	15.01%	8,223
2016	20.213863	22.539835	11.51%	0
2015	20.820876	20.213863	-2.92%	0
2014	19.278867	20.820876	8.00%	0
2013	14.507875	19.278867	32.89%	0
2012	12.775566	14.507875	13.56%	0
2011	13.096854	12.775566	-2.45%	0
2010	12.016178	13.096854	8.99%	0
2009	10.013295	12.016178	20.00%	0
2008	15.192368	10.013295	-34.09%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.381252	19.117508	24.29%	0
2016	15.113680	15.381252	1.77%	7,722
2015	14.505331	15.113680	4.19%	7,722
2014	14.635577	14.505331	-0.89%	7,722
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.047705	12.614613	25.55%	0
2016	9.686323	10.047705	3.73%	0
2015*	10.000000	9.686323	-3.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.355315	12.822670	3.78%	0
2016	11.908896	12.355315	3.75%	0
2015	12.253926	11.908896	-2.82%	0
2014	11.624547	12.253926	5.41%	0
2013	11.931003	11.624547	-2.57%	0
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	0
2010	10.307072	10.793736	4.72%	0
2009	9.615416	10.307072	7.19%	0
2008	10.957326	9.615416	-12.25%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.900966	25.400856	6.28%	0
2016	20.286872	23.900966	17.81%	0
2015	21.663188	20.286872	-6.35%	0
2014	19.571224	21.663188	10.69%	0
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	0
2011	13.732077	13.523452	-1.52%	0
2010	12.383510	13.732077	10.89%	0
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.592513	16.560184	13.48%	0
2016	13.660106	14.592513	6.83%	0
2015	13.803048	13.660106	-1.04%	0
2014	13.415262	13.803048	2.89%	0
2013	11.103511	13.415262	20.82%	0
2012	9.791710	11.103511	13.40%	0
2011	9.899139	9.791710	-1.09%	0
2010	9.017389	9.899139	9.78%	0
2009	7.455703	9.017389	20.95%	0
2008	10.833923	7.455703	-31.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.895891	11.021538	1.15%	0
2016	10.830583	10.895891	0.60%	0
2015	11.077207	10.830583	-2.23%	0
2014	10.767219	11.077207	2.88%	0
2013	11.277224	10.767219	-4.52%	0
2012	10.963430	11.277224	2.86%	0
2011	10.580908	10.963430	3.62%	0
2010	10.186610	10.580908	3.87%	0
2009	9.268369	10.186610	9.91%	0
2008	10.493465	9.268369	-11.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.967326	19.211474	28.36%	0
2016	15.243379	14.967326	-1.81%	0
2015	14.599258	15.243379	4.41%	0
2014	14.628691	14.599258	-0.20%	0
2013	11.603661	14.628691	26.07%	0
2012	9.698831	11.603661	19.64%	0
2011	10.912299	9.698831	-11.12%	0
2010	10.004291	10.912299	9.08%	0
2009	7.209163	10.004291	38.77%	0
2008	11.988593	7.209163	-39.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.564017	19.493829	25.25%	0
2016	14.560960	15.564017	6.89%	0
2015	13.960842	14.560960	4.30%	0
2014	13.182359	13.960842	5.91%	0
2013	10.378207	13.182359	27.02%	0
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	0
2010	8.337279	9.657187	15.83%	0
2009	6.130054	8.337279	36.01%	0
2008	11.213159	6.130054	-45.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.768617	16.452943	19.50%	0
2016	12.646627	13.768617	8.87%	0
2015	12.766017	12.646627	-0.94%	0
2014	11.817868	12.766017	8.02%	0
2013	9.069012	11.817868	30.31%	0
2012	7.905590	9.069012	14.72%	0
2011	8.251065	7.905590	-4.19%	0
2010	7.586684	8.251065	8.76%	0
2009	5.923551	7.586684	28.08%	0
2008	9.759595	5.923551	-39.31%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.461433	10.945571	4.63%	0
2016	9.350611	10.461433	11.88%	0
2015	9.796910	9.350611	-4.56%	0
2014*	10.000000	9.796910	-2.03%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.524370	16.536585	22.27%	0
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
2009	5.085011	7.622653	49.90%	0
2008*	10.000000	5.085011	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.330256	17.821930	16.25%	0
2016	14.205771	15.330256	7.92%	0
2015	14.542793	14.205771	-2.32%	0
2014	13.417002	14.542793	8.39%	0
2013	9.865976	13.417002	35.99%	0
2012	9.029504	9.865976	9.26%	0
2011	9.516007	9.029504	-5.11%	0
2010	7.857237	9.516007	21.11%	0
2009	6.095432	7.857237	28.90%	0
2008*	10.000000	6.095432	-39.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.211716	17.646102	16.00%	0
2016	14.096301	15.211716	7.91%	0
2015	14.444423	14.096301	-2.41%	0
2014	13.337464	14.444423	8.30%	0
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
2011	9.492455	8.999172	-5.20%	0
2010	7.839014	9.492455	21.09%	0
2009	6.093540	7.839014	28.64%	0
2008*	10.000000	6.093540	-39.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.523060	14.703318	17.41%	0
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.203261	13.401242	9.82%	0
2016	11.734820	12.203261	3.99%	0
2015	12.102530	11.734820	-3.04%	0
2014	11.840679	12.102530	2.21%	0
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
2011	10.014215	9.682343	-3.31%	0
2010	9.255380	10.014215	8.20%	0
2009	7.881950	9.255380	17.43%	0
2008*	10.000000	7.881950	-21.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.544298	14.237320	13.50%	0
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0
2008*	10.000000	7.163165	-28.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.379985	11.862176	4.24%	0
2016	11.099563	11.379985	2.53%	0
2015	11.409824	11.099563	-2.72%	0
2014	11.266760	11.409824	1.27%	0
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
2011	10.464567	10.400470	-0.61%	0
2010	9.998153	10.464567	4.67%	0
2009	9.026837	9.998153	10.76%	0
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.405009	13.855955	11.70%	0
2016	11.858311	12.405009	4.61%	0
2015	12.230698	11.858311	-3.04%	0
2014	11.934880	12.230698	2.48%	0
2013	10.337789	11.934880	15.45%	0
2012	9.387965	10.337789	10.12%	0
2011	9.807936	9.387965	-4.28%	0
2010	8.986208	9.807936	9.14%	0
2009	7.519299	8.986208	19.51%	0
2008*	10.000000	7.519299	-24.81%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.485081	14.447115	15.72%	0
2016	11.840327	12.485081	5.45%	0
2015	12.266942	11.840327	-3.48%	0
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	0
2010	8.437446	9.369473	11.05%	0
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.015919	12.940438	7.69%	0
2016	11.566698	12.015919	3.88%	0
2015	11.929841	11.566698	-3.04%	0
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	0
2010	9.526187	10.179093	6.85%	0
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	12.035550	12.314130	2.31%	0
2016	11.657270	12.035550	3.25%	0
2015	11.981478	11.657270	-2.71%	0
2014	11.637677	11.981478	2.95%	0
2013	12.106622	11.637677	-3.87%	0
2012	11.465299	12.106622	5.59%	0
2011	10.974847	11.465299	4.47%	0
2010	10.460628	10.974847	4.92%	0
2009	9.812152	10.460628	6.61%	0
2008*	10.000000	9.812152	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.760398	12.007565	2.10%	0
2016	11.427752	11.760398	2.91%	0
2015	11.764565	11.427752	-2.86%	0
2014	11.468059	11.764565	2.59%	0
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
2011	10.902664	11.351786	4.12%	0
2010	10.418934	10.902664	4.64%	0
2009	9.790412	10.418934	6.42%	0
2008*	10.000000	9.790412	-2.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0
2010	11.178289	11.843644	5.95%	0
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	19.233285	26.620243	38.41%	0
2016	18.259150	19.233285	5.34%	0
2015	22.242721	18.259150	-17.91%	0
2014	24.076442	22.242721	-7.62%	0
2013	24.462901	24.076442	-1.58%	0
2012	21.337877	24.462901	14.65%	0
2011	28.129178	21.337877	-24.14%	0
2010	24.762342	28.129178	13.60%	0
2009	15.493149	24.762342	59.83%	0
2008	37.580654	15.493149	-58.77%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.651080	12.657178	0.05%	0
2016	12.813515	12.651080	-1.27%	0
2015	13.089274	12.813515	-2.11%	0
2014	12.772798	13.089274	2.48%	0
2013	13.584414	12.772798	-5.97%	0
2012	13.451160	13.584414	0.99%	0
2011	12.796487	13.451160	5.12%	0
2010	12.461721	12.796487	2.69%	0
2009	12.383105	12.461721	0.63%	0
2008	11.730245	12.383105	5.57%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.713210	8.575405	-1.58%	0
2016	8.889869	8.713210	-1.99%	0
2015	9.071292	8.889869	-2.00%	0
2014	9.256420	9.071292	-2.00%	0
2013	9.445328	9.256420	-2.00%	12,382
2012	9.638619	9.445328	-2.01%	10,003
2011	9.834772	9.638619	-1.99%	18,047
2010	10.035465	9.834772	-2.00%	18,339
2009	10.235974	10.035465	-1.96%	16,036
2008	10.234681	10.235974	0.01%	12,163

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.972666	9.929249	24.54%	0
2016	8.083699	7.972666	-1.37%	0
2015	8.523224	8.083699	-5.16%	0
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
2011	7.634417	6.733779	-11.80%	0
2010	6.893687	7.634417	10.75%	0
2009	5.434017	6.893687	26.86%	0
2008*	10.000000	5.434017	-45.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.536809	21.515309	16.07%	0
2016	17.278160	18.536809	7.28%	0
2015	17.808555	17.278160	-2.98%	0
2014	17.309086	17.808555	2.89%	0
2013	13.880185	17.309086	24.70%	0
2012	12.220621	13.880185	13.58%	0
2011	12.979833	12.220621	-5.85%	0
2010	11.554270	12.979833	12.34%	673
2009	9.268528	11.554270	24.66%	351
2008	14.975533	9.268528	-38.11%	442
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.209990	16.565890	8.91%	0
2016	14.599376	15.209990	4.18%	0
2015	14.923255	14.599376	-2.17%	0
2014	14.560189	14.923255	2.49%	0
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	0
2009*	10.000000	11.484351	14.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.546474	19.743144	12.52%	0
2016	16.617463	17.546474	5.59%	0
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.983119	13.447248	3.57%	0
2016	12.705609	12.983119	2.18%	0
2015	12.930679	12.705609	-1.74%	0
2014	12.700472	12.930679	1.81%	0
2013	12.362343	12.700472	2.74%	0
2012	11.994469	12.362343	3.07%	0
2011	11.890182	11.994469	0.88%	0
2010	11.457627	11.890182	3.78%	0
2009	10.717782	11.457627	6.90%	0
2008	11.637444	10.717782	-7.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.292223	18.031392	10.67%	0
2016	15.515512	16.292223	5.01%	0
2015	15.885341	15.515512	-2.33%	0
2014	15.411062	15.885341	3.08%	0
2013	13.483539	15.411062	14.30%	0
2012	12.416839	13.483539	8.59%	0
2011	12.674820	12.416839	-2.04%	0
2010	11.660731	12.674820	8.70%	2,200
2009	9.987539	11.660731	16.75%	2,200
2008	13.269536	9.987539	-24.73%	1,707
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.720282	20.263511	14.35%	0
2016	16.667259	17.720282	6.32%	0
2015	17.132464	16.667259	-2.72%	0
2014	16.656450	17.132464	2.86%	0
2013	13.888377	16.656450	19.93%	0
2012	12.458185	13.888377	11.48%	0
2011	12.988135	12.458185	-4.08%	0
2010	11.745567	12.988135	10.58%	0
2009	9.635038	11.745567	21.90%	0
2008	14.330455	9.635038	-32.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.873020	15.919072	7.03%	0
2016	14.356930	14.873020	3.59%	0
2015	14.654412	14.356930	-2.03%	0
2014	14.276842	14.654412	2.64%	0
2013	13.184468	14.276842	8.29%	0
2012	12.452983	13.184468	5.87%	0
2011	12.449767	12.452983	0.03%	0
2010	11.706733	12.449767	6.35%	0
2009	10.427276	11.706733	12.27%	0
2008	12.524365	10.427276	-16.74%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.876902	28.544559	24.77%	0
2016	22.524297	22.876902	1.57%	0
2015	21.870124	22.524297	2.99%	0
2014	20.511466	21.870124	6.62%	0
2013	15.310433	20.511466	33.97%	0
2012	13.163853	15.310433	16.31%	0
2011	13.738825	13.163853	-4.19%	0
2010	12.885161	13.738825	6.63%	0
2009*	10.000000	12.885161	28.85%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.424098	27.925871	24.54%	0
2016	22.144288	22.424098	1.26%	0
2015	21.556640	22.144288	2.73%	0
2014	20.261702	21.556640	6.39%	0
2013	15.170352	20.261702	33.56%	5,547
2012	13.072444	15.170352	16.05%	5,960
2011	13.680001	13.072444	-4.44%	12,245
2010	12.863456	13.680001	6.35%	13,548
2009*	10.000000	12.863456	28.63%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	27.537685	31.247143	13.47%	0
2016	23.358675	27.537685	17.89%	0
2015	24.455166	23.358675	-4.48%	0
2014	22.805859	24.455166	7.23%	0
2013	17.490703	22.805859	30.39%	0
2012	15.193670	17.490703	15.12%	0
2011	15.907893	15.193670	-4.49%	0
2010	12.862130	15.907893	23.68%	0
2009	9.597141	12.862130	34.02%	0
2008	15.413782	9.597141	-37.74%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	25.468967	28.848646	13.27%	1,999
2016	21.653606	25.468967	17.62%	1,999
2015	22.725466	21.653606	-4.72%	1,999
2014	21.240266	22.725466	6.99%	1,999
2013	16.319574	21.240266	30.15%	0
2012	14.200274	16.319574	14.92%	0
2011	14.888266	14.200274	-4.62%	0
2010	12.069872	14.888266	23.35%	0
2009	9.022788	12.069872	33.77%	0
2008	14.525877	9.022788	-37.88%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.620947	11.836961	23.03%	0
2016	10.065558	9.620947	-4.42%	0
2015	10.338679	10.065558	-2.64%	0
2014	10.694285	10.338679	-3.33%	0
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	0
2011	8.988754	7.961507	-11.43%	0
2010	8.059411	8.988754	11.53%	0
2009	6.042180	8.059411	33.39%	0
2008*	10.000000	6.042180	-39.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.613398	10.376907	20.47%	0
2016	8.352262	8.613398	3.13%	0
2015	8.982632	8.352262	-7.02%	0
2014*	10.000000	8.982632	-10.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.557271	10.276575	20.09%	0
2016	8.317125	8.557271	2.89%	0
2015	8.966221	8.317125	-7.24%	0
2014*	10.000000	8.966221	-10.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.943453	17.748576	27.29%	0
2016	13.949614	13.943453	-0.04%	0
2015	13.802351	13.949614	1.07%	0
2014	12.786410	13.802351	7.95%	0
2013	9.706761	12.786410	31.73%	0
2012	8.528738	9.706761	13.81%	0
2011	8.993135	8.528738	-5.16%	0
2010	7.954801	8.993135	13.05%	0
2009	6.275218	7.954801	26.77%	0
2008*	10.000000	6.275218	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.100960	15.804534	12.08%	0
2016	12.398508	14.100960	13.73%	0
2015	13.101821	12.398508	-5.37%	0
2014	12.127009	13.101821	8.04%	0
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	0
2010	7.820676	8.641256	10.49%	0
2009	6.263383	7.820676	24.86%	0
2008*	10.000000	6.263383	-37.37%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.037310	17.543834	24.98%	0
2016	13.505177	14.037310	3.94%	0
2015	13.828628	13.505177	-2.34%	0
2014	13.604811	13.828628	1.65%	0
2013	10.015678	13.604811	35.84%	0
2012	8.915007	10.015678	12.35%	0
2011	9.520352	8.915007	-6.36%	0
2010	7.681338	9.520352	23.94%	0
2009	6.185976	7.681338	24.17%	0
2008*	10.000000	6.185976	-38.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.244330	20.354997	11.57%	0
2016	15.830408	18.244330	15.25%	0
2015	16.633495	15.830408	-4.83%	0
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	0
2010	8.524647	9.994435	17.24%	0
2009	6.667167	8.524647	27.86%	0
2008*	10.000000	6.667167	-33.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	15.101102	18.447691	22.16%	0
2016	14.259383	15.101102	5.90%	0
2015	14.473758	14.259383	-1.48%	0
2014	14.403568	14.473758	0.49%	0
2013	10.209987	14.403568	41.07%	0
2012	9.212641	10.209987	10.83%	0
2011	9.481943	9.212641	-2.84%	0
2010	7.733752	9.481943	22.60%	0
2009	6.204738	7.733752	24.64%	0
2008	11.842952	6.204738	-47.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	26.267176	28.076518	6.89%	0
2016	21.282514	26.267176	23.42%	0
2015	23.108655	21.282514	-7.90%	0
2014	22.033072	23.108655	4.88%	0
2013	16.013060	22.033072	37.59%	0
2012	13.566794	16.013060	18.03%	0
2011	14.582567	13.566794	-6.97%	0
2010	11.753028	14.582567	24.07%	0
2009	9.501962	11.753028	23.69%	0
2008	14.291216	9.501962	-33.51%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	23.531815	25.081229	6.58%	0
2016	19.114602	23.531815	23.11%	0
2015	20.813820	19.114602	-8.16%	0
2014	19.892797	20.813820	4.63%	0
2013	14.496450	19.892797	37.23%	0
2012	12.296202	14.496450	17.89%	0
2011	13.270351	12.296202	-7.34%	0
2010	10.706455	13.270351	23.95%	0
2009	8.680245	10.706455	23.34%	0
2008	13.083863	8.680245	-33.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	25.993068	28.910645	11.22%	0
2016	21.592021	25.993068	20.38%	0
2015	22.399003	21.592021	-3.60%	0
2014	22.671372	22.399003	-1.20%	0
2013	16.417749	22.671372	38.09%	0
2012	14.504931	16.417749	13.19%	0
2011	15.671589	14.504931	-7.44%	0
2010	12.760261	15.671589	22.82%	0
2009	9.666295	12.760261	32.01%	0
2008	15.958307	9.666295	-39.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	25.673866	28.483043	10.94%	0
2016	21.377098	25.673866	20.10%	0
2015	22.234796	21.377098	-3.86%	0
2014	22.563171	22.234796	-1.46%	0
2013	16.380774	22.563171	37.74%	3,587
2012	14.506905	16.380774	12.92%	4,046
2011	15.714334	14.506905	-7.68%	8,135
2010	12.829889	15.714334	22.48%	8,162
2009	9.738716	12.829889	31.74%	8,807
2008	16.121027	9.738716	-39.59%	9,101
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	14.530104	17.123355	17.85%	0
2016	13.337580	14.530104	8.94%	0
2015	13.520301	13.337580	-1.35%	0
2014	12.338279	13.520301	9.58%	0
2013	9.626079	12.338279	28.18%	0
2012	8.628212	9.626079	11.57%	0
2011	8.770769	8.628212	-1.63%	0
2010	7.904406	8.770769	10.96%	0
2009	6.423977	7.904406	23.05%	0
2008	11.227110	6.423977	-42.78%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.125661	13.654170	4.03%	0
2016	12.495876	13.125661	5.04%	0
2015	13.515974	12.495876	-7.55%	0
2014	10.723935	13.515974	26.04%	0
2013	10.655105	10.723935	0.65%	0
2012	9.407227	10.655105	13.27%	0
2011	9.043639	9.407227	4.02%	0
2010	7.108237	9.043639	27.23%	0
2009	5.557552	7.108237	27.90%	0
2008*	10.000000	5.557552	-44.42%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.866683	9.822585	-0.45%	0
2016	9.822736	9.866683	0.45%	0
2015	10.057519	9.822736	-2.33%	0
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	0.37%	0
2009	9.810294	10.297627	4.97%	0
2008*	10.000000	9.810294	-1.90%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.325336	16.026557	20.27%	0
2016	13.446598	13.325336	-0.90%	0
2015	14.278380	13.446598	-5.83%	0
2014	15.862133	14.278380	-9.98%	0
2013	13.477526	15.862133	17.69%	0
2012	11.502750	13.477526	17.17%	0
2011	13.402685	11.502750	-14.18%	0
2010	12.859919	13.402685	4.22%	0
2009*	10.000000	12.859919	28.60%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.132134	23.366969	16.07%	0
2016	18.697840	20.132134	7.67%	0
2015	19.168302	18.697840	-2.45%	0
2014	17.719822	19.168302	8.17%	0
2013	13.140127	17.719822	34.85%	0
2012	12.082344	13.140127	8.75%	0
2011	12.720283	12.082344	-5.02%	0
2010	10.565006	12.720283	20.40%	0
2009	8.202784	10.565006	28.80%	0
2008	13.822570	8.202784	-40.66%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	21.127692	28.298660	33.94%	0
2016	21.540045	21.127692	-1.91%	0
2015	21.145670	21.540045	1.87%	0
2014	21.093726	21.145670	0.25%	0
2013	16.907166	21.093726	24.76%	0
2012	14.227479	16.907166	18.83%	0
2011	15.829696	14.227479	-10.12%	0
2010	13.928734	15.829696	13.65%	0
2009	10.168716	13.928734	36.98%	0
2008	17.348921	10.168716	-41.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	20.331733	27.163686	33.60%	0
2016	20.778176	20.331733	-2.15%	0
2015	20.451209	20.778176	1.60%	0
2014	20.448194	20.451209	0.01%	0
2013	16.430531	20.448194	24.45%	0
2012	13.862315	16.430531	18.53%	0
2011	15.463332	13.862315	-10.35%	0
2010	13.637184	15.463332	13.39%	0
2009	9.985695	13.637184	36.57%	0
2008	17.077327	9.985695	-41.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	10.004805	10.420312	4.15%	0
2016	9.582391	10.004805	4.41%	0
2015	10.004117	9.582391	-4.22%	0
2014	9.926512	10.004117	0.78%	0
2013	10.142534	9.926512	-2.13%	0
2012*	10.000000	10.142534	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	16.831093	17.491147	3.92%	0
2016	16.161125	16.831093	4.15%	0
2015	16.912410	16.161125	-4.44%	0
2014	16.838048	16.912410	0.44%	0
2013	17.244983	16.838048	-2.36%	0
2012	15.552671	17.244983	10.88%	0
2011	15.766911	15.552671	-1.36%	0
2010	14.017774	15.766911	12.48%	0
2009	12.080055	14.017774	16.04%	0
2008	14.414634	12.080055	-16.20%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.661969	10.734262	23.92%	0
2016	9.084958	8.661969	-4.66%	0
2015	8.991116	9.084958	1.04%	0
2014*	10.000000	8.991116	-10.09%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	18.762446	21.447356	14.31%	5,731
2016	17.200829	18.762446	9.08%	0
2015	17.022982	17.200829	1.04%	0
2014	15.733957	17.022982	8.19%	0
2013	12.214744	15.733957	28.81%	0
2012	10.689176	12.214744	14.27%	0
2011	10.941283	10.689176	-2.30%	0
2010	9.638981	10.941283	13.51%	0
2009	7.684510	9.638981	25.43%	0
2008	12.776791	7.684510	-39.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	28.722079	32.134244	11.88%	0
2016	24.824845	28.722079	15.70%	0
2015	26.919594	24.824845	-7.78%	0
2014	24.540419	26.919594	9.69%	0
2013	17.757456	24.540419	38.20%	0
2012	15.358163	17.757456	15.62%	0
2011	16.025532	15.358163	-4.16%	0
2010	13.250771	16.025532	20.94%	0
2009	9.855468	13.250771	34.45%	0
2008	16.176541	9.855468	-39.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	16.666531	18.606319	11.64%	3,304
2016	14.451738	16.666531	15.33%	3,304
2015	15.703670	14.451738	-7.97%	3,304
2014	14.351532	15.703670	9.42%	3,304
2013	10.413795	14.351532	37.81%	0
2012	9.031003	10.413795	15.31%	0
2011	9.439896	9.031003	-4.33%	0
2010	7.827619	9.439896	20.60%	0
2009	5.835213	7.827619	34.14%	0
2008	9.604716	5.835213	-39.25%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.249807	11.027824	7.59%	0
2016	9.237809	10.249807	10.95%	0
2015	9.654692	9.237809	-4.32%	0
2014*	10.000000	9.654692	-3.45%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	7.18%	0
2009*	10.000000	10.819270	8.19%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.847411	10.764172	-0.77%	0
2016	10.925600	10.847411	-0.72%	0
2015	11.125344	10.925600	-1.80%	0
2014	11.268074	11.125344	-1.27%	0
2013	11.524803	11.268074	-2.23%	0
2012	11.121145	11.524803	3.63%	0
2011	11.234258	11.121145	-1.01%	0
2010	10.898362	11.234258	3.08%	0
2009*	10.000000	10.898362	8.98%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.211224	12.11%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.307815	13.224295	28.29%	0
2016*	10.000000	10.307815	3.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	12.824615	15.909783	24.06%	0
2016	13.414745	12.824615	-4.40%	0
2015	13.669395	13.414745	-1.86%	0
2014	14.962539	13.669395	-8.64%	0
2013	11.921325	14.962539	25.51%	0
2012	9.978289	11.921325	19.47%	0
2011	12.257402	9.978289	-18.59%	0
2010	11.367633	12.257402	7.83%	0
2009	9.307018	11.367633	22.14%	0
2008	16.944843	9.307018	-45.07%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	23.859959	25.224806	5.72%	0
2016	19.095423	23.859959	24.95%	0
2015	20.347755	19.095423	-6.15%	0
2014	20.073702	20.347755	1.37%	0
2013	14.671916	20.073702	36.82%	0
2012	12.743509	14.671916	15.13%	0
2011	13.648189	12.743509	-6.63%	0
2010	11.054182	13.648189	23.47%	0
2009	8.575695	11.054182	28.90%	0
2008	14.431592	8.575695	-40.58%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.493374	7.199150	-3.93%	0
2016	5.331350	7.493374	40.55%	0
2015	8.196559	5.331350	-34.96%	0
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.643509	7.363868	-3.66%	0
2016	5.426921	7.643509	40.84%	0
2015	8.321022	5.426921	-34.78%	0
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.756738	28.070147	23.35%	0
2016	21.550422	22.756738	5.60%	0
2015	22.643000	21.550422	-4.83%	0
2014	23.547371	22.643000	-3.84%	0
2013	15.993807	23.547371	47.23%	0
2012	15.130113	15.993807	5.71%	0
2011	16.182164	15.130113	-6.50%	0
2010	13.024972	16.182164	24.24%	0
2009*	10.000000	13.024972	30.25%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	18.701233	21.725873	16.17%	0
2016	17.188675	18.701233	8.80%	0
2015	17.301578	17.188675	-0.65%	0
2014	16.162154	17.301578	7.05%	0
2013	12.259382	16.162154	31.83%	0
2012	10.675591	12.259382	14.84%	0
2011	10.274830	10.675591	3.90%	0
2010	9.299500	10.274830	10.49%	0
2009	7.888844	9.299500	17.88%	0
2008	13.581033	7.888844	-41.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	14.671785	17.978572	22.54%	0
2016	15.098524	14.671785	-2.83%	0
2015	15.053079	15.098524	0.30%	0
2014	16.429688	15.053079	-8.38%	0
2013	13.666980	16.429688	20.21%	0
2012	12.219216	13.666980	11.85%	0
2011	15.484633	12.219216	-21.09%	0
2010	15.156796	15.484633	2.16%	0
2009	11.517012	15.156796	31.60%	0
2008	25.169998	11.517012	-54.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	17.211464	22.199820	28.98%	0
2016	17.166528	17.211464	0.26%	0
2015	15.809635	17.166528	8.58%	0
2014	14.178232	15.809635	11.51%	0
2013	10.565637	14.178232	34.19%	0
2012	9.289525	10.565637	13.74%	0
2011	9.804436	9.289525	-5.72%	0
2010	9.113498	9.804436	7.58%	0
2009	6.786142	9.113498	34.30%	0
2008	11.513086	6.786142	-41.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.915882	34.175457	10.54%	0
2016	25.290808	30.915882	22.24%	0
2015	27.379191	25.290808	-7.63%	0
2014	25.656952	27.379191	6.71%	0
2013	19.031192	25.656952	34.82%	0
2012	16.401235	19.031192	16.04%	0
2011	18.323800	16.401235	-10.49%	0
2010	14.777630	18.323800	24.00%	0
2009	10.575612	14.777630	39.73%	0
2008	16.804643	10.575612	-37.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.483722	16.132559	11.38%	0
2016	14.244007	14.483722	1.68%	0
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.713249	31.614910	10.11%	0
2016	23.314282	28.713249	23.16%	0
2015	24.369982	23.314282	-4.33%	0
2014	23.667885	24.369982	2.97%	0
2013	17.171545	23.667885	37.83%	0
2012	15.147290	17.171545	13.36%	0
2011	15.377142	15.147290	-1.49%	0
2010	12.476380	15.377142	23.25%	0
2009	10.187872	12.476380	22.46%	0
2008	15.055851	10.187872	-32.33%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	20.724905	24.674193	19.06%	0
2016	18.940082	20.724905	9.42%	0
2015	19.124742	18.940082	-0.97%	0
2014	17.214073	19.124742	11.10%	0
2013	13.310956	17.214073	29.32%	0
2012	11.742196	13.310956	13.36%	0
2011	11.766494	11.742196	-0.21%	0
2010	10.460408	11.766494	12.49%	0
2009	8.453225	10.460408	23.74%	0
2008	13.730091	8.453225	-38.43%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	22.855460	27.137457	18.74%	0
2016	20.937004	22.855460	9.16%	0
2015	21.191170	20.937004	-1.20%	0
2014	19.128079	21.191170	10.79%	0
2013	14.827198	19.128079	29.01%	0
2012	13.109595	14.827198	13.10%	0
2011	13.169987	13.109595	-0.46%	0
2010	11.738940	13.169987	12.19%	0
2009	9.508226	11.738940	23.46%	0
2008	15.487701	9.508226	-38.61%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	17.909677	20.233727	12.98%	0
2016	16.565079	17.909677	8.12%	0
2015	17.469919	16.565079	-5.18%	0
2014	15.720676	17.469919	11.13%	0
2013	11.946571	15.720676	31.59%	0
2012	10.892777	11.946571	9.67%	0
2011	11.020946	10.892777	-1.16%	0
2010	9.799533	11.020946	12.46%	0
2009	7.479752	9.799533	31.01%	0
2008	11.645525	7.479752	-35.77%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.205840	10.341338	1.33%	0
2016	9.563324	10.205840	6.72%	0
2015	9.861315	9.563324	-3.02%	0
2014*	10.000000	9.861315	-1.39%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	21.756669	22.710571	4.38%	0
2016	19.393149	21.756669	12.19%	0
2015	20.353194	19.393149	-4.72%	0
2014	20.288075	20.353194	0.32%	0
2013	19.406740	20.288075	4.54%	0
2012	17.334048	19.406740	11.96%	0
2011	16.865697	17.334048	2.78%	0
2010	15.053418	16.865697	12.04%	0
2009	10.079066	15.053418	49.35%	0
2008	13.923551	10.079066	-27.61%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	9.957329	10.794354	8.41%	0
2016	10.641986	9.957329	-6.43%	0
2015	11.611897	10.641986	-8.35%	0
2014	12.014826	11.611897	-3.35%	0
2013	10.563951	12.014826	13.73%	0
2012	9.802682	10.563951	7.77%	0
2011	10.590860	9.802682	-7.44%	0
2010	9.567799	10.590860	10.69%	0
2009	8.624024	9.567799	10.94%	0
2008	12.518773	8.624024	-31.11%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	14.038972	14.306934	1.91%	0
2016	13.804081	14.038972	1.70%	0
2015	14.127397	13.804081	-2.29%	0
2014	13.895972	14.127397	1.67%	0
2013	14.041477	13.895972	-1.04%	0
2012	13.065806	14.041477	7.47%	0
2011	13.042126	13.065806	0.18%	0
2010	12.271411	13.042126	6.28%	0
2009	10.402394	12.271411	17.97%	0
2008	11.454934	10.402394	-9.19%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.675691	13.898385	1.63%	0
2016	13.484859	13.675691	1.42%	0
2015	13.827855	13.484859	-2.48%	0
2014	13.638165	13.827855	1.39%	0
2013	13.819888	13.638165	-1.31%	0
2012	12.892006	13.819888	7.20%	0
2011	12.904234	12.892006	-0.09%	0
2010	12.166598	12.904234	6.06%	0
2009	10.337527	12.166598	17.69%	0
2008	11.416135	10.337527	-9.45%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	14.281513	15.939860	11.61%	0
2016	14.153639	14.281513	0.90%	0
2015	14.446208	14.153639	-2.03%	0
2014	13.955131	14.446208	3.52%	0
2013	12.331741	13.955131	13.16%	0
2012	11.198893	12.331741	10.12%	0
2011	11.748604	11.198893	-4.68%	0
2010	10.508330	11.748604	11.80%	0
2009	8.320267	10.508330	26.30%	0
2008	11.934060	8.320267	-30.28%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	13.261886	14.776136	11.42%	0
2016	13.164853	13.261886	0.74%	0
2015	13.448496	13.164853	-2.11%	0
2014	13.009439	13.448496	3.37%	0
2013	11.515295	13.009439	12.98%	0
2012	10.475178	11.515295	9.93%	0
2011	11.003811	10.475178	-4.80%	0
2010	9.857531	11.003811	11.63%	0
2009	7.815852	9.857531	26.12%	0
2008	11.224125	7.815852	-30.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	12.587696	14.635813	16.27%	0
2016	12.556263	12.587696	0.25%	0
2015	12.822917	12.556263	-2.08%	0
2014	12.379437	12.822917	3.58%	0
2013	10.330742	12.379437	19.83%	0
2012	9.144963	10.330742	12.97%	0
2011	9.959929	9.144963	-8.18%	0
2010	8.752402	9.959929	13.80%	0
2009	6.729125	8.752402	30.07%	0
2008	10.714238	6.729125	-37.19%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	11.461918	13.303804	16.07%	0
2016	11.451956	11.461918	0.09%	0
2015	11.713295	11.451956	-2.23%	0
2014	11.329282	11.713295	3.39%	0
2013	9.473749	11.329282	19.59%	0
2012	8.402530	9.473749	12.75%	0
2011	9.170461	8.402530	-8.37%	0
2010	8.069233	9.170461	13.65%	0
2009	6.221647	8.069233	29.70%	0
2008	9.916137	6.221647	-37.26%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	15.723116	17.903936	13.87%	0
2016	14.979089	15.723116	4.97%	0
2015	15.215393	14.979089	-1.55%	0
2014	14.109973	15.215393	7.83%	0
2013	12.054642	14.109973	17.05%	0
2012	10.706590	12.054642	12.59%	0
2011	11.359449	10.706590	-5.75%	0
2010	9.828924	11.359449	15.57%	0
2009	7.252672	9.828924	35.52%	0
2008	11.223104	7.252672	-35.38%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	16.127315	18.343699	13.74%	0
2016	15.389843	16.127315	4.79%	0
2015	15.655540	15.389843	-1.70%	0
2014	14.527675	15.655540	7.76%	0
2013	12.434022	14.527675	16.84%	0
2012	11.056252	12.434022	12.46%	0
2011	11.736203	11.056252	-5.79%	0
2010	10.174947	11.736203	15.34%	0
2009	7.509879	10.174947	35.49%	0
2008	11.643292	7.509879	-35.50%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	13.899255	16.850249	21.23%	0
2016	13.808737	13.899255	0.66%	0
2015	13.936521	13.808737	-0.92%	0
2014	12.831488	13.936521	8.61%	0
2013	9.465911	12.831488	35.55%	0
2012	7.882513	9.465911	20.09%	0
2011	8.269169	7.882513	-4.68%	0
2010	7.150404	8.269169	15.65%	0
2009	5.371038	7.150404	33.13%	0
2008	9.324066	5.371038	-42.40%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	13.557326	16.401384	20.98%	0
2016	13.481780	13.557326	0.56%	0
2015	13.624398	13.481780	-1.05%	0
2014	12.569652	13.624398	8.39%	0
2013	9.281924	12.569652	35.42%	0
2012	7.751951	9.281924	19.74%	0
2011	8.139157	7.751951	-4.76%	0
2010	7.042681	8.139157	15.57%	0
2009	5.295070	7.042681	33.00%	0
2008	9.217209	5.295070	-42.55%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	16.592435	18.334462	10.50%	0
2016	14.366640	16.592435	15.49%	0
2015	15.292619	14.366640	-6.06%	0
2014	14.370142	15.292619	6.42%	0
2013	11.460443	14.370142	25.39%	0
2012	9.984688	11.460443	14.78%	0
2011	10.106441	9.984688	-1.20%	0
2010	8.965123	10.106441	12.73%	0
2009	7.038920	8.965123	27.37%	0
2008	12.543105	7.038920	-43.88%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	17.736994	19.572354	10.35%	0
2016	15.382936	17.736994	15.30%	0
2015	16.400023	15.382936	-6.20%	0
2014	15.434488	16.400023	6.26%	0
2013	12.327058	15.434488	25.21%	0
2012	10.751882	12.327058	14.65%	0
2011	10.905042	10.751882	-1.40%	0
2010	9.687928	10.905042	12.56%	0
2009	7.615046	9.687928	27.22%	0
2008	13.595286	7.615046	-43.99%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	9.822106	9.686678	-1.38%	0
2016	10.006653	9.822106	-1.84%	0
2015	10.213214	10.006653	-2.02%	0
2014	10.425923	10.213214	-2.04%	0
2013	10.641031	10.425923	-2.02%	0
2012	10.849589	10.641031	-1.92%	0
2011	11.063950	10.849589	-1.94%	0
2010	11.268130	11.063950	-1.81%	0
2009	11.421623	11.268130	-1.34%	0
2008	11.317913	11.421623	0.92%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	15.575146	17.815766	14.39%	0
2016	13.713598	15.575146	13.57%	0
2015	14.337701	13.713598	-4.35%	0
2014	13.260448	14.337701	8.12%	0
2013	10.143738	13.260448	30.73%	0
2012	8.746945	10.143738	15.97%	0
2011	8.791211	8.746945	-0.50%	0
2010	7.827364	8.791211	12.31%	0
2009	6.284331	7.827364	24.55%	0
2008	11.019598	6.284331	-42.97%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	15.717159	17.953452	14.23%	0
2016	13.854861	15.717159	13.44%	0
2015	14.513275	13.854861	-4.54%	0
2014	13.442206	14.513275	7.97%	0
2013	10.299047	13.442206	30.52%	0
2012	8.892433	10.299047	15.82%	0
2011	8.956447	8.892433	-0.71%	0
2010	7.982502	8.956447	12.20%	0
2009	6.416198	7.982502	24.41%	0
2008	11.274668	6.416198	-43.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.609077	17.997265	32.24%	0
2016	13.794682	13.609077	-1.35%	0
2015	13.155564	13.794682	4.86%	0
2014	12.079423	13.155564	8.91%	0
2013	9.054158	12.079423	33.41%	0
2012	8.070220	9.054158	12.19%	0
2011	8.227155	8.070220	-1.91%	0
2010	6.770438	8.227155	21.52%	0
2009	5.393870	6.770438	25.52%	0
2008	10.436772	5.393870	-48.32%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.435769	13.781689	32.06%	0
2016	10.595312	10.435769	-1.51%	0
2015	10.118450	10.595312	4.71%	0
2014	9.305410	10.118450	8.74%	0
2013	6.985308	9.305410	33.21%	0
2012	6.233965	6.985308	12.05%	0
2011	6.366225	6.233965	-2.08%	0
2010	5.247241	6.366225	21.33%	0
2009	4.186350	5.247241	25.34%	0
2008	8.111717	4.186350	-48.39%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.363324	14.015760	4.88%	0
2016	11.927856	13.363324	12.03%	0
2015	12.652744	11.927856	-5.73%	0
2014	12.780221	12.652744	-1.00%	0
2013	12.323787	12.780221	3.70%	0
2012	11.018175	12.323787	11.85%	0
2011	10.823290	11.018175	1.80%	0
2010	9.710790	10.823290	11.46%	0
2009	6.895406	9.710790	40.83%	0
2008	9.394378	6.895406	-26.60%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	14.230848	14.903661	4.73%	0
2016	12.724814	14.230848	11.84%	0
2015	13.513568	12.724814	-5.84%	0
2014	13.672755	13.513568	-1.16%	0
2013	13.206366	13.672755	3.53%	0
2012	11.830532	13.206366	11.63%	0
2011	11.644814	11.830532	1.59%	0
2010	10.458476	11.644814	11.34%	0
2009	7.442434	10.458476	40.52%	0
2008	10.150165	7.442434	-26.68%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	15.755848	18.785085	19.23%	0
2016	14.379275	15.755848	9.57%	0
2015	14.486915	14.379275	-0.74%	0
2014	13.022817	14.486915	11.24%	0
2013	10.053604	13.022817	29.53%	0
2012	8.855140	10.053604	13.53%	0
2011	8.859438	8.855140	-0.05%	0
2010	7.863369	8.859438	12.67%	0
2009	6.340872	7.863369	24.01%	0
2008	10.275660	6.340872	-38.29%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	16.573450	16.919205	2.09%	0
2016	16.153435	16.573450	2.60%	0
2015	16.590297	16.153435	-2.63%	0
2014	16.004777	16.590297	3.66%	0
2013	16.635481	16.004777	-3.79%	0
2012	16.038512	16.635481	3.72%	0
2011	15.254491	16.038512	5.14%	0
2010	14.446173	15.254491	5.60%	0
2009	12.744578	14.446173	13.35%	0
2008	13.448313	12.744578	-5.23%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	51.934188	61.405420	18.24%	0
2016	47.289985	51.934188	9.82%	0
2015	49.014992	47.289985	-3.52%	0
2014	47.121149	49.014992	4.02%	0
2013	35.356378	47.121149	33.27%	0
2012	31.457892	35.356378	12.39%	0
2011	35.970104	31.457892	-12.54%	0
2010	28.532452	35.970104	26.07%	0
2009	20.804496	28.532452	37.15%	0
2008	35.113649	20.804496	-40.75%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	32.053819	37.847068	18.07%	0
2016	29.236827	32.053819	9.64%	0
2015	30.343017	29.236827	-3.65%	0
2014	29.215901	30.343017	3.86%	0
2013	21.952677	29.215901	33.09%	0
2012	19.564144	21.952677	12.21%	0
2011	22.404422	19.564144	-12.68%	0
2010	17.789984	22.404422	25.94%	0
2009	12.996033	17.789984	36.89%	0
2008	21.970244	12.996033	-40.85%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.679780	14.885308	27.45%	0
2016	12.567205	11.679780	-7.06%	0
2015	12.397539	12.567205	1.37%	0
2014	13.781792	12.397539	-10.04%	0
2013	10.791841	13.781792	27.71%	0
2012	9.140591	10.791841	18.07%	0
2011	11.273982	9.140591	-18.92%	0
2010	10.186256	11.273982	10.68%	0
2009	8.224965	10.186256	23.85%	0
2008	14.959481	8.224965	-45.02%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.241086	11.766826	27.33%	0
2016	9.958626	9.241086	-7.21%	0
2015	9.842626	9.958626	1.18%	0
2014	10.957832	9.842626	-10.18%	0
2013	8.594397	10.957832	27.50%	0
2012	7.289234	8.594397	17.91%	0
2011	9.002680	7.289234	-19.03%	0
2010	8.145862	9.002680	10.52%	0
2009	6.588777	8.145862	23.63%	0
2008	12.003862	6.588777	-45.11%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	18.344179	20.760841	13.17%	0
2016	16.735709	18.344179	9.61%	0
2015	17.226690	16.735709	-2.85%	0
2014	15.800833	17.226690	9.02%	0
2013	12.193705	15.800833	29.58%	0
2012	10.305710	12.193705	18.32%	0
2011	10.796255	10.305710	-4.54%	0
2010	9.361919	10.796255	15.32%	0
2009	6.714616	9.361919	39.43%	0
2008	12.821348	6.714616	-47.63%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	17.907728	20.236720	13.01%	0
2016	16.365208	17.907728	9.43%	0
2015	16.871929	16.365208	-3.00%	0
2014	15.503237	16.871929	8.83%	0
2013	11.974078	15.503237	29.47%	0
2012	10.141285	11.974078	18.07%	0
2011	10.638056	10.141285	-4.67%	0
2010	9.241740	10.638056	15.11%	0
2009	6.639591	9.241740	39.19%	0
2008	12.695115	6.639591	-47.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	22.208329	25.933611	16.77%	0
2016	20.708926	22.208329	7.24%	0
2015	21.808621	20.708926	-5.04%	0
2014	20.868485	21.808621	4.51%	0
2013	16.332531	20.868485	27.77%	0
2012	13.119542	16.332531	24.49%	0
2011	14.693828	13.119542	-10.71%	0
2010	11.862805	14.693828	23.86%	0
2009	7.694625	11.862805	54.17%	0
2008	16.090682	7.694625	-52.18%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	20.525775	23.943640	16.65%	0
2016	19.176172	20.525775	7.04%	0
2015	20.222770	19.176172	-5.18%	0
2014	19.383573	20.222770	4.33%	0
2013	15.200809	19.383573	27.52%	0
2012	12.213973	15.200809	24.45%	0
2011	13.708059	12.213973	-10.90%	0
2010	11.077185	13.708059	23.75%	0
2009	7.196214	11.077185	53.93%	0
2008	15.082453	7.196214	-52.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.257055	13.444745	9.69%	0
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	21.660367	25.641377	18.38%	0
2016	19.008601	21.660367	13.95%	0
2015	20.092806	19.008601	-5.40%	0
2014	18.818537	20.092806	6.77%	0
2013	14.772738	18.818537	27.39%	0
2012	13.445568	14.772738	9.87%	0
2011	12.913662	13.445568	4.12%	0
2010	10.901031	12.913662	18.46%	0
2009	9.457731	10.901031	15.26%	0
2008	13.217059	9.457731	-28.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.859184	17.032863	14.63%	0
2016	14.112319	14.859184	5.29%	0
2015	15.377891	14.112319	-8.23%	0
2014	17.617910	15.377891	-12.71%	0
2013	14.590668	17.617910	20.75%	0
2012	12.560864	14.590668	16.16%	0
2011	14.318992	12.560864	-12.28%	0
2010	13.451486	14.318992	6.45%	0
2009	9.999145	13.451486	34.53%	0
2008	17.081556	9.999145	-41.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.683326	19.514996	24.43%	0
2016	15.694120	15.683326	-0.07%	0
2015	15.296025	15.694120	2.60%	0
2014	14.436858	15.296025	5.95%	0
2013	10.543148	14.436858	36.93%	0
2012	9.492567	10.543148	11.07%	0
2011	10.352394	9.492567	-8.31%	0
2010	8.839407	10.352394	17.12%	0
2009	5.448069	8.839407	62.25%	0
2008	10.931204	5.448069	-50.16%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	19.533691	22.497444	15.17%	0
2016	17.045769	19.533691	14.60%	0
2015	18.551819	17.045769	-8.12%	0
2014	17.360237	18.551819	6.86%	0
2013	13.065252	17.360237	32.87%	0
2012	11.216602	13.065252	16.48%	0
2011	11.697490	11.216602	-4.11%	0
2010	10.322006	11.697490	13.33%	0
2009	8.206715	10.322006	25.78%	0
2008	13.051438	8.206715	-37.12%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	15.354888	17.022706	10.86%	0
2016	14.216201	15.354888	8.01%	0
2015	15.402528	14.216201	-7.70%	0
2014	14.540405	15.402528	5.93%	0
2013	11.485245	14.540405	26.60%	0
2012	10.296763	11.485245	11.54%	0
2011	10.518473	10.296763	-2.11%	0
2010	9.801869	10.518473	7.31%	0
2009	7.799829	9.801869	25.67%	0
2008	11.399301	7.799829	-31.58%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	14.957987	16.539003	10.57%	0
2016	13.879527	14.957987	7.77%	0
2015	15.074964	13.879527	-7.93%	0
2014	14.270739	15.074964	5.64%	0
2013	11.299660	14.270739	26.29%	0
2012	10.154351	11.299660	11.28%	0
2011	10.396962	10.154351	-2.33%	0
2010	9.715827	10.396962	7.01%	0
2009	7.750414	9.715827	25.36%	0
2008	11.356258	7.750414	-31.75%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	19.285940	23.185222	20.22%	0
2016	19.826601	19.285940	-2.73%	0
2015	20.785378	19.826601	-4.61%	0
2014	21.201409	20.785378	-1.96%	0
2013	18.232330	21.201409	16.28%	0
2012	16.150970	18.232330	12.89%	0
2011	17.728005	16.150970	-8.90%	0
2010	16.072292	17.728005	10.30%	0
2009	12.162445	16.072292	32.15%	0
2008	20.885963	12.162445	-41.77%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	19.634953	22.103041	12.57%	0
2016	17.670802	19.634953	11.12%	0
2015	18.797952	17.670802	-6.00%	0
2014	18.376565	18.797952	2.29%	0
2013	14.564345	18.376565	26.18%	0
2012	13.401742	14.564345	8.68%	0
2011	14.613763	13.401742	-8.29%	0
2010	13.074271	14.613763	11.77%	0
2009	10.250873	13.074271	27.54%	0
2008	14.641393	10.250873	-29.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.465138	16.156563	19.99%	0
2016	13.643107	13.465138	-1.30%	0
2015	13.762665	13.643107	-0.87%	0
2014	13.005508	13.762665	5.82%	0
2013	9.690611	13.005508	34.21%	0
2012*	10.000000	9.690611	-3.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.335205	15.954986	19.65%	0
2016	13.536068	13.335205	-1.48%	0
2015	13.676915	13.536068	-1.03%	0
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.988322	15.047715	15.86%	0
2016	13.608931	12.988322	-4.56%	0
2015	15.159096	13.608931	-10.23%	0
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	0
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.713164	10.910166	25.21%	0
2016	7.364581	8.713164	18.31%	0
2015	9.405156	7.364581	-21.70%	0
2014*	10.000000	9.405156	-5.95%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.336608	16.549215	24.09%	0
2016	13.014241	13.336608	2.48%	0
2015	12.722706	13.014241	2.29%	0
2014	11.964969	12.722706	6.33%	0
2013	8.902117	11.964969	34.41%	0
2012	7.806745	8.902117	14.03%	0
2011	8.493427	7.806745	-8.08%	0
2010	6.711089	8.493427	26.56%	0
2009	4.850628	6.711089	38.36%	0
2008	10.231016	4.850628	-52.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	18.585110	22.999140	23.75%	0
2016	17.438612	18.585110	6.57%	0
2015	18.194038	17.438612	-4.15%	0
2014	20.079836	18.194038	-9.39%	0
2013	14.516377	20.079836	38.33%	0
2012	12.259021	14.516377	18.41%	0
2011	13.982504	12.259021	-12.33%	0
2010	10.500804	13.982504	33.16%	0
2009	6.580185	10.500804	59.58%	0
2008	11.108098	6.580185	-40.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.369367	25.713622	14.95%	0
2016	20.071194	22.369367	11.45%	0
2015	20.684479	20.071194	-2.96%	0
2014	19.162365	20.684479	7.94%	0
2013	14.427564	19.162365	32.82%	0
2012	12.711338	14.427564	13.50%	0
2011	13.037648	12.711338	-2.50%	0
2010	11.967952	13.037648	8.94%	0
2009	9.978196	11.967952	19.94%	0
2008	15.146862	9.978196	-34.12%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.329102	19.043002	24.23%	0
2016	15.070105	15.329102	1.72%	0
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.038660	12.596857	25.48%	0
2016	9.682538	10.038660	3.68%	0
2015*	10.000000	9.682538	-3.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.269480	12.727116	3.73%	0
2016	11.832176	12.269480	3.70%	0
2015	12.181192	11.832176	-2.87%	0
2014	11.561443	12.181192	5.36%	0
2013	11.872305	11.561443	-2.62%	0
2012	11.100878	11.872305	6.95%	0
2011	10.751599	11.100878	3.25%	0
2010	10.272077	10.751599	4.67%	0
2009	9.587654	10.272077	7.14%	0
2008	10.931263	9.587654	-12.29%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.807710	25.288878	6.22%	0
2016	20.218003	23.807710	17.76%	0
2015	21.600674	20.218003	-6.40%	0
2014	19.524697	21.600674	10.63%	0
2013	15.138435	19.524697	28.97%	0
2012	13.505087	15.138435	12.09%	0
2011	13.720413	13.505087	-1.57%	0
2010	12.379296	13.720413	10.83%	0
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.513291	16.461911	13.43%	0
2016	13.592853	14.513291	6.77%	0
2015	13.742108	13.592853	-1.09%	0
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
2009	7.445547	9.000512	20.88%	0
2008	10.824700	7.445547	-31.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.836736	10.956121	1.10%	0
2016	10.777266	10.836736	0.55%	0
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.886099	19.097504	28.29%	0
2016	15.168365	14.886099	-1.86%	0
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.479507	19.378120	25.19%	0
2016	14.489284	15.479507	6.83%	0
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0
2009	6.121705	8.321680	35.94%	0
2008	11.203628	6.121705	-45.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.700851	16.363646	19.44%	0
2016	12.590793	13.700851	8.82%	0
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.447126	10.925045	4.57%	0
2016	9.342578	10.447126	11.82%	0
2015	9.793488	9.342578	-4.60%	0
2014*	10.000000	9.793488	-2.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.464665	16.455226	22.21%	0
2016	12.106069	13.464665	11.22%	0
2015	12.508653	12.106069	-3.22%	0
2014	11.984366	12.508653	4.37%	0
2013	8.524210	11.984366	40.59%	0
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
2009	5.083276	7.616165	49.83%	0
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.262613	17.734276	16.19%	0
2016	14.150282	15.262613	7.86%	0
2015	14.493383	14.150282	-2.37%	0
2014	13.378253	14.493383	8.34%	0
2013	9.842504	13.378253	35.92%	0
2012	9.012630	9.842504	9.21%	0
2011	9.503068	9.012630	-5.16%	0
2010	7.850554	9.503068	21.05%	0
2009	6.093352	7.850554	28.84%	0
2008*	10.000000	6.093352	-39.07%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.144614	17.559338	15.94%	0
2016	14.041263	15.144614	7.86%	0
2015	14.395374	14.041263	-2.46%	0
2014	13.298953	14.395374	8.24%	0
2013	9.799276	13.298953	35.71%	0
2012	8.982352	9.799276	9.09%	0
2011	9.479541	8.982352	-5.24%	0
2010	7.832337	9.479541	21.03%	0
2009	6.091458	7.832337	28.58%	0
2008*	10.000000	6.091458	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.467802	14.631003	17.35%	0
2016	11.745645	12.467802	6.15%	0
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.149391	13.335298	9.76%	0
2016	11.688970	12.149391	3.94%	0
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.488991	14.167346	13.44%	0
2016	11.879831	12.488991	5.13%	0
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.329798	11.803862	4.18%	0
2016	11.056236	11.329798	2.47%	0
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.350333	13.787859	11.64%	0
2016	11.812058	12.350333	4.56%	0
2015	12.189216	11.812058	-3.09%	0
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.429967	14.376021	15.66%	0
2016	11.794064	12.429967	5.39%	0
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.962895	12.876782	7.64%	0
2016	11.521522	11.962895	3.83%	0
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.982488	12.253597	2.26%	0
2016	11.611783	11.982488	3.19%	0
2015	11.940815	11.611783	-2.76%	0
2014	11.604101	11.940815	2.90%	0
2013	12.077854	11.604101	-3.92%	0
2012	11.443906	12.077854	5.54%	0
2011	10.959942	11.443906	4.42%	0
2010	10.451751	10.959942	4.86%	0
2009	9.808813	10.451751	6.55%	0
2008*	10.000000	9.808813	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.708490	11.948491	2.05%	0
2016	11.383100	11.708490	2.86%	0
2015	11.724577	11.383100	-2.91%	0
2014	11.434934	11.724577	2.53%	0
2013	11.928175	11.434934	-4.14%	0
2012	11.330575	11.928175	5.27%	0
2011	10.887822	11.330575	4.07%	0
2010	10.410060	10.887822	4.59%	0
2009	9.787083	10.410060	6.37%	0
2008*	10.000000	9.787083	-2.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.531982	12.738197	1.65%	0
2016	12.380527	12.531982	1.22%	0
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	19.087789	26.405443	38.34%	0
2016	18.130247	19.087789	5.28%	0
2015	22.096979	18.130247	-17.95%	0
2014	23.930899	22.096979	-7.66%	0
2013	24.327438	23.930899	-1.63%	0
2012	21.230576	24.327438	14.59%	0
2011	28.002015	21.230576	-24.18%	0
2010	24.662975	28.002015	13.54%	0
2009	15.438846	24.662975	59.75%	0
2008	37.468144	15.438846	-58.79%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.555449	12.555104	0.00%	0
2016	12.723131	12.555449	-1.32%	0
2015	13.003568	12.723131	-2.16%	0
2014	12.695635	13.003568	2.43%	0
2013	13.509242	12.695635	-6.02%	0
2012	13.383575	13.509242	0.94%	0
2011	12.738672	13.383575	5.06%	0
2010	12.411756	12.738672	2.63%	0
2009	12.339755	12.411756	0.58%	0
2008	11.695144	12.339755	5.51%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.647161	8.506071	-1.63%	0
2016	8.826964	8.647161	-2.04%	0
2015	9.011706	8.826964	-2.05%	0
2014	9.200309	9.011706	-2.05%	0
2013	9.392861	9.200309	-2.05%	0
2012	9.589986	9.392861	-2.06%	0
2011	9.790129	9.589986	-2.04%	0
2010	9.995014	9.790129	-2.05%	0
2009	10.199917	9.995014	-2.01%	0
2008	10.203835	10.199917	-0.04%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.937505	9.880444	24.48%	0
2016	8.052141	7.937505	-1.42%	0
2015	8.494287	8.052141	-5.21%	0
2014	8.734954	8.494287	-2.76%	0
2013	7.585493	8.734954	15.15%	0
2012	6.721206	7.585493	12.86%	0
2011	7.624047	6.721206	-11.84%	0
2010	6.887836	7.624047	10.69%	0
2009	5.432161	6.887836	26.80%	0
2008*	10.000000	5.432161	-45.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.396672	21.341793	16.01%	0
2016	17.156276	18.396672	7.23%	0
2015	17.691964	17.156276	-3.03%	0
2014	17.204536	17.691964	2.83%	0
2013	13.803392	17.204536	24.64%	0
2012	12.159225	13.803392	13.52%	0
2011	12.921206	12.159225	-5.90%	0
2010	11.507936	12.921206	12.28%	0
2009	9.236069	11.507936	24.60%	0
2008	14.930713	9.236069	-38.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.150577	16.492792	8.86%	0
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.884931	13.338767	3.52%	0
2016	12.615946	12.884931	2.13%	0
2015	12.845978	12.615946	-1.79%	0
2014	12.623727	12.845978	1.76%	0
2013	12.293909	12.623727	2.68%	0
2012	11.934177	12.293909	3.01%	0
2011	11.836441	11.934177	0.83%	0
2010	11.411669	11.836441	3.72%	0
2009	10.680241	11.411669	6.85%	0
2008	11.602599	10.680241	-7.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.169056	17.885982	10.62%	0
2016	15.406052	16.169056	4.95%	0
2015	15.781327	15.406052	-2.38%	0
2014	15.317967	15.781327	3.02%	0
2013	13.408918	15.317967	14.24%	0
2012	12.354447	13.408918	8.54%	0
2011	12.617565	12.354447	-2.09%	0
2010	11.613972	12.617565	8.64%	359
2009	9.952559	11.613972	16.69%	359
2008	13.229808	9.952559	-24.77%	638
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.586267	20.100032	14.29%	0
2016	16.549629	17.586267	6.26%	0
2015	17.020239	16.549629	-2.77%	0
2014	16.555786	17.020239	2.81%	0
2013	13.811486	16.555786	19.87%	0
2012	12.395553	13.811486	11.42%	0
2011	12.929421	12.395553	-4.13%	0
2010	11.698416	12.929421	10.52%	0
2009	9.601269	11.698416	21.84%	0
2008	14.287524	9.601269	-32.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.760620	15.790735	6.98%	0
2016	14.255683	14.760620	3.54%	0
2015	14.558498	14.255683	-2.08%	0
2014	14.190634	14.558498	2.59%	0
2013	13.111538	14.190634	8.23%	0
2012	12.390425	13.111538	5.82%	0
2011	12.393533	12.390425	-0.03%	0
2010	11.659804	12.393533	6.29%	0
2009	10.390774	11.659804	12.21%	0
2008	12.486893	10.390774	-16.79%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.787580	28.418651	24.71%	0
2016	22.447766	22.787580	1.51%	0
2015	21.806947	22.447766	2.94%	0
2014	20.462668	21.806947	6.57%	0
2013	15.281794	20.462668	33.90%	0
2012	13.145948	15.281794	16.25%	0
2011	13.727135	13.145948	-4.23%	0
2010	12.880774	13.727135	6.57%	0
2009*	10.000000	12.880774	28.81%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.336623	27.802802	24.47%	0
2016	22.069127	22.336623	1.21%	0
2015	21.494441	22.069127	2.67%	0
2014	20.213544	21.494441	6.34%	0
2013	15.142011	20.213544	33.49%	0
2012	13.054694	15.142011	15.99%	0
2011	13.668384	13.054694	-4.49%	0
2010	12.859078	13.668384	6.29%	0
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	27.333690	30.999893	13.41%	0
2016	23.197443	27.333690	17.83%	0
2015	24.298756	23.197443	-4.53%	0
2014	22.671569	24.298756	7.18%	0
2013	17.396577	22.671569	30.32%	0
2012	15.119637	17.396577	15.06%	0
2011	15.838444	15.119637	-4.54%	0
2010	12.812507	15.838444	23.62%	0
2009	9.564996	12.812507	33.95%	0
2008	15.370012	9.564996	-37.77%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	25.278987	28.618913	13.21%	0
2016	21.503020	25.278987	17.56%	0
2015	22.578955	21.503020	-4.77%	0
2014	21.114113	22.578955	6.94%	0
2013	16.230914	21.114113	30.09%	0
2012	14.130352	16.230914	14.87%	0
2011	14.822510	14.130352	-4.67%	0
2010	12.022686	14.822510	23.29%	0
2009	8.992109	12.022686	33.70%	0
2008	14.483901	8.992109	-37.92%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.578487	11.778733	22.97%	0
2016	10.026232	9.578487	-4.47%	0
2015	10.303543	10.026232	-2.69%	0
2014	10.663383	10.303543	-3.37%	0
2013	8.991347	10.663383	18.60%	0
2012	7.946615	8.991347	13.15%	0
2011	8.976518	7.946615	-11.47%	0
2010	8.052542	8.976518	11.47%	0
2009	6.040119	8.052542	33.32%	0
2008*	10.000000	6.040119	-39.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.601609	10.357437	20.41%	0
2016	8.345076	8.601609	3.07%	0
2015	8.979492	8.345076	-7.07%	0
2014*	10.000000	8.979492	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.545560	10.257295	20.03%	0
2016	8.309976	8.545560	2.83%	0
2015	8.963091	8.309976	-7.29%	0
2014*	10.000000	8.963091	-10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.881945	17.661307	27.23%	0
2016	13.895137	13.881945	-0.09%	0
2015	13.755464	13.895137	1.02%	0
2014	12.749489	13.755464	7.89%	0
2013	9.683662	12.749489	31.66%	0
2012	8.512790	9.683662	13.75%	0
2011	8.980902	8.512790	-5.21%	0
2010	7.948024	8.980902	13.00%	0
2009	6.273070	7.948024	26.70%	0
2008*	10.000000	6.273070	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.038742	15.726807	12.02%	0
2016	12.350084	14.038742	13.67%	0
2015	13.057321	12.350084	-5.42%	0
2014	12.091986	13.057321	7.98%	0
2013	9.142537	12.091986	32.26%	0
2012	7.937921	9.142537	15.18%	0
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0
2008*	10.000000	6.261242	-37.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.975373	17.457551	24.92%	0
2016	13.452434	13.975373	3.89%	0
2015	13.781662	13.452434	-2.39%	0
2014	13.565524	13.781662	1.59%	0
2013	9.991851	13.565524	35.77%	0
2012	8.898342	9.991851	12.29%	0
2011	9.507383	8.898342	-6.41%	0
2010	7.674790	9.507383	23.88%	0
2009	6.183862	7.674790	24.11%	0
2008*	10.000000	6.183862	-38.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.163865	20.254921	11.51%	0
2016	15.768607	18.163865	15.19%	0
2015	16.577025	15.768607	-4.88%	0
2014	14.462419	16.577025	14.62%	0
2013	10.882378	14.462419	32.90%	0
2012	9.549696	10.882378	13.96%	0
2011	9.980860	9.549696	-4.32%	0
2010	8.517404	9.980860	17.18%	0
2009	6.664890	8.517404	27.80%	0
2008*	10.000000	6.664890	-33.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	14.986915	18.298892	22.10%	0
2016	14.158769	14.986915	5.85%	0
2015	14.378971	14.158769	-1.53%	0
2014	14.316546	14.378971	0.44%	0
2013	10.153472	14.316546	41.00%	0
2012	9.166325	10.153472	10.77%	0
2011	9.439072	9.166325	-2.89%	0
2010	7.702715	9.439072	22.54%	0
2009	6.182992	7.702715	24.58%	0
2008	11.807494	6.182992	-47.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	26.072492	27.854260	6.83%	0
2016	21.135523	26.072492	23.36%	0
2015	22.960771	21.135523	-7.95%	0
2014	21.903246	22.960771	4.83%	0
2013	15.926821	21.903246	37.52%	0
2012	13.500626	15.926821	17.97%	0
2011	14.518836	13.500626	-7.01%	0
2010	11.707631	14.518836	24.01%	0
2009	9.470102	11.707631	23.63%	0
2008	14.250591	9.470102	-33.55%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	23.356384	24.881578	6.53%	0
2016	18.981746	23.356384	23.05%	0
2015	20.679712	18.981746	-8.21%	0
2014	19.774714	20.679712	4.58%	0
2013	14.417744	19.774714	37.16%	0
2012	12.235705	14.417744	17.83%	0
2011	13.211784	12.235705	-7.39%	0
2010	10.664641	13.211784	23.88%	0
2009	8.650763	10.664641	23.28%	0
2008	13.046099	8.650763	-33.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	25.800478	28.681836	11.17%	0
2016	21.442943	25.800478	20.32%	0
2015	22.255711	21.442943	-3.65%	0
2014	22.537842	22.255711	-1.25%	0
2013	16.329375	22.537842	38.02%	0
2012	14.434231	16.329375	13.13%	0
2011	15.603144	14.434231	-7.49%	0
2010	12.711009	15.603144	22.75%	0
2009	9.633900	12.711009	31.94%	0
2008	15.912963	9.633900	-39.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	25.479717	28.253258	10.89%	0
2016	21.226232	25.479717	20.04%	0
2015	22.089157	21.226232	-3.91%	0
2014	22.426832	22.089157	-1.51%	0
2013	16.290094	22.426832	37.67%	0
2012	14.433982	16.290094	12.86%	0
2011	15.643298	14.433982	-7.73%	0
2010	12.778409	15.643298	22.42%	0
2009	9.704599	12.778409	31.67%	0
2008	16.072778	9.704599	-39.62%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	14.451215	17.021743	17.79%	0
2016	13.271917	14.451215	8.89%	0
2015	13.460616	13.271917	-1.40%	0
2014	12.290081	13.460616	9.52%	0
2013	9.593371	12.290081	28.11%	0
2012	8.603285	9.593371	11.51%	0
2011	8.749882	8.603285	-1.68%	0
2010	7.889599	8.749882	10.90%	0
2009	6.415224	7.889599	22.98%	0
2008	11.217568	6.415224	-42.81%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.067760	13.587031	3.97%	0
2016	12.447076	13.067760	4.99%	0
2015	13.470072	12.447076	-7.59%	0
2014	10.692960	13.470072	25.97%	0
2013	10.629742	10.692960	0.59%	0
2012	9.389638	10.629742	13.21%	0
2011	9.031330	9.389638	3.97%	0
2010	7.102175	9.031330	27.16%	0
2009	5.555654	7.102175	27.84%	0
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.823183	9.774306	-0.50%	0
2016	9.784401	9.823183	0.40%	0
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.273279	15.955829	20.21%	0
2016	13.400887	13.273279	-0.95%	0
2015	14.237119	13.400887	-5.87%	0
2014	15.824380	14.237119	-10.03%	0
2013	13.452307	15.824380	17.63%	0
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
2009*	10.000000	12.855533	28.56%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.002509	23.204714	16.01%	0
2016	18.586902	20.002509	7.62%	0
2015	19.064307	18.586902	-2.50%	0
2014	17.632676	19.064307	8.12%	0
2013	13.082170	17.632676	34.78%	0
2012	12.035204	13.082170	8.70%	0
2011	12.677102	12.035204	-5.06%	0
2010	10.534507	12.677102	20.34%	0
2009	8.183285	10.534507	28.73%	0
2008	13.796770	8.183285	-40.69%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	20.971102	28.074640	33.87%	0
2016	21.391288	20.971102	-1.96%	0
2015	21.010355	21.391288	1.81%	0
2014	20.969449	21.010355	0.20%	0
2013	16.816123	20.969449	24.70%	0
2012	14.158103	16.816123	18.77%	0
2011	15.760526	14.158103	-10.17%	0
2010	13.874944	15.760526	13.59%	0
2009	10.134617	13.874944	36.91%	0
2008	17.299602	10.134617	-41.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	20.178015	26.944602	33.53%	0
2016	20.631583	20.178015	-2.20%	0
2015	20.317290	20.631583	1.55%	0
2014	20.324662	20.317290	-0.04%	0
2013	16.339606	20.324662	24.39%	0
2012	13.792665	16.339606	18.47%	0
2011	15.393475	13.792665	-10.40%	0
2010	13.582494	15.393475	13.33%	0
2009	9.950725	13.582494	36.50%	0
2008	17.026221	9.950725	-41.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.983507	10.392835	4.10%	0
2016	9.566855	9.983507	4.36%	0
2015	9.993000	9.566855	-4.26%	0
2014	9.920541	9.993000	0.73%	0
2013	10.141601	9.920541	-2.18%	0
2012*	10.000000	10.141601	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	16.703820	17.350052	3.87%	0
2016	16.047080	16.703820	4.09%	0
2015	16.801640	16.047080	-4.49%	0
2014	16.736305	16.801640	0.39%	0
2013	17.149536	16.736305	-2.41%	0
2012	15.474494	17.149536	10.82%	0
2011	15.695639	15.474494	-1.41%	0
2010	13.961544	15.695639	12.42%	0
2009	12.037732	13.961544	15.98%	0
2008	14.371455	12.037732	-16.24%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.650185	10.714202	23.86%	0
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	18.620582	21.274372	14.25%	0
2016	17.079468	18.620582	9.02%	0
2015	16.911524	17.079468	0.99%	0
2014	15.638911	16.911524	8.14%	0
2013	12.147146	15.638911	28.75%	0
2012	10.635458	12.147146	14.21%	0
2011	10.891843	10.635458	-2.35%	0
2010	9.600305	10.891843	13.45%	0
2009	7.657584	9.600305	25.37%	0
2008	12.738534	7.657584	-39.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	28.509228	31.879891	11.82%	0
2016	24.653403	28.509228	15.64%	0
2015	26.747337	24.653403	-7.83%	0
2014	24.395823	26.747337	9.64%	0
2013	17.661832	24.395823	38.13%	0
2012	15.283275	17.661832	15.56%	0
2011	15.955516	15.283275	-4.21%	0
2010	13.199615	15.955516	20.88%	0
2009	9.822434	13.199615	34.38%	0
2008	16.130583	9.822434	-39.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	16.575998	18.495852	11.58%	0
2016	14.380554	16.575998	15.27%	0
2015	15.634302	14.380554	-8.02%	0
2014	14.295431	15.634302	9.37%	0
2013	10.378372	14.295431	37.74%	0
2012	9.004896	10.378372	15.25%	0
2011	9.417404	9.004896	-4.38%	0
2010	7.812955	9.417404	20.54%	0
2009	5.827262	7.812955	34.08%	0
2008	9.596542	5.827262	-39.28%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.235872	11.007234	7.54%	0
2016	9.229934	10.235872	10.90%	0
2015	9.651383	9.229934	-4.37%	0
2014*	10.000000	9.651383	-3.49%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.450942	11.336213	8.47%	0
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.805073	10.716703	-0.82%	0
2016	10.888496	10.805073	-0.77%	0
2015	11.093216	10.888496	-1.85%	0
2014	11.241278	11.093216	-1.32%	0
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0
2009*	10.000000	10.894646	8.95%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.207440	12.07%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.305404	13.214489	28.23%	0
2016*	10.000000	10.305404	3.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	12.729514	15.783789	23.99%	0
2016	13.322046	12.729514	-4.45%	0
2015	13.581861	13.322046	-1.91%	0
2014	14.874325	13.581861	-8.69%	0
2013	11.857088	14.874325	25.45%	0
2012	9.929606	11.857088	19.41%	0
2011	12.203836	9.929606	-18.64%	0
2010	11.323724	12.203836	7.77%	0
2009	9.275800	11.323724	22.08%	0
2008	16.896652	9.275800	-45.10%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	23.683166	25.025165	5.67%	0
2016	18.963586	23.683166	24.89%	0
2015	20.217590	18.963586	-6.20%	0
2014	19.955479	20.217590	1.31%	0
2013	14.592941	19.955479	36.75%	0
2012	12.681395	14.592941	15.07%	0
2011	13.588591	12.681395	-6.68%	0
2010	11.011522	13.588591	23.40%	0
2009	8.546953	11.011522	28.84%	0
2008	14.390586	8.546953	-40.61%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.475540	7.178363	-3.98%	0
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.625306	7.342584	-3.71%	0
2016	5.416751	7.625306	40.77%	0
2015	8.309679	5.416751	-34.81%	0
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.667921	27.946375	23.29%	0
2016	21.477240	22.667921	5.54%	0
2015	22.577634	21.477240	-4.87%	0
2014	23.491385	22.577634	-3.89%	0
2013	15.963906	23.491385	47.15%	0
2012	15.109546	15.963906	5.65%	0
2011	16.168409	15.109546	-6.55%	0
2010	13.020541	16.168409	24.18%	0
2009*	10.000000	13.020541	30.21%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	18.559709	21.550488	16.11%	0
2016	17.067285	18.559709	8.74%	0
2015	17.188172	17.067285	-0.70%	0
2014	16.064415	17.188172	7.00%	0
2013	12.191468	16.064415	31.77%	0
2012	10.621886	12.191468	14.78%	0
2011	10.228345	10.621886	3.85%	0
2010	9.262155	10.228345	10.43%	0
2009	7.861189	9.262155	17.82%	0
2008	13.540347	7.861189	-41.94%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	14.560747	17.833427	22.48%	0
2016	14.991887	14.560747	-2.88%	0
2015	14.954401	14.991887	0.25%	0
2014	16.330318	14.954401	-8.43%	0
2013	13.591253	16.330318	20.15%	0
2012	12.157746	13.591253	11.79%	0
2011	15.414611	12.157746	-21.13%	0
2010	15.095948	15.414611	2.11%	0
2009	11.476632	15.095948	31.54%	0
2008	25.094614	11.476632	-54.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	17.081245	22.020639	28.92%	0
2016	17.045322	17.081245	0.21%	0
2015	15.706018	17.045322	8.53%	0
2014	14.092503	15.706018	11.45%	0
2013	10.507116	14.092503	34.12%	0
2012	9.242802	10.507116	13.68%	0
2011	9.760083	9.242802	-5.77%	0
2010	9.076910	9.760083	7.53%	0
2009	6.762356	9.076910	34.23%	0
2008	11.478610	6.762356	-41.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.681861	33.899502	10.49%	0
2016	25.112138	30.681861	22.18%	0
2015	27.199658	25.112138	-7.67%	0
2014	25.501725	27.199658	6.66%	0
2013	18.925702	25.501725	34.75%	0
2012	16.318671	18.925702	15.98%	0
2011	18.240863	16.318671	-10.54%	0
2010	14.718255	18.240863	23.93%	0
2009	10.538502	14.718255	39.66%	0
2008	16.754257	10.538502	-37.10%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.427148	16.061355	11.33%	0
2016	14.195594	14.427148	1.63%	0
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.658186	13.130826	12.63%	0
2016	10.336229	11.658186	12.79%	0
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.500327	31.364502	10.05%	0
2016	23.153176	28.500327	23.09%	0
2015	24.213945	23.153176	-4.38%	0
2014	23.528359	24.213945	2.91%	0
2013	17.079026	23.528359	37.76%	0
2012	15.073379	17.079026	13.31%	0
2011	15.309897	15.073379	-1.54%	0
2010	12.428165	15.309897	23.19%	0
2009	10.153697	12.428165	22.40%	0
2008	15.013038	10.153697	-32.37%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	20.571240	24.478787	19.00%	0
2016	18.809227	20.571240	9.37%	0
2015	19.002326	18.809227	-1.02%	0
2014	17.112626	19.002326	11.04%	0
2013	13.239259	17.112626	29.26%	0
2012	11.684926	13.239259	13.30%	0
2011	11.715080	11.684926	-0.26%	0
2010	10.420015	11.715080	12.43%	0
2009	8.424891	10.420015	23.68%	0
2008	13.691078	8.424891	-38.46%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	22.696566	26.935095	18.67%	0
2016	20.802044	22.696566	9.11%	0
2015	21.065329	20.802044	-1.25%	0
2014	19.024192	21.065329	10.73%	0
2013	14.754196	19.024192	28.94%	0
2012	13.051728	14.754196	13.04%	0
2011	13.118526	13.051728	-0.51%	0
2010	11.699036	13.118526	12.13%	0
2009	9.480743	11.699036	23.40%	0
2008	15.450846	9.480743	-38.64%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	17.776910	20.073517	12.92%	0
2016	16.450635	17.776910	8.06%	0
2015	17.358077	16.450635	-5.23%	0
2014	15.628002	17.358077	11.07%	0
2013	11.882210	15.628002	31.52%	0
2012	10.839647	11.882210	9.62%	0
2011	10.972784	10.839647	-1.21%	0
2010	9.761698	10.972784	12.41%	0
2009	7.454689	9.761698	30.95%	0
2008	11.612442	7.454689	-35.80%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.191929	10.321978	1.28%	0
2016	9.555164	10.191929	6.66%	0
2015	9.857932	9.555164	-3.07%	0
2014*	10.000000	9.857932	-1.42%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	21.591998	22.527210	4.33%	0
2016	19.256177	21.591998	12.13%	0
2015	20.219769	19.256177	-4.77%	0
2014	20.165371	20.219769	0.27%	0
2013	19.299219	20.165371	4.49%	0
2012	17.246838	19.299219	11.90%	0
2011	16.789398	17.246838	2.72%	0
2010	14.992970	16.789398	11.98%	0
2009	10.043718	14.992970	49.28%	0
2008	13.881817	10.043718	-27.65%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	9.883041	10.708375	8.35%	0
2016	10.567971	9.883041	-6.48%	0
2015	11.537036	10.567971	-8.40%	0
2014	11.943468	11.537036	-3.40%	0
2013	10.506570	11.943468	13.68%	0
2012	9.754431	10.506570	7.71%	0
2011	10.544104	9.754431	-7.49%	0
2010	9.530421	10.544104	10.64%	0
2009	8.594710	9.530421	10.89%	0
2008	12.482597	8.594710	-31.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	13.934865	14.193605	1.86%	0
2016	13.708687	13.934865	1.65%	0
2015	14.036933	13.708687	-2.34%	0
2014	13.814039	14.036933	1.61%	0
2013	13.965825	13.814039	-1.09%	0
2012	13.002068	13.965825	7.41%	0
2011	12.985111	13.002068	0.13%	0
2010	12.223999	12.985111	6.23%	0
2009	10.367503	12.223999	17.91%	0
2008	11.422344	10.367503	-9.23%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.573702	13.787696	1.58%	0
2016	13.391114	13.573702	1.36%	0
2015	13.738740	13.391114	-2.53%	0
2014	13.557191	13.738740	1.34%	0
2013	13.744850	13.557191	-1.37%	0
2012	12.828563	13.744850	7.14%	0
2011	12.847270	12.828563	-0.15%	0
2010	12.119075	12.847270	6.01%	0
2009	10.302405	12.119075	17.63%	0
2008	11.383159	10.302405	-9.49%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	14.153331	15.788748	11.55%	0
2016	14.033743	14.153331	0.85%	0
2015	14.331157	14.033743	-2.08%	0
2014	13.851050	14.331157	3.47%	0
2013	12.246012	13.851050	13.11%	0
2012	11.126733	12.246012	10.06%	0
2011	11.678843	11.126733	-4.73%	0
2010	10.451262	11.678843	11.75%	0
2009	8.279303	10.451262	26.23%	0
2008	11.881379	8.279303	-30.32%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	13.149508	14.643474	11.36%	0
2016	13.059945	13.149508	0.69%	0
2015	13.348160	13.059945	-2.16%	0
2014	12.918978	13.348160	3.32%	0
2013	11.441062	12.918978	12.92%	0
2012	10.412971	11.441062	9.87%	0
2011	10.944038	10.412971	-4.85%	0
2010	9.808986	10.944038	11.57%	0
2009	7.781340	9.808986	26.06%	0
2008	11.180283	7.781340	-30.40%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	12.474619	14.496951	16.21%	0
2016	12.449802	12.474619	0.20%	0
2015	12.720690	12.449802	-2.13%	0
2014	12.287023	12.720690	3.53%	0
2013	10.258853	12.287023	19.77%	0
2012	9.085975	10.258853	12.91%	0
2011	9.900731	9.085975	-8.23%	0
2010	8.704825	9.900731	13.74%	0
2009	6.695964	8.704825	30.00%	0
2008	10.666895	6.695964	-37.23%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	11.364787	13.184343	16.01%	0
2016	11.360704	11.364787	0.04%	0
2015	11.625895	11.360704	-2.28%	0
2014	11.250491	11.625895	3.34%	0
2013	9.412661	11.250491	19.53%	0
2012	8.352621	9.412661	12.69%	0
2011	9.120645	8.352621	-8.42%	0
2010	8.029498	9.120645	13.59%	0
2009	6.194176	8.029498	29.63%	0
2008	9.877405	6.194176	-37.29%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	15.582003	17.734221	13.81%	0
2016	14.852208	15.582003	4.91%	0
2015	15.094207	14.852208	-1.60%	0
2014	14.004740	15.094207	7.78%	0
2013	11.970841	14.004740	16.99%	0
2012	10.637606	11.970841	12.53%	0
2011	11.292005	10.637606	-5.80%	0
2010	9.775539	11.292005	15.51%	0
2009	7.216955	9.775539	35.45%	0
2008	11.173548	7.216955	-35.41%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	15.990644	18.178993	13.69%	0
2016	15.267197	15.990644	4.74%	0
2015	15.538711	15.267197	-1.75%	0
2014	14.426636	15.538711	7.71%	0
2013	12.353850	14.426636	16.78%	0
2012	10.990594	12.353850	12.40%	0
2011	11.672451	10.990594	-5.84%	0
2010	10.124833	11.672451	15.29%	0
2009	7.476704	10.124833	35.42%	0
2008	11.597799	7.476704	-35.53%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	13.784491	16.702622	21.17%	0
2016	13.701682	13.784491	0.60%	0
2015	13.835538	13.701682	-0.97%	0
2014	12.745001	13.835538	8.56%	0
2013	9.406906	12.745001	35.49%	0
2012	7.837382	9.406906	20.03%	0
2011	8.226024	7.837382	-4.72%	0
2010	7.116719	8.226024	15.59%	0
2009	5.348459	7.116719	33.06%	0
2008	9.289616	5.348459	-42.43%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	13.445316	16.257603	20.92%	0
2016	13.377206	13.445316	0.51%	0
2015	13.525629	13.377206	-1.10%	0
2014	12.484913	13.525629	8.34%	0
2013	9.224063	12.484913	35.35%	0
2012	7.707573	9.224063	19.68%	0
2011	8.096696	7.707573	-4.81%	0
2010	7.009512	8.096696	15.51%	0
2009	5.272819	7.009512	32.94%	0
2008	9.183181	5.272819	-42.58%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	16.443492	18.160641	10.44%	0
2016	14.244927	16.443492	15.43%	0
2015	15.170816	14.244927	-6.10%	0
2014	14.262964	15.170816	6.37%	0
2013	11.380773	14.262964	25.33%	0
2012	9.920354	11.380773	14.72%	0
2011	10.046430	9.920354	-1.25%	0
2010	8.916451	10.046430	12.67%	0
2009	7.004275	8.916451	27.30%	0
2008	12.487770	7.004275	-43.91%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	17.586744	19.396689	10.29%	0
2016	15.260395	17.586744	15.24%	0
2015	16.277701	15.260395	-6.25%	0
2014	15.327187	16.277701	6.20%	0
2013	12.247606	15.327187	25.14%	0
2012	10.688045	12.247606	14.59%	343
2011	10.845816	10.688045	-1.45%	343
2010	9.640219	10.845816	12.51%	343
2009	7.581423	9.640219	27.16%	0
2008	13.542194	7.581423	-44.02%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	9.733896	9.594803	-1.43%	0
2016	9.921833	9.733896	-1.89%	0
2015	10.131812	9.921833	-2.07%	0
2014	10.348109	10.131812	-2.09%	0
2013	10.567008	10.348109	-2.07%	0
2012	10.779637	10.567008	-1.97%	0
2011	10.998216	10.779637	-1.99%	0
2010	11.206901	10.998216	-1.86%	0
2009	11.365362	11.206901	-1.39%	0
2008	11.267916	11.365362	0.86%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	15.435248	17.646761	14.33%	0
2016	13.597341	15.435248	13.52%	0
2015	14.223410	13.597341	-4.40%	0
2014	13.161463	14.223410	8.07%	0
2013	10.073151	13.161463	30.66%	0
2012	8.690507	10.073151	15.91%	0
2011	8.738932	8.690507	-0.55%	0
2010	7.784796	8.738932	12.26%	0
2009	6.253345	7.784796	24.49%	0
2008	10.970881	6.253345	-43.00%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	15.583861	17.792136	14.17%	0
2016	13.744359	15.583861	13.38%	0
2015	14.404885	13.744359	-4.59%	0
2014	13.348639	14.404885	7.91%	0
2013	10.232577	13.348639	30.45%	0
2012	8.839567	10.232577	15.76%	0
2011	8.907744	8.839567	-0.77%	0
2010	7.943146	8.907744	12.14%	0
2009	6.387842	7.943146	24.35%	0
2008	11.230588	6.387842	-43.12%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.486929	17.826651	32.18%	0
2016	13.677826	13.486929	-1.40%	0
2015	13.050785	13.677826	4.80%	0
2014	11.989332	13.050785	8.85%	0
2013	8.991213	11.989332	33.34%	0
2012	8.018221	8.991213	12.13%	0
2011	8.178303	8.018221	-1.96%	0
2010	6.733667	8.178303	21.45%	0
2009	5.367319	6.733667	25.46%	0
2008	10.390708	5.367319	-48.35%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.347365	13.657980	31.99%	0
2016	10.510900	10.347365	-1.56%	0
2015	10.042958	10.510900	4.66%	0
2014	9.240700	10.042958	8.68%	0
2013	6.940271	9.240700	33.15%	0
2012	6.196940	6.940271	12.00%	0
2011	6.331647	6.196940	-2.13%	0
2010	5.221402	6.331647	21.26%	0
2009	4.167859	5.221402	25.28%	0
2008	8.080028	4.167859	-48.42%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.243327	13.882829	4.83%	0
2016	11.826768	13.243327	11.98%	0
2015	12.551919	11.826768	-5.78%	0
2014	12.684851	12.551919	-1.05%	0
2013	12.238073	12.684851	3.65%	0
2012	10.947142	12.238073	11.79%	0
2011	10.758979	10.947142	1.75%	0
2010	9.658026	10.758979	11.40%	0
2009	6.861448	9.658026	40.76%	0
2008	9.352908	6.861448	-26.64%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	14.110301	14.769897	4.67%	0
2016	12.623456	14.110301	11.78%	0
2015	13.412779	12.623456	-5.88%	0
2014	13.577716	13.412779	-1.21%	0
2013	13.121254	13.577716	3.48%	0
2012	11.760304	13.121254	11.57%	0
2011	11.581589	11.760304	1.54%	0
2010	10.406996	11.581589	11.29%	0
2009	7.409578	10.406996	40.45%	0
2008	10.110515	7.409578	-26.71%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	15.614384	18.606958	19.17%	0
2016	14.257426	15.614384	9.52%	0
2015	14.371496	14.257426	-0.79%	0
2014	12.925656	14.371496	11.19%	0
2013	9.983681	12.925656	29.47%	0
2012	8.798055	9.983681	13.48%	0
2011	8.806816	8.798055	-0.10%	0
2010	7.820651	8.806816	12.61%	0
2009	6.309640	7.820651	23.95%	0
2008	10.230291	6.309640	-38.32%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	16.424657	16.758773	2.03%	0
2016	16.016571	16.424657	2.55%	0
2015	16.458130	16.016571	-2.68%	0
2014	15.885379	16.458130	3.61%	0
2013	16.519809	15.885379	-3.84%	0
2012	15.935143	16.519809	3.67%	0
2011	15.163890	15.935143	5.09%	0
2010	14.367722	15.163890	5.54%	0
2009	12.681841	14.367722	13.29%	0
2008	13.388949	12.681841	-5.28%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	51.468098	60.823375	18.18%	0
2016	46.889441	51.468098	9.76%	0
2015	48.624662	46.889441	-3.57%	0
2014	46.769781	48.624662	3.97%	0
2013	35.110637	46.769781	33.21%	0
2012	31.255227	35.110637	12.34%	0
2011	35.756596	31.255227	-12.59%	0
2010	28.377552	35.756596	26.00%	0
2009	20.702105	28.377552	37.08%	0
2008	34.958721	20.702105	-40.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	31.782249	37.507327	18.01%	0
2016	29.003888	31.782249	9.58%	0
2015	30.116642	29.003888	-3.69%	0
2014	29.012747	30.116642	3.80%	0
2013	21.811144	29.012747	33.02%	0
2012	19.447960	21.811144	12.15%	0
2011	22.282733	19.447960	-12.72%	0
2010	17.702382	22.282733	25.87%	0
2009	12.938633	17.702382	36.82%	0
2008	21.884408	12.938633	-40.88%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.574953	14.744201	27.38%	0
2016	12.460766	11.574953	-7.11%	0
2015	12.298818	12.460766	1.32%	0
2014	13.679032	12.298818	-10.09%	0
2013	10.716836	13.679032	27.64%	0
2012	9.081705	10.716836	18.00%	0
2011	11.207077	9.081705	-18.96%	0
2010	10.130962	11.207077	10.62%	0
2009	8.184488	10.130962	23.78%	0
2008	14.893482	8.184488	-45.05%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.162770	11.661171	27.27%	0
2016	9.879256	9.162770	-7.25%	0
2015	9.769167	9.879256	1.13%	0
2014	10.881608	9.769167	-10.22%	0
2013	8.538965	10.881608	27.43%	0
2012	7.245915	8.538965	17.85%	0
2011	8.953754	7.245915	-19.07%	0
2010	8.105728	8.953754	10.46%	0
2009	6.559666	8.105728	23.57%	0
2008	11.956951	6.559666	-45.14%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	18.198802	20.585826	13.12%	0
2016	16.611539	18.198802	9.56%	0
2015	17.107622	16.611539	-2.90%	0
2014	15.699627	17.107622	8.97%	0
2013	12.121789	15.699627	29.52%	0
2012	10.250174	12.121789	18.26%	0
2011	10.743555	10.250174	-4.59%	0
2010	9.320965	10.743555	15.26%	0
2009	6.688658	9.320965	39.35%	0
2008	12.778316	6.688658	-47.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	17.765743	20.066057	12.95%	0
2016	16.243710	17.765743	9.37%	0
2015	16.755228	16.243710	-3.05%	0
2014	15.403869	16.755228	8.77%	0
2013	11.903403	15.403869	29.41%	0
2012	10.086591	11.903403	18.01%	0
2011	10.586080	10.086591	-4.72%	0
2010	9.201278	10.586080	15.05%	0
2009	6.613904	9.201278	39.12%	0
2008	12.652505	6.613904	-47.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	22.043680	25.728255	16.71%	0
2016	20.565857	22.043680	7.19%	0
2015	21.669016	20.565857	-5.09%	0
2014	20.745477	21.669016	4.45%	0
2013	16.244553	20.745477	27.71%	0
2012	13.055555	16.244553	24.43%	0
2011	14.629622	13.055555	-10.76%	0
2010	11.816988	14.629622	23.80%	0
2009	7.668824	11.816988	54.09%	0
2008	16.044953	7.668824	-52.20%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	20.372616	23.752905	16.59%	0
2016	19.042790	20.372616	6.98%	0
2015	20.092359	19.042790	-5.22%	0
2014	19.268408	20.092359	4.28%	0
2013	15.118204	19.268408	27.45%	0
2012	12.153807	15.118204	24.39%	0
2011	13.647500	12.153807	-10.94%	0
2010	11.033868	13.647500	23.69%	0
2009	7.171741	11.033868	53.85%	0
2008	15.038878	7.171741	-52.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	21.499824	25.438395	18.32%	0
2016	18.877321	21.499824	13.89%	0
2015	19.964220	18.877321	-5.44%	0
2014	18.707649	19.964220	6.72%	0
2013	14.693187	18.707649	27.32%	0
2012	13.380011	14.693187	9.81%	0
2011	12.857245	13.380011	4.07%	0
2010	10.858943	12.857245	18.40%	0
2009	9.426031	10.858943	15.20%	0
2008	13.179501	9.426031	-28.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.749042	16.898008	14.57%	0
2016	14.014845	14.749042	5.24%	0
2015	15.279477	14.014845	-8.28%	0
2014	17.514115	15.279477	-12.76%	0
2013	14.512110	17.514115	20.69%	0
2012	12.499620	14.512110	16.10%	0
2011	14.256441	12.499620	-12.32%	0
2010	13.399561	14.256441	6.39%	0
2009	9.965630	13.399561	34.46%	0
2008	17.033006	9.965630	-41.49%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.564618	19.357440	24.37%	0
2016	15.583258	15.564618	-0.12%	0
2015	15.195723	15.583258	2.55%	0
2014	14.349520	15.195723	5.90%	0
2013	10.484717	14.349520	36.86%	0
2012	9.444791	10.484717	11.01%	0
2011	10.305545	9.444791	-8.35%	0
2010	8.803887	10.305545	17.06%	0
2009	5.428947	8.803887	62.17%	0
2008	10.898430	5.428947	-50.19%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	19.385914	22.315888	15.11%	0
2016	16.925421	19.385914	14.54%	0
2015	18.430260	16.925421	-8.17%	0
2014	17.255292	18.430260	6.81%	0
2013	12.992896	17.255292	32.81%	0
2012	11.160196	12.992896	16.42%	0
2011	11.644584	11.160196	-4.16%	0
2010	10.280565	11.644584	13.27%	0
2009	8.177941	10.280565	25.71%	0
2008	13.012337	8.177941	-37.15%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	15.271420	16.921555	10.81%	0
2016	14.146121	15.271420	7.95%	0
2015	15.334420	14.146121	-7.75%	0
2014	14.483505	15.334420	5.88%	0
2013	11.446142	14.483505	26.54%	0
2012	10.266965	11.446142	11.49%	0
2011	10.493373	10.266965	-2.16%	0
2010	9.783467	10.493373	7.26%	0
2009	7.789155	9.783467	25.60%	0
2008	11.389541	7.789155	-31.61%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	14.876692	16.440753	10.51%	0
2016	13.811116	14.876692	7.72%	0
2015	15.008344	13.811116	-7.98%	0
2014	14.214920	15.008344	5.58%	0
2013	11.261205	14.214920	26.23%	0
2012	10.124975	11.261205	11.22%	0
2011	10.372161	10.124975	-2.38%	0
2010	9.697593	10.372161	6.96%	0
2009	7.739824	9.697593	25.29%	0
2008	11.346542	7.739824	-31.79%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	19.139980	22.998047	20.16%	0
2016	19.686585	19.139980	-2.78%	0
2015	20.649133	19.686585	-4.66%	0
2014	21.073194	20.649133	-2.01%	0
2013	18.131316	21.073194	16.23%	0
2012	16.069707	18.131316	12.83%	0
2011	17.647804	16.069707	-8.94%	0
2010	16.007752	17.647804	10.25%	0
2009	12.119788	16.007752	32.08%	0
2008	20.823365	12.119788	-41.80%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	19.489343	21.927960	12.51%	0
2016	17.548681	19.489343	11.06%	0
2015	18.677576	17.548681	-6.04%	0
2014	18.268220	18.677576	2.24%	0
2013	14.485862	18.268220	26.11%	0
2012	13.336351	14.485862	8.62%	0
2011	14.549888	13.336351	-8.34%	0
2010	13.023771	14.549888	11.72%	0
2009	10.216493	13.023771	27.48%	0
2008	14.599760	10.216493	-30.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.433052	16.109864	19.93%	0
2016	13.617528	13.433052	-1.35%	0
2015	13.743876	13.617528	-0.92%	0
2014	12.994384	13.743876	5.77%	0
2013	9.687252	12.994384	34.14%	0
2012*	10.000000	9.687252	-3.13%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.303405	15.908849	19.58%	0
2016	13.510672	13.303405	-1.53%	0
2015	13.658221	13.510672	-1.08%	0
2014	12.954788	13.658221	5.43%	0
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.937600	14.981312	15.80%	0
2016	13.562685	12.937600	-4.61%	0
2015	15.115308	13.562685	-10.27%	0
2014	16.297741	15.115308	-7.26%	0
2013	13.303702	16.297741	22.51%	0
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
2010	11.797263	12.551668	6.39%	0
2009*	10.000000	11.797263	17.97%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.701271	10.889730	25.15%	0
2016	7.358277	8.701271	18.25%	0
2015	9.401933	7.358277	-21.74%	0
2014*	10.000000	9.401933	-5.98%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.235680	16.415628	24.03%	0
2016	12.922321	13.235680	2.42%	0
2015	12.639294	12.922321	2.24%	0
2014	11.892592	12.639294	6.28%	0
2013	8.852789	11.892592	34.34%	0
2012	7.767458	8.852789	13.97%	0
2011	8.454994	7.767458	-8.13%	0
2010	6.684129	8.454994	26.49%	0
2009	4.833624	6.684129	38.28%	0
2008	10.200375	4.833624	-52.61%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	18.444467	22.813483	23.69%	0
2016	17.315450	18.444467	6.52%	0
2015	18.074775	17.315450	-4.20%	0
2014	19.958404	18.074775	-9.44%	0
2013	14.435952	19.958404	38.25%	0
2012	12.197345	14.435952	18.35%	0
2011	13.919262	12.197345	-12.37%	0
2010	10.458639	13.919262	33.09%	0
2009	6.557107	10.458639	59.50%	0
2008	11.074812	6.557107	-40.79%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.200159	25.506135	14.89%	0
2016	19.929519	22.200159	11.39%	0
2015	20.548958	19.929519	-3.01%	0
2014	19.046521	20.548958	7.89%	0
2013	14.347658	19.046521	32.75%	0
2012	12.647412	14.347658	13.44%	0
2011	12.978685	12.647412	-2.55%	0
2010	11.919922	12.978685	8.88%	0
2009	9.943227	11.919922	19.88%	0
2008	15.101510	9.943227	-34.16%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.277072	18.968719	24.16%	0
2016	15.026600	15.277072	1.67%	0
2015	14.436485	15.026600	4.09%	0
2014	14.580986	14.436485	-0.99%	0
2013	11.668920	14.580986	24.96%	0
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
2010*	10.000000	10.691901	6.92%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.029642	12.579133	25.42%	0
2016	9.678761	10.029642	3.63%	0
2015*	10.000000	9.678761	-3.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.184167	12.632190	3.68%	0
2016	11.755876	12.184167	3.64%	0
2015	12.108830	11.755876	-2.91%	0
2014	11.498629	12.108830	5.31%	0
2013	11.813836	11.498629	-2.67%	0
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
2010	10.237153	10.709575	4.61%	0
2009	9.559941	10.237153	7.08%	0
2008	10.905234	9.559941	-12.34%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.714716	25.177275	6.17%	0
2016	20.149278	23.714716	17.70%	0
2015	21.538248	20.149278	-6.45%	0
2014	19.478221	21.538248	10.58%	0
2013	15.110100	19.478221	28.91%	0
2012	13.486709	15.110100	12.04%	0
2011	13.708726	13.486709	-1.62%	0
2010	12.375076	13.708726	10.78%	0
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.434525	16.364238	13.37%	0
2016	13.525972	14.434525	6.72%	0
2015	13.681474	13.525972	-1.14%	0
2014	13.310690	13.681474	2.79%	0
2013	11.028213	13.310690	20.70%	0
2012	9.735254	11.028213	13.28%	0
2011	9.852092	9.735254	-1.19%	0
2010	8.983685	9.852092	9.67%	0
2009	7.435416	8.983685	20.82%	0
2008	10.815492	7.435416	-31.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.777935	10.891119	1.05%	0
2016	10.724241	10.777935	0.50%	0
2015	10.979650	10.724241	-2.33%	0
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	0
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	3.76%	0
2009	9.243153	10.148537	9.80%	0
2008	10.475613	9.243153	-11.77%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.805268	18.984142	28.23%	0
2016	15.093694	14.805268	-1.91%	0
2015	14.470660	15.093694	4.31%	0
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	0
2012	9.642894	11.524943	19.52%	0
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
2009	7.189544	9.966894	38.63%	0
2008	11.968200	7.189544	-39.93%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.395409	19.263039	25.12%	0
2016	14.417891	15.395409	6.78%	0
2015	13.837801	14.417891	4.19%	0
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	0
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	0
2009	6.113361	8.306090	35.87%	0
2008	11.194081	6.113361	-45.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.633401	16.274784	19.37%	0
2016	12.535173	13.633401	8.76%	0
2015	12.666441	12.535173	-1.04%	0
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	0
2008	9.752934	5.913455	-39.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.432831	10.904540	4.52%	0
2016	9.334534	10.432831	11.77%	0
2015	9.790058	9.334534	-4.65%	0
2014*	10.000000	9.790058	-2.10%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.405191	16.374200	22.15%	0
2016	12.058722	13.405191	11.17%	0
2015	12.466092	12.058722	-3.27%	0
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
2010	7.609657	8.596188	12.96%	0
2009	5.081534	7.609657	49.75%	0
2008*	10.000000	5.081534	-49.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.195222	17.646984	16.14%	0
2016	14.094970	15.195222	7.81%	0
2015	14.444093	14.094970	-2.42%	0
2014	13.339560	14.444093	8.28%	0
2013	9.819051	13.339560	35.85%	0
2012	8.995753	9.819051	9.15%	0
2011	9.490110	8.995753	-5.21%	0
2010	7.843856	9.490110	20.99%	0
2009	6.091263	7.843856	28.77%	0
2008*	10.000000	6.091263	-39.09%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.077691	17.472844	15.89%	0
2016	13.986333	15.077691	7.80%	0
2015	14.346379	13.986333	-2.51%	0
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0
2010	7.825648	9.466608	20.97%	0
2009	6.089368	7.825648	28.51%	0
2008*	10.000000	6.089368	-39.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.095767	13.269685	9.71%	0
2016	11.643302	12.095767	3.89%	0
2015	12.020417	11.643302	-3.14%	0
2014	11.772357	12.020417	2.11%	0
2013	10.487632	11.772357	12.25%	0
2012	9.646172	10.487632	8.72%	0
2011	9.986977	9.646172	-3.41%	0
2010	9.239626	9.986977	8.09%	0
2009	7.876573	9.239626	17.31%	0
2008*	10.000000	7.876573	-21.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.433854	14.097627	13.38%	0
2016	11.833410	12.433854	5.07%	0
2015	12.250041	11.833410	-3.40%	0
2014	11.951410	12.250041	2.50%	0
2013	10.068560	11.951410	18.70%	0
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.279754	11.745729	4.13%	0
2016	11.013008	11.279754	2.42%	0
2015	11.332415	11.013008	-2.82%	0
2014	11.201751	11.332415	1.17%	0
2013	10.904150	11.201751	2.73%	0
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.295793	13.719987	11.58%	0
2016	11.765889	12.295793	4.50%	0
2015	12.147767	11.765889	-3.14%	0
2014	11.866058	12.147767	2.37%	0
2013	10.288671	11.866058	15.33%	0
2012	9.352918	10.288671	10.00%	0
2011	9.781278	9.352918	-4.38%	0
2010	8.970926	9.781278	9.03%	0
2009	7.514175	8.970926	19.39%	0
2008*	10.000000	7.514175	-24.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
2009	6.797165	8.423079	23.92%	0
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.910091	12.813410	7.58%	0
2016	11.476508	11.910091	3.78%	0
2015	11.848909	11.476508	-3.14%	0
2014	11.628374	11.848909	1.90%	0
2013	10.677747	11.628374	8.90%	0
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.929585	12.193297	2.21%	0
2016	11.566411	11.929585	3.14%	0
2015	11.900236	11.566411	-2.81%	0
2014	11.570567	11.900236	2.85%	0
2013	12.049100	11.570567	-3.97%	0
2012	11.422510	12.049100	5.49%	0
2011	10.945024	11.422510	4.36%	0
2010	10.442863	10.945024	4.81%	0
2009	9.805483	10.442863	6.50%	0
2008*	10.000000	9.805483	-1.95%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.656840	11.889720	2.00%	0
2016	11.338656	11.656840	2.81%	0
2015	11.684768	11.338656	-2.96%	0
2014	11.401917	11.684768	2.48%	0
2013	11.899810	11.401917	-4.18%	0
2012	11.309423	11.899810	5.22%	0
2011	10.873028	11.309423	4.01%	0
2010	10.401215	10.873028	4.54%	0
2009	9.783754	10.401215	6.31%	0
2008*	10.000000	9.783754	-2.16%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	18.943359	26.192326	38.27%	0
2016	18.002218	18.943359	5.23%	0
2015	21.952163	18.002218	-17.99%	0
2014	23.786219	21.952163	-7.71%	0
2013	24.192720	23.786219	-1.68%	0
2012	21.123814	24.192720	14.53%	0
2011	27.875429	21.123814	-24.22%	0
2010	24.563998	27.875429	13.48%	0
2009	15.384737	24.563998	59.66%	0
2008	37.355984	15.384737	-58.82%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.460456	12.453783	-0.05%	0
2016	12.633293	12.460456	-1.37%	0
2015	12.918344	12.633293	-2.21%	0
2014	12.618875	12.918344	2.37%	0
2013	13.434423	12.618875	-6.07%	0
2012	13.316265	13.434423	0.89%	0
2011	12.681067	13.316265	5.01%	0
2010	12.361934	12.681067	2.58%	0
2009	12.296492	12.361934	0.53%	0
2008	11.660092	12.296492	5.46%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.581570	8.437261	-1.68%	0
2016	8.764471	8.581570	-2.09%	0
2015	8.952470	8.764471	-2.10%	0
2014	9.144502	8.952470	-2.10%	0
2013	9.340655	9.144502	-2.10%	0
2012	9.541568	9.340655	-2.11%	171
2011	9.745661	9.541568	-2.09%	933
2010	9.954696	9.745661	-2.10%	1,680
2009	10.163963	9.954696	-2.06%	2,411
2008	10.173059	10.163963	-0.09%	3,127

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.902450	9.831802	24.41%	0
2016	8.020666	7.902450	-1.47%	0
2015	8.465404	8.020666	-5.25%	0
2014	8.709707	8.465404	-2.80%	0
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
2009	5.430308	6.881959	26.73%	0
2008*	10.000000	5.430308	-45.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.257495	21.169568	15.95%	0
2016	17.035151	18.257495	7.18%	0
2015	17.576025	17.035151	-3.08%	0
2014	17.100512	17.576025	2.78%	0
2013	13.726923	17.100512	24.58%	0
2012	12.098051	13.726923	13.46%	0
2011	12.862753	12.098051	-5.95%	0
2010	11.461730	12.862753	12.22%	0
2009	9.203679	11.461730	24.53%	0
2008	14.885977	9.203679	-38.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.091454	16.420068	8.80%	0
2016	14.500350	15.091454	4.08%	0
2015	14.837165	14.500350	-2.27%	0
2014	14.490979	14.837165	2.39%	0
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.409706	19.569339	12.40%	0
2016	16.504731	17.409706	5.48%	0
2015	16.948937	16.504731	-2.62%	0
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.787455	13.231113	3.47%	0
2016	12.526867	12.787455	2.08%	0
2015	12.761787	12.526867	-1.84%	0
2014	12.547396	12.761787	1.71%	0
2013	12.225822	12.547396	2.63%	0
2012	11.874152	12.225822	2.96%	0
2011	11.782912	11.874152	0.77%	0
2010	11.365850	11.782912	3.67%	0
2009	10.642786	11.365850	6.79%	0
2008	11.567815	10.642786	-8.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.046781	17.741688	10.56%	0
2016	15.297330	16.046781	4.90%	0
2015	15.677952	15.297330	-2.43%	0
2014	15.225401	15.677952	2.97%	0
2013	13.334704	15.225401	14.18%	0
2012	12.292357	13.334704	8.48%	2,021
2011	12.560543	12.292357	-2.14%	2,021
2010	11.567394	12.560543	8.59%	2,021
2009	9.917701	11.567394	16.63%	2,021
2008	13.190215	9.917701	-24.81%	2,021
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.453250	19.937853	14.24%	0
2016	16.432813	17.453250	6.21%	0
2015	16.908737	16.432813	-2.81%	0
2014	16.455727	16.908737	2.75%	0
2013	13.735020	16.455727	19.81%	0
2012	12.333231	13.735020	11.37%	5,940
2011	12.870970	12.333231	-4.18%	5,940
2010	11.651476	12.870970	10.47%	5,940
2009	9.567624	11.651476	21.78%	5,940
2008	14.244756	9.567624	-32.83%	5,940
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.648927	15.663274	6.92%	0
2016	14.155020	14.648927	3.49%	0
2015	14.463087	14.155020	-2.13%	0
2014	14.104835	14.463087	2.54%	0
2013	13.038914	14.104835	8.17%	0
2012	12.328099	13.038914	5.77%	0
2011	12.337471	12.328099	-0.08%	0
2010	11.612983	12.337471	6.24%	0
2009	10.354332	11.612983	12.16%	0
2008	12.449464	10.354332	-16.83%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.698591	28.293283	24.65%	0
2016	22.371500	22.698591	1.46%	0
2015	21.743957	22.371500	2.89%	0
2014	20.413979	21.743957	6.52%	0
2013	15.253215	20.413979	33.83%	0
2012	13.128077	15.253215	16.19%	0
2011	13.715470	13.128077	-4.28%	0
2010	12.876384	13.715470	6.52%	0
2009*	10.000000	12.876384	28.76%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.249393	27.680130	24.41%	0
2016	21.994125	22.249393	1.16%	0
2015	21.432335	21.994125	2.62%	0
2014	20.165435	21.432335	6.28%	0
2013	15.113690	20.165435	33.42%	0
2012	13.036939	15.113690	15.93%	0
2011	13.656746	13.036939	-4.54%	0
2010	12.854703	13.656746	6.24%	0
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	27.130996	30.754363	13.36%	0
2016	23.037139	27.130996	17.77%	0
2015	24.143174	23.037139	-4.58%	0
2014	22.537900	24.143174	7.12%	0
2013	17.302840	22.537900	30.26%	0
2012	15.045864	17.302840	15.00%	0
2011	15.769206	15.045864	-4.59%	0
2010	12.762998	15.769206	23.55%	0
2009	9.532900	12.762998	33.88%	0
2008	15.326294	9.532900	-37.80%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	25.090391	28.390945	13.15%	0
2016	21.353454	25.090391	17.50%	0
2015	22.433347	21.353454	-4.81%	0
2014	20.988663	22.433347	6.88%	0
2013	16.142718	20.988663	30.02%	0
2012	14.060764	16.142718	14.81%	0
2011	14.757041	14.060764	-4.72%	0
2010	11.975685	14.757041	23.23%	0
2009	8.961523	11.975685	33.63%	0
2008	14.442035	8.961523	-37.95%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.536194	11.720764	22.91%	0
2016	9.987045	9.536194	-4.51%	0
2015	10.268527	9.987045	-2.74%	0
2014	10.632574	10.268527	-3.42%	0
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
2011	8.964302	7.931754	-11.52%	0
2010	8.045694	8.964302	11.42%	0
2009	6.038060	8.045694	33.25%	0
2008*	10.000000	6.038060	-39.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.589824	10.337990	20.35%	0
2016	8.337898	8.589824	3.02%	0
2015	8.976347	8.337898	-7.11%	0
2014*	10.000000	8.976347	-10.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.533853	10.238036	19.97%	0
2016	8.302821	8.533853	2.78%	0
2015	8.959942	8.302821	-7.33%	0
2014*	10.000000	8.959942	-10.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.820636	17.574365	27.16%	0
2016	13.840824	13.820636	-0.15%	0
2015	13.708690	13.840824	0.96%	0
2014	12.712618	13.708690	7.84%	0
2013	9.660589	12.712618	31.59%	0
2012	8.496867	9.660589	13.70%	0
2011	8.968663	8.496867	-5.26%	0
2010	7.941252	8.968663	12.94%	0
2009	6.270928	7.941252	26.64%	0
2008*	10.000000	6.270928	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.976794	15.649439	11.97%	0
2016	12.301852	13.976794	13.62%	0
2015	13.012971	12.301852	-5.46%	0
2014	12.057068	13.012971	7.93%	0
2013	9.120782	12.057068	32.19%	0
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0
2008*	10.000000	6.259102	-37.41%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.913676	17.371638	24.85%	0
2016	13.399857	13.913676	3.83%	0
2015	13.734813	13.399857	-2.44%	0
2014	13.526317	13.734813	1.54%	0
2013	9.968046	13.526317	35.70%	0
2012	8.881687	9.968046	12.23%	0
2011	9.494444	8.881687	-6.45%	0
2010	7.668251	9.494444	23.81%	0
2009	6.181744	7.668251	24.05%	0
2008*	10.000000	6.181744	-38.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.083617	20.155167	11.46%	0
2016	15.706927	18.083617	15.13%	0
2015	16.520612	15.706927	-4.93%	0
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	0
2009	6.662616	8.510135	27.73%	0
2008*	10.000000	6.662616	-33.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	14.873485	18.151163	22.04%	0
2016	14.058756	14.873485	5.80%	0
2015	14.284702	14.058756	-1.58%	0
2014	14.229960	14.284702	0.38%	0
2013	10.097211	14.229960	40.93%	0
2012	9.120211	10.097211	10.71%	0
2011	9.396390	9.120211	-2.94%	0
2010	7.671783	9.396390	22.48%	0
2009	6.161309	7.671783	24.52%	0
2008	11.772119	6.161309	-47.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	25.879206	27.633696	6.78%	0
2016	20.989531	25.879206	23.30%	0
2015	22.813823	20.989531	-8.00%	0
2014	21.774182	22.813823	4.77%	0
2013	15.841050	21.774182	37.45%	0
2012	13.434787	15.841050	17.91%	0
2011	14.455394	13.434787	-7.06%	0
2010	11.662415	14.455394	23.95%	0
2009	9.438340	11.662415	23.56%	0
2008	14.210051	9.438340	-33.58%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	23.182105	24.683351	6.48%	0
2016	18.849703	23.182105	22.98%	0
2015	20.546347	18.849703	-8.26%	0
2014	19.657215	20.546347	4.52%	0
2013	14.339387	19.657215	37.09%	0
2012	12.175439	14.339387	17.77%	0
2011	13.153417	12.175439	-7.44%	0
2010	10.622939	13.153417	23.82%	0
2009	8.621339	10.622939	23.22%	0
2008	13.008384	8.621339	-33.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	25.609173	28.454681	11.11%	0
2016	21.294784	25.609173	20.26%	0
2015	22.113237	21.294784	-3.70%	0
2014	22.405003	22.113237	-1.30%	0
2013	16.241413	22.405003	37.95%	0
2012	14.363833	16.241413	13.07%	0
2011	15.534964	14.363833	-7.54%	0
2010	12.661925	15.534964	22.69%	0
2009	9.601591	12.661925	31.87%	0
2008	15.867722	9.601591	-39.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	25.286918	28.025209	10.83%	0
2016	21.076345	25.286918	19.98%	0
2015	21.944376	21.076345	-3.96%	0
2014	22.291223	21.944376	-1.56%	0
2013	16.199854	22.291223	37.60%	0
2012	14.361368	16.199854	12.80%	0
2011	15.572543	14.361368	-7.78%	0
2010	12.727100	15.572543	22.36%	0
2009	9.670563	12.727100	31.61%	0
2008	16.024614	9.670563	-39.65%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	14.372710	16.920653	17.73%	0
2016	13.206545	14.372710	8.83%	0
2015	13.401147	13.206545	-1.45%	0
2014	12.242026	13.401147	9.47%	0
2013	9.560740	12.242026	28.04%	0
2012	8.578418	9.560740	11.45%	0
2011	8.729045	8.578418	-1.73%	0
2010	7.874831	8.729045	10.85%	0
2009	6.406480	7.874831	22.92%	0
2008	11.208018	6.406480	-42.84%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.010033	13.520128	3.92%	0
2016	12.398394	13.010033	4.93%	0
2015	13.424239	12.398394	-7.64%	0
2014	10.662014	13.424239	25.91%	0
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	0
2011	9.019006	9.372044	3.91%	0
2010	7.096102	9.019006	27.10%	0
2009	5.553739	7.096102	27.77%	0
2008*	10.000000	5.553739	-44.46%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.779813	9.726190	-0.55%	0
2016	9.746170	9.779813	0.35%	0
2015	9.989310	9.746170	-2.43%	0
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	0
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	0.27%	0
2009	9.803617	10.280127	4.86%	0
2008*	10.000000	9.803617	-1.96%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.221437	15.885432	20.15%	0
2016	13.355354	13.221437	-1.00%	0
2015	14.195994	13.355354	-5.92%	0
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	4.11%	0
2009*	10.000000	12.851162	28.51%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.873633	23.043471	15.95%	0
2016	18.476559	19.873633	7.56%	0
2015	18.960804	18.476559	-2.55%	0
2014	17.545911	18.960804	8.06%	0
2013	13.024443	17.545911	34.72%	0
2012	11.988232	13.024443	8.64%	0
2011	12.634061	11.988232	-5.11%	0
2010	10.504105	12.634061	20.28%	0
2009	8.163823	10.504105	28.67%	0
2008	13.771010	8.163823	-40.72%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	20.815580	27.852273	33.80%	0
2016	21.243468	20.815580	-2.01%	0
2015	20.875828	21.243468	1.76%	0
2014	20.845825	20.875828	0.14%	0
2013	16.725520	20.845825	24.63%	0
2012	14.089026	16.725520	18.71%	0
2011	15.691637	14.089026	-10.21%	0
2010	13.821339	15.691637	13.53%	0
2009	10.100626	13.821339	36.84%	0
2008	17.250398	10.100626	-41.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	20.025289	26.727078	33.47%	0
2016	20.485856	20.025289	-2.25%	0
2015	20.184086	20.485856	1.50%	0
2014	20.201731	20.184086	-0.09%	0
2013	16.249065	20.201731	24.33%	0
2012	13.723255	16.249065	18.41%	0
2011	15.323825	13.723255	-10.44%	0
2010	13.527951	15.323825	13.28%	0
2009	9.915823	13.527951	36.43%	0
2008	16.975188	9.915823	-41.59%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.962223	10.365386	4.05%	0
2016	9.551335	9.962223	4.30%	0
2015	9.981882	9.551335	-4.31%	0
2014	9.914567	9.981882	0.68%	0
2013	10.140669	9.914567	-2.23%	0
2012*	10.000000	10.140669	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	16.577461	17.210044	3.82%	0
2016	15.933793	16.577461	4.04%	0
2015	16.691553	15.933793	-4.54%	0
2014	16.635130	16.691553	0.34%	0
2013	17.054562	16.635130	-2.46%	0
2012	15.396678	17.054562	10.77%	0
2011	15.624665	15.396678	-1.46%	0
2010	13.905505	15.624665	12.36%	0
2009	11.995544	13.905505	15.92%	0
2008	14.328406	11.995544	-16.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	18.479749	21.102720	14.19%	0
2016	16.958915	18.479749	8.97%	0
2015	16.800723	16.958915	0.94%	0
2014	15.544394	16.800723	8.08%	0
2013	12.079890	15.544394	28.68%	0
2012	10.581985	12.079890	14.16%	0
2011	10.842610	10.581985	-2.40%	0
2010	9.561787	10.842610	13.40%	0
2009	7.630751	9.561787	25.31%	0
2008	12.700403	7.630751	-39.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	28.297831	31.627397	11.77%	0
2016	24.483062	28.297831	15.58%	0
2015	26.576097	24.483062	-7.88%	0
2014	24.252020	26.576097	9.58%	0
2013	17.566688	24.252020	38.06%	0
2012	15.208728	17.566688	15.50%	0
2011	15.885778	15.208728	-4.26%	0
2010	13.148620	15.885778	20.82%	0
2009	9.789484	13.148620	34.31%	0
2008	16.084709	9.789484	-39.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	16.485988	18.386048	11.53%	0
2016	14.309747	16.485988	15.21%	0
2015	15.565266	14.309747	-8.07%	0
2014	14.239570	15.565266	9.31%	0
2013	10.343092	14.239570	37.67%	0
2012	8.978881	10.343092	15.19%	0
2011	9.394986	8.978881	-4.43%	0
2010	7.798330	9.394986	20.47%	0
2009	5.819312	7.798330	34.01%	0
2008	9.588357	5.819312	-39.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.221931	10.986635	7.48%	0
2016	9.222063	10.221931	10.84%	0
2015	9.648079	9.222063	-4.42%	0
2014*	10.000000	9.648079	-3.52%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.410114	11.286190	8.42%	0
2016	10.332793	10.410114	0.75%	0
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.762842	10.669394	-0.87%	0
2016	10.851466	10.762842	-0.82%	0
2015	11.061140	10.851466	-1.90%	0
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	2.98%	0
2009*	10.000000	10.890926	8.91%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.203652	12.04%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.302995	13.204676	28.16%	0
2016*	10.000000	10.302995	3.03%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	12.635158	15.658823	23.93%	0
2016	13.230041	12.635158	-4.50%	0
2015	13.494952	13.230041	-1.96%	0
2014	14.786693	13.494952	-8.74%	0
2013	11.793245	14.786693	25.38%	0
2012	9.881190	11.793245	19.35%	0
2011	12.150527	9.881190	-18.68%	0
2010	11.279998	12.150527	7.72%	0
2009	9.244710	11.279998	22.02%	0
2008	16.848636	9.244710	-45.13%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	23.507543	24.826940	5.61%	0
2016	18.832546	23.507543	24.82%	0
2015	20.088142	18.832546	-6.25%	0
2014	19.837846	20.088142	1.26%	0
2013	14.514321	19.837846	36.68%	0
2012	12.619525	14.514321	15.01%	0
2011	13.529186	12.619525	-6.72%	0
2010	10.968972	13.529186	23.34%	0
2009	8.518288	10.968972	28.77%	0
2008	14.349676	8.518288	-40.64%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.457756	7.157643	-4.02%	0
2016	5.311412	7.457756	40.41%	0
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.607117	7.321348	-3.76%	0
2016	5.406589	7.607117	40.70%	0
2015	8.298338	5.406589	-34.85%	0
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	0
2012*	10.000000	9.683111	-3.17%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.579422	27.823107	23.22%	0
2016	21.404279	22.579422	5.49%	0
2015	22.512423	21.404279	-4.92%	0
2014	23.435498	22.512423	-3.94%	0
2013	15.934051	23.435498	47.08%	0
2012	15.089024	15.934051	5.60%	0
2011	16.154674	15.089024	-6.60%	0
2010	13.016111	16.154674	24.11%	0
2009*	10.000000	13.016111	30.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	18.419280	21.376558	16.06%	0
2016	16.946770	18.419280	8.69%	3,629
2015	17.075527	16.946770	-0.75%	3,466
2014	15.967291	17.075527	6.94%	3,303
2013	12.123945	15.967291	31.70%	3,133
2012	10.568460	12.123945	14.72%	2,960
2011	10.182083	10.568460	3.79%	2,776
2010	9.224959	10.182083	10.38%	2,572
2009	7.833619	9.224959	17.76%	2,343
2008	13.499778	7.833619	-41.97%	2,080
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	14.450541	17.689451	22.41%	0
2016	14.885998	14.450541	-2.93%	837
2015	14.856367	14.885998	0.20%	837
2014	16.231564	14.856367	-8.47%	837
2013	13.515966	16.231564	20.09%	837
2012	12.096578	13.515966	11.73%	837
2011	15.344889	12.096578	-21.17%	837
2010	15.035337	15.344889	2.06%	837
2009	11.436390	15.035337	31.47%	837
2008	25.019439	11.436390	-54.29%	837
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	16.952005	21.842914	28.85%	0
2016	16.924970	16.952005	0.16%	0
2015	15.603097	16.924970	8.47%	0
2014	14.007309	15.603097	11.39%	0
2013	10.448920	14.007309	34.06%	0
2012	9.196308	10.448920	13.62%	0
2011	9.715949	9.196308	-5.82%	0
2010	9.040466	9.715949	7.47%	0
2009	6.738641	9.040466	34.16%	0
2008	11.444220	6.738641	-41.12%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.449630	33.625793	10.43%	0
2016	24.934756	30.449630	22.12%	921
2015	27.021335	24.934756	-7.72%	921
2014	25.347488	27.021335	6.60%	921
2013	18.820852	25.347488	34.68%	921
2012	16.236581	18.820852	15.92%	921
2011	18.158358	16.236581	-10.58%	921
2010	14.659161	18.158358	23.87%	921
2009	10.501555	14.659161	39.59%	921
2008	16.704086	10.501555	-37.13%	921

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.370787	15.990475	11.27%	0
2016	14.147346	14.370787	1.58%	0
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	7.40%	0
2009*	10.000000	12.002530	20.03%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.288946	31.116030	9.99%	0
2016	22.993162	28.288946	23.03%	0
2015	24.058898	22.993162	-4.43%	0
2014	23.389645	24.058898	2.86%	0
2013	16.986994	23.389645	37.69%	0
2012	14.999833	16.986994	13.25%	0
2011	15.242970	14.999833	-1.60%	0
2010	12.380143	15.242970	23.12%	0
2009	10.119629	12.380143	22.34%	0
2008	14.970321	10.119629	-32.40%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	20.418661	24.284870	18.93%	0
2016	18.679224	20.418661	9.31%	0
2015	18.880629	18.679224	-1.07%	0
2014	17.011716	18.880629	10.99%	0
2013	13.167907	17.011716	29.19%	0
2012	11.627901	13.167907	13.24%	0
2011	11.663847	11.627901	-0.31%	0
2010	10.379745	11.663847	12.37%	0
2009	8.396618	10.379745	23.62%	0
2008	13.652126	8.396618	-38.50%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	22.538659	26.734081	18.61%	0
2016	20.667832	22.538659	9.05%	0
2015	20.940115	20.667832	-1.30%	0
2014	18.920773	20.940115	10.67%	0
2013	14.681480	18.920773	28.88%	0
2012	12.994051	14.681480	12.99%	0
2011	13.067218	12.994051	-0.56%	0
2010	11.659224	13.067218	12.08%	0
2009	9.453311	11.659224	23.33%	0
2008	15.414032	9.453311	-38.67%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	17.644994	19.914415	12.86%	0
2016	16.336896	17.644994	8.01%	0
2015	17.246877	16.336896	-5.28%	0
2014	15.535820	17.246877	11.01%	0
2013	11.818153	15.535820	31.46%	0
2012	10.786739	11.818153	9.56%	0
2011	10.924791	10.786739	-1.26%	0
2010	9.723947	10.924791	12.35%	0
2009	7.429645	9.723947	30.88%	0
2008	11.579365	7.429645	-35.84%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.178055	10.302683	1.22%	0
2016	9.547012	10.178055	6.61%	0
2015	9.854557	9.547012	-3.12%	0
2014*	10.000000	9.854557	-1.45%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	21.428699	22.345450	4.28%	0
2016	19.120268	21.428699	12.07%	0
2015	20.087313	19.120268	-4.81%	0
2014	20.043507	20.087313	0.22%	0
2013	19.192377	20.043507	4.43%	0
2012	17.160134	19.192377	11.84%	0
2011	16.713492	17.160134	2.67%	0
2010	14.932804	16.713492	11.92%	0
2009	10.008518	14.932804	49.20%	0
2008	13.840244	10.008518	-27.69%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	9.809275	10.623022	8.30%	0
2016	10.494433	9.809275	-6.53%	0
2015	11.462613	10.494433	-8.45%	0
2014	11.872492	11.462613	-3.45%	0
2013	10.449473	11.872492	13.62%	0
2012	9.706385	10.449473	7.66%	0
2011	10.497512	9.706385	-7.54%	0
2010	9.493145	10.497512	10.58%	0
2009	8.565483	9.493145	10.83%	0
2008	12.446513	8.565483	-31.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	13.831527	14.081173	1.80%	0
2016	13.613965	13.831527	1.60%	0
2015	13.947065	13.613965	-2.39%	0
2014	13.732606	13.947065	1.56%	0
2013	13.890582	13.732606	-1.14%	0
2012	12.938648	13.890582	7.36%	0
2011	12.928357	12.938648	0.08%	0
2010	12.176795	12.928357	6.17%	0
2009	10.332741	12.176795	17.85%	0
2008	11.389868	10.332741	-9.28%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.472374	13.677812	1.52%	0
2016	13.297907	13.472374	1.31%	0
2015	13.650086	13.297907	-2.58%	0
2014	13.476590	13.650086	1.29%	0
2013	13.670124	13.476590	-1.42%	0
2012	12.765367	13.670124	7.09%	0
2011	12.790504	12.765367	-0.20%	0
2010	12.071689	12.790504	5.95%	0
2009	10.267356	12.071689	17.57%	0
2008	11.350232	10.267356	-9.54%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	14.026190	15.638950	11.50%	0
2016	13.914770	14.026190	0.80%	0
2015	14.216919	13.914770	-2.13%	0
2014	13.747666	14.216919	3.41%	0
2013	12.160816	13.747666	13.05%	0
2012	11.054994	12.160816	10.00%	0
2011	11.609465	11.054994	-4.78%	0
2010	10.394479	11.609465	11.69%	0
2009	8.238533	10.394479	26.17%	0
2008	11.828915	8.238533	-30.35%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	13.038102	14.512015	11.30%	0
2016	12.955894	13.038102	0.63%	0
2015	13.248576	12.955894	-2.21%	0
2014	12.829146	13.248576	3.27%	0
2013	11.367314	12.829146	12.86%	0
2012	10.351158	11.367314	9.82%	0
2011	10.884617	10.351158	-4.90%	0
2010	9.760706	10.884617	11.51%	0
2009	7.746989	9.760706	25.99%	0
2008	11.136620	7.746989	-30.44%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	12.362624	14.359488	16.15%	0
2016	12.344324	12.362624	0.15%	0
2015	12.619363	12.344324	-2.18%	0
2014	12.195374	12.619363	3.48%	0
2013	10.187537	12.195374	19.71%	0
2012	9.027432	10.187537	12.85%	0
2011	9.841964	9.027432	-8.28%	0
2010	8.657571	9.841964	13.68%	0
2009	6.663017	8.657571	29.93%	0
2008	10.619839	6.663017	-37.26%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	11.268504	13.065994	15.95%	0
2016	11.270191	11.268504	-0.01%	0
2015	11.539155	11.270191	-2.33%	0
2014	11.172255	11.539155	3.28%	0
2013	9.351974	11.172255	19.46%	0
2012	8.303016	9.351974	12.63%	0
2011	9.071109	8.303016	-8.47%	0
2010	7.989951	9.071109	13.53%	0
2009	6.166813	7.989951	29.56%	0
2008	9.838797	6.166813	-37.32%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	15.441992	17.565943	13.75%	0
2016	14.726262	15.441992	4.86%	0
2015	14.973868	14.726262	-1.65%	0
2014	13.900188	14.973868	7.72%	0
2013	11.887553	13.900188	16.93%	0
2012	10.569006	11.887553	12.48%	0
2011	11.224910	10.569006	-5.84%	0
2010	9.722414	11.224910	15.45%	0
2009	7.181400	9.722414	35.38%	0
2008	11.124202	7.181400	-35.44%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	15.855062	18.015683	13.63%	0
2016	15.145476	15.855062	4.69%	0
2015	15.422703	15.145476	-1.80%	0
2014	14.326240	15.422703	7.65%	0
2013	12.274146	14.326240	16.72%	0
2012	10.925278	12.274146	12.35%	0
2011	11.609010	10.925278	-5.89%	0
2010	10.074941	11.609010	15.23%	0
2009	7.443656	10.074941	35.35%	0
2008	11.552435	7.443656	-35.57%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	13.670473	16.556022	21.11%	0
2016	13.595272	13.670473	0.55%	0
2015	13.735105	13.595272	-1.02%	0
2014	12.658963	13.735105	8.50%	0
2013	9.348168	12.658963	35.42%	0
2012	7.792429	9.348168	19.96%	0
2011	8.183010	7.792429	-4.77%	0
2010	7.083122	8.183010	15.53%	0
2009	5.325940	7.083122	32.99%	0
2008	9.255239	5.325940	-42.45%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	13.334144	16.114968	20.85%	0
2016	13.273351	13.334144	0.46%	0
2015	13.427471	13.273351	-1.15%	0
2014	12.400635	13.427471	8.28%	0
2013	9.166476	12.400635	35.28%	0
2012	7.663372	9.166476	19.61%	0
2011	8.054371	7.663372	-4.85%	0
2010	6.976435	8.054371	15.45%	0
2009	5.250625	6.976435	32.87%	0
2008	9.149211	5.250625	-42.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	16.295750	17.988311	10.39%	0
2016	14.124133	16.295750	15.38%	0
2015	15.049848	14.124133	-6.15%	0
2014	14.156464	15.049848	6.31%	0
2013	11.301561	14.156464	25.26%	0
2012	9.856356	11.301561	14.66%	0
2011	9.986715	9.856356	-1.31%	0
2010	8.867966	9.986715	12.62%	0
2009	6.969743	8.867966	27.24%	0
2008	12.432583	6.969743	-43.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	17.437630	19.222438	10.24%	0
2016	15.138718	17.437630	15.19%	2,075
2015	16.156167	15.138718	-6.30%	2,075
2014	15.220519	16.156167	6.15%	2,075
2013	12.168581	15.220519	25.08%	2,075
2012	10.624526	12.168581	14.53%	1,023
2011	10.786859	10.624526	-1.50%	1,023
2010	9.592710	10.786859	12.45%	1,023
2009	7.547916	9.592710	27.09%	1,023
2008	13.489249	7.547916	-44.04%	1,023

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	9.646437	9.503745	-1.48%	0
2016	9.837684	9.646437	-1.94%	0
2015	10.051026	9.837684	-2.12%	0
2014	10.270841	10.051026	-2.14%	0
2013	10.493474	10.270841	-2.12%	0
2012	10.710106	10.493474	-2.02%	0
2011	10.932838	10.710106	-2.04%	0
2010	11.145975	10.932838	-1.91%	0
2009	11.309351	11.145975	-1.44%	0
2008	11.218115	11.309351	0.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	15.296698	17.479459	14.27%	0
2016	13.482149	15.296698	13.46%	0
2015	14.110124	13.482149	-4.45%	0
2014	13.063301	14.110124	8.01%	0
2013	10.003133	13.063301	30.59%	0
2012	8.634527	10.003133	15.85%	0
2011	8.687070	8.634527	-0.60%	0
2010	7.742543	8.687070	12.20%	0
2009	6.222578	7.742543	24.43%	0
2008	10.922502	6.222578	-43.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	15.451796	17.632379	14.11%	0
2016	13.634820	15.451796	13.33%	2,388
2015	14.297372	13.634820	-4.63%	2,388
2014	13.255775	14.297372	7.86%	2,388
2013	10.166575	13.255775	30.39%	2,388
2012	8.787036	10.166575	15.70%	1,148
2011	8.859329	8.787036	-0.82%	1,148
2010	7.904008	8.859329	12.09%	1,148
2009	6.359604	7.904008	24.28%	1,148
2008	11.186681	6.359604	-43.15%	1,148
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.365691	17.657422	32.11%	0
2016	13.561783	13.365691	-1.45%	0
2015	12.946673	13.561783	4.75%	0
2014	11.899766	12.946673	8.80%	0
2013	8.928600	11.899766	33.28%	0
2012	7.966454	8.928600	12.08%	0
2011	8.129654	7.966454	-2.01%	0
2010	6.697024	8.129654	21.39%	0
2009	5.340836	6.697024	25.39%	0
2008	10.344749	5.340836	-48.37%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.259571	13.535221	31.93%	0
2016	10.427047	10.259571	-1.61%	0
2015	9.967930	10.427047	4.61%	0
2014	9.176351	9.967930	8.63%	0
2013	6.895471	9.176351	33.08%	0
2012	6.160089	6.895471	11.94%	0
2011	6.297207	6.160089	-2.18%	0
2010	5.195650	6.297207	21.20%	0
2009	4.149419	5.195650	25.21%	0
2008	8.048407	4.149419	-48.44%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.124378	13.751136	4.78%	0
2016	11.726511	13.124378	11.92%	0
2015	12.451872	11.726511	-5.83%	0
2014	12.590184	12.451872	-1.10%	0
2013	12.152961	12.590184	3.60%	0
2012	10.876587	12.152961	11.74%	0
2011	10.695097	10.876587	1.70%	0
2010	9.605582	10.695097	11.34%	0
2009	6.827674	9.605582	40.69%	0
2008	9.311628	6.827674	-26.68%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	13.990678	14.637233	4.62%	0
2016	12.522809	13.990678	11.72%	0
2015	13.312643	12.522809	-5.93%	0
2014	13.483237	13.312643	-1.27%	0
2013	13.036614	13.483237	3.43%	0
2012	11.690421	13.036614	11.52%	0
2011	11.518624	11.690421	1.49%	0
2010	10.355712	11.518624	11.23%	0
2009	7.376826	10.355712	40.38%	0
2008	10.070973	7.376826	-26.75%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	15.474144	18.430451	19.10%	0
2016	14.136573	15.474144	9.46%	0
2015	14.256962	14.136573	-0.84%	0
2014	12.829195	14.256962	11.13%	0
2013	9.914235	12.829195	29.40%	0
2012	8.741332	9.914235	13.42%	0
2011	8.754507	8.741332	-0.15%	0
2010	7.778171	8.754507	12.55%	0
2009	6.278577	7.778171	23.88%	0
2008	10.185135	6.278577	-38.36%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	16.277164	16.599823	1.98%	0
2016	15.880832	16.277164	2.50%	0
2015	16.326995	15.880832	-2.73%	0
2014	15.766862	16.326995	3.55%	0
2013	16.404937	15.766862	-3.89%	0
2012	15.832439	16.404937	3.62%	0
2011	15.073834	15.832439	5.03%	0
2010	14.289676	15.073834	5.49%	0
2009	12.619394	14.289676	13.24%	0
2008	13.329823	12.619394	-5.33%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	51.005843	60.246424	18.12%	0
2016	46.491991	51.005843	9.71%	0
2015	48.237140	46.491991	-3.62%	0
2014	46.420743	48.237140	3.91%	0
2013	34.866405	46.420743	33.14%	0
2012	31.053717	34.866405	12.28%	0
2011	35.544192	31.053717	-12.63%	0
2010	28.223382	35.544192	25.94%	0
2009	20.600153	28.223382	37.01%	0
2008	34.804386	20.600153	-40.81%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	31.512941	37.170574	17.95%	0
2016	28.772766	31.512941	9.52%	1,454
2015	29.891920	28.772766	-3.74%	1,454
2014	28.810969	29.891920	3.75%	879
2013	21.670513	28.810969	32.95%	879
2012	19.332456	21.670513	12.09%	879
2011	22.161704	19.332456	-12.77%	879
2010	17.615212	22.161704	25.81%	879
2009	12.881494	17.615212	36.75%	879
2008	21.798932	12.881494	-40.91%	879
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.470988	14.604332	27.32%	0
2016	12.355141	11.470988	-7.16%	0
2015	12.200797	12.355141	1.27%	0
2014	13.576957	12.200797	-10.14%	0
2013	10.642284	13.576957	27.58%	0
2012	9.023134	10.642284	17.94%	0
2011	11.140485	9.023134	-19.01%	0
2010	10.075911	11.140485	10.57%	0
2009	8.144178	10.075911	23.72%	0
2008	14.827724	8.144178	-45.07%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.085097	11.556433	27.20%	0
2016	9.800508	9.085097	-7.30%	1,616
2015	9.696251	9.800508	1.08%	1,616
2014	10.805909	9.696251	-10.27%	1,616
2013	8.483895	10.805909	27.37%	1,616
2012	7.202871	8.483895	17.78%	1,616
2011	8.905110	7.202871	-19.12%	1,616
2010	8.065799	8.905110	10.41%	1,616
2009	6.530687	8.065799	23.51%	1,616
2008	11.910231	6.530687	-45.17%	1,616
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	18.054518	20.412213	13.06%	0
2016	16.488233	18.054518	9.50%	0
2015	16.989304	16.488233	-2.95%	0
2014	15.599026	16.989304	8.91%	0
2013	12.050261	15.599026	29.45%	0
2012	10.194913	12.050261	18.20%	0
2011	10.691080	10.194913	-4.64%	0
2010	9.280171	10.691080	15.20%	0
2009	6.662785	9.280171	39.28%	0
2008	12.735434	6.662785	-47.68%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	17.624918	19.896847	12.89%	0
2016	16.123158	17.624918	9.31%	0
2015	16.639383	16.123158	-3.10%	0
2014	15.305187	16.639383	8.72%	0
2013	11.833189	15.305187	29.34%	0
2012	10.032224	11.833189	17.95%	0
2011	10.534387	10.032224	-4.77%	0
2010	9.161021	10.534387	14.99%	0
2009	6.588329	9.161021	39.05%	0
2008	12.610034	6.588329	-47.75%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	21.880119	25.524351	16.66%	0
2016	20.423673	21.880119	7.13%	0
2015	21.530198	20.423673	-5.14%	0
2014	20.623114	21.530198	4.40%	0
2013	16.156982	20.623114	27.64%	0
2012	12.991808	16.156982	24.36%	0
2011	14.565626	12.991808	-10.81%	0
2010	11.771295	14.565626	23.74%	0
2009	7.643067	11.771295	54.01%	0
2008	15.999266	7.643067	-52.23%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	20.220565	23.563624	16.53%	0
2016	18.910286	20.220565	6.93%	0
2015	19.962755	18.910286	-5.27%	0
2014	19.153908	19.962755	4.22%	0
2013	15.036041	19.153908	27.39%	0
2012	12.093950	15.036041	24.33%	0
2011	13.587214	12.093950	-10.99%	0
2010	10.990735	13.587214	23.62%	0
2009	7.147359	10.990735	53.77%	0
2008	14.995434	7.147359	-52.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.149059	13.312712	9.58%	0
2016	10.969412	12.149059	10.75%	0
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	21.340304	25.236792	18.26%	0
2016	18.746804	21.340304	13.83%	0
2015	19.836319	18.746804	-5.49%	0
2014	18.597300	19.836319	6.66%	0
2013	14.613976	18.597300	27.26%	0
2012	13.314691	14.613976	9.76%	0
2011	12.800996	13.314691	4.01%	0
2010	10.816956	12.800996	18.34%	0
2009	9.394382	10.816956	15.14%	0
2008	13.141972	9.394382	-28.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.639573	16.764045	14.51%	0
2016	13.917907	14.639573	5.19%	0
2015	15.181556	13.917907	-8.32%	0
2014	17.410767	15.181556	-12.80%	0
2013	14.433838	17.410767	20.62%	0
2012	12.438573	14.433838	16.04%	0
2011	14.194065	12.438573	-12.37%	0
2010	13.347730	14.194065	6.34%	0
2009	9.932150	13.347730	34.39%	0
2008	16.984479	9.932150	-41.52%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.446807	19.201143	24.30%	0
2016	15.473174	15.446807	-0.17%	0
2015	15.096098	15.473174	2.50%	0
2014	14.262728	15.096098	5.84%	0
2013	10.426620	14.262728	36.79%	0
2012	9.397265	10.426620	10.95%	0
2011	10.258927	9.397265	-8.40%	0
2010	8.768529	10.258927	17.00%	0
2009	5.409913	8.768529	62.08%	0
2008	10.865774	5.409913	-50.21%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	19.239160	22.135675	15.06%	0
2016	16.805853	19.239160	14.48%	1,024
2015	18.309409	16.805853	-8.21%	1,024
2014	17.150903	18.309409	6.75%	1,024
2013	12.920885	17.150903	32.74%	1,024
2012	11.104020	12.920885	16.36%	1,024
2011	11.591898	11.104020	-4.21%	1,024
2010	10.239265	11.591898	13.21%	1,024
2009	8.149243	10.239265	25.65%	1,024
2008	12.973332	8.149243	-37.18%	1,024
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	15.188339	16.820923	10.75%	0
2016	14.076341	15.188339	7.90%	0
2015	15.266597	14.076341	-7.80%	0
2014	14.426806	15.266597	5.82%	0
2013	11.407157	14.426806	26.47%	0
2012	10.237237	11.407157	11.43%	0
2011	10.468329	10.237237	-2.21%	0
2010	9.765099	10.468329	7.20%	0
2009	7.778513	9.765099	25.54%	0
2008	11.379794	7.778513	-31.65%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	14.795788	16.343013	10.46%	0
2016	13.743014	14.795788	7.66%	0
2015	14.941963	13.743014	-8.02%	0
2014	14.159288	14.941963	5.53%	0
2013	11.222864	14.159288	26.16%	0
2012	10.095672	11.222864	11.17%	0
2011	10.347418	10.095672	-2.43%	0
2010	9.679404	10.347418	6.90%	0
2009	7.729246	9.679404	25.23%	0
2008	11.336843	7.729246	-31.82%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	18.995082	22.812324	20.10%	0
2016	19.547491	18.995082	-2.83%	0
2015	20.513719	19.547491	-4.71%	0
2014	20.945699	20.513719	-2.06%	0
2013	18.030839	20.945699	16.17%	0
2012	15.988842	18.030839	12.77%	0
2011	17.567947	15.988842	-8.99%	0
2010	15.943442	17.567947	10.19%	0
2009	12.077272	15.943442	32.01%	0
2008	20.760941	12.077272	-41.83%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	19.344801	21.754245	12.46%	0
2016	17.427406	19.344801	11.00%	0
2015	18.557965	17.427406	-6.09%	0
2014	18.160502	18.557965	2.19%	0
2013	14.407796	18.160502	26.05%	0
2012	13.271266	14.407796	8.56%	0
2011	14.486254	13.271266	-8.39%	0
2010	12.973431	14.486254	11.66%	0
2009	10.182204	12.973431	27.41%	0
2008	14.558212	10.182204	-30.06%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.401026	16.063271	19.87%	0
2016	13.591992	13.401026	-1.40%	0
2015	13.725114	13.591992	-0.97%	0
2014	12.983289	13.725114	5.71%	0
2013	9.683917	12.983289	34.07%	0
2012*	10.000000	9.683917	-3.16%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.271673	15.862825	19.52%	0
2016	13.485313	13.271673	-1.58%	0
2015	13.639549	13.485313	-1.13%	0
2014	12.943693	13.639549	5.38%	0
2013	9.683468	12.943693	33.67%	0
2012*	10.000000	9.683468	-3.17%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.887018	14.915146	15.74%	0
2016	13.516544	12.887018	-4.66%	0
2015	15.071585	13.516544	-10.32%	0
2014	16.258919	15.071585	-7.30%	0
2013	13.278794	16.258919	22.44%	0
2012	11.387526	13.278794	16.61%	0
2011	12.540990	11.387526	-9.20%	0
2010	11.793245	12.540990	6.34%	0
2009*	10.000000	11.793245	17.93%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.689436	10.869389	25.09%	0
2016	7.352013	8.689436	18.19%	0
2015	9.398728	7.352013	-21.78%	0
2014*	10.000000	9.398728	-6.01%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.135481	16.283071	23.96%	0
2016	12.831029	13.135481	2.37%	0
2015	12.556414	12.831029	2.19%	0
2014	11.820644	12.556414	6.22%	0
2013	8.803725	11.820644	34.27%	0
2012	7.728373	8.803725	13.91%	0
2011	8.416746	7.728373	-8.18%	0
2010	6.657288	8.416746	26.43%	0
2009	4.816666	6.657288	38.21%	0
2008	10.169795	4.816666	-52.64%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	18.304801	22.629212	23.62%	0
2016	17.193093	18.304801	6.47%	0
2015	17.956227	17.193093	-4.25%	0
2014	19.837643	17.956227	-9.48%	0
2013	14.355932	19.837643	38.18%	0
2012	12.135945	14.355932	18.29%	0
2011	13.856256	12.135945	-12.42%	0
2010	10.416617	13.856256	33.02%	0
2009	6.534091	10.416617	59.42%	0
2008	11.041606	6.534091	-40.82%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.032067	25.300118	14.83%	0
2016	19.788695	22.032067	11.34%	0
2015	20.414192	19.788695	-3.06%	0
2014	18.931281	20.414192	7.83%	0
2013	14.268131	18.931281	32.68%	0
2012	12.583745	14.268131	13.39%	0
2011	12.919941	12.583745	-2.60%	0
2010	11.872017	12.919941	8.83%	0
2009	9.908329	11.872017	19.82%	0
2008	15.056226	9.908329	-34.19%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.225177	18.894659	24.10%	0
2016	14.983190	15.225177	1.62%	0
2015	14.402140	14.983190	4.03%	0
2014	14.553727	14.402140	-1.04%	0
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.020623	12.561418	25.36%	0
2016	9.674986	10.020623	3.57%	0
2015*	10.000000	9.674986	-3.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.099402	12.537914	3.62%	0
2016	11.680061	12.099402	3.59%	0
2015	12.036895	11.680061	-2.96%	0
2014	11.436161	12.036895	5.25%	0
2013	11.755656	11.436161	-2.72%	0
2012	11.003070	11.755656	6.84%	0
2011	10.667727	11.003070	3.14%	0
2010	10.202356	10.667727	4.56%	0
2009	9.532302	10.202356	7.03%	0
2008	10.879266	9.532302	-12.38%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.622064	25.066145	6.11%	0
2016	20.080778	23.622064	17.64%	0
2015	21.475997	20.080778	-6.50%	0
2014	19.431838	21.475997	10.52%	0
2013	15.081830	19.431838	28.84%	0
2012	13.468372	15.081830	11.98%	0
2011	13.697071	13.468372	-1.67%	0
2010	12.370863	13.697071	10.72%	0
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.356105	16.267056	13.31%	0
2016	13.459339	14.356105	6.66%	0
2015	13.621024	13.459339	-1.19%	0
2014	13.258642	13.621024	2.73%	0
2013	10.990690	13.258642	20.64%	0
2012	9.707105	10.990690	13.22%	0
2011	9.828613	9.707105	-1.24%	0
2010	8.966848	9.828613	9.61%	0
2009	7.425270	8.966848	20.76%	0
2008	10.806270	7.425270	-31.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.719359	10.826425	1.00%	0
2016	10.671398	10.719359	0.45%	0
2015	10.931131	10.671398	-2.38%	0
2014	10.641514	10.931131	2.72%	0
2013	11.162660	10.641514	-4.67%	0
2012	10.868716	11.162660	2.70%	0
2011	10.505524	10.868716	3.46%	0
2010	10.129525	10.505524	3.71%	0
2009	9.230548	10.129525	9.74%	0
2008	10.466687	9.230548	-11.81%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.724805	18.871373	28.16%	0
2016	15.019315	14.724805	-1.96%	0
2015	14.406712	15.019315	4.25%	0
2014	14.457887	14.406712	-0.35%	0
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	0
2011	10.834550	9.615008	-11.26%	0
2010	9.948218	10.834550	8.91%	0
2009	7.179740	9.948218	38.56%	0
2008	11.957998	7.179740	-39.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.311760	19.148626	25.06%	0
2016	14.346869	15.311760	6.73%	0
2015	13.776670	14.346869	4.14%	0
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	0
2011	9.588362	8.942733	-6.73%	0
2010	8.290539	9.588362	15.65%	0
2009	6.105029	8.290539	35.80%	0
2008	11.184549	6.105029	-45.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.566221	16.186356	19.31%	0
2016	12.479772	13.566221	8.71%	0
2015	12.616898	12.479772	-1.09%	0
2014	11.697730	12.616898	7.86%	0
2013	8.990572	11.697730	30.11%	0
2012	7.849255	8.990572	14.54%	0
2011	8.204802	7.849255	-4.33%	0
2010	7.555705	8.204802	8.59%	0
2009	5.908398	7.555705	27.88%	0
2008	9.749596	5.908398	-39.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.418551	10.884064	4.47%	0
2016	9.326501	10.418551	11.71%	0
2015	9.786632	9.326501	-4.70%	0
2014*	10.000000	9.786632	-2.13%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.345990	16.293593	22.09%	0
2016	12.011599	13.345990	11.11%	0
2015	12.423731	12.011599	-3.32%	0
2014	11.915168	12.423731	4.27%	0
2013	8.483640	11.915168	40.45%	0
2012	7.421099	8.483640	14.32%	0
2011	8.584485	7.421099	-13.55%	0
2010	7.603174	8.584485	12.91%	0
2009	5.079792	7.603174	49.67%	0
2008*	10.000000	5.079792	-49.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.128126	17.560119	16.08%	0
2016	14.039889	15.128126	7.75%	0
2015	14.395004	14.039889	-2.47%	0
2014	13.301011	14.395004	8.22%	0
2013	9.795668	13.301011	35.78%	0
2012	8.978929	9.795668	9.10%	0
2011	9.477194	8.978929	-5.26%	0
2010	7.837169	9.477194	20.93%	0
2009	6.089184	7.837169	28.71%	0
2008*	10.000000	6.089184	-39.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.011151	17.386882	15.83%	0
2016	13.931710	15.011151	7.75%	0
2015	14.297649	13.931710	-2.56%	0
2014	13.222171	14.297649	8.13%	0
2013	9.752647	13.222171	35.58%	0
2012	8.948768	9.752647	8.98%	0
2011	9.453736	8.948768	-5.34%	0
2010	7.818986	9.453736	20.91%	0
2009	6.087288	7.818986	28.45%	0
2008*	10.000000	6.087288	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.357908	14.487281	17.23%	0
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.042402	13.204415	9.65%	0
2016	11.597835	12.042402	3.83%	0
2015	11.979598	11.597835	-3.19%	0
2014	11.738363	11.979598	2.06%	0
2013	10.462682	11.738363	12.19%	0
2012	9.628146	10.462682	8.67%	0
2011	9.973398	9.628146	-3.46%	0
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.378948	14.028220	13.32%	0
2016	11.787153	12.378948	5.02%	0
2015	12.208387	11.787153	-3.45%	0
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.229913	11.687887	4.08%	0
2016	10.969941	11.229913	2.37%	0
2015	11.293880	10.969941	-2.87%	0
2014	11.169368	11.293880	1.11%	0
2013	10.878184	11.169368	2.68%	0
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
2009	9.017623	9.972650	10.59%	0
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.241457	13.652407	11.53%	0
2016	11.719853	12.241457	4.45%	0
2015	12.106433	11.719853	-3.19%	0
2014	11.831720	12.106433	2.32%	0
2013	10.264140	11.831720	15.27%	0
2012	9.335399	10.264140	9.95%	0
2011	9.767952	9.335399	-4.43%	0
2010	8.963277	9.767952	8.98%	0
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.320440	14.234845	15.54%	0
2016	11.702050	12.320440	5.28%	0
2015	12.142278	11.702050	-3.63%	0
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.857478	12.750318	7.53%	0
2016	11.431632	11.857478	3.73%	0
2015	11.808623	11.431632	-3.19%	0
2014	11.594761	11.808623	1.84%	0
2013	10.652325	11.594761	8.85%	0
2012	9.893273	10.652325	7.67%	0
2011	10.137580	9.893273	-2.41%	0
2010	9.501879	10.137580	6.69%	0
2009	8.251709	9.501879	15.15%	0
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.876907	12.133267	2.16%	0
2016	11.521198	11.876907	3.09%	0
2015	11.859767	11.521198	-2.85%	0
2014	11.537117	11.859767	2.80%	0
2013	12.020409	11.537117	-4.02%	0
2012	11.401148	12.020409	5.43%	0
2011	10.930124	11.401148	4.31%	0
2010	10.433971	10.930124	4.76%	0
2009	9.802132	10.433971	6.45%	0
2008*	10.000000	9.802132	-1.98%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.605378	11.831188	1.95%	0
2016	11.294355	11.605378	2.75%	0
2015	11.645063	11.294355	-3.01%	0
2014	11.368969	11.645063	2.43%	0
2013	11.871478	11.368969	-4.23%	0
2012	11.288265	11.871478	5.17%	0
2011	10.858224	11.288265	3.96%	0
2010	10.392365	10.858224	4.48%	0
2009	9.780422	10.392365	6.26%	0
2008*	10.000000	9.780422	-2.20%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.421582	12.613126	1.54%	0
2016	12.283974	12.421582	1.12%	0
2015	12.619173	12.283974	-2.66%	0
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	0
2012	12.240525	12.829222	4.81%	0
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	18.799927	25.980784	38.20%	0
2016	17.875020	18.799927	5.17%	0
2015	21.808207	17.875020	-18.04%	0
2014	23.642318	21.808207	-7.76%	0
2013	24.058657	23.642318	-1.73%	0
2012	21.017525	24.058657	14.47%	0
2011	27.749326	21.017525	-24.26%	0
2010	24.465345	27.749326	13.42%	0
2009	15.330784	24.465345	59.58%	0
2008	37.244096	15.330784	-58.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.366142	12.353219	-0.10%	0
2016	12.544068	12.366142	-1.42%	0
2015	12.833663	12.544068	-2.26%	0
2014	12.542564	12.833663	2.32%	0
2013	13.360005	12.542564	-6.12%	0
2012	13.249291	13.360005	0.84%	0
2011	12.623711	13.249291	4.96%	0
2010	12.312301	12.623711	2.53%	0
2009	12.253382	12.312301	0.48%	0
2008	11.625148	12.253382	5.40%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.516449	8.368959	-1.73%	0
2016	8.702392	8.516449	-2.14%	0
2015	8.893602	8.702392	-2.15%	0
2014	9.089011	8.893602	-2.15%	0
2013	9.288720	9.089011	-2.15%	0
2012	9.493374	9.288720	-2.16%	0
2011	9.701381	9.493374	-2.14%	0
2010	9.914529	9.701381	-2.15%	0
2009	10.128123	9.914529	-2.11%	0
2008	10.142369	10.128123	-0.14%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.867512	9.783358	24.35%	0
2016	7.989281	7.867512	-1.52%	0
2015	8.436587	7.989281	-5.30%	0
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0
2011	7.603263	6.696046	-11.93%	0
2010	6.876080	7.603263	10.58%	0
2009	5.428443	6.876080	26.67%	0
2008*	10.000000	5.428443	-45.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.119281	20.998602	15.89%	0
2016	16.914805	18.119281	7.12%	0
2015	17.460780	16.914805	-3.13%	0
2014	16.997086	17.460780	2.73%	0
2013	13.650870	16.997086	24.51%	0
2012	12.037183	13.650870	13.41%	0
2011	12.804572	12.037183	-5.99%	0
2010	11.415696	12.804572	12.17%	0
2009	9.171396	11.415696	24.47%	0
2008	14.841358	9.171396	-38.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.032484	16.347581	8.75%	0
2016	14.451064	15.032484	4.02%	0
2015	14.794290	14.451064	-2.32%	0
2014	14.456487	14.794290	2.34%	0
2013	13.025523	14.456487	10.99%	0
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.341670	19.482920	12.35%	0
2016	16.448610	17.341670	5.43%	0
2015	16.899940	16.448610	-2.67%	0
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
2012	12.782689	14.039375	9.83%	0
2011	13.186361	12.782689	-3.06%	0
2010	12.028785	13.186361	9.62%	0
2009*	10.000000	12.028785	20.29%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.690657	13.124280	3.42%	0
2016	12.438381	12.690657	2.03%	2,385
2015	12.678118	12.438381	-1.89%	2,385
2014	12.471503	12.678118	1.66%	2,385
2013	12.158077	12.471503	2.58%	2,385
2012	11.814410	12.158077	2.91%	2,385
2011	11.729593	11.814410	0.72%	2,385
2010	11.320210	11.729593	3.62%	2,385
2009	10.605462	11.320210	6.74%	2,385
2008	11.533149	10.605462	-8.04%	2,385
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.925290	17.598398	10.51%	0
2016	15.189246	15.925290	4.85%	0
2015	15.575136	15.189246	-2.48%	0
2014	15.133277	15.575136	2.92%	0
2013	13.260785	15.133277	14.12%	0
2012	12.230480	13.260785	8.42%	0
2011	12.503686	12.230480	-2.19%	0
2010	11.520910	12.503686	8.53%	0
2009	9.882894	11.520910	16.57%	0
2008	13.150641	9.882894	-24.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.321069	19.776782	14.18%	0
2016	16.316663	17.321069	6.16%	0
2015	16.797806	16.316663	-2.86%	0
2014	16.356123	16.797806	2.70%	0
2013	13.658854	16.356123	19.75%	0
2012	12.271127	13.658854	11.31%	0
2011	12.812686	12.271127	-4.23%	0
2010	11.604645	12.812686	10.41%	0
2009	9.534035	11.604645	21.72%	0
2008	14.202017	9.534035	-32.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.538021	15.536773	6.87%	0
2016	14.055002	14.538021	3.44%	2,508
2015	14.368228	14.055002	-2.18%	2,508
2014	14.019484	14.368228	2.49%	2,508
2013	12.966634	14.019484	8.12%	2,508
2012	12.266038	12.966634	5.71%	2,508
2011	12.281630	12.266038	-0.13%	2,508
2010	11.566324	12.281630	6.18%	2,508
2009	10.318000	11.566324	12.10%	2,508
2008	12.412119	10.318000	-16.87%	2,508

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.609915	28.168405	24.58%	0
2016	22.295445	22.609915	1.41%	0
2015	21.681103	22.295445	2.83%	0
2014	20.365374	21.681103	6.46%	0
2013	15.224667	20.365374	33.77%	0
2012	13.110224	15.224667	16.13%	0
2011	13.703802	13.110224	-4.33%	0
2010	12.872007	13.703802	6.46%	0
2009*	10.000000	12.872007	28.72%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.162481	27.557982	24.35%	0
2016	21.919384	22.162481	1.11%	2,025
2015	21.370417	21.919384	2.57%	2,025
2014	20.117464	21.370417	6.23%	2,025
2013	15.085423	20.117464	33.36%	2,025
2012	13.019223	15.085423	15.87%	2,025
2011	13.645142	13.019223	-4.59%	2,025
2010	12.850326	13.645142	6.19%	2,025
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	26.929757	30.510712	13.30%	0
2016	22.877917	26.929757	17.71%	0
2015	23.988559	22.877917	-4.63%	0
2014	22.405015	23.988559	7.07%	0
2013	17.209596	22.405015	30.19%	0
2012	14.972447	17.209596	14.94%	0
2011	15.700258	14.972447	-4.64%	0
2010	12.713685	15.700258	23.49%	0
2009	9.500925	12.713685	33.82%	0
2008	15.282716	9.500925	-37.83%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	24.903115	28.164681	13.10%	0
2016	21.204872	24.903115	17.44%	1,857
2015	22.288630	21.204872	-4.86%	1,857
2014	20.863916	22.288630	6.83%	1,857
2013	16.054957	20.863916	29.95%	1,857
2012	13.991482	16.054957	14.75%	1,056
2011	14.691816	13.991482	-4.77%	1,056
2010	11.928844	14.691816	23.16%	1,056
2009	8.931038	11.928844	33.57%	1,056
2008	14.400280	8.931038	-37.98%	1,056

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.494091	11.663081	22.85%	0
2016	9.948025	9.494091	-4.56%	0
2015	10.233633	9.948025	-2.79%	0
2014	10.601854	10.233633	-3.47%	0
2013	8.948602	10.601854	18.47%	0
2012	7.916925	8.948602	13.03%	0
2011	8.952102	7.916925	-11.56%	0
2010	8.038841	8.952102	11.36%	0
2009	6.035998	8.038841	33.18%	0
2008*	10.000000	6.035998	-39.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.578070	10.318595	20.29%	0
2016	8.330718	8.578070	2.97%	0
2015	8.973198	8.330718	-7.16%	0
2014*	10.000000	8.973198	-10.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.522168	10.218809	19.91%	0
2016	8.295665	8.522168	2.73%	0
2015	8.956804	8.295665	-7.38%	0
2014*	10.000000	8.956804	-10.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.759602	17.487852	27.10%	0
2016	13.786714	13.759602	-0.20%	0
2015	13.662073	13.786714	0.91%	0
2014	12.675861	13.662073	7.78%	0
2013	9.637576	12.675861	31.53%	0
2012	8.480971	9.637576	13.64%	0
2011	8.956444	8.480971	-5.31%	0
2010	7.934473	8.956444	12.88%	0
2009	6.268781	7.934473	26.57%	0
2008*	10.000000	6.268781	-37.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.915025	15.572352	11.91%	0
2016	12.253720	13.915025	13.56%	0
2015	12.968676	12.253720	-5.51%	0
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	0
2012	7.908241	9.099031	15.06%	0
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0
2009	6.256962	7.800703	24.67%	0
2008*	10.000000	6.256962	-37.43%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.852181	17.286053	24.79%	0
2016	13.347436	13.852181	3.78%	0
2015	13.688071	13.347436	-2.49%	0
2014	13.487189	13.688071	1.49%	0
2013	9.944282	13.487189	35.63%	0
2012	8.865053	9.944282	12.17%	0
2011	9.481495	8.865053	-6.50%	0
2010	7.661708	9.481495	23.75%	0
2009	6.179627	7.661708	23.98%	0
2008*	10.000000	6.179627	-38.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.003799	20.055989	11.40%	0
2016	15.645570	18.003799	15.07%	0
2015	16.464495	15.645570	-4.97%	0
2014	14.378908	16.464495	14.50%	0
2013	10.830592	14.378908	32.76%	0
2012	9.513974	10.830592	13.84%	0
2011	9.953671	9.513974	-4.42%	0
2010	8.502885	9.953671	17.06%	0
2009	6.660337	8.502885	27.66%	0
2008*	10.000000	6.660337	-33.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	14.760859	18.004533	21.97%	0
2016	13.959407	14.760859	5.74%	4,186
2015	14.191004	13.959407	-1.63%	3,984
2014	14.143834	14.191004	0.33%	3,795
2013	10.041226	14.143834	40.86%	3,593
2012	9.074287	10.041226	10.66%	3,389
2011	9.353835	9.074287	-2.99%	3,172
2010	7.640943	9.353835	22.42%	2,947
2009	6.139684	7.640943	24.45%	2,681
2008	11.736815	6.139684	-47.69%	2,348
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	25.687187	27.414692	6.73%	0
2016	20.844391	25.687187	23.23%	0
2015	22.667649	20.844391	-8.04%	0
2014	21.645722	22.667649	4.72%	0
2013	15.755628	21.645722	37.38%	0
2012	13.369185	15.755628	17.85%	0
2011	14.392159	13.369185	-7.11%	0
2010	11.617340	14.392159	23.89%	0
2009	9.406663	11.617340	23.50%	0
2008	14.169625	9.406663	-33.61%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	23.009034	24.486597	6.42%	0
2016	18.718508	23.009034	22.92%	0
2015	20.413779	18.718508	-8.30%	0
2014	19.540364	20.413779	4.47%	0
2013	14.261419	19.540364	37.02%	0
2012	12.115439	14.261419	17.71%	0
2011	13.095274	12.115439	-7.48%	0
2010	10.581383	13.095274	23.76%	0
2009	8.592002	10.581383	23.15%	0
2008	12.970757	8.592002	-33.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	25.419201	28.229220	11.05%	0
2016	21.147578	25.419201	20.20%	0
2015	21.971596	21.147578	-3.75%	0
2014	22.272879	21.971596	-1.35%	0
2013	16.153878	22.272879	37.88%	0
2012	14.293732	16.153878	13.01%	0
2011	15.467035	14.293732	-7.59%	0
2010	12.612988	15.467035	22.63%	0
2009	9.569374	12.612988	31.81%	0
2008	15.822586	9.569374	-39.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	25.095566	27.798977	10.77%	0
2016	20.927512	25.095566	19.92%	0
2015	21.800554	20.927512	-4.00%	0
2014	22.156435	21.800554	-1.61%	0
2013	16.110121	22.156435	37.53%	0
2012	14.289134	16.110121	12.74%	0
2011	15.502116	14.289134	-7.82%	0
2010	12.676006	15.502116	22.29%	0
2009	9.636667	12.676006	31.54%	0
2008	15.976629	9.636667	-39.68%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	14.294606	16.820142	17.67%	0
2016	13.141455	14.294606	8.77%	0
2015	13.341920	13.141455	-1.50%	0
2014	12.194146	13.341920	9.41%	0
2013	9.528213	12.194146	27.98%	0
2012	8.553610	9.528213	11.39%	0
2011	8.708239	8.553610	-1.78%	0
2010	7.860083	8.708239	10.79%	0
2009	6.397749	7.860083	22.86%	0
2008	11.198465	6.397749	-42.87%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.952559	13.453546	3.87%	0
2016	12.349912	12.952559	4.88%	0
2015	13.378579	12.349912	-7.69%	0
2014	10.631183	13.378579	25.84%	0
2013	10.579126	10.631183	0.49%	0
2012	9.354492	10.579126	13.09%	0
2011	9.006700	9.354492	3.86%	0
2010	7.090025	9.006700	27.03%	0
2009	5.551826	7.090025	27.71%	0
2008*	10.000000	5.551826	-44.48%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.736599	9.678288	-0.60%	0
2016	9.708053	9.736599	0.29%	0
2015	9.955337	9.708053	-2.48%	0
2014	10.124076	9.955337	-1.67%	0
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	0
2010	10.271377	10.293761	0.22%	0
2009	9.800278	10.271377	4.81%	0
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.169760	15.815285	20.09%	0
2016	13.309931	13.169760	-1.05%	0
2015	14.154944	13.309931	-5.97%	0
2014	15.749135	14.154944	-10.12%	0
2013	13.402022	15.749135	17.51%	0
2012	11.455869	13.402022	16.99%	0
2011	13.368509	11.455869	-14.31%	0
2010	12.846780	13.368509	4.06%	0
2009*	10.000000	12.846780	28.47%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.745551	22.883307	15.89%	0
2016	18.366829	19.745551	7.51%	0
2015	18.857827	18.366829	-2.60%	0
2014	17.459530	18.857827	8.01%	0
2013	12.966932	17.459530	34.65%	0
2012	11.941404	12.966932	8.59%	0
2011	12.591134	11.941404	-5.16%	0
2010	10.473749	12.591134	20.22%	0
2009	8.144398	10.473749	28.60%	0
2008	13.745280	8.144398	-40.75%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	20.661120	27.631523	33.74%	0
2016	21.096588	20.661120	-2.06%	0
2015	20.742082	21.096588	1.71%	0
2014	20.722856	20.742082	0.09%	0
2013	16.635345	20.722856	24.57%	0
2012	14.020244	16.635345	18.65%	0
2011	15.623003	14.020244	-10.26%	0
2010	13.767919	15.623003	13.47%	0
2009	10.066732	13.767919	36.77%	0
2008	17.201319	10.066732	-41.48%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	19.873760	26.511330	33.40%	0
2016	20.341206	19.873760	-2.30%	0
2015	20.051798	20.341206	1.44%	0
2014	20.079573	20.051798	-0.14%	0
2013	16.159051	20.079573	24.26%	0
2012	13.654222	16.159051	18.34%	0
2011	15.254523	13.654222	-10.49%	0
2010	13.473629	15.254523	13.22%	0
2009	9.881052	13.473629	36.36%	0
2008	16.924327	9.881052	-41.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.940985	10.338024	3.99%	0
2016	9.535823	9.940985	4.25%	0
2015	9.970761	9.535823	-4.36%	0
2014	9.908581	9.970761	0.63%	0
2013	10.139733	9.908581	-2.28%	0
2012*	10.000000	10.139733	1.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	16.452009	17.071105	3.76%	0
2016	15.821284	16.452009	3.99%	0
2015	16.582161	15.821284	-4.59%	0
2014	16.534554	16.582161	0.29%	0
2013	16.960116	16.534554	-2.51%	0
2012	15.319264	16.960116	10.71%	0
2011	15.554039	15.319264	-1.51%	0
2010	13.849712	15.554039	12.31%	0
2009	11.953514	13.849712	15.86%	0
2008	14.285502	11.953514	-16.32%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.626656	10.674191	23.73%	0
2016	9.061745	8.626656	-4.80%	0
2015	8.981906	9.061745	0.89%	0
2014*	10.000000	8.981906	-10.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	18.339843	20.932299	14.14%	0
2016	16.839094	18.339843	8.91%	1,009
2015	16.690546	16.839094	0.89%	1,009
2014	15.450344	16.690546	8.03%	1,009
2013	12.012933	15.450344	28.61%	1,009
2012	10.528721	12.012933	14.10%	1,009
2011	10.793534	10.528721	-2.45%	1,009
2010	9.523369	10.793534	13.34%	1,009
2009	7.603973	9.523369	25.24%	1,009
2008	12.662325	7.603973	-39.95%	1,009
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	28.087928	31.376814	11.71%	0
2016	24.313832	28.087928	15.52%	0
2015	26.405898	24.313832	-7.92%	0
2014	24.109015	26.405898	9.53%	0
2013	17.472011	24.109015	37.99%	0
2012	15.134508	17.472011	15.44%	0
2011	15.816323	15.134508	-4.31%	0
2010	13.097820	15.816323	20.76%	0
2009	9.756648	13.097820	34.25%	0
2008	16.038962	9.756648	-39.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	16.396376	18.276791	11.47%	0
2016	14.239204	16.396376	15.15%	0
2015	15.496456	14.239204	-8.11%	0
2014	14.183863	15.496456	9.25%	0
2013	10.307897	14.183863	37.60%	0
2012	8.952904	10.307897	15.13%	0
2011	9.372582	8.952904	-4.48%	0
2010	7.783705	9.372582	20.41%	0
2009	5.811385	7.783705	33.94%	0
2008	9.580195	5.811385	-39.34%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.208005	10.966084	7.43%	0
2016	9.214195	10.208005	10.79%	0
2015	9.644773	9.214195	-4.46%	0
2014*	10.000000	9.644773	-3.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.369428	11.236340	8.36%	0
2016	10.297659	10.369428	0.70%	0
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
2009*	10.000000	10.808196	8.08%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.720804	10.622304	-0.92%	0
2016	10.814584	10.720804	-0.87%	0
2015	11.029176	10.814584	-1.95%	0
2014	11.187797	11.029176	-1.42%	0
2013	11.460232	11.187797	-2.38%	0
2012	11.075823	11.460232	3.47%	0
2011	11.205585	11.075823	-1.16%	0
2010	10.887208	11.205585	2.92%	0
2009*	10.000000	10.887208	8.87%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.199857	12.00%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.300576	13.194872	28.10%	0
2016*	10.000000	10.300576	3.01%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	12.541387	15.534701	23.87%	0
2016	13.138548	12.541387	-4.55%	0
2015	13.408479	13.138548	-2.01%	0
2014	14.699465	13.408479	-8.78%	0
2013	11.729658	14.699465	25.32%	0
2012	9.832944	11.729658	19.29%	0
2011	12.097380	9.832944	-18.72%	0
2010	11.236391	12.097380	7.66%	0
2009	9.213676	11.236391	21.95%	0
2008	16.800695	9.213676	-45.16%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	23.333133	24.630198	5.56%	0
2016	18.702329	23.333133	24.76%	0
2015	19.959447	18.702329	-6.30%	0
2014	19.720828	19.959447	1.21%	0
2013	14.436077	19.720828	36.61%	0
2012	12.557922	14.436077	14.96%	0
2011	13.469999	12.557922	-6.77%	0
2010	10.926559	13.469999	23.28%	0
2009	8.489677	10.926559	28.70%	0
2008	14.308809	8.489677	-40.67%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.439970	7.136939	-4.07%	0
2016	5.301448	7.439970	40.34%	0
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.589006	7.300200	-3.81%	0
2016	5.396459	7.589006	40.63%	0
2015	8.287036	5.396459	-34.88%	0
2014	10.469426	8.287036	-20.85%	0
2013	9.679796	10.469426	8.16%	0
2012*	10.000000	9.679796	-3.20%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.491193	27.700286	23.16%	0
2016	21.331502	22.491193	5.44%	0
2015	22.447355	21.331502	-4.97%	0
2014	23.379711	22.447355	-3.99%	0
2013	15.904234	23.379711	47.00%	0
2012	15.068503	15.904234	5.55%	0
2011	16.140929	15.068503	-6.64%	0
2010	13.011675	16.140929	24.05%	0
2009*	10.000000	13.011675	30.12%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	18.279757	21.203823	16.00%	0
2016	16.826981	18.279757	8.63%	0
2015	16.963486	16.826981	-0.80%	0
2014	15.870626	16.963486	6.89%	0
2013	12.056696	15.870626	31.63%	0
2012	10.515221	12.056696	14.66%	0
2011	10.135965	10.515221	3.74%	0
2010	9.187875	10.135965	10.32%	0
2009	7.806116	9.187875	17.70%	0
2008	13.459282	7.806116	-42.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	14.341049	17.546477	22.35%	0
2016	14.780746	14.341049	-2.97%	0
2015	14.758866	14.780746	0.15%	0
2014	16.133289	14.758866	-8.52%	0
2013	13.440998	16.133289	20.03%	0
2012	12.035658	13.440998	11.68%	0
2011	15.275418	12.035658	-21.21%	0
2010	14.974915	15.275418	2.01%	0
2009	11.396262	14.974915	31.40%	0
2008	24.944445	11.396262	-54.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	16.823558	21.666371	28.79%	0
2016	16.805294	16.823558	0.11%	0
2015	15.500678	16.805294	8.42%	0
2014	13.922473	15.500678	11.34%	0
2013	10.390951	13.922473	33.99%	0
2012	9.149978	10.390951	13.56%	0
2011	9.671929	9.149978	-5.87%	0
2010	9.004111	9.671929	7.42%	0
2009	6.714977	9.004111	34.09%	0
2008	11.409874	6.714977	-41.15%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.219058	33.354165	10.37%	0
2016	24.758559	30.219058	22.05%	0
2015	26.844129	24.758559	-7.77%	0
2014	25.194132	26.844129	6.55%	0
2013	18.716530	25.194132	34.61%	0
2012	16.154855	18.716530	15.86%	0
2011	18.076180	16.154855	-10.63%	0
2010	14.600265	18.076180	23.81%	0
2009	10.464714	14.600265	39.52%	0
2008	16.653994	10.464714	-37.16%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.314572	15.919813	11.21%	0
2016	14.099198	14.314572	1.53%	0
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	0
2009*	10.000000	11.998434	19.98%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.626476	13.081768	12.52%	0
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.078980	30.869347	9.94%	0
2016	22.834134	28.078980	22.97%	0
2015	23.904713	22.834134	-4.48%	0
2014	23.251630	23.904713	2.81%	0
2013	16.895386	23.251630	37.62%	0
2012	14.926594	16.895386	13.19%	0
2011	15.176283	14.926594	-1.65%	0
2010	12.332278	15.176283	23.06%	0
2009	10.085662	12.332278	22.28%	0
2008	14.927717	10.085662	-32.44%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	20.267060	24.092278	18.87%	0
2016	18.549993	20.267060	9.26%	0
2015	18.759585	18.549993	-1.12%	0
2014	16.911283	18.759585	10.93%	0
2013	13.096867	16.911283	29.12%	0
2012	11.571097	13.096867	13.19%	0
2011	11.612792	11.571097	-0.36%	0
2010	10.339590	11.612792	12.31%	0
2009	8.368407	10.339590	23.56%	0
2008	13.613237	8.368407	-38.53%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	22.381777	26.534487	18.55%	0
2016	20.534437	22.381777	9.00%	0
2015	20.815600	20.534437	-1.35%	0
2014	18.817882	20.815600	10.62%	0
2013	14.609108	18.817882	28.81%	0
2012	12.936630	14.609108	12.93%	0
2011	13.016104	12.936630	-0.61%	0
2010	11.619553	13.016104	12.02%	0
2009	9.425969	11.619553	23.27%	0
2008	15.377331	9.425969	-38.70%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	17.514065	19.756582	12.80%	0
2016	16.223933	17.514065	7.95%	0
2015	17.136387	16.223933	-5.32%	0
2014	15.444181	17.136387	10.96%	0
2013	11.754445	15.444181	31.39%	0
2012	10.734082	11.754445	9.51%	0
2011	10.876999	10.734082	-1.31%	0
2010	9.686353	10.876999	12.29%	0
2009	7.404714	9.686353	30.81%	0
2008	11.546433	7.404714	-35.87%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.164180	10.283395	1.17%	0
2016	9.538864	10.164180	6.56%	0
2015	9.851182	9.538864	-3.17%	0
2014*	10.000000	9.851182	-1.49%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	21.266419	22.164932	4.23%	0
2016	18.985137	21.266419	12.02%	0
2015	19.955554	18.985137	-4.86%	0
2014	19.922218	19.955554	0.17%	0
2013	19.085999	19.922218	4.38%	0
2012	17.073775	19.085999	11.79%	0
2011	16.637859	17.073775	2.62%	0
2010	14.872824	16.637859	11.87%	0
2009	9.973402	14.872824	49.12%	0
2008	13.798733	9.973402	-27.72%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	9.736031	10.538343	8.24%	0
2016	10.421385	9.736031	-6.58%	0
2015	11.388645	10.421385	-8.49%	0
2014	11.801895	11.388645	-3.50%	0
2013	10.392653	11.801895	13.56%	0
2012	9.658550	10.392653	7.60%	0
2011	10.451117	9.658550	-7.58%	0
2010	9.456016	10.451117	10.52%	0
2009	8.536330	9.456016	10.77%	0
2008	12.410498	8.536330	-31.22%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	13.728777	13.969458	1.75%	0
2016	13.519726	13.728777	1.55%	0
2015	13.857604	13.519726	-2.44%	0
2014	13.651510	13.857604	1.51%	0
2013	13.815624	13.651510	-1.19%	0
2012	12.875420	13.815624	7.30%	0
2011	12.871755	12.875420	0.03%	0
2010	12.129682	12.871755	6.12%	0
2009	10.298025	12.129682	17.79%	0
2008	11.357405	10.298025	-9.33%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.371769	13.568756	1.47%	0
2016	13.205342	13.371769	1.26%	0
2015	13.561999	13.205342	-2.63%	0
2014	13.396467	13.561999	1.24%	0
2013	13.595796	13.396467	-1.47%	0
2012	12.702458	13.595796	7.03%	0
2011	12.733962	12.702458	-0.25%	0
2010	12.024476	12.733962	5.90%	0
2009	10.232421	12.024476	17.51%	0
2008	11.317397	10.232421	-9.59%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	13.900164	15.490530	11.44%	0
2016	13.796768	13.900164	0.75%	0
2015	14.103570	13.796768	-2.18%	0
2014	13.645045	14.103570	3.36%	0
2013	12.076217	13.645045	12.99%	0
2012	10.983708	12.076217	9.95%	0
2011	11.540493	10.983708	-4.82%	0
2010	10.337999	11.540493	11.63%	0
2009	8.197942	10.337999	26.10%	0
2008	11.776657	8.197942	-30.39%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	12.927532	14.381621	11.25%	0
2016	12.852566	12.927532	0.58%	0
2015	13.149635	12.852566	-2.26%	0
2014	12.739850	13.149635	3.22%	0
2013	11.293958	12.739850	12.80%	0
2012	10.289626	11.293958	9.76%	0
2011	10.825433	10.289626	-4.95%	0
2010	9.712594	10.825433	11.46%	0
2009	7.712734	9.712594	25.93%	0
2008	11.093048	7.712734	-30.47%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	12.251514	14.223190	16.09%	0
2016	12.239618	12.251514	0.10%	0
2015	12.518718	12.239618	-2.23%	0
2014	12.104291	12.518718	3.42%	0
2013	10.116617	12.104291	19.65%	0
2012	8.969186	10.116617	12.79%	0
2011	9.783442	8.969186	-8.32%	0
2010	8.610479	9.783442	13.62%	0
2009	6.630165	8.610479	29.87%	0
2008	10.572904	6.630165	-37.29%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	11.172872	12.948505	15.89%	0
2016	11.180238	11.172872	-0.07%	0
2015	11.452918	11.180238	-2.38%	0
2014	11.094430	11.452918	3.23%	0
2013	9.291578	11.094430	19.40%	0
2012	8.253619	9.291578	12.58%	0
2011	9.021751	8.253619	-8.51%	0
2010	7.950538	9.021751	13.47%	0
2009	6.139533	7.950538	29.50%	0
2008	9.800309	6.139533	-37.35%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	15.303331	17.399339	13.70%	0
2016	14.601466	15.303331	4.81%	0
2015	14.854557	14.601466	-1.70%	0
2014	13.796466	14.854557	7.67%	0
2013	11.804866	13.796466	16.87%	0
2012	10.500870	11.804866	12.42%	0
2011	11.158233	10.500870	-5.89%	0
2010	9.669606	11.158233	15.39%	0
2009	7.146040	9.669606	35.31%	0
2008	11.075093	7.146040	-35.48%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	15.720625	17.853835	13.57%	0
2016	15.024696	15.720625	4.63%	0
2015	15.307536	15.024696	-1.85%	0
2014	14.226532	15.307536	7.60%	0
2013	12.194945	14.226532	16.66%	0
2012	10.860337	12.194945	12.29%	0
2011	11.545887	10.860337	-5.94%	0
2010	10.025276	11.545887	15.17%	0
2009	7.410757	10.025276	35.28%	0
2008	11.507280	7.410757	-35.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	13.557372	16.410704	21.05%	0
2016	13.489681	13.557372	0.50%	0
2015	13.635402	13.489681	-1.07%	0
2014	12.573491	13.635402	8.45%	0
2013	9.289795	12.573491	35.35%	0
2012	7.747749	9.289795	19.90%	0
2011	8.140239	7.747749	-4.82%	0
2010	7.049701	8.140239	15.47%	0
2009	5.303522	7.049701	32.92%	0
2008	9.221012	5.303522	-42.48%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	13.223917	15.973617	20.79%	0
2016	13.170338	13.223917	0.41%	0
2015	13.330078	13.170338	-1.20%	0
2014	12.316992	13.330078	8.23%	0
2013	9.109291	12.316992	35.21%	0
2012	7.619464	9.109291	19.55%	0
2011	8.012308	7.619464	-4.90%	0
2010	6.943541	8.012308	15.39%	0
2009	5.228543	6.943541	32.80%	0
2008	9.115418	5.228543	-42.64%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	16.149342	17.817615	10.33%	0
2016	14.004372	16.149342	15.32%	0
2015	14.929871	14.004372	-6.20%	0
2014	14.050791	14.929871	6.26%	0
2013	11.222931	14.050791	25.20%	0
2012	9.792796	11.222931	14.60%	0
2011	9.927379	9.792796	-1.36%	0
2010	8.819788	9.927379	12.56%	0
2009	6.935423	8.819788	27.17%	0
2008	12.377697	6.935423	-43.97%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	17.289646	19.049598	10.18%	0
2016	15.017886	17.289646	15.13%	0
2015	16.035406	15.017886	-6.35%	0
2014	15.114480	16.035406	6.09%	0
2013	12.089983	15.114480	25.02%	0
2012	10.561315	12.089983	14.47%	0
2011	10.728167	10.561315	-1.56%	0
2010	9.545392	10.728167	12.39%	725
2009	7.514530	9.545392	27.03%	725
2008	13.436473	7.514530	-44.07%	725

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	9.559712	9.413501	-1.53%	0
2016	9.754218	9.559712	-1.99%	0
2015	9.970835	9.754218	-2.17%	0
2014	10.194109	9.970835	-2.19%	0
2013	10.420399	10.194109	-2.17%	0
2012	10.640979	10.420399	-2.07%	0
2011	10.867817	10.640979	-2.09%	0
2010	11.085347	10.867817	-1.96%	0
2009	11.253584	11.085347	-1.49%	0
2008	11.168504	11.253584	0.76%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	15.159136	17.313442	14.21%	0
2016	13.367736	15.159136	13.40%	0
2015	13.997542	13.367736	-4.50%	0
2014	12.965697	13.997542	7.96%	0
2013	9.933466	12.965697	30.53%	0
2012	8.578787	9.933466	15.79%	0
2011	8.635398	8.578787	-0.66%	0
2010	7.700418	8.635398	12.14%	0
2009	6.191892	7.700418	24.36%	0
2008	10.874210	6.191892	-43.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	15.320756	17.473945	14.05%	0
2016	13.526082	15.320756	13.27%	0
2015	14.190610	13.526082	-4.68%	0
2014	13.163513	14.190610	7.80%	0
2013	10.100981	13.163513	30.32%	0
2012	8.734827	10.100981	15.64%	0
2011	8.811172	8.734827	-0.87%	0
2010	7.865055	8.811172	12.03%	0
2009	6.331499	7.865055	24.22%	0
2008	11.142951	6.331499	-43.18%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	13.245590	17.489850	32.04%	0
2016	13.446774	13.245590	-1.50%	0
2015	12.843449	13.446774	4.70%	0
2014	11.810918	12.843449	8.74%	0
2013	8.866465	11.810918	33.21%	0
2012	7.915072	8.866465	12.02%	0
2011	8.081337	7.915072	-2.06%	0
2010	6.660623	8.081337	21.33%	0
2009	5.314525	6.660623	25.33%	0
2008	10.299075	5.314525	-48.40%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.172597	13.413641	31.86%	0
2016	10.343917	10.172597	-1.66%	0
2015	9.893515	10.343917	4.55%	0
2014	9.112494	9.893515	8.57%	0
2013	6.850974	9.112494	33.01%	0
2012	6.123484	6.850974	11.88%	0
2011	6.262982	6.123484	-2.23%	0
2010	5.170049	6.262982	21.14%	0
2009	4.131086	5.170049	25.15%	0
2008	8.016948	4.131086	-48.47%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.006413	13.620595	4.72%	0
2016	11.627030	13.006413	11.86%	0
2015	12.352556	11.627030	-5.87%	0
2014	12.496150	12.352556	-1.15%	0
2013	12.068349	12.496150	3.54%	0
2012	10.806391	12.068349	11.68%	0
2011	10.631486	10.806391	1.65%	0
2010	9.553330	10.631486	11.29%	0
2009	6.793998	9.553330	40.61%	0
2008	9.270443	6.793998	-26.71%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	13.872022	14.505699	4.57%	0
2016	12.422918	13.872022	11.66%	0
2015	13.213205	12.422918	-5.98%	0
2014	13.389367	13.213205	-1.32%	0
2013	12.952478	13.389367	3.37%	0
2012	11.620923	12.952478	11.46%	0
2011	11.455994	11.620923	1.44%	0
2010	10.304659	11.455994	11.17%	0
2009	7.344206	10.304659	40.31%	0
2008	10.031581	7.344206	-26.79%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	15.335071	18.255510	19.04%	0
2016	14.016657	15.335071	9.41%	0
2015	14.143252	14.016657	-0.90%	0
2014	12.733382	14.143252	11.07%	0
2013	9.845218	12.733382	29.34%	0
2012	8.684930	9.845218	13.36%	0
2011	8.702453	8.684930	-0.20%	0
2010	7.735878	8.702453	12.49%	0
2009	6.247628	7.735878	23.82%	0
2008	10.140119	6.247628	-38.39%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	16.130967	16.442350	1.93%	0
2016	15.746219	16.130967	2.44%	0
2015	16.196870	15.746219	-2.78%	0
2014	15.649198	16.196870	3.50%	0
2013	16.290832	15.649198	-3.94%	0
2012	15.730380	16.290832	3.56%	0
2011	14.984294	15.730380	4.98%	0
2010	14.212059	14.984294	5.43%	0
2009	12.557258	14.212059	13.18%	0
2008	13.270976	12.557258	-5.38%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	50.547513	59.674649	18.06%	0
2016	46.097709	50.547513	9.65%	0
2015	47.852533	46.097709	-3.67%	0
2014	46.074165	47.852533	3.86%	0
2013	34.623774	46.074165	33.07%	0
2012	30.853420	34.623774	12.22%	0
2011	35.332955	30.853420	-12.68%	0
2010	28.069970	35.332955	25.87%	0
2009	20.498650	28.069970	36.94%	0
2008	34.650659	20.498650	-40.84%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	31.245680	36.836561	17.89%	0
2016	28.543285	31.245680	9.47%	0
2015	29.668682	28.543285	-3.79%	0
2014	28.610433	29.668682	3.70%	0
2013	21.530672	28.610433	32.88%	0
2012	19.217546	21.530672	12.04%	0
2011	22.041216	19.217546	-12.81%	0
2010	17.528381	22.041216	25.75%	0
2009	12.824549	17.528381	36.68%	0
2008	21.713686	12.824549	-40.94%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	11.367871	14.465680	27.25%	0
2016	12.250312	11.367871	-7.20%	0
2015	12.103463	12.250312	1.21%	0
2014	13.475538	12.103463	-10.18%	0
2013	10.568187	13.475538	27.51%	0
2012	8.964905	10.568187	17.88%	0
2011	11.074247	8.964905	-19.05%	0
2010	10.021101	11.074247	10.51%	0
2009	8.104022	10.021101	23.66%	0
2008	14.762178	8.104022	-45.10%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	9.008003	11.452537	27.14%	0
2016	9.722295	9.008003	-7.35%	0
2015	9.623797	9.722295	1.02%	0
2014	10.730650	9.623797	-10.31%	0
2013	8.429111	10.730650	27.30%	0
2012	7.160027	8.429111	17.72%	0
2011	8.856665	7.160027	-19.16%	0
2010	8.026020	8.856665	10.35%	0
2009	6.501796	8.026020	23.44%	0
2008	11.863613	6.501796	-45.20%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	17.911280	20.239970	13.00%	0
2016	16.365764	17.911280	9.44%	0
2015	16.871739	16.365764	-3.00%	0
2014	15.498986	16.871739	8.86%	0
2013	11.979095	15.498986	29.38%	0
2012	10.139894	11.979095	18.14%	0
2011	10.638810	10.139894	-4.69%	0
2010	9.239513	10.638810	15.14%	0
2009	6.636995	9.239513	39.21%	0
2008	12.692657	6.636995	-47.71%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	17.485096	19.728958	12.83%	0
2016	16.003406	17.485096	9.26%	0
2015	16.524233	16.003406	-3.15%	0
2014	15.207028	16.524233	8.66%	0
2013	11.763300	15.207028	29.28%	0
2012	9.978083	11.763300	17.89%	0
2011	10.482898	9.978083	-4.82%	0
2010	9.120890	10.482898	14.93%	0
2009	6.562811	9.120890	38.98%	0
2008	12.567635	6.562811	-47.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	21.717678	25.321956	16.60%	0
2016	20.282382	21.717678	7.08%	0
2015	21.392200	20.282382	-5.19%	0
2014	20.501415	21.392200	4.34%	0
2013	16.069841	20.501415	27.58%	0
2012	12.928377	16.069841	24.30%	0
2011	14.501900	12.928377	-10.85%	0
2010	11.725780	14.501900	23.68%	0
2009	7.617404	11.725780	53.93%	0
2008	15.953753	7.617404	-52.25%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	20.069532	23.375708	16.47%	0
2016	18.778608	20.069532	6.87%	0
2015	19.833884	18.778608	-5.32%	0
2014	19.039991	19.833884	4.17%	0
2013	14.954250	19.039991	27.32%	0
2012	12.034327	14.954250	24.26%	0
2011	13.527136	12.034327	-11.04%	0
2010	10.947724	13.527136	23.56%	0
2009	7.123023	10.947724	53.69%	0
2008	14.952059	7.123023	-52.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.095368	13.247132	9.52%	0
2016	10.926500	12.095368	10.70%	0
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	21.181967	25.036787	18.20%	0
2016	18.617195	21.181967	13.78%	0
2015	19.709252	18.617195	-5.54%	0
2014	18.487621	19.709252	6.61%	0
2013	14.535206	18.487621	27.19%	0
2012	13.249715	14.535206	9.70%	0
2011	12.745029	13.249715	3.96%	0
2010	10.775156	12.745029	18.28%	0
2009	9.362860	10.775156	15.08%	0
2008	13.104586	9.362860	-28.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	14.530889	16.631120	14.45%	0
2016	13.821622	14.530889	5.13%	0
2015	15.084237	13.821622	-8.37%	0
2014	17.308015	15.084237	-12.85%	0
2013	14.355986	17.308015	20.56%	0
2012	12.377826	14.355986	15.98%	0
2011	14.131951	12.377826	-12.41%	0
2010	13.296121	14.131951	6.29%	0
2009	9.898800	13.296121	34.32%	0
2008	16.936121	9.898800	-41.55%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.329745	19.045925	24.24%	0
2016	15.363756	15.329745	-0.22%	0
2015	14.997013	15.363756	2.45%	0
2014	14.176366	14.997013	5.79%	0
2013	10.368784	14.176366	36.72%	0
2012	9.349934	10.368784	10.90%	0
2011	10.212457	9.349934	-8.45%	0
2010	8.733269	10.212457	16.94%	0
2009	5.390911	8.733269	62.00%	0
2008	10.833171	5.390911	-50.24%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	19.093456	21.956854	15.00%	0
2016	16.687078	19.093456	14.42%	0
2015	18.189300	16.687078	-8.26%	0
2014	17.047106	18.189300	6.70%	0
2013	12.849251	17.047106	32.67%	0
2012	11.048126	12.849251	16.30%	0
2011	11.539433	11.048126	-4.26%	0
2010	10.198132	11.539433	13.15%	0
2009	8.120661	10.198132	25.58%	0
2008	12.934448	8.120661	-37.22%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	15.105698	16.720890	10.69%	0
2016	14.006879	15.105698	7.84%	0
2015	15.199024	14.006879	-7.84%	0
2014	14.370300	15.199024	5.77%	0
2013	11.368283	14.370300	26.41%	0
2012	10.207583	11.368283	11.37%	0
2011	10.443326	10.207583	-2.26%	0
2010	9.746750	10.443326	7.15%	0
2009	7.767868	9.746750	25.48%	0
2008	11.370049	7.767868	-31.68%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	14.715266	16.245792	10.40%	0
2016	13.675189	14.715266	7.61%	0
2015	14.875828	13.675189	-8.07%	0
2014	14.103829	14.875828	5.47%	0
2013	11.184605	14.103829	26.10%	0
2012	10.066408	11.184605	11.11%	0
2011	10.322695	10.066408	-2.48%	0
2010	9.661209	10.322695	6.85%	0
2009	7.718664	9.661209	25.17%	0
2008	11.327126	7.718664	-31.86%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	18.851243	22.628052	20.03%	0
2016	19.409361	18.851243	-2.88%	0
2015	20.379171	19.409361	-4.76%	0
2014	20.818957	20.379171	-2.11%	0
2013	17.930893	20.818957	16.11%	0
2012	15.908362	17.930893	12.71%	0
2011	17.488448	15.908362	-9.04%	0
2010	15.879405	17.488448	10.13%	0
2009	12.034911	15.879405	31.94%	0
2008	20.698728	12.034911	-41.86%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	19.201245	21.581822	12.40%	0
2016	17.306899	19.201245	10.95%	0
2015	18.439076	17.306899	-6.14%	0
2014	18.053387	18.439076	2.14%	0
2013	14.330137	18.053387	25.98%	0
2012	13.206503	14.330137	8.51%	0
2011	14.422920	13.206503	-8.43%	0
2010	12.923307	14.422920	11.60%	0
2009	10.148051	12.923307	27.35%	0
2008	14.516808	10.148051	-30.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.369020	16.016739	19.80%	0
2016	13.566443	13.369020	-1.46%	0
2015	13.706327	13.566443	-1.02%	0
2014	12.972137	13.706327	5.66%	0
2013	9.680545	12.972137	34.00%	0
2012*	10.000000	9.680545	-3.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.239998	15.816905	19.46%	0
2016	13.459984	13.239998	-1.63%	0
2015	13.620897	13.459984	-1.18%	0
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	0
2012*	10.000000	9.680111	-3.20%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.836602	14.849239	15.68%	0
2016	13.470536	12.836602	-4.71%	0
2015	15.027973	13.470536	-10.36%	0
2014	16.220172	15.027973	-7.35%	0
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	0
2010	11.789219	12.530308	6.29%	0
2009*	10.000000	11.789219	17.89%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.677601	10.849060	25.02%	0
2016	7.345732	8.677601	18.13%	0
2015	9.395513	7.345732	-21.82%	0
2014*	10.000000	9.395513	-6.04%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.035941	16.151437	23.90%	0
2016	12.740305	13.035941	2.32%	0
2015	12.474004	12.740305	2.13%	0
2014	11.749072	12.474004	6.17%	0
2013	8.754892	11.749072	34.20%	0
2012	7.689440	8.754892	13.86%	0
2011	8.378611	7.689440	-8.23%	0
2010	6.630508	8.378611	26.36%	0
2009	4.799747	6.630508	38.14%	0
2008	10.139275	4.799747	-52.66%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	18.166138	22.446360	23.56%	0
2016	17.071557	18.166138	6.41%	0
2015	17.838413	17.071557	-4.30%	0
2014	19.717568	17.838413	-9.53%	0
2013	14.276324	19.717568	38.11%	0
2012	12.074835	14.276324	18.23%	0
2011	13.793529	12.074835	-12.46%	0
2010	10.374747	13.793529	32.95%	0
2009	6.511155	10.374747	59.34%	0
2008	11.008488	6.511155	-40.85%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.865241	25.095768	14.77%	0
2016	19.648866	21.865241	11.28%	0
2015	20.280305	19.648866	-3.11%	0
2014	18.816730	20.280305	7.78%	0
2013	14.189040	18.816730	32.61%	0
2012	12.520409	14.189040	13.33%	0
2011	12.861472	12.520409	-2.65%	0
2010	11.824326	12.861472	8.77%	0
2009	9.873565	11.824326	19.76%	0
2008	15.011079	9.873565	-34.22%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.173415	18.820831	24.04%	0
2016	14.939858	15.173415	1.56%	0
2015	14.367827	14.939858	3.98%	0
2014	14.526499	14.367827	-1.09%	0
2013	11.637191	14.526499	24.83%	0
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.011601	12.543730	25.29%	0
2016	9.671201	10.011601	3.52%	0
2015*	10.000000	9.671201	-3.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.015186	12.444304	3.57%	0
2016	11.604664	12.015186	3.54%	0
2015	11.965305	11.604664	-3.01%	0
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	0
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	0
2009	9.504716	10.167618	6.97%	0
2008	10.853331	9.504716	-12.43%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.529748	24.955468	6.06%	0
2016	20.012495	23.529748	17.58%	0
2015	21.413917	20.012495	-6.54%	0
2014	19.385574	21.413917	10.46%	0
2013	15.053604	19.385574	28.78%	0
2012	13.450060	15.053604	11.92%	0
2011	13.685425	13.450060	-1.72%	0
2010	12.366653	13.685425	10.66%	0
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.278020	16.170326	13.25%	0
2016	13.392959	14.278020	6.61%	0
2015	13.560787	13.392959	-1.24%	0
2014	13.206766	13.560787	2.68%	0
2013	10.953289	13.206766	20.57%	0
2012	9.679028	10.953289	13.17%	0
2011	9.805182	9.679028	-1.29%	0
2010	8.950048	9.805182	9.55%	0
2009	7.415149	8.950048	20.70%	0
2008	10.797061	7.415149	-31.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.661096	10.762085	0.95%	0
2016	10.618800	10.661096	0.40%	0
2015	10.882810	10.618800	-2.43%	0
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.644726	18.759184	28.10%	0
2016	14.945249	14.644726	-2.01%	0
2015	14.342990	14.945249	4.20%	0
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.228524	19.034836	24.99%	0
2016	14.276144	15.228524	6.67%	0
2015	13.715751	14.276144	4.09%	0
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.499339	16.098362	19.25%	0
2016	12.424579	13.499339	8.65%	0
2015	12.567526	12.424579	-1.14%	0
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.404277	10.863626	4.42%	0
2016	9.318481	10.404277	11.65%	0
2015	9.783209	9.318481	-4.75%	0
2014*	10.000000	9.783209	-2.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.287037	16.213362	22.02%	0
2016	11.964625	13.287037	11.05%	0
2015	12.381471	11.964625	-3.37%	0
2014	11.880708	12.381471	4.21%	0
2013	8.463422	11.880708	40.38%	0
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	15.061235	17.473564	16.02%	0
2016	13.984939	15.061235	7.70%	0
2015	14.346007	13.984939	-2.52%	0
2014	13.262523	14.346007	8.17%	0
2013	9.772315	13.262523	35.72%	0
2012	8.962109	9.772315	9.04%	0
2011	9.464268	8.962109	-5.31%	0
2010	7.830477	9.464268	20.86%	0
2009	6.087100	7.830477	28.64%	0
2008*	10.000000	6.087100	-39.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.944742	17.301150	15.77%	0
2016	13.877142	14.944742	7.69%	0
2015	14.248936	13.877142	-2.61%	0
2014	13.183866	14.248936	8.08%	0
2013	9.729364	13.183866	35.51%	0
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.303293	14.415914	17.17%	0
2016	11.608388	12.303293	5.99%	0
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.989137	13.139320	9.59%	0
2016	11.552426	11.989137	3.78%	0
2015	11.938789	11.552426	-3.24%	0
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.324247	13.959122	13.27%	0
2016	11.741049	12.324247	4.97%	0
2015	12.166858	11.741049	-3.50%	0
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.180337	11.630355	4.03%	0
2016	10.927071	11.180337	2.32%	0
2015	11.255488	10.927071	-2.92%	0
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.187416	13.585219	11.47%	0
2016	11.674066	12.187416	4.40%	0
2015	12.065292	11.674066	-3.24%	0
2014	11.797543	12.065292	2.27%	0
2013	10.239715	11.797543	15.21%	0
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.265995	14.164730	15.48%	0
2016	11.656278	12.265995	5.23%	0
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.805115	12.687546	7.47%	0
2016	11.386952	11.805115	3.67%	0
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.824455	12.073522	2.11%	0
2016	11.476164	11.824455	3.03%	0
2015	11.819459	11.476164	-2.90%	0
2014	11.503778	11.819459	2.74%	0
2013	11.991797	11.503778	-4.07%	0
2012	11.379838	11.991797	5.38%	0
2011	10.915246	11.379838	4.26%	0
2010	10.425092	10.915246	4.70%	0
2009	9.798799	10.425092	6.39%	0
2008*	10.000000	9.798799	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.554078	11.772897	1.89%	0
2016	11.250161	11.554078	2.70%	0
2015	11.605431	11.250161	-3.06%	0
2014	11.336079	11.605431	2.38%	0
2013	11.843194	11.336079	-4.28%	0
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	0
2010	10.383519	10.843428	4.43%	0
2009	9.777090	10.383519	6.20%	0
2008*	10.000000	9.777090	-2.23%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.366717	12.551014	1.49%	0
2016	12.235946	12.366717	1.07%	0
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	18.657527	25.770881	38.13%	0
2016	17.748654	18.657527	5.12%	0
2015	21.665123	17.748654	-18.08%	0
2014	23.499216	21.665123	-7.80%	0
2013	23.925254	23.499216	-1.78%	0
2012	20.911694	23.925254	14.41%	0
2011	27.623708	20.911694	-24.30%	0
2010	24.367030	27.623708	13.37%	0
2009	15.276981	24.367030	59.50%	0
2008	37.132446	15.276981	-58.86%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.272518	12.253447	-0.16%	0
2016	12.455450	12.272518	-1.47%	0
2015	12.749513	12.455450	-2.31%	0
2014	12.466692	12.749513	2.27%	0
2013	13.285970	12.466692	-6.17%	0
2012	13.182619	13.285970	0.78%	0
2011	12.566582	13.182619	4.90%	0
2010	12.262844	12.566582	2.48%	0
2009	12.210394	12.262844	0.43%	0
2008	11.590290	12.210394	5.35%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.451791	8.301189	-1.78%	0
2016	8.640727	8.451791	-2.19%	0
2015	8.835097	8.640727	-2.20%	0
2014	9.033838	8.835097	-2.20%	0
2013	9.237048	9.033838	-2.20%	0
2012	9.445404	9.237048	-2.21%	0
2011	9.657274	9.445404	-2.19%	0
2010	9.874499	9.657274	-2.20%	0
2009	10.092388	9.874499	-2.16%	0
2008	10.111751	10.092388	-0.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.832740	9.735160	24.29%	0
2016	7.958021	7.832740	-1.57%	0
2015	8.407890	7.958021	-5.35%	0
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	0
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	0
2010	6.870228	7.592916	10.52%	0
2009	5.426594	6.870228	26.60%	0
2008*	10.000000	5.426594	-45.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.982016	20.828911	15.83%	0
2016	16.795209	17.982016	7.07%	0
2015	17.346189	16.795209	-3.18%	0
2014	16.894171	17.346189	2.68%	0
2013	13.575152	16.894171	24.45%	0
2012	11.976549	13.575152	13.35%	0
2011	12.746574	11.976549	-6.04%	0
2010	11.369803	12.746574	12.11%	1,396
2009	9.139201	11.369803	24.41%	1,396
2008	14.796841	9.139201	-38.24%	1,396
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.973679	16.275337	8.69%	0
2016	14.401864	14.973679	3.97%	0
2015	14.751467	14.401864	-2.37%	0
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.273901	19.396906	12.29%	0
2016	16.392681	17.273901	5.38%	0
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.594531	13.018226	3.36%	0
2016	12.350467	12.594531	1.98%	0
2015	12.594957	12.350467	-1.94%	0
2014	12.396034	12.594957	1.60%	0
2013	12.090681	12.396034	2.53%	0
2012	11.754935	12.090681	2.86%	0
2011	11.676498	11.754935	0.67%	0
2010	11.274724	11.676498	3.56%	0
2009	10.568252	11.274724	6.68%	0
2008	11.498555	10.568252	-8.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.804670	17.456212	10.45%	0
2016	15.081892	15.804670	4.79%	0
2015	15.472962	15.081892	-2.53%	0
2014	15.041690	15.472962	2.87%	0
2013	13.187257	15.041690	14.06%	0
2012	12.168889	13.187257	8.37%	0
2011	12.447067	12.168889	-2.23%	0
2010	11.474595	12.447067	8.48%	0
2009	9.848210	11.474595	16.51%	0
2008	13.111205	9.848210	-24.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.189927	19.617047	14.12%	0
2016	16.201390	17.189927	6.10%	0
2015	16.687662	16.201390	-2.91%	0
2014	16.257178	16.687662	2.65%	0
2013	13.583166	16.257178	19.69%	0
2012	12.209365	13.583166	11.25%	0
2011	12.754712	12.209365	-4.28%	0
2010	11.558045	12.754712	10.35%	0
2009	9.500601	11.558045	21.66%	0
2008	14.159457	9.500601	-32.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.427965	15.411300	6.82%	0
2016	13.955710	14.427965	3.38%	0
2015	14.274019	13.955710	-2.23%	0
2014	13.934688	14.274019	2.44%	0
2013	12.894799	13.934688	8.06%	0
2012	12.204345	12.894799	5.66%	0
2011	12.226079	12.204345	-0.18%	0
2010	11.519884	12.226079	6.13%	0
2009	10.281821	11.519884	12.04%	0
2008	12.374927	10.281821	-16.91%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.521532	28.044011	24.52%	0
2016	22.219619	22.521532	1.36%	0
2015	21.618409	22.219619	2.78%	0
2014	20.316866	21.618409	6.41%	0
2013	15.196167	20.316866	33.70%	0
2012	13.092386	15.196167	16.07%	0
2011	13.692136	13.092386	-4.38%	0
2010	12.867621	13.692136	6.41%	0
2009*	10.000000	12.867621	28.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.075842	27.436272	24.28%	0
2016	21.844833	22.075842	1.06%	0
2015	21.308616	21.844833	2.52%	0
2014	20.069524	21.308616	6.17%	0
2013	15.057173	20.069524	33.29%	0
2012	13.001498	15.057173	15.81%	0
2011	13.633525	13.001498	-4.64%	0
2010	12.845949	13.633525	6.13%	549
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	26.729929	30.268889	13.24%	0
2016	22.719717	26.729929	17.65%	0
2015	23.834857	22.719717	-4.68%	0
2014	22.272840	23.834857	7.01%	0
2013	17.116817	22.272840	30.12%	0
2012	14.899362	17.116817	14.88%	0
2011	15.631590	14.899362	-4.68%	0
2010	12.664532	15.631590	23.43%	0
2009	9.469026	12.664532	33.75%	0
2008	15.239208	9.469026	-37.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	24.717092	27.940064	13.04%	0
2016	21.057192	24.717092	17.38%	0
2015	22.144729	21.057192	-4.91%	0
2014	20.739820	22.144729	6.77%	0
2013	15.967630	20.739820	29.89%	0
2012	13.922512	15.967630	14.69%	0
2011	14.626844	13.922512	-4.82%	0
2010	11.882164	14.626844	23.10%	0
2009	8.900640	11.882164	33.50%	0
2008	14.358623	8.900640	-38.01%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.452097	11.605574	22.78%	0
2016	9.909075	9.452097	-4.61%	0
2015	10.198779	9.909075	-2.84%	0
2014	10.571160	10.198779	-3.52%	0
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
2011	8.939901	7.902091	-11.61%	0
2010	8.031975	8.939901	11.30%	0
2009	6.033930	8.031975	33.11%	0
2008*	10.000000	6.033930	-39.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.566302	10.299189	20.23%	0
2016	8.323542	8.566302	2.92%	0
2015	8.970066	8.323542	-7.21%	0
2014*	10.000000	8.970066	-10.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.510488	10.199605	19.85%	0
2016	8.288513	8.510488	2.68%	0
2015	8.953667	8.288513	-7.43%	0
2014*	10.000000	8.953667	-10.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.698808	17.401723	27.03%	0
2016	13.732808	13.698808	-0.25%	0
2015	13.615611	13.732808	0.86%	0
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
2011	8.944253	8.465103	-5.36%	0
2010	7.927715	8.944253	12.82%	0
2009	6.266640	7.927715	26.51%	0
2008*	10.000000	6.266640	-37.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.853496	15.495600	11.85%	0
2016	12.205760	13.853496	13.50%	0
2015	12.924536	12.205760	-5.56%	0
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.791009	17.200963	24.73%	0
2016	13.295271	13.791009	3.73%	0
2015	13.641543	13.295271	-2.54%	0
2014	13.448209	13.641543	1.44%	0
2013	9.920609	13.448209	35.56%	0
2012	8.848477	9.920609	12.12%	0
2011	9.468588	8.848477	-6.55%	0
2010	7.655179	9.468588	23.69%	0
2009	6.177518	7.655179	23.92%	0
2008*	10.000000	6.177518	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.924226	19.957170	11.34%	0
2016	15.584364	17.924226	15.01%	0
2015	16.408460	15.584364	-5.02%	0
2014	14.337307	16.408460	14.45%	0
2013	10.804765	14.337307	32.69%	0
2012	9.496154	10.804765	13.78%	0
2011	9.940108	9.496154	-4.47%	0
2010	8.495635	9.940108	17.00%	0
2009	6.658061	8.495635	27.60%	0
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	14.649117	17.859146	21.91%	0
2016	13.860802	14.649117	5.69%	0
2015	14.097969	13.860802	-1.68%	0
2014	14.058299	14.097969	0.28%	0
2013	9.985588	14.058299	40.79%	0
2012	9.028626	9.985588	10.60%	0
2011	9.311514	9.028626	-3.04%	0
2010	7.610254	9.311514	22.35%	0
2009	6.118137	7.610254	24.39%	0
2008	11.701633	6.118137	-47.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	25.496555	27.197366	6.67%	0
2016	20.700245	25.496555	23.17%	0
2015	22.522410	20.700245	-8.09%	0
2014	21.518036	22.522410	4.67%	0
2013	15.670682	21.518036	37.31%	0
2012	13.303917	15.670682	17.79%	0
2011	14.329202	13.303917	-7.16%	0
2010	11.572421	14.329202	23.82%	0
2009	9.375083	11.572421	23.44%	0
2008	14.129292	9.375083	-33.65%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	22.837251	24.291397	6.37%	0
2016	18.588219	22.837251	22.86%	0
2015	20.282055	18.588219	-8.35%	0
2014	19.424209	20.282055	4.42%	0
2013	14.183883	19.424209	36.95%	0
2012	12.055735	14.183883	17.65%	0
2011	13.037395	12.055735	-7.53%	0
2010	10.539991	13.037395	23.69%	0
2009	8.562767	10.539991	23.09%	0
2008	12.933249	8.562767	-33.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	25.230538	28.005430	11.00%	0
2016	21.001321	25.230538	20.14%	0
2015	21.830799	21.001321	-3.80%	0
2014	22.141470	21.830799	-1.40%	0
2013	16.066770	22.141470	37.81%	0
2012	14.223938	16.066770	12.96%	0
2011	15.399368	14.223938	-7.63%	0
2010	12.564218	15.399368	22.57%	0
2009	9.537243	12.564218	31.74%	0
2008	15.777544	9.537243	-39.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	24.905481	27.574361	10.72%	0
2016	20.779579	24.905481	19.86%	0
2015	21.657519	20.779579	-4.05%	0
2014	22.022324	21.657519	-1.66%	0
2013	16.020779	22.022324	37.46%	0
2012	14.217175	16.020779	12.69%	0
2011	15.431936	14.217175	-7.87%	0
2010	12.625063	15.431936	22.23%	0
2009	9.602838	12.625063	31.47%	0
2008	15.928696	9.602838	-39.71%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	14.216865	16.720141	17.61%	0
2016	13.076657	14.216865	8.72%	0
2015	13.282916	13.076657	-1.55%	0
2014	12.146432	13.282916	9.36%	0
2013	9.495774	12.146432	27.91%	0
2012	8.528857	9.495774	11.34%	0
2011	8.687466	8.528857	-1.83%	0
2010	7.845331	8.687466	10.73%	0
2009	6.389008	7.845331	22.79%	0
2008	11.188911	6.389008	-42.90%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.895310	13.387266	3.81%	0
2016	12.301583	12.895310	4.83%	0
2015	13.333044	12.301583	-7.74%	0
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
2010	7.083961	8.994404	26.97%	0
2009	5.549924	7.083961	27.64%	0
2008*	10.000000	5.549924	-44.50%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.693589	9.630625	-0.65%	0
2016	9.670095	9.693589	0.24%	0
2015	9.921478	9.670095	-2.53%	0
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.118240	15.745391	20.03%	0
2016	13.264625	13.118240	-1.10%	0
2015	14.113984	13.264625	-6.02%	0
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.618187	22.724131	15.83%	0
2016	18.257665	19.618187	7.45%	0
2015	18.755328	18.257665	-2.65%	0
2014	17.373506	18.755328	7.95%	0
2013	12.909635	17.373506	34.58%	0
2012	11.894743	12.909635	8.53%	0
2011	12.548331	11.894743	-5.21%	0
2010	10.443480	12.548331	20.15%	0
2009	8.125014	10.443480	28.53%	0
2008	13.719597	8.125014	-40.78%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	20.507775	27.412484	33.67%	0
2016	20.950675	20.507775	-2.11%	0
2015	20.609157	20.950675	1.66%	0
2014	20.600572	20.609157	0.04%	0
2013	16.545627	20.600572	24.51%	0
2012	13.951779	16.545627	18.59%	0
2011	15.554655	13.951779	-10.30%	0
2010	13.714681	15.554655	13.42%	0
2009	10.032931	13.714681	36.70%	0
2008	17.152358	10.032931	-41.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	19.723212	26.297112	33.33%	0
2016	20.197411	19.723212	-2.35%	0
2015	19.920244	20.197411	1.39%	0
2014	19.958036	19.920244	-0.19%	0
2013	16.069450	19.958036	24.20%	0
2012	13.585466	16.069450	18.28%	0
2011	15.185467	13.585466	-10.54%	0
2010	13.419484	15.185467	13.16%	0
2009	9.846381	13.419484	36.29%	0
2008	16.873594	9.846381	-41.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.919783	10.310723	3.94%	0
2016	9.520340	9.919783	4.20%	0
2015	9.959666	9.520340	-4.41%	0
2014	9.902607	9.959666	0.58%	0
2013	10.138795	9.902607	-2.33%	0
2012*	10.000000	10.138795	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	16.327381	16.933154	3.71%	0
2016	15.709428	16.327381	3.93%	0
2015	16.473337	15.709428	-4.64%	0
2014	16.434446	16.473337	0.24%	0
2013	16.866056	16.434446	-2.56%	0
2012	15.242109	16.866056	10.65%	0
2011	15.483595	15.242109	-1.56%	0
2010	13.794044	15.483595	12.25%	0
2009	11.911548	13.794044	15.80%	0
2008	14.242641	11.911548	-16.37%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.614919	10.654240	23.67%	0
2016	9.054037	8.614919	-4.85%	0
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	18.200904	20.763146	14.08%	0
2016	16.720066	18.200904	8.86%	0
2015	16.581044	16.720066	0.84%	0
2014	15.356816	16.581044	7.97%	0
2013	11.946321	15.356816	28.55%	0
2012	10.475704	11.946321	14.04%	0
2011	10.744660	10.475704	-2.50%	0
2010	9.485079	10.744660	13.28%	0
2009	7.577282	9.485079	25.18%	0
2008	12.624329	7.577282	-39.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	27.879445	31.128053	11.65%	0
2016	24.145658	27.879445	15.46%	0
2015	26.236668	24.145658	-7.97%	0
2014	23.966761	26.236668	9.47%	0
2013	17.377789	23.966761	37.92%	0
2012	15.060592	17.377789	15.39%	0
2011	15.747116	15.060592	-4.36%	0
2010	13.047163	15.747116	20.69%	0
2009	9.723892	13.047163	34.18%	0
2008	15.993314	9.723892	-39.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	16.307244	18.168178	11.41%	0
2016	14.169014	16.307244	15.09%	0
2015	15.427947	14.169014	-8.16%	0
2014	14.128381	15.427947	9.20%	0
2013	10.272814	14.128381	37.53%	0
2012	8.927009	10.272814	15.08%	0
2011	9.350242	8.927009	-4.53%	0
2010	7.769110	9.350242	20.35%	0
2009	5.803445	7.769110	33.87%	0
2008	9.572022	5.803445	-39.37%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.194089	10.945549	7.37%	0
2016	9.206330	10.194089	10.73%	0
2015	9.641462	9.206330	-4.51%	0
2014*	10.000000	9.641462	-3.59%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.328862	11.186687	8.31%	0
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.678860	10.575347	-0.97%	0
2016	10.777766	10.678860	-0.92%	0
2015	10.997248	10.777766	-2.00%	0
2014	11.161119	10.997248	-1.47%	0
2013	11.438755	11.161119	-2.43%	0
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	0
2009*	10.000000	10.883488	8.83%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.196064	11.96%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.298166	13.185066	28.03%	0
2016*	10.000000	10.298166	2.98%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	12.448277	15.411523	23.80%	0
2016	13.047659	12.448277	-4.59%	0
2015	13.322531	13.047659	-2.06%	0
2014	14.612698	13.322531	-8.83%	0
2013	11.666379	14.612698	25.25%	0
2012	9.784909	11.666379	19.23%	0
2011	12.044430	9.784909	-18.76%	0
2010	11.192936	12.044430	7.61%	0
2009	9.182738	11.192936	21.89%	0
2008	16.752861	9.182738	-45.19%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	23.159913	24.434897	5.51%	0
2016	18.572951	23.159913	24.70%	0
2015	19.831512	18.572951	-6.35%	0
2014	19.604438	19.831512	1.16%	0
2013	14.358203	19.604438	36.54%	0
2012	12.496577	14.358203	14.90%	0
2011	13.411049	12.496577	-6.82%	0
2010	10.884297	13.411049	23.21%	0
2009	8.461177	10.884297	28.64%	0
2008	14.268084	8.461177	-40.70%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.422236	7.116309	-4.12%	0
2016	5.291504	7.422236	40.27%	0
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.570903	7.279077	-3.85%	0
2016	5.386327	7.570903	40.56%	0
2015	8.275725	5.386327	-34.91%	0
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.403243	27.577920	23.10%	0
2016	21.258919	22.403243	5.38%	0
2015	22.382417	21.258919	-5.02%	0
2014	23.324001	22.382417	-4.04%	0
2013	15.874440	23.324001	46.93%	0
2012	15.047983	15.874440	5.49%	0
2011	16.127184	15.047983	-6.69%	0
2010	13.007237	16.127184	23.99%	0
2009*	10.000000	13.007237	30.07%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	17.596920	20.359764	15.70%	0
2016	16.239803	17.596920	8.36%	0
2015	16.413493	16.239803	-1.06%	0
2014	15.395419	16.413493	6.61%	0
2013	11.725643	15.395419	31.30%	0
2012	10.252763	11.725643	14.37%	0
2011	9.908242	10.252763	3.48%	0
2010	9.004443	9.908242	10.04%	0
2009	7.669879	9.004443	17.40%	0
2008	13.258384	7.669879	-42.15%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	13.805261	16.847901	22.04%	0
2016	14.264890	13.805261	-3.22%	0
2015	14.280299	14.264890	-0.11%	0
2014	15.650186	14.280299	-8.75%	0
2013	13.071904	15.650186	19.72%	0
2012	11.735202	13.071904	11.39%	0
2011	14.932252	11.735202	-21.41%	0
2010	14.675973	14.932252	1.75%	0
2009	11.197388	14.675973	31.07%	0
2008	24.572223	11.197388	-54.43%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	16.195092	20.803882	28.46%	0
2016	16.218850	16.195092	-0.15%	0
2015	14.998089	16.218850	8.14%	0
2014	13.505563	14.998089	11.05%	0
2013	10.105602	13.505563	33.64%	0
2012	8.921559	10.105602	13.27%	0
2011	9.454595	8.921559	-6.11%	0
2010	8.824325	9.454595	7.14%	0
2009	6.597758	8.824325	33.75%	0
2008	11.239518	6.597758	-41.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	29.090171	32.026356	10.09%	0
2016	23.894559	29.090171	21.74%	0
2015	25.973769	23.894559	-8.01%	0
2014	24.439754	25.973769	6.28%	0
2013	18.202601	24.439754	34.27%	0
2012	15.751626	18.202601	15.56%	0
2011	17.670113	15.751626	-10.86%	0
2010	14.308807	17.670113	23.49%	0
2009	10.282105	14.308807	39.16%	0
2008	16.405455	10.282105	-37.33%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.036520	15.570791	10.93%	0
2016	13.860649	14.036520	1.27%	0
2015	14.352496	13.860649	-3.43%	0
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.547433	12.959735	12.23%	0
2016	10.274656	11.547433	12.39%	0
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	27.050841	29.663249	9.66%	0
2016	22.054220	27.050841	22.66%	0
2015	23.147414	22.054220	-4.72%	0
2014	22.572721	23.147414	2.55%	0
2013	16.444065	22.572721	37.27%	0
2012	14.565169	16.444065	12.90%	0
2011	14.846695	14.565169	-1.90%	0
2010	12.095329	14.846695	22.75%	0
2009	9.917245	12.095329	21.96%	0
2008	14.716173	9.917245	-32.61%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	19.524974	23.151012	18.57%	0
2016	17.916426	19.524974	8.98%	0
2015	18.165301	17.916426	-1.37%	0
2014	16.417512	18.165301	10.65%	0
2013	12.747020	16.417512	28.79%	0
2012	11.290933	12.747020	12.90%	0
2011	11.360601	11.290933	-0.61%	0
2010	10.140943	11.360601	12.03%	0
2009	8.228673	10.140943	23.24%	0
2008	13.420323	8.228673	-38.68%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	21.612548	25.557270	18.25%	0
2016	19.879361	21.612548	8.72%	0
2015	20.203205	19.879361	-1.60%	0
2014	18.311049	20.203205	10.33%	0
2013	14.252041	18.311049	28.48%	0
2012	12.652843	14.252041	12.64%	0
2011	12.763138	12.652843	-0.86%	0
2010	11.422894	12.763138	11.73%	0
2009	9.290181	11.422894	22.96%	0
2008	15.194764	9.290181	-38.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	16.872674	18.984562	12.52%	0
2016	15.669734	16.872674	7.68%	0
2015	16.593440	15.669734	-5.57%	0
2014	14.993179	16.593440	10.67%	0
2013	11.440411	14.993179	31.05%	0
2012	10.474142	11.440411	9.23%	0
2011	10.640745	10.474142	-1.57%	0
2010	9.500229	10.640745	12.01%	0
2009	7.281030	9.500229	30.48%	0
2008	11.382740	7.281030	-36.03%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.094976	10.187334	0.91%	0
2016	9.498127	10.094976	6.28%	0
2015	9.834259	9.498127	-3.42%	0
2014*	10.000000	9.834259	-1.66%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	20.472142	21.282717	3.96%	0
2016	18.322763	20.472142	11.73%	0
2015	19.308701	18.322763	-5.11%	0
2014	19.325838	19.308701	-0.09%	0
2013	18.562095	19.325838	4.11%	0
2012	16.647761	18.562095	11.50%	0
2011	16.264198	16.647761	2.36%	0
2010	14.576050	16.264198	11.58%	0
2009	9.799399	14.576050	48.74%	0
2008	13.592784	9.799399	-27.91%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	9.377312	10.124198	7.96%	0
2016	10.063076	9.377312	-6.81%	0
2015	11.025271	10.063076	-8.73%	0
2014	11.454627	11.025271	-3.75%	0
2013	10.112679	11.454627	13.27%	0
2012	9.422490	10.112679	7.32%	0
2011	10.221769	9.422490	-7.82%	0
2010	9.272190	10.221769	10.24%	0
2009	8.391837	9.272190	10.49%	0
2008	12.231770	8.391837	-31.39%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	13.226161	13.423731	1.49%	0
2016	13.058046	13.226161	1.29%	0
2015	13.418699	13.058046	-2.69%	0
2014	13.252999	13.418699	1.25%	0
2013	13.446685	13.252999	-1.44%	0
2012	12.563785	13.446685	7.03%	0
2011	12.592297	12.563785	-0.23%	0
2010	11.896732	12.592297	5.85%	0
2009	10.126114	11.896732	17.49%	0
2008	11.196421	10.126114	-9.56%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.879211	13.035631	1.21%	0
2016	12.751427	12.879211	1.00%	0
2015	13.129383	12.751427	-2.88%	0
2014	13.002373	13.129383	0.98%	0
2013	13.229662	13.002373	-1.72%	0
2012	12.392138	13.229662	6.76%	0
2011	12.454612	12.392138	-0.50%	0
2010	11.790815	12.454612	5.63%	0
2009	10.059284	11.790815	17.21%	0
2008	11.154415	10.059284	-9.82%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	12.945418	14.389797	11.16%	0
2016	12.881966	12.945418	0.49%	0
2015	13.202181	12.881966	-2.43%	0
2014	12.805691	13.202181	3.10%	0
2013	11.362398	12.805691	12.70%	0
2012	10.361014	11.362398	9.66%	0
2011	10.914070	10.361014	-5.07%	0
2010	9.801885	10.914070	11.35%	0
2009	7.792725	9.801885	25.78%	0
2008	11.223282	7.792725	-30.57%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	12.387655	13.745911	10.96%	0
2016	12.347306	12.387655	0.33%	0
2015	12.665075	12.347306	-2.51%	0
2014	12.301841	12.665075	2.95%	0
2013	10.933603	12.301841	12.51%	0
2012	9.986906	10.933603	9.48%	0
2011	10.533821	9.986906	-5.19%	0
2010	9.475156	10.533821	11.17%	0
2009	7.543469	9.475156	25.61%	0
2008	10.877453	7.543469	-30.65%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	11.210764	12.981791	15.80%	0
2016	11.228503	11.210764	-0.16%	0
2015	11.513988	11.228503	-2.48%	0
2014	11.161371	11.513988	3.16%	0
2013	9.352425	11.161371	19.34%	0
2012	8.312965	9.352425	12.50%	0
2011	9.090858	8.312965	-8.56%	0
2010	8.021427	9.090858	13.33%	0
2009	6.192404	8.021427	29.54%	0
2008	9.900185	6.192404	-37.45%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	10.706332	12.376222	15.60%	0
2016	10.740771	10.706332	-0.32%	0
2015	11.030935	10.740771	-2.63%	0
2014	10.713048	11.030935	2.97%	0
2013	8.995148	10.713048	19.10%	0
2012	8.010837	8.995148	12.29%	0
2011	8.778770	8.010837	-8.75%	0
2010	7.756229	8.778770	13.18%	0
2009	6.004822	7.756229	29.17%	0
2008	9.609878	6.004822	-37.51%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	15.444069	17.514613	13.41%	0
2016	14.773398	15.444069	4.54%	0
2015	15.067995	14.773398	-1.96%	0
2014	14.030571	15.067995	7.39%	0
2013	12.035936	14.030571	16.57%	0
2012	10.733914	12.035936	12.13%	0
2011	11.435042	10.733914	-6.13%	0
2010	9.934853	11.435042	15.10%	0
2009	7.360887	9.934853	34.97%	0
2008	11.437368	7.360887	-35.64%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	15.064147	17.064686	13.28%	0
2016	14.434071	15.064147	4.37%	0
2015	14.743482	14.434071	-2.10%	0
2014	13.737415	14.743482	7.32%	0
2013	11.805842	13.737415	16.36%	0
2012	10.540830	11.805842	12.00%	0
2011	11.234876	10.540830	-6.18%	0
2010	9.780205	11.234876	14.87%	0
2009	7.248121	9.780205	34.93%	0
2008	11.283641	7.248121	-35.76%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	13.005218	15.702244	20.74%	0
2016	12.973350	13.005218	0.25%	0
2015	13.147101	12.973350	-1.32%	0
2014	12.154289	13.147101	8.17%	0
2013	9.003065	12.154289	35.00%	0
2012	7.527877	9.003065	19.60%	0
2011	7.929468	7.527877	-5.06%	0
2010	6.884748	7.929468	15.17%	0
2009	5.192691	6.884748	32.59%	0
2008	9.051521	5.192691	-42.63%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	12.685194	15.283840	20.49%	0
2016	12.666083	12.685194	0.15%	0
2015	12.852564	12.666083	-1.45%	0
2014	11.906199	12.852564	7.95%	0
2013	8.828030	11.906199	34.87%	0
2012	7.403157	8.828030	19.25%	0
2011	7.804760	7.403157	-5.15%	0
2010	6.781000	7.804760	15.10%	0
2009	5.119234	6.781000	32.46%	0
2008	8.947782	5.119234	-42.79%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	17.287509	19.024770	10.05%	0
2016	15.029661	17.287509	15.02%	0
2015	16.063993	15.029661	-6.44%	0
2014	15.156875	16.063993	5.98%	0
2013	12.137395	15.156875	24.88%	0
2012	10.617933	12.137395	14.31%	0
2011	10.791401	10.617933	-1.61%	0
2010	9.611951	10.791401	12.27%	0
2009	7.577717	9.611951	26.84%	0
2008	13.558792	7.577717	-44.11%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	16.567740	18.207703	9.90%	0
2016	14.427610	16.567740	14.83%	0
2015	15.444631	14.427610	-6.58%	0
2014	14.594941	15.444631	5.82%	0
2013	11.704295	14.594941	24.70%	0
2012	10.250649	11.704295	14.18%	0
2011	10.439220	10.250649	-1.81%	0
2010	9.312087	10.439220	12.10%	0
2009	7.349648	9.312087	26.70%	0
2008	13.175449	7.349648	-44.22%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	8.962646	8.803086	-1.78%	0
2016	9.168382	8.962646	-2.24%	0
2015	9.396009	9.168382	-2.42%	0
2014	9.631038	9.396009	-2.44%	0
2013	9.870062	9.631038	-2.42%	0
2012	10.104900	9.870062	-2.32%	0
2011	10.346690	10.104900	-2.34%	0
2010	10.580851	10.346690	-2.21%	0
2009	10.768929	10.580851	-1.75%	0
2008	10.714484	10.768929	0.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	14.899412	16.973462	13.92%	0
2016	13.172273	14.899412	13.11%	0
2015	13.828227	13.172273	-4.74%	0
2014	12.841696	13.828227	7.68%	0
2013	9.863655	12.841696	30.19%	0
2012	8.540366	9.863655	15.49%	0
2011	8.618710	8.540366	-0.91%	0
2010	7.705212	8.618710	11.86%	0
2009	6.211631	7.705212	24.04%	0
2008	10.936923	6.211631	-43.20%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	14.680950	16.701556	13.76%	0
2016	12.994341	14.680950	12.98%	0
2015	13.667685	12.994341	-4.93%	0
2014	12.710922	13.667685	7.53%	0
2013	9.778658	12.710922	29.99%	0
2012	8.477809	9.778658	15.34%	0
2011	8.573781	8.477809	-1.12%	0
2010	7.672750	8.573781	11.74%	0
2009	6.192537	7.672750	23.90%	0
2008	10.926415	6.192537	-43.33%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	10.173965	13.399782	31.71%	0
2016	10.354892	10.173965	-1.75%	0
2015	9.915636	10.354892	4.43%	0
2014	9.141849	9.915636	8.46%	0
2013	6.880373	9.141849	32.87%	0
2012	6.157863	6.880373	11.73%	0
2011	6.303294	6.157863	-2.31%	0
2010	5.208459	6.303294	21.02%	0
2009	4.166481	5.208459	25.01%	0
2008	8.095031	4.166481	-48.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	9.747704	12.820647	31.52%	0
2016	9.937192	9.747704	-1.91%	0
2015	9.528860	9.937192	4.29%	0
2014	8.799124	9.528860	8.29%	0
2013	6.632312	8.799124	32.67%	0
2012	5.943253	6.632312	11.59%	0
2011	6.094185	5.943253	-2.48%	0
2010	5.043588	6.094185	20.83%	0
2009	4.040368	5.043588	24.83%	0
2008	7.861077	4.040368	-48.60%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	13.146165	13.731866	4.46%	0
2016	11.781971	13.146165	11.58%	0
2015	12.549260	11.781971	-6.11%	0
2014	12.727677	12.549260	-1.40%	0
2013	12.323452	12.727677	3.28%	0
2012	11.063160	12.323452	11.39%	0
2011	10.911920	11.063160	1.39%	0
2010	9.830427	10.911920	11.00%	0
2009	7.008949	9.830427	40.26%	0
2008	9.588277	7.008949	-26.90%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	13.292874	13.864665	4.30%	0
2016	11.934692	13.292874	11.38%	0
2015	12.726466	11.934692	-6.22%	0
2014	12.929184	12.726466	-1.57%	0
2013	12.539341	12.929184	3.11%	0
2012	11.279159	12.539341	11.17%	0
2011	11.147498	11.279159	1.18%	0
2010	10.052856	11.147498	10.89%	0
2009	7.183083	10.052856	39.95%	0
2008	9.836658	7.183083	-26.98%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	13.926159	16.536054	18.74%	0
2016	12.761397	13.926159	9.13%	0
2015	12.909653	12.761397	-1.15%	0
2014	11.652541	12.909653	10.79%	0
2013	9.032609	11.652541	29.01%	0
2012	7.988551	9.032609	13.07%	0
2011	8.025137	7.988551	-0.46%	0
2010	7.152054	8.025137	12.21%	0
2009	5.790925	7.152054	23.50%	0
2008	9.423033	5.790925	-38.54%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	16.008533	16.275959	1.67%	0
2016	15.666632	16.008533	2.18%	0
2015	16.156307	15.666632	-3.03%	0
2014	15.650008	16.156307	3.24%	0
2013	16.333448	15.650008	-4.18%	0
2012	15.812053	16.333448	3.30%	0
2011	15.100592	15.812053	4.71%	0
2010	14.359056	15.100592	5.16%	0
2009	12.719636	14.359056	12.89%	0
2008	13.477033	12.719636	-5.62%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	32.939599	38.788306	17.76%	0
2016	30.116631	32.939599	9.37%	0
2015	31.343230	30.116631	-3.91%	0
2014	30.255770	31.343230	3.59%	0
2013	22.794794	30.255770	32.73%	0
2012	20.364722	22.794794	11.93%	0
2011	23.381138	20.364722	-12.90%	0
2010	18.622482	23.381138	25.55%	0
2009	13.634273	18.622482	36.59%	0
2008	23.106406	13.634273	-40.99%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	29.941076	35.208608	17.59%	0
2016	27.421424	29.941076	9.19%	0
2015	28.575654	27.421424	-4.04%	0
2014	27.627028	28.575654	3.43%	0
2013	20.843842	27.627028	32.54%	0
2012	18.652311	20.843842	11.75%	0
2011	21.447689	18.652311	-13.03%	0
2010	17.100037	21.447689	25.42%	0
2009	12.543205	17.100037	36.33%	0
2008	21.291900	12.543205	-41.09%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	8.765000	11.125105	26.93%	0
2016	9.469539	8.765000	-7.44%	0
2015	9.380013	9.469539	0.95%	0
2014	10.470130	9.380013	-10.41%	0
2013	8.232224	10.470130	27.18%	0
2012	7.001262	8.232224	17.58%	0
2011	8.670748	7.001262	-19.25%	0
2010	7.866268	8.670748	10.23%	0
2009	6.377731	7.866268	23.34%	0
2008	11.647449	6.377731	-45.24%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	8.631773	10.946262	26.81%	0
2016	9.340051	8.631773	-7.58%	0
2015	9.269114	9.340051	0.77%	0
2014	10.361673	9.269114	-10.54%	0
2013	8.160107	10.361673	26.98%	0
2012	6.949329	8.160107	17.42%	0
2011	8.618057	6.949329	-19.36%	0
2010	7.829779	8.618057	10.07%	0
2009	6.359096	7.829779	23.13%	0
2008	11.633052	6.359096	-45.34%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	17.210864	19.398947	12.71%	0
2016	15.765969	17.210864	9.16%	0
2015	16.295073	15.765969	-3.25%	0
2014	15.007598	16.295073	8.58%	0
2013	11.629013	15.007598	29.05%	0
2012	9.868841	11.629013	17.84%	0
2011	10.380925	9.868841	-4.93%	0
2010	9.038627	10.380925	14.85%	0
2009	6.509333	9.038627	38.86%	0
2008	12.480527	6.509333	-47.84%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	16.801304	18.909120	12.55%	0
2016	15.416863	16.801304	8.98%	0
2015	15.959425	15.416863	-3.40%	0
2014	14.724880	15.959425	8.38%	0
2013	11.419503	14.724880	28.95%	0
2012	9.711339	11.419503	17.59%	0
2011	10.228758	9.711339	-5.06%	0
2010	8.922558	10.228758	14.64%	0
2009	6.436570	8.922558	38.62%	0
2008	12.357599	6.436570	-47.91%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	20.922291	24.332426	16.30%	0
2016	19.589512	20.922291	6.80%	0
2015	20.714372	19.589512	-5.43%	0
2014	19.902686	20.714372	4.08%	0
2013	15.640486	19.902686	27.25%	0
2012	12.615271	15.640486	23.98%	0
2011	14.186916	12.615271	-11.08%	0
2010	11.500454	14.186916	23.36%	0
2009	7.490188	11.500454	53.54%	0
2008	15.727684	7.490188	-52.38%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	19.330042	22.457052	16.18%	0
2016	18.132918	19.330042	6.60%	0
2015	19.201014	18.132918	-5.56%	0
2014	18.479683	19.201014	3.90%	0
2013	14.551358	18.479683	27.00%	0
2012	11.740176	14.551358	23.94%	0
2011	13.230281	11.740176	-11.26%	0
2010	10.734870	13.230281	23.25%	0
2009	7.002435	10.734870	53.30%	0
2008	14.736738	7.002435	-52.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.830124	12.923609	9.24%	0
2016	10.714200	11.830124	10.42%	0
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	20.406269	24.058469	17.90%	0
2016	17.981240	20.406269	13.49%	0
2015	19.084794	17.981240	-5.78%	0
2014	17.947744	19.084794	6.34%	0
2013	14.146889	17.947744	26.87%	0
2012	12.928873	14.146889	9.42%	0
2011	12.468210	12.928873	3.69%	0
2010	10.568115	12.468210	17.98%	0
2009	9.206508	10.568115	14.79%	0
2008	12.918854	9.206508	-28.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	13.998699	15.981194	14.16%	0
2016	13.349454	13.998699	4.86%	0
2015	14.606311	13.349454	-8.60%	0
2014	16.802623	14.606311	-13.07%	0
2013	13.972482	16.802623	20.26%	0
2012	12.078106	13.972482	15.68%	0
2011	13.825064	12.078106	-12.64%	0
2010	13.040682	13.825064	6.01%	0
2009	9.733514	13.040682	33.98%	0
2008	16.696121	9.733514	-41.70%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.757095	18.287758	23.93%	0
2016	14.827626	14.757095	-0.48%	0
2015	14.510781	14.827626	2.18%	0
2014	13.751884	14.510781	5.52%	0
2013	10.084066	13.751884	36.37%	0
2012	9.116548	10.084066	10.61%	0
2011	9.983026	9.116548	-8.68%	0
2010	8.558923	9.983026	16.64%	0
2009	5.296810	8.558923	61.59%	0
2008	10.671468	5.296810	-50.36%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	18.380116	21.082688	14.70%	0
2016	16.104695	18.380116	14.13%	0
2015	17.599503	16.104695	-8.49%	0
2014	16.536624	17.599503	6.43%	0
2013	12.496399	16.536624	32.33%	0
2012	10.772322	12.496399	16.00%	0
2011	11.280145	10.772322	-4.50%	0
2010	9.994505	11.280145	12.86%	0
2009	7.978914	9.994505	25.26%	0
2008	12.741344	7.978914	-37.38%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	14.698544	16.228748	10.41%	0
2016	13.664172	14.698544	7.57%	0
2015	14.865161	13.664172	-8.08%	0
2014	14.090661	14.865161	5.50%	0
2013	11.175612	14.090661	26.08%	0
2012	10.060360	11.175612	11.09%	0
2011	10.319024	10.060360	-2.51%	0
2010	9.655407	10.319024	6.87%	0
2009	7.714788	9.655407	25.15%	0
2008	11.321358	7.714788	-31.86%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	14.318638	15.767635	10.12%	0
2016	13.340589	14.318638	7.33%	0
2015	14.549059	13.340589	-8.31%	0
2014	13.829362	14.549059	5.20%	0
2013	10.995038	13.829362	25.78%	0
2012	9.921217	10.995038	10.82%	0
2011	10.199822	9.921217	-2.73%	0
2010	9.570663	10.199822	6.57%	0
2009	7.665924	9.570663	24.85%	0
2008	11.278623	7.665924	-32.03%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	18.147027	21.727257	19.73%	0
2016	18.732048	18.147027	-3.12%	0
2015	19.718458	18.732048	-5.00%	0
2014	20.195631	19.718458	-2.36%	0
2013	17.438582	20.195631	15.81%	0
2012	15.511318	17.438582	12.42%	0
2011	17.095625	15.511318	-9.27%	0
2010	15.562463	17.095625	9.85%	0
2009	11.824913	15.562463	31.61%	0
2008	20.389789	11.824913	-42.01%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	18.498068	20.738489	12.11%	0
2016	16.715701	18.498068	10.66%	0
2015	17.854858	16.715701	-6.38%	0
2014	17.526204	17.854858	1.88%	0
2013	13.947302	17.526204	25.66%	0
2012	12.886706	13.947302	8.23%	0
2011	14.109676	12.886706	-8.67%	0
2010	12.675006	14.109676	11.32%	0
2009	9.978579	12.675006	27.02%	0
2008	14.311036	9.978579	-30.27%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	13.210007	15.785934	19.50%	0
2016	13.439345	13.210007	-1.71%	0
2015	13.612723	13.439345	-1.27%	0
2014	12.916574	13.612723	5.39%	0
2013	9.663774	12.916574	33.66%	0
2012*	10.000000	9.663774	-3.36%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.082510	15.588962	19.16%	0
2016	13.333889	13.082510	-1.89%	0
2015	13.527888	13.333889	-1.43%	0
2014	12.877222	13.527888	5.05%	0
2013	9.663340	12.877222	33.26%	0
2012*	10.000000	9.663340	-3.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.587225	14.523658	15.38%	0
2016	13.242609	12.587225	-4.95%	0
2015	14.811582	13.242609	-10.59%	0
2014	16.027608	14.811582	-7.59%	0
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.618564	10.747821	24.71%	0
2016	7.314386	8.618564	17.83%	0
2015	9.379441	7.314386	-22.02%	0
2014*	10.000000	9.379441	-6.21%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	12.548901	15.508408	23.58%	0
2016	12.295642	12.548901	2.06%	0
2015	12.069492	12.295642	1.87%	0
2014	11.397209	12.069492	5.90%	0
2013	8.514441	11.397209	33.86%	0
2012	7.497456	8.514441	13.56%	0
2011	8.190322	7.497456	-8.46%	0
2010	6.498090	8.190322	26.04%	0
2009	4.715942	6.498090	37.79%	0
2008	9.987877	4.715942	-52.78%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	17.487460	21.552720	23.25%	0
2016	16.475761	17.487460	6.14%	0
2015	17.259994	16.475761	-4.54%	0
2014	19.127149	17.259994	-9.76%	0
2013	13.884283	19.127149	37.76%	0
2012	11.773421	13.884283	17.93%	0
2011	13.483637	11.773421	-12.68%	0
2010	10.167614	13.483637	32.61%	0
2009	6.397511	10.167614	58.93%	0
2008	10.844154	6.397511	-41.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.048475	24.096774	14.48%	0
2016	18.963226	21.048475	11.00%	0
2015	19.622782	18.963226	-3.36%	0
2014	18.253314	19.622782	7.50%	0
2013	13.799428	18.253314	32.28%	0
2012	12.207887	13.799428	13.04%	0
2011	12.572517	12.207887	-2.90%	0
2010	11.588281	12.572517	8.49%	0
2009	9.701266	11.588281	19.45%	0
2008	14.787023	9.701266	-34.39%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.917023	18.455677	23.72%	0
2016	14.724939	14.917023	1.30%	0
2015	14.197421	14.724939	3.72%	0
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.966561	12.455498	24.97%	0
2016	9.652297	9.966561	3.26%	0
2015*	10.000000	9.652297	-3.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.602207	11.985950	3.31%	0
2016	11.234433	11.602207	3.27%	0
2015	11.613262	11.234433	-3.26%	0
2014	11.067597	11.613262	4.93%	0
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
2009	9.367803	9.995553	6.70%	0
2008	10.724417	9.367803	-12.65%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.072730	24.408397	5.79%	0
2016	19.673937	23.072730	17.28%	0
2015	21.105626	19.673937	-6.78%	0
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	0
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	0
2010	12.345554	13.627181	10.38%	0
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.893499	15.694762	12.96%	0
2016	13.065573	13.893499	6.34%	0
2015	13.263205	13.065573	-1.49%	0
2014	12.950052	13.263205	2.42%	0
2013	10.767889	12.950052	20.27%	0
2012	9.539637	10.767889	12.88%	0
2011	9.688680	9.539637	-1.54%	0
2010	8.866355	9.688680	9.27%	0
2009	7.364637	8.866355	20.39%	0
2008	10.751051	7.364637	-31.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.374025	10.445592	0.69%	0
2016	10.359274	10.374025	0.14%	0
2015	10.644051	10.359274	-2.68%	0
2014	10.393909	10.644051	2.41%	0
2013	10.936450	10.393909	-4.96%	0
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0
2008	10.413211	9.155239	-12.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.250372	18.207557	27.77%	0
2016	14.579956	14.250372	-2.26%	0
2015	14.028293	14.579956	3.93%	0
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0
2010	9.836750	10.680333	8.58%	0
2009	7.121110	9.836750	38.14%	0
2008	11.896907	7.121110	-40.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.818361	18.474978	24.68%	0
2016	13.927124	14.818361	6.40%	0
2015	13.414728	13.927124	3.82%	0
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	0
2010	8.197583	9.451825	15.30%	0
2009	6.055135	8.197583	35.38%	0
2008	11.127375	6.055135	-45.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.169468	15.664982	18.95%	0
2016	12.151930	13.169468	8.37%	0
2015	12.323246	12.151930	-1.39%	0
2014	11.460607	12.323246	7.53%	0
2013	8.835394	11.460607	29.71%	0
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
2008	9.729601	5.878154	-39.58%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.333081	10.761781	4.15%	0
2016	9.278362	10.333081	11.37%	0
2015	9.766069	9.278362	-4.99%	0
2014*	10.000000	9.766069	-2.34%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.995551	15.817286	21.71%	0
2016	11.732050	12.995551	10.77%	0
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0
2008*	10.000000	5.069348	-49.31%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	14.730914	17.046805	15.72%	0
2016	13.713170	14.730914	7.42%	0
2015	14.103272	13.713170	-2.77%	0
2014	13.071520	14.103272	7.89%	0
2013	9.656239	13.071520	35.37%	0
2012	8.878406	9.656239	8.76%	0
2011	9.399853	8.878406	-5.55%	0
2010	7.797087	9.399853	20.56%	0
2009	6.076675	7.797087	28.31%	0
2008*	10.000000	6.076675	-39.23%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.616977	16.878589	15.47%	0
2016	13.607478	14.616977	7.42%	0
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	0
2013	9.613812	12.994018	35.16%	0
2012	8.848570	9.613812	8.65%	0
2011	9.376582	8.848570	-5.63%	0
2010	7.778999	9.376582	20.54%	0
2009	6.074785	7.778999	28.05%	0
2008*	10.000000	6.074785	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.033399	14.063761	16.87%	0
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
2008*	10.000000	6.307499	-36.93%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.726216	12.818422	9.31%	0
2016	11.327949	11.726216	3.52%	0
2015	11.736821	11.327949	-3.48%	0
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
2008*	10.000000	7.857757	-21.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	0
2010	8.649552	9.483120	9.64%	0
2009	7.141169	8.649552	21.12%	0
2008*	10.000000	7.141169	-28.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.920076	13.253357	11.19%	0
2016	11.447166	11.920076	4.13%	0
2015	11.861117	11.447166	-3.49%	0
2014	11.627625	11.861117	2.01%	0
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
2010	8.917492	9.688277	8.64%	0
2009	7.496218	8.917492	18.96%	0
2008*	10.000000	7.496218	-25.04%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0
2008*	10.000000	6.780906	-32.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.546192	12.377643	7.20%	0
2016	11.165663	11.546192	3.41%	0
2015	11.569351	11.165663	-3.49%	0
2014	11.394765	11.569351	1.53%	0
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	11.565148	11.778665	1.85%	0
2016	11.253178	11.565148	2.77%	0
2015	11.619507	11.253178	-3.15%	0
2014	11.338156	11.619507	2.48%	0
2013	11.849451	11.338156	-4.31%	0
2012	11.273640	11.849451	5.11%	0
2011	10.841014	11.273640	3.99%	0
2010	10.380729	10.841014	4.43%	0
2009	9.782101	10.380729	6.12%	0
2008*	10.000000	9.782101	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.300759	11.485440	1.63%	0
2016	11.031618	11.300759	2.44%	0
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	0
2012	11.162036	11.702639	4.84%	0
2011	10.769716	11.162036	3.64%	0
2010	10.339346	10.769716	4.16%	0
2009	9.760428	10.339346	5.93%	0
2008*	10.000000	9.760428	-2.40%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	17.960474	24.744934	37.77%	0
2016	17.129204	17.960474	4.85%	0
2015	20.962628	17.129204	-18.29%	0
2014	22.795563	20.962628	-8.04%	0
2013	23.268350	22.795563	-2.03%	0
2012	20.389781	23.268350	14.12%	0
2011	27.003258	20.389781	-24.49%	0
2010	23.880680	27.003258	13.08%	0
2009	15.010415	23.880680	59.09%	0
2008	36.578464	15.010415	-58.96%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.814135	11.765709	-0.41%	0
2016	12.020871	11.814135	-1.72%	0
2015	12.336220	12.020871	-2.56%	0
2014	12.093473	12.336220	2.01%	0
2013	12.921277	12.093473	-6.41%	0
2012	12.853694	12.921277	0.53%	0
2011	12.284329	12.853694	4.63%	0
2010	12.018139	12.284329	2.21%	0
2009	11.997389	12.018139	0.17%	0
2008	11.417275	11.997389	5.08%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.135265	7.969938	-2.03%	0
2016	8.338379	8.135265	-2.44%	0
2015	8.547799	8.338379	-2.45%	0
2014	8.762477	8.547799	-2.45%	0
2013	8.982551	8.762477	-2.45%	0
2012	9.208775	8.982551	-2.46%	0
2011	9.439408	9.208775	-2.44%	0
2010	9.676469	9.439408	-2.45%	0
2009	9.915333	9.676469	-2.41%	0
2008	9.959817	9.915333	-0.45%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.660928	9.497359	23.97%	0
2016	7.803352	7.660928	-1.83%	0
2015	8.265612	7.803352	-5.59%	0
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
2010	6.840924	7.541235	10.24%	0
2009	5.417302	6.840924	26.28%	0
2008*	10.000000	5.417302	-45.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.310329	19.999811	15.54%	0
2016	16.209173	17.310329	6.79%	0
2015	16.783835	16.209173	-3.42%	0
2014	16.388363	16.783835	2.41%	0
2013	13.202440	16.388363	24.13%	0
2012	11.677646	13.202440	13.06%	0
2011	12.460251	11.677646	-6.28%	0
2010	11.142845	12.460251	11.82%	0
2009	8.979727	11.142845	24.09%	0
2008	14.575995	8.979727	-38.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.682845	15.918548	8.42%	0
2016	14.158225	14.682845	3.71%	0
2015	14.539078	14.158225	-2.62%	0
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.938406	18.971726	12.00%	0
2016	16.115373	16.938406	5.11%	0
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.124121	12.500048	3.10%	0
2016	11.919551	12.124121	1.72%	0
2015	12.186655	11.919551	-2.19%	0
2014	12.024906	12.186655	1.35%	0
2013	11.758762	12.024906	2.26%	0
2012	11.461610	11.758762	2.59%	0
2011	11.414228	11.461610	0.42%	0
2010	11.049718	11.414228	3.30%	0
2009	10.383881	11.049718	6.41%	0
2008	11.326916	10.383881	-8.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.214338	16.761368	10.17%	0
2016	14.555655	15.214338	4.53%	0
2015	14.971351	14.555655	-2.78%	0
2014	14.591356	14.971351	2.60%	0
2013	12.825218	14.591356	13.77%	0
2012	11.865209	12.825218	8.09%	0
2011	12.167480	11.865209	-2.48%	0
2010	11.245580	12.167480	8.20%	0
2009	9.676377	11.245580	16.22%	0
2008	12.915507	9.676377	-25.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.547772	18.836119	13.83%	0
2016	15.636014	16.547772	5.83%	0
2015	16.146608	15.636014	-3.16%	0
2014	15.770397	16.146608	2.39%	0
2013	13.210206	15.770397	19.38%	0
2012	11.904636	13.210206	10.97%	0
2011	12.468171	11.904636	-4.52%	0
2010	11.327305	12.468171	10.07%	0
2009	9.334803	11.327305	21.34%	0
2008	13.948084	9.334803	-33.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.889002	14.797798	6.54%	0
2016	13.468709	13.889002	3.12%	0
2015	13.811222	13.468709	-2.48%	0
2014	13.517440	13.811222	2.17%	0
2013	12.540748	13.517440	7.79%	0
2012	11.899742	12.540748	5.39%	0
2011	11.951418	11.899742	-0.43%	0
2010	11.289940	11.951418	5.86%	0
2009	10.102417	11.289940	11.75%	0
2008	12.190185	10.102417	-17.13%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	22.084171	27.429374	24.20%	0
2016	21.843792	22.084171	1.10%	0
2015	21.307226	21.843792	2.52%	0
2014	20.075735	21.307226	6.13%	0
2013	15.054271	20.075735	33.36%	0
2012	13.003427	15.054271	15.77%	0
2011	13.633880	13.003427	-4.62%	0
2010	12.845678	13.633880	6.14%	0
2009*	10.000000	12.845678	28.46%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.647082	26.834890	23.97%	0
2016	21.475291	21.647082	0.80%	0
2015	21.001836	21.475291	2.25%	0
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	0
2011	13.575509	12.913148	-4.88%	0
2010	12.824034	13.575509	5.86%	0
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	25.751111	29.086187	12.95%	0
2016	21.943666	25.751111	17.35%	0
2015	23.079713	21.943666	-4.92%	0
2014	21.622462	23.079713	6.74%	0
2013	16.659551	21.622462	29.79%	0
2012	14.538577	16.659551	14.59%	0
2011	15.292106	14.538577	-4.93%	0
2010	12.421202	15.292106	23.11%	0
2009	9.310893	12.421202	33.41%	0
2008	15.023230	9.310893	-38.02%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	23.806520	26.842197	12.75%	0
2016	20.333262	23.806520	17.08%	0
2015	21.438219	20.333262	-5.15%	0
2014	20.129592	21.438219	6.50%	0
2013	15.537496	20.129592	29.55%	0
2012	13.582262	15.537496	14.40%	0
2011	14.305892	13.582262	-5.06%	0
2010	11.651170	14.305892	22.79%	0
2009	8.749976	11.651170	33.16%	0
2008	14.151859	8.749976	-38.17%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.244724	11.322049	22.47%	0
2016	9.716444	9.244724	-4.85%	0
2015	10.026157	9.716444	-3.09%	0
2014	10.418884	10.026157	-3.77%	0
2013	8.821203	10.418884	18.11%	0
2012	7.828271	8.821203	12.68%	0
2011	8.879061	7.828271	-11.83%	0
2010	7.997740	8.879061	11.02%	0
2009	6.023605	7.997740	32.77%	0
2008*	10.000000	6.023605	-39.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.507665	10.202637	19.92%	0
2016	8.287691	8.507665	2.65%	0
2015	8.954340	8.287691	-7.44%	0
2014*	10.000000	8.954340	-10.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.452215	10.103972	19.54%	0
2016	8.252815	8.452215	2.42%	0
2015	8.937976	8.252815	-7.67%	0
2014*	10.000000	8.937976	-10.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.398351	16.976708	26.71%	0
2016	13.465922	13.398351	-0.50%	0
2015	13.385223	13.465922	0.60%	0
2014	12.457182	13.385223	7.45%	0
2013	9.500417	12.457182	31.12%	0
2012	8.386027	9.500417	13.29%	0
2011	8.883372	8.386027	-5.60%	0
2010	7.893914	8.883372	12.53%	0
2009	6.255910	7.893914	26.18%	0
2008*	10.000000	6.255910	-37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.549599	15.117070	11.57%	0
2016	11.968511	13.549599	13.21%	0
2015	12.705809	11.968511	-5.80%	0
2014	11.814708	12.705809	7.54%	0
2013	8.969491	11.814708	31.72%	0
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
2009	6.244104	7.760798	24.29%	0
2008*	10.000000	6.244104	-37.56%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.488491	16.780775	24.41%	0
2016	13.036848	13.488491	3.46%	0
2015	13.410681	13.036848	-2.79%	0
2014	13.254513	13.410681	1.18%	0
2013	9.802758	13.254513	35.21%	0
2012	8.765824	9.802758	11.83%	0
2011	9.404150	8.765824	-6.79%	0
2010	7.622543	9.404150	23.37%	0
2009	6.166942	7.622543	23.60%	0
2008*	10.000000	6.166942	-38.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	0
2015	16.130810	15.281478	-5.27%	0
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	0
2012	9.407443	10.676407	13.49%	0
2011	9.872439	9.407443	-4.71%	0
2010	8.459404	9.872439	16.70%	0
2009	6.646660	8.459404	27.27%	0
2008*	10.000000	6.646660	-33.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	14.101853	17.148173	21.60%	0
2016	13.377086	14.101853	5.42%	0
2015	13.640849	13.377086	-1.93%	0
2014	13.637332	13.640849	0.03%	0
2013	9.711372	13.637332	40.43%	0
2012	8.803247	9.711372	10.32%	0
2011	9.102300	8.803247	-3.29%	0
2010	7.458304	9.102300	22.04%	0
2009	6.011350	7.458304	24.07%	0
2008	11.526951	6.011350	-47.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	24.562970	26.134742	6.40%	0
2016	19.993215	24.562970	22.86%	0
2015	21.808922	19.993215	-8.33%	0
2014	20.889758	21.808922	4.40%	0
2013	15.252078	20.889758	36.96%	0
2012	12.981787	15.252078	17.49%	0
2011	14.018024	12.981787	-7.39%	0
2010	11.350085	14.018024	23.51%	0
2009	9.218533	11.350085	23.12%	0
2008	13.929047	9.218533	-33.82%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	21.995800	23.336741	6.10%	0
2016	17.949068	21.995800	22.55%	0
2015	19.634868	17.949068	-8.59%	0
2014	18.852584	19.634868	4.15%	0
2013	13.801726	18.852584	36.60%	0
2012	11.761039	13.801726	17.35%	0
2011	12.751246	11.761039	-7.77%	0
2010	10.335039	12.751246	23.38%	0
2009	8.417797	10.335039	22.78%	0
2008	12.746957	8.417797	-33.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	24.306653	26.911175	10.72%	0
2016	20.283984	24.306653	19.83%	0
2015	21.139170	20.283984	-4.05%	0
2014	21.494946	21.139170	-1.66%	0
2013	15.637560	21.494946	37.46%	0
2012	13.879512	15.637560	12.67%	0
2011	15.064928	13.879512	-7.87%	0
2010	12.322814	15.064928	22.25%	0
2009	9.377973	12.322814	31.40%	0
2008	15.553928	9.377973	-39.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	23.975082	26.476621	10.43%	0
2016	20.054407	23.975082	19.55%	0
2015	20.955288	20.054407	-4.30%	0
2014	21.362901	20.955288	-1.91%	0
2013	15.580856	21.362901	37.11%	0
2012	13.862296	15.580856	12.40%	0
2011	15.085214	13.862296	-8.11%	0
2010	12.372994	15.085214	21.92%	0
2009	9.435240	12.372994	31.14%	0
2008	15.690930	9.435240	-39.87%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	13.833984	16.228401	17.31%	0
2016	12.756993	13.833984	8.44%	0
2015	12.991423	12.756993	-1.80%	0
2014	11.910322	12.991423	9.08%	0
2013	9.335036	11.910322	27.59%	0
2012	8.406033	9.335036	11.05%	0
2011	8.584254	8.406033	-2.08%	0
2010	7.771971	8.584254	10.45%	0
2009	6.345482	7.771971	22.48%	0
2008	11.141244	6.345482	-43.05%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.612378	13.060179	3.55%	0
2016	12.062398	12.612378	4.56%	0
2015	13.107320	12.062398	-7.97%	0
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	0
2009	5.540370	7.053674	27.31%	0
2008*	10.000000	5.540370	-44.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.481006	9.395416	-0.90%	0
2016	9.482200	9.481006	-0.01%	0
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	0
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
2008*	10.000000	9.780247	-2.20%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.863370	15.400157	19.72%	0
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	0
2014	15.525035	13.910722	-10.40%	0
2013	13.251925	15.525035	17.15%	0
2012	11.362488	13.251925	16.63%	0
2011	13.300288	11.362488	-14.57%	0
2010	12.820489	13.300288	3.74%	0
2009*	10.000000	12.820489	28.20%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	18.992667	21.943536	15.54%	0
2016	17.720700	18.992667	7.18%	0
2015	18.250383	17.720700	-2.90%	0
2014	16.949086	18.250383	7.68%	0
2013	12.626517	16.949086	34.23%	0
2012	11.663767	12.626517	8.25%	0
2011	12.336150	11.663767	-5.45%	0
2010	10.293172	12.336150	19.85%	0
2009	8.028606	10.293172	28.21%	0
2008	13.591660	8.028606	-40.93%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	19.756827	26.341466	33.33%	0
2016	20.235100	19.756827	-2.36%	0
2015	19.956268	20.235100	1.40%	0
2014	19.999086	19.956268	-0.21%	0
2013	16.103668	19.999086	24.19%	0
2012	13.613974	16.103668	18.29%	0
2011	15.216899	13.613974	-10.53%	0
2010	13.451227	15.216899	13.13%	0
2009	9.865424	13.451227	36.35%	0
2008	16.909319	9.865424	-41.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	18.986434	25.250306	32.99%	0
2016	19.492616	18.986434	-2.60%	0
2015	19.274400	19.492616	1.13%	0
2014	19.360471	19.274400	-0.44%	0
2013	15.628238	19.360471	23.88%	0
2012	13.246383	15.628238	17.98%	0
2011	14.844345	13.246383	-10.76%	0
2010	13.151612	14.844345	12.87%	0
2009	9.674564	13.151612	35.94%	0
2008	16.621758	9.674564	-41.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.814274	10.175061	3.68%	0
2016	9.443150	9.814274	3.93%	0
2015	9.904227	9.443150	-4.66%	0
2014	9.872744	9.904227	0.32%	0
2013	10.134124	9.872744	-2.58%	0
2012*	10.000000	10.134124	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	15.717535	16.259130	3.45%	0
2016	15.161321	15.717535	3.67%	0
2015	15.939343	15.161321	-4.88%	0
2014	15.942449	15.939343	-0.02%	0
2013	16.403071	15.942449	-2.81%	0
2012	14.861780	16.403071	10.37%	0
2011	15.135832	14.861780	-1.81%	0
2010	13.518765	15.135832	11.96%	0
2009	11.703746	13.518765	15.51%	0
2008	14.030046	11.703746	-16.58%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	17.521093	19.936705	13.79%	0
2016	16.136664	17.521093	8.58%	0
2015	16.043506	16.136664	0.58%	0
2014	14.897049	16.043506	7.70%	0
2013	11.618326	14.897049	28.22%	0
2012	10.214243	11.618326	13.75%	0
2011	10.503277	10.214243	-2.75%	0
2010	9.295734	10.503277	12.99%	0
2009	7.445052	9.295734	24.86%	0
2008	12.435905	7.445052	-40.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	26.858620	29.911860	11.37%	0
2016	23.320972	26.858620	15.17%	0
2015	25.405520	23.320972	-8.21%	0
2014	23.266989	25.405520	9.19%	0
2013	16.913585	23.266989	37.56%	0
2012	14.695934	16.913585	15.09%	0
2011	15.405138	14.695934	-4.60%	0
2010	12.796493	15.405138	20.39%	0
2009	9.561519	12.796493	33.83%	0
2008	15.766677	9.561519	-39.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	15.867957	17.633725	11.13%	0
2016	13.822558	15.867957	14.80%	0
2015	15.089294	13.822558	-8.39%	0
2014	13.853656	15.089294	8.92%	0
2013	10.098845	13.853656	37.18%	0
2012	8.798361	10.098845	14.78%	0
2011	9.239073	8.798361	-4.77%	0
2010	7.696400	9.239073	20.04%	0
2009	5.763884	7.696400	33.53%	0
2008	9.531216	5.763884	-39.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.124692	10.843333	7.10%	0
2016	9.167019	10.124692	10.45%	0
2015	9.624908	9.167019	-4.76%	0
2014*	10.000000	9.624908	-3.75%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.128199	10.941392	8.03%	0
2016	10.088938	10.128199	0.39%	0
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.471356	10.343422	-1.22%	0
2016	10.595351	10.471356	-1.17%	0
2015	10.838833	10.595351	-2.25%	0
2014	11.028531	10.838833	-1.72%	0
2013	11.331841	11.028531	-2.68%	0
2012	10.985525	11.331841	3.15%	0
2011	11.148319	10.985525	-1.46%	0
2010	10.864884	11.148319	2.61%	0
2009*	10.000000	10.864884	8.65%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.177096	11.77%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.286075	13.136034	27.71%	0
2016*	10.000000	10.286075	2.86%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	11.992348	14.809234	23.49%	0
2016	12.601903	11.992348	-4.84%	0
2015	12.900375	12.601903	-2.31%	0
2014	14.185944	12.900375	-9.06%	0
2013	11.354676	14.185944	24.93%	0
2012	9.547927	11.354676	18.92%	0
2011	11.782846	9.547927	-18.97%	0
2010	10.977861	11.782846	7.33%	0
2009	9.029379	10.977861	21.58%	0
2008	16.515417	9.029379	-45.33%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	22.311852	23.480146	5.24%	0
2016	17.938558	22.311852	24.38%	0
2015	19.203235	17.938558	-6.59%	0
2014	19.032027	19.203235	0.90%	0
2013	13.974652	19.032027	36.19%	0
2012	12.193993	13.974652	14.60%	0
2011	13.119815	12.193993	-7.06%	0
2010	10.675179	13.119815	22.90%	0
2009	8.319886	10.675179	28.31%	0
2008	14.065881	8.319886	-40.85%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.334061	7.013833	-4.37%	0
2016	5.241990	7.334061	39.91%	0
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.480919	7.174237	-4.10%	0
2016	5.335903	7.480919	40.20%	0
2015	8.219320	5.335903	-35.08%	0
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.968077	26.973336	22.78%	0
2016	20.899259	21.968077	5.11%	0
2015	22.060168	20.899259	-5.26%	0
2014	23.047148	22.060168	-4.28%	0
2013	15.726154	23.047148	46.55%	0
2012	14.945721	15.726154	5.22%	0
2011	16.058572	14.945721	-6.93%	0
2010	12.985047	16.058572	23.67%	0
2009*	10.000000	12.985047	29.85%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	15.806157	18.063650	14.28%	0
2016	14.768283	15.806157	7.03%	0
2015	15.112149	14.768283	-2.28%	0
2014	14.351333	15.112149	5.30%	0
2013	11.066448	14.351333	29.68%	0
2012	9.797160	11.066448	12.96%	0
2011	9.585617	9.797160	2.21%	0
2010	8.819659	9.585617	8.68%	0
2009	7.606085	8.819659	15.96%	0
2008	13.312374	7.606085	-42.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2017	10.033584	12.094859	20.54%	0
2016	10.496406	10.033584	-4.41%	0
2015	10.638674	10.496406	-1.34%	0
2014	11.804525	10.638674	-9.88%	0
2013	9.982517	11.804525	18.25%	0
2012	9.073593	9.982517	10.02%	0
2011	11.689316	9.073593	-22.38%	0
2010	11.631637	11.689316	0.50%	0
2009	8.985201	11.631637	29.45%	0
2008	19.964211	8.985201	-54.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2017	16.308889	20.693326	26.88%	0
2016	16.535677	16.308889	-1.37%	0
2015	15.481463	16.535677	6.81%	0
2014	14.114423	15.481463	9.69%	0
2013	10.692614	14.114423	32.00%	0
2012	9.557599	10.692614	11.88%	0
2011	10.254553	9.557599	-7.26%	0
2010	9.690055	10.254553	5.83%	0
2009	7.335232	9.690055	32.10%	0
2008	12.651957	7.335232	-42.02%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	22.812132	24.806682	8.74%	0
2016	18.970449	22.812132	20.25%	0
2015	20.878126	18.970449	-9.14%	0
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.766068	13.987817	9.57%	0
2016	12.762681	12.766068	0.03%	0
2015	13.380220	12.762681	-4.62%	0
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
2010	11.879392	12.563323	5.76%	0
2009*	10.000000	11.879392	18.79%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.172680	12.385412	10.85%	0
2016	10.064632	11.172680	11.01%	0
2015	10.715601	10.064632	-6.07%	0
2014*	10.000000	10.715601	7.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	23.293428	25.229695	8.31%	0
2016	19.226573	23.293428	21.15%	0
2015	20.431004	19.226573	-5.90%	0
2014	20.171917	20.431004	1.28%	0
2013	14.877923	20.171917	35.58%	0
2012	13.342436	14.877923	11.51%	0
2011	13.769400	13.342436	-3.10%	0
2010	11.357234	13.769400	21.24%	0
2009	9.428090	11.357234	20.46%	0
2008	14.165023	9.428090	-33.44%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2017	17.157550	20.094556	17.12%	0
2016	15.939528	17.157550	7.64%	0
2015	16.362235	15.939528	-2.58%	0
2014	14.972083	16.362235	9.28%	0
2013	11.769422	14.972083	27.21%	0
2012	10.555139	11.769422	11.50%	0
2011	10.752259	10.555139	-1.83%	0
2010	9.717322	10.752259	10.65%	0
2009	7.983145	9.717322	21.72%	0
2008	13.182496	7.983145	-39.44%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	16.595885	19.384386	16.80%	0
2016	15.454540	16.595885	7.39%	0
2015	15.901930	15.454540	-2.81%	0
2014	14.592088	15.901930	8.98%	0
2013	11.498804	14.592088	26.90%	0
2012	10.335971	11.498804	11.25%	0
2011	10.555645	10.335971	-2.08%	0
2010	9.564753	10.555645	10.36%	0
2009	7.875846	9.564753	21.44%	0
2008	13.042395	7.875846	-39.61%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2017	15.962852	17.740644	11.14%	0
2016	15.008863	15.962852	6.36%	0
2015	16.091605	15.008863	-6.73%	0
2014	14.720808	16.091605	9.31%	0
2013	11.372360	14.720808	29.44%	0
2012	10.541826	11.372360	7.88%	0
2011	10.842618	10.541826	-2.77%	0
2010	9.800908	10.842618	10.63%	0
2009	7.604995	9.800908	28.87%	0
2008	12.037639	7.604995	-36.82%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.766997	9.735450	-0.32%	0
2016	9.303681	9.766997	4.98%	0
2015	9.752899	9.303681	-4.61%	0
2014*	10.000000	9.752899	-2.47%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2017	15.548868	15.966244	2.68%	0
2016	14.089178	15.548868	10.36%	0
2015	15.032314	14.089178	-6.27%	0
2014	15.233059	15.032314	-1.32%	0
2013	14.813264	15.233059	2.83%	0
2012	13.451411	14.813264	10.12%	0
2011	13.304725	13.451411	1.10%	0
2010	12.072190	13.304725	10.21%	0
2009	8.217023	12.072190	46.92%	0
2008	11.539995	8.217023	-28.80%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	8.860227	9.448621	6.64%	0
2016	9.626291	8.860227	-7.96%	0
2015	10.678155	9.626291	-9.85%	0
2014	11.232206	10.678155	-4.93%	0
2013	10.039769	11.232206	11.88%	0
2012	9.471364	10.039769	6.00%	0
2011	10.402499	9.471364	-8.95%	0
2010	9.553541	10.402499	8.89%	0
2009	8.754214	9.553541	9.13%	0
2008	12.919224	8.754214	-32.24%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2017	10.404800	10.430684	0.25%	0
2016	10.400122	10.404800	0.04%	0
2015	10.820492	10.400122	-3.88%	0
2014	10.819984	10.820492	0.00%	0
2013	11.114866	10.819984	-2.65%	0
2012	10.514735	11.114866	5.71%	0
2011	10.669487	10.514735	-1.45%	0
2010	10.205641	10.669487	4.54%	0
2009	8.794830	10.205641	16.04%	0
2008	9.845559	8.794830	-10.67%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.063448	10.060728	-0.03%	0
2016	10.087348	10.063448	-0.24%	0
2015	10.515723	10.087348	-4.07%	0
2014	10.543694	10.515723	-0.27%	0
2013	10.861631	10.543694	-2.93%	0
2012	10.301044	10.861631	5.44%	0
2011	10.481562	10.301044	-1.72%	0
2010	10.046473	10.481562	4.33%	0
2009	8.677788	10.046473	15.77%	0
2008	9.742363	8.677788	-10.93%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2017	12.536660	13.764559	9.79%	0
2016	12.630157	12.536660	-0.74%	0
2015	13.105376	12.630157	-3.63%	0
2014	12.870118	13.105376	1.83%	0
2013	11.561747	12.870118	11.32%	0
2012	10.674402	11.561747	8.31%	0
2011	11.383927	10.674402	-6.23%	0
2010	10.351085	11.383927	9.98%	0
2009	8.331793	10.351085	24.24%	0
2008	12.149387	8.331793	-31.42%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	12.303356	13.484965	9.60%	0
2016	12.415595	12.303356	-0.90%	0
2015	12.893773	12.415595	-3.71%	0
2014	12.679966	12.893773	1.69%	0
2013	11.409977	12.679966	11.13%	0
2012	10.552124	11.409977	8.13%	0
2011	11.268318	10.552124	-6.36%	0
2010	10.261975	11.268318	9.81%	0
2009	8.271579	10.261975	24.06%	0
2008	12.076172	8.271579	-31.50%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
2017	12.903021	14.758215	14.38%	0
2016	13.083950	12.903021	-1.38%	0
2015	13.583767	13.083950	-3.68%	0
2014	13.331778	13.583767	1.89%	0
2013	11.310126	13.331778	17.87%	0
2012	10.178566	11.310126	11.12%	0
2011	11.269412	10.178566	-9.68%	0
2010	10.067407	11.269412	11.94%	0
2009	7.868631	10.067407	27.94%	0
2008	12.737111	7.868631	-38.22%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
2017	12.600917	14.387734	14.18%	0
2016	12.798465	12.600917	-1.54%	0
2015	13.307983	12.798465	-3.83%	0
2014	13.085474	13.307983	1.70%	0
2013	11.123925	13.085474	17.63%	0
2012	10.030321	11.123925	10.90%	0
2011	11.128494	10.030321	-9.87%	0
2010	9.954584	11.128494	11.79%	0
2009	7.802728	9.954584	27.58%	0
2008	12.643053	7.802728	-38.28%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2017	14.529669	16.275595	12.02%	0
2016	14.071320	14.529669	3.26%	0
2015	14.530694	14.071320	-3.16%	0
2014	13.698764	14.530694	6.07%	0
2013	11.897594	13.698764	15.14%	0
2012	10.742983	11.897594	10.75%	0
2011	11.586978	10.742983	-7.28%	0
2010	10.192110	11.586978	13.69%	0
2009	7.645513	10.192110	33.31%	0
2008	12.027941	7.645513	-36.44%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	14.277446	15.975214	11.89%	0
2016	13.850179	14.277446	3.08%	0
2015	14.323307	13.850179	-3.30%	0
2014	13.512120	14.323307	6.00%	0
2013	11.756797	13.512120	14.93%	0
2012	10.628060	11.756797	10.62%	0
2011	11.468677	10.628060	-7.33%	0
2010	10.107952	11.468677	13.46%	0
2009	7.584282	10.107952	33.28%	0
2008	11.954387	7.584282	-36.56%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2017	17.613301	21.005257	19.26%	0
2016	17.788379	17.613301	-0.98%	0
2015	18.251179	17.788379	-2.54%	0
2014	17.083058	18.251179	6.84%	0
2013	12.811436	17.083058	33.34%	0
2012	10.845907	12.811436	18.12%	0
2011	11.566536	10.845907	-6.23%	0
2010	10.167574	11.566536	13.76%	0
2009	7.764252	10.167574	30.95%	0
2008	13.703139	7.764252	-43.34%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2017	17.258678	20.539335	19.01%	0
2016	17.446722	17.258678	-1.08%	0
2015	17.924134	17.446722	-2.66%	0
2014	16.811119	17.924134	6.62%	0
2013	12.619965	16.811119	33.21%	0
2012	10.715130	12.619965	17.78%	0
2011	11.436838	10.715130	-6.31%	0
2010	10.060286	11.436838	13.68%	0
2009	7.689512	10.060286	30.83%	0
2008	13.608175	7.689512	-43.49%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2017	15.636147	16.996474	8.70%	0
2016	13.762766	15.636147	13.61%	0
2015	14.893181	13.762766	-7.59%	0
2014	14.227203	14.893181	4.68%	0
2013	11.534720	14.227203	23.34%	0
2012	10.216640	11.534720	12.90%	0
2011	10.512630	10.216640	-2.82%	0
2010	9.480158	10.512630	10.89%	0
2009	7.566934	9.480158	25.28%	0
2008	13.708714	7.566934	-44.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	15.321365	16.631497	8.55%	0
2016	13.507892	15.321365	13.43%	0
2015	14.640235	13.507892	-7.73%	0
2014	14.007112	14.640235	4.52%	0
2013	11.372697	14.007112	23.16%	0
2012	10.084550	11.372697	12.77%	0
2011	10.397749	10.084550	-3.01%	0
2010	9.390496	10.397749	10.73%	0
2009	7.503875	9.390496	25.14%	0
2008	13.620053	7.503875	-44.91%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2017	7.367650	7.147697	-2.99%	0
2016	7.630381	7.367650	-3.44%	0
2015	7.917222	7.630381	-3.62%	0
2014	8.216330	7.917222	-3.64%	0
2013	8.525103	8.216330	-3.62%	0
2012	8.836934	8.525103	-3.53%	0
2011	9.160762	8.836934	-3.53%	0
2010	9.484748	9.160762	-3.42%	0
2009	9.773597	9.484748	-2.96%	0
2008	9.845680	9.773597	-0.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2017	15.818120	17.799128	12.52%	0
2016	14.158129	15.818120	11.72%	0
2015	15.048340	14.158129	-5.92%	0
2014	14.148795	15.048340	6.36%	0
2013	11.002863	14.148795	28.59%	0
2012	9.645642	11.002863	14.07%	0
2011	9.855121	9.645642	-2.13%	0
2010	8.920213	9.855121	10.48%	0
2009	7.280707	8.920213	22.52%	0
2008	12.979444	7.280707	-43.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	15.513648	17.432490	12.37%	0
2016	13.901893	15.513648	11.59%	0
2015	14.804441	13.901893	-6.10%	0
2014	13.939570	14.804441	6.20%	0
2013	10.857311	13.939570	28.39%	0
2012	9.530451	10.857311	13.92%	0
2011	9.758146	9.530451	-2.33%	0
2010	8.841299	9.758146	10.37%	0
2009	7.224530	8.841299	22.38%	0
2008	12.906582	7.224530	-44.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2017	15.450293	20.099711	30.09%	0
2016	15.920372	15.450293	-2.95%	0
2015	15.434894	15.920372	3.15%	0
2014	14.407635	15.434894	7.13%	0
2013	10.978463	14.407635	31.24%	0
2012	9.948231	10.978463	10.36%	0
2011	10.309746	9.948231	-3.51%	0
2010	8.624987	10.309746	19.53%	0
2009	6.985466	8.624987	23.47%	0
2008	13.741682	6.985466	-49.17%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	15.142833	19.672527	29.91%	0
2016	15.628962	15.142833	-3.11%	0
2015	15.173392	15.628962	3.00%	0
2014	14.185903	15.173392	6.96%	0
2013	10.825656	14.185903	31.04%	0
2012	9.822008	10.825656	10.22%	0
2011	10.196620	9.822008	-3.67%	0
2010	8.543754	10.196620	19.35%	0
2009	6.929557	8.543754	23.29%	0
2008	13.650912	6.929557	-49.24%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2017	14.130352	14.578863	3.17%	0
2016	12.821241	14.130352	10.21%	0
2015	13.826346	12.821241	-7.27%	0
2014	14.197572	13.826346	-2.61%	0
2013	13.917842	14.197572	2.01%	0
2012	12.650466	13.917842	10.02%	0
2011	12.632499	12.650466	0.14%	0
2010	11.522132	12.632499	9.64%	0
2009	8.317293	11.522132	38.53%	0
2008	11.519957	8.317293	-27.80%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	13.837420	14.255644	3.02%	0
2016	12.577832	13.837420	10.01%	0
2015	13.579383	12.577832	-7.38%	0
2014	13.967519	13.579383	-2.78%	0
2013	13.715046	13.967519	1.84%	0
2012	12.490707	13.715046	9.80%	0
2011	12.498236	12.490707	-0.06%	0
2010	11.411244	12.498236	9.53%	0
2009	8.255103	11.411244	38.23%	0
2008	11.445644	8.255103	-27.88%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2017	17.511630	20.538588	17.29%	0
2016	16.246227	17.511630	7.79%	0
2015	16.639667	16.246227	-2.36%	0
2014	15.206352	16.639667	9.43%	0
2013	11.934083	15.206352	27.42%	0
2012	10.686391	11.934083	11.68%	0
2011	10.868749	10.686391	-1.68%	0
2010	9.806813	10.868749	10.83%	0
2009	8.039352	9.806813	21.99%	0
2008	13.245070	8.039352	-39.30%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2017	10.624079	10.669054	0.42%	0
2016	10.526307	10.624079	0.93%	0
2015	10.990543	10.526307	-4.22%	0
2014	10.778704	10.990543	1.97%	0
2013	11.389544	10.778704	-5.36%	0
2012	11.163648	11.389544	2.02%	0
2011	10.793718	11.163648	3.43%	0
2010	10.391463	10.793718	3.87%	0
2009	9.319620	10.391463	11.50%	0
2008	9.997554	9.319620	-6.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2017	23.909791	27.810019	16.31%	0
2016	22.132186	23.909791	8.03%	0
2015	23.320566	22.132186	-5.10%	0
2014	22.791887	23.320566	2.32%	0
2013	17.385171	22.791887	31.10%	0
2012	15.725706	17.385171	10.55%	0
2011	18.279587	15.725706	-13.97%	0
2010	14.740310	18.279587	24.01%	0
2009	10.926322	14.740310	34.91%	0
2008	18.748402	10.926322	-41.72%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	23.430224	27.214546	16.15%	0
2016	21.724982	23.430224	7.85%	0
2015	22.921500	21.724982	-5.22%	0
2014	22.436646	22.921500	2.16%	0
2013	17.138501	22.436646	30.91%	0
2012	15.527999	17.138501	10.37%	0
2011	18.077260	15.527999	-14.10%	0
2010	14.592078	18.077260	23.88%	0
2009	10.836808	14.592078	34.65%	0
2008	18.625034	10.836808	-41.82%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2017	12.234103	15.337992	25.37%	0
2016	13.381688	12.234103	-8.58%	0
2015	13.420323	13.381688	-0.29%	0
2014	15.166678	13.420323	-11.51%	0
2013	12.073300	15.166678	25.62%	0
2012	10.396117	12.073300	16.13%	0
2011	13.035428	10.396117	-20.25%	0
2010	11.973054	13.035428	8.87%	0
2009	9.828352	11.973054	21.82%	0
2008	18.173405	9.828352	-45.92%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	11.986230	15.013872	25.26%	0
2016	13.130875	11.986230	-8.72%	0
2015	13.193525	13.130875	-0.47%	0
2014	14.932463	13.193525	-11.65%	0
2013	11.906052	14.932463	25.42%	0
2012	10.265995	11.906052	15.98%	0
2011	12.889667	10.265995	-20.35%	0
2010	11.856324	12.889667	8.72%	0
2009	9.749319	11.856324	21.61%	0
2008	18.057752	9.749319	-46.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2017	15.911895	17.714940	11.33%	0
2016	14.757092	15.911895	7.83%	0
2015	15.442345	14.757092	-4.44%	0
2014	14.399389	15.442345	7.24%	0
2013	11.296581	14.399389	27.47%	0
2012	9.706385	11.296581	16.38%	0
2011	10.336989	9.706385	-6.10%	0
2010	9.112348	10.336989	13.44%	0
2009	6.644191	9.112348	37.15%	0
2008	12.898358	6.644191	-48.49%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2017	15.580408	17.320072	11.17%	0
2016	14.474129	15.580408	7.64%	0
2015	15.170185	14.474129	-4.59%	0
2014	14.171026	15.170185	7.05%	0
2013	11.126756	14.171026	27.36%	0
2012	9.580492	11.126756	16.14%	0
2011	10.216415	9.580492	-6.22%	0
2010	9.022661	10.216415	13.23%	0
2009	6.589879	9.022661	36.92%	0
2008	12.810108	6.589879	-48.56%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2017	16.193445	18.601968	14.87%	0
2016	15.350234	16.193445	5.49%	0
2015	16.433901	15.350234	-6.59%	0
2014	15.986634	16.433901	2.80%	0
2013	12.719429	15.986634	25.69%	0
2012	10.387260	12.719429	22.45%	0
2011	11.826649	10.387260	-12.17%	0
2010	9.706378	11.826649	21.84%	0
2009	6.400452	9.706378	51.65%	0
2008	13.607599	6.400452	-52.96%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	15.863119	18.203365	14.75%	0
2016	15.065549	15.863119	5.29%	0
2015	16.151731	15.065549	-6.72%	0
2014	15.738598	16.151731	2.62%	0
2013	12.547198	15.738598	25.44%	0
2012	10.249546	12.547198	22.42%	0
2011	11.694152	10.249546	-12.35%	0
2010	9.606513	11.694152	21.73%	0
2009	6.344457	9.606513	51.42%	0
2008	13.519044	6.344457	-53.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	10.626975	11.466905	7.90%	0
2016	9.744054	10.626975	9.06%	0
2015	10.783332	9.744054	-9.64%	0
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
2010	8.148358	8.656203	6.23%	0
2009	6.492788	8.148358	25.50%	0
2008*	10.000000	6.492788	-35.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2017	17.275472	20.117650	16.45%	0
2016	15.411507	17.275472	12.09%	0
2015	16.561096	15.411507	-6.94%	0
2014	15.768370	16.561096	5.03%	0
2013	12.583741	15.768370	25.31%	0
2012	11.643875	12.583741	8.07%	0
2011	11.368511	11.643875	2.42%	0
2010	9.755880	11.368511	16.53%	0
2009	8.604817	9.755880	13.38%	0
2008	12.225276	8.604817	-29.61%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2017	13.232020	14.920740	12.76%	0
2016	12.775055	13.232020	3.58%	0
2015	14.152085	12.775055	-9.73%	0
2014	16.483053	14.152085	-14.14%	0
2013	13.877314	16.483053	18.78%	0
2012	12.145569	13.877314	14.26%	0
2011	14.075303	12.145569	-13.71%	0
2010	13.441899	14.075303	4.71%	0
2009	10.157915	13.441899	32.33%	0
2008	17.641606	10.157915	-42.42%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	15.568773	19.057150	22.41%	0
2016	15.837469	15.568773	-1.70%	0
2015	15.692115	15.837469	0.93%	0
2014	15.056675	15.692115	4.22%	0
2013	11.178265	15.056675	34.70%	0
2012	10.231919	11.178265	9.25%	0
2011	11.343704	10.231919	-9.80%	0
2010	9.846485	11.343704	15.21%	0
2009	6.169487	9.846485	59.60%	0
2008	12.585032	6.169487	-50.98%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2017	16.767389	18.997047	13.30%	0
2016	14.874094	16.767389	12.73%	0
2015	16.457248	14.874094	-9.62%	0
2014	15.655973	16.457248	5.12%	0
2013	11.978143	15.655973	30.70%	0
2012	10.454445	11.978143	14.57%	0
2011	11.083392	10.454445	-5.67%	0
2010	9.942365	11.083392	11.48%	0
2009	8.036144	9.942365	23.72%	0
2008	12.993046	8.036144	-38.15%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2017	12.879154	14.045579	9.06%	0
2016	12.121492	12.879154	6.25%	0
2015	13.351182	12.121492	-9.21%	0
2014	12.813207	13.351182	4.20%	0
2013	10.288916	12.813207	24.53%	0
2012	9.377775	10.288916	9.72%	0
2011	9.738457	9.377775	-3.70%	0
2010	9.225600	9.738457	5.56%	0
2009	7.463174	9.225600	23.61%	0
2008	11.088841	7.463174	-32.70%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2017	12.546223	13.646437	8.77%	0
2016	11.834395	12.546223	6.01%	0
2015	13.067237	11.834395	-9.43%	0
2014	12.575564	13.067237	3.91%	0
2013	10.122654	12.575564	24.23%	0
2012	9.248069	10.122654	9.46%	0
2011	9.625954	9.248069	-3.93%	0
2010	9.144614	9.625954	5.26%	0
2009	7.415898	9.144614	23.31%	0
2008	11.046970	7.415898	-32.87%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2017	16.277968	19.250531	18.26%	0
2016	17.011458	16.277968	-4.31%	0
2015	18.130435	17.011458	-6.17%	0
2014	18.800529	18.130435	-3.56%	0
2013	16.436029	18.800529	14.39%	0
2012	14.802025	16.436029	11.04%	0
2011	16.516812	14.802025	-10.38%	0
2010	15.222611	16.516812	8.50%	0
2009	11.710697	15.222611	29.99%	0
2008	20.444929	11.710697	-42.72%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ
2017	15.951747	17.664493	10.74%	0
2016	14.593739	15.951747	9.31%	0
2015	15.782519	14.593739	-7.53%	0
2014	15.685020	15.782519	0.62%	0
2013	12.637442	15.685020	24.12%	0
2012	11.822247	12.637442	6.90%	0
2011	13.105142	11.822247	-9.79%	0
2010	11.919119	13.105142	9.95%	0
2009	9.500370	11.919119	25.46%	0
2008	13.795263	9.500370	-31.13%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares - Q/NQ
2017	12.467268	14.715717	18.03%	0
2016	12.841298	12.467268	-2.91%	0
2015	13.168996	12.841298	-2.49%	0
2014	12.651233	13.168996	4.09%	0
2013	9.583044	12.651233	32.02%	0
2012*	10.000000	9.583044	-4.17%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.346946	14.532097	17.70%	0
2016	12.740522	12.346946	-3.09%	0
2015	13.086915	12.740522	-2.65%	0
2014	12.612679	13.086915	3.76%	0
2013	9.582612	12.612679	31.62%	0
2012*	10.000000	9.582612	-4.17%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.447849	13.047052	13.97%	0
2016	12.193526	11.447849	-6.12%	0
2015	13.808185	12.193526	-11.69%	0
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
2010	11.672257	12.222236	4.71%	0
2009*	10.000000	11.672257	16.72%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.338675	10.271366	23.18%	0
2016	7.164674	8.338675	16.39%	0
2015	9.302107	7.164674	-22.98%	0
2014*	10.000000	9.302107	-6.98%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2017	13.700591	16.724176	22.07%	0
2016	13.590822	13.700591	0.81%	0
2015	13.507029	13.590822	0.62%	0
2014	12.913534	13.507029	4.60%	0
2013	9.767299	12.913534	32.21%	0
2012	8.708046	9.767299	12.16%	0
2011	9.631074	8.708046	-9.58%	0
2010	7.736206	9.631074	24.49%	0
2009	5.684407	7.736206	36.10%	0
2008	12.189483	5.684407	-53.37%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	16.878430	20.547110	21.74%	0
2016	16.099458	16.878430	4.84%	0
2015	17.075918	16.099458	-5.72%	0
2014	19.159031	17.075918	-10.87%	0
2013	14.080457	19.159031	36.07%	0
2012	12.088830	14.080457	16.47%	0
2011	14.017071	12.088830	-13.76%	0
2010	10.701300	14.017071	30.98%	0
2009	6.817158	10.701300	56.98%	0
2008	11.699860	6.817158	-41.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	19.244339	21.761273	13.08%	0
2016	17.553114	19.244339	9.63%	0
2015	18.389887	17.553114	-4.55%	0
2014	17.319489	18.389887	6.18%	0
2013	13.256375	17.319489	30.65%	0
2012	11.873853	13.256375	11.64%	0
2011	12.380504	11.873853	-4.09%	0
2010	11.553303	12.380504	7.16%	0
2009	9.792453	11.553303	17.98%	0
2008	15.112360	9.792453	-35.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	13.736849	16.787208	22.21%	0
2016	13.728324	13.736849	0.06%	0
2015	13.401341	13.728324	2.44%	0
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.751579	12.037463	23.44%	0
2016	9.561379	9.751579	1.99%	0
2015*	10.000000	9.561379	-4.39%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	9.825590	10.026060	2.04%	0
2016	9.632281	9.825590	2.01%	0
2015	10.081108	9.632281	-4.45%	0
2014	9.727071	10.081108	3.64%	0
2013	10.154519	9.727071	-4.21%	0
2012	9.652764	10.154519	5.20%	0
2011	9.503856	9.652764	1.57%	0
2010	9.230718	9.503856	2.96%	0
2009	8.758719	9.230718	5.39%	0
2008	10.152051	8.758719	-13.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	20.984909	21.927474	4.49%	0
2016	18.115839	20.984909	15.84%	0
2015	19.676272	18.115839	-7.93%	0
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
2010	12.244052	13.349032	9.02%	0
2009*	10.000000	12.244052	22.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.175180	13.585039	11.58%	0
2016	11.591832	12.175180	5.03%	0
2015	11.913744	11.591832	-2.70%	0
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
2010	8.472582	9.144588	7.93%	0
2009	7.125206	8.472582	18.91%	0
2008	10.531297	7.125206	-32.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.091149	9.041580	-0.55%	0
2016	9.190983	9.091149	-1.09%	0
2015	9.561278	9.190983	-3.87%	0
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
2010	9.571511	9.774665	2.12%	0
2009	8.857785	9.571511	8.06%	0
2008	10.200400	8.857785	-13.16%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	12.487814	15.760014	26.20%	0
2016	12.935301	12.487814	-3.46%	0
2015	12.600877	12.935301	2.65%	0
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
2010	9.399862	10.080566	7.24%	0
2009	6.889572	9.399862	36.44%	0
2008	11.653767	6.889572	-40.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	12.985411	15.991291	23.15%	0
2016	12.355947	12.985411	5.09%	0
2015	12.049597	12.355947	2.54%	0
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
2010	7.833339	8.920853	13.88%	0
2009	5.858157	7.833339	33.72%	0
2008	10.899890	5.858157	-46.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	11.684269	13.727975	17.49%	0
2016	10.915349	11.684269	7.04%	0
2015	11.207129	10.915349	-2.60%	0
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
2010	7.250234	7.752512	6.93%	0
2009	5.757792	7.250234	25.92%	0
2008	9.649399	5.757792	-40.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	9.995649	10.282667	2.87%	0
2016	9.086801	9.995649	10.00%	0
2015	9.683614	9.086801	-6.16%	0
2014*	10.000000	9.683614	-3.16%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.673616	14.034152	20.22%	0
2016	10.669489	11.673616	9.41%	0
2015	11.207408	10.669489	-4.80%	0
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
2010	7.409498	8.237673	11.18%	0
2009	5.027453	7.409498	47.38%	0
2008*	10.000000	5.027453	-49.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2017	13.232621	15.125226	14.30%	0
2016	12.471370	13.232621	6.10%	0
2015	12.985901	12.471370	-3.96%	0
2014	12.185781	12.985901	6.57%	0
2013	9.113937	12.185781	33.70%	0
2012	8.484418	9.113937	7.42%	0
2011	9.094410	8.484418	-6.71%	0
2010	7.637569	9.094410	19.07%	0
2009	6.026497	7.637569	26.73%	0
2008*	10.000000	6.026497	-39.74%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.130280	14.975976	14.06%	0
2016	12.375253	13.130280	6.10%	0
2015	12.898039	12.375253	-4.05%	0
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
2010	7.619853	9.071894	19.06%	0
2009	6.024629	7.619853	26.48%	0
2008*	10.000000	6.024629	-39.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	10.809453	12.478416	15.44%	0
2016	10.351962	10.809453	4.42%	0
2015	10.936022	10.351962	-5.34%	0
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
2010	7.786821	8.624968	10.76%	0
2009	6.255468	7.786821	24.48%	0
2008*	10.000000	6.255468	-37.45%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	10.533705	11.373638	7.97%	0
2016	10.302316	10.533705	2.25%	0
2015	10.807146	10.302316	-4.67%	0
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
2010	8.996970	9.570822	6.38%	0
2009	7.793070	8.996970	15.45%	0
2008*	10.000000	7.793070	-22.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	10.828052	12.083210	11.59%	0
2016	10.470452	10.828052	3.42%	0
2015	11.013514	10.470452	-4.93%	0
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
2010	8.472770	9.175133	8.29%	0
2009	7.082322	8.472770	19.63%	0
2008*	10.000000	7.082322	-29.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	9.823164	10.067501	2.49%	0
2016	9.744712	9.823164	0.81%	0
2015	10.188684	9.744712	-4.36%	0
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
2010	9.719148	10.001328	2.90%	0
2009	8.925172	9.719148	8.90%	0
2008*	10.000000	8.925172	-10.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	10.707860	11.759568	9.82%	0
2016	10.410740	10.707860	2.85%	0
2015	10.921606	10.410740	-4.68%	0
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
2010	8.735285	9.373666	7.31%	0
2009	7.434475	8.735285	17.50%	0
2008*	10.000000	7.434475	-25.66%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	10.776789	12.261101	13.77%	0
2016	10.394776	10.776789	3.68%	0
2015	10.953803	10.394776	-5.10%	0
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
2010	8.201738	8.954527	9.18%	0
2009	6.725016	8.201738	21.96%	0
2008*	10.000000	6.725016	-32.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.372071	10.982608	5.89%	0
2016	10.154812	10.372071	2.14%	0
2015	10.653034	10.154812	-4.68%	0
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
2010	9.260280	9.728461	5.06%	0
2009	8.167047	9.260280	13.39%	0
2008*	10.000000	8.167047	-18.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2017	10.389239	10.451261	0.60%	0
2016	10.234534	10.389239	1.51%	0
2015	10.699338	10.234534	-4.34%	0
2014	10.570281	10.699338	1.22%	0
2013	11.184555	10.570281	-5.49%	0
2012	10.773921	11.184555	3.81%	0
2011	10.489114	10.773921	2.72%	0
2010	10.168832	10.489114	3.15%	0
2009	9.701724	10.168832	4.81%	0
2008*	10.000000	9.701724	-2.98%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.151704	10.191043	0.39%	0
2016	10.033003	10.151704	1.18%	0
2015	10.505615	10.033003	-4.50%	0
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
2010	10.128294	10.420132	2.88%	0
2009	9.680228	10.128294	4.63%	0
2008*	10.000000	9.680228	-3.20%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.865709	10.864606	-0.01%	0
2016	10.912150	10.865709	-0.43%	0
2015	11.384449	10.912150	-4.15%	0
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
2010	10.866539	11.319553	4.17%	0
2009	9.685970	10.866539	12.19%	0
2008*	10.000000	9.685970	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	14.151516	19.258366	36.09%	0
2016	13.664095	14.151516	3.57%	0
2015	16.930611	13.664095	-19.29%	0
2014	18.640457	16.930611	-9.17%	0
2013	19.264119	18.640457	-3.24%	0
2012	17.091659	19.264119	12.71%	0
2011	22.917118	17.091659	-25.42%	0
2010	20.519067	22.917118	11.69%	0
2009	13.058005	20.519067	57.14%	0
2008	32.218891	13.058005	-59.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.280127	9.128716	-1.63%	0
2016	9.559804	9.280127	-2.93%	0
2015	9.932795	9.559804	-3.76%	0
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.082244	6.853192	-3.23%	0
2016	7.349227	7.082244	-3.63%	0
2015	7.627637	7.349227	-3.65%	0
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	6.881615	8.426672	22.45%	0
2016	7.096606	6.881615	-3.03%	0
2015	7.610680	7.096606	-6.75%	0
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
2010	6.700997	7.296233	8.88%	0
2009	5.372593	6.700997	24.73%	0
2008*	10.000000	5.372593	-46.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	15.325286	17.489276	14.12%	0
2016	14.528590	15.325286	5.48%	0
2015	15.231075	14.528590	-4.61%	0
2014	15.057435	15.231075	1.15%	0
2013	12.281227	15.057435	22.61%	0
2012	10.998413	12.281227	11.66%	0
2011	11.881425	10.998413	-7.43%	0
2010	10.757412	11.881425	10.45%	0
2009	8.777105	10.757412	22.56%	0
2008	14.425009	8.777105	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.354012	14.300330	7.09%	0
2016	13.036772	13.354012	2.43%	0
2015	13.554204	13.036772	-3.82%	0
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
2010	11.354906	12.014433	5.81%	0
2009*	10.000000	11.354906	13.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	15.405523	17.043259	10.63%	0
2016	14.838980	15.405523	3.82%	0
2015	15.483539	14.838980	-4.16%	0
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
2010	11.905432	12.851239	7.94%	0
2009*	10.000000	11.905432	19.05%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.130564	10.316555	1.84%	0
2016	10.083314	10.130564	0.47%	0
2015	10.437690	10.083314	-3.40%	0
2014	10.427436	10.437690	0.10%	0
2013	10.323642	10.427436	1.01%	0
2012	10.188400	10.323642	1.33%	0
2011	10.272304	10.188400	-0.82%	0
2010	10.068080	10.272304	2.03%	0
2009	9.579200	10.068080	5.10%	0
2008	10.579344	9.579200	-9.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	13.037424	14.186979	8.82%	0
2016	12.627872	13.037424	3.24%	0
2015	13.150321	12.627872	-3.97%	0
2014	12.976179	13.150321	1.34%	0
2013	11.547539	12.976179	12.37%	0
2012	10.816542	11.547539	6.76%	0
2011	11.229956	10.816542	-3.68%	0
2010	10.508263	11.229956	6.87%	0
2009	9.154540	10.508263	14.79%	0
2008	12.371392	9.154540	-26.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	14.446699	16.242864	12.43%	0
2016	13.820195	14.446699	4.53%	0
2015	14.449267	13.820195	-4.35%	0
2014	14.288379	14.449267	1.13%	0
2013	12.117773	14.288379	17.91%	0
2012	11.056469	12.117773	9.60%	0
2011	11.723814	11.056469	-5.69%	0
2010	10.783596	11.723814	8.72%	0
2009	8.997415	10.783596	19.85%	0
2008	13.611740	8.997415	-33.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	11.691187	12.303415	5.24%	0
2016	11.478199	11.691187	1.86%	0
2015	11.916699	11.478199	-3.68%	0
2014	11.808482	11.916699	0.92%	0
2013	11.091686	11.808482	6.46%	0
2012	10.656148	11.091686	4.09%	0
2011	10.835391	10.656148	-1.65%	0
2010	10.363091	10.835391	4.56%	0
2009	9.388537	10.363091	10.38%	0
2008	11.469988	9.388537	-18.15%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2017	20.085879	24.641670	22.68%	0
2016	20.113973	20.085879	-0.14%	0
2015	19.864247	20.113973	1.26%	0
2014	18.949258	19.864247	4.83%	0
2013	14.386403	18.949258	31.72%	0
2012	12.581629	14.386403	14.34%	0
2011	13.355602	12.581629	-5.80%	0
2010	12.740097	13.355602	4.83%	0
2009*	10.000000	12.740097	27.40%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	19.688316	24.107578	22.45%	0
2016	19.774633	19.688316	-0.44%	0
2015	19.579515	19.774633	1.00%	0
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
2010	12.718628	13.298420	4.56%	0
2009*	10.000000	12.718628	27.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	22.209965	24.778833	11.57%	0
2016	19.161028	22.209965	15.91%	0
2015	20.404063	19.161028	-6.09%	0
2014	19.353860	20.404063	5.43%	0
2013	15.097220	19.353860	28.19%	0
2012	13.339611	15.097220	13.18%	0
2011	14.205453	13.339611	-6.10%	0
2010	11.682068	14.205453	21.60%	0
2009	8.865913	11.682068	31.76%	0
2008	14.483952	8.865913	-38.79%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2017	21.628240	24.087162	11.37%	0
2016	18.702083	21.628240	15.65%	0
2015	19.964023	18.702083	-6.32%	0
2014	18.978871	19.964023	5.19%	0
2013	14.831594	18.978871	27.96%	0
2012	13.127039	14.831594	12.99%	0
2011	13.998329	13.127039	-6.22%	0
2010	11.542486	13.998329	21.28%	0
2009	8.776321	11.542486	31.52%	0
2008	14.371780	8.776321	-38.93%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.304387	10.045743	20.97%	0
2016	8.836553	8.304387	-6.02%	0
2015	9.231840	8.836553	-4.28%	0
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2017	8.229700	9.748295	18.45%	0
2016	8.116503	8.229700	1.39%	0
2015	8.878690	8.116503	-8.58%	0
2014*	10.000000	8.878690	-11.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.176066	9.654043	18.08%	0
2016	8.082352	8.176066	1.16%	0
2015	8.862464	8.082352	-8.80%	0
2014*	10.000000	8.862464	-11.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.035751	15.063296	25.15%	0
2016	12.246681	12.035751	-1.72%	0
2015	12.324911	12.246681	-0.63%	0
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.171403	13.412944	10.20%	0
2016	10.884643	12.171403	11.82%	0
2015	11.699143	10.884643	-6.96%	0
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.116576	14.889207	22.88%	0
2016	11.856317	12.116576	2.20%	0
2015	12.348264	11.856317	-3.98%	0
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
2010	7.466640	9.098651	21.86%	0
2009	6.116036	7.466640	22.08%	0
2008*	10.000000	6.116036	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	15.748164	17.275184	9.70%	0
2016	13.897757	15.748164	13.31%	0
2015	14.852953	13.897757	-6.43%	0
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
2010	8.286431	9.551729	15.27%	0
2009	6.591839	8.286431	25.71%	0
2008*	10.000000	6.591839	-34.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	13.731383	16.492965	20.11%	0
2016	13.187429	13.731383	4.12%	0
2015	13.614984	13.187429	-3.14%	0
2014	13.781039	13.614984	-1.20%	0
2013	9.935793	13.781039	38.70%	0
2012	9.119114	9.935793	8.96%	0
2011	9.546122	9.119114	-4.47%	0
2010	7.919270	9.546122	20.54%	0
2009	6.462387	7.919270	22.54%	0
2008	12.546713	6.462387	-48.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	20.580845	21.629227	5.09%	0
2016	16.959901	20.580845	21.35%	0
2015	18.730650	16.959901	-9.45%	0
2014	18.164676	18.730650	3.12%	0
2013	13.427438	18.164676	35.28%	0
2012	11.571368	13.427438	16.04%	0
2011	12.650413	11.571368	-8.53%	0
2010	10.370178	12.650413	21.99%	0
2009	8.527595	10.370178	21.61%	0
2008	13.045968	8.527595	-34.63%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	19.932913	20.888725	4.80%	0
2016	16.467628	19.932913	21.04%	0
2015	18.238754	16.467628	-9.71%	0
2014	17.730199	18.238754	2.87%	0
2013	13.141519	17.730199	34.92%	0
2012	11.338201	13.141519	15.90%	0
2011	12.445676	11.338201	-8.90%	0
2010	10.212844	12.445676	21.86%	0
2009	8.421901	10.212844	21.27%	0
2008	12.912454	8.421901	-34.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	20.296982	22.196278	9.36%	0
2016	17.148165	20.296982	18.36%	0
2015	18.093796	17.148165	-5.23%	0
2014	18.627539	18.093796	-2.87%	0
2013	13.720128	18.627539	35.77%	0
2012	12.329652	13.720128	11.28%	0
2011	13.549112	12.329652	-9.00%	0
2010	11.220756	13.549112	20.75%	0
2009	8.645640	11.220756	29.79%	0
2008	14.518432	8.645640	-40.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	19.633236	21.415867	9.08%	0
2016	16.626453	19.633236	18.08%	0
2015	17.589785	16.626453	-5.48%	0
2014	18.155332	17.589785	-3.12%	0
2013	13.406177	18.155332	35.43%	0
2012	12.076367	13.406177	11.01%	0
2011	13.305151	12.076367	-9.24%	0
2010	11.048713	13.305151	20.42%	0
2009	8.530334	11.048713	29.52%	0
2008	14.363254	8.530334	-40.61%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	12.122798	14.046704	15.87%	0
2016	11.317817	12.122798	7.11%	0
2015	11.669380	11.317817	-3.01%	0
2014	10.831538	11.669380	7.74%	0
2013	8.595178	10.831538	26.02%	0
2012	7.836417	8.595178	9.68%	0
2011	8.102036	7.836417	-3.28%	0
2010	7.426660	8.102036	9.09%	0
2009	6.139095	7.426660	20.97%	0
2008	10.913529	6.139095	-43.75%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.329250	11.587668	2.28%	0
2016	10.969672	11.329250	3.28%	0
2015	12.068432	10.969672	-9.10%	0
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
2010	6.908981	8.642414	25.09%	0
2009	5.494413	6.908981	25.75%	0
2008*	10.000000	5.494413	-45.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.516904	8.336478	-2.12%	0
2016	8.623771	8.516904	-1.24%	0
2015	8.981128	8.623771	-3.98%	0
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
2010	10.010345	9.878377	-1.32%	0
2009	9.699875	10.010345	3.20%	0
2008*	10.000000	9.699875	-3.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	11.698883	13.834338	18.25%	0
2016	12.007015	11.698883	-2.57%	0
2015	12.968265	12.007015	-7.41%	0
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
2010	12.715093	13.028818	2.47%	0
2009*	10.000000	12.715093	27.15%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	16.238134	18.531026	14.12%	0
2016	15.338786	16.238134	5.86%	0
2015	15.994044	15.338786	-4.10%	0
2014	15.038594	15.994044	6.35%	0
2013	11.342675	15.038594	32.58%	0
2012	10.608627	11.342675	6.92%	0
2011	11.359662	10.608627	-6.61%	0
2010	9.596302	11.359662	18.38%	0
2009	7.578283	9.596302	26.63%	0
2008	12.989598	7.578283	-41.66%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2017	17.469319	23.006143	31.69%	0
2016	18.114473	17.469319	-3.56%	0
2015	18.087396	18.114473	0.15%	0
2014	18.352000	18.087396	-1.44%	0
2013	14.961324	18.352000	22.66%	0
2012	12.806093	14.961324	16.83%	0
2011	14.491963	12.806093	-11.63%	0
2010	12.969768	14.491963	11.74%	0
2009	9.630801	12.969768	34.67%	0
2008	16.713305	9.630801	-42.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	16.911809	22.215603	31.36%	0
2016	17.578364	16.911809	-3.79%	0
2015	17.598093	17.578364	-0.11%	0
2014	17.896876	17.598093	-1.67%	0
2013	14.626586	17.896876	22.36%	0
2012	12.552109	14.626586	16.53%	0
2011	14.241312	12.552109	-11.86%	0
2010	12.774309	14.241312	11.48%	0
2009	9.514080	12.774309	34.27%	0
2008	16.550152	9.514080	-42.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2017	9.319618	9.543709	2.40%	0
2016	9.078573	9.319618	2.66%	0
2015	9.640489	9.078573	-5.83%	0
2014	9.729528	9.640489	-0.92%	0
2013	10.111541	9.729528	-3.78%	0
2012*	10.000000	10.111541	1.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	11.600981	11.853523	2.18%	0
2016	11.329403	11.600981	2.40%	0
2015	12.059182	11.329403	-6.05%	0
2014	12.211769	12.059182	-1.25%	0
2013	12.721108	12.211769	-4.00%	0
2012	11.669679	12.721108	9.01%	0
2011	12.032512	11.669679	-3.02%	0
2010	10.880767	12.032512	10.59%	0
2009	9.537177	10.880767	14.09%	0
2008	11.575303	9.537177	-17.61%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.278541	10.086980	21.84%	0
2016	8.831087	8.278541	-6.26%	0
2015	8.889580	8.831087	-0.66%	0
2014*	10.000000	8.889580	-11.10%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	16.203495	18.211408	12.39%	0
2016	15.108480	16.203495	7.25%	0
2015	15.208355	15.108480	-0.66%	0
2014	14.297439	15.208355	6.37%	0
2013	11.289443	14.297439	26.64%	0
2012	10.048971	11.289443	12.34%	0
2011	10.461772	10.048971	-3.95%	0
2010	9.374198	10.461772	11.60%	0
2009	7.601438	9.374198	23.32%	0
2008	12.855694	7.601438	-40.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2017	21.825668	24.008695	10.00%	0
2016	19.186188	21.825668	13.76%	0
2015	21.161573	19.186188	-9.33%	0
2014	19.621635	21.161573	7.85%	0
2013	14.441097	19.621635	35.87%	0
2012	12.704255	14.441097	13.67%	0
2011	13.482920	12.704255	-5.78%	0
2010	11.339108	13.482920	18.91%	0
2009	8.578157	11.339108	32.19%	0
2008	14.321886	8.578157	-40.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	13.905094	15.262924	9.76%	0
2016	12.263082	13.905094	13.39%	0
2015	13.553708	12.263082	-9.52%	0
2014	12.598801	13.553708	7.58%	0
2013	9.298359	12.598801	35.49%	0
2012	8.202075	9.298359	13.37%	0
2011	8.720004	8.202075	-5.94%	0
2010	7.354360	8.720004	18.57%	0
2009	5.576358	7.354360	31.88%	0
2008	9.336317	5.576358	-40.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.795733	10.362319	5.78%	0
2016	8.979339	9.795733	9.09%	0
2015	9.545273	8.979339	-5.93%	0
2014*	10.000000	9.545273	-4.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.211362	9.828869	6.70%	0
2016	9.289625	9.211362	-0.84%	0
2015	10.386841	9.289625	-10.56%	0
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
2010	10.697153	11.272679	5.38%	0
2009*	10.000000	10.697153	6.97%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.523479	9.291718	-2.43%	0
2016	9.755938	9.523479	-2.38%	0
2015	10.104429	9.755938	-3.45%	0
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
2010	10.775353	10.920445	1.35%	0
2009*	10.000000	10.775353	7.75%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.085805	10.86%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.227847	12.901605	26.14%	0
2016*	10.000000	10.227847	2.28%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	11.301026	13.784455	21.98%	0
2016	12.022988	11.301026	-6.00%	0
2015	12.461095	12.022988	-3.52%	0
2014	13.873651	12.461095	-10.18%	0
2013	11.242905	13.873651	23.40%	0
2012	9.571938	11.242905	17.46%	0
2011	11.959548	9.571938	-19.96%	0
2010	11.281097	11.959548	6.01%	0
2009	9.394428	11.281097	20.08%	0
2008	17.397758	9.394428	-46.00%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2017	19.502070	20.271492	3.95%	0
2016	15.874142	19.502070	22.85%	0
2015	17.205026	15.874142	-7.74%	0
2014	17.264044	17.205026	-0.34%	0
2013	12.834195	17.264044	34.52%	0
2012	11.338626	12.834195	13.19%	0
2011	12.351221	11.338626	-8.20%	0
2010	10.174828	12.351221	21.39%	0
2009	8.028737	10.174828	26.73%	0
2008	13.743263	8.028737	-41.58%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	6.922174	6.538739	-5.54%	0
2016	5.009040	6.922174	38.19%	0
2015	7.833322	5.009040	-36.05%	0
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.060562	6.688062	-5.28%	0
2016	5.098605	7.060562	38.48%	0
2015	7.951909	5.098605	-35.88%	0
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	19.979912	24.231421	21.28%	0
2016	19.243898	19.979912	3.82%	0
2015	20.565953	19.243898	-6.43%	0
2014	21.753850	20.565953	-5.46%	0
2013	15.028321	21.753850	44.75%	0
2012	14.460887	15.028321	3.92%	0
2011	15.730847	14.460887	-8.07%	0
2010	12.878273	15.730847	22.15%	0
2009*	10.000000	12.878273	28.78%	0

NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 21, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

	Statement of Operations	May 12, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 12, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS International Value Portfolio - Class B (ALVIVB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Kaufmann Fund II - Primary Shares (FVK2)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)

VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Asset Manager Portfolio - Service Class (FAMS)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Initial Class (FBP)

VIP Balanced Portfolio - Service Class (FBS)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Initial Class (FGIP)

VIP Growth & Income Portfolio - Service Class (FGIS)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Mid Cap Portfolio - Initial Class (FMCP)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Money Market Portfolio - Initial Class (FMMP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Portfolio - Service Class 2 (FV2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Value Portfolio - Service Class (FVS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Templeton Foreign Securities Fund - Class 1 (TIF)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI International Growth Fund - Series II Shares (AVIE2)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class II (MSVF2)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NVIT Real Estate Fund - Class II (NVRE2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VPS Growth and Income Portfolio - Class B (ALVGIB)
53,535 shares (cost $1,054,752)	$1,760,231
VPS International Value Portfolio - Class B (ALVIVB)
21,201 shares (cost $371,364)	342,404
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
23,280 shares (cost $1,007,309)	1,250,131
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
137,082 shares (cost $2,543,241)	2,944,524
Global Allocation V.I. Fund - Class III (MLVGA3)
102,054 shares (cost $1,451,901)	1,514,479
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
3,776 shares (cost $71,771)	84,779
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
10,605 shares (cost $162,804)	213,367
Stock Index Fund, Inc. - Initial Shares (DSIF)
10,477 shares (cost $397,898)	560,309
Stock Index Fund, Inc. - Service Shares (DSIFS)
40,270 shares (cost $1,742,622)	2,156,079
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2,062 shares (cost $62,323)	83,033
Floating-Rate Income Fund (ETVFR)
4,138 shares (cost $37,982)	38,358
Managed Tail Risk Fund II - Service Shares (FCA2S)
103,265 shares (cost $606,240)	541,109
High Income Bond Fund II - Service Shares (FHIBS)
301,172 shares (cost $2,019,192)	2,041,946
Kaufmann Fund II - Primary Shares (FVK2)
5,376 shares (cost $94,793)	103,008
Quality Bond Fund II - Primary Shares (FQB)
120,227 shares (cost $1,337,654)	1,328,507
Quality Bond Fund II - Service Shares (FQBS)
143,609 shares (cost $1,613,959)	1,581,136
Equity-Income Portfolio - Initial Class (FEIP)
355,845 shares (cost $7,186,512)	8,501,147
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
87,246 shares (cost $1,026,993)	1,254,597
High Income Portfolio - Initial Class (FHIP)
1,078,535 shares (cost $5,940,920)	5,878,013
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
55,430 shares (cost $880,700)	1,064,814
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
29,654 shares (cost $419,436)	565,497
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
22,462 shares (cost $333,545)	425,662
VIP Asset Manager Portfolio - Initial Class (FAMP)
127,062 shares (cost $1,919,120)	1,935,162
VIP Asset Manager Portfolio - Service Class (FAMS)
84,294 shares (cost $1,240,256)	1,272,004
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
46,885 shares (cost $646,121)	696,713
VIP Balanced Portfolio - Initial Class (FBP)
610,502 shares (cost $9,291,331)	11,453,024
VIP Balanced Portfolio - Service Class (FBS)
116,893 shares (cost $1,736,655)	2,180,050

VIP Balanced Portfolio - Service Class 2 (FB2)
65,147 shares (cost $1,029,133)	$1,194,153
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
92,553 shares (cost $1,142,841)	1,300,368
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
16,021 shares (cost $169,274)	228,779
VIP Equity-Income Portfolio - Service Class (FEIS)
323,404 shares (cost $6,370,176)	7,687,321
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
372,213 shares (cost $7,496,716)	8,680,014
VIP Growth & Income Portfolio - Initial Class (FGIP)
220,031 shares (cost $3,322,179)	4,996,905
VIP Growth & Income Portfolio - Service Class (FGIS)
238,787 shares (cost $3,567,554)	5,377,473
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
167,228 shares (cost $2,283,517)	3,715,809
VIP Growth Portfolio - Initial Class (FGP)
136,134 shares (cost $5,663,000)	10,080,758
VIP Growth Portfolio - Service Class (FGS)
123,376 shares (cost $5,279,809)	9,100,240
VIP Growth Portfolio - Service Class 2 (FG2)
100,100 shares (cost $4,476,786)	7,293,308
VIP High Income Portfolio - Service Class (FHIS)
479,806 shares (cost $2,580,692)	2,600,546
VIP High Income Portfolio - Service Class 2 (FHI2)
431,436 shares (cost $2,329,733)	2,273,667
VIP Index 500 Portfolio - Initial Class (FIP)
84,824 shares (cost $13,713,546)	23,002,566
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
627,036 shares (cost $8,127,256)	8,026,060
VIP Mid Cap Portfolio - Initial Class (FMCP)
67,520 shares (cost $2,129,081)	2,629,232
VIP Mid Cap Portfolio - Service Class (FMCS)
177,426 shares (cost $5,329,006)	6,848,625
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
349,620 shares (cost $10,713,374)	13,212,126
VIP Money Market Portfolio - Initial Class (FMMP)
3,167,532 shares (cost $3,167,532)	3,167,532
VIP Overseas Portfolio - Initial Class (FOP)
307,630 shares (cost $5,189,299)	7,035,487
VIP Overseas Portfolio - Service Class (FOS)
77,910 shares (cost $1,393,673)	1,774,011
VIP Overseas Portfolio - Service Class 2 (FO2)
103,572 shares (cost $1,959,088)	2,346,937
VIP Value Portfolio - Service Class 2 (FV2)
21,946 shares (cost $280,823)	354,432
VIP Value Strategies Portfolio - Service Class (FVSS)
7,757 shares (cost $96,480)	110,380
VIP Value Portfolio - Service Class (FVS)
15,944 shares (cost $194,688)	260,838
Rising Dividends Securities Fund - Class 1 (FTVRDI)
35,789 shares (cost $845,869)	1,045,392
Templeton Foreign Securities Fund - Class 1 (TIF)
6,278 shares (cost $75,025)	99,190
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
74,951 shares (cost $539,231)	553,887
VI American Franchise Fund - Series II Shares (ACEG2)
30,195 shares (cost $1,326,160)	1,835,868

VI Comstock Fund - Series II Shares (ACC2)
187,305 shares (cost $2,384,591)	$3,847,250
VI Core Equity Fund - Series I Shares (AVGI)
1,247 shares (cost $45,486)	45,807
VI Core Equity Fund - Series II Shares (AVCE2)
13,962 shares (cost $427,640)	505,153
VI International Growth Fund - Series II Shares (AVIE2)
3,914 shares (cost $93,829)	153,921
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
7,941 shares (cost $95,505)	114,431
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2,042 shares (cost $9,803)	11,476
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
27,102 shares (cost $147,942)	149,875
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
3,109 shares (cost $65,151)	73,334
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
62,413 shares (cost $1,066,835)	1,147,155
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
161,024 shares (cost $1,090,208)	1,447,602
New Discovery Series - Service Class (MNDSC)
64,953 shares (cost $1,058,295)	1,206,173
Value Series - Service Class (MVFSC)
121,237 shares (cost $2,266,370)	2,491,428
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
29,883 shares (cost $669,460)	830,739
Core Plus Fixed Income Portfolio - Class II (MSVF2)
20,110 shares (cost $214,359)	219,998
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
8,006 shares (cost $128,984)	133,614
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
148,703 shares (cost $3,433,877)	3,943,599
American Funds NVIT Bond Fund - Class II (GVABD2)
39,494 shares (cost $459,199)	454,176
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
52,437 shares (cost $1,358,516)	1,662,247
American Funds NVIT Growth Fund - Class II (GVAGR2)
28,809 shares (cost $1,977,776)	2,528,829
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
13,795 shares (cost $646,457)	772,090
Federated NVIT High Income Bond Fund - Class I (HIBF)
14,511 shares (cost $97,454)	95,625
NVIT Emerging Markets Fund - Class II (GEM2)
107,705 shares (cost $1,212,015)	1,455,094
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
8,129 shares (cost $82,992)	95,189
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
7,809 shares (cost $75,561)	91,127
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
617 shares (cost $8,614)	8,697
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
1,023 shares (cost $14,013)	14,401
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
127,188 shares (cost $1,348,280)	1,299,863
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
60,334 shares (cost $678,850)	683,580
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
56,556 shares (cost $580,460)	622,681

NVIT Cardinal Conservative Fund - Class II (NVCCN2)
27,262 shares (cost $289,416)	$276,979
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
165,022 shares (cost $1,863,678)	1,823,498
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
19,242 shares (cost $199,698)	188,768
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
33,867 shares (cost $377,269)	368,470
NVIT Core Bond Fund - Class I (NVCBD1)
765 shares (cost $8,463)	8,260
NVIT Core Bond Fund - Class II (NVCBD2)
33,518 shares (cost $368,229)	360,653
NVIT Core Plus Bond Fund - Class II (NVLCP2)
32,384 shares (cost $369,912)	364,324
NVIT Nationwide Fund - Class II (TRF2)
2,038 shares (cost $18,558)	38,799
NVIT Government Bond Fund - Class I (GBF)
386,206 shares (cost $4,387,421)	4,136,265
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
241,004 shares (cost $2,689,557)	3,277,651
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
47,485 shares (cost $724,582)	764,989
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2,257 shares (cost $39,724)	41,921
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
468,295 shares (cost $4,820,056)	4,720,416
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,023,095 shares (cost $21,234,050)	26,340,698
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,027,992 shares (cost $10,850,529)	14,504,961
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
632,743 shares (cost $6,690,125)	7,194,287
NVIT Mid Cap Index Fund - Class I (MCIF)
16,680 shares (cost $382,219)	434,023
NVIT Mid Cap Index Fund - Class II (MCIF2)
114,487 shares (cost $2,441,456)	2,953,759
NVIT Money Market Fund - Class I (SAM)
12,529,735 shares (cost $12,529,735)	12,529,735
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2,037 shares (cost $23,397)	24,443
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2,949 shares (cost $32,968)	34,033
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
30,981 shares (cost $343,270)	355,356
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2,077 shares (cost $24,699)	28,025
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
234,428 shares (cost $2,342,676)	2,529,482
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
5,818 shares (cost $60,613)	68,769
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
29,268 shares (cost $310,511)	332,195
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
22,577 shares (cost $370,526)	407,965
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,243 shares (cost $70,427)	80,432
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
68,774 shares (cost $852,621)	1,028,862

NVIT Multi-Manager Small Company Fund - Class I (SCF)
12,218 shares (cost $228,169)	$276,606
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
57,779 shares (cost $1,078,227)	1,240,515
NVIT Short Term Bond Fund - Class II (NVSTB2)
11,085 shares (cost $115,002)	113,404
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,467,723 shares (cost $41,737,490)	48,564,788
NVIT Large Cap Growth Fund - Class II (NVOLG2)
1,853,511 shares (cost $31,472,922)	36,254,676
Templeton NVIT International Value Fund - Class III (NVTIV3)
433 shares (cost $5,750)	5,527
NVIT Real Estate Fund - Class II (NVRE2)
142,228 shares (cost $1,053,006)	907,414
Socially Responsive Portfolio - I Class Shares (AMSRS)
7,103 shares (cost $129,408)	181,906
International Growth Fund/VA- Service Shares (OVIGS)
24,758 shares (cost $59,680)	66,847
Global Securities Fund/VA - Non-Service Shares (OVGS)
5,997 shares (cost $244,174)	284,381
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
81,182 shares (cost $3,193,585)	3,805,830
Main Street Fund(R)/VA - Service Class (OVGIS)
131,183 shares (cost $3,054,341)	4,186,035
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
13,867 shares (cost $316,845)	357,634
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
18,602 shares (cost $433,863)	472,851
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
25,854 shares (cost $140,554)	132,631
Global Strategic Income Fund/VA - Service Shares (OVSBS)
565,954 shares (cost $3,057,593)	2,982,579
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
13,815 shares (cost $144,290)	147,408
Low Duration Portfolio - Advisor Class (PMVLAD)
70,148 shares (cost $729,407)	718,315
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
3,373 shares (cost $43,761)	44,327
VT Equity Income Fund: Class IB (PVEIB)
4,747 shares (cost $113,032)	126,699
VT Growth Opportunities Fund: Class IB (PVGOB)
37,252 shares (cost $288,551)	371,406
VT International Equity Fund: Class IB (PVTIGB)
2,829 shares (cost $31,973)	43,136
VT Small Cap Value Fund: Class IB (PVTSCB)
2,341 shares (cost $35,313)	37,932
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
13,922 shares (cost $264,931)	318,399
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
7,063 shares (cost $211,818)	167,617
Variable Insurance Portfolios - Asset Strategy (WRASP)
55,455 shares (cost $535,634)	519,495
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
10,746 shares (cost $96,695)	109,399

Total Investments	$402,362,916

Other Accounts Receivable	1,491
Accounts Receivable - Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	63

Accounts Receivable - VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)	$66
Accounts Receivable - Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	9
Accounts Receivable - Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	5
Accounts Receivable - NVIT Nationwide Fund - Class II (TRF2)	10
Accounts Receivable - NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	8
Accounts Receivable - Templeton NVIT International Value Fund - Class III (NVTIV3)	7
Accounts Receivable - VT International Equity Fund: Class IB (PVTIGB)	28
Accounts Payable - VIP Value Strategies Portfolio - Service Class (FVSS)	(56)
Accounts Payable - Templeton Foreign Securities Fund - Class 1 (TIF)	(30)
Accounts Payable - NVIT Core Bond Fund - Class I (NVCBD1)	(6)

$402,364,511

Contract Owners’ Equity:
Accumulation units	401,857,271
Contracts in payout (annuitization) period (note 1f)	507,240

Total Contract Owners’ Equity (note 5)	$402,364,511

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ALVGIB	ALVIVB	ALVPGB	ALVSVB	MLVGA3	DVMCSS	DVSCS
Reinvested dividends	$4,786,273	21,110	6,358	-	6,903	19,908	771	1,580
Mortality and expense risk charges (note 2)	(4,704,001)	(20,110)	(3,970)	(15,795)	(33,080)	(19,165)	(858)	(2,373)

Net investment income (loss)	82,272	1,000	2,388	(15,795)	(26,177)	743	(87)	(793)

Realized gain (loss) on investments	12,338,413	118,161	(15,349)	165,905	167,403	(51,423)	(562)	14,748
Change in unrealized gain (loss) on investments	37,161,660	10,055	81,747	86,498	27,129	234,999	9,850	(3,102)

Net gain (loss) on investments	49,500,073	128,216	66,398	252,403	194,532	183,576	9,288	11,646

Reinvested capital gains	12,963,625	146,233	-	76,122	140,532	17,521	1,413	10,339

Net increase (decrease) in contract owners’ equity resulting from operations	$62,545,970	275,449	68,786	312,730	308,887	201,840	10,614	21,192

Investment Activity:	DSIF	DSIFS	DSRG	ETVFR	FCA2S	FHIBS	FVK2	FQB
Reinvested dividends	$10,293	28,281	894	1,477	7,162	140,473	-	41,325
Mortality and expense risk charges (note 2)	(6,648)	(21,545)	(861)	(462)	(5,681)	(24,646)	(1,199)	(14,786)

Net investment income (loss)	3,645	6,736	33	1,015	1,481	115,827	(1,199)	26,539

Realized gain (loss) on investments	99,370	39,232	438	531	(7,158)	9,670	1,002	(4,120)
Change in unrealized gain (loss) on investments	(3,441)	251,469	4,715	(412)	53,511	(13,303)	13,256	17,406

Net gain (loss) on investments	95,929	290,701	5,153	119	46,353	(3,633)	14,258	13,286

Reinvested capital gains	15,706	44,515	5,140	-	-	-	10,760	-

Net increase (decrease) in contract owners’ equity resulting from operations	$115,280	341,952	10,326	1,134	47,834	112,194	23,819	39,825

Investment Activity:	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS	FAMG2	FAMP
Reinvested dividends	$79,097	141,315	15,459	314,660	12,864	6,427	4,247	35,512
Mortality and expense risk charges (note 2)	(27,595)	(120,143)	(14,745)	(85,603)	(15,455)	(5,421)	(4,008)	(27,134)

Net investment income (loss)	51,502	21,172	714	229,057	(2,591)	1,006	239	8,378

Realized gain (loss) on investments	(28,394)	282,269	195,554	289,990	118,015	30,393	6,132	35,128
Change in unrealized gain (loss) on investments	48,660	434,207	(321,514)	(186,550)	(89,154)	(15,050)	5,506	(31,651)

Net gain (loss) on investments	20,266	716,476	(125,960)	103,440	28,861	15,343	11,638	3,477

Reinvested capital gains	-	182,216	343,159	-	149,826	71,827	52,474	216,896

Net increase (decrease) in contract owners’ equity resulting from operations	$71,768	919,864	217,913	332,497	176,096	88,176	64,351	228,751

Investment Activity:	FAMS	FAM2	FBP	FBS	FB2	FDCA2	FDCAS	FEIS
Reinvested dividends	$22,528	10,941	163,192	29,660	15,728	7,676	1,622	120,687
Mortality and expense risk charges (note 2)	(13,069)	(6,614)	(158,402)	(21,293)	(16,109)	(14,780)	(2,034)	(78,036)

Net investment income (loss)	9,459	4,327	4,790	8,367	(381)	(7,104)	(412)	42,651

Realized gain (loss) on investments	63,624	1,272	219,657	57,766	196,418	115,986	3,979	(78,409)
Change in unrealized gain (loss) on investments	(66,589)	(1,198)	1,053,412	184,901	(26,898)	67,024	26,017	720,085

Net gain (loss) on investments	(2,965)	74	1,273,069	242,667	169,520	183,010	29,996	641,676

Reinvested capital gains	153,511	74,732	290,721	55,124	36,285	81,716	13,288	159,963

Net increase (decrease) in contract owners’ equity resulting from operations	$160,005	79,133	1,568,580	306,158	205,424	257,622	42,872	844,290

Investment Activity:	FEI2	FGIP	FGIS	FGI2	FGP	FGS	FG2	FHIS
Reinvested dividends	$126,717	60,370	60,193	38,586	20,682	10,823	5,940	139,102
Mortality and expense risk charges (note 2)	(98,911)	(66,962)	(50,954)	(39,283)	(133,201)	(85,424)	(75,975)	(27,650)

Net investment income (loss)	27,806	(6,592)	9,239	(697)	(112,519)	(74,601)	(70,035)	111,452

Realized gain (loss) on investments	475,162	219,961	263,242	121,170	625,092	652,035	379,393	167,319
Change in unrealized gain (loss) on investments	254,656	361,349	356,774	301,188	1,502,243	1,268,277	1,171,146	(112,928)

Net gain (loss) on investments	729,818	581,310	620,016	422,358	2,127,335	1,920,312	1,550,539	54,391

Reinvested capital gains	186,289	117,511	125,012	87,835	681,343	619,085	510,207	-

Net increase (decrease) in contract owners’ equity resulting from operations	$943,913	692,229	754,267	509,496	2,696,159	2,464,796	1,990,711	165,843

Investment Activity:	FHI2	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP
Reinvested dividends	$120,813	390,793	195,483	17,361	40,160	61,527	21,978	92,550
Mortality and expense risk charges (note 2)	(26,826)	(258,403)	(99,413)	(33,072)	(64,141)	(137,482)	(42,170)	(90,539)

Net investment income (loss)	93,987	132,390	96,070	(15,711)	(23,981)	(75,955)	(20,192)	2,011

Realized gain (loss) on investments	32,653	913,954	1,483	129,874	142,327	377,536	-	(14,992)
Change in unrealized gain (loss) on investments	12,044	2,926,962	115,490	215,992	752,984	1,322,518	-	1,621,805

Net gain (loss) on investments	44,697	3,840,916	116,973	345,866	895,311	1,700,054	-	1,606,813

Reinvested capital gains	-	69,747	39,284	114,923	296,855	598,478	-	6,042

Net increase (decrease) in contract owners’ equity resulting from operations	$138,684	4,043,053	252,327	445,078	1,168,185	2,222,577	(20,192)	1,614,866

Investment Activity:	FOS	FO2	FV2	FVSS	FVS	FTVRDI	TIF	FTVFA2
Reinvested dividends	$22,339	26,472	3,780	1,446	3,008	17,345	2,709	14,571
Mortality and expense risk charges (note 2)	(16,927)	(24,718)	(3,954)	(1,018)	(2,358)	(10,893)	(1,060)	(6,196)

Net investment income (loss)	5,412	1,754	(174)	428	650	6,452	1,649	8,375

Realized gain (loss) on investments	7,071	6,810	23,155	1,739	1,120	84,064	(745)	(5,135)
Change in unrealized gain (loss) on investments	402,155	562,471	13,972	(9,368)	24,518	51,059	13,193	28,200

Net gain (loss) on investments	409,226	569,281	37,127	(7,629)	25,638	135,123	12,448	23,065

Reinvested capital gains	1,573	2,060	9,661	24,219	6,901	35,886	-	22,462

Net increase (decrease) in contract owners’ equity resulting from operations	$416,211	573,095	46,614	17,018	33,189	177,461	14,097	53,902

Investment Activity:	ACEG2	ACC2	AVGI	AVCE2	AVIE2	AVMCCI	IVKMG1	IVKMG2
Reinvested dividends	$-	70,219	462	3,976	1,817	580	-	-
Mortality and expense risk charges (note 2)	(19,812)	(42,121)	(493)	(6,364)	(1,530)	(1,320)	(118)	(1,516)

Net investment income (loss)	(19,812)	28,098	(31)	(2,388)	287	(740)	(118)	(1,516)

Realized gain (loss) on investments	75,584	220,530	652	23,049	1,762	10,623	251	1,238
Change in unrealized gain (loss) on investments	194,174	150,298	2,052	9,778	25,286	2,828	1,290	15,566

Net gain (loss) on investments	269,758	370,828	2,704	32,827	27,048	13,451	1,541	16,804

Reinvested capital gains	140,161	153,835	2,317	25,892	-	2,244	685	9,060

Net increase (decrease) in contract owners’ equity resulting from operations	$390,107	552,761	4,990	56,331	27,335	14,955	2,108	24,348

Investment Activity:	LZREMS	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2
Reinvested dividends	$1,326	4,849	-	-	45,051	10,285	6,436	1,998
Mortality and expense risk charges (note 2)	(866)	(12,965)	(17,054)	(13,095)	(30,078)	(8,809)	(2,371)	(1,417)

Net investment income (loss)	460	(8,116)	(17,054)	(13,095)	14,973	1,476	4,065	581

Realized gain (loss) on investments	6,988	(13,178)	172,729	28,147	196,651	41,085	1,932	4,963
Change in unrealized gain (loss) on investments	9,061	223,899	79,184	218,443	54,863	138,963	4,327	(793)

Net gain (loss) on investments	16,049	210,721	251,913	246,590	251,514	180,048	6,259	4,170

Reinvested capital gains	-	60,593	89,052	22,768	104,352	750	-	4,729

Net increase (decrease) in contract owners’ equity resulting from operations	$16,509	263,198	323,911	256,263	370,839	182,274	10,324	9,480

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM2	NVIE6
Reinvested dividends	$39,175	6,593	11,076	7,861	9,656	5,399	12,189	1,970
Mortality and expense risk charges (note 2)	(38,415)	(6,492)	(18,184)	(28,433)	(7,438)	(1,371)	(14,480)	(1,488)

Net investment income (loss)	760	101	(7,108)	(20,572)	2,218	4,028	(2,291)	482

Realized gain (loss) on investments	171,391	(757)	174,582	351,683	9,645	(3,776)	5,857	8,498
Change in unrealized gain (loss) on investments	232,778	11,577	140,142	108,663	49,888	7,358	421,316	24,309

Net gain (loss) on investments	404,169	10,820	314,724	460,346	59,533	3,582	427,173	32,807

Reinvested capital gains	78,921	1,491	123,581	192,013	68,338	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$483,850	12,412	431,197	631,787	130,089	7,610	424,882	33,289

Investment Activity:	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$402	55	74	15,316	12,381	9,842	5,724	31,198
Mortality and expense risk charges (note 2)	(754)	(176)	(135)	(13,741)	(7,340)	(6,855)	(3,233)	(20,103)

Net investment income (loss)	(352)	(121)	(61)	1,575	5,041	2,987	2,491	11,095

Realized gain (loss) on investments	412	(268)	(131)	(1,755)	4,353	6,121	(3,787)	8,175
Change in unrealized gain (loss) on investments	13,324	1,159	1,129	121,204	29,922	32,662	10,080	86,262

Net gain (loss) on investments	13,736	891	998	119,449	34,275	38,783	6,293	94,437

Reinvested capital gains	1,747	1,557	1,235	82,580	30,876	39,180	5,999	106,759

Net increase (decrease) in contract owners’ equity resulting from operations	$15,131	2,327	2,172	203,604	70,192	80,950	14,783	212,291

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA
Reinvested dividends	$2,344	6,969	244	10,413	8,707	282	90,083	48,017
Mortality and expense risk charges (note 2)	(1,632)	(5,767)	(89)	(6,322)	(4,439)	(454)	(48,695)	(38,178)

Net investment income (loss)	712	1,202	155	4,091	4,268	(172)	41,388	9,839

Realized gain (loss) on investments	544	(8,635)	(3)	(3,279)	(18,154)	7,217	(86,288)	77,097
Change in unrealized gain (loss) on investments	9,518	28,325	97	18,936	22,689	(97)	90,842	172,063

Net gain (loss) on investments	10,062	19,690	94	15,657	4,535	7,120	4,554	249,160

Reinvested capital gains	12,961	15,279	-	-	-	-	-	227,499

Net increase (decrease) in contract owners’ equity resulting from operations	$23,735	36,171	249	19,748	8,803	6,948	45,942	486,498

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2
Reinvested dividends	$13,618	653	91,499	455,503	225,898	130,378	4,472	25,448
Mortality and expense risk charges (note 2)	(8,500)	(408)	(59,238)	(324,169)	(169,472)	(87,711)	(4,456)	(32,739)

Net investment income (loss)	5,118	245	32,261	131,334	56,426	42,667	16	(7,291)

Realized gain (loss) on investments	48,035	3,825	5,003	959,140	534,729	236,869	26,986	136,402
Change in unrealized gain (loss) on investments	(319)	(366)	76,753	295,858	533,624	(31,216)	2,242	79,993

Net gain (loss) on investments	47,716	3,459	81,756	1,254,998	1,068,353	205,653	29,228	216,395

Reinvested capital gains	17,635	964	97,817	1,539,873	898,527	296,299	25,037	173,628

Net increase (decrease) in contract owners’ equity resulting from operations	$70,469	4,668	211,834	2,926,205	2,023,306	544,619	54,281	382,732

Investment Activity:	SAM	NVMIG6	GVDIVI	GVDIV2	NVMLG2	NVMLV2	NVMMG2	NVMMV2
Reinvested dividends	$53,835	222	855	8,319	27	30,769	-	3,635
Mortality and expense risk charges (note 2)	(134,474)	(222)	(342)	(3,524)	(317)	(29,903)	(817)	(3,433)

Net investment income (loss)	(80,639)	-	513	4,795	(290)	866	(817)	202

Realized gain (loss) on investments	-	8	(26)	(2,675)	(1,401)	118,548	(2,918)	(2,762)
Change in unrealized gain (loss) on investments	-	4,088	5,618	64,224	7,779	58,650	17,665	24,568

Net gain (loss) on investments	-	4,096	5,592	61,549	6,378	177,198	14,747	21,806

Reinvested capital gains	-	-	-	-	1,151	138,806	3,322	17,277

Net increase (decrease) in contract owners’ equity resulting from operations	$(80,639)	4,096	6,105	66,344	7,239	316,870	17,252	39,285

Investment Activity:	SCGF2	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2
Reinvested dividends	$-	398	2,828	-	-	2,298	217,622	80,319
Mortality and expense risk charges (note 2)	(6,124)	(849)	(11,922)	(3,354)	(13,698)	(945)	(643,396)	(367,617)

Net investment income (loss)	(6,124)	(451)	(9,094)	(3,354)	(13,698)	1,353	(425,774)	(287,298)

Realized gain (loss) on investments	(32,199)	4,014	52,794	27,566	66,666	(970)	1,151,746	739,234
Change in unrealized gain (loss) on investments	140,368	(1,218)	(20,180)	(10,149)	(3,072)	(125)	8,774,991	6,620,557

Net gain (loss) on investments	108,169	2,796	32,614	17,417	63,594	(1,095)	9,926,737	7,359,791

Reinvested capital gains	3,524	3,692	48,644	23,108	83,023	-	1,096,087	825,975

Net increase (decrease) in contract owners’ equity resulting from operations	$105,569	6,037	72,164	37,171	132,919	258	10,597,050	7,898,468

Investment Activity:	NVTIV3	NVRE2	AMSRS	OVIGS	OVGS	OVGSS	OVGIS	OVSC
Reinvested dividends	$105	17,913	890	444	2,049	26,253	43,315	2,678
Mortality and expense risk charges (note 2)	(56)	(11,022)	(2,117)	(474)	(2,428)	(40,596)	(48,347)	(3,719)

Net investment income (loss)	49	6,891	(1,227)	(30)	(379)	(14,343)	(5,032)	(1,041)

Realized gain (loss) on investments	(68)	(100,093)	26,494	881	339	58,919	177,561	24,644
Change in unrealized gain (loss) on investments	1,016	128,035	1,956	9,798	66,674	1,022,491	348,474	459

Net gain (loss) on investments	948	27,942	28,450	10,679	67,013	1,081,410	526,035	25,103

Reinvested capital gains	-	15,973	6,405	-	-	-	71,043	16,441

Net increase (decrease) in contract owners’ equity resulting from operations	$997	50,806	33,628	10,649	66,634	1,067,067	592,046	40,503

Investment Activity:	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PMVEBD	PVEIB	PVGOB
Reinvested dividends	$2,770	3,063	61,890	2,135	12,622	2,237	-	464
Mortality and expense risk charges (note 2)	(5,620)	(1,386)	(34,772)	(1,547)	(10,876)	(625)	(867)	(5,160)

Net investment income (loss)	(2,850)	1,677	27,118	588	1,746	1,612	(867)	(4,696)

Realized gain (loss) on investments	(4,463)	(971)	(17,636)	(3,237)	(18,649)	(53)	333	45,807
Change in unrealized gain (loss) on investments	37,705	5,978	139,345	15,540	19,701	2,073	13,667	78,209

Net gain (loss) on investments	33,242	5,007	121,709	12,303	1,052	2,020	14,000	124,016

Reinvested capital gains	23,097	-	-	-	-	-	-	5,981

Net increase (decrease) in contract owners’ equity resulting from operations	$53,489	6,684	148,827	12,891	2,798	3,632	13,133	125,301

Investment Activity:	PVTIGB	PVTSCB	VWHAS	VWHA	WRASP	WFVSCG	PVGIB
Reinvested dividends	$2,186	278	-	-	7,954	-	2,564
Mortality and expense risk charges (note 2)	(894)	(422)	(3,093)	(1,797)	(5,524)	(1,237)	(499)

Net investment income (loss)	1,292	(144)	(3,093)	(1,797)	2,430	(1,237)	2,065

Realized gain (loss) on investments	6,057	(290)	10,644	(5,425)	(61,478)	(3,151)	10,370
Change in unrealized gain (loss) on investments	11,888	1,291	(20,987)	727	141,453	24,926	(20,742)

Net gain (loss) on investments	17,945	1,001	(10,343)	(4,698)	79,975	21,775	(10,372)

Reinvested capital gains	-	1,581	-	-	-	3,056	13,813

Net increase (decrease) in contract owners’ equity resulting from operations	$19,237	2,438	(13,436)	(6,495)	82,405	23,594	5,506

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ALVGIB		ALVIVB		ALVPGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$82,272	607,643	1,000	(6,268)	2,388	(583)	(15,795)	(10,219)
Realized gain (loss) on investments	12,338,413	7,804,903	118,161	138,331	(15,349)	(50,964)	165,905	53,990
Change in unrealized gain (loss) on investments	37,161,660	(18,620,450)	10,055	(84,904)	81,747	43,545	86,498	(136,263)
Reinvested capital gains	12,963,625	32,763,541	146,233	109,019	-	-	76,122	103,417

Net increase (decrease) in contract owners’ equity resulting from operations	62,545,970	22,555,637	275,449	156,178	68,786	(8,002)	312,730	10,925

Equity transactions:
Purchase payments received from contract owners (note 3)	8,013,742	5,298,006	8,019	51,710	-	-	48,344	50,309
Transfers between funds	-	-	(57,229)	(31,589)	(1,788)	(40,000)	158,746	182,151
Redemptions (note 3)	(58,277,533)	(55,004,418)	(229,633)	(334,728)	(25,518)	(16,474)	(215,765)	(142,237)
Annuity benefits	(128,483)	(130,495)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(23,510)	(25,099)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,450)	(5,838)	-	-	-	-	-	(9)
Adjustments to maintain reserves	12,693	76,059	(131)	(165)	(87)	2	(84)	(81)

Net equity transactions	(50,412,541)	(49,791,785)	(278,974)	(314,772)	(27,393)	(56,472)	(8,759)	90,133

Net change in contract owners’ equity	12,133,429	(27,236,148)	(3,525)	(158,594)	41,393	(64,474)	303,971	101,058
Contract owners’ equity beginning of period	390,231,082	417,467,230	1,763,718	1,922,312	301,032	365,506	946,130	845,072

Contract owners’ equity end of period	$402,364,511	390,231,082	1,760,193	1,763,718	342,425	301,032	1,250,101	946,130

CHANGES IN UNITS:
Beginning units	19,231,820	21,820,838	82,758	99,036	18,176	21,773	48,231	43,631
Units purchased	1,734,565	1,415,639	3,853	4,475	1,122	-	14,583	12,715
Units redeemed	(4,049,254)	(4,004,657)	(16,575)	(20,753)	(2,710)	(3,597)	(12,801)	(8,115)

Ending units	16,917,131	19,231,820	70,036	82,758	16,588	18,176	50,013	48,231

	ALVSVB		MLVGA3		DVMCSS		DVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(26,177)	(23,281)	743	(896)	(87)	(167)	(793)	(345)
Realized gain (loss) on investments	167,403	267,629	(51,423)	(86,202)	(562)	(1,088)	14,748	33,807
Change in unrealized gain (loss) on investments	27,129	186,933	234,999	147,778	9,850	6,542	(3,102)	(6,123)
Reinvested capital gains	140,532	170,047	17,521	-	1,413	5,657	10,339	20,045

Net increase (decrease) in contract owners’ equity resulting from operations	308,887	601,328	201,840	60,680	10,614	10,944	21,192	47,384

Equity transactions:
Purchase payments received from contract owners (note 3)	28,798	34,404	11,758	1,608	960	960	9	10
Transfers between funds	(111,663)	17,835	17,796	(98,461)	(12,500)	-	(16,892)	(26,926)
Redemptions (note 3)	(261,581)	(579,305)	(501,839)	(394,487)	(3,574)	(3,325)	(25,477)	(27,671)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(143)	-	(2)	-	-	-	-	-
Adjustments to maintain reserves	(283)	(96)	(50)	(89)	4	(20)	(62)	58

Net equity transactions	(344,872)	(527,162)	(472,337)	(491,429)	(15,110)	(2,385)	(42,422)	(54,529)

Net change in contract owners’ equity	(35,985)	74,166	(270,497)	(430,749)	(4,496)	8,559	(21,230)	(7,145)
Contract owners’ equity beginning of period	2,980,413	2,906,247	1,784,930	2,215,679	89,273	80,714	234,572	241,717

Contract owners’ equity end of period	$2,944,428	2,980,413	1,514,433	1,784,930	84,777	89,273	213,342	234,572

CHANGES IN UNITS:
Beginning units	84,356	101,663	114,523	146,175	7,442	7,670	7,087	9,079
Units purchased	3,205	2,933	1,820	21,648	76	88	146	23
Units redeemed	(13,075)	(20,240)	(29,703)	(53,300)	(1,314)	(316)	(1,432)	(2,015)

Ending units	74,486	84,356	86,640	114,523	6,204	7,442	5,801	7,087

	DSIF		DSIFS		DSRG		ETVFR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,645	5,499	6,736	10,559	33	167	1,015	813
Realized gain (loss) on investments	99,370	37,380	39,232	129,129	438	853	531	423
Change in unrealized gain (loss) on investments	(3,441)	(7,095)	251,469	(37,433)	4,715	(1,769)	(412)	1,295
Reinvested capital gains	15,706	21,329	44,515	59,846	5,140	7,064	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	115,280	57,113	341,952	162,101	10,326	6,315	1,134	2,531

Equity transactions:
Purchase payments received from contract owners (note 3)	2,178	1,830	4,192	5,944	-	-	-	6,751
Transfers between funds	36,400	(14,625)	191,921	90,057	-	-	(20,702)	59,034
Redemptions (note 3)	(191,832)	(80,996)	(66,857)	(298,010)	(946)	(4,858)	(4,593)	(22,404)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(22)	(54)	(105)	(79)	36	(10)	(22)	3

Net equity transactions	(153,276)	(93,845)	129,151	(202,088)	(910)	(4,868)	(25,317)	43,384

Net change in contract owners’ equity	(37,996)	(36,732)	471,103	(39,987)	9,416	1,447	(24,183)	45,915
Contract owners’ equity beginning of period	598,298	635,030	1,684,953	1,724,940	73,680	72,233	62,534	16,619

Contract owners’ equity end of period	$560,302	598,298	2,156,056	1,684,953	83,096	73,680	38,351	62,534

CHANGES IN UNITS:
Beginning units	24,961	29,347	64,894	72,979	3,569	3,820	5,961	1,710
Units purchased	2,179	132	8,908	10,637	-	-	27	8,184
Units redeemed	(7,637)	(4,518)	(4,456)	(18,722)	(40)	(251)	(2,417)	(3,933)

Ending units	19,503	24,961	69,346	64,894	3,529	3,569	3,571	5,961

	FCA2S		FHIBS		FVK2		FQB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,481	2,666	115,827	114,143	(1,199)	(1,203)	26,539	34,147
Realized gain (loss) on investments	(7,158)	(24,549)	9,670	(7,337)	1,002	2,629	(4,120)	23,726
Change in unrealized gain (loss) on investments	53,511	(12,947)	(13,303)	180,872	13,256	(9,909)	17,406	(21,126)
Reinvested capital gains	-	-	-	-	10,760	7,572	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,834	(34,830)	112,194	287,678	23,819	(911)	39,825	36,747

Equity transactions:
Purchase payments received from contract owners (note 3)	3,209	3,980	14,012	10,014	-	29,601	305,142	2,781
Transfers between funds	2,951	(31,819)	(178,513)	8,242	(3,113)	(47,035)	74,499	(108,960)
Redemptions (note 3)	(34,633)	(77,320)	(202,138)	(328,371)	(12,707)	(20,553)	(348,103)	(142,397)
Annuity benefits	-	-	(552)	(516)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	(2)	-	-	-	-	-	-
Adjustments to maintain reserves	(69)	(44)	37	(217)	(31)	(5)	(29)	(6)

Net equity transactions	(28,546)	(105,205)	(367,154)	(310,848)	(15,851)	(37,992)	31,509	(248,582)

Net change in contract owners’ equity	19,288	(140,035)	(254,960)	(23,170)	7,968	(38,903)	71,334	(211,835)
Contract owners’ equity beginning of period	521,801	661,836	2,296,968	2,320,138	95,052	133,955	1,257,174	1,469,009

Contract owners’ equity end of period	$541,089	521,801	2,042,008	2,296,968	103,020	95,052	1,328,508	1,257,174

CHANGES IN UNITS:
Beginning units	45,424	54,483	92,115	105,531	5,224	7,514	77,840	93,418
Units purchased	525	757	1,438	1,721	-	1,796	29,639	1,253
Units redeemed	(2,925)	(9,816)	(15,815)	(15,137)	(750)	(4,086)	(27,999)	(16,831)

Ending units	43,024	45,424	77,738	92,115	4,474	5,224	79,480	77,840

	FQBS		FEIP		FVSS2		FHIP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$51,502	71,325	21,172	74,910	714	(4,917)	229,057	243,315
Realized gain (loss) on investments	(28,394)	(11)	282,269	(182,140)	195,554	169,643	289,990	186,029
Change in unrealized gain (loss) on investments	48,660	7,060	434,207	873,379	(321,514)	(48,266)	(186,550)	349,208
Reinvested capital gains	-	-	182,216	553,926	343,159	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,768	78,374	919,864	1,320,075	217,913	116,460	332,497	778,552

Equity transactions:
Purchase payments received from contract owners (note 3)	32,158	15,291	141,896	87,376	3,095	8,882	39,076	14,741
Transfers between funds	(78,126)	(26,003)	(329,313)	(114,527)	(206,656)	(87,684)	(28,213)	(28,404)
Redemptions (note 3)	(1,324,544)	(358,963)	(1,277,733)	(818,195)	(217,705)	(206,640)	(898,848)	(582,876)
Annuity benefits	-	-	(4,631)	(4,104)	(1,014)	(893)	(1,639)	(1,511)
Contract maintenance charges (note 2)	-	-	(1,495)	(1,726)	-	-	(1,056)	(1,105)
Contingent deferred sales charges (note 2)	-	(6)	(105)	(416)	(7)	(15)	(1,421)	(65)
Adjustments to maintain reserves	(97)	(110)	(148)	(45)	(225)	(23)	245	292

Net equity transactions	(1,370,609)	(369,791)	(1,471,529)	(851,637)	(422,512)	(286,373)	(891,856)	(598,928)

Net change in contract owners’ equity	(1,298,841)	(291,417)	(551,665)	468,438	(204,599)	(169,913)	(559,359)	179,624
Contract owners’ equity beginning of period	2,879,983	3,171,400	9,052,754	8,584,316	1,459,120	1,629,033	6,437,399	6,257,775

Contract owners’ equity end of period	$1,581,142	2,879,983	8,501,089	9,052,754	1,254,521	1,459,120	5,878,040	6,437,399

CHANGES IN UNITS:
Beginning units	183,562	207,106	316,487	348,971	62,029	74,615	343,791	377,558
Units purchased	5,141	8,214	6,726	4,281	357	1,246	13,824	982
Units redeemed	(90,310)	(31,758)	(56,811)	(36,765)	(17,330)	(13,832)	(60,860)	(34,749)

Ending units	98,393	183,562	266,402	316,487	45,056	62,029	296,755	343,791

	FAMGP		FAMGS		FAMG2		FAMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,591)	(627)	1,006	1,706	239	867	8,378	468
Realized gain (loss) on investments	118,015	23,875	30,393	22,108	6,132	2,045	35,128	80,613
Change in unrealized gain (loss) on investments	(89,154)	(30,273)	(15,050)	(26,139)	5,506	(4,040)	(31,651)	(142,824)
Reinvested capital gains	149,826	17,327	71,827	8,685	52,474	5,566	216,896	88,287

Net increase (decrease) in contract owners’ equity resulting from operations	176,096	10,302	88,176	6,360	64,351	4,438	228,751	26,544

Equity transactions:
Purchase payments received from contract owners (note 3)	68,799	1,901	-	-	590	-	833	2,214
Transfers between funds	88,335	(3,779)	8	1,286	(2,597)	-	(104,173)	(118,562)
Redemptions (note 3)	(414,121)	(117,465)	(90,027)	(62,178)	(27,576)	(8,764)	(121,213)	(153,383)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(307)	(294)	-	-	-	-	(235)	(251)
Contingent deferred sales charges (note 2)	-	(17)	-	(153)	-	-	-	(50)
Adjustments to maintain reserves	(58)	(28)	(24)	(48)	(35)	(38)	(32)	(35)

Net equity transactions	(257,352)	(119,682)	(90,043)	(61,093)	(29,618)	(8,802)	(224,820)	(270,067)

Net change in contract owners’ equity	(81,256)	(109,380)	(1,867)	(54,733)	34,733	(4,364)	3,931	(243,523)
Contract owners’ equity beginning of period	1,146,073	1,255,453	567,386	622,119	390,894	395,258	1,931,202	2,174,725

Contract owners’ equity end of period	$1,064,817	1,146,073	565,519	567,386	425,627	390,894	1,935,133	1,931,202

CHANGES IN UNITS:
Beginning units	54,615	60,464	31,924	35,452	28,546	29,199	86,285	98,691
Units purchased	6,822	130	8	72	42	-	294	566
Units redeemed	(18,073)	(5,979)	(4,776)	(3,600)	(2,115)	(653)	(9,700)	(12,972)

Ending units	43,364	54,615	27,156	31,924	26,473	28,546	76,879	86,285

	FAMS		FAM2		FBP		FBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,459	5,168	4,327	1,560	4,790	(11,094)	8,367	5,625
Realized gain (loss) on investments	63,624	5,224	1,272	4,178	219,657	99,601	57,766	8,617
Change in unrealized gain (loss) on investments	(66,589)	(45,131)	(1,198)	(27,104)	1,053,412	257,050	184,901	52,432
Reinvested capital gains	153,511	62,261	74,732	29,654	290,721	286,101	55,124	54,391

Net increase (decrease) in contract owners’ equity resulting from operations	160,005	27,522	79,133	8,288	1,568,580	631,658	306,158	121,065

Equity transactions:
Purchase payments received from contract owners (note 3)	3,630	338,956	3,682	-	222,413	64,895	29,373	4,161
Transfers between funds	301	134	(3,682)	(34,496)	(156,272)	(3,534)	(54,983)	(92,461)
Redemptions (note 3)	(241,673)	(500,955)	(15,718)	(71,600)	(1,340,720)	(1,283,132)	(195,687)	(201,774)
Annuity benefits	-	-	-	-	(2,318)	(2,189)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,589)	(1,807)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(114)	-	-
Adjustments to maintain reserves	37	(70)	(18)	(51)	591	266	(13)	(57)

Net equity transactions	(237,705)	(161,935)	(15,736)	(106,147)	(1,277,895)	(1,225,615)	(221,310)	(290,131)

Net change in contract owners’ equity	(77,700)	(134,413)	63,397	(97,859)	290,685	(593,957)	84,848	(169,066)
Contract owners’ equity beginning of period	1,349,741	1,484,154	633,306	731,165	11,162,374	11,756,331	2,095,202	2,264,268

Contract owners’ equity end of period	$1,272,041	1,349,741	696,703	633,306	11,453,059	11,162,374	2,180,050	2,095,202

CHANGES IN UNITS:
Beginning units	67,991	76,295	39,924	47,172	346,852	385,859	92,071	105,527
Units purchased	183	17,814	228	-	7,119	5,018	1,326	198
Units redeemed	(11,373)	(26,118)	(1,153)	(7,248)	(43,773)	(44,025)	(10,472)	(13,654)

Ending units	56,801	67,991	38,999	39,924	310,198	346,852	82,925	92,071

	FB2		FCS		FDCA2		FDCAS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(381)	1,216	-	-	(7,104)	(9,272)	(412)	(199)
Realized gain (loss) on investments	196,418	15,663	-	-	115,986	66,521	3,979	1,427
Change in unrealized gain (loss) on investments	(26,898)	28,503	-	-	67,024	(108,537)	26,017	(5,682)
Reinvested capital gains	36,285	38,780	-	-	81,716	64,780	13,288	7,483

Net increase (decrease) in contract owners’ equity resulting from operations	205,424	84,162	-	-	257,622	13,492	42,872	3,029

Equity transactions:
Purchase payments received from contract owners (note 3)	36,590	717	69	-	3,255	3,947	-	-
Transfers between funds	(414,658)	(23,833)	(69)	-	(274,168)	(88,245)	(20)	21
Redemptions (note 3)	(142,038)	(117,154)	-	-	(148,712)	(135,915)	(9,716)	(4,581)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(107)	(22)	-	-	(91)	(9)	(18)	3

Net equity transactions	(520,213)	(140,292)	-	-	(419,716)	(220,222)	(9,754)	(4,557)

Net change in contract owners’ equity	(314,789)	(56,130)	-	-	(162,094)	(206,730)	33,118	(1,528)
Contract owners’ equity beginning of period	1,508,912	1,565,042	-	-	1,462,454	1,669,184	195,656	197,184

Contract owners’ equity end of period	$1,194,123	1,508,912	-	-	1,300,360	1,462,454	228,774	195,656

CHANGES IN UNITS:
Beginning units	79,584	87,296	-	-	95,588	110,200	11,768	12,070
Units purchased	2,767	47	(5)	-	200	377	1	4
Units redeemed	(27,391)	(7,759)	5	-	(27,884)	(14,989)	(544)	(306)

Ending units	54,960	79,584	-	-	67,904	95,588	11,225	11,768

	FEIS		FEI2		FGIP		FGIS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$42,651	86,241	27,806	84,034	(6,592)	12,677	9,239	31,060
Realized gain (loss) on investments	(78,409)	(335,763)	475,162	(318,969)	219,961	89,848	263,242	98,312
Change in unrealized gain (loss) on investments	720,085	923,646	254,656	1,015,792	361,349	253,031	356,774	256,372
Reinvested capital gains	159,963	485,101	186,289	620,836	117,511	277,950	125,012	315,283

Net increase (decrease) in contract owners’ equity resulting from operations	844,290	1,159,225	943,913	1,401,693	692,229	633,506	754,267	701,027

Equity transactions:
Purchase payments received from contract owners (note 3)	218,726	347,609	610,764	44,741	111,558	31,976	85,668	18,457
Transfers between funds	(108,787)	(101,523)	(307,420)	(83,275)	(241,190)	(3,469)	(23,042)	(63,571)
Redemptions (note 3)	(998,218)	(1,119,906)	(1,972,102)	(1,389,491)	(409,486)	(503,112)	(734,421)	(605,083)
Annuity benefits	-	-	-	-	(261)	(228)	(11,956)	(10,484)
Contract maintenance charges (note 2)	-	-	-	-	(889)	(957)	-	-
Contingent deferred sales charges (note 2)	(59)	(463)	(4)	(195)	(15)	-	(911)	(413)
Adjustments to maintain reserves	(50)	(127)	(237)	(148)	(57)	(59)	(252)	(272)

Net equity transactions	(888,388)	(874,410)	(1,668,999)	(1,428,368)	(540,340)	(475,849)	(684,914)	(661,366)

Net change in contract owners’ equity	(44,098)	284,815	(725,086)	(26,675)	151,889	157,657	69,353	39,661
Contract owners’ equity beginning of period	7,731,447	7,446,632	9,405,063	9,431,738	4,845,035	4,687,378	5,308,099	5,268,438

Contract owners’ equity end of period	$7,687,349	7,731,447	8,679,977	9,405,063	4,996,924	4,845,035	5,377,452	5,308,099

CHANGES IN UNITS:
Beginning units	332,738	373,340	453,777	530,119	161,747	178,970	209,101	238,203
Units purchased	9,323	20,795	31,253	8,428	4,106	3,364	3,677	1,131
Units redeemed	(47,016)	(61,397)	(109,607)	(84,770)	(21,257)	(20,587)	(29,451)	(30,233)

Ending units	295,045	332,738	375,423	453,777	144,596	161,747	183,327	209,101

	FGI2		FGP		FGS		FG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(697)	14,776	(112,519)	(115,740)	(74,601)	(78,951)	(70,035)	(70,601)
Realized gain (loss) on investments	121,170	107,254	625,092	399,852	652,035	615,559	379,393	284,951
Change in unrealized gain (loss) on investments	301,188	120,823	1,502,243	(1,200,229)	1,268,277	(1,383,467)	1,171,146	(939,989)
Reinvested capital gains	87,835	209,810	681,343	835,496	619,085	794,564	510,207	660,924

Net increase (decrease) in contract owners’ equity resulting from operations	509,496	452,663	2,696,159	(80,621)	2,464,796	(52,295)	1,990,711	(64,715)

Equity transactions:
Purchase payments received from contract owners (note 3)	47,628	22,660	89,496	83,986	93,191	42,094	88,156	75,507
Transfers between funds	(104,221)	(55,105)	125,652	(216,979)	(98,560)	(260,140)	(222,810)	(177,547)
Redemptions (note 3)	(227,617)	(378,789)	(1,153,633)	(658,106)	(1,023,924)	(829,969)	(806,020)	(769,753)
Annuity benefits	-	-	(234)	(200)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,974)	(2,116)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(22)	(178)	(167)	(1,176)	-	-	-
Adjustments to maintain reserves	(98)	(129)	(74)	(77)	(130)	(86)	(162)	(179)

Net equity transactions	(284,308)	(411,385)	(940,945)	(793,659)	(1,030,599)	(1,048,101)	(940,836)	(871,972)

Net change in contract owners’ equity	225,188	41,278	1,755,214	(874,280)	1,434,197	(1,100,396)	1,049,875	(936,687)
Contract owners’ equity beginning of period	3,490,603	3,449,325	8,325,564	9,199,844	7,666,055	8,766,451	6,243,423	7,180,110

Contract owners’ equity end of period	$3,715,791	3,490,603	10,080,778	8,325,564	9,100,252	7,666,055	7,293,298	6,243,423

CHANGES IN UNITS:
Beginning units	189,471	214,214	308,053	337,965	323,147	367,969	508,025	581,589
Units purchased	4,886	1,570	12,862	4,413	3,568	2,334	12,224	6,846
Units redeemed	(19,887)	(26,313)	(41,523)	(34,325)	(39,912)	(47,156)	(75,545)	(80,410)

Ending units	174,470	189,471	279,392	308,053	286,803	323,147	444,704	508,025

	FHIS		FHI2		FIP		FIGBP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$111,452	120,228	93,987	103,958	132,390	54,895	96,070	98,300
Realized gain (loss) on investments	167,319	(21,256)	32,653	99,568	913,954	480,132	1,483	(13,952)
Change in unrealized gain (loss) on investments	(112,928)	272,811	12,044	100,338	2,926,962	1,447,000	115,490	253,540
Reinvested capital gains	-	-	-	-	69,747	20,908	39,284	4,693

Net increase (decrease) in contract owners’ equity resulting from operations	165,843	371,783	138,684	303,864	4,043,053	2,002,935	252,327	342,581

Equity transactions:
Purchase payments received from contract owners (note 3)	10,576	8,636	4,038	23,264	251,742	98,836	98,084	37,657
Transfers between funds	(31,665)	(74,541)	(180,687)	(78,880)	(243,060)	413,025	16,387	(232,409)
Redemptions (note 3)	(470,961)	(418,782)	(227,460)	(275,829)	(1,754,528)	(1,928,261)	(1,104,717)	(1,199,035)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,475)	(1,518)	(606)	(657)
Contingent deferred sales charges (note 2)	(47)	-	(130)	-	(178)	(845)	(39)	(131)
Adjustments to maintain reserves	(57)	(107)	(118)	(82)	(215)	(351)	(233)	(112)

Net equity transactions	(492,154)	(484,794)	(404,357)	(331,527)	(1,747,714)	(1,419,114)	(991,124)	(1,394,687)

Net change in contract owners’ equity	(326,311)	(113,011)	(265,673)	(27,663)	2,295,339	583,821	(738,797)	(1,052,106)
Contract owners’ equity beginning of period	2,926,836	3,039,847	2,539,327	2,566,990	20,707,304	20,123,483	8,764,791	9,816,897

Contract owners’ equity end of period	$2,600,525	2,926,836	2,273,654	2,539,327	23,002,643	20,707,304	8,025,994	8,764,791

CHANGES IN UNITS:
Beginning units	178,803	210,183	152,038	173,658	767,109	822,977	411,242	476,871
Units purchased	881	1,028	4,072	2,821	19,609	24,695	13,069	9,381
Units redeemed	(29,677)	(32,408)	(27,222)	(24,441)	(79,757)	(80,563)	(58,290)	(75,010)

Ending units	150,007	178,803	128,888	152,038	706,961	767,109	366,021	411,242

	FMCP		FMCS		FMC2		FMMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,711)	(18,313)	(23,981)	(33,021)	(75,955)	(99,344)	(20,192)	(43,068)
Realized gain (loss) on investments	129,874	36,833	142,327	62,773	377,536	258,750	-	-
Change in unrealized gain (loss) on investments	215,992	74,869	752,984	221,265	1,322,518	285,099	-	-
Reinvested capital gains	114,923	142,842	296,855	370,734	598,478	816,332	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	445,078	236,231	1,168,185	621,751	2,222,577	1,260,837	(20,192)	(43,068)

Equity transactions:
Purchase payments received from contract owners (note 3)	28,468	126,506	4,504	15,340	79,901	81,139	418,638	393,297
Transfers between funds	(30,227)	10,686	(6,797)	(108,907)	(378,838)	(426,773)	1,404,680	670,818
Redemptions (note 3)	(264,026)	(285,540)	(533,264)	(397,006)	(1,201,396)	(1,685,380)	(2,517,828)	(1,655,739)
Annuity benefits	-	-	-	-	(1,086)	(951)	-	-
Contract maintenance charges (note 2)	(1,850)	(1,833)	-	-	-	-	(636)	(678)
Contingent deferred sales charges (note 2)	(115)	(319)	(1)	-	(306)	(29)	(373)	(794)
Adjustments to maintain reserves	(41)	36	39	(51)	5	(312)	37	(78)

Net equity transactions	(267,791)	(150,464)	(535,519)	(490,624)	(1,501,720)	(2,032,306)	(695,482)	(593,174)

Net change in contract owners’ equity	177,287	85,767	632,666	131,127	720,857	(771,469)	(715,674)	(636,242)
Contract owners’ equity beginning of period	2,451,969	2,366,202	6,216,021	6,084,894	12,491,378	13,262,847	3,883,361	4,519,603

Contract owners’ equity end of period	$2,629,256	2,451,969	6,848,687	6,216,021	13,212,235	12,491,378	3,167,687	3,883,361

CHANGES IN UNITS:
Beginning units	37,441	40,027	91,532	99,430	331,701	389,521	317,926	365,560
Units purchased	503	2,832	167	521	6,556	3,284	180,927	116,392
Units redeemed	(4,275)	(5,418)	(7,307)	(8,419)	(44,815)	(61,104)	(239,162)	(164,026)

Ending units	33,669	37,441	84,392	91,532	293,442	331,701	259,691	317,926

	FOP		FOS		FO2		FV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,011	1,814	5,412	4,980	1,754	2,770	(174)	(812)
Realized gain (loss) on investments	(14,992)	(277,571)	7,071	(56,460)	6,810	(51,322)	23,155	18,597
Change in unrealized gain (loss) on investments	1,621,805	(173,498)	402,155	(56,587)	562,471	(112,484)	13,972	14,433
Reinvested capital gains	6,042	10,583	1,573	2,644	2,060	3,950	9,661	1,899

Net increase (decrease) in contract owners’ equity resulting from operations	1,614,866	(438,672)	416,211	(105,423)	573,095	(157,086)	46,614	34,117

Equity transactions:
Purchase payments received from contract owners (note 3)	71,260	90,210	249	249	48,864	29,180	-	-
Transfers between funds	22,838	(29,003)	4,036	(14,511)	(152,295)	36,262	1,156	1,398
Redemptions (note 3)	(639,810)	(628,296)	(134,311)	(156,152)	(332,674)	(239,090)	(45,098)	(42,562)
Annuity benefits	(929)	(849)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,143)	(1,272)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(25)	(7)	-	-	(140)	(1)	-	-
Adjustments to maintain reserves	629	374	(44)	(14)	(151)	(109)	(27)	(62)

Net equity transactions	(547,180)	(568,843)	(130,070)	(170,428)	(436,396)	(173,758)	(43,969)	(41,226)

Net change in contract owners’ equity	1,067,686	(1,007,515)	286,141	(275,851)	136,699	(330,844)	2,645	(7,109)
Contract owners’ equity beginning of period	5,967,851	6,975,366	1,487,928	1,763,779	2,210,272	2,541,116	351,773	358,882

Contract owners’ equity end of period	$7,035,537	5,967,851	1,774,069	1,487,928	2,346,971	2,210,272	354,418	351,773

CHANGES IN UNITS:
Beginning units	323,022	353,433	94,480	105,016	204,269	220,079	16,956	19,083
Units purchased	9,980	6,485	802	18	6,448	7,066	71	107
Units redeemed	(36,196)	(36,896)	(7,837)	(10,554)	(42,993)	(22,876)	(2,030)	(2,234)

Ending units	296,806	323,022	87,445	94,480	167,724	204,269	14,997	16,956

	FVSS		FVS		FTVRDI		TIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$428	-	650	62	6,452	4,576	1,649	1,036
Realized gain (loss) on investments	1,739	14,621	1,120	(686)	84,064	98,115	(745)	(5,412)
Change in unrealized gain (loss) on investments	(9,368)	(9,630)	24,518	22,338	51,059	(81,045)	13,193	8,117
Reinvested capital gains	24,219	-	6,901	1,175	35,886	109,770	-	1,638

Net increase (decrease) in contract owners’ equity resulting from operations	17,018	4,991	33,189	22,889	177,461	131,416	14,097	5,379

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	83,718	747	-	-
Transfers between funds	(546)	(27,807)	(2)	32	(23,848)	12	(2,332)	(1,356)
Redemptions (note 3)	(2,259)	(3,451)	(4,411)	(5,992)	(142,486)	(167,741)	(3,887)	(18,222)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(2)	-	-	-
Adjustments to maintain reserves	(62)	9	-	(20)	76	(113)	(27)	(48)

Net equity transactions	(2,867)	(31,249)	(4,413)	(5,980)	(82,542)	(167,095)	(6,246)	(19,626)

Net change in contract owners’ equity	14,151	(26,258)	28,776	16,909	94,919	(35,679)	7,851	(14,247)
Contract owners’ equity beginning of period	96,173	122,431	232,072	215,163	950,548	986,227	91,309	105,556

Contract owners’ equity end of period	$110,324	96,173	260,848	232,072	1,045,467	950,548	99,160	91,309

CHANGES IN UNITS:
Beginning units	3,705	5,110	10,654	10,947	38,141	45,531	5,341	6,555
Units purchased	2	32	2	3	2,804	923	-	-
Units redeemed	(106)	(1,437)	(191)	(296)	(5,958)	(8,313)	(330)	(1,214)

Ending units	3,601	3,705	10,465	10,654	34,987	38,141	5,011	5,341

	FTVFA2		ACEG2		ACC2		AVGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,375	13,902	(19,812)	(19,717)	28,098	7,181	(31)	(173)
Realized gain (loss) on investments	(5,135)	(12,989)	75,584	146,402	220,530	144,776	652	2,300
Change in unrealized gain (loss) on investments	28,200	36,809	194,174	(272,742)	150,298	90,551	2,052	(979)
Reinvested capital gains	22,462	16,327	140,161	154,244	153,835	287,950	2,317	2,819

Net increase (decrease) in contract owners’ equity resulting from operations	53,902	54,049	390,107	8,187	552,761	530,458	4,990	3,967

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	9,133	20,747	5,288	8,221	18	19
Transfers between funds	56,950	(10,004)	(39,662)	(97,187)	(219,973)	8,495	-	(4,499)
Redemptions (note 3)	(30,314)	(79,299)	(105,700)	(235,707)	(303,446)	(406,379)	(1,528)	(2,304)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(76)	(10)	(145)	(171)	-	-
Adjustments to maintain reserves	(23)	(56)	(111)	(142)	(145)	(157)	3	(11)

Net equity transactions	26,613	(89,359)	(136,416)	(312,299)	(518,421)	(389,991)	(1,507)	(6,795)

Net change in contract owners’ equity	80,515	(35,310)	253,691	(304,112)	34,340	140,467	3,483	(2,828)
Contract owners’ equity beginning of period	473,365	508,675	1,582,192	1,886,304	3,812,937	3,672,470	42,335	45,163

Contract owners’ equity end of period	$553,880	473,365	1,835,883	1,582,192	3,847,277	3,812,937	45,818	42,335

CHANGES IN UNITS:
Beginning units	35,569	42,788	88,018	106,159	170,225	189,558	2,492	2,897
Units purchased	4,342	52	2,315	1,576	1,775	1,997	1	1
Units redeemed	(2,177)	(7,271)	(9,273)	(19,717)	(24,384)	(21,330)	(83)	(406)

Ending units	37,734	35,569	81,060	88,018	147,616	170,225	2,410	2,492

	AVCE2		AVIE2		AVMCCI		IVKMG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,388)	(4,093)	287	37	(740)	(1,250)	(118)	(105)
Realized gain (loss) on investments	23,049	48,077	1,762	11,945	10,623	4,931	251	41
Change in unrealized gain (loss) on investments	9,778	(33,964)	25,286	(14,844)	2,828	2,121	1,290	(990)
Reinvested capital gains	25,892	41,667	-	-	2,244	7,881	685	1,020

Net increase (decrease) in contract owners’ equity resulting from operations	56,331	51,687	27,335	(2,862)	14,955	13,683	2,108	(34)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,134	1,275	-	-	18	16	-	-
Transfers between funds	1,507	(17,340)	-	-	(7,959)	1,679	-	-
Redemptions (note 3)	(88,657)	(144,752)	(1,743)	(23,469)	(18,540)	(13,789)	(754)	(85)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(69)	(7)	-	-	-	-	-	-
Adjustments to maintain reserves	(20)	(51)	(51)	(12)	37	(23)	(11)	(2)

Net equity transactions	(86,105)	(160,875)	(1,794)	(23,481)	(26,444)	(12,117)	(765)	(87)

Net change in contract owners’ equity	(29,774)	(109,188)	25,541	(26,343)	(11,489)	1,566	1,343	(121)
Contract owners’ equity beginning of period	534,914	644,102	128,353	154,696	125,986	124,420	10,142	10,263

Contract owners’ equity end of period	$505,140	534,914	153,894	128,353	114,497	125,986	11,485	10,142

CHANGES IN UNITS:
Beginning units	32,638	42,621	5,752	6,841	5,595	6,197	719	725
Units purchased	152	157	-	-	1	78	-	-
Units redeemed	(5,094)	(10,140)	(72)	(1,089)	(1,116)	(680)	(47)	(6)

Ending units	27,696	32,638	5,680	5,752	4,480	5,595	672	719

	IVKMG2		LZREMS		M2IGSS		MMCGSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,516)	(1,346)	460	46	(8,116)	(9,181)	(17,054)	(16,910)
Realized gain (loss) on investments	1,238	3,865	6,988	3,306	(13,178)	(26,938)	172,729	69,919
Change in unrealized gain (loss) on investments	15,566	(15,973)	9,061	2,057	223,899	(47,446)	79,184	(120,974)
Reinvested capital gains	9,060	13,360	-	-	60,593	138,289	89,052	116,363

Net increase (decrease) in contract owners’ equity resulting from operations	24,348	(94)	16,509	5,409	263,198	54,724	323,911	48,398

Equity transactions:
Purchase payments received from contract owners (note 3)	-	10,185	-	6,565	4,005	4,021	30,735	12,722
Transfers between funds	16,046	436	15,689	12,925	(83,796)	(58,208)	(57,813)	(29,379)
Redemptions (note 3)	(2,521)	(19,953)	(6,604)	(8,357)	(116,950)	(137,999)	(201,613)	(184,072)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(142)	-	(7)	(11)
Adjustments to maintain reserves	(8)	(10)	(9)	(9)	(111)	(69)	(109)	(127)

Net equity transactions	13,517	(9,342)	9,076	11,124	(196,994)	(192,255)	(228,807)	(200,867)

Net change in contract owners’ equity	37,865	(9,436)	25,585	16,533	66,204	(137,531)	95,104	(152,469)
Contract owners’ equity beginning of period	112,037	121,473	47,748	31,215	1,080,927	1,218,458	1,352,466	1,504,935

Contract owners’ equity end of period	$149,902	112,037	73,333	47,748	1,147,131	1,080,927	1,447,570	1,352,466

CHANGES IN UNITS:
Beginning units	8,047	8,667	5,338	4,172	105,949	124,976	88,955	102,550
Units purchased	1,065	822	5,205	5,675	1,144	984	3,164	1,819
Units redeemed	(205)	(1,442)	(4,057)	(4,509)	(18,298)	(20,011)	(16,144)	(15,414)

Ending units	8,907	8,047	6,486	5,338	88,795	105,949	75,975	88,955

	MNDSC		MVFSC		MVIVSC		MSVF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(13,095)	(13,397)	14,973	18,120	1,476	(367)	4,065	1,280
Realized gain (loss) on investments	28,147	(1,064)	196,651	288,779	41,085	33,093	1,932	146
Change in unrealized gain (loss) on investments	218,443	40,791	54,863	(224,816)	138,963	(21,494)	4,327	7,315
Reinvested capital gains	22,768	55,739	104,352	205,001	750	23,254	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	256,263	82,069	370,839	287,084	182,274	34,486	10,324	8,741

Equity transactions:
Purchase payments received from contract owners (note 3)	282	476	57,111	23,772	288	9,765	-	724
Transfers between funds	(160,976)	(26,521)	185,380	4,158	(96,993)	10,601	69,533	13,188
Redemptions (note 3)	(78,797)	(118,419)	(419,398)	(591,655)	(131,490)	(192,769)	(59,399)	(18,018)
Annuity benefits	-	-	(4,440)	(3,970)	-	-	(2,110)	(2,107)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(191)	(11)	-	-	-	-	-
Adjustments to maintain reserves	(148)	(73)	(119)	(107)	(38)	(26)	-	(35)

Net equity transactions	(239,639)	(144,728)	(181,477)	(567,802)	(228,233)	(172,429)	8,024	(6,248)

Net change in contract owners’ equity	16,624	(62,659)	189,362	(280,718)	(45,959)	(137,943)	18,348	2,493
Contract owners’ equity beginning of period	1,189,536	1,252,195	2,302,036	2,582,754	876,705	1,014,648	201,664	199,171

Contract owners’ equity end of period	$1,206,160	1,189,536	2,491,398	2,302,036	830,746	876,705	220,012	201,664

CHANGES IN UNITS:
Beginning units	55,880	63,315	88,675	112,280	54,089	64,083	13,367	13,715
Units purchased	99	185	16,226	5,450	4,089	3,209	4,876	1,339
Units redeemed	(10,718)	(7,620)	(21,124)	(29,055)	(17,661)	(13,203)	(4,017)	(1,687)

Ending units	45,261	55,880	83,777	88,675	40,517	54,089	14,226	13,367

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$581	1,440	760	26,891	101	12,944	(7,108)	5,440
Realized gain (loss) on investments	4,963	(35,831)	171,391	505,073	(757)	10,954	174,582	57,196
Change in unrealized gain (loss) on investments	(793)	54,635	232,778	(487,377)	11,577	(8,426)	140,142	(220,584)
Reinvested capital gains	4,729	17,597	78,921	201,731	1,491	3,061	123,581	138,866

Net increase (decrease) in contract owners’ equity resulting from operations	9,480	37,841	483,850	246,318	12,412	18,533	431,197	(19,082)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	46,821	34,372	398	9,900	30,610	1,618
Transfers between funds	(23,108)	95,831	444,790	(203,462)	(78,109)	25,736	67,001	6,751
Redemptions (note 3)	(16,551)	(252,557)	(343,741)	(500,622)	(121,219)	(244,533)	(339,363)	(161,194)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(31)	(70)	-	-	(14)	-
Adjustments to maintain reserves	52	(70)	(102)	(67)	(51)	(45)	(165)	(96)

Net equity transactions	(39,607)	(156,796)	147,737	(669,849)	(198,981)	(208,942)	(241,931)	(152,921)

Net change in contract owners’ equity	(30,127)	(118,955)	631,587	(423,531)	(186,569)	(190,409)	189,266	(172,003)
Contract owners’ equity beginning of period	163,769	282,724	3,312,038	3,735,569	640,740	831,149	1,472,969	1,644,972

Contract owners’ equity end of period	$133,642	163,769	3,943,625	3,312,038	454,171	640,740	1,662,235	1,472,969

CHANGES IN UNITS:
Beginning units	6,355	13,079	205,107	249,697	53,528	70,490	89,158	98,720
Units purchased	1,197	4,099	38,837	48,901	931	7,571	11,215	1,675
Units redeemed	(2,727)	(10,823)	(30,701)	(93,491)	(17,033)	(24,533)	(22,614)	(11,237)

Ending units	4,825	6,355	213,243	205,107	37,426	53,528	77,759	89,158

	GVAGR2		GVAGI2		HIBF		GEM2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(20,572)	(21,132)	2,218	1,261	4,028	8,166	(2,291)	(3,384)
Realized gain (loss) on investments	351,683	156,828	9,645	73,619	(3,776)	(1,908)	5,857	(38,618)
Change in unrealized gain (loss) on investments	108,663	(467,720)	49,888	(111,969)	7,358	12,731	421,316	120,759
Reinvested capital gains	192,013	532,205	68,338	106,496	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	631,787	200,181	130,089	69,407	7,610	18,989	424,882	78,757

Equity transactions:
Purchase payments received from contract owners (note 3)	1	-	25,398	423	-	-	11,233	17,677
Transfers between funds	(270,311)	5,557	4,438	58,880	(57,441)	26,487	12,053	(9,751)
Redemptions (note 3)	(411,596)	(207,716)	(15,103)	(264,649)	(39,692)	(16,135)	(93,283)	(214,266)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(80)	-	-	-	-	(5)	(6)
Adjustments to maintain reserves	(117)	(83)	(89)	10	(4)	(10)	(112)	(141)

Net equity transactions	(682,023)	(202,322)	14,644	(205,336)	(97,137)	10,342	(70,114)	(206,487)

Net change in contract owners’ equity	(50,236)	(2,141)	144,733	(135,929)	(89,527)	29,331	354,768	(127,730)
Contract owners’ equity beginning of period	2,579,019	2,581,160	627,366	763,295	185,152	155,821	1,100,350	1,228,080

Contract owners’ equity end of period	$2,528,783	2,579,019	772,099	627,366	95,625	185,152	1,455,118	1,100,350

CHANGES IN UNITS:
Beginning units	149,664	161,606	41,588	55,498	17,297	16,431	50,081	59,542
Units purchased	10,223	10,876	2,479	4,144	-	2,502	1,269	1,212
Units redeemed	(43,603)	(22,818)	(1,645)	(18,054)	(8,863)	(1,636)	(3,926)	(10,673)

Ending units	116,284	149,664	42,422	41,588	8,434	17,297	47,424	50,081

	NVIE6		NVNMO2		NVNSR1		NVNSR2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$482	911	(352)	(314)	(121)	(37)	(61)	(27)
Realized gain (loss) on investments	8,498	2,202	412	(4,075)	(268)	35	(131)	(248)
Change in unrealized gain (loss) on investments	24,309	(2,389)	13,324	9,079	1,159	(231)	1,129	83
Reinvested capital gains	-	-	1,747	4,149	1,557	1,527	1,235	1,220

Net increase (decrease) in contract owners’ equity resulting from operations	33,289	724	15,131	8,839	2,327	1,294	2,172	1,028

Equity transactions:
Purchase payments received from contract owners (note 3)	1	3,959	25,000	13,267	-	-	1	9
Transfers between funds	2,399	3,130	346	9,381	(9,418)	-	(88)	999
Redemptions (note 3)	(85,092)	(62,462)	(13,130)	(26,132)	-	-	(703)	(396)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(35)	(10)	(10)	-	(5)	(2)	(13)	(4)

Net equity transactions	(82,727)	(55,383)	12,206	(3,484)	(9,423)	(2)	(803)	608

Net change in contract owners’ equity	(49,438)	(54,659)	27,337	5,355	(7,096)	1,292	1,369	1,636
Contract owners’ equity beginning of period	144,624	199,283	63,780	58,425	15,798	14,506	13,030	11,394

Contract owners’ equity end of period	$95,186	144,624	91,117	63,780	8,702	15,798	14,399	13,030

CHANGES IN UNITS:
Beginning units	16,711	22,934	4,304	4,457	952	952	785	747
Units purchased	267	978	1,659	1,822	-	-	5	115
Units redeemed	(8,177)	(7,201)	(895)	(1,975)	(505)	-	(50)	(77)

Ending units	8,801	16,711	5,068	4,304	447	952	740	785

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,575	13,287	5,041	10,067	2,987	8,752	2,491	4,023
Realized gain (loss) on investments	(1,755)	1,374	4,353	8,159	6,121	9,392	(3,787)	(7,889)
Change in unrealized gain (loss) on investments	121,204	(28,926)	29,922	(15,995)	32,662	(30,793)	10,080	7,015
Reinvested capital gains	82,580	90,184	30,876	34,259	39,180	43,604	5,999	7,113

Net increase (decrease) in contract owners’ equity resulting from operations	203,604	75,919	70,192	36,490	80,950	30,955	14,783	10,262

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	35,990	-	-	25,375	33,194
Redemptions (note 3)	(43,637)	(7,988)	(66,017)	(176,068)	(28,157)	(70,004)	(62,023)	(118,873)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	(12)	(28)	(1)	(10)	(12)	-	(15)

Net equity transactions	(43,641)	(8,000)	(66,045)	(140,079)	(28,167)	(70,016)	(36,648)	(85,694)

Net change in contract owners’ equity	159,963	67,919	4,147	(103,589)	52,783	(39,061)	(21,865)	(75,432)
Contract owners’ equity beginning of period	1,139,909	1,071,990	679,433	783,022	569,888	608,949	298,838	374,270

Contract owners’ equity end of period	$1,299,872	1,139,909	683,580	679,433	622,671	569,888	276,973	298,838

CHANGES IN UNITS:
Beginning units	84,394	85,029	51,320	62,080	42,141	47,727	24,285	31,462
Units purchased	-	-	-	2,776	-	-	2,043	2,936
Units redeemed	(3,134)	(635)	(4,700)	(13,536)	(1,929)	(5,586)	(4,897)	(10,113)

Ending units	81,260	84,394	46,620	51,320	40,212	42,141	21,431	24,285

	NVCMD2		NVCMA2		NVCMC2		NVCBD1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,095	26,422	712	2,062	1,202	4,437	155	151
Realized gain (loss) on investments	8,175	11,063	544	(198)	(8,635)	(10,214)	(3)	(1)
Change in unrealized gain (loss) on investments	86,262	(68,708)	9,518	(4,309)	28,325	14,254	97	119
Reinvested capital gains	106,759	118,469	12,961	11,103	15,279	40,405	-	13

Net increase (decrease) in contract owners’ equity resulting from operations	212,291	87,246	23,735	8,658	36,171	48,882	249	282

Equity transactions:
Purchase payments received from contract owners (note 3)	2,027	2,027	15,000	-	525	529	496	525
Transfers between funds	65	(84,419)	26,364	-	-	(74,707)	-	-
Redemptions (note 3)	(138,708)	(270,053)	(13,928)	(9,380)	(149,762)	(654,734)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(44)	(56)	(9)	(17)	(10)	(24)	(11)	-

Net equity transactions	(136,660)	(352,501)	27,427	(9,397)	(149,247)	(728,936)	485	525

Net change in contract owners’ equity	75,631	(265,255)	51,162	(739)	(113,076)	(680,054)	734	807
Contract owners’ equity beginning of period	1,747,835	2,013,090	137,606	138,345	481,553	1,161,607	7,520	6,713

Contract owners’ equity end of period	$1,823,466	1,747,835	188,768	137,606	368,477	481,553	8,254	7,520

CHANGES IN UNITS:
Beginning units	130,521	158,808	10,123	10,857	37,587	94,097	580	539
Units purchased	149	164	2,732	-	38	41	37	41
Units redeemed	(9,802)	(28,451)	(909)	(734)	(10,930)	(56,551)	-	-

Ending units	120,868	130,521	11,946	10,123	26,695	37,587	617	580

	NVCBD2		NVLCP2		TRF2		GBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,091	13,214	4,268	10,088	(172)	(77)	41,388	37,559
Realized gain (loss) on investments	(3,279)	1,423	(18,154)	(164)	7,217	8,645	(86,288)	(100,048)
Change in unrealized gain (loss) on investments	18,936	9,156	22,689	(424)	(97)	(3,637)	90,842	72,824
Reinvested capital gains	-	1,463	-	2,361	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,748	25,256	8,803	11,861	6,948	4,931	45,942	10,335

Equity transactions:
Purchase payments received from contract owners (note 3)	27,946	8,946	4	6,318	130	183	203,124	47,670
Transfers between funds	(79,342)	131,517	(202,518)	23,968	(2,523)	-	(204,111)	124,686
Redemptions (note 3)	(343,488)	(109,848)	(28,523)	(19,486)	(10,409)	(16,203)	(679,543)	(1,064,264)
Annuity benefits	-	-	-	-	-	-	(2,060)	(2,174)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(185)	(31)
Adjustments to maintain reserves	(42)	(38)	(44)	(2)	(32)	22	(35)	(235)

Net equity transactions	(394,926)	30,577	(231,081)	10,798	(12,834)	(15,998)	(682,810)	(894,348)

Net change in contract owners’ equity	(375,178)	55,833	(222,278)	22,659	(5,886)	(11,067)	(636,868)	(884,013)
Contract owners’ equity beginning of period	735,814	679,981	586,593	563,934	44,695	55,762	4,773,177	5,657,190

Contract owners’ equity end of period	$360,636	735,814	364,315	586,593	38,809	44,695	4,136,309	4,773,177

CHANGES IN UNITS:
Beginning units	57,867	55,563	43,208	42,466	2,815	3,840	328,316	387,938
Units purchased	3,863	14,620	1,389	2,645	7	11	20,599	50,349
Units redeemed	(34,382)	(12,316)	(18,673)	(1,903)	(773)	(1,036)	(67,344)	(109,971)

Ending units	27,348	57,867	25,924	43,208	2,049	2,815	281,571	328,316

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,839	10,755	5,118	5,892	245	373	32,261	36,955
Realized gain (loss) on investments	77,097	233,593	48,035	2,738	3,825	84	5,003	12,200
Change in unrealized gain (loss) on investments	172,063	(257,314)	(319)	10,394	(366)	648	76,753	2,174
Reinvested capital gains	227,499	215,502	17,635	16,625	964	1,889	97,817	109,184

Net increase (decrease) in contract owners’ equity resulting from operations	486,498	202,536	70,469	35,649	4,668	2,994	211,834	160,513

Equity transactions:
Purchase payments received from contract owners (note 3)	6,217	6,620	4,109	4,148	-	1,625	12,507	13,418
Transfers between funds	24,095	(167,810)	220,800	6,000	15,486	5,545	(70,716)	(41,640)
Redemptions (note 3)	(158,685)	(470,532)	(256,912)	(16,329)	(27,608)	(74)	(525,153)	(597,216)
Annuity benefits	-	-	-	-	-	-	(34,446)	(34,449)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(14)	-	-	(58)	-	-	-
Adjustments to maintain reserves	(116)	(76)	6	(22)	(5)	(1)	2,041	35,218

Net equity transactions	(128,489)	(631,812)	(31,997)	(6,203)	(12,185)	7,095	(615,767)	(624,669)

Net change in contract owners’ equity	358,009	(429,276)	38,472	29,446	(7,517)	10,089	(403,933)	(464,156)
Contract owners’ equity beginning of period	2,919,621	3,348,897	726,545	697,099	49,446	39,357	5,125,031	5,589,187

Contract owners’ equity end of period	$3,277,630	2,919,621	765,017	726,545	41,929	49,446	4,721,098	5,125,031

CHANGES IN UNITS:
Beginning units	140,182	173,552	44,527	44,911	2,639	2,225	342,635	385,476
Units purchased	3,578	349	16,772	639	756	419	3,280	9,609
Units redeemed	(9,048)	(33,719)	(18,635)	(1,023)	(1,436)	(5)	(42,303)	(52,450)

Ending units	134,712	140,182	42,664	44,527	1,959	2,639	303,612	342,635

	GVIDM		GVDMA		GVDMC		MCIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$131,334	163,209	56,426	75,800	42,667	50,984	16	418
Realized gain (loss) on investments	959,140	938,173	534,729	376,921	236,869	239,356	26,986	10,496
Change in unrealized gain (loss) on investments	295,858	(1,018,868)	533,624	(560,960)	(31,216)	(237,956)	2,242	21,136
Reinvested capital gains	1,539,873	1,517,662	898,527	1,040,432	296,299	273,868	25,037	35,921

Net increase (decrease) in contract owners’ equity resulting from operations	2,926,205	1,600,176	2,023,306	932,193	544,619	326,252	54,281	67,971

Equity transactions:
Purchase payments received from contract owners (note 3)	116,937	194,537	50,812	95,636	31,546	37,263	354	200
Transfers between funds	(594,266)	(582,863)	(61,990)	(308,957)	(77,612)	(34,704)	(23,167)	66,242
Redemptions (note 3)	(3,155,588)	(3,459,346)	(1,541,216)	(1,184,753)	(772,504)	(875,544)	(12,918)	(51,452)
Annuity benefits	-	-	-	-	(45,692)	(44,358)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(59)	-	-	(229)	(146)	-	(29)	(33)
Adjustments to maintain reserves	(401)	(209)	(179)	(81)	4,501	46,157	(5)	(22)

Net equity transactions	(3,633,377)	(3,847,881)	(1,552,573)	(1,398,384)	(859,907)	(871,186)	(35,765)	14,935

Net change in contract owners’ equity	(707,172)	(2,247,705)	470,733	(466,191)	(315,288)	(544,934)	18,516	82,906
Contract owners’ equity beginning of period	27,047,874	29,295,579	14,034,174	14,500,365	7,510,473	8,055,407	415,535	332,629

Contract owners’ equity end of period	$26,340,702	27,047,874	14,504,907	14,034,174	7,195,185	7,510,473	434,051	415,535

CHANGES IN UNITS:
Beginning units	1,474,336	1,689,762	701,777	777,869	441,268	493,861	13,234	12,623
Units purchased	14,529	17,035	12,991	2,093	4,314	7,005	1,470	2,655
Units redeemed	(201,571)	(232,461)	(86,257)	(78,185)	(52,488)	(59,598)	(2,654)	(2,044)

Ending units	1,287,294	1,474,336	628,511	701,777	393,094	441,268	12,050	13,234

	MCIF2		SAM		NVMIG6		GVDIVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7,291)	(556)	(80,639)	(139,681)	-	2	513	541
Realized gain (loss) on investments	136,402	86,111	-	-	8	(178)	(26)	(144)
Change in unrealized gain (loss) on investments	79,993	111,593	-	-	4,088	(692)	5,618	716
Reinvested capital gains	173,628	227,789	-	269	-	339	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	382,732	424,937	(80,639)	(139,412)	4,096	(529)	6,105	1,113

Equity transactions:
Purchase payments received from contract owners (note 3)	7,745	4,551	2,282,136	1,485,833	-	46	-	-
Transfers between funds	(15,433)	216,419	5,442,334	3,475,474	5,401	-	-	-
Redemptions (note 3)	(267,591)	(183,049)	(7,887,382)	(6,627,496)	-	(3,707)	(425)	(368)
Annuity benefits	-	-	(2,815)	(2,938)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(546)	(3)	-	-	-	-
Adjustments to maintain reserves	(256)	(13)	(186)	2,779	(13)	(6)	(11)	(1)

Net equity transactions	(275,535)	37,908	(166,459)	(1,666,351)	5,388	(3,667)	(436)	(369)

Net change in contract owners’ equity	107,197	462,845	(247,098)	(1,805,763)	9,484	(4,196)	5,669	744
Contract owners’ equity beginning of period	2,846,545	2,383,700	12,776,824	14,582,587	14,955	19,151	28,362	27,618

Contract owners’ equity end of period	$2,953,742	2,846,545	12,529,726	12,776,824	24,439	14,955	34,031	28,362

CHANGES IN UNITS:
Beginning units	98,586	98,080	1,270,668	1,436,234	1,436	1,779	3,213	3,256
Units purchased	4,715	8,580	938,090	651,062	463	4	-	-
Units redeemed	(13,908)	(8,074)	(955,803)	(816,628)	-	(347)	(42)	(43)

Ending units	89,393	98,586	1,252,955	1,270,668	1,899	1,436	3,171	3,213

	GVDIV2		NVMLG2		NVMLV2		NVMMG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,795	4,795	(290)	(292)	866	11,944	(817)	(482)
Realized gain (loss) on investments	(2,675)	(20,931)	(1,401)	(1,414)	118,548	99,777	(2,918)	(7,412)
Change in unrealized gain (loss) on investments	64,224	23,804	7,779	(4,055)	58,650	(42,837)	17,665	3,105
Reinvested capital gains	-	-	1,151	6,206	138,806	273,674	3,322	5,277

Net increase (decrease) in contract owners’ equity resulting from operations	66,344	7,668	7,239	445	316,870	342,558	17,252	488

Equity transactions:
Purchase payments received from contract owners (note 3)	3,600	8,754	-	1,523	11,961	30,315	-	264
Transfers between funds	(2,786)	3,462	5,516	(3,153)	(42,298)	(6,350)	8,913	(16,489)
Redemptions (note 3)	(40,390)	(74,203)	(19,222)	(14,854)	(360,410)	(396,835)	(3,095)	(2,111)
Annuity benefits	(1,347)	(1,176)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(84)	(19)	(20)	(29)	-	-
Adjustments to maintain reserves	(59)	(29)	(15)	7	(193)	(141)	(13)	(16)

Net equity transactions	(40,982)	(63,192)	(13,805)	(16,496)	(390,960)	(373,040)	5,805	(18,352)

Net change in contract owners’ equity	25,362	(55,524)	(6,566)	(16,051)	(74,090)	(30,482)	23,057	(17,864)
Contract owners’ equity beginning of period	329,998	385,522	34,599	50,650	2,603,533	2,634,015	45,714	63,578

Contract owners’ equity end of period	$355,360	329,998	28,033	34,599	2,529,443	2,603,533	68,771	45,714

CHANGES IN UNITS:
Beginning units	36,695	44,599	2,290	3,379	171,444	198,968	2,995	4,371
Units purchased	371	1,474	353	619	1,245	4,790	3,453	501
Units redeemed	(4,445)	(9,378)	(1,193)	(1,708)	(25,152)	(32,314)	(2,880)	(1,877)

Ending units	32,621	36,695	1,450	2,290	147,537	171,444	3,568	2,995

	NVMMV2		SCGF2		SCVF		SCVF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$202	1,757	(6,124)	(7,486)	(451)	(306)	(9,094)	(6,892)
Realized gain (loss) on investments	(2,762)	(2,215)	(32,199)	(847)	4,014	6,152	52,794	43,877
Change in unrealized gain (loss) on investments	24,568	12,147	140,368	(95,650)	(1,218)	3,029	(20,180)	75,884
Reinvested capital gains	17,277	11,245	3,524	137,227	3,692	7,180	48,644	95,467

Net increase (decrease) in contract owners’ equity resulting from operations	39,285	22,934	105,569	33,244	6,037	16,055	72,164	208,336

Equity transactions:
Purchase payments received from contract owners (note 3)	10,000	29,436	18,877	9,469	-	-	4,191	38,900
Transfers between funds	(36,054)	195,714	(4,554)	(120,029)	(2,992)	529	(32,027)	37,735
Redemptions (note 3)	(15,598)	(63,968)	(279,558)	(75,702)	(4,509)	(14,433)	(78,633)	(107,164)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(9)
Adjustments to maintain reserves	7	(43)	(94)	(105)	(16)	(9)	(115)	(130)

Net equity transactions	(41,645)	161,139	(265,329)	(186,367)	(7,517)	(13,913)	(106,584)	(30,668)

Net change in contract owners’ equity	(2,360)	184,073	(159,760)	(153,123)	(1,480)	2,142	(34,420)	177,668
Contract owners’ equity beginning of period	334,563	150,490	567,694	720,817	81,906	79,764	1,063,262	885,594

Contract owners’ equity end of period	$332,203	334,563	407,934	567,694	80,426	81,906	1,028,842	1,063,262

CHANGES IN UNITS:
Beginning units	16,845	8,836	33,559	45,215	2,719	3,300	40,192	41,521
Units purchased	598	11,721	5,293	1,407	3	43	1,259	3,640
Units redeemed	(2,563)	(3,712)	(19,575)	(13,063)	(248)	(624)	(5,424)	(4,969)

Ending units	14,880	16,845	19,277	33,559	2,474	2,719	36,027	40,192

	SCF		SCF2		NVSTB2		NVOLG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,354)	(2,063)	(13,698)	(11,618)	1,353	401	(425,774)	(297,280)
Realized gain (loss) on investments	27,566	4,932	66,666	82,997	(970)	(1,734)	1,151,746	785,065
Change in unrealized gain (loss) on investments	(10,149)	10,993	(3,072)	(30,641)	(125)	3,076	8,774,991	(9,796,829)
Reinvested capital gains	23,108	45,482	83,023	174,796	-	-	1,096,087	10,224,804

Net increase (decrease) in contract owners’ equity resulting from operations	37,171	59,344	132,919	215,534	258	1,743	10,597,050	915,760

Equity transactions:
Purchase payments received from contract owners (note 3)	273	192	583	23,361	-	-	506,601	361,401
Transfers between funds	(922)	(2,219)	(8,105)	(13,182)	46,320	4,825	(1,013,615)	(483,322)
Redemptions (note 3)	(85,524)	(15,469)	(80,521)	(143,716)	(20,291)	(64,402)	(5,967,110)	(4,397,025)
Annuity benefits	-	-	(1,290)	(1,087)	-	-	(7,997)	(14,901)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(10,255)	(10,885)
Contingent deferred sales charges (note 2)	-	-	(9)	-	-	-	(39)	(101)
Adjustments to maintain reserves	9	13	(70)	(118)	(6)	(17)	10,850	3,081

Net equity transactions	(86,164)	(17,483)	(89,412)	(134,742)	26,023	(59,594)	(6,481,565)	(4,541,752)

Net change in contract owners’ equity	(48,993)	41,861	43,507	80,792	26,281	(57,851)	4,115,485	(3,625,992)
Contract owners’ equity beginning of period	325,636	283,775	1,197,004	1,116,212	87,131	144,982	44,449,770	48,075,762

Contract owners’ equity end of period	$276,643	325,636	1,240,511	1,197,004	113,412	87,131	48,565,255	44,449,770

CHANGES IN UNITS:
Beginning units	10,874	11,517	40,899	46,149	8,109	13,668	1,845,013	2,039,713
Units purchased	13	29	650	2,344	6,747	500	23,108	18,780
Units redeemed	(2,696)	(672)	(3,638)	(7,594)	(4,357)	(6,059)	(259,521)	(213,480)

Ending units	8,191	10,874	37,911	40,899	10,499	8,109	1,608,600	1,845,013

	NVOLG2		NVTIV3		NVRE2		AMSRS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(287,298)	(194,384)	49	39	6,891	6,779	(1,227)	(731)
Realized gain (loss) on investments	739,234	784,734	(68)	(1,103)	(100,093)	(99,436)	26,494	12,568
Change in unrealized gain (loss) on investments	6,620,557	(7,496,645)	1,016	930	128,035	64,819	1,956	(2,014)
Reinvested capital gains	825,975	7,585,179	-	71	15,973	94,694	6,405	7,194

Net increase (decrease) in contract owners’ equity resulting from operations	7,898,468	678,884	997	(63)	50,806	66,856	33,628	17,017

Equity transactions:
Purchase payments received from contract owners (note 3)	575,219	152,161	-	-	3,417	9,216	-	(11)
Transfers between funds	(675,051)	(639,341)	-	-	(17,183)	(9,513)	-	(23,231)
Redemptions (note 3)	(4,263,270)	(3,826,069)	(286)	(3,850)	(200,138)	(194,830)	(62,807)	(15,067)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,240)	(442)	-	-	(12)	(3)	-	-
Adjustments to maintain reserves	(7,288)	(4,696)	6	4	(102)	(78)	(23)	(17)

Net equity transactions	(4,372,630)	(4,318,387)	(280)	(3,846)	(214,018)	(195,208)	(62,830)	(38,326)

Net change in contract owners’ equity	3,525,838	(3,639,503)	717	(3,909)	(163,212)	(128,352)	(29,202)	(21,309)
Contract owners’ equity beginning of period	32,728,247	36,367,750	4,817	8,726	1,070,614	1,198,966	211,100	232,409

Contract owners’ equity end of period	$36,254,085	32,728,247	5,534	4,817	907,402	1,070,614	181,898	211,100

CHANGES IN UNITS:
Beginning units	1,355,624	1,539,791	337	614	75,338	89,488	9,212	11,063
Units purchased	24,822	9,838	-	-	528	1,856	-	-
Units redeemed	(186,001)	(194,005)	(18)	(277)	(15,139)	(16,006)	(2,430)	(1,851)

Ending units	1,194,445	1,355,624	319	337	60,727	75,338	6,782	9,212

	OVIGS		OVGS		OVGSS		OVGIS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(30)	(131)	(379)	(23)	(14,343)	(12,297)	(5,032)	(11,096)
Realized gain (loss) on investments	881	(53)	339	(6,734)	58,919	257,907	177,561	198,616
Change in unrealized gain (loss) on investments	9,798	(2,630)	66,674	(10,047)	1,022,491	(557,832)	348,474	(302,016)
Reinvested capital gains	-	1,049	-	13,830	-	230,965	71,043	503,781

Net increase (decrease) in contract owners’ equity resulting from operations	10,649	(1,765)	66,634	(2,974)	1,067,067	(81,257)	592,046	389,285

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,318	89	65	20,234	4,820	85,994	18,933
Transfers between funds	11,993	7,381	32,662	(10,076)	(119,225)	(217,138)	(23,306)	(164,009)
Redemptions (note 3)	(8,400)	(2,038)	(5,217)	(22,683)	(400,325)	(379,609)	(413,907)	(684,847)
Annuity benefits	-	-	-	-	(1,666)	(1,410)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(136)	(112)	-	(8)
Adjustments to maintain reserves	(1)	(8)	2	34	(287)	(81)	(134)	(181)

Net equity transactions	3,592	11,653	27,536	(32,660)	(501,405)	(593,530)	(351,353)	(830,112)

Net change in contract owners’ equity	14,241	9,888	94,170	(35,634)	565,662	(674,787)	240,693	(440,827)
Contract owners’ equity beginning of period	52,607	42,719	190,245	225,879	3,240,170	3,914,957	3,945,367	4,386,194

Contract owners’ equity end of period	$66,848	52,607	284,415	190,245	3,805,832	3,240,170	4,186,060	3,945,367

CHANGES IN UNITS:
Beginning units	5,921	4,631	7,872	9,251	139,347	166,416	184,565	225,918
Units purchased	2,231	1,515	1,171	36	1,469	1,464	10,413	5,143
Units redeemed	(2,134)	(225)	(350)	(1,415)	(19,367)	(28,533)	(24,599)	(46,496)

Ending units	6,018	5,921	8,693	7,872	121,449	139,347	170,379	184,565

	OVSC		OVSCS		OVSB		OVSBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,041)	(1,960)	(2,850)	(4,664)	1,677	5,191	27,118	122,436
Realized gain (loss) on investments	24,644	14,798	(4,463)	3,872	(971)	(6,790)	(17,636)	(30,654)
Change in unrealized gain (loss) on investments	459	31,833	37,705	44,034	5,978	9,224	139,345	89,090
Reinvested capital gains	16,441	13,388	23,097	19,787	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,503	58,059	53,489	63,029	6,684	7,625	148,827	180,872

Equity transactions:
Purchase payments received from contract owners (note 3)	2,314	2,124	3,242	33,156	1,917	15,137	220,018	105,714
Transfers between funds	(34,041)	27,340	66,317	12,991	(1,132)	(15,931)	(64,397)	(81,676)
Redemptions (note 3)	(14,944)	(37,736)	(72,026)	(226,816)	(6,491)	(50,501)	(610,015)	(663,556)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(16)
Adjustments to maintain reserves	(2)	(19)	(17)	(27)	(35)	(12)	(175)	(113)

Net equity transactions	(46,673)	(8,291)	(2,484)	(180,696)	(5,741)	(51,307)	(454,569)	(639,647)

Net change in contract owners’ equity	(6,170)	49,768	51,005	(117,667)	943	(43,682)	(305,742)	(458,775)
Contract owners’ equity beginning of period	363,815	314,047	421,867	539,534	131,676	175,358	3,288,314	3,747,089

Contract owners’ equity end of period	$357,645	363,815	472,872	421,867	132,619	131,676	2,982,572	3,288,314

CHANGES IN UNITS:
Beginning units	11,073	11,155	23,304	34,671	12,642	17,781	171,043	205,323
Units purchased	929	1,513	4,132	2,922	397	1,601	13,311	8,214
Units redeemed	(2,362)	(1,595)	(4,194)	(14,289)	(930)	(6,740)	(36,310)	(42,494)

Ending units	9,640	11,073	23,242	23,304	12,109	12,642	148,044	171,043

	PMVFAD		PMVLAD		PMVEBD		PVEIB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$588	(144)	1,746	3,038	1,612	1,545	(867)	-
Realized gain (loss) on investments	(3,237)	(8,787)	(18,649)	(10,129)	(53)	2,590	333	-
Change in unrealized gain (loss) on investments	15,540	11,048	19,701	10,216	2,073	(1,209)	13,667	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,891	2,117	2,798	3,125	3,632	2,926	13,133	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	76,497	6,918	-	7,538	(109)	-
Transfers between funds	(28,867)	86,414	88,057	35,643	-	36,981	116,183	-
Redemptions (note 3)	(1,441)	(67,356)	(416,437)	(251,283)	(5,436)	(7,228)	(3,611)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(2)	-	-	-	-	-
Adjustments to maintain reserves	(6)	9	(4)	(11)	(4)	2	1,100	-

Net equity transactions	(30,314)	19,067	(251,889)	(208,733)	(5,440)	37,293	113,563	-

Net change in contract owners’ equity	(17,423)	21,184	(249,091)	(205,608)	(1,808)	40,219	126,696	-
Contract owners’ equity beginning of period	164,817	143,633	967,359	1,172,967	46,138	5,919	-	-

Contract owners’ equity end of period	$147,394	164,817	718,268	967,359	44,330	46,138	126,696	-

CHANGES IN UNITS:
Beginning units	14,640	13,126	83,141	101,142	4,426	634	-	-
Units purchased	1,041	7,307	19,042	6,769	-	7,444	11,590	-
Units redeemed	(3,715)	(5,793)	(40,863)	(24,770)	(496)	(3,652)	(355)	-

Ending units	11,966	14,640	61,320	83,141	3,930	4,426	11,235	-

	PVGOB		PVTIGB		PVTSCB		VWHAS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(4,696)	(896)	1,292	2,056	(144)	122	(3,093)	(2,148)
Realized gain (loss) on investments	45,807	15	6,057	(779)	(290)	2,267	10,644	(55,473)
Change in unrealized gain (loss) on investments	78,209	4,646	11,888	(4,667)	1,291	1,588	(20,987)	161,945
Reinvested capital gains	5,981	-	-	-	1,581	4,580	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	125,301	3,765	19,237	(3,390)	2,438	8,557	(13,436)	104,324

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	528	23,323
Transfers between funds	(254,187)	637,640	-	-	(367)	(91)	(12,693)	207,449
Redemptions (note 3)	(139,857)	(1,209)	(65,288)	(3,849)	(5,365)	(13,050)	(2,773)	(79,645)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(2)	-	-	-	-
Adjustments to maintain reserves	(70)	(5)	1	(11)	(30)	3	(3)	(19)

Net equity transactions	(394,114)	636,426	(65,287)	(3,862)	(5,762)	(13,138)	(14,941)	151,108

Net change in contract owners’ equity	(268,813)	640,191	(46,050)	(7,252)	(3,324)	(4,581)	(28,377)	255,432
Contract owners’ equity beginning of period	640,191	-	89,214	96,466	41,247	45,828	346,781	91,349

Contract owners’ equity end of period	$371,378	640,191	43,164	89,214	37,923	41,247	318,404	346,781

CHANGES IN UNITS:
Beginning units	61,879	-	6,096	6,357	1,511	2,127	44,073	16,595
Units purchased	705	61,996	-	-	-	-	6,210	40,964
Units redeemed	(34,837)	(117)	(3,732)	(261)	(205)	(616)	(8,609)	(13,486)

Ending units	27,747	61,879	2,364	6,096	1,306	1,511	41,674	44,073

	VWHA		WRASP		WFVSCG		PVGIB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,797)	(1,141)	2,430	(3,566)	(1,237)	(1,875)	2,065	823
Realized gain (loss) on investments	(5,425)	(5,076)	(61,478)	(71,590)	(3,151)	(34,867)	10,370	19,782
Change in unrealized gain (loss) on investments	727	62,124	141,453	46,983	24,926	31,925	(20,742)	(8,112)
Reinvested capital gains	-	-	-	-	3,056	11,165	13,813	3,946

Net increase (decrease) in contract owners’ equity resulting from operations	(6,495)	55,907	82,405	(28,173)	23,594	6,348	5,506	16,439

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	1,583	10,000	931	(8,103)	1,583
Transfers between funds	(1,367)	(3,244)	(5,842)	(13,568)	(7,878)	(1,246)	(119,848)	885
Redemptions (note 3)	(9,536)	(4,522)	(69,626)	(303,960)	(27,506)	(170,180)	(5,102)	(30,604)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(4)	-	-	-	-	-
Adjustments to maintain reserves	(14)	(23)	(73)	(50)	26	(107)	8,088	15

Net equity transactions	(10,917)	(7,789)	(75,545)	(315,995)	(25,358)	(170,602)	(124,965)	(28,121)

Net change in contract owners’ equity	(17,412)	48,118	6,860	(344,168)	(1,764)	(164,254)	(119,459)	(11,682)
Contract owners’ equity beginning of period	185,017	136,899	512,617	856,785	111,183	275,437	119,459	131,141

Contract owners’ equity end of period	$167,605	185,017	519,477	512,617	109,419	111,183	-	119,459

CHANGES IN UNITS:
Beginning units	23,189	24,400	36,561	59,145	4,561	12,006	5,338	6,651
Units purchased	-	-	8,394	204	388	798	2	120
Units redeemed	(1,587)	(1,211)	(13,290)	(22,788)	(1,319)	(8,243)	(5,340)	(1,433)

Ending units	21,602	23,189	31,665	36,561	3,630	4,561	-	5,338

	PVTVB
	2017	2016
Investment activity:
Net investment income (loss)	$-	689
Realized gain (loss) on investments	-	(16,654)
Change in unrealized gain (loss) on investments	-	(4,746)
Reinvested capital gains	-	24,965

Net increase (decrease) in contract owners’ equity resulting from operations	-	4,254

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	-	(637,253)
Redemptions (note 3)	-	(21,595)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	(8)
Adjustments to maintain reserves	-	(53)

Net equity transactions	-	(658,909)

Net change in contract owners’ equity	-	(654,655)
Contract owners’ equity beginning of period	-	654,655

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	34,932
Units purchased	-	35
Units redeemed	-	(34,967)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

AB FUNDS

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS International Value Portfolio - Class B (ALVIVB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Kaufmann Fund II - Primary Shares (FVK2)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)

VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Asset Manager Portfolio - Service Class (FAMS)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Initial Class (FBP)

VIP Balanced Portfolio - Service Class (FBS)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Initial Class (FGIP)

VIP Growth & Income Portfolio - Service Class (FGIS)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Mid Cap Portfolio - Initial Class (FMCP)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Money Market Portfolio - Initial Class (FMMP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Portfolio - Service Class 2 (FV2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Value Portfolio - Service Class (FVS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Templeton Foreign Securities Fund - Class 1 (TIF)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

Van Kampen V.I. Value Opportunities Fund - Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI International Growth Fund - Series II Shares (AVIE2)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class II (MSVF2)

U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NVIT Real Estate Fund - Class II (NVRE2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 3.65%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.05%

5% Enhanced Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option (EV)	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	ALVGIB	ALVIVB	ALVPGB	ALVSVB	MLVGA3	DVMCSS	DVSCS

0.95%	$1,005,848	$4,663	$1,008	$2,315	$7,099	$4,509	$355	$378
1.00%	353,548	760	155	1,433	1,871	1,653	-	-
1.05%	93,680	63	-	-	1,487	349	-	-
1.10%	543,365	4,535	387	2,639	8,953	4,554	495	1,667
1.15%	244,640	1,923	586	1,350	2,555	63	8	18
1.20%	100,300	877	28	292	770	218	-	122
1.25%	97,710	2,478	50	-	715	4,614	-	-
1.30%	415,220	751	70	318	220	2,199	-	-
1.35%	42,616	362	-	8	427	155	-	188
1.40%	1,412,802	713	476	640	2,723	449	-	-
1.45%	64,850	255	-	104	125	-	-	-
1.50%	44,708	44	-	47	25	-	-	-
1.55%	77,198	858	156	940	2,717	402	-	-
1.60%	113,267	404	566	2,059	1,757	-	-	-
1.65%	27,517	198	37	38	-	-	-	-
1.70%	18,401	-	264	-	569	-	-	-
1.75%	11,014	245	6	-	163	-	-	-
1.80%	12,720	-	37	-	594	-	-	-
1.85%	2,652	223	-	-	-	-	-	-
1.95%	1,965	-	-	-	-	-	-	-
2.00%	14,277	-	-	3,612	-	-	-	-
2.15%	5,703	758	144	-	310	-	-	-

Totals	$4,704,001	$20,110	$3,970	$15,795	$33,080	$19,165	$858	$2,373

	DSIF	DSIFS	DSRG	ETVFR	FCA2S	FHIBS	FVK2	FQB

0.95%	$2,195	$6,204	$34	$151	$2,027	$4,565	$113	$3,218
1.00%	-	331	-	136	132	995	-	-
1.05%	-	-	-	26	-	56	-	-
1.10%	3,729	5,532	827	20	1,290	6,634	563	10,088
1.15%	82	1,753	-	101	1,093	4,923	-	-
1.20%	103	336	-	-	374	743	83	8
1.25%	-	2,386	-	-	89	446	-	-
1.30%	-	406	-	28	55	937	-	-
1.35%	432	335	-	-	186	284	61	889
1.40%	-	1,052	-	-	40	1,790	-	14
1.45%	-	694	-	-	-	5	-	-
1.50%	107	-	-	-	-	2	379	373
1.55%	-	1,690	-	-	-	662	-	196
1.60%	-	749	-	-	374	1,569	-	-
1.65%	-	-	-	-	21	105	-	-
1.70%	-	-	-	-	-	845	-	-
1.75%	-	-	-	-	-	5	-	-
1.80%	-	77	-	-	-	80	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$6,648	$21,545	$861	$462	$5,681	$24,646	$1,199	$14,786

	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS	FAMG2	FAMP

0.95%	$3,822	$-	$3,820	$-	$-	$2,335	$2,182	$-
1.00%	8,976	-	1,629	-	-	2,550	1,518	-
1.05%	36	-	88	-	-	9	2	-
1.10%	4,250	-	1,825	-	-	68	10	-
1.15%	1,233	-	1,109	-	-	-	-	-
1.20%	1,436	-	1,688	-	-	49	12	-
1.25%	791	-	1,099	-	-	24	37	-
1.30%	1,805	18,091	668	11,086	2,872	-	-	2,314
1.35%	477	-	273	-	-	-	-	-
1.40%	3,051	96,220	658	70,194	12,408	386	12	24,307
1.45%	-	1,814	315	761	7	-	92	513
1.50%	-	4,018	49	3,562	168	-	-	-
1.55%	251	-	903	-	-	-	23	-
1.60%	1,011	-	93	-	-	-	120	-
1.65%	28	-	183	-	-	-	-	-
1.70%	60	-	197	-	-	-	-	-
1.75%	290	-	112	-	-	-	-	-
1.80%	78	-	-	-	-	-	-	-
1.85%	-	-	36	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$27,595	$120,143	$14,745	$85,603	$15,455	$5,421	$4,008	$27,134

	FAMS	FAM2	FBP	FBS	FB2	FDCA2	FDCAS	FEIS

0.95%	$5,139	$3,730	$-	$11,736	$2,494	$4,035	$1,772	$36,762
1.00%	4,828	2,012	-	8,470	3,461	867	100	16,918
1.05%	3,102	-	-	644	624	627	89	8,125
1.10%	-	149	-	443	5,069	3,634	-	9,207
1.15%	-	376	-	-	969	248	-	-
1.20%	-	177	-	-	61	321	73	642
1.25%	-	86	-	-	1,241	1,748	-	60
1.30%	-	-	21,426	-	2	-	-	115
1.35%	-	-	-	-	67	86	-	2,608
1.40%	-	-	131,996	-	1,389	595	-	1,105
1.45%	-	84	1,143	-	105	-	-	2,099
1.50%	-	-	3,837	-	-	425	-	395
1.55%	-	-	-	-	-	55	-	-
1.60%	-	-	-	-	627	8	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	2,131	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$13,069	$6,614	$158,402	$21,293	$16,109	$14,780	$2,034	$78,036

	FEI2	FGIP	FGIS	FGI2	FGP	FGS	FG2	FHIS

0.95%	$30,361	$-	$24,339	$13,907	$-	$45,256	$27,543	$14,716
1.00%	5,029	-	17,366	3,356	-	28,263	8,558	8,213
1.05%	42	-	8,680	1,182	-	9,311	671	2,710
1.10%	21,190	-	-	6,510	-	583	16,118	283
1.15%	11,821	-	-	1,420	-	-	6,255	-
1.20%	3,811	-	87	1,737	-	560	3,505	39
1.25%	4,696	-	467	2,847	-	428	1,094	-
1.30%	3,691	10,753	15	1,949	30,288	21	525	-
1.35%	1,768	-	-	407	-	-	1,286	-
1.40%	4,461	52,879	-	1,915	91,876	-	4,360	-
1.45%	302	1,838	-	333	4,059	-	622	1,146

1.50%	373	1,492	-	-	6,978	615	467	543
1.55%	4,659	-	-	329	-	-	1,999	-
1.60%	1,565	-	-	2,511	-	-	1,030	-
1.65%	1,645	-	-	-	-	387	378	-
1.70%	2,395	-	-	-	-	-	1,043	-
1.75%	278	-	-	462	-	-	348	-
1.80%	417	-	-	-	-	-	173	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	407	-	-	418	-	-	-	-

Totals	$98,911	$66,962	$50,954	$39,283	$133,201	$85,424	$75,975	$27,650

	FHI2	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP

0.95%	$8,267	$56,287	$18,896	$-	$43,207	$50,349	$5,753	$-
1.00%	1,627	37,692	12,309	-	12,917	10,984	1,757	-
1.05%	1,003	7,543	6,751	-	4,801	327	584	-
1.10%	5,973	10,459	5,639	-	112	34,136	626	-
1.15%	3,676	1,542	874	-	-	7,141	278	-
1.20%	1,061	1,004	693	-	707	5,904	53	-
1.25%	248	570	5	-	155	2,088	-	-
1.30%	283	21,564	9,128	33,072	-	2,542	8,265	15,985
1.35%	105	4	-	-	-	1,925	-	-
1.40%	1,052	112,160	42,332	-	-	9,227	22,373	72,880
1.45%	-	4,801	2,473	-	1,858	1,235	214	650
1.50%	130	3,144	-	-	-	817	2,267	1,024
1.55%	3,134	563	246	-	-	5,694	-	-
1.60%	91	-	-	-	-	1,352	-	-
1.65%	39	648	-	-	329	668	-	-
1.70%	22	422	67	-	-	719	-	-
1.75%	-	-	-	-	-	675	-	-
1.80%	115	-	-	-	-	1,171	-	-
1.85%	-	-	-	-	55	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	528	-	-

Totals	$26,826	$258,403	$99,413	$33,072	$64,141	$137,482	$42,170	$90,539

	FOS	FO2	FV2	FVSS	FVS	FTVRDI	TIF	FTVFA2

0.95%	$9,633	$8,665	$820	$685	$1,706	$1,352	$19	$1,001
1.00%	4,026	4,053	-	-	609	-	-	504
1.05%	675	14	197	-	43	-	50	-
1.10%	717	4,726	1,926	333	-	8,583	950	1,339
1.15%	-	461	-	-	-	219	-	1,551
1.20%	64	1,124	26	-	-	51	-	95
1.25%	63	162	-	-	-	-	-	-
1.30%	9	1,846	-	-	-	73	-	50
1.35%	-	129	136	-	-	612	41	-
1.40%	-	1,275	591	-	-	3	-	864
1.45%	1,740	-	247	-	-	-	-	-
1.50%	-	312	-	-	-	-	-	-
1.55%	-	1,076	-	-	-	-	-	792
1.60%	-	68	-	-	-	-	-	-
1.65%	-	133	-	-	-	-	-	-
1.70%	-	149	-	-	-	-	-	-
1.75%	-	116	11	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	197	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	36	-	-	-	-	-	-

2.15%	-	176	-	-	-	-	-	-

Totals	$16,927	$24,718	$3,954	$1,018	$2,358	$10,893	$1,060	$6,196

	ACEG2	ACC2	AVGI	AVCE2	AVIE2	AVMCCI	IVKMG1	IVKMG2

0.95%	$6,554	$10,111	$79	$985	$655	$2	$-	$210
1.00%	381	1,875	-	409	-	-	-	63
1.05%	-	-	-	-	-	-	-	-
1.10%	3,910	11,801	303	1,542	169	1,120	118	278
1.15%	1,650	3,459	-	394	407	12	-	-
1.20%	371	1,130	-	26	106	-	-	946
1.25%	1,613	2,567	-	171	-	-	-	-
1.30%	1,660	1,541	-	170	53	-	-	-
1.35%	246	705	111	-	53	186	-	14
1.40%	1,045	5,354	-	1,411	-	-	-	5
1.45%	29	18	-	96	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	938	1,052	-	158	-	-	-	-
1.60%	475	908	-	488	7	-	-	-
1.65%	63	212	-	-	30	-	-	-
1.70%	25	153	-	-	-	-	-	-
1.75%	475	943	-	263	49	-	-	-
1.80%	141	73	-	251	1	-	-	-
1.85%	236	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	219	-	-	-	-	-	-

Totals	$19,812	$42,121	$493	$6,364	$1,530	$1,320	$118	$1,516

	LZREMS	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2

0.95%	$146	$3,898	$3,994	$3,141	$7,546	$2,527	$1,208	$574
1.00%	240	-	424	144	1,841	-	1	474
1.05%	-	162	-	-	721	45	-	-
1.10%	386	2,174	3,559	3,088	5,774	1,777	349	101
1.15%	4	2,434	562	2,740	2,251	3,033	437	-
1.20%	-	612	1,402	657	860	54	12	268
1.25%	-	259	1,923	252	15	196	-	-
1.30%	90	188	116	631	2,227	294	70	-
1.35%	-	45	287	70	258	-	-	-
1.40%	-	797	1,494	1,278	1,352	394	-	-
1.45%	-	14	19	-	-	370	-	-
1.50%	-	-	4	3	55	-	47	-
1.55%	-	388	2,495	403	1,233	-	239	-
1.60%	-	287	67	391	1,091	53	-	-
1.65%	-	178	212	297	-	-	-	-
1.70%	-	1,488	-	-	-	-	-	-
1.75%	-	41	196	-	601	-	8	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	211	-	-	-	-	-
1.95%	-	-	89	-	355	-	-	-
2.00%	-	-	-	-	3,898	66	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$866	$12,965	$17,054	$13,095	$30,078	$8,809	$2,371	$1,417

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM2	NVIE6

0.95%	$12,731	$2,499	$6,333	$15,469	$1,954	$265	$4,837	$729
1.00%	4,599	660	3,102	1,802	1,168	-	1,324	54
1.05%	2,018	133	212	232	295	-	69	-
1.10%	10,167	519	2,791	4,867	1,297	1,064	1,346	303
1.15%	607	242	621	346	1,744	-	924	-

1.20%	690	224	87	66	201	19	1,866	59
1.25%	20	-	94	180	-	-	44	-
1.30%	2,981	40	1,828	79	249	-	674	150
1.35%	1,807	230	181	888	182	23	244	-
1.40%	2,736	492	1,930	2,523	334	-	2,090	112
1.45%	-	-	-	-	-	-	23	23
1.50%	-	306	-	161	-	-	-	-
1.55%	-	-	28	418	14	-	836	58
1.60%	-	25	387	-	-	-	198	-
1.65%	-	-	60	63	-	-	1	-
1.70%	-	-	-	-	-	-	-	-
1.75%	59	-	-	-	-	-	4	-
1.80%	-	1,122	530	1,339	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$38,415	$6,492	$18,184	$28,433	$7,438	$1,371	$14,480	$1,488

	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.95%	$557	$-	$-	$509	$1,295	$788	$-	$2,285
1.00%	13	-	128	-	-	-	1,296	3,329
1.05%	-	-	-	-	589	-	-	-
1.10%	2	176	7	33	4,872	114	1,153	2,719
1.15%	-	-	-	13,093	357	5,508	106	4,902
1.20%	-	-	-	106	-	-	-	-
1.25%	-	-	-	-	-	-	-	82
1.30%	-	-	-	-	-	-	-	6,612
1.35%	-	-	-	-	-	-	179	-
1.40%	-	-	-	-	-	-	26	174
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	473	-
1.55%	-	-	-	-	-	-	-	-
1.60%	182	-	-	-	227	-	-	-
1.65%	-	-	-	-	-	445	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$754	$176	$135	$13,741	$7,340	$6,855	$3,233	$20,103

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA

0.95%	$631	$142	$-	$1,522	$1,689	$40	$19,597	$8,553
1.00%	-	1,704	-	983	-	-	2,534	47
1.05%	-	-	-	719	-	-	391	2,309
1.10%	892	87	39	994	1,307	264	7,919	4,892
1.15%	-	-	-	-	584	-	3,159	2,040
1.20%	-	273	50	8	48	41	1,390	1,559
1.25%	-	-	-	-	-	-	3,509	1,534
1.30%	-	-	-	134	710	46	729	354
1.35%	-	-	-	-	-	-	2,061	551
1.40%	-	1,169	-	1,906	67	59	4,336	3,454
1.45%	-	-	-	-	-	-	165	744
1.50%	-	-	-	-	-	-	1	-
1.55%	-	-	-	56	34	-	1,072	950
1.60%	109	2,392	-	-	-	-	1,124	3,268
1.65%	-	-	-	-	-	4	417	7,656

1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	178	-
1.80%	-	-	-	-	-	-	-	267
1.85%	-	-	-	-	-	-	113	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$1,632	$5,767	$89	$6,322	$4,439	$454	$48,695	$38,178

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2

0.95%	$1,708	$1	$7,987	$55,869	$40,040	$13,245	$757	$9,012
1.00%	-	218	1,134	4,924	1,246	1,723	-	2,552
1.05%	-	-	382	1,262	268	701	-	3,946
1.10%	5,688	54	7,993	46,380	20,070	17,288	3,114	3,672
1.15%	-	32	10,173	51,517	13,811	11,645	-	1,511
1.20%	68	5	10,617	10,651	6,948	2,804	-	1,215
1.25%	-	-	147	9,976	30,030	3,253	-	212
1.30%	186	-	6,784	26,708	2,760	6,711	-	1,279
1.35%	270	15	754	5,485	3,230	605	216	671
1.40%	123	-	4,916	41,005	20,501	10,970	-	1,115
1.45%	-	-	4	11,315	6,552	959	-	1,603
1.50%	-	-	-	845	460	1,475	369	-
1.55%	-	24	5,507	9,988	2,425	349	-	528
1.60%	-	-	414	41,494	12,910	11,143	-	3,171
1.65%	-	-	2,040	2,613	2,210	889	-	-
1.70%	-	-	-	1,052	1,915	1,690	-	-
1.75%	-	59	13	169	1,042	1,647	-	649
1.80%	-	-	37	1,914	2,764	-	-	-
1.85%	457	-	-	605	194	205	-	-
1.95%	-	-	-	397	96	-	-	-
2.00%	-	-	-	-	-	-	-	1,078
2.15%	-	-	336	-	-	409	-	525

Totals	$8,500	$408	$59,238	$324,169	$169,472	$87,711	$4,456	$32,739

	SAM	NVMIG6	GVDIVI	GVDIV2	NVMLG2	NVMLV2	NVMMG2	NVMMV2

0.95%	$54,619	$-	$-	$1,750	$38	$8,689	$231	$1,061
1.00%	7,043	-	-	146	-	2,581	152	1,629
1.05%	745	-	-	-	-	885	-	27
1.10%	39,098	185	342	943	180	3,391	389	227
1.15%	15,064	-	-	472	62	1,643	-	12
1.20%	5,757	-	-	50	-	1,189	-	-
1.25%	2,038	-	-	-	-	270	44	-
1.30%	2,055	37	-	-	37	735	-	-
1.35%	1,412	-	-	61	-	257	1	1
1.40%	2,670	-	-	63	-	4,190	-	62
1.45%	1,523	-	-	-	-	-	-	-
1.50%	297	-	-	15	-	-	-	-
1.55%	319	-	-	24	-	980	-	-
1.60%	1,182	-	-	-	-	4,107	-	414
1.65%	60	-	-	-	-	341	-	-
1.70%	319	-	-	-	-	59	-	-
1.75%	270	-	-	-	-	346	-	-
1.80%	3	-	-	-	-	240	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$134,474	$222	$342	$3,524	$317	$29,903	$817	$3,433

	SCGF2	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2

0.95%	$1,486	$131	$3,403	$1,483	$3,842	$372	$4,637	$141,708
1.00%	104	-	268	-	165	26	-	72,871
1.05%	104	-	65	-	-	-	-	16,744
1.10%	1,165	718	1,343	1,785	3,016	520	6,900	49,955
1.15%	812	-	1,656	-	766	-	-	13,057
1.20%	60	-	589	-	912	-	-	10,083
1.25%	271	-	331	-	180	-	-	5,721
1.30%	-	-	439	-	477	-	124,426	8,223
1.35%	107	-	148	11	-	-	966	3,972
1.40%	808	-	671	-	930	-	494,601	14,121
1.45%	-	-	11	-	-	-	5,978	4,449
1.50%	-	-	-	75	15	-	5,888	1,686
1.55%	212	-	673	-	2,745	27	-	10,241
1.60%	188	-	735	-	38	-	-	6,249
1.65%	49	-	20	-	2	-	-	3,025
1.70%	-	-	1,488	-	35	-	-	3,340
1.75%	30	-	77	-	206	-	-	464
1.80%	-	-	5	-	253	-	-	372
1.85%	-	-	-	-	-	-	-	120
1.95%	-	-	-	-	116	-	-	685
2.00%	-	-	-	-	-	-	-	-
2.15%	728	-	-	-	-	-	-	531

Totals	$6,124	$849	$11,922	$3,354	$13,698	$945	$643,396	$367,617

	NVTIV3	NVRE2	AMSRS	OVIGS	OVGS	OVGSS	OVGIS	OVSC

0.95%	$-	$5,640	$1,301	$80	$802	$9,489	$12,890	$207
1.00%	-	128	541	-	-	2,882	871	-
1.05%	-	107	-	-	-	268	-	162
1.10%	56	1,356	37	394	1,253	10,910	12,257	3,303
1.15%	-	409	-	-	33	5,978	3,970	-
1.20%	-	344	-	-	1	1,152	2,528	1
1.25%	-	101	179	-	-	993	2,195	-
1.30%	-	18	-	-	-	1,540	1,883	-
1.35%	-	107	-	-	109	571	1,019	46
1.40%	-	2,069	59	-	-	2,255	3,718	-
1.45%	-	-	-	-	-	126	1,085	-
1.50%	-	15	-	-	230	-	3	-
1.55%	-	100	-	-	-	2,914	1,299	-
1.60%	-	-	-	-	-	722	1,004	-
1.65%	-	2	-	-	-	554	715	-
1.70%	-	-	-	-	-	-	33	-
1.75%	-	226	-	-	-	15	129	-
1.80%	-	400	-	-	-	-	247	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	227	-	-
2.00%	-	-	-	-	-	-	2,287	-
2.15%	-	-	-	-	-	-	214	-

Totals	$56	$11,022	$2,117	$474	$2,428	$40,596	$48,347	$3,719

	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PMVEBD	PVEIB	PVGOB

0.95%	$197	$428	$9,760	$660	$2,923	$-	$154	$572
1.00%	133	-	1,859	162	3,105	95	-	254
1.05%	-	-	134	-	42	-	-	-
1.10%	2,358	939	6,824	126	2,493	9	287	1,463
1.15%	461	-	5,735	-	-	4	142	47
1.20%	1,129	-	1,631	-	57	-	18	388
1.25%	-	-	429	-	45	-	-	149
1.30%	-	-	4,186	-	-	62	266	1,083
1.35%	-	15	390	-	134	-	-	172

1.40%	173	4	1,145	599	1,705	-	-	872
1.45%	-	-	69	-	-	-	-	-
1.50%	-	-	123	-	372	-	-	95
1.55%	-	-	314	-	-	455	-	65
1.60%	-	-	1,436	-	-	-	-	-
1.65%	-	-	522	-	-	-	-	-
1.70%	-	-	52	-	-	-	-	-
1.75%	-	-	144	-	-	-	-	-
1.80%	-	-	19	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	1,169	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$5,620	$1,386	$34,772	$1,547	$10,876	$625	$867	$5,160

	PVTIGB	PVTSCB	VWHAS	VWHA	WRASP	WFVSCG	PVGIB

0.95%	$118	$127	$2,567	$257	$1,633	$403	$93
1.00%	-	-	203	682	1,023	175	-
1.05%	-	-	-	-	32	-	-
1.10%	617	192	291	412	1,959	211	158
1.15%	-	-	-	-	306	1	77
1.20%	-	-	-	-	25	3	10
1.25%	-	-	-	-	-	-	-
1.30%	-	-	32	-	55	29	161
1.35%	159	103	-	-	37	-	-
1.40%	-	-	-	446	7	-	-
1.45%	-	-	-	-	41	-	-
1.50%	-	-	-	-	102	-	-
1.55%	-	-	-	-	292	-	-
1.60%	-	-	-	-	12	415	-
1.65%	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-

Totals	$894	$422	$3,093	$1,797	$5,524	$1,237	$499

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $1,215,220 and $1,392,738, respectively, and total transfers from the Separate Account to the fixed account were $5,132,602 and $8,125,385, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $145,093 and $341,578 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and December 31, 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$402,362,916	$-	$-	$402,362,916

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Growth and Income Portfolio - Class B (ALVGIB)	$169,627	$301,483
VPS International Value Portfolio - Class B (ALVIVB)	6,358	31,409
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	364,727	313,203
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	197,626	428,216
Global Allocation V.I. Fund - Class III (MLVGA3)	55,362	509,513
Mid Cap Stock Portfolio - Service Shares (DVMCSS)	3,092	16,904
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	16,541	49,400
Stock Index Fund, Inc. - Initial Shares (DSIF)	77,691	211,640
Stock Index Fund, Inc. - Service Shares (DSIFS)	317,800	137,453
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	6,035	1,833
Floating-Rate Income Fund (ETVFR)	1,769	26,075
Managed Tail Risk Fund II - Service Shares (FCA2S)	10,576	37,690
High Income Bond Fund II - Service Shares (FHIBS)	168,098	419,730
Kaufmann Fund II - Primary Shares (FVK2)	10,774	17,093
Quality Bond Fund II - Primary Shares (FQB)	530,971	472,936
Quality Bond Fund II - Service Shares (FQBS)	151,566	1,470,817
Equity-Income Portfolio - Initial Class (FEIP)	434,428	1,702,669
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	359,993	438,625
High Income Portfolio - Initial Class (FHIP)	534,137	1,196,628
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)	310,809	420,963
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)	78,384	95,656
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)	56,721	33,652
VIP Asset Manager Portfolio - Initial Class (FAMP)	258,400	257,995
VIP Asset Manager Portfolio - Service Class (FAMS)	177,850	252,687
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	85,672	22,408
VIP Balanced Portfolio - Initial Class (FBP)	640,215	1,622,321
VIP Balanced Portfolio - Service Class (FBS)	114,367	272,285
VIP Balanced Portfolio - Service Class 2 (FB2)	107,223	591,538

VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)	$90,717	$435,856
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)	14,917	11,826
VIP Equity-Income Portfolio - Service Class (FEIS)	503,910	1,189,871
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	865,369	2,320,402
VIP Growth & Income Portfolio - Initial Class (FGIP)	267,463	696,988
VIP Growth & Income Portfolio - Service Class (FGIS)	244,098	796,022
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	165,780	363,102
VIP Growth Portfolio - Initial Class (FGP)	1,068,930	1,441,190
VIP Growth Portfolio - Service Class (FGS)	694,272	1,180,500
VIP Growth Portfolio - Service Class 2 (FG2)	639,109	1,139,969
VIP High Income Portfolio - Service Class (FHIS)	151,285	532,075
VIP High Income Portfolio - Service Class 2 (FHI2)	177,831	488,307
VIP Index 500 Portfolio - Initial Class (FIP)	961,664	2,507,651
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	447,804	1,303,714
VIP Mid Cap Portfolio - Initial Class (FMCP)	154,915	323,520
VIP Mid Cap Portfolio - Service Class (FMCS)	342,791	605,644
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	839,663	1,819,288
VIP Money Market Portfolio - Initial Class (FMMP)	1,065,667	1,781,628
VIP Overseas Portfolio - Initial Class (FOP)	272,459	811,140
VIP Overseas Portfolio - Service Class (FOS)	39,790	162,991
VIP Overseas Portfolio - Service Class 2 (FO2)	83,293	516,025
VIP Value Portfolio - Service Class 2 (FV2)	14,371	48,877
VIP Value Strategies Portfolio - Service Class (FVSS)	25,745	3,935
VIP Value Portfolio - Service Class (FVS)	9,931	6,835
Rising Dividends Securities Fund - Class 1 (FTVRDI)	136,389	176,720
Templeton Foreign Securities Fund - Class 1 (TIF)	2,719	7,332
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	93,968	36,552
VI American Franchise Fund - Series II Shares (ACEG2)	179,951	196,155
VI Comstock Fund - Series II Shares (ACC2)	228,810	565,478
VI Core Equity Fund - Series I Shares (AVGI)	2,779	2,029
VI Core Equity Fund - Series II Shares (AVCE2)	31,889	94,563
VI International Growth Fund - Series II Shares (AVIE2)	1,818	3,339
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)	2,823	27,839
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	684	892
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	25,842	4,842
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	54,085	44,561
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	74,308	218,882
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)	135,747	292,695
New Discovery Series - Service Class (MNDSC)	23,508	253,532
Value Series - Service Class (MVFSC)	532,073	594,376
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	88,186	314,243
Core Plus Fixed Income Portfolio - Class II (MSVF2)	75,434	63,411
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	38,033	72,425
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	792,031	564,728
American Funds NVIT Bond Fund - Class II (GVABD2)	18,804	216,243
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	327,235	452,752
American Funds NVIT Growth Fund - Class II (GVAGR2)	403,550	914,178
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	116,164	30,973
Federated NVIT High Income Bond Fund - Class I (HIBF)	5,399	98,543
NVIT Emerging Markets Fund - Class II (GEM2)	46,108	118,702
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	4,587	86,873
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	28,507	14,918
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	1,612	9,604
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	1,402	1,031
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	97,896	57,406
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	43,257	73,426
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	49,023	35,054
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	37,089	65,299
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	138,117	156,962
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	56,645	15,568

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	$22,422	$155,214
NVIT Core Bond Fund - Class I (NVCBD1)	728	90
NVIT Core Bond Fund - Class II (NVCBD2)	46,451	437,315
NVIT Core Plus Bond Fund - Class II (NVLCP2)	28,044	254,866
NVIT Nationwide Fund - Class II (TRF2)	308	13,333
NVIT Government Bond Fund - Class I (GBF)	316,190	957,928
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	304,089	195,327
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	313,468	322,792
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	17,094	28,090
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	233,418	681,853
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,021,086	3,983,489
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,300,393	1,898,180
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	484,803	957,217
NVIT Mid Cap Index Fund - Class I (MCIF)	78,655	89,438
NVIT Mid Cap Index Fund - Class II (MCIF2)	271,012	380,234
NVIT Money Market Fund - Class I (SAM)	4,419,813	4,663,962
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	5,621	241
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	854	783
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	9,998	46,247
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	7,123	20,086
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	175,552	426,946
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	59,421	51,136
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	33,094	57,306
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	28,447	296,434
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	4,171	8,454
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	79,868	147,019
NVIT Multi-Manager Small Company Fund - Class I (SCF)	23,572	90,043
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	100,739	120,958
NVIT Short Term Bond Fund - Class II (NVSTB2)	75,248	47,902
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,576,025	7,383,533
NVIT Large Cap Growth Fund - Class II (NVOLG2)	1,131,802	4,971,147
Templeton NVIT International Value Fund - Class III (NVTIV3)	105	358
NVIT Real Estate Fund - Class II (NVRE2)	39,390	230,631
Socially Responsive Portfolio - I Class Shares (AMSRS)	7,295	64,967
International Growth Fund/VA - Service Shares (OVIGS)	24,936	21,380
Global Securities Fund/VA - Non-Service Shares (OVGS)	39,787	12,694
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	59,989	575,837
Main Street Fund(R)/VA - Service Class (OVGIS)	261,352	546,881
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	49,891	81,225
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	102,641	84,931
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	5,523	9,587
Global Strategic Income Fund/VA - Service Shares (OVSBS)	270,275	697,874
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	14,889	44,657
Low Duration Portfolio - Advisor Class (PMVLAD)	234,687	484,925
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	2,237	6,074
VT Equity Income Fund: Class IB (PVEIB)	125,475	12,776
VT Growth Opportunities Fund: Class IB (PVGOB)	15,851	408,693
VT International Equity Fund: Class IB (PVTIGB)	2,186	66,235
VT Small Cap Value Fund: Class IB (PVTSCB)	1,859	6,194
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	45,124	63,192
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	-	12,753
Variable Insurance Portfolios - Asset Strategy (WRASP)	129,601	202,750
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	13,053	36,679
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	16,410	125,524

	$32,917,123	$70,206,684

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Growth and Income Portfolio - Class B (ALVGIB)
2017	0.95%	to	1.85%	70,036	$25.94	to	$22.44	$1,760,193	1.21%	17.47%	to	16.41%
2016	0.95%	to	2.15%	82,758	22.08	to	18.42	1,763,718	0.82%	10.02%	to	8.69%
2015	0.95%	to	2.15%	99,036	20.07	to	16.95	1,922,312	1.15%	0.46%	to	-0.75%
2014	0.95%	to	2.15%	121,141	19.98	to	17.08	2,352,952	1.09%	8.25%	to	6.94%
2013	0.95%	to	2.15%	140,316	18.45	to	15.97	2,525,814	1.14%	33.31%	to	31.70%
VPS International Value Portfolio - Class B (ALVIVB)
2017	0.95%	to	1.80%	16,588	21.47	to	18.72	342,425	1.94%	23.91%	to	22.85%
2016	0.95%	to	2.15%	18,176	17.32	to	14.45	301,032	1.05%	-1.74%	to	-2.93%
2015	0.95%	to	2.15%	21,773	17.63	to	14.89	365,506	2.18%	1.43%	to	0.20%
2014	0.95%	to	2.15%	24,981	17.38	to	14.86	415,279	3.28%	-7.35%	to	-8.47%
2013	0.95%	to	2.15%	27,261	18.76	to	16.23	491,128	5.53%	21.56%	to	20.09%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2017	0.95%	to	2.00%	50,013	26.50	to	22.38	1,250,101	0.00%	30.43%	to	29.05%
2016	0.95%	to	1.65%	48,231	20.32	to	18.29	946,130	0.00%	1.38%	to	0.67%
2015	0.95%	to	1.65%	43,631	20.04	to	18.17	845,072	0.00%	9.80%	to	9.03%
2014	0.95%	to	1.65%	45,639	18.25	to	16.66	807,611	0.00%	12.76%	to	11.96%
2013	0.95%	to	1.65%	56,707	16.19	to	14.88	894,674	0.00%	35.70%	to	34.74%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2017	0.95%	to	1.80%	74,486	40.80	to	35.59	2,944,428	0.24%	11.78%	to	10.82%
2016	0.95%	to	2.15%	84,356	36.50	to	30.45	2,980,413	0.36%	23.61%	to	22.12%
2015	0.95%	to	2.15%	101,663	29.53	to	24.93	2,906,247	0.52%	-6.59%	to	-7.72%
2014	0.95%	to	2.15%	112,116	31.61	to	27.02	3,439,433	0.46%	7.91%	to	6.60%
2013	0.95%	to	2.15%	137,549	29.30	to	25.35	3,921,951	0.42%	36.33%	to	34.68%
Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.95%	to	1.55%	86,640	17.77	to	16.86	1,514,433	1.17%	12.63%	to	11.95%
2016	0.95%	to	1.55%	114,523	15.78	to	15.06	1,784,930	1.07%	2.82%	to	2.20%
2015	0.95%	to	1.60%	146,175	15.35	to	14.69	2,215,679	1.04%	-1.94%	to	-2.59%
2014	0.95%	to	1.60%	140,339	15.65	to	15.08	2,170,823	2.22%	0.96%	to	0.30%
2013	0.95%	to	1.70%	142,150	15.50	to	14.96	2,183,074	0.97%	13.33%	to	12.47%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2017	0.95%	to	1.15%	6,204	13.70	to	13.60	84,777	0.91%	13.95%	to	13.72%
2016	0.95%	to	1.15%	7,442	12.03	to	11.96	89,273	0.83%	14.11%	to	13.88%
2015	0.95%	to	1.15%	7,670	10.54	to	10.50	80,714	0.59%	-3.44%	to	-3.64%
2014	0.95%	to	1.40%	11,061	10.92	to	10.88	120,416	0.00%	9.15%	to	8.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.95%	to	1.35%	5,801	37.62	to	35.32	213,342	0.72%	11.34%	to	10.89%
2016	0.95%	to	1.35%	7,087	33.79	to	31.85	234,572	0.93%	24.54%	to	24.03%
2015	0.95%	to	1.35%	9,079	27.13	to	25.68	241,717	0.77%	-3.26%	to	-3.65%
2014	0.95%	to	1.35%	10,279	28.05	to	26.65	283,037	0.62%	4.12%	to	3.70%
2013	0.95%	to	1.35%	12,180	26.93	to	25.70	322,948	1.23%	39.38%	to	38.82%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.95%	to	1.50%	19,503	29.36	to	26.92	560,302	1.66%	20.39%	to	19.72%
2016	0.95%	to	1.50%	24,961	24.39	to	22.49	598,298	1.99%	10.65%	to	10.04%
2015	0.95%	to	1.50%	29,347	22.04	to	20.44	635,030	1.83%	0.15%	to	-0.41%
2014	0.95%	to	1.50%	29,638	22.01	to	20.52	641,174	1.72%	12.35%	to	11.72%
2013	0.95%	to	1.50%	36,717	19.59	to	18.37	707,651	1.83%	30.77%	to	30.05%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2017	0.95%	to	1.80%	69,346	31.96	to	28.17	2,156,056	1.49%	20.06%	to	19.04%
2016	0.95%	to	1.80%	64,894	26.62	to	23.67	1,684,953	1.75%	10.39%	to	9.44%
2015	0.95%	to	1.80%	72,979	24.12	to	21.62	1,724,940	1.54%	-0.09%	to	-0.95%
2014	0.95%	to	1.80%	74,895	24.14	to	21.83	1,779,961	1.49%	12.03%	to	11.07%
2013	0.95%	to	1.80%	95,774	21.55	to	19.66	2,029,663	1.62%	30.45%	to	29.34%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	0.95%	to	1.10%	3,529	24.08	to	23.52	83,096	1.13%	14.24%	to	14.07%
2016	0.95%	to	1.10%	3,569	21.08	to	20.62	73,680	1.32%	9.33%	to	9.16%
2015	0.95%	to	1.10%	3,820	19.28	to	18.88	72,233	1.11%	-4.11%	to	-4.26%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	0.95%	to	1.10%	4,685	$20.10	to	$19.72	$92,610	1.07%	12.37%	to	12.20%
2013	0.95%	to	1.10%	5,119	17.89	to	17.58	90,206	1.31%	33.07%	to	32.87%
Floating-Rate Income Fund (ETVFR)
2017	0.95%	to	1.30%	3,571	10.77	to	10.63	38,351	3.23%	2.46%	to	2.10%
2016	0.95%	to	1.30%	5,961	10.51	to	10.42	62,534	3.59%	7.91%	to	7.53%
2015	0.95%	to	1.30%	1,710	9.74	to	9.69	16,619	2.87%	-1.93%	to	-2.28%
2014			1.20%	1,982			9.92	19,659	0.84%			-0.81%	****
Managed Tail Risk Fund II - Service Shares (FCA2S)
2017	0.95%	to	1.60%	43,024	12.86	to	11.60	541,089	1.36%	9.62%	to	8.90%
2016	0.95%	to	1.65%	45,424	11.73	to	10.57	521,801	1.55%	-5.39%	to	-6.05%
2015	0.95%	to	1.65%	54,483	12.40	to	11.25	661,836	1.56%	-7.32%	to	-7.98%
2014	0.95%	to	1.70%	60,860	13.38	to	12.15	799,335	1.76%	-2.27%	to	-3.01%
2013	0.95%	to	1.70%	76,109	13.69	to	12.53	1,023,056	0.76%	15.01%	to	14.14%
High Income Bond Fund II - Service Shares (FHIBS)
2017	0.95%	to	1.80%	77,738	27.11	to	23.65	2,039,056	6.56%	5.55%	to	4.65%
2016	0.95%	to	1.80%	92,115	25.69	to	22.60	2,293,641	6.10%	13.44%	to	12.47%
2015	0.95%	to	1.80%	105,531	22.64	to	20.09	2,316,720	5.75%	-3.65%	to	-4.47%
2014	0.95%	to	1.80%	125,472	23.50	to	21.03	2,857,006	5.89%	1.45%	to	0.58%
2013	0.95%	to	1.80%	153,786	23.16	to	20.91	3,465,339	6.92%	5.72%	to	4.81%
Kaufmann Fund II - Primary Shares (FVK2)
2017	0.95%	to	1.50%	4,474	23.51	to	22.51	103,020	0.00%	27.11%	to	26.41%
2016	0.95%	to	1.50%	5,224	18.49	to	17.81	95,052	0.00%	2.68%	to	2.11%
2015	0.95%	to	1.50%	7,514	18.01	to	17.44	133,955	0.00%	5.36%	to	4.78%
2014	0.95%	to	1.50%	8,819	17.10	to	16.64	149,535	0.00%	8.67%	to	8.07%
2013	0.95%	to	1.50%	12,279	15.73	to	15.40	191,594	0.00%	38.79%	to	38.02%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.95%	to	1.55%	79,480	17.02	to	15.49	1,328,508	3.04%	3.05%	to	2.43%
2016	0.95%	to	1.55%	77,840	16.52	to	15.12	1,257,174	3.63%	2.84%	to	2.22%
2015	0.95%	to	1.55%	93,418	16.06	to	14.79	1,469,009	3.92%	-1.19%	to	-1.79%
2014	0.95%	to	1.55%	98,605	16.26	to	15.06	1,570,990	3.89%	2.81%	to	2.18%
2013	0.95%	to	1.55%	117,441	15.81	to	14.74	1,822,405	4.34%	0.08%	to	-0.53%
Quality Bond Fund II - Service Shares (FQBS)
2017	0.95%	to	1.85%	98,393	16.55	to	14.35	1,581,142	3.21%	2.77%	to	1.84%
2016	0.95%	to	1.85%	183,562	16.11	to	14.09	2,879,983	3.46%	2.55%	to	1.62%
2015	0.95%	to	1.85%	207,106	15.71	to	13.87	3,171,400	3.59%	-1.39%	to	-2.28%
2014	0.95%	to	1.85%	238,549	15.93	to	14.19	3,714,240	3.60%	2.53%	to	1.60%
2013	0.95%	to	1.85%	268,308	15.54	to	13.97	4,082,542	4.13%	-0.21%	to	-1.11%
Equity-Income Portfolio - Initial Class (FEIP)
2017	1.30%	to	1.50%	266,402	32.68	to	26.45	8,475,289	1.63%	11.43%	to	11.21%
2016	1.30%	to	1.50%	316,487	29.32	to	23.79	9,025,154	2.25%	16.49%	to	16.25%
2015	1.30%	to	1.50%	348,971	25.17	to	20.46	8,556,669	3.07%	-5.21%	to	-5.41%
2014	1.30%	to	1.50%	394,042	26.56	to	21.63	10,200,435	2.67%	7.30%	to	7.09%
2013	1.30%	to	1.50%	463,618	24.75	to	20.20	11,199,880	2.48%	26.48%	to	26.23%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2017	0.95%	to	1.85%	45,056	28.52	to	24.72	1,248,737	1.18%	17.96%	to	16.89%
2016	0.95%	to	1.85%	62,029	24.18	to	21.15	1,453,285	0.82%	8.24%	to	7.26%
2015	0.95%	to	1.85%	74,615	22.34	to	19.72	1,622,751	0.86%	-4.11%	to	-4.98%
2014	0.95%	to	1.95%	79,068	23.30	to	20.49	1,796,335	0.74%	5.50%	to	4.44%
2013	0.95%	to	1.95%	92,206	22.08	to	19.62	1,983,994	0.68%	28.95%	to	27.65%
High Income Portfolio - Initial Class (FHIP)
2017	1.30%	to	1.50%	296,755	20.27	to	16.60	5,857,714	5.13%	5.55%	to	5.33%
2016	1.30%	to	1.50%	343,791	19.21	to	15.76	6,416,845	5.23%	13.12%	to	12.89%
2015	1.30%	to	1.50%	377,558	16.98	to	13.96	6,238,394	6.48%	-4.88%	to	-5.07%
2014	1.30%	to	1.50%	375,714	17.85	to	14.71	6,558,477	5.35%	-0.16%	to	-0.36%
2013	1.30%	to	1.50%	450,266	17.88	to	14.76	7,879,608	5.49%	4.57%	to	4.36%
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
2017	1.30%	to	1.50%	43,364	25.04	to	20.59	1,064,817	1.15%	17.19%	to	16.95%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	1.30%	to	1.50%	54,615	$21.36	to	$17.61	$1,146,073	1.33%	1.13%	to	0.93%
2015	1.30%	to	1.50%	60,464	21.12	to	17.45	1,255,453	1.22%	-1.22%	to	-1.42%
2014	1.30%	to	1.50%	61,021	21.38	to	17.70	1,283,763	0.96%	4.50%	to	4.29%
2013	1.30%	to	1.50%	80,193	20.46	to	16.97	1,616,561	1.04%	20.82%	to	20.58%
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
2017	0.95%	to	1.40%	27,156	21.36	to	16.56	565,519	1.18%	17.57%	to	17.04%
2016	0.95%	to	1.40%	31,924	18.16	to	14.15	567,386	1.28%	1.37%	to	0.91%
2015	0.95%	to	1.40%	35,452	17.92	to	14.02	622,119	1.05%	-0.98%	to	-1.43%
2014	0.95%	to	1.40%	41,502	18.09	to	14.22	737,526	0.94%	4.75%	to	4.27%
2013	0.95%	to	1.40%	48,850	17.27	to	13.64	831,160	0.61%	21.18%	to	20.63%
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2017	0.95%	to	1.60%	26,473	16.20	to	14.43	425,627	1.05%	17.37%	to	16.60%
2016	0.95%	to	1.60%	28,546	13.81	to	12.37	390,894	1.21%	1.21%	to	0.55%
2015	0.95%	to	1.60%	29,199	13.64	to	12.30	395,258	0.94%	-1.13%	to	-1.78%
2014	0.95%	to	1.60%	30,869	13.80	to	12.53	422,830	0.76%	4.55%	to	3.86%
2013	0.95%	to	1.60%	32,797	13.20	to	12.06	429,903	0.72%	20.93%	to	20.14%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	1.30%	to	1.45%	76,879	25.74	to	21.86	1,935,133	1.83%	12.63%	to	12.45%
2016	1.30%	to	1.45%	86,285	22.86	to	19.44	1,931,202	1.41%	1.73%	to	1.58%
2015	1.30%	to	1.45%	98,691	22.47	to	19.14	2,174,725	1.51%	-1.16%	to	-1.31%
2014	1.30%	to	1.45%	107,603	22.73	to	19.39	2,400,782	1.41%	4.46%	to	4.30%
2013	1.30%	to	1.50%	126,599	21.76	to	18.44	2,704,863	1.58%	14.20%	to	13.97%
VIP Asset Manager Portfolio - Service Class (FAMS)
2017	0.95%	to	1.05%	56,801	22.58	to	22.13	1,272,041	1.71%	12.86%	to	12.75%
2016	0.95%	to	1.05%	67,991	20.01	to	19.63	1,349,741	1.35%	2.03%	to	1.93%
2015	0.95%	to	1.05%	76,295	19.61	to	19.26	1,484,154	1.46%	-0.92%	to	-1.02%
2014	0.95%	to	1.05%	80,520	19.79	to	19.46	1,581,897	1.38%	4.68%	to	4.58%
2013	0.95%	to	1.05%	85,967	18.91	to	18.61	1,614,359	1.39%	14.43%	to	14.32%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2017	0.95%	to	1.45%	38,999	18.00	to	16.46	696,703	1.64%	12.67%	to	12.10%
2016	0.95%	to	1.45%	39,924	15.97	to	14.68	633,306	1.24%	1.87%	to	1.35%
2015	0.95%	to	1.45%	47,172	15.68	to	14.49	731,165	1.36%	-1.01%	to	-1.51%
2014	0.95%	to	1.45%	49,100	15.84	to	14.71	769,485	1.10%	4.54%	to	4.01%
2013	0.95%	to	1.60%	69,032	15.15	to	13.85	1,030,063	1.36%	14.24%	to	13.49%
VIP Balanced Portfolio - Initial Class (FBP)
2017	1.30%	to	1.50%	310,198	38.08	to	25.52	11,421,908	1.44%	14.92%	to	14.68%
2016	1.30%	to	1.50%	346,852	33.14	to	22.25	11,133,449	1.29%	5.87%	to	5.66%
2015	1.30%	to	1.50%	385,859	31.30	to	21.06	11,727,201	1.48%	-0.72%	to	-0.92%
2014	1.30%	to	1.50%	434,666	31.53	to	21.25	13,321,733	1.44%	8.83%	to	8.61%
2013	1.30%	to	1.50%	485,796	28.97	to	19.57	13,696,223	1.46%	18.10%	to	17.86%
VIP Balanced Portfolio - Service Class (FBS)
2017	0.95%	to	1.10%	82,925	26.44	to	21.44	2,180,050	1.36%	15.14%	to	14.97%
2016	0.95%	to	1.10%	92,071	22.96	to	18.65	2,095,202	1.24%	6.14%	to	5.98%
2015	0.95%	to	1.10%	105,527	21.63	to	17.59	2,264,268	1.41%	-0.45%	to	-0.60%
2014	0.95%	to	1.10%	118,246	21.73	to	17.70	2,550,206	1.24%	9.05%	to	8.88%
2013	0.95%	to	1.10%	148,915	19.93	to	16.02	2,946,940	1.31%	18.36%	to	18.07%
VIP Balanced Portfolio - Service Class 2 (FB2)
2017	0.95%	to	1.60%	54,960	22.34	to	19.89	1,194,123	1.08%	15.02%	to	14.26%
2016	0.95%	to	1.60%	79,584	19.43	to	17.41	1,508,912	1.17%	5.97%	to	5.27%
2015	0.95%	to	1.60%	87,296	18.33	to	16.54	1,565,042	1.32%	-0.59%	to	-1.25%
2014	0.95%	to	1.60%	93,094	18.44	to	16.74	1,681,483	1.25%	8.97%	to	8.26%
2013	0.95%	to	1.60%	105,170	16.92	to	15.47	1,743,204	1.22%	18.15%	to	17.37%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2017	0.95%	to	2.00%	67,904	19.88	to	16.55	1,300,360	0.60%	22.33%	to	21.04%
2016	0.95%	to	2.00%	95,588	16.25	to	13.67	1,462,454	0.69%	1.69%	to	0.61%
2015	0.95%	to	2.00%	110,200	15.98	to	13.59	1,669,184	0.59%	0.06%	to	-1.00%
2014	0.95%	to	2.00%	116,427	15.97	to	13.72	1,770,182	0.21%	9.61%	to	8.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2013	0.95%	to	1.60%	104,643	$14.57	to	$13.36	$1,496,792	0.13%	36.94%	to	36.04%
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
2017	0.95%	to	1.20%	11,225	20.43	to	19.56	228,774	0.77%	22.59%	to	22.28%
2016	0.95%	to	1.20%	11,768	16.66	to	15.99	195,656	0.85%	1.78%	to	1.53%
2015	0.95%	to	1.20%	12,070	16.37	to	15.75	197,184	0.72%	0.20%	to	-0.06%
2014	0.95%	to	1.20%	13,050	16.34	to	15.76	212,854	0.39%	9.83%	to	9.55%
2013	0.95%	to	1.20%	14,667	14.88	to	14.39	217,744	0.27%	37.08%	to	36.73%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	0.95%	to	1.50%	295,045	27.33	to	20.35	7,687,349	1.57%	11.74%	to	11.12%
2016	0.95%	to	1.50%	332,738	24.46	to	18.32	7,731,447	2.17%	16.79%	to	16.14%
2015	0.95%	to	1.50%	373,340	20.94	to	15.77	7,446,632	3.02%	-5.00%	to	-5.53%
2014	0.95%	to	1.50%	402,616	22.04	to	16.69	8,468,034	2.64%	7.61%	to	7.02%
2013	0.95%	to	1.50%	462,833	20.48	to	17.43	9,043,001	2.33%	26.80%	to	26.14%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	0.95%	to	1.85%	375,423	23.84	to	20.29	8,679,977	1.43%	11.58%	to	10.57%
2016	0.95%	to	2.15%	453,777	21.37	to	17.44	9,405,063	2.04%	16.59%	to	15.19%
2015	0.95%	to	2.15%	530,119	18.32	to	15.14	9,431,738	2.86%	-5.15%	to	-6.30%
2014	0.95%	to	2.15%	594,958	19.32	to	16.16	11,187,217	2.54%	7.45%	to	6.15%
2013	0.95%	to	2.15%	683,462	17.98	to	15.22	11,964,997	2.15%	26.61%	to	25.08%
VIP Growth & Income Portfolio - Initial Class (FGIP)
2017	1.30%	to	1.50%	144,596	35.46	to	28.66	4,995,427	1.25%	15.38%	to	15.15%
2016	1.30%	to	1.50%	161,747	30.74	to	24.89	4,843,504	1.65%	14.58%	to	14.34%
2015	1.30%	to	1.50%	178,970	26.83	to	21.77	4,685,831	2.03%	-3.54%	to	-3.74%
2014	1.30%	to	1.50%	203,647	27.81	to	22.61	5,530,484	1.67%	9.04%	to	8.81%
2013	1.30%	to	1.50%	238,479	25.51	to	20.78	5,947,450	1.89%	31.83%	to	31.56%
VIP Growth & Income Portfolio - Service Class (FGIS)
2017	0.95%	to	1.30%	183,327	29.17	to	20.54	5,291,380	1.16%	15.67%	to	15.26%
2016	0.95%	to	1.30%	209,101	25.22	to	17.82	5,222,564	1.59%	14.85%	to	14.44%
2015	0.95%	to	1.30%	238,203	21.96	to	15.57	5,183,939	1.90%	-3.28%	to	-3.62%
2014	0.95%	to	1.30%	285,159	22.70	to	16.16	6,419,300	1.50%	9.34%	to	8.95%
2013	0.95%	to	1.30%	353,069	20.76	to	14.83	7,269,011	1.72%	32.19%	to	31.73%
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2017	0.95%	to	1.75%	174,470	21.87	to	18.95	3,715,791	1.08%	15.51%	to	14.58%
2016	0.95%	to	2.15%	189,471	18.93	to	15.45	3,490,603	1.54%	14.71%	to	13.33%
2015	0.95%	to	2.15%	214,214	16.50	to	13.63	3,449,325	1.82%	-3.46%	to	-4.63%
2014	0.95%	to	2.15%	243,776	17.10	to	14.30	4,071,965	1.55%	9.18%	to	7.86%
2013	0.95%	to	2.15%	262,797	15.66	to	13.26	4,028,145	1.58%	31.98%	to	30.39%
VIP Growth Portfolio - Initial Class (FGP)
2017	1.30%	to	1.50%	279,392	37.11	to	30.74	10,079,536	0.22%	33.38%	to	33.11%
2016	1.30%	to	1.50%	308,053	27.82	to	23.09	8,324,436	0.04%	-0.51%	to	-0.71%
2015	1.30%	to	1.50%	337,965	27.97	to	23.26	9,198,505	0.25%	5.78%	to	5.57%
2014	1.30%	to	1.50%	394,918	26.44	to	22.03	10,177,287	0.18%	9.85%	to	9.63%
2013	1.30%	to	1.50%	462,031	24.07	to	20.10	10,844,483	0.28%	34.56%	to	34.29%
VIP Growth Portfolio - Service Class (FGS)
2017	0.95%	to	1.65%	286,803	32.29	to	19.42	9,100,252	0.13%	33.72%	to	32.78%
2016	0.95%	to	1.65%	323,147	24.15	to	14.62	7,666,055	0.00%	-0.24%	to	-0.94%
2015	0.95%	to	1.65%	367,969	24.20	to	14.76	8,766,451	0.16%	6.04%	to	5.29%
2014	0.95%	to	1.65%	411,021	22.83	to	14.02	9,222,102	0.09%	10.13%	to	9.35%
2013	0.95%	to	1.65%	492,685	20.73	to	12.82	10,047,914	0.17%	34.91%	to	33.96%
VIP Growth Portfolio - Service Class 2 (FG2)
2017	0.95%	to	1.85%	444,704	16.79	to	14.29	7,293,298	0.08%	33.54%	to	32.33%
2016	0.95%	to	1.85%	508,025	12.57	to	10.80	6,243,423	0.00%	-0.40%	to	-1.31%
2015	0.95%	to	1.85%	581,589	12.62	to	10.94	7,180,110	0.03%	5.89%	to	4.93%
2014	0.95%	to	1.85%	654,436	11.92	to	10.43	7,636,791	0.00%	9.96%	to	8.96%
2013	0.95%	to	1.85%	740,866	10.84	to	9.57	7,873,933	0.04%	34.71%	to	33.49%
VIP High Income Portfolio - Service Class (FHIS)
2017	0.95%	to	1.50%	150,007	17.52	to	15.56	2,600,525	5.00%	6.06%	to	5.47%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.95%	to	1.50%	178,803	$16.52	to	$14.75	$2,926,836	5.02%	13.29%	to	12.66%
2015	0.95%	to	1.50%	210,183	14.58	to	13.09	3,039,847	6.50%	-4.67%	to	-5.20%
2014	0.95%	to	1.50%	208,487	15.30	to	13.81	3,163,495	5.30%	0.11%	to	-0.44%
2013	0.95%	to	1.50%	248,409	15.28	to	13.87	3,766,338	5.58%	4.87%	to	4.29%
VIP High Income Portfolio - Service Class 2 (FHI2)
2017	0.95%	to	1.80%	128,888	18.15	to	15.59	2,273,654	4.96%	5.90%	to	4.99%
2016	0.95%	to	1.85%	152,038	17.14	to	14.72	2,539,327	5.22%	13.09%	to	12.06%
2015	0.95%	to	1.85%	173,658	15.16	to	13.14	2,566,990	6.75%	-4.78%	to	-5.64%
2014	0.95%	to	1.85%	142,253	15.92	to	13.92	2,220,154	5.43%	-0.05%	to	-0.96%
2013	0.95%	to	1.80%	156,682	15.93	to	14.06	2,448,959	5.15%	4.69%	to	3.74%
VIP Index 500 Portfolio - Initial Class (FIP)
2017	0.95%	to	1.70%	706,961	31.07	to	20.08	23,002,643	1.79%	20.56%	to	19.65%
2016	0.95%	to	1.70%	767,109	25.77	to	16.78	20,707,304	1.45%	10.80%	to	9.96%
2015	0.95%	to	1.70%	822,977	23.26	to	15.26	20,123,483	1.93%	0.37%	to	-0.39%
2014	0.95%	to	1.70%	908,022	23.17	to	15.32	22,232,469	1.58%	12.49%	to	11.64%
2013	0.95%	to	1.70%	1,013,678	20.60	to	13.72	22,128,351	1.79%	30.99%	to	30.00%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2017	0.95%	to	1.70%	366,021	22.23	to	18.08	8,025,994	2.32%	3.23%	to	2.45%
2016	0.95%	to	1.70%	411,242	21.53	to	17.65	8,764,791	2.23%	3.75%	to	2.97%
2015	0.95%	to	1.70%	476,871	20.75	to	17.14	9,816,897	2.51%	-1.54%	to	-2.29%
2014	0.95%	to	1.70%	523,278	21.08	to	17.54	10,971,259	2.05%	4.82%	to	4.03%
2013	0.95%	to	1.70%	614,258	20.11	to	16.86	12,322,556	2.14%	-2.71%	to	-3.45%
VIP Mid Cap Portfolio - Initial Class (FMCP)
2017	1.30%			33,669			78.09	2,629,256	0.68%			19.24%
2016	1.30%			37,441			65.49	2,451,969	0.50%			10.78%
2015	1.30%			40,027			59.12	2,366,202	0.49%			-2.67%
2014	1.30%			44,778			60.74	2,719,839	0.26%			4.90%
2013	1.30%			51,528			57.90	2,983,504	0.51%			34.46%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.95%	to	1.85%	84,392	81.94	to	63.79	6,848,687	0.61%	19.56%	to	18.48%
2016	0.95%	to	1.85%	91,532	68.53	to	53.84	6,216,021	0.42%	11.05%	to	10.04%
2015	0.95%	to	1.85%	99,430	61.71	to	48.92	6,084,894	0.39%	-2.44%	to	-3.32%
2014	0.95%	to	1.85%	110,806	63.26	to	50.61	6,952,474	0.16%	5.19%	to	4.23%
2013	0.95%	to	1.85%	122,757	60.14	to	48.55	7,326,939	0.42%	34.77%	to	33.55%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2017	0.95%	to	1.80%	293,442	46.10	to	39.59	13,205,938	0.49%	19.39%	to	18.37%
2016	0.95%	to	2.15%	331,701	38.61	to	31.51	12,485,102	0.30%	10.86%	to	9.52%
2015	0.95%	to	2.15%	389,521	34.83	to	28.77	13,256,251	0.25%	-2.56%	to	-3.74%
2014	0.95%	to	2.15%	406,269	35.74	to	29.89	14,218,753	0.02%	5.02%	to	3.75%
2013	0.95%	to	2.15%	466,088	34.03	to	28.81	15,517,857	0.25%	34.58%	to	32.95%
VIP Money Market Portfolio - Initial Class (FMMP)
2017	0.95%	to	1.50%	259,691	12.58	to	11.37	3,167,687	0.66%	-0.27%	to	-0.83%
2016	0.95%	to	1.50%	317,926	12.61	to	11.46	3,883,361	0.20%	-0.75%	to	-1.29%
2015	0.95%	to	1.50%	365,560	12.71	to	11.61	4,519,603	0.03%	-0.92%	to	-1.47%
2014	0.95%	to	1.50%	402,886	12.83	to	11.79	5,042,132	0.01%	-0.94%	to	-1.49%
2013	0.95%	to	1.50%	500,583	12.95	to	11.97	6,363,170	0.03%	-0.92%	to	-1.47%
VIP Overseas Portfolio - Initial Class (FOP)
2017	1.30%	to	1.50%	296,806	24.21	to	19.86	7,029,972	1.42%	28.60%	to	28.34%
2016	1.30%	to	1.50%	323,022	18.83	to	15.47	5,963,170	1.41%	-6.29%	to	-6.48%
2015	1.30%	to	1.50%	353,433	20.09	to	16.54	6,969,968	1.32%	2.28%	to	2.07%
2014	1.30%	to	1.50%	390,733	19.64	to	16.21	7,538,148	1.28%	-9.27%	to	-9.46%
2013	1.30%	to	1.50%	436,028	21.65	to	17.90	9,283,388	1.37%	28.74%	to	28.48%
VIP Overseas Portfolio - Service Class (FOS)
2017	0.95%	to	1.45%	87,445	20.87	to	16.68	1,774,069	1.33%	28.87%	to	28.22%
2016	0.95%	to	1.45%	94,480	16.19	to	13.01	1,487,928	1.31%	-6.02%	to	-6.49%
2015	0.95%	to	1.45%	105,016	17.23	to	13.91	1,763,779	1.30%	2.51%	to	1.99%
2014	0.95%	to	1.45%	96,139	16.81	to	13.64	1,597,059	1.18%	-9.03%	to	-9.49%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2013	0.95%	to	1.45%	109,793	$18.48	to	$15.07	$2,006,235	0.96%	29.14%	to	28.49%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	0.95%	to	1.85%	167,724	14.33	to	12.20	2,346,971	1.16%	28.76%	to	27.59%
2016	0.95%	to	2.15%	204,269	11.13	to	9.09	2,210,272	1.22%	-6.17%	to	-7.30%
2015	0.95%	to	2.15%	220,079	11.86	to	9.80	2,541,116	1.26%	2.32%	to	1.08%
2014	0.95%	to	2.15%	131,974	11.59	to	9.70	1,500,228	1.06%	-9.17%	to	-10.27%
2013	0.95%	to	2.15%	145,485	12.77	to	10.81	1,824,186	1.08%	28.93%	to	27.37%
VIP Value Portfolio - Service Class 2 (FV2)
2017	0.95%	to	1.75%	14,997	24.35	to	21.29	354,418	1.07%	14.27%	to	13.35%
2016	0.95%	to	1.75%	16,956	21.31	to	18.78	351,773	0.87%	10.65%	to	9.76%
2015	0.95%	to	1.75%	19,083	19.26	to	17.11	358,882	1.02%	-1.91%	to	-2.71%
2014	0.95%	to	1.75%	23,065	19.64	to	17.59	443,199	1.10%	10.05%	to	9.16%
2013	0.95%	to	1.75%	24,971	17.84	to	16.11	437,036	0.90%	30.93%	to	29.87%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.95%	to	1.10%	3,601	30.86	to	30.14	110,324	1.40%	18.08%	to	17.90%
2016	0.95%	to	1.10%	3,705	26.13	to	25.56	96,173	0.98%	8.44%	to	8.28%
2015	0.95%	to	1.10%	5,110	24.10	to	23.61	122,431	1.04%	-3.98%	to	-4.12%
2014	0.95%	to	1.20%	5,297	25.10	to	24.31	131,973	0.82%	5.68%	to	5.41%
2013	0.95%	to	1.20%	7,784	23.75	to	23.06	184,084	0.85%	29.21%	to	28.88%
VIP Value Portfolio - Service Class (FVS)
2017	0.95%	to	1.05%	10,465	24.98	to	24.57	260,848	1.22%	14.44%	to	14.33%
2016	0.95%	to	1.05%	10,654	21.83	to	21.49	232,072	0.99%	10.84%	to	10.73%
2015	0.95%	to	1.05%	10,947	19.70	to	19.41	215,163	1.27%	-1.76%	to	-1.86%
2014	0.95%	to	1.05%	11,500	20.05	to	19.78	230,118	1.28%	10.25%	to	10.14%
2013	0.95%	to	1.05%	11,786	18.19	to	17.96	213,945	0.85%	31.04%	to	30.90%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2017	0.95%	to	1.35%	34,987	30.51	to	28.65	1,045,467	1.74%	19.70%	to	19.22%
2016	0.95%	to	1.40%	38,141	25.49	to	23.85	950,548	1.57%	15.23%	to	14.70%
2015	0.95%	to	1.50%	45,531	22.12	to	20.51	986,227	1.66%	-4.33%	to	-4.86%
2014	0.95%	to	1.50%	51,315	23.12	to	21.56	1,164,183	1.55%	7.97%	to	7.37%
2013	0.95%	to	1.50%	55,290	21.42	to	20.08	1,163,914	1.75%	28.82%	to	28.10%
Templeton Foreign Securities Fund - Class 1 (TIF)
2017	0.95%	to	1.35%	5,011	20.27	to	19.03	99,160	2.80%	15.91%	to	15.44%
2016	0.95%	to	1.35%	5,341	17.49	to	16.48	91,309	2.14%	6.47%	to	6.04%
2015	0.95%	to	1.35%	6,555	16.42	to	15.55	105,556	3.48%	-7.20%	to	-7.57%
2014	0.95%	to	1.35%	7,607	17.70	to	16.82	132,118	2.11%	-11.73%	to	-12.09%
2013	0.95%	to	1.35%	8,833	20.05	to	19.13	174,111	2.51%	22.10%	to	21.61%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.95%	to	1.55%	37,734	14.98	to	14.12	553,880	2.73%	10.92%	to	10.25%
2016	0.95%	to	1.40%	35,569	13.50	to	12.98	473,365	3.99%	12.11%	to	11.60%
2015	0.95%	to	1.45%	42,788	12.04	to	11.59	508,675	2.93%	-7.10%	to	-7.57%
2014	0.95%	to	1.45%	45,326	12.97	to	12.53	580,911	2.62%	1.87%	to	1.36%
2013	0.95%	to	1.40%	41,509	12.73	to	12.40	523,166	12.05%	22.59%	to	22.04%
VI American Franchise Fund - Series II Shares (ACEG2)
2017	0.95%	to	1.85%	81,060	23.30	to	20.16	1,835,883	0.00%	25.82%	to	24.68%
2016	0.95%	to	1.85%	88,018	18.52	to	16.17	1,582,192	0.00%	1.05%	to	0.13%
2015	0.95%	to	1.85%	106,159	18.32	to	16.14	1,886,304	0.00%	3.76%	to	2.81%
2014	0.95%	to	1.85%	122,995	17.66	to	15.70	2,106,204	0.00%	7.14%	to	6.17%
2013	0.95%	to	1.85%	145,154	16.48	to	14.79	2,325,884	0.24%	38.47%	to	37.21%
VI Comstock Fund - Series II Shares (ACC2)
2017	0.95%	to	1.80%	147,616	26.86	to	23.43	3,847,277	1.90%	16.46%	to	15.47%
2016	0.95%	to	2.15%	170,225	23.06	to	19.24	3,812,937	1.33%	15.88%	to	14.48%
2015	0.95%	to	2.15%	189,558	19.90	to	16.81	3,672,470	1.63%	-7.09%	to	-8.21%
2014	0.95%	to	2.15%	231,791	21.42	to	18.31	4,836,609	1.08%	8.06%	to	6.75%
2013	0.95%	to	2.15%	260,485	19.82	to	17.15	5,039,560	1.42%	34.36%	to	32.74%
VI Core Equity Fund - Series I Shares (AVGI)
2017	0.95%	to	1.35%	2,410	19.39	to	18.50	45,818	1.04%	12.10%	to	11.65%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.95%	to	1.35%	2,492	$17.30	to	$16.57	$42,335	0.71%	9.22%	to	8.78%
2015	0.95%	to	1.35%	2,897	15.84	to	15.23	45,163	0.83%	-6.67%	to	-7.04%
2014	0.95%	to	1.35%	5,234	16.97	to	16.38	87,687	0.77%	7.12%	to	6.69%
2013	0.95%	to	1.35%	12,622	15.84	to	15.36	198,308	1.36%	28.02%	to	27.50%
VI Core Equity Fund - Series II Shares (AVCE2)
2017	0.95%	to	1.80%	27,696	18.84	to	17.04	505,140	0.76%	11.81%	to	10.85%
2016	0.95%	to	1.80%	32,638	16.85	to	15.37	534,914	0.50%	8.98%	to	8.04%
2015	0.95%	to	1.80%	42,621	15.46	to	14.23	644,102	0.92%	-6.90%	to	-7.69%
2014	0.95%	to	1.80%	43,593	16.61	to	15.41	709,156	0.64%	6.82%	to	5.91%
2013	0.95%	to	1.80%	54,719	15.55	to	14.55	837,137	1.25%	27.71%	to	26.62%
VI International Growth Fund - Series II Shares (AVIE2)
2017	0.95%	to	1.80%	5,680	27.68	to	24.14	153,894	1.27%	21.56%	to	20.52%
2016	0.95%	to	1.80%	5,752	22.77	to	20.03	128,353	1.11%	-1.64%	to	-2.48%
2015	0.95%	to	1.80%	6,841	23.15	to	20.54	154,696	1.29%	-3.54%	to	-4.37%
2014	0.95%	to	1.80%	6,963	24.00	to	21.48	163,423	1.29%	-0.86%	to	-1.71%
2013	0.95%	to	1.80%	11,559	24.21	to	21.85	273,472	0.99%	17.59%	to	16.58%
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
2017	0.95%	to	1.35%	4,480	26.30	to	24.70	114,497	0.49%	13.83%	to	13.37%
2016	0.95%	to	1.35%	5,595	23.11	to	21.78	125,986	0.08%	12.36%	to	11.91%
2015	0.95%	to	1.35%	6,197	20.56	to	19.46	124,420	0.34%	-4.94%	to	-5.32%
2014	0.95%	to	1.35%	6,573	21.63	to	20.56	139,185	0.04%	3.44%	to	3.02%
2013	0.95%	to	1.35%	7,548	20.91	to	19.96	154,972	0.67%	27.59%	to	27.08%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2017			1.10%	672			17.07	11,485	0.00%			21.15%
2016			1.10%	719			14.09	10,142	0.00%			-0.35%
2015			1.10%	725			14.14	10,263	0.00%			0.09%
2014	0.95%	to	1.10%	1,255	14.18	to	14.12	17,737	0.00%	7.01%	to	6.85%
2013	0.95%	to	1.10%	2,029	13.25	to	13.22	26,827	0.40%	35.71%	to	35.51%
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2017	0.95%	to	1.40%	8,907	17.00	to	16.56	149,902	0.00%	20.98%	to	20.44%
2016	0.95%	to	1.40%	8,047	14.05	to	13.75	112,037	0.00%	-0.38%	to	-0.83%
2015	0.95%	to	1.40%	8,667	14.10	to	13.87	121,473	0.00%	0.08%	to	-0.37%
2014	0.95%	to	1.40%	7,694	14.09	to	13.92	107,898	0.00%	6.67%	to	6.18%
2013	0.95%	to	1.35%	8,055	13.21	to	13.12	106,042	0.21%	35.31%	to	34.76%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.95%	to	1.30%	6,486	11.37	to	11.22	73,333	1.68%	26.62%	to	26.17%
2016	0.95%	to	1.30%	5,338	8.98	to	8.89	47,748	1.20%	19.64%	to	19.21%
2015	1.10%	to	1.30%	4,172	7.48	to	7.46	31,215	0.56%	-20.94%	to	-21.10%
2014	0.95%	to	1.40%	11,025	9.48	to	9.45	104,191	1.76%	-5.24%	to	-5.53%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2017	0.95%	to	1.75%	88,795	12.99	to	12.70	1,147,131	0.43%	26.89%	to	25.87%
2016	0.95%	to	1.75%	105,949	10.24	to	10.09	1,080,927	0.39%	4.84%	to	3.99%
2015	0.95%	to	1.75%	124,976	9.77	to	9.71	1,218,458	0.48%	-2.34%	to	-2.95%	****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2017	0.95%	to	1.95%	75,975	19.76	to	16.82	1,447,570	0.00%	25.48%	to	24.21%
2016	0.95%	to	1.95%	88,955	15.75	to	13.54	1,352,466	0.00%	3.62%	to	2.58%
2015	0.95%	to	1.95%	102,550	15.20	to	13.20	1,504,935	0.00%	3.44%	to	2.40%
2014	0.95%	to	1.95%	110,623	14.69	to	12.89	1,573,254	0.00%	7.53%	to	6.44%
2013	0.95%	to	1.95%	134,673	13.66	to	12.11	1,783,856	0.00%	35.91%	to	34.54%
New Discovery Series - Service Class (MNDSC)
2017	0.95%	to	1.65%	45,261	27.46	to	24.54	1,206,160	0.00%	25.14%	to	24.25%
2016	0.95%	to	1.65%	55,880	21.94	to	19.75	1,189,536	0.00%	7.77%	to	7.01%
2015	0.95%	to	1.65%	63,315	20.36	to	18.45	1,252,195	0.00%	-3.08%	to	-3.76%
2014	0.95%	to	1.65%	70,878	21.01	to	19.17	1,450,278	0.00%	-8.37%	to	-9.02%
2013	0.95%	to	1.65%	102,483	22.93	to	21.08	2,287,169	0.00%	39.88%	to	38.89%
Value Series - Service Class (MVFSC)
2017	0.95%	to	2.00%	83,777	30.70	to	25.92	2,466,112	1.79%	16.24%	to	15.01%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.95%	to	1.95%	88,675	$26.41	to	$22.71	$2,276,151	1.88%	12.70%	to	11.56%
2015	0.95%	to	1.95%	112,280	23.44	to	20.36	2,555,991	2.16%	-1.88%	to	-2.87%
2014	0.95%	to	1.95%	115,716	23.88	to	20.96	2,678,875	1.29%	9.16%	to	8.05%
2013	0.95%	to	1.95%	136,730	21.88	to	19.40	2,904,326	0.99%	34.31%	to	32.95%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.95%	to	1.60%	40,517	20.74	to	19.72	830,746	1.28%	25.62%	to	24.80%
2016	0.95%	to	2.00%	54,089	16.51	to	15.38	876,705	1.16%	2.86%	to	1.77%
2015	0.95%	to	2.00%	64,083	16.05	to	15.11	1,014,648	1.81%	5.31%	to	4.19%
2014	0.95%	to	2.00%	64,727	15.24	to	14.51	975,119	1.90%	0.17%	to	-0.89%
2013	0.95%	to	1.70%	48,519	15.22	to	14.80	734,361	1.27%	26.42%	to	25.47%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2017	0.95%	to	1.75%	14,226	14.99	to	13.31	208,670	2.88%	4.89%	to	4.05%
2016	0.95%	to	1.75%	13,367	14.29	to	12.79	188,797	1.66%	4.86%	to	4.01%
2015	0.95%	to	1.75%	13,715	13.63	to	12.30	184,873	3.05%	-1.77%	to	-2.57%
2014	0.95%	to	1.75%	22,321	13.88	to	12.62	306,541	2.93%	6.54%	to	5.68%
2013	0.95%	to	1.75%	23,731	13.02	to	11.94	305,880	3.03%	-1.52%	to	-2.32%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2017	0.95%	to	1.20%	4,825	27.86	to	27.25	133,642	1.44%	7.41%	to	7.14%
2016	0.95%	to	1.20%	6,355	25.93	to	25.44	163,769	1.69%	19.07%	to	18.77%
2015	1.00%	to	1.20%	13,079	21.71	to	21.42	282,724	2.22%	-5.40%	to	-5.59%
2014	1.00%	to	1.20%	14,648	22.95	to	22.68	334,779	1.88%	11.82%	to	11.59%
2013	1.00%	to	1.40%	14,663	20.52	to	20.14	299,895	2.69%	30.36%	to	29.83%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.95%	to	1.40%	213,243	18.75	to	17.78	3,943,625	1.09%	14.70%	to	14.18%
2016	0.95%	to	1.75%	205,107	16.35	to	14.99	3,312,038	1.85%	7.97%	to	7.10%
2015	0.95%	to	1.50%	249,697	15.14	to	14.35	3,735,569	1.42%	0.02%	to	-0.53%
2014	0.95%	to	1.50%	273,288	15.14	to	14.43	4,099,195	0.90%	3.99%	to	3.42%
2013	0.95%	to	1.50%	323,074	14.56	to	13.95	4,663,034	1.27%	22.11%	to	21.44%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.95%	to	1.80%	37,426	12.48	to	11.29	454,171	1.16%	2.23%	to	1.36%
2016	0.95%	to	1.80%	53,528	12.21	to	11.14	640,740	2.71%	1.68%	to	0.81%
2015	0.95%	to	1.80%	70,490	12.01	to	11.05	831,149	1.36%	-1.18%	to	-2.03%
2014	0.95%	to	1.80%	83,864	12.15	to	11.27	1,002,287	1.15%	3.98%	to	3.09%
2013	0.95%	to	1.80%	106,248	11.68	to	10.94	1,226,093	1.63%	-3.50%	to	-4.33%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.95%	to	1.80%	77,759	21.75	to	19.67	1,662,235	0.67%	29.73%	to	28.62%
2016	0.95%	to	1.80%	89,158	16.77	to	15.30	1,472,969	1.44%	-0.76%	to	-1.61%
2015	0.95%	to	1.80%	98,720	16.90	to	15.55	1,644,972	0.65%	5.53%	to	4.63%
2014	0.95%	to	1.80%	112,401	16.01	to	14.86	1,779,169	0.70%	0.87%	to	0.00%
2013	0.95%	to	1.80%	126,264	15.87	to	14.86	1,986,456	0.38%	27.42%	to	26.33%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.95%	to	1.80%	116,284	22.07	to	19.96	2,528,783	0.29%	26.59%	to	25.50%
2016	0.95%	to	1.80%	149,664	17.44	to	15.91	2,579,019	0.22%	8.03%	to	7.11%
2015	0.95%	to	1.80%	161,606	16.14	to	14.85	2,581,160	0.73%	5.42%	to	4.51%
2014	0.95%	to	1.80%	177,632	15.31	to	14.21	2,693,013	0.43%	7.04%	to	6.12%
2013	0.95%	to	1.80%	211,865	14.31	to	13.39	3,005,839	0.32%	28.38%	to	27.28%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.95%	to	1.40%	42,422	18.43	to	17.56	772,099	1.39%	20.77%	to	20.22%
2016	0.95%	to	1.55%	41,588	15.26	to	14.39	627,366	1.22%	10.03%	to	9.37%
2015	0.95%	to	1.55%	55,498	13.87	to	13.16	763,295	0.85%	0.13%	to	-0.48%
2014	0.95%	to	1.55%	60,623	13.85	to	13.22	832,992	0.79%	9.18%	to	8.52%
2013	0.95%	to	1.55%	69,286	12.69	to	12.18	873,349	1.05%	31.71%	to	30.91%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.95%	to	1.20%	8,434	11.38	to	11.28	95,625	4.17%	5.75%	to	5.48%
2016	0.95%	to	1.35%	17,297	10.76	to	10.65	185,152	6.29%	13.07%	to	12.62%
2015	0.95%	to	1.35%	16,431	9.52	to	9.46	155,821	5.19%	-3.53%	to	-3.92%
2014	0.95%	to	1.35%	18,526	9.87	to	9.84	182,547	3.93%	-1.31%	to	-1.59%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class II (GEM2)
2017	0.95%	to	1.75%	47,424	$31.53	to	$27.72	$1,455,118	0.94%	39.88%	to	38.76%
2016	0.95%	to	1.75%	50,081	22.54	to	19.98	1,100,350	0.83%	6.46%	to	5.60%
2015	0.95%	to	1.75%	59,542	21.17	to	18.92	1,228,080	0.45%	-17.03%	to	-17.70%
2014	0.95%	to	1.75%	65,863	25.51	to	22.98	1,640,044	1.26%	-6.63%	to	-7.38%
2013	0.95%	to	1.60%	11,457	27.33	to	25.27	308,668	0.95%	-0.52%	to	-1.18%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	0.95%	to	1.55%	8,801	11.01	to	10.38	95,186	1.41%	25.87%	to	25.11%
2016	0.95%	to	1.55%	16,711	8.74	to	8.30	144,624	1.59%	-0.32%	to	-0.92%
2015	0.95%	to	1.55%	22,934	8.77	to	8.37	199,283	0.30%	-4.14%	to	-4.72%
2014	0.95%	to	1.55%	20,275	9.15	to	8.79	183,256	3.90%	-1.66%	to	-2.26%
2013	0.95%	to	1.55%	18,072	9.31	to	8.99	166,397	0.54%	16.45%	to	15.74%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2017	0.95%	to	1.60%	5,068	18.33	to	17.20	91,117	0.55%	23.58%	to	22.77%
2016	0.95%	to	1.00%	4,304	14.83	to	14.77	63,780	0.60%	12.47%	to	12.41%
2015	0.95%	to	1.35%	4,457	13.19	to	12.79	58,425	0.57%	-2.13%	to	-2.53%
2014	0.95%	to	1.35%	6,116	13.48	to	13.12	81,695	0.75%	5.55%	to	5.12%
2013	0.95%	to	1.55%	10,248	12.77	to	12.34	128,493	1.60%	42.17%	to	41.31%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017			1.10%	447			19.47	8,702	0.35%			17.32%
2016			1.10%	952			16.59	15,798	0.83%			8.90%
2015			1.10%	952			15.24	14,506	0.96%			-1.42%
2014			1.10%	447			15.46	6,909	1.00%			9.39%
2013			1.10%	447			14.13	6,316	1.02%			37.24%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	1.00%	to	1.10%	740	19.46	to	19.28	14,399	0.54%	17.18%	to	17.07%
2016	1.00%	to	1.10%	785	16.61	to	16.47	13,030	0.76%	9.01%	to	8.90%
2015	1.00%	to	1.10%	747	15.24	to	15.12	11,394	0.34%	-1.41%	to	-1.51%
2014	1.00%	to	1.10%	2,044	15.46	to	15.35	31,454	1.47%	9.40%	to	9.29%
2013	1.00%	to	1.10%	2,346	14.13	to	14.05	33,022	0.73%	37.17%	to	37.03%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2017	0.95%	to	1.20%	81,260	16.30	to	15.90	1,299,872	1.27%	18.66%	to	18.37%
2016	0.95%	to	1.20%	84,394	13.73	to	13.44	1,139,909	2.37%	7.34%	to	7.07%
2015	0.95%	to	1.25%	85,029	12.80	to	12.50	1,071,990	2.68%	-2.69%	to	-2.98%
2014	0.95%	to	1.20%	84,576	13.15	to	12.93	1,097,895	2.05%	3.50%	to	3.24%
2013	0.95%	to	1.50%	87,629	12.70	to	12.31	1,100,352	0.75%	28.25%	to	27.53%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	0.95%	to	1.60%	46,620	14.85	to	13.94	683,580	1.82%	10.99%	to	10.26%
2016	0.95%	to	1.60%	51,320	13.38	to	12.64	679,433	2.42%	5.10%	to	4.42%
2015	0.95%	to	1.60%	62,080	12.73	to	12.11	783,022	2.59%	-2.00%	to	-2.64%
2014	0.95%	to	1.60%	72,029	12.99	to	12.44	925,805	2.26%	3.31%	to	2.63%
2013	0.95%	to	1.60%	80,386	12.58	to	12.12	1,000,844	1.39%	13.57%	to	12.82%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	0.95%	to	1.65%	40,212	15.78	to	14.74	622,671	1.64%	14.71%	to	13.90%
2016	0.95%	to	1.65%	42,141	13.76	to	12.94	569,888	2.68%	6.30%	to	5.56%
2015	0.95%	to	1.65%	47,727	12.94	to	12.26	608,949	3.01%	-2.27%	to	-2.96%
2014	0.95%	to	1.65%	49,582	13.24	to	12.63	648,370	2.48%	3.70%	to	2.97%
2013	0.95%	to	1.65%	50,767	12.77	to	12.27	640,054	1.56%	20.09%	to	19.25%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2017	1.00%	to	1.50%	21,431	13.08	to	12.46	276,973	1.97%	5.30%	to	4.77%
2016	1.00%	to	1.50%	24,285	12.43	to	11.89	298,838	2.45%	3.57%	to	3.05%
2015	0.95%	to	1.50%	31,462	12.04	to	11.54	374,270	2.02%	-1.68%	to	-2.22%
2014	0.95%	to	1.50%	36,375	12.25	to	11.80	440,787	1.90%	2.35%	to	1.79%
2013	0.95%	to	1.50%	48,967	11.97	to	11.60	581,652	1.56%	3.94%	to	3.36%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017	0.95%	to	1.30%	120,868	15.36	to	14.84	1,823,466	1.76%	12.89%	to	12.49%
2016	0.95%	to	1.40%	130,521	13.61	to	13.08	1,747,835	2.60%	5.73%	to	5.25%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	0.95%	to	1.75%	158,808	$12.87	to	$12.09	$2,013,090	2.83%	-2.01%	to	-2.80%
2014	0.95%	to	1.75%	166,610	13.13	to	12.44	2,159,968	2.20%	3.58%	to	2.74%
2013	0.95%	to	1.75%	221,127	12.68	to	12.11	2,780,738	1.52%	16.69%	to	15.74%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	0.95%	to	1.60%	11,946	16.01	to	15.03	188,768	1.50%	16.95%	to	16.19%
2016	0.95%	to	1.10%	10,123	13.69	to	13.51	137,606	2.56%	6.57%	to	6.41%
2015	0.95%	to	1.40%	10,857	12.85	to	12.41	138,345	3.01%	-2.44%	to	-2.89%
2014	0.95%	to	1.40%	12,424	13.17	to	12.78	162,406	2.23%	3.57%	to	3.10%
2013	0.95%	to	1.10%	13,959	12.72	to	12.61	176,480	0.93%	23.10%	to	22.91%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	0.95%	to	1.60%	26,695	14.34	to	13.46	368,477	1.55%	8.84%	to	8.13%
2016	0.95%	to	1.60%	37,587	13.18	to	12.45	481,553	1.63%	4.99%	to	4.31%
2015	0.95%	to	1.60%	94,097	12.55	to	11.93	1,161,607	2.43%	-2.01%	to	-2.65%
2014	0.95%	to	1.60%	99,128	12.81	to	12.26	1,253,777	2.44%	3.09%	to	2.42%
2013	0.95%	to	1.60%	94,032	12.42	to	11.97	1,154,374	1.39%	10.18%	to	9.46%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	1.10%	to	1.20%	617	13.45	to	13.32	8,254	3.08%	3.25%	to	3.15%
2016	1.10%	to	1.20%	580	13.03	to	12.91	7,520	3.20%	4.19%	to	4.09%
2015	1.10%	to	1.20%	539	12.50	to	12.41	6,713	3.03%	-1.81%	to	-1.91%
2014	0.95%	to	1.20%	538	12.86	to	12.65	6,836	1.26%	4.06%	to	3.79%
2013	0.95%	to	1.35%	1,919	12.36	to	12.08	23,479	2.02%	-2.84%	to	-3.24%
NVIT Core Bond Fund - Class II (NVCBD2)
2017	0.95%	to	1.55%	27,348	13.31	to	12.55	360,636	1.83%	3.19%	to	2.57%
2016	0.95%	to	1.55%	57,867	12.90	to	12.24	735,814	2.89%	4.01%	to	3.38%
2015	0.95%	to	1.55%	55,563	12.40	to	11.84	679,981	3.40%	-1.82%	to	-2.42%
2014	0.95%	to	1.55%	38,904	12.63	to	12.13	488,836	2.85%	3.68%	to	3.06%
2013	0.95%	to	1.70%	32,681	12.18	to	11.67	395,943	1.98%	-3.06%	to	-3.79%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2017	0.95%	to	1.55%	25,924	14.19	to	13.38	364,315	2.07%	2.78%	to	2.16%
2016	0.95%	to	1.55%	43,208	13.80	to	13.10	586,593	2.85%	2.36%	to	1.74%
2015	0.95%	to	1.55%	42,466	13.49	to	12.87	563,934	1.56%	-1.46%	to	-2.06%
2014	0.95%	to	1.55%	40,200	13.69	to	13.14	544,084	1.92%	3.89%	to	3.26%
2013	0.95%	to	1.70%	45,737	13.18	to	12.62	596,945	1.63%	-2.98%	to	-3.71%
NVIT Nationwide Fund - Class II (TRF2)
2017	0.95%	to	1.40%	2,049	19.39	to	18.39	38,809	0.70%	19.11%	to	18.57%
2016	0.95%	to	1.65%	2,815	16.28	to	15.09	44,695	0.97%	10.10%	to	9.33%
2015	0.95%	to	1.65%	3,840	14.79	to	13.81	55,762	0.89%	-0.29%	to	-1.00%
2014	0.95%	to	1.65%	4,378	14.83	to	13.94	63,906	0.79%	10.75%	to	9.97%
2013	0.95%	to	1.65%	7,959	13.39	to	12.68	103,859	0.93%	29.55%	to	28.63%
NVIT Government Bond Fund - Class I (GBF)
2017	0.95%	to	1.85%	281,571	14.99	to	12.97	4,125,434	2.02%	1.12%	to	0.20%
2016	0.95%	to	1.85%	328,316	14.82	to	12.94	4,760,379	1.80%	-0.21%	to	-1.12%
2015	0.95%	to	1.85%	387,938	14.86	to	13.09	5,642,246	1.74%	-1.06%	to	-1.96%
2014	0.95%	to	1.85%	414,421	15.01	to	13.35	6,094,662	1.95%	3.58%	to	2.63%
2013	0.95%	to	1.85%	482,678	14.50	to	13.01	6,865,740	1.87%	-4.97%	to	-5.83%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.95%	to	1.80%	134,712	25.48	to	22.22	3,277,630	1.54%	17.31%	to	16.30%
2016	0.95%	to	1.80%	140,182	21.72	to	19.11	2,919,621	1.57%	8.43%	to	7.50%
2015	0.95%	to	1.80%	173,552	20.03	to	17.77	3,348,897	1.29%	-1.94%	to	-2.78%
2014	0.95%	to	1.80%	208,877	20.43	to	18.28	4,118,984	1.56%	3.99%	to	3.10%
2013	0.95%	to	1.85%	247,650	19.64	to	17.63	4,721,809	1.37%	26.04%	to	24.89%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.95%	to	1.85%	42,664	18.17	to	16.79	765,017	1.75%	10.08%	to	9.08%
2016	0.95%	to	1.85%	44,527	16.50	to	15.39	726,545	1.92%	5.30%	to	4.34%
2015	0.95%	to	1.85%	44,911	15.67	to	14.75	697,099	1.63%	-1.12%	to	-2.02%
2014	0.95%	to	1.85%	47,801	15.85	to	15.05	751,812	1.43%	3.59%	to	2.65%
2013	0.95%	to	1.85%	58,907	15.30	to	14.66	893,501	1.69%	12.35%	to	11.33%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.95%	to	1.55%	1,959	$21.65	to	$20.54	$41,929	1.77%	13.72%	to	13.03%
2016	0.95%	to	1.75%	2,639	19.04	to	17.89	49,446	1.95%	6.72%	to	5.86%
2015	1.00%	to	1.35%	2,225	17.78	to	17.37	39,357	1.45%	-1.53%	to	-1.87%
2014	1.00%	to	1.20%	3,338	18.06	to	17.85	59,931	1.57%	4.16%	to	3.95%
2013	1.00%	to	1.50%	5,309	17.34	to	16.93	90,958	1.82%	18.30%	to	17.70%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.95%	to	1.80%	303,612	15.93	to	13.89	4,646,090	1.85%	4.68%	to	3.79%
2016	0.95%	to	2.15%	342,635	15.21	to	12.69	5,019,715	1.87%	3.28%	to	2.03%
2015	0.95%	to	2.15%	385,476	14.73	to	12.44	5,487,412	1.58%	-0.69%	to	-1.89%
2014	0.95%	to	2.15%	459,109	14.83	to	12.68	6,595,738	1.81%	2.90%	to	1.66%
2013	0.95%	to	2.15%	494,068	14.41	to	12.47	6,913,698	1.58%	3.84%	to	2.58%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.95%	to	1.95%	1,287,294	21.35	to	18.18	26,340,702	1.71%	11.86%	to	10.73%
2016	0.95%	to	1.95%	1,474,336	19.09	to	16.42	27,047,874	1.79%	6.13%	to	5.06%
2015	0.95%	to	1.95%	1,689,762	17.99	to	15.63	29,295,579	1.54%	-1.28%	to	-2.28%
2014	0.95%	to	1.95%	1,938,210	18.22	to	15.99	34,166,235	1.61%	4.18%	to	3.13%
2013	0.95%	to	1.95%	2,268,124	17.49	to	15.50	38,487,468	1.60%	15.52%	to	14.35%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.95%	to	1.95%	628,511	24.00	to	20.43	14,504,907	1.59%	15.57%	to	14.41%
2016	0.95%	to	1.95%	701,777	20.76	to	17.86	14,034,174	1.74%	7.45%	to	6.37%
2015	0.95%	to	1.95%	777,869	19.32	to	16.79	14,500,365	1.36%	-1.67%	to	-2.67%
2014	0.95%	to	1.95%	931,094	19.65	to	17.25	17,668,342	1.63%	3.96%	to	2.91%
2013	0.95%	to	1.95%	1,055,764	18.90	to	16.76	19,345,239	1.65%	21.22%	to	19.99%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.95%	to	1.85%	393,094	18.85	to	16.31	7,093,989	1.81%	8.18%	to	7.20%
2016	0.95%	to	2.15%	441,268	17.43	to	14.54	7,372,985	1.88%	4.70%	to	3.44%
2015	0.95%	to	2.15%	493,861	16.64	to	14.06	7,924,346	1.56%	-0.98%	to	-2.18%
2014	0.95%	to	2.15%	591,877	16.81	to	14.37	9,626,180	1.62%	3.74%	to	2.49%
2013	0.95%	to	2.15%	748,885	16.20	to	14.02	11,791,219	1.65%	9.45%	to	8.12%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.95%	to	1.50%	12,050	36.89	to	33.82	434,051	1.10%	14.68%	to	14.05%
2016	0.95%	to	1.50%	13,234	32.17	to	29.66	415,535	1.23%	19.15%	to	18.49%
2015	0.95%	to	1.50%	12,623	27.00	to	25.03	332,629	0.96%	-3.46%	to	-4.00%
2014	0.95%	to	1.50%	17,254	27.96	to	26.07	472,453	0.97%	8.38%	to	7.78%
2013	0.95%	to	1.50%	21,369	25.80	to	24.19	539,951	1.15%	31.78%	to	31.05%
NVIT Mid Cap Index Fund - Class II (MCIF2)
2017	0.95%	to	2.00%	89,393	34.09	to	28.85	2,953,742	0.89%	14.48%	to	13.27%
2016	0.95%	to	2.15%	98,586	29.78	to	24.90	2,846,545	1.13%	18.88%	to	17.44%
2015	0.95%	to	2.15%	98,080	25.05	to	21.20	2,383,700	0.84%	-3.70%	to	-4.86%
2014	0.95%	to	2.15%	112,584	26.01	to	22.29	2,846,260	0.84%	8.14%	to	6.83%
2013	0.95%	to	2.15%	133,184	24.05	to	20.86	3,125,081	0.90%	31.55%	to	29.95%
NVIT Money Market Fund - Class I (SAM)
2017	0.95%	to	1.80%	1,252,955	10.16	to	8.86	12,523,746	0.42%	-0.53%	to	-1.38%
2016	0.95%	to	1.80%	1,270,668	10.21	to	8.98	12,767,988	0.01%	-0.94%	to	-1.79%
2015	0.95%	to	1.80%	1,436,234	10.31	to	9.15	14,573,686	0.00%	-0.95%	to	-1.80%
2014	0.95%	to	1.80%	1,641,047	10.41	to	9.31	16,844,106	0.00%	-0.95%	to	-1.80%
2013	0.95%	to	2.00%	1,965,186	10.51	to	9.26	20,375,429	0.00%	-0.95%	to	-2.00%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2017	1.10%	to	1.30%	1,899	12.93	to	12.68	24,439	1.10%	24.16%	to	23.91%
2016			1.10%	1,436			10.41	14,955	1.11%			-3.54%
2015	1.10%	to	1.40%	1,779	10.80	to	10.55	19,151	0.13%	-1.75%	to	-2.05%
2014	1.10%	to	1.40%	1,847	10.99	to	10.77	20,231	2.50%	-2.44%	to	-2.73%
2013	0.95%	to	1.40%	5,153	11.36	to	11.07	58,252	1.14%	19.93%	to	19.38%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017			1.10%	3,171			10.73	34,031	2.73%			21.58%
2016			1.10%	3,213			8.83	28,362	3.10%			4.07%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015			1.10%	3,256			$8.48	$27,618	1.23%			-6.16%
2014			1.10%	3,305			9.04	29,874	1.88%			-9.61%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	0.95%	to	1.55%	32,621	10.69	to	10.45	347,560	2.42%	21.37%	to	20.64%
2016	0.95%	to	1.55%	36,695	8.81	to	8.66	322,351	2.49%	3.99%	to	3.36%
2015	0.95%	to	1.55%	44,599	8.47	to	8.38	376,954	0.95%	-6.24%	to	-6.81%
2014	0.95%	to	1.55%	53,643	9.03	to	8.99	483,983	1.93%	-9.68%	to	-10.06%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017	0.95%	to	1.30%	1,450	19.67	to	19.01	28,033	0.09%	28.65%	to	28.20%
2016	0.95%	to	1.15%	2,290	15.29	to	15.03	34,599	0.44%	1.02%	to	0.82%
2015	0.95%	to	1.15%	3,379	15.14	to	14.90	50,650	0.25%	2.15%	to	1.94%
2014	1.10%	to	1.15%	2,809	14.67	to	14.62	41,161	0.23%	8.94%	to	8.88%
2013	1.10%	to	1.15%	3,341	13.47	to	13.43	44,975	0.59%	32.94%	to	32.87%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017	0.95%	to	1.80%	147,537	17.52	to	16.12	2,529,443	1.19%	13.28%	to	12.31%
2016	0.95%	to	1.80%	171,444	15.47	to	14.35	2,603,533	1.62%	14.95%	to	13.96%
2015	0.95%	to	1.80%	198,968	13.45	to	12.59	2,634,015	0.94%	-4.35%	to	-5.17%
2014	0.95%	to	1.80%	230,538	14.07	to	13.28	3,196,940	0.99%	9.20%	to	8.26%
2013	0.95%	to	1.80%	286,062	12.88	to	12.27	3,637,106	1.14%	33.74%	to	32.60%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	0.95%	to	1.35%	3,568	19.45	to	18.70	68,771	0.00%	26.31%	to	25.81%
2016	0.95%	to	1.35%	2,995	15.40	to	14.86	45,714	0.00%	5.05%	to	4.63%
2015	0.95%	to	1.35%	4,371	14.66	to	14.21	63,578	0.00%	-1.29%	to	-1.69%
2014	0.95%	to	1.25%	2,793	14.85	to	14.55	41,193	0.00%	2.73%	to	2.42%
2013	0.95%	to	1.55%	6,268	14.45	to	13.96	88,642	0.00%	37.29%	to	36.46%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.95%	to	1.60%	14,880	22.56	to	21.17	332,203	1.10%	12.76%	to	12.02%
2016	0.95%	to	1.60%	16,845	20.01	to	18.90	334,563	2.09%	16.48%	to	15.72%
2015	0.95%	to	1.40%	8,836	17.18	to	16.59	150,490	0.80%	-3.81%	to	-4.25%
2014	0.95%	to	1.40%	17,459	17.86	to	17.32	309,102	1.69%	15.91%	to	15.38%
2013	0.95%	to	1.40%	13,100	15.41	to	15.01	200,241	1.37%	34.39%	to	33.78%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017	0.95%	to	1.65%	19,277	21.85	to	19.52	407,934	0.00%	23.47%	to	22.60%
2016	0.95%	to	2.15%	33,559	17.70	to	14.76	567,694	0.00%	7.03%	to	5.74%
2015	0.95%	to	2.15%	45,215	16.53	to	13.96	720,817	0.00%	-0.43%	to	-1.63%
2014	0.95%	to	2.15%	46,424	16.60	to	14.19	746,370	0.00%	1.56%	to	0.33%
2013	0.95%	to	2.15%	56,748	16.35	to	14.14	901,613	0.00%	42.58%	to	40.86%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.95%	to	1.10%	2,474	33.14	to	32.37	80,426	0.50%	8.03%	to	7.87%
2016	0.95%	to	1.10%	2,719	30.68	to	30.01	81,906	0.64%	24.74%	to	24.55%
2015	0.95%	to	1.10%	3,300	24.60	to	24.10	79,764	0.70%	-6.92%	to	-7.06%
2014	0.95%	to	1.10%	3,374	26.42	to	25.92	87,739	0.53%	6.01%	to	5.84%
2013	0.95%	to	1.10%	4,524	24.93	to	24.49	111,074	0.92%	39.07%	to	38.86%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	0.95%	to	1.80%	36,027	29.64	to	25.90	1,028,842	0.28%	7.72%	to	6.80%
2016	0.95%	to	1.80%	40,192	27.51	to	24.25	1,063,262	0.44%	24.42%	to	23.36%
2015	0.95%	to	1.80%	41,521	22.11	to	19.65	885,594	0.43%	-7.18%	to	-7.98%
2014	0.95%	to	1.80%	50,506	23.82	to	21.36	1,166,164	0.30%	5.75%	to	4.84%
2013	0.95%	to	1.80%	58,522	22.53	to	20.37	1,282,510	0.62%	38.69%	to	37.50%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.95%	to	1.50%	8,191	34.13	to	31.30	276,643	0.00%	12.41%	to	11.79%
2016	0.95%	to	1.50%	10,874	30.36	to	27.99	325,636	0.33%	21.67%	to	20.99%
2015	0.95%	to	1.50%	11,517	24.95	to	23.14	283,775	0.38%	-2.57%	to	-3.11%
2014	0.95%	to	1.50%	11,568	25.61	to	23.88	292,855	0.16%	-0.14%	to	-0.70%
2013	0.95%	to	1.50%	13,077	25.65	to	24.05	331,302	0.15%	39.57%	to	38.79%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	0.95%	to	1.95%	37,911	33.73	to	28.71	1,233,213	0.00%	12.13%	to	11.00%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.95%	to	1.95%	40,899	$30.08	to	$25.87	$1,189,260	0.10%	21.38%	to	20.16%
2015	0.95%	to	1.95%	46,149	24.78	to	21.53	1,108,778	0.14%	-2.83%	to	-3.81%
2014	0.95%	to	1.95%	51,709	25.51	to	22.38	1,282,414	0.00%	-0.40%	to	-1.41%
2013	0.95%	to	2.00%	69,761	25.61	to	22.56	1,733,408	0.13%	39.22%	to	37.74%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.95%	to	1.55%	10,499	10.89	to	10.27	113,412	2.48%	0.62%	to	0.01%
2016	0.95%	to	1.55%	8,109	10.82	to	10.27	87,131	1.37%	1.52%	to	0.91%
2015	0.95%	to	1.55%	13,668	10.66	to	10.17	144,982	1.69%	-1.29%	to	-1.89%
2014	0.95%	to	1.55%	16,278	10.80	to	10.37	174,287	0.75%	-0.46%	to	-1.06%
2013	0.95%	to	1.55%	26,766	10.85	to	10.48	288,374	1.19%	-0.85%	to	-1.45%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.95%	to	1.50%	1,608,600	31.30	to	29.83	48,526,687	0.47%	26.11%	to	25.41%
2016	0.95%	to	1.50%	1,845,013	24.82	to	23.79	44,318,916	0.72%	2.65%	to	2.08%
2015	0.95%	to	1.50%	2,039,713	24.18	to	23.30	47,936,140	0.62%	4.09%	to	3.52%
2014	0.95%	to	1.50%	2,244,672	23.23	to	22.51	50,895,526	0.70%	7.77%	to	7.17%
2013	0.95%	to	1.50%	2,543,792	21.56	to	21.00	53,753,200	0.77%	35.40%	to	34.65%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	0.95%	to	1.95%	1,194,445	30.63	to	28.05	36,226,942	0.23%	25.86%	to	24.60%
2016	0.95%	to	2.15%	1,355,624	24.33	to	22.16	32,702,586	0.49%	2.35%	to	1.11%
2015	0.95%	to	2.15%	1,539,791	23.77	to	21.92	36,338,536	0.37%	3.83%	to	2.57%
2014	0.95%	to	2.15%	1,750,475	22.90	to	21.37	39,830,519	0.45%	7.53%	to	6.23%
2013	0.95%	to	2.15%	1,981,457	21.29	to	20.12	41,961,399	0.51%	34.99%	to	33.36%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017			1.10%	319			17.35	5,534	2.03%			21.37%
2016			1.10%	337			14.29	4,817	1.72%			0.01%
2015	1.10%	to	1.25%	614	14.29	to	14.15	8,726	0.88%	-4.96%	to	-5.10%
2014	0.95%	to	1.35%	2,541	15.17	to	14.82	38,447	2.62%	-9.02%	to	-9.39%
2013	0.95%	to	1.40%	6,203	16.67	to	16.32	103,063	2.10%	18.95%	to	18.41%
NVIT Real Estate Fund - Class II (NVRE2)
2017	0.95%	to	1.80%	60,727	15.14	to	13.93	907,402	1.77%	5.14%	to	4.24%
2016	0.95%	to	1.80%	75,338	14.40	to	13.36	1,070,614	1.68%	6.16%	to	5.25%
2015	0.95%	to	1.80%	89,488	13.56	to	12.69	1,198,966	2.23%	-6.56%	to	-7.36%
2014	0.95%	to	1.80%	113,421	14.51	to	13.70	1,627,083	2.88%	27.38%	to	26.29%
2013	0.95%	to	1.80%	109,194	11.39	to	10.85	1,232,835	1.18%	1.72%	to	0.85%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.95%	to	1.40%	6,782	27.03	to	25.40	181,898	0.42%	17.31%	to	16.78%
2016	0.95%	to	1.40%	9,212	23.04	to	21.75	211,100	0.65%	8.82%	to	8.33%
2015	0.95%	to	1.50%	11,063	21.17	to	19.84	232,409	0.58%	-1.41%	to	-1.96%
2014	0.95%	to	1.50%	10,867	21.47	to	20.24	231,612	0.32%	9.33%	to	8.73%
2013	0.95%	to	1.70%	15,344	19.64	to	18.25	297,883	0.72%	36.30%	to	35.27%
International Growth Fund/VA- Service Shares (OVIGS)
2017	0.95%	to	1.10%	6,018	11.16	to	11.10	66,848	0.96%	25.25%	to	25.06%
2016	0.95%	to	1.10%	5,921	8.91	to	8.88	52,607	0.80%	-3.64%	to	-3.78%
2015			1.10%	4,631			9.22	42,719	0.00%			1.97%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.95%	to	1.50%	8,693	33.41	to	30.63	284,415	0.91%	35.37%	to	34.62%
2016	0.95%	to	1.50%	7,872	24.68	to	22.75	190,245	1.07%	-0.87%	to	-1.42%
2015	0.95%	to	1.50%	9,251	24.89	to	23.08	225,879	1.31%	2.96%	to	2.38%
2014	0.95%	to	1.50%	10,880	24.18	to	22.54	258,268	1.70%	1.32%	to	0.76%
2013	0.95%	to	1.35%	1,030	23.86	to	22.77	24,135	1.68%	26.10%	to	25.59%
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	0.95%	to	1.95%	121,449	32.17	to	27.38	3,795,774	0.73%	35.03%	to	33.67%
2016	0.95%	to	1.95%	139,347	23.82	to	20.49	3,231,307	0.77%	-1.10%	to	-2.10%
2015	0.95%	to	1.95%	166,416	24.09	to	20.93	3,904,514	1.05%	2.69%	to	1.65%
2014	0.95%	to	1.95%	181,662	23.46	to	20.59	4,156,861	1.02%	1.09%	to	0.07%
2013	0.95%	to	1.95%	93,510	23.21	to	20.57	2,116,024	1.17%	25.78%	to	24.52%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Main Street Fund(R)/VA - Service Class (OVGIS)
2017	0.95%	to	2.00%	170,379	$25.40	to	$21.45	$4,186,060	1.04%	15.53%	to	14.31%
2016	0.95%	to	2.15%	184,565	21.99	to	18.34	3,945,367	0.87%	10.24%	to	8.91%
2015	0.95%	to	2.15%	225,918	19.94	to	16.84	4,386,194	0.66%	2.13%	to	0.89%
2014	0.95%	to	2.15%	251,712	19.53	to	16.69	4,791,120	0.58%	9.35%	to	8.03%
2013	0.95%	to	2.15%	286,306	17.86	to	15.45	4,991,994	0.84%	30.19%	to	28.61%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.95%	to	1.35%	9,640	37.93	to	35.62	357,645	0.78%	13.07%	to	12.62%
2016	0.95%	to	1.35%	11,073	33.55	to	31.63	363,815	0.52%	16.93%	to	16.46%
2015	0.95%	to	1.35%	11,155	28.69	to	27.16	314,047	0.92%	-6.79%	to	-7.17%
2014	0.95%	to	1.35%	14,785	30.78	to	29.25	447,663	0.88%	10.87%	to	10.42%
2013	0.95%	to	1.35%	16,048	27.76	to	26.49	439,042	0.98%	39.68%	to	39.11%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2017	0.95%	to	2.00%	23,242	21.07	to	18.61	472,872	0.61%	12.83%	to	11.64%
2016	0.95%	to	2.00%	23,304	18.67	to	16.67	421,867	0.27%	16.56%	to	15.33%
2015	0.95%	to	2.00%	34,671	16.02	to	14.45	539,534	0.65%	-6.99%	to	-7.97%
2014	0.95%	to	2.00%	32,819	17.22	to	15.70	550,094	0.66%	10.59%	to	9.42%
2013	0.95%	to	1.50%	31,057	15.57	to	14.92	475,099	0.70%	39.29%	to	38.52%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.95%	to	1.35%	12,109	11.01	to	10.78	132,619	2.31%	5.27%	to	4.84%
2016	0.95%	to	1.40%	12,642	10.46	to	10.26	131,676	4.59%	5.52%	to	5.05%
2015	0.95%	to	1.50%	17,781	9.91	to	9.74	175,358	5.55%	-3.19%	to	-3.73%
2014	0.95%	to	1.50%	20,807	10.24	to	10.12	212,286	4.17%	1.86%	to	1.30%
2013	0.95%	to	1.50%	22,850	10.05	to	9.99	229,262	5.11%	-1.08%	to	-1.63%
Global Strategic Income Fund/VA - Service Shares (OVSBS)
2017	0.95%	to	1.80%	148,044	20.71	to	18.07	2,982,572	1.98%	5.03%	to	4.13%
2016	0.95%	to	1.80%	171,043	19.72	to	17.35	3,288,314	4.58%	5.26%	to	4.36%
2015	0.95%	to	1.80%	205,323	18.74	to	16.62	3,747,089	5.50%	-3.42%	to	-4.25%
2014	0.95%	to	1.80%	248,662	19.40	to	17.36	4,711,890	3.99%	1.52%	to	0.65%
2013	0.95%	to	1.85%	295,343	19.11	to	17.15	5,528,325	4.65%	-1.31%	to	-2.21%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.95%	to	1.40%	11,966	12.49	to	12.00	147,394	1.50%	9.69%	to	9.19%
2016	0.95%	to	1.40%	14,640	11.39	to	10.99	164,817	1.13%	1.93%	to	1.47%
2015	0.95%	to	1.40%	13,126	11.17	to	10.84	143,633	1.41%	-8.06%	to	-8.47%
2014	0.95%	to	1.75%	21,232	12.15	to	11.60	253,914	1.97%	-0.65%	to	-1.45%
2013	0.95%	to	1.75%	56,171	12.23	to	11.77	674,800	1.69%	-7.45%	to	-8.20%
Low Duration Portfolio - Advisor Class (PMVLAD)
2017	0.95%	to	1.50%	61,320	11.81	to	11.25	718,268	1.25%	0.29%	to	-0.26%
2016	0.95%	to	1.50%	83,141	11.77	to	11.28	967,359	1.39%	0.35%	to	-0.21%
2015	0.95%	to	1.50%	101,142	11.73	to	11.30	1,172,967	3.43%	-0.74%	to	-1.29%
2014	0.95%	to	1.75%	95,889	11.82	to	11.29	1,124,571	1.02%	-0.21%	to	-1.01%
2013	0.95%	to	1.75%	118,762	11.84	to	11.40	1,398,080	1.38%	-1.18%	to	-1.98%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2017	1.00%	to	1.55%	3,930	11.45	to	11.21	44,330	4.98%	8.69%	to	8.08%
2016	1.00%	to	1.55%	4,426	10.53	to	10.38	46,138	5.56%	12.08%	to	11.46%
2015	1.15%	to	1.30%	634	9.37	to	9.35	5,919	5.12%	-3.49%	to	-3.63%
2014	1.35%	to	1.40%	6,507	9.70	to	9.69	63,081	2.88%	-3.02%	to	-3.06%	****
VT Equity Income Fund: Class IB (PVEIB)
2017	0.95%	to	1.30%	11,235	11.29	to	11.26	126,696	0.00%	12.91%	to	12.64%	****
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.95%	to	1.55%	27,747	13.43	to	13.31	371,378	0.10%	29.66%	to	28.88%
2016	0.95%	to	1.55%	61,879	10.36	to	10.33	640,191	0.00%	3.58%	to	3.29%	****
VT International Equity Fund: Class IB (PVTIGB)
2017	0.95%	to	1.35%	2,364	18.78	to	17.64	43,164	2.69%	25.38%	to	24.88%
2016	0.95%	to	1.35%	6,096	14.98	to	14.12	89,214	3.35%	-3.38%	to	-3.77%
2015	0.95%	to	1.35%	6,357	15.50	to	14.67	96,466	1.17%	-0.81%	to	-1.21%
2014	0.95%	to	1.35%	6,576	15.63	to	14.85	100,807	0.97%	-7.66%	to	-8.04%
2013	0.95%	to	1.35%	7,374	16.93	to	16.15	122,673	1.39%	26.85%	to	26.34%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VT Small Cap Value Fund: Class IB (PVTSCB)
2017	0.95%	to	1.35%	1,306	$29.78	to	$27.96	$37,923	0.71%	6.85%	to	6.42%
2016	0.95%	to	1.35%	1,511	27.87	to	26.27	41,247	1.38%	26.29%	to	25.78%
2015	0.95%	to	1.50%	2,127	22.07	to	20.46	45,828	0.86%	-5.15%	to	-5.68%
2014	0.95%	to	1.50%	2,537	23.27	to	21.69	57,849	0.60%	2.45%	to	1.88%
2013	0.95%	to	1.50%	4,015	22.71	to	21.29	89,611	1.06%	38.28%	to	37.51%
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2017	0.95%	to	1.10%	41,674	7.65	to	7.58	318,404	0.00%	-2.90%	to	-3.05%
2016	0.95%	to	1.30%	44,073	7.88	to	7.75	346,781	0.26%	42.05%	to	41.55%
2015	0.95%	to	1.35%	16,595	5.54	to	5.46	91,349	0.04%	-34.26%	to	-34.52%
2014	0.95%	to	1.40%	34,151	8.43	to	8.33	286,074	0.00%	-20.11%	to	-20.48%
2013	0.95%	to	1.35%	16,288	10.56	to	10.49	171,449	0.46%	9.25%	to	8.81%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.95%	to	1.40%	21,602	7.82	to	7.62	167,605	0.00%	-2.63%	to	-3.07%
2016	0.95%	to	1.40%	23,189	8.03	to	7.86	185,017	0.39%	42.35%	to	41.70%
2015	0.95%	to	1.45%	24,400	5.64	to	5.54	136,899	0.04%	-34.08%	to	-34.41%
2014	0.95%	to	1.75%	40,710	8.56	to	8.38	347,324	0.09%	-19.87%	to	-20.52%
2013	0.95%	to	1.75%	42,131	10.68	to	10.54	449,184	0.78%	9.48%	to	8.60%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.95%	to	1.60%	31,665	16.58	to	15.66	519,477	1.53%	17.15%	to	16.39%
2016	0.95%	to	1.60%	36,561	14.15	to	13.45	512,617	0.62%	-3.49%	to	-4.12%
2015	0.95%	to	1.60%	59,145	14.66	to	14.03	856,785	0.37%	-9.22%	to	-9.81%
2014	0.95%	to	1.75%	74,382	16.15	to	15.42	1,189,002	0.49%	-6.16%	to	-6.92%
2013	0.95%	to	1.75%	138,954	17.21	to	16.57	2,364,730	1.31%	23.94%	to	22.94%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.95%	to	1.60%	3,630	30.78	to	29.08	109,419	0.00%	24.67%	to	23.85%
2016	0.95%	to	1.60%	4,561	24.69	to	23.48	111,183	0.00%	6.73%	to	6.03%
2015	0.95%	to	1.60%	12,006	23.14	to	22.14	275,437	0.00%	-3.81%	to	-4.44%
2014	0.95%	to	1.40%	23,608	24.05	to	23.44	560,397	0.00%	-2.81%	to	-3.25%
2013	0.95%	to	1.15%	14,764	24.75	to	24.52	364,174	0.00%	48.80%	to	48.50%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	to	1.50%	15,519	20.87	to	19.78	318,795	0.00%	26.13%	to	25.43%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95%	to	2.00%	128,666	20.38	to	18.39	2,570,590	0.00%	25.80%	to	24.47%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	0.95%	to	1.30%	5,338	22.95	to	21.86	119,459	1.74%	13.93%	to	13.53%
2015	0.95%	to	1.40%	6,651	20.14	to	19.01	131,141	1.94%	-8.41%	to	-8.82%
2014	0.95%	to	1.60%	6,503	21.99	to	20.36	139,155	1.35%	9.68%	to	8.96%
2013	0.95%	to	1.40%	6,362	20.05	to	19.10	125,320	1.51%	34.39%	to	33.78%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	1.55%	34,932	19.41	to	17.87	654,655	1.19%	-7.00%	to	-7.57%
2014	0.95%	to	1.55%	36,089	20.87	to	19.33	730,917	0.84%	8.68%	to	8.02%
2013	0.95%	to	1.55%	47,114	19.20	to	17.90	876,129	0.78%	42.36%	to	41.50%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	1.75%	80,623	18.49	to	16.65	1,448,160	0.28%	10.06%	to	9.17%
2013	0.95%	to	1.75%	93,353	16.80	to	15.26	1,528,763	0.41%	28.82%	to	27.78%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	1.40%	to	1.50%	63,422	13.92	to	13.82	882,540	5.52%	-0.24%	to	-0.34%
2013	1.40%	to	1.50%	61,712	13.96	to	13.86	860,855	5.21%	4.48%	to	4.38%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95%	to	1.35%	13,150	16.76	to	16.18	216,553	2.21%	5.92%	to	5.49%
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)
2014	0.95%	to	1.80%	54,288	14.17	to	13.26	756,178	4.59%	-0.05%	to	-0.91%
2013	0.95%	to	1.80%	81,373	14.17	to	13.38	1,137,128	5.60%	4.86%	to	3.96%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014	0.95%	to	1.05%	21,666	14.31	to	14.20	309,128	4.73%	0.03%	to	-0.07%
2013	0.95%	to	1.05%	30,096	14.31	to	14.21	429,467	5.51%	4.92%	to	4.81%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.95%	to	2.00%	95,658	$20.60	to	$18.58	$1,929,994	0.39%	-0.51%	to	-1.56%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.95%	to	2.00%	96,924	15.61	to	13.93	1,481,255	1.03%	-9.18%	to	-10.14%
2013	0.95%	to	1.75%	130,256	17.18	to	15.89	2,211,575	1.32%	28.92%	to	27.88%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.95%	to	1.45%	19,365	15.86	to	15.03	301,657	1.14%	-9.05%	to	-9.51%
2013	0.95%	to	1.45%	23,103	17.44	to	16.61	396,954	1.15%	29.06%	to	28.41%
VIP Growth Strategies Portfolio - Service Class (obsolete) (FAGRS)
2014	0.95%	to	1.00%	2,424	16.65	to	16.54	40,331	0.01%	12.45%	to	12.39%
2013	0.95%	to	1.00%	2,616	14.81	to	14.71	38,708	0.00%	35.75%	to	35.68%
VIP Growth Strategies Portfolio - Service Class 2 (obsolete) (FAGR2)
2014	0.95%	to	2.15%	34,379	16.18	to	13.64	538,634	0.00%	12.33%	to	10.97%
2013	0.95%	to	2.15%	37,768	14.40	to	12.29	527,816	0.00%	35.41%	to	33.77%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013			1.10%	3,335			13.05	43,524	1.82%			20.09%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.95%	to	1.55%	46,158	12.91	to	12.17	588,402	2.38%	19.95%	to	19.22%

2017	Reserves for annuity contracts in payout phase:								$507,240
2017	Contract Owners’ Equity:								$402,364,511
2016	Reserves for annuity contracts in payout phase:								$669,351
2016	Contract Owners’ Equity:								$390,231,082
2015	Reserves for annuity contracts in payout phase:								$678,260
2015	Contract Owners’ Equity:								$417,467,230
2014	Reserves for annuity contracts in payout phase:								$696,109
2014	Contract Owners’ Equity:								$472,145,376
2013	Reserves for annuity contracts in payout phase:								$744,588
2013	Contract Owners’ Equity:								$520,219,801
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”) of the Company as listed in the accompanying table of contents. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 28, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2017	2016	2015
Revenues
Policy charges	$2,545	$2,361	$2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14

Total revenues	$5,613	$5,039	$5,080

Benefits and expenses
Interest credited to policyholder account values	$1,844	$1,406	$1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044

Total benefits and expenses	$4,712	$4,135	$3,852

Income before federal income taxes and noncontrolling interests	$901	$904	$1,228
Federal income tax benefit (expense)	408	(126)	(293)

Net income	$1,309	$778	$935
Loss attributable to noncontrolling interests, net of tax	96	91	96

Net income attributable to Nationwide Life Insurance Company	$1,405	$869	$1,031

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$1,309	$778	$935

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$550	$237	$(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43

Total other comprehensive income (loss), net of tax	$450	$259	$(677)

Total comprehensive income	$1,759	$1,037	$258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,855	$1,128	$354

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2017	2016
Assets
Investments:
Fixed maturity securities, available-for-sale	$50,201	$43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111

Total investments	$65,059	$57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071

Total assets	$181,189	$155,638

Liabilities and equity
Liabilities
Future policy benefits and claims	$59,885	$52,911
Short-term debt	—	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071

Total liabilities	$169,718	$146,093

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626

Total shareholder’s equity	$10,733	$8,878
Noncontrolling interests	738	667

Total equity	$11,471	$9,545

Total liabilities and equity	$181,189	$155,638

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities
Net income	$1,309	$778	$935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)

Net cash provided by operating activities	$970	$982	$783

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,471	$3,007	$2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)	—	—
Other, net	(355)	(231)	(136)

Net cash used in investing activities	$(6,096)	$(7,638)	$(4,859)

Cash flows from financing activities
Net change in short-term debt	$(300)	$(100)	$(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)

Net cash provided by financing activities	$5,129	$6,681	$4,066

Net increase (decrease) in cash and cash equivalents	$3	$25	$(10)
Cash and cash equivalents at beginning of year	92	67	77

Cash and cash equivalents at end of year	$95	$92	$67

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2017 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, as discussed in Note 4. NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. See Note 4 for detailed information related to the acquisition of JNF.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2017 and 2016 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% and 4.6% for the years ended December 31, 2017 and 2016, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $70 million and $72 million as of December 31, 2017 and 2016, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2017 and 2016 was $2.0 billion and $2.3 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $47 million of FHLB stock as of December 31, 2017 and 2016.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.25% growth per year as of December 31, 2017.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 6 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2017 and 2016, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% and 86% as of December 31, 2017 and 2016, respectively), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2017 and 2016, the fair value of the securities received as collateral and recorded off-balance sheet is $43 million and $331 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2017 and 2016, the fair value of loaned securities was $348 million and $541 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment upon maturity of such loan or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, the value of the property collateral is determined to be less than the current carrying value and it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. When management determines that a mortgage loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at such loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on property type, loan-to-value and loan surveillance categories. This non-specific reserve reflects management’s best estimates of probable losses inherent in the portfolio for mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on historical loan loss experience, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $787 million and $495 million as of December 31, 2017 and 2016, respectively. The carrying value of alternative investments was $582 million and $362 million as of December 31, 2017 and 2016, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $1.7 billion and $1.5 billion in tax credit funds to unrelated third parties as of December 31, 2017 and 2016, respectively. These guaranteed after-tax benefits are provided through periods ending in 2036 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $987 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $738 million and $667 million as of December 31, 2017 and 2016, respectively, and are included within the consolidated balance sheets primarily as other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017, and other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million and $200 million as of December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets. There were no impairments to goodwill as of December 31, 2017 and 2016. Total additions to goodwill was $69 million for the year ended December 31, 2017 and there was no addition to goodwill for the year ended December 31, 2016.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 11 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As a result, the Company has reclassified $253 million of AMT credit carryforwards, net of government fees of $11 million, as an income tax receivable.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change. These valuations will be finalized in 2018. The Company has recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities. There is no impact to net deferred tax liabilities.

Refer to Note 7 and Note 14 for additional discussion on the impact of the Act on the Company’s investments and federal income taxes, respectively.

The Company files with the NMIC consolidated federal income tax return.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2017, 2016 and 2015 and 31% of the number of life insurance policies in force in 2017 (33% in 2016 and 35% in 2015). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2018, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.

(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

1	Included in other assets in the consolidated balance sheets.
2	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the

Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(5)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $291 million and $359 million for the years ended December 31, 2017 and December 31, 2016, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2017 and 2016. The separate account value subject to GMIB was $355 million and $347 million for the years ended December 31, 2017 and December 31, 2016, respectively. The general account value subject to GMIB was $46 million and $47 million as of December 31, 2017 and 2016, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2017 and 2016. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2017				December 31, 2016
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$842	$32,313	$16	67	$922	$27,459	$76	66
Minimum return or anniversary contract value	1,764	33,337	347	71	1,813	31,380	555	71

Total contracts with GMDB	$2,606	$65,650	$363	69	$2,735	$58,839	$631	69

Contracts with GLWB:
Minimum return or anniversary contract value	$84	$39,183	$104	68	$149	$34,974	$166	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
GMDB	$164	$170
GLWB	$300	$297

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $14 million and $36 million for the years ended December 31, 2017 and 2016, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Mutual funds:
Bond	$7,167	$5,986
Domestic equity	53,617	48,824
International equity	3,874	3,010

Total mutual funds	$64,658	$57,820
Money market funds	992	1,019

Total[1]	$65,650	$58,839

1	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with an enhanced GMDB and GLWB. As of December 31, 2017 and 2016, the fixed indexed annuity general account value was $9.8 billion and $5.3 billion, respectively. This includes $351 million and $230 million of general account value relating to contracts with the enhanced GMDB and $3.7 billion and $2.5 billion of general account value relating to contracts with GLWB as of December 31, 2017 and 2016, respectively. These enhanced GMDB reserves were immaterial and GLWB reserves were $31 million and $19 million as of December 31, 2017 and 2016, respectively. The net amount at risk for these guarantees was immaterial as of December 31, 2017 and 2016. Paid claims on contracts with these guarantees were immaterial for the years ended December 31, 2017 and 2016.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2017, 2016 and 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $915 million and $710 million as of December 31, 2017 and 2016, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2017 and 2016.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to the Company’s assumptions related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to the Company’s assumptions related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

During 2015, the Company completed its annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees. For the year ended December 31, 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC and other related balances.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2017	$3,637	$2,350	$61,489	51
December 31, 2016	$2,991	$2,117	$55,053	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

1	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

1	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

1	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
2	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
3	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

1	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

1	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(9)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[1]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[2]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Excludes $649 million of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $721 million of the total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0.1% - 10%[2]
Lapse	0% - 35%[3]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
3	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate securities	—	32,592	1,273	33,865
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims[2]	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net (losses) gains
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value have changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2017				December 31, 2016
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$10,929	$10,876	$—	$10,876	$9,760	$9,589	$—	$9,589
Policy loans	$1,030	$1,030	$—	$1,030	$989	$989	$—	$989
Other investments	$78	$78	$—	$78	$72	$72	$—	$72

Liabilities
Investment contracts	$36,746	$34,711	$—	$34,711	$31,431	$29,736	$—	$29,736
Short-term debt	$—	$—	$—	$—	$300	$300	$—	$300
Long-term debt	$793	$1,070	$977	$93	$707	$927	$920	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(10)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(11)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Liabilities:
Future policyholder benefits	$1,571	$1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38

Total liabilities	$1,863	$1,898

Assets:
Available-for-sale securities	$1,294	$1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98

Total assets	$1,719	$1,745

Excess of reported liabilities over assets	$144	$153

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	$14	$7
Adjustment to policyholder dividend obligation	(14)	(7)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$144	$153

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,294	$1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)

Net unrealized appreciation	$—	$—

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2017	2016	2015
Revenues:
Premiums	$53	$56	$58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)

Total revenues	$129	$136	$141

Benefits and expenses:
Policy and contract benefits	$115	$125	$122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1

Total benefits and expenses	$115	$122	$126

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$14	$15
Federal income tax expense	5	5	5

Revenues, net of benefits and expenses and federal income tax expense	$9	$9	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$153	$162	$172
Change during period	(9)	(9)	(10)

End of period	$144	$153	$162

Cumulative closed block earnings from inception through December 31, 2017, 2016 and 2015 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $22 million, $26 million and $32 million as of December 31, 2017, 2016 and 2015, respectively.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(12)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had no amounts outstanding under the agreement as of December 31, 2017 and had $300 million outstanding as of December 31, 2016, which had a weighted average interest rate of 0.72%.

In April 2017, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 23, 2018, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $6.5 billion and $6.1 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2017 and 2016, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million and a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The amount of interest paid on short-term debt was immaterial in 2017, 2016 and 2015.

(13)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2017	2016
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	93	7

Total long-term debt	$793	$707

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2017, 2016 and 2015. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(14)	Federal Income Taxes

The following table summarizes the components of federal income tax benefit (expense) for the years ended:

	December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)[1]	$177	$(61)	$(76)
Deferred tax benefit (expense)[1]	231	(65)	(217)

Total federal income tax benefit (expense)	$408	$(126)	$(293)

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.

The following table summarizes how the total federal income tax benefit (expense) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2017		2016		2015
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$901		$904		$1,228
Rate reconciliation:
Computed (expected tax expense)	$(315)	(35)%	$(316)	(35)%	$(430)	(35)%
Dividends received deduction	128	14%	144	16%	118	10%
Tax credits	90	10%	81	9%	63	5%
Impact of enacted tax law changes[1]	530	59%	—	—%	—	—%
Other, net[2]	(25)	(3)%	(35)	(4)%	(44)	(4)%

Total federal income tax benefit (expense)	$408	45%	$(126)	(14)%	$(293)	(24)%

1	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
2	Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The Company’s current federal income tax receivable (liability) was $166 million and $(52) million as of December 31, 2017 and 2016, respectively.

The Company made $8 million, $7 million and $33 million of payments for the years ended December 31, 2017, 2016 and 2015, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Future policy benefits and claims	$781	$953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383

Gross deferred tax assets	$1,411	$1,956
Valuation allowance	(10)	(17)

Gross deferred tax assets, net of valuation allowance	$1,401	$1,939

Deferred tax liabilities
Deferred policy acquisition costs	$971	$1,577
Available-for-sale securities	589	536
Other	311	278

Gross deferred tax liabilities	$1,871	$2,391

Net deferred tax liability	$470	$452

As of December 31, 2017, the Company has gross federal net operating losses of $17 million, which expire between 2018 and 2037. As of December 31, 2017, the Company had $307 million in low-income-housing credit carryforwards, which expire between 2024 and 2037. In addition, the Company had $43 million in foreign tax credit carryforwards which expire between 2024 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2017	2016	2015
Balance at beginning of period	$36	$36	$38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions	—	1	—
Reductions for prior years tax positions	(28)	(2)	(3)

Balance at end of period	$10	$36	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2013 tax year.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(15)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million, and also raised NLIC’s admitted deferred tax assets by $8 million.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million, and also reduced NLIC’s admitted deferred tax assets by $15 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2017	2016	2015
Statutory net income (loss)
NLIC	$1,039	$751	$167
NLAIC	(277)	(227)	(99)
JNL	—	N/A	N/A
JNLNY	—	N/A	N/A

Statutory capital and surplus
NLIC	$5,949	$5,208	$4,567
NLAIC	1,340	968	735
JNL	35	N/A	N/A
JNLNY	7	N/A	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2017, 2016 and 2015 NLIC did not pay any dividends to NFS. As of January 1, 2018, NLIC has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $324 million, $277 million and $289 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $17 million, $19 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2017 and 2016. Total revenues from these contracts were $125 million, $127 million and $129 million for the years ended December 31, 2017, 2016 and 2015, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $111 million for the years ended December 31, 2017 and 2016, and $106 million for the year ended December 31, 2015.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $158 million for the year ended December 31, 2017 and $209 million for the years ended December 31, 2016 and 2015, while benefits, claims and expenses ceded during these years were $108 million, $185 million and $207 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $66.7 billion, $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $221 million, $199 million and $196 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $899 million as of December 31, 2017 and 2016, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2017, 2016 and 2015.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million, $65 million and $63 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $313 million, $332 million and $238 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $7 million, $11 million and $14 million, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries, under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(19) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	117	—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	557	36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	195	(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net gain attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$2,105	$111	$—	$2,216
Premiums	751	—	35	786
Net investment income	1,193	752	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(56)	(56)
Other revenues[2]	(83)	—	7	(76)

Total revenues	$3,966	$863	$23	$4,852
Benefits and expenses:
Interest credited to policyholder account values	$564	$494	$20	$1,078
Benefits and claims[3]	1,405	—	29	1,434
Amortization of DAC	128	7	(67)	68
Other expenses, net of deferrals	705	163	176	1,044

Total benefits and expenses	$2,802	$664	$158	$3,624

Income before federal income taxes and noncontrolling interests	$1,164	$199	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,164	$199	$(57)

Assets as of year end	$104,020	$30,524	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$358	$396	$396
Obligations of states, political subdivisions and foreign governments	3,433	3,845	3,845
Public utilities	5,374	5,582	5,582
All other corporate, mortgage-backed and asset-backed securities	38,677	40,378	40,378

Total fixed maturity securities, available-for-sale	$47,842	$50,201	$50,201
Equity securities, available-for-sale:
Common stocks:
Banks, trust and insurance companies	$15	$15	$15
Industrial, miscellaneous and all other	14	12	12
Nonredeemable preferred stocks	44	52	52

Total equity securities, available-for-sale	$73	$79	$79
Trading assets	73	74	74
Mortgage loans, net of allowance	10,963		10,929	[1]
Policy loans	1,030		1,030
Other investments	1,340		1,340
Short-term investments	1,406		1,406

Total investments	$62,727		$65,059

1	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS	$5,007	$26,742			$751
Retirement Plans	222	15,940			—
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS	$1,193	$2,198	$128	$705
Retirement Plans	752	494	7	163
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-7:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2017.
Statement of Operations for the year ended December 31, 2017.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2017 and 2016.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015.
Consolidated Balance Sheets as of December 31, 2017 and 2016.
Consolidated Statements of Equity as of December 31, 2017, 2016, 2015, and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with the initial Registration Statement on November 5, 1994 (File No. 033-82174) and hereby incorporated by reference.
2)	Not Applicable
3)	Form of the Underwriting or Distribution contracts between the Depositor and the Principal Underwriter – Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 033-89560) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously with Post-Effective No. 2 on October 31, 1997 (File No. 033-89560) and hereby incorporated by reference.
5)	The variable annuity application – Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 033-89560) and hereby incorporated by reference.
6)	Depositor's Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company – Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company – Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009 – Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
4)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
5)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
6)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
7)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
8)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
9)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
10)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
11)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
12)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
13)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
14)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
15)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm

16)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
17)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
18)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
19)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
20)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
21)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
22)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
9)	Opinion of Counsel - Filed previously with Post-Effective No. 24 on April 26, 2007 (File No. 033-89560) under document "opinionofcounsel.htm" and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable
12)	Not Applicable
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie

Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2018, was 3,024 and 2,702 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1

Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide Variable Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact